UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	September 30, 2021

Multi Sector Fixed Income Funds
Bond
Core Fixed Income
Global Core Fixed Income
Income
Long Short Credit Strategies
Strategic Income

Goldman Sachs Multi Sector Fixed Income Funds

∎	BOND

∎	CORE FIXED INCOME

∎	GLOBAL CORE FIXED INCOME

∎	INCOME

∎	LONG SHORT CREDIT STRATEGIES

∎	STRATEGIC INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Multi-Sector Fixed Income Funds

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Multi-Sector Fixed Income Funds (the “Funds”) during the six months ended September 30, 2021 (the “Reporting Period”). A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2022.

Market and Economic Review

∎

The broad U.S. fixed income market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a return of 1.88% during the Reporting Period, significantly underperforming the broad U.S. equity market.

∎

Early in the Reporting Period, global central banks generally remained accommodative, with the U.S. Federal Reserve (“Fed”) indicating it needed to see “substantial progress” on its employment and inflation goals before altering U.S. monetary policy.

∎

Remarkably strong U.S. inflation data, deemed “transitory” by the Fed, a disappointing U.S. jobs report released in April 2021 and the spread of the COVID-19 Delta variant suggested pandemic-related dynamics could continue distorting economic data as the Reporting Period progressed.

∎

In September 2021, as inflationary trends continued, driven by a sharp rise in energy prices and persistent supply-chain bottlenecks, developed markets central banks delivered or hinted at sooner than previously consensus expected policy normalization, with the Fed stating it might start raising interest rates during 2022 and the tapering of its asset purchases “may soon be warranted.”

∎	Shorter-term U.S. Treasury yields rose modestly during the Reporting Period overall, while intermediate- and longer-term U.S. Treasury yields fell moderately.

∎

Corporate bonds, both investment grade and high yield, outperformed U.S. Treasuries during the Reporting Period. So, too, did Treasury inflation protected securities and emerging markets debt. Securitized assets, including mortgage-backed securities and asset-backed securities, underperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs Bond Fund

∎

Effective October 1, 2021, just after the close of the Reporting Period, Michael Swell no longer served as a portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

Goldman Sachs Core Fixed Income Fund

∎

Effective October 1, 2021, just after the close of the Reporting Period, Michael Swell no longer served as a portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

Goldman Sachs Long Short Credit Strategies Fund

∎

Effective July 29, 2021, the Fund’s benchmark index changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Goldman Sachs Strategic Income Fund

∎

Effective July 29, 2021, the Fund’s benchmark index changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

∎

Effective October 1, 2021, just after the close of the Reporting Period, Michael Swell no longer served as a portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

∎	The Strategic Income Fund is a dynamic fund which may have large fluctuations in sector allocations within a time period.

Goldman Sachs Income Fund

∎

The Fund outperformed its relative benchmark due to the Fund’s overweight allocations to high yield and investment grade corporate bonds. Spread Sectors (High yield and investment grade corporate bond) remain generally resilient against rate market volatility and supply chain pressures.

1

FUND BASICS

Bond Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	2.41%	1.88%	1.22%	1.04%
Class C	2.12	1.88	0.51	0.33
Institutional	2.67	1.88	1.59	1.41
Service	2.41	1.88	1.09	0.91
Investor	2.64	1.88	1.51	1.33
Class R6	2.68	1.88	1.60	1.42
Class R	2.37	1.88	1.01	0.83
Class P	2.68	1.88	1.60	1.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

Core Fixed Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	2.19%	1.88%	0.71%	0.62%
Class C	1.89	1.88	-0.01	-0.10
Institutional	2.35	1.88	1.07	0.98
Service	2.09	1.88	0.57	0.48
Investor	2.31	1.88	0.99	0.90
Class R6	2.36	1.88	1.08	0.99
Class R	2.06	1.88	0.49	0.40
Class P	2.35	1.88	1.08	0.99

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Global Core Fixed Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	1.32%	1.06%	0.39%	0.15%
Class C	0.95	1.06	-0.34	-0.59
Institutional	1.48	1.06	0.72	0.49
Service	1.15	1.06	0.22	-0.01
Investor	1.45	1.06	0.66	0.41
Class R6	1.48	1.06	0.73	0.50
Class P	1.48	1.06	0.73	0.50

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged), an unmanaged index, provides a broad based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

CURRENCY ALLOCATION[4]

	Percentage of Net Assets

	as of 9/30/21	as of 3/31/21
U.S. Dollar	53.6%	62.2%
Euro	20.5	17.8
Japanese Yen	12.1	17.0
Chinese Yuan Renminbi	6.9	5.4
British Pound	3.4	2.3
Canadian Dollar	1.2	1.2
Thai Baht	0.9	1.0
South Korean Won	0.8	0.9
Indonesian Rupiah	0.3	0.2
Singapore Dollar	0.2	0.2
Israeli Shekel	0.1	0.1
Russian Ruble	0.1	0.1

[4]	The percentage shown for each currency reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	3.39%	1.88%	2.98%	2.59%
Class C	3.01	1.88	2.35	1.94
Institutional	3.56	1.88	3.43	3.02
Investor	3.52	1.88	3.35	2.95
Class R6	3.57	1.88	3.44	3.03
Class R	3.27	1.88	2.85	2.45
Class P	3.57	1.88	3.43	3.02

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Long Short Credit Strategies Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	2.11%	0.01%	0.08%	2.40%	2.15%
Class C	1.73	0.01	0.08	1.74	1.49
Institutional	2.28	0.01	0.08	2.82	2.56
Investor	2.24	0.01	0.08	2.74	2.48
Class R6	2.28	0.01	0.08	2.83	2.57
Class R	1.98	0.01	0.08	2.25	1.99
Class P	2.28	0.01	0.08	2.83	2.57

[1]	The net asset value (“NAV”) represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “BofA/Merrill Lynch Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The BofA/Merrill Lynch Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

11

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS[5]

As of September 30, 2021	Percentage of Net Assets

Media	8.2%
Oil Field Services	5.8
Technology - Software	4.6
Internet	4.6
Retailing	4.5
Commercial Services	4.4
Pipelines	4.3
Chemicals	4.1
Diversified Financial Services	4.0
Packaging	3.5

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Strategic Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]
Class A	2.30%	0.01%	0.08%	1.95%	1.90%
Class C	1.90	0.01	0.08	1.30	1.26
Institutional	2.44	0.01	0.08	2.35	2.31
Investor	2.30	0.01	0.08	2.28	2.24
Class R6	2.45	0.01	0.08	2.37	2.32
Class R	2.09	0.01	0.08	1.78	1.73
Class P	2.45	0.01	0.08	2.37	2.32

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “BofA/Merrill Lynch Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The BofA/Merrill Lynch Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

13

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS BOND FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 48.6%
Aerospace & Defense – 0.8%
	General Dynamics Corp.(a)
	$65,000	3.250%		04/01/25	$69,805
	Howmet Aerospace, Inc.(a)
	1,160,000	3.000		01/15/29	1,167,250
	Northrop Grumman Corp.(a)
	815,000	2.930		01/15/25	863,183
	25,000	4.030		10/15/47	29,424
	Raytheon Technologies Corp.
	475,000	3.950	(a)	08/16/25	523,227
	10,000	5.700		04/15/40	13,713
	100,000	4.050	(a)	05/04/47	116,078
	Spirit AeroSystems, Inc.(a)(b)
	495,000	7.500		04/15/25	524,081
	The Boeing Co.(a)
	50,000	3.250		02/01/35	50,145
	25,000	3.375		06/15/46	24,073
	25,000	3.850		11/01/48	25,533
	TransDigm, Inc.(a)
	166,000	6.250	(b)	03/15/26	173,055
	575,000	6.375		06/15/26	594,406

					4,173,973

Agriculture – 0.3%
	BAT Capital Corp.(a)
	840,000	3.222		08/15/24	890,879
	25,000	4.758		09/06/49	26,882
	Reynolds American, Inc.
	700,000	4.850		09/15/23	757,876

					1,675,637

Airlines(a) – 0.0%
	Southwest Airlines Co.
	60,000	5.250		05/04/25	67,905

Apparel(a) – 0.0%
	NIKE, Inc.
	65,000	2.400		03/27/25	68,273

Automotive – 1.1%
	American Honda Finance Corp.
	15,000	1.200		07/08/25	15,081
	BMW US Capital LLC(a)(b)
	30,000	3.625		04/18/29	33,431
	Ford Motor Co.(a)
	27,000	9.000		04/22/25	32,469
	Ford Motor Credit Co. LLC(a)
	476,000	2.700		08/10/26	477,262
	330,000	2.979		08/03/22	333,698
	650,000	4.140		02/15/23	666,267
	839,000	3.625		06/17/31	847,447
	General Motors Co.
	425,000	5.400		10/02/23	463,611
	225,000	4.000		04/01/25	244,786
	35,000	6.600	(a)	04/01/36	47,035
	35,000	5.150	(a)	04/01/38	41,700
	50,000	5.950	(a)	04/01/49	66,099
	General Motors Financial Co., Inc.(a)
	300,000	4.300		07/13/25	328,716

Corporate Obligations – (continued)
Automotive – (continued)
	General Motors Financial Co., Inc.(a) – (continued)
	125,000	5.650		01/17/29	150,303
	500,000	2.350		01/08/31	490,035
	Hyundai Capital America
	70,000	2.750		09/27/26	72,562
	IHO Verwaltungs GmbH(a)(b)(c) (PIK 7.125%, Cash 6.375%)
	823,000	6.375		05/15/29	886,782
	Lear Corp.(a)
	30,000	5.250		05/15/49	37,160
	Toyota Motor Credit Corp.
	65,000	3.000		04/01/25	69,287

					5,303,731

Banks – 12.0%
	ABN AMRO Bank NV(a)(d) (-1x 5 Year EUR Swap + 4.674%)
EUR	400,000	4.375		12/31/99	497,511
	AIB Group PLC(b)
	$1,300,000	4.750		10/12/23	1,398,293
	Banco do Brasil SA(a)(d) (10 Year CMT + 4.398%)
	200,000	6.250		12/31/99	199,000
	Banco Santander SA
	800,000	2.746		05/28/25	838,808
	600,000	4.250		04/11/27	673,908
	200,000	2.749		12/03/30	198,656
	Bank of America Corp.
	425,000	4.200		08/26/24	464,848
	1,300,000	3.248	(a)	10/21/27	1,403,220
	925,000	4.183	(a)	11/25/27	1,030,579
	100,000	6.110		01/29/37	134,841
	(3M USD LIBOR + 0.640%)
	40,000	2.015	(a)(d)	02/13/26	41,043
	(3M USD LIBOR + 0.810%)
	60,000	3.366	(a)(d)	01/23/26	64,111
	(3M USD LIBOR + 0.970%)
	65,000	3.458	(a)(d)	03/15/25	69,150
	(3M USD LIBOR + 0.990%)
	75,000	2.496	(a)(d)	02/13/31	75,897
	(3M USD LIBOR + 1.190%)
	525,000	2.884	(a)(d)	10/22/30	548,063
	(3M USD LIBOR + 1.310%)
	750,000	4.271	(a)(d)	07/23/29	850,432
	(3M USD LIBOR + 1.575%)
	525,000	3.824	(a)(d)	01/20/28	579,731
	(3M USD LIBOR + 1.814%)
	30,000	4.244	(a)(d)	04/24/38	35,055
	(5 year CMT + 1.200%)
	475,000	2.482	(a)(d)	09/21/36	465,225
	(SOFR + 1.220%)
	640,000	2.299	(a)(d)	07/21/32	630,925
	(SOFR + 1.530%)
	600,000	1.898	(a)(d)	07/23/31	577,488
	Barclays PLC(a)(d)
	(3M USD LIBOR + 1.400%)
	1,275,000	4.610		02/15/23	1,294,495
	(SOFR + 2.714%)
	825,000	2.852		05/07/26	865,813

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	BNP Paribas SA(b)
	$1,750,000	3.500%		03/01/23	$1,824,060
	550,000	3.375		01/09/25	586,476
	(5 Year USD Swap + 4.149%)
	200,000	6.625	(a)(d)	12/31/99	217,306
	(SOFR + 1.004%)
	725,000	1.323	(a)(d)	01/13/27	713,480
	(SOFR + 2.074%)
	350,000	2.219	(a)(d)	06/09/26	359,251
	BPCE SA(b)
	1,025,000	4.000		09/12/23	1,090,303
	525,000	4.625		09/12/28	605,509
	(SOFR + 1.312%)
	475,000	2.277	(a)(d)	01/20/32	461,306
	CaixaBank SA(a)(d) (-1X 5 Year EUR Swap + 6.346%)
EUR	400,000	5.875		12/31/99	532,841
	CIT Bank NA(a)(d) (SOFR + 1.715%)
	$600,000	2.969		09/27/25	631,116
	Citigroup, Inc.
	780,000	3.500		05/15/23	817,011
	1,050,000	3.400		05/01/26	1,143,009
	125,000	4.300		11/20/26	140,540
	1,125,000	4.450		09/29/27	1,279,474
	475,000	4.125		07/25/28	530,504
	(3M USD LIBOR + 0.897%)
	65,000	3.352	(a)(d)	04/24/25	69,043
	(3M USD LIBOR + 1.023%)
	510,000	4.044	(a)(d)	06/01/24	539,452
	(SOFR + 0.669%)
	70,000	0.981	(a)(d)	05/01/25	70,267
	(SOFR + 1.422%)
	550,000	2.976	(a)(d)	11/05/30	578,495
	Citizens Financial Group, Inc.(a)
	65,000	2.850		07/27/26	69,064
	Commerzbank AG(a)(d) (-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		03/31/99	507,936
	Credit Agricole SA(a)(b)(d)
	(5 Year USD Swap + 4.319%)
	250,000	6.875		12/31/99	278,088
	(SOFR + 1.676%)
	$375,000	1.907		06/16/26	381,701
	Credit Suisse AG
	300,000	2.950		04/09/25	318,048
	Credit Suisse Group AG
	307,000	4.550		04/17/26	344,979
	875,000	4.282	(a)(b)	01/09/28	971,635
	(SOFR + 1.730%)
	385,000	3.091	(a)(b)(d)	05/14/32	394,656
	Deutsche Bank AG
	65,000	4.100		01/13/26	71,020
	(SOFR + 1.718%)
	525,000	3.035	(a)(d)	05/28/32	535,710
	(SOFR + 1.870%)
	450,000	2.129	(a)(d)	11/24/26	457,268
	(SOFR + 2.159%)
	300,000	2.222	(a)(d)	09/18/24	307,437

Corporate Obligations – (continued)
Banks – (continued)
	Erste Group Bank AG(a)(d) (5 Year EUR Swap + 6.204%)
EUR	400,000	6.500		12/31/99	513,728
	Fifth Third Bancorp(a)
	$375,000	2.375		01/28/25	389,685
	First Horizon Corp.(a)
	700,000	3.550		05/26/23	730,772
	700,000	4.000		05/26/25	763,644
	Freedom Mortgage Corp.(a)(b)
	508,000	7.625		05/01/26	518,160
	HSBC Holdings PLC
	200,000	4.950		03/31/30	237,890
	(3M USD LIBOR + 1.000%)
	450,000	1.125	(a)(d)	05/18/24	455,009
	(3M USD LIBOR + 1.211%)
	600,000	3.803	(a)(d)	03/11/25	639,900
	(SOFR + 1.538%)
	1,050,000	1.645	(a)(d)	04/18/26	1,056,195
	Huntington Bancshares, Inc.(a)
	825,000	4.000		05/15/25	904,563
	ING Groep NV(a)(b)(d) (1 Year CMT + 1.100%)
	950,000	1.400		07/01/26	951,928
	Intesa Sanpaolo SpA(a)(d) (5 Year EUR Swap + 7.192%)
EUR	350,000	7.750		12/31/99	494,615
	JPMorgan Chase & Co.
	$425,000	3.625	(a)	12/01/27	464,143
	45,000	6.400		05/15/38	65,580
	(3M USD LIBOR + 0.730%)
	195,000	3.559	(a)(d)	04/23/24	204,099
	(3M USD LIBOR + 0.890%)
	175,000	3.797	(a)(d)	07/23/24	185,000
	(3M USD LIBOR + 1.000%)
	60,000	4.023	(a)(d)	12/05/24	64,298
	(3M USD LIBOR + 1.155%)
	65,000	3.220	(a)(d)	03/01/25	68,673
	(3M USD LIBOR + 1.245%)
	1,000,000	3.960	(a)(d)	01/29/27	1,103,920
	(3M USD LIBOR + 3.800%)
	1,710,000	3.926	(a)(d)	12/31/99	1,713,916
	(SOFR + 1.160%)
	570,000	2.301	(a)(d)	10/15/25	591,033
	(SOFR + 2.040%)
	25,000	2.522	(a)(d)	04/22/31	25,487
	(SOFR + 2.515%)
	275,000	2.956	(a)(d)	05/13/31	286,363
	(SOFR + 3.125%)
	800,000	4.600	(a)(d)	12/31/99	818,376
	(SOFR + 3.790%)
	75,000	4.493	(a)(d)	03/24/31	87,545
	Macquarie Group Ltd.(a)(b)(d) (SOFR + 1.069%)
	450,000	1.340		01/12/27	446,211
	Mitsubishi UFJ Financial Group, Inc.
	60,000	3.741		03/07/29	66,769
	30,000	4.286		07/26/38	35,901
	Morgan Stanley(a)(d) (SOFR + 0.879%)
	35,000	1.593		05/04/27	35,101
	Morgan Stanley, Inc.(a)(d) (SOFR + 1.360%)
	750,000	2.484		09/16/36	733,597

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Morgan Stanley, Inc.
	$1,050,000	3.700%		10/23/24	$1,138,998
	50,000	4.000		07/23/25	55,104
	425,000	3.950		04/23/27	472,676
	(3M USD LIBOR + 0.847%)
	350,000	3.737	(a)(d)	04/24/24	367,290
	(3M USD LIBOR + 1.400%)
	1,550,000	1.525	(a)(d)	10/24/23	1,569,731
	(3M USD LIBOR + 1.431%)
	35,000	4.457	(a)(d)	04/22/39	42,364
	(3M USD LIBOR + 1.628%)
	200,000	4.431	(a)(d)	01/23/30	230,760
	(SOFR + 0.525%)
	35,000	0.790	(a)(d)	05/30/25	34,900
	(SOFR + 1.034%)
	750,000	1.794	(a)(d)	02/13/32	713,977
	(SOFR + 1.143%)
	725,000	2.699	(a)(d)	01/22/31	749,548
	(SOFR + 1.152%)
	855,000	2.720	(a)(d)	07/22/25	895,561
	(SOFR + 3.120%)
	400,000	3.622	(a)(d)	04/01/31	440,912
	Natwest Group PLC
	826,000	3.875		09/12/23	876,097
	(3M USD LIBOR + 1.550%)
	850,000	4.519	(a)(d)	06/25/24	904,748
	(3M USD LIBOR + 1.762%)
	225,000	4.269	(a)(d)	03/22/25	242,804
	(5 Year CMT + 2.100%)
	200,000	3.754	(a)(d)	11/01/29	213,250
	Royal Bank of Canada
	35,000	1.150		06/10/25	35,070
	Standard Chartered PLC(a)(b)(d) (3M USD LIBOR + 1.150%)
	1,325,000	4.247		01/20/23	1,339,575
	State Street Corp.(a)(d)
	(3M USD LIBOR + 1.030%)
	60,000	4.141		12/03/29	70,060
	(SOFR + 2.650%)
	25,000	3.152		03/30/31	27,309
	The Bank of Nova Scotia
	70,000	2.200		02/03/25	72,640
	Truist Bank(a)
	350,000	2.250		03/11/30	352,454
	Truist Financial Corp.(a)(d) (SOFR + 0.609%)
	40,000	1.267		03/02/27	39,820
	Turkiye Vakiflar Bankasi TAO
	200,000	8.125		03/28/24	214,788
	200,000	6.500	(b)	01/08/26	204,000
	Wells Fargo & Co.
	1,975,000	3.000		10/23/26	2,115,620
	600,000	4.300		07/22/27	680,940
	75,000	4.150	(a)	01/24/29	85,143
	(SOFR + 1.087%)
	65,000	2.406	(a)(d)	10/30/25	67,706
	(SOFR + 2.000%)
	50,000	2.188	(a)(d)	04/30/26	51,627

Corporate Obligations – (continued)
Banks – (continued)
	Westpac Banking Corp.
	65,000	2.350		02/19/25	67,978
	(5 Year CMT + 2.000%)
	300,000	4.110	(a)(d)	07/24/34	325,875

					59,115,503

Beverages – 1.3%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
	325,000	4.700		02/01/36	392,876
	1,625,000	4.900		02/01/46	2,018,039
	Anheuser-Busch InBev Worldwide, Inc.(a)
	55,000	5.450		01/23/39	71,288
	650,000	4.600		04/15/48	778,122
	Constellation Brands, Inc.(a)
	625,000	4.400		11/15/25	699,625
	225,000	3.700		12/06/26	248,555
	500,000	3.600		02/15/28	550,180
	625,000	3.150		08/01/29	668,963
	JDE Peet’s NV(a)(b)
	375,000	1.375		01/15/27	370,395
	Keurig Dr Pepper, Inc.(a)
	377,000	4.057		05/25/23	398,515
	30,000	4.417		05/25/25	33,334
	Molson Coors Beverage Co.
	20,000	5.000		05/01/42	24,246

					6,254,138

Biotechnology(a) – 0.1%
	Royalty Pharma PLC
	425,000	1.200		09/02/25	422,050

Building Materials(a) – 0.5%
	Carrier Global Corp.
	1,125,000	2.493		02/15/27	1,174,489
	Cemex SAB de CV(b)
	200,000	5.200		09/17/30	214,810
	Martin Marietta Materials, Inc.
	750,000	3.200		07/15/51	745,747
	Masco Corp.
	325,000	1.500		02/15/28	316,085

					2,451,131

Chemicals – 1.3%
	Ashland LLC(a)(b)
	345,000	3.375		09/01/31	348,450
	Ashland Services B.V.(a)
EUR	650,000	2.000		01/30/28	777,006
	DuPont de Nemours, Inc.(a)
	$425,000	4.205		11/15/23	456,357
	55,000	5.319		11/15/38	71,124
	Huntsman International LLC(a)
	350,000	4.500		05/01/29	396,781
	250,000	2.950		06/15/31	255,112
	International Flavors & Fragrances, Inc.(a)(b)
	650,000	1.832		10/15/27	649,207
	LYB International Finance B.V.
	25,000	5.250		07/15/43	32,125

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
OCP SA(a)(b)
$200,000	5.125%		06/23/51	$197,663
Sasol Financing USA LLC(a)
310,000	5.875		03/27/24	325,364
SPCM SA(a)(b)
590,000	3.375		03/15/30	587,050
The Dow Chemical Co.(a)
30,000	3.600		11/15/50	31,893
The Sherwin-Williams Co.(a)
500,000	3.450		06/01/27	548,425
475,000	2.950		08/15/29	503,049
Tronox, Inc.(a)(b)
990,000	4.625		03/15/29	982,575
Valvoline, Inc.(a)(b)
315,000	3.625		06/15/31	311,850

				6,474,031

Commercial Services(a) – 0.9%
Ashtead Capital, Inc.(b)
300,000	2.450		08/12/31	294,717
CoStar Group, Inc.(b)
625,000	2.800		07/15/30	635,024
Global Payments, Inc.
375,000	2.650		02/15/25	391,792
225,000	3.200		08/15/29	237,866
35,000	4.150		08/15/49	39,338
MPH Acquisition Holdings LLC(b)
542,000	5.750		11/01/28	509,480
PayPal Holdings, Inc.
1,150,000	1.650		06/01/25	1,179,072
1,175,000	2.650		10/01/26	1,255,452

				4,542,741

Computers – 1.6%
Amdocs Ltd.(a)
350,000	2.538		06/15/30	348,481
Apple, Inc.
35,000	2.500		02/09/25	36,839
65,000	3.200		05/13/25	70,151
1,875,000	2.450	(a)	08/04/26	1,984,894
40,000	4.500	(a)	02/23/36	50,074
Booz Allen Hamilton, Inc.(a)(b)
253,000	4.000		07/01/29	259,641
Dell International LLC/EMC Corp.(a)
600,000	5.450		06/15/23	643,974
275,000	5.850		07/15/25	319,861
325,000	6.020		06/15/26	387,614
50,000	5.300		10/01/29	60,463
50,000	6.200		07/15/30	63,987
100,000	8.350		07/15/46	163,298
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,392,690
550,000	4.650		10/01/24	607,431
969,000	4.900		10/15/25	1,096,317
155,000	6.350		10/15/45	208,776
HP, Inc.(a)
30,000	3.400		06/17/30	31,891

Corporate Obligations – (continued)
Computers – (continued)
NetApp, Inc.(a)
35,000	2.375		06/22/27	36,510

				7,762,892

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
45,000	2.800		03/25/27	48,443

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,184,730
450,000	3.300	(a)	01/23/23	463,855
400,000	4.875	(a)	01/16/24	432,112
295,000	6.500	(a)	07/15/25	342,356
Air Lease Corp.
550,000	2.250		01/15/23	561,973
425,000	3.375	(a)	07/01/25	451,316
1,325,000	2.875	(a)	01/15/26	1,382,399
875,000	3.750	(a)	06/01/26	947,319
50,000	3.250	(a)	10/01/29	52,105
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	279,208
55,000	5.800		05/01/25	63,321
American Express Co.(a)
165,000	2.500		07/30/24	173,410
Aviation Capital Group LLC(a)(b)
375,000	1.950		01/30/26	373,830
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	451,031
675,000	2.875		02/15/25	694,372
175,000	4.250		04/15/26	188,482
Capital One Financial Corp.(a)
320,000	3.300		10/30/24	343,238
GE Capital International Funding Co.
1,600,000	3.373		11/15/25	1,734,112
250,000	4.418		11/15/35	300,530
Huarong Finance 2019 Co. Ltd.
280,000	3.750		05/29/24	265,300
JAB Holdings B.V.(a)(b)
250,000	2.200		11/23/30	244,990
Mastercard, Inc.(a)
250,000	3.300		03/26/27	274,845
Navient Corp.(a)
508,000	5.000		03/15/27	521,970
15,000	4.875		03/15/28	15,188
Nomura Holdings, Inc.
230,000	2.608		07/14/31	228,949
Raymond James Financial, Inc.(a)
75,000	4.650		04/01/30	88,931
The Charles Schwab Corp.(a)
60,000	4.200		03/24/25	66,288
55,000	3.300		04/01/27	60,024

				12,186,184

Electrical – 1.6%
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	393,240

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Ameren Corp.(a)
$125,000	3.500%		01/15/31	$136,091
Appalachian Power Co.(a)
30,000	3.700		05/01/50	32,651
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	245,275
400,000	3.700		07/15/30	450,292
20,000	4.450		01/15/49	24,752
Dominion Energy, Inc.(e)
675,000	3.071		08/15/24	713,893
Enel Finance International NV(a)(b)
975,000	1.875		07/12/28	968,838
Exelon Corp.(a)
325,000	4.050		04/15/30	367,897
50,000	4.700		04/15/50	63,118
Exelon Generation Co. LLC(a)
35,000	3.250		06/01/25	37,315
Florida Power & Light Co.(a)
65,000	2.850		04/01/25	68,988
NextEra Energy Capital Holdings, Inc.(a)
525,000	1.900		06/15/28	526,470
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	718,544
Pacific Gas & Electric Co.(a)
250,000	2.100		08/01/27	243,943
125,000	3.300		08/01/40	115,355
275,000	3.500		08/01/50	249,917
Southern California Edison Co.(a)
725,000	3.700		08/01/25	788,191
450,000	4.200		03/01/29	505,967
25,000	4.875		03/01/49	29,886
50,000	3.650		02/01/50	51,217
Southern Power Co.(a)
60,000	4.950		12/15/46	72,429
Southwestern Electric Power Co.(a)
35,000	2.750		10/01/26	36,841
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,236,335

				8,077,445

Electronics(a) – 0.3%
Honeywell International, Inc.
35,000	1.350		06/01/25	35,520
40,000	2.500		11/01/26	42,440
Sensata Technologies, Inc.(b)
276,000	3.750		02/15/31	277,035
SYNNEX Corp.(b)
500,000	2.375		08/09/28	495,100
500,000	2.650		08/09/31	488,720

				1,338,815

Engineering & Construction(a) – 0.3%
MasTec, Inc.(b)
610,000	4.500		08/15/28	636,687
Mexico City Airport Trust
400,000	4.250		10/31/26	425,050
250,000	3.875	(b)	04/30/28	258,094

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Mexico City Airport Trust – (continued)
310,000	5.500	(b)	07/31/47	315,038

				1,634,869

Entertainment(a)(b) – 0.1%
Caesars Entertainment, Inc.
498,000	6.250		07/01/25	524,145

Environmental(a) – 0.1%
GFL Environmental, Inc.(b)
150,000	3.750		08/01/25	154,312
Waste Management, Inc.
250,000	1.150		03/15/28	240,870

				395,182

Food & Drug Retailing(a) – 0.4%
Conagra Brands, Inc.
15,000	4.600		11/01/25	16,857
Kraft Heinz Foods Co.
1,122,000	4.250		03/01/31	1,261,456
Mondelez International, Inc.
65,000	2.750		04/13/30	68,010
Post Holdings, Inc.(b)
498,000	5.625		01/15/28	522,900
Sysco Corp.
75,000	6.600		04/01/40	110,037

				1,979,260

Gas(a) – 0.1%
NiSource, Inc.
100,000	3.600		05/01/30	109,746
The East Ohio Gas Co.(b)
150,000	1.300		06/15/25	150,497

				260,243

Healthcare Providers & Services(a) – 1.0%
Anthem, Inc.
65,000	2.375		01/15/25	67,737
Centene Corp.
1,270,000	3.000		10/15/30	1,301,750
CommonSpirit Health
635,000	3.910		10/01/50	693,708
DENTSPLY SIRONA, Inc.
350,000	3.250		06/01/30	372,733
DH Europe Finance II S.a.r.l.
700,000	2.200		11/15/24	728,672
275,000	2.600		11/15/29	286,745
HCA, Inc.
40,000	5.500		06/15/47	51,651
Laboratory Corp. of America Holdings
65,000	3.600		02/01/25	69,863
STERIS Irish FinCo UnLtd Co.
525,000	2.700		03/15/31	536,519
Thermo Fisher Scientific, Inc.
45,000	4.133		03/25/25	49,534
100,000	1.750		10/15/28	99,762
Zimmer Biomet Holdings, Inc.
800,000	3.550		03/20/30	874,672

				5,133,346

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(a) – 0.0%
Kimberly-Clark Corp.
$10,000	2.875%		02/07/50	$10,152

Housewares(a)(b) – 0.1%
The Scotts Miracle-Gro Co.
524,000	4.000		04/01/31	522,690

Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
536,000	4.250		02/15/29	529,970
American International Group, Inc.
100,000	4.125		02/15/24	107,966
1,075,000	3.900	(a)	04/01/26	1,191,078
375,000	4.200	(a)	04/01/28	427,301
250,000	3.400	(a)	06/30/30	273,053
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,124,760
Arch Capital Group US, Inc.
250,000	5.144		11/01/43	329,375
Great-West Lifeco Finance 2018 LP(a)(b)
225,000	4.047		05/17/28	254,426
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	667,730
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	72,467
Willis North America, Inc.(a)
205,000	2.950		09/15/29	214,217
XLIT Ltd.
775,000	4.450		03/31/25	859,808

				6,052,151

Internet(a) – 0.6%
Amazon.com, Inc.
30,000	3.800		12/05/24	32,741
45,000	5.200		12/03/25	52,281
400,000	3.875		08/22/37	470,824
Expedia Group, Inc.
300,000	3.600		12/15/23	317,514
60,000	6.250	(b)	05/01/25	69,160
125,000	4.625		08/01/27	141,746
300,000	2.950		03/15/31	303,888
Match Group Holdings II LLC(b)
290,000	3.625		10/01/31	287,100
Prosus NV(b)
200,000	4.027		08/03/50	186,500
200,000	3.832		02/08/51	180,815
Uber Technologies, Inc.(b)
650,000	7.500		05/15/25	693,062

				2,735,631

Iron/Steel – 0.4%
ArcelorMittal SA
1,265,000	4.250		07/16/29	1,390,640
Steel Dynamics, Inc.(a)
150,000	2.400		06/15/25	156,125
275,000	1.650		10/15/27	272,090
Vale Overseas Ltd.
134,000	6.250		08/10/26	158,696

				1,977,551

Corporate Obligations – (continued)
Lodging(a) – 0.7%
Hilton Domestic Operating Co., Inc.
969,000	4.875		01/15/30	1,039,252
3,000	4.000	(b)	05/01/31	3,053
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
522,000	5.000		06/01/29	531,787
Hyatt Hotels Corp.
475,000	1.800		10/01/24	476,088
Marriott Ownership Resorts, Inc.(b)
630,000	4.500		06/15/29	639,450
MGM Resorts International
310,000	6.750		05/01/25	327,825
438,000	4.750		10/15/28	461,543

				3,478,998

Machinery – Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
15,000	2.150		11/08/24	15,669

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
175,000	2.293		04/05/27	181,800
1,275,000	2.565		02/15/30	1,308,724
Westinghouse Air Brake Technologies Corp.
30,000	4.950		09/15/28	34,526

				1,525,050

Media – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,094,650
425,000	4.908		07/23/25	477,742
30,000	6.384		10/23/35	39,404
Comcast Corp.
225,000	3.100	(a)	04/01/25	240,709
256,000	3.300	(a)	02/01/27	279,468
350,000	3.150	(a)	02/15/28	380,205
6,000	6.500		11/15/35	8,615
75,000	3.750	(a)	04/01/40	84,416
55,000	3.999	(a)	11/01/49	63,665
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	54,052
CSC Holdings LLC(a)(b)
243,000	3.375		02/15/31	225,079
Discovery Communications LLC(a)
25,000	5.200		09/20/47	30,830
DISH DBS Corp.
465,000	7.750		07/01/26	525,450
Fox Corp.(a)
300,000	4.030		01/25/24	321,780
NBCUniversal Media LLC
458,000	4.450		01/15/43	553,727
Sirius XM Radio, Inc.(a)(b)
230,000	3.125		09/01/26	232,587
201,000	3.875		09/01/31	196,226
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,203,941

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Time Warner Cable LLC
$30,000	7.300%		07/01/38	$43,043
30,000	5.875	(a)	11/15/40	37,972
ViacomCBS, Inc.
10,000	6.875		04/30/36	14,332

				6,107,893

Mining – 1.2%
Freeport-McMoRan, Inc.(a)
1,415,000	4.625		08/01/30	1,524,662
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	675,090
Glencore Funding LLC(a)(b)
1,800,000	4.125		03/12/24	1,926,918
450,000	1.625		04/27/26	448,033
750,000	2.625		09/23/31	734,745
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	159,668
Teck Resources Ltd.(a)
250,000	3.900		07/15/30	271,523
Vedanta Resources Ltd.(a)
200,000	6.125		08/09/24	178,600

				5,919,239

Miscellaneous Manufacturing – 0.3%
General Electric Co.
75,000	2.700		10/09/22	76,761
125,000	3.450	(a)	05/01/27	137,202
175,000	3.625	(a)	05/01/30	194,518
25,000	6.750		03/15/32	34,300
30,000	5.875		01/14/38	40,594
Hillenbrand, Inc.(a)
780,000	3.750		03/01/31	774,150

				1,257,525

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	275,997
240,000	3.798		05/17/31	248,877

				524,874

Office(a)(b) – 0.2%
Xerox Holdings Corp.
970,000	5.000		08/15/25	1,018,500

Oil Field Services – 1.4%
BP Capital Markets America, Inc.(a)
35,000	3.194		04/06/25	37,443
60,000	3.543		04/06/27	66,088
225,000	4.234		11/06/28	258,199
ConocoPhillips
25,000	6.500		02/01/39	36,536
Devon Energy Corp.(a)
227,000	5.850		12/15/25	262,682
221,000	5.875	(b)	06/15/28	243,124
165,000	5.600		07/15/41	206,882
EQT Corp.(a)(b)
755,000	3.625		05/15/31	785,200

Corporate Obligations – (continued)
Oil Field Services – (continued)
Exxon Mobil Corp.(a)
50,000	2.992		03/19/25	53,332
45,000	4.227		03/19/40	53,446
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	256,134
240,000	7.288		08/16/37	332,520
Gazprom PJSC Via Gaz Finance PLC(b)
280,000	3.250		02/25/30	278,477
Halliburton Co.
2,000	3.800	(a)	11/15/25	2,190
50,000	6.700		09/15/38	68,218
KazMunayGas National Co JSC
200,000	5.375		04/24/30	236,000
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	220,573
Lundin Energy Finance B.V.(a)(b)
600,000	2.000		07/15/26	603,714
Marathon Petroleum Corp.(a)
625,000	4.500		05/01/23	660,556
50,000	6.500		03/01/41	68,843
Petroleos de Venezuela SA(f)
4,280,000	6.000		10/28/22	149,800
1,110,000	5.375		04/12/27	61,050
Phillips 66(a)
100,000	3.850		04/09/25	108,965
200,000	1.300		02/15/26	198,914
60,000	4.650		11/15/34	71,567
Qatar Petroleum(a)(b)
410,000	3.300		07/12/51	412,737
Schlumberger Holdings Corp.(a)(b)
30,000	4.300		05/01/29	33,940
Shell International Finance B.V.(a)
65,000	2.375		04/06/25	67,971
Suncor Energy, Inc.
225,000	2.800		05/15/23	232,924
450,000	3.100	(a)	05/15/25	478,863
TotalEnergies Capital International SA(a)
45,000	3.127		05/29/50	45,309
Valero Energy Corp.
350,000	2.850	(a)	04/15/25	368,609
30,000	6.625		06/15/37	40,352

				7,001,158

Packaging(a) – 0.3%
Ball Corp.
1,044,000	3.125		09/15/31	1,028,340
Berry Global, Inc.(b)
375,000	1.570		01/15/26	375,139

				1,403,479

Pharmaceuticals – 1.9%
AbbVie, Inc.(a)
225,000	4.450		05/14/46	270,596
25,000	4.875		11/14/48	32,040
AstraZeneca PLC
45,000	6.450		09/15/37	66,581

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Americas, Inc.(a)(b)
$708,000	9.250%		04/01/26	$757,560
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	1,010,543
Becton Dickinson & Co.(a)
580,000	3.700		06/06/27	641,242
Bristol-Myers Squibb Co.(a)
634,000	3.875		08/15/25	698,852
40,000	3.450		11/15/27	44,399
335,000	3.900		02/20/28	378,768
20,000	3.400		07/26/29	22,165
Cigna Corp.(a)
30,000	4.125		11/15/25	33,324
525,000	2.400		03/15/30	533,836
CVS Health Corp.(a)
950,000	3.375		08/12/24	1,013,640
450,000	3.875		07/20/25	492,768
150,000	5.125		07/20/45	193,211
Mylan, Inc.(a)
60,000	5.400		11/29/43	74,455
Perrigo Finance Unlimited Co.(a)
750,000	4.375		03/15/26	807,622
Pfizer, Inc.(a)
750,000	3.450		03/15/29	833,602
PRA Health Sciences, Inc.(a)(b)
200,000	2.875		07/15/26	201,750
Prestige Brands, Inc.(a)(b)
635,000	3.750		04/01/31	612,775
Takeda Pharmaceutical Co. Ltd.(a)
680,000	2.050		03/31/30	669,576
Wyeth LLC
45,000	5.950		04/01/37	63,310

				9,452,615

Pipelines – 2.5%
Cheniere Corpus Christi Holdings LLC(a)
30,000	5.125		06/30/27	34,694
Cheniere Energy Partners LP(a)
1,220,000	4.500		10/01/29	1,300,825
Enbridge, Inc.(a)
775,000	2.500		08/01/33	777,883
Energy Transfer LP(a)
875,000	4.200		09/15/23	929,197
200,000	4.250		04/01/24	213,914
550,000	5.250		04/15/29	644,319
725,000	5.500		06/01/27	850,809
75,000	5.400		10/01/47	89,431
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	196,500
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,074,518
Kinder Morgan, Inc.
500	7.750		01/15/32	717
40,000	3.250	(a)	08/01/50	38,368
MPLX LP(a)
50,000	4.250		12/01/27	56,308
225,000	4.800		02/15/29	260,568
200,000	4.500		04/15/38	223,662

Corporate Obligations – (continued)
Pipelines – (continued)
Phillips 66 Partners LP(a)
30,000	3.750		03/01/28	32,534
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	607,968
425,000	3.850		10/15/23	446,989
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	809,136
300,000	5.625		04/15/23	318,807
Spectra Energy Partners LP(a)
65,000	3.500		03/15/25	69,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
502,000	6.000		12/31/30	514,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,220,000	5.000		01/15/28	1,281,000
The Williams Cos., Inc.
915,000	3.600	(a)	03/15/22	923,272
450,000	3.900	(a)	01/15/25	486,144
30,000	6.300		04/15/40	40,885
TransCanada PipeLines Ltd.
20,000	7.625		01/15/39	30,976
Transcontinental Gas Pipe Line Co. LLC(a)
10,000	7.850		02/01/26	12,478

				12,266,144

Real Estate Investment Trust – 2.6%
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	358,949
350,000	3.375		08/15/31	381,234
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	832,720
American Homes 4 Rent LP(a)
180,000	2.375		07/15/31	178,369
American Tower Corp.(a)
925,000	3.375		05/15/24	984,283
Camden Property Trust(a)
65,000	3.150		07/01/29	70,209
Crown Castle International Corp.(a)
1,275,000	3.150		07/15/23	1,331,725
65,000	3.100		11/15/29	68,281
75,000	3.300		07/01/30	79,958
Duke Realty LP(a)
300,000	1.750		07/01/30	287,850
Equinix, Inc.(a)
15,000	2.625		11/18/24	15,716
Healthcare Realty Trust, Inc.(a)
175,000	2.050		03/15/31	170,104
Healthpeak Properties, Inc.(a)
65,000	3.500		07/15/29	71,157
Host Hotels & Resorts LP(a)
55,000	3.375		12/15/29	56,618
Kilroy Realty LP(a)
500,000	4.750		12/15/28	579,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)(b)
813,000	3.875		02/15/29	863,812

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
MPT Operating Partnership LP/MPT Finance Corp.(a)
$782,000	3.500%		03/15/31	$798,617
National Retail Properties, Inc.(a)
235,000	3.900		06/15/24	252,143
400,000	4.000		11/15/25	441,256
Regency Centers LP(a)
700,000	2.950		09/15/29	734,986
Spirit Realty LP(a)
725,000	4.000		07/15/29	803,198
Trust Fibra Uno 1401(a)(b)
300,000	5.250		12/15/24	329,963
UDR, Inc.(a)
150,000	2.100		08/01/32	144,362
VEREIT Operating Partnership LP(a)
800,000	4.625		11/01/25	899,576
200,000	3.400		01/15/28	216,120
400,000	2.850		12/15/32	415,448
VICI Properties LP/VICI Note Co., Inc.(a)(b)
765,000	3.750		02/15/27	791,775
Weyerhaeuser Co.
50,000	7.375		03/15/32	71,106
WP Carey, Inc.(a)
155,000	4.600		04/01/24	168,113
105,000	4.000		02/01/25	114,006
425,000	3.850		07/15/29	470,930

				12,981,684

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
700,000	1.300		02/10/28	672,616
Asbury Automotive Group, Inc.
501,000	4.750		03/01/30	521,040
AutoNation, Inc.
225,000	4.750		06/01/30	261,821
CK Hutchison International 20 Ltd.(b)
200,000	2.500		05/08/30	202,778
Dollar Tree, Inc.
525,000	4.000		05/15/25	573,967
Group 1 Automotive, Inc.(b)
115,000	4.000		08/15/28	117,013
IRB Holding Corp.(b)
731,000	7.000		06/15/25	774,860
Lowe’s Cos, Inc.
60,000	4.000		04/15/25	65,772
425,000	1.700		09/15/28	421,332
Lowe’s Cos., Inc.
650,000	1.700		10/15/30	621,952
McDonald’s Corp.
75,000	4.450		09/01/48	92,008
Starbucks Corp.
895,000	3.800		08/15/25	981,341
The Home Depot, Inc.
275,000	3.900		12/06/28	314,803
Tractor Supply Co.
400,000	1.750		11/01/30	384,100

				6,005,403

Corporate Obligations – (continued)
Savings & Loans(a)(b)(d) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
400,000	3.960		07/18/30	444,684

Semiconductors – 1.7%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	270,622
15,000	4.350		04/01/47	18,689
Broadcom, Inc.(a)(b)
225,000	3.419		04/15/33	233,172
2,331,000	3.137		11/15/35	2,312,445
685,000	3.500		02/15/41	679,499
Intel Corp.(a)
35,000	3.400		03/25/25	37,817
450,000	3.050		08/12/51	450,252
Lam Research Corp.(a)
375,000	1.900		06/15/30	374,044
Microchip Technology, Inc.
625,000	2.670		09/01/23	648,138
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,364,936
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
800,000	2.500		05/11/31	806,248
275,000	3.400		05/01/30	297,927
ON Semiconductor Corp.(a)(b)
860,000	3.875		09/01/28	889,025
QUALCOMM, Inc.(a)
35,000	2.150		05/20/30	35,542
Skyworks Solutions, Inc.(a)
35,000	3.000		06/01/31	35,817
TSMC Global Ltd.(a)(b)
200,000	2.250		04/23/31	199,016

				8,653,189

Software – 1.2%
Adobe, Inc.(a)
450,000	2.150		02/01/27	470,772
Citrix Systems, Inc.(a)
60,000	4.500		12/01/27	66,265
Clarivate Science Holdings Corp.(a)(b)
575,000	3.875		07/01/28	574,281
Fiserv, Inc.(a)
55,000	3.850		06/01/25	60,011
750,000	3.200		07/01/26	809,902
Intuit, Inc.(a)
175,000	1.350		07/15/27	174,156
MSCI, Inc.(a)(b)
506,000	3.625		11/01/31	524,975
Oracle Corp.
40,000	2.500	(a)	04/01/25	41,851
65,000	2.950	(a)	05/15/25	68,936
775,000	2.875	(a)	03/25/31	798,653
25,000	5.375		07/15/40	31,470
ServiceNow, Inc.(a)
975,000	1.400		09/01/30	915,047
VMware, Inc.(a)
175,000	1.800		08/15/28	172,400
500,000	2.200		08/15/31	489,475

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b)
$525,000	3.875%		02/01/29	$525,000

				5,723,194

Telecommunication Services – 3.0%
AT&T, Inc.(a)
400,000	4.450		04/01/24	433,432
30,000	4.250		03/01/27	33,957
1,375,000	2.300		06/01/27	1,424,197
100,000	1.650		02/01/28	99,081
500,000	2.750		06/01/31	513,490
694,000	2.550		12/01/33	682,868
10,000	5.250		03/01/37	12,381
175,000	4.900		08/15/37	211,893
450,000	3.500		06/01/41	462,172
100,000	5.150		11/15/46	126,794
225,000	5.450		03/01/47	293,580
25,000	4.500		03/09/48	28,870
175,000	5.150		02/15/50	220,733
300,000	3.650		06/01/51	305,613
100,000	3.500		09/15/53	99,016
Level 3 Financing, Inc.(a)(b)
645,000	4.250		07/01/28	653,062
Rogers Communications, Inc.(a)
65,000	3.700		11/15/49	67,149
T-Mobile USA, Inc.(a)
625,000	3.500		04/15/25	672,819
375,000	1.500		02/15/26	376,384
1,050,000	3.750		04/15/27	1,156,848
375,000	2.050		02/15/28	378,067
550,000	3.875		04/15/30	607,640
520,000	2.875		02/15/31	525,409
500,000	3.500		04/15/31	526,134
60,000	4.375		04/15/40	69,046
250,000	3.000		02/15/41	242,405
The Bell Telephone Co. of Canada/Bell Canada(a)
55,000	4.464		04/01/48	66,991
Verizon Communications, Inc.
1,265,000	2.100	(a)	03/22/28	1,284,241
630,000	4.329		09/21/28	724,720
575,000	3.150	(a)	03/22/30	615,077
800,000	2.550	(a)	03/21/31	811,608
1,004,000	2.355	(a)(b)	03/15/32	994,030
50,000	4.125		08/15/46	57,360
18,000	5.012		04/15/49	23,575
30,000	4.000	(a)	03/22/50	33,861
Vodafone Group PLC
50,000	4.125		05/30/25	55,323
25,000	6.150		02/27/37	34,293

				14,924,119

Transportation(a) – 0.1%
Canadian Pacific Railway Co.
200,000	2.050		03/05/30	197,426
CSX Corp.
65,000	3.250		06/01/27	70,661

Corporate Obligations – (continued)
Transportation(a) – (continued)
Union Pacific Corp.
35,000	3.799		10/01/51	40,396
United Parcel Service, Inc.
35,000	3.900		04/01/25	38,316
25,000	5.300		04/01/50	36,123

				382,922

TOTAL CORPORATE OBLIGATIONS
(Cost $231,274,651)				$240,274,451

Mortgage-Backed Obligations – 41.1%
Collateralized Mortgage Obligations – 4.3%
Interest Only(g) – 1.0%
FHLMC REMIC Series 4314, Class SE(d) (-1x 1M USD LIBOR + 6.050%)
$394,078	5.966%		03/15/44	$59,274
FHLMC REMIC Series 4320, Class SD(d) (-1x 1M USD LIBOR + 6.100%)
56,957	6.016		07/15/39	10,338
FHLMC REMIC Series 4583, Class ST(d) (-1x 1M USD LIBOR + 6.000%)
771,479	5.916		05/15/46	133,588
FHLMC REMIC Series 4905, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
497,386	6.014		08/25/49	88,139
FHLMC REMIC Series 4980, Class KI
2,372,935	4.500		06/25/50	353,817
FHLMC REMIC Series 4989, Class EI
374,223	4.000		07/25/50	57,535
FHLMC REMIC Series 4998, Class GI
1,383,327	4.000		08/25/50	218,946
FHLMC REMIC Series 5009, Class DI
1,211,291	2.000		09/25/50	131,802
FHLMC REMIC Series 5020, Class IH
1,160,128	3.000		08/25/50	149,748
FHLMC STRIPS Series 304, Class C45
4,893	3.000		12/15/27	270
FNMA REMIC Series 2011-124, Class SC(d) (-1x 1M USD LIBOR + 6.550%)
176,865	6.464		12/25/41	30,606
FNMA REMIC Series 2012-5, Class SA(d) (-1x 1M USD LIBOR + 5.950%)
261,251	5.864		02/25/42	40,846
FNMA REMIC Series 2012-88, Class SB(d) (-1x 1M USD LIBOR + 6.670%)
181,093	6.584		07/25/42	29,515
FNMA REMIC Series 2014-6, Class SA(d) (-1x 1M USD LIBOR + 6.600%)
226,186	6.514		02/25/44	40,676
FNMA REMIC Series 2017-31, Class SG(d) (-1x 1M USD LIBOR + 6.100%)
591,139	6.014		05/25/47	111,727
FNMA REMIC Series 2017-86, Class SB(d) (-1x 1M USD LIBOR + 6.150%)
425,591	6.064		11/25/47	77,363

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2018-17, Class CS(d) (-1x 1M USD LIBOR + 3.450%)
$781,237	2.500%	03/25/48	$47,499
FNMA REMIC Series 2020-49, Class KS(d) (-1x 1M USD LIBOR + 6.100%)
510,214	6.014	07/25/50	98,681
FNMA REMIC Series 2020-60, Class KI
1,135,757	2.000	09/25/50	121,246
FNMA REMIC Series 2020-62, Class GI
759,450	4.000	06/25/48	125,559
GNMA REMIC Series 2020-61, Class SW(d) (-1x 1M USD LIBOR + 6.050%)
627,643	5.963	08/20/49	90,104
GNMA REMIC Series 2010-20, Class SE(d) (-1x 1M USD LIBOR + 6.250%)
464,447	6.163	02/20/40	84,869
GNMA REMIC Series 2013-181, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
282,211	6.013	11/20/43	51,678
GNMA REMIC Series 2014-132, Class SL(d) (-1x 1M USD LIBOR + 6.100%)
253,790	6.013	10/20/43	27,514
GNMA REMIC Series 2014-133, Class BS(d) (-1x 1M USD LIBOR + 5.600%)
160,157	5.513	09/20/44	25,871
GNMA REMIC Series 2014-162, Class SA(d) (-1x 1M USD LIBOR + 5.600%)
136,367	5.513	11/20/44	21,387
GNMA REMIC Series 2015-111, Class IM
387,040	4.000	08/20/45	46,607
GNMA REMIC Series 2015-119, Class SN(d) (-1x 1M USD LIBOR + 6.250%)
181,356	6.163	08/20/45	31,893
GNMA REMIC Series 2015-123, Class SP(d) (-1x 1M USD LIBOR + 6.250%)
224,986	6.163	09/20/45	42,979
GNMA REMIC Series 2015-167, Class AS(d) (-1x 1M USD LIBOR + 6.250%)
139,189	6.163	11/20/45	23,887
GNMA REMIC Series 2015-168, Class SD(d) (-1x 1M USD LIBOR + 6.200%)
105,654	6.113	11/20/45	19,897
GNMA REMIC Series 2016-109, Class IH
547,882	4.000	10/20/45	62,700
GNMA REMIC Series 2016-27, Class IA
233,543	4.000	06/20/45	21,870
GNMA REMIC Series 2018-105, Class SC(d) (-1x 1M USD LIBOR + 6.200%)
178,919	6.113	08/20/48	25,585
GNMA REMIC Series 2018-122, Class HS(d) (-1x 1M USD LIBOR + 6.200%)
580,743	6.113	09/20/48	104,872
GNMA REMIC Series 2018-122, Class SE(d) (-1x 1M USD LIBOR + 6.200%)
388,103	6.113	09/20/48	60,153

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2018-124, Class SN(d) (-1x 1M USD LIBOR + 6.200%)
531,681	6.113	09/20/48	93,240
GNMA REMIC Series 2018-137, Class SN(d) (-1x 1M USD LIBOR + 6.150%)
439,419	6.063	10/20/48	67,482
GNMA REMIC Series 2018-139, Class SQ(d) (-1x 1M USD LIBOR + 6.150%)
306,037	6.063	10/20/48	42,896
GNMA REMIC Series 2018-72, Class IB
11,716	4.000	04/20/46	1,616
GNMA REMIC Series 2019-1, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
120,300	5.963	01/20/49	17,044
GNMA REMIC Series 2019-110, Class PS(d) (-1x 1M USD LIBOR + 6.050%)
264,593	5.963	09/20/49	47,495
GNMA REMIC Series 2019-128, Class IO
661,506	4.000	10/20/49	86,046
GNMA REMIC Series 2019-129, Class AI
18,431	3.500	10/20/49	2,349
GNMA REMIC Series 2019-151, Class IA
1,353,269	3.500	12/20/49	165,967
GNMA REMIC Series 2019-151, Class NI
897,554	3.500	10/20/49	89,227
GNMA REMIC Series 2019-153, Class EI
1,657,301	4.000	12/20/49	233,912
GNMA REMIC Series 2019-20, Class SF(d) (-1x 1M USD LIBOR + 3.790%)
245,223	3.703	02/20/49	19,107
GNMA REMIC Series 2019-4, Class SJ(d) (-1x 1M USD LIBOR + 6.050%)
482,181	5.963	01/20/49	74,704
GNMA REMIC Series 2019-6, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
131,473	5.963	01/20/49	20,048
GNMA REMIC Series 2019-69, Class S(d) (-1x 1M USD LIBOR + 3.270%)
888,034	3.183	06/20/49	58,628
GNMA REMIC Series 2019-97, Class SC(d) (-1x 1M USD LIBOR + 6.100%)
381,369	6.013	08/20/49	57,843
GNMA REMIC Series 2020-11, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
314,749	5.963	01/20/50	51,897
GNMA REMIC Series 2020-146, Class KI
1,863,446	2.500	10/20/50	189,029
GNMA REMIC Series 2020-151, Class MI
927,365	2.500	10/20/50	110,483
GNMA REMIC Series 2020-173, Class AI
532,132	2.500	11/20/50	26,430
GNMA REMIC Series 2020-21, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
863,259	5.963	02/20/50	148,440

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
	GNMA REMIC Series 2020-55, Class AS(d) (-1x 1M USD LIBOR + 6.050%)
	$799,941	5.963%	04/20/50	$142,186
	GNMA REMIC Series 2020-55, Class IO
	1,224,897	3.500	04/20/50	161,154
	GNMA REMIC Series 2020-61, Class GI
	850,626	5.000	05/20/50	89,594
	GNMA REMIC Series 2020-61, Class SF(d) (-1x 1M USD LIBOR + 6.440%)
	302,910	6.353	07/20/43	55,034
	GNMA REMIC Series 2020-78, Class DI
	1,107,866	4.000	06/20/50	124,163
	GNMA Series 2019-78, Class SA(d) (-1X 1M USD LIBOR + 6.050%)
	631,324	5.963	06/20/49	103,401

				4,948,456

Regular Floater(d) – 0.0%
	FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
	63,510	0.536	07/25/41	64,299

Sequential Fixed Rate – 0.1%
	FNMA REMIC Series 2005-70, Class PA
	32,176	5.500	08/25/35	35,969
	FNMA REMIC Series 2011-52, Class GB
	245,567	5.000	06/25/41	274,840
	FNMA REMIC Series 2012-111, Class B
	21,329	7.000	10/25/42	25,074
	FNMA REMIC Series 2012-153, Class B
	59,134	7.000	07/25/42	70,847

				406,730

Sequential Floating Rate(d) – 3.2%
	Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
	1,624,954	0.586	11/25/36	1,428,169
	Bellemeade Re Ltd. Series 2021-2A, Class M1B(b) (SOFR30A + 1.500%)
	275,000	1.550	06/25/31	275,481
	CIM Trust Series 2019-INV3, Class A15(b)
	105,736	3.500	08/25/49	107,685
	Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
	158,838	2.486	04/25/31	159,434
	Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
	258,296	2.386	08/25/31	259,961
	Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
	31,405	2.136	01/25/40	31,568
	Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A (1M USD LIBOR + 0.140%)
	298,718	0.226	06/25/37	285,628
	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A (1M USD LIBOR + 0.200%)
	608,158	0.286	08/25/47	568,831

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
	FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(b) (1M USD LIBOR + 1.700%)
	468,292	1.786	01/25/50	469,777
	FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
	110,731	1.936	02/25/50	111,609
	FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b) (1M USD LIBOR + 3.000%)
	55,424	3.086	06/25/50	55,638
	FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(b) (1M USD LIBOR + 5.100%)
	825,000	5.186	06/25/50	860,063
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
	740,000	6.086	08/25/50	788,286
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
	140,954	3.836	08/25/50	142,275
	FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b) (SOFR30A + 4.800%)
	713,000	4.850	10/25/50	761,007
	FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(b) (SOFR30A + 3.000%)
	612,000	3.050	12/25/50	619,444
	FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
	368,324	3.236	09/25/50	370,860
	FHLMC STACR REMIC Trust Series 2021-DNA5, Class B1(b) (SOFR30A + 3.050%)
	150,000	3.100	01/25/34	153,198
	FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1(b) (SOFR30A + 3.000%)
	800,000	3.050	08/25/33	810,130
	FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(b) (SOFR30A + 2.050%)
	520,000	2.100	12/25/33	524,846
	FHLMC Structured Agency Credit Risk Debt Notes Series 2020- HQA5, Class B1(b) (SOFR30A + 4.000%)
	451,000	4.050	11/25/50	472,522
	FHLMC Structured Agency Credit Risk Debt Notes Series 2020- HQA5, Class M2(b) (SOFR30A + 2.600%)
	220,000	2.650	11/25/50	222,803
	FNMA Connecticut Avenue Securitie Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	60,631	5.336	10/25/23	63,001
	FNMA Connecticut Avenue Securitie Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	335,131	4.486	01/25/24	345,919
	FNMA Connecticut Avenue Securitie Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
	305,802	2.686	05/25/24	310,920
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	631,919	0.868	08/20/56	852,543
	JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
	166,539	0.406	12/25/36	160,146

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
	JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
	$735,660	2.500%	10/25/51	$744,338
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A(3M GBP LIBOR + 0.850%)
GBP	362,724	0.921	11/15/49	489,647
	Mill City Mortgage Loan Trust Series 2019-GS2, Class M1(b)
	$720,000	3.000	08/25/59	758,036
	Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2(b)
	760,000	2.500	11/25/60	771,345
	Stratton Mortgage Funding PLC Series 2019-1, Class A(3M SONIA IR + 1.200%)
GBP	1,169,281	1.250	05/25/51	1,583,215
	Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	$66,614	3.500	07/25/49	67,439

				15,625,764

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$21,045,249

Commercial Mortgage-Backed Securities – 0.8%
Sequential Fixed Rate – 0.7%
	Banc of America Commercial Mortgage Trust Series 2016- UBS10, Class D(b)
	$500,000	3.000%	07/15/49	$466,261
	BANK Series 2021-BN32, Class A5
	1,000,000	2.643	04/15/54	1,043,005
	Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(b)
	500,000	2.500	11/15/52	411,870
	COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(b)
	350,000	3.000	09/10/50	330,831
	DOLP Trust Series 2021-NYC, Class A(b)
	1,100,000	2.956	05/10/41	1,162,205
	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(b)
	150,000	3.250	01/15/60	138,420

				3,552,592

Sequential Floating Rate(b) – 0.1%
	BANK 2018-BNK10 Series 2018-BN10, Class D
	200,000	2.600	02/15/61	176,873
	Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	150,000	3.660	02/15/50	138,959
	CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
	250,000	5.052	11/15/51	258,158

				573,990

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$4,126,582

Federal Agencies – 36.0%
Adjustable Rate FHLMC(d) – 0.0%
	$22,399	2.171%	09/01/35	$23,657

Mortgage-Backed Obligations – (continued)
FHLMC – 0.7%
	73,119	6.000	08/01/27	80,590
	8,837	5.000	08/01/33	9,995
	1,358	5.000	09/01/33	1,536
	1,977	5.000	10/01/33	2,236
	2,084	5.000	11/01/34	2,374
	102,900	5.000	12/01/34	117,216
	2,929	5.000	07/01/35	3,336
	350	5.000	11/01/35	396
	27,509	5.000	03/01/39	31,306
	3,333	5.000	05/01/39	3,792
	8,052	5.000	04/01/40	9,092
	1,728	5.000	08/01/40	1,968
	22,027	4.000	02/01/41	24,223
	737	5.000	04/01/41	840
	1,741	5.000	06/01/41	1,982
	604,864	4.000	03/01/48	651,761
	601,669	4.000	04/01/48	644,425
	1,597,312	4.500	08/01/48	1,771,389

				3,358,457

GNMA – 18.3%
	22,890	5.500	11/15/32	25,711
	11,125	5.500	01/15/33	12,417
	25,447	5.500	02/15/33	28,956
	30,044	5.500	03/15/33	34,148
	31,481	5.500	07/15/33	35,607
	9,309	5.500	08/15/33	10,357
	7,369	5.500	09/15/33	8,237
	13,054	5.500	04/15/34	14,505
	7,436	5.500	05/15/34	8,132
	120,893	5.500	09/15/34	138,590
	123,442	5.500	12/15/34	141,583
	83,651	5.500	01/15/35	96,183
	191	5.500	05/15/36	209
	3,831	4.000	02/20/41	4,159
	5,976	4.000	11/20/41	6,544
	997	4.000	01/20/42	1,092
	3,203	4.000	04/20/42	3,508
	2,019	4.000	10/20/42	2,210
	527,393	4.000	08/20/43	577,028
	3,068	4.000	03/20/44	3,357
	3,710	4.000	05/20/44	4,054
	258,350	4.000	11/20/44	281,937
	61,170	4.000	12/20/44	66,755
	16,772	4.000	05/20/45	18,278
	62,695	4.000	07/20/45	68,321
	345,800	4.000	01/20/46	375,426
	1,973,189	3.500	04/20/47	2,092,365
	1,910,229	3.500	12/20/47	2,025,280
	1,334,225	4.500	05/20/48	1,429,799
	1,978,761	4.500	08/20/48	2,117,877
	252,166	5.000	08/20/48	272,664
	1,396,334	4.500	09/20/48	1,493,957
	1,755,212	5.000	10/20/48	1,896,659
	1,026,422	5.000	11/20/48	1,108,978
	1,015,862	5.000	12/20/48	1,097,251

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$2,215,654	4.500%	01/20/49		$2,369,521
1,940,819	5.000	01/20/49		2,096,010
856,673	4.000	02/20/49		911,397
1,835,740	4.500	02/20/49		1,963,223
1,086,755	4.000	03/20/49		1,154,478
48,217	4.500	03/20/49		51,573
159,183	5.000	03/20/49		171,862
782,492	4.000	05/20/49		830,765
578,466	4.500	10/20/49		618,053
588,958	4.500	12/20/49		628,507
7,000,000	2.000	TBA-30yr	(h)	7,098,803
37,000,000	2.500	TBA-30yr	(h)	38,195,784
9,000,000	3.000	TBA-30yr	(h)	9,404,050
9,000,000	3.500	TBA-30yr	(h)	9,464,883

				90,461,043

UMBS – 5.9%
953	5.500	09/01/23		976
671	5.500	10/01/23		688
183	5.500	05/01/25		183
6,029	4.500	02/01/39		6,739
3,614	4.500	04/01/39		4,006
5,748	4.500	08/01/39		6,361
77,653	4.500	12/01/39		85,918
77,783	4.500	06/01/40		86,812
25,468	4.500	08/01/41		28,416
51,159	3.000	12/01/42		55,295
113,580	3.000	01/01/43		122,811
30,300	3.000	02/01/43		32,763
11,236	3.000	03/01/43		12,149
174,175	3.000	04/01/43		188,333
28,245	3.000	05/01/43		30,580
37,870	3.000	06/01/43		41,043
13,190	3.000	07/01/43		14,295
21,521	5.000	06/01/44		24,076
15,106	3.500	03/01/45		16,204
427,521	3.000	04/01/45		458,259
1,361,249	4.500	04/01/45		1,531,568
167,105	4.500	05/01/45		188,222
644,601	4.500	06/01/45		716,921
282,898	4.000	11/01/45		308,110
88,205	4.000	03/01/46		95,941
52,380	4.000	06/01/46		56,909
13,764	4.000	08/01/46		14,954
116,554	4.000	10/01/46		126,631
93,749	4.000	06/01/47		102,467
502,222	4.500	07/01/47		553,917
232,335	4.500	11/01/47		256,104
294,699	4.000	12/01/47		324,522
842,862	4.000	01/01/48		927,697
1,720,005	4.000	02/01/48		1,885,346
1,265,610	4.000	03/01/48		1,386,206
933,318	4.500	05/01/48		1,011,668
855,268	4.000	06/01/48		940,951
527,224	4.000	08/01/48		574,606
428,337	4.500	09/01/48		474,869

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
2,006,957	5.000	11/01/48		2,271,116
684,665	4.500	06/01/49		739,826
2,380,105	3.000	09/01/49		2,541,008
68,599	4.500	10/01/49		73,983
14,217	4.500	01/01/50		15,331
3,415,480	3.000	12/01/50		3,637,039
6,979,707	2.500	09/01/51		7,254,638

				29,226,457

UMBS, 30 Year, Single Family(h) – 11.1%
38,000,000	2.000	TBA-30yr		38,080,850
7,000,000	3.000	TBA-30yr		7,316,908
6,000,000	3.000	TBA-30yr		6,279,136
3,000,000	4.500	TBA-30yr		3,244,336

				54,921,230

TOTAL FEDERAL AGENCIES				$177,990,844

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $200,112,946)				$203,162,675

Agency Debentures – 0.6%
Federal Farm Credit Banks Funding Corp.
$3,120,000	1.700%	04/23/35		$2,982,346
Israel Government AID Bond(i)
40,000	5.500	09/18/33		55,663
Republic of Peru(a)(j)
100,000	3.230	07/28/21		82,987

TOTAL AGENCY DEBENTURES
(Cost $3,120,591)				$3,120,996

Asset-Backed Securities(d) – 11.2%
Collateralized Loan Obligations – 9.2%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$1,300,000	1.426%	01/15/33		$1,301,860
AMMC CLO 15 Ltd. Series 2014-15A, Class DRR(b) (3M USD LIBOR + 3.400%)
750,000	3.526	01/15/32		750,013
Bain Capital Credit CLO Ltd. Series 2017-2A, Class AR2(b) (3M USD LIBOR + 1.180%)
3,900,000	1.315	07/25/34		3,900,924
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b) (3M USD LIBOR + 1.090%)
2,009,000	1.224	04/20/31		2,007,192
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(b) (3M USD LIBOR + 2.570%)
1,000,000	2.696	01/15/32		981,813
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b) (3M USD LIBOR + 4.280%)
1,000,000	4.406	01/15/32		978,444

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d) – (continued)
Collateralized Loan Obligations – (continued)
CBAM Ltd. Series 2017-2A, Class AR(b) (3M USD LIBOR + 1.190%)
$2,000,000	1.324%	07/17/34	$2,002,148
CFIP CLO 2017-1, Ltd. Series 17-1A, Class DR(b) (3M USD LIBOR + 3.820%)
2,500,000	3.905	10/18/34	2,474,517
Dryden 68 CLO, Ltd. Series 19-68A, Class AR(b) (3M USD LIBOR + 1.170%)
2,200,000	1.296	07/15/35	2,201,179
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1(b) (3M USD LIBOR + 1.860%)
2,350,000	1.994	07/20/31	2,354,874
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(b) (3M USD LIBOR + 1.450%)
1,675,000	1.579	11/30/32	1,680,491
ICG US CLO Ltd. Series 2017-1A, Class ARR(b) (3M USD LIBOR + 1.170%)
1,300,000	1.302	07/28/34	1,300,945
Magnetite XXIV Ltd. Series 2019-24A, Class A(b) (3M USD LIBOR + 1.330%)
2,000,000	1.456	01/15/33	2,001,030
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1R(b) (3M USD LIBOR + 1.280%)
2,900,000	1.414	01/20/32	2,901,348
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	1.431	02/20/31	499,376
MidOcean Credit CLO VI Series 2016-6A, Class D1R(b) (3M USD LIBOR + 3.520%)
800,000	3.654	04/20/33	796,007
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
216,923	2.989	07/25/59	223,998
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
1,200,000	1.493	04/14/33	1,201,266
Ozlm Ltd.Series 2015-14A, Class CRR(b) (3M USD LIBOR + 3.390%)
1,300,000	3.516	07/15/34	1,280,830
Steele Creek CLO Ltd. Series 2019-1A, Class D(b) (3M USD LIBOR + 4.100%)
1,350,000	4.226	04/15/32	1,346,697
TCW CLO AMR Ltd. Series 2019-1A, Class DR(b) (3M USD LIBOR + 3.670%)
1,200,000	3.789	08/16/34	1,194,180
TICP CLO VIII Ltd. Trust Series 2017-8A, Class A1(b) (3M USD LIBOR + 1.230%)
2,000,000	1.364	10/20/30	2,000,784
Towd Point Mortgage Trust Series 2017-3, Class B2(b)
100,000	3.873	07/25/57	106,789
Tralee CLO V Ltd. Series 2018-5A, Class DR(b) (3M USD LIBOR + 3.810%)
2,600,000	4.120	10/20/34	2,561,000
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3M USD LIBOR + 1.320%)
3,900,000	1.461	07/20/32	3,908,046

Asset-Backed Securities(d) – (continued)
Collateralized Loan Obligations – (continued)
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R(b) (3M USD LIBOR + 1.170%)
2,375,000	1.344	07/20/32	2,375,784
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b) (3M USD LIBOR + 1.350%)
1,275,000	1.454	07/28/32	1,275,102

			45,606,637

Home Equity – 0.5%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2(1M USD LIBOR + 0.675%)
475,915	0.761	10/25/35	471,124
Credit Suisse First Boston Mortgage Securities Corp. Series 2001- HE17, Class A1(1M USD LIBOR + 0.620%)
695	0.706	01/25/32	670
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
13,086	7.000	09/25/37	13,186
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	0.686	11/25/32	224
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
885,405	0.316	04/25/37	861,255
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,662,341	0.526	04/25/37	916,097
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
372,617	0.286	01/25/37	371,736

			2,634,292

Student Loan – 1.5%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
444,291	0.342	09/26/33	427,794
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,112,457	1.136	12/27/66	3,161,003
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,129,694	1.236	09/25/65	1,150,978
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
111,780	0.245	01/25/27	111,510
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
680,046	0.265	10/25/28	676,991
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
603,734	0.455	01/25/22	598,694
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
172,755	0.875	04/25/23	170,853
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
389,935	1.775	07/25/22	396,942

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(d) – (continued)
Student Loan – (continued)
	SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	$651,248	1.825%		07/25/23	$657,766

					7,352,531

	TOTAL ASSET-BACKED SECURITIES
	(Cost $55,255,493)				$55,593,460

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
	Dominican Republic(b)
	$150,000	4.500%		01/30/30	$152,184
	200,000	5.875		01/30/60	195,288
	Republic of Brazil
	200,000	3.875		06/12/30	193,663
	Republic of Colombia(a)
	230,000	3.000		01/30/30	216,674
	330,000	3.125		04/15/31	308,509
	470,000	4.125		05/15/51	405,022
	Republic of Ecuador(b)
	41,572	0.000	(k)	07/31/30	21,617
	34,740	5.000	(e)	07/31/30	29,095
	Republic of Egypt(b)
	200,000	4.550		11/20/23	203,250
	620,000	8.875		05/29/50	610,762
	Republic of Indonesia
	200,000	3.850		10/15/30	222,725
	Republic of Ivory Coast
	120,000	4.875		01/30/32	135,640
	200,000	6.125		06/15/33	210,662
	130,000	6.625		03/22/48	151,508
	Republic of Nigeria
	290,000	7.143		02/23/30	295,401
	680,000	7.875		02/16/32	703,927
	200,000	7.696		02/23/38	196,913
	Republic of Peru(a)
	20,000	2.780		12/01/60	16,891
	Republic of Romania
EUR	20,000	2.875		03/11/29	25,379
	500,000	3.624	(b)	05/26/30	652,441
	$130,000	3.000	(b)	02/14/31	132,503
EUR	70,000	2.000	(b)	01/28/32	78,743
	80,000	3.375	(b)	01/28/50	91,162
	70,000	3.375		01/28/50	79,767
	$230,000	4.000	(b)	02/14/51	228,534
	Republic of Turkey
	200,000	5.950		01/15/31	188,000
	200,000	5.875		06/26/31	186,750
	Ukraine Government Bond
EUR	100,000	4.375		01/27/30	107,437
	$430,000	7.253	(b)	03/15/33	433,709
	United Mexican States
	200,000	4.500		04/22/29	224,600
	624,000	3.771	(a)	05/24/61	554,112

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $7,370,215)				$7,252,868

Municipal Debt Obligations – 1.1%
California(a) – 0.3%
	California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$353,860
	East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,301,142

					1,655,002

Illinois – 0.4%
	Illinois State GO Bonds Build America Series 2010(a)
	115,000	6.630		02/01/35	142,580
	730,000	7.350		07/01/35	926,696
	Illinois State GO Bonds Taxable-Pension Series 2003
	530,000	5.100		06/01/33	617,740

					1,687,016

New York(a) – 0.3%
	New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175		11/15/49	1,091,851
	Port Authority of New York & New Jersey Consolidated Bonds— 192 Series 2015
	375,000	4.810		10/15/65	525,230

					1,617,081

Ohio(a) – 0.1%
	American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270		02/15/50	353,557

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $4,170,671)				$5,312,656

U.S. Treasury Obligations – 15.4%
	United States Treasury Bonds
	$1,100,000	3.625	%(l)	02/15/44	$1,415,562
	28,910,000	3.000		02/15/47	34,267,384
	3,510,000	2.250		08/15/49	3,639,431
	6,880,000	2.375		11/15/49	7,326,125
	7,140,000	2.000		02/15/50	7,016,166
	960,000	1.625	(l)	11/15/50	862,800
	United States Treasury Notes
	6,550,000	1.125		02/29/28	6,510,086
	15,250,000	1.250		03/31/28	15,254,766

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $77,817,822)				$76,292,320

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Shares	Dividend Rate	Value

Investment Company(m) – 0.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,640,064	0.026%	$4,640,064
(Cost $4,640,064)

TOTAL INVESTMENTS – 120.4%
(Cost $583,762,453)		$595,649,490

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.4)%		(101,090,614)

NET ASSETS – 100.0%		$494,558,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $119,084,750 which represents approximately 24.1% of the Fund’s net assets as of September 30, 2021.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $55,663, which represents approximately 0.0% of the Fund’s net assets as of September 30, 2021.

(j)	Actual maturity date is July 28, 2121.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMAC	—General Motors Acceptance Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
PIK	—Payment-in-kind
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
SONIA	—Sterling Overnight Interbank Average Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	AUD	728,703	NZD	761,476	12/15/21	$1,654
	AUD	796,456	USD	573,753	12/15/21	2,265
	CAD	3,365,896	EUR	2,261,078	12/15/21	33,974
	CAD	308,476	USD	242,378	12/15/21	1,169
	CHF	409,186	EUR	376,057	12/15/21	3,622
	CNH	37,447,200	USD	5,759,887	12/15/21	12,544
	EUR	377,144	HUF	134,165,224	12/15/21	6,315
	EUR	377,467	PLN	1,739,499	12/15/21	707
	EUR	756,506	SEK	7,672,939	12/15/21	594
	GBP	377,794	EUR	438,022	10/14/21	1,524
	IDR	12,821,561,641	USD	880,541	11/16/21	10,013
	NOK	19,252,633	EUR	1,873,528	12/15/21	27,163
	RUB	60,056,593	USD	790,984	10/01/21	33,947
	RUB	193,659,579	USD	2,589,032	11/15/21	52,383
	RUB	97,421,790	USD	1,324,448	11/17/21	3,850
	SEK	2,332,434	USD	265,463	12/15/21	1,177
	USD	862,756	AUD	1,174,664	12/15/21	13,207
	USD	442,285	BRL	2,352,657	10/04/21	10,608
	USD	324,687	CAD	410,005	11/12/21	1,001
	USD	5,901,020	CAD	7,455,072	12/15/21	15,118
	USD	624,222	CHF	564,524	11/01/21	18,008
	USD	6,066,818	CHF	5,571,177	12/15/21	76,791
	USD	1,540,921	CLP	1,220,630,594	11/12/21	41,669
	USD	2,515,495	EUR	2,123,076	10/07/21	55,874
	USD	2,050,442	EUR	1,731,499	10/12/21	44,279
	USD	1,997,827	EUR	1,689,923	10/13/21	39,798
	USD	2,221,676	EUR	1,874,516	10/18/21	49,563
	USD	15,461,852	EUR	13,065,032	11/24/21	311,781
	USD	13,730,106	EUR	11,611,843	12/15/21	257,255
	USD	2,140,146	GBP	1,547,466	10/18/21	55,044
	USD	5,383,681	GBP	3,862,922	10/27/21	178,594
	USD	8,520,969	GBP	6,184,184	12/15/21	187,158
	USD	1,007,615	IDR	14,444,761,434	11/16/21	4,318
	USD	629,188	ILS	2,015,546	12/15/21	3,544
	USD	1,774,034	INR	131,608,498	12/07/21	14,822
	USD	1,966,059	JPY	215,456,561	11/17/21	29,516
	USD	10,898,389	JPY	1,200,121,593	12/15/21	107,270
	USD	3,064,668	KRW	3,583,587,757	11/15/21	41,040
	USD	882,051	MXN	17,868,435	12/15/21	25,943
	USD	2,425,115	NOK	21,051,954	12/15/21	18,459
	USD	4,280,218	NZD	6,069,821	12/15/21	92,487
	USD	826,207	RUB	60,056,593	10/01/21	1,277
	USD	439,698	RUB	32,184,583	11/15/21	717
	USD	4,509,455	SEK	38,705,729	10/29/21	87,238
	USD	3,831,392	SEK	33,006,411	12/15/21	58,160
	USD	512,333	THB	16,768,112	12/15/21	16,956
	USD	2,734,163	TRY	24,578,401	12/15/21	78,963
	USD	1,771,000	TRY	17,089,265	06/14/22	89,675
	USD	1,752,068	TWD	48,453,416	10/12/21	9,316
	USD	882,027	TWD	24,465,653	10/18/21	1,784
	USD	1,329,103	ZAR	19,261,190	12/15/21	63,546
	ZAR	6,676,243	USD	437,557	12/15/21	1,106

TOTAL						$2,294,786

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	AUD	1,216,595	NZD	1,275,624	12/15/21	$(213)
	AUD	1,727,892	USD	1,252,747	11/12/21	(3,344)
	AUD	9,428,318	USD	6,934,274	12/15/21	(115,463)
	BRL	2,341,620	USD	442,567	10/04/21	(12,914)
	CAD	1,011,000	USD	800,619	11/12/21	(2,468)
	CAD	4,139,929	USD	3,282,171	12/15/21	(13,629)
	CHF	152,369	USD	165,046	12/15/21	(1,221)
	CLP	702,143,263	USD	888,938	11/12/21	(26,523)
	CNH	2,880,627	USD	444,358	12/15/21	(314)
	CZK	39,176,468	USD	1,821,530	12/15/21	(35,029)
	EUR	1,125,574	AUD	1,815,043	12/15/21	(6,720)
	EUR	759,508	CHF	821,818	12/15/21	(2,370)
	EUR	376,348	CZK	9,611,185	12/15/21	(1,619)
	EUR	438,022	GBP	377,788	10/14/21	(1,515)
	EUR	756,054	USD	894,906	10/07/21	(19,004)
	EUR	375,486	USD	443,830	10/13/21	(8,774)
	EUR	10,296,800	USD	12,185,779	11/24/21	(245,720)
	EUR	12,764,380	USD	15,147,199	12/15/21	(337,096)
	GBP	1,602,351	EUR	1,876,192	12/15/21	(17,555)
	GBP	1,581,668	USD	2,204,341	10/27/21	(73,125)
	GBP	2,918,542	USD	3,983,319	12/15/21	(50,289)
	HUF	266,701,030	EUR	749,917	12/15/21	(12,797)
	HUF	142,279,046	USD	479,270	12/15/21	(21,915)
	INR	298,023,815	USD	4,031,266	12/07/21	(47,579)
	JPY	96,797,992	EUR	750,791	12/15/21	(742)
	JPY	164,632,535	USD	1,502,285	11/17/21	(22,553)
	JPY	825,650,800	USD	7,534,929	12/15/21	(110,934)
	KRW	2,601,593,271	USD	2,210,000	11/15/21	(14,924)
	NOK	3,787,800	EUR	376,279	12/15/21	(3,564)
	NOK	13,178,385	USD	1,519,911	12/15/21	(13,360)
	NZD	14,345,186	USD	10,181,664	12/15/21	(284,536)
	PLN	1,726,036	EUR	375,572	12/15/21	(1,894)
	PLN	5,393,503	USD	1,411,618	12/15/21	(55,862)
	RUB	60,056,593	USD	826,207	10/01/21	(1,278)
	RUB	32,251,815	USD	440,511	11/17/21	(774)
	SEK	39,781,000	USD	4,634,731	10/29/21	(89,662)
	SEK	6,540,952	USD	757,644	12/15/21	(9,894)
	THB	12,080,764	USD	366,278	12/15/21	(9,379)
	TRY	15,673,350	USD	1,771,000	12/14/21	(76,854)
	TRY	2,390,900	USD	265,487	12/15/21	(7,199)
	TWD	70,738,388	USD	2,555,485	10/12/21	(11,198)
	TWD	24,503,795	USD	886,694	10/18/21	(5,079)
	USD	1,501,615	CAD	1,903,792	12/15/21	(1,461)
	USD	211,684	CHF	197,603	12/15/21	(775)
	USD	2,861,583	CNH	18,629,367	12/15/21	(10,106)
	USD	597,683	GBP	444,399	12/15/21	(1,190)
	USD	1,358,622	JPY	151,484,169	12/15/21	(3,476)
	USD	1,857,351	NOK	16,414,244	11/01/21	(19,886)
	USD	91,432	NOK	806,382	12/15/21	(753)
	USD	108,786	NZD	158,380	12/15/21	(484)
	USD	793,201	RUB	60,056,593	10/01/21	(31,728)
	USD	444,432	RUB	33,211,301	11/15/21	(8,553)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc. (continued)	USD	444,039	RUB	33,374,224	11/17/21	$(11,002)
	USD	874,589	SGD	1,189,660	12/15/21	(1,431)
	USD	875,708	THB	29,698,555	12/15/21	(1,669)
	USD	884,388	TWD	24,608,103	10/12/21	(705)
	ZAR	19,555,771	USD	1,329,872	12/15/21	(44,960)

TOTAL						$(1,915,061)

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(b)	Settlement Date	Principal Amount	Value
GNMA	4.000%	TBA-30yr	10/21/21	$(2,000,000)	$(2,122,410)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	10/14/21	(10,000,000)	(10,311,329)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/14/21	(3,000,000)	(3,214,570)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	11/10/21	(3,000,000)	(3,176,835)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	11/10/21	(3,000,000)	(3,217,851)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	12/13/21	(4,000,000)	(4,235,936)

TOTAL (Proceeds Receivable: $(26,377,461))					$(26,278,931)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year German Euro-Bund	20	12/08/21	$3,934,220	$(7,052)
2 Year U.S. Treasury Notes	320	12/31/21	70,417,500	(42,658)
10 Year U.S. Treasury Notes	207	12/21/21	27,243,141	(113,021)
20 Year U.S. Treasury Bonds	115	12/21/21	18,310,156	(374,374)

Total				$(537,105)
Short position contracts:
Australian 10 Year Government Bonds	(16)	12/15/21	(1,636,441)	1,083
Euro Buxl 30 Year Bonds	(1)	12/08/21	(235,539)	8,408
Ultra Long U.S. Treasury Bonds	(26)	12/21/21	(4,967,625)	40,196
Ultra 10 Year U.S. Treasury Notes	(92)	12/21/21	(13,363,000)	219,260
5 Year German Euro-Bobl	(5)	12/08/21	(781,481)	4,452
5 Year U.S. Treasury Notes	(295)	12/31/21	(36,208,945)	137,455

Total				$410,854

TOTAL FUTURES CONTRACTS				$(126,251)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	3M WIBOR(b)	12/16/21	PLN	18,330		$(8,759)	$(204)	$(8,555)
1M BID Avg(c)	3.390%(c)	01/03/22	BRL	12,550		(24,620)	—	(24,620)
1M BID Avg(c)	4.120(c)	01/03/22		6,500		12,800	9,762	3,038
3M NZDOR(b)	0.500(d)	09/15/22	NZD	170,400		(613,782)	(526,289)	(87,493)
3M NZDOR(b)	1.250(d)	09/15/22		14,390	(e)	5,154	531	4,623
3M NZDOR(b)	1.250(d)	12/15/22		7,470	(e)	(1,446)	(8,249)	6,803
5.800(c)	1M BID Avg(c)	01/02/23	BRL	9,300		43,988	6,765	37,223
1M BID Avg(c)	4.230(c)	01/02/23		4,200		(32,673)	(37,539)	4,866
1M BID Avg(a)	7.200(a)	01/02/23		10,250		(31,891)	806	(32,697)
3M AUDOR(b)	0.190(b)	02/22/23	AUD	80,390	(e)	4,033	(1,111,675)	1,115,708
6M CDOR(d)	0.804(d)	02/28/23	CAD	124,410	(e)	(55,300)	(458,558)	403,258
6M CDOR(d)	1.100(d)	06/15/23		34,290	(e)	2,336	(99,540)	101,876
0.450(d)	3M LIBOR(b)	06/15/23		$30,690	(e)	(8,820)	(1,854)	(6,966)
3M CNY(b)	2.500(b)	09/15/23	CNY	94,520		56,093	36,197	19,896
1.250(b)	3M KWCDC(b)	09/15/23	KRW	5,384,600		27,259	9,411	17,848
6M CDOR(d)	1.200(d)	09/21/23	CAD	34,520	(e)	(23,234)	12,985	(36,219)
0.500(d)	3M LIBOR(b)	09/21/23		$27,930	(e)	23,071	(13,310)	36,381
6.200(c)	Mexico IB TIIE 28D(c)	12/13/23	MXN	75,340	(e)	30,739	(1,761)	32,500
12M EURO(d)	(0.500)(f)	12/15/23	EUR	2,630	(e)	(5,959)	(2,684)	(3,275)
1.500(b)	3M KWCDC(b)	12/15/23	KRW	3,140,000	(e)	8,340	1,238	7,102
0.500(d)	3M LIBOR(b)	12/15/23		$7,760	(e)	(2,256)	(2,017)	(239)
0.000(f)	3M STIBOR(b)	12/15/23	SEK	101,580	(e)	37,334	38,617	(1,283)
0.300(b)	6M AUDOR(b)	12/15/23	AUD	14,930	(e)	12,908	6,805	6,103
1.000(d)	6M CDOR(d)	12/15/23	CAD	17,930	(e)	20,330	17,980	2,350
(0.500)(f)	6M EURO(f)	12/15/23	EUR	18,630	(e)	(9,370)	(16,790)	7,420
9.200(c)	1M BID Avg(c)	01/02/24	BRL	1,908		3,018	(8,298)	11,316
1M BID Avg(c)	4.930(c)	01/02/24		1,840		(22,130)	(801)	(21,329)
3M AUDOR(b)	0.500(b)	02/24/24	AUD	24,470	(e)	17,400	60,585	(43,185)
1.500(b)	3M KWCDC(b)	03/16/24	KRW	8,013,350	(e)	32,123	18,535	13,588
0.486(b)	3M AUDOR(b)	06/29/24	AUD	8,070		(3,875)	275	(4,150)
1M LIBOR + 0.090%(b)	3M LIBOR(b)	07/25/24		$41,260		(4,320)	13,848	(18,168)
6.320(c)	1M BID Avg(c)	01/02/25	BRL	6,086		85,210	(14,340)	99,550
6M CDOR(d)	1.560(d)	08/22/25	CAD	13,800	(e)	(64,547)	6,635	(71,182)
6M WIBOR(d)	0.750(f)	12/16/25	PLN	3,690		(33,684)	(659)	(33,025)
3M CNY(b)	2.750(b)	09/15/26	CNY	9,760		17,942	9,916	8,026
6.700(c)	Mexico IB TIIE 28D(c)	12/09/26	MXN	26,990	(e)	27,888	327	27,561
3M STIBOR(b)	0.250(f)	12/15/26	SEK	19,040	(e)	(33,037)	(29,063)	(3,974)
12M GBP(f)	0.500(f)	12/15/26	GBP	22,440	(e)	(427,405)	(190,301)	(237,104)
3M LIBOR(b)	1.250(d)	12/15/26		$6,510	(e)	35,846	58,314	(22,468)
6M AUDOR(d)	1.250(d)	12/15/26	AUD	18,710	(e)	108,594	201,069	(92,475)
6M NIBOR(d)	1.500(f)	12/15/26	NOK	56,980	(e)	(84,836)	(2,443)	(82,393)
3M NZDOR(b)	1.750(d)	12/15/26	NZD	10,160	(e)	(69,225)	(44,496)	(24,729)
6M CDOR(d)	1.750(d)	12/15/26	CAD	5,130	(e)	25,094	69,512	(44,418)
(0.500)(f)	12M CHFOR(f)	12/15/26	CHF	860	(e)	8,325	2,101	6,224
(0.250)(f)	6M EURO(f)	12/15/26	EUR	17,080	(e)	10,132	(111,644)	121,776
0.000(f)	12M JYOR(f)	12/15/26	JPY	5,212,800	(e)	(42,363)	(104,837)	62,474
1.700(f)	6M WIBOR(d)	12/15/26	PLN	1,225	(e)	4,074	233	3,841
8.495(c)	1M BID Avg(c)	01/04/27	BRL	7,200		66,283	(11,443)	77,726
9.900(a)	1M BID Avg(a)	01/04/27		2,300		6,473	(12,273)	18,746

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.680%(d)	6M CDOR(d)	08/22/28	CAD	9,790	(e)	$140,038	$(9,945)	$149,983
1.240(f)	6M NIBOR(d)	10/29/30	NOK	113,650	(e)	475,559	(570,553)	1,046,112
1.000(f)	12M GBP(f)	02/10/31	GBP	8,350	(e)	35,430	(210,007)	245,437
6M EURO(d)	0.500%(f)	02/12/31	EUR	11,250	(e)	39,746	(60,499)	100,245
3M STIBOR(b)	1.272(f)	05/11/31	SEK	49,430	(e)	(1,939)	(8,323)	6,384
2.130(f)	6M NIBOR(d)	05/11/31	NOK	46,090	(e)	(12,112)	8,879	(20,991)
6M EURO(d)	0.220(f)	07/22/31	EUR	13,350	(e)	(213,688)	(52,576)	(161,112)
6M EURO(d)	0.250(f)	09/02/31		10,120	(e)	(152,150)	(38,757)	(113,393)
6M EURO(d)	0.500(f)	09/16/31		6,030	(e)	(3,992)	(19,581)	15,589
3M NZDOR(b)	3.000(d)	09/16/31	NZD	1,230	(e)	11,511	30,316	(18,805)
2.500(d)	3M LIBOR(b)	09/17/31		$11,790	(e)	(253,212)	(381,415)	128,203
12M SOFR(f)	1.530(f)	09/22/31		7,560	(e)	(77,069)	955	(78,024)
12M GBP(f)	1.000(f)	09/23/31	GBP	5,430	(e)	(31,805)	35,280	(67,085)
1.500(d)	3M LIBOR(b)	09/24/31		$6,540	(e)	158,776	83,166	75,610
3M STIBOR(b)	0.750(f)	12/15/31	SEK	39,030	(e)	(78,639)	9,303	(87,942)
3M LIBOR(b)	1.750(d)	12/15/31		$7,900	(e)	132,505	276,718	(144,213)
6M AUDOR(d)	2.000(d)	12/15/31	AUD	1,040	(e)	21,179	32,529	(11,350)
1.750(d)	3M LIBOR(b)	12/15/31		$9,740	(e)	(163,367)	(240,764)	77,397
1.500(f)	6M NIBOR(d)	12/15/31	NOK	7,000	(e)	30,522	11,095	19,427
2.000(d)	6M CDOR(d)	12/15/31	CAD	7,650	(e)	7,368	(132,428)	139,796
0.000(f)	6M EURO(d)	12/15/31	EUR	6,500	(e)	144,053	65,623	78,430
0.750(f)	12M GBP(f)	12/15/31	GBP	16,190	(e)	397,911	(249,818)	647,729
0.000(f)	12M JYOR(f)	12/15/31	JPY	2,571,690	(e)	153,221	80,845	72,376
12M CHFOR(f)	0.500(f)	03/17/32	CHF	1,490	(e)	2,149	11,285	(9,136)
3M STIBOR(b)	1.000(f)	03/17/32	SEK	18,230	(e)	(34,116)	(14,484)	(19,632)
12M GBP(f)	1.000(f)	03/17/32	GBP	2,790	(e)	(19,061)	(6,844)	(12,217)
2.000(d)	6M AUDOR(d)	03/17/32	AUD	2,230	(e)	28,685	9,874	18,811
1.630(f)	12M LIBOR(f)	09/22/36		$9,070	(e)	91,876	2,999	88,877
0.610(f)	6M EURO(d)	07/22/41	EUR	7,440	(e)	210,393	14,981	195,412
0.500(f)	6M EURO(d)	12/15/41		120	(e)	438	(4,123)	4,561
6M CDOR(d)	2.250(d)	12/15/51	CAD	9,190	(e)	(242,383)	124,179	(366,562)
2.000(d)	3M LIBOR(b)	12/15/51		$5,810	(e)	(221,401)	(503,357)	281,956
6M CDOR(d)	2.180(d)	08/22/52	CAD	1,040	(e)	(49,500)	7,172	(56,672)

TOTAL						$(343,819)	$(3,926,896)	$3,583,077

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made monthly.
(d)	Payments made semi-annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(f)	Payments made annually.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund		Credit Spread at September 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000	)%(b)	0.090%	Barclays Bank PLC	12/20/21	$690	$(1,623)	$(120)	$(1,503)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.102	Citibank NA	06/20/22	80	(548)	(174)	(374)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.102	JPMorgan Securities, Inc.	06/20/22	140	(960)	(220)	(740)
Protection Sold:
Markit CMBX Series 11	3.000(c)		3.849	JPMorgan Securities, Inc.	11/18/54	350	(15,357)	(105,390)	90,033
Markit CMBX Series 10	3.000(c)		5.016	MS & Co. Int. PLC	11/17/59	600	(52,669)	(111,304)	58,635
Markit CMBX Series 11	3.000(c)		3.849	MS & Co. Int. PLC	11/18/54	1,000	(43,876)	(276,421)	232,545
Markit CMBX Series 8	3.000(c)		7.877	Signature Bank	10/17/57	1,950	(251,915)	(380,145)	128,230

TOTAL							$(366,948)	$(873,774)	$506,826

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(a)	Payments made quarterly.
(b)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.EM Index 36	1.000%	1.808%	12/20/26	$6,290	$(248,457)	$(218,913)	$(29,544)
CDX.NA.IG Index 28	1.000	0.219	06/20/22	11,100	66,190	55,091	11,099
CDX.NA.IG Index 34	1.000	0.251	06/20/23	7,575	100,175	55,690	44,485
General Electric Co. 2.700%, 10/09/22	1.000	0.694	06/20/26	1,525	22,087	19,613	2,474
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.268	06/20/24	825	16,800	7,573	9,227
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	2,430	39,677	4,077	35,600
State of Qatar, 9.750%, 06/15/30	1.000	0.214	06/20/24	210	4,593	2,497	2,096
State of Qatar, 9.750%, 06/15/30	1.000	0.249	12/20/24	100	2,464	1,359	1,105
The Boeing Co., 8.750%, 08/15/21	1.000	0.765	06/20/24	500	3,336	5,901	(2,565)

TOTAL					$6,865	$(67,112)	$73,977

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	15,520,000	$15,520,000	$15,475	$43,388	$(27,913)
1Y IRS	Citibank NA	0.420	10/10/2022	16,880,000	16,880,000	13,842	36,542	(22,700)
1Y IRS	Citibank NA	0.459	10/10/2022	15,430,000	15,430,000	14,934	33,730	(18,796)
1Y IRS	Citibank NA	0.516	11/15/2022	16,920,000	16,920,000	21,838	39,732	(17,894)
6M IRS	Citibank NA	0.465	02/22/2022	15,260,000	15,260,000	6,135	19,430	(13,295)
6M IRS	Citibank NA	0.605	01/07/2022	14,860,000	14,860,000	13,307	43,058	(29,751)
6M IRS	Citibank NA	0.855	03/23/2022	15,520,000	15,520,000	63,961	70,685	(6,724)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	31,720,000	31,720,000	116,523	229,043	(112,520)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	13,890,000	13,890,000	5,716	26,536	(20,820)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	18,160,000	18,160,000	8,182	35,345	(27,163)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,580,000	9,580,000	49,210	85,478	(36,268)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	18,071	103,239	(85,168)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	15,410,000	15,410,000	22,090	36,290	(14,200)
3M IRS	MS & Co. Int. PLC	0.506	11/29/2021	14,780,000	14,780,000	3,439	13,154	(9,715)
3M IRS	MS & Co. Int. PLC	1.365	11/09/2021	1,780,000	1,780,000	1,808	22,157	(20,349)

				225,910,000	$225,910,000	$374,531	$837,807	$(463,276)
Puts
6M IRS	Citibank NA	1.110	11/15/2021	3,150,000	3,150,000	13,368	30,492	(17,124)
6M IRS	UBS AG (London)	1.195	11/18/2021	2,140,000	2,140,000	6,226	15,300	(9,074)

				5,290,000	$5,290,000	$19,594	$45,792	$(26,198)

Total purchased option contracts				231,200,000	$231,200,000	$394,125	$883,599	$(489,474)
Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(5,040,000)	(5,040,000)	(20,300)	(43,382)	23,082
1M IRS	Citibank NA	0.076	10/18/2021	(3,350,000)	(3,350,000)	(3,492)	(17,959)	14,467
1M IRS	Citibank NA	0.087	10/25/2021	(3,350,000)	(3,350,000)	(6,109)	(17,721)	11,612
1Y IRS	Citibank NA	0.379	10/10/2022	(1,740,000)	(1,740,000)	(14,122)	(36,543)	22,421
1Y IRS	Citibank NA	0.425	10/10/2022	(1,580,000)	(1,580,000)	(14,449)	(33,762)	19,313
1Y IRS	Citibank NA	0.553	11/15/2022	(1,750,000)	(1,750,000)	(24,055)	(39,777)	15,722
3M IRS	Citibank NA	0.346	11/09/2021	(650,000)	(650,000)	(151)	(9,926)	9,775
6M IRS	Citibank NA	0.849	02/22/2022	(4,820,000)	(4,820,000)	(5,023)	(19,435)	14,412
6M IRS	Citibank NA	1.124	01/07/2022	(4,820,000)	(4,820,000)	(10,283)	(42,999)	32,716
6M IRS	Citibank NA	1.406	03/23/2022	(5,040,000)	(5,040,000)	(51,439)	(70,677)	19,238
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(3,700,000)	(3,700,000)	(4)	(28,536)	28,532
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(47,580,000)	(47,580,000)	(70,594)	(190,971)	120,377
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,440,000)	(1,440,000)	(10,128)	(26,658)	16,530
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,870,000)	(1,870,000)	(14,613)	(35,269)	20,656
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,050,000)	(5,050,000)	(58,401)	(85,518)	27,117
3M IRS	JPMorgan Securities, Inc.	0.346	11/09/2021	(730,000)	(730,000)	(170)	(13,088)	12,918
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(26,557)	(103,884)	77,327
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(16,680,000)	(16,680,000)	(2,419)	(61,299)	58,880
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(3,700,000)	(3,700,000)	(991)	(27,472)	26,481

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls (continued)
1M IRS	MS & Co. Int. PLC	1.372%	10/20/2021	(3,700,000)	$(3,700,000)	$(5,033)	$(28,860)	$23,827
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(3,700,000)	(3,700,000)	(23,000)	(28,768)	5,768
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(1,590,000)	(1,590,000)	(24,421)	(36,243)	11,822
1M IRS	UBS AG (London)	0.038	10/11/2021	(3,350,000)	(3,350,000)	(726)	(17,284)	16,558
1M IRS	UBS AG (London)	0.187	10/29/2021	(3,350,000)	(3,350,000)	(25,054)	(20,760)	(4,294)
3M IRS	UBS AG (London)	0.378	11/29/2021	(3,350,000)	(3,350,000)	(1,432)	(13,602)	12,170

				(133,930,000)	$(133,930,000)	$(412,966)	$(1,050,393)	$637,427
Puts
1M IRS	Citibank NA	0.076	10/18/2021	(3,350,000)	(3,350,000)	(39,987)	(17,959)	(22,028)
1M IRS	Citibank NA	0.087	10/25/2021	(3,350,000)	(3,350,000)	(39,280)	(17,721)	(21,559)
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(3,700,000)	(3,700,000)	(73,151)	(28,536)	(44,615)
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(3,700,000)	(3,700,000)	(73,017)	(27,472)	(45,545)
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(3,700,000)	(3,700,000)	(64,683)	(28,860)	(35,823)
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(3,700,000)	(3,700,000)	(32,766)	(28,767)	(3,999)
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(3,070,000)	(3,070,000)	(4,490)	(15,766)	11,276
1M IRS	UBS AG (London)	0.038	10/11/2021	(3,350,000)	(3,350,000)	(51,135)	(17,284)	(33,851)
1M IRS	UBS AG (London)	0.187	10/29/2021	(3,350,000)	(3,350,000)	(17,847)	(20,760)	2,913
6M IRS	UBS AG (London)	0.145	11/15/2021	(4,530,000)	(4,530,000)	(10,618)	(31,205)	20,587

				(35,800,000)	$(35,800,000)	$(406,974)	$(234,330)	$(172,644)

Total written option contracts				(169,730,000)	$(169,730,000)	$(819,940)	$(1,284,723)	$464,783

TOTAL				61,470,000	$61,470,000	$(425,815)	$(401,124)	$(24,691)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call EUR/Put GBP	HSBC Bank PLC	$0.867	10/12/2021	1,503,000	$1,503,000	$2,347	$4,040	$(1,693)
Call EUR/Put USD	MS & Co. Int. PLC	1.195	10/05/2021	6,025,000	6,025,000	7	21,691	(21,684)
Call EUR/Put USD	HSBC Bank PLC	1.194	10/08/2021	5,985,000	5,985,000	7	20,478	(20,471)
Call EUR/Put USD	BNP Paribas SA	1.193	10/11/2021	5,993,000	5,993,000	14	20,271	(20,257)
Call EUR/Put USD	MS & Co. Int. PLC	1.193	10/14/2021	6,009,000	6,009,000	69	21,019	(20,950)
Call GBP/Put USD	CS International (London)	1.395	10/14/2021	5,131,000	5,131,000	166	24,109	(23,943)

Total purchased option contracts				30,646,000	$30,646,000	$2,610	$111,608	$(108,998)
Written option contracts
Calls
Call EUR/Put USD	BNP Paribas SA	1.183	10/11/2021	(1,498,000)	(1,498,000)	(59)	(10,878)	10,819
Call GBP/Put USD	CS International (London)	1.383	10/14/2021	(1,283,000)	(1,283,000)	(275)	(12,406)	12,131
Call EUR/Put USD	HSBC Bank PLC	1.184	10/08/2021	(1,496,000)	(1,496,000)	(26)	(10,705)	10,679
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/05/2021	(1,506,000)	(1,506,000)	(2)	(11,268)	11,266
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/14/2021	(1,502,000)	(1,502,000)	(108)	(9,947)	9,839

				(7,285,000)	$(7,285,000)	$(470)	$(55,204)	$54,734

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
Put EUR/Call USD	BNP Paribas SA	$1.183	10/11/2021	(1,498,000)	$(1,498,000)	$(36,068)	$(11,338)	$(24,730)
Put GBP/Call USD	CS International (London)	1.383	10/14/2021	(1,283,000)	(1,283,000)	(45,313)	(11,765)	(33,548)
Put EUR/Call USD	HSBC Bank PLC	1.184	10/08/2021	(1,496,000)	(1,496,000)	(38,262)	(10,423)	(27,839)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/05/2021	(1,506,000)	(1,506,000)	(40,158)	(11,268)	(28,890)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/14/2021	(1,502,000)	(1,502,000)	(39,804)	(9,947)	(29,857)

				(7,285,000)	$(7,285,000)	$(199,605)	$(54,741)	$(144,864)

Total written option contracts				(14,570,000)	$(14,570,000)	$(200,075)	$(109,945)	$(90,130)

TOTAL				16,076,000	$16,076,000	$(197,465)	$1,663	$(199,128)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
3M IRS	—3 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
3Y IRS	—3 Years Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.EM Index 36	—CDX North America Emerging Markets Index 36
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 38.8%
Aerospace & Defense – 0.7%
	Northrop Grumman Corp.(a)
	$1,925,000	2.930%		01/15/25	$2,038,806
	2,750,000	3.250		01/15/28	2,971,072
	Raytheon Technologies Corp.
	1,775,000	3.950	(a)	08/16/25	1,955,216
	775,000	4.125	(a)	11/16/28	882,268
	800,000	5.700		04/15/40	1,097,024
	550,000	4.050	(a)	05/04/47	638,429
	The Boeing Co.(a)
	1,575,000	3.450		11/01/28	1,671,107
	300,000	3.250		02/01/35	300,870
	275,000	3.375		06/15/46	264,800
	100,000	3.625		03/01/48	97,674
	100,000	3.850		11/01/48	102,132
	2,725,000	5.805		05/01/50	3,642,398

					15,661,796

Agriculture(a) – 0.2%
	BAT Capital Corp.
	1,685,000	3.222		08/15/24	1,787,060
	2,550,000	2.259		03/25/28	2,533,195
	425,000	4.758		09/06/49	457,003

					4,777,258

Automotive – 0.4%
	General Motors Co.
	1,425,000	5.400		10/02/23	1,554,461
	550,000	4.000		04/01/25	598,367
	200,000	5.950	(a)	04/01/49	264,396
	General Motors Financial Co., Inc.(a)
	3,200,000	1.500		06/10/26	3,181,504
	675,000	4.300		07/13/25	739,611
	300,000	5.650		01/17/29	360,726
	2,825,000	2.350		01/08/31	2,768,698

					9,467,763

Banks – 9.8%
	ABN AMRO Bank NV(a)(b) (-1x 5 Year EUR Swap + 4.674%)
EUR	1,600,000	4.375		12/31/99	1,990,045
	Banco Santander SA
	$2,400,000	2.746		05/28/25	2,516,424
	400,000	4.250		04/11/27	449,272
	800,000	3.306		06/27/29	864,344
	800,000	2.749		12/03/30	794,624
	Bank of America Corp.
	4,810,000	4.200		08/26/24	5,260,986
	5,000,000	4.183	(a)	11/25/27	5,570,700
	350,000	6.110		01/29/37	471,944
	(3M USD LIBOR + 0.990%)
	225,000	2.496	(a)(b)	02/13/31	227,691
	(3M USD LIBOR + 1.190%)
	1,325,000	2.884	(a)(b)	10/22/30	1,383,207
	(3M USD LIBOR + 1.370%)
	1,550,000	3.593	(a)(b)	07/21/28	1,699,033
	(5 year CMT + 1.200%)
	2,125,000	2.482	(a)(b)	09/21/36	2,081,267

Corporate Obligations – (continued)
Banks – (continued)
	Bank of America Corp. – (continued)
	(SOFR + 1.220%)
	2,695,000	2.299	(a)(b)	07/21/32	2,656,785
	(SOFR + 1.370%)
	5,725,000	1.922	(a)(b)	10/24/31	5,514,950
	(SOFR + 1.530%)
	3,725,000	1.898	(a)(b)	07/23/31	3,585,238
	(SOFR + 2.150%)
	5,225,000	2.592	(a)(b)	04/29/31	5,329,709
	Barclays PLC(a)(b)
	(3M USD LIBOR + 1.400%)
	2,725,000	4.610		02/15/23	2,766,665
	(SOFR + 2.714%)
	2,600,000	2.852		05/07/26	2,728,622
	BNP Paribas SA(c)
	3,825,000	3.500		03/01/23	3,986,874
	900,000	3.375		01/09/25	959,688
	(5 Year USD Swap + 4.149%)
	650,000	6.625	(a)(b)	12/31/99	706,245
	(SOFR + 1.004%)
	3,025,000	1.323	(a)(b)	01/13/27	2,976,933
	(SOFR + 2.074%)
	1,325,000	2.219	(a)(b)	06/09/26	1,360,020
	BPCE SA(c)
	2,250,000	4.000		09/12/23	2,393,347
	1,150,000	4.625		09/12/28	1,326,353
	(SOFR + 1.312%)
	1,650,000	2.277	(a)(b)	01/20/32	1,602,431
	(SOFR + 1.520%)
	1,675,000	1.652	(a)(b)	10/06/26	1,676,541
	Capital One NA(a)
	1,700,000	2.650		08/08/22	1,730,821
	CIT Bank NA(a)(b) (SOFR + 1.715%)
	1,500,000	2.969		09/27/25	1,577,790
	CIT Group, Inc.(a)
	224,000	4.750		02/16/24	239,400
	Citigroup, Inc.
	2,595,000	3.500		05/15/23	2,718,133
	2,500,000	4.600		03/09/26	2,825,950
	3,175,000	3.400		05/01/26	3,456,241
	2,450,000	4.450		09/29/27	2,786,409
	4,925,000	4.125		07/25/28	5,500,486
	(3M USD LIBOR + 1.023%)
	1,795,000	4.044	(a)(b)	06/01/24	1,898,661
	(SOFR + 1.422%)
	1,375,000	2.976	(a)(b)	11/05/30	1,446,239
	Credit Agricole SA(c)
	1,050,000	3.250		10/04/24	1,120,035
	(5 Year USD Swap + 4.319%)
	600,000	6.875	(a)(b)	12/31/99	667,410
	(SOFR + 1.676%)
	1,275,000	1.907	(a)(b)	06/16/26	1,297,784
	Credit Suisse AG
	1,175,000	2.950		04/09/25	1,245,688
	4,135,000	1.250		08/07/26	4,077,399
	Credit Suisse Group AG
	683,000	4.550		04/17/26	767,494
	1,400,000	4.282	(a)(c)	01/09/28	1,554,616

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Credit Suisse Group AG – (continued)
	(3M USD LIBOR + 1.410%)
	$1,675,000	3.869	% (a)(b)(c)	01/12/29	$1,828,330
	(SOFR + 1.730%)
	1,545,000	3.091	(a)(b)(c)	05/14/32	1,583,749
	(SOFR + 3.730%)
	1,925,000	4.194	(a)(b)(c)	04/01/31	2,153,170
	Deutsche Bank AG(a)(b)
	(SOFR + 1.718%)
	2,095,000	3.035		05/28/32	2,137,738
	(SOFR + 1.870%)
	1,725,000	2.129		11/24/26	1,752,859
	(SOFR + 2.159%)
	1,075,000	2.222		09/18/24	1,101,649
	Erste Group Bank AG(a)(b) (5 Year EUR Swap + 6.204%)
EUR	1,600,000	6.500		12/31/99	2,054,913
	Fifth Third Bancorp(a)
	$1,235,000	2.375		01/28/25	1,283,363
	HSBC Holdings PLC
	600,000	4.950		03/31/30	713,670
	(3M USD LIBOR + 1.000%)
	850,000	1.125	(a)(b)	05/18/24	859,461
	(3M USD LIBOR + 1.055%)
	1,200,000	3.262	(a)(b)	03/13/23	1,215,060
	(3M USD LIBOR + 1.211%)
	1,625,000	3.803	(a)(b)	03/11/25	1,733,063
	(SOFR + 1.538%)
	3,625,000	1.645	(a)(b)	04/18/26	3,646,387
	Huntington Bancshares, Inc.(a)
	1,625,000	4.000		05/15/25	1,781,715
	ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
	3,400,000	1.400		07/01/26	3,406,902
	JPMorgan Chase & Co.(a)(b)
	(3M USD LIBOR + 0.730%)
	640,000	3.559		04/23/24	669,862
	(3M USD LIBOR + 0.890%)
	650,000	3.797		07/23/24	687,141
	(3M USD LIBOR + 0.945%)
	1,400,000	3.509		01/23/29	1,523,872
	(3M USD LIBOR + 1.000%)
	3,025,000	4.023		12/05/24	3,241,681
	(3M USD LIBOR + 1.245%)
	2,275,000	3.960		01/29/27	2,511,418
	(3M USD LIBOR + 1.337%)
	2,150,000	3.782		02/01/28	2,370,719
	(3M USD LIBOR + 1.360%)
	800,000	3.882		07/24/38	914,240
	(3M USD LIBOR + 3.800%)
	2,250,000	3.926		12/29/49	2,255,152
	(SOFR + 2.040%)
	100,000	2.522		04/22/31	101,946
	(SOFR + 2.515%)
	925,000	2.956		05/13/31	963,221
	(SOFR + 3.125%)
	2,350,000	4.600		12/31/99	2,403,979
	(SOFR + 3.790%)
	275,000	4.493		03/24/31	320,999

Corporate Obligations – (continued)
Banks – (continued)
	Macquarie Bank Ltd.(a)(b)(c) (5 Year CMT + 1.700%)
	2,550,000	3.052%		03/03/36	2,524,551
	Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
	1,900,000	1.340		01/12/27	1,884,002
	Mitsubishi UFJ Financial Group, Inc.
	1,700,000	3.751		07/18/39	1,912,602
	Morgan Stanley, Inc.(a)(b) (SOFR + 1.360%)
	3,175,000	2.484		09/16/36	3,105,563
	Morgan Stanley, Inc.
	2,200,000	4.875		11/01/22	2,304,962
	525,000	3.875		04/29/24	566,438
	3,300,000	3.700		10/23/24	3,579,708
	700,000	4.000		07/23/25	771,456
	4,000,000	3.950		04/23/27	4,448,720
	(3M USD LIBOR + 0.847%)
	550,000	3.737	(a)(b)	04/24/24	577,170
	(3M USD LIBOR + 1.628%)
	325,000	4.431	(a)(b)	01/23/30	374,985
	(SOFR + 0.720%)
	5,100,000	0.985	(a)(b)	12/10/26	5,010,444
	(SOFR + 1.034%)
	2,625,000	1.794	(a)(b)	02/13/32	2,498,921
	(SOFR + 1.143%)
	8,575,000	2.699	(a)(b)	01/22/31	8,865,349
	(SOFR + 1.152%)
	1,050,000	2.720	(a)(b)	07/22/25	1,099,812
	(SOFR + 3.120%)
	1,325,000	3.622	(a)(b)	04/01/31	1,460,521
	Natwest Group PLC
	1,336,000	3.875		09/12/23	1,417,028
	(3M USD LIBOR + 1.480%)
	1,883,000	3.498	(a)(b)	05/15/23	1,917,440
	(3M USD LIBOR + 1.550%)
	2,100,000	4.519	(a)(b)	06/25/24	2,235,261
	(3M USD LIBOR + 1.762%)
	400,000	4.269	(a)(b)	03/22/25	431,652
	(5 Year CMT + 2.100%)
	500,000	3.754	(a)(b)	11/01/29	533,125
	Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
	3,008,000	4.247		01/20/23	3,041,088
	State Street Corp.(a)(b) (SOFR + 2.650%)
	100,000	3.152		03/30/31	109,236
	Truist Bank(a)
	1,250,000	2.250		03/11/30	1,258,763
	UBS Group AG(c)
	2,550,000	4.125		09/24/25	2,815,582
	Wells Fargo & Co.
	1,135,000	3.750	(a)	01/24/24	1,213,054
	2,700,000	3.000		10/23/26	2,892,240
	4,150,000	4.300		07/22/27	4,709,835
	Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
	700,000	4.110		07/24/34	760,375

					207,326,636

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
$850,000	4.700%		02/01/36	$1,027,523
6,675,000	4.900		02/01/46	8,289,482
Anheuser-Busch InBev Worldwide, Inc.
1,200,000	4.750	(a)	01/23/29	1,413,024
400,000	4.950		01/15/42	494,400
3,275,000	4.600	(a)	04/15/48	3,920,535
350,000	5.550	(a)	01/23/49	473,862
925,000	4.500	(a)	06/01/50	1,106,726
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	1,948,815
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,539,175
625,000	3.700		12/06/26	690,431
1,075,000	3.600		02/15/28	1,182,887
1,425,000	3.150		08/01/29	1,525,234
JDE Peet’s NV(a)(c)
1,650,000	1.375		01/15/27	1,629,738
Keurig Dr Pepper, Inc.(a)
704,000	4.057		05/25/23	744,177
225,000	5.085		05/25/48	297,866

				26,283,875

Biotechnology(a) – 0.1%
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,464,764

Building Materials(a) – 0.5%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,523,466
1,750,000	2.722		02/15/30	1,809,377
Martin Marietta Materials, Inc.
4,475,000	3.200		07/15/51	4,449,627
Masco Corp.
1,300,000	1.500		02/15/28	1,264,341

				11,046,811

Chemicals(a) – 0.7%
DuPont de Nemours, Inc.
925,000	4.205		11/15/23	993,246
975,000	4.493		11/15/25	1,096,319
75,000	5.419		11/15/48	102,869
Ecolab, Inc.(c)
364,000	2.750		08/18/55	350,143
Huntsman International LLC
850,000	4.500		05/01/29	963,610
950,000	2.950		06/15/31	969,426
International Flavors & Fragrances, Inc.(c)
2,300,000	1.832		10/15/27	2,297,194
4,025,000	2.300		11/01/30	3,989,620
950,000	3.268		11/15/40	977,370
The Sherwin-Williams Co.
325,000	3.125		06/01/24	344,230
1,900,000	3.450		06/01/27	2,084,015

				14,168,042

Corporate Obligations – (continued)
Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(c)
650,000	1.500		08/12/26	642,635
1,000,000	2.450		08/12/31	982,390
CoStar Group, Inc.(a)(c)
2,225,000	2.800		07/15/30	2,260,685
DP World Ltd.(c)
100,000	6.850		07/02/37	132,644
200,000	5.625		09/25/48	246,250
Emory University(a)
4,015,000	2.143		09/01/30	4,096,941
Global Payments, Inc.(a)
875,000	2.650		02/15/25	914,182
550,000	3.200		08/15/29	581,449
IHS Markit Ltd.(a)
2,800,000	4.000	(c)	03/01/26	3,079,552
1,775,000	4.250		05/01/29	2,027,937
PayPal Holdings, Inc.(a)
3,825,000	1.650		06/01/25	3,921,696
3,000,000	2.650		10/01/26	3,205,410
The University of Chicago
320,000	5.420		10/01/30	396,293

				22,488,064

Computers(a) – 1.2%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,219,684
Apple, Inc.
4,050,000	2.450		08/04/26	4,287,370
Dell International LLC/EMC Corp.
1,625,000	5.450		06/15/23	1,744,096
875,000	5.850		07/15/25	1,017,739
2,351,000	6.020		06/15/26	2,803,944
176,000	5.300		10/01/29	212,830
200,000	6.200		07/15/30	255,948
1,000,000	8.100		07/15/36	1,517,040
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,458,920
4,325,000	4.450		10/02/23	4,633,372
1,775,000	4.650		10/01/24	1,960,346
1,782,000	4.900		10/15/25	2,016,137
410,000	6.350		10/15/45	552,245

				24,679,671

Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,137,665
1,450,000	3.300	(a)	01/23/23	1,494,645
900,000	4.875	(a)	01/16/24	972,252
965,000	6.500	(a)	07/15/25	1,119,911
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,309,040
1,625,000	3.375		07/01/25	1,725,620
1,700,000	2.875		01/15/26	1,773,644
2,200,000	3.750		06/01/26	2,381,830
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	989,918

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
American Express Co.(a)
$555,000	2.500%		07/30/24	$583,288
700,000	3.625		12/05/24	759,073
Aviation Capital Group LLC(a)(c)
1,600,000	1.950		01/30/26	1,595,008
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	1,034,719
2,125,000	2.875		02/15/25	2,185,987
1,050,000	4.250		04/15/26	1,130,892
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,103,477
1,110,000	3.300	(a)	10/30/24	1,190,608
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,793,370
800,000	4.418		11/15/35	961,696
Mastercard, Inc.(a)
850,000	3.300		03/26/27	934,473
Nomura Holdings, Inc.
950,000	2.608		07/14/31	945,659
Raymond James Financial, Inc.(a)
275,000	4.650		04/01/30	326,079

				31,448,854

Electrical – 1.7%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	865,128
225,000	4.250		06/15/28	254,315
Ameren Corp.(a)
400,000	3.500		01/15/31	435,492
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	846,702
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,258,131
Avangrid, Inc.(a)
925,000	3.200		04/15/25	985,597
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,435,306
Dominion Energy, Inc.
1,650,000	3.071	(d)	08/15/24	1,745,073
725,000	3.375	(a)	04/01/30	785,770
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,263,968
Enel Finance International NV(a)(c)
4,125,000	1.875		07/12/28	4,098,930
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,090,446
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,144,687
1,000,000	4.050		04/15/30	1,131,990
FirstEnergy Corp.(a)
2,175,000	2.650		03/01/30	2,161,448
1,125,000	2.250		09/01/30	1,090,075
NextEra Energy Capital Holdings, Inc.(a)
2,155,000	1.900		06/15/28	2,161,034
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,729,829

Corporate Obligations – (continued)
Electrical – (continued)
Ohio Power Co.(a)
675,000	2.600		04/01/30	701,629
Pacific Gas & Electric Co.(a)
850,000	2.100		08/01/27	829,404
1,475,000	2.500		02/01/31	1,403,064
500,000	3.300		08/01/40	461,420
1,025,000	3.500		08/01/50	931,510
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,208,698
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,862,172
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,524,870

				36,406,688

Electronics(a)(c) – 0.2%
SYNNEX Corp.
2,200,000	2.375		08/09/28	2,178,440
2,200,000	2.650		08/09/31	2,150,368

				4,328,808

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	425,050
440,000	3.875	(c)	04/30/28	454,245
200,000	5.500	(c)	10/31/46	202,913
420,000	5.500		07/31/47	426,825
340,000	5.500	(c)	07/31/47	345,525

				1,854,558

Environmental – 0.1%
Republic Services, Inc.(a)
1,650,000	2.500		08/15/24	1,728,358
The Nature Conservancy
60,000	0.944		07/01/26	58,720
75,000	1.304		07/01/28	72,857
Waste Management, Inc.(a)
925,000	1.150		03/15/28	891,219

				2,751,154

Food & Drug Retailing(a) – 0.2%
Mars, Inc.(c)
525,000	2.700		04/01/25	554,006
925,000	3.200		04/01/30	1,005,401
Sysco Corp.
225,000	6.600		04/01/40	330,111
875,000	6.600		04/01/50	1,379,193
Tyson Foods, Inc.
1,250,000	3.900		09/28/23	1,330,325

				4,599,036

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490		05/15/27	2,739,050
325,000	3.600		05/01/30	356,674
The East Ohio Gas Co.(c)
525,000	1.300		06/15/25	526,738

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
	The East Ohio Gas Co.(c) – (continued)
	$525,000	2.000%		06/15/30	$514,715

					4,137,177

Hand/Machine Tools(a) – 0.1%
	Stanley Black & Decker, Inc.
	1,400,000	4.250		11/15/28	1,621,200

Healthcare Providers & Services(a) – 1.3%
	Adventist Health System/West
	540,000	2.952		03/01/29	566,836
	Banner Health
	3,235,000	2.338		01/01/30	3,315,428
	Baylor Scott & White Holdings
	1,140,000	1.777		11/15/30	1,117,266
	Centene Corp.
	2,850,000	4.250		12/15/27	2,982,696
	CommonSpirit Health
	2,385,000	3.910		10/01/50	2,605,503
	DENTSPLY SIRONA, Inc.
	1,125,000	3.250		06/01/30	1,198,069
	DH Europe Finance II S.a.r.l.
	1,725,000	2.200		11/15/24	1,795,656
	1,225,000	3.250		11/15/39	1,308,484
	Rush Obligated Group
	1,320,000	3.922		11/15/29	1,492,115
	Stanford Health Care
	975,000	3.310		08/15/30	1,071,723
	STERIS Irish FinCo UnLtd Co.
	2,175,000	2.700		03/15/31	2,222,719
	Stryker Corp.
	475,000	3.375		11/01/25	514,339
	2,825,000	1.950		06/15/30	2,788,925
	Sutter Health
	605,000	2.294		08/15/30	608,297
	Thermo Fisher Scientific, Inc.
	450,000	1.750		10/15/28	448,929
	300,000	4.100		08/15/47	363,795
	Zimmer Biomet Holdings, Inc.
	2,475,000	3.550		03/20/30	2,706,016

					27,106,796

Insurance – 0.6%
	AIA Group Ltd.(a)(c)
	875,000	3.900		04/06/28	974,234
	American International Group, Inc.
	300,000	4.125		02/15/24	323,898
	3,875,000	3.900	(a)	04/01/26	4,293,422
	Arch Capital Finance LLC(a)
	1,200,000	4.011		12/15/26	1,349,712
	Arch Capital Group Ltd.
	1,125,000	7.350		05/01/34	1,653,817
	Great-West Lifeco Finance 2018 LP(a)(c)
	825,000	4.047		05/17/28	932,894
	Marsh & McLennan Cos., Inc.(a)
	1,325,000	4.375		03/15/29	1,538,683
	Willis North America, Inc.(a)
	700,000	2.950		09/15/29	731,472

					11,798,132

Corporate Obligations – (continued)
Internet(a) – 0.8%
	Amazon.com, Inc.
	2,300,000	5.200		12/03/25	2,672,163
	1,300,000	4.800		12/05/34	1,657,760
	525,000	3.875		08/22/37	617,956
	Baidu, Inc.
	450,000	3.425		04/07/30	476,280
	Expedia Group, Inc.
	1,025,000	3.600		12/15/23	1,084,839
	2,850,000	4.500		08/15/24	3,095,499
	475,000	4.625		08/01/27	538,636
	825,000	3.800		02/15/28	895,290
	1,225,000	2.950		03/15/31	1,240,876
	Prosus NV
	420,000	3.680	(c)	01/21/30	433,991
	690,000	3.680		01/21/30	712,986
EUR	100,000	2.031	(c)	08/03/32	115,256
	$230,000	4.027	(c)	08/03/50	214,475
	210,000	3.832	(c)	02/08/51	189,856
	Tencent Holdings Ltd.
	830,000	3.595		01/19/28	886,838
	1,140,000	2.880		04/22/31	1,165,183

					15,997,884

Investment Companies – 0.1%
	Huarong Finance 2017 Co. Ltd.
	200,000	4.750		04/27/27	188,000
	Huarong Finance 2019 Co. Ltd.(a)
	390,000	3.875		11/13/29	342,225
	JAB Holdings B.V.(a)(c)
	500,000	2.200		11/23/30	489,980

					1,020,205

Iron/Steel(a) – 0.1%
	Steel Dynamics, Inc.
	490,000	2.400		06/15/25	510,007
	1,075,000	1.650		10/15/27	1,063,626

					1,573,633

Lodging(a) – 0.1%
	Hyatt Hotels Corp.
	2,000,000	1.800		10/01/24	2,004,580

Machinery – Construction & Mining(a)(c) – 0.1%
	The Weir Group PLC
	2,375,000	2.200		05/13/26	2,390,129

Machinery – Diversified(a) – 0.0%
	Otis Worldwide Corp.
	625,000	2.293		04/05/27	649,288

Media – 1.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	8,750,000	4.908		07/23/25	9,835,875
	6,675,000	3.750		02/15/28	7,308,457
	Comcast Corp.(a)
	1,275,000	3.700		04/15/24	1,371,148
	725,000	3.100		04/01/25	775,620

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a) – (continued)
$1,300,000	3.950%		10/15/25	$1,442,571
1,173,000	3.300		02/01/27	1,280,529
1,775,000	3.300		04/01/27	1,943,465
1,550,000	3.150		02/15/28	1,683,765
1,775,000	4.150		10/15/28	2,042,617
325,000	3.750		04/01/40	365,804
275,000	4.700		10/15/48	351,073
Fox Corp.(a)
700,000	4.030		01/25/24	750,820
600,000	5.476		01/25/39	767,076
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,859,670
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	348,077

				32,126,567

Mining – 0.5%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,391,663
1,181,000	4.625		04/29/24	1,286,735
1,850,000	1.625	(a)	04/27/26	1,841,916
3,175,000	2.625	(a)	09/23/31	3,110,420
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	558,836
Newmont Corp.(a)
2,050,000	2.250		10/01/30	2,039,689
Teck Resources Ltd.(a)
900,000	3.900		07/15/30	977,481

				11,206,740

Miscellaneous Manufacturing – 0.1%
General Electric Co.
225,000	2.700		10/09/22	230,283
450,000	3.450	(a)	05/01/27	493,929
625,000	3.625	(a)	05/01/30	694,706
700,000	5.875		01/14/38	947,191
550,000	4.250	(a)	05/01/40	643,643

				3,009,752

Multi-National(a)(c) – 0.1%
The African Export-Import Bank
740,000	2.634		05/17/26	756,435
830,000	3.798		05/17/31	860,702

				1,617,137

Oil Field Services – 1.6%
BP Capital Markets America, Inc.(a)
1,125,000	3.224		04/14/24	1,193,197
Devon Energy Corp.(a)
514,000	5.850		12/15/25	594,796
180,000	5.600		07/15/41	225,689
Gazprom PJSC Via Gaz Capital SA(c)
990,000	5.150		02/11/26	1,102,489
Gazprom PJSC Via Gaz Finance PLC(c)
1,210,000	3.250		02/25/30	1,203,421

Corporate Obligations – (continued)
Oil Field Services – (continued)
Lukoil Securities B.V.
790,000	3.875	%(c)	05/06/30	829,777
3,150,000	3.875		05/06/30	3,307,500
Lundin Energy Finance B.V.(a)(c)
2,425,000	2.000		07/15/26	2,440,011
Marathon Petroleum Corp.(a)
2,050,000	4.500		05/01/23	2,166,624
600,000	3.625		09/15/24	643,668
375,000	3.800		04/01/28	412,080
Occidental Petroleum Corp.(a)
3,175,000	2.900		08/15/24	3,226,594
Ovintiv Exploration, Inc.
1,649,000	5.625		07/01/24	1,826,267
Phillips 66
1,325,000	3.700		04/06/23	1,387,712
375,000	3.850	(a)	04/09/25	408,619
725,000	1.300	(a)	02/15/26	721,063
Qatar Petroleum(a)(c)
650,000	3.300		07/12/51	654,339
SA Global Sukuk Ltd.(a)(c)
5,360,000	2.694		06/17/31	5,420,300
Suncor Energy, Inc.
775,000	2.800		05/15/23	802,296
1,550,000	3.100	(a)	05/15/25	1,649,417
Valero Energy Corp.
2,175,000	2.700		04/15/23	2,245,296
1,150,000	2.850	(a)	04/15/25	1,211,145

				33,672,300

Packaging(a)(c) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,475,546

Pharmaceuticals(a) – 1.9%
AbbVie, Inc.
3,250,000	4.050		11/21/39	3,733,307
125,000	4.875		11/14/48	160,201
4,900,000	4.250		11/21/49	5,801,502
Bayer US Finance II LLC(c)
850,000	3.875		12/15/23	904,171
Becton Dickinson & Co.
997,000	3.363		06/06/24	1,059,841
1,225,000	2.823		05/20/30	1,282,269
1,250,000	4.669		06/06/47	1,556,512
Bristol-Myers Squibb Co.
1,527,000	3.875		08/15/25	1,683,197
700,000	3.900		02/20/28	791,455
1,200,000	4.125		06/15/39	1,433,448
Cigna Corp.
5,100,000	4.125		11/15/25	5,665,131
3,475,000	3.400		03/15/50	3,590,717
CVS Health Corp.
650,000	2.625		08/15/24	682,942
4,050,000	3.875		07/20/25	4,434,912
675,000	4.780		03/25/38	826,214
550,000	5.125		07/20/45	708,439
75,000	5.050		03/25/48	96,720
200,000	4.250		04/01/50	236,620

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Elanco Animal Health, Inc.
$650,000	5.272%	08/28/23	$690,654
Perrigo Finance Unlimited Co.
2,975,000	4.375	03/15/26	3,203,569
Takeda Pharmaceutical Co. Ltd.
2,400,000	2.050	03/31/30	2,363,208
Zoetis, Inc.
100,000	4.450	08/20/48	125,529

			41,030,558

Pipelines – 1.7%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600	11/02/47	1,404,200
Enbridge, Inc.(a)
3,175,000	2.500	08/01/33	3,186,811
Energy Transfer LP(a)
1,950,000	4.200	09/15/23	2,070,783
1,700,000	2.900	05/15/25	1,783,470
50,000	4.950	06/15/28	57,428
1,225,000	5.250	04/15/29	1,435,075
375,000	5.300	04/15/47	438,259
Energy Transfer Operating LP(a)
775,000	5.200	02/01/22	777,689
Enterprise Products Operating LLC(a)
85,000	3.750	02/15/25	92,177
Galaxy Pipeline Assets Bidco, Ltd.(c)
200,000	2.625	03/31/36	196,500
320,000	3.250	09/30/40	323,040
3,040,000	2.940	09/30/40	3,030,454
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450	02/15/23	4,651,875
MPLX LP(a)
2,151,000	3.375	03/15/23	2,232,609
2,225,000	2.650	08/15/30	2,235,368
275,000	4.500	04/15/38	307,535
645,000	5.500	02/15/49	818,260
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650	06/01/22	531,972
1,100,000	3.850	10/15/23	1,156,914
875,000	3.800	09/15/30	932,768
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250	03/15/22	1,491,845
1,650,000	5.625	03/01/25	1,872,420
1,025,000	5.000	03/15/27	1,179,744
The Williams Cos., Inc.(a)
785,000	3.600	03/15/22	792,096
850,000	3.900	01/15/25	918,272
800,000	4.000	09/15/25	876,760
Western Midstream Operating LP(a)
1,125,000	4.350	02/01/25	1,181,250
475,000	3.950	06/01/25	499,938
225,000	5.450	04/01/44	258,188
165,000	5.300	03/01/48	190,163

			36,923,863

Real Estate(a) – 0.0%
Country Garden Holdings Co. Ltd.
210,000	3.300	01/12/31	191,402

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 1.9%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	828,345
800,000	3.375	08/15/31	871,392
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,680,317
American Homes 4 Rent LP
740,000	2.375	07/15/31	733,296
723,000	4.900	02/15/29	845,845
American Tower Corp.
2,100,000	3.375	05/15/24	2,234,589
1,750,000	2.400	03/15/25	1,819,737
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,245,653
CubeSmart LP
1,500,000	4.000	11/15/25	1,642,200
Duke Realty LP
1,075,000	1.750	07/01/30	1,031,462
Essex Portfolio LP
875,000	3.000	01/15/30	920,605
Healthcare Realty Trust, Inc.
625,000	2.050	03/15/31	607,513
Invitation Homes Operating Partnership LP
4,520,000	2.000	08/15/31	4,343,856
Kilroy Realty LP
1,500,000	3.800	01/15/23	1,549,740
1,025,000	4.750	12/15/28	1,187,155
National Retail Properties, Inc.
790,000	3.900	06/15/24	847,630
1,150,000	4.000	11/15/25	1,268,611
Regency Centers LP
1,950,000	2.950	09/15/29	2,047,461
Spirit Realty LP
1,900,000	4.000	07/15/29	2,104,934
1,200,000	3.400	01/15/30	1,274,112
UDR, Inc.
475,000	2.100	08/01/32	457,145
Ventas Realty LP
975,000	3.500	02/01/25	1,041,388
VEREIT Operating Partnership LP
1,675,000	4.625	11/01/25	1,883,487
400,000	3.950	08/15/27	447,516
875,000	3.400	01/15/28	945,525
1,550,000	2.850	12/15/32	1,609,861
WP Carey, Inc.
505,000	4.600	04/01/24	547,723
445,000	4.000	02/01/25	483,168
1,000,000	3.850	07/15/29	1,108,070
725,000	2.400	02/01/31	717,214

			40,325,550

Retailing(a) – 0.8%
7-Eleven, Inc.(c)
2,800,000	1.300	02/10/28	2,690,464
AutoNation, Inc.
500,000	1.950	08/01/28	492,895
825,000	4.750	06/01/30	960,011

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
CK Hutchison International 20 Ltd.(c)
$200,000	2.500%		05/08/30	$202,778
200,000	2.500		04/15/31	201,598
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,065,938
1,999,000	4.200		05/15/28	2,260,909
Lowe’s Cos., Inc.
1,900,000	1.700		09/15/28	1,883,603
Lowe’s Cos., Inc.
2,500,000	1.700		10/15/30	2,392,125
McDonald’s Corp.
200,000	4.450		09/01/48	245,354
650,000	4.200		04/01/50	775,808
Starbucks Corp.
1,850,000	3.800		08/15/25	2,028,469
The Home Depot, Inc.
625,000	3.900		12/06/28	715,463
Tractor Supply Co.
1,500,000	1.750		11/01/30	1,440,375

				17,355,790

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society(3M USD LIBOR + 1.855%)
975,000	3.960		07/18/30	1,083,917

Semiconductors – 0.8%
Broadcom, Inc.(a)(c)
325,000	3.419		04/15/33	336,804
6,965,000	3.137		11/15/35	6,909,559
161,000	3.187		11/15/36	159,644
3,700,000	3.500		02/15/41	3,670,289
Lam Research Corp.(a)
1,175,000	1.900		06/15/30	1,172,004
NXP B.V./NXP Funding LLC(c)
225,000	4.625		06/01/23	239,499
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
3,125,000	2.500		05/11/31	3,149,406
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
825,000	3.400		05/01/30	893,780
Skyworks Solutions, Inc.(a)
625,000	3.000		06/01/31	639,594
TSMC Global Ltd.(a)(c)
290,000	2.250		04/23/31	288,573

				17,459,152

Software(a) – 0.9%
Adobe, Inc.
1,400,000	2.150		02/01/27	1,464,624
Fiserv, Inc.
2,775,000	2.750		07/01/24	2,922,019
1,825,000	3.200		07/01/26	1,970,763
1,075,000	4.200		10/01/28	1,223,436
Intuit, Inc.
675,000	1.350		07/15/27	671,747
Oracle Corp.
3,175,000	2.875		03/25/31	3,271,901
1,325,000	3.600		04/01/40	1,373,826

Corporate Obligations – (continued)
Software(a) – (continued)
ServiceNow, Inc.
3,400,000	1.400		09/01/30	3,190,934
VMware, Inc.
700,000	1.800		08/15/28	689,598
2,075,000	2.200		08/15/31	2,031,321

				18,810,169

Telecommunication Services – 3.6%
AT&T, Inc.(a)
6,700,000	2.300		06/01/27	6,939,726
325,000	1.650		02/01/28	322,013
2,375,000	2.750		06/01/31	2,439,077
6,170,000	2.550		12/01/33	6,071,033
1,165,000	4.900		08/15/37	1,410,605
3,105,000	4.850		03/01/39	3,720,753
1,325,000	3.500		06/01/41	1,360,841
450,000	5.150		11/15/46	570,573
725,000	5.150		02/15/50	914,464
1,250,000	3.650		06/01/51	1,273,388
450,000	3.500		09/15/53	445,572
T-Mobile USA, Inc.(a)
2,025,000	3.500		04/15/25	2,179,933
1,350,000	1.500		02/15/26	1,354,982
5,025,000	3.750		04/15/27	5,536,344
4,175,000	2.050		02/15/28	4,209,151
2,225,000	3.875		04/15/30	2,458,180
2,205,000	2.875		02/15/31	2,227,936
2,150,000	3.500		04/15/31	2,262,376
925,000	3.000		02/15/41	896,899
Telefonica Emisiones SA
1,200,000	4.665		03/06/38	1,402,632
Verizon Communications, Inc.
7,580,000	2.100	(a)	03/22/28	7,695,292
5,066,000	4.329		09/21/28	5,827,673
625,000	3.875	(a)	02/08/29	701,463
2,251,000	4.016	(a)	12/03/29	2,552,679
3,350,000	2.550	(a)	03/21/31	3,398,608
500,000	5.250		03/16/37	648,270
2,175,000	4.812		03/15/39	2,700,589
25,000	4.125		08/15/46	28,680
2,750,000	4.862		08/21/46	3,501,410
131,000	5.012		04/15/49	171,575

				75,222,717

Transportation(a) – 0.0%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	955,496

Trucking & Leasing(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,425,000	4.250		01/17/23	1,491,747

TOTAL CORPORATE OBLIGATIONS
(Cost $785,267,988)				$821,011,205

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 1.3%
Sovereign – 1.3%
	Abu Dhabi Government International Bond(c)
	$460,000	2.500%		10/11/22	$469,717
	420,000	3.125		10/11/27	455,122
	Japanese Government CPI Linked Bond
JPY	978,740,283	0.100		03/10/29	9,067,341
	Kuwait International Government Bond
	$4,120,000	3.500		03/20/27	4,559,810
	Perusahaan Penerbit SBSN
	2,030,000	4.550		03/29/26	2,289,840
	Republic of Indonesia
	790,000	3.700	(c)	01/08/22	797,061
	420,000	4.125	(c)	01/15/25	458,929
	380,000	4.125		01/15/25	415,221
	450,000	3.350		03/12/71	416,194
	Republic of Peru(a)
	10,000	2.780		12/01/60	8,446
	100,000	3.230	(e)	07/28/21	82,988
	Republic of Romania
EUR	100,000	2.000	(c)	01/28/32	112,490
	$690,000	5.125		06/15/48	817,132
EUR	360,000	3.375	(c)	01/28/50	410,230
	580,000	4.000		02/14/51	576,302
	Republic of Uruguay(a)
	$280,000	4.375		01/23/31	323,628
	State of Israel(f)
	200,000	4.500		04/03/20	250,000
	United Mexican States(a)
	200,000	4.750		04/27/32	224,975
	United Mexican States
	1,350,000	3.750		01/11/28	1,470,066
	450,000	4.500		04/22/29	505,350
	240,000	3.250	(a)	04/16/30	245,670
	1,410,000	2.659	(a)	05/24/31	1,360,033
EUR	839,000	1.450	(a)	10/25/33	915,974
	$1,960,000	3.771	(a)	05/24/61	1,740,480

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $27,511,891)				$27,972,999

Asset-Backed Securities(b) – 5.4%
Collateralized Loan Obligations(c) – 4.5%
	AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$4,100,000	1.426%		01/15/33	$4,105,867
	Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	4,000,000	1.346		04/15/33	4,006,752
	Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
	2,100,000	2.788		04/22/31	2,100,095
	Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	1,761,472	0.979		01/27/28	1,761,547

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
	Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
	4,600,000	1.896		07/20/34	4,603,280
	Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
	2,900,000	2.246		07/20/34	2,902,056
	Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
	125,080	1.376		07/15/26	125,083
	Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
	5,250,000	1.363		07/15/36	5,253,412
	Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	14,600,000	1.366		04/15/33	14,638,997
	Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
	6,000,000	1.426		07/15/31	6,000,288
	HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
	3,900,000	3.084		07/20/31	3,918,467
	HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
	6,250,000	1.579		11/30/32	6,270,487
	Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	6,880,153	0.876		04/15/29	6,880,401
	Mill City Mortgage Loan Trust Series 2017-2, Class A3
	524,501	2.989		07/25/59	541,606
	Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
	3,500,000	1.493		04/14/33	3,503,693
	OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
	2,150,000	1.288		07/02/35	2,151,544
	OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
	2,000,000	1.584		04/18/33	2,003,754
	Palmer Square CLO Ltd. Series 2019-1A, Class A1 (3M USD LIBOR + 1.340%)
	6,000,000	1.465		11/14/32	6,006,810
	Recette CLO Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
	7,000,000	1.214		04/20/34	7,007,616
	Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
	6,900,000	1.406		04/15/33	6,905,244
	Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
	3,250,000	1.454		07/28/32	3,250,260

					93,937,259

Other(c) – 0.6%
	Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
	5,700,000	1.234		06/15/28	5,701,801

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Other(c) – (continued)
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
$1,380,303	1.134%	09/15/35	$1,380,304
Dryden Senior Loan Fund Series 2019-76A, Class A1(3M USD LIBOR + 1.330%)
6,000,000	1.464	10/20/32	6,001,620

			13,083,725

Student Loan – 0.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
748,041	0.342	09/26/33	720,265
Educational Funding of the South, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.650%)
1,143,338	0.775	04/25/35	1,144,049
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
2,290,290	1.179	05/25/34	2,299,986
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
2,219,042	1.236	09/25/65	2,260,849

			6,425,149

TOTAL ASSET-BACKED SECURITIES
(Cost $113,184,252)			$113,446,133

Mortgage-Backed Obligations – 33.4%
Collateralized Mortgage Obligations – 0.7%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1X 1M USD LIBOR + 37.567%)
$10,569	37.172%	02/16/32	$13,357

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 2755, Class ZA
277,770	5.000	02/15/34	308,869
FHLMC REMIC Series 4246, Class PT
130,924	6.500	02/15/36	151,602
FHLMC REMIC Series 4273, Class PD
658,265	6.500	11/15/43	774,826
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b)(c) (1M USD LIBOR + 3.000%)
656,559	3.086	06/25/50	659,095
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)(c) (SOFR30A + 2.800%)
962,837	2.850	10/25/50	974,219
FNMA REMIC Series 2011-52, Class GB
567,533	5.000	06/25/41	635,186
FNMA REMIC Series 2011-99, Class DB
552,434	5.000	10/25/41	617,138
FNMA REMIC Series 2012-111, Class B
92,425	7.000	10/25/42	108,653
FNMA REMIC Series 2012-153, Class B
335,091	7.000	07/25/42	401,465

			4,631,053

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.5%
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(c) (SOFR30A + 1.650%)
710,000	1.700	01/25/34	714,892
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP1,435,492	0.868	08/20/56	1,936,671
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.480%)
103,795	0.567	01/19/36	101,024
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
77,740	0.806	10/25/34	75,992
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
2,938,842	2.500	10/25/51	2,973,511
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP783,953	0.921	11/15/49	1,058,269
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
3,273,988	1.250	05/25/51	4,433,001
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
14,380	2.598	02/25/33	14,320
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
217,606	3.500	07/25/49	220,299

			11,527,979

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$16,172,389

Commercial Mortgage-Backed Securities – 0.5%
Sequential Fixed Rate – 0.1%
Bank Series 2019-BN21, Class A5
$950,000	2.851%	10/17/52	$1,007,270
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
2,024,000	2.500	11/15/52	1,667,248

			2,674,518

Sequential Fixed Rate(c) – 0.2%
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	05/10/41	4,912,958

Sequential Floating Rate(b)(c) – 0.2%
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D
1,500,000	3.480	05/10/49	1,170,978
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D
1,757,000	3.360	06/10/50	1,646,868

			2,817,846

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$10,405,322

Federal Agencies – 32.2%
Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.234%)
$2,361	2.344%	06/01/33	$2,489

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.233%)
$139,493	1.543%	06/01/35		$144,971
(12M USD LIBOR + 1.551%)
643,430	1.878	09/01/34		673,362
(12M USD LIBOR + 1.668%)
269,709	1.918	07/01/34		283,174
(12M USD LIBOR + 1.735%)
455,485	2.065	05/01/35		480,346

				1,584,342

FHLMC – 0.1%
8,454	5.000	05/01/23		9,254
29,152	4.500	10/01/23		31,410
17,050	5.500	10/01/25		19,183
8,817	7.500	12/01/30		10,418
4,429	7.500	01/01/31		5,228
6,436	5.000	10/01/33		7,274
1,493	5.000	04/01/35		1,689
10,005	5.000	07/01/35		11,396
59,721	5.000	12/01/35		67,351
134,917	5.000	01/01/38		153,698
271,694	5.000	01/01/39		309,539
91,612	5.000	06/01/39		104,257
10,459	4.000	06/01/40		11,502
5,135	5.000	08/01/40		5,848
1,815	4.500	11/01/40		2,026
76,405	4.000	02/01/41		84,019
2,191	5.000	04/01/41		2,495
5,173	5.000	06/01/41		5,891
6,039	4.000	11/01/41		6,622
1,597,312	4.500	08/01/48		1,771,389

				2,620,489

FNMA – 0.0%
14,252	8.000	02/01/31		16,596
13,682	7.000	03/01/31		14,808

				31,404

GNMA – 17.4%
5,913	6.000	11/15/38		6,895
39,923	5.000	07/15/40		43,236
69,496	5.000	01/15/41		76,626
3,831	4.000	02/20/41		4,159
5,976	4.000	11/20/41		6,544
997	4.000	01/20/42		1,092
3,203	4.000	04/20/42		3,508
2,019	4.000	10/20/42		2,210
31,433	4.000	08/20/43		34,391
3,068	4.000	03/20/44		3,357
3,710	4.000	05/20/44		4,055
258,350	4.000	11/20/44		281,937
16,772	4.000	05/20/45		18,278
2,338,375	4.000	07/20/45		2,548,218
37,170	4.000	10/20/45		40,448
6,620,047	3.500	04/20/47		7,019,881
7,259,090	3.500	12/20/47		7,696,297

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
226,696	4.500	02/20/48		244,033
575,052	4.500	04/20/48		617,323
1,555,407	4.500	05/20/48		1,666,825
1,546,263	5.000	07/20/48		1,672,442
2,468,304	4.500	08/20/48		2,641,838
1,449,953	5.000	08/20/48		1,567,820
10,623,063	4.500	09/20/48		11,365,763
1,755,212	5.000	10/20/48		1,896,659
5,797,555	5.000	11/20/48		6,263,855
9,590,865	4.500	12/20/48		10,256,905
3,199,316	5.000	12/20/48		3,455,640
7,198,789	4.500	01/20/49		7,698,711
5,300,839	5.000	01/20/49		5,724,704
3,712,250	4.000	02/20/49		3,949,386
1,223,827	4.500	02/20/49		1,308,815
3,260,265	4.000	03/20/49		3,463,434
1,004,214	4.500	03/20/49		1,074,108
1,742,852	5.000	03/20/49		1,881,669
2,608,306	4.000	05/20/49		2,769,217
36,348	3.500	08/20/49		38,270
4,647,666	5.000	08/20/49		5,013,370
1,501,543	4.500	10/20/49		1,604,302
291,567	3.500	06/20/50		306,554
665,024	3.500	07/20/50		699,209
55,796,453	2.500	08/20/51		57,647,943
33,000,000	2.000	TBA-30yr	(g)	33,465,785
94,000,000	2.500	TBA-30yr	(g)	97,037,939
42,000,000	3.000	TBA-30yr	(g)	43,885,565
38,000,000	3.500	TBA-30yr	(g)	39,962,841

				366,972,057

UMBS – 5.0%
5,427	5.500	09/01/23		5,561
2,012	5.500	10/01/23		2,064
18,941	7.000	08/01/27		21,068
784	6.500	09/01/27		867
43,573	7.000	03/01/28		48,678
1,297	6.500	05/01/28		1,458
9,585	4.500	04/01/39		10,623
5,238	4.500	05/01/39		5,789
6,398	4.500	07/01/39		7,085
23,684	4.500	08/01/39		26,211
205,936	4.500	12/01/39		227,853
612,594	4.500	05/01/41		683,374
53,766	4.500	08/01/41		59,989
16,658	3.000	11/01/42		17,980
408,857	3.000	12/01/42		439,804
587,061	3.000	01/01/43		634,745
84,359	3.000	02/01/43		91,215
621,814	3.000	03/01/43		672,352
1,083,351	3.000	04/01/43		1,171,399
733,934	3.000	05/01/43		793,662
73,914	3.000	06/01/43		80,106
625,259	3.000	07/01/43		677,641
493,062	5.000	05/01/44		557,364
2,041,874	4.500	04/01/45		2,297,352
250,658	4.500	05/01/45		282,333

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$644,601	4.500%	06/01/45	$716,921
88,205	4.000	03/01/46	95,941
52,380	4.000	06/01/46	56,909
13,764	4.000	08/01/46	14,954
116,554	4.000	10/01/46	126,631
187,497	4.000	06/01/47	204,934
2,460,412	4.500	07/01/47	2,710,163
619,559	4.500	11/01/47	682,945
294,699	4.000	12/01/47	324,522
1,123,816	4.000	01/01/48	1,236,930
3,035,811	4.000	02/01/48	3,323,166
2,231,241	4.000	03/01/48	2,439,976
1,710,536	4.000	06/01/48	1,881,902
1,927,991	4.000	07/01/48	2,112,771
2,636,120	4.000	08/01/48	2,873,029
856,673	4.500	09/01/48	949,738
1,214,826	4.500	11/01/48	1,312,252
2,163,758	4.500	TBA-30yr	2,333,931
5,294,667	5.000	11/01/48	5,991,559
2,585,161	4.500	12/01/48	2,785,240
2,240,749	4.500	01/01/49	2,416,139
594,416	4.500	01/01/49	641,158
1,882,472	4.500	02/01/49	2,029,912
329,651	4.500	02/01/49	356,134
929,951	4.500	06/01/49	1,004,875
147,295	4.500	07/01/49	160,029
292,646	4.500	08/01/49	316,224
1,885,070	4.500	08/01/49	2,033,303
8,727,052	3.000	09/01/49	9,317,028
1,651,243	3.000	10/01/49	1,762,872
2,416,594	3.000	12/01/49	2,557,261
971,031	4.500	05/01/50	1,058,561
11,100,312	3.000	12/01/50	11,820,377
28,917,230	2.500	TBA-30yr	30,059,486

			106,524,346

UMBS, 30 Year, Single Family(g) – 9.6%
134,000,000	2.000	TBA-30yr	134,268,099
19,000,000	3.000	TBA-30yr	19,860,179
29,000,000	4.500	TBA-30yr	31,361,911
17,000,000	3.000	TBA-30yr	17,790,884

			203,281,073

TOTAL FEDERAL AGENCIES			$681,013,711

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $705,207,664)			$707,591,422

Agency Debentures – 1.6%
FHLB
$6,800,000	2.125%	06/09/23	$7,015,084
3,500,000	3.375	09/08/23	3,708,145
750,000	3.375	12/08/23	798,975
2,400,000	5.000	09/28/29	3,019,824

Agency Debentures – (continued)
FNMA
3,700,000	1.875	09/24/26	3,859,211
4,200,000	6.250	05/15/29	5,654,124
Israel Government AID Bond(h)
1,200,000	5.500	12/04/23	1,332,444
2,400,000	5.500	04/26/24	2,705,664
4,700,000	5.500	09/18/33	6,540,379

TOTAL AGENCY DEBENTURES
(Cost $31,281,306)			$34,633,850

Municipal Debt Obligations – 1.3%
Arizona – 0.1%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%	07/01/28	$98,116
690,000	1.932	07/01/31	676,899
City of Yuma AZ Pledged Revenue Taxable Series 2021
35,000	1.749	07/15/28	35,021
65,000	2.102	07/15/30	65,795

			875,831

California – 0.5%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1(a)
820,000	1.633	04/01/28	822,121
California State GO Bonds Build America Taxable Series 2009(a)
950,000	7.500	04/01/34	1,462,721
1,650,000	7.550	04/01/39	2,780,330
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
95,000	1.807	02/01/30	94,741
525,000	1.877	02/01/31	521,361
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
765,000	1.648	11/01/28	760,596
2,295,000	2.074	11/01/30	2,311,740
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831	11/01/29	244,195
Port Of Oakland RB Taxable Refunding Series R(a)
330,000	1.949	05/01/28	335,455
55,000	2.099	05/01/30	55,567
385,000	2.199	05/01/31	389,939
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302	03/01/28	546,673
San Jose Financing Authority Lease RB Taxable Refunding Series A(a)
345,000	1.812	06/01/29	344,265
195,000	1.862	06/01/30	193,443

			10,863,147

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	601,478

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
$160,000	6.630%		02/01/35	$198,372
1,595,000	7.350		07/01/35	2,024,768
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100		06/01/33	1,363,689

				3,586,829

Louisiana(a) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
60,000	0.958		06/01/26	58,645
110,000	1.409		06/01/28	106,746
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
45,000	1.008		12/01/26	43,764
105,000	1.459		12/01/28	101,682
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
50,000	1.138		02/15/26	49,345
50,000	1.648		02/15/28	49,179
60,000	1.997		02/15/30	58,916
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
105,000	1.059		09/01/26	103,978
100,000	1.543		09/01/28	98,494

				670,749

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303		08/01/28	63,487

New York – 0.4%
Metropolitan Transportation Authority Revenue Series 2010
395,000	5.989		11/15/30	498,511
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
2,670,000	5.175		11/15/49	3,644,054
Port Authority of New York & New Jersey Revenue Bonds Taxable Series Aaa
3,320,000	1.086		07/01/23	3,362,706

				7,505,271

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,690,000	6.270		02/15/50	2,390,041

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758		06/01/30	130,745

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235		07/01/29	363,035

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $23,344,011)				$27,050,613

U.S. Treasury Obligations – 32.3%
United States Treasury Bonds
$6,530,000	4.250	%(j)	05/15/39	$8,897,125
13,000,000	3.750		11/15/43	17,005,625
210,000	3.375		05/15/44	261,023
15,240,000	2.875		11/15/46	17,656,969
104,460,000	3.000		02/15/47	123,817,744
38,410,000	2.375	(j)	11/15/49	40,900,648
41,410,000	2.000		02/15/50	40,691,795
United States Treasury Notes
118,350,000	0.125		08/31/22	118,382,362
19,650,000	2.625		02/28/23	20,330,842
2,630,000	2.000		04/30/24	2,736,844
2,680,000	2.625		03/31/25	2,862,575
20,000	0.500		02/28/26	19,664
960,000	2.500		02/28/26	1,027,650
74,520,000	0.750		03/31/26	74,001,854
23,590,000	0.875		09/30/26	23,464,678
36,550,000	0.750		01/31/28	35,496,332
22,790,000	1.125		02/29/28	22,651,123
23,190,000	1.250		03/31/28	23,197,247
5,560,000	3.125		11/15/28	6,248,919
United States Treasury Strip Coupon(i)
50,580,000	0.000		02/15/38	36,338,373
94,430,000	0.000		08/15/38	66,980,779

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $700,883,732)				$682,970,171

Shares	Dividend Rate	Value

Investment Company(k) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,226,241	0.026%	$21,226,241
(Cost $21,226,241)

TOTAL INVESTMENTS – 115.1%
(Cost $2,407,907,085)		$2,435,902,634

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.1)%		(319,800,878)

NET ASSETS – 100.0%		$2,116,101,756

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $417,633,203 which represents approximately 19.7% of the Fund’s net assets as of September 30, 2021.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $10,578,487, which represents approximately 0.5% of the Fund’s net assets as of September 30, 2021.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
CDO	—Collateralized Debt Obligation
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
EURO	—Euro Offered Rate
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
SONIA	—Sterling Overnight Interbank Average Rate
STIBOR	—Stockholm Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
BNP Paribas SA	USD	11,295,896	JPY	1,237,895,265	11/17/21	$169,583
Deutsche Bank AG (London)	USD	3,163,739	EUR	2,673,312	11/24/21	63,796
State Street Bank (London)	USD	8,701,271	GBP	6,243,374	10/27/21	288,649

TOTAL						$522,028

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
BofA Securities LLC	AUD	2,009,580	USD	1,456,975	11/12/21	(3,890)
Deutsche Bank AG (London)	EUR	1,628,628	USD	1,927,404	11/24/21	(38,865)
HSBC Bank PLC	JPY	242,365,939	USD	2,213,280	11/17/21	(34,874)
State Street Bank (London)	GBP	763,517	USD	1,064,100	10/27/21	(35,300)

TOTAL						$(112,929)

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family	2.500%	10/14/51	10/14/21	$(38,000,000)	$(39,183,050)
UMBS, 30 Year, Single Family	3.500	12/13/51	12/13/21	(12,000,000)	(12,707,807)
UMBS, 30 Year, Single Family	3.500	11/10/51	11/10/21	(16,000,000)	(16,943,118)
UMBS, 30 Year, Single Family	4.000	10/14/51	10/10/19	(4,000,000)	(4,286,094)
UMBS, 30 Year, Single Family	4.000	11/10/51	11/13/18	(4,000,000)	(4,290,469)
UMBS, 30 Year, Single Family	4.000	10/21/51	10/18/18	(6,000,000)	(6,367,231)

TOTAL (Proceeds Receivable: $84,195,742)					$(83,777,769)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	1,170	12/31/21	$257,463,985	$(146,176)
10 Year U.S. Treasury Notes	555	12/21/21	73,043,203	(759,506)
10 Year German Euro-Bund	31	12/08/21	6,098,040	(10,915)
20 Year U.S. Treasury Bonds	666	12/21/21	106,039,688	(2,142,893)

Total				$(3,059,490)
Short position contracts:
Euro Buxl 30 Year Bonds	(1)	12/08/21	(235,539)	8,408
Japan 10 Year Government Bonds	(7)	12/13/21	(9,520,553)	38,971
Ultra Long U.S. Treasury Bonds	(730)	12/21/21	(139,475,625)	3,834,923
Ultra 10 Year U.S. Treasury Notes	(845)	12/21/21	(122,736,250)	1,930,545
5 Year German Euro-Bobl	(6)	12/08/21	(937,777)	5,342
5 Year U.S. Treasury Notes	(525)	12/31/21	(64,439,649)	243,547

Total				$6,061,736

TOTAL FUTURES CONTRACTS				$3,002,246

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M NZDOR(a)	1.250%(b)	09/15/22	NZD	22,440	(c)	$7,130	$828	$6,302
3M NZDOR(a)	1.250(c)	12/15/22		11,620	(c)	(2,367)	(12,831)	10,464
3M AUDOR(a)	0.190(a)	02/22/23	AUD	121,270	(c)	12,804	(1,463,162)	1,475,966
6M CDOR(b)	0.804(b)	02/28/23	CAD	176,820	(c)	(85,181)	(697,514)	612,333
6M CDOR(b)	1.100(b)	06/15/23		50,300	(c)	(1,685)	(150,908)	149,223
0.450%(b)	3M LIBOR(a)	06/15/23		$45,330	(c)	(20,074)	(2,855)	(17,219)
6M CDOR(b)	1.200(b)	09/21/23	CAD	53,690	(c)	(44,278)	20,195	(64,473)
0.500(b)	3M LIBOR(a)	09/21/23		$43,480	(c)	24,510	(20,721)	45,231

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M AUDOR(a)	0.500%(a)	02/24/24	AUD	33,630	(c)	$29,180	$83,263	$(54,083)
0.486%(a)	3M AUDOR(a)	06/29/24		11,970		(5,907)	407	(6,314)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$	38,780		(4,060)	13,034	(17,094)
6M CDOR(b)	1.560(b)	08/22/25	CAD	21,520	(c)	(102,379)	10,348	(112,727)
6M EURO(d)	(0.250)(d)	12/15/26	EUR	2,410	(c)	10,722	21,250	(10,528)
6M GBP(d)	0.500(d)	12/15/26	GBP	44,290	(c)	(836,182)	(158,710)	(677,472)
3M LIBOR(a)	1.250(b)	12/15/26	$	870	(c)	4,466	13,198	(8,732)
1.250(b)	3M LIBOR(a)	12/15/26		10,930	(c)	(56,103)	(50,233)	(5,870)
0.250(d)	3M STIBOR(a)	12/15/26	SEK	19,250	(c)	33,383	19,708	13,675
1.680(b)	6M CDOR(b)	08/22/28	CAD	15,270	(c)	219,101	(15,510)	234,611
1.240(d)	6M NIBOR(b)	10/29/30	NOK	156,910	(c)	671,058	(740,224)	1,411,282
1.000(d)	6M GBP(d)	02/10/31	GBP	11,040	(c)	47,911	(285,082)	332,993
6M EURO(b)	0.500(d)	02/12/31	EUR	15,830	(c)	63,216	(80,053)	143,269
3M STIBOR(a)	1.272(d)	05/11/31	SEK	73,110	(c)	3,228	(12,244)	15,472
2.130(d)	6M NIBOR(b)	05/11/31	NOK	68,170	(c)	(17,094)	13,076	(30,170)
6M EURO(b)	0.220(d)	07/22/31	EUR	21,250	(c)	(332,977)	(89,712)	(243,265)
6M EURO(b)	0.250(d)	09/02/31		15,760	(c)	(232,099)	(60,540)	(171,559)
6M EURO(b)	0.500(d)	09/16/31		9,720	(c)	(3,450)	(38,408)	34,958
3M NZDOR(a)	3.000(b)	09/16/31	NZD	1,930	(c)	19,675	47,569	(27,894)
2.500(b)	3M LIBOR(a)	09/17/31	$	19,020	(c)	(388,419)	(614,442)	226,023
3M SOFR(d)	1.530(d)	09/22/31		12,050	(c)	(133,172)	1,511	(134,683)
6M GBP(d)	1.000(d)	09/23/31	GBP	8,600	(c)	(50,786)	55,878	(106,664)
1.500(b)	3M LIBOR(a)	09/24/31	$	10,360	(c)	262,024	131,743	130,281
3M STIBOR(a)	0.750(d)	12/15/31	SEK	57,950	(c)	(112,898)	13,812	(126,710)
3M LIBOR(a)	1.750(b)	12/15/31	$	12,420	(c)	189,800	433,363	(243,563)
6M AUDOR(b)	2.000(b)	12/15/31	AUD	1,650	(c)	33,063	51,608	(18,545)
1.750(b)	3M LIBOR(a)	12/15/31	$	14,880	(c)	(227,393)	(367,508)	140,115
1.500(d)	3M NIBOR(b)	12/15/31	NOK	9,880	(c)	43,776	15,660	28,116
2.000(b)	6M CDOR(b)	12/15/31	CAD	12,190	(c)	13,475	(210,769)	224,244
0.000(d)	6M EURO(b)	12/15/31	EUR	10,300	(c)	221,930	101,189	120,741
0.750(d)	6M GBP(d)	12/15/31	GBP	23,750	(c)	582,722	(366,472)	949,194
0.000(d)	6M JYOR(d)	12/15/31	JPY	1,717,800	(c)	102,346	54,002	48,344
6M CHFOR(d)	0.500(d)	03/17/32	CHF	2,590	(c)	3,736	19,616	(15,880)
3M STIBOR(a)	1.000(d)	03/17/32	SEK	27,180	(c)	(48,968)	(21,596)	(27,372)
6M GBP(d)	1.000(d)	03/17/32	GBP	4,290	(c)	(30,497)	(12,346)	(18,151)
2.000(b)	6M AUDOR(b)	03/17/32	AUD	3,160	(c)	41,583	13,992	27,591
1.630(d)	3M LIBOR(d)	09/22/36	$	14,490	(c)	154,112	4,769	149,343
0.610(d)	6M EURO(b)	07/22/41	EUR	11,840	(c)	325,782	20,697	305,085
6M CDOR(b)	2.250(b)	12/15/51	CAD	14,750	(c)	(388,067)	198,894	(586,961)
2.000(b)	3M LIBOR(a)	12/15/51	$	9,800	(c)	(344,969)	(847,643)	502,674
6M CDOR(b)	2.180(b)	08/22/52	CAD	1,620	(c)	(77,952)	11,172	(89,124)

TOTAL						$(426,224)	$(4,948,701)	$4,522,477

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(d)	Payments made annually.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 8	3.000%	7.877%	Citibank NA	10/17/57	$5,050	$(652,397)	$(1,057,472)	$405,075
Markit CMBX Series 11	3.000	3.849	Citibank NA	11/18/54	3,350	(146,981)	(511,392)	364,411
Markit CMBX Series 10	3.000	5.016	Citibank NA	11/17/59	900	(79,003)	(154,395)	75,392
Markit CMBX Series 11	3.000	3.849	JPMorgan Securities, Inc.	11/18/54	1,100	(48,262)	(331,226)	282,964
Markit CMBX Series 11	3.000	3.849	MS & Co. Int. PLC	11/18/54	1,100	(48,263)	(304,063)	255,800

TOTAL						$(974,906)	$(2,358,548)	$1,383,642

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.IG Index 28	1.000%	0.219%	06/20/22	$33,100	$198,121	$164,233	$33,888
CDX.NA.IG Index 34	1.000	0.251	06/20/23	25,375	338,132	186,554	151,578
CDX.NA.IG Index 34	1.000	0.463	06/20/25	130,600	2,621,065	1,286,762	1,334,303
General Electric Co. 2.700%, 10/09/22	1.000	0.694	06/20/26	3,875	55,832	49,837	5,995
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.273	12/20/24	1,080	24,580	9,219	15,361
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.399	12/20/25	5,030	126,574	24,523	102,051
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.542	12/20/26	4,260	101,857	97,710	4,147
Nordstrom, Inc., 6.950%, 03/15/22	1.000	1.185	06/20/24	5,525	(25,961)	(14,573)	(11,388)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.268	06/20/24	2,950	60,246	27,070	33,176
Republic of Chile, 3.875%, 08/05/20	1.000	0.567	12/20/24	1,000	15,334	13,638	1,696
Republic of Chile, 3.875%, 08/05/20	1.000	0.714	12/20/25	5,120	67,255	90,460	(23,205)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.400	12/20/25	2,450	(41,633)	13,206	(54,839)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	2,160	35,925	6,954	28,971
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.643	12/20/25	3,850	60,145	49,320	10,825
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.819	12/20/26	4,410	42,202	56,594	(14,392)
Republic of Peru, 8.750%, 11/21/33	1.000	0.859	12/20/25	2,150	14,035	15,156	(1,121)
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.425	12/20/25	4,530	110,664	80,957	29,707

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold: (continued)
Russian Federation, 7.500%, 03/31/30	1.000%	0.560%	12/20/24	$750	$10,481	$1,917	$8,564
Russian Federation, 7.500%, 03/31/30	1.000	0.701	12/20/25	5,070	61,830	49,965	11,865
Russian Federation, 7.500%, 03/31/30	1.000	0.880	12/20/26	2,480	14,901	17,028	(2,127)
State of Qatar, 9.750%, 06/15/30	1.000	0.249	12/20/24	170	4,209	2,314	1,895
State of Qatar, 9.750%, 06/15/30	1.000	0.342	12/20/25	4,350	122,006	82,274	39,732
The Boeing Co., 8.750%, 08/15/21	1.000	0.765	06/20/24	1,225	8,223	14,466	(6,243)
United Mexican States, 4.150%, 03/28/27	1.000	0.793	12/20/25	6,530	58,343	(107,462)	165,805
United Mexican States, 4.150%, 03/28/27	1.000	1.013	12/20/26	3,980	(2,127)	9,674	(11,801)

TOTAL					$4,082,239	$2,227,796	$1,854,443

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	22,940,000	$22,940,000	$22,873	$64,131	$(41,258)
1Y IRS	Citibank NA	0.420	10/10/2022	25,900,000	25,900,000	21,239	56,068	(34,829)
1Y IRS	Citibank NA	0.459	10/10/2022	23,650,000	23,650,000	22,889	51,699	(28,810)
1Y IRS	Citibank NA	0.516	11/15/2022	26,330,000	26,330,000	33,984	61,829	(27,845)
6M IRS	Citibank NA	0.465	02/22/2022	23,560,000	23,560,000	9,471	29,999	(20,528)
6M IRS	Citibank NA	0.605	01/07/2022	22,940,000	22,940,000	20,543	66,470	(45,927)
6M IRS	Citibank NA	0.855	03/23/2022	22,940,000	22,940,000	94,541	104,479	(9,938)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	45,230,000	45,230,000	166,152	326,595	(160,443)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	21,480,000	21,480,000	8,839	41,037	(32,198)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	28,060,000	28,060,000	12,643	54,613	(41,970)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	14,170,000	14,170,000	72,787	126,432	(53,645)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	24,272	138,664	(114,392)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	23,970,000	23,970,000	34,361	56,449	(22,088)
3M IRS	MS & Co. Int. PLC	0.506	11/29/2021	23,110,000	23,110,000	5,378	20,568	(15,190)
3M IRS	MS & Co. Int. PLC	1.365	11/09/2021	2,770,000	2,770,000	2,812	34,456	(31,644)

				340,750,000	$340,750,000	$552,784	$1,233,489	$(680,705)

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
6M IRS	Citibank NA	$1.110	11/15/2021	4,650,000	$4,650,000	$19,734	$45,012	$(25,278)
6M IRS	UBS AG (London)	$1.195	11/18/2021	3,160,000	3,160,000	9,194	22,594	(13,400)
1Y IRS	Barclays Bank PLC	$0.427	05/26/2022	480,560,000	480,560,000	52,293	83,656	(31,363)

				488,370,000	$488,370,000	$81,221	$151,262	$(70,041)

Total purchased option contracts				829,120,000	$829,120,000	$634,005	$1,384,751	$(750,746)
Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297%	12/23/2021	(7,450,000)	(7,450,000)	(30,006)	(64,126)	34,120
1M IRS	Citibank NA	0.076	10/18/2021	(5,140,000)	(5,140,000)	(5,358)	(27,554)	22,196
1M IRS	Citibank NA	0.087	10/25/2021	(5,140,000)	(5,140,000)	(9,373)	(27,190)	17,817
1Y IRS	Citibank NA	0.379	10/10/2022	(2,670,000)	(2,670,000)	(21,670)	(56,074)	34,404
1Y IRS	Citibank NA	0.425	10/10/2022	(2,420,000)	(2,420,000)	(22,130)	(51,712)	29,582
1Y IRS	Citibank NA	0.553	11/15/2022	(2,720,000)	(2,720,000)	(37,388)	(61,826)	24,438
3M IRS	Citibank NA	0.346	11/09/2021	(1,010,000)	(1,010,000)	(235)	(15,423)	15,188
6M IRS	Citibank NA	0.849	02/22/2022	(7,440,000)	(7,440,000)	(7,753)	(30,000)	22,247
6M IRS	Citibank NA	1.124	01/07/2022	(7,440,000)	(7,440,000)	(15,873)	(66,371)	50,498
6M IRS	Citibank NA	1.406	03/23/2022	(7,450,000)	(7,450,000)	(76,035)	(104,472)	28,437
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(5,830,000)	(5,830,000)	(7)	(44,964)	44,957
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(67,850,000)	(67,850,000)	(100,669)	(272,329)	171,660
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(2,210,000)	(2,210,000)	(15,544)	(40,912)	25,368
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(2,900,000)	(2,900,000)	(22,661)	(54,696)	32,035
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(7,470,000)	(7,470,000)	(86,387)	(126,499)	40,112
3M IRS	JPMorgan Securities, Inc.	0.346	11/09/2021	(1,140,000)	(1,140,000)	(265)	(20,438)	20,173
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	(35,852)	(140,244)	104,392
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(25,670,000)	(25,670,000)	(3,722)	(94,337)	90,615
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(5,830,000)	(5,830,000)	(1,562)	(43,288)	41,726
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(5,830,000)	(5,830,000)	(7,931)	(45,474)	37,543
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(5,830,000)	(5,830,000)	(36,241)	(45,328)	9,087
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(2,480,000)	(2,480,000)	(38,091)	(56,529)	18,438
1M IRS	UBS AG (London)	0.038	10/11/2021	(5,140,000)	(5,140,000)	(1,114)	(26,519)	25,405
1M IRS	UBS AG (London)	0.187	10/29/2021	(5,140,000)	(5,140,000)	(38,442)	(31,853)	(6,589)
3M IRS	UBS AG (London)	0.378	11/29/2021	(5,230,000)	(5,230,000)	(2,236)	(21,236)	19,000

				(200,130,000)	$(200,130,000)	$(616,545)	$(1,569,394)	$952,849
Puts
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(8,470,000)	(8,470,000)	(64,278)	(86,334)	22,056
1M IRS	Citibank NA	0.076	10/18/2021	(5,140,000)	(5,140,000)	(61,354)	(27,554)	(33,800)
1M IRS	Citibank NA	0.087	10/25/2021	(5,140,000)	(5,140,000)	(60,269)	(27,189)	(33,080)
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(5,830,000)	(5,830,000)	(115,262)	(44,964)	(70,298)
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(5,830,000)	(5,830,000)	(115,051)	(43,288)	(71,763)
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(5,830,000)	(5,830,000)	(101,920)	(45,475)	(56,445)
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(5,830,000)	(5,830,000)	(51,629)	(45,329)	(6,300)
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(4,530,000)	(4,530,000)	(6,625)	(23,264)	16,639
1M IRS	UBS AG (London)	0.038	10/11/2021	(5,140,000)	(5,140,000)	(78,457)	(26,519)	(51,938)
1M IRS	UBS AG (London)	0.187	10/29/2021	(5,140,000)	(5,140,000)	(27,383)	(31,853)	4,470

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts (continued)
6M IRS	UBS AG (London)	0.145%	11/15/2021	(6,690,000)	$(6,690,000)	$(15,681)	$(46,084)	$30,403
				(63,570,000)	$(63,570,000)	$(697,909)	$(447,853)	$(250,056)

Total written option contracts				(263,700,000)	$(263,700,000)	$(1,314,454)	$(2,017,247)	$702,793

TOTAL				565,420,000	$565,420,000	$(680,449)	$(632,496)	$(47,953)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
3M IRS	—3 Month Interest Rate Swaptions
3Y IRS	—3 Year Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 28—CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – 37.5%
British Pound – 1.3%
	United Kingdom Gilt
GBP	2,980,000	3.500%		01/22/45	$5,710,372
	1,020,000	1.750		07/22/57	1,543,737
	710,000	3.500		07/22/68	1,723,077

					8,977,186

Canadian Dollar – 1.2%
	British Columbia Province of Canada
CAD	2,600,000	2.850		06/18/25	2,184,423
	2,000,000	4.950		06/18/40	2,144,465
	Ontario Province of Canada
	1,700,000	2.600		06/02/25	1,412,546
	2,300,000	4.650		06/02/41	2,376,921

					8,118,355

Chinese Yuan – 6.9%
	Agricultural Development Bank of China
CNY	12,220,000	3.740		07/12/29	1,946,866
	32,800,000	2.960		04/17/30	4,941,856
	20,890,000	3.520		05/24/31	3,283,297
	China Development Bank
	17,690,000	3.340		07/14/25	2,771,311
	33,180,000	3.300		03/03/26	5,196,449
	26,490,000	3.500		08/13/26	4,174,863
	7,420,000	4.040		04/10/27	1,197,468
	590,000	3.650		05/21/29	93,455
	10,700,000	3.450		09/20/29	1,671,780
	27,380,000	3.090		06/18/30	4,163,505
	China Government Bond
	18,480,000	3.250		06/06/26	2,928,246
	19,000,000	2.850		06/04/27	2,943,669
	12,660,000	3.280		12/03/27	2,016,845
	22,460,000	3.250		11/22/28	3,554,002
	8,400,000	3.290		05/23/29	1,335,686
	2,890,000	4.080		10/22/48	492,706
	25,690,000	3.860		07/22/49	4,223,398
	5,390,000	3.390		03/16/50	815,732

					47,751,134

Euro – 11.7%
	Federal Republic of Germany
EUR	15,060,000	1.500		05/15/23	18,076,424
	650,000	2.500		08/15/46	1,180,244
	French Republic Government Bond OAT
	3,020,000	0.500		05/25/25	3,632,548
	4,910,000	0.010		02/25/26	5,802,101
	1,700,000	4.500		04/25/41	3,393,041
	310,000	3.250		05/25/45	557,858
	210,000	2.000	(a)	05/25/48	312,393
	800,000	1.750	(a)	05/25/66	1,164,383
	Ireland Government Bond
	1,120,000	0.200		10/18/30	1,312,323
	Italy Buoni Poliennali Del Tesoro
	5,580,000	0.950		03/15/23	6,593,123
	3,290,000	0.010		04/01/26	3,797,557
	4,190,000	6.000		05/01/31	7,197,235
	1,200,000	0.950	(a)	12/01/31	1,396,011

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
	Italy Buoni Poliennali Del Tesoro – (continued)
EUR	1,750,000	2.950	%(a)	09/01/38	2,504,599
	1,000,000	2.800	(a)	03/01/67	1,364,131
	Kingdom of Belgium(a)
	960,000	4.250		03/28/41	1,853,875
	250,000	2.150		06/22/66	404,710
	Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,598,912
	Republic of Austria Government Bond(a)
	450,000	1.500		11/02/86	668,445
	280,000	2.100	(b)	09/20/17	522,168
	280,000	0.850	(c)	06/30/20	289,267
	Republic of Indonesia(a)
	650,000	2.625		06/14/23	784,597
	240,000	2.150		07/18/24	291,782
	Republic of Romania
	630,000	2.124		07/16/31	728,757
	70,000	2.000	(a)	01/28/32	78,743
	400,000	3.375	(a)	01/28/50	455,811
	Spain Government Bond(a)
	2,075,000	5.900		07/30/26	3,124,625
	3,250,000	1.500		04/30/27	4,117,195
	1,730,000	1.250		10/31/30	2,172,197
	2,940,000	0.100		04/30/31	3,314,416
	1,110,000	3.450		07/30/66	1,974,529

					80,664,000

Indonesian Rupiah – 0.2%
	Republic of Indonesia
IDR	12,964,000,000	8.750		05/15/31	1,055,236

Israeli Shekel – 0.1%
	Israel Government Bond
ILS	2,430,000	2.000		03/31/27	806,391

Japanese Yen – 12.1%
	Government of Japan
JPY	2,619,100,000	0.005		09/01/23	23,591,550
	1,573,000,000	0.400		06/20/41	14,018,279
	276,400,000	0.700		06/20/51	2,501,942
	Government of Japan
	650,450,000	0.100		09/20/24	5,881,957
	596,200,000	2.500		09/20/34	6,940,819
	367,900,000	0.400		03/20/39	3,327,578
	3,600,000	0.500		03/20/41	32,724
	9,900,000	0.700		03/20/51	89,720
	885,000,000	0.700		03/20/61	7,830,733
	Japan Treasury Discount Bill
	852,450,000	0.000		02/25/22	7,663,050
	Japanese Government CPI Linked Bond
	1,249,881,189	0.100		03/10/29	11,579,271

					83,457,623

Russian Ruble – 0.1%
	Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	357,350

Singapore Dollar – 0.2%
	Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,645,879

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
South Korean Won – 0.9%
	Inflation Linked Korea Treasury Bond
KRW	1,870,904,482	1.000%		06/10/26	$1,622,328
	Korea Treasury Bond
	2,598,070,000	1.875		06/10/29	2,146,570
	2,641,660,000	1.375		12/10/29	2,090,135

					5,859,033

Thai Baht – 0.9%
	Thailand Government Bond
THB	126,490,000	1.875		06/17/22	3,773,552
	76,900,000	2.400		12/17/23	2,363,116
	9,080,000	1.585		12/17/35	244,492

					6,381,160

United States Dollar – 1.9%
	Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	541,812
	600,000	4.125	(a)	10/11/47	709,500
	1,370,000	4.125		10/11/47	1,620,025
	Republic of Indonesia
	970,000	5.875		01/15/24	1,082,035
	200,000	4.125	(a)	01/15/25	218,537
	4,340,000	4.125		01/15/25	4,742,264
	790,000	3.850	(a)	07/18/27	873,345
	Republic of Peru(d)
	10,000	2.780		12/01/60	8,446
	100,000	3.230	(e)	07/28/21	82,988
	Republic of Qatar(a)
	950,000	5.103		04/23/48	1,258,928
	Republic of Uruguay(d)
	190,000	4.375		01/23/31	219,604
	United Mexican States(d)
	780,000	2.659		05/24/31	752,359
	811,000	3.771		05/24/61	720,168

					12,830,011

	TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $250,302,423)				$257,903,358

Corporate Obligations – 38.0%
Aerospace & Defense(d) – 1.0%
	Airbus SE
EUR	550,000	2.375%		06/09/40	$727,617
	Northrop Grumman Corp.
	$1,700,000	2.930		01/15/25	1,800,504
	1,100,000	3.250		01/15/28	1,188,429
	Raytheon Technologies Corp.
	27,000	3.650		08/16/23	28,411
	Teledyne Technologies, Inc.
	1,250,000	0.950		04/01/24	1,251,337
	The Boeing Co.
	1,075,000	5.150		05/01/30	1,262,136
	225,000	3.250		02/01/35	225,652
	225,000	3.375		06/15/46	216,655

Corporate Obligations – (continued)
Aerospace & Defense(d) – (continued)
	The Boeing Co. – (continued)
	80,000	3.625		03/01/48	78,139
	80,000	3.850		11/01/48	81,706
	80,000	5.805		05/01/50	106,933

					6,967,519

Agriculture(d) – 0.3%
	Altria Group, Inc.
EUR	200,000	3.125		06/15/31	265,573
	BAT Capital Corp.
	$50,000	3.557		08/15/27	53,868
	1,450,000	2.259		03/25/28	1,440,444

					1,759,885

Automotive – 0.8%
	General Motors Financial Co., Inc.(d)
	1,725,000	1.500		06/10/26	1,715,029
	General Motors Financial Co., Inc.(d)
	200,000	5.650		01/17/29	240,484
	Hyundai Capital America(a)(d)
	2,425,000	1.650		09/17/26	2,403,369
	Volkswagen International Finance NV(d)(f) (10 Year EUR Swap + 3.982%)
EUR	500,000	4.625		12/31/99	671,119
	Volkswagen Leasing GmbH
	600,000	1.625		08/15/25	733,514

					5,763,515

Banks – 13.6%
	ABN AMRO Bank NV(d)(f)
	(-1x 5 Year EUR Swap + 4.674%)
	500,000	4.375		12/31/99	621,889
	(1 year CMT + 0.800%)
	$1,200,000	1.542	(a)	06/16/27	1,191,456
	AIB Group PLC(d)(f)
	(-1X 1 year EUR Swap + 0.750%)
EUR	925,000	0.500		11/17/27	1,075,717
	(-1X 5 year EUR Swap + 3.300%)
	675,000	2.875		05/30/31	839,003
	(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(a)	04/10/25	1,339,662
	Australia & New Zealand Banking Group Ltd.(a)(d)(f) (5 Year CMT + 1.288%)
	750,000	2.950		07/22/30	779,610
	Banco Santander SA
	800,000	2.706		06/27/24	841,416
	1,600,000	3.490		05/28/30	1,715,984
EUR	500,000	1.625		10/22/30	599,429
	$800,000	2.749		12/03/30	794,624
	Bank of America Corp.(d)(f)
	(3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	3,098,679
	(SOFR + 2.150%)
	375,000	2.592		04/29/31	382,515
	Bank of Ireland Group PLC(d)(f)
	(-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	721,261

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Bank of Ireland Group PLC(d)(f) – (continued)
	(-1X 1 year EUR Swap + 1.650%)
EUR	975,000	1.375%		08/11/31	$1,128,826
	Barclays PLC(d)
	$900,000	3.684		01/10/23	907,875
	(3M USD LIBOR + 1.400%)
	800,000	4.610	(f)	02/15/23	812,232
	BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,546,164
	1,250,000	3.375		01/09/25	1,332,900
	(-1X 3M Euribor + 0.950%)
EUR	900,000	0.500	(d)(f)	09/01/28	1,041,306
	(3M Euribor + 1.800%)
	1,100,000	2.125	(d)(f)	01/23/27	1,373,049
	(5 Year USD Swap + 1.483%)
	$950,000	4.375	(a)(d)(f)	03/01/33	1,041,124
	(SOFR + 1.004%)
	575,000	1.323	(a)(d)(f)	01/13/27	565,863
	(SOFR + 2.074%)
	550,000	2.219	(a)(d)(f)	06/09/26	564,537
	BPCE SA(a)
	2,350,000	4.000		09/12/23	2,499,718
	(SOFR + 1.520%)
	1,000,000	1.652	(d)(f)	10/06/26	1,000,920
	CaixaBank SA
EUR	400,000	1.125		05/17/24	478,575
	(-1X 3M Euribor + 0.850%)
	900,000	0.375	(d)(f)	11/18/26	1,046,195
	(-1X 3M Euribor + 1.000%)
	900,000	0.750	(d)(f)	05/26/28	1,052,794
	Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,267,415
GBP	600,000	2.750	(d)	01/24/24	840,705
	(SOFR + 0.686%)
	$1,575,000	0.776	(d)(f)	10/30/24	1,580,701
	(SOFR + 2.842%)
	1,700,000	3.106	(d)(f)	04/08/26	1,804,941
	(SOFR + 3.914%)
	25,000	4.412	(d)(f)	03/31/31	28,857
	Citizens Bank NA(d)
	250,000	3.250		02/14/22	252,143
	Commerzbank AG
EUR	550,000	4.000		03/23/26	715,499
	Commonwealth Bank of Australia(a)(d)(f) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,058,930
	Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	683,830
	Credit Agricole SA(a)(d)(f)
	(SOFR + 0.892%)
	$1,100,000	1.247		01/26/27	1,083,841
	(SOFR + 1.676%)
	300,000	1.907		06/16/26	305,361
	Credit Suisse AG
	1,000,000	2.950		04/09/25	1,060,160

Corporate Obligations – (continued)
Banks – (continued)
	Credit Suisse Group AG(a)(d)(f)
	(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	3,056,312
	(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,607,303
	Deutsche Bank AG(d)(f)
	(-1X 3M Euribor + 2.050%)
EUR	1,600,000	1.750		11/19/30	1,952,218
	(SOFR + 1.870%)
	$275,000	2.129		11/24/26	279,441
	(SOFR + 2.159%)
	600,000	2.222		09/18/24	614,874
	Erste Group Bank AG(d)(f)
	(-1X 5Y EUAMDB + 2.100%)
EUR	600,000	1.625		09/08/31	721,427
	(5 Year EUR Swap + 6.204%)
	600,000	6.500		12/31/99	770,592
	Fifth Third Bancorp(d)
	$575,000	2.375		01/28/25	597,517
	HSBC Holdings PLC
	200,000	4.250		08/18/25	219,010
	450,000	4.950		03/31/30	535,253
	(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(d)(f)	03/11/25	2,292,975
	Intesa Sanpaolo SpA
EUR	575,000	1.350		02/24/31	667,630
	JPMorgan Chase & Co.(d)
	$3,200,000	3.625		12/01/27	3,494,720
	(3M USD LIBOR + 0.730%)
	305,000	3.559	(f)	04/23/24	319,231
	(3M USD LIBOR + 0.890%)
	300,000	3.797	(f)	07/23/24	317,142
	(SOFR + 2.515%)
	750,000	2.956	(f)	05/13/31	780,990
	Kreditanstalt fuer Wiederaufbau(g)
GBP	7,000,000	1.250		12/29/23	9,592,802
EUR	3,000,000	0.625		01/07/28	3,666,386
	Macquarie Bank Ltd.(a)(d)(f) (5 year CMT + 1.700%)
	$800,000	3.052		03/03/36	792,016
	Macquarie Group Ltd.
EUR	350,000	0.625		02/03/27	411,942
	(3M USD LIBOR + 1.372%)
	$380,000	3.763	(a)(d)(f)	11/28/28	416,168
	(SOFR + 1.069%)
	400,000	1.340	(a)(d)(f)	01/12/27	396,632
	Morgan Stanley, Inc.(d)(f) (SOFR + 1.360%)
	775,000	2.484		09/16/36	758,051
	Natwest Group PLC
	200,000	3.875		09/12/23	212,130
	(1 year CMT + 0.900%)
	700,000	1.642	(d)(f)	06/14/27	699,552
	(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(d)(f)	05/15/23	1,221,948

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Raiffeisen Bank International AG(d)(f) (-1X 5Y EUAMDB + 3.150%)
EUR	500,000	2.875%		06/18/32	$632,540
	Santander UK Group Holdings PLC(d)(f)
	(1 year CMT + 1.250%)
	$1,000,000	1.532		08/21/26	998,270
	(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,252,425
	Societe Generale SA
	EUR 1,700,000	1.750		03/22/29	2,106,645
	(-1X 3M Euribor + 1.280%)
	300,000	0.875	(d)(f)	09/22/28	353,124
	(1 year CMT + 1.100%)
	$1,500,000	1.488	(a)(d)(f)	12/14/26	1,484,445
	Standard Chartered PLC(a)(d)(f)
	(1 year CMT + 0.880%)
	325,000	1.214		03/23/25	325,598
	(1 year CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,525,231
	The Huntington National Bank(d)
	300,000	1.800		02/03/23	305,682
	The Norinchukin Bank(a)
	1,375,000	1.284		09/22/26	1,371,576
	The PNC Financial Services Group, Inc.(d)
	600,000	3.500		01/23/24	638,310
	UniCredit SpA(d)(f) (-1X 3M Euribor + 2.550%)
EUR	350,000	2.200		07/22/27	433,482
	Wells Fargo & Co.(d)(f) (SOFR + 2.000%)
	$2,450,000	2.188		04/30/26	2,529,723
	Westpac Banking Corp.(d)(f)
	(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,242,564
	(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	464,973

					93,134,556

Beverages(d) – 1.6%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	931,403
	Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,390,116
	Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,552,725
	1,500,000	4.400		11/15/25	1,679,100
	1,550,000	2.875		05/01/30	1,612,341
	Keurig Dr Pepper, Inc.
	3,250,000	4.417		05/25/25	3,611,172

					10,776,857

Biotechnology(d) – 0.2%
	Biogen, Inc.
	1,600,000	2.250		05/01/30	1,589,296

Building Materials(d) – 0.1%
	Carrier Global Corp.
	650,000	2.493%		02/15/27	678,594
	225,000	2.722		02/15/30	232,634

					911,228

Capital Goods – 0.2%
	European Union
EUR	1,100,000	0.010		07/06/26	1,299,006

Chemicals – 0.5%
	CNAC HK Finbridge Co. Ltd.
	$200,000	3.875		06/19/29	213,464
	DuPont de Nemours, Inc.(d)
	600,000	4.493		11/15/25	674,658
	International Flavors & Fragrances, Inc.(a)(d)
	450,000	1.230		10/01/25	446,341
	200,000	1.832		10/15/27	199,756
	Sasol Financing International Ltd.
	560,000	4.500		11/14/22	573,300
	Syngenta Finance NV(a)(d)
	550,000	4.441		04/24/23	575,179
	400,000	4.892		04/24/25	436,856

					3,119,554

Commercial Services – 0.2%
	DP World Crescent Ltd.
	200,000	4.848		09/26/28	227,750
	DP World Ltd.
	390,000	5.625		09/25/48	480,188
	Global Payments, Inc.(d)
	450,000	1.200		03/01/26	445,446

					1,153,384

Computers(d) – 1.2%
	Dell International LLC/EMC Corp.
	1,250,000	6.020		06/15/26	1,490,825
	1,075,000	4.900		10/01/26	1,237,733
	875,000	5.300		10/01/29	1,058,103
	75,000	6.200		07/15/30	95,981
	Hewlett Packard Enterprise Co.
	1,200,000	4.450		10/02/23	1,285,560
	300,000	4.650		10/01/24	331,326
	1,850,000	4.900		10/15/25	2,093,071
	250,000	6.350		10/15/45	336,735

					7,929,334

Diversified Financial Services – 1.0%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	282,000	3.500	(d)	05/26/22	286,718
	2,149,000	4.625		07/01/22	2,213,900
	AIG Global Funding(a)
	224,000	2.300		07/01/22	227,555
	Air Lease Corp.(d)
	1,150,000	3.250		03/01/25	1,213,652
	575,000	2.875		01/15/26	599,909
	American Express Co.(d)
	255,000	2.500		07/30/24	267,997

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
	Aviation Capital Group LLC(a)(d)
	$400,000	1.950%		01/30/26	$398,752
	Avolon Holdings Funding Ltd.(a)(d)
	400,000	3.950		07/01/24	424,500
	Capital One Financial Corp.(d)
	505,000	3.300		10/30/24	541,673
	Nomura Holdings, Inc.
	400,000	2.608		07/14/31	398,172

					6,572,828

Electrical – 1.1%
	Ameren Corp.(d)
	150,000	2.500		09/15/24	156,741
	CMS Energy Corp.(d)(f) (5 year CMT + 2.900%)
	550,000	3.750		12/01/50	554,428
	DTE Energy Co.
	498,000	2.250		11/01/22	507,900
	Electricite de France SA(a)(d)
	1,450,000	4.500		09/21/28	1,669,747
	Enel Finance International NV(a)(d)
	675,000	2.875		07/12/41	655,405
	Enel SpA(d)(f) (-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		12/31/99	1,460,473
	NextEra Energy Capital Holdings, Inc.(d)
	525,000	1.900		06/15/28	526,470
	Pacific Gas & Electric Co.(d)
	625,000	3.000		06/15/28	630,406
	Pacific Gas & Electric Co.(d)
	250,000	2.500		02/01/31	237,808
	100,000	3.300		08/01/40	92,284
	200,000	3.500		08/01/50	181,758
	Sempra Energy(d)
	700,000	3.400		02/01/28	757,876

					7,431,296

Engineering & Construction(d) – 0.5%
	Heathrow Funding Ltd.
EUR	575,000	1.125		10/08/30	662,847
	Mexico City Airport Trust
	$540,000	3.875	(a)	04/30/28	557,482
	200,000	5.500	(a)	10/31/46	202,913
	430,000	5.500	(a)	07/31/47	436,988
	200,000	5.500		07/31/47	203,250
	Technip Energies NV
	EUR 1,025,000	1.125		05/28/28	1,219,105

					3,282,585

Gas(d) – 0.3%
	NiSource, Inc.
	$1,025,000	3.600		05/01/30	1,124,897
	ONE Gas, Inc.
	1,225,000	1.100		03/11/24	1,225,024

					2,349,921

Healthcare Providers & Services(d) – 0.5%
	Becton Dickinson Euro Finance Sarl
EUR	325,000	0.334		08/13/28	372,594

	DENTSPLY SIRONA, Inc.
	$775,000	3.250		06/01/30	825,336
	Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	469,164
	Smith & Nephew PLC
	1,825,000	2.032		10/14/30	1,778,919

					3,446,013

Insurance – 1.6%
	Ageas SA(d)(f) (-1X 3M Euribor + 3.100%)
EUR	800,000	1.875		11/24/51	936,725
	Allianz SE(d)(f)
	(-1X 5 year EUR Swap + 2.770%)
	800,000	2.625		12/31/99	932,472
	(5 year CMT + 2.165%)
	$800,000	3.200	(a)	12/31/99	775,064
	American International Group, Inc.
	150,000	4.125		02/15/24	161,949
	2,150,000	3.900	(d)	04/01/26	2,382,157
	Aviva PLC(d)(f) (5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	727,226
	AXA SA(d)(f) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	729,567
	CNP Assurances(d)
	1,000,000	0.375		03/08/28	1,135,137
	Helvetia Europe SA(d)(f) (-1X 5 year EUR Swap + 3.950%)
	550,000	2.750		09/30/41	693,806
	La Mondiale SAM(d)
	600,000	0.750		04/20/26	704,059
	600,000	2.125		06/23/31	730,754
	Legal & General Group PLC(d)(f) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750		11/26/49	716,696
	M&G PLC(d)(f) (5 year UK Government Bond + 3.724%)
	100,000	6.340		12/19/63	173,278

					10,798,890

Internet(d) – 0.3%
	Expedia Group, Inc.
	$1,150,000	3.250		02/15/30	1,189,870
	Prosus NV(a)
	210,000	3.680		01/21/30	216,996
	200,000	4.027		08/03/50	186,500
	200,000	3.832		02/08/51	180,815
	Tencent Holdings Ltd.
	200,000	3.595		01/19/28	213,696

					1,987,877

Investment Companies – 0.5%
	Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	360,750
	200,000	4.625		06/03/26	191,000
	JAB Holdings B.V.
EUR	2,700,000	1.000		12/20/27	3,198,540

					3,750,290

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(d) – 0.2%
	Steel Dynamics, Inc.
	$1,275,000	1.650%		10/15/27	$1,261,511

Lodging(d) – 0.2%
	Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,703,100

Machinery-Diversified(d) – 0.1%
	Otis Worldwide Corp.
	900,000	2.565		02/15/30	923,805

Media(d) – 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
	900,000	4.500		02/01/24	973,503
	3,400,000	4.908		07/23/25	3,821,940
	650,000	4.800		03/01/50	732,180
	Comcast Corp.
	1,000,000	3.700		04/15/24	1,075,410
	750,000	3.950		10/15/25	832,252

					7,435,285

Mining(a) – 0.5%
	Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,479,520
	650,000	4.125	(d)	03/12/24	695,832
	575,000	1.625	(d)	04/27/26	572,487
	775,000	4.875	(d)	03/12/29	892,939

					3,640,778

Miscellaneous Manufacturing – 0.1%
	General Electric Co.
	300,000	6.750		03/15/32	411,600

Multi-National – 1.1%
	European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,223,450
	770,000	1.000		11/14/42	986,278
	FMS Wertmanagement(g)
GBP	1,100,000	1.375		03/07/25	1,516,378
	The African Export-Import Bank(a)(d)
	$390,000	2.634		05/17/26	398,662
	360,000	3.798		05/17/31	373,316

					7,498,084

Oil Field Services – 1.4%
	BP Capital Markets America, Inc.(d)
	700,000	3.790		02/06/24	749,245
	BP Capital Markets PLC
	250,000	3.814		02/10/24	268,357
	(-1X 5 year EUR Swap + 3.880%)
EUR	400,000	3.250	(d)(f)	12/31/99	494,625
	(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625	(d)(f)	12/31/99	501,848
	Devon Energy Corp.(d)
	$100,000	5.850		12/15/25	115,719
	Gazprom PJSC Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	345,224
	210,000	5.150		02/11/26	233,861

	Gazprom PJSC Via Gaz Capital SA – (continued)
	240,000	8.625	%(h)	04/28/34	353,670
	310,000	7.288		08/16/37	429,505
	Gazprom PJSC Via Gaz Finance PLC(a)
	400,000	3.250		02/25/30	397,825
	Lukoil Securities B.V.
	1,330,000	3.875		05/06/30	1,396,500
	Occidental Petroleum Corp.
	300,000	5.550	(d)	03/15/26	333,000
	250,000	6.450		09/15/36	314,375
	Pertamina Persero PT
	200,000	6.500		05/27/41	258,350
	Pioneer Natural Resources Co.(d)
	150,000	1.125		01/15/26	148,166
	Qatar Petroleum(a)(d)
	820,000	3.300		07/12/51	825,473
	Suncor Energy, Inc.(d)
	900,000	3.100		05/15/25	957,726
	Wintershall Dea Finance B.V.(d)
EUR	1,300,000	1.332		09/25/28	1,560,051

					9,683,520

Pharmaceuticals – 1.2%
	AbbVie, Inc.
	$620,000	2.300		11/21/22	633,256
	300,000	3.750	(d)	11/14/23	319,521
	1,350,000	2.600	(d)	11/21/24	1,419,079
	Bayer US Finance II LLC(a)(d)
	750,000	3.875		12/15/23	797,797
	1,000,000	4.250		12/15/25	1,104,680
	Becton Dickinson & Co.(d)
	1,484,000	3.363		06/06/24	1,577,537
	1,000,000	3.700		06/06/27	1,105,590
	CVS Health Corp.(d)
	123,000	3.700		03/09/23	128,446
	300,000	2.625		08/15/24	315,204
	Upjohn Finance B.V.(d)
EUR	500,000	1.908		06/23/32	614,470

					8,015,580

Pipelines – 1.0%
	Abu Dhabi Crude Oil Pipeline LLC(a)
	$1,260,000	4.600		11/02/47	1,486,800
	Energy Transfer LP(d)
	250,000	5.250		04/15/29	292,872
	Energy Transfer LP(d)
	250,000	5.300		04/01/44	290,508
	Enterprise Products Operating LLC(d)
	500,000	3.750		02/15/25	542,220
	Galaxy Pipeline Assets Bidco, Ltd.(a)
	200,000	2.625		03/31/36	196,500
	620,000	2.940		09/30/40	618,053
	MPLX LP(d)
	250,000	4.500		04/15/38	279,578
	150,000	5.500		02/15/49	190,293
	Sabine Pass Liquefaction LLC(d)
	1,500,000	5.625		03/01/25	1,702,200

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
	The Williams Cos., Inc.(d)
	$550,000	3.600%		03/15/22	$554,972
	450,000	3.900		01/15/25	486,144

					6,640,140

Real Estate(d) – 0.4%
	Country Garden Holdings Co. Ltd.
	310,000	3.300		01/12/31	282,546
	Logicor Financing S.a.r.l.
EUR	600,000	2.250		05/13/25	742,465
	550,000	3.250		11/13/28	736,772
	SBB Treasury Oyj
	950,000	0.750		12/14/28	1,085,444

					2,847,227

Real Estate Investment Trust(d) – 0.9%
	American Homes 4 Rent LP
	$125,000	2.375		07/15/31	123,868
	National Retail Properties, Inc.
	375,000	3.900		06/15/24	402,356
	Simon Property Group LP
	576,000	2.750		06/01/23	594,783
	Spirit Realty LP
	300,000	2.100		03/15/28	297,249
	VEREIT Operating Partnership LP
	900,000	4.625		11/01/25	1,012,023
	200,000	3.400		01/15/28	216,120
	300,000	2.850		12/15/32	311,586
	WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750		09/17/24	425,468
	WP Carey, Inc.
	240,000	4.600		04/01/24	260,304
	170,000	4.000		02/01/25	184,581
	WPC Eurobond B.V.
EUR	1,775,000	1.350		04/15/28	2,128,342
	WPC Eurobond BV
	300,000	0.950		06/01/30	342,928

					6,299,608

Retailing(d) – 0.2%
	AutoNation, Inc.
	$200,000	1.950		08/01/28	197,158
	CK Hutchison International 20 Ltd.(a)
	200,000	2.500		05/08/30	202,778
	200,000	2.500		04/15/31	201,598
	Dollar Tree, Inc.
	650,000	4.000		05/15/25	710,625

					1,312,159

Savings & Loans(a)(d)(f) – 0.1%
	Nationwide Building Society
	(3M USD LIBOR + 1.181%)
	200,000	3.622		04/26/23	203,538
	(3M USD LIBOR + 1.855%)
	500,000	3.960		07/18/30	555,855

					759,393

Semiconductors – 0.5%
	Broadcom, Inc.
	175,000	3.469	%(a)(d)	04/15/34	180,967
	3,193,000	3.137		11/15/35	3,167,584
	TSMC Global Ltd.(a)(d)
	200,000	2.250		04/23/31	199,016

					3,547,567

Software(d) – 0.4%
	Fidelity National Information Services, Inc.
EUR	400,000	0.750		05/21/23	470,225
	550,000	0.625		12/03/25	650,796
	Fiserv, Inc.
	$650,000	3.200		07/01/26	701,916
	VMware, Inc.
	250,000	1.800		08/15/28	246,285
	725,000	2.200		08/15/31	709,739

					2,778,961

Sovereign – 0.6%
	European Financial Stability Facility(g)
EUR	1,170,000	0.875		04/10/35	1,455,261
	European Union
	1,540,000	0.010		04/22/31	1,784,555
	820,000	0.200		06/04/36	930,603

					4,170,419

Telecommunication Services – 2.2%
	AT&T, Inc.(d)
	$250,000	3.000		06/30/22	253,760
	1,879,000	2.550		12/01/33	1,848,861
EUR	600,000	1.800		09/14/39	707,270
	$100,000	4.350		06/15/45	112,878
	100,000	4.850		07/15/45	120,749
	550,000	5.450		03/01/47	717,640
	600,000	3.650		06/01/51	611,226
	Deutsche Telekom International Finance B.V.(a)(d)
	500,000	2.485		09/19/23	517,335
	T-Mobile USA, Inc.(d)
	500,000	3.500		04/15/25	538,255
	900,000	3.750		04/15/27	991,584
	900,000	3.875		04/15/30	994,320
	1,675,000	2.550		02/15/31	1,681,985
	Telefonica Emisiones SA(d)
EUR	500,000	1.788		03/12/29	636,733
	Verizon Communications, Inc.
	$3,084,000	4.329		09/21/28	3,547,679
	1,000,000	2.550	(d)	03/21/31	1,014,510
	Vodafone Group PLC
	1,000,000	4.375		05/30/28	1,148,720

					15,443,505

Trading Companies & Distributors(d) – 0.3%
	Blackstone Property Partners Europe Holdings Sarl
EUR	450,000	2.200		07/24/25	556,067
	301,000	1.250		04/26/27	356,575
EUR	575,000	1.000		05/04/28	662,348
	600,000	1.750		03/12/29	721,594

					2,296,584

	TOTAL CORPORATE OBLIGATIONS
	(Cost $250,693,442)				$260,692,660

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(f) – 6.5%
Collateralized Loan Obligations(a) – 4.5%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$2,100,000	1.426%	01/15/33	$2,103,005
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
2,100,000	1.346	04/15/33	2,103,545
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
1,338,719	0.979	01/27/28	1,338,776
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
5,300,000	1.366	04/15/33	5,314,156
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,284,755	0.876	04/15/29	5,284,945
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
1,400,000	1.456	01/15/33	1,400,721
Mill City Mortgage Loan Trust Series 2017-2, Class A3
320,529	2.989	07/25/59	330,982
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	1.493	04/14/33	1,801,899
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
1,400,000	4.226	04/15/32	1,396,574
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,543,000	1.016	04/15/29	3,543,364
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	4.284	04/20/32	903,820
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	1.406	04/15/33	3,477,641
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	1.186	04/15/31	2,100,269

			31,099,697

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
28,353	7.000	09/25/37	28,569

Other(a) – 0.2%
Ozlm Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	3.516	07/15/34	1,674,932

Student Loans – 1.8%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
2,850,325	1.286	12/27/66	2,893,013
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
512,874	1.086	12/25/56	516,723

Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
1,883,128	1.179	05/25/34	1,891,100
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
230,225	1.079	02/25/42	229,798
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,470,620	1.136	12/27/66	4,540,350
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
154,987	0.936	02/25/48	156,199
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
1,815,580	1.236	09/25/65	1,849,786

			12,076,969

TOTAL ASSET-BACKED SECURITIES
(Cost $44,614,593)			$44,880,167

Mortgage-Backed Obligations – 14.9%
Collateralized Mortgage Obligations – 1.4%
Interest Only(i) – 0.7%
FHLMC REMIC Series 3852, Class SW(f) (-1x 1M USD LIBOR + 6.000%)
$181,606	5.916%	05/15/41	$27,403
FHLMC REMIC Series 4314, Class SE(f) (-1x 1M USD LIBOR + 6.050%)
180,954	5.966	03/15/44	27,218
FHLMC REMIC Series 4320, Class SD(f) (-1x 1M USD LIBOR + 6.100%)
4,126	6.016	07/15/39	749
FHLMC REMIC Series 4583, Class ST(f) (-1x 1M USD LIBOR + 6.000%)
629,167	5.916	05/15/46	108,946
FHLMC REMIC Series 4980, Class KI
1,033,822	4.500	06/25/50	154,148
FHLMC REMIC Series 4991, Class IE
762,028	5.000	07/25/50	104,751
FHLMC REMIC Series 4998, Class GI
1,317,454	4.000	08/25/50	208,520
FHLMC REMIC Series 5002, Class SJ(f) (-1x 1M USD LIBOR + 6.100%)
1,487,628	6.014	07/25/50	284,746
FHLMC REMIC Series 5009, Class DI
1,143,527	2.000	09/25/50	124,428
FHLMC REMIC Series 5012, Class DI
250,635	4.000	09/25/50	39,511
FHLMC REMIC Series 5020, Class IH
1,238,047	3.000	08/25/50	159,806
FHLMC STRIPS Series 304, Class C45
5,872	3.000	12/15/27	324
FNMA REMIC Series 2011-124, Class SC(f) (-1x 1M USD LIBOR + 6.550%)
182,067	6.464	12/25/41	31,506

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
FNMA REMIC Series 2012-5, Class SA(f) (-1x 1M USD LIBOR + 5.950%)
$261,251	5.864%	02/25/42	$40,846
FNMA REMIC Series 2014-6, Class SA(f) (-1x 1M USD LIBOR + 6.600%)
234,411	6.514	02/25/44	42,156
FNMA REMIC Series 2017-31, Class SG(f) (-1x 1M USD LIBOR + 6.100%)
496,462	6.014	05/25/47	93,832
FNMA REMIC Series 2017-86, Class SB(f) (-1x 1M USD LIBOR + 6.150%)
361,752	6.064	11/25/47	65,759
FNMA REMIC Series 2018-17, Class CS(f) (-1x 1M USD LIBOR + 3.450%)
1,291,336	2.500	03/25/48	78,513
FNMA REMIC Series 2020-60, Class KI
1,184,457	2.000	09/25/50	126,445
FNMA REMIC Series 2020-60, Class NI
232,766	4.000	09/25/50	36,694
GNMA REMIC Series 2020-61, Class SW(f) (-1X 1M USD LIBOR + 6.050%)
796,774	5.963	08/20/49	114,384
GNMA REMIC Series 2010-20, Class SE(f) (-1x 1M USD LIBOR + 6.250%)
350,264	6.163	02/20/40	64,004
GNMA REMIC Series 2013-124, Class CS(f) (-1x 1M USD LIBOR + 6.050%)
356,086	5.963	08/20/43	71,374
GNMA REMIC Series 2013-152, Class TS(f) (-1x 1M USD LIBOR + 6.100%)
125,415	6.013	06/20/43	23,405
GNMA REMIC Series 2014-117, Class SJ(f) (-1x 1M USD LIBOR + 5.600%)
1,000,218	5.513	08/20/44	177,931
GNMA REMIC Series 2014-132, Class SL(f) (-1x 1M USD LIBOR + 6.100%)
253,790	6.013	10/20/43	27,514
GNMA REMIC Series 2015-111, Class IM
381,665	4.000	08/20/45	45,959
GNMA REMIC Series 2015-123, Class SP(f) (-1x 1M USD LIBOR + 6.250%)
224,986	6.163	09/20/45	42,979
GNMA REMIC Series 2015-129, Class IC
149,699	4.500	09/16/45	23,482
GNMA REMIC Series 2015-167, Class AS(f) (-1x 1M USD LIBOR + 6.250%)
139,189	6.163	11/20/45	23,887
GNMA REMIC Series 2016-1, Class ST(f) (-1x 1M USD LIBOR + 6.200%)
171,129	6.113	01/20/46	28,844
GNMA REMIC Series 2016-138, Class GI
402,520	4.000	10/20/46	55,019
GNMA REMIC Series 2016-27, Class IA
199,086	4.000	06/20/45	18,643
GNMA REMIC Series 2018-105, Class SC(f) (-1x 1M USD LIBOR + 6.200%)
214,703	6.113	08/20/48	30,702

GNMA REMIC Series 2018-122, Class SE(f) (-1x 1M USD LIBOR + 6.200%)
490,645	6.113	09/20/48	76,046
GNMA REMIC Series 2018-137, Class SN(f) (-1x 1M USD LIBOR + 6.150%)
555,520	6.063	10/20/48	85,311
GNMA REMIC Series 2018-139, Class SQ(f) (-1x 1M USD LIBOR + 6.150%)
304,151	6.063	10/20/48	42,632
GNMA REMIC Series 2018-147, Class SA(f) (-1x 1M USD LIBOR + 6.200%)
483,339	6.113	10/20/48	78,683
GNMA REMIC Series 2018-72, Class IB
19,038	4.000	04/20/46	2,626
GNMA REMIC Series 2019-1, Class SN(f) (-1x 1M USD LIBOR + 6.050%)
243,803	5.963	01/20/49	34,541
GNMA REMIC Series 2019-110, Class PS(f) (-1X 1M USD LIBOR + 6.050%)
1,554,481	5.963	09/20/49	279,033
GNMA REMIC Series 2019-110, Class SD(f) (-1x 1M USD LIBOR + 6.100%)
676,721	6.013	09/20/49	97,860
GNMA REMIC Series 2019-110, Class SE(f) (-1x 1M USD LIBOR + 6.100%)
653,805	6.013	09/20/49	88,137
GNMA REMIC Series 2019-128, Class IO
457,966	4.000	10/20/49	59,570
GNMA REMIC Series 2019-129, Class AI
36,863	3.500	10/20/49	4,698
GNMA REMIC Series 2019-151, Class IA
2,295,910	3.500	12/20/49	281,574
GNMA REMIC Series 2019-151, Class NI
953,496	3.500	10/20/49	94,788
GNMA REMIC Series 2019-153, Class EI
1,198,049	4.000	12/20/49	169,093
GNMA REMIC Series 2019-153, Class SC(f) (-1X 1M USD LIBOR + 6.050%)
250,755	5.963	12/20/49	39,076
GNMA REMIC Series 2019-20, Class SF(f) (-1x 1M USD LIBOR + 3.790%)
661,657	3.703	02/20/49	51,553
GNMA REMIC Series 2019-4, Class SJ(f) (-1x 1M USD LIBOR + 6.050%)
623,966	5.963	01/20/49	96,671
GNMA REMIC Series 2019-69, Class S(f) (-1x 1M USD LIBOR + 3.270%)
774,183	3.183	06/20/49	51,112
GNMA REMIC Series 2019-78, Class SE(f) (-1x 1M USD LIBOR + 6.100%)
175,345	6.013	06/20/49	24,999
GNMA REMIC Series 2019-97, Class SC(f) (-1x 1M USD LIBOR + 6.100%)
488,596	6.013	08/20/49	74,107
GNMA REMIC Series 2020-11, Class SN(f) (-1x 1M USD LIBOR + 6.050%)
1,068,958	5.963	01/20/50	176,255

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
	GNMA REMIC Series 2020-146, Class KI
	$1,677,102	2.500%	10/20/50	$170,126
	GNMA REMIC Series 2020-173, Class AI
	456,113	2.500	11/20/50	22,654
	GNMA REMIC Series 2020-55, Class AS(f) (-1x 1M USD LIBOR + 6.050%)
	656,201	5.963	04/20/50	116,637
	GNMA REMIC Series 2020-55, Class IO
	1,431,144	3.500	04/20/50	188,289
	GNMA REMIC Series 2020-78, Class DI
	1,008,654	4.000	06/20/50	113,044
	GNMA REMIC Series 2020-78, Class SD(f) (-1x 1M USD LIBOR + 6.150%)
	263,081	6.063	06/20/50	43,256

				5,066,799

Sequential Fixed Rate – 0.1%
	FNMA REMIC Series 2011-52, Class GB
	245,567	5.000	06/25/41	274,840
	FNMA REMIC Series 2011-99, Class DB
	227,473	5.000	10/25/41	254,116
	FNMA REMIC Series 2012-111, Class B
	28,439	7.000	10/25/42	33,431
	FNMA REMIC Series 2012-153, Class B
	118,267	7.000	07/25/42	141,694

				704,081

Sequential Floating Rate(f) – 0.6%
	Bellemeade Re Ltd. Series 2021-2A, Class M1B(a) (SOFR30A + 1.500%)
	365,000	1.550	06/25/31	365,638
	Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
	52,075	1.592	09/25/35	50,028
	Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1(1M USD LIBOR + 0.420%)
	174,383	0.507	03/20/46	144,711
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	336	2.698	04/20/35	335
	FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(a) (SOFR30A + 1.650%)
	230,000	1.700	01/25/34	231,585
	FHLMC Structured Agency Credit Risk Debt Notes Series 2016- DNA4, Class M3 (1M USD LIBOR + 3.800%)
	621,056	3.886	03/25/29	642,351
	FHLMC Structured Agency Credit Risk Debt Notes Series 2017- DNA2, Class M2 (1M USD LIBOR + 3.450%)
	675,000	3.536	10/25/29	699,297
	Harben Finance PLC Series 2017-1X, Class A(3M GBP LIBOR + 0.800%)
GBP	660,431	0.868	08/20/56	891,010
	Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$239,261	3.041	08/19/36	232,383
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	397,827	0.921	11/15/49	537,032

	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$398,763	1.092	01/25/46	370,048
	Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	45,345	0.884	11/20/34	44,142

				4,208,560

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$9,979,440

Commercial Mortgage-Backed Securities – 1.2%
	BANK Series 2017-BNK4, Class C(f)
	$900,000	4.372%	05/15/50	$975,372
	BANK Series 2018-BK15, Class D(a)
	290,000	3.000	11/15/61	250,257
	BANK Series 2018-BNK14, Class D(a)
	350,000	3.000	09/15/60	314,125
	BANK Series 2019-BNK19, Class D(a)
	200,000	3.000	08/15/61	183,470
	Benchmark Mortgage Trust Series 2018-B6, Class D(a)(f)
	400,000	3.261	10/10/51	365,188
	Benchmark Mortgage Trust Series 2019-B13, Class D(a)
	450,000	2.500	08/15/57	389,814
	Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(a)
	200,000	3.250	04/14/50	168,383
	Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(a)
	400,000	3.000	09/15/50	359,139
	DOLP Trust Series 2021-NYC, Class A(a)
	1,500,000	2.956	05/10/41	1,584,825
	JPMBD Commercial Mortgage Series 2017-C7, Class D(a)
	250,000	3.000	10/15/50	232,525
	Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D(a)(f)
	250,000	3.338	12/15/49	235,968
	Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(a)
	500,000	3.000	07/15/50	455,406
	Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(f)
	1,300,000	3.514	10/15/52	1,397,472
	Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
	1,100,000	2.626	04/15/54	1,144,366

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$8,056,310

Federal Agencies – 12.3%
FHLMC – 0.0%
	$1,959	5.000%	01/01/33	$2,214
	193	5.000	06/01/33	218
	2,623	5.000	07/01/33	2,966
	3,335	5.000	08/01/33	3,773
	573	5.000	10/01/33	648
	2,108	5.000	11/01/33	2,384
	788	5.000	12/01/33	892
	2,420	5.000	02/01/34	2,740

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
	$929	5.000%	03/01/34		$1,058
	2,100	5.000	04/01/34		2,392
	2,829	5.000	05/01/34		3,200
	43,417	5.000	06/01/34		49,143
	819	5.000	11/01/34		933
	10,763	5.000	04/01/35		12,173
	281	5.000	11/01/35		318
	6,773	5.000	02/01/37		7,642
	11,789	5.000	01/01/40		13,299
	7,845	4.000	06/01/40		8,627
	57,303	4.000	02/01/41		63,014
	4,530	4.000	11/01/41		4,966

					182,600

GNMA – 6.4%
	258,350	4.000	11/20/44		281,937
	23,998	4.000	05/20/45		26,151
	567,522	4.000	07/20/45		618,451
	399,290	4.000	01/20/46		433,500
	169,942	4.500	02/20/48		182,939
	52,758	4.500	03/20/48		56,722
	191,684	4.500	04/20/48		205,774
	437,012	4.500	05/20/48		468,317
	599,625	4.500	08/20/48		641,781
	378,249	5.000	08/20/48		408,997
	2,832,014	4.500	09/20/48		3,030,011
	421,165	5.000	09/20/48		455,269
	424,157	5.000	10/20/48		458,338
	1,772,648	5.000	11/20/48		1,915,223
	719,126	5.000	12/20/48		776,740
	2,247,176	4.500	01/20/49		2,403,232
	1,264,238	5.000	01/20/49		1,365,328
	856,673	4.000	02/20/49		911,397
	611,913	4.500	02/20/49		654,408
	815,066	4.000	03/20/49		865,859
	446,552	4.500	03/20/49		477,633
	667,648	5.000	03/20/49		720,826
	1,043,322	4.000	05/20/49		1,107,687
	994,718	4.500	10/20/49		1,062,792
	378,262	4.500	12/20/49		403,663
	8,967,287	2.500	08/20/51		9,264,848
	9,000,000	2.500	TBA-30yr	(j)	9,290,866
	5,000,000	3.000	TBA-30yr	(j)	5,224,472

					43,713,161

UMBS – 2.7%
	809,907	4.500	10/01/50		874,860
	200,196	4.500	07/01/36		223,327
	17,612	4.500	12/01/36		19,646
	8,293	4.500	05/01/38		9,270
	16,073	4.500	05/01/39		17,774
	10,038	4.500	06/01/39		11,108
	5,748	4.500	08/01/39		6,361
	7,535	4.500	09/01/39		8,415
	11,377	4.500	10/01/39		12,706
	4,939	4.500	03/01/40		5,515
	69,514	4.500	04/01/40		77,581

	6,675	4.500	12/01/40		7,450
	58,726	4.500	01/01/41		65,542
	19,459	4.500	04/01/41		21,707
	36,061	4.500	06/01/41		40,228
	25,724	4.500	07/01/41		28,696
	42,580	4.500	08/01/41		47,505
	124,096	4.500	09/01/41		138,435
	78,812	4.500	10/01/41		87,919
	82,840	4.500	11/01/41		92,412
	59,953	4.500	12/01/41		66,880
	57,315	4.500	01/01/42		63,600
	6,591	4.500	03/01/42		7,369
	23,207	4.500	04/01/42		25,886
	69,648	3.000	12/01/42		75,275
	168,672	3.000	01/01/43		182,381
	223,676	3.000	04/01/43		241,856
	322,301	4.500	06/01/45		358,461
	1,486,608	4.500	11/01/47		1,639,162
	3,936,943	4.000	01/01/48		4,296,292
	428,337	4.500	09/01/48		474,869
	318,923	5.000	11/01/48		360,900
	3,415,480	3.000	12/01/50		3,637,039
	4,985,938	2.500	12/01/51		5,183,403

					18,409,830

UMBS, 30 Year, Single Family(j) – 3.2%
	21,000,000	2.000	TBA-30yr		21,042,797
	1,000,000	2.500	TBA-30yr		1,031,133

					22,073,930

	TOTAL FEDERAL AGENCIES				$84,379,521

	TOTAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $101,385,965)				$102,415,271

Agency Debenture – 0.3%
	FHLMC
	$1,160,000	6.750%	03/15/31		$1,683,357
	(Cost $1,417,166)

Structured Note(a)(f) – 0.1%
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	9,474,000,000	7.500%	06/17/35		$698,186
	(Cost $667,089)

U.S. Treasury Obligation – 3.2%
	United States Treasury Notes
	$21,690,000	0.125%	12/31/22		$21,686,611
	(Cost $21,688,550)

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,783,562	0.026%	$5,783,562
(Cost $5,783,562)

TOTAL INVESTMENTS – 101.3%
(Cost $676,552,790)		$695,743,172

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(8,816,599)

NET ASSETS – 100.0%		$686,926,573

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Actual maturity date is September 20, 2117.

(c)	Actual maturity date is June 30, 2120.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Actual maturity date is July 28, 2121.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(g)	Guaranteed by a foreign government until maturity.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $36,589,268 which represents approximately 5.3% of the Fund’s net assets as of September 30, 2021.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
USD	—U.S. Dollar

Investment Abbreviations:
BP	—British Pound Offered Rate
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMAC	—General Motors Acceptance Corporation
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	AUD	775,474	NZD	810,350	12/15/21	$1,761
	AUD	848,357	USD	611,142	12/15/21	2,413
	CAD	3,604,084	EUR	2,421,083	12/15/21	36,377
	CAD	328,578	USD	258,173	12/15/21	1,245
	CHF	437,553	EUR	402,061	12/15/21	3,950

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc. (continued)	CNH	40,054,593	USD	6,160,949	12/15/21	$13,407
	EUR	403,154	HUF	143,417,997	12/15/21	6,750
	EUR	403,499	PLN	1,859,465	12/15/21	757
	EUR	809,542	SEK	8,210,857	12/15/21	635
	GBP	404,941	EUR	469,497	10/14/21	1,634
	IDR	13,539,366,644	USD	929,838	11/16/21	10,574
	KRW	7,211,706,000	USD	6,086,341	10/01/21	4,310
	NOK	20,598,432	EUR	2,004,496	12/15/21	29,058
	RUB	22,748,320	USD	308,535	10/01/21	3,933
	RUB	196,191,652	USD	2,622,883	11/15/21	53,068
	RUB	103,771,500	USD	1,410,776	11/17/21	4,097
	SEK	2,484,437	USD	282,763	12/15/21	1,253
	USD	923,715	AUD	1,257,662	12/15/21	14,140
	USD	473,305	BRL	2,517,663	10/04/21	11,352
	USD	8,105,626	CAD	10,234,844	11/12/21	25,552
	USD	5,576,569	CAD	7,046,169	12/15/21	13,502
	USD	6,360,022	CHF	5,840,494	12/15/21	80,430
	USD	1,616,905	CLP	1,280,841,682	11/12/21	43,699
	USD	2,665,803	EUR	2,249,936	10/07/21	59,213
	USD	2,188,851	EUR	1,848,379	10/12/21	47,267
	USD	2,136,838	EUR	1,807,509	10/13/21	42,568
	USD	2,378,439	EUR	2,006,783	10/18/21	53,061
	USD	150,648,157	EUR	127,315,291	11/24/21	3,014,715
	USD	15,099,587	EUR	12,768,703	12/15/21	284,467
	USD	2,329,109	GBP	1,684,099	10/18/21	59,904
	USD	16,220,291	GBP	11,638,453	10/27/21	538,080
	USD	8,968,371	GBP	6,508,999	12/15/21	196,839
	USD	1,071,842	IDR	15,365,466,294	11/16/21	4,594
	USD	2,236,989	IDR	32,135,465,310	12/17/21	13,008
	USD	777,372	ILS	2,490,239	12/15/21	4,378
	USD	1,899,036	INR	140,882,078	12/07/21	15,864
	USD	76,804,816	JPY	8,419,888,308	11/17/21	1,126,103
	USD	7,756,324	JPY	852,969,142	11/29/21	89,096
	USD	10,966,623	JPY	1,207,657,224	12/15/21	107,747
	USD	3,233,453	KRW	3,780,963,721	11/15/21	43,292
	USD	6,113,636	KRW	7,211,706,000	12/13/21	30,732
	USD	943,984	MXN	19,123,080	12/15/21	27,764
	USD	2,734,906	NOK	23,741,710	12/15/21	20,758
	USD	4,561,599	NZD	6,468,858	12/15/21	98,561
	USD	874,024	RUB	63,532,368	10/01/21	1,352
	USD	470,677	RUB	34,452,133	11/15/21	768
	USD	4,463,274	SEK	38,442,299	12/15/21	68,622
	USD	6,893,352	THB	225,778,663	12/15/21	223,229
	USD	2,700,717	TRY	24,292,203	12/15/21	76,434
	USD	1,898,000	TRY	18,314,751	06/14/22	96,106
	USD	1,875,440	TWD	51,865,300	10/12/21	9,972
	USD	945,028	TWD	26,213,199	10/18/21	1,911
	USD	1,421,112	ZAR	20,594,511	12/15/21	67,949
	ZAR	7,180,399	USD	470,599	12/15/21	1,189

TOTAL						$6,789,440

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	AUD	1,307,565	NZD	1,371,008	12/15/21	$(229)
	AUD	9,506,587	USD	6,989,844	12/15/21	(114,426)
	BRL	2,505,481	USD	473,536	10/04/21	(13,818)
	CAD	3,703,064	USD	2,935,127	12/15/21	(11,496)
	CHF	161,531	USD	174,970	12/15/21	(1,295)
	CLP	747,124,769	USD	945,929	11/12/21	(28,266)
	CNH	3,081,752	USD	475,383	12/15/21	(336)
	CZK	38,741,196	USD	1,801,292	12/15/21	(34,639)
	EUR	1,204,545	AUD	1,942,377	12/15/21	(7,185)
	EUR	812,753	CHF	879,432	12/15/21	(2,537)
	EUR	402,303	CZK	10,274,025	12/15/21	(1,730)
	EUR	469,497	GBP	404,934	10/14/21	(1,624)
	EUR	801,236	USD	948,386	10/07/21	(20,140)
	EUR	401,554	USD	474,643	10/13/21	(9,383)
	EUR	1,307,172	USD	1,533,644	11/24/21	(17,861)
	EUR	14,205,762	USD	16,857,739	12/15/21	(375,246)
	GBP	1,715,892	EUR	2,009,135	12/15/21	(18,799)
	GBP	3,099,873	USD	4,230,789	12/15/21	(53,398)
	HUF	285,167,430	EUR	801,842	12/15/21	(13,683)
	HUF	105,739,727	USD	356,187	12/15/21	(16,287)
	INR	315,927,677	USD	4,273,395	12/07/21	(50,387)
	JPY	103,500,384	EUR	802,777	12/15/21	(793)
	JPY	880,037,473	USD	8,031,209	12/15/21	(118,187)
	KRW	7,211,706,000	USD	6,120,121	10/01/21	(29,469)
	KRW	2,785,911,392	USD	2,366,573	11/15/21	(15,979)
	NOK	4,049,722	EUR	402,299	12/15/21	(3,810)
	NOK	11,049,708	USD	1,274,947	12/15/21	(11,747)
	NZD	15,010,810	USD	10,654,097	12/15/21	(297,737)
	PLN	1,845,390	EUR	401,543	12/15/21	(2,025)
	PLN	5,650,230	USD	1,478,810	12/15/21	(58,521)
	RUB	104,316,416	USD	1,402,315	10/01/21	30,562
	RUB	34,524,102	USD	471,547	11/17/21	(828)
	SEK	6,930,992	USD	802,816	12/15/21	(10,477)
	THB	11,466,102	USD	347,642	12/15/21	(8,902)
	TRY	16,797,300	USD	1,898,000	12/14/21	(82,365)
	TRY	2,561,679	USD	284,451	12/15/21	(7,713)
	TWD	74,837,893	USD	2,703,583	10/12/21	(11,847)
	TWD	26,244,200	USD	949,673	10/18/21	(5,440)
	USD	1,596,683	CAD	2,024,320	12/15/21	(1,550)
	USD	225,479	CHF	210,481	12/15/21	(826)
	USD	49,606,319	CNH	323,757,399	11/08/21	(448,287)
	USD	3,132,785	CNH	20,394,935	12/15/21	(11,064)
	USD	636,631	GBP	473,358	12/15/21	(1,267)
	USD	718,377	ILS	2,315,414	11/15/21	(84)
	USD	1,452,879	JPY	161,992,488	12/15/21	(3,707)
	USD	12,461,104	KRW	14,423,412,000	10/01/21	279,801
	USD	455,177	NOK	4,022,605	11/01/21	(4,873)
	USD	97,390	NOK	858,929	12/15/21	(803)
	USD	115,875	NZD	168,700	12/15/21	(516)
	USD	839,166	RUB	63,532,368	10/01/21	(33,506)
	USD	471,398	RUB	35,226,369	11/15/21	(9,072)
	USD	472,042	RUB	35,478,905	11/17/21	(11,695)

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc. (continued)	USD	1,495,162	SGD	2,033,290	11/08/21	$(2,209)
	USD	939,559	SGD	1,278,035	12/15/21	(1,538)
	USD	939,687	THB	31,868,313	12/15/21	(1,793)
	USD	946,345	TWD	26,332,060	10/12/21	(756)
	ZAR	20,923,230	USD	1,422,862	12/15/21	(48,101)

TOTAL						$(1,729,889)

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA (Proceeds Receivable: $(2,114,375))	4.000%	TBA-30yr	10/21/21	$(2,000,000)	$(2,122,410)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10 Year Government Bonds	51	12/15/21	$5,216,156	$(94,775)
Canada 10 Year Government Bonds	90	12/20/21	10,171,720	(253,246)
Euro Buxl 30 Year Bonds	6	12/08/21	1,413,233	(10,435)
French 10 Year Government Bonds	84	12/08/21	16,147,166	(283,768)
Italian 10 Year Government Bonds	11	12/08/21	1,936,124	(31,108)
Jpn 10y Bond(Ose) Dec21 Xose 20211213	1	12/13/21	1,360,079	(4,227)
Ultra Long U.S. Treasury Bonds	162	12/21/21	30,952,125	(1,092,875)
2 Year U.S. Treasury Notes	25	12/31/21	5,501,367	(487)
5 Year German Euro-Bobl	40	12/08/21	6,251,846	(1,975)
10 Year German Euro-Bund	93	12/08/21	18,294,121	(238,004)
10 Year U.K. Long Gilt	81	12/29/21	13,658,798	(431,777)
20 Year U.S. Treasury Bonds	88	12/21/21	14,011,250	(372,452)

Total				$(2,815,129)
Short position contracts:
Euro-Schatz Fut Dec21 Xeur 20211208	(43)	12/08/21	(5,588,824)	4,165
Ultra 10 Year U.S. Treasury Notes	(66)	12/21/21	(9,586,500)	209,217
5 Year U.S. Treasury Notes	(56)	12/31/21	(6,873,563)	(125)
10 Year U.S. Treasury Notes	(11)	12/21/21	(1,447,703)	1,068

Total				$214,325

TOTAL FUTURES CONTRACTS				$(2,600,804)

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M KLIBOR	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR	10,040	$72,251	$—	$72,251
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		5,630	(43,493)	(7,297)	(36,196)

TOTAL						$28,758	$(7,297)	$36,055

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	3M WIBOR(b)	12/16/21	PLN	33,570		$(171)	$(373)	$202
1M BID Avg(c)	3.390%(a)	01/03/22	BRL	21,600		(42,321)	—	(42,321)
1M BID Avg(c)	4.120(a)	01/03/22		9,000		17,740	10,213	7,527
3M NZDOR(b)	0.500(d)	09/15/22	NZD	179,540		(641,722)	(554,502)	(87,220)
3M NZDOR(b)	1.250(d)	09/15/22		15,140	(e)	4,811	559	4,252
3M NZDOR(b)	1.250(d)	12/15/22		7,850	(e)	(1,599)	(8,668)	7,069
5.800(c)	1M BID Avg(c)	01/02/23	BRL	16,560		78,643	12,045	66,598
1M BID Avg(c)	4.230(c)	01/02/23		2,545		(19,836)	(48,179)	28,343
1M BID Avg(a)	7.200(a)	01/02/23		18,590		(58,239)	1,423	(59,662)
3M AUDOR(b)	0.190(b)	02/22/23	AUD	82,090	(e)	8,667	(1,054,892)	1,063,559
6M CDOR(d)	0.804(d)	02/28/23	CAD	126,900	(e)	(61,132)	(469,694)	408,562
6M CDOR(d)	1.100(d)	06/15/23		33,600	(e)	(1,126)	(101,084)	99,958
0.450(d)	3M LIBOR(b)	06/15/23		$30,300	(e)	(13,418)	(1,912)	(11,506)
3M CNY(b)	2.500(b)	09/15/23	CNY	151,220		89,742	58,483	31,259
1.250(b)	3M KWCDC(b)	09/15/23	KRW	8,579,757		43,336	15,159	28,177
6M CDOR(d)	1.200(d)	09/21/23	CAD	36,110	(e)	(29,780)	13,583	(43,363)
0.500(d)	3M LIBOR(b)	09/21/23		$29,220	(e)	16,472	(13,925)	30,397
6.200(c)	Mexico IB TIIE 28D(c)	12/13/23	MXN	131,610	(e)	53,087	(3,077)	56,164
6M EURO(d)	(0.500)(f)	12/15/23	EUR	4,770	(e)	(10,817)	(4,887)	(5,930)
1.500(b)	3M KWCDC(b)	12/15/23	KRW	5,717,800	(e)	14,864	2,255	12,609
0.500(d)	3M LIBOR(b)	12/15/23		$8,240	(e)	(6,193)	(2,142)	(4,051)
0.000(f)	3M STIBOR(b)	12/15/23	SEK	107,960	(e)	38,954	41,042	(2,088)
0.300(b)	6M AUDOR(b)	12/15/23	AUD	15,720	(e)	18,009	7,165	10,844
1.000(d)	6M CDOR(d)	12/15/23	CAD	19,060	(e)	29,390	19,107	10,283
(0.500)(f)	6M EURO(f)	12/15/23	EUR	19,610	(e)	(9,818)	(17,673)	7,855
9.200(a)	1M BID Avg(a)	01/02/24	BRL	3,307		5,436	(14,379)	19,815
1M BID Avg(a)	4.930(a)	01/02/24		7,560		(91,449)	(958)	(90,491)
3M AUDOR(b)	0.500(b)	02/24/24	AUD	24,350	(e)	21,129	60,288	(39,159)
1.500(b)	3M KWCDC(b)	03/16/24	KRW	14,637,500	(e)	58,197	33,857	24,340
0.486(b)	6M AUDOR(b)	06/29/24	AUD	8,100		(3,997)	276	(4,273)
1M LIBOR + 0.090%(b)	3M LIBOR(b)	07/25/24		$47,120		(4,933)	15,823	(20,756)
6.320(c)	1M BID Avg(a)	01/02/25	BRL	16,870		237,444	(43,557)	281,001
6M CDOR(d)	1.560(d)	08/22/25	CAD	14,200	(e)	(67,554)	6,827	(74,381)
6M THBFIX(d)	0.750(d)	12/16/25	THB	66,820		(11,841)	(49,343)	37,502
6M WIBOR(d)	0.750(f)	12/16/25	PLN	6,750		(61,616)	(1,205)	(60,411)
3M CNY(b)	2.750(b)	09/15/26	CNY	54,290		99,805	94,500	5,305

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6.700%(c)	Mexico IB TIIE 28D(c)	12/09/26	MXN	33,935	(e)	$34,760	$366	$34,394
3M STIBOR(b)	0.250%(f)	12/15/26	SEK	14,320	(e)	(24,833)	(22,391)	(2,442)
6M GBP(f)	0.500(f)	12/15/26	GBP	23,150	(e)	(437,065)	(202,491)	(234,574)
3M LIBOR(b)	1.250(d)	12/15/26		$7,220	(e)	37,060	65,880	(28,820)
6M AUDOR(d)	1.250(d)	12/15/26	AUD	19,720	(e)	112,583	211,698	(99,115)
3M NIBOR(d)	1.500(f)	12/15/26	NOK	41,000	(e)	(60,579)	(1,758)	(58,821)
3M NZDOR(b)	1.750(d)	12/15/26	NZD	10,220	(e)	(66,419)	(44,758)	(21,661)
6M CDOR(d)	1.750(d)	12/15/26	CAD	5,160	(e)	19,347	69,918	(50,571)
(0.500)(f)	6M CHFOR(f)	12/15/26	CHF	1,050	(e)	10,168	2,565	7,603
(0.250)(f)	6M EURO(f)	12/15/26	EUR	21,240	(e)	40,767	(71,130)	111,897
0.000(f)	6M JYOR(f)	12/15/26	JPY	5,200,630	(e)	(42,266)	(103,357)	61,091
1.700(f)	6M WIBOR(d)	12/15/26	PLN	2,150	(e)	7,151	410	6,741
8.495(a)	1M BID Avg(a)	01/04/27	BRL	6,400		59,815	(10,174)	69,989
9.900(b)	1M BID Avg(b)	01/04/27		4,100		12,161	(21,918)	34,079
6M THBFIX(d)	1.000(d)	03/16/27	THB	143,420	(e)	(46,976)	(16,102)	(30,874)
1.500(f)	6M EURO(d)	06/21/28	EUR	5,050	(e)	(424,815)	(59,157)	(365,658)
1.680(d)	6M CDOR(d)	08/22/28	CAD	10,080	(e)	144,633	(10,237)	154,870
0.000(f)	6M EURO(d)	12/15/28	EUR	3,820	(e)	(5,687)	(51,208)	45,521
3M KWCDC(b)	1.000(b)	09/16/30	KRW	2,402,600		(160,565)	(3,313)	(157,252)
1.240(f)	3M NIBOR(d)	10/29/30	NOK	99,020	(e)	423,480	(546,813)	970,293
1.000(f)	6M GBP(f)	02/10/31	GBP	7,190	(e)	31,202	(189,155)	220,357
6M EURO(d)	0.500(f)	02/12/31	EUR	10,340	(e)	41,292	(51,485)	92,777
3M STIBOR(b)	1.272(f)	05/11/31	SEK	48,310	(e)	2,133	(8,121)	10,254
2.130(f)	3M NIBOR(d)	05/11/31	NOK	45,040	(e)	(11,294)	8,674	(19,968)
6M EURO(d)	0.220(f)	07/22/31	EUR	13,840	(e)	(216,866)	(54,042)	(162,824)
6M EURO(d)	0.250(f)	09/02/31		10,600	(e)	(156,107)	(40,719)	(115,388)
6M EURO(d)	0.500(f)	09/16/31		6,520	(e)	(2,314)	(20,887)	18,573
3M NZDOR(b)	3.000(d)	09/16/31	NZD	1,260	(e)	12,845	31,055	(18,210)
2.500(d)	3M LIBOR(b)	09/17/31		$12,530	(e)	(255,882)	(404,939)	149,057
3M SOFR(f)	1.530(f)	09/22/31		7,840	(e)	(86,645)	1,012	(87,657)
6M GBP(f)	1.000(f)	09/23/31	GBP	5,760	(e)	(34,015)	37,423	(71,438)
1.500(d)	3M LIBOR(b)	09/24/31		$6,940	(e)	175,526	88,254	87,272
3M STIBOR(b)	0.750(f)	12/15/31	SEK	38,130	(e)	(74,285)	9,088	(83,373)
6M AUDOR(d)	2.000(d)	12/15/31	AUD	1,110	(e)	22,242	34,718	(12,476)
1.750(d)	3M LIBOR(b)	12/15/31		$370	(e)	(5,655)	(5,305)	(350)
1.500(f)	3M NIBOR(d)	12/15/31	NOK	9,210	(e)	40,808	14,598	26,210
2.000(d)	6M CDOR(d)	12/15/31	CAD	7,210	(e)	7,970	(124,941)	132,911
0.000(f)	6M EURO(d)	12/15/31	EUR	17,360	(e)	374,049	87,929	286,120
0.750(f)	6M GBP(f)	12/15/31	GBP	18,490	(e)	453,664	(285,308)	738,972
0.000(f)	6M JYOR(f)	12/15/31	JPY	2,548,210	(e)	151,821	80,107	71,714
6M CHFOR(f)	0.500(f)	03/17/32	CHF	1,740	(e)	2,510	13,179	(10,669)
3M STIBOR(b)	1.000(f)	03/17/32	SEK	17,670	(e)	(31,834)	(14,039)	(17,795)
6M GBP(f)	1.000(f)	03/17/32	GBP	2,790	(e)	(19,833)	(6,844)	(12,989)
2.000(d)	6M AUDOR(d)	03/17/32	AUD	2,260	(e)	29,740	10,007	19,733
1.630(f)	3M LIBOR(f)	09/22/36		$9,450	(e)	100,509	3,095	97,414
0.250(f)	6M EURO(d)	12/15/36	EUR	720	(e)	20,666	909	19,757
0.610(f)	6M EURO(d)	07/22/41		7,710	(e)	212,144	15,686	196,458
6M GBP(f)	1.000(f)	12/15/41	GBP	970	(e)	(6,948)	66,659	(73,607)
0.500(f)	6M EURO(d)	12/15/41	EUR	500	(e)	1,135	(17,178)	18,313
6M EURO(d)	0.250(f)	12/15/51		630	(e)	(50,047)	(18,312)	(31,735)
6M GBP(f)	0.750(f)	12/15/51	GBP	1,040	(e)	(85,579)	25,679	(111,258)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M CDOR(d)	2.250%(d)	12/15/51	CAD	9,830	(e)	$(258,624)	$132,607	$(391,231)
2.000%(d)	3M LIBOR(b)	12/15/51	$	6,530	(e)	(229,864)	(564,937)	335,073
6M CDOR(d)	2.180(d)	08/22/52	CAD	1,070	(e)	(51,488)	7,377	(58,865)

TOTAL						$(566,140)	$(3,949,971)	$3,383,831

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made monthly.
(d)	Payments made semi-annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Credit Spread at September 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.090%	Barclays Bank PLC	12/20/21	$460	$(1,082)	$(80)	$(1,002)
Protection Sold:
Markit CMBX Series 11	3.000(c)	3.849	MS & Co. Int. PLC	11/18/54	3,400	(149,175)	(627,406)	478,231
Markit CMBX Series 8	3.000(c)	7.877	MS & Co. Int. PLC	10/17/57	1,950	(251,915)	(400,613)	148,698
Markit CMBX Series 10	3.000(c)	5.016	MS & Co. Int. PLC	11/17/59	1,550	(135,560)	(301,791)	166,231

TOTAL						$(537,732)	$(1,329,890)	$792,158

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.
(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.IG Index 28	1.000%	0.219%	06/20/22	$22,525	$134,833	$117,147	$17,686
CDX.NA.IG Index 34	1.000	0.251	06/20/23	18,450	245,809	127,360	118,449
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.240	06/20/24	1,130	22,760	2,936	19,824
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.542	12/20/26	2,180	52,124	50,001	2,123
Republic of Chile, 3.875%, 08/05/20	1.000	0.567	12/20/24	1,000	15,334	16,310	(976)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	110	1,830	(136)	1,966
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.819	12/20/26	3,230	30,910	41,451	(10,541)

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold: (continued)
Russian Federation, 7.500%, 03/31/30	1.000%	0.560%	12/20/24		$1,140	$15,929	$2,144	$13,785
Russian Federation, 7.500%, 03/31/30	1.000	0.880	12/20/26		1,300	7,811	8,926	(1,115)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	0.581	06/20/24	EUR	1,200	16,446	13,202	3,244
United Mexican States, 4.150%, 03/28/27	1.000	1.013	12/20/26		$3,370	(1,802)	8,191	(9,993)

TOTAL						$541,984	$387,532	$154,452

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	1.365%	11/09/2021	1,880,000	$1,880,000	$1,908	$23,391	$(21,483)
3M IRS	MS & Co. Int. PLC	0.506	11/29/2021	15,520,000	15,520,000	3,612	13,813	(10,201)
6M IRS	BofA Securities LLC	0.632	12/23/2021	15,490,000	15,490,000	15,445	43,304	(27,859)
1Y IRS	Citibank NA	0.516	11/15/2022	17,810,000	17,810,000	22,987	41,822	(18,835)
1Y IRS	Citibank NA	0.420	10/10/2022	17,600,000	17,600,000	14,432	38,100	(23,668)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	31,250,000	31,250,000	114,797	225,649	(110,852)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	14,550,000	14,550,000	5,987	27,797	(21,810)
1Y IRS	Citibank NA	0.459	10/10/2022	16,090,000	16,090,000	15,573	35,173	(19,600)
6M IRS	Citibank NA	0.605	01/07/2022	15,540,000	15,540,000	13,916	45,028	(31,112)
6M IRS	Citibank NA	0.855	03/23/2022	15,490,000	15,490,000	63,837	70,548	(6,711)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	19,020,000	19,020,000	8,570	37,019	(28,449)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	9,560,000	9,560,000	49,107	85,299	(36,192)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	17,894	102,227	(84,333)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	16,210,000	16,210,000	23,237	38,174	(14,937)

				216,110,000	$216,110,000	$371,302	$827,344	$(456,042)
Puts
6M IRS	Citibank NA	1.110	11/15/2021	3,080,000	3,080,000	13,071	29,814	(16,743)
6M IRS	UBS AG (London)	1.195	11/18/2021	2,090,000	2,090,000	6,081	14,944	(8,863)
				5,170,000	$5,170,000	$19,152	$44,758	$(25,606)

Total purchased option contracts				221,280,000	$221,280,000	$390,454	$872,102	$(481,648)

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297%	12/23/2021	(5,030,000)	$(5,030,000)	$(20,259)	$(43,296)	$23,037
1M IRS	Citibank NA	0.076	10/18/2021	(3,320,000)	(3,320,000)	(3,461)	(17,798)	14,337
1M IRS	Citibank NA	0.087	10/25/2021	(3,320,000)	(3,320,000)	(6,054)	(17,562)	11,508
1Y IRS	Citibank NA	0.379	10/10/2022	(1,810,000)	(1,810,000)	(14,690)	(38,013)	23,323
1Y IRS	Citibank NA	0.425	10/10/2022	(1,650,000)	(1,650,000)	(15,089)	(35,258)	20,169
1Y IRS	Citibank NA	0.553	11/15/2022	(1,840,000)	(1,840,000)	(25,292)	(41,823)	16,531
3M IRS	Citibank NA	0.346	11/09/2021	(680,000)	(680,000)	(158)	(10,384)	10,226
6M IRS	Citibank NA	1.124	01/07/2022	(5,040,000)	(5,040,000)	(10,754)	(44,961)	34,207
6M IRS	Citibank NA	1.406	03/23/2022	(5,030,000)	(5,030,000)	(51,337)	(70,536)	19,199
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(3,800,000)	(3,800,000)	(4)	(29,308)	29,304
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(46,880,000)	(46,880,000)	(69,556)	(188,162)	118,606
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(1,500,000)	(1,500,000)	(10,550)	(27,768)	17,218
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(1,960,000)	(1,960,000)	(15,316)	(36,967)	21,651
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(5,040,000)	(5,040,000)	(58,285)	(85,349)	27,064
3M IRS	JPMorgan Securities, Inc.	0.346	11/09/2021	(770,000)	(770,000)	(179)	(13,805)	13,626
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(26,557)	(103,884)	77,327
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(17,390,000)	(17,390,000)	(2,522)	(63,908)	61,386
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(3,800,000)	(3,800,000)	(1,018)	(28,215)	27,197
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(3,800,000)	(3,800,000)	(5,169)	(29,640)	24,471
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(3,800,000)	(3,800,000)	(23,622)	(29,545)	5,923
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(1,670,000)	(1,670,000)	(25,650)	(38,066)	12,416
1M IRS	UBS AG (London)	0.038	10/11/2021	(3,320,000)	(3,320,000)	(719)	(17,129)	16,410
1M IRS	UBS AG (London)	0.187	10/29/2021	(3,320,000)	(3,320,000)	(24,831)	(20,575)	(4,256)
3M IRS	UBS AG (London)	0.378	11/29/2021	(3,510,000)	(3,510,000)	(1,501)	(14,252)	12,751

				(130,280,000)	$(130,280,000)	$(412,573)	$(1,046,204)	$633,631
Puts
1M IRS	Citibank NA	0.076	10/18/2021	(3,320,000)	(3,320,000)	(39,629)	(17,798)	(21,831)
1M IRS	Citibank NA	0.087	10/25/2021	(3,320,000)	(3,320,000)	(38,929)	(17,562)	(21,367)
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(3,800,000)	(3,800,000)	(75,128)	(29,307)	(45,821)
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(3,800,000)	(3,800,000)	(74,990)	(28,215)	(46,775)
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(3,800,000)	(3,800,000)	(66,431)	(29,640)	(36,791)
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(3,800,000)	(3,800,000)	(33,652)	(29,545)	(4,107)
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(3,000,000)	(3,000,000)	(4,387)	(15,406)	11,019
1M IRS	UBS AG (London)	0.038	10/11/2021	(3,320,000)	(3,320,000)	(50,677)	(17,129)	(33,548)
1M IRS	UBS AG (London)	0.187	10/29/2021	(3,320,000)	(3,320,000)	(17,687)	(20,575)	2,888
6M IRS	UBS AG (London)	0.145	11/15/2021	(4,430,000)	(4,430,000)	(10,383)	(30,516)	20,133

				(35,910,000)	$(35,910,000)	$(411,893)	$(235,693)	$(176,200)

Total written option contracts				(166,190,000)	$(166,190,000)	$(824,466)	$(1,281,897)	$457,431

TOTAL				55,090,000	$55,090,000	$(434,012)	$(409,795)	$(24,217)

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call EUR/Put GBP	HSBC Bank PLC	0.867%	10/12/2021	1,611,000	$1,611,000	$2,515	$4,330	$(1,815)
Call EUR/Put USD	MS & Co. Int. PLC	1.195	10/05/2021	6,385,000	6,385,000	7	22,987	(22,980)
Call EUR/Put USD	HSBC Bank PLC	1.194	10/08/2021	6,389,000	6,389,000	7	21,860	(21,853)
Call EUR/Put USD	BNP Paribas SA	1.193	10/11/2021	6,410,000	6,410,000	15	21,681	(21,666)
Call EUR/Put USD	MS & Co. Int. PLC	1.193	10/14/2021	6,433,000	6,433,000	75	22,503	(22,428)
Call GBP/Put USD	BNP Paribas SA	1.395	10/14/2021	5,491,000	5,491,000	178	26,152	(25,974)

Total purchased option contracts				32,719,000	$32,719,000	$2,797	$119,513	$(116,716)
Written option contracts
Calls
Call EUR/Put USD	BNP Paribas SA	1.183	10/11/2021	(1,602,000)	(1,602,000)	(63)	(11,633)	11,570
Call GBP/Put USD	BNP Paribas SA	1.383	10/14/2021	(1,373,000)	(1,373,000)	(294)	(13,420)	13,126
Call EUR/Put USD	HSBC Bank PLC	1.184	10/08/2021	(1,597,000)	(1,597,000)	(28)	(11,428)	11,400
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/05/2021	(1,596,000)	(1,596,000)	(2)	(11,941)	11,939
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/14/2021	(1,608,000)	(1,608,000)	(115)	(10,649)	10,534

				(7,776,000)	$(7,776,000)	$(502)	$(59,071)	$58,569
Puts
Put EUR/Call USD	BNP Paribas SA	1.183	10/11/2021	(1,602,000)	(1,602,000)	(38,572)	(12,126)	(26,446)
Put GBP/Call USD	BNP Paribas SA	1.383	10/14/2021	(1,373,000)	(1,373,000)	(48,492)	(12,717)	(35,775)
Put EUR/Call USD	HSBC Bank PLC	1.184	10/08/2021	(1,597,000)	(1,597,000)	(40,845)	(11,126)	(29,719)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/05/2021	(1,596,000)	(1,596,000)	(42,558)	(11,941)	(30,617)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/14/2021	(1,608,000)	(1,608,000)	(42,613)	(10,649)	(31,964)

				(7,776,000)	$(7,776,000)	$(213,080)	$(58,559)	$(154,521)

Total written option contracts				(15,552,000)	$(15,552,000)	$(213,582)	$(117,630)	$(95,952)

TOTAL				17,167,000	$17,167,000	$(210,785)	$1,883	$(212,668)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 9.9%
Aerospace & Defense(b) – 0.4%
	ADS Tactical, Inc. (3M LIBOR + 5.750%)
	$391,234	6.750%	03/19/26	$392,212

Automotive – Distributor(b) – 0.2%
	Truck Hero, Inc. (1M LIBOR + 3.250%)
	149,250	4.000	01/31/28	148,846

Automotive – Parts(b) – 0.7%
	First Brands Group LLC
	(1M LIBOR + 5.000%)
	210,421	6.000	03/30/27	212,314
	(3M LIBOR + 8.500%)
	250,000	9.500	03/30/28	251,875
	Garrett LX I S.a.r.l. (3M LIBOR + 3.250%)
	300,000	3.750	04/30/28	298,875

				763,064

Building & Construction(c) – 0.4%
	KKR Apple Bidco LLC
	350,000	3.500	09/22/28	349,499
	25,000	0.000	09/21/29	25,360

				374,859

Capital Goods(b) – 0.2%
	Rough Country LLC
	(3M LIBOR + 3.500%)
	150,000	4.250	07/26/28	149,625
	(3M LIBOR + 6.750%)
	50,000	7.500	07/26/29	49,813

				199,438

Chemicals – 0.2%
	Trident TPI Holdings, Inc.(b) (3M LIBOR + 4.000%)
	153,261	4.500	09/15/28	153,420
	WR Grace & Co-Conn(c)
	50,000	4.250	09/22/28	50,157

				203,577

Commercial Services – 0.8%
	Allied Universal Holdco LLC(b) (3M LIBOR + 3.750%)
	150,000	4.250	05/12/28	150,068
	Conservice Midco LLC(b) (3M LIBOR + 4.250%)
	198,000	4.382	05/13/27	198,125
	The Hertz Corp.(b)
	(1M LIBOR + 3.500%)
	251,796	4.000	06/30/28	251,836
	(1M LIBOR + 3.500%)
	47,573	4.000	06/30/28	47,580
	TruGreen LP(b) (3M LIBOR + 8.500%)
	310,000	9.500	11/02/28	313,875

				961,484

Diversified Financial Services(b) – 0.9%
	DRW Holdings LLC (1M LIBOR + 3.750%)
	375,000	3.834	03/01/28	373,437
	Edelman Financial Center LLC (1M LIBOR + 3.500%)
	374,063	4.250	04/07/28	373,187

Bank Loans(a) – (continued)
Diversified Financial Services(b) – (continued)
	Syncapay, Inc. (3M LIBOR + 6.500%)
	220,781	7.500	12/10/27	221,333

				967,957

Healthcare Providers & Services(b) – 0.2%
	Envision Healthcare Corp. (1M LIBOR + 3.750%)
	49,116	3.834	10/10/25	43,590
	Insulet Corp. (1M LIBOR + 3.250%)
	149,625	3.750	05/04/28	149,875

				193,465

Home Construction(b) – 0.2%
	Packers Holdings LLC (3M LIBOR + 3.250%)
	248,822	4.000	03/09/28	247,526

Household Products(b) – 0.4%
	Hunter Fan Co. (3M LIBOR + 5.000%)
	300,000	5.750	04/09/28	299,439
	Kronos Acquisition Holdings, Inc. (1M LIBOR + 3.750%)
	148,875	3.834	12/22/26	145,047

				444,486

Machinery-Diversified(b) – 0.3%
	Engineered Machinery Holdings, Inc.
	(3M LIBOR + 3.750%)
EUR	75,000	3.750	05/05/28	86,673
	(3M LIBOR + 3.750%)
	$189,612	4.500	05/19/28	189,059

				275,732

Media(b) – 0.5%
	DirecTV Financing LLC (1M LIBOR + 5.000%)
	225,000	5.750	07/22/27	225,070
	Taboola.com Ltd (3M LIBOR + 4.000%)
	325,000	4.500	08/17/28	322,562

				547,632

Metals & Mining(c) – 0.2%
	Grinding Media Inc.
	200,000	4.122	09/22/28	200,250

Oil Field Services(b) – 0.4%
	Apergy Corp. (3M LIBOR + 5.000%)
	384,615	6.000	06/03/27	390,385

Packaging(c) – 0.1%
	Pretium PKG Holdings, Inc.
	100,000	4.500	10/02/28	100,063

Pharmaceuticals(b) – 0.5%
	Jazz Financing Lux S.a.r.l. (1M LIBOR + 3.500%)
	473,813	4.000	05/05/28	474,348

Pipeline(b) –0.1%
	Centurion Pipeline Co. LLC (1M LIBOR + 4.000%)
	89,325	4.084	09/28/25	87,650

Technology(b) – 0.3%
	Ingram Micro, Inc. (3M LIBOR + 3.500%)
	349,125	4.000	06/30/28	349,823

Technology – Software/Services – 2.6%
	AppLovin Corp.(b) (1M LIBOR + 3.250%)
	124,043	3.334	08/15/25	123,830

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
Cloudera, Inc.(c)
$275,000	4.250%	08/10/28	$274,486
ConnectWise, LLC(c)
150,000	4.000	09/29/28	149,625
DCert Buyer, Inc.(b) (1M LIBOR + 7.000%)
325,000	7.084	02/16/29	327,369
Epicor Software Corp.(b)
(1M LIBOR + 3.250%)
123,750	4.000	07/30/27	123,694
(1M LIBOR + 7.750%)
50,000	8.750	07/31/28	51,312
Grab Holdings, Inc.(b) (6M LIBOR + 4.500%)
348,250	5.500	01/29/26	351,151
Idera, Inc.(b)
(1M LIBOR + 3.750%)
248,750	4.500	03/02/28	248,596
(1M LIBOR + 6.750%)
45,000	7.500	03/02/29	45,000
MedAssets Software Intermediate Holdings, Inc.(b) (3M LIBOR + 3.750%)
149,625	4.500	01/28/28	149,579
Mitchell International, Inc.(b) (1M LIBOR + 4.250%)
148,500	4.750	11/29/24	148,438
Syndigo LLC(b)
(3M LIBOR + 4.500%)
223,875	5.250	12/15/27	224,435
(3M LIBOR + 8.000%)
160,000	8.750	12/15/28	159,600
Virtusa Corp.(b) (1M LIBOR + 3.750%)
378,100	4.500	02/11/28	378,478

			2,755,593

Telecommunication Services(b) – 0.1%
Sorenson Communications LLC (3M LIBOR + 5.500%)
95,000	6.250	03/12/26	95,504

Transportation(b) – 0.2%
LaserShip, Inc. (3M LIBOR + 4.500%)
200,000	5.250	05/07/28	200,166

TOTAL BANK LOANS
(Cost $10,313,554)			$10,374,060

Corporate Obligations – 71.0%
Advertising(d)(e) – 0.1%
Terrier Media Buyer, Inc.
$127,000	8.875%	12/15/27	$134,303

Aerospace & Defense – 1.5%
Howmet Aerospace, Inc.
220,000	5.950	02/01/37	273,900
The Boeing Co.(d)
175,000	4.875	05/01/25	194,833
90,000	5.150	05/01/30	105,667
25,000	3.250	02/01/35	25,073
90,000	5.805	05/01/50	120,299

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
TransDigm, Inc.(d)
130,000	5.500%	11/15/27	133,900
40,000	4.625	01/15/29	39,800
270,000	4.875	05/01/29	270,000
Triumph Group, Inc.(d)
367,000	7.750	08/15/25	362,412

			1,525,884

Agriculture – 0.2%
MHP Lux SA
200,000	6.950	04/03/26	212,725

Airlines(e) – 0.9%
Air Canada(d)
130,000	3.875	08/15/26	130,488
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500	04/20/26	57,819
181,000	5.750	04/20/29	195,027
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(d)
158,000	6.500	06/20/27	171,825
United Airlines, Inc.(d)
165,000	4.375	04/15/26	169,537
210,000	4.625	04/15/29	216,825

			941,521

Automotive – 1.2%
Dealer Tire LLC/DT Issuer LLC(d)(e)
269,000	8.000	02/01/28	280,433
Ford Motor Co.
130,000	4.750	01/15/43	136,670
General Motors Co.(d)
175,000	6.125	10/01/25	205,112
General Motors Financial Co., Inc.(d)
150,000	5.650	01/17/29	180,363
NIO, Inc.(e)(f)
300,000	0.500	02/01/27	244,215
Real Hero Merger Sub 2, Inc.(d)(e)
40,000	6.250	02/01/29	41,400
Wheel Pros, Inc.(d)(e)
145,000	6.500	05/15/29	140,650

			1,228,843

Banks – 10.2%
Banco de Bogota SA
700,000	6.250	05/12/26	763,000
Banco do Brasil SA(b)(d)(10 Year CMT + 4.398%)
400,000	6.250	10/29/49	398,000
Banco Mercantil del Norte SA(b)
(5 Year CMT + 5.035%)
200,000	6.875 (d)	12/31/99	204,787
(10 Year CMT + 5.353%)
400,000	7.625	12/31/99	446,325
Banco Santander SA
400,000	2.749	12/03/30	397,312
Bank of America Corp.(d)
275,000	4.183	11/25/27	306,388

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(d) – (continued)
(3M USD LIBOR + 1.310%)
$100,000	4.271	%(b)	07/23/29	$113,391
(3M USD LIBOR + 1.190%)
125,000	2.884	(b)	10/22/30	130,491
(3M USD LIBOR + 0.990%)
50,000	2.496	(b)	02/13/31	50,598
(SOFR + 2.150%)
275,000	2.592	(b)	04/29/31	280,511
(SOFR + 1.530%)
200,000	1.898	(b)	07/23/31	192,496
Barclays PLC(b)(d) (SOFR + 2.714%)
225,000	2.852		05/07/26	236,131
BBVA Bancomer SA(b)(d) (5 Year CMT + 2.650%)
200,000	5.125		01/18/33	207,750
BNP Paribas SA(e)
200,000	3.375		01/09/25	213,264
Citigroup, Inc.
125,000	4.300		11/20/26	140,540
275,000	4.125		07/25/28	307,134
(SOFR + 1.422%)
100,000	2.976	(b)(d)	11/05/30	105,181
Credit Suisse Group AG
250,000	4.550		04/17/26	280,927
(5 Year CMT + 4.889%)
200,000	5.250	(b)(d)(e)	12/31/99	209,250
Deutsche Bank AG(b)(d)(SOFR + 2.159%)
150,000	2.222		09/18/24	153,719
First Horizon Corp.(d)
25,000	4.000		05/26/25	27,273
Freedom Mortgage Corp.(d)(e)
315,000	7.625		05/01/26	321,300
220,000	6.625		01/15/27	214,225
HSBC Holdings PLC(b)(d) (SOFR + 1.538%)
200,000	1.645		04/18/26	201,180
Itau Unibanco Holding SA(b)(d) (5 Year CMT + 3.981%)
200,000	6.125		12/31/99	202,163
JPMorgan Chase & Co.(d)
(3M USD LIBOR + 1.245%)
500,000	3.960	(b)	01/29/27	551,960
500,000	3.625		12/01/27	546,050
(3M USD LIBOR + 0.945%)
225,000	3.509	(b)	01/23/29	244,908
(SOFR + 2.515%)
50,000	2.956	(b)	05/13/31	52,066
(3M USD LIBOR + 3.800%)
40,000	3.926	(b)	12/29/49	40,092
(SOFR + 3.125%)
150,000	4.600	(b)	12/31/99	153,446
Macquarie Bank Ltd.(b)(d)(e) (5 year CMT + 1.700%)
200,000	3.052		03/03/36	198,004
Morgan Stanley, Inc.(b)(d)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	28,845
(SOFR + 1.143%)
600,000	2.699		01/22/31	620,316

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.(b)(d) – (continued)
(SOFR + 1.034%)
100,000	1.794		02/13/32	95,197
Natwest Group PLC(b)(d) (3M USD LIBOR + 1.762%)
225,000	4.269		03/22/25	242,804
Truist Financial Corp.(b)(d) (10 Year CMT + 4.349%)
316,000	5.100		12/31/99	361,883
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	214,787
200,000	6.500	(e)	01/08/26	204,000
Wells Fargo & Co.
300,000	4.300		07/22/27	340,470
125,000	4.150	(d)	01/24/29	141,905
Yapi ve Kredi Bankasi A/S(b)(d)(e)
(5 year CMT + 7.415%)
270,000	7.875		01/22/31	276,750
(5 Year USD Swap + 11.245%)
200,000	13.875		12/31/99	228,000

				10,644,819

Beverages(d) – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	181,328
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750		01/23/29	206,066
Constellation Brands, Inc.
100,000	3.150		08/01/29	107,034
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	189,198

				683,626

Biotechnology(d) – 0.1%
HCRX Investments Holdco LP(e)
85,000	4.500		08/01/29	85,638
Royalty Pharma PLC
50,000	1.200		09/02/25	49,653

				135,291

Building Materials(d) – 0.8%
APi Group DE, Inc.(e)
240,000	4.125		07/15/29	235,200
Carrier Global Corp.
150,000	2.722		02/15/30	155,090
Cornerstone Building Brands, Inc.(e)
167,000	6.125		01/15/29	177,020
CP Atlas Buyer, Inc.(e)
300,000	7.000		12/01/28	300,750

				868,060

Chemicals(d) – 1.7%
Axalta Coating Systems LLC(e)
250,000	3.375		02/15/29	243,125
Ingevity Corp.(e)
125,000	3.875		11/01/28	124,687
International Flavors & Fragrances, Inc.(e)
275,000	2.300		11/01/30	272,583

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(d) – (continued)
	Minerals Technologies, Inc.(e)
	$315,000	5.000%		07/01/28	$325,631
	Rayonier AM Products, Inc.(e)
	30,000	7.625		01/15/26	31,613
	The Chemours Co.(e)
	365,000	4.625		11/15/29	354,962
	The Sherwin-Williams Co.
	175,000	2.950		08/15/29	185,334
	Unifrax Escrow Issuer Corp.(e)
	80,000	5.250		09/30/28	81,000
	WR Grace Holdings LLC(e)
	150,000	5.625		08/15/29	154,875

					1,773,810

Commercial Services – 1.8%
	Alarm.com Holdings, Inc.(e)(g)
	15,000	0.000		01/15/26	13,458
	Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)
	170,000	9.750		07/15/27	184,662
	170,000	6.000	(e)	06/01/29	168,300
	APX Group, Inc.(d)(e)
	374,000	5.750		07/15/29	367,455
	CoStar Group, Inc.(d)(e)
	75,000	2.800		07/15/30	76,203
	DP World Crescent Ltd.(d)
	200,000	3.750		01/30/30	213,500
	Global Payments, Inc.(d)
	75,000	3.200		08/15/29	79,289
	HealthEquity, Inc.(d)(e)
	54,000	4.500		10/01/29	54,878
	IHS Markit Ltd.(d)
	75,000	4.250		05/01/29	85,687
	Quanta Services, Inc.(d)
	61,000	2.900		10/01/30	63,044
	Verisure Holding AB(d)(e)
EUR	125,000	3.250		02/15/27	145,593
	Verisure Midholding AB(d)
	125,000	5.250	(e)	02/15/29	148,580
	200,000	5.250		02/15/29	237,571

					1,838,220

Computers(d) – 0.8%
	Amdocs Ltd.
	$75,000	2.538		06/15/30	74,675
	Austin BidCo, Inc.(e)
	62,000	7.125		12/15/28	62,620
	Dell International LLC/EMC Corp.
	325,000	6.020		06/15/26	387,614
	Hewlett Packard Enterprise Co.
	175,000	4.900		10/15/25	197,993
	KBR, Inc.(e)
	71,000	4.750		09/30/28	72,243
	Unisys Corp.(e)
	80,000	6.875		11/01/27	87,200

					882,345

Corporate Obligations – (continued)
Distribution & Wholesale(d)(e) – 0.8%
	American Builders & Contractors Supply Co, Inc.
	280,000	3.875		11/15/29	277,900
	BCPE Empire Holdings, Inc.
	246,000	7.625		05/01/27	244,770
	Wolverine Escrow LLC
	371,000	8.500		11/15/24	344,103

					866,773

Diversified Financial Services(d) – 5.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	150,000	4.875		01/16/24	162,042
	175,000	6.500		07/15/25	203,093
	AG Issuer LLC(e)
	228,000	6.250		03/01/28	239,115
	Air Lease Corp.
	75,000	2.875		01/15/26	78,249
	320,000	3.750		06/01/26	346,448
	Ally Financial, Inc.(b)(7 year CMT + 3.481%)
	295,000	4.700		12/31/99	306,062
	Aviation Capital Group LLC(e)
	75,000	1.950		01/30/26	74,766
	Avolon Holdings Funding Ltd.(e)
	60,000	3.950		07/01/24	63,675
	100,000	2.875		02/15/25	102,870
	50,000	4.250		04/15/26	53,852
	Global Aircraft Leasing Co. Ltd.(e)(h) (PIK 7.250%, Cash 6.500%)
	91,273	6.500		09/15/24	90,018
	Huarong Finance 2019 Co. Ltd.
	310,000	2.500		02/24/23	293,725
	360,000	2.125		09/30/23	332,100
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	215,000	4.375		02/01/29	214,731
	JAB Holdings B.V.(e)
	250,000	2.200		11/23/30	244,990
	LD Holdings Group LLC(e)
	215,000	6.500		11/01/25	214,462
	185,000	6.125		04/01/28	174,363
	Midcap Financial Issuer Trust(e)
	200,000	6.500		05/01/28	208,750
	Mozart Debt Merger Sub, Inc.(e)
	260,000	3.875		04/01/29	260,000
	80,000	5.250		10/01/29	80,619
	Nationstar Mortgage Holdings, Inc.(e)
	295,000	5.500		08/15/28	303,855
	Navient Corp.
	455,000	5.000		03/15/27	467,512
	NFP Corp.(e)
	662,000	6.875		08/15/28	671,930
	OneMain Finance Corp.
	164,000	4.000		09/15/30	162,565
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(e)
	185,000	2.875		10/15/26	180,635
	190,000	4.000		10/15/33	189,416
	United Wholesale Mortgage LLC(e)
	340,000	5.500		04/15/29	330,650
	175,000	5.500		11/15/25	176,313

					6,226,806

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(d) – 1.4%
	AES Panama Generation Holdings SRL
	$400,000	4.375%		05/31/30	$412,400
	American Electric Power Co., Inc.
	25,000	2.300		03/01/30	24,903
	Calpine Corp.(e)
	415,000	3.750		03/01/31	399,956
	Pacific Gas & Electric Co.
	25,000	2.100		08/01/27	24,394
	50,000	2.500		02/01/31	47,562
	Pike Corp.(e)
	220,000	5.500		09/01/28	224,125
	Sempra Energy
	50,000	3.400		02/01/28	54,134
	Talen Energy Supply LLC(e)
	90,000	10.500		01/15/26	49,050
	The Southern Co.
	120,000	3.250		07/01/26	129,168
	Vistra Operations Co. LLC(e)
	50,000	3.550		07/15/24	52,610
	60,000	4.300		07/15/29	63,977

					1,482,279

Electronics(d)(e) – 0.2%
	Imola Merger Corp.
	184,000	4.750		05/15/29	190,210

Engineering & Construction – 1.6%
	Aeropuerto Internacional de Tocumen SA(d)(e)
	210,000	4.000		08/11/41	213,583
	200,000	5.125		08/11/61	209,787
	Arcosa, Inc.(d)(e)
	125,000	4.375		04/15/29	126,563
	Global Infrastructure Solutions, Inc.(d)(e)
	265,000	5.625		06/01/29	270,300
	IHS Netherlands Holdco B.V.(d)
	200,000	7.125		03/18/25	205,475
	200,000	8.000		09/18/27	213,750
	Mexico City Airport Trust
	400,000	5.500		10/31/46	405,825

					1,645,283

Entertainment(d)(e) – 1.2%
	Allen Media LLC/Allen Media Co-Issuer, Inc.
	245,000	10.500		02/15/28	251,431
	Boyne USA, Inc.
	125,000	4.750		05/15/29	128,750
	Caesars Entertainment, Inc.
	105,000	4.625		10/15/29	106,838
	Motion Bondco DAC
	400,000	6.625		11/15/27	406,000
	SeaWorld Parks & Entertainment, Inc.
	390,000	5.250		08/15/29	398,287

					1,291,306

Environmental(d)(e) – 0.6%
	GFL Environmental, Inc.
	242,000	4.000		08/01/28	240,790

Corporate Obligations – (continued)
Environmental(d)(e) – (continued)
	Waste Pro USA, Inc.
	349,000	5.500		02/15/26	$352,490

					593,280

Food & Drug Retailing – 1.8%
	BRF SA(d)
	400,000	4.875		01/24/30	400,880
	H-Food Holdings LLC/Hearthside Finance Co., Inc.(d)(e)
	280,000	8.500		06/01/26	289,800
	Kraft Heinz Foods Co.
	330,000	6.875		01/26/39	484,563
	101,000	5.500	(d)	06/01/50	133,365
	Post Holdings, Inc.(d)(e)
	22,000	4.625		04/15/30	22,137
	United Natural Foods, Inc.(d)(e)
	265,000	6.750		10/15/28	286,200
	US Foods, Inc.(d)(e)
	301,000	4.750		02/15/29	307,772

					1,924,717

Healthcare Providers & Services(d) – 1.6%
	CAB SELAS(e)
EUR	150,000	3.375		02/01/28	175,127
	Chrome Holdco SASU(e)
	200,000	5.000		05/31/29	236,936
	CHS/Community Health Systems, Inc.(e)
	$149,000	4.750		02/15/31	150,117
	DaVita, Inc.(e)
	387,000	3.750		02/15/31	375,874
	DENTSPLY SIRONA, Inc.
	50,000	3.250		06/01/30	53,247
	DH Europe Finance II S.a.r.l.
	50,000	2.600		11/15/29	52,136
	Laboratoire Eimer Selas(e)
EUR	100,000	5.000		02/01/29	119,514
	Lifepoint Health, Inc.(e)
	260,000	5.375		01/15/29	252,850
	Stryker Corp.
	50,000	1.950		06/15/30	49,362
	Tenet Healthcare Corp.(e)
	96,000	6.125		10/01/28	100,800
	Thermo Fisher Scientific, Inc.
	50,000	4.497		03/25/30	59,093
	Zimmer Biomet Holdings, Inc.
	50,000	3.550		03/20/30	54,667

					1,679,723

Home Builders(d)(e) – 0.4%
	LGI Homes, Inc.
	315,000	4.000		07/15/29	313,425
	Taylor Morrison Communities, Inc.
	63,000	5.125		08/01/30	67,646

					381,071

Housewares(d) – 0.5%
	CD&R Smokey Buyer, Inc.(e)
	110,000	6.750		07/15/25	116,325

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares(d) – (continued)
	Newell Brands, Inc.
	$120,000	6.000%		04/01/46	$155,100
	SWF Escrow Issuer Corp.(e)
	260,000	6.500		10/01/29	251,875

					523,300

Insurance(d) – 1.5%
	Acrisure LLC/Acrisure Finance, Inc.(e)
	60,000	10.125		08/01/26	66,975
	250,000	4.250		02/15/29	247,188
	210,000	6.000		08/01/29	207,375
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(e)
	119,000	6.750		10/15/27	123,165
	American International Group, Inc.
	175,000	4.200		04/01/28	199,407
	25,000	3.400		06/30/30	27,305
	AssuredPartners, Inc.(e)
	70,000	5.625		01/15/29	70,350
	BroadStreet Partners, Inc.(e)
	300,000	5.875		04/15/29	297,153
	Equitable Holdings, Inc.
	60,000	4.350		04/20/28	68,310
	HUB International Ltd.(e)
	212,000	7.000		05/01/26	218,890

					1,526,118

Internet(d) – 2.9%
	Adevinta ASA
EUR	100,000	3.000		11/15/27	119,287
	Arches Buyer, Inc.(e)
	$77,000	6.125		12/01/28	78,155
	Booking Holdings, Inc.
	72,000	4.625		04/13/30	85,626
	Endure Digital, Inc.(e)
	574,000	6.000		02/15/29	543,865
	Expedia Group, Inc.
	100,000	4.500		08/15/24	108,614
	180,000	6.250	(e)	05/01/25	207,479
	167,000	4.625		08/01/27	189,373
	75,000	2.950		03/15/31	75,972
	Getty Images, Inc.(e)
	358,000	9.750		03/01/27	381,270
	Match Group Holdings II LLC(e)
	85,000	3.625		10/01/31	84,150
	Prosus NV
	400,000	3.680		01/21/30	413,325
EUR	120,000	2.031	(e)	08/03/32	138,307
	Uber Technologies, Inc.(e)
	$110,000	6.250		01/15/28	117,562
	330,000	4.500		08/15/29	330,825
	United Group BV(e)
EUR	175,000	4.625		08/15/28	203,235

					3,077,045

Iron/Steel(d) – 0.3%
	Metinvest B.V.
	200,000	8.500		04/23/26	222,413

Corporate Obligations – (continued)
Iron/Steel(d) – (continued)
	Vale Overseas Ltd.
	60,000	3.750		07/08/30	61,932

					284,345

Leisure Time(d)(e) – 0.4%
	NCL Corp. Ltd.
	275,000	3.625		12/15/24	260,219
	TUI Cruises GmbH
EUR	125,000	6.500		05/15/26	149,000

					409,219

Lodging(d) – 0.7%
	Fortune Star BVI Ltd.
	400,000	6.750		07/02/23	413,575
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(e)
	230,000	5.000		06/01/29	234,313
	Marriott Ownership Resorts, Inc.(e)
	60,000	4.500		06/15/29	60,900

					708,788

Machinery-Diversified(d) – 0.7%
	Husky III Holding Ltd.(e)(h) (PIK 13.750%, Cash 13.000%)
	30,000	13.000		02/15/25	31,913
	Otis Worldwide Corp.
	325,000	2.565		02/15/30	333,596
	Titan Acquisition Ltd./Titan Co-Borrower LLC(e)
	401,000	7.750		04/15/26	409,020

					774,529

Media – 3.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital(d)
	975,000	4.908		07/23/25	1,095,997
	225,000	3.750		02/15/28	246,352
	Comcast Corp.(d)
	100,000	4.150		10/15/28	115,077
	200,000	4.250		10/15/30	233,212
	CSC Holdings LLC(d)(e)
	200,000	5.000		11/15/31	192,000
	DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.(d)(e)
	225,000	5.875		08/15/27	234,562
	DISH DBS Corp.
	133,000	7.750		07/01/26	150,290
	180,000	7.375	(d)	07/01/28	191,025
	200,000	5.125		06/01/29	195,500
	Gray Television, Inc.(d)(e)
	180,000	7.000		05/15/27	193,050
	Scripps Escrow II, Inc.(d)(e)
	130,000	5.375		01/15/31	127,725
	Scripps Escrow, Inc.(d)(e)
	115,000	5.875		07/15/27	117,444
	TEGNA, Inc.(d)
	50,000	4.625		03/15/28	51,063
	Townsquare Media, Inc.(d)(e)
	210,000	6.875		02/01/26	221,288

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Urban One, Inc.(d)(e)
	$185,000	7.375%		02/01/28	$198,413
	Ziggo Bond Co. B.V.(d)(e)
EUR	100,000	3.375		02/28/30	115,530

					3,678,528

Mining(d) – 0.4%
	Freeport-McMoRan, Inc.
	200,000	5.400		11/14/34	240,000
	Glencore Funding LLC(e)
	100,000	1.625		04/27/26	99,563
	Teck Resources Ltd.
	25,000	3.900		07/15/30	27,152

					366,715

Miscellaneous Manufacturing – 1.3%
	General Electric Co.
	250,000	3.625	(d)	05/01/30	277,882
	125,000	5.875		01/14/38	169,141
	(3M USD LIBOR + 3.330%)
	742,000	3.446	(b)(d)	12/29/49	725,580
	Hillenbrand, Inc.(d)
	154,000	3.750		03/01/31	152,845

					1,325,448

Multi-National(d)(e) – 0.6%
	Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	594,450

Oil Field Services – 2.7%
	Cenovus Energy, Inc.
	$45,000	5.375	(d)	07/15/25	50,948
	85,000	6.750		11/15/39	115,735
	Devon Energy Corp.(d)
	55,000	5.850		12/15/25	63,645
	EQT Corp.(d)(e)
	225,000	3.625		05/15/31	234,000
	Marathon Petroleum Corp.(d)
	50,000	3.800		04/01/28	54,944
	MEG Energy Corp.(d)(e)
	140,000	5.875		02/01/29	142,975
	Nabors Industries, Inc.(d)(e)
	322,000	9.000		02/01/25	332,465
	Noble Finance Co.(d)(h) (PIK 15.000%, Cash 11.000%)
	36,761	11.000		02/15/28	40,529
	Occidental Petroleum Corp.(d)
	200,000	5.550		03/15/26	222,000
	Sunoco LP/Sunoco Finance Corp.(d)
	135,000	4.500		05/15/29	136,856
	TechnipFMC PLC(d)(e)
	315,000	6.500		02/01/26	337,838
	Transocean Poseidon Ltd.(d)(e)
	80,000	6.875		02/01/27	79,600
	Transocean, Inc.(d)(e)
	798,000	11.500		01/30/27	821,940

Corporate Obligations – (continued)
Oil Field Services – (continued)
	USA Compression Partners LP/USA Compression Finance Corp.(d)
	223,000	6.875		04/01/26	231,363

					2,864,838

Packaging – 1.1%
	Berry Global, Inc.(d)(e)
	75,000	1.570		01/15/26	75,028
	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(d)(e)
	228,000	6.000		09/15/28	238,830
	Kleopatra Finco S.a.r.l.(d)(e)
EUR	100,000	4.250		03/01/26	113,395
	Kleopatra Holdings 2 SCA(d)(e)
	100,000	6.500		09/01/26	109,154
	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro(d)(e)
	$88,000	4.000		10/15/27	87,230
	Pactiv LLC
	285,000	8.375		04/15/27	325,256
	Sealed Air Corp.(e)
	113,000	6.875		07/15/33	148,030

					1,096,923

Pharmaceuticals(d) – 2.1%
	AbbVie, Inc.
	225,000	3.200		11/21/29	242,451
	AdaptHealth LLC(e)
	65,000	6.125		08/01/28	68,900
	120,000	4.625		08/01/29	119,700
	80,000	5.125		03/01/30	80,000
	Becton Dickinson & Co.
	175,000	3.700		06/06/27	193,478
	25,000	2.823		05/20/30	26,169
	Cigna Corp.
	400,000	2.400		03/15/30	406,732
	CVS Health Corp.
	100,000	3.250		08/15/29	107,531
	100,000	3.750		04/01/30	111,126
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(e)
	398,000	4.875		06/01/29	397,005
	Organon & Co./Organon Foreign Debt Co.-Issuer BV(e)
	210,000	5.125		04/30/31	220,500
	Prestige Brands, Inc.(e)
	210,000	3.750		04/01/31	202,650
	Zoetis, Inc.
	50,000	2.000		05/15/30	49,412

					2,225,654

Pipelines(d) – 3.9%
	CNX Midstream Partners LP(e)
	95,000	4.750		04/15/30	95,950
	CQP Holdco LP/BIP-V Chinook Holdco LLC(e)
	360,000	5.500		06/15/31	381,600
	DT Midstream, Inc.(e)
	235,000	4.375		06/15/31	242,050

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(d) – (continued)
	Energy Transfer LP
	$60,000	4.050%		03/15/25	$64,750
	175,000	5.250		04/15/29	205,011
	Global Partners LP/GLP Finance Corp.
	345,000	6.875		01/15/29	356,212
	ITT Holdings LLC(e)
	105,000	6.500		08/01/29	105,525
	MPLX LP
	135,000	4.000		03/15/28	149,280
	75,000	2.650		08/15/30	75,349
	NGL Energy Operating LLC/NGL Energy Finance Corp.(e)
	260,000	7.500		02/01/26	264,225
	NuStar Logistics LP
	145,000	6.000		06/01/26	156,600
	185,000	6.375		10/01/30	204,425
	ONEOK, Inc.
	50,000	6.350		01/15/31	64,079
	Plains All American Pipeline LP/PAA Finance Corp.
	150,000	3.800		09/15/30	159,903
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	225,000	5.500		08/15/22	220,500
	265,000	5.750		04/15/25	241,150
	Summit Midstream Partners LP(b)(i) (3M USD LIBOR + 7.430%)
	312,000	9.500		12/31/99	258,960
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e)
	50,000	6.000		12/31/30	51,250
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	95,000	5.375		02/01/27	98,325
	160,000	4.875		02/01/31	172,600
	415,000	4.000(e	)	01/15/32	427,969
	Venture Global Calcasieu Pass LLC(e)
	100,000	4.125		08/15/31	104,125

					4,099,838

Real Estate(d) – 0.5%
	ADLER Real Estate AG
EUR	200,000	3.000		04/27/26	202,394
	NE Property B.V.
	200,000	3.375		07/14/27	260,049
	Realogy Group LLC/Realogy Co-Issuer Corp.(e)
	$96,000	5.750		01/15/29	99,360

					561,803

Real Estate Investment Trust(d) – 1.0%
	Agree LP
	25,000	2.900		10/01/30	25,830
	Crown Castle International Corp.
	175,000	4.450		02/15/26	195,939
	150,000	3.300		07/01/30	159,915
	Duke Realty LP
	25,000	1.750		07/01/30	23,988
	Regency Centers LP
	60,000	2.950		09/15/29	62,999
	Spirit Realty LP
	60,000	4.000		07/15/29	66,472

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
	Trust Fibra Uno
	200,000	4.869		01/15/30	217,395
	VEREIT Operating Partnership LP
	55,000	4.875		06/01/26	62,981
	25,000	3.400		01/15/28	27,015
	50,000	2.850		12/15/32	51,931
	WP Carey, Inc.
	75,000	4.250		10/01/26	84,143
	60,000	3.850		07/15/29	66,484
	25,000	2.400		02/01/31	24,731

					1,069,823

Retailing – 4.1%
	1011778 BC ULC/New Red Finance, Inc.(d)(e)
	237,000	4.000		10/15/30	234,038
	Ambience Merger Sub, Inc.(d)(e)
	210,000	4.875		07/15/28	210,000
	205,000	7.125		07/15/29	206,025
	Beacon Roofing Supply, Inc.(d)(e)
	255,000	4.125		05/15/29	253,725
	Burlington Stores, Inc.
	79,000	2.250		04/15/25	115,553
	Carvana Co.(d)(e)
	90,000	5.500		04/15/27	92,250
	345,000	4.875		09/01/29	342,412
	Dollar Tree, Inc.(d)
	75,000	4.000		05/15/25	81,995
	eG Global Finance PLC(d)
EUR	250,000	4.375		02/07/25	289,547
	Foundation Building Materials, Inc.(d)(e)
	$95,000	6.000		03/01/29	93,100
	Group 1 Automotive, Inc.(d)(e)
	70,000	4.000		08/15/28	71,225
	GYP Holdings III Corp.(d)(e)
	115,000	4.625		05/01/29	115,903
	IRB Holding Corp.(d)(e)
	343,000	6.750		02/15/26	352,432
	Ken Garff Automotive LLC(d)(e)
	190,000	4.875		09/15/28	195,225
	LCM Investments Holdings II LLC(d)(e)
	290,000	4.875		05/01/29	296,956
	Lowe’s Cos., Inc.(d)
	225,000	1.700		10/15/30	215,291
	Penske Automotive Group, Inc.(d)
	189,000	3.750		06/15/29	190,890
	Specialty Building Products Holdings LLC/SBP Finance Corp.(d)(e)
	215,000	6.375		09/30/26	225,750
	SRS Distribution, Inc.(d)(e)
	100,000	6.125		07/01/29	103,000
	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)(e)
	210,000	5.000		06/01/31	216,825
	The Gap, Inc.(d)(e)
	100,000	3.625		10/01/29	100,250
	100,000	3.875		10/01/31	100,000

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
	Tractor Supply Co.(d)
	$75,000	1.750%	11/01/30	$72,019
	Yum! Brands, Inc.(d)(e)
	2,000	7.750	04/01/25	2,135
	88,000	4.750	01/15/30	95,040

				4,271,586

Semiconductors(d)(e) – 1.1%
	Broadcom, Inc.
	87,000	3.469	04/15/34	89,967
	423,000	3.137	11/15/35	419,633
	400,000	3.187	11/15/36	396,632
	NXP B.V./NXP Funding LLC/NXP USA, Inc.
	165,000	3.875	06/18/26	181,840
	100,000	3.400	05/01/30	108,337

				1,196,409

Software(d) – 1.5%
	Brunello Bidco SpA(e)
EUR	350,000	3.500	02/15/28	404,551
	Castle US Holding Corp.(e)
	$277,000	9.500	02/15/28	289,465
	Clarivate Science Holdings Corp.(e)
	226,000	3.875	07/01/28	225,717
	204,000	4.875	07/01/29	203,745
	Elastic NV(e)
	160,000	4.125	07/15/29	159,800
	Playtika Holding Corp.(e)
	213,000	4.250	03/15/29	213,799
	ServiceNow, Inc.
	125,000	1.400	09/01/30	117,314

				1,614,391

Telecommunication Services – 3.6%
	Altice France SA(d)(e)
EUR	100,000	2.125	02/15/25	112,800
	$374,000	5.500	10/15/29	369,325
	AT&T, Inc.(d)
	300,000	2.300	06/01/27	310,734
	75,000	1.650	02/01/28	74,311
	75,000	2.750	06/01/31	77,024
	202,000	2.550	12/01/33	198,760
	175,000	4.900	08/15/37	211,893
	25,000	5.150	11/15/46	31,699
	25,000	3.650	06/01/51	25,468
	25,000	3.500	09/15/53	24,754
	Bharti Airtel Ltd.(d)(e)
	360,000	3.250	06/03/31	360,009
	Frontier Communications Holdings LLC(d)(e)
	83,000	5.000	05/01/28	87,150
	Intelsat Jackson Holdings SA(d)(i)
	450,000	5.500	08/01/23	249,750
	Sprint Capital Corp.
	125,000	8.750	03/15/32	187,500
	T-Mobile USA, Inc.(d)
	150,000	3.750	04/15/27	165,264

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	T-Mobile USA, Inc.(d) – (continued)
	250,000	2.050	02/15/28	252,045
	200,000	3.875	04/15/30	220,960
	Telecom Italia SpA(d)
EUR	175,000	2.875	01/28/26	214,053
	Verizon Communications, Inc.
	$275,000	4.329	09/21/28	316,346
	275,000	3.150 (d)	03/22/30	294,167

				3,784,012

Transportation – 0.8%
	Cargo Aircraft Management, Inc.(d)(e)
	80,000	4.750	02/01/28	82,900
	MV24 Capital B.V.
	747,016	6.748	06/01/34	791,043
	XPO Logistics, Inc.(d)(e)
	3,000	6.250	05/01/25	3,154

				877,097

Trucking & Leasing(d)(e) – 0.3%
	Fortress Transportation & Infrastructure Investors LLC
	350,000	5.500	05/01/28	351,750

	TOTAL CORPORATE OBLIGATIONS
	(Cost $73,068,407)			$74,433,504

Mortgage-Backed Obligations – 4.0%
Collateralized Mortgage Obligations(j) – 1.0%
Interest Only – 1.0%
	FHLMC REMIC Series 4991, Class IE
	$581,010	5.000%	07/25/50	$79,868
	FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
	206,819	6.064	11/25/47	37,595
	FNMA REMIC Series 2020-60, Class KI
	424,158	2.000	09/25/50	45,280
	GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
	856,888	5.513	08/20/44	152,434
	GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
	219,290	6.113	09/20/48	38,457
	GNMA REMIC Series 2019-110, Class PS(b) (-1X 1M USD LIBOR + 6.050%)
	549,030	5.963	09/20/49	98,552
	GNMA REMIC Series 2019-153, Class EI
	698,862	4.000	12/20/49	98,638
	GNMA REMIC Series 2020-146, Class KI
	838,551	2.500	10/20/50	85,063
	GNMA REMIC Series 2020-173, Class AI
	684,170	2.500	11/20/50	33,981
	GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
	272,608	5.963	02/20/50	46,876
	GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
	418,719	5.963	04/20/50	74,425

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
	GNMA REMIC Series 2020-55, Class IO
	$1,037,423	3.500%		04/20/50	$136,489
	GNMA REMIC Series 2020-61, Class GI
	289,202	5.000		05/20/50	30,461
	GNMA REMIC Series 2020-7, Class GI
	113,510	4.000		01/20/50	12,815
	GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
	360,421	6.063		06/20/50	59,260

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$1,030,194

Federal Agencies(k) – 3.0%
GNMA – 1.0%
	$1,000,000	4.500%		TBA-30yr	$1,066,437

UMBS, 30 Year, Single Family – 2.0%
	1,000,000	2.000		TBA-30yr	1,002,563
	1,000,000	5.000		TBA-30yr	1,099,408

					2,101,971

	TOTAL FEDERAL AGENCIES				$3,168,408

	TOTAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $4,162,282)				$4,198,602

Asset-Backed Securities(b)(e) – 1.5%
Collateralized Loan Obligations – 1.5%
	Bain Capital Credit CLO Series 2019-1A, Class DR (3M USD LIBOR + 3.450%)
	$175,000	3.584%		04/19/34	$175,825
	Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
	200,000	4.406		01/15/32	195,689
	Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (3M USD LIBOR + 3.250%)
	600,000	3.384		04/20/31	600,424
	THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
	600,000	3.854		04/18/36	600,300

	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,566,000)				$1,572,238

Foreign Debt Obligations – 11.3%
Sovereign – 11.3%
	Benin Government International Bond(e)
EUR	260,000	4.875%		01/19/32	$299,665
	Dominican Republic
	$640,000	5.500		01/27/25	698,920
	200,000	5.950		01/25/27	224,500
	240,000	4.875(e	)	09/23/32	244,845
	Finance Department Government of Sharjah(e)
	200,000	4.000		07/28/50	177,500

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Jamaica Government International Bond
	400,000	7.875		07/28/45	554,950
	Kingdom of Bahrain(e)
	200,000	7.375		05/14/30	221,600
	Kingdom of Morocco(e)
	310,000	3.000		12/15/32	294,112
	Pakistan Government International Bond(e)
	250,000	6.000		04/08/26	247,527
	Pakistan Water & Power Development Authority
	200,000	7.500		06/04/31	197,820
	Perusahaan Penerbit SBSN Indonesia III
	550,000	4.150		03/29/27	614,384
	Republic of Abu Dhabi(e)
	200,000	3.875		04/16/50	228,600
	Republic of Angola(e)
	200,000	8.250		05/09/28	206,975
	Republic of Argentina(d)
	13,920	1.000		07/09/29	5,331
	455,900	0.500	(l)	07/09/30	166,404
	Republic of Armenia(e)
	330,000	3.600		02/02/31	311,602
	Republic of Belarus Ministry of Finance(e)
	200,000	5.875		02/24/26	187,000
	Republic Of Cameroon(e)
EUR	220,000	5.950		07/07/32	249,342
	Republic of Colombia(d)
	$200,000	4.125		05/15/51	172,350
	Republic of Ecuador(e)
	34,036	0.000	(g)	07/31/30	17,699
	40,000	5.000	(l)	07/31/30	33,500
	46,400	0.500	(l)	07/31/40	26,877
	Republic of Egypt
EUR	180,000	4.750		04/11/25	211,631
	200,000	4.750		04/16/26	231,960
	200,000	5.625		04/16/30	220,666
	$200,000	8.875	(e)	05/29/50	197,020
	Republic of Indonesia
EUR	100,000	1.100		03/12/33	112,070
	Republic of Ivory Coast(e)
	500,000	4.875		01/30/32	565,166
	Republic of Lebanon(i)
	$10,000	6.200		02/26/25	1,650
	10,000	6.750		11/29/27	1,650
	20,000	6.850		05/25/29	3,235
	110,000	6.650		02/26/30	18,150
	10,000	8.250		05/17/34	1,602
	Republic of Nigeria
	400,000	7.625		11/21/25	441,450
	Republic of Oman(e)
	320,000	6.250		01/25/31	341,600
	Republic of Paraguay
	200,000	4.700		03/27/27	221,163
	200,000	4.950	(d)	04/28/31	225,037
	Republic of Peru(d)
	400,000	2.783		01/23/31	396,450

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Romania
EUR	290,000	2.875%		03/11/29	$368,002
	30,000	2.625	(e)	12/02/40	32,318
	Republic of Senegal(e)
	200,000	5.375		06/08/37	227,905
	Republic of Turkey
	$200,000	6.125		10/24/28	197,538
	200,000	7.625		04/26/29	213,225
	200,000	6.500		09/20/33	191,250
	200,000	4.875		04/16/43	155,350
	Republic of Uzbekistan(e)
	200,000	3.700		11/25/30	193,200
	Russian Federation Bond
	200,000	4.750		05/27/26	224,912
	Ukraine Government Bond
	190,000	7.750		09/01/23	203,110
	200,000	7.750		09/01/24	216,350
	200,000	7.750		09/01/26	216,788
	United Mexican States
	540,000	4.500		04/22/29	606,420
	200,000	2.659	(d)	05/24/31	192,913

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $11,912,905)				$11,811,284

U.S. Treasury Obligation – 1.3%
	United States Treasury Notes
	$1,320,000	0.875%		09/30/26	$1,312,987
	(Cost $1,312,617)

Shares		Description			Value

Common Stocks(i) – 0.1%
Energy Equipment & Services – 0.1%
	811	Nabors Industries Ltd.			$78,245

Oil, Gas & Consumable Fuels – 0.0%
	1,293	Whiting Petroleum Corp.			75,524

	TOTAL COMMON STOCKS
	(Cost $155,907)				$153,769

Shares	Dividend Rate	Value

Investment Company(m) – 3.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,560,432	0.026%	$3,560,432
(Cost $3,560,432)

TOTAL INVESTMENTS – 102.5%
(Cost $106,052,104)		$107,416,876

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(2,580,895)

NET ASSETS – 100.0%		$104,835,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,168,408 which represents approximately 3.0% of the Fund’s net assets as of September 30, 2021.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CP	—Commercial Paper
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Trident TPI Holdings, due 09/15/28	$21,739	$21,762	$23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	USD	134,520	CAD	169,479	12/15/21	$714
	USD	6,974,359	EUR	5,894,686	11/24/21	138,946
	USD	74,897	NZD	105,519	12/15/21	2,097
	USD	95,837	SEK	823,718	12/15/21	1,671

TOTAL						$143,428

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	EUR	162,880	USD	193,308	12/15/21	$(4,325)
	JPY	8,701,302	USD	79,040	12/15/21	(800)

TOTAL						$(5,125)

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	32	12/31/21	$7,041,750	$(4,076)
5 Year U.S. Treasury Notes	14	12/31/21	1,718,391	(7,067)
10 Year U.S. Treasury Notes	4	12/21/21	526,437	(7)
20 Year U.S. Treasury Bonds	8	12/21/21	1,273,750	(34,013)

Total				$(45,163)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(6)	12/21/21	(1,146,375)	31,989
Ultra 10 Year U.S. Treasury Notes	(8)	12/21/21	(1,162,000)	17,289

Total				$49,278

TOTAL FUTURES CONTRACTS				$4,115

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
(0.250)	6M EURO	12/15/24	EUR	770	$(1,905)	$(4,395)	$2,490
(0.250)	6M EURO	12/15/25		200	87	(994)	1,081
(0.250)	6M EURO	12/15/26		670	3,539	(1,614)	5,153
0.000	6M EURO	12/15/28		470	(460)	(6,302)	5,842
0.000	6M EURO	12/15/31		1,970	43,659	3,239	40,420
0.500	6M EURO	12/15/41		180	657	(6,187)	6,844
0.250	6M EURO	12/15/51		20	1,627	613	1,014

TOTAL					$47,204	$(15,640)	$62,844
(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	11.39%	12/20/22	$60	$7,207	$6,014	$1,193
Protection Sold:
CDX.NA.HY Index 34	5.000	2.498	06/20/25	46	4,067	(1,358)	5,425
CDX.NA.IG Index 28	1.000	0.219	06/20/22	625	3,727	3,103	624
CDX.NA.IG Index 33	1.000	0.411	12/20/24	1,950	37,194	28,652	8,542
CDX.NA.IG Index 34	1.000	0.463	06/20/25	15,350	305,373	141,582	163,791
CDX.NA.IG Index 34	1.000	0.251	06/20/23	425	5,620	3,126	2,494

TOTAL					$363,188	$181,119	$182,069

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – 41.0%
Bank Loans(a) – 28.0%
Advertising(b) – 0.3%
	Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
	$466,723	3.584%	12/17/26	$465,556

Aerospace & Defense(b) – 1.4%
	ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
	636,218	6.750	03/19/26	637,809
	Brown Group Holding LLC (B+/B1) (3M LIBOR + 2.750%)
	654,067	3.250	06/07/28	653,250
	TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
	587,005	2.334	12/09/25	579,667

				1,870,726

Airlines(b) – 0.4%
	Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
	200,000	4.250	08/11/28	200,666
	United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
	398,000	4.500	04/21/28	400,444

				601,110

Auto Components(b) – 1.1%
	First Brands Group LLC (B/B1) (1M LIBOR + 5.000%)
	442,465	6.000	03/30/27	446,447
	Garrett LX I S.a.r.l. (B+/Ba2) (3M LIBOR + 3.250%)
	400,000	3.750	04/30/28	398,500
	Mavis Tire Express Services Corp. (B-/B2) (1M LIBOR + 4.000%)
	199,500	4.750	05/04/28	199,863
	Wheel Pros, LLC (B-/B2) (1M LIBOR + 4.500%)
	450,000	5.250	05/11/28	449,482

				1,494,292

Automotive(b) – 0.5%
	SRAM, LLC (BB-/B1) (6M LIBOR + 2.750%)
	429,545	3.250	05/12/28	428,828
	Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.250%)
	298,500	4.000	01/31/28	297,691

				726,519

Building & Construction – 0.5%
	DG Investment Intermediate Holdings 2, Inc. (B/B2)(b)
	(1M LIBOR + 3.750%)
	185,574	4.500	03/31/28	186,203
	(3M LIBOR + 3.750%)
	35,981	3.750	03/31/28	36,102
	KKR Apple Bidco LLC (CCC+/Caa1)(c)
	25,000	0.000	07/13/29	25,360
	KKR Apple Bidco, LLC (B+/B1)(c)
	400,000	3.500	09/22/28	399,428

				647,093

Building Materials(b) – 0.4%
	CP Atlas Buyer, Inc. (B-/B2) (3M LIBOR + 3.750%)
	299,500	4.250	11/23/27	298,377
	Potters Industries LLC (B/B2) (3M LIBOR + 4.000%)
	189,050	4.750	12/14/27	188,933

				487,310

Secured Debt Obligations – (continued)
Capital Goods-Others – 0.7%
	Engineered Machinery Holdings, Inc. (B-/B2)(b)
	(3M LIBOR + 3.750%)
EUR	125,000	3.750	05/05/28	144,455
	(3M LIBOR + 3.750%)
	$249,483	4.500	05/19/28	248,755
	Rough Country LLC (B-/B1)(b) (3M LIBOR + 3.500%)
	250,000	4.250	07/26/28	249,375
	Rough Country LLC (B-/B2) (3M LIBOR + 6.750%)
	100,000	7.500	07/26/29	99,625
	WIN Waste Innovations Holdings, Inc. (B+/B1)(b) (3M LIBOR + 2.750%)
	149,625	3.250	03/24/28	149,438

				891,648

Chemicals(b) – 1.0%
	Consolidated Energy Finance SA (B+/B1) (6M LIBOR + 2.500%)
	294,909	2.657	05/07/25	289,748
	Illuminate Buyer LLC (B+/B1) (1M LIBOR + 3.500%)
	804,701	3.585	06/30/27	803,027
	WR Grace & Co-Conn (CCC+/B3) (1M LIBOR + 3.750%)
	200,000	4.250	12/31/21	200,626

				1,293,401

Coal(b) – 0.3%
	Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	406,795	5.000	10/13/25	407,560

Commercial Services – 1.8%
	Allied Universal Holdco LLC (B/B2)(b) (3M LIBOR + 3.750%)
	672,075	4.250	05/12/28	672,377
	Amentum Government Services Holdings LLC (B/B1)(b) (3M LIBOR + 4.750%)
	348,250	5.500	01/29/27	350,252
	Anticimex International AB (NR/B2)(c)
	250,000	0.000	07/21/28	249,270
	CoreLogic, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	375,000	4.000	06/02/28	374,531
	Garda World Security Corp. (B/B1)(b) (1M LIBOR + 4.250%)
	382,008	4.340	10/30/26	382,295
	Holding Socotec (B/B2)(c)
EUR	100,000	0.000	06/02/28	115,971
	Holding Socotec (B/B2)(c)
	$275,000	4.380	06/02/28	274,541

				2,419,237

Consumer Cyclical Services(b) – 0.4%
	The Hertz Corp. (B+/B2) (1M LIBOR + 3.500%)
	504,328	4.000	06/30/28	504,409
	The Hertz Corp. (BB-/B2) (1M LIBOR + 3.500%)
	95,146	4.000	06/30/28	95,161

				599,570

Consumer Products – 0.7%
	Energizer Holdings, Inc. (BB/Ba1)(b) (1M LIBOR + 2.250%)
	174,125	2.750	12/22/27	173,907
	Hunter Fan Co. (B/B2)(b) (3M LIBOR + 5.000%)
	500,000	5.750	04/09/28	499,065

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Consumer Products – (continued)
Springs Windows Fashions LLC (B-/B2)(c)
$300,000	4.750%		10/06/28	$297,564

				970,536

Diversified Financial services(b) – 0.8%
CQP Holdco LP (B/B2) (1M LIBOR + 3.750%)
399,000	4.250		06/05/28	397,671
DRW Holdings LLC (BB-/B1) (1M LIBOR + 3.750%)
325,000	3.834		03/01/28	323,645
Edelman Financial Center LLC (B/B2) (1M LIBOR + 3.500%)
299,250	4.250		04/07/28	298,550

				1,019,866

Diversified Manufacturing(b) – 0.5%
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
661,173	6.500		08/01/24	661,338

Food & Beverage(b) – 0.2%
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
247,500	4.500		10/20/27	247,854

Health Care(b) – 2.3%
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.250%)
327,728	4.377		02/11/26	328,383
Bausch Health Cos., Inc. (BB/Ba2) (1M LIBOR + 3.000%)
252,770	3.084		06/02/25	252,391
Insulet Corp. (B+/Ba3) (1M LIBOR + 3.250%)
149,625	3.750		05/04/28	149,875
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
598,500	4.000		05/05/28	599,176
Kindred Healthcare LLC (B+/B3) (1M LIBOR + 4.500%)
753,775	4.625		07/02/25	753,775
Lonza Group AG (NR/NR) (3M LIBOR + 4.000%)
399,000	4.750		07/03/28	400,069
Onex TSG Intermediate Corp. (B/B2) (3M LIBOR + 4.750%)
299,250	5.500		02/28/28	301,420
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
300,000	3.835		11/16/25	299,439

				3,084,528

Home Construction(b) – 0.1%
Packers Holdings LLC (B-/B2) (3M LIBOR + 3.250%)
124,380	4.000		03/09/28	123,732

Insurance(b) – 0.4%
HUB International Ltd. (B/B2) (3M LIBOR + 2.750%)
548,229	2.875		04/25/25	542,692

Machinery(b) – 0.7%
Vertical Midco GmbH (B+/WR) (6M LIBOR + 3.500%)
994,760	4.404		07/30/27	996,143

Media – Cable(b) – 0.4%
DirecTV Financing LLC (BB/Ba3) (1M LIBOR + 5.000%)
595,000	5.750		07/22/27	595,184

Media – Non Cable – 1.1%
Allen Media LLC (NR/Ba3)
123,810	5.632	(c)	02/10/27	123,616
135,846	5.632	(c)	02/10/27	135,634

Secured Debt Obligations – (continued)
Media – Non Cable – (continued)
(3M LIBOR + 5.500%)
384,089	5.632	(b)	02/10/27	383,489
iHeartCommunications, Inc. (B+/B1)(b)
(1M LIBOR + 3.000%)
142,962	3.084		05/01/26	141,860
(1M LIBOR + 3.250%)
289,770	3.750		05/01/26	289,625
Taboola.com Ltd (BB-/B1)(b) (3M LIBOR + 4.000%)
400,000	4.500		08/17/28	397,000

				1,471,224

Metals & Mining(c) – 0.2%
Grinding Media Inc. (B/B2)
275,000	4.120		10/12/28	275,344

Oil Field Service(b) – 0.5%
Apergy Corp. (BBB-/Ba2) (3M LIBOR + 5.000%)
592,548	6.000		06/03/27	601,436

Packaging – 2.3%
Charter NEX US, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
324,185	4.500		12/01/27	324,743
Flex Acquisition Co., Inc. (B/B2)(b) (3M LIBOR + 3.500%)
537,742	4.000		02/23/28	536,473
Klockner-Pentaplast of America, Inc. (B/B2)(b) (6M LIBOR + 4.750%)
348,250	5.250		02/12/26	348,905
LABL, Inc. (B/B2)(b) (1M LIBOR + 4.000%)
505,115	4.085		07/01/26	504,483
Pretium PKG Holdings, Inc. (B-/B2)(c)
125,000	4.500		10/02/28	125,079
Pro Mach Group, Inc. (B-/B2)(c)
193,575	5.000		08/31/28	194,406
31,425	0.000		08/31/28	31,559
Reynolds Group Holdings, Inc. (B+/B1) (b) (3M LIBOR + 3.500%)
225,000	4.000		09/20/28	224,662
TricorBraun Holdings, Inc. (B-/B2)(b)
(1M LIBOR + 3.250%)
285,016	3.750		03/03/28	283,272
(3M LIBOR + 3.250%)
21,904	3.250		03/03/28	21,749
Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.000%)
507,429	4.000		10/17/24	506,653

				3,101,984

Pharmaceuticals(b) – 0.2%
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
297,750	4.750		10/01/27	298,185

Pipelines(b) – 0.7%
AL NGPL Holdings LLC (B+/Ba3) (3M LIBOR + 3.750%)
375,000	4.750		04/14/28	375,938
Centurion Pipeline Co. LLC (BB/B1) (1M LIBOR + 4.000%)
168,725	4.084		09/28/25	165,561
ITT Holdings LLC (BB/Ba2) (1M LIBOR + 2.750%)
450,000	3.250		07/10/28	449,064

				990,563

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Restaurant(b) – 0.2%
IRB Holding Corp. (B/B2) (3M LIBOR + 2.750%)
$298,454	3.750%	02/05/25	$297,925

Retailers(b) – 0.5%
AppLovin Corp. (B+/B1) (1M LIBOR + 3.250%)
248,087	3.334	08/15/25	247,660
BCPE Empire Holdings, Inc. (B-/B2) (1M LIBOR + 4.000%)
280,000	4.500	06/11/26	278,950
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.750%)
148,875	3.250	10/19/27	148,717

			675,327

Technology(b) – 0.9%
ICON Luxembourg S.a.r.l. (BB+/Ba1)
(3M LIBOR + 2.500%)
479,126	3.000	07/03/28	480,654
(3M LIBOR + 2.500%)
119,374	3.000	07/03/28	119,755
Ingram Micro, Inc. (BB-/B1) (3M LIBOR + 3.500%)
374,063	4.000	06/30/28	374,811
Syndigo LLC (B-/B2) (3M LIBOR + 4.500%)
224,438	5.250	12/15/27	224,998

			1,200,218

Technology – Hardware(b) – 0.3%
CommScope, Inc. (B/Ba3) (1M LIBOR + 3.250%)
338,773	3.336	04/06/26	336,727

Technology – Software – 4.6%
Ahead Data Blue LLC (NR/B1)(b) (3M LIBOR + 3.750%)
272,109	4.500	10/18/27	273,015
Camelot U.S. Acquisition 1 Co. (B/B1)(b)
(1M LIBOR + 3.000%)
572,089	3.084	10/30/26	570,418
(1M LIBOR + 3.000%)
99,250	4.000	10/30/26	99,467
Castle US Holding Corp. (B-/B3)(b) (3M LIBOR + 3.750%)
296,250	3.882	01/29/27	293,616
Cloudera, Inc. (B-/B2)(c)
450,000	0.000	10/08/28	449,159
ConnectWise, LLC (NR/B2)(c)
200,000	4.000	09/29/28	199,500
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
688,274	4.084	10/16/26	688,082
DCert Buyer, Inc. (CCC/Caa2)(b) (1M LIBOR + 7.000%)
125,000	7.084	02/16/29	125,911
Epicor Software Corp. (B-/B2)(b) (1M LIBOR + 3.250%)
544,500	4.000	07/30/27	544,255
Grab Holdings, Inc. (B-/B3)(b) (6M LIBOR + 4.500%)
199,000	5.500	01/29/26	200,658
Idera, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
398,000	4.500	03/02/28	397,753
Idera, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
30,000	7.500	03/02/29	30,000
Mitchell International, Inc. (B-/WR)(b) (1M LIBOR + 4.250%)
445,500	4.750	11/29/24	445,313

Secured Debt Obligations – (continued)
Technology – Software – (continued)
Panther Commercial Holdings LP (B-/B3)(b) (3M LIBOR + 4.250%)
274,313	4.750	01/07/28	274,998
Perforce Software, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
730,410	3.835	07/01/26	724,019
Virtusa Corp. (B+/B2) (b) (1M LIBOR + 3.750%)
298,500	4.500	02/11/28	298,873
VS Buyer LLC (B/B1)(b) (1M LIBOR + 3.000%)
541,750	3.084	02/28/27	541,073

			6,156,110

Telecommunications(b) – 1.2%
Endure Digital, Inc. (B-/B2) (6M LIBOR + 3.500%)
274,313	4.250	02/10/28	272,598
LogMeIn, Inc. (B-/B2) (1M LIBOR + 4.750%)
397,995	4.833	08/31/27	397,685
Poseidon Intermediate LLC (B/B2) (1M LIBOR + 4.000%)
124,684	4.084	08/18/25	124,631
PUG LLC (B-/B3)
(1M LIBOR + 3.500%)
672,030	3.584	02/12/27	656,627
(1M LIBOR + 4.250%)
125,000	4.750	02/12/27	124,844

			1,576,385

Transportation(b) – 0.4%
LaserShip, Inc. (B-/B2) (3M LIBOR + 4.500%)
275,000	5.250	05/07/28	275,228
MH Sub I LLC (B/B2) (1M LIBOR + 3.750%)
212,746	4.750	09/13/24	213,212

			488,440

TOTAL BANK LOANS			$37,615,763

Other Secured Debt Obligations – 13.0%
Airlines(d) – 0.9%
Air Canada (BB-/Ba2)(e)
$155,000	3.875%	08/15/26	$155,581
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
23,000	5.500	04/20/26	24,179
77,000	5.750	04/20/29	82,968
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(e)
295,000	5.750	01/20/26	309,012
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(e)
206,000	6.500	06/20/27	224,025
United Airlines, Inc. (BB-/Ba1)(e)
410,000	4.375	04/15/26	421,275

			1,217,040

Chemicals(d)(e) – 1.2%
Herens Holdco S.a.r.l. (B/B2)
200,000	4.750	05/15/28	200,500
INEOS Quattro Finance 2 PLC (BB/Ba3)
300,000	3.375	01/15/26	303,000
Unifrax Escrow Issuer Corp. (B-/B2)
145,000	5.250	09/30/28	146,813

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Chemicals(d)(e) – (continued)
WR Grace Holdings LLC (B/B3)
$939,000	4.875%		06/15/27	$969,517

				1,619,830

Commercial Services(d)(e) – 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)
297,000	6.625		07/15/26	313,335
Allied Universal Holdco LLC/Allied Universal Finance Corp/ Atlas Luxco 4 S.a.r.l. (B/B2)
640,000	4.625		06/01/28	636,000
APX Group, Inc. (B-/B1)
108,000	6.750		02/15/27	114,480
The ADT Security Corp. (BB-/Ba3)
634,000	4.125		08/01/29	628,453

				1,692,268

Distribution/Wholesale(d)(e) – 0.2%
Wolverine Escrow LLC (CCC+/Caa3)
275,000	8.500		11/15/24	255,063

Diversified Financial services(d)(e) – 0.5%
Mozart Debt Merger Sub, Inc. (B+/NR)
475,000	3.875		04/01/29	475,000
NFP Corp. (B/B1)
180,000	4.875		08/15/28	181,800

				656,800

Electric(d)(e) – 0.4%
Calpine Corp. (BB+/Ba2)
580,000	3.750		03/01/31	558,975

Energy-Alternate Sources(d)(e) – 0.1%
Renewable Energy Group, Inc. (BB/B2)
130,000	5.875		06/01/28	134,225

Entertainment(d)(e) – 0.2%
WMG Acquisition Corp. (BB+/Ba3)
197,000	3.000		02/15/31	192,321

Environmental(d)(e) – 0.3%
GFL Environmental, Inc. (BB-/Ba3)
393,000	3.500		09/01/28	395,456

(d)(e) – 0.2%
US Foods, Inc. (BB-/B3)
281,000	6.250		04/15/25	295,050

Health Care – Services(e) – 0.9%
Tenet Healthcare Corp. (NR/B1)(d)
156,000	4.625		09/01/24	159,510
Tenet Healthcare Corp. (B+/WR)
229,000	4.625		07/15/24	232,149
350,000	7.500	(d)	04/01/25	371,875
454,000	4.875	(d)	01/01/26	469,322

				1,232,856

Insurance(d)(e) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
365,000	4.250		02/15/29	360,894

Secured Debt Obligations – (continued)
Internet(d)(e) – 0.5%
Arches Buyer, Inc. (B/B1)
370,000	4.250		06/01/28	374,625
Cablevision Lightpath LLC (B+/B1)
272,000	3.875		09/15/27	266,560

				641,185

Iron/Steel(d)(e) – 0.2%
Cleveland-Cliffs, Inc. (BB-/Ba2)
250,000	6.750		03/15/26	266,250

Leisure Time(d)(e) – 0.2%
Carnival Corp. (BB-/B1)
180,000	9.875		08/01/27	207,900

Media(d)(e) – 1.2%
Scripps Escrow II, Inc. (BB-/Ba3)
625,000	3.875		01/15/29	627,344
Sinclair Television Group, Inc. (B+/Ba2)
470,000	4.125		12/01/30	459,425
UPC Holding B.V. (B/B3)
200,000	5.500		01/15/28	208,750
Urban One, Inc. (B-/B3)
125,000	7.375		02/01/28	134,062
Ziggo B.V. (B+/B1)
200,000	4.875		01/15/30	206,000

				1,635,581

Oil Field Service(d)(e) – 0.0%
Transocean Proteus Ltd. (B-/NR)
35,750	6.250		12/01/24	35,839

Oil, Gas & Consumable Fuels(e) – 0.5%
Noble Finance Co. (NR/NR)(f) (PIK 15.000%, Cash 11.000%)
52,296	11.000		02/15/28	57,656
Transocean Poseidon Ltd. (B-/Caa1)(d)
120,000	6.875		02/01/27	119,400
Transocean Sentry Ltd. (B-/Caa1)(d)
518,300	5.375		05/15/23	509,230

				686,286

Packaging(d)(e) – 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro (B+/B1)
186,000	4.000		10/15/27	184,373

Packaging & Containers(d)(e) – 0.1%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
185,000	4.375		10/15/28	185,925

Pharmaceuticals(d)(e) – 0.4%
Bausch Health Cos., Inc. (BB/Ba2)
125,000	5.500		11/01/25	126,875
200,000	4.875		06/01/28	207,000
Jazz Securities DAC (BB-/Ba2)
200,000	4.375		01/15/29	206,701

				540,576

Pipelines(e) – 0.9%
Cheniere Energy, Inc. (BB/Ba3)
385,000	4.625		10/15/28	404,731

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Pipelines(e) – (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC (B/B2)(d)
$315,000	5.500%	06/15/31	$333,900
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(d)
450,000	7.500	02/01/26	457,313

			1,195,944

Retailing(d)(e) – 1.3%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
383,000	4.375	01/15/28	388,266
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
621,000	4.000	10/15/30	613,237
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
50,000	5.750	04/15/25	52,500
PetSmart, Inc. (BB-/B1)
250,000	4.750	02/15/28	258,438
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B2)
336,000	6.375	09/30/26	352,800

			1,665,241

Software(d)(e) – 0.2%
Clarivate Science Holdings Corp. (B/B1)
285,000	3.875	07/01/28	284,644

Telecommunications(d)(e) – 0.9%
Altice France SA (B/B2)
348,000	7.375	05/01/26	360,942
425,000	5.125	01/15/29	418,094
475,000	5.500	10/15/29	469,062

			1,248,098

TOTAL OTHER SECURED DEBT OBLIGATIONS			$17,388,620

TOTAL SECURED DEBT OBLIGATIONS
(Cost $54,520,698)			$55,004,383

Unsecured Debt Obligations – 51.4%
Advertising(d)(e) – 0.7%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
$100,000	6.250%	06/15/25	$105,750
100,000	4.250	01/15/29	99,000
574,000	4.625	03/15/30	574,717
Terrier Media Buyer, Inc. (CCC+/Caa1)
201,000	8.875	12/15/27	212,558

			992,025

Aerospace & Defense(e) – 1.2%
Spirit AeroSystems, Inc. (CCC+/Caa1)
195,000	4.600	06/15/28	193,538
TransDigm UK Holdings PLC (B-/B3)
425,000	6.875	05/15/26	446,781
TransDigm, Inc. (NR/B3)
330,000	4.625	01/15/29	328,350
198,000	4.875	05/01/29	198,000

Unsecured Debt Obligations – (continued)
Aerospace & Defense(e) – (continued)
Triumph Group, Inc. (CCC-/Caa3)
428,000	7.750	08/15/25	422,650

			1,589,319

Automotive(e) – 1.7%
Allison Transmission, Inc. (NR/Ba2)(d)
224,000	3.750	01/30/31	217,840
Dana, Inc. (BB/B2)
325,000	5.625	06/15/28	348,563
165,000	4.250	09/01/30	170,363
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)
230,000	8.000	02/01/28	239,775
Ford Motor Co. (BB+/Ba2)
89,000	9.000	04/22/25	107,027
Ford Motor Credit Co. LLC (BB+/Ba2)
284,000	4.063	11/01/24	298,168
470,000	3.375	11/13/25	484,585
Meritor, Inc. (BB-/B1)(d)
196,000	6.250	06/01/25	206,290
Real Hero Merger Sub 2, Inc. (CCC/Caa2)(d)
55,000	6.250	02/01/29	56,925
Wheel Pros, Inc. (CCC/Caa2)(d)
160,000	6.500	05/15/29	155,200

			2,284,736

Banks(d)(e) – 0.4%
Freedom Mortgage Corp. (B/B2)
250,000	7.625	05/01/26	255,000
275,000	6.625	01/15/27	267,781

			522,781

Biotechnology(d)(e) – 0.1%
HCRX Investments Holdco LP (NR/B2)
105,000	4.500	08/01/29	105,788

Building Materials(d)(e) – 0.7%
APi Group DE, Inc. (B/B1)
295,000	4.125	07/15/29	289,100
Builders FirstSource, Inc. (BB-/Ba3)
203,000	5.000	03/01/30	217,210
CP Atlas Buyer, Inc. (CCC/Caa2)
265,000	7.000	12/01/28	265,663
Standard Industries, Inc. (BB-/B1)
191,000	5.000	02/15/27	197,341

			969,314

Chemicals(d)(e) – 1.9%
Ashland LLC (BB+/Ba1)
315,000	3.375	09/01/31	318,150
Axalta Coating Systems LLC (BB-/B1)
310,000	3.375	02/15/29	301,475
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750	06/15/27	190,777
Diamond BC BV (B/Caa1)
70,000	4.625	10/01/29	70,788
Element Solutions, Inc. (BB/B1)
294,000	3.875	09/01/28	297,675

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Chemicals(d)(e) – (continued)
Ingevity Corp. (NR/Ba3)
$505,000	3.875%	11/01/28	$503,737
The Chemours Co. (BB-/B1)
315,000	5.750	11/15/28	329,175
450,000	4.625	11/15/29	437,625
WR Grace Holdings LLC (CCC+/B3)
130,000	5.625	08/15/29	134,225

			2,583,627

Commercial Services(d)(e) – 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
95,000	6.000	06/01/29	94,050
APX Group, Inc. (CCC/Caa1)
310,000	5.750	07/15/29	304,575
HealthEquity, Inc. (B/B3)
68,000	4.500	10/01/29	69,105
Metis Merger Sub LLC (CCC/Caa2)
79,000	6.500	05/15/29	76,827
MPH Acquisition Holdings LLC (B-/B3)
260,000	5.750	11/01/28	244,400
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
260,000	5.625	10/01/28	269,425
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
360,000	4.625	11/01/26	375,300
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
297,000	5.000	02/01/25	304,054

			1,737,736

Computers(d)(e) – 0.7%
Austin BidCo, Inc. (CCC+/NR)
79,000	7.125	12/15/28	79,790
Booz Allen Hamilton, Inc. (BB-/Ba2)
453,000	3.875	09/01/28	464,891
87,000	4.000	07/01/29	89,284
Science Applications International Corp. (BB-/B1)
275,000	4.875	04/01/28	285,312

			919,277

Distribution & Wholesale(d)(e) – 0.5%
American Builders & Contractors Supply Co, Inc. (B+/B1)
310,000	3.875	11/15/29	307,675
BCPE Empire Holdings, Inc. (CCC/Caa2)
396,000	7.625	05/01/27	394,020

			701,695

Diversified Financial Services(e) – 2.7%
Coinbase Global, Inc. (BB+/Ba1)(d)
330,000	3.375	10/01/28	318,450
Global Aircraft Leasing Co. Ltd. (NR/B1)(d) (f) (PIK 7.250%, Cash 6.500%)
201,877	6.500	09/15/24	199,101
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(d)
200,000	5.000	08/15/28	202,785
LD Holdings Group LLC (B+/B2)(d)
205,000	6.500	11/01/25	204,488
210,000	6.125	04/01/28	197,925

Unsecured Debt Obligations – (continued)
Diversified Financial Services(e) – (continued)
Mozart Debt Merger Sub, Inc. (B-/NR)(d)
65,000	5.250	10/01/29	65,000
Nationstar Mortgage Holdings, Inc. (B+/B2)(d)
240,000	5.500	08/15/28	247,204
87,000	5.125	12/15/30	86,891
Navient Corp. (B+/Ba3)
444,000	4.875	03/15/28	449,550
NFP Corp. (CCC+/Caa2)(d)
453,000	6.875	08/15/28	459,795
OneMain Finance Corp. (BB-/Ba2)
264,000	8.875	06/01/25	286,110
PennyMac Financial Services, Inc. (BB-/B1)(d)
388,000	5.750	09/15/31	385,575
United Wholesale Mortgage LLC (NR/Ba3)(d)
265,000	5.500	04/15/29	257,713
United Wholesale Mortgage LLC (NR/Ba3)(d)
250,000	5.500	11/15/25	251,875

			3,612,462

Electrical(d)(e) – 0.9%
Clearway Energy Operating LLC (BB/Ba2)
246,000	4.750	03/15/28	259,223
NRG Energy, Inc. (BB+/Ba2)
102,000	3.375	02/15/29	100,725
271,000	3.625	02/15/31	266,257
Pike Corp. (CCC+/B3)
510,000	5.500	09/01/28	519,562

			1,145,767

Electrical Components & Equipment(d)(e) – 0.4%
Energizer Holdings, Inc. (B/B2)
310,000	4.375	03/31/29	306,900
Wesco Distribution, Inc. (BB-/B1)
204,000	7.125	06/15/25	218,280

			525,180

Engineering & Construction(e) – 0.6%
AECOM (BB-/Ba3)
446,000	5.125	03/15/27	493,945
Global Infrastructure Solutions, Inc. (BB-/B1)(d)
305,000	5.625	06/01/29	311,100

			805,045

Entertainment(d)(e) – 0.4%
Boyne USA, Inc. (B/B1)
140,000	4.750	05/15/29	144,200
Caesars Entertainment, Inc. (CCC+/Caa1)
180,000	4.625	10/15/29	183,150
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)
24,000	5.250	10/15/25	24,360
SeaWorld Parks & Entertainment, Inc. (B-/Caa1)
245,000	5.250	08/15/29	250,206

			601,916

Environmental(d)(e) – 0.4%
GFL Environmental, Inc. (B-/B3)
255,000	4.375	08/15/29	257,550

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Environmental(d)(e) – (continued)
Stericycle, Inc. (BB-/NR)
$284,000	3.875%		01/15/29	$285,775

				543,325

Food & Drug Retailing(d)(e) – 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
403,000	3.500		03/15/29	401,489
401,000	4.625		01/15/27	421,050
Performance Food Group, Inc. (B+/B2)
195,000	4.250		08/01/29	195,488
United Natural Foods, Inc. (CCC+/B3)
284,000	6.750		10/15/28	306,720
US Foods, Inc. (B+/Caa1)
365,000	4.750		02/15/29	373,212

				1,697,959

Forest Products&Paper(d)(e) – 0.2%
Clearwater Paper Corp. (BB-/Ba3)
285,000	4.750		08/15/28	292,838

Gaming(d)(e) – 0.4%
Boyd Gaming Corp. (B/Caa1)
250,000	8.625		06/01/25	271,250
275,000	4.750		06/15/31	283,594

				554,844

Healthcare Providers & Services(e) – 1.3%
Centene Corp. (BBB-/Ba1)
424,000	4.250		12/15/27	443,741
DaVita, Inc. (B+/Ba3)(d)
405,000	3.750		02/15/31	393,356
Encompass Health Corp. (B+/B1)
360,000	4.500		02/01/28	373,500
HCA, Inc. (BB-/Baa3)
399,000	3.500		09/01/30	422,441
Surgery Center Holdings, Inc. (CCC/Caa2)(d)
86,000	6.750		07/01/25	87,613

				1,720,651

Home Builders(e) – 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B+/B1)(d)
175,000	4.625		04/01/30	175,656
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B2)(d)
372,000	4.875		02/15/30	381,765
Century Communities, Inc. (BB-/Ba3)(d)
450,000	3.875		08/15/29	453,375
LGI Homes, Inc. (BB-/Ba2)(d)
220,000	4.000		07/15/29	218,900
Mattamy Group Corp. (BB/B1)(d)
298,000	4.625		03/01/30	304,705
Tri Pointe Homes, Inc. (BB-/Ba2)
308,000	5.250		06/01/27	333,025
68,000	5.700		06/15/28	73,950

				1,941,376

Unsecured Debt Obligations – (continued)
Household Products(d)(e) – 0.5%
Spectrum Brands, Inc. (B/B2)
637,000	3.875		03/15/31	641,778

Housewares(d)(e) – 0.2%
The Scotts Miracle-Gro Co. (B+/Ba3)
295,000	4.375		02/01/32	296,475

Insurance(d)(e) – 0.2%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
175,000	6.000		08/01/29	172,813
AssuredPartners, Inc. (CCC+/Caa2)
55,000	5.625		01/15/29	55,275

				228,088

Internet(d)(e) – 4.1%
Arches Buyer, Inc. (CCC+/Caa1)
45,000	6.125		12/01/28	45,675
Endure Digital, Inc. (CCC+/Caa2)
201,000	6.000		02/15/29	190,448
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
499,000	3.500		03/01/29	494,634
GrubHub Holdings, Inc. (BB-/B1)
1,265,000	5.500		07/01/27	1,312,437
Match Group Holdings II LLC (BB/Ba3)
241,000	5.000		12/15/27	252,146
492,000	4.625		06/01/28	513,525
248,000	5.625		02/15/29	266,910
653,000	4.125		08/01/30	679,936
Netflix, Inc. (BB+/Ba1)
204,000	3.625		06/15/25	216,750
Twitter, Inc. (BB+/Ba2)
277,000	3.875		12/15/27	294,312
Uber Technologies, Inc. (B-/B3)
625,000	7.500		05/15/25	666,406
270,000	6.250		01/15/28	288,563
290,000	4.500		08/15/29	290,725

				5,512,467

Iron/Steel(d)(e) – 0.2%
Cleveland-Cliffs, Inc. (NR/Ba3)
295,000	4.625		03/01/29	302,006

Leisure Time – 1.3%
Carnival Corp. (B/B2)(d)(e)
245,000	7.625		03/01/26	260,925
180,000	5.750		03/01/27	186,075
MajorDrive Holdings IV LLC (CCC+/Caa2)(d)(e)
183,000	6.375		06/01/29	177,968
NCL Corp. Ltd. (B-/Caa1)(d)(e)
135,000	3.625		12/15/24	127,744
33,000	5.875		03/15/26	33,825
NCL Finance Ltd. (B-/Caa1)(d)(e)
217,000	6.125		03/15/28	225,680
Royal Caribbean Cruises Ltd. (B/B2)
100,000	5.250		11/15/22	102,625
300,000	4.250	(d)(e)	07/01/26	293,250
305,000	5.500	(d)(e)	04/01/28	313,387

				1,721,479

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Lodging(d)(e) – 0.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)
$285,000	5.000%		06/01/29	$290,344
403,000	4.875		07/01/31	403,503

				693,847

Machinery – Construction & Mining(d)(e) – 0.2%
BWX Technologies, Inc. (BB/Ba3)
324,000	4.125		04/15/29	332,100

Machinery-Diversified(d)(e) – 0.4%
Mueller Water Products, Inc. (BB/Ba1)
134,000	4.000		06/15/29	138,355
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
450,000	7.750		04/15/26	459,000

				597,355

Media – 7.0%
Cable One, Inc. (BB-/B2)(d)(e)
533,000	4.000		11/15/30	531,001
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
1,330,000	4.750		03/01/30	1,388,187
425,000	4.250		02/01/31	431,375
655,000	4.250		01/15/34	648,450
CSC Holdings LLC (B+/B3)(d)(e)
1,141,000	5.750		01/15/30	1,162,394
682,000	4.625		12/01/30	644,490
DISH DBS Corp. (B-/B2)
450,000	7.375	(e)	07/01/28	477,562
315,000	5.125		06/01/29	307,913
GCI LLC (B/B3)(d)(e)
387,000	4.750		10/15/28	405,382
Gray Television, Inc. (B+/B3)(d)(e)
312,000	4.750		10/15/30	306,540
Nexstar Media, Inc. (B+/B2)(d)(e)
189,000	4.750		11/01/28	195,379
Sinclair Television Group, Inc. (CCC+/B2)(d)(e)
300,000	5.875		03/15/26	306,750
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
115,000	3.125		09/01/26	116,294
180,000	4.000		07/15/28	182,700
238,000	5.500		07/01/29	257,635
416,000	4.125		07/01/30	419,640
315,000	3.875		09/01/31	307,519
TEGNA, Inc. (BB/Ba3)(e)
79,000	4.750	(d)	03/15/26	82,358
1,030,000	5.000		09/15/29	1,060,900
Ziggo Bond Co. B.V. (B-/B3)(d)(e)
200,000	5.125		02/28/30	205,500

				9,437,969

Mining(d)(e) – 0.3%
Alcoa Nederland Holding B.V. (BB+/Ba1)
350,000	5.500		12/15/27	374,063

Miscellaneous Manufacturing(e) – 0.2%
Hillenbrand, Inc. (BB+/Ba1)
236,000	3.750		03/01/31	234,230

Unsecured Debt Obligations – (continued)
Oil Field Services(e) – 5.3%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(d)
502,000	6.250		04/01/28	518,942
California Resources Corp. (B+/B2)(d)
325,000	7.125		02/01/26	342,063
CNX Resources Corp. (BB-/B1)(d)
417,000	7.250		03/14/27	444,105
170,000	6.000		01/15/29	179,350
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)
821,000	5.625		10/15/25	839,472
180,000	5.000		05/01/29	187,200
Devon Energy Corp. (BBB-/Ba1)(d)
99,000	5.250		10/15/27	105,200
257,000	5.875		06/15/28	282,728
212,000	4.500		01/15/30	230,732
EQT Corp. (BB+/Ba1)(d)
250,000	3.625		05/15/31	260,000
MEG Energy Corp. (BB-/B3)(d)
155,000	5.875		02/01/29	158,294
Nabors Industries, Ltd. (CCC-/Caa1)(d)
895,000	7.500		01/15/28	848,012
Occidental Petroleum Corp. (BB/Ba2)
290,000	8.000		07/15/25	346,188
215,000	5.500		12/01/25	238,113
375,000	6.625		09/01/30	461,250
Southwestern Energy Co. (BB/NR)(d)
290,000	5.375		02/01/29	310,300
Southwestern Energy Co. (BB/Ba3)
290,000	5.375		03/15/30	311,750
TechnipFMC PLC (BB+/Ba1)(d)
445,000	6.500		02/01/26	477,263
Transocean, Inc. (CCC+/Caa3)(d)
575,000	11.500		01/30/27	592,250

				7,133,212

Packaging – 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(d)(e)
702,000	5.250		08/15/27	716,917
Pactiv LLC (B-/Caa1)
167,000	8.375		04/15/27	190,589
Trident TPI Holdings, Inc. (CCC+/Caa2)(d)(e)
526,000	9.250		08/01/24	552,300

				1,459,806

Pharmaceuticals – 1.2%
AdaptHealth LLC (B/B1)(d)(e)
165,000	6.125		08/01/28	174,900
75,000	4.625		08/01/29	74,813
100,000	5.125		03/01/30	100,000
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)(e)
316,000	4.875		06/01/29	315,210
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)(d)(e)
200,000	5.125		04/30/31	210,000

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Pharmaceuticals – (continued)
Prestige Brands, Inc. (B+/B2)(d)(e)
$191,000	5.125%	01/15/28	$200,072
215,000	3.750	04/01/31	207,475
Teva Pharmaceutical Finance Netherlands III B.V. (BB-/Ba2)
312,000	2.800	07/21/23	310,050

			1,592,520

Pipelines(e) – 2.7%
Cheniere Energy Partners LP (BB/Ba2)
669,000	4.500	10/01/29	713,321
DT Midstream, Inc. (BB+/Ba2)(d)
445,000	4.375	06/15/31	458,350
Global Partners LP/GLP Finance Corp. (B+/B2)
245,000	6.875	01/15/29	252,963
Hess Midstream Operations LP (BB+/Ba3)(d)
155,000	4.250	02/15/30	156,163
NuStar Logistics LP (BB-/Ba3)
240,000	5.750	10/01/25	258,600
375,000	6.000	06/01/26	405,000
Rattler Midstream LP (BBB-/Ba3)(d)
330,000	5.625	07/15/25	343,995
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)
220,000	6.000	12/31/30	225,500
445,000	6.000	09/01/31	448,337
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB+/Ba2)
295,000	4.875	02/01/31	318,231

			3,580,460

Real Estate(d)(e) – 0.3%
The Howard Hughes Corp. (BB-/Ba3)
229,000	4.125	02/01/29	229,573
229,000	4.375	02/01/31	230,145

			459,718

Real Estate Investment Trust(e) – 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(d)
189,000	4.625	06/15/25	203,647
SBA Communications Corp. (BB-/B1)(d)
174,000	3.125	02/01/29	167,475
Service Properties Trust (BB/Ba1)
73,000	7.500	09/15/25	81,938
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(d)
94,000	3.500	02/15/25	95,880
80,000	3.750	02/15/27	82,800

			631,740

Retailing(e) – 3.2%
Asbury Automotive Group, Inc. (BB/B1)
185,000	4.500	03/01/28	189,856
230,000	4.750	03/01/30	239,200
Beacon Roofing Supply, Inc. (B-/B2)(d)
290,000	4.125	05/15/29	288,550
Carvana Co. (CCC+/Caa2)(d)
100,000	5.500	04/15/27	102,500

Unsecured Debt Obligations – (continued)
Retailing(e) – (continued)
Carvana Co. (CCC+/Caa2)(d) – (continued)
290,000	5.875	10/01/28	300,512
480,000	4.875	09/01/29	476,400
Group 1 Automotive, Inc. (BB+/Ba2)(d)
225,000	4.000	08/15/28	228,938
GYP Holdings III Corp. (B/B2)(d)
130,000	4.625	05/01/29	131,021
Ken Garff Automotive LLC (BB-/B1)(d)
305,000	4.875	09/15/28	313,387
LCM Investments Holdings II LLC (BB-/B2)(d)
435,000	4.875	05/01/29	445,331
20,000	4.875	05/01/29	20,500
Lithia Motors, Inc. (BB+/Ba2)(d)
175,000	3.875	06/01/29	182,000
345,000	4.375	01/15/31	369,150
Murphy Oil USA, Inc. (BB+/Ba2)(d)
60,000	3.750	02/15/31	60,375
Penske Automotive Group, Inc. (BB-/Ba3)
234,000	3.750	06/15/29	236,340
SRS Distribution, Inc. (CCC/Caa2)(d)
115,000	6.125	07/01/29	118,450
The Gap, Inc. (BB/Ba3)(d)
115,000	3.625	10/01/29	115,288
115,000	3.875	10/01/31	115,000
Yum! Brands, Inc. (BB-/Ba3)
349,000	3.625	03/15/31	352,054

			4,284,852

Semiconductors(d)(e) – 0.2%
Qorvo, Inc. (BBB-/Ba1)
210,000	3.375	04/01/31	221,025

Software(d)(e) – 1.2%
Castle US Holding Corp. (CCC/Caa2)
64,000	9.500	02/15/28	66,880
Clarivate Science Holdings Corp. (CCC+/Caa1)
256,000	4.875	07/01/29	255,680
Fair Isaac Corp. (BB+/Ba2)
343,000	4.000	06/15/28	351,575
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	261,056
Playtika Holding Corp. (B/B2)
243,000	4.250	03/15/29	243,911
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
383,000	3.875	02/01/29	383,000

			1,562,102

Telecommunication Services(d)(e) – 1.1%
Level 3 Financing, Inc. (BB/Ba3)
375,000	4.250	07/01/28	379,687
246,000	3.750	07/15/29	238,928
ViaSat, Inc. (B/Caa1)
824,000	5.625	09/15/25	832,240

			1,450,855

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Transportation(d)(e) – 0.3%
Cargo Aircraft Management, Inc. (BB/Ba3)
$342,000	4.750%	02/01/28	$354,398

TOTAL UNSECURED DEBT OBLIGATIONS
(Cost $67,055,380)			$68,950,206

Shares	Description	Value

Common Stocks*(g) – 0.6%
Energy Equipment & Services – 0.5%
23,758	Noble Corp.	$642,892

Oil, Gas & Consumable Fuels – 0.1%
1,141,924	Prairie Provident Resources, Inc.	90,157

TOTAL COMMON STOCKS
(Cost $3,229,471)		$733,049

Shares	Dividend Rate	Value

Investment Company(h) – 7.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,842,750	0.026%	$9,842,750
(Cost $9,842,750)

TOTAL INVESTMENTS – 100.3% (Cost $134,648,299)		$134,530,388

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(343,098)

NET ASSETS – 100.0%		$134,187,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
BCPE Empire Holdings, Inc. (B-/B2), due 06/11/26	$145,000	$144,456	$(544)
DG Investment Intermediate Holdings 2, Inc. (NR/NR), due 03/31/28	2,981	2,991	11
TricorBraun Holdings, Inc. (NR/NR), due 03/03/28	42,311	42,072	(260)

TOTAL	$190,292	$189,519	$(793)

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	147,093	EUR	124,397	11/24/21	$2,844

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.500%	3M LIBOR	12/15/28	$3,310	$(28,468)	$(76,318)	$47,850

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:

CDX.NA.HY Index 37	(5.000)%	3.005%	12/20/26	$25,000	$(2,335,694)	$(2,414,599)	$78,905

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 37	—CDX North America High Yield Index 37
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 3.0%
Aerospace & Defense(b) – 0.3%
	ADS Tactical, Inc. (3M LIBOR + 5.750%)
	$2,340,000	6.750%	03/19/26	$2,345,850

Building Materials – 0.3%
	CPG International, Inc.(b) (3M LIBOR + 2.500%)
	1,580,669	3.250	05/05/24	1,580,385
	KKR Apple Bidco, LLC(c)
	1,350,000	3.500	09/22/28	1,348,069

				2,928,454

Chemicals(b) – 0.4%
	Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
	2,287,350	3.340	05/15/24	2,282,340
	Starfruit Finco B.V. (1M LIBOR + 2.750%)
	1,397,100	2.832	10/01/25	1,386,971

				3,669,311

Consumer Cyclical Services – 0.4%
	Asurion LLC(b) (1M LIBOR + 3.250%)
	2,661,118	3.334	12/23/26	2,620,243
	The Hertz Corp. (1M LIBOR + 3.500%)
	1,050,518	4.000	06/30/28	1,050,686
	(1M LIBOR + 3.500%)
	198,220	4.000	06/30/28	198,252

				3,869,181

Food & Drug Retailing(b) – 0.1%
	B&G Foods, Inc. (1M LIBOR + 2.500%)
	454,208	2.584	10/10/26	453,831

Healthcare Providers & Services(b) – 0.1%
	Sotera Health Holdings, LLC (1M LIBOR + 2.750%)
	850,000	3.250	12/11/26	847,170

Media – Cable(b) – 0.2%
	CSC Holdings LLC (1M LIBOR + 2.250%)
	1,949,109	2.334	07/17/25	1,919,873

Media – Non Cable – 0.3%
	Getty Images, Inc.(b) (1M LIBOR + 4.500%)
	916,202	4.625	02/19/26	914,864
	iHeartCommunications, Inc.(c) (1M LIBOR + 3.000%)
	1,300,000	3.087	05/01/26	1,289,977
	Terrier Media Buyer, Inc.(b) (1M LIBOR + 3.500%)
	491,288	3.584	12/17/26	490,060

				2,694,901

Restaurants(b) – 0.2%
	IRB Holding Corp. (3M LIBOR + 2.750%)
	1,343,041	3.750	02/05/25	1,340,664

Technology – Software/Services(b) – 0.7%
	Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
	2,860,443	3.084	10/30/26	2,852,090
	Grab Holdings, Inc. (6M LIBOR + 4.500%)
	796,000	5.500	01/29/26	802,631
	The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
	906,500	3.834	05/04/26	907,787

Bank Loans(a) – (continued)
Technology – Software/Services(b) – (continued)
	Travelport Finance (Luxembourg) S.a.r.l. (-1X 3M LIBOR + 8.750%)
	1,929,856	3.500	02/28/25	2,000,161

				6,562,669

	TOTAL BANK LOANS
	(Cost $26,476,472)			$26,631,904

Corporate Obligations – 25.8%
Advertising(d)(e) – 0.2%
	Outfront Media Capital LLC/Outfront Media Capital Corp.
	$665,000	5.000%	08/15/27	$682,456
	Terrier Media Buyer, Inc.
	800,000	8.875	12/15/27	846,000

				1,528,456

Aerospace & Defense(e) – 0.5%
	The Boeing Co.
	2,200,000	5.150	05/01/30	2,582,976
	TransDigm, Inc.
	1,250,000	5.500	11/15/27	1,287,500
	Triumph Group, Inc.
	450,000	7.750	08/15/25	444,375

				4,314,851

Automotive – 0.5%
	Clarios Global LP/Clarios US Finance Co.(d)(e)
	1,570,000	8.500	05/15/27	1,670,088
	Dana, Inc.(e)
	515,000	5.375	11/15/27	543,325
	Ford Motor Co.(e)
	1,666,000	9.000	04/22/25	2,003,453
	Ford Motor Credit Co. LLC
	542,000	3.813	10/12/21	541,997

				4,758,863

Banks – 1.3%
	ABN AMRO Bank NV(b)(e) (-1x 5 Year EUR Swap + 4.674%)
EUR	800,000	4.375	12/31/99	995,023
	AIB Group PLC(b)(e) (-1x 5 Year EUR Swap + 6.629%)
	725,000	6.250	12/31/99	935,718
	Banco do Brasil SA(b)(e) (10 Year CMT + 4.398%)
	$1,550,000	6.250	10/29/49	1,542,250
	Banco Santander SA(b)(e) (-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375	12/31/99	967,222
	CaixaBank SA(b)(e) (-1X 5 Year EUR Swap + 6.346%)
	600,000	5.875	12/31/99	799,261
	Commerzbank AG(b)(e) (-1x 5 Year EUR Swap + 6.363%)
	600,000	6.125	03/31/99	761,905
	Credit Suisse Group AG(b)(d)(e) (5 Year CMT + 4.889%)
	$1,625,000	5.250	12/31/99	1,700,156
	Erste Group Bank AG(b)(e) (5 Year EUR Swap + 6.204%)
EUR	800,000	6.500	12/31/99	1,027,456

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Intesa Sanpaolo SpA(b)(e) (5 Year EUR Swap + 7.192%)
EUR	650,000	7.750%		12/29/49	$918,571
	QNB Finance Ltd.
	$230,000	3.500		03/28/24	243,598
	Societe Generale SA(b)(e) (5 Year USD Swap + 3.929%)
	450,000	6.750		12/31/99	506,812
	Turkiye Vakiflar Bankasi TAO
	200,000	8.125		03/28/24	214,788
	270,000	5.250(d)		02/05/25	264,904
	530,000	6.500	(d)	01/08/26	540,600

					11,418,264

Building Materials(e) – 0.3%
	Cemex SAB de CV(d)
	200,000	7.375		06/05/27	221,548
	350,000	5.200		09/17/30	375,918
	Griffon Corp.
	527,000	5.750		03/01/28	555,985
	Summit Materials LLC/Summit Materials Finance Corp.(d)
	520,000	6.500		03/15/27	545,350
	738,000	5.250		01/15/29	773,977

					2,472,778

Chemicals – 0.8%
	Ingevity Corp.(d)(e)
	1,025,000	3.875		11/01/28	1,022,437
	OCI NV(d)(e)
	877,000	5.250		11/01/24	901,118
	OCP SA(d)(e)
	200,000	3.750		06/23/31	199,500
	430,000	5.125		06/23/51	424,974
	Sasol Financing International Ltd.
	4,008,000	4.500		11/14/22	4,103,190
	The Chemours Co.(e)
	550,000	5.375		05/15/27	591,250

					7,242,469

Commercial Services – 1.4%
	Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(e)
	1,500,000	6.625		07/15/26	1,582,500
	1,345,000	9.750		07/15/27	1,461,006
	DP World Crescent Ltd.
	200,000	4.848		09/26/28	227,750
	200,000	3.875		07/18/29	215,350
	DP World PLC.
	200,000	5.625		09/25/48	246,250
	Herc Holdings, Inc.(d)(e)
	2,330,000	5.500		07/15/27	2,440,675
	Prime Security Services Borrower LLC/Prime Finance, Inc.(d)(e)
	1,210,000	6.250		01/15/28	1,249,325
	Sabre GLBL, Inc.(d)(e)
	1,062,000	9.250		04/15/25	1,222,627
	The Nielsen Co. Luxembourg S.a.r.l.(d)(e)
	1,485,000	5.000		02/01/25	1,520,269
	United Rentals North America, Inc.(e)
	1,070,000	3.875		02/15/31	1,096,750

Corporate Obligations – (continued)
Commercial Services – (continued)
	Verscend Escrow Corp.(d)(e)
	970,000	9.750		08/15/26	1,023,350

					12,285,852

Computers(e) – 1.0%
	Booz Allen Hamilton, Inc.(d)
	1,355,000	3.875		09/01/28	1,390,569
	Dell International LLC/EMC Corp.
	5,625,000	6.020		06/15/26	6,708,712
	KBR, Inc.(d)
	1,257,000	4.750		09/30/28	1,278,998

					9,378,279

Distribution & Wholesale(d)(e) – 0.2%
	Univar Solutions USA, Inc.
	550,000	5.125		12/01/27	578,187
	Wolverine Escrow LLC
	455,000	8.500		11/15/24	422,013
	455,000	9.000		11/15/26	417,463

					1,417,663

Diversified Financial Services – 1.0%
	AerCap Holdings NV(b)(e) (5 Year CMT + 4.535%)
	985,000	5.875		10/10/79	1,030,560
	Global Aircraft Leasing Co. Ltd.(d)(e)(f)(PIK 7.250%, Cash 6.500%)
	3,409,358	6.500		09/15/24	3,362,479
	Navient Corp.
	400,000	6.750		06/25/25	437,000
	2,680,000	5.625		08/01/33	2,556,050
	OneMain Finance Corp.(e)
	228,000	5.375		11/15/29	246,525
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)(e)
	1,324,000	3.875		03/01/31	1,323,550

					8,956,164

Electrical(d)(e) – 0.4%
	Calpine Corp.
	235,000	4.500		02/15/28	239,700
	1,915,000	4.625		02/01/29	1,881,487
	Talen Energy Supply LLC
	1,125,000	6.625		01/15/28	1,049,063

					3,170,250

Energy-Alternate Sources(d)(e) – 0.0%
	Greenko Dutch B.V.
	197,000	3.850		03/29/26	200,177

Engineering & Construction(e) – 0.3%
	Mexico City Airport Trust
	200,000	4.250		10/31/26	212,525
	320,000	4.250(d)		10/31/26	340,040
	310,000	3.875(d)		04/30/28	320,036
	200,000	5.500(d)		10/31/46	202,913
	1,675,000	5.500		07/31/47	1,702,219
	270,000	5.500	(d)	07/31/47	274,387

					3,052,120

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(d)(e) – 0.4%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
$703,000	5.500%	05/01/25	$731,120
Live Nation Entertainment, Inc.
1,400,000	6.500	05/15/27	1,536,500
Motion Bondco DAC
1,010,000	6.625	11/15/27	1,025,150

			3,292,770

Environmental(d)(e) – 0.3%
Waste Pro USA, Inc.
2,825,000	5.500	02/15/26	2,853,250

Food & Drug Retailing(e) – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(d)
500,000	7.500	03/15/26	540,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(d)
875,000	4.625	01/15/27	918,750
577,000	4.875	02/15/30	620,996
B&G Foods, Inc.
2,005,000	5.250	04/01/25	2,057,631
475,000	5.250	09/15/27	495,781
BRF SA
362,000	4.875	01/24/30	362,796
Kraft Heinz Foods Co.
1,990,000	5.000	07/15/35	2,449,391
734,000	4.375	06/01/46	839,703
1,300,000	4.875	10/01/49	1,585,649
Lamb Weston Holdings, Inc.(d)
1,195,000	4.875	05/15/28	1,317,488
Performance Food Group, Inc.(d)
358,000	6.875	05/01/25	379,033
1,900,000	5.500	10/15/27	1,978,375

			13,545,593

Forest Products&Paper(e) – 0.1%
Mercer International, Inc.
1,040,000	5.500	01/15/26	1,060,800

Gaming(d)(e) – 0.2%
Station Casinos LLC
2,153,000	4.500	02/15/28	2,179,913

Healthcare Providers & Services(e) – 0.9%
Centene Corp.
850,000	3.375	02/15/30	879,784
DaVita, Inc.(d)
2,425,000	3.750	02/15/31	2,355,281
Encompass Health Corp.
1,100,000	4.500	02/01/28	1,141,250
Envision Healthcare Corp.(d)
1,175,000	8.750	10/15/26	954,688
Select Medical Corp.(d)
1,200,000	6.250	08/15/26	1,263,000
Tenet Healthcare Corp.(d)
1,568,000	6.125	10/01/28	1,646,400

			8,240,403

Corporate Obligations – (continued)
Insurance(d)(e) – 0.7%
Acrisure LLC/Acrisure Finance, Inc.
2,555,000	7.000	11/15/25	2,599,712
GTCR AP Finance, Inc.
1,375,000	8.000	05/15/27	1,447,188
HUB International Ltd.
208,000	7.000	05/01/26	214,760
USI, Inc.
2,250,000	6.875	05/01/25	2,289,375

			6,551,035

Internet – 1.3%
GrubHub Holdings, Inc.(d)(e)
2,530,000	5.500	07/01/27	2,624,875
Match Group Holdings II LLC(d)(e)
2,597,000	4.625	06/01/28	2,710,619
Netflix, Inc.
2,820,000	5.500	02/15/22	2,858,775
Prosus NV(d)(e)
850,000	3.680	01/21/30	878,315
600,000	4.027	08/03/50	559,500
Tencent Holdings Ltd.(e)
200,000	3.595	01/19/28	213,696
Twitter, Inc.(d)(e)
920,000	3.875	12/15/27	977,500
Uber Technologies, Inc.(d)(e)
430,000	8.000	11/01/26	456,875

			11,280,155

Investment Companies – 0.2%
Huarong Finance 2017 Co. Ltd.
1,475,000	4.750(e)	09/15/24	1,532,156
250,000	4.250	11/07/27	230,625
Huarong Finance II Co. Ltd.
200,000	4.625	06/03/26	191,000

			1,953,781

Iron/Steel(e) – 0.1%
Cleveland-Cliffs, Inc.
585,000	5.875	06/01/27	606,938

Lodging(e) – 0.4%
Hilton Domestic Operating Co., Inc.
110,000	5.375(d)	05/01/25	114,813
2,897,000	4.875	01/15/30	3,107,032

			3,221,845

Machinery – Construction & Mining(d)(e) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000	04/01/26	604,550

Machinery-Diversified(d)(e) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750	04/15/26	1,142,400

Media – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(e)
2,395,000	4.250	02/01/31	2,430,925
CSC Holdings LLC(d)(e)
1,000,000	5.750	01/15/30	1,018,750
1,320,000	3.375	02/15/31	1,222,650

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Cumulus Media New Holdings, Inc.(d)(e)
	$1,278,000	6.750%		07/01/26	$1,322,730
	Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(e)
	875,000	5.375		08/15/26	577,500
	2,340,000	6.625		08/15/27	1,035,450
	DISH DBS Corp.
	1,540,000	5.875		07/15/22	1,584,275
	470,000	5.875		11/15/24	505,250
	450,000	7.750		07/01/26	508,500
	1,140,000	7.375(e)		07/01/28	1,209,825
	iHeartCommunications, Inc.(e)
	430,000	8.375		05/01/27	459,025
	Nexstar Media, Inc.(d)(e)
	1,350,000	5.625		07/15/27	1,427,625
	Scripps Escrow II, Inc.(d)(e)
	600,000	5.375		01/15/31	589,500
	Scripps Escrow, Inc.(d)(e)
	1,555,000	5.875		07/15/27	1,588,044
	UPC Holding B.V.(d)(e)
	465,000	5.500		01/15/28	485,344
	Virgin Media Secured Finance PLC(d)(e)
	2,575,000	5.500		05/15/29	2,723,062

					18,688,455

Mining – 0.6%
	Alcoa Nederland Holding B.V.(d)(e)
	1,120,000	5.500		12/15/27	1,197,000
	Constellium SE(d)(e)
	485,000	5.625		06/15/28	508,644
	First Quantum Minerals Ltd.(d)(e)
	2,121,000	7.250		04/01/23	2,158,117
	Novelis Corp.(d)(e)
	950,000	4.750		01/30/30	998,687
	Vedanta Resources Ltd.
	310,000	7.125		05/31/23	296,593
	300,000	6.125	(e)	08/09/24	267,900

					5,426,941

Multi-National(d)(e) – 0.2%
	The African Export-Import Bank
	550,000	2.634		05/17/26	562,216
	850,000	3.798		05/17/31	881,441

					1,443,657

Oil Field Services – 2.5%
	Apache Corp.(e)
	555,000	4.625		11/15/25	595,238
	EQT Corp.(d)(e)
	1,440,000	3.625		05/15/31	1,497,600
	Gazprom PJSC Via Gaz Capital SA(d)
	4,280,000	5.150		02/11/26	4,766,315
	Gazprom PJSC Via Gaz Finance PLC(d)
	240,000	3.250		02/25/30	238,695
	KazMunayGas National Co JSC
	990,000	5.375		04/24/30	1,168,200

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Lukoil Securities B.V.
	1,290,000	3.875(d)		05/06/30	1,354,951
	680,000	3.875		05/06/30	714,000
	MEG Energy Corp.(d)(e)
	490,000	7.125		02/01/27	514,500
	Nabors Industries Ltd.(d)(e)
	520,000	7.250		01/15/26	503,100
	Occidental Petroleum Corp.(e)
	1,410,000	8.000		07/15/25	1,683,187
	1,100,000	6.625		09/01/30	1,353,000
	Petroleos de Venezuela SA(g)
	137,050,000	6.000		10/28/22	4,796,750
	Qatar Petroleum(d)(e)
	900,000	3.125		07/12/41	899,820
	900,000	3.300		07/12/51	906,007
	Transocean, Inc.(d)(e)
	905,000	11.500		01/30/27	932,150
	USA Compression Partners LP/USA Compression Finance Corp.(e)
	545,000	6.875		04/01/26	565,438

					22,488,951

Packaging(e) – 1.0%
	ARD Finance SA(f)
	(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	691,388
	(PIK 7.250%, Cash 6.500%)
	$2,400,000	6.500(d)		06/30/27	2,550,000
	Berry Global, Inc.(d)
	889,000	4.500		02/15/26	904,557
	Flex Acquisition Co., Inc.(d)
	1,095,000	6.875		01/15/25	1,104,581
	480,000	7.875		07/15/26	502,800
	LABL, Inc.(d)
	450,000	6.750		07/15/26	472,500
	465,000	10.500		07/15/27	501,038
	Sealed Air Corp.(d)
	500,000	4.000		12/01/27	532,500
	Trivium Packaging Finance B.V.(d)
	875,000	5.500		08/15/26	915,469
	645,000	8.500		08/15/27	689,344

					8,864,177

Pharmaceuticals(d)(e) – 0.2%
	Bausch Health Cos., Inc.
	1,050,000	5.250		01/30/30	979,125
	Par Pharmaceutical, Inc.
	480,000	7.500		04/01/27	489,600

					1,468,725

Pipelines – 1.3%
	Buckeye Partners LP(e)
	1,145,000	4.350		10/15/24	1,197,956
	1,962,000	3.950		12/01/26	2,001,240
	Cheniere Energy Partners LP(e)
	2,000,000	4.500		10/01/29	2,132,500

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.(d)
$240,000	2.625%	03/31/36	$235,800
430,000	3.250	09/30/40	434,085
Galaxy Pipeline Assets Bidco, Ltd.
2,890,000	2.940	09/30/40	2,880,925
Genesis Energy LP/Genesis Energy Finance Corp.(e)
2,620,000	7.750	02/01/28	2,616,725
Global Partners LP/GLP Finance Corp.(e)
445,000	7.000	08/01/27	461,688

			11,960,919

Real Estate(e) – 0.1%
Country Garden Holdings Co. Ltd.
230,000	3.300	01/12/31	209,631
Sunac China Holdings Ltd.
200,000	7.000	07/09/25	159,500
Yuzhou Group Holdings Co. Ltd.
200,000	6.000	10/25/23	154,000
200,000	7.700	02/20/25	143,000
Zhenro Properties Group Ltd.
200,000	6.700	08/04/26	164,000

			830,131

Real Estate Investment Trust(e) – 0.7%
Iron Mountain, Inc.(d)
2,085,000	5.250	07/15/30	2,212,706
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,432,645
Starwood Property Trust, Inc.
665,000	5.000	12/15/21	666,663
VICI Properties LP/VICI Note Co., Inc.(d)
718,000	3.500	02/15/25	732,360

			6,044,374

Retailing(e) – 0.7%
Asbury Automotive Group, Inc.
123,000	4.500	03/01/28	126,229
CK Hutchison International 21 Ltd.(d)
200,000	2.500	05/08/30	202,778
230,000	2.500	04/15/31	231,838
eG Global Finance PLC(d)
1,413,000	6.750	02/07/25	1,444,792
1,000,000	8.500	10/30/25	1,045,000
Group 1 Automotive, Inc.(d)
631,000	4.000	08/15/28	642,043
LCM Investments Holdings II LLC(d)
810,000	4.875	05/01/29	829,237
Penske Automotive Group, Inc.
1,750,000	3.500	09/01/25	1,798,125
Yum! Brands, Inc.(d)
72,000	7.750	04/01/25	76,860

			6,396,902

Semiconductors(d)(e) – 0.0%
TSMC Global Ltd.
310,000	2.250	04/23/31	308,475

Corporate Obligations – (continued)
Software(d)(e) – 0.4%
Castle US Holding Corp.
1,085,000	9.500	02/15/28	1,133,825
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,932,000	5.750	03/01/25	1,946,490
The Dun & Bradstreet Corp.
249,000	10.250	02/15/27	268,609

			3,348,924

Telecommunication Services – 1.6%
Altice France Holding SA(d)(e)
1,865,000	10.500	05/15/27	2,037,512
Altice France SA(d)(e)
460,000	5.500	01/15/28	462,875
Digicel International Finance Ltd/Digicel international Holdings Ltd(d)(e)
1,089,262	8.750	05/25/24	1,129,429
434,839	8.000	12/31/26	421,250
(PIK 7.000%, Cash 6.000%)
597,673	13.000(f)	12/31/25	599,092
Intelsat Jackson Holdings SA(d)(e)
2,900,000	8.000	02/15/24	2,976,125
Lumen Technologies, Inc.
1,680,000	5.800	03/15/22	1,711,500
465,000	5.125(d)(e)	12/15/26	481,275
SoftBank Group Corp.(e)
300,000	5.125	09/19/27	303,750
Sprint Capital Corp.
1,610,000	8.750	03/15/32	2,415,000
Telecom Italia Capital SA
950,000	7.200	07/18/36	1,156,625
315,000	7.721	06/04/38	402,413

			14,096,846

Toys/Games/Hobbies(d)(e) – 0.2%
Mattel, Inc.
1,310,000	5.875	12/15/27	1,418,075

TOTAL CORPORATE OBLIGATIONS
(Cost $264,171,165)			$229,515,171

Mortgage-Backed Obligations – 25.6%
Collateralized Mortgage Obligations – 10.5%
Interest Only(h) – 3.2%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$1,439,229	5.916%	05/15/41	$217,172
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
5,697,628	6.016	05/15/45	1,068,537
FHLMC REMIC Series 4989, Class EI
1,365,915	4.000	07/25/50	210,003
FHLMC REMIC Series 4991, Class IE
10,285,432	5.000	07/25/50	1,413,874
FHLMC REMIC Series 5009, Class DI
5,582,105	2.000	09/25/50	607,393

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
FHLMC REMIC Series 5012, Class DI
$2,715,866	4.000%	09/25/50	$428,135
FHLMC REMIC Series 5020, Class IH
848,452	3.000	08/25/50	109,517
FHLMC STRIPS Series 304, Class C45
386,886	3.000	12/15/27	21,362
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
3,781,070	6.364	10/25/41	616,202
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
3,621,853	6.584	07/25/42	590,310
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
1,435,575	6.064	01/25/48	255,279
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
1,702,364	6.064	11/25/47	309,454
FNMA REMIC Series 2020-60, Class KI
7,131,090	2.000	09/25/50	761,267
FNMA REMIC Series 2020-60, Class NI
2,522,236	4.000	09/25/50	397,611
GNMA REMIC Series 2010-35, Class DS(b) (-1x 1M USD LIBOR + 5.680%)
4,130,831	5.593	03/20/40	677,124
GNMA REMIC Series 2013-103, Class DS(b) (-1x 1M USD LIBOR + 6.150%)
5,181,245	6.063	07/20/43	919,664
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
6,662,033	6.063	04/20/43	899,059
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
125,415	6.013	06/20/43	23,405
GNMA REMIC Series 2014-11, Class NI
2,654,675	4.500	12/16/42	131,904
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
7,249,586	6.013	10/20/43	785,947
GNMA REMIC Series 2014-180, Class PI
4,270,477	4.000	08/20/44	522,071
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
5,263,725	6.113	08/20/45	929,514
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
3,393,667	6.113	09/20/45	599,283
GNMA REMIC Series 2015-129, Class IC
1,496,992	4.500	09/16/45	234,817
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
1,901,761	5.613	09/20/45	323,465
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
2,506,042	5.613	09/20/45	381,670

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2015-144, Class QS(b) (-1x 1M USD LIBOR + 5.700%)
6,221,818	5.613	10/20/45	1,066,884
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
10,470,223	6.113	11/20/45	1,971,743
GNMA REMIC Series 2015-95, Class GI
527,594	4.500	07/16/45	97,719
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
7,697,151	5.563	01/20/46	1,285,563
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
1,608,912	5.573	07/20/47	242,636
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
1,252,432	6.113	08/20/48	179,092
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
1,154,253	6.113	09/20/48	208,438
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
2,288,880	6.113	09/20/48	401,399
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
1,688,543	6.063	10/20/48	236,679
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
1,503,893	6.113	10/20/48	244,818
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
2,852,639	6.113	05/20/48	425,998
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
1,775,125	5.613	01/20/48	296,283
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
698,914	6.113	06/20/48	108,668
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,850,768	5.963	01/20/49	262,212
GNMA REMIC Series 2019-151, Class NI
4,474,157	3.500	10/20/49	444,781
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
3,209,790	5.963	01/20/49	497,294
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
644,431	5.963	01/20/49	98,269
GNMA REMIC Series 2019-69, Class S(b) (-1x 1M USD LIBOR + 3.270%)
1,628,294	3.183	06/20/49	107,500
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,183,869	6.013	06/20/49	168,788

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
$1,467,668	6.013%	08/20/49	$222,606
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,656,884	5.963	01/20/50	273,194
GNMA REMIC Series 2020-146, Class IM
1,660,748	2.500	10/20/50	203,233
GNMA REMIC Series 2020-146, Class KI
12,298,747	2.500	10/20/50	1,247,590
GNMA REMIC Series 2020-151, Class MI
5,378,715	2.500	10/20/50	640,802
GNMA REMIC Series 2020-173, Class AI
2,584,641	2.500	11/20/50	128,375
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
4,614,865	5.963	02/20/50	793,542
GNMA REMIC Series 2020-55, Class IO
437,468	3.500	04/20/50	57,556
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
6,974,815	6.353	07/20/43	1,267,203
GNMA REMIC Series 2020-7, Class GI
223,094	4.000	01/20/50	25,186
GNMA REMIC Series 2020-78, Class DI
5,952,710	4.000	06/20/50	667,146
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
8,312,319	6.063	06/20/50	1,366,707
GNMA REMIC Series 2020-79, Class AI
780,747	4.000	06/20/50	92,982

			28,764,925

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
214,336	0.434	10/15/36	215,837
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
128,240	0.484	12/15/36	129,685
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
203,881	0.684	09/15/37	207,094
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
106,250	0.934	06/15/39	108,227
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
327,454	0.454	03/15/41	329,782
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
417,573	0.486	06/25/36	420,728
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
492,109	0.486	08/25/36	495,979

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
489,156	0.486	08/25/36	493,092
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
567,718	0.436	04/25/37	570,360
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
171,291	0.536	08/25/37	173,048
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
59,910	1.186	10/25/39	61,225

			3,205,057

Sequential Fixed Rate – 0.4%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
284,868	5.500	02/25/36	278,311
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
440,759	6.000	06/25/36	419,496
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
842,731	6.500	07/25/36	799,758
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
720,792	6.000	08/25/36	662,166
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,192,551	6.000	10/25/37	1,644,165

			3,803,896

Sequential Floating Rate(b) – 6.5%
Alternative Loan Trust 2007-16CB Series 07-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
339,769	0.486	08/25/37	262,194
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.380%)
6,431,849	0.467	10/20/36	5,652,617
Banc of America Funding Trust Series 2007-2, Class 2A1
25,797	4.461	03/25/37	26,419
Bellemeade Re Ltd. Series 2021-2A, Class M1B(d)(SOFR30A + 1.500%)
475,000	1.550	06/25/31	475,831
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
1,080,166	2.386	08/25/31	1,087,132
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
93,393	2.236	09/25/31	93,867
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
331,677	0.586	07/25/35	238,107
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
411,347	0.886	12/25/35	337,536
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
2,283,210	0.586	08/25/37	1,697,345

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	FHLMC STACR Debt Notes Series 20-HQA5, Class B2(d)(SOFR30A + 7.400%)
	$410,000	7.450%	11/25/50	$486,297
	FHLMC STACR Debt Notes Series 2015-DNA2, Class M3 (1M USD LIBOR + 3.900%)
	291,233	3.986	12/25/27	294,016
	FHLMC STACR Debt Notes Series 2020-HQA5, Class B1(d)(SOFR30A + 4.000%)
	841,000	4.050	11/25/50	881,133
	FHLMC STACR Debt Notes Series 2020-HQA5, Class M2(d)(SOFR30A + 2.600%)
	380,000	2.650	11/25/50	384,841
	FHLMC STACR Debt Notes Series 21-DNA2, Class B2(d)(SOFR30A + 6.000%)
	410,000	6.050	08/25/33	466,382
	FHLMC STACR Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	256,843	5.086	12/25/28	269,405
	FHLMC STACR REMIC Series 2019-HQA3, Class B1(d) (1M USD LIBOR + 3.000%)
	1,350,000	3.086	09/25/49	1,360,463
	FHLMC STACR REMIC Trust 2020-HQA1 Series 20-HQA1, Class B2(d) (1M USD LIBOR + 5.100%)
	610,000	5.186	01/25/50	614,025
	FHLMC STACR REMIC Trust Series 2019-DNA3, Class B1(d) (1M USD LIBOR + 3.250%)
	1,335,000	3.336	07/25/49	1,347,358
	FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(d) (1M USD LIBOR + 1.700%)
	1,798,024	1.786	01/25/50	1,803,726
	FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1(d) (1M USD LIBOR + 2.500%)
	495,000	2.586	02/25/50	494,270
	FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(d) (1M USD LIBOR + 3.000%)
	120,796	3.086	06/25/50	121,262
	FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(d) (1M USD LIBOR + 5.100%)
	1,570,000	5.186	06/25/50	1,636,726
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(d) (1M USD LIBOR + 6.000%)
	1,516,000	6.086	08/25/50	1,614,921
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(d) (1M USD LIBOR + 3.750%)
	312,966	3.836	08/25/50	315,900
	FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(d)(SOFR30A + 4.800%)
	1,521,000	4.850	10/25/50	1,623,411
	FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(d)(SOFR30A + 3.000%)
	460,000	3.050	12/25/50	465,595
	FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2(d)(SOFR30A + 5.650%)
	600,000	5.700	12/25/50	647,410
	FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2(d)(SOFR30A + 2.000%)
	1,270,000	2.050	12/25/50	1,279,740

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1(d) (1M USD LIBOR + 4.100%)
	3,826,645	4.186	03/25/50	3,950,462
	FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(d) (1M USD LIBOR + 3.150%)
	185,547	3.236	09/25/50	186,824
	FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2(d)(SOFR30A + 4.750%)
	1,022,000	4.800	01/25/51	1,044,659
	FHLMC STACR REMIC Trust Series 2021-DNA5, Class B1(d)(SOFR30A + 3.050%)
	280,000	3.100	01/25/34	285,969
	FHLMC STACR REMIC Trust Series 2021-DNA5, Class B2(d)(SOFR30A + 5.500%)
	600,000	5.550	01/25/34	641,197
	FHLMC STACR REMIC Trust Series 2021-HQA1, Class B2(d)(SOFR30A + 5.000%)
	950,000	5.050	08/25/33	980,364
	FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2(d)(SOFR30A + 2.050%)
	890,000	2.100	12/25/33	898,294
	FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	2,014,558	2.336	07/25/30	2,039,274
	FNMA Connecticut Avenue Securities Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	135,961	5.336	10/25/23	141,274
	FNMA Connecticut Avenue Securities Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	733,907	4.486	01/25/24	757,529
	FNMA Connecticut Avenue Securities Series 2014-C02, Class 1M2 (1M USD LIBOR + 2.600%)
	524,920	2.686	05/25/24	533,705
	FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
	1,414,790	6.836	08/25/28	1,495,109
	FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
	2,064,210	5.386	10/25/28	2,168,178
	FNMA Connecticut Avenue Securities Series 2018-C01, Class 1B1 (1M USD LIBOR + 3.550%)
	2,335,000	3.636	07/25/30	2,411,758
	Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.520%)
	2,099,136	0.606	06/25/35	1,906,728
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	2,831,591	0.921	11/15/49	3,822,405
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$1,136,470	0.892	12/25/46	997,894
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	195,798	0.942	12/25/46	186,115
	Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M USD LIBOR + 0.400%)
	858,967	0.486	05/25/47	967,946

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.480%)
	$870,648	0.566%	12/25/36	$827,783
	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	2,228,088	1.092	01/25/46	2,067,642
	Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.540%)
	1,420,291	0.626	02/25/46	970,368
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	2,614,074	0.892	09/25/46	2,514,984
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.410%)
	104,093	0.496	09/25/46	106,753

				57,881,143

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$93,655,021

Commercial Mortgage-Backed Securities – 2.3%
Sequential Fixed Rate – 1.6%
	Banc of America Commercial Mortgage Trust Series 2016- UBS10, Class D(d)
	$1,100,000	3.000%	07/15/49	$1,025,774
	BANK Series 2018-BN10, Class D(d)
	500,000	2.600	02/15/61	442,183
	BANK Series 2018-BN13, Class D(d)
	750,000	3.000	08/15/61	664,828
	BANK Series 2018-BN14, Class D(d)
	500,000	3.000	09/15/60	448,750
	BANK Series 2018-BN15, Class D(d)
	780,000	3.000	11/15/61	673,105
	Benchmark Mortgage Trust Series 2019-B13, Class D(d)
	750,000	2.500	08/15/57	649,690
	Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(d)
	1,200,000	2.500	11/15/52	988,487
	Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
	1,000,000	3.000	09/15/50	897,848
	COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(d)
	800,000	3.000	09/10/50	756,185
	COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D(d)
	300,000	2.500	08/15/57	255,729
	CSMC Trust Series 2014-USA, Class E(d)
	1,550,000	4.373	09/15/37	1,348,353
	JPMBD Commercial Mortgage Trust Series 2017-C7, Class D(d)
	660,000	3.000	10/15/50	613,865
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class D(d)
	831,600	2.700	11/15/52	737,430
	Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
	900,000	3.000	10/15/51	818,616
	Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(d)
	500,000	3.401	03/15/50	478,959

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(d)
	756,000	3.250	01/15/60	697,636
	WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	2,500,000	4.697	04/15/45	2,536,512

				14,033,950

Sequential Floating Rate(b) – 0.7%
	Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	550,000	3.660	02/15/50	509,516
	CFCRE Commercial Mortgage Trust Series 2016-C6, Class D(d)
	850,000	4.339	11/10/49	779,069
	Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
	400,000	4.908	02/10/49	416,138
	CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
	650,000	5.052	11/15/51	671,213
	DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(d)
	1,000,000	3.480	05/10/49	780,652
	DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(d)
	1,100,000	3.360	06/10/50	1,031,050
	Octagon Finance NO 1 DAC, Class A(i) (-1X 3M Euribor + 2.370%)
EUR	843,681	1.818	01/17/23	947,960
	Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(d)
	$817,000	3.262	12/15/59	737,636

				5,873,234

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$19,907,184

Federal Agencies – 12.8%
FHLMC – 0.1%
	$11,906	5.000%	01/01/33	$13,458
	335	5.000	03/01/33	379
	4,814	5.000	04/01/33	5,445
	602	5.000	05/01/33	681
	2,228	5.000	06/01/33	2,519
	15,943	5.000	07/01/33	18,031
	23,351	5.000	08/01/33	26,385
	2,913	5.000	09/01/33	3,282
	5,242	5.000	10/01/33	5,929
	12,814	5.000	11/01/33	14,492
	5,425	5.000	12/01/33	6,136
	5,094	5.000	01/01/34	5,761
	15,834	5.000	02/01/34	17,932
	6,972	5.000	03/01/34	7,932
	14,807	5.000	04/01/34	16,868
	18,631	5.000	05/01/34	21,081
	263,916	5.000	06/01/34	298,718
	5,860	5.000	11/01/34	6,675
	65,425	5.000	04/01/35	73,993
	1,710	5.000	11/01/35	1,934

				547,631

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate			Maturity Date			Value

Mortgage-Backed Obligations – (continued)
GNMA – 6.2%
$15,258,195		4.500%		12/20/48			$16,317,803
6,118,347		5.000		12/20/48			6,608,537
12,111,091		4.500		01/20/49			12,952,148
5,000,000		2.500		TBA-30yr	(j)		5,161,593
13,000,000		4.500		TBA-30yr	(j)		13,863,678

							54,903,759

UMBS – 0.6%
1,210		5.000		09/01/22			1,211
490		5.000		04/01/23			536
1,049		5.500		05/01/25			1,053
23,034		4.500		08/01/37			25,879
4,843		4.500		04/01/39			5,359
7,737		4.000		08/01/39			8,506
3,359		4.000		09/01/39			3,693
28,405		4.500		10/01/39			31,375
3,268		4.500		05/01/41			3,646
13,202		4.500		06/01/41			14,731
11,599		4.500		08/01/41			12,978
4,396		4.500		10/01/41			4,905
1,469		4.500		11/01/42			1,640
16,322		4.500		12/01/43			18,180
942,828		4.500		11/01/48			1,018,440
163,111		4.500		01/01/49			175,887
1,211,676		4.500		06/01/49			1,309,298
779,600		4.500		06/01/49			840,660
942,535		4.500		08/01/49			1,016,651
1,254,143		4.500		01/01/50			1,355,187

							5,849,815

UMBS, 30 Year, Single Family(j) – 5.9%
26,000,000		2.000		TBA-30yr			26,066,625
12,000,000		2.500		TBA-30yr			12,373,595
13,000,000		5.000		TBA-30yr			14,292,309

							52,732,529

TOTAL FEDERAL AGENCIES							$114,033,734

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $217,296,284)							$227,595,939

Asset-Backed Securities(b) – 12.5%
Collateralized Loan Obligations(d) – 10.0%
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
$4,800,000		1.346%		04/15/33			$4,808,102
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
1,000,000		3.834		01/20/32			1,002,641
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
750,000		2.696		01/15/32			736,360
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
1,625,000		4.406		01/15/32			1,589,972

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(d) – (continued)
CFIP CLO, Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.820%)
2,200,000	3.905		10/18/34			2,177,575
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,000,000	1.336		07/20/34			2,001,076
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR (3M USD LIBOR + 1.190%)
8,900,000	1.322		07/14/34			8,903,159
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
9,000,000	1.366		04/15/33			9,024,039
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,800,000	1.994		07/20/31			5,812,029
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
2,400,000	3.084		07/20/31			2,411,364
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
9,400,000	1.484		01/20/33			9,409,851
LCCM Trust Series 2021-FL2, Class A (1M USD LIBOR + 1.284%)
1,150,000	1.284		12/13/38			1,149,640
MAN GLG US. Ltd. Series CLO 2021-1A, Class A1 (3M USD LIBOR + 1.300%)
6,700,000	1.396		07/15/34			6,707,819
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
1,000,000	4.034		01/19/34			1,007,965
MF1 Trust Series 2021-FL6, Class A (1M USD LIBOR + 1.100%)
1,400,000	1.185		07/16/36			1,399,995
MidOcean Credit CLO VI Series 2016-6A, Class D1R (3M USD LIBOR + 3.520%)
1,400,000	3.654		04/20/33			1,393,013
Mill City Mortgage Loan Trust Series 2017-2, Class A3
773,801	2.989		07/25/59			799,036
Ocean Trails CLO XI Series 21-11A, Class D (3M USD LIBOR + 3.700%)
3,000,000	3.852		07/20/34			2,990,376
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
1,600,000	4.026		07/15/29			1,600,123
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
2,200,000	3.516		07/15/34			2,167,559
TCW CLO AMR Ltd. Series 2019-1A, Class DR (3M USD LIBOR + 3.670%)
2,300,000	3.789		08/16/34			2,288,845
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
1,400,000	3.854		04/18/36			1,400,699
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR + 3.180%)
2,150,000	3.418		04/25/34			2,106,850

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(d) – (continued)
	Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
	$6,200,000	1.406%		04/15/33	$6,204,712
	Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
	3,900,000	1.186		04/15/31	3,900,499
	Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
	6,000,000	1.454		07/28/32	6,000,480

					88,993,779

Home Equity – 0.3%
	Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
	110,592	0.655		03/25/37	110,384
	Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
	725,043	0.426		11/25/36	206,537
	Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A4 (1M USD LIBOR + 0.260%)
	247,000	0.346		05/25/47	223,350
	Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
	2,822,581	0.301		03/25/37	2,272,134

					2,812,405

Student Loan – 2.2%
	SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	9,424,737	0.875		04/25/23	9,320,954
	SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	10,131,483	1.125		10/25/21	10,159,272

					19,480,226

	TOTAL ASSET-BACKED SECURITIES				$111,286,410
	(Cost $110,630,727)

Foreign Debt Obligations – 4.0%
Sovereign – 4.0%
	Dominican Republic
DOP	30,000,000	18.500%		02/04/28	$861,901
	$700,000	4.500	(d)	01/30/30	710,194
	2,110,000	5.875	(d)	01/30/60	2,060,283
	Oman Government Bond
	1,410,000	4.750		06/15/26	1,439,346
	1,110,000	5.375		03/08/27	1,152,874
	Perusahaan Penerbit SBSN(d)
	1,020,000	2.550		06/09/31	1,034,137
	Republic of Colombia(e)
	630,000	3.125		04/15/31	588,971
	2,500,000	3.875		02/15/61	2,021,562
	Republic of Egypt(d)
	2,790,000	4.550		11/20/23	2,835,337

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Indonesia
	560,000	3.050		03/12/51	529,262
	200,000	3.350		03/12/71	184,975
	Republic of Ivory Coast
	530,000	4.875		01/30/32	599,076
	1,990,000	6.125		06/15/33	2,096,092
	Republic of Nigeria
	2,430,000	7.875		02/16/32	2,515,506
	590,000	7.696		02/23/38	580,892
	Republic of Qatar
	470,000	3.750	(d)	04/16/30	530,601
	440,000	4.625		06/02/46	549,670
	480,000	4.400	(d)	04/16/50	583,800
	Republic of Romania
EUR	1,620,000	3.624	(d)	05/26/30	2,113,907
	$480,000	3.000	(d)	02/14/31	489,240
EUR	230,000	2.000	(d)	01/28/32	258,728
	200,000	3.375	(d)	01/28/50	227,905
	120,000	3.375		01/28/50	136,743
	$1,660,000	4.000	(d)	02/14/51	1,649,417
	Republic of South Africa
	1,020,000	4.300		10/12/28	1,024,016
	1,000,000	4.850		09/30/29	1,026,437
	Republic of Turkey
	940,000	4.250		04/14/26	883,189
	700,000	5.250		03/13/30	643,475
	300,000	5.950		01/15/31	282,000
	300,000	5.875		06/26/31	280,125
	230,000	5.750		05/11/47	190,009
	Ukraine Government Bond
	560,000	7.750		09/01/24	605,780
EUR	1,550,000	4.375	(d)	01/27/30	1,665,273
	$380,000	7.253	(d)	03/15/33	383,278
	United Mexican States(e)
	1,520,000	2.659		05/24/31	1,466,135
	1,640,000	3.771		05/24/61	1,456,320

	TOTAL FOREIGN DEBT OBLIGATIONS				$35,656,456
	(Cost $35,867,320)

Municipal Debt Obligations – 1.2%
Illinois – 1.2%
	Illinois State GO Bonds Build America Series 2010(e)
	$4,470,000	7.350%		07/01/35	$5,674,429
	Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,988,539

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $9,142,255)				$10,662,968

U.S. Treasury Obligations – 19.8%
	United States Treasury Bonds
	$47,420,000	3.000%		02/15/47	$56,207,519
	10,000	2.750		11/15/47	11,366
	57,380,000	2.375		11/15/49	61,100,734
	59,500,000	2.000		02/15/50	58,468,047

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $181,845,737)				$175,787,666

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Fund(k) – 2.5%
439,970	Goldman Sachs Access High Yield Corporate Bond ETF (Cost $21,288,603)	$22,055,696

Shares	Dividend Rate	Value

Investment Company(k) – 3.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,762,506	0.026%	$33,762,506
(Cost $33,762,506)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(l) – 3.4%
Commercial Paper – 3.4%
Aon Corp.
$5,000,000	0.000%	10/01/21	$4,999,982
AT&T, Inc.
2,000,000	0.000	12/14/21	1,999,250
6,000,000	0.000	01/20/22	5,996,584
Enel Finance America LLC
350,000	0.000	02/16/22	349,664
Fidelity National Information Services, Inc.
8,000,000	0.000	10/28/21	7,999,079
V.W. Credit, Inc.
9,000,000	0.000	10/14/21	8,999,545

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,343,762)			$30,344,104

TOTAL INVESTMENTS – 101.6%
(Cost $ 930,824,831)			$903,298,820

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(14,486,019)

NET ASSETS – 100.0%			$888,812,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $71,757,800 which represents approximately 8.1% of the Fund’s net assets as of September 30, 2021.

(k)	Represents an affiliated issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
DOP	—Dominican Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDO	—Collateralized Debt Obligation
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PIK	—Payment in kind
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	AUD	3,547,571	NZD	3,707,123	12/15/21	$8,055
	AUD	3,882,485	USD	2,796,876	12/15/21	11,041
	CAD	6,792,802	EUR	4,563,154	12/15/21	68,547
	CAD	1,503,733	USD	1,181,524	12/15/21	5,698
	CHF	822,860	EUR	756,115	12/15/21	7,428
	CNH	75,440,627	USD	11,603,787	12/15/21	25,274
	EUR	762,291	HUF	271,177,454	12/15/21	12,764
	EUR	762,944	PLN	3,515,911	12/15/21	1,430
	EUR	1,527,022	SEK	15,487,969	12/15/21	1,198
	GBP	768,408	EUR	890,907	10/14/21	3,100
	IDR	25,584,778,056	USD	1,757,076	11/16/21	19,980
	NOK	38,782,762	EUR	3,774,052	12/15/21	54,726
	RUB	43,303,009	USD	587,319	10/01/21	7,486
	RUB	403,406,965	USD	5,393,141	11/15/21	109,118
	RUB	195,646,971	USD	2,659,817	11/17/21	7,732
	SEK	11,369,956	USD	1,294,057	12/15/21	5,735
	USD	1,736,269	AUD	2,363,976	12/15/21	26,579
	USD	892,576	BRL	4,747,897	10/04/21	21,408
	USD	4,679,713	CAD	5,909,415	11/12/21	14,423

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc. (continued)	USD	15,947,622	CAD	20,165,880	12/15/21	$26,328
	USD	14,064,054	CHF	12,905,675	12/15/21	188,109
	USD	3,008,933	CLP	2,383,565,266	11/12/21	81,297
	USD	5,039,981	EUR	4,253,739	10/07/21	111,947
	USD	4,130,689	EUR	3,488,169	10/12/21	89,201
	USD	4,027,656	EUR	3,406,916	10/13/21	80,234
	USD	4,470,712	EUR	3,772,116	10/18/21	99,737
	USD	10,971,790	EUR	9,270,998	11/24/21	221,241
	USD	54,832,339	EUR	46,308,579	12/15/21	1,101,967
	USD	4,371,532	GBP	3,160,905	10/18/21	112,434
	USD	5,464,452	GBP	3,922,932	10/27/21	178,505
	USD	34,363,105	GBP	24,930,581	12/15/21	766,637
	USD	2,235,005	IDR	32,037,073,154	11/16/21	9,788
	USD	939,268	ILS	3,008,855	12/15/21	5,290
	USD	3,570,066	INR	264,849,387	12/07/21	29,823
	USD	41,761,462	JPY	4,598,510,117	12/15/21	413,094
	USD	6,055,109	KRW	7,080,406,336	11/15/21	81,065
	USD	2,891,343	MXN	58,012,083	10/29/21	93,302
	USD	1,786,076	MXN	36,182,387	12/15/21	52,515
	USD	4,340,816	NOK	37,646,944	12/15/21	37,023
	USD	14,408,645	NZD	20,439,159	12/15/21	307,122
	USD	5,535,688	PLN	21,738,000	11/16/21	70,890
	USD	1,696,935	RUB	123,349,314	10/01/21	2,624
	USD	893,387	RUB	65,393,221	11/15/21	1,457
	USD	583,504	SEK	5,010,717	10/29/21	11,019
	USD	17,705,218	SEK	152,544,365	12/15/21	266,628
	USD	972,558	THB	31,830,825	12/15/21	32,188
	USD	4,559,423	TRY	41,050,722	12/15/21	124,719
	USD	3,569,000	TRY	34,439,066	06/14/22	180,718
	USD	3,523,903	TWD	97,453,435	10/12/21	18,739
	USD	1,793,054	TWD	49,735,732	10/18/21	3,627
	USD	2,677,207	ZAR	38,797,174	12/15/21	128,037
	ZAR	13,642,757	USD	894,138	12/15/21	2,260

TOTAL						$5,341,287

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	AUD	2,484,173	NZD	2,604,705	12/15/21	$(436)
	AUD	3,560,806	USD	2,581,638	11/12/21	(6,892)
	AUD	33,547,198	USD	24,651,662	12/15/21	(389,432)
	BRL	4,730,812	USD	894,124	10/04/21	(26,091)
	CAD	8,510,257	USD	6,739,341	11/12/21	(20,771)
	CAD	16,403,251	USD	13,009,897	12/15/21	(59,260)
	CHF	733,088	USD	794,079	12/15/21	(5,876)
	CLP	1,405,821,344	USD	1,779,870	11/12/21	(53,155)
	CNH	5,793,694	USD	893,720	12/15/21	(631)
	CZK	76,477,916	USD	3,555,881	12/15/21	(68,381)
	EUR	2,263,144	AUD	3,649,407	12/15/21	(13,494)
	EUR	1,531,071	CHF	1,656,680	12/15/21	(4,779)

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc. (continued)	EUR	760,683	CZK	19,426,320	12/15/21	$(3,271)
	EUR	890,907	GBP	768,394	10/14/21	(3,082)
	EUR	1,515,118	USD	1,793,376	10/07/21	(38,084)
	EUR	757,238	USD	895,067	10/13/21	(17,694)
	EUR	29,211,732	USD	34,658,126	12/15/21	(764,684)
	GBP	3,238,882	EUR	3,792,375	12/15/21	(35,453)
	GBP	915,531	USD	1,253,489	10/27/21	(19,859)
	GBP	14,169,000	USD	19,338,201	12/15/21	(244,048)
	HUF	539,464,532	EUR	1,516,812	12/15/21	(25,803)
	HUF	245,375,738	USD	826,554	12/15/21	(37,795)
	INR	595,374,514	USD	8,053,349	12/07/21	(94,975)
	JPY	194,756,014	EUR	1,510,580	12/15/21	(1,492)
	JPY	2,613,516,376	USD	23,867,849	12/15/21	(367,926)
	KRW	5,251,301,809	USD	4,460,869	11/15/21	(30,119)
	MXN	58,873,000	USD	2,934,252	10/29/21	(94,687)
	NOK	7,696,487	EUR	764,567	12/15/21	(7,242)
	NOK	70,184,791	USD	8,086,752	12/15/21	(63,237)
	NZD	61,747,681	USD	43,826,625	12/15/21	(1,225,245)
	PLN	3,507,159	EUR	763,131	12/15/21	(3,848)
	PLN	22,656,999	USD	5,769,716	11/16/21	(73,887)
	PLN	10,730,509	USD	2,808,449	12/15/21	(111,139)
	RUB	203,395,618	USD	2,733,803	10/01/21	60,013
	RUB	65,603,124	USD	896,040	11/17/21	(1,574)
	SEK	31,505,727	USD	3,649,264	12/15/21	(47,587)
	THB	22,438,160	USD	680,305	12/15/21	(17,420)
	TRY	31,585,650	USD	3,569,000	12/14/21	(154,879)
	TRY	4,817,754	USD	534,967	12/15/21	(14,506)
	TWD	170,131,777	USD	6,149,850	10/12/21	(30,624)
	TWD	49,311,471	USD	1,784,385	10/18/21	(10,222)
	USD	7,282,865	CAD	9,233,392	12/15/21	(7,050)
	USD	1,031,900	CHF	963,260	12/15/21	(3,779)
	USD	5,588,992	CNH	36,385,237	12/15/21	(19,739)
	USD	2,913,528	GBP	2,166,314	12/15/21	(5,799)
	USD	4,125,198	JPY	460,456,210	12/15/21	(15,080)
	USD	2,964,499	NOK	26,198,605	11/01/21	(31,740)
	USD	445,705	NOK	3,930,884	12/15/21	(3,673)
	USD	530,302	NZD	772,057	12/15/21	(2,361)
	USD	1,628,783	RUB	123,349,313	10/01/21	(65,527)
	USD	886,867	RUB	66,273,337	11/15/21	(17,067)
	USD	894,079	RUB	67,199,452	11/17/21	(22,152)
	USD	1,784,162	SGD	2,426,906	12/15/21	(2,920)
	USD	1,785,405	THB	60,549,795	12/15/21	(3,400)
	USD	1,788,763	TWD	49,772,321	10/12/21	(1,426)
	ZAR	15,009,438	USD	1,003,441	11/08/21	(12,003)
	ZAR	39,421,085	USD	2,680,735	12/15/21	(90,569)

TOTAL						$(4,433,852)

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family (Proceeds Receivable: $(4,325,625))	4.500%	TBA-30yr	10/14/21	$(4,000,000)	$(4,325,781)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year German Euro-Bund	77	12/08/21	$15,146,746	$(27,159)
Short position contracts:
Australian 10 Year Government Bonds	(57)	12/15/21	(5,829,821)	5,825
Euro Buxl 30 Year Bonds	(3)	12/08/21	(706,617)	25,224
Ultra Long U.S. Treasury Bonds	(971)	12/21/21	(185,521,687)	4,844,016
Ultra 10 Year U.S. Treasury Notes	(111)	12/21/21	(16,122,750)	259,341
5 Year German Euro-Bobl	(11)	12/08/21	(1,719,258)	9,666
2 Year U.S. Treasury Notes	(350)	12/31/21	(77,019,141)	35,012
5 Year U.S. Treasury Notes	(652)	12/31/21	(80,027,906)	41,694
10 Year U.S. Treasury Notes	(171)	12/21/21	(22,505,203)	16,612
20 Year U.S. Treasury Bonds	(153)	12/21/21	(24,360,469)	296,518

Total				$5,533,908

TOTAL FUTURES CONTRACTS				$5,506,749

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	3M WIBOR(b)	12/16/21	PLN	161,390		$(77,117)	$(1,792)	$(75,325)
1M BID Avg(c)	3.390%(c)	01/03/22	BRL	91,130		(178,771)	—	(178,771)
1M BID Avg(c)	4.120(c)	01/03/22		37,900		74,633	43,021	31,612
3M NZDOR(b)	0.500(d)	09/15/22	NZD	821,970		(2,960,741)	(2,539,195)	(421,546)
3M NZDOR(b)	1.250(d)	09/15/22		54,310	(e)	19,451	1,927	17,524
3M NZDOR(b)	1.250(d)	12/15/22		28,120	(e)	(5,441)	(31,066)	25,625
5.800(c)	1M BID Avg(c)	01/02/23	BRL	67,660		320,025	49,217	270,808
1M BID Avg(c)	4.230(c)	01/02/23		29,505		(229,529)	(273,349)	43,820
1M BID Avg(a)	7.200(a)	01/02/23		73,250		(227,907)	5,605	(233,512)
3M AUDOR(b)	0.190(b)	02/22/23	AUD	298,490	(e)	14,976	(4,011,023)	4,025,999
6M CDOR(d)	0.804(d)	02/28/23	CAD	467,960	(e)	(208,007)	(1,770,616)	1,562,609
6M CDOR(d)	1.100(d)	06/15/23		157,940	(e)	10,762	(468,292)	479,054
0.450(d)	3M LIBOR(b)	06/15/23		$142,040	(e)	(40,823)	(8,835)	(31,988)
3M CNY(b)	2.500(b)	09/15/23	CNY	667,350		396,043	254,853	141,190
1.250(b)	3M KWCDC(b)	09/15/23	KRW	36,168,770		183,098	63,444	119,654
6M CDOR(d)	1.200(d)	09/21/23	CAD	165,650	(e)	(111,493)	62,212	(173,705)

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.500%(d)	3M LIBOR(b)	09/21/23		$134,150	(e)	$110,808	$(64,032)	$174,840
6.200(c)	Mexico IB TIIE 28D(c)	12/13/23	MXN	392,170	(e)	160,003	(9,226)	169,229
6M EURO(d)	(0.500)%(f)	12/15/23	EUR	22,940	(e)	(51,970)	(23,521)	(28,449)
1.500(b)	3M KWCDC(b)	12/15/23	KRW	22,289,260	(e)	59,200	8,790	50,410
0.500(d)	3M LIBOR(b)	12/15/23		$37,640	(e)	(10,942)	(9,811)	(1,131)
0.000(f)	3M STIBOR(b)	12/15/23	SEK	492,930	(e)	181,172	187,349	(6,177)
0.300(b)	3M AUDOR(b)	12/15/23	AUD	72,080	(e)	62,319	32,813	29,506
1.000(d)	6M CDOR(d)	12/15/23	CAD	87,020	(e)	98,665	87,194	11,471
(0.500)(f)	12M EURO(f)	12/15/23	EUR	89,930	(e)	(45,230)	(81,126)	35,896
9.200(a)	1M BID Avg(a)	01/02/24	BRL	12,781		20,213	(55,573)	75,786
1M BID Avg(c)	4.930(c)	01/02/24		20,510		(246,679)	(5,451)	(241,228)
3M AUDOR(b)	0.500(b)	02/24/24	AUD	89,140	(e)	63,387	220,700	(157,313)
1.500(b)	3M KWCDC(b)	03/16/24	KRW	57,052,970	(e)	228,708	131,923	96,785
0.486(b)	3M AUDOR(b)	06/29/24	AUD	29,560		(14,194)	986	(15,180)
1M LIBOR + 0.090%(b)	3M LIBOR(b)	07/25/24		$522,840		(54,741)	175,496	(230,237)
(0.250)(f)	6M EURO(d)	12/15/24	EUR	6,160	(e)	(15,242)	(35,169)	19,927
6.320(a)	1M BID Avg(a)	01/02/25	BRL	62,420		873,932	(149,253)	1,023,185
6M CDOR(d)	1.560(d)	08/22/25	CAD	91,300	(e)	(427,039)	43,700	(470,739)
6M WIBOR(d)	0.750(f)	12/16/25	PLN	32,430		(296,030)	(5,792)	(290,238)
3M CNY(b)	2.750(b)	09/15/26	CNY	69,990		128,669	71,095	57,574
6.700(c)	Mexico IB TIIE 28D(c)	12/09/26	MXN	228,255	(e)	235,847	2,321	233,526
3M STIBOR(b)	0.250(f)	12/15/26	SEK	80,040	(e)	(138,879)	(123,314)	(15,565)
12M GBP(f)	0.500(f)	12/15/26	GBP	85,780	(e)	(1,633,815)	(939,200)	(694,615)
3M LIBOR(b)	1.250(d)	12/15/26		$32,600	(e)	179,506	295,895	(116,389)
6M AUDOR(d)	1.250(d)	12/15/26	AUD	101,020	(e)	586,326	989,387	(403,061)
6M NIBOR(d)	1.500(f)	12/15/26	NOK	298,300	(e)	(444,133)	(12,790)	(431,343)
3M NZDOR(b)	1.750(d)	12/15/26	NZD	55,440	(e)	(377,739)	(256,237)	(121,502)
6M CDOR(d)	1.750(d)	12/15/26	CAD	25,170	(e)	123,120	341,055	(217,935)
(0.500)(f)	12M CHFOR(f)	12/15/26	CHF	4,640	(e)	44,918	11,336	33,582
(0.250)(f)	12M EURO(f)	12/15/26	EUR	89,170	(e)	66,293	(576,033)	642,326
0.000(f)	12M JYOR(f)	12/15/26	JPY	25,481,900	(e)	(207,094)	(491,549)	284,455
1.700(f)	6M WIBOR(d)	12/15/26	PLN	8,550	(e)	28,435	1,629	26,806
8.495(a)	1M BID Avg(a)	01/04/27	BRL	47,125		433,835	(74,915)	508,750
9.900(a)	1M BID Avg(a)	01/04/27		16,200		45,595	(86,530)	132,125
1.680(d)	6M CDOR(d)	08/22/28	CAD	64,790	(e)	926,769	(65,954)	992,723
0.000(f)	6M EURO(d)	12/15/28	EUR	1,000	(e)	(978)	(13,406)	12,428
6M EURO(d)	1.250(f)	12/19/28		2,630		(4,428)	—	(4,428)
1.250(f)	6M EURO(d)	12/19/28		2,630		(314,368)	(56,645)	(257,723)
1.240(f)	6M NIBOR(d)	10/29/30	NOK	522,620	(e)	2,186,865	(2,915,127)	5,101,992
1.000(f)	12M GBP(f)	02/10/31	GBP	39,350	(e)	166,965	(956,438)	1,123,403
6M EURO(d)	0.500(f)	02/12/31	EUR	53,060	(e)	187,460	(284,199)	471,659
3M STIBOR(b)	1.272(f)	05/11/31	SEK	164,810	(e)	(6,463)	(28,385)	21,922
2.130(f)	6M NIBOR(d)	05/11/31	NOK	153,040	(e)	(40,220)	29,015	(69,235)
6M EURO(d)	0.220(f)	07/22/31	EUR	89,000	(e)	(1,424,582)	(359,177)	(1,065,405)
6M EURO(d)	0.250(f)	09/02/31		48,250	(e)	(725,418)	(185,246)	(540,172)
6M EURO(d)	0.500(f)	09/16/31		29,530	(e)	(19,549)	(90,043)	70,494
3M NZDOR(b)	3.000(d)	09/16/31	NZD	5,920	(e)	55,404	145,899	(90,495)
2.500(d)	3M LIBOR(b)	09/17/31		$56,910	(e)	(1,222,245)	(1,839,879)	617,634
12M SOFR(f)	1.530(f)	09/22/31		50,730	(e)	(517,157)	6,308	(523,465)
12M GBP(f)	1.000(f)	09/23/31	GBP	26,220	(e)	(153,574)	170,249	(323,823)
1.500(d)	3M LIBOR(b)	09/24/31		$31,590	(e)	766,932	401,615	365,317

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M STIBOR(b)	0.750%(f)	12/15/31	SEK	182,940	(e)	$(368,592)	$43,594	$(412,186)
3M LIBOR(b)	1.750(d)	12/15/31	$	37,980	(e)	637,031	1,329,390	(692,359)
6M AUDOR(d)	2.000(d)	12/15/31	AUD	5,060	(e)	103,045	158,262	(55,217)
1.750%(d)	3M LIBOR(b)	12/15/31	$	67,360	(e)	(1,129,815)	(1,671,112)	541,297
1.500(f)	6M NIBOR(d)	12/15/31	NOK	40,430	(e)	176,286	110,546	65,740
2.000(d)	6M CDOR(d)	12/15/31	CAD	37,120	(e)	35,749	(641,399)	677,148
0.000(f)	6M EURO(d)	12/15/31	EUR	40,070	(e)	888,032	409,093	478,939
0.750(f)	12M GBP(f)	12/15/31	GBP	64,000	(e)	1,572,961	(865,492)	2,438,453
0.000(f)	12M JYOR(f)	12/15/31	JPY	12,439,600	(e)	741,144	403,957	337,187
12M CHFOR(f)	0.500(f)	03/17/32	CHF	7,190	(e)	10,372	54,434	(44,062)
3M STIBOR(b)	1.000(f)	03/17/32	SEK	86,340	(e)	(161,581)	(68,629)	(92,952)
12M GBP(f)	1.000(f)	03/17/32	GBP	13,630	(e)	(93,122)	(33,615)	(59,507)
2.000(d)	6M AUDOR(d)	03/17/32	AUD	10,870	(e)	139,824	48,106	91,718
1.630(f)	12M LIBOR(f)	09/22/36	$	60,960	(e)	617,500	19,580	597,920
0.610(f)	6M EURO(d)	07/22/41	EUR	49,590	(e)	1,402,334	94,750	1,307,584
0.500(f)	6M EURO(d)	12/15/41		750	(e)	2,738	(25,766)	28,504
6M CDOR(d)	2.250(d)	12/15/51	CAD	46,010	(e)	(1,213,500)	601,714	(1,815,214)
2.000(d)	3M LIBOR(b)	12/15/51	$	33,160	(e)	(1,263,625)	(2,863,430)	1,599,805
6M CDOR(d)	2.180%(d)	08/22/52	CAD	6,860	(e)	(326,510)	47,325	(373,835)

TOTAL						$(1,621,933)	$(17,911,847)	$16,289,914

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made monthly.
(d)	Payments made semi-annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 11	3.000%	3.849%	MS & Co. Int. PLC	11/18/54	$4,100	$(179,887)	$(923,964)	$744,077
Markit CMBX Series 10	3.000	5.016	MS & Co. Int. PLC	11/17/59	5,900	(517,909)	(948,814)	430,905
Markit CMBX Series 8	3.000	7.877	MS & Co. Int. PLC	10/17/57	600	(77,513)	(93,938)	16,425
Markit CMBX Series 11	3.000	3.849	Signature Bank	11/18/54	2,400	(105,300)	(274,939)	169,639
Markit CMBX Series 8	3.000	7.877	Signature Bank	10/17/57	5,500	(710,531)	(1,138,006)	427,475

TOTAL						$(1,591,140)	$(3,379,661)	$1,788,521

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.EM Index 36	1.000%	1.808%	12/20/26	$63,910	$(2,524,467)	$(2,224,794)	$(299,673)
CDX.NA.HY Index 34	5.000	2.498	06/20/25	21,482	1,898,734	43,180	1,855,554
CDX.NA.IG Index 34	1.000	0.463	06/20/25	54,150	1,077,237	661,433	415,804
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.273	12/20/24	3,250	77,455	27,987	49,468
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.399	12/20/25	2,880	73,711	40,781	32,930
Republic of Chile, 3.875%, 08/05/20	1.000	0.714	12/20/25	2,380	29,153	54,344	(25,191)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	8,760	143,032	31,101	111,931
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.425	12/20/25	2,370	57,897	64,564	(6,667)
Russian Federation, 7.500%, 03/31/30	1.000	0.560	12/20/24	1,010	14,639	2,334	12,305
Russian Federation, 7.500%, 03/31/30	1.000	0.880	12/20/26	330	2,120	2,266	(146)
State of Qatar, 9.750%, 06/15/30	1.000	0.214	06/20/24	1,330	29,089	15,735	13,354
State of Qatar, 9.750%, 06/15/30	1.000	0.249	12/20/24	520	12,813	7,080	5,733

TOTAL					$891,413	$(1,273,989)	$2,165,402

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	0.700%	11/14/2022	45,500,000	$45,500,000	$80,612	$460,526	$(379,914)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	121,710,000	121,710,000	447,102	878,840	(431,738)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	34,800,000	34,800,000	178,757	310,504	(131,747)
6M IRS	BofA Securities LLC	0.632	12/23/2021	56,470,000	56,470,000	56,306	157,868	(101,562)
6M IRS	Citibank NA	0.605	01/07/2022	56,260,000	56,260,000	50,381	163,016	(112,635)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	68,670,000	68,670,000	30,941	133,652	(102,711)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	52,550,000	52,550,000	21,624	100,395	(78,771)
1Y IRS	Citibank NA	0.459	10/10/2022	57,570,000	57,570,000	55,719	125,849	(70,130)
3M IRS	MS & Co. Int. PLC	1.365	11/09/2021	8,520,000	8,520,000	8,650	105,976	(97,326)
1Y IRS	Citibank NA	0.420	10/10/2022	63,020,000	63,020,000	51,678	136,424	(84,746)
6M IRS	Citibank NA	0.465	02/22/2022	57,790,000	57,790,000	23,232	73,584	(50,352)
3M IRS	MS & Co. Int. PLC	0.506	11/29/2021	71,160,000	71,160,000	16,559	63,332	(46,773)
1Y IRS	Citibank NA	0.516	11/15/2022	63,450,000	63,450,000	81,893	148,996	(67,103)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	57,770,000	57,770,000	82,813	136,047	(53,234)
6M IRS	Citibank NA	0.855	03/23/2022	56,470,000	56,470,000	232,724	257,189	(24,465)

				871,710,000	$871,710,000	$1,418,991	$3,252,198	$(1,833,207)
Puts
6M IRS	Citibank NA	$1.110	11/15/2021	14,810,000	14,810,000	62,851	143,361	(80,510)
6M IRS	UBS AG (London)	1.195	11/18/2021	10,050,000	10,050,000	29,239	71,858	(42,619)
1Y IRS	Barclays Bank PLC	0.427	05/26/2022	1,518,600,000	1,518,600,000	165,251	264,358	(99,107)

				1,543,460,000	$1,543,460,000	$257,341	$479,577	$(222,236)

Total purchased option contracts				2,415,170,000	$2,415,170,000	$1,676,332	$3,731,775	$(2,055,443)

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	$(8,800,000)	$(116,850)	$(457,091)	$340,241
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(182,570,000)	(182,570,000)	(270,879)	(732,779)	461,900
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(18,330,000)	(18,330,000)	(211,977)	(310,404)	98,427
6M IRS	BofA Securities LLC	1.297	12/23/2021	(18,340,000)	(18,340,000)	(73,868)	(157,864)	83,996
1M IRS	Citibank NA	0.076	10/18/2021	(20,980,000)	(20,980,000)	(21,870)	(112,469)	90,599
1M IRS	Citibank NA	0.087	10/25/2021	(20,980,000)	(20,980,000)	(38,256)	(110,979)	72,723
3M IRS	Citibank NA	0.346	11/09/2021	(3,100,000)	(3,100,000)	(722)	(47,340)	46,618
6M IRS	Citibank NA	1.124	01/07/2022	(18,250,000)	(18,250,000)	(38,936)	(162,806)	123,870
6M IRS	Citibank NA	0.849	02/22/2022	(18,250,000)	(18,250,000)	(19,018)	(73,589)	54,571
6M IRS	Citibank NA	1.406	03/23/2022	(18,340,000)	(18,340,000)	(187,180)	(257,184)	70,004
1Y IRS	Citibank NA	0.379	10/10/2022	(6,500,000)	(6,500,000)	(52,754)	(136,510)	83,756
1Y IRS	Citibank NA	0.425	10/10/2022	(5,890,000)	(5,890,000)	(53,862)	(125,861)	71,999
1Y IRS	Citibank NA	0.553	11/15/2022	(6,550,000)	(6,550,000)	(90,033)	(148,881)	58,848
3M IRS	JPMorgan Securities, Inc.	0.346	11/09/2021	(3,500,000)	(3,500,000)	(815)	(62,748)	61,933
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(62,420,000)	(62,420,000)	(9,051)	(229,394)	220,343
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(5,420,000)	(5,420,000)	(38,121)	(100,336)	62,215
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(7,090,000)	(7,090,000)	(55,403)	(133,722)	78,319
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(24,610,000)	(24,610,000)	(6,593)	(182,729)	176,136
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(24,610,000)	(24,610,000)	(33,477)	(191,958)	158,481
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(24,610,000)	(24,610,000)	(152,982)	(191,343)	38,361
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(5,970,000)	(5,970,000)	(91,695)	(136,081)	44,386
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(24,610,000)	(24,610,000)	(30)	(189,805)	189,775
1M IRS	UBS AG (London)	0.038	10/11/2021	(20,980,000)	(20,980,000)	(4,547)	(108,242)	103,695
1M IRS	UBS AG (London)	0.187	10/29/2021	(20,980,000)	(20,980,000)	(156,909)	(130,017)	(26,892)
3M IRS	UBS AG (London)	0.378	11/29/2021	(16,120,000)	(16,120,000)	(6,892)	(65,453)	58,561

				(587,800,000)	$(587,800,000)	$(1,732,720)	$(4,555,585)	$2,822,865
Puts
6M IRS	UBS AG (London)	0.145	11/15/2021	(21,280,000)	(21,280,000)	(49,879)	(146,586)	96,707
6M IRS	MS & Co. Int. PLC	0.075	11/18/2021	(14,440,000)	(14,440,000)	(21,119)	(74,157)	53,038
1Y IRS	BNP Paribas SA	0.107	05/26/2022	(26,750,000)	(26,750,000)	(203,004)	(272,661)	69,657
1M IRS	Citibank NA	0.076	10/18/2021	(20,980,000)	(20,980,000)	(250,429)	(112,469)	(137,960)
1M IRS	Citibank NA	0.087	10/25/2021	(20,980,000)	(20,980,000)	(246,001)	(110,980)	(135,021)
1M IRS	MS & Co. Int. PLC	1.333	10/12/2021	(24,610,000)	(24,610,000)	(485,659)	(182,729)	(302,930)
1M IRS	MS & Co. Int. PLC	1.372	10/20/2021	(24,610,000)	(24,610,000)	(430,229)	(191,958)	(238,271)
1M IRS	MS & Co. Int. PLC	1.518	10/27/2021	(24,610,000)	(24,610,000)	(217,939)	(191,343)	(26,596)
1M IRS	Deutsche Bank AG (London)	1.325	10/04/2021	(24,610,000)	(24,610,000)	(486,553)	(189,804)	(296,749)
1M IRS	UBS AG (London)	0.038	10/11/2021	(20,980,000)	(20,980,000)	(320,239)	(108,242)	(211,997)
1M IRS	UBS AG (London)	0.187	10/29/2021	(20,980,000)	(20,980,000)	(111,771)	(130,017)	18,246

				(244,830,000)	$(244,830,000)	$(2,822,822)	$(1,710,946)	$(1,111,876)

Total written option contracts				(832,630,000)	$(832,630,000)	$(4,555,543)	$(6,266,531)	$1,710,988

TOTAL				1,582,540,000	$1,582,540,000	$(2,879,211)	$(2,534,756)	$(344,455)

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call EUR/Put GBP	HSBC Bank PLC	$0.867	10/12/2021	3,057,000	$3,057,000	$4,774	$8,217	$(3,443)
Call EUR/Put USD	MS & Co. Int. PLC	1.195	10/05/2021	12,071,000	12,071,000	14	43,458	(43,444)
Call EUR/Put USD	HSBC Bank PLC	1.194	10/08/2021	12,057,000	12,057,000	14	41,253	(41,239)
Call EUR/Put USD	BNP Paribas SA	1.193	10/11/2021	12,082,000	12,082,000	28	40,866	(40,838)
Call EUR/Put USD	MS & Co. Int. PLC	1.193	10/14/2021	12,092,000	12,092,000	140	42,297	(42,157)
Call GBP/Put USD	BNP Paribas SA	1.395	10/14/2021	10,307,000	10,307,000	332	49,089	(48,757)

Total purchased option contracts				61,666,000	$61,666,000	$5,302	$225,180	$(219,878)
Written option contracts
Calls
Call EUR/Put USD	BNP Paribas SA	1.183	10/11/2021	(3,021,000)	(3,021,000)	(119)	(21,937)	21,818
Call GBP/Put USD	BNP Paribas SA	1.383	10/14/2021	(2,577,000)	(2,577,000)	(552)	(25,189)	24,637
Call EUR/Put USD	HSBC Bank PLC	1.184	10/08/2021	(3,014,000)	(3,014,000)	(52)	(21,569)	21,517
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/05/2021	(3,018,000)	(3,018,000)	(4)	(22,580)	22,576
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/14/2021	(3,023,000)	(3,023,000)	(217)	(20,019)	19,802

				(14,653,000)	$(14,653,000)	$(944)	$(111,294)	$110,350
Puts
Put EUR/Call USD	BNP Paribas SA	1.183	10/11/2021	(3,021,000)	(3,021,000)	(72,738)	(22,866)	(49,872)
Put GBP/Call USD	BNP Paribas SA	1.383	10/14/2021	(2,577,000)	(2,577,000)	(91,015)	(23,869)	(67,146)
Put EUR/Call USD	HSBC Bank PLC	1.184	10/08/2021	(3,014,000)	(3,014,000)	(77,087)	(20,999)	(56,088)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/05/2021	(3,018,000)	(3,018,000)	(80,475)	(22,580)	(57,895)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/14/2021	(3,023,000)	(3,023,000)	(80,112)	(20,019)	(60,093)

				(14,653,000)	$(14,653,000)	$(401,427)	$(110,333)	$(291,094)

Total written option contracts				(29,306,000)	$(29,306,000)	$(402,371)	$(221,627)	$(180,744)

TOTAL				32,360,000	$32,360,000	$(397,069)	$3,553	$(400,622)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
3M IRS	—3 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
3Y IRS	—3 Years Interest Rate Swaptions
CDX.NA.EM Index 36	—CDX North America Emerging Markets Index 36
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund
Assets:
Investments, at value (cost $579,122,389, $2,386,680,844 and $670,769,228, respectively)	$591,009,426	$2,414,676,393	$689,959,610
Investments of affiliated issuers, at value (cost $4,640,064, $21,226,241 and $5,783,562, respectively)	4,640,064	21,226,241	5,783,562
Purchased options, at value (premium paid $995,207, $1,384,751 and $991,615, respectively)	396,735	634,005	393,251
Cash	7,682,237	34,029,322	11,832,896
Foreign currencies, at value (cost $57,049, $76,632 and $4,651,673, respectively)	43,520	74,413	2,601,051
Unrealized gain on swap contracts	509,443	1,383,642	865,411
Unrealized gain on forward foreign currency exchange contracts	2,294,786	522,028	6,789,440
Variation margin on futures contracts	59,795	—	289,252
Receivables:
Investments sold on an extended-settlement basis	57,542,224	200,084,133	20,105,322
Collateral on certain derivative contracts(a)	6,914,389	24,870,740	16,007,974
Investments sold	5,170,026	21,485,080	53,604
Interest	2,961,322	9,796,953	3,808,784
Fund shares sold	328,770	19,572,257	530,253
Due from broker — upfront payment	161,088	164,213	119,498
Reimbursement from investment adviser	75,351	75,267	80,437
Other assets	79,257	121,882	63,935

Total assets	679,868,433	2,748,716,569	759,284,280

Liabilities:
Forward sale contracts, at value (proceeds received $26,377,461, $84,195,742 and $2,114,375, respectively)	26,278,931	83,777,769	2,122,410
Written option contracts, at value (premium received $1,394,668, $2,017,247 and $1,399,527, respectively)	1,020,015	1,314,454	1,038,048
Unrealized loss on swap contracts	2,617	—	37,198
Unrealized loss on forward foreign currency exchange contracts	1,915,061	112,929	1,729,889
Variation margin on futures contracts	—	4,762,876	—
Variation margin on swaps contracts	135,984	101,581	60,713
Payables:
Investments purchased on an extended — settlement basis	153,917,030	536,777,287	64,247,824
Upfront payments received on swap contracts	873,774	2,358,548	1,337,187
Fund shares redeemed	396,538	2,026,714	623,213
Management fees	167,795	570,121	318,275
Investments purchased	71,897	111,200	125,823
Distribution and Service fees and Transfer Agency fees	63,931	152,349	41,224
Collateral on certain derivative contracts (b)	30,000	—	—
Accrued expenses	435,984	548,985	675,903

Total liabilities	185,309,557	632,614,813	72,357,707

Net Assets:
Paid-in capital	481,728,757	2,082,703,123	659,489,204
Total distributable earnings	12,830,119	33,398,633	27,437,369
NET ASSETS	$494,558,876	$2,116,101,756	$686,926,573
Net Assets:
Class A	$64,794,968	$171,924,903	$52,576,126
Class C	11,480,682	12,258,346	3,750,832
Institutional	170,068,723	639,054,888	271,978,188
Service	95,379	1,067,248	624,409
Investor	68,434,154	440,096,515	75,864,451
Class R6	77,286,786	47,327,088	273,299,490
Class R	4,071,201	4,824,498	—
Class P	98,326,983	799,548,270	8,833,077
Total Net Assets	$494,558,876	$2,116,101,756	$686,926,573
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,053,015	15,758,649	4,095,763
Class C	1,073,622	1,117,741	294,913
Institutional	15,891,303	58,328,985	21,226,218
Service	8,909	97,363	49,008
Investor	6,415,344	40,303,823	5,932,261
Class R6	7,223,582	4,315,771	21,322,393
Class R	380,601	441,934	—
Class P	9,191,411	72,861,203	688,642
Net asset value, offering and redemption price per share:(c)
Class A	$10.70	$10.91	$12.84
Class C	10.69	10.97	12.72
Institutional	10.70	10.96	12.81
Service	10.71	10.96	12.74
Investor	10.67	10.92	12.79
Class R6	10.70	10.97	12.82
Class R	10.70	10.92	—
Class P	10.70	10.97	12.83

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA
Bond	$—	$6,914,389	$—
Core Fixed Income	5,223,144	18,647,596	1,000,000

Global Core Fixed Income	2,513,094	13,494,880	—

(b)	Includes segregated cash for initial margin and/or collateral on TBA transactions of $30,000 for the Bond Fund.

(c)	Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Global Income Funds is $11.12, $11.34 and $13.34, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2021 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund
Assets:
Investments, at value (cost $102,491,672, $124,805,549 and $875,773,722, respectively)	$103,856,444	$124,687,638	$847,480,618
Investments of affiliated issuers, at value (cost $3,560,432, $9,842,750 and $55,051,109, respectively)	3,560,432	9,842,750	55,818,202
Purchased options, at value (premium paid $0, $0 and $3,956,955, respectively)	—	—	1,681,634
Cash	1,744,504	1,638,423	13,725,229
Foreign currencies, at value (cost $16,600, $0 and $357,540, respectively)	15,158	—	204,443
Unrealized gain on swap contracts	—	—	1,788,521
Unrealized gain on forward foreign currency exchange contracts	143,428	2,844	5,341,287
Variation margin on futures contracts	17,583	—	175,312
Variation margin on swaps contracts	—	42,374	—
Receivables:
Interest	1,144,660	1,175,537	6,071,215
Collateral on certain derivative contracts(a)	679,478	1,490,110	45,718,003
Investments sold	15,076	1,339,743	1,850,863
Reimbursement from investment adviser	34,055	26,933	22,228
Investments sold on an extended-settlement basis	16,340	20,425	27,571,020
Fund shares sold	—	11,815	331,518
Due from broker — upfront payment	—	—	676,959
Other assets	39,784	49,313	72,599

Total assets	111,266,942	140,327,905	1,008,529,651

Liabilities:
Foreign currency overdraft, at value (identified cost $0, $339 and $0, respectively)	—	332	—
Written option contracts, at value (premium received $0, $0 and $6,488,158, respectively)	—	—	4,957,914
Unrealized loss on forward foreign currency exchange contracts	5,125	—	4,433,852
Variation margin on swaps contracts	6,571	—	1,237,229
Forward sale contracts, at value (proceeds received $0, $0 and $4,325,625, respectively	—	—	4,325,781
Payables:
Investments purchased on an extended — settlement basis	4,671,506	1,225,571	94,595,508
Investments purchased	1,294,636	4,463,689	3,773,814
Fund shares redeemed	260,557	164,608	1,858,782
Management fees	46,746	107,850	429,672
Distribution and Service fees and Transfer Agency fees	3,066	4,315	103,178
Upfront payments received on swap contracts	—	—	3,379,661
Payable for Unfunded Loan Commitments	—	793	—
Accrued expenses	142,754	173,457	621,459

Total liabilities	6,430,961	6,140,615	119,716,850

Net Assets:
Paid-in capital	102,234,063	168,224,177	2,877,337,464
Total distributable earnings (loss)	2,601,918	(34,036,887)	(1,988,524,663)
NET ASSETS	$104,835,981	$134,187,290	$888,812,801
Net Assets:
Class A	$599,121	$1,494,642	$129,679,591
Class C	79,658	342,507	40,492,921
Institutional	26,604,757	14,688,641	408,581,602
Investor	55,969	2,589,072	21,405,101
Class R6	56,064	2,110,710	21,984,106
Class R	55,462	29,072	2,676,055
Class P	77,384,950	112,932,646	263,993,425
Total Net Assets	$104,835,981	$134,187,290	$888,812,801
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	57,438	166,076	13,588,442
Class C	7,638	38,087	4,255,729
Institutional	2,551,380	1,633,880	42,773,838
Investor	5,367	287,813	2,241,357
Class R6	5,376	234,700	2,303,117
Class R	5,318	3,233	280,966
Class P	7,420,719	12,578,271	27,687,849
Net asset value, offering and redemption price per share:(b)
Class A	$10.43	$9.00	$9.54
Class C	10.43	8.99	9.51
Institutional	10.43	8.99	9.55
Investor	10.43	9.00	9.55
Class R6	10.43	8.99	9.55
Class R	10.43	8.99	9.52
Class P	10.43	8.98	9.53

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Income	$36,595	$642,883
Long Short Credit Strategies	—	1,490,110

Strategic Income	7,513,761	38,204,242

(b)	Maximum public offering price per share for Class A Shares of the Income, Long Short Credit Strategies and Strategic Income Funds is $10.84, $9.35 and $9.91, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund
Investment income:

Interest (net of foreign withholding taxes of $0, $0 and $11,286, respectively)	$4,956,184	$18,058,029	$4,651,713

Dividends — affiliated issuers	2,820	8,671	654

Total investment income	4,959,004	18,066,700	4,652,367

Expenses:

Management fees	1,050,421	3,994,907	2,229,625

Custody, accounting and administrative services	223,839	208,486	253,960

Transfer Agency fees(a)	158,698	632,576	176,105

Distribution and Service (12b-1) fees(a)	151,868	273,331	84,218

Professional fees	77,373	83,810	79,182

Registration fees	49,346	127,503	42,086

Printing and mailing costs	43,299	80,554	52,737

Service fees — Class C	14,487	15,639	5,639

Trustee fees	10,106	11,271	10,233

Prime Broker Fees	8,020	—	12,608

Shareholder Administration fees — Service Class	113	1,342	818

Other	4,230	18,314	3,878

Total expenses	1,791,800	5,447,733	2,951,089

Less — expense reductions	(416,295)	(935,861)	(578,407)

Net expenses	1,375,505	4,511,872	2,372,682

NET INVESTMENT INCOME	3,583,499	13,554,828	2,279,685

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,666,673	1,065,583	4,059,130

Purchased options	(1,023,199)	(367,517)	(1,029,040)

Futures contracts	4,477,342	2,747,224	5,053,782

Written options	1,723,929	1,632,592	1,764,870

Swap contracts	587,964	2,147,852	905,460

Forward foreign currency exchange contracts	(575,607)	6,308,804	3,963,628

Foreign currency transactions	(30,582)	(1,404,486)	(386,602)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,817,407)	24,658,801	(4,423,786)

Purchased options	(924,168)	(1,309,967)	(920,000)

Futures contracts	1,088,186	3,116,834	(1,603,801)

Written options	786,997	1,306,755	766,328

Swap contracts	488,366	231,559	445,667

Forward foreign currency exchange contracts	235,814	(5,378,603)	(1,592,893)

Foreign currency translation	(28,945)	(16,083)	29,564

Net realized and unrealized gain	9,655,363	34,739,348	7,032,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,238,862	$48,294,176	$9,311,992

(a)	Class specific Distribution and/or Service (12b -1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	$96,865	$43,460	$113	$11,430	$46,495	$6,954	$35,237	$18	$41,174	$11,394	$2,743	$14,683
Core Fixed Income	212,628	46,918	1,342	12,443	102,062	7,507	126,819	215	265,733	6,413	2,986	120,841
Global Core Fixed Income	66,482	16,918	818	—	31,911	2,707	54,537	131	44,758	40,710	—	1,351

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund
Investment income:

Interest (net of foreign withholding taxes of $1,494, $14 and $0, respectively)	$2,103,991	$2,926,287	$7,703,496

Dividends — affiliated issuers	333	1,053	500,413

Total investment income	2,104,324	2,927,340	8,203,909

Expenses:

Management fees	295,363	646,129	2,707,515

Professional fees	76,563	72,188	74,298

Registration fees	50,006	44,004	42,893

Custody, accounting and administrative services	45,885	46,393	188,799

Printing and mailing costs	25,394	33,894	68,776

Transfer Agency fees(a)	17,777	22,174	246,720

Trustee fees	9,814	9,824	10,416

Distribution and Service (12b-1) fees(a)	1,175	3,561	350,777

Prime Broker Fees	245	—	10,293

Service fees — Class C	99	484	62,190

Other	1,691	3,415	8,015

Total expenses	524,012	882,066	3,770,692

Less — expense reductions	(182,244)	(156,015)	(240,842)

Net expenses	341,768	726,051	3,529,850

NET INVESTMENT INCOME	1,762,556	2,201,289	4,674,059

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	1,192,400	1,005,533	2,586,454

Purchased options	—	—	(2,592,415)

Futures contracts	30,237	—	7,163,152

Written options	—	—	8,315,642

Swap contracts	34,890	(867,514)	8,142,237

Forward foreign currency exchange contracts	195,007	3,836	1,269,053

Foreign currency transactions	580	(2,192)	(92,541)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	369,373	432,800	(11,422,850)

Investments — affiliated issuers	—	—	35,198

Purchased options	—	—	(3,611,671)

Futures contracts	200,056	—	5,795,774

Unfunded Loan Commitment	23	(472)	—

Written options	—	—	2,832,747

Swap contracts	90,177	132,314	(2,145,685)

Forward foreign currency exchange contracts	(102,581)	2,844	(27,123)

Foreign currency translation	(2,816)	5,848	(149,344)

Net realized and unrealized gain	2,007,346	712,997	16,098,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,769,902	$2,914,286	$20,772,687

(a)	Class specific Distribution and/or Service (12b -1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	$740	$297	$138	$355	$48	$5,259	$33	$9	$33	$12,040
Long Short Credit Strategies	2,036	1,453	72	978	233	2,918	1,520	279	17	16,229
Strategic Income	157,701	186,570	6,506	75,697	29,851	84,259	13,264	1,179	1,561	40,909

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$3,583,499	$11,137,942	$13,554,828	$28,005,487
Net realized gain	9,826,520	2,578,232	12,130,052	24,630,792
Net change in unrealized gain (loss)	(171,157)	15,059,436	22,609,296	(8,853,849)
Net increase in net assets resulting from operations	13,238,862	28,775,610	48,294,176	43,782,430

Distributions to shareholders:
From distributable earnings:
Class A Shares	(683,158)	(4,119,179)	(1,323,683)	(6,172,349)
Class C Shares	(57,068)	(489,368)	(50,419)	(393,097)
Institutional Shares	(1,816,034)	(7,181,832)	(5,982,050)	(22,746,162)
Service Shares	(706)	(3,274)	(7,449)	(45,768)
Investor Shares	(682,754)	(2,641,231)	(3,997,463)	(13,618,918)
Class R6 Shares	(787,424)	(4,481,848)	(405,410)	(3,453,397)
Class R Shares	(34,307)	(228,568)	(32,526)	(183,067)
Class P Shares	(1,015,407)	(4,576,776)	(7,641,593)	(36,380,070)
Total distributions to shareholders	(5,076,858)	(23,722,076)	(19,440,593)	(82,992,828)

From share transactions:
Proceeds from sales of shares	86,942,430	226,614,458	312,897,872	1,450,533,635
Reinvestment of distributions	4,962,915	22,810,164	18,853,022	80,320,982
Cost of shares redeemed	(108,024,159)	(179,781,749)	(346,935,245)	(801,522,106)
Net increase (decrease) in net assets resulting from share transactions	(16,118,814)	69,642,873	(15,184,351)	729,332,511
TOTAL INCREASE (DECREASE)	(7,956,810)	74,696,407	13,669,232	690,122,113

Net assets:
Beginning of period	502,515,686	427,819,279	2,102,432,524	1,412,310,411
End of period	$494,558,876	$502,515,686	$2,116,101,756	$2,102,432,524

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Global Core Fixed Income Fund		Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$2,279,685	$9,221,712	$1,762,556	$2,615,650
Net realized gain	14,331,228	5,055,803	1,453,114	55,313
Net change in unrealized gain (loss)	(7,298,921)	21,869,210	554,232	4,141,289
Net increase in net assets resulting from operations	9,311,992	36,146,725	3,769,902	6,812,252

Distributions to shareholders:
From distributable earnings:
Class A Shares	(195,207)	(2,593,104)	(9,410)	(13,299)
Class C Shares	(3,309)	(244,930)	(967)	(2,786)
Institutional Shares	(1,430,741)	(14,932,909)	(462,699)	(1,029,797)
Service Shares	(1,784)	(35,111)	—	—
Investor Shares	(366,985)	(3,820,831)	(955)	(2,146)
Class R6 Shares	(1,429,865)	(14,225,166)	(981)	(2,196)
Class R Shares	—	—	(810)	(1,877)
Class P Shares	(47,628)	(482,492)	(1,422,507)	(2,081,827)
Total distributions to shareholders	(3,475,519)	(36,334,543)	(1,898,329)	(3,133,928)

From share transactions:
Proceeds from sales of shares	59,082,459	229,803,066	17,634,296	109,615,491
Reinvestment of distributions	3,391,947	35,321,873	1,898,251	3,133,615
Cost of shares redeemed	(68,154,303)	(245,452,102)	(32,442,178)	(23,967,957)
Net increase (decrease) in net assets resulting from share transactions	(5,679,897)	19,672,837	(12,909,631)	88,781,149
TOTAL INCREASE (DECREASE)	156,576	19,485,019	(11,038,058)	92,459,473

Net assets:
Beginning of period	686,769,997	667,284,978	115,874,039	23,414,566
End of period	$686,926,573	$686,769,997	$104,835,981	$115,874,039

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Long Short Credit Strategies Fund		Strategic Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$2,201,289	$3,936,440	$4,674,059	$35,777,386
Net realized gain (loss)	139,663	(1,226,805)	24,791,582	27,166,734
Net change in unrealized gain (loss)	573,334	12,682,345	(8,692,954)	93,165,442
Net increase in net assets resulting from operations	2,914,286	15,391,980	20,772,687	156,109,562

Distributions to shareholders:
From distributable earnings:
Class A Shares	(19,420)	(46,048)	(1,009,196)	(4,709,665)
Class C Shares	(3,170)	(11,628)	(237,209)	(2,177,218)
Institutional Shares	(197,907)	(547,276)	(3,893,349)	(20,917,491)
Investor Shares	(33,358)	(78,892)	(196,461)	(892,657)
Class R6 Shares	(25,362)	(89,382)	(121,638)	(245,691)
Class R Shares	(309)	(777)	(18,206)	(99,839)
Class P Shares	(1,473,105)	(3,105,869)	(2,530,559)	(10,040,741)
Return of capital:
Class A Shares	—	—	—	(310,581)
Class C Shares	—	—	—	(143,578)
Institutional Shares	—	—	—	(1,379,413)
Investor Shares	—	—	—	(58,867)
Class R6 Shares	—	—	—	(16,202)
Class R Shares	—	—	—	(6,584)
Class P Shares	—	—	—	(662,141)
Total distributions to shareholders	(1,752,631)	(3,879,872)	(8,006,618)	(41,660,668)

From share transactions:
Proceeds from sales of shares	7,752,614	38,024,553	90,221,684	224,058,052
Reinvestment of distributions	1,751,484	3,877,264	7,282,354	37,618,300
Cost of shares redeemed	(4,167,188)	(22,500,758)	(138,629,431)	(499,083,762)
Net increase (decrease) in net assets resulting from share transactions	5,336,910	19,401,059	(41,125,393)	(237,407,410)
TOTAL INCREASE (DECREASE)	6,498,565	30,913,167	(28,359,324)	(122,958,516)

Net assets:
Beginning of period	127,688,725	96,775,558	917,172,125	1,040,130,641
End of period	$134,187,290	$127,688,725	$888,812,801	$917,172,125

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.54		$10.33	$10.06	$9.95	$10.14	$10.28

Net investment income(a)	0.06		0.22	0.24	0.25	0.21	0.19

Net realized and unrealized gain (loss)	0.19		0.48	0.32	0.12	(0.19)	(0.07)

Total from investment operations	0.25		0.70	0.56	0.37	0.02	0.12

Distributions to shareholders from net investment income	(0.09)		(0.30)	(0.29)	(0.24)	(0.18)	(0.25)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.03)	—

Total distributions	(0.09)		(0.49)	(0.29)	(0.26)	(0.21)	(0.26)

Net asset value, end of period	$10.70		$10.54	$10.33	$10.06	$9.95	$10.14

Total return(b)	2.41%		6.56%	5.66%	3.84%	0.22%	1.15%

Net assets, end of period (in 000s)	$64,795		$92,871	$84,503	$85,671	$101,231	$117,249

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.79%	0.80%	0.79%	0.78%

Ratio of total expenses to average net assets	0.94	%(c)	0.93%	0.95%	1.00%	0.93%	0.97%

Ratio of net investment income to average net assets	1.14	%(c)	2.03%	2.34%	2.59%	2.03%	1.87%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.53		$10.32	$10.05	$9.95	$10.14	$10.27

Net investment income(a)	0.02		0.14	0.16	0.18	0.13	0.11

Net realized and unrealized gain (loss)	0.19		0.48	0.32	0.11	(0.18)	(0.05)

Total from investment operations	0.21		0.62	0.48	0.29	(0.05)	0.06

Distributions to shareholders from net investment income	(0.05)		(0.22)	(0.21)	(0.17)	(0.12)	(0.18)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.02)	—

Total distributions	(0.05)		(0.41)	(0.21)	(0.19)	(0.14)	(0.19)

Net asset value, end of period	$10.69		$10.53	$10.32	$10.05	$9.95	$10.14

Total return(b)	2.12%		5.67%	4.88%	2.97%	(0.53)%	0.50%

Net assets, end of period (in 000s)	$11,481		$11,437	$12,468	$8,217	$14,476	$19,081

Ratio of net expenses to average net assets	1.53	%(c)	1.53%	1.54%	1.55%	1.54%	1.53%

Ratio of total expenses to average net assets	1.69	%(c)	1.68%	1.70%	1.74%	1.68%	1.72%

Ratio of net investment income to average net assets	0.41	%(c)	1.29%	1.53%	1.82%	1.29%	1.10%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.53		$10.33	$10.05	$9.95	$10.14	$10.28

Net investment income(a)	0.08		0.26	0.28	0.28	0.24	0.23

Net realized and unrealized gain (loss)	0.20		0.47	0.32	0.12	(0.18)	(0.07)

Total from investment operations	0.28		0.73	0.60	0.40	0.06	0.16

Distributions to shareholders from net investment income	(0.11)		(0.34)	(0.32)	(0.28)	(0.21)	(0.29)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.04)	—

Total distributions	(0.11)		(0.53)	(0.32)	(0.30)	(0.25)	(0.30)

Net asset value, end of period	$10.70		$10.53	$10.33	$10.05	$9.95	$10.14

Total return(b)	2.67%		6.82%	6.01%	4.19%	0.56%	1.50%

Net assets, end of period (in 000s)	$170,069		$158,080	$133,067	$155,541	$314,928	$329,358

Ratio of net expenses to average net assets	0.45	%(c)	0.45%	0.45%	0.46%	0.45%	0.44%

Ratio of total expenses to average net assets	0.61	%(c)	0.60%	0.62%	0.64%	0.59%	0.63%

Ratio of net investment income to average net assets	1.48	%(c)	2.36%	2.69%	2.89%	2.37%	2.19%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.54		$10.33	$10.05	$9.95	$10.14	$10.28

Net investment income(a)	0.05		0.20	0.24	0.22	0.19	0.17

Net realized and unrealized gain (loss)	0.20		0.48	0.31	0.13	(0.18)	(0.06)

Total from investment operations	0.25		0.68	0.55	0.35	0.01	0.11

Distributions to shareholders from net investment income	(0.08)		(0.28)	(0.27)	(0.23)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.03)	—

Total distributions	(0.08)		(0.47)	(0.27)	(0.25)	(0.20)	(0.25)

Net asset value, end of period	$10.71		$10.54	$10.33	$10.05	$9.95	$10.14

Total return(b)	2.41%		6.39%	5.49%	3.67%	0.06%	0.99%

Net assets, end of period (in 000s)	$95		$84	$45	$66	$410	$1,293

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.96%	0.95%	0.94%

Ratio of total expenses to average net assets	1.11	%(c)	1.09%	1.12%	1.11%	1.09%	1.13%

Ratio of net investment income to average net assets	1.00	%(c)	1.83%	2.29%	2.28%	1.87%	1.69%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.50		$10.30	$10.02	$9.92	$10.11	$10.25

Net investment income(a)	0.08		0.25	0.27	0.28	0.23	0.22

Net realized and unrealized gain (loss)	0.20		0.47	0.32	0.11	(0.18)	(0.07)

Total from investment operations	0.28		0.72	0.59	0.39	0.05	0.15

Distributions to shareholders from net investment income	(0.11)		(0.33)	(0.31)	(0.27)	(0.20)	(0.28)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.04)	—

Total distributions	(0.11)		(0.52)	(0.31)	(0.29)	(0.24)	(0.29)

Net asset value, end of period	$10.67		$10.50	$10.30	$10.02	$9.92	$10.11

Total return(b)	2.64%		6.84%	5.82%	4.10%	0.47%	1.40%

Net assets, end of period (in 000s)	$68,434		$68,314	$26,436	$33,495	$36,267	$44,207

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.55%	0.54%	0.53%

Ratio of total expenses to average net assets	0.69	%(c)	0.68%	0.70%	0.75%	0.68%	0.72%

Ratio of net investment income to average net assets	1.41	%(c)	2.24%	2.61%	2.85%	2.27%	2.12%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.53		$10.33	$10.05	$9.95	$10.14	$10.28

Net investment income(a)	0.08		0.26	0.28	0.29	0.24	0.23

Net realized and unrealized gain (loss)	0.20		0.47	0.32	0.11	(0.18)	(0.07)

Total from investment operations	0.28		0.73	0.60	0.40	0.06	0.16

Distributions to shareholders from net investment income	(0.11)		(0.34)	(0.32)	(0.28)	(0.22)	(0.29)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.03)	—

Total distributions	(0.11)		(0.53)	(0.32)	(0.30)	(0.25)	(0.30)

Net asset value, end of period	$10.70		$10.53	$10.33	$10.05	$9.95	$10.14

Total return(b)	2.68%		6.93%	6.03%	4.10%	0.58%	1.51%

Net assets, end of period (in 000s)	$77,287		$72,608	$84,920	$71,648	$70,350	$51,028

Ratio of net expenses to average net assets	0.44	%(c)	0.44%	0.44%	0.45%	0.44%	0.43%

Ratio of total expenses to average net assets	0.60	%(c)	0.59%	0.60%	0.65%	0.58%	0.60%

Ratio of net investment income to average net assets	1.50	%(c)	2.39%	2.67%	2.95%	2.37%	2.24%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.53		$10.32	$10.05	$9.94	$10.13	$10.27

Net investment income(a)	0.05		0.20	0.23	0.23	0.18	0.16

Net realized and unrealized gain (loss)	0.20		0.47	0.30	0.12	(0.18)	(0.06)

Total from investment operations	0.25		0.67	0.53	0.35	—	0.10

Distributions to shareholders from net investment income	(0.08)		(0.27)	(0.26)	(0.22)	(0.16)	(0.23)

Distributions to shareholders from net realized gains	—		(0.19)	—	—	—	(0.01)

Distributions to shareholders from return of capital	—		—	—	(0.02)	(0.03)	—

Total distributions	(0.08)		(0.46)	(0.26)	(0.24)	(0.19)	(0.24)

Net asset value, end of period	$10.70		$10.53	$10.32	$10.05	$9.94	$10.13

Total return(b)	2.37%		6.30%	5.40%	3.58%	(0.03)%	0.90%

Net assets, end of period (in 000s)	$4,071		$5,030	$5,316	$19,263	$22,970	$25,639

Ratio of net expenses to average net assets	1.03	%(c)	1.03%	1.04%	1.05%	1.04%	1.03%

Ratio of total expenses to average net assets	1.19	%(c)	1.18%	1.22%	1.25%	1.18%	1.22%

Ratio of net investment income to average net assets	0.88	%(c)	1.79%	2.24%	2.34%	1.78%	1.58%

Portfolio turnover rate(d)	302%		690%	742%	429%	372%	517%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.53		$10.33	$10.05	$9.87

Net investment income(b)	0.08		0.26	0.28	0.27

Net realized and unrealized gain	0.20		0.47	0.32	0.19

Total from investment operations	0.28		0.73	0.60	0.46

Distributions to shareholders from net investment income	(0.11)		(0.34)	(0.32)	(0.26)

Distributions to shareholders from net realized gains	—		(0.19)	—	—

Distributions to shareholders from return of capital	—		—	—	(0.02)

Total distributions	(0.11)		(0.53)	(0.32)	(0.28)

Net asset value, end of period	$10.70		$10.53	$10.33	$10.05

Total return(c)	2.68%		6.93%	6.03%	4.72%

Net assets, end of period (in 000s)	$98,327		$94,092	$81,064	$87,881

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.44%	0.44	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.59%	0.60%	0.67	%(d)

Ratio of net investment income to average net assets	1.51	%(d)	2.37%	2.69%	3.00	%(d)

Portfolio turnover rate(e)	302%		690%	742%	429%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.76		$10.79	$10.41	$10.23	$10.40	$10.53

Net investment income(a)	0.05		0.14	0.22	0.25	0.19	0.19

Net realized and unrealized gain (loss)	0.19		0.29	0.51	0.19	(0.13)	(0.09)

Total from investment operations	0.24		0.43	0.73	0.44	0.06	0.10

Distributions to shareholders from net investment income	(0.09)		(0.21)	(0.27)	(0.26)	(0.23)	(0.23)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.09)		(0.46)	(0.35)	(0.26)	(0.23)	(0.23)

Net asset value, end of period	$10.91		$10.76	$10.79	$10.41	$10.23	$10.40

Total return(b)	2.19%		3.83%	7.07%	4.40%	0.56%	0.94%

Net assets, end of period (in 000s)	$171,925		$164,129	$125,490	$57,754	$62,399	$148,548

Ratio of net expenses to average net assets	0.71	%(c)	0.70%	0.74%	0.79%	0.79%	0.79%

Ratio of total expenses to average net assets	0.80	%(c)	0.81%	0.84%	0.86%	0.84%	0.84%

Ratio of net investment income to average net assets	1.00	%(c)	1.26%	2.07%	2.45%	1.82%	1.77%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.84	$10.46	$10.29	$10.46	$10.59

Net investment income(a)	0.01		0.06	0.15	0.17	0.11	0.11

Net realized and unrealized gain (loss)	0.18		0.29	0.50	0.19	(0.13)	(0.09)

Total from investment operations	0.19		0.35	0.65	0.36	(0.02)	0.02

Distributions to shareholders from net investment income	(0.04)		(0.12)	(0.19)	(0.19)	(0.15)	(0.15)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.04)		(0.37)	(0.27)	(0.19)	(0.15)	(0.15)

Net asset value, end of period	$10.97		$10.82	$10.84	$10.46	$10.29	$10.46

Total return(b)	1.89%		3.05%	6.25%	3.52%	(0.18)%	0.20%

Net assets, end of period (in 000s)	$12,258		$12,416	$8,331	$6,585	$9,817	$15,714

Ratio of net expenses to average net assets	1.46	%(c)	1.45%	1.50%	1.54%	1.54%	1.54%

Ratio of total expenses to average net assets	1.55	%(c)	1.56%	1.60%	1.61%	1.59%	1.59%

Ratio of net investment income to average net assets	0.25	%(c)	0.50%	1.37%	1.67%	1.09%	1.02%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.81		$10.83	$10.45	$10.27	$10.45	$10.57

Net investment income(a)	0.07		0.17	0.26	0.27	0.23	0.22

Net realized and unrealized gain (loss)	0.18		0.30	0.51	0.21	(0.14)	(0.07)

Total from investment operations	0.25		0.47	0.77	0.48	0.09	0.15

Distributions to shareholders from net investment income	(0.10)		(0.24)	(0.31)	(0.30)	(0.27)	(0.27)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.10)		(0.49)	(0.39)	(0.30)	(0.27)	(0.27)

Net asset value, end of period	$10.96		$10.81	$10.83	$10.45	$10.27	$10.45

Total return(b)	2.35%		4.17%	7.41%	4.75%	0.81%	1.38%

Net assets, end of period (in 000s)	$639,055		$645,062	$292,906	$181,702	$850,477	$776,135

Ratio of net expenses to average net assets	0.38	%(c)	0.37%	0.41%	0.45%	0.45%	0.44%

Ratio of total expenses to average net assets	0.47	%(c)	0.47%	0.51%	0.51%	0.50%	0.50%

Ratio of net investment income to average net assets	1.33	%(c)	1.55%	2.46%	2.66%	2.20%	2.11%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.81		$10.83	$10.46	$10.28	$10.45	$10.58

Net investment income(a)	0.05		0.13	0.21	0.23	0.18	0.17

Net realized and unrealized gain (loss)	0.18		0.29	0.50	0.20	(0.14)	(0.09)

Total from investment operations	0.23		0.42	0.71	0.43	0.04	0.08

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.26)	(0.25)	(0.21)	(0.21)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.08)		(0.44)	(0.34)	(0.25)	(0.21)	(0.21)

Net asset value, end of period	$10.96		$10.81	$10.83	$10.46	$10.28	$10.45

Total return(b)	2.09%		3.65%	6.87%	4.23%	0.41%	0.79%

Net assets, end of period (in 000s)	$1,067		$1,070	$1,141	$855	$1,035	$1,522

Ratio of net expenses to average net assets	0.88	%(c)	0.87%	0.91%	0.95%	0.95%	0.94%

Ratio of total expenses to average net assets	0.97	%(c)	0.98%	1.01%	1.02%	1.00%	1.00%

Ratio of net investment income to average net assets	0.83	%(c)	1.11%	1.95%	2.28%	1.68%	1.61%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.77		$10.80	$10.42	$10.24	$10.41	$10.54

Net investment income(a)	0.07		0.16	0.24	0.27	0.22	0.21

Net realized and unrealized gain (loss)	0.18		0.30	0.52	0.20	(0.13)	(0.08)

Total from investment operations	0.25		0.46	0.76	0.47	0.09	0.13

Distributions to shareholders from net investment income	(0.10)		(0.24)	(0.30)	(0.29)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.10)		(0.49)	(0.38)	(0.29)	(0.26)	(0.26)

Net asset value, end of period	$10.92		$10.77	$10.80	$10.42	$10.24	$10.41

Total return(b)	2.31%		4.09%	7.33%	4.66%	0.81%	1.19%

Net assets, end of period (in 000s)	$440,097		$426,467	$122,100	$17,645	$45,129	$38,620

Ratio of net expenses to average net assets	0.46	%(c)	0.45%	0.48%	0.54%	0.54%	0.53%

Ratio of total expenses to average net assets	0.55	%(c)	0.56%	0.59%	0.60%	0.59%	0.59%

Ratio of net investment income to average net assets	1.25	%(c)	1.46%	2.27%	2.66%	2.11%	2.01%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.84	$10.46	$10.28	$10.45	$10.57

Net investment income(a)	0.07		0.19	0.27	0.29	0.26	0.23

Net realized and unrealized gain (loss)	0.18		0.29	0.50	0.19	(0.16)	(0.08)

Total from investment operations	0.25		0.48	0.77	0.48	0.10	0.15

Distributions to shareholders from net investment income	(0.10)		(0.25)	(0.31)	(0.30)	(0.27)	(0.27)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.10)		(0.50)	(0.39)	(0.30)	(0.27)	(0.27)

Net asset value, end of period	$10.97		$10.82	$10.84	$10.46	$10.28	$10.45

Total return(b)	2.36%		4.18%	7.41%	4.76%	0.92%	1.40%

Net assets, end of period (in 000s)	$47,327		$39,378	$152,821	$219,927	$8,482	$56,117

Ratio of net expenses to average net assets	0.37	%(c)	0.36%	0.40%	0.44%	0.43%	0.42%

Ratio of total expenses to average net assets	0.46	%(c)	0.47%	0.50%	0.51%	0.47%	0.48%

Ratio of net investment income to average net assets	1.35	%(c)	1.71%	2.51%	2.84%	2.50%	2.13%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.77		$10.79	$10.42	$10.24	$10.41	$10.54

Net investment income(a)	0.04		0.12	0.20	0.22	0.17	0.16

Net realized and unrealized gain (loss)	0.18		0.29	0.50	0.20	(0.14)	(0.09)

Total from investment operations	0.22		0.41	0.70	0.42	0.03	0.07

Distributions to shareholders from net investment income	(0.07)		(0.18)	(0.25)	(0.24)	(0.20)	(0.20)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—	—	—

Total distributions	(0.07)		(0.43)	(0.33)	(0.24)	(0.20)	(0.20)

Net asset value, end of period	$10.92		$10.77	$10.79	$10.42	$10.24	$10.41

Total return(b)	2.06%		3.57%	6.70%	4.14%	0.31%	0.69%

Net assets, end of period (in 000s)	$4,824		$4,864	$4,774	$4,444	$4,637	$944

Ratio of net expenses to average net assets	0.96	%(c)	0.95%	1.00%	1.04%	1.04%	1.03%

Ratio of total expenses to average net assets	1.05	%(c)	1.06%	1.10%	1.11%	1.09%	1.10%

Ratio of net investment income to average net assets	0.75	%(c)	1.02%	1.88%	2.20%	1.63%	1.50%

Portfolio turnover rate(d)	229%		575%	693%	396%	273%	363%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.82		$10.85	$10.47	$10.20

Net investment income(b)	0.07		0.18	0.27	0.28

Net realized and unrealized gain	0.18		0.29	0.50	0.27

Total from investment operations	0.25		0.47	0.77	0.55

Distributions to shareholders from net investment income	(0.10)		(0.25)	(0.31)	(0.28)

Distributions to shareholders from net realized gains	—		(0.25)	(0.08)	—

Total distributions	(0.10)		(0.50)	(0.39)	(0.28)

Net asset value, end of period	$10.97		$10.82	$10.85	$10.47

Total return(c)	2.35%		4.18%	7.41%	5.50%

Net assets, end of period (in 000s)	$799,548		$809,047	$704,747	$595,010

Ratio of net expenses to average net assets	0.37	%(d)	0.36%	0.40%	0.44	%(d)

Ratio of total expenses to average net assets	0.46	%(d)	0.46%	0.50%	0.52	%(d)

Ratio of net investment income to average net assets	1.34	%(d)	1.60%	2.47%	2.91	%(d)

Portfolio turnover rate(e)	229%		575%	693%	396%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.73		$12.72	$12.47	$12.17	$12.21	$12.24

Net investment income(a)	0.03		0.14	0.14	0.17	0.09	0.09

Net realized and unrealized gain	0.13		0.54	0.47	0.31	0.08	0.05

Total from investment operations	0.16		0.68	0.61	0.48	0.17	0.14

Distributions to shareholders from net investment income	(0.05)		(0.32)	(0.20)	(0.18)	(0.21)	(0.12)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.05)		(0.67)	(0.36)	(0.18)	(0.21)	(0.17)

Net asset value, end of period	$12.84		$12.73	$12.72	$12.47	$12.17	$12.21

Total return(b)	1.32%		5.15%	4.88%	3.99%	1.38%	1.14%

Net assets, end of period (in 000s)	$52,576		$52,270	$42,358	$63,453	$78,752	$136,317

Ratio of net expenses to average net assets	0.97	%(c)	1.00%	1.01%	1.03%	1.03%	1.03%

Ratio of total expenses to average net assets	1.15	%(c)	1.17%	1.13%	1.20%	1.14%	1.13%

Ratio of net investment income to average net assets	0.39	%(c)	1.07%	1.08%	1.39%	0.76%	0.71%

Portfolio turnover rate(d)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.62		$12.61	$12.37	$12.07	$12.11	$12.14

Net investment income (loss)(a)	(0.02)		0.04	0.04	0.08	0.01	— (b)

Net realized and unrealized gain	0.13		0.54	0.46	0.31	0.07	0.05

Total from investment operations	0.11		0.58	0.50	0.39	0.08	0.05

Distributions to shareholders from net investment income	(0.01)		(0.22)	(0.10)	(0.09)	(0.12)	(0.03)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.01)		(0.57)	(0.26)	(0.09)	(0.12)	(0.08)

Net asset value, end of period	$12.72		$12.62	$12.61	$12.37	$12.07	$12.11

Total return(c)	0.95%		4.40%	4.06%	3.24%	0.68%	0.42%

Net assets, end of period (in 000s)	$3,751		$4,799	$6,300	$8,725	$12,984	$20,808

Ratio of net expenses to average net assets	1.72	%(d)	1.75%	1.76%	1.78%	1.74%	1.74%

Ratio of total expenses to average net assets	1.90	%(d)	1.91%	1.88%	1.94%	1.89%	1.88%

Ratio of net investment income (loss) to average net assets	(0.38	)%(d)	0.33%	0.33%	0.63%	0.05%	(0.03)%

Portfolio turnover rate(e)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.70		$12.70	$12.45	$12.15	$12.19	$12.22

Net investment income(a)	0.05		0.18	0.18	0.21	0.13	0.13

Net realized and unrealized gain	0.13		0.53	0.47	0.31	0.08	0.05

Total from investment operations	0.18		0.71	0.65	0.52	0.21	0.18

Distributions to shareholders from net investment income	(0.07)		(0.36)	(0.24)	(0.22)	(0.25)	(0.16)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.07)		(0.71)	(0.40)	(0.22)	(0.25)	(0.21)

Net asset value, end of period	$12.81		$12.70	$12.70	$12.45	$12.15	$12.19

Total return(b)	1.48%		5.48%	5.22%	4.34%	1.72%	1.48%

Net assets, end of period (in 000s)	$271,978		$282,633	$250,976	$252,456	$321,021	$627,253

Ratio of net expenses to average net assets	0.66	%(c)	0.69%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.79%	0.86%	0.80%	0.79%

Ratio of net investment income to average net assets	0.70	%(c)	1.38%	1.37%	1.73%	1.08%	1.05%

Portfolio turnover rate(d)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.63		$12.62	$12.38	$12.09	$12.12	$12.16

Net investment income(a)	0.01		0.11	0.13	0.15	0.07	0.07

Net realized and unrealized gain	0.14		0.55	0.44	0.30	0.09	0.04

Total from investment operations	0.15		0.66	0.57	0.45	0.16	0.11

Distributions to shareholders from net investment income	(0.04)		(0.30)	(0.17)	(0.16)	(0.19)	(0.10)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.04)		(0.65)	(0.33)	(0.16)	(0.19)	(0.15)

Net asset value, end of period	$12.74		$12.63	$12.62	$12.38	$12.09	$12.12

Total return(b)	1.15%		4.98%	4.71%	3.75%	1.31%	0.90%

Net assets, end of period (in 000s)	$624		$653	$196	$1,930	$1,799	$2,772

Ratio of net expenses to average net assets	1.16	%(c)	1.18%	1.19%	1.19%	1.19%	1.19%

Ratio of total expenses to average net assets	1.32	%(c)	1.34%	1.30%	1.36%	1.30%	1.29%

Ratio of net investment income to average net assets	0.19	%(c)	0.85%	1.02%	1.24%	0.60%	0.56%

Portfolio turnover rate(d)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.68		$12.67	$12.43	$12.13	$12.17	$12.20

Net investment income(a)	0.04		0.17	0.17	0.20	0.12	0.11

Net realized and unrealized gain	0.13		0.54	0.46	0.31	0.08	0.06

Total from investment operations	0.17		0.71	0.63	0.51	0.20	0.17

Distributions to shareholders from net investment income	(0.06)		(0.35)	(0.23)	(0.21)	(0.24)	(0.15)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.06)		(0.70)	(0.39)	(0.21)	(0.24)	(0.20)

Net asset value, end of period	$12.79		$12.68	$12.67	$12.43	$12.13	$12.17

Total return(b)	1.45%		5.43%	5.07%	4.25%	1.63%	1.39%

Net assets, end of period (in 000s)	$75,864		$73,477	$47,717	$53,615	$62,988	$97,332

Ratio of net expenses to average net assets	0.72	%(c)	0.75%	0.76%	0.78%	0.78%	0.78%

Ratio of total expenses to average net assets	0.90	%(c)	0.92%	0.88%	0.95%	0.89%	0.88%

Ratio of net investment income to average net assets	0.64	%(c)	1.31%	1.31%	1.64%	1.00%	0.90%

Portfolio turnover rate(d)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.71		$12.70	$12.45	$12.16	$12.19	$12.22

Net investment income(a)	0.05		0.19	0.17	0.21	0.15	0.11

Net realized and unrealized gain	0.13		0.53	0.48	0.30	0.07	0.07

Total from investment operations	0.18		0.72	0.65	0.51	0.22	0.18

Distributions to shareholders from net investment income	(0.07)		(0.36)	(0.24)	(0.22)	(0.25)	(0.16)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—	—	(0.05)

Total distributions	(0.07)		(0.71)	(0.40)	(0.22)	(0.25)	(0.21)

Net asset value, end of period	$12.82		$12.71	$12.70	$12.45	$12.16	$12.19

Total return(b)	1.48%		5.49%	5.22%	4.35%	1.73%	1.50%

Net assets, end of period (in 000s)	$273,299		$264,049	$311,837	$228,163	$268,413	$5,468

Ratio of net expenses to average net assets	0.65	%(c)	0.68%	0.68%	0.68%	0.68%	0.67%

Ratio of total expenses to average net assets	0.81	%(c)	0.82%	0.78%	0.85%	0.78%	0.77%

Ratio of net investment income to average net assets	0.71	%(c)	1.40%	1.36%	1.74%	1.25%	0.92%

Portfolio turnover rate(d)	240%		522%	610%	302%	172%	289%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$12.72		$12.71	$12.46	$12.10

Net investment income(b)	0.05		0.19	0.18	0.21

Net realized and unrealized gain	0.13		0.53	0.47	0.36

Total from investment operations	0.18		0.72	0.65	0.57

Distributions to shareholders from net investment income	(0.07)		(0.36)	(0.24)	(0.21)

Distributions to shareholders from net realized gains	—		(0.35)	(0.16)	—

Total distributions	(0.07)		(0.71)	(0.40)	(0.21)

Net asset value, end of period	$12.83		$12.72	$12.71	$12.46

Total return(c)	1.48%		5.49%	5.22%	4.77%

Net assets, end of period (in 000s)	$8,833		$8,889	$7,900	$8,170

Ratio of net expenses to average net assets	0.65	%(d)	0.68%	0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.81	%(d)	0.82%	0.78%	0.87	%(d)

Ratio of net investment income to average net assets	0.70	%(d)	1.40%	1.38%	1.82	%(d)

Portfolio turnover rate(e)	240%		522%	610%	302%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.15		0.33	0.11

Net realized and unrealized gain (loss)	0.20		1.43	(1.11)

Total from investment operations	0.35		1.76	(1.00)

Distributions to shareholders from net investment income	(0.17)		(0.35)	(0.12)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.17)		(0.39)	(0.12)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.39%		19.94%	(10.14)%

Net assets, end of period (in 000s)	$599		$501	$142

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.31	%(d)	1.71%	2.58	%(d)

Ratio of net investment income to average net assets	2.93	%(d)	3.19%	3.44	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.11		0.26	0.09

Net realized and unrealized gain (loss)	0.20		1.42	(1.12)

Total from investment operations	0.31		1.68	(1.03)

Distributions to shareholders from net investment income	(0.13)		(0.27)	(0.09)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.13)		(0.31)	(0.09)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.01%		19.06%	(10.35)%

Net assets, end of period (in 000s)	$80		$77	$65

Ratio of net expenses to average net assets	1.72	%(d)	1.72%	1.73	%(d)

Ratio of total expenses to average net assets	2.06	%(d)	2.71%	3.40	%(d)

Ratio of net investment income to average net assets	2.19	%(d)	2.52%	2.67	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.17		0.37	0.12

Net realized and unrealized gain (loss)	0.19		1.42	(1.11)

Total from investment operations	0.36		1.79	(0.99)

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.13)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.18)		(0.42)	(0.13)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.56%		20.34%	(10.03)%

Net assets, end of period (in 000s)	$26,605		$25,710	$22,264

Ratio of net expenses to average net assets	0.64	%(d)	0.64%	0.64	%(d)

Ratio of total expenses to average net assets	0.98	%(d)	1.75%	2.53	%(d)

Ratio of net investment income to average net assets	3.27	%(d)	3.63%	3.72	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.17		0.36	0.12

Net realized and unrealized gain (loss)	0.19		1.43	(1.12)

Total from investment operations	0.36		1.79	(1.00)

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.12)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.18)		(0.42)	(0.12)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.52%		20.24%	(10.06)%

Net assets, end of period (in 000s)	$56		$54	$45

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.73	%(d)

Ratio of total expenses to average net assets	1.06	%(d)	1.81%	2.62	%(d)

Ratio of net investment income to average net assets	3.20	%(d)	3.54%	3.63	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.17		0.37	0.12

Net realized and unrealized gain (loss)	0.19		1.43	(1.11)

Total from investment operations	0.36		1.80	(0.99)

Distributions to shareholders from net investment income	(0.18)		(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.18)		(0.43)	(0.13)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.57%		20.35%	(10.03)%

Net assets, end of period (in 000s)	$56		$54	$45

Ratio of net expenses to average net assets	0.63	%(d)	0.63%	0.63	%(d)

Ratio of total expenses to average net assets	0.97	%(d)	1.72%	2.52	%(d)

Ratio of net investment income to average net assets	3.28	%(d)	3.64%	3.73	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.14		0.31	0.10

Net realized and unrealized gain (loss)	0.19		1.43	(1.11)

Total from investment operations	0.33		1.74	(1.01)

Distributions to shareholders from net investment income	(0.15)		(0.33)	(0.11)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.15)		(0.37)	(0.11)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.27%		19.65%	(10.21)%

Net assets, end of period (in 000s)	$55		$54	$45

Ratio of net expenses to average net assets	1.22	%(d)	1.22%	1.23	%(d)

Ratio of total expenses to average net assets	1.56	%(d)	2.32%	3.12	%(d)

Ratio of net investment income to average net assets	2.69	%(d)	3.04%	3.13	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Period Ended March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$10.25		$8.88	$10.00

Net investment income(b)	0.17		0.36	0.12

Net realized and unrealized gain (loss)	0.19		1.44	(1.11)

Total from investment operations	0.36		1.80	(0.99)

Distributions to shareholders from net investment income	(0.18)		(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		(0.04)	—

Total distributions	(0.18)		(0.43)	(0.13)

Net asset value, end of period	$10.43		$10.25	$8.88

Total return(c)	3.57%		20.35%	(10.03)%

Net assets, end of period (in 000s)	$77,385		$89,424	$809

Ratio of net expenses to average net assets	0.63	%(d)	0.63%	0.60	%(d)

Ratio of total expenses to average net assets	0.97	%(d)	1.10%	0.63	%(d)

Ratio of net investment income to average net assets	3.29	%(d)	3.46%	3.76	%(d)

Portfolio turnover rate(e)	76%		363%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.92		$7.93	$8.71	$9.19	$9.45	$9.47

Net investment income(a)	0.14		0.28	0.33	0.38	0.32	0.33

Net realized and unrealized gain (loss)	0.05		0.99	(0.73)	(0.34)	(0.24)	(0.03)

Total from investment operations	0.19		1.27	(0.40)	0.04	0.08	0.30

Distributions to shareholders from net investment income	(0.11)		(0.28)	(0.38)	(0.52)	(0.34)	(0.32)

Net asset value, end of period	$9.00		$8.92	$7.93	$8.71	$9.19	$9.45

Total return(b)	2.11%		16.07%	(4.90)%	0.61%	0.86%	3.20%

Net assets, end of period (in 000s)	$1,495		$1,894	$978	$3,169	$6,984	$12,673

Ratio of net expenses to average net assets	1.46	%(c)	1.46%	1.47%	1.47%	1.43%	1.45%

Ratio of total expenses to average net assets	1.69	%(c)	1.72%	1.84%	1.74%	1.54%	1.62%

Ratio of net investment income to average net assets	3.09	%(c)	3.19%	3.74%	4.15%	3.40%	3.43%

Portfolio turnover rate(d)	39%		112%	164%	220%	267%	266%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.91		$7.93	$8.70	$9.19	$9.45	$9.47

Net investment income(a)	0.11		0.22	0.26	0.31	0.25	0.26

Net realized and unrealized gain (loss)	0.04		0.97	(0.72)	(0.34)	(0.24)	(0.03)

Total from investment operations	0.15		1.19	(0.46)	(0.03)	0.01	0.23

Distributions to shareholders from net investment income	(0.07)		(0.21)	(0.31)	(0.46)	(0.27)	(0.25)

Net asset value, end of period	$8.99		$8.91	$7.93	$8.70	$9.19	$9.45

Total return(b)	1.73%		15.08%	(5.50)%	(0.25)%	0.12%	2.43%

Net assets, end of period (in 000s)	$343		$423	$543	$1,092	$1,545	$2,692

Ratio of net expenses to average net assets	2.20	%(c)	2.21%	2.22%	2.22%	2.18%	2.20%

Ratio of total expenses to average net assets	2.44	%(c)	2.51%	2.60%	2.52%	2.29%	2.37%

Ratio of net investment income to average net assets	2.34	%(c)	2.52%	3.00%	3.39%	2.65%	2.68%

Portfolio turnover rate(d)	39%		112%	164%	220%	267%	266%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.91		$7.92	$8.70	$9.18	$9.44	$9.46

Net investment income(a)	0.15		0.31	0.35	0.41	0.35	0.36

Net realized and unrealized gain (loss)	0.05		0.99	(0.72)	(0.34)	(0.23)	(0.03)

Total from investment operations	0.20		1.30	(0.37)	0.07	0.12	0.33

Distributions to shareholders from net investment income	(0.12)		(0.31)	(0.41)	(0.55)	(0.38)	(0.35)

Net asset value, end of period	$8.99		$8.91	$7.92	$8.70	$9.18	$9.44

Total return(b)	2.28%		16.47%	(4.59)%	0.84%	1.32%	3.55%

Net assets, end of period (in 000s)	$14,689		$14,905	$14,592	$22,611	$199,256	$189,429

Ratio of net expenses to average net assets	1.12	%(c)	1.13%	1.13%	1.13%	1.09%	1.11%

Ratio of total expenses to average net assets	1.36	%(c)	1.42%	1.50%	1.30%	1.19%	1.28%

Ratio of net investment income to average net assets	3.41	%(c)	3.57%	4.07%	4.45%	3.74%	3.77%

Portfolio turnover rate(d)	39%		112%	164%	220%	267%	266%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.92		$7.93	$8.70	$9.19	$9.45	$9.47

Net investment income(a)	0.15		0.31	0.35	0.40	0.35	0.35

Net realized and unrealized gain (loss)	0.05		0.98	(0.72)	(0.34)	(0.24)	(0.03)

Total from investment operations	0.20		1.29	(0.37)	0.06	0.11	0.32

Distributions to shareholders from net investment income	(0.12)		(0.30)	(0.40)	(0.55)	(0.37)	(0.34)

Net asset value, end of period	$9.00		$8.92	$7.93	$8.70	$9.19	$9.45

Total return(b)	2.24%		16.36%	(4.56)%	0.75%	1.12%	3.45%

Net assets, end of period (in 000s)	$2,589		$2,406	$2,187	$4,261	$7,357	$9,347

Ratio of net expenses to average net assets	1.20	%(c)	1.21%	1.22%	1.22%	1.18%	1.20%

Ratio of total expenses to average net assets	1.44	%(c)	1.49%	1.59%	1.50%	1.28%	1.38%

Ratio of net investment income to average net assets	3.32	%(c)	3.49%	3.99%	4.41%	3.66%	3.69%

Portfolio turnover rate(d)	39%		112%	164%	220%	267%	266%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$8.91		$7.93	$8.70	$9.18	$9.48

Net investment income(b)	0.15		0.31	0.35	0.40	0.13

Net realized and unrealized gain (loss)	0.05		0.98	(0.71)	(0.33)	(0.20)

Total from investment operations	0.20		1.29	(0.36)	0.07	(0.07)

Distributions to shareholders from net investment income	(0.12)		(0.31)	(0.41)	(0.55)	(0.23)

Net asset value, end of period	$8.99		$8.91	$7.93	$8.70	$9.18

Total return(c)	2.28%		16.33%	(4.46)%	0.85%	(0.62)%

Net assets, end of period (in 000s)	$2,111		$1,654	$2,218	$1,823	$3,612

Ratio of net expenses to average net assets	1.11	%(d)	1.12%	1.12%	1.12%	1.11	%(d)

Ratio of total expenses to average net assets	1.36	%(d)	1.39%	1.50%	1.43%	1.05	%(d)

Ratio of net investment income to average net assets	3.41	%(d)	3.57%	4.07%	4.49%	4.27	%(d)

Portfolio turnover rate(e)	39%		112%	164%	220%	267%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.91		$7.93	$8.70	$9.19	$9.45	$9.47

Net investment income(a)	0.13		0.26	0.30	0.35	0.30	0.30

Net realized and unrealized gain (loss)	0.05		0.98	(0.71)	(0.34)	(0.24)	(0.02)

Total from investment operations	0.18		1.24	(0.41)	0.01	0.06	0.28

Distributions to shareholders from net investment income	(0.10)		(0.26)	(0.36)	(0.50)	(0.32)	(0.30)

Net asset value, end of period	$8.99		$8.91	$7.93	$8.70	$9.19	$9.45

Total return(b)	1.98%		15.65%	(5.03)%	0.24%	0.61%	2.94%

Net assets, end of period (in 000s)	$29		$29	$24	$26	$36	$35

Ratio of net expenses to average net assets	1.70	%(c)	1.71%	1.72%	1.72%	1.68%	1.70%

Ratio of total expenses to average net assets	1.94	%(c)	1.98%	2.09%	2.01%	1.78%	1.87%

Ratio of net investment income to average net assets	2.83	%(c)	2.98%	3.48%	3.88%	3.15%	3.18%

Portfolio turnover rate(d)	39%		112%	164%	220%	267%	266%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$8.90		$7.92	$8.69	$9.25

Net investment income(b)	0.15		0.31	0.35	0.38

Net realized and unrealized gain (loss)	0.05		0.98	(0.71)	(0.40)

Total from investment operations	0.20		1.29	(0.36)	(0.02)

Distributions to shareholders from net investment income	(0.12)		(0.31)	(0.41)	(0.54)

Net asset value, end of period	$8.98		$8.90	$7.92	$8.69

Total return(c)	2.28%		16.35%	(4.47)%	(0.07)%

Net assets, end of period (in 000s)	$112,933		$106,377	$76,234	$87,163

Ratio of net expenses to average net assets	1.11	%(d)	1.12%	1.12%	1.12	%(d)

Ratio of total expenses to average net assets	1.35	%(d)	1.38%	1.49%	1.52	%(d)

Ratio of net investment income to average net assets	3.42	%(d)	3.55%	4.08%	4.55	%(d)

Portfolio turnover rate(e)	39%		112%	164%	220%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.41		$8.48	$9.28	$9.54	$9.70	$9.41

Net investment income(a)	0.04		0.31	0.26	0.35	0.17	0.19

Net realized and unrealized gain (loss)	0.17		0.99	(0.78)	(0.31)	(0.25)	0.26

Total from investment operations	0.21		1.30	(0.52)	0.04	(0.08)	0.45

Distributions to shareholders from net investment income	(0.08)		(0.35)	— (b)	(0.05)	(0.05)	(0.11)

Distributions to shareholders from return of capital	—		(0.02)	(0.28)	(0.25)	(0.03)	(0.05)

Total distributions	(0.08)		(0.37)	(0.28)	(0.30)	(0.08)	(0.16)

Net asset value, end of period	$9.54		$9.41	$8.48	$9.28	$9.54	$9.70

Total return(c)	2.30%		15.12%	(5.64)%	0.46%	(0.86)%	4.84%

Net assets, end of period (in 000s)	$129,680		$126,488	$115,257	$202,337	$311,146	$646,435

Ratio of net expenses to average net assets	1.01	%(d)	1.02%	1.01%	0.99%	0.95%	0.92%

Ratio of total expenses to average net assets	1.06	%(d)	1.05%	1.04%	1.01%	0.95%	0.93%

Ratio of net investment income to average net assets	0.80	%(d)	3.27%	2.84%	3.72%	1.81%	1.96%

Portfolio turnover rate(e)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.39		$8.46	$9.25	$9.52	$9.71	$9.41

Net investment income(a)	—	(b)	0.24	0.19	0.28	0.10	0.12

Net realized and unrealized gain (loss)	0.17		0.98	(0.77)	(0.32)	(0.26)	0.28

Total from investment operations	0.17		1.22	(0.58)	(0.04)	(0.16)	0.40

Distributions to shareholders from net investment income	(0.05)		(0.27)	— (b)	(0.04)	(0.02)	(0.07)

Distributions to shareholders from return of capital	—		(0.02)	(0.21)	(0.19)	(0.01)	(0.03)

Total distributions	(0.05)		(0.29)	(0.21)	(0.23)	(0.03)	(0.10)

Net asset value, end of period	$9.51		$9.39	$8.46	$9.25	$9.52	$9.71

Total return(c)	1.90%		14.24%	(6.27)%	(0.41)%	(1.60)%	4.25%

Net assets, end of period (in 000s)	$40,493		$55,099	$89,308	$150,514	$252,929	$448,657

Ratio of net expenses to average net assets	1.76	%(d)	1.77%	1.77%	1.74%	1.70%	1.60%

Ratio of total expenses to average net assets	1.81	%(d)	1.80%	1.79%	1.76%	1.70%	1.68%

Ratio of net investment income to average net assets	0.06	%(d)	2.54%	2.10%	2.97%	1.01%	1.26%

Portfolio turnover rate(e)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.42		$8.49	$9.28	$9.55	$9.70	$9.41

Net investment income(a)	0.05		0.34	0.29	0.38	0.20	0.22

Net realized and unrealized gain (loss)	0.17		0.99	(0.76)	(0.32)	(0.25)	0.26

Total from investment operations	0.22		1.33	(0.47)	0.06	(0.05)	0.48

Distributions to shareholders from net investment income	(0.09)		(0.38)	(0.01)	(0.06)	(0.07)	(0.13)

Distributions to shareholders from return of capital	—		(0.02)	(0.31)	(0.27)	(0.03)	(0.06)

Total distributions	(0.09)		(0.40)	(0.32)	(0.33)	(0.10)	(0.19)

Net asset value, end of period	$9.55		$9.42	$8.49	$9.28	$9.55	$9.70

Total return(b)	2.44%		15.62%	(5.31)%	0.71%	(0.49)%	5.19%

Net assets, end of period (in 000s)	$408,582		$437,445	$564,586	$950,665	$3,849,088	$6,435,385

Ratio of net expenses to average net assets	0.68	%(c)	0.69%	0.68%	0.65%	0.61%	0.58%

Ratio of total expenses to average net assets	0.73	%(c)	0.71%	0.70%	0.66%	0.61%	0.59%

Ratio of net investment income to average net assets	1.15	%(c)	3.61%	3.18%	4.10%	2.08%	2.31%

Portfolio turnover rate(d)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.42		$8.48	$9.28	$9.55	$9.70	$9.41

Net investment income(a)	0.05		0.33	0.29	0.37	0.19	0.21

Net realized and unrealized gain (loss)	0.17		1.00	(0.78)	(0.32)	(0.24)	0.26

Total from investment operations	0.22		1.33	(0.49)	0.05	(0.05)	0.47

Distributions to shareholders from net investment income	(0.09)		(0.37)	(0.01)	(0.05)	(0.07)	(0.13)

Distributions to shareholders from return of capital	—		(0.02)	(0.30)	(0.27)	(0.03)	(0.05)

Total distributions	(0.09)		(0.39)	(0.31)	(0.32)	(0.10)	(0.18)

Net asset value, end of period	$9.55		$9.42	$8.48	$9.28	$9.55	$9.70

Total return(b)	2.30%		15.52%	(5.40)%	0.61%	(0.56)%	5.10%

Net assets, end of period (in 000s)	$21,405		$22,711	$25,179	$96,019	$189,884	$345,997

Ratio of net expenses to average net assets	0.76	%(c)	0.77%	0.76%	0.74%	0.70%	0.67%

Ratio of total expenses to average net assets	0.81	%(c)	0.80%	0.79%	0.76%	0.70%	0.68%

Ratio of net investment income to average net assets	1.07	%(c)	3.53%	3.15%	3.98%	2.01%	2.23%

Portfolio turnover rate(d)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.41		$8.48	$9.28	$9.55	$9.70	$9.41

Net investment income(a)	0.08		0.34	0.29	0.35	0.21	0.21

Net realized and unrealized gain (loss)	0.15		0.99	(0.77)	(0.29)	(0.26)	0.27

Total from investment operations	0.23		1.33	(0.48)	0.06	(0.05)	0.48

Distributions to shareholders from net investment income	(0.09)		(0.38)	(0.01)	(0.10)	(0.06)	(0.13)

Distributions to shareholders from return of capital	—		(0.02)	(0.31)	(0.23)	(0.04)	(0.06)

Total distributions	(0.09)		(0.40)	(0.32)	(0.33)	(0.10)	(0.19)

Net asset value, end of period	$9.55		$9.41	$8.48	$9.28	$9.55	$9.70

Total return(b)	2.45%		15.51%	(5.30)%	0.70%	(0.48)%	5.21%

Net assets, end of period (in 000s)	$21,984		$4,023	$6,779	$25,882	$24,628	$66,431

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.67%	0.64%	0.60%	0.56%

Ratio of total expenses to average net assets	0.72	%(c)	0.70%	0.69%	0.66%	0.60%	0.57%

Ratio of net investment income to average net assets	1.60	%(c)	3.63%	3.16%	3.73%	2.14%	2.18%

Portfolio turnover rate(d)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.40		$8.47	$9.26	$9.53	$9.70	$9.40

Net investment income(a)	0.03		0.29	0.24	0.32	0.14	0.16

Net realized and unrealized gain (loss)	0.16		0.98	(0.77)	(0.31)	(0.25)	0.28

Total from investment operations	0.19		1.27	(0.53)	0.01	(0.11)	0.44

Distributions to shareholders from net investment income	(0.07)		(0.32)	—	(0.05)	(0.04)	(0.10)

Distributions to shareholders from return of capital	—		(0.02)	(0.26)	(0.23)	(0.02)	(0.04)

Total distributions	(0.07)		(0.34)	(0.26)	(0.28)	(0.06)	(0.14)

Net asset value, end of period	$9.52		$9.40	$8.47	$9.26	$9.53	$9.70

Total return(b)	2.09%		14.98%	(5.89)%	0.10%	(1.12)%	4.71%

Net assets, end of period (in 000s)	$2,676		$2,539	$3,056	$4,986	$7,361	$9,577

Ratio of net expenses to average net assets	1.26	%(c)	1.27%	1.27%	1.24%	1.20%	1.14%

Ratio of total expenses to average net assets	1.31	%(c)	1.30%	1.29%	1.26%	1.20%	1.18%

Ratio of net investment income to average net assets	0.56	%(c)	3.04%	2.59%	3.46%	1.46%	1.66%

Portfolio turnover rate(d)	137%		722%	491%	169%	128%	184%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$9.40		$8.47	$9.27	$9.62

Net investment income(b)	0.05		0.34	0.29	0.33

Net realized and unrealized gain (loss)	0.17		0.99	(0.77)	(0.35)

Total from investment operations	0.22		1.33	(0.48)	(0.02)

Distributions to shareholders from net investment income	(0.09)		(0.38)	(0.01)	(0.06)

Distributions to shareholders from return of capital	—		(0.02)	(0.31)	(0.27)

Total distributions	(0.09)		(0.40)	(0.32)	(0.33)

Net asset value, end of period	$9.53		$9.40	$8.47	$9.27

Total return(c)	2.45%		15.53%	(5.31)%	(0.12)%

Net assets, end of period (in 000s)	$263,993		$268,868	$235,966	$336,979

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.67%	0.64	%(d)

Ratio of total expenses to average net assets	0.72	%(d)	0.70%	0.69%	0.68	%(d)

Ratio of net investment income to average net assets	1.14	%(d)	3.62%	3.18%	3.84	%(d)

Portfolio turnover rate(e)	137%		722%	491%	169%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Bond and Core Fixed Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Global Core Fixed Income	A, C, Institutional, Service, Investor, R6 and P	Diversified
Income, Long Short Credit Strategies and Strategic Income	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to a management agreement with the Trust on behalf of the Global Core Fixed Income Fund (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class  Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Bond	Daily/Monthly	Annually
Core Fixed Income	Daily/Monthly	Annually
Global Core Fixed Income	Daily/Monthly	Annually
Income	Daily/Monthly	Annually
Long Short Credit Strategies	Daily/Monthly	Annually
Strategic Income	Monthly/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

181

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$240,274,451	$—

Mortgage-Backed Obligations	—	203,162,675	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	76,292,320	3,120,996	—

Asset-Backed Securities	—	55,593,460	—

Foreign Debt Obligations	—	7,252,868	—

Municipal Debt Obligations	—	5,312,656	—

Investment Company	4,640,064	—	—

Total	$80,932,384	$514,717,106	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(26,278,931)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,294,786	$—

Futures Contracts(a)	410,854	—	—

Interest Rate Swap Contracts(a)	—	5,650,158	—

Credit Default Swap Contracts(a)	—	615,529	—

Purchased Option Contracts	—	396,735	—

Total	$410,854	$8,957,208	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,915,061)	$—

Futures Contracts(a)	(537,105)	—	—

Interest Rate Swap Contracts(a)	—	(2,067,081)	—

Credit Default Swap Contracts(a)	—	(34,726)	—

Written Option Contracts	—	(1,020,015)	—

Total	$(537,105)	$(5,036,883)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$821,011,205	$—

Foreign Debt Obligations	9,067,341	18,905,658	—

Asset-Backed Securities	—	113,446,133	—

Mortgage-Backed Obligations	—	707,591,422	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	682,970,171	34,633,850	—

Municipal Debt Obligations	—	27,050,613	—

Investment Company	21,226,241	—	—

Total	$713,263,753	$1,722,638,881	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(83,777,769)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$522,028	$—

Futures Contracts(a)	6,061,736	—	—

Interest Rate Swap Contracts(a)	—	7,337,530	—

Credit Default Swap Contracts(a)	—	3,363,201	—

Purchased Option Contracts	—	634,005	—

Total	$6,061,736	$11,856,764	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(112,929)	$—

Futures Contracts(a)	(3,059,490)	—	—

Interest Rate Swap Contracts(a)	—	(2,815,053)	—

Credit Default Swap Contracts(a)	—	(125,116)	—

Written Option Contracts	—	(1,314,454)	—

Total	$(3,059,490)	$(4,367,552)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Foreign Sovereign Debt Obligations	$157,524,812	$100,378,546	$—

Corporate Obligations	—	260,692,660	—

Asset-Backed Securities	—	44,880,167	—

Mortgage-Backed Obligations	—	102,415,271	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	21,686,611	1,683,357	—

Structured Note	—	698,186	—

Investment Company	5,783,562	—	—

Total	$184,994,985	$510,748,187	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,122,410)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$6,789,440	$—

Futures Contracts(a)	214,450	—	—

Interest Rate Swap Contracts(a)	—	6,331,315	—

Credit Default Swap Contracts(a)	—	970,237	—

Purchased Option Contracts	—	393,251	—

Total	$214,450	$14,484,243	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,729,889)	$—

Futures Contracts(a)	(2,815,254)	—	—

Interest Rate Swap Contracts(a)	—	(2,911,429)	—

Credit Default Swap Contracts(a)	—	(23,627)	—

Written Option Contracts	—	(1,038,048)	—

Total	$(2,815,254)	$(5,702,993)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$10,374,060	$—

Corporate Obligations	—	74,433,504	—

Mortgage-Backed Obligations	—	4,198,602	—

Asset-Backed Securities	—	1,572,238	—

Foreign Debt Obligations	—	11,811,284	—

U.S. Treasury Obligations	1,312,987	—	—

Unfunded Loan Commitment	—	23	—

Common Stock and/or Other Equity Investments

North America	153,769	—	—

Investment Company	3,560,432	—	—

Total	$5,027,188	$102,389,711	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$143,428	$—

Futures Contracts	49,278	—	—

Interest Rate Swap Contracts	—	62,844	—

Credit Default Swap Contracts	—	182,069	—

Total	$49,278	$388,341	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(5,125)	$—

Futures Contracts	(45,163)	—	—

Total	$(45,163)	$(5,125)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

LONG-SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$37,615,763	$—

Other Secured Debt Obligations	—	17,388,620	—

Unsecured Debt Obligations	—	68,950,206	—

Common Stock and/or Other Equity Investments

North America	90,157	642,892	—

Investment Company	9,842,750	—	—

Total	$9,932,907	$124,597,481	$—

Liabilities

Fixed Income

Unfunded Loan Commitment	$—	$(793)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$2,844	$—

Interest Rate Swap Contracts	—	47,850	—

Credit Default Swap Contracts	—	78,905	—

Total	$—	$129,599	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$26,631,904	$—

Corporate Obligations	—	229,515,171	—

Mortgage-Backed Obligations	—	226,647,979	947,960

Asset-Backed Securities	—	111,286,410	—

Foreign Debt Obligations	—	35,656,456	—

Municipal Debt Obligations	—	10,662,968	—

U.S. Treasury Obligations	175,787,666	—	—

Exchange Traded Fund	22,055,696	—	—

Investment Company	33,762,506	—	—

Short-term Investments	—	30,344,104	—

Total	$231,605,868	$670,744,992	$947,960

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,325,781)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$5,341,287	$—

Futures Contracts(a)	5,533,908	—	—

Interest Rate Swap Contracts(a)	—	27,265,941	—

Credit Default Swap Contracts(a)	—	4,285,600	—

Purchased Option Contracts	—	1,681,634	—

Total	$5,533,908	$38,574,462	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(4,433,852)	$—

Futures Contracts(a)	(27,159)	—	—

Interest Rate Swap Contracts(a)	—	(10,976,027)	—

Credit Default Swap Contracts(a)	—	(331,677)	—

Written Option Contracts	—	(4,957,914)	—

Total	$(27,159)	$(20,699,470)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

BOND
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$6,455,137	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(3,424,126)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	615,529	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	(34,726)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	2,297,396		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(2,115,136)
Total		$9,368,062			$(5,573,988)

CORE FIXED INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$14,033,271		Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(7,188,997)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	3,363,201		Variation margin on swap contracts	(125,116)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	522,028		Payable for unrealized loss on forward foreign currency exchange contracts	(112,929)
Total		$17,918,500			$(7,427,042)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $2,617 for the Bond Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

GLOBAL CORE FIXED INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$6,936,219	(a)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(6,551,149)	(a)(b)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	970,237	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(23,627)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	6,792,237		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(1,943,471)
Total		$14,698,693			$(8,518,247)

INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts;	$112,122	(a)	Variation margin on futures contracts	$(45,163)	(a)
Credit	Variation margin on swap contracts;	182,069	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	143,428		Payable for unrealized loss on forward foreign currency exchange contracts	(5,125)
Total		$437,619			$(50,288)

LONG SHORT CREDIT STRATEGIES
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts	$47,850	(a)	—	$—
Credit	Variation margin on swap contracts	78,905	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,844		—	—
Total		$129,599			$

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $37,198 for the Global Core Fixed Income Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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4. INVESTMENTS IN DERIVATIVES (continued)

STRATEGIC INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$34,476,181	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(15,558,729)	(a)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	4,285,600	(a)	Variation margin on swap contracts	(331,677)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	5,346,589		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(4,836,223)
Total		$44,108,370			$(20,726,629)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

BOND
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options contracts	$5,496,234	$1,646,035
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	426,048	(61,662)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	(731,853)	90,822
Total		$5,190,429	$1,675,195

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	$4,891,669	$2,780,904
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	1,268,482	564,277
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	6,308,804	(5,378,603)
Total		$12,468,955	$(2,033,422)

GLOBAL CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	$6,517,265	$(1,269,405)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	328,959	113,675
Currency	Net realized gain (loss) from purchased options contracts and forward foreign currency exchange contracts /Net change in unrealized gain (loss) on purchased options contracts, forward foreign currency exchange contracts and written options contracts	3,812,476	(1,748,969)
Total		$10,658,700	$(2,904,699)

INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$873	$253,259
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	64,254	36,974
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	195,007	(102,581)
Total		$260,134	$187,652

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4. INVESTMENTS IN DERIVATIVES (continued)

LONG SHORT CREDIT STRATEGIES
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) on swap contracts /Net change in unrealized gain (loss) on swap contracts	$(64,506)	$(1,551)
Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	(803,008)	133,865
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	3,836	2,844
Total		$(863,678)	$135,158

STRATEGIC INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain Loss)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	$18,583,282	$3,571,531
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,743,033	(299,744)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	971,354	(427,745)
Total		$22,297,669	$2,844,042

For the six months ended September 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Bond	$1,526	$420,467,687	$1,225,470,293	76,626,150	$154,668,841	38,405,286	$236,594,670
Core Fixed Income	4,445	189,756,172	1,629,948,044	—	232,824,435	—	362,461,454
Global Core Fixed Income	1,301	730,573,950	1,311,009,989	78,017,580	151,228,582	39,189,978	236,354,987
Income	125	14,764,524	23,070,281	—	—	—	—
Long Short Credit Strategies	—	175,572	28,523,333	—	—	—	—
Strategic Income	4,449	1,163,058,697	6,220,114,471	152,790,745	616,189,786	76,777,843	1,222,130,850

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2021 .

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM and GSAMI believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2021:

BOND
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$—	$—	$—	$—	$(1,503)	$—	$—	$(1,503)	$(1,503)	$—	$(1,503)
BNP Paribas SA	14	—	—	14	—	—	(36,127)	(36,127)	(36,113)	—	(36,113)
BofA Securities LLC	15,475	—	—	15,475	—	—	(20,300)	(20,300)	(4,825)	—	(4,825)
Citibank NA	147,385	—	—	147,385	(374)	—	(208,390)	(208,764)	(61,379)	61,379	—
CS International (London)	166	—	—	166	—	—	(45,588)	(45,588)	(45,422)	—	(45,422)
Deutsche Bank AG (London)	116,523	—	—	116,523	—	—	(143,749)	(143,749)	(27,226)	—	(27,226)
HSBC Bank PLC	2,354	—	—	2,354	—	—	(38,288)	(38,288)	(35,934)	—	(35,934)
JPMorgan Securities, Inc.	81,179	90,033	2,294,786	2,465,998	(740)	(1,915,061)	(112,288)	(2,028,089)	437,909	—	437,909
MS & Co. Int. PLC	27,413	291,180	—	318,593	—	—	(308,473)	(308,473)	10,120	—	10,120
Signature Bank	—	128,230	—	128,230	—	—	—	—	128,230	—	128,230
UBS AG (London)	6,226	—	—	6,226	—	—	(106,812)	(106,812)	(100,586)	—	(100,586)

Total	$396,735	$509,443	$2,294,786	$3,200,964	$(2,617)	$(1,915,061)	$(1,020,015)	$(2,937,693)	$263,271	$61,379	$324,650

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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4. INVESTMENTS IN DERIVATIVES (continued)

GLOBAL CORE FIXED INCOME FUND
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$—	$—	$—	$—	$(1,002)	$—	$—	$(1,002)	$(1,002)	$—	$(1,002)
BNP Paribas SA	193	—	—	193	—	—	(87,421)	(87,421)	(87,228)	—	(87,228)
BofA Securities LLC	15,445	—	—	15,445	—	—	(20,259)	(20,259)	(4,814)	—	(4,814)
Citibank NA	143,816	—	—	143,816	—	—	(205,393)	(205,393)	(61,577)	61,577	—
Deutsche Bank AG (London)	114,797	—	—	114,797	—	—	(144,688)	(144,688)	(29,891)	—	(29,891)
HSBC Bank PLC	2,522	—	—	2,522	—	—	(40,873)	(40,873)	(38,351)	—	(38,351)
JPMorgan Securities, Inc.	81,558	72,251	6,789,440	6,943,249	—	(1,729,889)	(113,409)	(1,843,298)	5,099,951	—	5,099,951
MS & Co. Int. PLC	28,839	793,160	—	821,999	(36,196)	—	(320,207)	(356,403)	465,596	—	465,596
UBS AG (London)	6,081	—	—	6,081	—	—	(105,798)	(105,798)	(99,717)	—	(99,717)

Total	$393,251	$865,411	$6,789,440	$8,048,102	$(37,198)	$(1,729,889)	$(1,038,048)	$(2,805,135)	$5,242,967	$61,577	$5,304,544

STRATEGIC INCOME
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$165,251	$—	$—	$165,251	$—	$—	$—	$—	$165,251	$—	$165,251
BNP Paribas SA	360	—	—	360	—	—	(367,428)	(367,428)	(367,068)	220,000	(147,068)
BofA Securities LLC	56,306	—	—	56,306	—	—	(73,868)	(73,868)	(17,562)	—	(17,562)
Citibank NA	558,478	—	—	558,478	—	—	(999,061)	(999,061)	(440,583)	440,583	—
Deutsche Bank AG (London)	447,102	—	—	447,102	—	—	(757,462)	(757,462)	(310,360)	280,000	(30,360)
HSBC Bank PLC	4,788	—	—	4,788	—	—	(77,139)	(77,139)	(72,351)	—	(72,351)
JPMorgan Securities, Inc.	311,934	—	5,341,287	5,653,221	—	(4,433,852)	(432,217)	(4,866,069)	787,152	—	787,152
MS & Co. Int. PLC	108,176	1,191,407	—	1,299,583	—	—	(1,600,501)	(1,600,501)	(300,918)	300,918	—
Signature Bank	—	597,114	—	597,114	—	—	—	—	597,114	—	597,114
UBS AG (London)	29,239	—	—	29,239	—	—	(650,237)	(650,237)	(620,998)	—	(620,998)

Total	$1,681,634	$1,788,521	$5,341,287	$8,811,442	$—	$(4,433,852)	$(4,957,913)	$(9,391,765)	$(580,323)	$1,241,501	$661,178
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each applicable Fund’s average daily net assets.

For the six months ended September 30, 2021, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate#
Bond	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.40%
Core Fixed Income	0.40	0.36	0.34	0.33	0.32	0.38	0.33	*
Global Core Fixed Income	0.65	0.59	0.56	0.55	0.54	0.65	0.61	**
Income	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Long Short Credit Strategies	1.00	0.90	0.86	0.84	0.82	1.00	0.99
Strategic Income	0.60	0.54	0.51	0.50	0.49	0.60	0.58

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.
*	The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2022, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.
**	Effective July 29, 2021, the Investment Adviser agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.56% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2022, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2021, the Investment Adviser had agreed to waive a portion of its management fee equal to 0.01% of the Fund’s average daily net assets.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and in shares of the Goldman Sachs Access High Yield Corporate Bond ETF, which are affiliated Underlying Funds. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended September 30, 2021, GSAM waived $16,790, $51,089, $1,890, $6,226 and $91,324 of the Fund’s management fee for the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds, respectively. For the six months ended September 30, 2021, GSAMI waived $3,642 of the Fund’s management fee for the Global Core Fixed Income Fund.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Bond	$5,724	$7
Core Fixed Income	3,861	332
Global Core Fixed Income	426	—
Income	1,710	—
Long Short Credit Strategies	1	—
Strategic Income	321	1

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributed to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Global Income, Income, Long Short Credit Strategies and Strategic Income Funds are 0.004%, 0.014%, 0.004%, 0.054%, 0.094% and 0.054%, respectively. These Other Expense limitations will remain in place through at least July 29, 2022 for the Funds, and prior

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended September 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Bond	$16,790	$—	$399,505	$416,295
Core Fixed Income	557,885	—	377,976	935,861
Global Core Fixed Income	134,801	13,229	430,377	578,407
Income	1,890	—	180,354	182,244
Long Short Credit Strategies	6,226	—	149,789	156,015
Strategic Income	91,324	—	149,518	240,842

G.  Line of Credit Facility — As of September 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021 the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2021, Goldman Sachs earned $30,562, $62,925, and $110,311 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Strategic Income Funds, respectively.

As of September 30, 2021, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio
Global Core Fixed Income	21%	13%

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R
Bond	—%	—%	—%	19%	—%	—%	—%
Income	9	69	92	—	100	100	100
Long Short Credit Strategies	—	8	—	—	—	—	96

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Access High Yield Corporate Bond ETF as of and for the six months ended September 30, 2021:

Fund	Underlying Fund	Market Value as of March 31, 2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value as of September 30, 2021	Shares as of September 30, 2021	Dividend Income
Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	$7,459,479	$196,064,504	$(198,883,919)	$—	$—	$4,640,064	4,640,064	$2,820
Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,105,895	601,350,838	(583,230,492)	—	—	21,226,241	21,226,241	8,671
Global Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	11,198,119	80,765,467	(86,180,024)	—	—	5,783,562	5,783,562	654
Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,270,339	32,488,437	(31,198,344)	—	—	3,560,432	3,560,432	333
Long Short Credit Strategies	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,082,329	35,749,665	(30,989,244)	—	—	9,842,750	9,842,750	1,053
Strategic Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	118,992,801	408,442,816	(493,673,111)	—	—	33,762,506	33,762,506	9,525
	Goldman Sachs Access High Yield Corporate Bond ETF	22,020,498	—	—	—	35,198	22,055,696	439,970	490,888

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)
Bond	$1,562,372,439	$92,893,789	$1,589,102,860	$72,061,652
Core Fixed Income	5,024,361,948	138,053,014	4,911,866,931	166,243,406
Global Core Fixed Income	885,146,714	705,343,797	890,084,594	682,479,948
Income	48,901,399	33,692,474	53,319,836	47,272,602
Long Short Credit Strategies	—	53,514,265	—	47,147,009
Strategic Income	1,000,134,944	83,586,838	945,404,626	168,967,804

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2021, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income
Capital loss carryforwards
Perpetual Short-Term	$—	$—	$—	$—	$(27,919,470)	$(1,213,500,217)
Perpetual Long-Term	—	—	—	—	(8,238,249)	(769,113,390)
Total capital loss carryforwards	$—	$—	$—	$—	$(36,157,719)	$(1,982,613,607)
Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Defaulted Bonds/Dividends Payable and Straddle Loss Deferrals)	$(12,735,902)	$(10,174,584)	$(8,872,379)	$(486,388)	$(1,110,181)	$(24,430,201)

As of September 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income
Tax Cost	$583,980,774	$2,414,143,491	$683,081,210	$106,117,671	$133,776,695	$935,957,121
Gross unrealized gain	17,633,864	55,071,343	25,229,930	2,624,237	4,091,735	24,790,385
Gross unrealized loss	(5,965,148)	(33,312,200)	(12,567,968)	(1,325,032)	(3,338,042)	(57,448,686)
Net unrealized gains (losses)	$11,668,716	$21,759,143	$12,661,962	$1,299,205	$753,693	$(32,658,301)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, differences in

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

7. TAX INFORMATION (continued)

the tax treatment of underlying fund investments, swap transactions, material modification of debt securities, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries

203

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund‘s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may

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8. OTHER RISKS (continued)

be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM and GSAMI are currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	622,172	$6,654,207	2,162,907	$23,876,739
Reinvestment of distributions	59,766	639,422	344,387	3,793,573
Shares redeemed	(3,442,674)	(36,777,990)	(1,870,432)	(20,462,290)
	(2,760,736)	(29,484,361)	636,862	7,208,022
Class C Shares
Shares sold	93,038	998,676	352,718	3,873,183
Reinvestment of distributions	4,890	52,274	40,987	451,484
Shares redeemed	(110,901)	(1,188,403)	(514,913)	(5,631,285)
	(12,973)	(137,453)	(121,208)	(1,306,618)
Institutional Shares
Shares sold	3,969,530	42,278,520	7,509,445	82,232,065
Reinvestment of distributions	165,544	1,772,871	613,213	6,750,780
Shares redeemed	(3,250,470)	(34,853,057)	(5,995,774)	(65,613,208)
	884,604	9,198,334	2,126,884	23,369,637
Service Shares
Shares sold	915	9,810	8,385	92,655
Reinvestment of distributions	66	706	295	3,248
Shares redeemed	(4)	(42)	(5,069)	(56,485)
	977	10,474	3,611	39,418
Investor Shares
Shares sold	1,155,402	12,326,435	5,144,227	56,398,722
Reinvestment of distributions	63,961	682,658	240,605	2,641,013
Shares redeemed	(1,310,428)	(13,967,750)	(1,445,634)	(15,738,055)
	(91,065)	(958,657)	3,939,198	43,301,680
Class R6 Shares
Shares sold	1,332,818	14,299,320	2,647,658	29,116,155
Reinvestment of distributions	71,846	769,320	398,587	4,391,846
Shares redeemed	(1,075,646)	(11,537,870)	(4,373,634)	(48,256,722)
	329,018	3,530,770	(1,327,389)	(14,748,721)
Class R Shares
Shares sold	28,211	302,289	105,642	1,164,551
Reinvestment of distributions	2,829	30,257	18,298	201,465
Shares redeemed	(128,233)	(1,371,668)	(160,983)	(1,778,321)
	(97,193)	(1,039,122)	(37,043)	(412,305)
Class P Shares
Shares sold	936,144	10,073,173	2,704,318	29,860,388
Reinvestment of distributions	94,848	1,015,407	415,801	4,576,755
Shares redeemed	(775,625)	(8,327,379)	(2,033,418)	(22,245,383)
	255,367	2,761,201	1,086,701	12,191,760

NET INCREASE (DECREASE)	(1,492,001)	$(16,118,814)	6,307,616	$69,642,873

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Core Fixed Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,681,758	$18,355,769	5,683,294	$63,651,988
Reinvestment of distributions	118,270	1,293,238	533,766	5,986,978
Shares redeemed	(1,295,099)	(14,128,766)	(2,598,243)	(28,937,384)
	504,929	5,520,241	3,618,817	40,701,582
Class C Shares
Shares sold	153,962	1,693,961	727,076	8,240,479
Reinvestment of distributions	4,189	46,023	31,946	360,064
Shares redeemed	(188,262)	(2,071,541)	(379,644)	(4,272,701)
	(30,111)	(331,557)	379,378	4,327,842
Institutional Shares
Shares sold	12,107,158	132,951,249	55,509,935	629,628,316
Reinvestment of distributions	497,684	5,462,391	1,819,528	20,465,967
Shares redeemed	(13,973,780)	(153,193,633)	(24,674,737)	(277,802,962)
	(1,368,938)	(14,779,993)	32,654,726	372,291,321
Service Shares
Shares sold	2,908	32,105	24,112	272,409
Reinvestment of distributions	158	1,735	1,283	14,474
Shares redeemed	(4,684)	(51,424)	(31,698)	(359,363)
	(1,618)	(17,584)	(6,303)	(72,480)
Investor Shares
Shares sold	8,723,335	95,311,622	38,758,645	435,883,183
Reinvestment of distributions	365,229	3,997,371	1,213,149	13,604,730
Shares redeemed	(8,384,341)	(91,675,269)	(11,682,749)	(130,601,849)
	704,223	7,633,724	28,289,045	318,886,064
Class R6 Shares
Shares sold	902,011	9,935,595	3,578,248	40,662,071
Reinvestment of distributions	34,571	379,918	293,171	3,326,097
Shares redeemed	(261,619)	(2,863,625)	(14,326,354)	(164,257,664)
	674,963	7,451,888	(10,454,935)	(120,269,496)
Class R Shares
Shares sold	51,177	560,654	159,957	1,800,723
Reinvestment of distributions	2,961	32,383	16,266	182,602
Shares redeemed	(63,993)	(703,720)	(166,804)	(1,880,346)
	(9,855)	(110,683)	9,419	102,979
Class P Shares
Shares sold	4,915,818	54,056,917	23,795,632	270,394,466
Reinvestment of distributions	694,720	7,639,963	3,225,241	36,380,070
Shares redeemed	(7,502,922)	(82,247,267)	(17,237,476)	(193,409,837)
	(1,892,384)	(20,550,387)	9,783,397	113,364,699

NET INCREASE (DECREASE)	(1,418,791)	$(15,184,351)	64,273,544	$729,332,511

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Global Core Fixed Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	453,314	$5,821,797	1,471,888	$19,679,479
Reinvestment of distributions	13,541	173,742	172,295	2,287,873
Shares redeemed	(478,224)	(6,153,234)	(867,820)	(11,484,132)
	(11,369)	(157,695)	776,363	10,483,220
Class C Shares
Shares sold	11,112	140,921	48,999	647,360
Reinvestment of distributions	243	3,078	16,991	223,813
Shares redeemed	(96,771)	(1,237,312)	(185,221)	(2,426,309)
	(85,416)	(1,093,313)	(119,231)	(1,555,136)
Institutional Shares
Shares sold	2,497,207	32,070,062	9,865,060	130,847,377
Reinvestment of distributions	107,861	1,382,240	1,084,339	14,377,111
Shares redeemed	(3,627,300)	(46,447,484)	(8,470,410)	(111,917,416)
	(1,022,232)	(12,995,182)	2,478,989	33,307,072
Service Shares
Shares sold	2,670	34,004	80,259	1,077,598
Reinvestment of distributions	140	1,784	2,663	35,111
Shares redeemed	(5,498)	(70,489)	(46,783)	(621,722)
	(2,688)	(34,701)	36,139	490,987
Investor Shares
Shares sold	859,123	11,003,257	3,658,429	48,779,732
Reinvestment of distributions	28,694	366,977	288,901	3,820,812
Shares redeemed	(750,911)	(9,600,026)	(1,918,154)	(25,132,805)
	136,906	1,770,208	2,029,176	27,467,739
Class R6 Shares
Shares sold	751,185	9,641,323	2,125,412	27,807,782
Reinvestment of distributions	110,484	1,416,498	1,062,622	14,094,661
Shares redeemed	(318,321)	(4,092,103)	(6,965,991)	(93,434,951)
	543,348	6,965,718	(3,777,957)	(51,532,508)
Class P Shares
Shares sold	29,159	371,095	73,458	963,738
Reinvestment of distributions	3,713	47,628	36,356	482,492
Shares redeemed	(43,261)	(553,655)	(32,542)	(434,767)
	(10,389)	(134,932)	77,272	1,011,463

NET INCREASE (DECREASE)	(451,840)	$(5,679,897)	1,500,751	$19,672,837

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	12,231	$126,742	45,920	$468,476
Reinvestment of distributions	891	9,332	1,269	13,030
Shares redeemed	(4,535)	(47,195)	(14,312)	(145,520)
	8,587	88,879	32,877	335,986
Class C Shares
Shares sold	—	—	3,558	36,437
Reinvestment of distributions	93	967	273	2,782
Shares redeemed	—	—	(3,602)	(36,950)
	93	967	229	2,269
Institutional Shares
Shares sold	23,031	242,252	325,264	3,415,252
Reinvestment of distributions	44,409	462,699	101,468	1,029,797
Shares redeemed	(24,848)	(259,125)	(425,351)	(4,366,371)
	42,592	445,826	1,381	78,678
Investor Shares
Reinvestment of distributions	92	955	211	2,146
Class R6 Shares
Reinvestment of distributions	94	981	216	2,196
Class R Shares
Reinvestment of distributions	77	810	185	1,877
Class P Shares
Shares sold	1,652,962	17,265,302	10,314,134	105,695,326
Reinvestment of distributions	136,541	1,422,507	200,986	2,081,787
Shares redeemed	(3,093,790)	(32,135,858)	(1,881,188)	(19,419,116)
	(1,304,287)	(13,448,049)	8,633,932	88,357,997

NET INCREASE (DECREASE)	(1,252,752)	$(12,909,631)	8,669,031	$88,781,149

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Long Short Credit Strategies Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	18,464	$166,060	138,476	$1,226,010
Reinvestment of distributions	2,162	19,420	5,214	46,043
Shares redeemed	(66,960)	(600,321)	(54,549)	(486,077)
	(46,334)	(414,841)	89,141	785,976
Class C Shares
Shares sold	—	—	5	44
Reinvestment of distributions	344	3,086	1,324	11,615
Shares redeemed	(9,708)	(87,359)	(22,423)	(197,075)
	(9,364)	(84,273)	(21,094)	(185,416)
Institutional Shares
Shares sold	109,729	984,634	372,672	3,248,570
Reinvestment of distributions	21,931	196,874	61,973	544,687
Shares redeemed	(170,761)	(1,529,882)	(602,977)	(5,267,232)
	(39,101)	(348,374)	(168,332)	(1,473,975)
Investor Shares
Shares sold	36,455	326,892	41,796	371,429
Reinvestment of distributions	3,710	33,332	8,972	78,892
Shares redeemed	(22,209)	(199,238)	(56,763)	(502,317)
	17,956	160,986	(5,995)	(51,996)
Class R6 Shares
Shares sold	46,278	415,028	18,454	160,000
Reinvestment of distributions	2,824	25,362	10,159	89,382
Shares redeemed	—	—	(122,818)	(1,100,000)
	49,102	440,390	(94,205)	(850,618)
Class R Shares
Shares sold	—	—	111	1,000
Reinvestment of distributions	35	309	88	777
	35	309	199	1,777
Class P Shares
Shares sold	653,362	5,860,000	3,719,905	33,017,500
Reinvestment of distributions	164,313	1,473,101	353,139	3,105,868
Shares redeemed	(194,923)	(1,750,388)	(1,748,509)	(14,948,057)
	622,752	5,582,713	2,324,535	21,175,311

NET INCREASE	595,046	$5,336,910	2,124,249	$19,401,059

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Strategic Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,442,029	$13,754,404	4,301,194	$40,735,446
Reinvestment of distributions	91,995	874,124	454,092	4,269,208
Shares redeemed	(1,384,629)	(13,148,156)	(4,906,951)	(46,108,146)
	149,395	1,480,372	(151,665)	(1,103,492)
Class C Shares
Shares sold	27,424	259,654	180,875	1,710,421
Reinvestment of distributions	24,893	235,760	233,801	2,189,404
Shares redeemed	(1,662,919)	(15,804,577)	(5,105,244)	(47,947,100)
	(1,610,602)	(15,309,163)	(4,690,568)	(44,047,275)
Institutional Shares
Shares sold	4,539,716	43,199,630	10,976,286	103,788,531
Reinvestment of distributions	349,154	3,320,180	2,045,553	19,203,925
Shares redeemed	(8,561,411)	(81,398,235)	(33,110,986)	(314,435,639)
	(3,672,541)	(34,878,425)	(20,089,147)	(191,443,183)
Investor Shares
Shares sold	169,625	1,611,196	513,420	4,940,246
Reinvestment of distributions	20,671	196,435	101,226	951,404
Shares redeemed	(360,700)	(3,428,971)	(1,170,512)	(10,795,378)
	(170,404)	(1,621,340)	(555,866)	(4,903,728)
Class R6 Shares
Shares sold	1,973,364	18,747,811	130,478	1,233,570
Reinvestment of distributions	11,264	107,331	22,412	209,907
Shares redeemed	(108,844)	(1,037,297)	(524,636)	(4,966,758)
	1,875,784	17,817,845	(371,746)	(3,523,281)
Class R Shares
Shares sold	19,208	182,343	77,248	729,238
Reinvestment of distributions	1,894	17,965	9,759	91,570
Shares redeemed	(10,316)	(97,756)	(177,771)	(1,656,375)
	10,786	102,552	(90,764)	(835,567)
Class P Shares
Shares sold	1,313,292	12,466,646	7,455,037	70,920,600
Reinvestment of distributions	266,608	2,530,559	1,139,338	10,702,882
Shares redeemed	(2,492,200)	(23,714,439)	(7,849,752)	(73,174,366)
	(912,300)	(8,717,234)	744,623	8,449,116

NET DECREASE	(4,329,882)	$(41,125,393)	(25,205,133)	$(237,407,410)

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Fund Expenses — Six Month Period Ended September 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021, which represents a period of 183 days of a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Bond Fund				Core Fixed Income Fund				Global Core Fixed Income Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*
Class A
Actual	$1,000.00	$1,024.10		$3.96	$1,000.00	$1,021.90		$3.60	$1,000.00	$1,013.20		$4.90
Hypothetical 5% return	1,000.00	1,021.51	+	3.95	1,000.00	1,021.51	+	3.60	1,000.00	1,021.51	+	4.91
Class C
Actual	1,000.00	1,021.20		7.75	1,000.00	1,018.90		7.39	1,000.00	1,009.50		8.66
Hypothetical 5% return	1,000.00	1,017.40	+	7.74	1,000.00	1,017.75	+	7.38	1,000.00	1,016.44	+	8.69
Institutional
Actual	1,000.00	1,026.70		2.29	1,000.00	1,023.50		1.93	1,000.00	1,014.80		3.33
Hypothetical 5% return	1,000.00	1,022.81	+	2.28	1,000.00	1,023.16	+	1.93	1,000.00	1,021.76	+	3.35
Service
Actual	1,000.00	1,024.10		4.82	1,000.00	1,020.90		4.46	1,000.00	1,011.50		5.85
Hypothetical 5% return	1,000.00	1,020.66	+	4.81	1,000.00	1,020.66	+	4.46	1,000.00	1,020.66	+	5.87
Investor
Actual	1,000.00	1,026.40		2.69	1,000.00	1,023.10		2.33	1,000.00	1,014.50		3.64
Hypothetical 5% return	1,000.00	1,022.41	+	2.69	1,000.00	1,022.76	+	2.33	1,000.00	1,021.46	+	3.65
Class R6
Actual	1,000.00	1,026.80		2.24	1,000.00	1,023.60		1.88	1,000.00	1,014.80		3.28
Hypothetical 5% return	1,000.00	1,022.86	+	2.23	1,000.00	1,023.21	+	1.88	1,000.00	1,021.81	+	3.29
Class R
Actual	1,000.00	1,023.70		5.23	1,000.00	1,020.60		4.86	—	—		—
Hypothetical 5% return	1,000.00	1,020.26	+	5.22	1,000.00	1,020.26	+	4.86	—	—		—
Class P
Actual	1,000.00	1,026.80		2.24	1,000.00	1,023.50		1.88	1,000.00	1,014.80		3.28
Hypothetical 5% return	1,000.00	1,023.21	+	2.23	1,000.00	1,023.21	+	1.88	1,000.00	1,023.21	+	3.29

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	0.78%	1.53%	0.45%	0.95%	0.53%	0.44%	1.03%	0.44%
Core Fixed Income	0.71	1.46	0.38	0.88	0.46	0.37	0.96	0.37
Global Core Fixed Income	0.97	1.72	0.66	1.16	0.72	0.65	—	0.65

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2021 (Unaudited) (continued)

	Income Fund				Long Short Credit Strategies Fund				Strategic Income Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*
Class A
Actual	$1,000.00	$1,033.90		$4.95	$1,000.00	$1,021.10		$7.40	$1,000.00	$1,023.00		$5.12
Hypothetical 5% return	1,000.00	1,017.75	+	4.91	1,000.00	1,017.75	+	7.38	1,000.00	1,017.75	+	5.11
Class C
Actual	1,000.00	1,030.10		8.75	1,000.00	1,017.30		11.13	1,000.00	1,019.00		8.91
Hypothetical 5% return	1,000.00	1,016.44	+	8.69	1,000.00	1,014.04	+	11.11	1,000.00	1,016.24	+	8.90
Institutional
Actual	1,000.00	1,035.60		3.27	1,000.00	1,022.80		5.68	1,000.00	1,024.40		3.45
Hypothetical 5% return	1,000.00	1,021.86	+	3.24	1,000.00	1,019.45	+	5.67	1,000.00	1,021.66	+	3.45
Investor
Actual	1,000.00	1,035.20		3.67	1,000.00	1,022.40		6.08	1,000.00	1,023.00		3.85
Hypothetical 5% return	1,000.00	1,021.46	+	3.65	1,000.00	1,019.05	+	6.07	1,000.00	1,021.26	+	3.85
Class R6
Actual	1,000.00	1,035.70		3.22	1,000.00	1,022.80		5.63	1,000.00	1,024.50		3.40
Hypothetical 5% return	1,000.00	1,021.91	+	3.19	1,000.00	1,019.50	+	5.62	1,000.00	1,021.71	+	3.40
Class R
Actual	1,000.00	1,032.70		6.22	1,000.00	1,019.80		8.61	1,000.00	1,020.90		6.38
Hypothetical 5% return	1,000.00	1,016.55	+	6.17	1,000.00	1,016.55	+	8.59	1,000.00	1,016.55	+	6.38
Class P
Actual	1,000.00	1,035.70		3.22	1,000.00	1,022.80		5.63	1,000.00	1,024.50		3.40
Hypothetical 5% return	1,000.00	1,019.50	+	3.19	1,000.00	1,019.50	+	5.62	1,000.00	1,019.50	+	3.40

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	0.97%	1.72%	0.64%	0.72%	0.63%	1.22%	0.63%
Long Short Credit Strategies	1.46	2.20	1.12	1.20	1.11	1.70	1.11
Strategic Income	1.01	1.76	0.68	0.76	0.67	1.26	0.67

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Long Short Credit Strategies Fund and Goldman Sachs Strategic Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds with Goldman Sachs Asset Management, L.P. (“GSAM”) and on behalf of the Global Core Fixed Income Fund with Goldman Sachs Asset Management International (together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond Fund, Core Fixed Income Fund, and Global Core Fixed Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Income Fund, which commenced operations on December 3, 2019); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreements; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. They also noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Advisers’ business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Advisers using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond Fund, Core Fixed Income Fund, and Global Core Fixed Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Advisers.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They noted that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They considered that the Global Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Board noted that in February 2020, the Global Core Fixed Income Fund had been repositioned from the Global Income Fund, which involved changes to the Fund’s investment objective and principal investment strategy. They also noted that the Global Core Fixed Income Fund had experienced certain portfolio management changes in 2020. They observed that the Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-year period ended March 31, 2021. The Trustees recalled that the Long Short Credit Strategies Fund was launched in April 2014 in connection with the reorganization of the Goldman Sachs Credit Strategies Fund, a closed-end interval fund, with and into the Fund. The Trustees noted that the Long Short Credit Strategies Fund’s Institutional Shares (when viewed together with its predecessor for the applicable periods) had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the fourth quartile for the five- and ten-year periods; had outperformed the Fund’s LIBOR-based benchmark index by 15.83%, 2.04%, 1.80%, and 2.50% respectively, for the one-, three-, five-, and ten-year periods; and had outperformed the average performance of a group of competitor funds, as determined by the Investment Adviser (the “Competitor Fund Average”), for the one- and three-year periods and underperformed for the five-year period ended March 31, 2021. However, they noted that the Fund currently implements a long/short credit strategy, while the Goldman Sachs Credit Strategies Fund implemented a long-only credit strategy. They also noted that the Long Short Credit Strategies Fund had experienced certain portfolio management changes in early 2021. The Trustees considered that the Strategic Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and the third quartile for the three-, five-, and ten-year periods; had outperformed the Fund’s LIBOR-based benchmark index by 14.98%, 1.47%, 1.42%, and 1.80% respectively, for the one-, three-, five-, and ten-year periods; and had outperformed the Fund’s Competitor Fund Average for the one-year period and underperformed for the three- and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Global Core Fixed Income Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019 (except for the Income Fund which commenced operations in 2019), and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund

First $1 billion	0.41%	0.40%	0.65%	0.55%	1.00%	0.60%

Next $1 billion	0.37	0.36	0.59	0.50	0.90	0.54

Next $3 billion	0.35	0.34	0.56	0.47	0.86	0.51

Next $3 billion	0.34	0.33	0.55	0.46	0.84	0.50

Over $8 billion	0.34	0.32	0.54	0.45	0.82	0.49

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and the Investment Advisers’ undertakings to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income Fund and Strategic Income Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’ ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Advisers that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by GSAM that will result in increased assets under management for those ETFs and may facilitate the development of GSAM’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2022.

218

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of September 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Funds management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2021 Goldman Sachs. All rights reserved. 259732-OTU-1514009/MSFISAR-21

Goldman Sachs Funds

Semi-Annual Report	September 30, 2021

Municipal Funds
Dynamic Municipal Income
High Yield Municipal
Municipal Income Completion
Short Duration Tax-Free

Goldman Sachs Municipal Funds

∎	DYNAMIC MUNICIPAL INCOME

∎	HIGH YIELD MUNICIPAL

∎	MUNICIPAL INCOME COMPLETION

∎	SHORT DURATION TAX-FREE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Municipal Funds

The following are highlights both of key factors affecting the municipal bond market and of any changes made to the Goldman Sachs Municipal Funds (the “Funds”) during the six months ended September 30, 2021 (the “Reporting Period”). A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2022.

Market Review

∎	The tax-exempt municipal bond market, as measured by the Bloomberg Municipal Bond Index, posted a return of 1.15% during the Reporting Period.

∎

The high yield municipal bond market, as measured by the Bloomberg Municipal High Yield Bond Index, generated a return of 4.33%. At the end of the Reporting Period, high yield municipal bonds had outperformed investment grade municipal bonds for six consecutive quarters.

∎	Taxable municipal bonds, as measured by the Bloomberg Municipal Taxable Bond Index*, recorded a return of 4.11%.

∎

Municipal bonds benefited from the reopening of the U.S. economy, the material rebound in state and local revenues and the federal government’s fiscal stimulus, which collectively bolstered the finances of most municipal sectors.

∎

Municipal yields followed U.S. Treasury yields lower for most of the Reporting Period but then rose in September 2021 on indications the Federal Reserve (“Fed”) might tighten monetary policy in the near term.

∎

New municipal issuance was strong during the first three months of the Reporting Period, with an increase in new project financing. Seasonal factors dampened new issuance in the last three months of the Reporting Period, led by a notable drop in taxable supply.

∎

Inflows to municipal bond mutual funds continued at a record pace. High yield municipal bond mutual funds garnered an outsized portion of the inflows, as investors appeared to favor them for their comparatively higher yields.

∎

Potential federal policy initiatives, such as the bipartisan infrastructure bill and budget reconciliation bill, were center-stage at the end of the Reporting Period, as they could have significant ramifications for the municipal market going forward.

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period

Goldman Sachs Dynamic Municipal Income Fund

•	Overweight relative to the benchmark to the 10-year and 20-year portion of the municipal curve, as the yield curve flattened

•	Security selection as issuers such as Commonwealth of Puerto Rico, State of Illinois, Puerto Rico Sales Tax Financing, and New Hampshire Health & Education outperformed

•

Overweight relative to the benchmark in BBB, high yield, and non-rated credits. Improving credit fundamentals, a strong economic backdrop, and positive fund inflows led to high yield outperformance versus investment grades

Goldman Sachs Municipal Income Completion Fund

•	Overweight relative to the benchmark to the 10-year and 20-year portion of the municipal curve, as the yield curve flattened

•

Overweight relative to the benchmark in BBB and non-rated credits. Improving credit fundamentals, a strong economic backdrop, and positive fund inflows led to high yield outperformance versus investment grades

•	Security selection as issuers such as Commonwealth of Puerto Rico outperformed

*	The Bloomberg Municipal Taxable Bonds Index is a flagship measure of the USD-denominated taxable municipal bond market over 1 year to maturity.

1

FUND BASICS

Dynamic Municipal Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-10 Yr Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	1.62%	0.61%	0.76%	0.75%	1.28%
Class C	1.24	0.61	0.04	0.03	0.07
Institutional	1.85	0.61	1.12	1.11	1.89
Service	1.53	0.61	0.61	0.60	1.03
Investor	1.75	0.61	1.04	1.03	1.75
Class R6	1.80	0.61	1.13	1.12	1.90
Class P	1.80	0.61	1.13	1.12	1.90

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-10 Year Blend Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2020 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

High Yield Municipal Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Goldman Sachs High Yield Municipal Fund Composite Index[2]	Bloomberg Municipal High Yield Bond Index[3]	Bloomberg Municipal Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]	30-Day Taxable Equivalent Yield[6]

Class A	2.82%	3.05%	4.33%	1.15%	1.33%	1.30%	2.24%
Class C	2.53	3.05	4.33	1.15	0.64	0.61	1.08
Institutional	2.98	3.05	4.33	1.15	1.70	1.69	2.87
Investor	2.95	3.05	4.33	1.15	1.64	1.61	2.77
Class R6	3.08	3.05	4.33	1.15	1.71	1.70	2.89
Class P	3.08	3.05	4.33	1.15	1.71	1.70	2.88

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs High Yield Municipal Fund Composite Index is comprised of the Bloomberg Municipal High Yield Bond Index (60%) (with dividends reinvested) and the Bloomberg Municipal Bond Index (40%) (with dividends reinvested).

[3]	The Bloomberg Municipal High Yield Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg Municipal High Yield Bond Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Bloomberg Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[6]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2020 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

SECTOR ALLOCATION[7]

Percentage of Market Value

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Municipal Income Completion Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-10 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield

Separate Account Institutional Shares	2.86%	0.61%	2.00%	1.80%	3.38%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-10 Year Blend Index is an unmanaged broadbased total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2020 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Short Duration Tax-Free Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-3 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	0.24%	0.25%	-0.04%	-0.08%	-0.06%
Class C	0.04	0.25	-0.43	-0.82	-0.73
Institutional	0.30	0.25	0.26	0.25	0.44
Service	0.14	0.25	-0.23	-0.24	-0.39
Investor	0.28	0.25	0.21	0.17	0.36
Class R6	0.40	0.25	0.27	0.26	0.46
Class P	0.40	0.25	0.27	0.26	0.46

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-3 Year Blend Index (with dividends reinvested), an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2020 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.6%
Alabama – 0.9%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A-/A2)
$5,000,000	4.000%	09/15/2033	$5,573,603
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2025	492,706
485,000	5.000	08/01/2026	578,501
550,000	5.000	08/01/2027	670,762
485,000	5.000	08/01/2028	604,570
485,000	5.000	08/01/2029	616,547
425,000	5.000	08/01/2030	547,724
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,323
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B/B3)
4,600,000	5.750	10/01/2049	5,455,802
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
1,000,000	5.000	10/01/2024	1,125,814
1,000,000	5.000	10/01/2025	1,160,797
2,225,000	5.000	10/01/2030	2,548,230
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
740,000	5.000	10/01/2044	815,283
4,415,000	5.500	10/01/2053	4,903,336
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
4,420,000	0.000	10/01/2046	4,532,832
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,000,000
13,500,000	6.000	10/01/2042	15,472,327
10,615,000	6.500	10/01/2053	12,264,442
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
14,875,000	0.000	10/01/2050	15,286,209
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	234,355
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(b)(c)
225,000	2.000	10/01/2024	234,355
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
1,750,000	2.000	10/01/2024	1,822,759
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A1)
3,820,000	4.000	06/01/2024	4,156,373
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A1)(b)
10,000,000	(1 Mo. LIBOR + 0.85%), 0.908	06/01/2024	10,063,099
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,582,282
2,030,000	4.000	09/01/2037	2,372,721
1,350,000	4.000	09/01/2038	1,574,351

			95,790,103

Municipal Bonds – (continued)
Alaska – 0.3%
Alaska Municipal Bond Bank Authority RB Refunding Series 2016 (AMT) (A+/NR)
1,755,000	5.000	12/01/2030	2,072,747
1,365,000	5.000	12/01/2031	1,608,407
1,960,000	5.000	12/01/2032	2,305,235
2,055,000	5.000	12/01/2033	2,412,498
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
1,200,000	5.000	12/01/2026	1,455,269
3,430,000	5.000	12/01/2027	4,249,247
2,175,000	5.000	12/01/2028	2,755,192
2,235,000	5.000	12/01/2029	2,878,323
1,540,000	5.000	12/01/2030	2,019,162
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (A+/NR)
1,240,000	5.000	12/01/2027	1,536,171
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (A/NR)
1,550,000	5.000	06/01/2027	1,889,436
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB-/NR)
1,900,000	4.000	06/01/2050	2,176,499
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB+/NR)
850,000	0.500	06/01/2031	839,661
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(d)
9,000,000	0.000	06/01/2066	1,961,459
State of Alaska GO Unlimited Bonds Series 2016 A (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,374,838

			36,534,144

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (NR/Ba3)(e)
2,000,000	2.470	09/01/2024	2,008,838
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(e)
1,800,000	3.720	09/01/2027	1,813,754

			3,822,592

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(f)
21,670,000	(3 Mo. LIBOR + 0.81%), 0.907	01/01/2037	21,482,167
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
425,000	3.375	07/01/2041	454,448
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,651,836

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (CCC+/NR)
$570,000	5.000%	01/01/2043	$591,437
3,250,000	4.500	01/01/2049	3,241,435
2,095,000	5.000	01/01/2054	2,173,792
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (CCC+/NR)
1,565,000	5.000	01/01/2037	1,530,727
1,105,000	5.000	01/01/2038	1,081,789
300,000	5.000	01/01/2043	290,163
2,125,000	5.000	01/01/2049	2,011,633
600,000	5.125	01/01/2054	575,457
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (BBB-/NR)
620,000	4.000	07/01/2041	663,021
890,000	4.000	07/01/2051	941,842
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (BBB-/NR)
875,000	4.000	07/01/2041	979,737
1,000,000	4.000	07/01/2051	1,098,725
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa3)
365,000	5.000	05/01/2024	385,145
300,000	5.000	05/01/2029	327,334
650,000	5.000	05/01/2031	701,326
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(e)
530,000	3.000	12/15/2031	553,122
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(b)(c)
10,000,000	2.700	08/14/2023	10,403,709
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(b)(c)
7,300,000	5.000	06/03/2024	8,153,344
City of Mesa Utility System RB Refunding Series 2021 (AA-/Aa2)
10,550,000	4.000	07/01/2035	12,905,603
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,375,000	3.000	07/01/2049	1,420,800
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,110,000	5.000	07/01/2023	1,199,908
1,115,000	5.000	07/01/2024	1,251,830
1,215,000	5.000	07/01/2025	1,409,898
915,000	4.000	07/01/2044	1,038,137
2,980,000	5.000	07/01/2044	3,647,687
2,290,000	3.250	07/01/2049	2,368,753
1,375,000	5.000	07/01/2049	1,673,485
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (BBB+/A3)
2,125,000	5.000	07/01/2045	2,561,345

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,005,000	2.163	07/01/2022	3,029,446
1,950,000	2.226	07/01/2023	1,981,164
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,366,835
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
4,807,000	4.000	07/01/2037	4,851,273
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	412,212
376,000	4.100	07/01/2034	396,594
1,132,000	4.750	07/01/2043	1,194,259
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,070,188
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
535,000	4.000	05/15/2031	594,295
900,000	5.000	05/15/2041	1,024,935
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,760,234
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
380,000	4.000	02/15/2041	423,929
295,000	4.000	02/15/2046	327,114
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(e)
300,000	4.000	07/01/2030	333,117
600,000	5.000	07/01/2040	706,811
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (BB/NR)(e)(g)
500,000	4.000	07/01/2051	539,998
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(e)
300,000	5.000	10/01/2026	318,844
400,000	5.125	10/01/2030	449,957
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
200,000	4.000	07/01/2025	222,189
200,000	4.000	07/01/2026	226,273
200,000	4.000	07/01/2027	229,704
325,000	4.000	07/01/2028	377,963
250,000	4.000	07/01/2029	293,957
500,000	4.000	07/01/2034	574,630
700,000	5.000	07/01/2039	852,385
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(e)
450,000	4.750	05/01/2030	477,552
225,000	5.500	05/01/2040	239,052

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
$11,910,000	5.000%	12/01/2037	$16,387,622

			142,432,167

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
5,790,000	5.000	12/01/2047	7,023,063
4,630,000	3.200	12/01/2049	4,912,283
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	316,603
310,000	3.125	07/01/2036	310,864
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,760,946
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
520,000	5.000	06/01/2022	533,635
700,000	5.000	06/01/2023	745,472
1,030,000	5.000	06/01/2024	1,132,913
1,215,000	5.000	06/01/2025	1,375,061
1,705,000	5.000	06/01/2026	1,977,182
1,770,000	5.000	06/01/2027	2,095,905
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	652,598
500,000	5.000	08/01/2028	586,406
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,517,066
5,185,000	3.000	02/01/2024	5,297,114
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,341,862

			40,578,973

California – 9.0%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/2037	714,184
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	728,524
500,000	4.000	09/01/2025	541,912
370,000	4.000	09/01/2026	399,826
415,000	4.000	09/01/2027	446,790
410,000	4.000	09/01/2028	440,400
345,000	4.000	09/01/2029	369,944
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,182,111

Municipal Bonds – (continued)
California – (continued)
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
195,000	4.000	09/01/2022	201,135
205,000	4.000	09/01/2023	218,207
210,000	4.000	09/01/2024	229,008
220,000	4.000	09/01/2025	244,624
230,000	4.000	09/01/2026	258,822
235,000	4.000	09/01/2027	262,800
255,000	4.000	09/01/2029	282,919
275,000	4.000	09/01/2031	302,541
290,000	4.000	09/01/2032	318,415
300,000	5.000	09/01/2033	343,285
215,000	5.000	09/01/2034	245,621
330,000	5.000	09/01/2035	376,661
345,000	3.000	09/01/2036	359,462
360,000	3.000	09/01/2037	374,279
370,000	3.000	09/01/2038	383,578
380,000	3.000	09/01/2039	393,426
1,160,000	5.000	09/01/2044	1,309,458
1,475,000	5.000	09/01/2049	1,659,874
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,663,395
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
425,000	4.000	06/01/2049	478,811
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
500,000	5.000	06/01/2050	590,072
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
950,000	4.000	06/01/2049	1,096,228
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
275,000	5.000	06/01/2049	334,725
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
2,375,000	0.000	06/01/2055	594,898
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
825,000	4.000	06/01/2049	955,895
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
595,000	5.000	06/01/2049	727,384
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(d)
12,130,000	0.000	06/01/2055	2,428,454
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(d)
45,220,000	0.000	06/01/2055	5,606,611

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
$5,000,000	5.250%	04/01/2040	$7,359,679
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,187,182
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (NR/Baa3)
450,000	5.000	08/01/2035	563,668
575,000	5.000	08/01/2040	710,758
550,000	5.000	08/01/2045	670,925
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (BB+/NR)(e)
250,000	4.000	06/01/2036	285,219
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	600,056
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	462,043
350,000	5.000	11/15/2029	430,505
565,000	5.000	11/15/2030	693,805
1,010,000	5.000	11/15/2042	1,226,404
12,000,000	5.000	11/15/2056	14,450,282
California Health Facilities Financing Authority RB Refunding for Children’s Hospital Los Angeles Obligated Group Series 2017 A (BBB+/Baa2)
6,400,000	5.000	08/15/2047	7,538,356
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,557,998
1,150,000	5.000	02/01/2035	1,375,739
3,045,000	5.000	02/01/2036	3,636,908
450,000	5.000	02/01/2042	536,198
1,450,000	5.000	02/01/2047	1,717,687
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
4,265,000	5.000	06/30/2028	5,294,449
3,235,000	5.000	12/31/2028	4,002,024
6,195,000	5.000	12/31/2043	7,423,158
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
670,000	4.000	07/01/2031	768,310
1,830,000	4.000	07/01/2041	2,093,078
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	239,070
200,000	5.000	10/01/2027	244,826
150,000	5.000	10/01/2028	187,730
225,000	5.000	10/01/2029	280,022
125,000	5.000	10/01/2030	154,287
225,000	5.000	10/01/2031	276,350
225,000	5.000	10/01/2032	275,637

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(e)
430,000	5.000	10/01/2034	512,650
1,125,000	5.000	10/01/2039	1,319,559
1,035,000	5.000	10/01/2049	1,192,408
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (BBB-/Baa2)
4,275,000	5.000	07/01/2047	5,045,888
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
2,875,000	5.000	12/31/2034	3,486,184
2,375,000	5.000	12/31/2035	2,875,341
900,000	5.000	12/31/2037	1,085,245
2,000,000	5.000	12/31/2038	2,409,845
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	452,089
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(e)
5,550,000	4.000	11/01/2023	5,548,181
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,130,000	3.000	11/01/2025	4,521,417
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(e)
2,000,000	6.750	12/01/2028	2,082,506
14,195,000	7.500	12/01/2040	14,970,581
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(b)(c)
1,250,000	2.500	05/01/2024	1,312,236
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(b)(c)
3,500,000	2.500	05/01/2024	3,674,260
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
10,000,000	3.375	07/01/2025	11,009,528
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(e)
13,845,000	5.000	07/01/2030	14,836,193
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(e)
280,000	5.000	07/01/2022	289,527
360,000	5.000	07/01/2023	387,923
445,000	5.000	07/01/2024	495,836
1,330,000	5.000	07/01/2029	1,609,260
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(e)
1,000,000	5.000	06/15/2040	1,092,476

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BBB-/NR)(e)
$215,000	3.000%	10/01/2030	$227,421
500,000	5.000	10/01/2040	591,873
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(e)
290,000	2.000	10/01/2025	298,207
400,000	3.000	10/01/2031	429,289
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (BBB-/NR)(e)
125,000	2.250	10/01/2023	125,431
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(e)
680,000	4.000	07/01/2030	756,139
1,250,000	5.000	07/01/2040	1,432,683
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (NR/NR)(e)
435,000	5.000	06/01/2041	489,364
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(e)
400,000	4.875	06/01/2027	398,344
California School Finance Authority RB Refunding Series 2016 (BBB/NR)(e)
3,925,000	5.000	08/01/2046	4,384,435
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,483,826
California State Various Purpose GO Bonds Series 2021 (AA-/Aa2)
50,000,000	1.700	02/01/2028	50,337,870
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
16,170,000	4.000	11/01/2037	19,468,405
17,175,000	4.000	11/01/2038	20,609,605
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
295,000	4.250	09/01/2022	304,264
190,000	5.000	09/01/2030	214,118
200,000	5.000	09/01/2037	222,936
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(e)
1,375,000	7.250	09/01/2050	1,501,740
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	701,524
530,000	4.000	09/01/2051	598,251
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,079,592
595,000	5.000	09/02/2039	725,695

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	3,169,179
875,000	5.000	09/02/2038	1,041,689
350,000	5.000	09/02/2043	413,091
1,040,000	5.000	09/02/2048	1,219,151
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,225,000	5.000	09/02/2029	4,866,492
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	679,773
670,000	4.000	09/02/2024	722,843
1,500,000	5.000	09/02/2034	1,804,161
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(e)
750,000	3.000	06/01/2029	792,582
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
365,000	5.000	08/01/2028	447,150
300,000	5.000	08/01/2029	365,201
315,000	5.000	08/01/2030	381,181
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (B/NR)(e)
500,000	5.000	07/01/2024	517,102
900,000	5.000	07/01/2029	967,799
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	181,454
70,000	5.000	04/01/2031	84,496
385,000	4.000	04/01/2032	442,895
455,000	4.000	04/01/2034	520,569
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (A-/NR)
3,235,000	3.000	04/01/2037	3,436,063
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (BB-/NR)
7,000,000	6.000	12/01/2024	7,950,456
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(e)
1,725,000	5.000	12/01/2031	1,959,723
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,875,553
1,250,000	5.000	09/02/2040	1,518,838

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
$1,300,000	5.000%	09/02/2038	$1,530,226
1,500,000	5.000	09/02/2048	1,742,779
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
180,000	4.000	09/02/2022	185,061
345,000	4.000	09/02/2023	364,881
355,000	4.000	09/02/2024	385,126
1,015,000	4.000	09/02/2029	1,145,201
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,157,467
1,000,000	5.000	05/15/2047	1,178,896
800,000	5.000	05/15/2050	941,708
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,798,420
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (WD/NR)(d)
22,510,000	0.000	06/01/2046	4,216,015
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	260,269
245,000	4.000	09/01/2027	280,550
250,000	4.000	09/01/2028	289,557
165,000	3.000	09/01/2037	171,384
170,000	3.000	09/01/2038	176,047
175,000	3.000	09/01/2039	180,787
180,000	3.000	09/01/2040	185,572
620,000	3.125	09/01/2044	640,135
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa1)(d)
3,500,000	0.000	06/01/2034	2,723,276
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	672,897
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000	09/01/2041	927,076
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(e)
100,000	4.000	09/01/2026	110,668
150,000	4.000	09/01/2031	174,000
650,000	4.000	09/01/2036	747,344
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
1,280,000	5.000	09/01/2044	1,560,118
1,925,000	5.000	09/01/2049	2,332,728

Municipal Bonds – (continued)
California – (continued)
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,292,278
1,275,000	4.000	09/01/2032	1,491,980
1,030,000	4.000	09/01/2037	1,187,465
485,000	4.000	09/01/2040	555,483
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
700,000	4.000	09/01/2045	782,038
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(e)
1,000,000	5.000	09/01/2035	1,220,981
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
475,000	4.000	09/01/2041	541,077
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	352,827
330,000	4.000	09/01/2030	379,345
440,000	4.000	09/01/2032	502,593
450,000	4.000	09/01/2034	511,548
465,000	4.000	09/01/2036	527,058
150,000	3.000	09/01/2038	158,025
160,000	3.000	09/01/2039	167,976
190,000	4.000	09/01/2040	214,256
City of Oroville RB for Oroville Hospital Series 2019 (B+/NR)
1,140,000	5.000	04/01/2024	1,221,093
1,325,000	5.000	04/01/2027	1,496,819
1,000,000	5.000	04/01/2029	1,154,321
1,250,000	5.000	04/01/2030	1,428,388
1,500,000	5.000	04/01/2031	1,704,988
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	189,880
190,000	4.000	09/01/2033	216,597
200,000	4.000	09/01/2036	226,468
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	743,325
800,000	4.000	09/02/2031	909,187
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	113,854
100,000	5.000	09/01/2027	113,290
100,000	5.000	09/01/2028	112,938
100,000	5.000	09/01/2029	112,651
140,000	5.000	09/01/2031	157,315
250,000	5.000	09/01/2032	280,733
230,000	5.000	09/01/2033	257,956
150,000	5.000	09/01/2034	168,024
150,000	5.000	09/01/2035	167,863
700,000	5.000	09/01/2036	781,655
275,000	5.000	09/01/2037	306,575
250,000	5.000	09/01/2038	278,443
500,000	5.000	09/01/2039	556,200

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
$325,000	3.000%	09/01/2029	$340,719
815,000	5.000	09/01/2034	947,008
445,000	5.000	09/01/2039	512,939
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
55,000	3.000	09/01/2022	56,040
70,000	4.000	09/01/2024	75,810
95,000	4.000	09/01/2026	106,490
65,000	5.000	09/01/2030	78,101
190,000	4.000	09/01/2032	214,506
225,000	4.000	09/01/2034	252,802
265,000	4.000	09/01/2036	296,721
305,000	4.000	09/01/2038	340,192
330,000	4.000	09/01/2040	368,007
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
875,000	4.000	09/01/2041	986,400
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(e)
535,000	4.000	09/01/2028	587,088
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2041	569,207
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	719,208
1,000,000	5.000	09/01/2040	1,185,436
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,569,029
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	329,497
330,000	2.250	09/01/2026	345,361
350,000	2.375	09/01/2028	366,181
380,000	2.750	09/01/2031	396,248
405,000	3.000	09/01/2033	427,846
415,000	3.000	09/01/2034	438,247
270,000	3.000	09/01/2035	283,621
900,000	3.125	09/01/2037	948,165
740,000	3.125	09/01/2039	776,482
810,000	3.250	09/01/2041	849,135
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	399,590
465,000	5.000	09/01/2049	536,757
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No. 1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	100,295
700,000	3.250	09/01/2041	736,384
600,000	3.500	09/01/2049	633,820
940,000	4.000	09/01/2049	1,034,161

Municipal Bonds – (continued)
California – (continued)
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	290,762
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	514,773
725,000	5.000	09/01/2039	824,542
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A/A2)
1,225,000	5.000	07/01/2039	1,487,901
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000	4.000	09/01/2045	1,502,589
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,295,000	5.000	09/01/2027	1,473,403
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	408,399
1,630,000	3.125	09/01/2049	1,675,104
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	457,127
500,000	4.000	09/01/2050	550,002
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,418,187
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
3,000,000	0.000	01/15/2032	3,561,196
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(b)(c)
1,175,000	5.500	01/15/2023	1,219,682
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (A-/Baa2)
10,000,000	4.000	01/15/2046	11,406,310
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	520,862
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(d)
43,000,000	0.000	06/01/2047	9,770,383
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
9,375,000	0.000	06/01/2047	2,079,280
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
13,395,000	5.000	06/01/2045	15,226,459

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB/NR)
$11,365,000	3.500%	06/01/2036	$11,510,184
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
24,130,000	5.000	06/01/2034	29,272,378
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,508,051
10,080,000	5.250	06/01/2047	10,381,180
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,852,987
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
4,065,000	5.300	06/01/2037	4,180,692
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(e)
665,000	4.000	06/01/2036	778,188
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,170,000	3.678	06/01/2038	1,219,476
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	758,166
650,000	5.000	09/01/2026	780,491
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	559,877
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	516,324
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	200,880
175,000	4.000	09/01/2026	198,836
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (AA/NR)
350,000	5.000	09/01/2030	447,210
310,000	5.000	09/01/2032	392,923
360,000	5.000	09/01/2034	452,299
460,000	5.000	09/01/2036	575,027
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	876,661
2,500,000	5.000	09/01/2048	2,816,385
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,279,582
Los Angeles Community College District GO Refunding Bonds Series 2020 (AA+/Aaa)
6,270,000	1.606	08/01/2028	6,307,969

Municipal Bonds – (continued)
California – (continued)
Los Angeles Community College District GO Refunding Bonds Series 2020 (AA+/Aaa) – (continued)
14,495,000	1.806	08/01/2030	14,387,290
4,000,000	2.106	08/01/2032	4,022,891
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA-/Aa2)
2,335,000	5.000	05/15/2034	2,887,437
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (A+/Aa3)
3,810,000	5.000	05/15/2038	4,931,975
3,915,000	5.000	05/15/2039	5,050,054
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (A+/Aa3)
1,000,000	5.000	05/15/2029	1,185,183
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (A+/Aa3)
7,000,000	5.250	05/15/2048	8,582,323
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
5,000,000	5.000	05/15/2030	6,175,692
1,000,000	5.000	05/15/2035	1,221,919
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (A+/Aa3)
6,000,000	5.000	05/15/2030	7,583,158
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
44,275,000	5.720	05/01/2027	53,907,363
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/2037	1,388,690
4,500,000	0.000	08/01/2038	3,031,683
4,500,000	0.000	08/01/2039	2,933,109
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/2026	1,145,787
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
2,510,000	0.000	08/01/2035	1,865,876
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,740,764
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,430,000	6.125	11/01/2029	4,255,256
2,000,000	6.500	11/01/2039	3,132,302
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
5,000,000	0.000	08/01/2035	5,631,714
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A1)(f)
4,605,000	(3 Mo. LIBOR + 0.72%), 0.817	07/01/2027	4,629,516
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
15,650,000	5.000	11/01/2047	19,113,055
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	9,006,984

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
$2,150,000	0.000%	08/01/2031	$1,791,780
4,150,000	0.000	08/01/2032	3,367,523
3,500,000	0.000	08/01/2033	2,761,434
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,110,039
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	626,731
320,000	4.000	09/01/2024	348,386
400,000	4.000	09/01/2025	444,122
1,490,000	4.000	09/01/2026	1,685,331
305,000	4.000	09/01/2027	342,795
500,000	4.000	09/01/2028	558,839
1,780,000	4.000	09/01/2029	1,979,375
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
3,965,000	5.000	09/01/2027	4,176,868
1,000,000	5.375	09/01/2031	1,054,180
485,000	5.250	09/01/2034	510,119
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000	09/01/2041	934,391
555,000	4.000	09/01/2046	589,851
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	221,282
205,000	4.000	09/01/2028	234,692
210,000	4.000	09/01/2029	241,234
220,000	4.000	09/01/2030	252,359
545,000	4.000	09/01/2034	618,554
500,000	4.000	09/01/2037	564,324
370,000	4.000	09/01/2040	415,909
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	866,320
1,075,000	5.000	09/01/2026	1,275,987
1,000,000	5.000	09/01/2027	1,211,661
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
50,000	4.000	09/01/2022	51,485
85,000	4.000	09/01/2023	90,125
80,000	4.000	09/01/2024	86,928
150,000	4.000	09/01/2025	166,120
275,000	5.000	09/01/2026	324,394
210,000	5.000	09/01/2027	250,730
160,000	5.000	09/01/2028	189,903
170,000	5.000	09/01/2029	201,030
110,000	5.000	09/01/2030	129,923
100,000	5.000	09/01/2031	117,721
185,000	5.000	09/01/2032	217,166

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR) – (continued)
165,000	5.000	09/01/2033	193,472
175,000	4.000	09/01/2034	195,311
150,000	4.000	09/01/2035	167,221
125,000	3.000	09/01/2036	129,746
470,000	5.000	09/01/2039	545,352
250,000	3.250	09/01/2041	260,440
400,000	5.000	09/01/2045	459,953
1,000,000	5.000	09/01/2049	1,147,216
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	833,694
600,000	4.000	09/01/2041	683,049
1,950,000	4.000	09/01/2050	2,196,642
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
1,000,000	5.000	07/01/2029	1,112,559
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(f)
2,375,000	(3 Mo. LIBOR + 0.55%), 0.630	06/01/2034	2,363,762
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A/A1)
3,465,000	5.000	07/01/2023	3,745,025
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/2039	3,376,187
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,702,814
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A/A1)
4,650,000	5.000	05/01/2049	5,709,083
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
4,750,000	5.000	05/01/2026	4,879,018
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A/A1)
2,000,000	5.500	05/01/2028	2,157,201
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A/A1)
1,000,000	4.000	05/01/2039	1,152,131
2,800,000	4.000	05/01/2040	3,219,037
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A/NR)
10,000,000	5.000	05/01/2023	10,733,954
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A/A1)
10,000,000	5.000	05/01/2048	12,037,329
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (A/NR)
1,300,000	5.000	05/01/2027	1,588,159

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A/A1)
$9,380,000	5.000%	05/01/2044	$11,432,258
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,184,087
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	584,463
1,550,000	5.000	09/01/2044	1,793,673
2,275,000	5.000	09/01/2049	2,621,444
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(d)
1,715,000	0.000	01/15/2026	1,628,604
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,135,137
San Lorenzo Unified School District GO Bonds Series 2021 (NR/Aa3)
5,505,000	4.000	08/01/2047	6,298,177
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)
2,320,000	4.000	08/01/2044	2,713,710
5,910,000	4.000	08/01/2050	6,848,627
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)
7,715,000	4.000	08/01/2050	8,940,298
State of California GO Bonds for Bid Group A Series 2019 (AA-/Aa2)
15,000,000	2.375	10/01/2026	15,970,947
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
5,000,000	1.400	06/01/2022	5,008,394
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,167,338
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (BBB-/NR)
1,550,000	4.000	06/01/2049	1,788,540
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(d)
6,000,000	0.000	06/01/2060	1,485,860
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,054,383
1,180,000	5.000	06/01/2027	1,445,901
920,000	5.000	06/01/2028	1,155,528
1,780,000	5.000	06/01/2029	2,285,360

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,237,626
870,000	5.000	06/01/2034	1,108,351
435,000	5.000	06/01/2035	553,470
870,000	5.000	06/01/2036	1,104,398
870,000	5.000	06/01/2039	1,096,133
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,030,000	5.000	06/01/2048	3,683,056
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(d)
7,975,000	0.000	06/01/2054	1,562,318
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375	09/02/2041	467,141
1,050,000	2.500	09/02/2046	1,021,852
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,265,000	5.000	10/01/2028	1,596,723
580,000	5.000	10/01/2029	747,163
490,000	5.000	10/01/2030	633,832
1,025,000	5.000	10/01/2031	1,320,045
880,000	5.000	10/01/2033	1,126,164
615,000	5.000	10/01/2035	783,180
705,000	5.000	10/01/2036	894,077
880,000	5.000	10/01/2037	1,112,816
880,000	5.000	10/01/2038	1,109,412
880,000	5.000	10/01/2039	1,106,688
970,000	5.000	10/01/2040	1,217,330
950,000	5.000	10/01/2045	1,178,208
995,000	5.000	10/01/2049	1,229,390
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,720,000	2.400	10/01/2049	1,736,738
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(b)(c)
39,860,000	0.070	10/01/2021	39,860,000
University of California RB Refunding Series 2018 O (AA-/Aa3)
3,500,000	5.500	05/15/2058	4,402,704
University of California RB Refunding Series 2020 BE (AA/Aa2)
8,800,000	5.000	05/15/2041	11,125,103
University of California RB Series 2020 BG (AA/Aa2)
5,575,000	1.316	05/15/2027	5,576,809
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(d)
1,175,000	0.000	08/01/2025	1,135,518
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	901,252

			967,554,332

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – 3.5%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
$6,910,000	5.250%	12/01/2040	$8,408,468
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(h)
325,000	5.250	12/01/2026	400,715
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,504,680
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	3,240,795
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(e)
1,855,000	0.000	12/01/2049	1,542,825
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,054,000	4.500	12/01/2029	2,120,876
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,305,000	5.000	03/01/2043	17,192,006
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(h)
9,555,000	5.000	03/01/2028	11,955,293
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	553,050
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	584,715
515,000	5.000	12/01/2040	568,935
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(e)
1,120,000	5.000	12/01/2040	1,233,340
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	801,589
500,000	5.125	12/01/2048	541,601
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,068,941
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	545,126
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,591,975
10,805,000	6.000	12/15/2030	14,062,106
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,111,799
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (NR/Baa3)
150,000	4.000	05/01/2036	167,399
150,000	4.000	05/01/2041	165,439

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (NR/Ba2)(e)
300,000	5.000	02/01/2034	338,559
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(e)
1,400,000	5.000	10/01/2029	1,581,833
2,500,000	5.000	10/01/2039	2,786,843
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
380,000	4.000	11/01/2029	397,971
400,000	5.000	11/01/2039	425,435
700,000	5.000	11/01/2049	739,268
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	348,595
350,000	5.000	06/01/2054	375,040
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
1,800,000	4.000	09/01/2045	2,063,821
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
3,900,000	4.000	11/15/2043	4,527,010
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(b)(c)
6,000,000	5.000	11/19/2026	7,266,360
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2030	1,268,049
855,000	5.000	08/01/2035	1,067,521
2,010,000	4.000	08/01/2044	2,278,529
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,067,521
2,140,000	5.000	08/01/2036	2,660,928
855,000	5.000	08/01/2037	1,058,879
1,285,000	5.000	08/01/2038	1,587,938
2,575,000	5.000	08/01/2039	3,174,773
3,495,000	4.000	08/01/2049	3,919,956
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
2,000,000	5.000	08/01/2025	2,279,067
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
4,285,000	5.000	08/01/2026	5,025,893
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (WD/NR)(h)
1,150,000	5.000	06/01/2027	1,409,528

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
$1,730,000	4.000%	11/01/2039	$2,026,792
7,435,000	5.000	11/01/2039	9,364,701
8,285,000	5.000	11/01/2044	10,292,637
1,950,000	5.000	11/01/2049	2,408,197
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000	01/01/2036	1,415,597
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000	2.496	11/01/2024	1,311,010
2,730,000	2.678	11/01/2025	2,895,319
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	3,337,886
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
242,000	3.500	12/01/2021	242,814
500,000	4.500	12/01/2027	526,060
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	962,722
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,357,147
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(e)
2,730,000	5.000	12/01/2029	2,989,128
3,105,000	5.500	12/01/2039	3,447,369
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
1,500,000	5.000	12/01/2038	1,833,251
11,500,000	5.250	12/01/2048	14,100,879
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(b)(c)
7,960,000	5.000	11/15/2022	8,371,741
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,522,297
Denver City & County School District No. 1 GO Bonds Series 2021 (ST AID WITHHLDG) (AA+/Aa1)
6,095,000	4.000	12/01/2045	7,182,600
Denver Colorado City & County GO Bonds Series 2020 A (AAA/Aaa)
8,000,000	5.000	08/01/2032	10,554,427
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
23,495,000	5.000	10/01/2032	24,858,781
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(e)
4,995,000	5.000	12/01/2025	5,834,774
5,145,000	5.000	12/01/2026	6,173,105
5,285,000	5.000	12/01/2027	6,490,564
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
640,000	5.000	12/01/2030	747,910

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	866,923
205,000	5.000	12/01/2025	239,465
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000	12/01/2030	1,115,451
1,230,000	5.000	12/01/2031	1,550,675
3,500,000	5.000	12/01/2032	4,405,426
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(e)
5,655,000	5.250	12/01/2039	6,157,172
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (AA/A2)(d)
1,500,000	0.000	09/01/2035	1,140,694
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
1,545,000	5.000	09/01/2026	1,862,608
880,000	5.000	09/01/2027	1,086,576
880,000	5.000	09/01/2028	1,108,785
1,145,000	5.000	09/01/2034	1,472,106
1,100,000	5.000	09/01/2035	1,411,610
1,235,000	5.000	09/01/2036	1,580,146
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(d)
1,350,000	0.000	09/01/2030	1,162,692
E-470 Public Highway Authority RB Series 2010 A (A/A2)(d)
6,000,000	0.000	09/01/2040	3,810,972
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
470,000	3.000	12/01/2029	500,726
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000	12/01/2031	673,969
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	991,876
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(e)
1,070,000	5.500	12/01/2050	1,177,747
Jefferson County School District R-1 GO Bonds Series 2020 A (ST AID WITHHLDG) (AA/Aa1)
8,630,000	4.000	12/15/2037	10,469,919
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,485,975
1,000,000	5.000	12/01/2049	1,073,403
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,307,729
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,497,324
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	534,886

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
$215,000	4.000%	12/01/2022	$221,486
160,000	4.000	12/01/2023	170,620
175,000	4.000	12/01/2024	191,251
100,000	4.000	12/01/2025	111,306
315,000	4.000	12/01/2026	356,054
290,000	4.000	12/01/2029	337,631
205,000	4.000	12/01/2030	237,343
225,000	4.000	12/01/2031	259,428
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
407,000	4.375	12/01/2031	420,117
500,000	5.000	12/01/2046	516,250
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(e)
500,000	4.000	12/01/2035	531,957
500,000	5.000	12/01/2041	548,448
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	1,011,639
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	695,403
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,072,898
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,513,037
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,398,425
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)(g)
1,250,000	4.000	12/01/2036	1,283,761
2,000,000	4.000	12/01/2041	2,035,412
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	969,276
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
220,000	5.000	07/15/2026	261,077
425,000	5.000	01/15/2027	510,249
430,000	5.000	07/15/2027	522,266
440,000	5.000	01/15/2028	540,041
Regional Transportation District Sales Tax Revenue RB Series 2016 A (AA+/Aa2)
19,445,000	5.000	11/01/2046	22,818,719
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	910,279
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	3,108,812
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
487,000	4.500	12/01/2028	519,460

Municipal Bonds – (continued)
Colorado – (continued)
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,361,659
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
75,000	5.000	12/01/2025	86,711
125,000	5.000	12/01/2026	147,837
150,000	5.000	12/01/2027	180,652
235,000	5.000	12/01/2028	287,541
175,000	5.000	12/01/2029	217,552
300,000	4.000	12/01/2030	351,783
300,000	4.000	12/01/2031	350,336
375,000	4.000	12/01/2032	436,585
220,000	4.000	12/01/2034	254,559
325,000	4.000	12/01/2039	371,707
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	539,920
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
100,000	3.000	12/01/2022	101,148
1,000,000	5.000	12/01/2037	1,133,982
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
100,000	3.500	12/01/2027	106,988
115,000	5.000	12/01/2037	130,408
325,000	5.000	12/01/2047	363,031
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,059,155
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/A3)
350,000	5.000	12/01/2032	417,612
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,057,641
6,920,000	5.000	12/01/2047	7,275,140
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,250,000	3.750	12/01/2040	1,364,071
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,000,000	4.150	12/01/2030	1,103,603
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
195,000	5.000	12/01/2026	234,619
205,000	5.000	12/01/2027	252,585
210,000	5.000	12/01/2028	264,372
210,000	5.000	12/01/2029	269,509
215,000	5.000	12/01/2030	274,611
230,000	5.000	12/01/2031	293,398
250,000	5.000	12/01/2032	318,621
255,000	5.000	12/01/2033	323,972
285,000	5.000	12/01/2034	361,046
100,000	5.000	12/01/2035	126,457
695,000	5.000	12/01/2050	855,122

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
$100,000	5.000%	12/15/2021	$100,880
105,000	5.000	12/15/2022	110,575
115,000	5.000	12/15/2023	126,087
130,000	5.000	12/15/2024	147,738
125,000	5.000	12/15/2025	145,293
135,000	5.000	12/15/2026	156,726
125,000	5.000	12/15/2027	144,734
125,000	5.000	12/15/2028	144,427
125,000	5.000	12/15/2029	144,161
125,000	5.000	12/15/2030	143,957
135,000	5.000	12/15/2031	155,251
160,000	5.000	12/15/2032	183,706
1,045,000	3.250	12/15/2050	1,125,561
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	1,100,955
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	644,469
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,337,128
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	647,212

			379,848,991

Connecticut – 1.2%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	535,113
965,000	5.000	08/01/2027	1,172,020
1,165,000	5.000	08/01/2028	1,440,178
750,000	5.500	08/01/2029	942,392
350,000	5.500	08/01/2030	437,275
525,000	5.500	08/01/2031	653,272
500,000	5.500	08/01/2032	620,499
405,000	5.500	08/01/2033	501,281
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,492,492
1,400,000	5.000	02/01/2026	1,655,534
600,000	5.000	02/01/2027	729,101
1,050,000	5.000	02/01/2028	1,307,340
Connecticut State GO Bonds Series 2018 C (A+/Aa3)
680,000	5.000	06/15/2028	862,405
Connecticut State GO Refunding Bonds Series 2017 B (A+/Aa3)
5,000,000	5.000	04/15/2028	6,316,206
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(e)
400,000	5.000	01/01/2030	455,204
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (BB+/NR)(e)
650,000	3.250	01/01/2027	661,993

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (BB+/NR)(e)
550,000	2.750	01/01/2026	554,760
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(b)(c)
2,290,000	1.800	07/01/2024	2,362,250
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	444,320
575,000	5.000	07/01/2026	671,204
440,000	5.000	07/01/2027	524,238
530,000	5.000	07/01/2028	643,079
485,000	5.000	07/01/2029	598,327
875,000	5.000	07/01/2030	1,071,090
645,000	5.000	07/01/2031	785,263
575,000	5.000	07/01/2032	696,945
475,000	5.000	07/01/2033	573,666
450,000	5.000	07/01/2034	541,857
870,000	4.000	07/01/2039	964,822
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(e)
3,675,000	4.750	10/01/2048	3,877,996
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,743,569
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(e)
3,750,000	7.000	02/01/2045	3,948,905
State of Connecticut GO Bonds Series 2018 (A+/Aa3)
1,770,000	5.000	06/15/2027	2,190,934
755,000	5.000	06/15/2029	951,633
State of Connecticut GO Bonds Series 2018 C (A+/Aa3)
165,000	5.000	06/15/2032	205,782
State of Connecticut GO Unlimited Bonds Series 2019 A (A+/Aa3)
1,500,000	5.000	04/15/2025	1,742,709
6,395,000	5.000	04/15/2026	7,674,153
1,350,000	5.000	04/15/2028	1,705,376
1,000,000	5.000	04/15/2035	1,254,835
1,000,000	5.000	04/15/2036	1,250,897
1,000,000	5.000	04/15/2039	1,242,256
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (AA-/Aa3)
3,220,000	4.576	11/01/2022	3,367,743
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (AA-/Aa3)
1,035,000	5.000	10/01/2029	1,128,845
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,645,969

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
$6,910,000	5.000%	02/01/2032	$8,785,833
4,000,000	5.000	02/01/2033	5,075,050
14,215,000	5.000	02/01/2036	17,914,042
8,640,000	5.000	02/01/2037	10,867,629
6,295,000	5.000	02/01/2039	7,889,433
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(g)
480,000	4.000	04/01/2036	502,829
400,000	4.000	04/01/2041	414,540
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	379,585
325,000	5.000	11/01/2026	388,954
325,000	5.000	11/01/2027	396,893
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	730,860
240,000	5.000	11/01/2026	287,228

			132,778,604

Delaware – 0.3%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	806,042
760,000	5.000	06/01/2026	899,398
725,000	5.000	06/01/2027	878,156
600,000	5.000	06/01/2029	747,148
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
440,000	4.000	08/01/2029	475,227
615,000	5.000	08/01/2039	698,555
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
530,000	4.000	09/01/2030	607,263
1,550,000	5.000	09/01/2040	1,902,864
Delaware State GO Refunding Bonds Series 2021 (AAA/Aaa)
15,575,000	5.000	02/01/2029	20,051,808
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
500,000	4.000	07/01/2023	522,973
545,000	4.000	07/01/2024	581,632
564,000	4.000	07/01/2025	610,970
613,000	4.000	07/01/2026	670,353
667,000	4.000	07/01/2027	735,712
2,230,000	4.000	07/01/2030	2,449,875
University of Delaware RB Series 2015 (AA+/WR)(h)
1,805,000	5.000	05/01/2025	2,098,722

			34,736,698

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,168,767
1,300,000	4.000	06/01/2037	1,497,884
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	1,032,847

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,438,898
550,000	4.000	07/01/2044	612,782
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(e)
880,000	5.000	06/01/2041	1,033,114
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
1,000,000	2.246	04/01/2027	1,035,039
1,000,000	2.412	04/01/2028	1,038,527
1,250,000	2.532	04/01/2029	1,300,757
1,150,000	2.582	04/01/2030	1,190,854
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/A3)
315,000	6.500	05/15/2033	346,892
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,235,220
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(b)(c)
6,390,000	1.750	10/01/2024	6,632,407
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
1,060,000	5.000	10/01/2031	1,324,211
850,000	5.000	10/01/2033	1,058,127
850,000	5.000	10/01/2034	1,057,151
850,000	5.000	10/01/2035	1,055,016
1,375,000	5.000	10/01/2036	1,700,662
850,000	5.000	10/01/2037	1,048,768
850,000	5.000	10/01/2038	1,046,051
1,275,000	5.000	10/01/2039	1,566,760
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
695,000	4.000	10/01/2044	784,233
925,000	5.000	10/01/2047	1,120,593
1,390,000	4.000	10/01/2049	1,558,012
2,710,000	4.000	10/01/2053	3,018,854
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,226,621
2,785,000	4.000	10/01/2053	3,171,818
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
3,400,000	5.000	10/01/2029	3,553,685
Metropolitan Washington Airports Authority RB Refunding Series 2016 A (AMT) (A+/Aa3)
1,325,000	5.000	10/01/2032	1,579,831
4,000,000	5.000	10/01/2035	4,744,877
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
9,155,000	5.000	10/01/2024	10,373,871
19,185,000	5.000	10/01/2029	23,541,802
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (A+/Aa3)
6,375,000	5.000	10/01/2034	7,904,616

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Washington Metropolitan Area Transit Authority RB Series 2021 A (AA/NR)
$4,400,000	5.000%	07/15/2037	$5,773,321

			113,772,868

Florida – 10.1%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
7,245,000	3.250	05/01/2036	7,778,720
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
950,000	4.000	05/01/2025	981,207
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
110,000	4.000	05/01/2024	112,923
215,000	4.500	05/01/2029	233,501
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
635,000	2.875	05/01/2025	647,745
3,400,000	3.250	05/01/2031	3,545,891
1,420,000	3.625	05/01/2040	1,475,994
1,725,000	4.000	05/01/2051	1,804,900
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	292,490
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	373,937
370,000	3.000	05/01/2025	394,336
380,000	3.000	05/01/2026	407,687
395,000	3.125	05/01/2027	420,699
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
225,000	4.250	05/01/2027	231,938
355,000	4.750	05/01/2036	369,333
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
370,000	4.125	05/01/2023	376,346
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
330,000	3.600	05/01/2029	343,300
390,000	4.000	05/01/2036	414,824
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
280,000	3.125	11/01/2024	284,183
1,015,000	3.500	11/01/2030	1,063,437
1,745,000	4.000	11/01/2040	1,835,376
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(e)
315,000	4.200	05/01/2024	323,484
630,000	4.550	05/01/2029	686,740
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(e)
300,000	2.500	05/01/2026	297,686
500,000	3.000	05/01/2031	493,020
425,000	3.200	05/01/2041	414,699

Municipal Bonds – (continued)
Florida – (continued)
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(e)
250,000	2.500	05/01/2026	248,072
315,000	3.000	05/01/2031	310,602
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
135,000	3.350	11/01/2024	137,764
200,000	3.700	11/01/2029	213,289
695,000	4.125	11/01/2039	743,726
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
155,000	5.000	05/01/2028	166,205
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	200,139
225,000	3.375	05/01/2041	226,615
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
455,000	5.375	05/01/2028	494,383
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
200,000	2.250	05/01/2026	198,106
290,000	2.750	05/01/2031	284,713
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
440,000	2.500	05/01/2025	445,068
320,000	3.250	05/01/2030	330,023
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.250	05/01/2022	171,726
175,000	2.500	05/01/2023	180,388
180,000	2.500	05/01/2024	188,330
185,000	3.000	05/01/2025	198,854
190,000	3.000	05/01/2026	206,754
1,065,000	3.625	05/01/2031	1,160,341
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(e)
95,000	3.625	06/01/2024	97,535
450,000	4.000	06/01/2030	485,716
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
410,000	2.500	05/01/2025	414,759
285,000	3.000	05/01/2030	292,603
775,000	4.000	05/01/2040	828,411
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
625,000	2.500	05/01/2025	632,292
250,000	3.000	05/01/2030	256,675
840,000	4.000	05/01/2040	897,890

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
$205,000	2.500%	05/01/2025	$207,395
145,000	3.000	05/01/2030	148,864
385,000	4.000	05/01/2040	411,533
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
210,000	5.000	11/01/2031	228,093
100,000	5.250	11/01/2046	108,768
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(e)
245,000	4.000	11/01/2024	252,241
365,000	4.500	11/01/2029	403,928
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	357,991
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
75,000	4.500	11/01/2025	78,766
175,000	5.000	11/01/2036	198,118
310,000	5.000	11/01/2048	346,688
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
525,000	4.250	05/01/2029	579,907
465,000	4.500	05/01/2035	508,771
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
595,000	4.500	05/01/2025	624,462
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
130,000	2.500	05/01/2023	133,775
135,000	2.750	05/01/2024	142,036
90,000	3.000	05/01/2025	96,542
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
315,000	3.500	05/01/2023	329,124
325,000	3.500	05/01/2024	348,321
340,000	3.500	05/01/2025	371,685
350,000	3.500	05/01/2026	388,831
365,000	3.500	05/01/2027	409,869
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,412
160,000	2.750	11/01/2023	163,408
170,000	3.000	11/01/2025	176,603
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
830,000	2.625	05/01/2025	839,900
1,075,000	3.250	05/01/2030	1,109,461
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
305,000	2.500	12/15/2025	308,929
325,000	3.125	12/15/2030	335,457

Municipal Bonds – (continued)
Florida – (continued)
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$100,000	3.000%	06/15/2025	$102,001
465,000	3.250	06/15/2030	480,456
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.500	06/15/2024	246,485
1,000,000	4.000	06/15/2032	1,085,713
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
395,000	2.500	05/01/2026	396,894
455,000	3.000	05/01/2031	459,022
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	2.875	05/01/2025	332,211
1,130,000	3.250	05/01/2031	1,175,448
500,000	3.625	05/01/2040	518,860
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
425,000	2.375	05/01/2026	421,712
400,000	2.850	05/01/2031	394,377
Broward County School District GO Bonds Series 2021 (AA-/Aa2)
6,410,000	5.000	07/01/2038	8,428,498
6,645,000	5.000	07/01/2039	8,713,335
4,420,000	5.000	07/01/2040	5,782,178
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
205,000	3.250	12/15/2024	209,085
1,280,000	3.500	12/15/2030	1,339,086
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
20,250,000	5.875	07/01/2054	16,605,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(e)
28,215,000	5.250	12/01/2058	32,511,611
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (NR/Ba2)(e)
610,000	4.000	07/01/2041	666,027
760,000	4.000	07/01/2051	816,443
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(e)
230,000	3.250	06/01/2031	232,610
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(e)
425,000	3.000	12/15/2029	441,169
645,000	5.000	12/15/2039	763,927
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(e)
900,000	4.000	12/01/2028	988,524
1,375,000	5.250	12/01/2043	1,603,734
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(e)
880,000	4.500	01/01/2035	965,893

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
$558,000	4.250%	05/01/2031	$612,066
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
210,000	2.250	05/01/2026	208,101
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
1,100,000	5.000	07/01/2024	1,240,141
1,250,000	5.000	07/01/2025	1,460,121
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,637,004
1,850,000	5.000	07/01/2025	2,160,979
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	119,929
115,000	3.500	11/01/2026	127,075
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	241,261
245,000	2.500	05/01/2024	254,485
250,000	3.000	05/01/2025	266,534
255,000	3.000	05/01/2026	274,285
600,000	4.250	05/01/2037	651,653
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
127,000	3.875	11/01/2024	130,329
189,000	4.200	11/01/2029	205,533
750,000	5.000	11/01/2049	830,820
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
120,000	3.000	05/01/2025	122,464
655,000	3.375	05/01/2031	681,450
630,000	3.750	05/01/2040	658,731
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.400	05/01/2026	294,616
650,000	2.875	05/01/2031	646,368
740,000	3.350	05/01/2041	738,932
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(e)
175,000	2.500	05/01/2026	174,698
260,000	3.000	05/01/2031	259,352
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(e)
490,000	2.625	05/01/2025	495,273
595,000	3.200	05/01/2030	611,133
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
190,000	3.250	05/01/2025	194,333
360,000	3.750	05/01/2030	380,858
975,000	4.250	05/01/2040	1,049,706

Municipal Bonds – (continued)
Florida – (continued)
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
1,350,000	5.500	10/01/2036	1,467,678
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(e)
1,000,000	5.000	10/01/2029	1,116,711
1,000,000	5.000	10/01/2034	1,110,254
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,113,066
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (BBB+/NR)
1,300,000	3.250	09/01/2025	1,391,299
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
900,000	4.000	07/01/2038	1,045,934
750,000	5.000	07/01/2040	938,150
1,420,000	4.000	07/01/2045	1,614,883
6,460,000	5.000	07/01/2050	7,935,220
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BB+/NR)
415,000	5.000	01/01/2037	466,797
1,485,000	5.000	01/01/2047	1,653,702
1,395,000	5.000	01/01/2052	1,550,491
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,066,121
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
5,000,000	0.000	05/01/2038	5,536,219
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(e)
155,000	3.625	06/15/2024	159,515
295,000	4.000	06/15/2029	320,469
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
690,000	5.375	05/01/2036	691,435
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	901,869
900,000	2.500	05/01/2024	937,417
925,000	2.750	05/01/2025	982,111
915,000	3.000	05/01/2026	990,561
980,000	3.200	05/01/2027	1,060,946
1,015,000	3.250	05/01/2028	1,091,244
1,500,000	3.750	05/01/2046	1,586,716
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
175,000	3.200	12/15/2024	178,517
500,000	3.500	12/15/2029	528,870
325,000	4.000	12/15/2039	348,134

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$215,000	2.750%	05/01/2025	$218,377
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	957,374
820,000	3.000	05/01/2037	819,980
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
185,000	3.750	11/01/2023	188,105
400,000	4.500	11/01/2028	431,541
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	133,568
133,000	3.250	05/01/2024	140,924
138,000	3.500	05/01/2025	149,336
143,000	3.625	05/01/2026	157,773
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
195,000	3.000	05/01/2022	197,445
205,000	3.250	05/01/2023	214,150
210,000	3.375	05/01/2024	224,735
220,000	3.500	05/01/2025	241,482
215,000	4.125	05/01/2035	235,667
County of Broward RB for Airport System Series 2012 Q-1 (A/A1)(h)
855,000	5.000	10/01/2022	896,251
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,567,619
2,955,000	5.000	09/01/2034	3,737,740
3,005,000	5.000	09/01/2035	3,794,567
1,610,000	4.000	09/01/2036	1,853,528
3,520,000	4.000	09/01/2038	4,032,179
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A1)
7,500,000	2.600	06/01/2023	7,765,080
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	416,631
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)
2,000,000	3.375	08/15/2026	2,012,571
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A-/NR)
4,500,000	4.000	10/01/2044	5,067,247
21,220,000	5.000	10/01/2044	25,993,935
County of Miami-Dade Water & Sewer System RB Series 2017 A (AA-/Aa3)
8,900,000	4.000	10/01/2037	10,365,400
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
400,000	5.000	10/01/2026	479,981
475,000	5.000	10/01/2027	585,277

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR) – (continued)
525,000	5.000	10/01/2028	662,079
450,000	5.000	10/01/2029	579,372
770,000	5.000	10/01/2030	983,879
365,000	5.000	10/01/2031	464,755
415,000	5.000	10/01/2032	527,120
350,000	5.000	10/01/2033	443,372
265,000	5.000	10/01/2034	334,734
435,000	5.000	10/01/2035	548,705
600,000	5.000	10/01/2036	755,008
525,000	5.000	10/01/2037	659,085
805,000	5.000	10/01/2038	1,008,712
1,000,000	5.000	10/01/2039	1,249,722
2,000,000	5.000	10/01/2044	2,472,659
1,160,000	5.000	10/01/2049	1,425,566
1,390,000	4.000	10/01/2054	1,575,748
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(d)
155,000	0.000	10/01/2025	147,227
275,000	0.000	10/01/2026	255,739
360,000	0.000	10/01/2027	326,991
500,000	0.000	10/01/2028	443,045
700,000	0.000	10/01/2029	602,151
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(e)
450,000	3.875	11/01/2024	461,032
740,000	4.250	11/01/2030	798,809
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(e)
100,000	3.125	11/01/2030	101,525
155,000	3.625	11/01/2040	158,492
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,145,000	4.000	05/01/2024	1,174,274
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
225,000	2.250	05/01/2026	223,254
300,000	2.700	05/01/2031	295,753
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
605,000	2.625	06/15/2025	611,952
660,000	3.000	06/15/2031	673,373
475,000	4.000	06/15/2040	504,321
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(e)
210,000	2.625	05/01/2025	211,922
295,000	3.250	05/01/2030	302,427
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
185,000	3.750	11/01/2023	188,549
730,000	4.500	11/01/2028	798,375
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,665,000	5.400	05/01/2039	2,993,281
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,920,987

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
$225,000	3.250%	05/01/2030	$229,171
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
2,535,000	4.600	05/01/2028	2,716,755
745,000	4.250	12/15/2028	804,774
2,395,000	4.750	12/15/2038	2,745,546
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
690,000	3.750	05/01/2034	757,660
960,000	4.000	05/01/2037	1,060,349
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
360,000	2.375	05/01/2026	360,724
470,000	3.000	05/01/2032	471,682
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
240,000	3.000	05/01/2025	244,822
440,000	3.625	05/01/2031	464,323
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
160,000	2.500	05/01/2026	159,655
240,000	3.000	05/01/2031	239,204
550,000	3.300	05/01/2041	546,066
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
500,000	2.250	05/01/2026	500,374
460,000	3.000	05/01/2032	461,648
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	204,902
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	303,390
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
115,000	2.750	05/01/2025	116,448
110,000	3.250	05/01/2030	113,051
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
475,000	2.500	05/01/2026	478,616
700,000	3.100	05/01/2031	712,887
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(e)
430,000	3.000	05/01/2030	440,418
700,000	4.000	05/01/2040	743,852
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
375,000	2.625	05/01/2031	369,828
930,000	3.125	05/01/2041	914,571

Municipal Bonds – (continued)
Florida – (continued)
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
300,000	2.500	05/01/2026	301,058
450,000	3.000	05/01/2031	453,360
470,000	3.500	05/01/2041	475,341
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,070,000	4.000	08/15/2045	3,545,626
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
2,640,000	5.000	08/15/2031	3,364,633
3,080,000	5.000	08/15/2032	3,912,931
2,595,000	5.000	08/15/2033	3,286,273
2,125,000	5.000	08/15/2034	2,682,472
2,760,000	5.000	08/15/2035	3,477,667
3,960,000	5.000	08/15/2036	4,975,314
5,280,000	5.000	08/15/2037	6,615,024
1,200,000	5.000	08/15/2038	1,499,937
3,605,000	5.000	08/15/2040	4,485,909
5,675,000	4.000	08/15/2045	6,404,827
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,025,000	3.250	11/01/2025	1,050,505
375,000	3.625	11/01/2030	399,133
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
215,000	3.250	11/01/2025	220,343
235,000	3.625	11/01/2030	250,118
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(e)
275,000	4.125	11/01/2024	281,174
445,000	4.250	11/01/2029	479,671
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
620,000	3.250	05/01/2023	631,447
1,945,000	4.250	05/01/2029	2,159,398
3,165,000	5.000	05/01/2035	3,705,741
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	372,202
165,000	4.000	05/01/2040	175,126
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,450,000	2.750	11/01/2035	1,512,391
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(e)
1,505,000	4.000	06/01/2030	1,616,845
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(e)
425,000	4.000	12/15/2029	469,103
425,000	5.000	12/15/2034	497,046
490,000	5.000	12/15/2039	568,619

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(e)
$1,675,000	5.125%	06/01/2040	$1,965,863
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (BB+/NR)(e)
820,000	1.750	06/01/2026	817,076
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (NR/Baa3)
320,000	4.000	07/01/2035	348,054
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	445,165
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(e)
4,900,000	7.375	01/01/2049	5,332,198
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	322,050
200,000	5.000	06/01/2035	232,204
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(e)
630,000	4.000	06/30/2036	691,534
660,000	4.000	06/30/2041	712,942
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(e)
415,000	4.000	06/01/2026	462,893
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
250,000	5.000	04/01/2026	293,930
265,000	5.000	04/01/2027	318,973
280,000	5.000	04/01/2028	344,435
220,000	5.000	04/01/2029	275,964
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(e)
470,000	4.000	09/15/2030	508,190
1,050,000	5.000	09/15/2040	1,169,640
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(b)(c)(e)
485,000	6.250	01/01/2024	494,467
9,090,000	6.375	01/01/2026	9,279,040
20,465,000	6.500	01/01/2029	20,844,239
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
250,000	5.000	10/01/2022	260,503
250,000	5.000	10/01/2023	270,498
350,000	5.000	10/01/2024	391,272
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(e)
2,000,000	4.500	06/01/2033	2,343,257
250,000	4.750	06/01/2038	293,164
4,500,000	5.000	06/01/2048	5,255,061

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB/NR)
2,000,000	5.000	03/01/2044	2,363,378
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,975,064
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
2,750,000	5.000	03/01/2047	3,169,227
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,659,906
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	212,640
1,065,000	5.000	11/01/2038	1,191,924
840,000	5.000	11/01/2047	933,347
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
370,000	3.350	11/01/2024	377,626
885,000	3.700	11/01/2029	946,606
1,790,000	4.125	11/01/2039	1,921,347
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	486,776
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(e)
700,000	2.625	05/01/2025	708,214
500,000	3.250	05/01/2030	516,004
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)(g)
615,000	2.950	05/01/2031	609,951
1,595,000	3.350	05/01/2041	1,572,475
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	881,064
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	846,160
1,360,000	4.000	05/01/2030	1,440,675
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
335,000	3.750	11/01/2024	342,827
560,000	4.125	11/01/2029	602,509
1,205,000	4.750	11/01/2039	1,330,967
1,950,000	5.000	11/01/2050	2,164,110
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
705,000	2.500	05/01/2026	706,420
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
940,000	5.000	11/15/2036	985,773

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (A+/Aa3)
$4,605,000	5.000%	10/01/2022	$4,823,998
14,000,000	5.000	10/01/2023	15,292,871
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
1,290,000	5.000	10/01/2047	1,541,207
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/WR)
2,375,000	5.000	10/01/2021	2,375,000
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
235,000	3.000	11/01/2024	238,661
1,095,000	3.500	11/01/2030	1,152,966
2,400,000	4.375	11/01/2049	2,580,638
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
550,000	3.875	05/01/2026	573,120
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
425,000	2.625	05/01/2025	429,320
510,000	3.250	05/01/2030	523,888
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
195,000	2.375	05/01/2026	195,096
205,000	3.000	05/01/2031	205,692
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
770,000	3.100	05/01/2024	785,174
1,880,000	3.300	05/01/2029	1,985,779
370,000	3.700	05/01/2033	395,951
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
300,000	3.100	05/01/2024	305,901
1,150,000	3.300	05/01/2029	1,214,683
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(e)
265,000	4.000	05/01/2024	288,031
265,000	4.000	05/01/2025	294,550
140,000	4.000	05/01/2026	158,453
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	102,186
400,000	3.500	11/01/2030	420,416
1,000,000	3.875	11/01/2039	1,055,702
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	131,760
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/2034	1,155,671
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	233,917

Municipal Bonds – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR) – (continued)
225,000	4.000	05/01/2025	251,356
235,000	4.000	05/01/2026	268,463
240,000	4.000	05/01/2027	278,764
250,000	4.000	05/01/2028	288,469
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	608,301
605,000	3.500	05/01/2024	646,166
630,000	3.625	05/01/2025	685,429
650,000	3.750	05/01/2026	706,825
1,010,000	4.200	05/01/2031	1,096,905
1,000,000	4.350	05/01/2036	1,082,894
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
265,000	2.500	05/01/2027	279,662
350,000	2.500	05/01/2028	369,741
360,000	2.500	05/01/2029	380,140
365,000	2.500	05/01/2030	384,672
375,000	2.500	05/01/2031	392,775
300,000	3.000	05/01/2032	326,027
300,000	3.000	05/01/2033	324,932
245,000	3.000	05/01/2034	264,449
255,000	3.000	05/01/2035	274,567
200,000	3.000	05/01/2036	214,569
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
235,000	2.875	05/01/2025	238,978
200,000	3.250	05/01/2031	208,350
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	145,888
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(e)
225,000	4.000	12/15/2024	231,651
550,000	4.250	12/15/2029	600,800
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,370,618
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
55,000	3.375	11/01/2025	56,138
240,000	3.875	11/01/2031	257,316
330,000	4.200	11/01/2039	354,042
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
100,000	4.250	11/01/2022	101,233
370,000	4.875	11/01/2027	401,378
865,000	5.375	11/01/2037	965,531
785,000	5.500	11/01/2047	869,876

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
$75,000	4.875%	11/01/2027	$81,360
335,000	5.500	11/01/2047	371,221
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	862,910
700,000	4.500	11/01/2038	771,166
2,300,000	5.000	11/01/2048	2,586,026
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(e)
1,325,000	3.000	05/01/2025	1,345,579
1,020,000	3.500	05/01/2031	1,064,757
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	246,888
750,000	3.200	05/01/2041	733,931
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
110,000	4.000	11/01/2025	113,240
165,000	4.500	11/01/2031	180,019
170,000	5.000	11/01/2041	192,710
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	752,462
933,000	3.000	05/01/2037	919,016
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(e)
165,000	4.000	11/01/2024	169,421
235,000	5.000	11/01/2039	262,053
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(e)
1,175,000	4.500	05/01/2038	1,282,067
1,855,000	4.625	05/01/2048	2,015,916
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	659,986
765,000	3.125	05/01/2041	748,501
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.625	05/01/2025	217,672
155,000	3.000	05/01/2030	159,320
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
600,000	3.125	05/01/2041	585,785
915,000	4.000	05/01/2052	953,444
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,080,950
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
600,000	2.750	06/15/2025	611,978

Municipal Bonds – (continued)
Florida – (continued)
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR) – (continued)
485,000	3.125	06/15/2030	505,149
375,000	4.000	06/15/2040	402,912
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	713,199
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
750,000	3.875	05/01/2031	753,264
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
115,000	3.000	05/01/2026	115,607
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
430,000	3.500	05/01/2030	448,939
395,000	4.000	05/01/2035	424,336
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
135,000	2.625	05/01/2026	135,600
125,000	3.200	05/01/2031	126,523
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
350,000	3.125	05/01/2025	362,623
370,000	3.400	05/01/2030	388,548
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(e)
670,000	2.500	05/01/2025	678,114
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
130,000	3.000	05/01/2024	132,153
225,000	3.250	05/01/2029	233,214
200,000	3.850	05/01/2039	210,755
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project – Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	476,795
750,000	3.500	05/01/2040	767,310
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)(g)
295,000	2.625	05/01/2031	289,957
500,000	3.100	05/01/2041	487,068
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
145,000	3.600	05/01/2024	148,884
285,000	3.800	05/01/2029	306,294
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
125,000	3.650	05/01/2022	126,363
515,000	4.300	05/01/2027	550,980
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(e)
205,000	2.900	05/01/2024	208,240
570,000	3.200	05/01/2029	591,308
455,000	4.000	05/01/2049	476,928
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
220,000	3.600	05/01/2024	225,934
435,000	3.800	05/01/2029	467,594

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
$1,005,000	4.250%	05/01/2025	$1,049,342
1,605,000	4.875	05/01/2035	1,713,418
905,000	4.875	05/01/2045	957,097
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	101,234
940,000	4.625	05/01/2027	1,014,391
1,000,000	5.250	05/01/2037	1,117,417
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
255,000	3.900	05/01/2023	260,615
535,000	4.250	05/01/2028	577,142
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
985,000	4.350	05/01/2024	1,018,367
1,970,000	4.750	05/01/2029	2,190,868
2,250,000	5.300	05/01/2039	2,583,492
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
225,000	4.250	05/01/2026	236,219
6,645,000	5.000	05/01/2036	7,239,454
4,755,000	5.125	05/01/2046	5,170,648
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
500,000	2.000	05/01/2028	521,891
500,000	2.000	05/01/2029	517,495
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project – Phase 2B Series 2020 (NR/NR)(e)
410,000	2.500	05/01/2025	414,696
440,000	3.200	05/01/2030	455,449
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
420,000	3.500	05/01/2024	430,435
275,000	3.875	05/01/2029	295,907
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
155,000	3.625	11/01/2023	157,344
560,000	4.125	11/01/2028	598,215
250,000	4.750	11/01/2048	269,169
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (A/NR)
445,000	3.000	05/01/2022	450,193
460,000	3.000	05/01/2023	473,650
375,000	3.000	05/01/2024	392,026
490,000	3.000	05/01/2025	518,511
500,000	3.000	05/01/2026	533,447
520,000	3.000	05/01/2027	558,021
535,000	3.000	05/01/2028	575,913
550,000	3.000	05/01/2029	593,324
1,605,000	3.000	05/01/2035	1,686,754

Municipal Bonds – (continued)
Florida – (continued)
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
415,000	3.125	05/01/2024	422,056
535,000	3.375	05/01/2030	559,928
925,000	4.000	05/01/2038	995,915
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	362,100
340,000	3.500	05/01/2026	378,044
500,000	4.000	05/01/2036	558,702
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(b)(c)
11,700,000	5.000	04/01/2026	13,606,337
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,000,000	3.125	05/01/2025	1,020,004
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,380,000	5.000	05/01/2038	1,545,566
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
556,000	5.375	05/01/2030	556,410
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
735,000	3.000	05/01/2025	747,986
980,000	3.400	05/01/2030	1,024,008
1,420,000	4.000	05/01/2040	1,504,979
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)(g)
1,100,000	3.250	05/01/2031	1,099,989
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)(g)
360,000	2.500	05/01/2026	359,964
700,000	3.125	05/01/2031	700,042
775,000	3.450	05/01/2041	775,039
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	3.800	05/01/2024	184,483
290,000	4.000	05/01/2029	310,022
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.250	06/15/2024	382,313
885,000	3.625	06/15/2030	935,508
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
1,000,000	4.750	11/01/2029	1,127,022
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	810,260
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
105,000	3.500	05/01/2023	108,009

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(e)
$1,040,000	5.000%	03/01/2030	$1,106,559
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(e)(h)
8,460,000	5.000	03/01/2023	9,018,358
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
1,000,000	4.000	10/01/2037	1,155,948
900,000	4.000	10/01/2038	1,036,546
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
190,000	4.000	11/01/2023	194,857
1,000,000	4.750	11/01/2027	1,117,800
850,000	5.125	11/01/2039	975,534
2,350,000	5.250	11/01/2049	2,685,050
Miami-Dade County Expressway Authority RB Refunding Series 2014 B (A/A3)
1,335,000	5.000	07/01/2030	1,494,936
1,000,000	5.000	07/01/2031	1,119,511
Miami-Dade County Expressway Authority RB Series 2014 A (A/A3)
1,110,000	5.000	07/01/2030	1,242,981
515,000	5.000	07/01/2031	576,548
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	2.500	05/01/2026	502,016
750,000	3.125	05/01/2031	758,132
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.125	12/15/2024	243,822
675,000	3.375	12/15/2030	696,393
1,500,000	4.000	12/15/2039	1,605,005
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,662,842
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	508,384
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(e)
125,000	3.500	05/01/2026	135,770
130,000	3.500	05/01/2027	142,520
135,000	3.500	05/01/2028	149,055
140,000	3.500	05/01/2029	155,426
700,000	3.500	05/01/2038	751,462
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(e)
40,000	3.125	05/01/2025	40,759
30,000	3.500	05/01/2031	31,417
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
350,000	2.625	05/01/2026	350,083
400,000	3.125	05/01/2031	399,829

Municipal Bonds – (continued)
Florida – (continued)
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
515,000	2.625	05/01/2025	518,895
495,000	3.125	05/01/2030	503,326
430,000	3.625	05/01/2040	440,194
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
655,000	5.000	10/01/2030	842,261
575,000	5.000	10/01/2031	734,295
1,025,000	5.000	10/01/2033	1,306,453
1,205,000	5.000	10/01/2034	1,524,913
1,000,000	5.000	10/01/2036	1,259,372
1,975,000	5.000	10/01/2037	2,478,809
2,075,000	5.000	10/01/2038	2,594,986
2,180,000	5.000	10/01/2039	2,716,249
2,630,000	5.000	10/01/2044	3,234,795
North Sumter County Utility Dependent District RB Refunding Series 2020 (AA-/NR)
4,275,000	5.000	10/01/2031	5,598,857
28,725,000	5.000	10/01/2043	36,171,718
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
1,150,000	4.450	05/01/2031	1,263,079
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
220,000	2.500	06/15/2025	222,863
300,000	3.000	06/15/2030	308,497
315,000	4.000	06/15/2040	336,208
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
560,000	3.700	05/01/2024	577,232
825,000	4.100	05/01/2029	909,455
Orlando Utilities Commission RB Series 2021 B (AA/Aa2)(b)(c)
4,325,000	1.250	10/01/2028	4,328,336
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
185,000	3.250	05/01/2025	189,672
350,000	3.500	05/01/2030	366,971
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,799,833
3,500,000	6.000	11/01/2047	4,047,520
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
285,000	4.375	11/01/2023	291,666
640,000	4.875	11/01/2028	703,994
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
100,000	2.375	05/01/2026	99,226
180,000	2.875	05/01/2031	177,473
365,000	3.300	05/01/2041	355,723
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (A-/NR)
250,000	4.000	11/15/2041	288,425
1,000,000	5.000	11/15/2042	1,212,652

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
$2,300,000	4.000%	05/15/2053	$2,520,683
1,825,000	5.000	05/15/2053	2,115,914
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (BBB/NR)
615,000	4.000	05/15/2030	713,703
8,190,000	4.000	05/15/2036	9,256,194
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
165,000	3.400	05/01/2025	168,529
245,000	3.750	05/01/2030	257,968
965,000	4.150	05/01/2040	1,028,528
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	237,477
225,000	3.500	11/01/2026	251,911
230,000	3.500	11/01/2027	260,011
240,000	3.500	11/01/2028	274,126
585,000	4.000	11/01/2033	673,245
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
785,000	4.000	05/01/2050	834,784
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	525,574
530,000	2.750	05/01/2023	548,224
350,000	3.750	05/01/2031	381,638
1,045,000	4.000	05/01/2036	1,146,561
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
300,000	4.000	05/01/2027	317,517
3,500,000	5.000	05/01/2039	3,898,607
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
180,000	4.500	05/01/2024	185,742
465,000	4.750	05/01/2030	512,941
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	643,927
800,000	3.750	05/01/2040	833,975
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	410,509
1,030,000	4.500	05/01/2038	1,196,690
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	290,954
275,000	4.000	05/01/2027	306,909
285,000	4.125	05/01/2028	322,080
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	256,520
335,000	3.125	05/01/2031	339,089

Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
445,000	4.000	05/01/2024	478,570
480,000	4.000	05/01/2026	535,067
520,000	4.000	05/01/2028	593,996
1,330,000	4.500	05/01/2031	1,583,383
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,349,928
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
545,000	2.000	05/01/2028	556,735
555,000	2.000	05/01/2029	562,061
565,000	2.125	05/01/2030	570,614
1,000,000	2.625	05/01/2034	1,020,579
995,000	2.800	05/01/2037	1,017,245
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
460,000	2.750	05/01/2025	466,277
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,500,000	5.000	07/01/2029	2,793,628
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
80,000	2.875	05/01/2025	81,425
170,000	3.250	05/01/2031	175,300
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,665,000	2.800	05/01/2025	1,687,476
3,330,000	3.200	05/01/2031	3,425,696
1,875,000	3.500	05/01/2037	1,929,334
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	300,411
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	101,808
555,000	3.500	11/01/2030	580,519
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	2.500	05/01/2026	251,460
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)(g)
150,000	2.200	12/15/2026	148,832
345,000	2.700	12/15/2031	340,444
735,000	3.125	12/15/2041	718,786
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(e)
90,000	4.100	05/01/2024	92,311
185,000	4.500	05/01/2029	201,043
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
455,000	4.250	11/01/2025	473,027

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (AA-/Aa3)
$3,020,000	1.769%	06/01/2025	$3,113,746
3,230,000	1.869	06/01/2026	3,336,323
3,070,000	1.969	06/01/2027	3,170,174
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
620,000	5.000	05/01/2025	673,100
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
195,000	3.750	05/01/2024	199,731
425,000	4.000	05/01/2030	454,562
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
125,000	3.500	05/01/2024	127,987
410,000	4.000	05/01/2030	440,639
620,000	4.500	05/01/2040	673,116
615,000	4.750	05/01/2050	668,464
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,646,697
890,000	4.000	05/01/2035	974,758
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
710,000	2.375	05/01/2026	718,159
600,000	3.000	05/01/2031	616,624
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
605,000	2.750	05/01/2025	614,193
525,000	3.250	05/01/2031	543,714
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
265,000	3.000	05/01/2022	267,571
180,000	3.000	05/01/2023	184,044
285,000	3.000	05/01/2024	293,565
200,000	3.000	05/01/2025	206,516
200,000	3.000	05/01/2026	206,044
1,000,000	3.000	05/01/2031	1,004,962
1,000,000	3.000	05/01/2036	980,266
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
325,000	3.000	05/01/2025	328,789
475,000	3.600	05/01/2030	490,315
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
350,000	2.400	05/01/2026	350,349
300,000	3.000	05/01/2031	301,422
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
265,000	2.400	05/01/2026	265,466
300,000	3.000	05/01/2031	302,035
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
460,000	2.500	06/15/2025	465,892
320,000	3.000	06/15/2030	327,897
290,000	4.000	06/15/2040	308,615

Municipal Bonds – (continued)
Florida – (continued)
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
700,000	2.375	05/01/2035	699,528
1,425,000	2.625	05/01/2040	1,443,630
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
425,000	3.375	06/15/2024	435,264
1,000,000	3.750	06/15/2031	1,077,627
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
595,000	3.250	05/01/2026	605,715
1,450,000	3.750	05/01/2031	1,501,709
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
650,000	2.750	05/01/2025	654,519
465,000	3.250	05/01/2030	473,632
560,000	3.750	05/01/2040	571,532
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
250,000	4.000	11/01/2024	256,195
735,000	4.500	11/01/2029	798,347
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
190,000	4.000	11/01/2023	193,691
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	1,015,616
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
925,000	3.625	05/01/2024	955,309
1,895,000	4.000	05/01/2029	2,093,875
5,000,000	4.750	05/01/2039	5,694,173
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
375,000	2.500	05/01/2026	375,774
620,000	3.000	05/01/2031	621,670
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
350,000	3.125	11/01/2025	357,451
505,000	3.625	11/01/2031	534,296
300,000	4.125	11/01/2040	321,304
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
150,000	2.375	06/15/2026	149,468
175,000	2.875	06/15/2031	173,969
475,000	3.250	06/15/2041	471,565
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	433,599
435,000	3.250	05/01/2024	460,917
445,000	3.450	05/01/2025	480,942
465,000	3.625	05/01/2026	509,779
985,000	4.125	05/01/2036	1,079,167

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(e)
$475,000	4.250%	11/01/2024	$488,514
730,000	4.500	11/01/2029	799,295
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
295,000	4.000	05/01/2024	303,831
590,000	4.625	05/01/2029	649,667
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	362,068
355,000	2.750	11/01/2024	373,847
370,000	3.000	11/01/2025	395,609
585,000	4.250	11/01/2037	643,804
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
1,000,000	5.125	05/01/2033	1,021,638
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	422,635
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	101,417
300,000	3.250	05/01/2029	313,046
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
300,000	3.375	05/01/2025	306,987
215,000	4.000	05/01/2030	230,302
425,000	4.300	05/01/2040	458,815
300,000	4.500	05/01/2046	323,774
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(e)
2,735,000	3.000	05/01/2033	2,690,203
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)
900,000	4.000	12/15/2036	996,318
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)
375,000	2.375	06/15/2026	375,837
425,000	3.000	06/15/2031	429,103
565,000	3.500	06/15/2041	575,234
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	271,808
270,000	2.500	05/01/2024	281,014
280,000	3.000	05/01/2025	300,047
290,000	3.000	05/01/2026	314,083
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
250,000	3.500	06/15/2024	256,459
500,000	4.000	06/15/2030	542,224
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(e)
675,000	2.500	12/15/2025	680,285

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(e) – (continued)
500,000	3.000	12/15/2030	508,164
1,000,000	3.500	12/15/2040	1,024,399
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
255,000	3.125	12/15/2025	261,376
500,000	3.625	12/15/2030	532,873
870,000	4.000	12/15/2039	925,616
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(e)
150,000	2.375	06/15/2026	149,667
225,000	2.875	06/15/2031	224,239
275,000	3.300	06/15/2041	273,806
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
305,000	3.000	05/01/2025	309,976
485,000	3.300	05/01/2031	499,675
810,000	3.750	05/01/2040	841,313
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
125,000	2.400	05/01/2026	124,891
205,000	3.000	05/01/2031	204,489
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(e)
275,000	2.750	05/01/2031	271,569
700,000	3.150	05/01/2041	684,936
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	170,176
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
395,000	2.500	05/01/2029	418,832
720,000	2.875	05/01/2033	765,478
1,440,000	3.000	05/01/2038	1,522,925
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,060,000	3.500	05/01/2029	1,104,525
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	195,729
190,000	2.500	05/01/2024	198,693
200,000	3.000	05/01/2025	214,319
205,000	3.000	05/01/2026	221,929
1,135,000	3.500	05/01/2031	1,225,676
1,370,000	4.000	05/01/2036	1,491,811
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.375	05/01/2026	386,948
285,000	3.000	05/01/2031	288,103

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
$10,160,000	4.000%	10/01/2028	$11,488,733
4,225,000	4.000	10/01/2029	4,777,145
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A+/A2)
6,175,000	5.000	07/01/2047	7,363,064
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
1,950,000	5.000	07/01/2048	2,315,767
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,194,116
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
825,000	5.000	08/01/2026	994,012
825,000	5.000	08/01/2027	1,019,262
690,000	5.000	08/01/2028	870,935
The Miami-Dade County School Board COPS Series 2010 A (A+/A1)
10,000,000	6.235	06/15/2027	12,430,867
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)(e)(g)
525,000	2.350	12/15/2026	525,000
750,000	3.000	12/15/2031	750,000
1,000,000	3.300	12/15/2041	1,000,000
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	221,541
210,000	3.125	05/01/2028	226,939
230,000	3.375	05/01/2032	246,270
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	749,931
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	381,239
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(e)
430,000	5.200	05/01/2028	462,480
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	324,514
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,700,000	3.000	05/01/2033	5,068,946
5,295,000	3.000	05/01/2037	5,700,792
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
375,000	3.500	05/01/2024	386,489
765,000	3.850	05/01/2029	833,007

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,183,961
4,925,000	3.000	05/01/2040	5,267,803
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(e)
1,535,000	3.450	05/01/2024	1,582,131
2,970,000	3.750	05/01/2029	3,228,088
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
740,000	4.375	11/01/2023	757,306
1,885,000	5.000	11/01/2029	2,093,119
95,000	5.375	11/01/2039	111,722
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
505,000	4.250	06/15/2028	547,544
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
320,000	3.125	12/15/2025	329,469
735,000	3.625	12/15/2031	796,926
450,000	4.000	12/15/2040	485,227
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	915,458
650,000	5.000	04/01/2031	791,425
550,000	5.000	04/01/2033	666,404
5,000,000	5.000	04/01/2048	5,902,102
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,284,096
7,000,000	4.000	07/01/2047	7,949,271
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
105,000	3.500	05/01/2024	107,144
360,000	4.000	05/01/2030	384,993
595,000	4.375	05/01/2039	649,085
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(e)
415,000	3.125	05/01/2030	423,234
475,000	3.625	05/01/2040	487,333
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.300	05/01/2026	381,852
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(e)
275,000	4.375	11/01/2024	283,625
500,000	5.250	11/01/2039	573,757
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(e)
465,000	2.500	05/01/2025	470,170
235,000	3.250	05/01/2030	242,078
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
200,000	2.500	11/01/2026	200,920
200,000	3.000	11/01/2031	201,870

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
$240,000	3.875%	05/01/2024	$246,131
490,000	4.125	05/01/2029	525,301
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
1,180,000	4.875	05/01/2032	1,329,627
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(e)
3,955,000	4.625	11/01/2038	4,294,082
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
205,000	4.000	11/01/2024	210,845
495,000	4.500	11/01/2029	544,970
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,139,608
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
405,000	3.000	11/01/2024	411,636
700,000	3.375	11/01/2030	731,992
100,000	4.000	11/01/2050	104,222
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
530,000	4.375	11/01/2025	553,327
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,091,409
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	352,434
360,000	2.250	05/01/2023	369,158
365,000	2.500	05/01/2024	381,891
375,000	2.625	05/01/2025	399,100
390,000	3.000	05/01/2026	426,037
400,000	3.125	05/01/2027	436,363
415,000	3.250	05/01/2028	450,386
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
230,000	4.200	05/01/2026	239,688
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
445,000	3.000	12/15/2024	453,846
1,000,000	3.375	12/15/2030	1,052,114
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(e)
1,370,000	5.000	12/15/2032	1,629,546
2,000,000	5.000	12/15/2037	2,377,887
4,470,000	5.000	12/15/2047	5,243,937
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(e)
125,000	2.950	05/01/2031	123,455
325,000	3.350	05/01/2041	318,128
450,000	4.000	05/01/2051	460,791

Municipal Bonds – (continued)
Florida – (continued)
University of Florida Department of Housing & Residence Education Housing System RB Series 2021 A (AA-/Aa2)
4,665,000	4.000	07/01/2034	5,673,025
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
300,000	2.500	05/01/2027	319,918
310,000	2.500	05/01/2028	331,489
315,000	2.625	05/01/2029	340,064
1,060,000	3.000	05/01/2034	1,151,381
2,130,000	3.125	05/01/2038	2,308,358
1,725,000	3.250	05/01/2040	1,876,500
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(e)
450,000	3.000	05/01/2025	457,577
525,000	3.500	05/01/2031	547,003
875,000	4.000	05/01/2040	928,610
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	1,017,009
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(e)
315,000	4.000	05/01/2024	324,092
1,000,000	4.625	05/01/2029	1,089,468
1,000,000	5.000	05/01/2038	1,135,142
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
265,000	4.000	11/01/2024	272,555
395,000	4.500	11/01/2029	435,314
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
240,000	4.000	11/01/2024	246,865
375,000	4.500	11/01/2029	413,336
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(e)
140,000	2.500	05/01/2026	140,912
175,000	3.100	05/01/2031	177,861
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(e)
250,000	2.500	05/01/2026	251,636
285,000	3.100	05/01/2031	289,657
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,612,910
1,000,000	4.250	05/01/2037	1,048,685
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
345,000	3.250	05/01/2024	365,645
355,000	3.500	05/01/2025	384,813
370,000	3.625	05/01/2026	407,876
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
445,000	4.750	11/01/2025	464,963

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
$400,000	2.375%	05/01/2026	$401,922
300,000	3.000	05/01/2031	303,884
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	258,252
235,000	4.000	05/01/2040	249,268
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
200,000	2.875	05/01/2025	203,237
250,000	3.250	05/01/2031	258,242
1,050,000	4.000	05/01/2040	1,113,743
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
155,000	2.875	05/01/2025	157,518
250,000	3.250	05/01/2031	258,248
815,000	4.000	05/01/2040	864,477
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
495,000	4.250	05/01/2030	519,370
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
380,000	2.000	05/01/2027	388,630
385,000	2.000	05/01/2028	390,880
395,000	2.000	05/01/2029	398,348
150,000	2.125	05/01/2030	151,018
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
340,000	3.125	05/01/2025	349,168
500,000	3.500	05/01/2030	528,755
930,000	3.750	05/01/2037	986,932
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(e)
650,000	3.250	05/01/2023	664,474
950,000	3.800	05/01/2028	1,037,339
1,905,000	4.000	05/01/2033	2,123,467
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,090,000	2.625	05/01/2024	1,112,016
1,240,000	3.000	05/01/2029	1,313,529
1,490,000	3.375	05/01/2034	1,601,007
3,930,000	3.550	05/01/2039	4,201,062
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(e)
2,305,000	1.875	05/01/2025	2,339,601
2,950,000	2.625	05/01/2030	3,069,517
3,400,000	3.000	05/01/2035	3,540,199
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
325,000	4.000	05/01/2026	362,897
325,000	4.000	05/01/2027	366,944
330,000	4.000	05/01/2028	383,881
345,000	4.000	05/01/2029	398,767

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
$1,825,000	3.500%	05/01/2032	$1,988,977
2,145,000	4.000	05/01/2037	2,369,217
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
115,000	3.750	05/01/2024	117,672
220,000	4.000	05/01/2029	234,589
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	267,946
245,000	3.200	05/01/2030	251,495
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	231,064
225,000	3.000	11/01/2025	239,926
230,000	3.200	11/01/2026	247,726
1,400,000	4.125	11/01/2046	1,501,037
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
725,000	5.500	05/01/2034	771,057
925,000	5.750	05/01/2044	987,086
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,322,478
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
500,000	5.125	11/01/2038	560,865
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,510,563
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
240,000	3.250	11/01/2024	245,032
375,000	3.625	11/01/2029	400,011
1,000,000	4.000	11/01/2039	1,067,799
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(e)
615,000	2.750	05/01/2026	619,654
415,000	3.250	05/01/2031	422,592
515,000	3.625	05/01/2041	525,873
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
365,000	2.650	05/01/2025	370,915
630,000	3.000	05/01/2031	650,008
1,725,000	4.000	05/01/2040	1,832,598
1,595,000	4.000	05/01/2051	1,667,932
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
470,000	2.400	05/01/2026	469,793
575,000	3.000	05/01/2031	574,042
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,560,000	5.000	05/01/2032	2,844,087
1,945,000	4.500	05/01/2034	2,091,378
3,395,000	5.000	05/01/2037	3,714,063

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
$380,000	4.000%	05/01/2024	$391,501
750,000	4.250	05/01/2029	814,391
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
250,000	2.500	05/01/2026	251,072
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	436,868
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
185,000	3.625	05/01/2024	189,636
355,000	3.900	05/01/2029	381,403
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(e)
370,000	3.500	05/01/2024	377,445
810,000	3.750	05/01/2029	859,271
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
250,000	2.500	05/01/2026	248,072
500,000	3.000	05/01/2031	493,020
1,150,000	3.250	05/01/2041	1,122,249
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
370,000	3.500	06/15/2024	379,347
1,285,000	3.750	06/15/2030	1,370,709
3,350,000	4.250	06/15/2039	3,624,953
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
190,000	3.875	05/01/2024	195,279
500,000	4.370	05/01/2029	545,743
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)(g)
170,000	2.400	05/01/2026	168,984
300,000	2.950	05/01/2031	296,793
865,000	3.350	05/01/2041	849,141
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	216,973
680,000	4.875	11/01/2039	753,576
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	162,437
230,000	3.650	05/01/2030	239,897
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	146,960
250,000	5.000	05/01/2047	271,800
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
910,000	2.500	05/01/2025	920,630
640,000	3.125	05/01/2030	657,995

Municipal Bonds – (continued)
Florida – (continued)
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500	05/01/2036	1,539,828
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
230,000	2.500	05/01/2026	228,815
265,000	3.000	05/01/2031	262,598

			1,086,826,617

Georgia – 1.7%
Atlanta Airport RB Refunding Series 2012 C (A+/Aa3)
1,250,000	5.000	01/01/2027	1,264,300
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(b)(c)
5,250,000	1.550	08/19/2022	5,307,207
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(b)(c)
3,000,000	2.150	06/13/2024	3,131,831
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(b)(c)
1,600,000	2.250	05/25/2023	1,647,656
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(b)(c)
2,500,000	2.925	03/12/2024	2,647,889
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(b)(c)
9,475,000	3.000	02/01/2023	9,792,174
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(b)(c)
5,100,000	1.550	08/19/2022	5,155,573
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,210,886
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	7,895,482
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(b)(c)
1,050,000	5.000	07/01/2024	1,155,809
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
545,000	5.000	03/01/2027	561,768
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
1,215,000	2.375	01/01/2031	1,277,626
1,800,000	4.000	01/01/2036	2,086,143
Georgia State GO Refunding Bonds Series 2021 A (AAA/Aaa)
17,675,000	4.000	07/01/2034	21,962,450
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1)
775,000	4.000	08/01/2035	911,005
500,000	4.000	08/01/2036	585,887

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1) – (continued)
$750,000	4.000%	08/01/2037	$876,169
745,000	4.000	08/01/2038	868,170
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(b)(c)
14,250,000	4.000	09/01/2023	15,145,585
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,887,403
3,000,000	5.000	05/15/2026	3,565,445
3,000,000	5.000	05/15/2027	3,651,929
2,455,000	5.000	05/15/2028	3,055,628
2,800,000	5.000	05/15/2029	3,557,059
4,875,000	5.000	05/15/2049	7,096,483
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa2)(b)(c)
14,050,000	4.000	12/02/2024	15,482,961
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (NR/A3)(b)(c)
5,000,000	4.000	12/01/2028	5,903,825
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,210,000	5.000	01/01/2023	2,337,234
4,155,000	5.000	01/01/2024	4,576,652
4,360,000	5.000	01/01/2025	4,978,297
4,575,000	5.000	01/01/2026	5,379,849
4,805,000	5.000	01/01/2027	5,793,411
5,040,000	5.000	01/01/2028	6,221,705
5,295,000	5.000	01/01/2029	6,574,109
1,080,000	5.000	01/01/2034	1,318,135
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000	01/01/2024	914,819
900,000	5.000	01/01/2025	1,028,568
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (A-/NR)
495,000	5.000	06/01/2031	636,692
400,000	5.000	06/01/2032	510,464
500,000	5.000	06/01/2033	635,824
400,000	4.000	06/01/2034	466,415
500,000	4.000	06/01/2035	581,567
850,000	4.000	06/01/2045	963,414
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(e)
1,275,000	4.000	01/01/2038	1,436,662
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900	08/01/2024	1,999,097
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	416,631

			179,453,888

Municipal Bonds – (continued)
Guam – 0.5%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (NR/Baa2)
765,000	3.099	10/01/2028	770,941
550,000	3.189	10/01/2029	554,267
740,000	3.489	10/01/2031	752,994
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
875,000	3.625	02/01/2025	918,476
2,045,000	4.250	02/01/2030	2,271,533
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,150,685
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000	5.000	01/01/2029	3,013,722
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,530,000	5.000	11/15/2031	2,918,732
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000	12/01/2025	3,220,640
2,255,000	5.000	12/01/2026	2,694,325
2,000,000	5.000	12/01/2027	2,374,379
Guam Government RB Refunding Series 2021 E (NR/Ba1)
7,795,000	3.250	11/15/2026	7,979,845
Guam Government RB Refunding Series 2021 F (NR/Ba1)(g)
525,000	5.000	01/01/2028	636,303
1,225,000	5.000	01/01/2029	1,509,149
1,100,000	5.000	01/01/2030	1,374,631
1,100,000	5.000	01/01/2031	1,401,630
1,150,000	4.000	01/01/2042	1,284,549
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,567,148
2,790,000	5.000	10/01/2030	2,904,590
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	357,196
250,000	5.000	10/01/2044	273,531
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(h)
1,450,000	5.500	07/01/2023	1,578,211
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,151,388
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
3,975,000	5.000	01/01/2050	4,791,210
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	399,578
560,000	5.000	07/01/2026	655,945
350,000	5.000	07/01/2027	419,137
370,000	5.000	07/01/2028	439,113
725,000	5.000	07/01/2029	855,416
700,000	5.000	07/01/2030	820,567
700,000	5.000	07/01/2031	817,550
700,000	5.000	07/01/2032	814,763

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
$400,000	5.000%	07/01/2029	$478,159
600,000	5.000	07/01/2031	709,717
250,000	5.000	07/01/2033	293,617
225,000	5.000	07/01/2034	263,559
425,000	5.000	07/01/2036	495,736
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
300,000	5.000	11/01/2027	362,842
450,000	5.000	11/01/2028	553,537
450,000	5.000	11/01/2029	561,792
375,000	5.000	11/01/2030	474,061

			58,865,164

Hawaii – 0.5%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
8,000,000	4.000	07/01/2042	9,162,526
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
430,000	5.000	07/01/2022	445,497
200,000	5.000	07/01/2023	216,639
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa1)
5,025,000	4.000	03/01/2037	5,529,964
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa1)
9,055,000	3.200	07/01/2039	9,786,185
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	33,380
75,000	5.000	05/15/2029	91,467
35,000	5.000	05/15/2030	42,353
150,000	5.000	05/15/2031	180,341
180,000	5.000	05/15/2032	215,027
60,000	3.000	05/15/2033	62,576
100,000	3.000	05/15/2034	103,939
150,000	3.000	05/15/2035	155,379
670,000	3.250	05/15/2039	697,540
575,000	5.000	05/15/2044	667,096
State of Hawaii Airports System RB Refunding Series 2018 D (A+/A1)
20,865,000	5.000	07/01/2034	26,953,261

			54,343,170

Idaho – 0.0%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A+/A1)
300,000	5.000	09/01/2029	388,203
400,000	5.000	09/01/2031	536,343
200,000	5.000	09/01/2032	266,548
750,000	5.000	09/01/2034	988,942
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,112,623

			4,292,659

Municipal Bonds – (continued)
Illinois – 11.2%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (AA/NR)
7,200,000	5.000	01/01/2035	8,882,402
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)
625,000	4.000	10/01/2043	723,433
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/NR)
4,705,000	5.000	01/01/2037	5,494,093
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/NR)(h)
1,450,000	5.000	01/01/2026	1,721,489
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
300,000	5.000	01/01/2029	374,243
175,000	5.000	01/01/2030	217,577
665,000	5.000	01/01/2031	822,927
1,875,000	5.000	01/01/2032	2,313,056
765,000	5.000	01/01/2033	940,959
1,115,000	5.000	01/01/2034	1,367,291
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(d)
350,000	0.000	01/01/2026	335,704
165,000	0.000	01/01/2027	155,167
240,000	0.000	01/01/2028	220,501
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB/Ba3)
555,000	5.382	12/01/2023	594,863
2,250,000	5.482	12/01/2024	2,470,169
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
3,550,000	6.000	04/01/2046	4,311,468
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
760,000	5.000	04/01/2034	895,975
575,000	5.000	04/01/2035	676,791
525,000	5.000	04/01/2036	616,998
490,000	5.000	04/01/2037	574,880
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(d)
2,225,000	0.000	12/01/2026	2,080,725
1,125,000	0.000	12/01/2027	1,026,586
3,055,000	0.000	12/01/2029	2,642,936
2,660,000	0.000	12/01/2030	2,234,425
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
965,000	0.000	12/01/2027	880,583
1,040,000	0.000	12/01/2028	925,075
645,000	0.000	12/01/2030	541,806
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
670,000	0.000	01/01/2031	515,447
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB/NR)
2,500,000	6.000	12/01/2035	2,843,809

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Series 2021 A (BB/NR)
$2,400,000	5.000%	12/01/2039	$2,969,355
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
4,705,000	0.000	12/01/2031	3,835,728
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB/Baa2)
4,725,000	5.500	12/01/2026	5,464,597
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB/Baa2)(d)
3,485,000	0.000	12/01/2023	3,432,257
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB/Ba3)
2,500,000	5.500	12/01/2026	3,021,637
6,330,000	5.500	12/01/2027	7,838,348
3,000,000	5.500	12/01/2028	3,796,979
2,115,000	5.500	12/01/2029	2,720,342
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
1,020,000	5.250	12/01/2039	1,129,504
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB/Ba3)
5,225,000	5.000	12/01/2042	5,426,123
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
10,380,000	6.038	12/01/2029	11,912,817
2,500,000	6.138	12/01/2039	3,030,572
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
5,160,000	7.000	12/01/2044	6,229,278
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
7,125,000	6.500	12/01/2046	8,745,248
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,136,719
2,250,000	5.000	12/01/2026	2,703,373
2,375,000	5.000	12/01/2027	2,921,524
10,095,000	5.000	12/01/2028	12,685,132
1,450,000	5.000	12/01/2029	1,811,752
1,500,000	5.000	12/01/2030	1,862,786
3,350,000	5.000	12/01/2031	4,145,258
2,550,000	5.000	12/01/2032	3,146,937
2,800,000	5.000	12/01/2033	3,445,772
600,000	5.000	12/01/2034	736,487
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	6,094,021
8,685,000	5.000	12/01/2028	10,799,000

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR) – (continued)
7,950,000	5.000	12/01/2029	9,829,404
4,690,000	5.000	12/01/2030	5,756,281
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB/NR)
2,500,000	4.000	12/01/2027	2,899,312
4,000,000	5.000	12/01/2028	4,958,748
5,000,000	5.000	12/01/2029	6,303,323
5,000,000	5.000	12/01/2030	6,260,410
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB/NR)(d)
2,000,000	0.000	12/01/2025	1,897,911
2,000,000	0.000	12/01/2026	1,855,997
300,000	0.000	12/01/2027	271,259
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB/NR)
125,000	5.000	12/01/2021	125,915
750,000	5.000	12/01/2022	788,961
1,200,000	5.000	12/01/2023	1,312,315
1,250,000	5.000	12/01/2024	1,415,900
1,200,000	5.000	12/01/2025	1,396,108
1,000,000	5.000	12/01/2026	1,194,602
1,000,000	5.000	12/01/2027	1,218,734
1,000,000	5.000	12/01/2028	1,239,687
1,000,000	5.000	12/01/2029	1,260,664
1,000,000	5.000	12/01/2030	1,252,082
1,000,000	5.000	12/01/2031	1,247,054
1,000,000	5.000	12/01/2032	1,243,339
1,000,000	5.000	12/01/2033	1,239,444
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (BB/NR)
8,620,000	5.000	12/01/2025	10,028,707
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(d)
1,465,000	0.000	01/01/2030	1,237,039
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(d)
1,050,000	0.000	01/01/2028	949,276
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(d)
750,000	0.000	01/01/2032	555,964
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
330,000	5.500	01/01/2037	371,829
3,020,000	5.500	01/01/2040	3,398,791
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,622,426
630,000	5.000	01/01/2034	677,411
11,590,000	5.000	01/01/2036	12,441,264
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	656,080
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	2,931,799

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
$1,130,000	7.517%	01/01/2040	$1,615,289
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,486,423
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	18,106,497
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,760,000	5.000	01/01/2028	4,588,589
4,890,000	5.000	01/01/2029	6,083,830
2,720,000	5.000	01/01/2031	3,341,334
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
5,000,000	5.000	01/01/2044	5,947,459
3,500,000	5.500	01/01/2049	4,259,312
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,834,724
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,821,204
4,435,000	5.000	01/01/2025	5,017,651
5,600,000	5.000	01/01/2038	6,387,564
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
5,300,000	5.625	01/01/2030	6,449,512
2,755,000	6.000	01/01/2038	3,376,317
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
4,235,000	5.500	01/01/2029	4,494,625
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,040,000	5.000	01/01/2039	8,656,514
8,355,000	5.000	01/01/2048	10,117,930
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,605,000	5.000	01/01/2023	2,756,319
4,760,000	5.000	01/01/2024	5,239,668
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,622,573
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,045,000	5.250	01/01/2035	9,730,349
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (WD/NR)(h)
1,105,000	5.000	01/01/2025	1,267,769
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
2,000,000	5.000	01/01/2035	2,271,163
2,000,000	5.000	01/01/2039	2,262,215
Chicago Illinois Wastewater Transmission RB Second Lien Series 2014 (A/Baa3)
4,425,000	5.000	01/01/2044	4,837,546
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	571,146
1,330,000	4.000	01/01/2052	1,430,600
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (AA/NR)
2,200,000	5.000	11/01/2033	2,690,424

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,560,000	5.000	11/01/2028	1,867,741
1,780,000	5.000	11/01/2029	2,120,270
1,000,000	5.000	11/01/2030	1,185,588
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,645,000	5.000	11/01/2026	1,984,095
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,131,994
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A/NR)
2,100,000	5.000	06/01/2027	2,570,726
2,325,000	5.000	06/01/2028	2,913,539
1,550,000	5.000	06/01/2029	1,983,796
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A+/NR)
1,100,000	5.000	06/01/2027	1,346,571
2,415,000	5.000	06/01/2028	3,026,321
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
875,000	3.250	07/01/2029	887,433
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
2,745,000	5.000	01/01/2025	3,105,626
3,430,000	5.000	01/01/2027	4,097,395
10,115,000	5.000	01/01/2028	12,344,036
8,480,000	5.000	01/01/2029	10,548,798
9,315,000	5.000	01/01/2030	11,794,322
430,000	5.000	01/01/2031	539,166
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	347,113
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	8,082,135
City of Peoria GO Refunding Bonds Series 2019 (AGM) (AA/A2)
880,000	5.000	01/01/2029	1,099,357
1,470,000	5.000	01/01/2031	1,850,747
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
155,000	4.000	01/01/2025	172,116
195,000	4.000	01/01/2026	221,184
115,000	4.000	01/01/2027	132,984
200,000	4.000	01/01/2028	234,862
200,000	4.000	01/01/2029	236,988
145,000	4.000	01/01/2030	170,653
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,395,212
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	902,695

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
County of Cook Sales Tax RB Refunding Series 2021 A (AA-/NR)
$600,000	5.000%	11/15/2029	$770,451
1,595,000	5.000	11/15/2030	2,081,475
2,055,000	5.000	11/15/2031	2,714,924
1,165,000	5.000	11/15/2032	1,532,897
1,025,000	5.000	11/15/2036	1,310,601
1,445,000	5.000	11/15/2037	1,836,433
2,080,000	5.000	11/15/2038	2,628,888
2,655,000	4.000	11/15/2039	3,091,584
2,435,000	4.000	11/15/2040	2,824,594
3,540,000	4.000	11/15/2041	4,104,518
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,745,514
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	2.163	02/01/2026	514,051
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	734,331
775,000	5.000	12/01/2039	930,097
1,000,000	5.000	12/01/2044	1,185,337
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,616,314
1,420,000	4.000	12/01/2037	1,594,396
4,230,000	4.000	12/01/2042	4,705,300
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	569,745
400,000	4.000	12/01/2040	454,199
1,085,000	4.000	12/01/2042	1,227,035
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (AA+/NR)
815,000	4.000	12/15/2031	989,610
1,300,000	4.000	12/15/2032	1,566,913
3,740,000	4.000	12/15/2033	4,493,294
1,700,000	4.000	12/15/2034	2,036,488
1,395,000	4.000	12/15/2035	1,667,978
2,750,000	3.000	12/15/2036	2,996,377
2,000,000	3.000	12/15/2037	2,172,815
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	22,272,157
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(e)
5,600,000	6.125	04/01/2049	6,782,088
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (BBB-/NR)
2,500,000	3.250	05/15/2027	2,484,855
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,538,957

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,540,917
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
750,000	5.000	09/01/2026	890,962
500,000	5.000	09/01/2027	608,372
500,000	5.000	09/01/2028	620,729
1,600,000	5.000	09/01/2030	2,006,627
1,000,000	5.000	09/01/2031	1,245,724
1,000,000	5.000	09/01/2032	1,239,038
1,035,000	5.000	09/01/2033	1,277,243
1,150,000	5.000	09/01/2034	1,416,302
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
900,000	4.000	09/01/2041	1,007,402
3,000,000	5.000	09/01/2046	3,520,249
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (BBB/NR)
650,000	4.000	11/01/2041	746,920
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
375,000	5.000	05/15/2041	442,627
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,557,205
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (AA-/Aa2)
1,380,000	5.000	10/01/2037	2,027,843
4,400,000	5.000	10/01/2038	6,517,500
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
5,275,000	5.000	01/01/2027	6,372,098
3,350,000	5.000	01/01/2028	4,144,576
3,515,000	5.000	01/01/2029	4,443,748
2,195,000	5.000	01/01/2030	2,825,221
11,130,000	5.000	01/01/2036	14,003,194
5,290,000	4.000	01/01/2038	6,163,808
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 A (BAM) (AA/NR)
5,300,000	5.000	01/01/2038	6,379,748
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,564,741
8,170,000	5.000	01/01/2027	9,869,202
15,355,000	5.000	01/01/2028	18,997,003
11,790,000	5.000	01/01/2029	14,905,202
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,591,739
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB/Baa2)
1,780,000	7.350	07/01/2035	2,259,616

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Pension Funding Series 2003 (BBB/Baa2)
$39,035,000	5.100%		06/01/2033	$45,497,108
Illinois State GO Bonds Series 2013 (BBB/Baa2)
5,000,000	5.500		07/01/2024	5,434,775
4,000,000	5.500		07/01/2025	4,339,773
3,165,000	5.500		07/01/2027	3,420,193
5,500,000	5.250		07/01/2028	5,911,371
9,490,000	5.500		07/01/2038	10,126,677
Illinois State GO Bonds Series 2016 (BAM) (AA/NR)
2,725,000	4.000		06/01/2041	3,048,519
Illinois State GO Bonds Series 2016 (BBB/Baa2)
4,415,000	5.000		11/01/2021	4,430,776
Illinois State GO Bonds Series 2017 A (BBB/Baa2)
375,000	4.500		12/01/2041	422,551
Illinois State GO Bonds Series 2017 C (BBB/Baa2)
26,930,000	5.000		11/01/2029	32,278,306
Illinois State GO Bonds Series 2017 D (BBB/Baa2)
25,805,000	5.000		11/01/2021	25,897,206
53,565,000	5.000		11/01/2024	60,664,216
27,000,000	5.000		11/01/2025	31,525,613
9,450,000	5.000		11/01/2026	11,294,903
24,005,000	5.000		11/01/2028	29,020,989
Illinois State GO Bonds Series 2018 A (BBB/Baa2)
16,380,000	5.000		05/01/2031	19,751,592
2,435,000	5.000		05/01/2042	2,855,119
1,760,000	5.000		05/01/2043	2,059,886
Illinois State GO Bonds Series 2019 A (BBB/Baa2)
8,000,000	5.000		11/01/2024	9,060,355
Illinois State GO Bonds Series 2019 C (BBB/Baa2)
9,175,000	4.000		11/01/2042	10,260,710
Illinois State GO Bonds Series 2020 (BBB/Baa2)
1,525,000	5.500		05/01/2039	1,928,153
4,100,000	5.750		05/01/2045	5,189,055
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000		02/01/2030	4,500,481
1,185,000	4.000		02/01/2031	1,341,793
Illinois State GO Refunding Bonds Series 2018 B (BBB/Baa2)
2,340,000	5.000		10/01/2031	2,845,373
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB+/NR)
1,605,000	5.000		06/15/2022	1,657,912
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB+/NR)
2,875,000	5.000		06/15/2022	2,969,779
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
2,745,000	5.000		01/01/2025	3,144,778
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
14,015,000	5.000		01/01/2026	16,577,176
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
360,000	5.000		12/01/2025	419,081
410,000	5.000		12/01/2026	489,877
405,000	4.000		12/01/2028	480,038

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB+/Baa2)(d)
5,600,000	0.000		12/15/2032	4,389,999
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB+/Baa2)(d)
2,690,000	0.000		12/15/2031	2,171,103
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB+/NR)
1,555,000	5.700		06/15/2024	1,629,177
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(h)
460,000	5.700		06/15/2022	481,943
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB+/NR)
5,390,000	5.000		12/15/2028	5,567,059
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB+/NR)
2,000,000	5.000		12/15/2028	2,445,161
300,000	5.000		12/15/2032	361,294
600,000	5.000		12/15/2033	720,808
500,000	5.000		12/15/2034	599,365
1,260,000	0.000	(a)	12/15/2037	1,079,583
3,500,000	0.000	(a)	12/15/2042	3,023,606
3,850,000	0.000	(a)	12/15/2047	3,273,991
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB+/NR)
11,975,000	4.000		06/15/2050	13,388,051
3,760,000	5.000		06/15/2050	4,512,841
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,430,000	5.000		07/01/2029	5,455,788
Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
5,000,000	5.000		01/01/2043	6,052,845
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (AA/Baa1)
875,000	4.000		01/01/2032	1,031,305
450,000	4.000		01/01/2033	528,576
475,000	4.000		01/01/2034	555,952
420,000	4.000		01/01/2035	490,045
470,000	4.000		01/01/2037	544,285
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,055,000	0.000		12/01/2025	5,726,966
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500		03/01/2030	4,248,271

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2010-1 (BBB/Baa2)
$1,100,000	6.630%	02/01/2035	$1,363,805
State of Illinois GO Bonds Series 2012 A (BBB/Baa2)
300,000	5.000	01/01/2034	303,165
State of Illinois GO Bonds Series 2014 (BBB/Baa2)
570,000	5.000	02/01/2024	628,933
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
2,820,000	4.000	06/01/2032	3,117,544
State of Illinois GO Bonds Series 2017 A (BBB/Baa2)
3,455,000	5.000	12/01/2027	4,216,580
875,000	4.250	12/01/2040	976,046
State of Illinois GO Bonds Series 2017 D (BBB/Baa2)
925,000	3.250	11/01/2026	1,025,770
State of Illinois GO Refunding Bonds Series 2016 (BBB/Baa2)
3,800,000	5.000	02/01/2028	4,527,995
State of Illinois GO Refunding Bonds Series 2018 A (BBB/Baa2)
500,000	5.000	10/01/2028	617,218
State of Illinois GO Unlimited Bonds Series 2017 A (BBB/Baa2)
1,500,000	4.000	12/01/2033	1,670,164
5,000,000	4.250	12/01/2037	5,607,478
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB/Baa2)
5,100,000	5.000	10/01/2027	6,201,470
State of Illinois RB Refunding Series 2016 C (BAM) (AA/NR)
5,580,000	4.000	06/15/2028	6,330,194
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(e)
375,000	4.000	01/01/2031	391,568
335,000	5.000	01/01/2045	353,109
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
750,000	5.000	01/01/2024	776,506
2,690,000	5.000	01/01/2030	2,961,372
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000	4.250	01/01/2029	1,027,691
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,796,047
3,235,000	5.000	12/30/2028	4,110,092
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
210,000	4.125	10/01/2041	222,710
420,000	4.125	10/01/2046	443,295
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
650,000	4.000	01/01/2034	737,535

			1,208,727,176

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,821,102
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A2)(b)(c)
3,000,000	5.000	11/01/2022	3,148,208

Municipal Bonds – (continued)
Indiana – (continued)
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A2)(b)(c)
$11,500,000	5.000%	06/05/2026	$13,738,449
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	650,763
680,000	5.000	09/15/2039	810,164
445,000	4.000	09/15/2044	486,236
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(b)(c)
2,300,000	2.100	11/01/2026	2,407,368
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
185,000	4.000	07/01/2030	204,045
300,000	5.000	07/01/2040	339,885
Indiana Finance Authority RB for WVB East End Partners LLC Series 2013 A (BBB+/NR)
5,000,000	5.250	01/01/2051	5,370,177
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
2,930,000	3.000	11/01/2030	3,080,481
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,110,000	3.000	11/01/2030	2,218,367
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,350,000	3.000	11/01/2030	2,470,693
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (BBB/NR)
300,000	1.670	11/15/2022	300,053
300,000	1.720	11/15/2023	300,027
350,000	1.990	11/15/2024	349,749
360,000	2.450	11/15/2025	359,271
465,000	2.520	11/15/2026	463,530
610,000	2.920	11/15/2027	607,455
850,000	3.210	11/15/2028	846,273
880,000	3.260	11/15/2029	875,761
670,000	3.300	11/15/2030	666,964
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(b)
3,815,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.600	11/01/2023	3,826,936
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A/A1)
2,275,000	5.000	01/01/2029	2,859,935
Purdue University RB Series 2007 A (AAA/Aaa)
3,045,000	5.250	07/01/2029	3,885,799
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (A-/NR)
1,225,000	4.000	09/01/2031	1,458,837

			53,546,528

Iowa – 0.2%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,219,160

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
$1,165,000	3.125%	12/01/2022	$1,182,868
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (NR/Aa3)(b)(c)
5,500,000	1.500	04/01/2024	5,536,959
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
1,700,000	4.000	05/15/2055	1,861,383
2,300,000	5.000	05/15/2055	2,658,107
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
1,375,000	2.875	05/15/2049	1,382,818
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (BBB/NR)
7,400,000	4.000	06/01/2049	8,415,090

			22,256,385

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (BB+/NR)
825,000	4.000	06/01/2036	915,988
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,336,460
1,015,000	4.000	05/15/2024	1,059,299
1,060,000	5.000	05/15/2025	1,155,983
1,165,000	5.000	05/15/2027	1,301,106

			5,768,836

Kentucky – 1.4%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
4,525,000	2.125	10/01/2034	4,627,611
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
6,100,000	2.000	02/01/2032	6,241,434
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
180,000	4.000	03/01/2046	202,719
110,000	4.000	03/01/2049	123,565
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,327,874
400,000	4.000	06/01/2045	438,980
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,030,000	4.000	06/01/2037	1,139,758
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,067,521
855,000	5.000	08/01/2036	1,063,128

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A2)(b)(c)
25,000,000	4.000	01/01/2025	27,534,300
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(b)(c)
22,955,000	4.000	06/01/2025	25,587,654
Kentucky Public Energy Authority RB Series 2020 A (NR/A2)(b)(c)
10,800,000	4.000	06/01/2026	12,348,195
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,559,516
Kentucky State University COPS Series 2021 (BAM) (AA/NR)
400,000	4.000	11/01/2046	462,487
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,260,461
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
1,500,000	4.000	10/01/2039	1,716,303
1,100,000	4.000	10/01/2040	1,256,079
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (A/NR)(b)(c)
8,500,000	5.000	10/01/2026	10,260,099
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A/A1)
17,250,000	2.000	10/01/2033	17,276,751
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,307,504
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,458,979
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,641,163
University of Louisville RB Series 2020 A (AGM) (AA/A1)
1,080,000	5.000	09/01/2025	1,263,371
1,135,000	5.000	09/01/2026	1,366,498
1,195,000	5.000	09/01/2027	1,470,109
1,255,000	5.000	09/01/2028	1,577,476

			147,579,535

Louisiana – 1.3%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB/NR)
770,000	4.000	12/01/2021	773,608
815,000	4.000	12/01/2022	842,456
1,135,000	4.000	12/01/2023	1,203,052
1,150,000	4.000	12/01/2024	1,246,686
1,385,000	5.000	12/01/2025	1,584,263
1,455,000	5.000	12/01/2026	1,701,809
1,530,000	5.000	12/01/2027	1,823,791

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB/NR) – (continued)
$1,605,000	5.000%	12/01/2028	$1,945,756
1,000,000	5.000	12/01/2029	1,230,357
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,325,000	5.000	06/01/2045	1,646,613
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (AA/NR)
275,000	4.000	06/01/2035	322,272
310,000	4.000	06/01/2036	362,054
285,000	4.000	06/01/2037	331,865
310,000	4.000	06/01/2038	360,095
355,000	4.000	06/01/2039	411,313
310,000	4.000	06/01/2040	358,397
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(e)
975,000	3.625	06/01/2024	999,603
2,540,000	3.750	06/01/2030	2,677,728
5,070,000	4.375	06/01/2048	5,422,163
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
600,000	2.375	06/01/2026	596,320
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(e)
7,800,000	5.000	04/01/2035	8,763,462
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
1,230,000	5.000	10/01/2026	1,480,266
2,750,000	5.000	10/01/2027	3,393,280
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
14,185,000	3.500	11/01/2032	15,626,819
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)(h)
6,250,000	4.375	02/01/2024	6,842,687
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	941,118
670,000	5.000	10/01/2023	730,469
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,295,000	4.000	06/01/2050	1,473,068
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,530,000	3.000	06/01/2050	3,710,591
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	1,012,667
900,000	4.000	07/01/2049	1,007,029

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)
545,000	5.000	10/01/2032	699,434
690,000	5.000	10/01/2034	878,982
885,000	5.000	10/01/2035	1,124,326
1,435,000	4.000	10/01/2036	1,675,586
885,000	4.000	10/01/2037	1,029,909
1,530,000	4.000	10/01/2039	1,771,999
550,000	4.000	10/01/2041	632,471
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
3,695,000	4.000	05/15/2042	4,121,244
3,000,000	5.000	05/15/2046	3,531,829
New Orleans Aviation Board GARB Series 2015 B (AMT) (A-/A2)
3,750,000	5.000	01/01/2034	4,240,366
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
1,000,000	5.000	01/01/2048	1,174,647
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(b)(c)
11,300,000	2.000	04/01/2023	11,488,829
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(b)(c)
15,505,000	2.100	07/01/2024	15,994,856
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(b)(c)
21,235,000	2.200	07/01/2026	22,160,765
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)(h)
500,000	5.000	04/01/2023	533,396

			141,880,296

Maine – 0.4%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
505,000	3.000	01/01/2025	540,853
800,000	3.000	01/01/2026	867,126
800,000	3.000	01/01/2027	874,398
300,000	5.000	01/01/2028	368,308
225,000	5.000	01/01/2029	281,614
270,000	5.000	01/01/2030	342,933
370,000	5.000	01/01/2031	466,834
810,000	5.000	01/01/2032	1,017,955
890,000	5.000	01/01/2033	1,115,115
620,000	5.000	01/01/2034	774,368
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
305,000	5.000	12/01/2021	307,285
400,000	5.000	12/01/2022	420,689
500,000	5.000	12/01/2023	546,335
500,000	5.000	12/01/2024	563,435
450,000	5.000	12/01/2025	518,877
1,530,000	5.000	12/01/2026	1,794,505
1,500,000	5.000	12/01/2027	1,788,998
1,000,000	5.000	12/01/2028	1,195,547

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
$4,655,000	4.000%	07/01/2045	$5,349,597
2,355,000	4.000	07/01/2050	2,681,637
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
500,000	2.500	07/01/2029	546,051
400,000	5.000	07/01/2030	522,453
275,000	5.000	07/01/2031	365,193
1,000,000	4.000	07/01/2035	1,208,193
Maine State Housing Authority RB Refunding Series 1 (A+/Aa3)(g)
3,445,000	5.000	06/15/2036	4,423,343
3,345,000	5.000	06/15/2037	4,281,253
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,837,834
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	10,987,305

			45,988,034

Maryland – 0.9%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	468,133
650,000	4.500	09/01/2033	719,098
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa1)
1,725,000	4.000	08/01/2027	2,038,734
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(e)
100,000	2.650	06/01/2022	100,599
150,000	2.700	06/01/2023	152,194
100,000	2.750	06/01/2024	102,270
140,000	3.000	06/01/2024	142,110
125,000	2.800	06/01/2025	128,866
135,000	2.850	06/01/2026	140,261
175,000	2.950	06/01/2027	182,989
190,000	3.050	06/01/2028	198,150
200,000	3.150	06/01/2029	210,003
300,000	3.375	06/01/2029	303,718
200,000	3.200	06/01/2030	208,988
200,000	3.250	06/01/2031	208,829
250,000	3.300	06/01/2032	259,256
270,000	3.350	06/01/2033	279,788
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
685,000	3.000	07/01/2024	706,815
945,000	4.000	07/01/2029	1,082,089
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
440,000	4.000	01/01/2038	505,962
525,000	4.000	01/01/2039	602,424
1,125,000	4.000	01/01/2040	1,289,106

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
$615,000	4.000%	01/01/2032	$719,046
530,000	4.000	01/01/2033	618,674
600,000	4.000	01/01/2034	699,198
1,065,000	4.000	01/01/2035	1,238,121
1,170,000	4.000	01/01/2036	1,357,884
1,310,000	4.000	01/01/2037	1,517,450
1,240,000	4.000	01/01/2038	1,434,108
2,430,000	4.000	01/01/2039	2,807,109
1,530,000	4.000	01/01/2040	1,764,126
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)(h)
13,475,000	4.000	11/01/2023	14,528,905
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
510,000	5.700	07/01/2029	512,129
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,487,516
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
285,000	4.000	07/01/2040	319,623
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,188,059
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/Baa3)
5,625,000	3.997	04/01/2034	6,036,520
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,697,738
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (NR/Baa3)
15,605,000	5.500	01/01/2046	18,508,107
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
800,000	3.250	07/01/2039	868,065
350,000	4.000	07/01/2040	407,254
750,000	4.000	07/01/2045	860,622
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
305,000	4.000	10/01/2026	347,045
425,000	4.000	10/01/2027	490,629
440,000	4.000	10/01/2028	514,222
355,000	4.000	10/01/2029	419,082
475,000	4.000	10/01/2030	565,192
795,000	3.000	10/01/2034	840,819
475,000	4.000	10/01/2040	546,294
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	16,529,545

			93,853,464

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)
September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – 1.2%
City of Cambridge GO Refunding Bonds Series 2021 (AAA/Aaa)
$7,090,000	5.000%	02/15/2028	$8,950,177
7,295,000	5.000	02/15/2029	9,429,637
7,290,000	5.000	02/15/2030	9,626,502
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(h)
7,265,000	5.000	12/01/2021	7,321,218
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	6,912,308
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(e)
1,185,000	4.000	11/15/2023	1,216,075
1,200,000	5.000	11/15/2028	1,364,851
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,229,745
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
225,000	4.000	12/01/2042	249,673
245,000	5.000	12/01/2042	281,608
Massachusetts Development Finance Agency RB Refunding for Mass General Brigham, Inc. Series 2020 A-2 (AA-/Aa3)
1,100,000	5.000	07/01/2028	1,391,610
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(e)
115,000	5.000	07/15/2022	118,522
125,000	5.000	07/15/2024	138,016
125,000	5.000	07/15/2025	141,911
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
350,000	5.000	10/01/2026	420,075
495,000	5.000	10/01/2027	608,847
500,000	5.000	10/01/2028	628,817
425,000	5.000	10/01/2029	545,253
325,000	5.000	10/01/2030	424,405
450,000	5.000	10/01/2031	584,927
400,000	5.000	10/01/2032	518,266
500,000	5.000	10/01/2033	645,621
450,000	5.000	10/01/2034	579,086
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000	07/01/2038	1,002,141
1,850,000	5.000	07/01/2039	2,242,418
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000	02/15/2039	11,541,498
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078	10/15/2023	2,264,677
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(f)
1,970,000	(3 Mo. LIBOR + 0.57%), 0.654	05/01/2037	1,949,512

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(f)
1,735,000	(3 Mo. LIBOR + 0.57%), 0.654	05/01/2037	1,716,956
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
4,030,000	4.000	05/01/2039	4,656,985
Massachusetts State GO Bonds Series 2017 F (AA/Aa1)
8,665,000	5.000	11/01/2043	10,670,603
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,053,942
10,000,000	5.000	01/01/2027	12,159,868
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(b)(c)
5,525,000	5.000	01/01/2023	5,847,363

			123,433,113

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
25,718,183	4.000	04/01/2034	24,446,768
20,775,000	4.000	04/01/2034	19,747,959
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(c)
331,114	4.000	04/01/2034	314,745
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
235,000	5.000	04/01/2022	239,591
245,000	5.000	04/01/2023	259,285
265,000	5.000	04/01/2024	290,219
275,000	5.000	04/01/2025	309,770
290,000	5.000	04/01/2026	334,878
615,000	5.000	04/01/2027	725,538
645,000	5.000	04/01/2028	774,300
455,000	5.000	04/01/2029	554,124
710,000	5.000	04/01/2030	876,875
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
915,000	5.000	04/01/2030	1,130,057
675,000	5.000	04/01/2032	838,378
915,000	5.000	04/01/2034	1,128,567
1,580,000	5.000	04/01/2036	1,936,102
1,175,000	5.000	04/01/2038	1,431,678
1,000,000	5.000	04/01/2039	1,215,196
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
745,000	1.817	04/01/2022	747,380
365,000	2.017	04/01/2023	367,648
400,000	2.189	04/01/2024	402,856
500,000	2.511	04/01/2025	500,986
675,000	2.711	04/01/2026	675,045
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (AA/Aa2)
1,000,000	5.000	01/01/2045	1,247,475
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,198,172
1,130,000	5.000	07/01/2027	1,259,146

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR) – (continued)
$1,000,000	5.000%	07/01/2028	$1,114,000
1,000,000	5.000	07/01/2029	1,113,711
3,435,000	5.000	07/01/2033	3,821,626
3,330,000	5.000	07/01/2036	3,700,964
11,575,000	5.000	07/01/2048	12,811,189
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,466,487
15,160,000	2.302	05/01/2027	15,888,817
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A+/A2)
3,000,000	5.000	07/01/2035	3,570,368
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A1)
8,300,000	5.250	07/01/2033	10,029,956
17,775,000	5.250	07/01/2034	21,479,815
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(g)
475,000	4.000	11/15/2031	521,309
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,288,412
3,700,000	4.000	11/15/2050	4,201,080
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
8,250,000	4.000	02/15/2047	9,425,152
17,000,000	4.000	02/15/2050	19,338,416
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,046,361
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A1)
1,000,000	5.000	07/01/2034	1,119,511
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A2)
650,000	5.000	07/01/2036	725,417
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
325,000	5.000	07/01/2032	364,315
250,000	5.000	07/01/2033	280,096
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
1,945,000	5.000	07/01/2033	2,245,276
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
400,000	5.000	07/01/2035	447,339

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
1,000,000	5.000	07/01/2029	1,160,007
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (BB/NR)
1,240,000	3.500	09/01/2030	1,268,611
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
450,000	4.000	09/01/2045	505,226
475,000	4.000	09/01/2050	530,881
Michigan Finance Authority RB Refunding for McLaren Health Care Corp Obligated Group Series 2015 B (AA-/A1)
1,215,000	5.000	05/15/2034	1,393,411
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(h)
1,000,000	5.000	07/01/2022	1,036,088
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(h)
5,015,000	5.000	07/01/2022	5,192,147
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
1,945,000	5.000	06/01/2049	2,297,108
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(d)
92,350,000	0.000	06/01/2065	12,305,850
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	17,494,005
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (A/Aa3)
7,500,000	1.450	09/01/2030	7,386,145
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (A/Aa3)
7,175,000	1.350	08/01/2029	7,175,000
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,149,427
2,125,000	5.000	05/01/2024	2,377,267
Universal Academy RB Refunding Series 2021 (BBB-/NR)
425,000	2.000	12/01/2026	419,030
450,000	4.000	12/01/2031	501,172
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,874,050
2,585,000	4.000	11/01/2027	3,043,998
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,322,573
1,215,000	5.000	05/01/2026	1,443,657
3,705,000	5.000	05/01/2027	4,454,041
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
580,000	2.019	05/01/2025	584,897
1,000,000	2.138	05/01/2026	1,005,866

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
$2,160,000	5.000%	05/01/2022	$2,219,051
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A-/A1)
400,000	5.000	12/01/2033	486,795
1,065,000	5.000	12/01/2034	1,293,172
650,000	5.000	12/01/2035	788,157
800,000	5.000	12/01/2036	968,380
880,000	5.000	12/01/2037	1,060,030

			269,688,397

Minnesota – 0.3%
City of Independence RB for Global Academy, Inc. Series 2021 A (BB/NR)(g)
1,315,000	4.000	07/01/2031	1,503,997
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,500,769
2,940,000	2.000	12/01/2030	3,061,376
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	4,008,020
1,325,000	4.000	05/01/2049	1,497,140
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
440,000	3.000	12/01/2030	463,202
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
2,160,000	4.250	02/15/2048	2,439,303
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (BBB-/NR)(g)
325,000	5.000	06/15/2027	381,430
460,000	5.000	06/15/2028	549,012
400,000	5.000	06/15/2029	484,343
425,000	5.000	06/15/2030	521,395
450,000	5.000	06/15/2031	559,290
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
370,000	3.000	07/01/2024	386,067
400,000	3.000	07/01/2025	420,552
360,000	3.000	07/01/2026	379,733
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
610,000	3.000	03/01/2022	613,204
630,000	3.000	03/01/2023	640,196
650,000	3.250	03/01/2024	670,089
Duluth Independent School District No. 709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
320,000	5.000	02/01/2022	324,467
380,000	5.000	02/01/2023	401,131
400,000	5.000	02/01/2024	439,572
375,000	5.000	02/01/2025	426,437
1,105,000	5.000	02/01/2027	1,325,540
350,000	5.000	02/01/2028	429,277

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BB+/NR)
500,000	5.000	05/01/2047	551,780
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	187,474
165,000	4.000	12/01/2027	190,204
205,000	4.000	12/01/2028	239,317
125,000	4.000	12/01/2029	147,398
250,000	4.000	12/01/2030	292,531
170,000	4.000	12/01/2031	197,822
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,875,336
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,331,901

			31,439,305

Mississippi – 0.2%
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2009 B (AA-/Aa2)(b)(c)
11,100,000	0.040	10/01/2021	11,100,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(b)(c)
4,120,000	2.750	12/09/2021	4,136,352
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
2,230,000	2.500	04/01/2022	2,242,431
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,120,615
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(b)(c)
2,700,000	2.900	09/01/2023	2,826,632

			21,426,030

Missouri – 1.2%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	3.000	11/01/2021	350,237
350,000	4.000	11/01/2022	356,240
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
1,200,000	4.000	03/01/2041	1,349,976
City of Poplar Bluff COPS Series 2021 (BBB+/NR)
875,000	2.500	10/01/2041	833,631
1,060,000	2.625	10/01/2046	1,001,624
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(e)
1,000,000	4.500	12/01/2029	1,059,212
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (AA/A2)
12,335,000	5.000	03/01/2049	14,915,130
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A-/A2)
4,200,000	5.000	03/01/2030	5,260,268
4,410,000	5.000	03/01/2031	5,510,055

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A-/A2) – (continued)
$4,630,000	5.000%	03/01/2032	$5,765,217
4,865,000	5.000	03/01/2033	6,040,939
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A-/A2)
2,000,000	5.000	03/01/2033	2,504,094
3,200,000	5.000	03/01/2034	3,994,974
Metropolitan St Louis Sewer District RB Refunding Series 2021 A (AAA/NR)
1,550,000	5.000	05/01/2030	2,045,101
1,650,000	5.000	05/01/2031	2,221,135
1,760,000	5.000	05/01/2032	2,361,585
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (AAA/Aa1)
19,880,000	5.000	05/01/2047	23,645,491
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	1,008,935
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (BBB/NR)
370,000	4.000	08/01/2036	437,512
475,000	4.000	08/01/2041	553,816
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	365,260
860,000	5.000	09/01/2027	1,026,351
1,355,000	5.000	09/01/2028	1,646,879
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	484,126
675,000	4.000	02/15/2038	776,408
500,000	4.000	02/15/2039	573,840
1,850,000	4.000	02/15/2044	2,101,252
5,000,000	4.000	02/15/2049	5,647,366
Missouri Health & Educational Facilities Authority RB Refunding for Southeast Missouri State University Series 2019 (A/NR)
1,900,000	4.000	10/01/2035	2,189,900
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
875,000	3.000	10/01/2026	885,560
875,000	4.000	10/01/2031	924,593
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
275,000	5.000	10/01/2030	336,277
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000	5.000	10/01/2026	245,328
210,000	5.000	10/01/2029	258,650
150,000	5.000	10/01/2032	182,138
240,000	4.000	10/01/2034	270,242
125,000	4.000	10/01/2035	140,524
150,000	4.000	10/01/2036	168,188
170,000	4.000	10/01/2037	190,086
145,000	4.000	10/01/2038	161,765
110,000	4.000	10/01/2039	122,428

Municipal Bonds – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000	1.600	12/01/2022	4,281,987
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
225,000	3.000	05/01/2022	226,446
350,000	3.000	05/01/2024	357,675
250,000	3.000	05/01/2026	256,788
Springfield Public Utility RB Refunding Series 2015 (AA+/NR)
15,750,000	3.250	08/01/2027	17,108,575
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
1,100,000	5.000	04/01/2048	1,283,245
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (AA/A2)
1,000,000	5.000	10/01/2040	1,249,977
5,300,000	5.000	10/01/2045	6,523,815

			131,200,841

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	706,334

Nebraska – 0.2%
Central Plains Energy Project RB Refunding Series 2019 (AA-/Aa2)(b)(c)
12,675,000	4.000	08/01/2025	14,213,816
Douglas County Hospital Authority No. 2 RB for Nebraska Medicine Obligated Group Series 2020 A (AA-/NR)(b)(e)
2,100,000	(SIFMA Municipal Swap Index Yield + 0.50%), 0.550	08/01/2023	2,100,187
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000	4.000	01/01/2033	467,692
1,000,000	4.000	01/01/2034	1,126,728
1,000,000	4.000	01/01/2035	1,126,297
1,250,000	4.000	01/01/2036	1,407,019
1,185,000	4.000	01/01/2037	1,330,702
1,500,000	4.000	01/01/2038	1,684,246
2,000,000	4.000	01/01/2039	2,245,273

			25,701,960

Nevada – 1.2%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
225,000	3.000	06/01/2022	227,348
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
395,000	3.250	06/01/2022	400,028
200,000	3.500	06/01/2025	213,007
185,000	3.500	06/01/2026	199,161
200,000	3.500	06/01/2027	217,311
150,000	3.500	06/01/2028	163,665
170,000	3.500	06/01/2029	186,500

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR) – (continued)
$175,000	3.250%	06/01/2030	$187,245
310,000	3.250	06/01/2031	330,790
415,000	3.500	06/01/2032	444,950
470,000	3.500	06/01/2033	501,548
1,000,000	3.500	06/01/2034	1,064,254
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	418,155
730,000	2.750	06/01/2036	727,363
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
245,000	4.250	06/01/2034	272,427
285,000	4.500	06/01/2039	318,840
245,000	4.625	06/01/2043	272,951
385,000	4.625	06/01/2049	426,007
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(e)
500,000	2.500	06/15/2024	507,831
1,505,000	2.750	06/15/2028	1,555,160
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	9,017,997
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000	06/15/2030	10,932,370
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,207,608
11,180,000	5.000	06/15/2031	13,819,916
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
880,000	5.000	06/15/2027	1,082,647
880,000	5.000	06/15/2028	1,108,873
880,000	5.000	06/15/2029	1,131,611
770,000	5.000	06/15/2030	1,009,353
705,000	5.000	06/15/2031	919,112
795,000	5.000	06/15/2032	1,028,265
725,000	5.000	06/15/2033	933,980
835,000	5.000	06/15/2034	1,072,125
880,000	5.000	06/15/2035	1,124,165
835,000	4.000	06/15/2036	988,280
900,000	4.000	06/15/2037	1,062,021
855,000	4.000	06/15/2038	1,006,444
950,000	4.000	06/15/2039	1,115,398
700,000	4.000	06/15/2040	820,080
County of Clark RB Refunding for Motor Vehicle Fuel Tax Series 2020 C (AA-/Aa3)
18,215,000	5.000	07/01/2029	23,538,317
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,391,141
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (A/Aa3)
1,250,000	5.000	07/01/2026	1,478,077
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
715,000	5.000	07/01/2026	845,460

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
605,000	5.000	07/01/2035	737,043
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,685,000	5.000	07/01/2043	3,217,507
23,350,000	4.000	07/01/2049	26,010,758
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,050,000	5.000	07/01/2027	1,271,604
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
5,000,000	5.000	11/01/2026	5,802,425
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,964,631

			129,271,749

New Hampshire – 0.6%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
5,450,000	4.000	01/01/2041	5,937,976
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(b)(c)
2,695,000	2.800	10/02/2023	2,800,679
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	11,151,613
3,880,000	5.000	08/01/2033	4,816,950
4,075,000	5.000	08/01/2034	5,046,288
4,290,000	5.000	08/01/2035	5,301,634
4,505,000	5.000	08/01/2036	5,557,481
4,735,000	5.000	08/01/2037	5,828,207
4,980,000	5.000	08/01/2038	6,115,184
5,235,000	5.000	08/01/2039	6,412,462
5,505,000	5.000	08/01/2040	6,728,518

			65,696,992

New Jersey – 4.9%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	331,441
250,000	5.000	03/01/2026	294,571
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
3,925,000	4.000	07/01/2047	4,578,526
Borough of Stone Harbor GO Bonds Series 2018 (AA+/NR)
1,345,000	4.000	11/01/2026	1,523,459
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,244,435
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (BBB/NR)
470,000	4.000	06/15/2038	532,515

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (AA/A1)
$1,175,000	4.000%	08/01/2046	$1,379,346
1,450,000	4.000	08/01/2051	1,694,409
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(d)
2,560,000	0.000	11/01/2021	2,559,079
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,164,207
1,350,000	3.000	09/01/2035	1,427,165
1,350,000	3.000	09/01/2036	1,424,566
1,350,000	3.000	09/01/2037	1,421,961
1,350,000	3.000	09/01/2038	1,419,830
1,100,000	3.000	09/01/2039	1,155,083
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2032	555,062
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,000,000	5.500	06/15/2033	4,873,106
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB/Baa1)
5,805,000	5.000	06/15/2028	7,234,508
10,295,000	5.000	06/15/2029	12,936,097
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Baa3)
4,325,000	5.000	10/01/2047	4,943,886
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,537,539
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	3,069,377
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
9,340,000	5.000	06/15/2029	11,736,099
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	846,216
1,545,000	5.000	06/01/2032	1,886,096
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
22,075,000	7.425	02/15/2029	28,282,611
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
1,250,000	4.000	06/15/2046	1,432,970
1,315,000	4.000	06/15/2050	1,503,110
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,380,000	5.000	06/15/2037	6,492,814

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,252,776
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba2)
1,600,000	4.000	07/01/2042	1,678,584
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,090,000	5.000	07/01/2034	1,369,336
1,130,000	5.000	07/01/2035	1,415,571
1,095,000	5.000	07/01/2036	1,367,343
2,200,000	5.000	07/01/2037	2,739,141
1,980,000	5.000	07/01/2038	2,459,322
1,610,000	5.000	07/01/2045	1,962,287
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,283,876
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,316,995
New Jersey Health Care Facilities Financing Authority RB for RWJ Barnabas Health Obligated Group Series 2021 A (AA-/Aa3)
1,525,000	5.000	07/01/2028	1,931,557
875,000	5.000	07/01/2029	1,130,718
2,175,000	5.000	07/01/2030	2,861,864
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/Aa3)(b)(c)
10,910,000	5.000	07/01/2024	12,268,269
New Jersey Health Care Facilities Financing Authority RB Refunding for St. Joseph’s Healthcare System Obligated Group Series 2016 (BBB-/Baa3)
1,325,000	5.000	07/01/2041	1,525,913
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,095,000	5.000	01/01/2027	9,104,961
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,945,000	5.000	01/01/2032	10,197,985
7,385,000	5.000	01/01/2045	8,388,817
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(d)
24,175,000	0.000	12/15/2035	17,550,557
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(d)
10,025,000	0.000	12/15/2026	9,333,667
3,530,000	0.000	12/15/2029	3,033,396
1,325,000	0.000	12/15/2031	1,071,570
5,000,000	0.000	12/15/2036	3,464,646
1,495,000	0.000	12/15/2037	1,001,553
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
755,000	5.000	06/15/2046	857,578

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
$9,075,000	5.500%	12/15/2021	$9,169,698
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	21,971,619
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(d)
7,530,000	0.000	12/15/2027	6,877,914
18,565,000	0.000	12/15/2031	15,166,434
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB/Baa1)
1,705,000	5.250	12/15/2022	1,805,845
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(d)
25,925,000	0.000	12/15/2036	17,964,189
42,640,000	0.000	12/15/2037	28,566,033
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(d)
10,000,000	0.000	12/15/2038	6,477,325
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,390,000	4.000	12/15/2039	1,597,035
1,620,000	5.000	12/15/2039	2,015,555
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,330,000	5.000	06/15/2030	2,741,156
1,825,000	5.000	06/15/2031	2,140,242
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
2,905,000	4.000	12/15/2031	3,407,325
2,000,000	5.000	12/15/2032	2,486,055
3,345,000	5.000	12/15/2033	4,146,751
7,775,000	5.000	12/15/2034	9,619,267
2,770,000	5.000	12/15/2035	3,422,142
3,455,000	5.000	12/15/2036	4,266,400
2,410,000	4.250	12/15/2038	2,785,918
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
450,000	3.000	06/15/2050	462,020
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB/Baa1)
7,000,000	5.000	06/15/2029	8,795,792
6,155,000	5.000	06/15/2030	7,690,204
2,215,000	5.000	06/15/2031	2,758,398
3,000,000	5.000	06/15/2032	3,734,220
5,000,000	5.000	06/15/2033	6,206,286
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
3,060,000	5.000	06/15/2034	3,789,865
10,000,000	5.000	06/15/2037	12,342,152

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1) – (continued)
3,000,000	5.250	06/15/2043	3,729,838
10,000,000	4.500	06/15/2049	11,721,291
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
16,590,000	4.000	06/15/2044	18,679,897
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (BBB/Baa1)
2,000,000	5.000	12/15/2028	2,518,522
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(d)
8,320,000	0.000	12/15/2032	6,536,749
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,200,000	5.500	12/15/2022	3,401,221
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BB+/Baa1)
1,670,000	4.000	01/01/2023	1,739,511
730,000	4.000	01/01/2024	760,129
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,190,710
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,286,727
1,500,000	5.000	11/01/2030	1,916,508
1,000,000	5.000	11/01/2031	1,272,431
1,000,000	5.000	11/01/2032	1,268,684
725,000	5.000	11/01/2033	916,931
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
10,000,000	4.000	06/01/2031	12,286,833
3,215,000	4.000	06/01/2032	3,992,362
The Camden County Improvement Authority RB Refunding for Rowan University Foundation, Inc. Series 2020 A (BAM) (AA/A2)
5,025,000	5.000	07/01/2029	6,450,511
5,310,000	5.000	07/01/2031	6,908,761
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,200,000	5.000	06/01/2046	2,604,958
2,250,000	5.250	06/01/2046	2,714,586
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,343,633
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
710,000	3.200	06/01/2027	723,005
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,557,168
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(e)
6,455,000	6.750	12/01/2041	6,740,332
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (AA+/NR)
4,750,000	5.250	12/01/2031	4,787,389

			521,502,893

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(b)(c)
$2,445,000	1.875%	04/01/2033	$2,445,000
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(b)(c)
4,250,000	1.875	04/01/2033	4,250,000
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
175,000	5.000	09/01/2027	211,597
200,000	5.000	09/01/2029	251,221
450,000	5.000	09/01/2030	574,246
300,000	5.000	09/01/2031	380,981
350,000	5.000	09/01/2032	443,018

			8,556,063

New York – 9.0%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
4,065,000	1.625	11/01/2025	4,190,908
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
100,000	4.000	06/15/2026	112,850
100,000	4.000	06/15/2027	114,480
100,000	4.000	06/15/2028	115,952
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(e)
1,425,000	5.000	12/01/2041	1,633,165
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	332,163
425,000	4.000	06/15/2041	465,010
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(e)
2,465,000	4.000	06/15/2027	2,434,798
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	374,265
335,000	5.000	07/01/2026	382,952
425,000	5.000	07/01/2027	483,302
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
775,000	2.500	04/29/2022	781,605
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(e)
900,000	5.000	07/01/2040	1,090,612
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(e)
29,200,000	0.000	06/01/2060	1,581,206
Essex County Industrial Development Agency RB Refunding for International Paper Co. Series 2019 A (AMT) (BBB/Baa2)(b)(c)
500,000	2.100	10/01/2024	522,520
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(f)(e)
7,007,581	(1 Mo. LIBOR + 0.50%), 0.585	01/25/2033	7,024,772

Municipal Bonds – (continued)
New York – (continued)
Hudson Yards Infrastructure Corp. RB Refunding Series 2017 A (A+/Aa3)
3,000,000	5.000	02/15/2042	3,537,757
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,725,000	3.000	07/01/2025	1,783,702
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(b)
9,000,000	(1 Mo. LIBOR + 0.75%), 0.810	10/01/2023	9,029,345
Long Island Power Authority RB Series 2019 B (A/A2)(b)(c)
12,825,000	1.650	09/01/2024	13,190,271
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (SP-2/MIG2)
54,680,000	5.000	05/15/2022	56,246,407
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
8,305,000	4.000	02/01/2022	8,404,400
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A-/A3)(b)(c)
2,500,000	5.000	05/15/2030	3,173,608
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
625,000	5.000	11/15/2027	738,908
850,000	5.000	11/15/2028	1,001,670
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM) (AA/A3)
5,160,000	5.000	11/15/2052	6,286,657
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (AA/A2)
10,015,000	5.000	11/15/2041	12,458,139
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
4,380,000	4.000	11/15/2042	5,092,576
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
10,175,000	4.750	11/15/2045	11,931,350
3,250,000	5.000	11/15/2050	3,889,977
4,100,000	5.250	11/15/2055	4,979,414
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
4,725,000	4.000	11/15/2047	5,258,601
1,500,000	4.000	11/15/2048	1,666,763
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
1,050,000	4.000	11/15/2049	1,164,614
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
3,000,000	5.000	11/15/2028	3,702,636
3,450,000	5.000	11/15/2029	4,335,063
1,675,000	5.000	11/15/2030	2,137,729
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (BBB+/A3)
1,340,000	5.000	11/15/2027	1,609,256
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,465,000	4.000	11/15/2032	2,828,287

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (BBB+/A3)
$4,545,000	5.000%	11/01/2025	$4,766,227
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
8,725,000	5.000	11/15/2021	8,772,387
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (BBB+/A3)
8,675,000	5.000	11/15/2033	9,963,673
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
520,000	5.000	11/15/2027	624,795
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
735,000	5.000	11/15/2029	876,713
755,000	5.250	11/15/2031	905,250
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
1,075,000	5.000	11/15/2027	1,304,573
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(b)
7,510,000	(1 Mo. LIBOR + 0.55%), 0.608	11/01/2022	7,529,818
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
4,250,000	5.250	11/15/2028	5,005,213
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(b)
7,510,000	(1 Mo. LIBOR + 0.55%), 0.608	11/01/2022	7,529,810
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
2,530,000	5.000	11/15/2022	2,660,140
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
580,000	5.000	11/15/2028	694,417
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
10,600,000	5.000	09/01/2022	11,046,930
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
475,000	5.000	11/15/2025	542,235
Nassau County Interim Finance Authority RB Refunding Series 2021 A (AAA/NR)
1,890,000	5.000	11/15/2032	2,525,637
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(d)
82,790,000	0.000	06/01/2060	6,273,901
New York City GO Bonds Fiscal 2012 Series I (AA/Aa2)(h)
3,000,000	5.000	08/01/2022	3,120,679
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
4,725,000	5.000	03/01/2044	5,678,475
New York City GO Bonds Subseries 2014 I-2 (AA/Aa2)(b)(c)
13,540,000	0.090	10/01/2021	13,540,000
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(b)(c)
3,500,000	2.750	12/29/2023	3,598,059

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,345,000	2.250	10/01/2029	1,361,555
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
1,050,000	5.000	01/01/2029	1,332,440
2,870,000	5.000	01/01/2030	3,712,188
1,650,000	5.000	01/01/2031	2,173,611
880,000	4.000	01/01/2032	1,072,184
3,540,000	3.000	01/01/2039	3,801,464
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
2,290,000	3.000	03/01/2036	2,489,953
2,555,000	3.000	03/01/2040	2,739,866
1,875,000	4.000	03/01/2045	2,153,086
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
2,125,000	4.000	03/01/2045	2,394,271
New York City Transitional Finance Authority Future Tax Secured RB Series 2020 C Subseries 2020 C-1 (AAA/Aa1)
3,525,000	4.000	05/01/2045	4,066,088
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,307,729
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,379,178
17,020,000	2.640	11/01/2024	18,020,837
11,900,000	2.740	11/01/2025	12,684,217
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(b)(c)
60,965,000	0.080	10/02/2021	60,965,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,500,385
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (AA+/Aa1)
5,250,000	5.000	06/15/2046	6,301,258
New York City Water & Sewer System RB Refunding Series 2020 FF (AA+/Aa1)
5,645,000	4.000	06/15/2041	6,600,574
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (NR/A2)
705,000	5.000	11/15/2040	817,194
New York Convention Center Development Corp. RB Refunding Series 2015 (NR/A2)
3,755,000	5.000	11/15/2030	4,385,623
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
143,440,000	0.000	06/01/2060	9,174,451
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,895,860

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(e)
$12,380,000	5.000%	11/15/2044	$13,554,488
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
855,000	2.625	09/15/2069	874,272
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,070,000	2.800	09/15/2069	1,087,365
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa2)
1,435,000	5.000	02/15/2027	1,739,310
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa2)
6,235,000	5.000	02/15/2027	7,557,212
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2020 A (AA+/Aa2)
10,670,000	4.000	03/15/2044	12,413,465
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(b)(c)
9,620,000	5.000	05/01/2022	9,653,709
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(b)(c)
5,770,000	5.000	05/01/2024	6,319,073
New York State Dormitory Authority RB for State of New York Sales Tax Revenue Series 2016 A (AA+/Aa2)
1,170,000	5.000	03/15/2030	1,412,025
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
5,275,000	5.000	03/15/2026	6,312,855
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,723,423
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
100,000	3.560	07/01/2026	106,003
100,000	3.670	07/01/2027	106,538
40,000	3.760	07/01/2028	42,712
200,000	3.820	07/01/2029	212,545
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
1,070,000	5.000	07/01/2027	1,261,302
1,130,000	5.000	07/01/2028	1,354,338
1,185,000	5.000	07/01/2029	1,440,839
745,000	5.000	07/01/2030	915,629
100,000	4.000	07/01/2031	113,148
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
540,000	5.000	07/01/2032	675,142
465,000	5.000	07/01/2034	577,919
1,005,000	5.000	07/01/2035	1,246,683
440,000	5.000	07/01/2036	544,236
545,000	4.000	07/01/2040	615,092
590,000	5.000	07/01/2041	720,094
2,315,000	4.000	07/01/2045	2,588,976

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB-/Baa3)
530,000	4.000	09/01/2036	610,397
500,000	4.000	09/01/2037	574,177
575,000	4.000	09/01/2038	658,736
615,000	4.000	09/01/2039	702,809
750,000	4.000	09/01/2040	855,276
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,109,271
1,005,000	5.000	05/01/2023	1,078,762
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A-/A3)
5,300,000	4.000	07/01/2048	6,218,291
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2021 A (AA+/NR)
4,400,000	4.000	03/15/2041	5,157,904
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (AA+/Aa2)
4,350,000	3.000	03/15/2038	4,685,743
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2021 (AA+/NR)
8,175,000	4.000	03/15/2042	9,554,404
5,010,000	5.000	03/15/2049	6,291,405
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(h)
5,000	5.000	03/15/2024	5,570
New York State Dormitory Authority RB Series 2020 B (AA-/Aa2)
1,100,000	3.000	04/01/2042	1,145,257
1,550,000	3.000	04/01/2048	1,598,377
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
425,000	4.900	03/15/2023	452,632
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/Baa1)(c)
5,350,000	0.110	10/22/2021	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(b) (c) (e)
1,440,000	2.875	12/03/2029	1,540,057
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(b)(c)
750,000	2.750	09/02/2025	786,057
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa2)
5,000,000	5.000	03/15/2031	5,552,681
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (AA+/Aa2)
7,000,000	3.000	03/15/2050	7,277,001
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
16,750,000	2.860	03/15/2024	17,665,238

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
$11,875,000	2.980%	03/15/2025	$12,697,395
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
9,545,000	5.000	01/01/2023	10,061,976
2,000,000	5.000	01/01/2027	2,393,458
1,170,000	5.000	01/01/2029	1,420,835
725,000	5.000	01/01/2031	870,852
8,150,000	5.000	01/01/2033	9,760,521
5,000,000	5.000	01/01/2034	5,982,890
14,460,000	4.000	01/01/2036	16,214,375
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
2,450,000	4.000	10/01/2030	2,860,191
6,645,000	5.000	10/01/2035	8,293,258
2,250,000	5.000	10/01/2040	2,780,027
6,205,000	4.375	10/01/2045	7,185,175
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
1,225,000	2.500	10/31/2031	1,283,209
575,000	4.000	10/31/2034	674,923
4,285,000	4.000	10/31/2041	4,919,777
2,240,000	4.000	10/31/2046	2,540,233
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,611,758
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
500,000	5.000	12/01/2027	605,775
500,000	5.000	12/01/2028	616,724
500,000	5.000	12/01/2029	627,184
600,000	5.000	12/01/2036	751,738
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,150,000	5.000	12/01/2027	1,399,344
970,000	5.000	12/01/2028	1,202,379
1,105,000	5.000	12/01/2029	1,396,667
885,000	5.000	12/01/2030	1,134,921
1,060,000	5.000	12/01/2031	1,350,225
1,235,000	5.000	12/01/2032	1,566,784
1,370,000	5.000	12/01/2033	1,738,659
1,920,000	5.000	12/01/2034	2,423,428
1,680,000	5.000	12/01/2035	2,109,920
2,745,000	5.000	12/01/2036	3,449,670
2,480,000	5.000	12/01/2037	3,107,168
4,565,000	5.000	12/01/2038	5,705,200
1,650,000	4.000	12/01/2040	1,885,556
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
5,670,000	5.000	07/01/2041	6,293,062
29,910,000	5.250	01/01/2050	33,335,856

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
2,390,000	5.000	08/01/2026	2,394,848
2,250,000	5.000	08/01/2031	2,254,488
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
7,020,000	5.250	08/01/2031	8,326,130
5,675,000	5.375	08/01/2036	7,133,650
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
14,975,000	5.000	07/01/2046	16,608,991
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
420,000	4.000	12/01/2032	488,629
505,000	4.000	12/01/2033	585,634
420,000	4.000	12/01/2034	485,633
420,000	4.000	12/01/2035	484,750
525,000	4.000	12/01/2036	604,588
425,000	4.000	12/01/2037	488,046
420,000	4.000	12/01/2038	481,187
1,260,000	3.000	12/01/2039	1,326,620
840,000	3.000	12/01/2040	882,546
1,680,000	4.000	12/01/2049	1,880,249
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	364,856
4,225,000	3.000	07/01/2044	3,835,599
Onondaga County Trust for Cultural Resources RB Refunding for Syracuse University Series 2019 (AA-/Aa3)
2,900,000	5.000	12/01/2040	3,693,249
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (A+/Aa3)
10,000,000	5.000	10/15/2044	11,087,748
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (A+/Aa3)
2,910,000	5.000	11/15/2034	3,468,341
19,315,000	5.000	11/15/2041	22,747,301
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
6,335,000	4.000	07/15/2046	7,262,755
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
2,500,000	5.000	09/01/2033	3,142,081
2,000,000	5.000	09/01/2034	2,502,632
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
2,000,000	4.000	07/15/2045	2,292,738
1,500,000	4.000	07/15/2050	1,711,455
Port Authority of New York & New Jersey RB Refunding Series 205th (A+/Aa3)
5,775,000	5.250	05/15/2042	7,138,881
1,245,000	5.000	11/15/2042	1,514,203

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey RB Series Two Hundred and Fourteen (AMT) (A+/Aa3)
$5,275,000	4.000%	09/01/2043	$6,028,054
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
16,500,000	1.250	03/15/2027	16,405,625
26,335,000	1.450	03/15/2028	26,166,488
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (BBB-/NR)
3,800,000	4.000	06/01/2050	4,291,538
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
600,000	5.000	09/01/2038	758,425
820,000	5.000	09/01/2039	1,033,865
805,000	4.000	09/01/2040	939,707
Utility Debt Securitization Authority Restructuring RB Series 2017 (AAA/Aaa)
4,400,000	5.000	12/15/2041	5,410,181
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,090,363
1,000,000	5.000	11/01/2024	1,130,497
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	220,571
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
300,000	4.000	10/15/2030	344,006

			963,672,333

North Carolina – 1.0%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 C (AA-/Aa3)(b)(c)
9,700,000	5.000	12/01/2028	12,402,613
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 D (AA-/Aa3)(b)(c)
7,250,000	5.000	12/01/2031	9,736,873
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(b)(c)
375,000	2.000	10/01/2024	390,591
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(b)(c)
400,000	2.000	10/01/2024	416,631
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(b)(c)
1,750,000	2.100	10/01/2024	1,828,819
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,590,884
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(h)
38,115,000	5.000	04/01/2022	39,027,039

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
$1,310,000	5.000%	12/31/2037	$1,442,481
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
680,000	4.000	09/01/2041	784,155
325,000	4.000	09/01/2046	371,813
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	159,037
190,000	4.000	03/01/2024	202,216
235,000	4.000	03/01/2025	254,774
220,000	5.000	03/01/2026	251,410
270,000	5.000	03/01/2027	314,331
255,000	5.000	03/01/2028	301,298
250,000	4.000	03/01/2029	282,245
260,000	4.000	03/01/2030	293,431
270,000	4.000	03/01/2031	302,811
725,000	4.000	03/01/2036	802,520
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	566,719
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
5,995,000	3.000	07/01/2045	6,234,751
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (BBB-/NR)(g)
910,000	4.000	09/01/2041	1,026,234
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	619,833
1,785,000	3.000	07/01/2027	1,877,368
1,040,000	4.000	07/01/2030	1,143,478
1,080,000	5.000	07/01/2031	1,231,931
1,110,000	5.000	07/01/2032	1,263,452
1,375,000	5.000	07/01/2033	1,562,418
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
495,000	4.000	09/01/2025	506,616
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	3,166,432
1,650,000	5.000	01/01/2049	2,042,248
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,487,987
5,000,000	5.000	01/01/2044	6,080,715

			108,966,154

North Dakota – 0.1%
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (AGM) (AA/A2)
1,650,000	3.000	12/01/2039	1,722,718

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Dakota – (continued)
City of Horace GO Refunding Bonds Series 2021 (NR/Baa2)
$1,100,000	3.000%	05/01/2041	$1,122,642
2,750,000	3.000	05/01/2046	2,777,094

			5,622,454

Ohio – 1.9%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A1)
2,290,000	6.973	02/15/2024	2,621,070
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A1)
1,585,000	5.000	02/15/2028	1,972,982
1,235,000	5.000	02/15/2029	1,566,158
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,090,000	5.000	02/15/2025	7,003,666
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
440,000	5.000	06/01/2034	555,627
690,000	4.000	06/01/2037	801,579
920,000	4.000	06/01/2038	1,065,597
895,000	4.000	06/01/2039	1,033,562
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
5,070,000	3.000	06/01/2048	5,186,624
3,835,000	4.000	06/01/2048	4,264,475
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
39,750,000	5.000	06/01/2055	44,996,678
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(d)
35,885,000	0.000	06/01/2057	5,743,735
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
285,000	5.000	11/01/2021	285,635
400,000	5.000	11/01/2022	412,563
420,000	5.000	11/01/2023	444,686
City of Cleveland RB Refunding for Airport System Series 2019 A (A-/A2)
12,500,000	2.592	01/01/2026	13,105,913
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A-/A2)
805,000	5.000	01/01/2022	814,178
1,235,000	5.000	01/01/2023	1,306,579
1,365,000	5.000	01/01/2024	1,502,552
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000	4.000	09/01/2040	426,374
625,000	4.000	09/01/2045	658,755
850,000	5.000	09/01/2049	967,376
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,836,448

Municipal Bonds – (continued)
Ohio – (continued)
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,625,000	5.000	08/01/2049	6,810,881
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	14,464,422
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,378,485
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (A+/NR)
3,400,000	2.000	12/01/2031	3,417,856
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	2,071,312
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	286,186
325,000	5.000	12/01/2026	379,953
325,000	5.000	12/01/2027	386,570
425,000	5.000	12/01/2028	513,330
400,000	5.000	12/01/2029	489,438
680,000	5.000	12/01/2030	824,702
800,000	5.000	12/01/2031	964,374
660,000	5.000	12/01/2032	791,624
1,170,000	5.000	12/01/2033	1,397,052
1,200,000	5.000	12/01/2035	1,425,304
650,000	5.000	12/01/2037	767,213
1,630,000	5.000	12/01/2038	1,918,308
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
1,500,000	2.321	05/01/2027	1,567,881
1,500,000	2.447	05/01/2028	1,573,974
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,670,471
Northeast Ohio Medical University RB Refunding Series 2021 A (NR/Baa2)
250,000	4.000	12/01/2035	286,983
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(e)
700,000	4.500	01/15/2048	809,946
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BBB-/Ba1)
925,000	2.875	02/01/2026	971,815
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,305,000	2.875	02/01/2026	2,421,657
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa2)(b)(c)
2,500,000	2.400	10/01/2029	2,620,190
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa2)(b)(c)
3,500,000	2.600	10/01/2029	3,675,161

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(b)(c)
$8,000,000	2.100%	10/01/2024	$8,289,466
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BBB-/Ba1)
3,130,000	3.250	09/01/2029	3,356,314
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (NR/A3)
1,250,000	5.000	01/15/2035	1,536,935
1,645,000	5.000	01/15/2036	2,018,393
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
1,260,000	5.000	12/01/2042	1,469,339
1,250,000	5.000	12/01/2045	1,449,635
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
680,000	5.000	05/01/2027	827,012
1,535,000	5.000	05/01/2028	1,910,067
1,075,000	5.000	05/01/2029	1,365,538
2,270,000	5.000	05/01/2030	2,936,994
1,260,000	5.000	05/01/2032	1,611,406
1,045,000	5.000	05/01/2034	1,327,818
695,000	4.000	05/01/2037	810,070
1,115,000	4.000	05/01/2038	1,296,464
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(e)
925,000	5.000	12/01/2033	997,587
1,795,000	5.000	12/01/2038	1,911,284
2,725,000	5.000	12/01/2048	2,858,347
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,887,659
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(e)
390,000	3.750	12/01/2031	396,806
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(e)
4,375,000	7.000	12/01/2042	5,023,725

			201,738,759

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,250,000	5.000	06/01/2024	4,766,291
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	1,036,631
840,000	5.000	09/01/2045	1,020,685
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	4,027,181
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,645,023
5,000,000	5.250	08/15/2048	6,026,408

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (AA/NR)
640,000	1.602	01/01/2027	642,281
1,960,000	1.802	01/01/2028	1,966,630
1,500,000	1.951	01/01/2029	1,503,853
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,593,335
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(b)(c)
3,285,000	5.000	06/01/2025	3,673,285

			28,901,603

Oregon – 0.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (AA+/Aa1)
3,790,000	5.000	06/15/2026	4,563,234
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	264,627
120,000	5.250	11/15/2050	132,151
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,443,328
1,540,000	3.750	03/01/2032	1,607,110
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
500,000	5.000	08/15/2025	584,492
300,000	5.000	08/15/2026	360,899
400,000	5.000	08/15/2027	492,852
500,000	5.000	08/15/2028	629,006
500,000	5.000	08/15/2029	640,356
600,000	5.000	08/15/2030	779,505
1,775,000	5.000	08/15/2045	2,215,224
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
4,725,000	4.000	08/15/2045	5,488,753
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System & West Obligated Group Series 2019 (A/NR)(b)(c)
7,715,000	5.000	03/01/2025	8,641,622
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(b)(c)
10,000,000	5.000	03/01/2022	10,185,621
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (AA-/Aa2)
8,895,000	5.000	07/01/2047	10,666,007
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
270,000	5.000	10/01/2028	337,504
525,000	5.000	10/01/2029	668,059
225,000	5.000	10/01/2035	282,180

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Port of Portland RB for International Airport Series 2019 25-B (AMT) (A+/NR)
$2,665,000	5.000%	07/01/2032	$3,347,424
2,365,000	5.000	07/01/2033	2,961,813
1,000,000	5.000	07/01/2034	1,248,603
1,000,000	5.000	07/01/2035	1,246,234
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)(h)
2,050,000	5.000	06/15/2023	2,216,634
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
7,090,000	4.000	04/01/2029	8,102,336
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
2,355,000	5.000	05/01/2026	2,824,021
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (AA+/Aa1)
1,175,000	1.250	08/01/2027	1,208,546
860,000	1.375	08/01/2028	882,742
875,000	1.500	08/01/2029	902,006
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(e)
190,000	5.000	11/01/2034	229,743
500,000	5.000	11/01/2036	602,277
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,131,904
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
850,000	1.750	11/15/2026	851,082
1,195,000	5.000	11/15/2036	1,427,302

			83,165,197

Pennsylvania – 3.5%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A/A2)
2,325,000	4.000	01/01/2039	2,693,063
1,900,000	4.000	01/01/2040	2,195,743
Allegheny County Airport Authority RB Series 2021 B (A/A2)
1,505,000	5.000	01/01/2034	1,943,935
1,630,000	5.000	01/01/2035	2,100,585
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000	04/01/2030	4,935,473
18,400,000	4.000	04/01/2044	20,669,728
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
3,050,000	4.000	07/15/2035	3,574,787
3,180,000	4.000	07/15/2036	3,716,318
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B/B3)
1,850,000	4.875	11/01/2024	2,022,219
1,350,000	5.125	05/01/2030	1,633,133

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (NR/Baa3)(g)
$1,580,000	1.730%	05/01/2022	$1,579,993
1,525,000	1.830	05/01/2023	1,524,598
1,560,000	2.100	05/01/2024	1,558,106
150,000	5.000	05/01/2024	163,617
450,000	5.000	05/01/2025	506,057
480,000	5.000	05/01/2026	553,146
600,000	5.000	05/01/2027	706,197
600,000	5.000	05/01/2028	719,556
625,000	5.000	05/01/2029	762,280
700,000	5.000	05/01/2030	865,664
700,000	5.000	05/01/2031	877,973
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(e)
2,420,000	5.000	05/01/2027	2,855,731
1,600,000	5.000	05/01/2032	1,860,260
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(e)
400,000	5.000	05/01/2023	424,196
750,000	5.000	05/01/2028	899,005
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
325,000	5.000	07/01/2025	368,606
420,000	5.000	07/01/2026	487,962
425,000	5.000	07/01/2027	504,051
450,000	5.000	07/01/2028	543,457
475,000	5.000	07/01/2029	582,905
650,000	5.000	07/01/2030	808,846
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000	10/01/2031	112,785
390,000	5.000	10/01/2032	439,123
410,000	5.000	10/01/2033	461,253
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (BBB+/Baa2)
500,000	4.000	05/01/2036	577,390
425,000	4.000	05/01/2041	483,997
280,000	5.000	05/01/2047	342,458
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A/A2)
1,250,000	5.000	07/01/2030	1,608,808
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,164,659
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000	06/01/2039	28,251,652
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,393,221
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,603,072

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Refunding Series 2021 (A+/Aa3)
$24,250,000	1.625%	08/01/2028	$24,500,784
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(e)
2,000,000	5.875	10/15/2040	2,402,713
6,375,000	6.250	10/15/2053	7,701,746
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,645,251
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,025,000	3.950	07/01/2024	1,030,022
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	814,464
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(f)
15,800,000	(3 Mo. LIBOR + 0.77%), 0.854	05/01/2037	15,250,582
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	827,659
1,300,000	5.000	06/01/2044	1,598,776
3,325,000	4.000	06/01/2049	3,761,318
2,350,000	5.000	06/01/2049	2,873,758
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
900,000	5.000	07/01/2022	923,600
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
900,000	5.000	03/01/2040	1,021,995
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	4.000	06/01/2022	512,183
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
80,000	5.000	03/01/2024	86,936
150,000	5.000	03/01/2025	167,364
185,000	5.000	03/01/2026	210,915
150,000	5.000	03/01/2027	173,964
135,000	5.000	03/01/2028	158,599
160,000	5.000	03/01/2029	189,740
150,000	5.000	03/01/2030	179,148
285,000	5.000	03/01/2032	342,238
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	981,263
850,000	4.000	09/01/2038	979,050
850,000	4.000	09/01/2039	976,737
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
600,000	4.000	11/15/2043	689,943

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (BBB+/NR)
$400,000	4.000%	10/01/2036	$439,855
400,000	4.000	10/01/2041	436,616
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(f)
1,400,000	(SIFMA Municipal Swap Index Yield + 0.26%), 0.310	11/01/2021	1,399,901
1,600,000	(SIFMA Municipal Swap Index Yield + 0.46%), 0.510	11/01/2023	1,603,132
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,139,195
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
155,000	5.000	05/01/2022	158,645
50,000	5.000	05/01/2023	53,171
100,000	5.000	05/01/2024	109,757
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(b)(c)
6,460,000	2.800	12/01/2021	6,486,859
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	871,560
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,840,325
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)
3,000,000	4.000	07/01/2033	3,394,574
1,800,000	4.000	07/01/2041	2,014,682
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2016 (A/A2)
1,060,000	4.000	03/15/2036	1,194,071
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A/A2)
1,175,000	4.000	10/15/2039	1,397,525
1,050,000	4.000	10/15/2040	1,243,677
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	400,865
675,000	5.000	03/01/2038	829,358
500,000	5.000	03/01/2039	612,998
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(f)
1,095,000	(3 Mo. LIBOR + 0.60%), 0.697	07/01/2027	1,088,444

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
$2,500,000	4.000%	05/01/2040	$2,901,818
4,120,000	5.000	05/01/2046	5,079,389
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,710,491
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,268,470
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,000,000	2.412	12/01/2027	1,043,163
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(h)
1,720,000	5.500	12/01/2023	1,915,038
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	38,843,311
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A+/A1)
4,740,000	5.000	12/01/2043	5,816,397
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(f)
6,050,000	(SIFMA Municipal Swap Index Yield + 0.70%), 0.750	12/01/2023	6,078,318
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,358,972
4,275,000	5.000	12/01/2038	5,363,386
21,160,000	5.000	12/01/2044	26,155,417
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,246,985
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	12,086,753
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	378,267
1,000,000	5.000	06/15/2039	1,099,078
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
450,000	5.000	08/01/2030	529,280
290,000	5.000	08/01/2040	348,489
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(e)
900,000	5.000	06/15/2040	1,048,179
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
1,760,000	5.625	07/01/2042	1,815,721
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,343,276
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,078,788

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2) – (continued)
1,755,000	5.000	09/01/2035	2,222,117
1,700,000	5.000	09/01/2036	2,146,695
1,700,000	5.000	09/01/2037	2,140,903
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,526,118
425,000	4.000	09/01/2035	504,002
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
90,000	5.000	11/15/2021	90,133
450,000	5.000	11/15/2028	460,483
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,525,000	5.000	06/01/2031	3,039,430
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,278,465
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
375,000	4.000	10/01/2021	375,000
200,000	4.000	10/01/2023	206,819
750,000	4.000	10/01/2029	798,397
425,000	5.000	10/01/2039	478,888
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
4,100,000	5.000	11/01/2044	4,150,615
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (BB-/NR)(b)(c)
1,915,000	5.000	02/01/2027	2,158,875
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (BB-/NR)(b)(c)
2,800,000	5.000	02/01/2030	3,226,463
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
1,400,000	5.000	07/01/2027	1,705,028
620,000	5.000	07/01/2028	771,069
1,725,000	5.000	07/01/2029	2,185,146
440,000	5.000	07/01/2030	565,884

			381,331,082

Puerto Rico – 4.7%
Commonwealth of Puerto Rico GO Bonds Series 1998 (NR/NR)*
125,000	5.250	07/01/2018	121,094
Commonwealth of Puerto Rico GO Bonds Series 2006 B (NR/NR)*
390,000	5.250	07/01/2016	377,813
500,000	5.250	07/01/2017	484,375
Commonwealth of Puerto Rico GO Refunding Bonds Series 2009 A (NR/NR)*
2,000,000	6.000	07/01/2039	1,962,500
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
9,530,000	5.000	07/01/2041	8,338,750

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
$74,045,000	8.000%	07/01/2035	$63,863,812
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(e)
750,000	5.000	07/01/2047	902,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(e)(g)
6,895,000	5.000	07/01/2033	8,412,063
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC/WR)
1,570,000	6.125	07/01/2024	1,715,789
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/WR)
515,000	4.250	07/01/2025	530,331
1,000,000	5.000	07/01/2033	1,035,323
6,100,000	5.125	07/01/2037	6,321,120
1,060,000	5.750	07/01/2037	1,103,330
18,900,000	5.250	07/01/2042	19,602,604
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,450,000	6.000	07/01/2027	2,478,446
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250	07/01/2041	1,024,627
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/WR)
9,440,000	5.250	07/01/2038	10,258,319
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
3,425,000	5.250	07/01/2033	3,736,884
165,000	5.250	07/01/2034	178,725
5,430,000	5.250	07/01/2036	5,913,032
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500	07/01/2031	44,979
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/WR)
1,215,000	5.500	07/01/2023	1,269,695
545,000	5.500	07/01/2024	579,985
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/WR)(d)
520,000	0.000	07/01/2028	390,844
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(f)
21,915,000	(3 Mo. LIBOR + 0.52%), 0.617	07/01/2029	21,710,741
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (D/Baa2)
350,000	5.250	07/01/2029	379,257
215,000	5.250	07/01/2030	232,570
1,150,000	5.250	07/01/2032	1,245,398
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
1,000,000	5.250	07/01/2019	971,250

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
9,375,000	5.250	07/01/2040	9,199,219
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
8,215,000	6.750	07/01/2036	8,245,806
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
590,915	10.000	01/01/2021	607,904
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
590,915	10.000	07/01/2021	607,904
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
196,972	10.000	01/01/2022	204,851
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
196,972	10.000	07/01/2022	204,851
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250	07/01/2041	66,105
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250	07/01/2035	7,784,390
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
600,000	5.250	07/01/2032	664,409
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
90,000	5.500	07/01/2029	100,663
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
165,000	5.500	07/01/2031	185,540
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,165,000	5.500	07/01/2029	2,421,513
2,230,000	5.250	07/01/2034	2,415,498
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	197,475
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
295,000	5.500	07/01/2026	326,438
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/WR)
2,925,000	5.250	07/01/2030	3,187,794
2,970,000	5.250	07/01/2031	3,239,868
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
355,000	5.250	07/01/2034	384,530
23,140,000	5.250	07/01/2036	25,195,769
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,240,000	5.250	07/01/2032	1,342,864
1,760,000	5.250	07/01/2033	1,909,978

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/WR)*
$3,000,000	5.500%	07/01/2026	$1,687,500
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,331,477
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/WR)
160,000	5.500	07/01/2026	174,396
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/WR)(d)
1,750,000	0.000	07/01/2037	842,526
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/WR)(c)
3,240,000	10.000	07/01/2035	3,411,516
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
426,000	0.000	07/01/2024	406,677
16,610,000	0.000	07/01/2027	14,990,856
3,658,000	0.000	07/01/2029	3,150,418
25,338,000	0.000	07/01/2031	20,189,997
21,539,000	0.000	07/01/2033	15,966,426
12,474,000	0.000	07/01/2046	4,102,732
31,842,000	0.000	07/01/2051	7,569,105
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
80,094,000	4.329	07/01/2040	88,817,190
143,000	4.536	07/01/2053	158,137
7,274,000	4.784	07/01/2058	8,154,603
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	21,164,792
1,555,000	4.550	07/01/2040	1,747,457
14,865,000	4.750	07/01/2053	16,632,934
49,727,000	5.000	07/01/2058	56,403,347

			504,581,111

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	561,456

South Carolina – 0.4%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,549,844
1,570,000	4.000	05/01/2026	1,747,759
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,136,243
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,530,000	5.000	03/01/2031	5,506,090
1,615,000	4.000	03/01/2032	1,874,836
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,586,224

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority RB Series 2016 D (A/A2)
5,505,000	2.388	12/01/2023	5,717,497
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	918,202
South Carolina Transportation Infrastructure Bank RB Refunding Series 2003 B (NR/NR)(f)
12,325,000	(1 Mo. LIBOR + 0.45%), 0.508	10/01/2031	12,325,000
120,000	(1 Mo. LIBOR + 0.45%), 0.514	10/01/2031	120,000
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
500,000	5.000	04/15/2032	642,082
500,000	5.000	04/15/2033	640,042
500,000	5.000	04/15/2034	637,957
450,000	5.000	04/15/2035	572,789
425,000	4.000	04/15/2036	499,791
550,000	4.000	04/15/2037	644,885
525,000	4.000	04/15/2038	614,088
700,000	4.000	04/15/2039	816,716
750,000	4.000	04/15/2040	873,178

			43,423,223

South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
650,000	4.000	08/01/2041	724,214
1,200,000	4.000	08/01/2051	1,316,115
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	694,978
1,075,000	5.000	01/01/2025	1,229,315
730,000	5.000	01/01/2026	860,098
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(b)(c)
3,525,000	5.000	07/01/2024	3,912,966

			8,737,686

Tennessee – 0.7%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,392,148
500,000	4.000	08/01/2036	577,637
1,100,000	4.000	08/01/2044	1,246,956
City of Clarksville RB for Water Sewer & Gas Series 2021 A (AA/Aa2)
12,950,000	4.000	02/01/2051	15,127,747
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,435,279
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/A3)
6,020,000	5.000	07/01/2034	6,486,750
1,800,000	4.000	07/01/2040	2,038,714

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
$400,000	5.000%	07/01/2040	$471,370
3,600,000	5.000	07/01/2046	4,212,768
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
75,000	3.000	10/01/2024	77,381
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(e)
650,000	4.500	06/01/2028	712,538
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA-/Aa2)(b)(c)
11,325,000	5.000	10/01/2024	12,764,217
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (NR/A1)(b)(c)
26,225,000	4.000	09/01/2028	30,921,352

			77,464,857

Texas – 8.2%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
60,000	5.000	08/15/2022	62,053
155,000	5.000	08/15/2023	166,061
195,000	5.000	08/15/2024	215,448
180,000	5.000	08/15/2025	204,142
190,000	5.000	08/15/2026	220,593
200,000	5.000	08/15/2027	235,386
80,000	5.000	08/15/2028	93,628
80,000	4.000	08/15/2029	88,936
80,000	4.000	08/15/2030	88,536
90,000	4.000	08/15/2031	99,402
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (BB/NR)
155,000	2.950	08/15/2022	155,651
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BB+/NR)
1,355,000	5.000	01/01/2029	1,540,958
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/A3)
250,000	5.000	01/01/2040	289,114
435,000	5.000	01/01/2046	502,419
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/A3)
530,000	5.000	01/01/2026	623,482
595,000	5.000	01/01/2027	719,427
620,000	5.000	01/01/2028	767,478
650,000	5.000	01/01/2029	822,261
690,000	5.000	01/01/2030	889,979
1,010,000	5.000	01/01/2032	1,293,472
1,115,000	5.000	01/01/2034	1,413,166
585,000	5.000	01/01/2035	737,837
610,000	5.000	01/01/2036	764,266
645,000	5.000	01/01/2037	804,182
675,000	5.000	01/01/2038	839,664
1,420,000	5.000	01/01/2039	1,762,181

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority RB Series 2021 C (BBB+/Baa1)
12,945,000	5.000	01/01/2027	15,104,244
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(e)
250,000	5.750	09/01/2029	276,408
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(e)
377,000	3.250	09/15/2026	373,593
City of Arlington Special Tax for Senior Lien Series 2018 A (AGM) (AA/A1)
1,325,000	5.000	02/15/2037	1,607,382
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,158,546
2,000,000	5.000	11/15/2033	2,531,525
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,589,152
1,950,000	5.000	11/15/2023	2,139,307
4,845,000	5.000	11/15/2024	5,513,127
1,150,000	5.000	11/15/2025	1,349,762
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(e)
990,000	4.000	11/01/2023	1,011,847
1,650,000	4.500	11/01/2024	1,696,299
2,815,000	4.000	11/01/2028	2,991,983
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(e)
495,000	2.500	09/01/2025	501,206
140,000	3.125	09/01/2030	142,593
180,000	3.250	09/01/2030	185,340
355,000	4.000	09/01/2040	374,317
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(e)(g)
174,000	2.500	09/01/2026	173,918
158,000	3.000	09/01/2031	157,863
329,000	3.375	09/01/2041	327,339
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
220,000	4.200	09/01/2027	241,484
575,000	4.800	09/01/2037	627,065
650,000	5.250	09/01/2046	714,646
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(e)
75,000	4.375	09/01/2023	77,491
300,000	5.375	09/01/2038	348,618
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
151,000	4.625	09/01/2023	156,572
370,000	5.000	09/01/2028	417,094

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(e)
$190,000	3.250%	09/01/2026	$190,304
185,000	3.750	09/01/2031	185,759
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
314,000	3.375	09/15/2026	315,682
410,000	4.000	09/15/2031	415,909
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(e)
695,000	2.875	09/01/2026	688,701
398,000	3.375	09/01/2031	391,725
1,206,000	3.750	09/01/2041	1,164,852
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(e)
388,000	2.625	08/15/2025	392,220
171,000	3.375	08/15/2030	175,857
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(e)
150,000	3.125	08/15/2024	153,261
340,000	3.500	08/15/2029	362,472
1,905,000	4.000	08/15/2039	2,027,250
1,825,000	4.250	08/15/2049	1,947,786
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
150,000	4.000	08/15/2025	164,192
155,000	4.000	08/15/2026	171,935
160,000	4.000	08/15/2027	179,372
165,000	4.000	08/15/2028	186,307
170,000	4.000	08/15/2029	193,008
925,000	3.000	08/15/2034	957,713
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,166,225
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
400,000	4.125	09/01/2027	427,803
1,350,000	4.625	09/01/2037	1,483,688
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
100,000	3.250	09/01/2022	101,304
570,000	4.500	09/01/2027	624,295
1,800,000	4.500	09/01/2037	1,966,075
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	462,188
440,000	4.000	09/01/2025	486,931
460,000	4.000	09/01/2026	517,498
480,000	4.000	09/01/2027	546,438

Municipal Bonds – (continued)
Texas – (continued)
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(e)
150,000	3.250	09/01/2024	153,397
290,000	3.625	09/01/2029	310,716
785,000	4.125	09/01/2039	849,620
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
1,110,000	3.000	10/01/2025	1,131,253
645,000	3.000	10/01/2030	661,533
440,000	3.250	10/01/2033	454,226
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	17,626,694
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(h)
4,800,000	5.000	07/01/2022	4,969,553
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A/NR)(h)
23,250,000	5.000	07/01/2022	24,089,046
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
233,000	2.625	09/01/2026	232,995
206,000	3.250	09/01/2031	206,282
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	144,374
130,000	5.000	08/15/2025	148,481
150,000	5.000	08/15/2026	175,436
100,000	5.000	08/15/2027	119,427
125,000	5.000	08/15/2028	151,990
150,000	5.000	08/15/2029	185,147
200,000	5.000	08/15/2030	245,099
280,000	5.000	08/15/2032	340,129
300,000	5.000	08/15/2034	362,235
175,000	5.000	08/15/2035	210,938
250,000	5.000	08/15/2036	299,921
250,000	5.000	08/15/2037	299,123
300,000	5.000	08/15/2038	358,165
300,000	5.000	08/15/2039	357,347
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(e)
525,000	2.500	09/01/2026	520,197
634,000	3.000	09/01/2031	623,824
1,537,000	3.375	09/01/2041	1,495,587
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(e)
390,000	2.625	09/15/2026	389,997
230,000	3.125	09/15/2031	228,634
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(e)
600,000	3.875	09/01/2024	619,617
1,180,000	4.750	09/01/2044	1,295,873
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(e)
210,000	2.625	09/01/2025	210,691
505,000	3.125	09/01/2030	507,202

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(e)
$425,000	4.250%	09/01/2029	$458,163
1,000,000	4.875	09/01/2044	1,106,826
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
620,000	2.750	09/01/2025	629,063
430,000	3.125	09/01/2030	443,584
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (AA/NR)
2,055,000	3.000	09/15/2036	2,137,903
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(e)
125,000	3.500	09/15/2024	129,007
250,000	3.750	09/15/2029	271,103
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(e)
155,000	4.375	09/15/2029	168,464
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,480,794
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(e)
470,000	2.500	09/01/2025	475,098
330,000	3.125	09/01/2030	338,326
845,000	4.000	09/01/2040	896,345
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
210,000	2.500	09/15/2026	208,933
210,000	3.125	09/15/2026	208,759
250,000	3.125	09/15/2031	248,095
310,000	3.750	09/15/2031	307,959
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(e)
210,000	3.750	09/15/2025	217,740
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
350,000	3.375	09/01/2026	346,866
350,000	3.875	09/01/2031	344,611
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(e)
150,000	3.500	09/15/2024	154,733
280,000	3.750	09/15/2029	304,161
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(e)
205,000	2.625	09/15/2026	203,961
240,000	3.125	09/15/2031	238,171

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(e)
200,000	5.000	09/15/2024	207,375
400,000	5.250	09/15/2029	439,882
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(e)
405,000	4.250	09/15/2024	419,520
375,000	5.125	09/15/2024	388,586
795,000	4.500	09/15/2029	873,760
775,000	5.375	09/15/2029	853,110
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(e)
410,000	3.500	09/15/2031	412,854
1,000,000	3.875	09/15/2041	1,003,676
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(e)
262,000	4.500	09/01/2025	271,873
130,000	4.875	09/01/2025	135,165
465,000	4.875	09/01/2030	501,831
265,000	5.250	09/01/2030	287,253
475,000	5.250	09/01/2040	515,060
310,000	5.625	09/01/2040	336,535
815,000	4.125	09/01/2049	880,895
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(e)
325,000	2.500	09/01/2025	327,906
455,000	3.250	09/01/2030	468,498
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(e)
75,000	3.125	09/01/2024	76,882
140,000	3.500	09/01/2029	150,102
360,000	4.000	09/01/2039	393,656
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(e)
360,000	2.375	09/01/2026	356,696
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(e)
250,000	4.000	09/01/2028	268,763
1,585,000	4.500	09/01/2048	1,675,986
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
2,875,000	4.375	09/15/2051	2,900,357
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
1,969,000	4.000	09/15/2051	2,031,002
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(e)
96,000	3.500	09/01/2024	98,749
321,000	3.750	09/01/2029	345,925
852,000	4.250	09/01/2039	924,702
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(e)
180,000	3.375	09/01/2030	187,203

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$215,000	4.000%	09/01/2024	$222,780
415,000	4.250	09/01/2029	456,653
655,000	4.875	09/01/2039	736,948
1,000,000	5.000	09/01/2049	1,116,709
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
299,000	3.375	09/01/2041	295,996
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(e)
185,000	3.750	09/01/2024	190,021
365,000	4.000	09/01/2029	390,689
580,000	5.000	09/01/2029	627,521
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(e)
305,000	3.250	09/01/2030	320,356
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(e)(g)
313,000	2.375	09/01/2026	312,568
469,000	3.250	09/01/2041	466,946
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(e)
250,000	2.625	09/15/2026	247,704
355,000	3.125	09/15/2031	349,913
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(e)
535,000	2.625	09/15/2025	540,898
405,000	3.375	09/15/2030	416,480
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(e)
225,000	3.625	09/15/2030	235,436
210,000	4.375	09/15/2030	218,548
500,000	4.125	09/15/2040	526,832
400,000	4.875	09/15/2040	422,292
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(e)
180,000	3.750	09/15/2024	186,010
370,000	4.125	09/15/2029	406,487
1,050,000	4.625	09/15/2039	1,145,259
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(e)
575,000	2.500	09/15/2025	581,358
305,000	3.250	09/15/2030	312,718
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (A+/Aa2)(b)(c)
30,610,000	1.750	12/01/2024	31,890,713
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (A+/Aa2)(b)(c)
2,800,000	2.750	12/01/2022	2,878,764
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (A+/Aa2)(b)(c)
26,495,000	1.750	12/01/2024	27,740,069

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA-/Aa1)
1,505,000	4.000	02/01/2028	1,796,071
2,000,000	4.000	02/01/2029	2,424,119
2,000,000	4.000	02/01/2030	2,452,747
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
355,000	4.375	09/01/2025	362,673
500,000	4.875	09/01/2030	529,685
635,000	5.375	09/01/2040	684,223
Clifton Higher Education Finance Corp. RB for IDEA Public Schools Series 2019 (PSF-GTD) (AAA/NR)
2,900,000	4.000	08/15/2030	3,488,481
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
445,000	5.000	04/01/2025	514,306
400,000	5.000	04/01/2026	476,696
550,000	5.000	04/01/2027	672,841
635,000	5.000	04/01/2028	795,499
465,000	5.000	04/01/2029	595,071
365,000	5.000	04/01/2030	475,995
700,000	4.000	04/01/2031	845,659
575,000	4.000	04/01/2035	678,721
1,345,000	4.000	04/01/2037	1,572,603
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	5,063,906
3,875,000	4.000	08/15/2037	4,483,154
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,267,578
2,095,000	5.000	02/01/2026	2,490,202
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (BBB-/NR)
475,000	2.500	10/01/2031	470,271
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (BB-/NR)
325,000	3.500	10/01/2031	321,919
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (NR/A2)
75,000	5.000	10/01/2028	93,127
90,000	5.000	10/01/2029	113,670
95,000	5.000	10/01/2030	122,019
75,000	5.000	10/01/2031	97,544
75,000	5.000	10/01/2032	96,885
145,000	5.000	10/01/2033	186,310
160,000	5.000	10/01/2034	204,824
175,000	5.000	10/01/2035	223,417
175,000	5.000	10/01/2036	222,908
450,000	4.000	10/01/2041	516,611
650,000	4.000	10/01/2046	730,984
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(e)
350,000	2.500	09/15/2025	353,910
350,000	3.250	09/15/2030	359,064

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(e)
$335,000	3.500%	09/01/2026	$335,092
395,000	4.125	09/01/2031	396,333
Dallas Area Rapid Transit RB Refunding Series 2016 A (AA+/Aa2)
8,325,000	5.000	12/01/2048	9,672,758
Dallas Independent School District GO Refunding Bonds Series 2021 A (PSF-GTD) (AAA/Aaa)
21,650,000	5.000	02/15/2028	27,177,215
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A/A1)(h)
21,430,000	5.000	11/01/2021	21,506,904
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A/NR)
1,700,000	5.000	11/01/2022	1,786,422
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A/NR)
2,500,000	5.250	11/01/2030	2,738,775
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(b)(c)
4,000,000	2.000	08/01/2024	4,177,818
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(e)
125,000	3.750	08/15/2024	126,844
235,000	4.000	08/15/2029	241,155
775,000	4.500	08/15/2035	800,375
575,000	5.000	08/15/2044	598,675
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125	08/15/2036	1,138,848
950,000	3.250	08/15/2041	904,377
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(e)
395,000	5.000	09/01/2027	424,327
225,000	5.000	09/01/2032	236,486
330,000	5.125	09/01/2037	343,117
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000	5.000	10/01/2037	22,501,221
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
2,950,000	0.000	10/01/2046	3,376,219
4,075,000	0.000	10/01/2047	4,669,170
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
400,000	4.000	09/01/2026	447,978
470,000	5.000	09/01/2027	557,121
500,000	5.000	09/01/2028	599,406
745,000	5.000	09/01/2029	904,876
465,000	4.000	09/01/2031	530,398
415,000	4.000	09/01/2033	468,738
650,000	4.000	09/01/2034	731,651
580,000	4.000	09/01/2036	651,132

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(b)(c)
8,000,000	5.000	12/01/2024	9,116,277
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (A/NR)(b)
7,050,000	(1 Mo. LIBOR + 0.65%), 0.710	07/01/2024	7,075,802
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000	12/01/2024	5,375,423
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(b)(c)
6,500,000	5.000	12/01/2026	7,868,723
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(f)
6,770,000	(SIFMA Municipal Swap Index Yield + 0.95%), 1.000	06/01/2023	6,824,071
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
1,400,000	5.000	05/15/2030	1,753,296
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(f)
19,920,000	(3 Mo. LIBOR + 0.67%), 0.754	08/15/2035	19,686,307
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(e)
745,000	4.000	09/01/2029	791,675
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	101,102
100,000	3.500	09/01/2025	109,284
100,000	3.500	09/01/2026	110,384
105,000	3.500	09/01/2027	116,141
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
3,295,000	5.000	07/15/2028	3,906,965
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (B-/NR)
830,000	5.000	07/01/2027	972,145
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
2,480,000	5.000	07/15/2027	2,906,623
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
4,250,000	5.000	07/15/2027	4,965,362
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
360,000	5.000	07/01/2031	449,428
325,000	5.000	07/01/2032	405,321

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
$2,000,000	5.000%	07/01/2029	$2,514,616
2,175,000	5.000	07/01/2030	2,720,509
2,185,000	5.000	07/01/2031	2,727,781
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (BBB-/NR)
440,000	3.375	10/01/2037	440,130
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,904,832
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(e)
1,315,000	5.000	09/01/2038	1,465,805
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	147,335
150,000	2.000	09/01/2025	152,160
150,000	2.000	09/01/2026	151,200
150,000	2.000	09/01/2027	149,916
155,000	2.000	09/01/2028	153,084
160,000	2.000	09/01/2029	156,355
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(h)
33,515,000	0.000	08/15/2024	11,845,808
Love Field Airport Modernization Corp. RB Refunding Series 2021 (AMT) (A-/NR)
3,615,000	5.000	11/01/2026	4,352,200
2,620,000	5.000	11/01/2027	3,225,449
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,540,980
1,520,000	5.000	05/15/2031	1,927,578
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxon Capital Ventures, Inc. Series 2012 (AA-/Aa2)(b)(c)
13,215,000	0.060	10/01/2021	13,215,000
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (AAA/Aaa)
1,250,000	4.000	02/15/2040	1,441,865
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa2)
6,350,000	2.600	11/01/2029	6,791,858
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (AA/NR)
2,500,000	3.000	09/01/2043	2,649,270
1,500,000	3.000	09/01/2048	1,576,646
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(e)
5,575,000	4.625	10/01/2031	5,862,989

Municipal Bonds – (continued)
Texas – (continued)
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	851,494
405,000	5.375	02/15/2035	449,523
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,550,016
710,000	5.000	09/15/2033	801,974
750,000	5.000	09/15/2034	845,768
790,000	5.000	09/15/2035	890,095
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (AA/A2)
250,000	5.000	04/01/2046	273,461
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)
1,500,000	4.000	11/01/2049	1,685,697
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (BB+/NR)(g)
675,000	2.000	01/01/2026	669,555
1,200,000	4.000	01/01/2031	1,320,069
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BBB-/NR)(e)
335,000	4.000	08/15/2029	380,428
610,000	5.000	08/15/2039	701,294
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (NR/WR)(h)
765,000	5.000	04/01/2027	937,290
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(h)
1,000,000	5.000	04/01/2024	1,113,140
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (NR/WR)(h)
645,000	4.000	04/01/2022	656,942
320,000	4.000	04/01/2023	337,609
275,000	4.000	04/01/2024	299,305
365,000	4.000	04/01/2025	408,490
375,000	4.000	04/01/2026	429,625
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(h)
250,000	5.000	04/01/2025	289,363
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (WD/NR)(a)(h)
1,000,000	0.000	09/01/2031	1,392,082
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
1,725,000	4.000	01/01/2040	2,028,292
1,725,000	4.000	01/01/2041	2,022,572

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
$1,300,000	5.000%	01/01/2037	$1,555,441
2,750,000	5.000	01/01/2038	3,365,207
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,384,434
1,500,000	5.000	01/01/2048	1,776,094
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	556,393
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)(h)
6,000,000	6.500	01/01/2025	7,164,679
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(b)(c)
3,280,000	1.500	08/15/2024	3,374,195
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(e)
750,000	1.875	01/01/2026	747,409
550,000	2.000	01/01/2027	547,547
575,000	2.125	01/01/2028	572,157
800,000	2.250	01/01/2029	795,216
850,000	2.500	01/01/2030	844,338
800,000	2.625	01/01/2031	794,456
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(e)
3,470,000	3.625	01/01/2035	3,584,134
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(e)
3,690,000	6.000	01/01/2025	3,824,753
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(e)
13,100,000	4.100	01/01/2028	12,873,159
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,595,662
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(e)
175,000	3.250	09/15/2024	178,757
355,000	3.625	09/15/2029	378,579
1,250,000	4.125	09/15/2039	1,338,138
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
285,000	5.000	09/01/2027	341,195
335,000	5.000	09/01/2029	412,387
395,000	4.000	09/01/2032	454,538
395,000	4.000	09/01/2034	450,051
615,000	4.000	09/01/2036	697,795
1,040,000	2.625	09/01/2038	1,039,099
1,230,000	2.750	09/01/2039	1,237,187
1,200,000	2.750	09/01/2040	1,204,246

Municipal Bonds – (continued)
Texas – (continued)
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,390,078
5,905,000	5.000	08/01/2026	7,083,604
4,590,000	5.000	08/01/2027	5,641,474
5,010,000	5.000	08/01/2028	6,293,670
6,835,000	5.000	08/01/2029	8,641,441
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,730,000	5.000	05/15/2022	2,790,674
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	16,745,741
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(f)
5,015,000	(3 Mo. LIBOR + 0.70%), 0.778	12/15/2026	5,035,881
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,250,000	6.250	12/15/2026	4,940,185
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(f)
2,515,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.600	09/15/2027	2,537,806
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
2,510,000	5.000	12/15/2031	3,325,848
9,295,000	5.000	12/15/2032	12,437,201
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A-/A2)(f)
75,000,000	(3 Mo. LIBOR + 0.69%), 0.767	09/15/2027	75,467,797
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
7,200,000	5.000	12/31/2030	9,141,616
10,000,000	5.000	12/31/2031	12,655,362
3,040,000	5.000	12/31/2032	3,832,921
4,000,000	5.000	12/31/2033	5,030,874
5,000,000	5.000	12/31/2034	6,266,831
4,000,000	5.000	12/31/2035	5,004,039
4,030,000	5.000	12/31/2036	5,028,099
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
9,840,000	5.000	12/31/2055	10,914,755
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
7,215,000	5.000	06/30/2058	8,622,441
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (BBB/NR)
875,000	5.000	05/01/2028	1,070,169
1,600,000	5.000	05/01/2029	1,993,155

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
$1,380,000	5.000%	08/15/2042	$1,542,589
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2018 A (AAA/NR)
5,125,000	4.000	10/15/2034	5,999,819
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2018 B (AAA/NR)
8,825,000	4.000	10/15/2036	10,428,490
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2019 A (AAA/NR)
3,525,000	4.000	10/15/2036	4,225,222
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(e)
95,000	4.750	09/01/2023	98,643
360,000	5.250	09/01/2028	408,742
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(e)
265,000	4.500	09/01/2027	284,359
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(d)
500,000	0.000	08/15/2026	469,799
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,996,295
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,083,670
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (NR/Baa2)
655,000	5.000	09/01/2031	845,883
320,000	4.000	09/01/2033	377,949
950,000	3.000	09/01/2034	1,010,043
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
315,000	2.375	12/01/2025	317,501
308,000	2.875	12/01/2030	311,920
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
261,000	4.000	12/01/2023	268,085
520,000	4.250	12/01/2029	541,080
1,159,000	4.625	12/01/2035	1,203,753
1,604,000	5.000	12/01/2045	1,667,427

			882,368,157

Utah – 1.1%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(e)
1,675,000	3.250	03/01/2031	1,656,465
1,875,000	3.500	03/01/2036	1,846,055
1,900,000	3.750	03/01/2041	1,902,438

Municipal Bonds – (continued)
Utah – (continued)
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,679,849
2,175,000	5.000	06/15/2023	2,351,799
2,355,000	5.000	06/15/2024	2,651,111
2,400,000	5.000	06/15/2025	2,800,248
2,750,000	5.000	06/15/2027	3,403,994
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(e)
3,875,000	5.250	02/01/2040	3,972,921
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A/A2)
18,635,000	5.000	07/01/2037	22,630,627
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
2,650,000	5.000	07/01/2047	3,143,811
Salt Lake City RB for International Airport Series 2018 A (AMT) (A/A2)
5,000,000	5.000	07/01/2029	6,216,569
5,500,000	5.000	07/01/2030	6,790,957
4,110,000	5.000	07/01/2048	4,938,324
12,850,000	5.250	07/01/2048	15,642,774
Salt Lake City RB for International Airport Series 2021 A (AMT) (A/A2)
4,750,000	4.000	07/01/2040	5,525,378
18,435,000	4.000	07/01/2041	21,381,197
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	833,958
625,000	5.000	04/15/2044	736,969
1,150,000	5.000	04/15/2049	1,348,520
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,405,369

			114,859,333

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	832,939
585,000	5.000	05/01/2026	667,957

			1,500,896

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
1,410,000	5.000	10/01/2029	1,413,275
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	693,192
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (WD/NR)
4,700,000	5.000	10/01/2039	4,572,241
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(e)
5,000,000	5.000	10/01/2034	5,449,126

			12,127,834

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – 1.9%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
$19,500,000	5.000%	11/01/2023	$21,334,355
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,700,000	1.900	06/01/2023	1,744,159
City of Newport News GO Refunding Bonds Series 2021 (AA+/Aa1)
1,910,000	3.000	02/01/2027	2,131,001
1,910,000	3.000	02/01/2028	2,153,247
1,900,000	3.000	02/01/2029	2,160,358
1,895,000	3.000	02/01/2030	2,167,422
1,885,000	3.000	02/01/2031	2,170,371
1,875,000	4.000	02/01/2032	2,373,374
1,890,000	4.000	02/01/2033	2,427,649
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,079,426
County of Fairfax Sewer RB Refunding Series 2021 B (AAA/Aaa)
3,195,000	4.000	07/15/2040	3,849,767
3,370,000	4.000	07/15/2041	4,048,576
3,545,000	4.000	07/15/2042	4,245,611
County of Fairfax Sewer RB Series 2021 A (AAA/Aaa)
18,500,000	4.000	07/15/2051	21,856,695
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,347,706
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(e)
2,500,000	3.750	03/01/2036	2,686,627
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
3,000,000	5.000	01/01/2040	3,680,651
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(b)(c)
1,000,000	1.900	06/01/2023	1,025,976
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(b)(c)
1,850,000	1.800	04/01/2022	1,863,749
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(b)(c)
2,250,000	1.700	10/01/2022	2,277,752
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
305,000	5.000	04/01/2026	355,525
305,000	5.000	04/01/2027	363,894
350,000	5.000	04/01/2028	426,162
405,000	5.000	04/01/2029	502,175
305,000	5.000	04/01/2030	384,290
650,000	5.000	04/01/2031	814,668
265,000	5.000	04/01/2032	330,903

Municipal Bonds – (continued)
Virginia – (continued)
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR) – (continued)
570,000	5.000	04/01/2033	709,519
345,000	5.000	04/01/2034	427,753
775,000	5.000	04/01/2035	958,555
375,000	5.000	04/01/2036	462,181
905,000	5.000	04/01/2037	1,112,221
410,000	4.000	04/01/2039	464,648
265,000	4.000	04/01/2040	299,465
Spotsylvania County Economic Development Authority RB Refunding for County of Spotsylvania Series 2021 (AA+/NR)
2,960,000	5.000	06/01/2026	3,555,315
3,185,000	5.000	06/01/2027	3,936,564
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,135,000	6.706	06/01/2046	9,538,759
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
122,865,000	0.000	06/01/2047	30,154,757
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(d)
13,500,000	0.000	06/01/2047	2,947,180
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
275,000	5.000	06/01/2028	337,270
325,000	5.000	06/01/2029	405,436
300,000	5.000	06/01/2030	379,743
275,000	5.000	06/01/2031	353,155
850,000	4.000	06/01/2036	984,988
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
760,000	4.000	05/15/2037	776,716
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,345,000	1.400	12/01/2023	4,346,700
Virginia Housing Development Authority RB Series 2019 E (AA+/Aa1)
5,000,000	3.100	12/01/2045	5,225,283
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(h)
4,750,000	5.000	07/01/2025	5,518,272
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	3,069,672
4,950,000	5.000	12/31/2049	5,879,994
2,835,000	5.000	12/31/2056	3,350,766
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
17,500,000	5.000	01/01/2040	17,688,513
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
1,535,000	5.000	01/01/2044	1,551,106
355,000	5.000	07/01/2049	358,637
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB-/NR)
750,000	5.500	01/01/2042	776,233

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(b)(c)(e)
$300,000	5.000%	07/01/2038	$315,268
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(b)(c)
3,200,000	1.900	06/01/2023	3,283,123

			206,969,881

Washington – 1.9%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	5,826,400
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,883,718
6,715,000	4.000	01/01/2034	7,788,283
11,655,000	4.000	01/01/2043	13,231,255
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,583,568
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,560,602
City of Seattle RB Refunding for Municipal Light & Power Series 2021 A (AA/Aa2)
10,295,000	4.000	07/01/2036	12,548,128
10,500,000	4.000	07/01/2037	12,734,563
7,735,000	4.000	07/01/2039	9,313,748
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
3,710,000	5.000	04/01/2030	3,932,297
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,377,234
Port of Seattle RB for Intermediate Lien Series 2018 A (AMT) (A+/A1)
5,000,000	5.000	05/01/2043	5,828,791
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A+/A1)
5,000,000	5.000	08/01/2038	6,387,568
10,000,000	5.000	08/01/2039	12,739,750
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	16,681,149
University of Washington RB Refunding Series 2012 A (AA+/Aaa)(h)
2,500,000	5.000	07/01/2022	2,590,220
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,224,773
1,715,000	5.000	08/01/2037	2,123,951
1,715,000	5.000	08/01/2038	2,119,309

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,300,000	5.000	08/01/2035	1,623,132
2,930,000	5.000	08/01/2036	3,643,233
1,000,000	5.000	08/01/2039	1,232,921
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(b)(c)
5,400,000	5.000	08/01/2024	5,948,607
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(b)(c)
1,265,000	5.000	08/01/2025	1,441,510
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(b)(c)
4,310,000	5.000	08/01/2026	5,055,216
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (AA-/Aa3)(b)(c)(g)
13,200,000	4.000	10/01/2030	16,079,873
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,000,000	4.000	05/01/2045	1,138,225
Washington State Convention Center Public Facilities District RB Series 2018 (BBB-/Baa1)
320,000	5.000	07/01/2029	393,209
6,825,000	5.000	07/01/2048	8,224,537
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(e)
745,000	5.000	01/01/2034	852,347
1,400,000	5.000	01/01/2039	1,586,761
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(d)
6,855,000	0.000	06/01/2028	6,324,599

			206,019,477

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
770,000	3.000	03/01/2035	767,719
2,165,000	3.000	03/01/2037	2,139,003
2,175,000	3.250	03/01/2041	2,156,152
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	7,795,768
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	10,870,025
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(b)(c)
1,575,000	5.000	07/01/2025	1,710,137

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
$770,000	5.000%	01/01/2033	$946,084
910,000	5.000	01/01/2034	1,114,938
1,095,000	5.000	01/01/2035	1,338,283
2,330,000	5.000	01/01/2036	2,837,858
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,932,283
2,645,000	5.000	09/01/2030	3,325,318
2,100,000	5.000	09/01/2031	2,625,056
1,700,000	5.000	09/01/2032	2,114,460
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
10,125,000	1.549	10/01/2025	10,300,936

			52,974,020

Wisconsin – 1.0%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
1,000,000	4.300	11/01/2030	1,113,965
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (A-/NR)
2,000,000	5.000	11/15/2041	2,429,227
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (BBB/NR)
265,000	5.000	07/01/2035	337,291
310,000	5.000	07/01/2036	393,244
265,000	5.000	07/01/2037	335,129
310,000	5.000	07/01/2038	391,052
310,000	5.000	07/01/2039	390,024
285,000	5.000	07/01/2040	357,769
310,000	5.000	07/01/2041	388,086
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
220,000	4.000	07/01/2026	251,636
220,000	4.000	07/01/2027	256,250
220,000	4.000	07/01/2028	260,349
220,000	4.000	07/01/2029	258,559
265,000	4.000	07/01/2030	308,691
355,000	4.000	07/01/2031	410,747
420,000	4.000	07/01/2032	482,840
175,000	4.000	07/01/2033	200,645
130,000	4.000	07/01/2034	148,646
155,000	4.000	07/01/2035	176,928
220,000	4.000	07/01/2036	250,467
220,000	4.000	07/01/2037	249,868
265,000	4.000	07/01/2038	300,388
265,000	4.000	07/01/2039	299,771
265,000	4.000	07/01/2040	298,535
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(e)
885,000	5.000	12/01/2035	1,011,871
1,950,000	5.000	12/01/2045	2,183,449

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (BBB-/NR)
875,000	4.000	07/01/2041	969,386
1,000,000	4.000	07/01/2051	1,092,961
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(e)
470,000	4.000	06/15/2030	517,832
815,000	5.000	06/15/2040	930,219
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(e)
1,650,000	4.000	03/01/2030	1,800,405
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(e)
24,345	5.500	12/01/2048	12,172
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(e)
51,733	7.250	12/01/2048	25,866
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(e)
6,950,000	5.625	06/01/2050	6,928,071
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(e)
7,575,000	6.500	06/01/2045	7,257,782
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	592,946
Public Finance Authority RB for Providence St. Joseph Health Obligated Group Series 2021 (AA-/Aa3)(b) (c) (g)
4,400,000	4.000	10/01/2030	5,304,816
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp Series 2021 B (BB+/NR)(e)
2,470,000	6.000	07/01/2031	2,517,298
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(e)
325,000	3.000	04/01/2025	335,307
500,000	5.000	04/01/2030	601,089
510,000	5.000	04/01/2040	605,717
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(e)
1,180,000	4.500	01/01/2035	1,295,175
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
790,000	5.000	01/01/2026	928,979
635,000	5.000	01/01/2028	784,317
750,000	5.000	01/01/2029	944,018
1,000,000	5.000	01/01/2030	1,280,825
1,400,000	5.000	01/01/2032	1,772,988
950,000	5.000	01/01/2033	1,199,461
900,000	5.000	01/01/2036	1,125,250
500,000	5.000	01/01/2037	623,397
1,400,000	5.000	01/01/2039	1,734,945
500,000	5.000	01/01/2040	617,507
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(e)
370,000	5.000	06/01/2029	411,297
710,000	5.000	06/01/2039	773,334

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
$1,000,000	4.000%	01/01/2030	$1,134,150
8,955,000	4.000	01/01/2046	9,823,279
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(e)
545,000	4.000	09/01/2029	571,739
770,000	5.000	09/01/2039	836,009
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (AA/NR)
5,000,000	3.090	06/01/2050	4,886,319
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp Series 2021 A (BB+/NR)(e)
5,900,000	4.500	07/01/2048	6,614,504
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(e)
2,770,000	6.125	10/01/2049	3,044,046
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,175,707
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	493,424
570,000	5.000	11/15/2049	659,653
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,173,635
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(d)
9,810,000	0.000	12/15/2027	7,685,341
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
350,000	4.000	03/15/2030	395,041
345,000	4.000	03/15/2040	388,806
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,185,000	3.000	02/01/2042	1,211,478
390,000	4.000	02/01/2045	436,804
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
225,000	4.000	09/15/2022	232,410
250,000	4.000	09/15/2023	266,631
365,000	4.000	09/15/2024	388,694

			103,886,457

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
22,700,000	3.625	07/15/2039	24,175,071

TOTAL MUNICIPAL BONDS
(Cost $9,797,437,363)			$10,392,901,942

Corporate Bonds – 0.3%
Consumer Services – 0.1%
Howard University Series 2020
$1,250,000	2.516%	10/01/2025	$1,275,073
1,840,000	2.657	10/01/2026	1,892,254
1,500,000	2.757	10/01/2027	1,561,234
1,545,000	2.845	10/01/2028	1,578,509
YMCA of Greater New York
4,300,000	2.303	08/01/2026	4,314,784

			10,621,854

Health Care Equipment & Services – 0.1%
CommonSpirit Health
470,000	4.350	11/01/2042	539,407
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,802,493
Tower Health Series 2020
1,360,000	4.451	02/01/2050	1,216,309

			7,558,209

Real Estate(i) – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
5,825,000	9.750	12/01/2039	6,108,678
Benloch Ranch Improvement Association No. 1 Series 2021(e)
3,380,000	9.750	12/01/2039	3,544,606

			9,653,284

TOTAL CORPORATE BONDS
(Cost $26,210,108)			$27,833,347

U.S. Treasury Obligation – 0.4%
U.S. Treasury Notes
$50,000,000	0.375%	12/31/2025	$49,000,000
(Cost $49,869,308)

TOTAL INVESTMENTS – 97.3%
(Cost $9,873,516,779)			$10,469,735,289

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			288,179,827

NET ASSETS – 100.0%			$10,757,915,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(g)	When-issued security.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GARB	—General Airport Revenue Bond
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FD	—School Bond Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,761)	12/21/2021	$(401,509,797)	$5,989,460
U.S. Treasury Ultra Bond	(1,054)	12/21/2021	(201,939,812)	5,084,819

Total Futures Contracts				$11,074,279

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.183%	Bank of America NA	03/20/2023	USD 1,000	$12,403	$(7,273)	$19,676

California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.183	JPMorgan Chase Bank NA	03/20/2023	1,000	12,402	(7,274)	19,676

TOTAL						$24,805	$(14,547)	$39,352

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.4%
Alabama – 1.6%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$5,881,961
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,948,810
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B/B3)
19,250,000	5.750	10/01/2049	22,831,347
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
2,625,000	5.000	10/01/2030	3,006,339
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
2,205,000	5.500	10/01/2053	2,448,891
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
5,750,000	0.000	10/01/2038	5,919,758
6,000,000	0.000	10/01/2042	6,160,404
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,512,616
19,850,000	7.000	10/01/2051	23,129,480
81,815,000	6.500	10/01/2053	94,528,053
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (NR/A1)(c)(d)
12,300,000	4.000	12/01/2031	14,899,804

			191,267,463

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (BBB+/NR)
3,050,000	4.000	06/01/2050	3,528,154
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(e)
20,350,000	0.000	06/01/2066	4,435,077

			7,963,231

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(a)
2,085,000	3.720	09/01/2027	2,100,932
American Samoa Economic Development Authority RB Series 2021 A (NR/Ba3)(a)
1,400,000	5.000	09/01/2038	1,713,550

			3,814,482

Arizona – 1.6%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,571,246
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(f)
63,640,000	(3 Mo. LIBOR + 0.81%), 0.907	01/01/2037	63,088,375

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
665,000	4.000	07/01/2047	733,864
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,650,847
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2020 A (A/NR)
1,975,000	4.000	11/01/2045	2,231,180
2,350,000	4.000	11/01/2050	2,633,877
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (CCC+/NR)
1,000,000	5.000	01/01/2043	1,037,610
5,250,000	4.500	01/01/2049	5,236,164
3,300,000	5.000	01/01/2054	3,424,111
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (CCC+/NR)
275,000	5.000	01/01/2037	268,978
200,000	5.000	01/01/2038	195,799
650,000	5.000	01/01/2043	628,686
3,450,000	5.000	01/01/2049	3,265,944
1,100,000	5.125	01/01/2054	1,055,005
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (BBB-/NR)
985,000	4.000	07/01/2051	1,042,376
3,750,000	4.000	07/01/2061	3,951,328
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (BBB-/NR)
1,100,000	4.000	07/01/2051	1,208,598
3,750,000	4.000	07/01/2061	4,086,855
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa3)
1,000,000	5.000	05/01/2038	1,058,393
2,780,000	5.000	05/01/2043	2,913,656
3,450,000	5.000	05/01/2048	3,590,843
2,000,000	5.000	05/01/2051	2,075,574
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(a)
475,000	4.000	12/15/2041	516,839
650,000	4.000	12/15/2051	697,392
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (NR/Ba1)(a)
470,000	4.000	07/15/2051	510,198
445,000	4.000	07/15/2056	479,504
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (BB+/NR)(a)
10,845,000	5.000	07/15/2053	12,272,950
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,625,000	3.000	07/01/2049	1,679,127

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
$1,085,000	4.000%	07/01/2044	$1,231,015
3,540,000	5.000	07/01/2044	4,333,159
2,710,000	3.250	07/01/2049	2,803,197
1,625,000	5.000	07/01/2049	1,977,755
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,261,900
1,325,000	6.250	12/01/2046	1,337,615
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	652,235
600,000	4.100	07/01/2034	632,862
1,894,000	4.750	07/01/2043	1,998,168
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
6,600,000	5.000	05/15/2056	7,429,141
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(a)
3,100,000	6.000	08/01/2028	2,170,000
16,130,000	6.250	08/01/2040	11,291,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
580,000	4.000	02/15/2051	640,851
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(a)
700,000	5.000	07/01/2050	812,831
1,340,000	5.000	07/01/2054	1,542,843
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
1,885,000	5.250	10/01/2040	2,096,949
1,885,000	5.500	10/01/2051	2,099,553
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,794,668
1,650,000	5.000	07/01/2054	1,969,027
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	265,613
950,000	5.750	05/01/2050	1,009,865
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,486,231
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,536,874
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,699,431
1,900,000	5.000	12/01/2054	2,120,400

Municipal Bonds – (continued)
Arizona – (continued)
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	1,007,697
1,000,000	5.000	07/01/2042	1,175,882

			190,482,081

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	8,775,796
5,370,000	3.200	12/01/2049	5,697,400
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
675,000	4.250	07/01/2041	732,534
775,000	3.500	07/01/2046	761,399
1,150,000	4.000	07/01/2052	1,213,006
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	5,156,003

			22,336,138

California – 10.9%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(e)
1,600,000	0.000	08/01/2026	1,532,374
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,465,630
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
4,995,000	0.000	08/01/2037	3,567,348
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(e)
1,850,000	0.000	08/01/2036	1,253,366
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	549,682
1,000,000	5.000	05/01/2043	1,182,031
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (AA-/A1)
2,350,000	3.000	04/01/2054	2,451,494
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	3,028,162
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(e)
1,055,000	0.000	08/01/2025	1,015,289
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
2,755,000	5.250	05/01/2048	3,189,960
2,850,000	5.250	05/01/2053	3,290,653

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(a)
$6,450,000	4.000%	02/01/2056	$7,035,296
California Community Housing Agency Fountains at Emerald Park RB Series 2021 A-1 (NR/NR)(a)
9,400,000	3.000	08/01/2056	9,359,226
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(e)
12,620,000	0.000	06/01/2055	3,327,325
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,593,196
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
900,000	5.000	06/01/2049	1,095,465
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(e)
7,375,000	0.000	06/01/2055	1,847,316
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
875,000	4.000	06/01/2049	1,013,828
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
620,000	5.000	06/01/2049	757,947
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(e)
32,690,000	0.000	06/01/2055	6,544,613
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(e)
145,220,000	0.000	06/01/2055	18,005,131
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (NR/Baa3)
565,000	5.000	08/01/2050	686,700
775,000	5.000	08/01/2055	935,055
425,000	5.000	08/01/2057	510,899
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (BB+/NR)(a)
625,000	4.000	06/01/2051	690,853
595,000	4.000	06/01/2061	651,872
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,800,169
4,000,000	5.000	02/01/2047	4,777,016
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,753,941
California Health Facilities Financing Authority RB Refunding for CommonSpirit Health Obligated Group Series 2020 A (BBB+/Baa1)
14,220,000	4.000	04/01/2049	16,188,782

Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	1,126,515
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,674,864
950,000	5.000	05/15/2052	1,134,191
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,144,792
17,675,000	5.000	02/01/2047	20,938,015
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
7,605,000	5.000	12/31/2043	9,112,690
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	1,271,580
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
1,510,000	4.000	07/01/2051	1,697,379
1,035,000	4.000	07/01/2055	1,158,696
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	304,220
250,000	5.000	10/01/2036	303,096
300,000	5.000	10/01/2037	363,056
300,000	5.000	10/01/2038	362,556
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,255,773
1,740,000	5.000	10/01/2054	1,997,697
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
10,375,000	5.000	12/31/2037	12,510,458
2,300,000	5.000	12/31/2038	2,771,322
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(a)
8,900,000	4.000	11/01/2023	8,897,083
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
7,045,000	6.750	12/01/2028	7,335,629
45,930,000	7.500	12/01/2040	48,439,505
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(a)
15,850,000	5.000	11/21/2045	18,817,069
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,669,060
1,030,000	5.000	06/15/2055	1,113,545
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BBB-/NR)(a)
3,300,000	5.000	10/01/2050	3,853,046

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(a)
$1,450,000	4.000%	10/01/2046	$1,601,150
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(a)
1,700,000	5.000	07/01/2050	1,926,888
1,000,000	5.000	07/01/2058	1,127,771
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (NR/NR)(a)
600,000	5.000	06/01/2051	667,645
1,220,000	5.000	06/01/2061	1,343,673
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(a)
820,000	5.000	07/01/2045	936,589
1,240,000	5.000	07/01/2055	1,404,044
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(a)
600,000	4.000	06/01/2041	642,114
700,000	4.000	06/01/2051	738,849
1,220,000	4.000	06/01/2061	1,274,368
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (BB+/NR)(a)
2,420,000	5.000	07/01/2059	2,710,313
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (BB+/NR)(a)
975,000	4.000	07/01/2045	975,786
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
20,000,000	3.000	11/01/2050	21,202,094
California State Various Purpose GO Bonds Series 2021 (AA-/Aa2)
25,000,000	1.700	02/01/2028	25,168,935
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,075,000	5.000	09/01/2030	1,211,455
1,150,000	5.000	09/01/2037	1,281,885
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	3,145,463
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000	09/01/2051	3,596,806
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	960,090
685,000	5.000	09/02/2049	824,474
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,779,801
575,000	5.000	09/02/2043	678,650
1,785,000	5.000	09/02/2048	2,092,485

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,608,889
895,000	5.000	09/02/2044	1,059,155
945,000	5.000	09/02/2048	1,112,829
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,130,332
1,080,000	5.000	09/02/2044	1,272,982
1,570,000	5.000	09/02/2049	1,839,873
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	453,913
475,000	5.000	06/01/2039	568,253
1,340,000	5.000	06/01/2051	1,575,193
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,029,904
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(a)
950,000	5.250	12/01/2043	1,108,901
9,000,000	5.500	12/01/2058	10,530,297
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (BBB+/NR)
500,000	5.000	08/01/2038	591,582
3,000,000	4.000	08/01/2045	3,091,072
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (B/NR)(a)
2,350,000	5.250	07/01/2039	2,556,819
3,125,000	5.250	07/01/2049	3,346,142
1,450,000	5.250	07/01/2052	1,549,641
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
860,000	3.000	11/01/2022	871,137
935,000	5.000	11/01/2032	1,114,148
1,875,000	5.000	11/01/2041	2,190,567
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,875,000	5.000	08/15/2038	3,343,247
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,411,557
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
7,460,000	5.500	12/01/2054	8,452,918
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,370,981
945,000	5.000	09/02/2050	1,125,712

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
$2,220,000	5.000%	09/02/2038	$2,613,156
2,500,000	5.000	09/02/2048	2,904,631
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
2,000,000	4.000	09/02/2041	2,244,939
2,000,000	4.000	09/02/2051	2,205,916
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
7,250,000	5.000	05/15/2042	8,606,806
5,750,000	5.000	05/15/2047	6,778,655
5,640,000	5.000	05/15/2050	6,639,041
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (WD/NR)(e)
35,600,000	0.000	06/01/2046	6,667,709
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(e)
7,000,000	0.000	09/01/2033	5,332,356
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	197,352
195,000	3.000	09/01/2038	201,936
205,000	3.000	09/01/2039	211,779
210,000	3.000	09/01/2040	216,500
715,000	3.125	09/01/2044	738,220
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
1,250,000	4.000	09/01/2050	1,391,114
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2046	1,031,931
1,175,000	4.000	09/01/2051	1,307,695
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(a)
1,500,000	4.000	09/01/2051	1,693,922
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	963,818
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	589,843
1,500,000	4.000	09/01/2045	1,696,496
3,000,000	4.000	09/01/2050	3,374,293
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (NR/NR)(g)
750,000	6.500	12/01/2021	757,449
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
740,000	4.000	09/01/2051	823,570
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	3,382,382

Municipal Bonds – (continued)
California – (continued)
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
425,000	4.000	09/01/2046	479,804
500,000	4.000	09/01/2051	562,579
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,323,490
City of Oakland GO Bonds Series 2020 B-1 (AA/Aa1)
4,750,000	3.000	01/15/2050	4,965,140
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	1,060,052
City of Oroville RB for Oroville Hospital Series 2019 (B+/NR)
1,900,000	5.250	04/01/2034	2,165,149
3,565,000	5.250	04/01/2039	3,996,530
14,580,000	5.250	04/01/2049	16,033,524
13,840,000	5.250	04/01/2054	15,106,792
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
640,000	3.000	09/01/2031	648,293
450,000	4.000	09/01/2041	481,903
550,000	4.000	09/01/2051	580,738
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,200,000	4.000	09/02/2037	1,345,660
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	623,700
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	573,021
700,000	5.000	09/01/2049	799,523
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	364,674
375,000	4.000	09/01/2040	418,189
425,000	4.000	09/01/2045	470,302
950,000	4.000	09/01/2050	1,048,881
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	525,632
640,000	4.000	09/01/2050	706,614
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	1,257,049
1,400,000	4.000	09/01/2050	1,560,526
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	314,250
700,000	5.000	09/01/2037	781,013
1,745,000	5.000	09/01/2047	1,930,971
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2046	564,131
650,000	4.000	09/01/2051	731,354

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
$1,100,000	4.000%	09/01/2045	$1,217,363
1,500,000	4.000	09/01/2050	1,655,722
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	469,083
535,000	5.000	09/01/2049	617,560
CMFA Special Finance Agency VII The Breakwater Apartments RB Series 2021 A-1 (NR/NR)(a)
5,500,000	3.000	08/01/2056	5,159,780
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,385,175
200,000	4.000	09/01/2045	217,407
1,420,000	5.000	09/01/2049	1,599,543
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
1,985,000	4.000	09/01/2040	2,208,927
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	706,100
1,875,000	4.000	09/01/2050	2,057,273
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(e)
1,305,000	0.000	08/01/2027	1,203,967
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,680,684
6,680,000	5.000	09/01/2047	7,726,586
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	470,434
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(e)
5,400,000	0.000	08/01/2032	4,279,750
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (ASSURED GTY) (AA/WR)(e)
4,180,000	0.000	04/01/2029	3,731,716
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa2)(e)
3,460,000	0.000	10/01/2032	2,805,584
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(e)
12,000,000	0.000	01/15/2035	8,957,555
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	40,920,162
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
1,000,000	0.000	01/15/2032	1,187,065

Municipal Bonds – (continued)
California – (continued)
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (A-/Baa2)
$34,250,000	4.000%	01/15/2046	$39,066,612
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(e)
77,260,000	0.000	06/01/2047	17,554,878
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
147,670,000	0.000	06/01/2047	32,751,714
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
2,130,000	5.000	06/01/2045	2,421,229
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,148,218
5,400,000	5.250	06/01/2047	5,561,347
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,597,609
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	28,570,630
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	251,550
470,000	4.000	09/01/2051	524,974
705,000	4.000	09/01/2056	785,547
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(a)
1,825,000	4.000	06/01/2046	2,080,816
1,250,000	4.000	06/01/2051	1,422,302
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(e)
100,945,000	0.000	06/01/2036	38,849,148
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(e)
51,235,000	0.000	06/01/2047	9,332,886
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(e)
260,660,000	0.000	06/01/2057	22,417,229
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,353,268
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,940,349
1,925,000	5.000	03/01/2057	2,242,618

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
$2,750,000	6.000%	09/01/2043	$2,957,786
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,977
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa2)(e)
49,925,000	0.000	08/01/2050	22,223,899
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,631,856
1,500,000	7.000	09/01/2031	1,506,469
875,000	7.250	09/01/2038	878,914
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
3,760,000	0.000	08/01/2035	2,795,097
Moreno Valley Unified School District GO Bonds Series 2014 C (BAM) (AA/Aa3)
950,000	3.000	08/01/2050	1,008,725
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	23,257,341
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,132,302
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,795,000	6.125	11/01/2029	12,151,672
21,765,000	6.500	11/01/2039	34,087,274
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
7,000,000	0.000	08/01/2030	7,862,309
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(e)
860,000	0.000	08/01/2025	829,206
1,105,000	0.000	08/01/2026	1,045,671
5,550,000	0.000	08/01/2030	4,723,776
7,855,000	0.000	08/01/2032	6,326,302
7,000,000	0.000	08/01/2034	5,314,358
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,285,920
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	301,214
200,000	5.000	08/15/2028	246,100
2,900,000	5.000	08/15/2047	3,412,442
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	1,159,199
940,000	4.000	08/15/2050	1,056,748
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(d)
7,800,000	4.000	08/01/2023	8,973,278

Municipal Bonds – (continued)
California – (continued)
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	14,044,737
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	15,011,640
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(e)
1,840,000	0.000	08/01/2025	1,781,562
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa2)(e)
1,300,000	0.000	08/01/2040	833,543
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	552,842
650,000	4.000	09/01/2031	716,599
900,000	3.000	09/01/2032	940,451
820,000	3.000	09/01/2033	855,089
750,000	3.000	09/01/2034	779,768
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	460,101
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(e)
6,200,000	0.000	08/01/2036	4,149,604
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,096,959
880,000	5.250	09/01/2034	925,576
6,815,000	5.500	09/01/2045	7,152,130
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
610,000	4.000	09/01/2046	648,304
1,400,000	4.000	09/01/2051	1,485,578
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	23,613,048
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(e)
2,220,000	0.000	10/01/2033	1,725,596
2,220,000	0.000	10/01/2035	1,625,419
1,840,000	0.000	10/01/2037	1,262,678
5,100,000	0.000	10/01/2038	3,388,184
8,425,000	0.000	10/01/2039	5,411,479
13,395,000	0.000	10/01/2040	8,317,569
7,275,000	0.000	10/01/2041	4,357,123
6,360,000	0.000	10/01/2042	3,676,326
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,225,000
1,950,000	6.750	10/01/2030	1,950,000

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A/NR)
$2,000,000	5.750%	06/01/2048	$2,141,379
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	440,125
835,000	4.000	09/01/2050	928,280
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	921,496
1,865,000	5.000	09/01/2033	2,207,448
2,250,000	5.000	09/01/2035	2,650,634
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,147,216
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(f)
3,920,000	(3 Mo. LIBOR + 0.55%), 0.630	06/01/2034	3,901,452
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(e)
1,420,000	0.000	08/01/2025	1,365,511
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A-/NR)
1,000,000	4.000	07/01/2044	1,126,202
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(e)
10,000,000	0.000	07/01/2030	8,916,660
3,005,000	0.000	07/01/2031	2,610,841
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A/A1)
9,970,000	5.000	05/01/2049	12,067,782
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
1,450,000	4.000	05/01/2050	1,630,803
950,000	5.000	05/01/2050	1,148,392
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
1,370,000	4.000	08/01/2032	1,587,096
1,560,000	4.000	08/01/2033	1,801,071
1,680,000	4.000	08/01/2034	1,932,993
1,810,000	4.000	08/01/2035	2,078,349
1,945,000	4.000	08/01/2036	2,226,329
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,405,411
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(e)
1,580,000	0.000	08/01/2024	1,559,386
1,595,000	0.000	08/01/2025	1,555,565
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,058,506

Municipal Bonds – (continued)
California – (continued)
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,064,927
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2042	2,015,948
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)
2,580,000	4.000	08/01/2044	3,017,832
6,575,000	4.000	08/01/2050	7,619,243
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)
8,580,000	4.000	08/01/2050	9,942,677
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (WD/NR)(e)
88,700,000	0.000	06/01/2056	10,337,400
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,182,520
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	5,131,279
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(e)
16,700,000	0.000	06/01/2060	4,135,645
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,865,716
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,615,000	5.000	06/01/2048	4,394,141
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(e)
9,510,000	0.000	06/01/2054	1,863,027
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
995,000	5.000	10/01/2045	1,234,017
1,045,000	5.000	10/01/2049	1,291,169
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,815,000	2.400	10/01/2049	1,832,663
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	841,837
1,000,000	5.000	09/01/2045	1,115,795

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (NR/NR)(g)
$1,500,000	6.875%	12/01/2021	$1,515,788
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(c)(d)
15,000,000	0.070	10/01/2021	15,000,000
University of California RB Refunding Series 2021 Q (AA-/Aa3)
7,050,000	3.000	05/15/2051	7,446,672
Washington Unified School District GO Bonds Series 2020 A (AGM) (AA/Aa2)
3,950,000	3.000	08/01/2045	4,220,332
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,577,191
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(e)
8,360,000	0.000	08/01/2034	6,584,919
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(b)
19,135,000	0.000	08/01/2042	19,210,486

			1,277,292,072

Colorado – 4.9%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,663,067
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
611,000	5.000	12/01/2037	641,649
613,000	5.125	12/01/2047	642,250
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,617,665
2,610,000	5.000	12/01/2050	2,826,159
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	4,137,740
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(a)
4,000,000	4.875	12/01/2051	3,897,755
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750	12/01/2051	4,793,867
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	3,540,365
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	6,191,142
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,605,204
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,452,334

Municipal Bonds – (continued)
Colorado – (continued)
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,288,603
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	695,347
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,642,479
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,421,874
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,708,004
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,063,310
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,399,249
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
3,000,000	3.750	12/01/2040	2,830,965
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,835,373
4,000,000	6.125	12/01/2047	4,194,647
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,097,323
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,473,595
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	869,540
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,784,100
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	520,041
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
780,000	4.375	12/01/2032	817,351
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	631,499
1,000,000	5.000	12/01/2050	1,085,817
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (NR/Baa3)
475,000	4.000	05/01/2051	518,676
550,000	4.000	05/01/2061	594,386

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (NR/Ba2)(a)
$900,000	5.000%	02/01/2051	$987,734
1,335,000	5.000	02/01/2061	1,457,170
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(a)
6,000,000	5.000	10/01/2049	6,594,892
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
2,750,000	5.000	11/01/2054	2,901,003
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)(g)
3,500,000	5.000	12/01/2022	3,694,268
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)(g)
3,000,000	5.750	12/01/2023	3,352,855
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
2,650,000	4.000	09/01/2050	3,028,518
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(g)
3,000,000	5.625	06/01/2023	3,266,675
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)(h)
950,000	4.000	01/01/2042	1,041,104
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,570,000	4.000	08/01/2039	1,799,342
4,315,000	4.000	08/01/2044	4,891,469
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
7,170,000	5.000	08/01/2044	8,728,484
2,135,000	3.250	08/01/2049	2,244,495
4,620,000	4.000	08/01/2049	5,181,745
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (WD/NR)(g)
4,410,000	5.000	06/01/2027	5,405,235
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,395,832
8,790,000	5.000	11/01/2039	11,071,381
4,790,000	5.000	11/01/2044	5,950,722
2,300,000	5.000	11/01/2049	2,840,438
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,091,342
965,000	5.000	12/31/2051	1,089,688
2,980,000	5.000	12/31/2056	3,359,946

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,165,292
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,917,706
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,542,408
1,750,000	5.000	12/01/2043	1,873,172
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)(g)
500,000	5.000	12/01/2022	541,173
700,000	5.125	12/01/2022	758,652
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)(g)
506,000	7.625	12/15/2022	563,599
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,132,503
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	859,633
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,051,485
2,100,000	5.250	12/01/2047	2,204,225
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	4,119,564
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
4,165,000	5.500	12/01/2039	4,624,248
10,900,000	5.750	12/01/2049	12,098,157
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,467,178
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
17,970,000	5.000	10/01/2032	19,013,079
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(a)
5,555,000	5.000	12/01/2028	6,807,139
7,200,000	5.000	12/01/2034	8,624,904
4,800,000	4.000	12/01/2035	5,407,849
4,800,000	4.000	12/01/2036	5,398,445
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,597,549
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,261,000	8.000	08/01/2047	1,304,253
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
665,000	5.000	12/01/2030	777,125
2,500,000	5.000	12/01/2032	2,905,180
1,235,000	5.000	12/01/2033	1,431,490

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
$425,000	5.000%	12/01/2032	$523,518
1,825,000	4.000	12/01/2038	2,071,014
1,690,000	5.000	12/01/2048	2,009,110
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,360,514
1,900,000	4.000	12/01/2039	2,176,126
950,000	4.000	12/01/2040	1,085,825
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,765,000	5.000	06/01/2049	4,018,125
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(e)
3,000,000	0.000	09/01/2039	1,438,262
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(e)
15,000,000	0.000	09/01/2028	13,655,749
4,100,000	0.000	09/01/2034	3,161,674
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
20,000,000	0.000	09/01/2040	12,703,240
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000	12/01/2051	1,665,086
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,580,000	5.000	08/01/2049	1,716,390
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	556,056
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
1,045,000	5.000	12/01/2049	1,110,536
Flying Horse Metropolitan District No. 2 GO Refunding Bonds Series 2020 A (AGM) (AA/A2)
2,185,000	4.000	12/01/2050	2,532,456
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(g)
1,000,000	5.000	12/01/2021	1,037,649
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,832,762
Greenways Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)
1,080,000	4.625	12/01/2051	1,061,769
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	702,814
925,000	5.000	12/01/2049	992,121
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(a)
1,140,000	4.625	12/01/2045	1,110,082
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/A2)
3,930,000	4.000	12/01/2047	4,383,035

Municipal Bonds – (continued)
Colorado – (continued)
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	607,343
Horizon Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)(a)
1,187,000	4.500	12/01/2051	1,196,256
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,090,858
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)(a)
1,225,000	4.250	12/01/2051	1,190,518
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (NR/Ba2)
580,000	4.125	12/01/2040	614,544
900,000	4.375	12/01/2047	954,133
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	2,140,556
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
7,800,000	0.000	12/01/2050	6,886,735
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,497,557
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	716,185
Lanterns Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
2,830,000	4.500	12/01/2050	2,749,883
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,296,957
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,291,926
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	4,610,007
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	566,234
750,000	5.125	12/01/2050	812,950
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,868,725
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,514,221
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	1,054,916
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	3,156,039

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
$520,000	5.000%	12/01/2041	$564,867
570,000	5.000	12/01/2051	614,407
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,347,914
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,462,295
5,380,000	5.750	12/01/2047	5,688,082
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	378,802
320,000	4.000	12/01/2033	364,601
190,000	4.000	12/01/2034	214,938
550,000	4.000	12/01/2036	615,337
215,000	4.000	12/01/2038	238,473
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
1,742,000	4.375	12/01/2031	1,798,142
1,706,000	5.000	12/01/2046	1,761,443
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,877,258
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,605,912
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,326,318
3,335,000	5.250	12/01/2050	3,622,587
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	2,000,553
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
550,000	4.300	12/01/2050	566,277
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,150,000	5.000	12/01/2051	1,254,439
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,300,887
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,022,574
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	855,881
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,145,796
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	3,252,940

Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
890,000	4.125	12/15/2036	958,219
725,000	4.875	12/15/2044	780,970
Pronghorn Valley Metropolitan District GO Bonds Series 2021 A (NR/NR)
515,000	3.750	12/01/2041	512,814
650,000	4.000	12/01/2051	644,342
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,397,083
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(a)
5,400,000	4.750	12/01/2045	6,104,823
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(a)(e)
150,000	0.000	12/01/2025	130,378
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	10,650,671
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)(h)
6,000,000	4.000	12/01/2051	6,060,167
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
425,000	5.000	07/15/2028	527,101
675,000	5.000	01/15/2029	845,469
375,000	5.000	07/15/2029	473,785
470,000	5.000	01/15/2030	599,440
330,000	5.000	07/15/2030	424,359
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,250,000	3.625	12/01/2044	2,184,594
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	1,102,362
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,231,555
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	532,168
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	1,144,474
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,730,574
5,695,000	5.000	12/01/2049	6,117,580
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	589,188
1,000,000	5.125	12/01/2043	1,066,385
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	667,178
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,089,931
1,625,000	5.125	12/01/2050	1,768,883

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
$749,000	4.500%	12/01/2031	$773,414
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,549,779
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,603,244
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
375,000	4.000	12/01/2039	428,893
750,000	4.000	12/01/2044	848,110
2,210,000	3.000	12/01/2049	2,257,668
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,304,922
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	539,920
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,699,258
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/A3)
650,000	5.000	12/01/2039	766,333
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,403,248
18,750,000	5.000	12/01/2047	19,712,265
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	754,300
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,767,221
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,145,811
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,688,211
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,234,420
1,750,000	5.000	12/01/2049	1,952,736
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,901,884
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	942,716
2,400,000	5.375	12/01/2047	2,562,582

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
805,000	5.000	12/01/2050	990,464
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
1,205,000	3.250	12/15/2050	1,297,895
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,653,850
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	629,615
1,020,000	5.000	12/01/2050	1,098,844
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(g)
1,725,000	9.500	12/01/2021	1,783,466
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,634,934
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(b)
1,000,000	0.000	12/01/2050	841,815
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	4,233,979
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(g)
873,000	5.000	12/01/2022	918,457
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,523,836
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,051,809
2,500,000	5.000	12/01/2047	2,620,601
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	1,069,443
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	191,954
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,711,868
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,073,440
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	12,112,777
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(b)
9,400,000	0.000	12/01/2051	7,040,755
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,697,385

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(a)
$2,184,000	5.125%	12/01/2050	$2,116,529
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,970,006

			568,078,051

Connecticut – 0.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,111,008
500,000	5.500	08/01/2035	616,618
420,000	5.500	08/01/2036	516,996
400,000	5.500	08/01/2037	491,799
410,000	5.500	08/01/2038	503,422
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(a)
1,150,000	5.000	01/01/2045	1,277,781
1,650,000	5.000	01/01/2055	1,822,788
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(c)(d)
26,545,000	0.030	10/01/2021	26,545,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
1,015,000	4.000	07/01/2039	1,125,626
3,500,000	4.000	07/01/2044	3,829,515
3,500,000	4.000	07/01/2049	3,812,436
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(a)
20,200,000	7.000	02/01/2045	21,271,436
State of Connecticut GO Bonds Series 2018 C (A+/Aa3)
450,000	5.000	06/15/2032	561,224
State of Connecticut GO Unlimited Bonds Series 2019 A (A+/Aa3)
500,000	4.000	04/15/2037	586,422
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(h)
1,125,000	4.000	04/01/2051	1,145,228
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	543,081

			65,760,380

Delaware – 0.2%
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,348,909
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,831,831
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	956,149
795,000	5.000	08/01/2054	886,758

Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
1,900,000	5.000	09/01/2050	2,295,154
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
5,327,000	4.000	07/01/2035	5,713,459

			21,032,260

District of Columbia – 0.9%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,503,615
1,140,000	5.000	07/01/2054	1,340,061
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
655,000	4.000	07/01/2044	729,768
1,300,000	4.000	07/01/2049	1,438,049
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(a)
445,000	5.000	06/01/2051	516,021
600,000	5.000	06/01/2061	691,291
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	31,636,480
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	48,916,933
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
815,000	4.000	10/01/2044	919,641
1,075,000	5.000	10/01/2047	1,302,310
1,610,000	4.000	10/01/2049	1,804,604
2,955,000	4.000	10/01/2053	3,291,776
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
7,065,000	3.000	10/01/2050	7,385,482
3,570,000	4.000	10/01/2053	4,065,849

			105,541,880

Florida – 12.7%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	4,140,149
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
630,000	5.000	05/01/2039	698,133
1,025,000	5.100	05/01/2049	1,133,271
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,642,304
5,755,000	4.000	05/01/2051	6,021,563

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$500,000	3.750%	05/01/2029	$534,106
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,715,000	3.500	05/01/2031	1,822,407
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
3,970,000	3.500	05/01/2032	4,400,013
6,700,000	3.700	05/01/2036	7,412,156
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
740,000	4.625	05/01/2028	790,071
1,805,000	5.000	05/01/2036	1,991,056
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
1,435,000	6.900	05/01/2025	1,480,558
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,440,000	6.900	05/01/2036	3,518,389
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
900,000	6.900	05/01/2036	916,219
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
510,000	4.000	11/01/2040	536,413
3,215,000	4.000	11/01/2050	3,344,844
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	2,052,864
3,080,000	5.200	05/01/2049	3,419,190
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(a)
270,000	2.750	05/01/2031	265,964
515,000	3.125	05/01/2041	503,893
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(a)
500,000	3.200	05/01/2041	487,881
1,025,000	4.000	05/01/2052	1,055,421
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(a)
775,000	3.200	05/01/2041	756,216
700,000	4.000	05/01/2051	720,775
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	708,012
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	866,322

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	251,795
475,000	4.000	05/01/2051	497,403
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,840,000	6.000	05/01/2048	2,180,956
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	633,683
475,000	4.000	05/01/2051	500,468
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	605,108
880,000	4.000	05/01/2051	916,941
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	982,290
1,630,000	4.625	06/01/2049	1,759,326
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
550,000	4.000	05/01/2051	577,793
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	1,051,172
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	409,707
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
110,000	4.250	11/01/2021	110,191
915,000	4.750	11/01/2026	996,870
700,000	5.000	11/01/2031	760,309
6,015,000	5.250	11/01/2046	6,542,389
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	1,048,907
750,000	5.125	11/01/2049	848,005
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,885,000	3.200	05/01/2041	1,852,673
1,880,000	4.000	05/01/2052	1,952,771
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
265,000	4.500	11/01/2025	278,307
960,000	5.000	11/01/2036	1,086,817
1,060,000	5.000	11/01/2048	1,185,449
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(a)
705,000	3.500	05/01/2041	715,064
775,000	4.000	05/01/2051	804,359

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
$1,840,000	4.250%	05/01/2029	$2,032,436
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	968,173
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
920,000	3.750	05/01/2031	1,021,542
1,060,000	4.000	05/01/2037	1,152,120
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
1,610,000	4.250	05/01/2031	1,831,301
2,810,000	4.250	05/01/2037	3,142,177
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
1,635,000	6.375	11/01/2049	1,801,607
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
535,000	6.000	11/01/2027	611,068
490,000	3.750	11/01/2031	511,933
2,980,000	6.500	11/01/2043	3,769,220
1,495,000	4.125	11/01/2046	1,553,048
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	1,109,210
1,630,000	4.000	05/01/2051	1,696,270
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	929,278
1,000,000	6.500	11/01/2043	1,262,081
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,329,208
1,000,000	4.000	12/15/2050	1,044,595
Bent Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
1,000,000	4.000	06/15/2051	1,034,943
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	1,274,336
1,500,000	4.000	05/01/2051	1,553,121
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
500,000	4.100	05/01/2026	536,614
1,755,000	4.700	05/01/2036	1,879,137
3,200,000	4.875	05/01/2047	3,423,544
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	339,980
950,000	4.000	06/15/2050	991,010

Municipal Bonds – (continued)
Florida – (continued)
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	972,920
2,650,000	4.500	06/15/2049	2,868,424
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	1,182,059
1,360,000	4.000	05/01/2051	1,411,521
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	586,312
1,590,000	4.000	05/01/2050	1,658,005
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,690,000	5.750	05/01/2035	7,592,272
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	975,656
1,300,000	4.000	05/01/2052	1,342,836
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
310,000	3.875	11/01/2023	315,111
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,057,244
1,350,000	4.000	12/15/2049	1,407,755
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
31,390,000	5.875	07/01/2054	25,739,800
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
58,380,000	5.250	12/01/2058	67,270,171
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (NR/Ba2)(a)
595,000	4.000	07/01/2056	634,033
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(a)
900,000	5.000	06/01/2056	1,003,538
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(a)
1,155,000	5.000	12/15/2049	1,342,440
1,075,000	5.000	12/15/2054	1,244,358
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
275,000	5.000	08/01/2040	330,222
750,000	5.000	08/01/2055	883,154
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
525,000	5.250	12/01/2043	612,335
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
220,000	4.000	05/01/2024	227,120
500,000	5.125	05/01/2038	558,187
1,000,000	5.250	05/01/2049	1,115,593

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
$850,000	4.000%	05/01/2051	$882,201
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	398,759
500,000	4.500	12/15/2032	542,088
975,000	4.700	12/15/2037	1,058,087
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
210,000	3.750	11/01/2021	210,557
215,000	3.875	11/01/2022	219,159
25,000	4.000	11/01/2023	25,526
1,705,000	4.500	11/01/2031	1,738,646
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
675,000	3.750	05/01/2040	705,783
750,000	4.000	05/01/2050	781,506
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	818,816
1,165,000	4.000	05/01/2051	1,207,215
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(a)
730,000	3.375	05/01/2041	725,843
1,055,000	4.000	05/01/2052	1,089,763
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,788,471
3,010,000	4.000	05/01/2051	3,134,418
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,614,040
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
900,000	5.500	10/01/2036	978,452
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,400,000	5.000	10/01/2049	5,918,944
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,947,865
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
2,000,000	4.000	11/01/2045	2,261,726
5,000,000	5.000	11/01/2050	6,029,089
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
1,495,000	4.000	07/01/2045	1,700,176
1,740,000	5.000	07/01/2050	2,137,350
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BB+/NR)
480,000	5.000	01/01/2037	539,910
1,725,000	5.000	01/01/2047	1,920,966
1,615,000	5.000	01/01/2052	1,795,013

Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
25,620,000	0.000	05/01/2046	27,940,421
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,350,000	5.000	05/01/2026	2,636,461
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
500,000	4.750	06/15/2039	557,393
1,000,000	5.000	06/15/2049	1,112,681
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,198,816
1,500,000	3.625	05/01/2035	1,603,277
1,750,000	3.750	05/01/2046	1,851,169
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(e)
1,130,000	0.000	11/01/2027	772,943
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,055,000	5.850	05/01/2035	3,057,789
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,225,000	5.850	05/01/2035	1,225,915
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(e)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
180,000	3.875	11/01/2024	184,774
270,000	4.000	11/01/2029	291,800
500,000	4.750	11/01/2038	567,295
1,000,000	5.000	11/01/2049	1,131,852
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	455,252
1,000,000	4.250	12/15/2049	1,073,203
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	569,029
760,000	4.000	05/01/2050	793,464
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
2,490,000	5.125	11/01/2050	2,804,596
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	872,494
1,407,000	4.250	05/01/2038	1,555,100

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (AA/NR)
$960,000	3.750%	05/01/2029	$1,043,671
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
4,505,000	4.000	10/01/2049	5,098,653
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,060,000	4.000	09/01/2044	2,326,718
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	4,529,848
2,000,000	5.750	08/15/2055	2,253,559
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
1,340,000	5.000	10/01/2049	1,646,775
1,610,000	4.000	10/01/2054	1,825,147
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	550,582
1,175,000	4.125	05/01/2048	1,291,548
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,728,313
2,500,000	4.750	11/01/2049	2,724,860
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(a)
175,000	3.625	11/01/2040	178,942
375,000	4.000	11/01/2050	388,576
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	1,042,015
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	1,219,435
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	557,407
1,500,000	4.000	06/15/2050	1,564,753
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	1,238,102
1,210,000	4.000	05/01/2051	1,263,311
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,722,591
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,580,000	5.400	05/01/2039	1,774,628
2,645,000	5.500	05/01/2044	2,997,448
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	3,063,810

Municipal Bonds – (continued)
Florida – (continued)
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
935,000	4.000	05/01/2051	953,360
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	1,146,366
2,995,000	5.000	12/15/2048	3,433,110
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,090,000	3.750	05/01/2034	3,393,001
4,275,000	4.000	05/01/2037	4,721,866
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,035,000	3.375	05/01/2041	1,039,104
700,000	4.000	05/01/2051	727,556
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	1,015,681
3,785,000	4.125	05/01/2051	4,006,415
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	812,800
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	980,855
750,000	4.000	05/01/2051	786,412
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	1,109,858
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	553,629
920,000	5.000	11/01/2049	1,020,416
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	200,608
500,000	4.125	05/01/2051	521,271
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,460,982
2,675,000	4.000	05/01/2051	2,787,323
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,145,000	4.000	05/01/2051	1,195,705
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,100,000	4.000	05/01/2052	1,149,867
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
530,000	3.500	05/01/2041	536,022
1,325,000	4.000	05/01/2051	1,367,575
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (AA/A2)
4,745,000	3.000	08/15/2050	4,939,927

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
$3,240,000	4.000%	08/15/2045	$3,741,963
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
12,765,000	4.000	08/15/2045	14,406,627
6,690,000	4.000	08/15/2050	7,462,522
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	1,042,104
3,560,000	4.125	11/01/2050	3,749,152
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
320,000	4.000	11/01/2040	338,552
2,325,000	4.125	11/01/2050	2,448,533
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
800,000	6.375	11/01/2026	884,717
3,240,000	7.000	11/01/2045	3,843,983
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	925,196
1,310,000	5.375	11/01/2046	1,417,098
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,389,140
1,800,000	5.125	11/01/2049	1,997,486
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,525,000	5.000	05/01/2035	2,956,397
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	196,353
500,000	4.200	05/01/2050	528,378
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,465,000	4.375	05/01/2034	1,524,505
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,250,000	3.000	11/01/2041	1,318,059
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
1,650,000	5.000	06/01/2040	1,825,443
2,595,000	5.000	06/01/2055	2,832,532
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(a)
4,650,000	5.000	12/15/2049	5,298,248
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(a)
2,005,000	5.250	06/01/2050	2,340,607
3,560,000	5.250	06/01/2055	4,145,573

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (NR/Baa3)
600,000	4.000	07/01/2045	637,461
800,000	4.000	07/01/2055	843,830
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	902,824
1,850,000	5.000	06/01/2050	1,988,436
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
23,530,000	7.375	01/01/2049	25,605,431
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	2,134,820
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(a)
830,000	4.000	06/30/2046	883,923
1,290,000	4.000	06/30/2056	1,359,259
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(a)
1,190,000	4.000	06/01/2055	1,309,671
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (BB+/NR)(a)
735,000	2.375	06/01/2027	728,251
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,295,046
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(a)(c)(d)
1,160,000	6.250	01/01/2024	1,182,642
14,940,000	6.375	01/01/2026	15,250,700
34,195,000	6.500	01/01/2029	34,828,671
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	2,052,148
3,000,000	5.000	06/01/2048	3,503,373
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
2,580,000	5.000	03/01/2044	2,965,391
5,805,000	5.000	03/01/2049	6,635,870
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
6,060,000	5.000	03/01/2047	6,983,824
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)(g)
600,000	5.000	04/01/2022	614,206
5,830,000	5.250	04/01/2022	5,975,197
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	805,567

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
$885,000	4.125%	11/01/2039	$949,940
4,065,000	4.375	11/01/2049	4,367,972
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	770,950
1,000,000	4.125	05/01/2038	1,081,461
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (A+/NR)
1,850,000	3.250	11/01/2049	1,931,106
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	261,228
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(a)
1,280,000	4.000	05/01/2040	1,358,210
1,190,000	4.000	05/01/2051	1,239,055
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)(h)
1,400,000	4.000	05/01/2052	1,439,089
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,160,187
1,375,000	4.500	05/01/2052	1,450,508
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	765,555
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,335,426
5,000,000	5.000	11/15/2036	5,243,474
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A/A1)
3,540,000	5.000	10/01/2047	4,229,358
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,225,797
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,520,000	4.500	05/01/2036	1,629,599
2,285,000	4.625	05/01/2046	2,421,605
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	570,601
860,000	4.000	05/01/2051	894,757
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	527,986
640,000	4.000	05/01/2051	666,890
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
920,000	3.750	05/01/2034	983,416

Municipal Bonds – (continued)
Florida – (continued)
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,060,000	3.875	05/01/2039	2,202,913
1,400,000	4.100	05/01/2048	1,498,534
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(a)
1,725,000	4.000	05/01/2031	1,923,206
1,335,000	4.250	05/01/2035	1,487,910
1,810,000	4.250	05/01/2039	1,997,548
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	675,650
1,150,000	4.000	11/01/2051	1,198,342
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	211,435
500,000	4.250	11/01/2051	527,863
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
755,000	5.000	05/01/2034	872,532
2,170,000	5.125	05/01/2045	2,505,920
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	529,469
500,000	5.150	05/01/2034	528,309
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,810,000	5.700	05/01/2036	1,814,087
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,200,000	4.200	05/01/2031	2,389,298
2,000,000	4.350	05/01/2036	2,165,789
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	494,007
665,000	4.000	05/01/2050	693,078
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	1,117,061
1,000,000	5.000	12/15/2048	1,111,751
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,118,872
2,150,000	4.250	05/01/2036	2,360,617
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
655,000	4.375	11/01/2050	699,164
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,580,404

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
$1,065,000	4.000%	05/01/2040	$1,119,732
2,375,000	4.000	05/01/2050	2,463,868
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	204,045
520,000	5.000	11/01/2050	592,247
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
455,000	5.125	11/01/2049	504,515
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,593,766
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,076,399
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	934,403
2,605,000	4.000	05/01/2051	2,723,095
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	299,555
470,000	3.750	05/01/2050	487,099
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,183,049
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,439,739
1,060,000	4.000	06/15/2050	1,115,637
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	4.000	06/15/2051	724,460
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	269,619
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	329,324
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	910,283
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	329,465
500,000	4.000	05/01/2052	514,839
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	642,668
1,900,000	4.000	05/01/2050	1,989,904

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	544,505
525,000	3.750	05/01/2040	549,614
670,000	3.900	05/01/2050	699,034
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	1,125,927
2,500,000	3.875	05/01/2051	2,602,010
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	263,445
575,000	4.000	05/01/2049	603,352
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project – Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,329,523
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,890,000	6.700	05/01/2033	1,991,652
4,745,000	7.000	05/01/2043	5,015,196
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,282,303
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	580,716
1,615,000	4.500	05/01/2049	1,755,645
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	1,107,362
2,370,000	5.125	05/01/2047	2,619,933
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	602,058
555,000	4.000	05/01/2049	581,748
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
855,000	4.400	05/01/2039	929,983
980,000	4.500	05/01/2049	1,065,345
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	101,235
1,125,000	4.625	05/01/2027	1,214,032
2,500,000	5.250	05/01/2037	2,793,541
5,820,000	5.375	05/01/2047	6,477,847
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,308,534
2,545,000	5.100	05/01/2048	2,829,449
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,281,826
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
1,325,000	4.250	05/01/2026	1,391,065
5,515,000	5.000	05/01/2036	6,008,365
13,730,000	5.125	05/01/2046	14,930,179

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
$1,735,000	2.500%	05/01/2033	$1,798,444
1,685,000	2.625	05/01/2037	1,739,541
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project – Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	2,195,608
1,250,000	4.000	05/01/2050	1,304,400
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	635,659
925,000	4.000	05/01/2051	963,798
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,290,869
2,250,000	4.875	05/01/2049	2,495,234
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (A/NR)
1,930,000	3.000	05/01/2035	2,028,309
1,990,000	3.000	05/01/2038	2,072,396
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	675,053
895,000	4.000	05/01/2038	963,615
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,618,514
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,430,000	4.000	05/01/2031	1,610,847
1,860,000	4.000	05/01/2036	2,078,373
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,741,296
2,840,000	4.600	05/01/2051	3,096,216
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,091,675
1,775,000	5.125	05/01/2049	1,965,019
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,225,000	5.400	05/01/2030	3,198,693
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,219,000	5.375	05/01/2030	1,219,900
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,961,665
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)(h)
2,650,000	3.250	05/01/2031	2,649,973

Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)(h)
835,000	3.450	05/01/2041	835,042
2,060,000	4.000	05/01/2052	2,117,886
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	941,785
1,340,000	4.750	05/01/2050	1,462,904
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,858,658
2,920,000	4.375	06/15/2049	3,111,263
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,840,000	5.000	05/01/2032	1,947,999
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	3,298,798
4,750,000	5.250	11/01/2049	5,568,744
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
350,000	6.000	05/01/2036	357,129
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
705,000	6.250	05/01/2038	720,464
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	539,111
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,111,581
1,700,000	5.000	05/01/2048	1,880,914
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,655,461
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(a)
1,165,000	5.000	03/01/2030	1,239,559
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(g)
10,595,000	5.000	03/01/2023	11,294,268
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
460,000	4.000	11/01/2023	471,759

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR) – (continued)
$600,000	4.750%	11/01/2027	$670,680
4,000,000	5.125	11/01/2039	4,590,748
4,135,000	5.250	11/01/2049	4,724,545
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	11,130,798
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,581,713
3,515,000	5.000	05/01/2037	3,635,110
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,897,841
2,455,000	4.000	05/01/2051	2,535,895
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,795,000	5.000	05/01/2028	1,937,218
1,220,000	5.000	05/01/2035	1,297,620
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,025,000	4.000	12/15/2049	2,131,489
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,915,754
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	796,442
1,235,000	5.625	11/01/2045	1,334,050
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,320,515
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	3.875	05/01/2041	1,273,035
2,250,000	4.125	05/01/2052	2,287,371
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(a)
815,000	3.500	05/01/2038	874,917
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
40,000	3.500	05/01/2031	41,890
105,000	4.000	05/01/2038	110,881
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
845,000	3.500	05/01/2041	840,240
1,400,000	4.000	05/01/2051	1,443,318
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
470,000	3.625	05/01/2040	481,142
1,500,000	4.000	05/01/2051	1,553,987

Municipal Bonds – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,650,951
6,580,000	5.000	10/01/2054	7,981,027
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
345,000	4.000	06/15/2040	368,228
955,000	4.000	06/15/2050	1,003,664
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,496,678
3,625,000	5.000	05/01/2049	4,113,974
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,713,910
1,765,000	5.000	04/01/2025	1,799,315
1,005,000	5.000	04/01/2026	1,023,762
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	891,551
905,000	4.000	05/01/2050	943,787
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,924,660
3,300,000	5.500	11/01/2049	3,770,654
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
410,000	4.000	05/01/2051	420,498
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,700,000	4.000	05/15/2053	2,959,062
2,175,000	5.000	05/15/2053	2,521,706
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,245,874
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	454,188
3,290,000	4.200	11/01/2048	3,684,443
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,440,195
2,040,000	4.000	05/01/2036	2,238,263
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	740,872
2,380,000	5.000	05/01/2039	2,651,053
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	582,898
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	2,121,854
5,095,000	5.375	05/01/2050	5,838,304

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
$730,000	5.500%	11/01/2032	$838,258
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	833,612
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,644,713
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	928,151
1,065,000	4.500	05/01/2034	1,228,741
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	806,641
1,370,000	4.000	05/01/2052	1,418,517
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,195,000	4.375	05/01/2036	3,685,001
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
655,000	3.300	05/01/2030	675,534
695,000	3.750	05/01/2037	724,933
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,568,421
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	573,852
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	1,975,638
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,795,000	4.750	05/01/2033	2,919,630
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,170,763
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	264,325
1,205,000	4.000	11/01/2050	1,250,476
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	761,939
1,000,000	4.000	05/01/2051	1,043,673
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)(h)
625,000	4.000	12/15/2051	654,295
Reunion East Community Development District Special Assessment for 2021 Assessment Area Series 2021 (NR/NR)
1,750,000	4.000	05/01/2051	1,811,974

Municipal Bonds – (continued)
Florida – (continued)
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
2,515,000	5.000	05/01/2025	2,730,396
6,825,000	5.000	05/01/2033	7,587,840
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	511,462
1,520,000	4.625	05/01/2050	1,646,804
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	895,679
830,000	4.750	05/01/2050	902,154
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	1,012,667
1,750,000	4.000	05/01/2051	1,823,526
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	1,068,424
1,000,000	3.875	05/01/2051	1,040,283
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	1,140,849
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,200,000	4.250	11/01/2035	1,206,293
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	1,053,521
910,000	4.000	05/01/2051	941,479
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
775,000	3.500	05/01/2041	786,985
905,000	4.000	05/01/2051	938,539
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	340,540
780,000	4.000	06/15/2050	817,348
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,532,400
2,280,000	4.250	06/15/2049	2,455,001
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
305,000	2.625	05/01/2025	309,124
375,000	3.125	05/01/2030	387,737
980,000	3.625	05/01/2040	1,023,567
950,000	3.750	05/01/2050	987,210
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
2,880,000	4.125	05/01/2041	3,008,604
5,665,000	4.250	05/01/2053	5,881,714

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
$620,000	3.750%	05/01/2040	$632,768
1,250,000	4.000	05/01/2051	1,274,545
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (NR/Ba1)(a)
315,000	4.000	06/15/2036	355,745
425,000	4.000	06/15/2041	473,768
1,195,000	4.000	06/15/2051	1,314,936
1,105,000	4.000	06/15/2056	1,206,092
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,493,446
2,820,000	5.375	11/01/2049	3,176,903
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	4,394,746
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	4.000	06/15/2051	1,302,013
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,565,750
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	1,331,413
1,125,000	4.000	05/01/2051	1,157,470
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	332,014
950,000	4.250	11/01/2050	1,010,646
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
475,000	4.000	06/15/2051	495,959
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,371,425
3,480,000	5.250	11/01/2049	3,931,450
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,456,101
2,505,000	5.375	05/01/2049	2,810,066
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,480,199
330,000	4.125	11/01/2040	356,962
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
775,000	3.500	05/01/2032	819,002
485,000	3.625	05/01/2035	512,948
1,700,000	3.750	05/01/2038	1,797,999

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
285,000	4.350	05/01/2026	300,617
485,000	4.875	05/01/2035	525,257
95,000	5.000	05/01/2038	103,636
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,118,947
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
1,350,000	3.125	05/01/2041	1,314,279
940,000	4.000	05/01/2048	982,605
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	394,558
600,000	4.000	05/01/2043	632,877
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
445,000	4.300	05/01/2040	480,406
320,000	4.500	05/01/2046	345,359
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,550,000	5.800	05/01/2035	3,536,764
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,640,000	5.800	05/01/2035	2,120,160
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
215,000	3.750	05/01/2024	220,790
425,000	4.375	05/01/2029	464,442
1,000,000	5.000	05/01/2039	1,118,509
1,750,000	5.250	05/01/2049	1,966,303
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,250,000	5.125	11/01/2037	1,382,590
1,790,000	5.250	11/01/2047	1,978,603
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,090,000	4.800	05/01/2035	1,037,063
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)
700,000	4.000	12/15/2041	767,252
475,000	4.000	12/15/2046	517,773
700,000	4.000	12/15/2050	759,259
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
7,475,000	4.000	08/01/2055	8,395,994
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	250,867

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
$625,000	3.500%	06/15/2041	$636,321
1,650,000	4.000	06/15/2051	1,722,805
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,231,110
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,210,389
2,600,000	4.625	06/15/2049	2,826,844
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,072,672
3,495,000	5.500	11/01/2044	4,142,166
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,614,261
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,532,772
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	446,849
860,000	4.125	12/15/2049	909,292
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(a)
325,000	3.300	06/15/2041	323,589
575,000	4.000	06/15/2051	597,006
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	425,687
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
930,000	3.750	05/01/2040	965,952
1,235,000	4.000	05/01/2050	1,283,154
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
510,000	3.400	05/01/2041	509,984
350,000	4.000	05/01/2051	360,102
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(a)
750,000	4.000	05/01/2051	780,270
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	733,864
875,000	4.000	05/01/2051	911,070

Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,655,000	4.000	05/01/2038	1,769,693
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
965,000	3.750	05/01/2026	998,838
1,550,000	4.000	05/01/2033	1,627,962
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,445,837
2,350,000	6.000	11/01/2044	2,498,708
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	724,958
635,000	4.000	05/01/2051	664,315
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
2,050,000	5.000	07/01/2048	2,434,524
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	410,244
1,110,000	4.800	05/01/2036	1,188,761
1,715,000	5.000	05/01/2046	1,837,969
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)(a)(h)
1,050,000	3.300	12/15/2041	1,050,000
1,875,000	4.000	12/15/2051	1,954,444
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	1,067,329
1,000,000	4.000	06/15/2050	1,050,957
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	744,164
1,345,000	3.600	05/01/2037	1,442,983
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	637,285
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,640,000	3.500	05/01/2032	1,812,268
1,775,000	3.750	05/01/2040	1,954,555
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	420,149
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	339,394

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$1,165,000	4.250%	05/01/2037	$1,279,489
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,310,000	4.400	05/01/2040	9,169,930
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
305,000	5.750	11/01/2027	339,506
1,955,000	6.250	11/01/2044	2,282,576
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,665,000	5.375	11/01/2039	3,134,095
5,405,000	5.500	11/01/2049	6,358,177
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,721,600
2,440,000	4.750	06/15/2048	2,681,976
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	593,056
1,145,000	4.125	12/15/2049	1,226,000
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,699,590
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,181,628
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	538,631
1,000,000	4.000	05/01/2051	1,039,224
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,645,977
1,300,000	4.000	05/01/2052	1,356,774
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	1,153,165
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	908,161
750,000	4.000	05/01/2051	780,917
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	710,102
700,000	4.000	11/01/2050	727,991
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,265,000	5.250	11/01/2027	1,357,517
2,740,000	6.125	11/01/2046	3,183,902
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	857,281
1,525,000	5.125	11/01/2038	1,749,186
2,175,000	5.375	11/01/2048	2,488,858

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,094,528
1,995,000	4.750	05/01/2050	2,158,886
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,630,000	4.750	11/01/2048	5,005,197
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,353,611
1,850,000	5.125	11/01/2049	2,080,875
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
195,000	3.500	11/01/2021	195,249
1,340,000	4.000	11/01/2027	1,423,088
3,160,000	4.625	11/01/2037	3,413,409
2,790,000	4.750	11/01/2047	2,984,753
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,805,832
900,000	4.000	11/01/2050	937,997
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
90,000	4.250	11/01/2021	90,155
2,430,000	5.625	11/01/2045	2,789,114
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,255,000	4.375	05/01/2035	2,460,818
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,700,000	3.500	05/01/2032	1,842,030
2,545,000	3.625	05/01/2037	2,750,583
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	656,251
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,431,541
3,505,000	4.000	12/15/2049	3,703,050
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
790,000	3.250	12/15/2022	798,924
2,000,000	4.000	12/15/2028	2,160,059
1,000,000	5.000	12/15/2032	1,189,450
1,705,000	5.000	12/15/2037	2,027,149
5,330,000	5.000	12/15/2047	6,252,837
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,425,000	5.500	11/01/2047	2,775,732
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
2,800,000	3.375	05/01/2045	3,036,391

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
$1,400,000	4.000%	05/01/2051	$1,462,538
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,760,000	4.000	05/01/2052	1,817,994
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	502,497
750,000	6.125	05/01/2042	764,034
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
420,000	6.000	11/01/2027	474,026
2,050,000	6.500	11/01/2043	2,654,170
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
600,000	6.375	11/01/2027	653,695
2,295,000	7.125	11/01/2044	2,583,268
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
210,000	4.000	05/01/2024	216,062
4,655,000	5.125	05/01/2049	5,280,496
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,130,122
1,700,000	5.125	11/01/2049	1,915,831
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,107,520
1,600,000	5.125	11/01/2049	1,803,135
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,265,000	5.875	11/01/2032	1,279,312
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(a)
350,000	3.600	05/01/2041	357,975
470,000	4.000	05/01/2051	488,193
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(a)
580,000	3.600	05/01/2041	593,216
940,000	4.000	05/01/2051	976,386
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
2,450,000	3.750	05/01/2026	2,533,095
4,360,000	4.000	05/01/2031	4,573,565
1,700,000	4.125	05/01/2034	1,783,313
1,000,000	4.250	05/01/2037	1,048,685
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(a)
1,980,000	4.000	05/01/2031	2,208,014
2,940,000	4.000	05/01/2037	3,208,366
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	855,046
1,000,000	5.250	11/01/2046	1,133,502

Municipal Bonds – (continued)
Florida – (continued)
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
750,000	3.375	05/01/2041	760,738
1,700,000	4.000	05/01/2051	1,778,482
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	281,090
1,700,000	4.000	05/01/2050	1,773,609
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	392,462
2,015,000	4.000	05/01/2050	2,102,218
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	281,087
1,740,000	4.000	05/01/2050	1,815,315
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
1,625,000	2.600	05/01/2034	1,670,601
1,100,000	2.750	05/01/2038	1,134,734
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,061,218
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,300,000	5.000	05/01/2032	2,348,033
5,490,000	5.125	05/01/2043	5,610,471
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,100,000	6.000	05/01/2044	4,389,394
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
955,000	4.250	05/01/2043	1,053,906
13,145,000	4.375	05/01/2050	14,504,760
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,925,000	3.700	05/01/2050	10,513,098
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
4,235,000	3.250	05/01/2040	4,405,533
9,410,000	3.500	05/01/2051	9,756,794
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,395,000	4.000	05/01/2033	1,443,689
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,130,000	4.000	05/01/2034	1,168,629
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,720,000	5.500	05/01/2042	1,750,829
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
890,000	4.625	05/01/2039	974,918
1,365,000	4.875	05/01/2050	1,494,611
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	577,300
1,000,000	4.000	05/01/2051	1,040,656

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$1,000,000	3.750%	11/01/2031	$1,082,665
1,000,000	4.000	11/01/2036	1,078,071
1,300,000	4.125	11/01/2046	1,393,820
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,665,000	5.500	05/01/2034	2,834,302
3,825,000	5.750	05/01/2044	4,081,733
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,489,511
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,013
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
205,000	6.600	05/01/2039	206,455
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,473,721
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
355,000	4.000	11/01/2024	365,311
1,640,000	5.125	11/01/2038	1,839,638
2,800,000	5.250	11/01/2049	3,132,570
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,286,062
1,945,000	5.500	11/01/2045	2,069,087
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,292,664
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)
570,000	3.625	05/01/2041	582,035
1,545,000	4.000	05/01/2051	1,600,985
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,446,147
1,265,000	4.000	05/01/2051	1,302,543
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,584,987
3,790,000	5.000	05/01/2050	4,221,320
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000	05/01/2051	1,089,778
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
1,855,000	4.000	05/01/2051	1,925,274
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
500,000	5.000	05/01/2038	555,371
600,000	5.200	05/01/2048	664,960

Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,091,211
1,590,000	4.850	05/01/2049	1,745,014
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	858,096
795,000	4.125	05/01/2038	852,400
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,342,211
2,000,000	5.200	05/01/2050	2,240,060
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,650,000	4.000	05/01/2052	1,692,247
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,375,000	4.250	06/15/2039	2,569,929
3,550,000	4.375	06/15/2049	3,809,890
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)(h)
1,175,000	4.000	05/01/2052	1,205,015
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,067,116
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
400,000	4.375	11/01/2025	430,327
1,770,000	5.000	11/01/2045	1,906,744
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,885,000	4.400	11/01/2035	2,011,611
625,000	4.250	05/01/2040	658,978
500,000	4.500	05/01/2051	525,396
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	411,997
3,030,000	5.625	05/01/2045	3,290,250
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	849,101
1,445,000	5.000	05/01/2047	1,571,006
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,646,405
1,960,000	3.875	05/01/2050	2,025,755
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
600,000	3.375	05/01/2041	589,007
950,000	4.000	05/01/2051	980,362

			1,490,932,756

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – 1.1%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A/A1)
$1,500,000	5.250%	07/01/2040	$1,721,311
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A-/A2)
1,000,000	4.000	07/01/2040	1,077,926
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
900,000	5.125	03/01/2052	889,700
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
19,695,000	4.000	01/01/2054	22,304,997
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(a)
940,000	3.625	01/01/2031	1,038,369
940,000	5.000	01/01/2036	1,132,087
1,880,000	5.000	01/01/2054	2,202,495
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000	05/15/2043	7,966,028
24,875,000	5.000	05/15/2049	36,210,259
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,200,000	5.000	01/01/2034	2,685,090
6,000,000	5.000	01/01/2039	7,274,877
29,610,000	5.000	01/01/2049	35,550,811
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,943,778

			123,997,728

Guam – 0.8%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)(g)
1,500,000	5.750	10/01/2023	1,661,894
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (NR/Baa2)
1,265,000	6.125	10/01/2043	1,384,717
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (NR/Baa2)(g)
6,035,000	6.125	10/01/2023	6,714,588
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (NR/Baa2)
1,230,000	6.375	10/01/2043	1,336,415
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (NR/Baa2)(g)
1,330,000	6.375	10/01/2023	1,486,354
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (NR/Baa2)
1,500,000	3.839	10/01/2036	1,544,121
1,925,000	4.460	10/01/2043	1,997,574
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
6,240,000	5.000	02/01/2040	7,042,824

Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	583,003
4,515,000	5.000	12/01/2046	5,142,913
Guam Government RB Refunding Series 2021 F (NR/Ba1)(h)
4,750,000	4.000	01/01/2036	5,478,626
16,090,000	4.000	01/01/2042	17,972,510
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(g)
14,455,000	5.500	07/01/2023	15,733,131
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	10,815,225
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
4,170,000	5.000	01/01/2050	5,026,250
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,352,238
960,000	5.000	07/01/2035	1,108,432
1,920,000	5.000	07/01/2036	2,211,956
1,365,000	5.000	07/01/2037	1,570,967
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,897,144
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
1,350,000	5.000	11/01/2035	1,698,134
1,400,000	5.000	11/01/2040	1,730,646

			96,489,662

Hawaii – 0.1%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa1)
12,170,000	3.200	07/01/2039	13,152,719
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	783,113
2,750,000	5.000	05/15/2049	3,169,634

			17,105,466

Idaho – 0.1%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A+/A1)
4,000,000	5.000	09/01/2046	5,091,169
5,125,000	5.000	09/01/2051	6,478,141

			11,569,310

Illinois – 10.4%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB/Ba3)
1,400,000	5.382	12/01/2023	1,500,555
5,440,000	5.482	12/01/2024	5,972,319
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A-/NR)
16,000,000	6.000	04/01/2046	19,431,968

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A-/NR)
$1,700,000	5.000%	04/01/2042	$1,983,940
1,625,000	5.000	04/01/2046	1,887,317
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(e)
4,415,000	0.000	12/01/2027	4,028,782
685,000	0.000	12/01/2028	609,304
9,125,000	0.000	12/01/2029	7,894,203
6,905,000	0.000	12/01/2030	5,800,263
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
125,000	0.000	12/01/2029	108,140
775,000	0.000	12/01/2030	651,007
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB/NR)(a)
5,500,000	7.000	12/01/2046	7,120,481
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(e)
22,095,000	0.000	12/01/2031	18,012,840
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB/Baa2)
5,000,000	5.500	12/01/2026	5,782,642
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB/Ba3)
8,965,000	5.500	12/01/2029	11,530,905
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
20,125,000	5.250	12/01/2035	22,382,864
10,410,000	5.250	12/01/2039	11,527,580
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB/Ba3)
525,000	5.500	12/01/2039	528,745
1,445,000	5.000	12/01/2041	1,454,051
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB/Ba3)
5,555,000	5.500	12/01/2030	7,270,657
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
13,525,000	6.038	12/01/2029	15,522,239
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB/Ba3)
9,025,000	4.000	12/01/2035	9,267,186
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
54,375,000	7.000	12/01/2044	65,642,827
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
61,035,000	6.500	12/01/2046	74,914,554

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,874,226
1,250,000	5.000	12/01/2030	1,552,322
1,025,000	5.000	12/01/2031	1,268,325
1,000,000	5.000	12/01/2032	1,234,093
1,250,000	5.000	12/01/2034	1,534,348
1,000,000	5.000	12/01/2035	1,225,526
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	8,079,894
1,000,000	5.000	12/01/2030	1,227,352
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
11,545,000	0.000	01/01/2032	8,558,135
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	2,028,160
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	9,058,543
6,295,000	5.000	01/01/2034	6,768,731
10,500,000	5.000	01/01/2036	11,271,206
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,732,390
3,025,000	5.000	01/01/2040	3,053,296
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,494,048
7,095,000	5.000	01/01/2034	7,160,452
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	4,495,651
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,707,006
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	19,031,827
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
28,265,000	5.000	01/01/2044	33,620,986
20,105,000	5.500	01/01/2049	24,466,705
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	4,240,306
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,808,150
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	7,862,348
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,767,898
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	16,487,898
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
2,660,000	6.000	01/01/2038	3,259,892

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
$11,630,000	4.000%	01/01/2044	$13,201,847
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,696,661
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,344,707
5,460,000	4.000	01/01/2052	5,872,988
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA-/NR)
2,585,000	4.000	01/01/2041	2,896,439
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
915,000	3.750	07/01/2041	928,320
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	3,025,339
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
485,000	5.000	01/01/2031	608,129
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	962,748
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	10,513,928
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,880,000	5.800	03/01/2037	1,880,293
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,909,190
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,173,774
Illinois Finance Authority RB for 2018 Blue Island LLC Series 2018 A-1 (NR/NR)*
683,890	5.000	12/01/2053	20,517
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
715,000	5.000	12/01/2034	867,846
920,000	5.000	12/01/2039	1,104,115
1,175,000	5.000	12/01/2044	1,392,771
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
12,425,000	6.125	04/01/2049	15,047,757
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
950,000	4.000	10/01/2040	1,088,408
950,000	4.000	10/01/2050	1,062,209
Illinois Finance Authority RB Refunding for Acero Charter Schools, Inc. Obligated Group Series 2021 (BB+/NR)(a)
2,125,000	4.000	10/01/2042	2,334,241

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,778,813
2,825,000	5.000	05/15/2037	3,224,488
1,055,000	5.000	05/15/2047	1,188,784
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,711,341
1,725,000	5.000	09/01/2036	2,114,491
2,000,000	4.000	09/01/2037	2,269,291
1,620,000	5.000	09/01/2038	1,977,805
2,000,000	4.000	09/01/2039	2,256,873
1,500,000	5.000	09/01/2040	1,823,949
1,500,000	4.000	09/01/2041	1,683,400
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	5.000	09/01/2036	590,600
3,470,000	5.000	09/01/2046	4,071,754
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (BBB/NR)
900,000	4.000	11/01/2051	1,015,906
700,000	4.000	11/01/2056	783,542
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
950,000	5.000	05/15/2051	1,102,849
765,000	5.000	05/15/2056	883,021
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	4,101,196
Illinois Finance Authority RB Series 2013 A (NR/NR)(g)
565,000	5.250	05/15/2023	609,513
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
1,560,000	4.000	01/01/2038	1,817,683
1,260,000	4.000	01/01/2039	1,464,529
Illinois Sports Facilities Authority RB Refunding Bonds Series 2021 (BB+/NR)
1,400,000	5.000	06/15/2030	1,737,498
540,000	5.000	06/15/2031	680,513
450,000	5.000	06/15/2032	564,841
Illinois State GO Bonds Pension Funding Series 2003 (BBB/Baa2)
50,750,000	5.100	06/01/2033	59,151,485
Illinois State GO Bonds Series 2012 (BBB/Baa2)
500,000	5.000	03/01/2031	508,990
750,000	5.000	03/01/2037	762,840
Illinois State GO Bonds Series 2013 (BBB/Baa2)
5,050,000	5.500	07/01/2038	5,388,801
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,796,670
Illinois State GO Bonds Series 2014 (BBB/Baa2)
2,525,000	5.000	05/01/2029	2,776,987
10,000,000	5.000	05/01/2030	10,968,777
5,000,000	5.000	05/01/2031	5,473,687
5,000,000	5.000	05/01/2039	5,436,834

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2017 A (BBB/Baa2)
$9,500,000	5.000%	12/01/2035	$11,204,525
1,770,000	4.500	12/01/2041	1,994,442
4,730,000	5.000	12/01/2042	5,509,548
Illinois State GO Bonds Series 2017 C (BBB/Baa2)
62,270,000	5.000	11/01/2029	74,636,841
Illinois State GO Bonds Series 2017 D (BBB/Baa2)
5,845,000	5.000	11/01/2025	6,824,711
16,695,000	5.000	11/01/2026	19,954,328
57,825,000	5.000	11/01/2027	70,443,653
24,325,000	5.000	11/01/2028	29,407,855
Illinois State GO Bonds Series 2018 A (BBB/Baa2)
350,000	5.000	05/01/2032	420,354
1,940,000	5.000	05/01/2033	2,318,759
5,280,000	5.000	05/01/2042	6,190,976
5,280,000	5.000	05/01/2043	6,179,659
Illinois State GO Bonds Series 2019 A (BBB/Baa2)
2,000,000	5.000	11/01/2024	2,265,089
Illinois State GO Bonds Series 2019 B (BBB/Baa2)
4,200,000	4.000	11/01/2038	4,746,515
Illinois State GO Bonds Series 2019 C (BBB/Baa2)
10,825,000	4.000	11/01/2042	12,105,960
Illinois State GO Bonds Series 2020 (BBB/Baa2)
1,575,000	5.500	05/01/2039	1,991,371
4,250,000	5.750	05/01/2045	5,378,899
Illinois State GO Bonds Series 2020 C (BBB/Baa2)
11,965,000	4.250	10/01/2045	13,653,317
Illinois State GO Bonds Series 2021 A (BBB/Baa2)
5,000,000	4.000	03/01/2041	5,696,638
8,000,000	5.000	03/01/2046	9,787,448
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	22,928,585
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,763,000	6.250	03/01/2034	1,764,235
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB+/Baa2)(e)
15,690,000	0.000	12/15/2032	12,299,836
2,800,000	0.000	12/15/2034	2,072,712
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(e)(g)
530,000	0.000	06/15/2030	467,014
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB+/NR)(e)
9,370,000	0.000	06/15/2030	7,920,588
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(e)
6,455,000	0.000	06/15/2044	3,546,119
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB+/NR)(e)
66,700,000	0.000	12/15/2056	22,179,524

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(e)
18,400,000	0.000	12/15/2056	6,742,327
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB+/NR)(e)
70,000,000	0.000	12/15/2054	24,860,794
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB+/NR)
11,460,000	4.000	06/15/2050	12,812,281
1,340,000	5.000	06/15/2050	1,608,300
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)*
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	862,517
1,010,000	4.750	10/01/2032	1,035,160
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A1)
7,730,000	4.000	06/01/2046	8,498,261
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(g)
5,000,000	7.625	11/01/2023	5,753,632
State of Illinois GO Bonds Series 2010-1 (BBB/Baa2)
630,000	6.630	02/01/2035	781,088
State of Illinois GO Bonds Series 2017 A (BBB/Baa2)
9,500,000	4.250	12/01/2040	10,597,077
State of Illinois GO Bonds Series 2017 D (BBB/Baa2)
4,910,000	3.250	11/01/2026	5,444,899
State of Illinois GO Refunding Bonds Series 2018 A (BBB/Baa2)
3,000,000	5.000	10/01/2027	3,647,923
8,230,000	5.000	10/01/2028	10,159,405
State of Illinois GO Unlimited Bonds Series 2017 A (BBB/Baa2)
2,750,000	4.000	12/01/2033	3,061,967
7,950,000	4.250	12/01/2037	8,915,890
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	400,542
900,000	5.000	01/01/2055	942,124
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,963,596
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
540,000	4.125	10/01/2041	572,682
1,080,000	4.125	10/01/2046	1,139,902

			1,218,927,359

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,410,369
1,250,000	5.250	02/01/2034	1,348,712
1,500,000	5.000	02/01/2039	1,601,490

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
$400,000	4.000%	09/15/2049	$434,776
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
7,120,000	5.000	06/01/2039	7,258,077
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
865,000	5.000	07/01/2055	965,371
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,687,188
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
3,110,000	3.000	11/01/2030	3,269,726
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,250,000	3.000	11/01/2030	2,365,557
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,500,000	3.000	11/01/2030	2,628,397
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 A (BBB/NR)
3,750,000	4.000	11/15/2041	4,323,569
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)*
7,520,823	6.500	11/15/2031	150
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (A-/NR)
3,300,000	2.500	09/01/2050	3,022,443

			35,315,825

Iowa – 0.2%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,975,000	3.125	12/01/2022	2,005,292
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	2,244,609
2,700,000	5.000	05/15/2055	3,120,386
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(e)
73,500,000	0.000	06/01/2065	13,602,476

			20,972,763

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (BB+/NR)
1,075,000	4.000	06/01/2046	1,164,684
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,292,561
1,215,000	5.000	05/15/2029	1,350,710
2,850,000	5.000	05/15/2034	3,138,281
1,190,000	5.000	05/15/2050	1,284,632

			8,230,868

Municipal Bonds – (continued)
Kentucky – 0.3%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
5,000,000	2.125	10/01/2034	5,113,383
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
6,825,000	2.000	02/01/2032	6,983,243
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A/A3)
700,000	4.000	06/01/2046	809,899
1,175,000	4.000	06/01/2051	1,353,377
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
205,000	4.000	03/01/2046	230,875
130,000	4.000	03/01/2049	146,031
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	1,034,112
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,651,653
2,925,000	4.000	06/01/2045	3,210,043
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,106,561
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,300,000	5.000	08/01/2049	2,776,467
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(c)(d)
1,275,000	4.000	06/01/2025	1,421,227
Kentucky State University COPS Series 2021 (BAM) (AA/NR)
800,000	4.000	11/01/2056	920,678
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,498,179
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
6,000,000	3.000	10/01/2043	6,262,049

			40,517,777

Louisiana – 1.3%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB/NR)
2,125,000	5.000	12/01/2034	2,554,576
2,375,000	5.000	12/01/2039	2,815,350
City of New Orleans Sewerage Service RB Series 2020 B (A/NR)
1,125,000	4.000	06/01/2050	1,273,070
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	2,026,001
2,300,000	4.375	06/01/2048	2,459,758

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
$1,810,000	3.200%	06/01/2041	$1,776,204
2,190,000	4.000	06/01/2051	2,273,538
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(a)
8,790,000	5.000	04/01/2035	9,875,748
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,151,845
4,850,000	4.000	10/01/2041	5,426,920
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,380,000	4.000	06/01/2050	1,569,756
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
4,710,000	3.000	06/01/2050	4,950,958
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
9,770,000	5.000	07/01/2059	11,691,820
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A/A3)
12,725,000	4.000	05/15/2042	14,192,919
21,250,000	5.000	05/15/2046	25,017,122
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A2)
32,395,000	5.000	01/01/2045	36,531,213
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
4,850,000	5.000	01/01/2048	5,697,036
Parish of St. James RB for NuStar Logistics LP Series 2008 (BB-/Ba3)(a) (c) (d)
1,400,000	6.100	06/01/2030	1,820,562
Parish of St. James RB for NuStar Logistics LP Series 2010 (BB-/Ba3)(a)
2,375,000	6.350	07/01/2040	3,134,904
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(c)(d)
235,000	2.000	04/01/2023	238,927
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(c)(d)
950,000	2.200	07/01/2026	991,416
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-2 (BBB-/Baa3)(c)(d)
13,250,000	2.375	07/01/2026	13,934,071
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,354,184

			155,757,898

Municipal Bonds – (continued)
Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
1,000,000	4.000	01/01/2035	1,154,284
1,355,000	4.000	01/01/2036	1,557,894
850,000	4.000	01/01/2037	971,030
1,030,000	4.000	01/01/2038	1,173,915
800,000	4.000	01/01/2039	909,552
1,400,000	4.000	01/01/2040	1,588,416
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,818,616
5,250,000	5.000	07/01/2048	6,285,977
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
2,080,000	4.000	07/01/2045	2,390,367
2,505,000	4.000	07/01/2050	2,852,442
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
375,000	4.000	07/01/2037	449,947
325,000	4.000	07/01/2041	385,722
750,000	4.000	07/01/2046	879,431
700,000	4.000	07/01/2050	817,711

			26,235,304

Maryland – 0.6%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,263,601
1,500,000	5.000	09/01/2038	1,691,576
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (CCC/NR)
1,400,000	5.000	09/01/2028	1,507,783
860,000	5.000	09/01/2039	909,198
6,135,000	5.000	09/01/2046	6,445,683
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	327,967
200,000	3.700	06/01/2039	201,718
300,000	3.875	06/01/2046	302,848
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	300,290
310,000	3.450	06/01/2035	320,978
550,000	3.500	06/01/2039	569,649
1,650,000	3.625	06/01/2046	1,710,884
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,706,458
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
1,660,000	4.000	01/01/2045	1,892,554
2,370,000	4.000	01/01/2050	2,699,069
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
4,980,000	4.000	01/01/2045	5,696,694
5,690,000	4.000	01/01/2050	6,486,240

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
$1,885,000	5.250%	07/01/2048	$2,094,983
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,765,000	4.000	07/01/2050	4,218,448
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BB/NR)
2,375,000	5.000	06/01/2058	2,546,930
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (BBB-/NR)
925,000	4.000	07/01/2040	1,053,571
1,400,000	4.250	07/01/2050	1,595,989
1,175,000	5.000	07/01/2050	1,423,855
2,265,000	5.000	07/01/2056	2,733,496
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,600,879
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/Baa3)
6,275,000	3.997	04/01/2034	6,734,073
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
1,000,000	4.000	07/01/2050	1,137,848
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
840,000	3.000	10/01/2034	888,413
500,000	4.000	10/01/2040	575,046
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (BBB-/NR)
650,000	4.000	06/01/2046	736,311
2,000,000	4.000	06/01/2051	2,255,448
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB+/Baa1)
2,100,000	5.000	07/01/2031	2,167,161

			69,795,641

Massachusetts – 0.5%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,628,565
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(a)
1,000,000	5.000	11/15/2033	1,120,431
900,000	5.000	11/15/2038	999,367
2,350,000	5.125	11/15/2046	2,599,358
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (BBB-/NR)
1,660,000	4.000	07/01/2050	1,871,994
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,206,319

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	288,511
280,000	5.000	12/01/2042	321,837
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(a)
1,000,000	5.000	07/15/2046	1,200,534
Massachusetts Development Finance Agency RB Refunding for Southcoast Health System Obligated Group Series 2021 G (BBB+/Baa1)
1,000,000	4.000	07/01/2046	1,158,212
1,900,000	5.000	07/01/2050	2,386,224
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
2,125,000	4.000	10/01/2045	2,446,616
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,539,037
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(f)
5,390,000	(3 Mo. LIBOR + 0.57%), 0.654	05/01/2037	5,333,945
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(f)
1,040,000	(3 Mo. LIBOR + 0.57%), 0.654	05/01/2037	1,029,184
Massachusetts State GO Bonds Consolidated Loan Series 2020 E (AA/Aa1)
17,875,000	5.000	11/01/2050	22,501,812

			58,631,946

Michigan – 2.9%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
53,570,536	4.000	04/01/2034	50,922,201
48,765,000	4.000	04/01/2034	46,354,234
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(d)
971,333	4.000	04/01/2034	923,314
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
465,000	5.500	04/01/2031	590,142
495,000	5.500	04/01/2032	625,923
370,000	5.500	04/01/2033	466,415
280,000	5.500	04/01/2034	351,840
300,000	5.500	04/01/2035	376,067
345,000	5.500	04/01/2036	430,975
365,000	5.500	04/01/2037	454,680
395,000	5.500	04/01/2038	490,921
555,000	5.500	04/01/2039	688,114
590,000	5.500	04/01/2040	730,015
1,360,000	5.500	04/01/2045	1,673,849
1,940,000	5.500	04/01/2050	2,377,225
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
1,925,000	4.000	04/01/2040	2,149,554
660,000	4.000	04/01/2042	732,688
6,550,000	5.000	04/01/2046	7,915,169
6,275,000	5.000	04/01/2050	7,555,883

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
$1,145,000	2.960%	04/01/2027	$1,141,040
950,000	3.110	04/01/2028	945,288
450,000	3.244	04/01/2029	447,785
125,000	3.344	04/01/2030	124,618
475,000	3.644	04/01/2034	473,181
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,883,338
15,335,000	5.000	07/01/2048	16,972,750
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(f)
4,675,000	(3 Mo. LIBOR + 0.60%), 0.697	07/01/2032	4,678,185
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (AA-/A1)(g)
2,000,000	5.250	07/01/2022	2,075,881
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
3,200,000	5.000	05/15/2037	3,736,951
1,400,000	5.000	05/15/2044	1,617,953
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,702,522
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (BBB-/NR)
475,000	4.000	11/15/2045	521,264
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(h)
1,725,000	4.000	11/15/2043	1,838,217
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,463,543
20,975,000	4.000	11/15/2050	23,815,581
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
10,275,000	4.000	02/15/2047	11,738,598
24,000,000	4.000	02/15/2050	27,301,293
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
2,175,000	5.000	07/01/2032	2,438,104
1,750,000	5.000	07/01/2033	1,960,673
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
355,000	5.000	07/01/2033	409,806
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
2,600,000	5.000	07/01/2035	2,907,705

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A1)
1,250,000	5.000	07/01/2034	1,440,979
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A2)
2,100,000	5.000	07/01/2034	2,420,844
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2035	864,287
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (BB/NR)
1,000,000	5.000	09/01/2040	1,128,620
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
475,000	4.000	09/01/2045	533,294
500,000	4.000	09/01/2050	558,822
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (A-/NR)
7,225,000	3.267	06/01/2039	7,671,210
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
2,095,000	5.000	06/01/2049	2,474,263
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(e)
108,800,000	0.000	06/01/2065	14,497,850
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (BB+/NR)
1,160,000	4.000	01/01/2031	1,306,827
1,115,000	4.000	01/01/2041	1,230,896
1,695,000	4.000	01/01/2051	1,843,710
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	26,364,249
7,065,000	4.500	06/30/2048	8,218,766
Michigan Strategic Fund RB for Graphic Packaging International LLC Series 2021 (AMT) (BB/Ba2)(c)(d)
4,700,000	4.000	10/01/2026	5,217,616
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
1,875,000	5.000	05/15/2037	2,189,620
1,400,000	5.000	05/15/2044	1,617,953
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(e)
42,935,000	0.000	06/01/2052	4,838,148
Star International Academy RB Refunding Series 2020 (BBB/NR)
2,000,000	5.000	03/01/2030	2,323,829
3,480,000	5.000	03/01/2033	4,001,926
Tipton Academy Michigan Public School Academy RB Series 2021 (BB/NR)
5,155,000	4.000	06/01/2051	5,145,883

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Universal Academy RB Refunding Series 2021 (BBB-/NR)
$1,035,000	4.000%	12/01/2040	$1,133,354

			337,026,431

Minnesota – 0.5%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,953,308
2,300,000	4.000	05/01/2049	2,598,808
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (BBB-/NR)
365,000	4.000	12/01/2040	396,923
425,000	4.000	12/01/2050	458,306
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,575,593
3,750,000	6.000	06/15/2039	3,859,699
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,687,188
23,575,000	5.250	02/15/2053	28,408,492
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,425,000	4.000	07/01/2031	1,558,365
1,400,000	4.000	07/01/2036	1,515,276
875,000	4.000	07/01/2041	941,062
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	664,079
660,000	4.000	03/01/2026	708,778
755,000	4.000	03/01/2029	811,152
1,260,000	4.000	03/01/2032	1,330,182
685,000	4.200	03/01/2034	726,092
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BB+/NR)
2,400,000	5.000	05/01/2047	2,648,546
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	489,336
650,000	4.000	12/01/2040	736,673

			61,067,858

Mississippi – 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (A/Baa1)
6,400,000	2.375	06/01/2044	6,320,575

Missouri – 0.5%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(a)(d)
506,335	5.000	04/01/2023	81,781
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(a)(d)
2,556,427	5.000	04/01/2023	412,889

Municipal Bonds – (continued)
Missouri – (continued)
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
2,825,000	3.000	03/01/2046	2,850,953
950,000	4.000	03/01/2046	1,056,361
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
1,925,000	5.000	03/01/2036	2,231,550
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	5,021,747
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
675,000	3.500	11/01/2040	677,090
1,150,000	4.250	11/01/2050	1,156,956
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (AA/A2)
13,905,000	5.000	03/01/2049	16,813,530
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2020 A (AMT) (AGM) (AA/A2)
4,730,000	5.000	03/01/2057	5,764,723
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	1,048,700
1,150,000	5.000	04/01/2046	1,194,448
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,924,880
2,470,000	5.000	09/01/2048	2,954,577
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,839,492
1,065,000	5.000	09/01/2031	1,304,698
1,330,000	5.000	09/01/2033	1,619,600
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	9,024,452
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	408,672
500,000	3.125	10/01/2049	512,165
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
650,000	3.000	05/01/2030	655,678
475,000	3.125	05/01/2035	474,366
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
1,195,000	5.000	04/01/2048	1,394,071
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,925,398

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
$1,250,000	5.750%	04/01/2027	$312,500

			63,661,277

Nevada – 0.5%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
295,000	5.000	06/01/2022	302,372
255,000	5.000	06/01/2023	270,425
200,000	4.250	06/01/2024	214,247
130,000	5.000	06/01/2024	141,476
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
295,000	4.250	06/01/2037	318,942
430,000	4.375	06/01/2042	463,796
495,000	4.500	06/01/2047	534,430
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
500,000	4.000	06/01/2039	546,207
1,400,000	4.000	06/01/2044	1,511,931
1,375,000	4.000	06/01/2049	1,477,575
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	1,100,631
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	607,533
1,275,000	3.125	06/01/2051	1,288,954
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
335,000	4.250	06/01/2034	372,501
455,000	4.500	06/01/2039	509,026
335,000	4.625	06/01/2043	373,218
585,000	4.625	06/01/2049	647,310
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(a)
550,000	2.500	06/15/2024	558,615
1,745,000	2.750	06/15/2028	1,803,158
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
805,000	5.100	03/01/2022	797,853
2,145,000	5.125	03/01/2025	2,000,628
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,330,350
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2030	841,287
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
635,000	5.000	07/01/2035	773,591
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,795,000	5.000	07/01/2043	3,349,323
26,275,000	4.000	07/01/2049	29,269,065

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,325,000	5.000	07/01/2029	1,670,675
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	3,006,873
2,825,000	5.000	07/01/2051	3,211,618

			60,293,610

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(a)
1,800,000	2.950	04/01/2029	1,931,395
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B/B1)(a)(c)(d)
2,820,000	3.625	07/02/2040	2,970,785
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B/B1)(a)(c)(d)
4,890,000	3.750	07/02/2040	5,171,526
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
12,450,000	4.000	01/01/2051	13,438,091
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (A/NR)
15,000,000	5.000	08/01/2059	23,178,826
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	8,187,573
6,930,000	5.000	08/01/2034	8,581,785
7,290,000	5.000	08/01/2035	9,009,070
7,660,000	5.000	08/01/2036	9,449,568
8,055,000	5.000	08/01/2037	9,914,721
8,470,000	5.000	08/01/2038	10,400,725
8,900,000	5.000	08/01/2039	10,901,799
9,360,000	5.000	08/01/2040	11,440,314

			124,576,178

New Jersey – 6.5%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
750,000	5.000	03/01/2032	897,427
1,010,000	5.000	03/01/2037	1,196,513
1,205,000	5.000	03/01/2042	1,415,875
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
950,000	4.000	07/01/2053	1,102,545
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB/Baa2)
2,500,000	5.000	06/15/2026	2,573,194
1,000,000	5.000	06/15/2028	1,028,859
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,022,691
1,000,000	5.000	06/15/2037	1,023,185
1,000,000	5.125	06/15/2043	1,023,287

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BB+/Baa3)
$3,500,000	4.000%	07/01/2032	$3,933,498
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,104,261
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2037	549,930
1,150,000	5.000	07/01/2047	1,249,107
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB/Baa1)
4,500,000	5.000	06/15/2041	5,311,589
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A+/A1)
4,725,000	3.000	08/01/2041	4,816,079
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
25,180,000	7.425	02/15/2029	32,260,755
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
1,400,000	4.000	06/15/2046	1,604,927
5,840,000	4.000	06/15/2050	6,675,407
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
7,500,000	5.500	04/01/2028	7,525,774
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
8,500,000	5.250	09/15/2029	8,859,134
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,515,563
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,515,563
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB/Baa1)
2,470,000	5.000	06/15/2047	2,951,723
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB/Baa1)
5,000,000	5.000	06/15/2042	6,014,453
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba2)
3,450,000	4.000	07/01/2042	3,619,448
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (AA/A2)
1,110,000	3.250	07/01/2049	1,167,546
1,000,000	4.000	07/01/2050	1,127,694

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
3,350,000	3.000	07/01/2050	3,437,318
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,171,937
1,000,000	5.000	07/01/2029	1,166,677
900,000	5.000	07/01/2030	1,043,813
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,513,969
5,600,000	5.000	07/01/2046	6,396,183
New Jersey State Turnpike Authority RB Series 2021 A (A+/A2)
3,500,000	4.000	01/01/2042	4,111,048
4,750,000	4.000	01/01/2051	5,498,886
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(e)
134,205,000	0.000	12/15/2035	97,430,092
63,415,000	0.000	12/15/2036	44,607,037
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(e)
41,545,000	0.000	12/15/2035	29,740,483
46,515,000	0.000	12/15/2038	30,129,277
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(e)
12,000,000	0.000	12/15/2026	11,172,469
9,240,000	0.000	12/15/2029	7,940,107
1,900,000	0.000	12/15/2034	1,402,818
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,923,500
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB/Baa1)
26,100,000	5.000	06/15/2038	28,848,286
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
2,525,000	5.250	06/15/2041	2,904,401
5,075,000	5.000	06/15/2045	5,766,958
1,750,000	5.000	06/15/2046	1,987,764
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(e)
11,150,000	0.000	12/15/2033	8,713,907
25,400,000	0.000	12/15/2034	19,274,632
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(e)
5,000,000	0.000	12/15/2027	4,567,008
24,445,000	0.000	12/15/2030	20,570,348
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB/Baa1)(e)
52,985,000	0.000	12/15/2036	36,714,854

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(e)
$2,625,000	0.000%	12/15/2033	$2,000,142
1,565,000	0.000	12/15/2036	1,084,434
36,240,000	0.000	12/15/2038	23,473,826
16,135,000	0.000	12/15/2039	10,091,453
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2010 A (BBB/Baa1)(e)
7,095,000	0.000	12/15/2040	4,292,517
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
1,610,000	4.000	12/15/2039	1,849,803
3,630,000	5.000	12/15/2039	4,516,336
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,782,303
4,600,000	5.000	06/15/2031	5,394,582
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
6,120,000	4.000	12/15/2031	7,178,253
7,180,000	5.000	12/15/2033	8,900,949
6,070,000	5.000	12/15/2035	7,499,062
7,585,000	5.000	12/15/2036	9,366,321
5,275,000	4.250	12/15/2038	6,097,808
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
4,075,000	5.000	06/15/2038	5,172,613
4,975,000	3.000	06/15/2050	5,107,891
9,800,000	4.000	06/15/2050	11,201,882
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB/Baa1)
5,675,000	5.000	06/15/2034	7,028,590
20,000,000	5.250	06/15/2043	24,865,586
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
8,010,000	4.000	06/15/2044	9,019,046
6,000,000	5.000	06/15/2044	7,326,387
3,075,000	3.500	06/15/2046	3,287,338
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	30,165,316
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,137,790
2,750,000	5.250	06/01/2046	3,317,828
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
33,620,000	5.000	06/01/2046	39,396,467
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
10,055,000	6.750	12/01/2041	10,499,464

			758,173,786

Municipal Bonds – (continued)
New Mexico – 0.0%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	561,412
1,000,000	5.000	05/15/2049	1,119,565
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
450,000	4.000	09/01/2033	522,772
375,000	4.000	09/01/2034	434,143
300,000	4.000	09/01/2035	346,652
1,125,000	4.000	09/01/2040	1,282,630

			4,267,174

New York – 7.3%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,276,280
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (NR/Ba1)(e)
1,175,000	0.000	07/15/2046	577,085
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (NR/Ba1)
2,750,000	5.000	07/15/2025	3,184,812
2,575,000	5.000	07/15/2026	3,071,881
2,125,000	5.000	07/15/2028	2,547,783
3,105,000	5.000	07/15/2042	3,589,733
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
2,820,000	4.000	04/01/2050	3,201,045
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
375,000	4.000	06/15/2036	422,575
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(a)
3,875,000	5.000	12/01/2051	4,381,100
2,180,000	5.000	12/01/2055	2,448,057
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	06/15/2051	635,184
450,000	4.000	06/15/2056	482,510
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(a)
850,000	2.500	06/15/2031	839,143
4,965,000	5.000	06/15/2051	5,840,644
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(a)
4,290,000	5.000	07/01/2045	5,134,776
5,175,000	5.000	07/01/2051	6,167,148
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(a)(e)
66,000,000	0.000	06/01/2060	3,573,959
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	763,043
865,000	5.000	07/01/2033	1,013,234
815,000	5.000	07/01/2035	952,051

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR) – (continued)
$640,000	5.000%	07/01/2036	$747,101
455,000	5.000	07/01/2038	528,914
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
2,100,000	5.250	07/01/2056	2,299,193
Metropolitan Transportation Authority RB 2013 B (BBB+/A3)
800,000	5.000	11/15/2038	848,533
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
4,750,000	5.000	02/01/2023	5,039,021
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
4,470,000	4.000	02/01/2022	4,523,500
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
645,000	5.000	11/15/2027	762,553
880,000	5.000	11/15/2028	1,037,023
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM) (AA/A3)
5,840,000	5.000	11/15/2052	7,115,131
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
16,500,000	4.000	11/15/2054	18,922,863
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (BBB+/A3)
7,095,000	5.000	11/15/2047	8,511,825
1,825,000	5.000	11/15/2049	2,185,939
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
36,010,000	4.750	11/15/2045	42,225,837
5,835,000	5.000	11/15/2050	6,984,006
24,755,000	5.250	11/15/2055	30,064,730
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
26,150,000	5.000	11/15/2044	31,767,867
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
1,700,000	4.000	11/15/2048	1,888,997
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
1,175,000	4.000	11/15/2049	1,303,259
46,815,000	4.000	11/15/2050	51,873,384
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,705,000	5.000	11/15/2033	5,899,251
9,415,000	4.000	11/15/2045	10,495,184
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (BBB+/A3)
1,655,000	5.000	11/15/2025	1,919,068
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,555,000	4.000	11/15/2032	2,931,551
950,000	4.000	11/15/2035	1,079,114

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (BBB+/A3)(e)
650,000	0.000	11/15/2040	398,600
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
545,000	5.000	11/15/2027	654,833
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
740,000	5.000	11/15/2029	882,677
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
3,635,000	5.000	11/15/2029	4,228,595
1,850,000	5.250	11/15/2031	2,162,346
Metropolitan Transportation Authority RB Series 2013 A (BBB+/A3)
4,320,000	5.000	11/15/2043	4,571,782
Metropolitan Transportation Authority RB Series 2013 E (BBB+/A3)
2,120,000	5.000	11/15/2038	2,287,966
Metropolitan Transportation Authority RB Series 2014 A-1 (BBB+/A3)
505,000	5.250	11/15/2039	548,386
1,895,000	5.000	11/15/2044	2,037,594
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
595,000	5.000	11/15/2028	712,375
7,120,000	5.000	11/15/2034	8,387,084
Metropolitan Transportation Authority RB Subseries 2014 D-1 (BBB+/A3)
2,115,000	5.000	11/15/2039	2,353,024
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
490,000	5.000	11/15/2025	559,358
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(e)
202,665,000	0.000	06/01/2060	15,358,136
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
5,000,000	5.000	03/01/2044	6,008,969
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,067,944
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
10,925,000	3.000	01/01/2046	11,448,902
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
2,545,000	3.000	03/01/2049	2,674,445
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
1,975,000	3.000	03/01/2049	2,008,529
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (BBB/Baa2)(g)
1,000,000	5.000	08/01/2025	1,167,370
New York City Transitional Finance Authority Future Tax Secured RB Subseries 2013 C-4 (AAA/Aa1)(c)(d)
24,765,000	0.090	10/01/2021	24,765,000

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(c)(d)
$26,000,000	0.080%	10/02/2021	$26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries B-1 (AAA/Aa1)
5,110,000	4.000	11/01/2045	5,909,500
New York City Water & Sewer System RB Series 2020 GG-1 (AA+/Aa1)
10,000,000	4.000	06/15/2050	11,517,099
New York City Water & Sewer System RB Series 2021 A Subseries 2021 AA-1 (AA+/Aa1)
6,615,000	3.000	06/15/2051	6,913,925
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(e)
178,305,000	0.000	06/01/2060	11,404,424
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
18,700,000	5.000	11/15/2044	20,474,065
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
1,250,000	2.625	09/15/2069	1,278,176
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,430,000	2.800	09/15/2069	1,453,207
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (BBB-/NR)
750,000	5.000	07/01/2051	876,949
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A/A3)
37,050,000	4.000	07/01/2050	42,601,190
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	159,004
150,000	3.670	07/01/2027	159,808
60,000	3.760	07/01/2028	64,068
300,000	3.820	07/01/2029	318,817
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
615,000	4.000	07/01/2031	695,862
870,000	4.000	07/01/2032	980,187
925,000	4.000	07/01/2033	1,037,903
845,000	4.000	07/01/2035	942,921
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (AA/A2)
6,645,000	3.000	09/01/2050	6,863,059
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB-/Baa3)
6,485,000	4.000	09/01/2045	7,307,200
6,170,000	4.000	09/01/2050	6,920,782
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(a)(c)(d)
1,685,000	2.875	12/03/2029	1,802,081

Municipal Bonds – (continued)
New York – (continued)
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(c)(d)
2,905,000	2.750	09/02/2025	3,044,662
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
1,245,000	5.000	01/01/2029	1,511,914
7,050,000	5.000	01/01/2030	8,510,086
795,000	5.000	01/01/2031	954,934
5,250,000	5.000	01/01/2033	6,287,452
5,565,000	4.000	01/01/2036	6,240,180
10,000,000	5.000	01/01/2036	11,943,952
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
9,320,000	4.000	10/01/2030	10,880,401
9,625,000	5.000	10/01/2035	12,012,431
13,230,000	5.000	10/01/2040	16,346,557
20,005,000	4.375	10/01/2045	23,165,098
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
2,850,000	4.000	10/31/2046	3,231,993
16,645,000	4.000	04/30/2053	18,725,587
New York Transportation Development Corp. RB Refunding for American Airlines, Inc. Series 2021 (AMT) (B/NR)
3,760,000	3.000	08/01/2031	4,022,003
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
1,080,000	5.000	12/01/2030	1,373,422
845,000	5.000	12/01/2033	1,068,310
750,000	5.000	12/01/2035	937,644
660,000	5.000	12/01/2037	825,025
660,000	4.000	12/01/2039	747,753
950,000	4.000	12/01/2042	1,063,644
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,600,000	4.000	12/01/2039	1,832,575
1,975,000	4.000	12/01/2040	2,256,953
1,740,000	4.000	12/01/2041	1,967,516
1,695,000	4.000	12/01/2042	1,917,005
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,010,000	4.000	07/01/2035	5,424,686
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	10,206,829
5,025,000	5.000	07/01/2034	5,572,095
2,500,000	4.000	07/01/2041	2,685,340
4,540,000	5.000	07/01/2041	5,038,889
10,000,000	4.000	07/01/2046	10,733,826
21,200,000	5.250	01/01/2050	23,628,223
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
5,600,000	5.000	08/01/2026	5,611,360

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
$7,655,000	5.250%	08/01/2031	$9,079,278
5,990,000	5.375	08/01/2036	7,529,614
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,586,654
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,625,820
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
490,000	4.000	12/01/2032	570,067
590,000	4.000	12/01/2033	684,206
490,000	4.000	12/01/2034	566,572
505,000	4.000	12/01/2035	582,854
610,000	4.000	12/01/2036	702,473
740,000	4.000	12/01/2037	849,773
490,000	4.000	12/01/2038	561,385
1,470,000	3.000	12/01/2039	1,547,724
980,000	3.000	12/01/2040	1,029,638
1,960,000	4.000	12/01/2049	2,193,624
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	428,309
4,835,000	3.000	07/01/2044	4,389,378
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
11,635,000	4.000	07/15/2046	13,338,935
6,000,000	4.000	07/15/2051	6,847,567
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
4,735,000	4.000	07/15/2055	5,382,541
5,685,000	4.000	07/15/2060	6,438,270
Port Authority of New York & New Jersey RB Refunding Series 223 (AMT) (A+/Aa3)
9,400,000	4.000	07/15/2061	10,710,245
Port Authority of New York & New Jersey RB Refunding Series 223rd (AMT) (A+/Aa3)
1,650,000	5.000	07/15/2056	2,037,695
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-2 (NR/NR)(e)
15,000,000	0.000	06/01/2066	2,854,422
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
700,000	5.000	09/01/2038	884,828
955,000	5.000	09/01/2039	1,204,075
945,000	4.000	09/01/2040	1,103,135
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,999,005
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(a)
1,785,000	4.125	12/01/2041	1,762,025

Municipal Bonds – (continued)
New York – (continued)
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	554,143
610,000	5.000	10/15/2049	699,767
530,000	5.000	10/15/2054	605,956
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (BB/NR)
725,000	5.000	10/15/2040	857,835
1,325,000	5.000	10/15/2050	1,537,810

			859,533,997

North Carolina – 0.8%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (AA-/Aa3)
15,000,000	3.000	07/01/2046	15,982,173
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,370,000	5.000	12/31/2037	1,508,549
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)(g)
3,800,000	4.750	03/01/2022	3,869,262
2,000,000	5.000	03/01/2022	2,038,492
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
365,000	4.000	09/01/2046	417,575
950,000	4.000	09/01/2051	1,083,526
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	1,094,410
5,575,000	4.000	03/01/2051	6,028,928
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	1,064,455
1,310,000	5.000	10/01/2050	1,464,001
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
6,325,000	3.000	07/01/2045	6,577,949
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,614,601
1,650,000	5.000	07/01/2039	1,856,613
1,035,000	4.000	07/01/2044	1,105,254
1,160,000	5.000	07/01/2044	1,296,949
2,000,000	5.000	07/01/2049	2,227,578
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,022,467
2,000,000	5.000	09/01/2037	2,151,616
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
10,350,000	5.000	01/01/2049	12,810,466
4,250,000	4.000	01/01/2055	4,846,758

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
$16,000,000	5.000%	01/01/2049	$19,341,653
5,450,000	4.000	01/01/2055	6,114,510

			95,517,785

Ohio – 3.5%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
770,000	4.000	06/01/2037	894,515
1,025,000	4.000	06/01/2038	1,187,214
1,000,000	4.000	06/01/2039	1,154,818
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
12,530,000	3.000	06/01/2048	12,818,225
4,185,000	4.000	06/01/2048	4,653,671
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
101,450,000	5.000	06/01/2055	114,840,578
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(e)
121,740,000	0.000	06/01/2057	19,485,644
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,676,632
2,700,000	5.250	11/01/2047	2,970,450
2,320,000	5.250	11/01/2050	2,548,382
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
22,490,000	5.375	09/15/2027	22,566,052
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(a)
1,150,000	4.500	12/01/2055	1,217,552
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (BB/NR)(a)
1,445,000	4.000	12/01/2055	1,512,564
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	586,264
825,000	4.000	09/01/2045	869,557
1,075,000	5.000	09/01/2049	1,223,446
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	9,345,657
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	42,670,045
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,331,516
7,500,000	5.000	02/15/2042	8,751,730

Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3) – (continued)
7,500,000	4.750	02/15/2047	8,429,831
1,500,000	5.000	02/15/2057	1,738,293
1,000,000	5.500	02/15/2057	1,179,227
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
10,975,000	5.000	12/01/2051	12,618,728
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,063,664
1,610,000	5.000	01/01/2046	1,658,847
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,311,173
Northeast Ohio Medical University RB Refunding Series 2021 A (NR/Baa2)
450,000	3.000	12/01/2040	461,437
200,000	4.000	12/01/2045	223,017
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
1,875,000	3.750	01/15/2028	2,085,562
2,880,000	4.250	01/15/2038	3,289,830
18,110,000	4.500	01/15/2048	20,954,449
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (BBB-/Ba1)
4,140,000	3.250	09/01/2029	4,439,341
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (NR/A3)
7,810,000	5.000	01/15/2045	9,384,682
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
4,790,000	5.000	12/01/2050	5,542,218
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,159,358
2,085,000	5.000	12/01/2038	2,220,071
5,000,000	5.000	12/01/2048	5,244,673
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A/A2)
6,650,000	3.000	01/15/2045	6,947,560
31,660,000	4.000	01/15/2050	35,917,137
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(a)
2,095,000	4.250	12/01/2050	2,118,118
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
4,725,000	6.500	12/01/2030	5,459,273
10,000,000	7.000	12/01/2042	11,482,801

			412,233,802

Oklahoma – 0.7%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,204,734
6,000,000	5.000	09/01/2045	7,290,606

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
$2,400,000	4.000%	08/15/2052	$2,626,857
2,500,000	4.125	08/15/2057	2,749,283
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	18,283,634
10,700,000	5.500	08/15/2057	13,042,325
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(a)
2,470,000	4.375	12/01/2041	2,370,374
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,857,829
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	25,912,402
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(c)(d)
9,070,000	5.000	06/01/2025	10,142,069

			86,480,113

Oregon – 0.2%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	143,163
225,000	5.375	11/15/2055	248,401
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
1,875,000	5.000	08/15/2045	2,340,025
3,850,000	4.000	08/15/2050	4,414,095
2,850,000	5.000	08/15/2050	3,540,352
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
5,000,000	4.000	08/15/2045	5,808,205
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
1,750,000	5.000	10/01/2040	2,155,015
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (BBB/Baa2)
4,700,000	4.000	10/01/2051	5,278,562
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(a)
860,000	5.000	11/01/2039	1,028,771
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
1,440,000	5.000	11/15/2046	1,680,508

			26,637,097

Pennsylvania – 3.3%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,538,369
1,000,000	5.000	09/01/2035	1,022,655

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	35,947,354
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B/B3)
3,900,000	4.875	11/01/2024	4,263,057
2,500,000	5.125	05/01/2030	3,024,319
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (NR/Baa3)(h)
700,000	5.000	05/01/2032	888,618
850,000	5.000	05/01/2033	1,075,060
950,000	5.000	05/01/2034	1,197,010
850,000	5.000	05/01/2035	1,068,128
950,000	5.000	05/01/2036	1,190,059
7,875,000	5.000	05/01/2042	9,734,909
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(a)
2,000,000	5.000	05/01/2027	2,360,109
1,400,000	5.000	05/01/2032	1,627,728
6,950,000	5.000	05/01/2042	7,969,568
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(a)
250,000	5.000	05/01/2028	299,668
1,000,000	5.000	05/01/2033	1,183,280
2,750,000	5.000	05/01/2042	3,231,800
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,493,052
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB-/WR)
950,000	5.000	11/01/2029	1,081,062
1,745,000	5.000	11/01/2030	1,977,062
1,425,000	5.000	11/01/2034	1,598,215
7,850,000	4.000	11/01/2047	8,110,428
8,745,000	5.000	11/01/2047	9,622,436
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
4,600,000	4.000	07/01/2046	5,110,087
6,600,000	4.000	07/01/2051	7,298,967
4,005,000	5.000	07/01/2054	4,833,940
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,289,412
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Ba2)
500,000	5.000	08/01/2035	513,213
1,000,000	5.000	08/01/2045	1,021,090

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Chester County Industrial Development Authority RB for Longwood Gardens, Inc. Series 2021 (NR/Aa2)
$9,400,000	4.000%	12/01/2046	$10,991,708
7,145,000	4.000	12/01/2051	8,324,116
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,036,986
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,307,478
1,900,000	5.000	06/01/2035	2,303,394
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,806,260
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(f)
	(3 Mo. LIBOR + 0.55%),
645,000	0.634	11/01/2026	647,020
Cumberland County Municipal Authority RB Refunding Series 2015 (BBB+/NR)
1,355,000	5.000	01/01/2038	1,489,556
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(g)
145,000	5.000	01/01/2025	165,853
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(a)
5,100,000	5.875	10/15/2040	6,126,919
17,325,000	6.250	10/15/2053	20,930,627
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,370,066
2,375,000	5.000	07/01/2049	2,784,396
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,183,817
900,000	5.000	12/01/2048	963,500
1,750,000	5.000	12/01/2053	1,869,936
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(f)
	(3 Mo. LIBOR + 0.77%),
52,950,000	0.854	05/01/2037	51,108,754
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,484,079
2,300,000	5.000	06/01/2044	2,828,603
5,700,000	4.000	06/01/2049	6,447,974
4,225,000	5.000	06/01/2049	5,166,650
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,420,789
1,500,000	5.000	04/01/2033	1,518,723
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
750,000	5.000	03/01/2045	845,568
1,000,000	5.000	03/01/2050	1,124,730

Municipal Bonds – (continued)
Pennsylvania – (continued)
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
300,000	5.000	03/01/2033	359,037
315,000	5.000	03/01/2034	375,963
450,000	4.000	03/01/2035	491,390
465,000	4.000	03/01/2036	505,310
275,000	4.000	03/01/2037	298,131
335,000	4.000	03/01/2039	361,544
250,000	4.000	03/01/2040	269,189
250,000	4.000	03/01/2041	268,430
625,000	4.000	03/01/2046	667,028
675,000	4.000	03/01/2051	718,399
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
2,365,000	5.000	11/15/2045	2,854,058
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,900,000	5.000	11/01/2044	2,149,819
2,100,000	5.000	11/01/2049	2,368,602
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,101,666
1,245,000	5.000	05/01/2049	1,443,347
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)
2,250,000	4.000	07/01/2046	2,504,148
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(f)
	(3 Mo. LIBOR + 0.60%),
8,480,000	0.697	07/01/2027	8,429,226
	(3 Mo. LIBOR + 0.65%),
10,850,000	0.747	07/01/2039	9,981,207
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BB/NR)
5,645,000	5.000	05/01/2042	5,760,173
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
4,380,000	5.000	05/01/2046	5,399,933
10,145,000	4.000	05/01/2050	11,578,885
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	408,322
400,000	5.000	07/01/2035	444,248
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,683,617
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,414,150

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
$310,000	5.000%	08/01/2040	$372,523
975,000	5.000	08/01/2050	1,153,076
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(a)
2,860,000	5.000	06/15/2050	3,287,204
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
2,000,000	5.625	07/01/2042	2,063,319
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	593,697
2,000,000	5.000	07/01/2029	2,360,969
3,000,000	5.000	07/01/2030	3,522,080
2,615,000	5.000	07/01/2031	3,058,789
1,000,000	5.000	07/01/2032	1,166,904
4,425,000	5.000	07/01/2033	5,151,836
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
530,000	5.000	11/15/2021	530,781
2,450,000	5.000	11/15/2028	2,507,074
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,278,466
2,325,000	5.000	01/01/2038	2,683,400
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
475,000	5.000	10/01/2039	535,227
1,125,000	5.000	10/01/2049	1,246,716
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
4,600,000	5.000	11/01/2044	4,656,787
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,080,313
1,000,000	5.000	07/01/2035	1,086,319
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
1,320,000	4.000	07/01/2037	1,545,549

			385,535,008

Puerto Rico – 7.9%
Commonwealth of Puerto Rico GO Bonds Series 2006 A (NR/NR)*
115,000	5.250	07/01/2030	111,694
Commonwealth of Puerto Rico GO Bonds Series 2007 A (NR/NR)*
4,000,000	5.250	07/01/2032	3,880,000
4,035,000	5.250	07/01/2037	3,929,081

Municipal Bonds – (continued)
Puerto Rico – (continued)
Commonwealth of Puerto Rico GO Refunding Bonds Series 2011 C (NR/NR)*
155,000	6.000	07/01/2035	143,375
205,000	6.500	07/01/2040	194,237
Commonwealth of Puerto Rico GO Refunding Bonds Series 2011 E (NR/NR)*
2,000,000	6.000	07/01/2029	1,960,000
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
5,185,000	5.500	07/01/2039	4,757,237
13,825,000	5.000	07/01/2041	12,096,875
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
96,730,000	8.000	07/01/2035	83,429,625
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
20,000,000	5.000	07/01/2035	24,863,394
20,750,000	5.000	07/01/2047	24,955,326
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(a)
14,100,000	2.750	07/01/2023	14,111,854
9,400,000	3.500	07/01/2026	9,420,331
9,400,000	3.750	07/01/2027	9,424,047
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(a)(h)
9,400,000	5.000	07/01/2033	11,468,222
9,400,000	5.000	07/01/2037	11,327,467
9,400,000	4.000	07/01/2042	10,364,637
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/WR)
115,000	4.500	07/01/2027	118,636
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(a)
320,000	5.000	07/01/2022	330,186
315,000	5.000	07/01/2025	361,185
850,000	5.000	07/01/2033	1,085,912
450,000	5.000	07/01/2037	566,102
1,000,000	4.000	07/01/2042	1,135,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(a)
495,000	5.000	07/01/2025	567,576
1,355,000	5.000	07/01/2033	1,731,057
7,550,000	5.000	07/01/2037	9,497,941
23,435,000	4.000	07/01/2042	26,601,952
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	396,630
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/WR)
28,730,000	5.250	07/01/2038	31,220,497
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
1,860,000	5.250	07/01/2033	2,029,373
680,000	5.250	07/01/2034	736,565
6,675,000	5.250	07/01/2036	7,268,783

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/WR)*
$215,000	5.000%	07/01/2028	$34,938
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/WR)
1,585,000	5.500	07/01/2023	1,656,351
2,050,000	5.500	07/01/2027	2,253,884
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)*
130,000	4.625	07/01/2030	126,588
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(f)
	(3 Mo. LIBOR + 0.52%),
52,372,000	0.617	07/01/2029	51,883,867
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (D/Baa2)
1,250,000	5.250	07/01/2032	1,353,693
435,000	5.250	07/01/2035	474,457
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)*
60,000	3.750	07/01/2022	56,025
390,000	3.875	07/01/2023	364,650
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)*
215,000	3.300	07/01/2019	199,950
80,000	3.500	07/01/2020	75,300
155,000	3.625	07/01/2021	145,894
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/WR)*
1,000	5.000	07/01/2024	927
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)*
100,000	4.375	07/01/2022	97,375
65,000	5.000	07/01/2022	63,538
190,000	4.500	07/01/2023	185,013
125,000	5.000	07/01/2024	122,187
90,000	4.625	07/01/2025	87,637
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
65,000	3.700	07/01/2017	60,450
1,230,000	5.000	07/01/2017	1,188,487
145,000	4.250	07/01/2018	138,837
3,130,000	5.000	07/01/2019	3,032,188
260,000	4.250	07/01/2020	250,575
25,000	5.250	07/01/2020	24,438
80,000	4.375	07/01/2021	78,000
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)*
1,295,000	5.000	07/01/2032	1,265,862
1,385,000	5.000	07/01/2037	1,353,838
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)*
300,000	4.200	07/01/2019	287,250
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)*
3,765,000	5.250	07/01/2033	3,694,406

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (NR/NR)*
2,000,000	5.500	07/01/2020	1,960,000
Puerto Rico Electric Power Authority RB Series 2010 AAA (D/WR)*
4,000	5.250	07/01/2027	3,730
4,000	5.250	07/01/2028	3,730
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)*
130,000	5.250	07/01/2023	127,563
1,485,000	5.250	07/01/2027	1,457,156
2,115,000	5.250	07/01/2028	2,075,344
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)*
90,000	5.400	07/01/2028	85,950
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)*
80,000	5.000	07/01/2022	78,200
90,000	4.250	07/01/2023	87,638
60,000	4.500	07/01/2023	58,425
50,000	4.600	07/01/2024	48,687
210,000	4.625	07/01/2025	204,487
900,000	5.000	07/01/2025	879,750
25,000	5.000	07/01/2026	24,438
40,000	4.800	07/01/2027	38,950
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)*
1,175,000	5.950	07/01/2030	1,128,000
4,620,000	6.050	07/01/2032	4,435,200
115,000	6.250	07/01/2040	110,544
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
20,000	4.875	07/01/2027	19,475
7,590,000	5.250	07/01/2040	7,447,688
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)*
2,130,000	6.125	07/01/2040	2,060,775
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)*
1,905,000	4.800	07/01/2029	1,854,994
14,720,000	5.000	07/01/2042	14,388,800
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
715,000	7.250	07/01/2030	721,256
5,210,000	7.000	07/01/2033	5,242,562
6,190,000	7.000	07/01/2040	6,228,688
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)*
747,236	10.000	07/01/2019	768,719
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)*
747,235	10.000	07/01/2019	768,718
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
5,036,850	10.000	01/01/2021	5,181,659

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
$5,036,850	10.000%	07/01/2021	$5,181,659
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
1,678,950	10.000	01/01/2022	1,746,108
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
1,678,950	10.000	07/01/2022	1,746,108
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
2,000,000	5.250	07/01/2041	2,203,499
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
2,395,000	5.250	07/01/2035	2,598,413
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
470,000	5.250	07/01/2032	520,454
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
100,000	5.500	07/01/2029	111,848
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
185,000	5.500	07/01/2031	208,030
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,455,000	5.500	07/01/2029	2,745,873
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
330,000	5.500	07/01/2026	365,167
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/WR)
3,825,000	5.250	07/01/2031	4,172,557
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
320,000	5.250	07/01/2034	346,619
27,260,000	5.250	07/01/2036	29,681,792
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,570,000	5.250	07/01/2033	1,703,787
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/WR)*
3,400,000	5.500	07/01/2024	1,912,500
5,565,000	5.500	07/01/2026	3,130,312
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,982,121
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NR/WR)*
420,000	5.000	07/01/2038	236,250
Puerto Rico Highway & Transportation Authority RB Series 2003 G (NR/WR)*
1,705,000	5.000	07/01/2042	959,063
Puerto Rico Highway & Transportation Authority RB Series 2005 K (NR/WR)*
1,900,000	5.000	07/01/2024	1,068,750
9,425,000	5.000	07/01/2030	5,301,562

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Series 2007 M (NR/WR)*
445,000	4.125	07/01/2019	250,312
940,000	5.000	07/01/2025	528,750
1,470,000	5.000	07/01/2026	826,875
1,850,000	5.000	07/01/2027	1,040,625
2,825,000	5.000	07/01/2037	1,589,063
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/WR)(e)
4,785,000	0.000	07/01/2034	2,673,553
3,850,000	0.000	07/01/2035	2,053,287
2,785,000	0.000	07/01/2037	1,340,820
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P-PSA (COMWLTH GTD) (NR/NR)*
1,000,000	6.125	07/01/2023	1,092,500
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
4,313,000	0.000	07/01/2031	3,436,714
10,295,000	0.000	07/01/2033	7,631,475
87,330,000	0.000	07/01/2046	28,723,073
151,670,000	0.000	07/01/2051	36,053,203
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
137,486,000	4.329	07/01/2040	152,459,861
562,000	4.536	07/01/2053	621,490
12,699,000	4.784	07/01/2058	14,236,364
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,322,279
3,447,000	4.550	07/01/2040	3,873,623
30,365,000	4.750	07/01/2053	33,976,391
108,234,000	5.000	07/01/2058	122,765,497

			928,550,893

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(e)
124,220,000	0.000	06/01/2052	19,541,148

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,963,000	6.875	11/01/2035	2,969,203
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,718,374
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(a)
910,000	8.750	07/01/2025	919,283
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	9,109,829

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
$2,250,000	4.000%	04/15/2045	$2,587,849
2,000,000	3.000	04/15/2049	2,078,990

			20,383,528

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
1,050,000	4.000	08/01/2056	1,141,280
1,450,000	4.000	08/01/2061	1,563,224

			2,704,504

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
2,200,000	4.000	08/01/2044	2,493,912
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,293,603
City of Clarksville RB for Water Sewer & Gas Series 2021 A (AA/Aa2)
14,450,000	4.000	02/01/2051	16,879,996
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/A3)
5,230,000	4.000	07/01/2040	5,923,597
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/A3)
1,500,000	5.000	08/15/2042	1,552,768
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750	07/01/2027	96,966
150,000	5.625	01/01/2046	141,439
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,946,066
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	376,369
230,000	5.000	10/01/2034	280,781
375,000	5.000	10/01/2039	452,612
450,000	5.000	10/01/2048	534,245
Metropolitan Nashville Airport Authority (The) RB Series 2019 B (AMT) (A/A2)
7,450,000	5.000	07/01/2054	9,065,509
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	968,703
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (WD/NR)(g)
2,000,000	5.375	12/01/2022	2,118,476

			46,125,042

Municipal Bonds – (continued)
Texas – 5.2%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
410,000	4.250	09/01/2023	423,466
500,000	4.625	09/01/2028	556,216
2,340,000	5.125	09/01/2038	2,664,036
2,580,000	5.250	09/01/2047	2,914,156
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
305,000	4.000	08/15/2036	334,400
560,000	4.000	08/15/2041	609,508
810,000	4.000	08/15/2046	875,982
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BB+/NR)
1,480,000	5.000	01/01/2029	1,683,113
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,141,308
2,435,000	5.000	12/01/2040	2,609,693
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	10,067,435
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/A3)
3,900,000	5.000	01/01/2045	4,454,353
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/A3)
1,600,000	5.000	01/01/2040	1,850,328
2,465,000	5.000	01/01/2046	2,847,042
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/A3)
2,575,000	5.000	01/01/2045	3,152,492
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,537,044
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(a)
867,000	4.000	09/15/2041	844,860
1,271,000	4.250	09/15/2051	1,231,255
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
5,900,000	5.125	11/01/2033	6,432,844
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	443,813
1,490,000	4.000	09/01/2050	1,540,498
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(a)(h)
929,000	4.000	09/01/2051	958,818
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	461,156
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,307,229
1,700,000	5.750	09/01/2047	1,962,901

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
$2,380,000	4.250%	09/01/2049	$2,526,110
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,846,548
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,765,000	7.500	09/01/2045	4,011,360
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,685,000	6.250	09/01/2045	1,765,866
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
215,000	4.750	09/01/2031	215,654
450,000	4.250	09/01/2041	452,883
370,000	5.250	09/01/2041	372,539
550,000	4.500	09/01/2050	552,164
500,000	5.500	09/01/2050	501,867
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
242,000	4.125	09/15/2026	244,474
261,000	4.750	09/15/2031	265,181
900,000	4.250	09/15/2041	913,125
500,000	5.000	09/15/2041	509,805
1,400,000	4.500	09/15/2051	1,425,844
650,000	5.250	09/15/2051	665,210
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(a)
1,071,000	4.000	09/01/2051	1,036,452
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	712,164
994,000	4.125	08/15/2050	1,021,490
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,451,501
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	928,065
1,920,000	4.500	08/15/2048	1,957,761
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,122,553
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,805,082

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,518,247
2,435,000	5.000	09/01/2044	2,699,733
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,545,814
4,715,000	4.500	09/01/2038	5,265,217
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,648,660
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
1,000,000	4.000	09/01/2056	1,006,720
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,768,958
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(a)
2,051,000	4.000	09/01/2051	2,089,646
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(a)
575,000	3.625	09/15/2041	574,977
445,000	4.000	09/15/2050	449,364
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,556,192
900,000	4.750	09/01/2044	988,378
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	1,317,715
400,000	4.000	09/01/2046	407,199
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,355,861
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	1,026,446
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	627,080
2,415,000	4.500	09/15/2049	2,603,783
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	935,297
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
1,890,000	4.000	09/01/2054	1,964,679

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
$700,000	3.500%	09/15/2041	$692,055
830,000	4.125	09/15/2041	825,515
900,000	4.000	09/15/2051	914,032
1,125,000	4.375	09/15/2051	1,112,007
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	323,906
525,000	4.625	09/15/2049	573,399
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
150,000	4.125	09/01/2026	148,681
150,000	4.625	09/01/2031	147,885
900,000	4.125	09/01/2041	877,281
450,000	4.875	09/01/2041	439,335
1,370,000	4.375	09/01/2051	1,329,887
520,000	5.125	09/01/2051	505,257
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
780,000	4.250	09/15/2039	857,158
2,950,000	4.375	09/15/2049	3,217,376
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(a)
585,000	3.625	09/15/2041	580,063
820,000	4.000	09/15/2051	826,019
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,282,289
2,055,000	6.000	09/15/2049	2,273,445
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,669,193
5,200,000	5.125	09/15/2048	5,773,480
3,830,000	6.125	09/15/2048	4,241,429
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(a)
130,000	4.125	09/15/2031	130,520
420,000	4.500	09/15/2041	423,682
1,540,000	4.125	09/15/2051	1,544,964
510,000	4.750	09/15/2051	514,821
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
550,000	5.250	09/01/2040	596,385
355,000	5.625	09/01/2040	385,387
560,000	4.125	09/01/2049	605,278
1,510,000	5.375	09/01/2050	1,629,537
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
1,175,000	3.750	09/01/2040	1,212,745
1,060,000	4.000	09/01/2050	1,093,674
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(a)
467,000	4.000	09/01/2051	479,745

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,415,886
1,465,000	4.500	09/01/2048	1,549,098
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,728,554
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,035,000	4.375	09/01/2049	1,126,142
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	132,046
175,000	4.125	09/01/2050	184,126
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	450,045
835,000	5.000	09/01/2049	932,452
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(a)
401,000	4.000	09/01/2051	410,278
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,388,335
1,185,000	5.500	09/01/2039	1,332,643
1,490,000	4.750	09/01/2049	1,610,167
2,140,000	5.750	09/01/2049	2,402,463
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	792,588
1,250,000	4.000	09/01/2050	1,329,253
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(a)(h)
545,000	4.000	09/01/2051	565,560
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(a)
809,000	3.375	09/15/2041	781,003
565,000	4.000	09/15/2051	571,781
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	1,237,988
1,780,000	4.125	09/15/2050	1,840,576
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	114,478
500,000	4.125	09/15/2040	526,831
1,520,000	4.375	09/15/2050	1,599,750
600,000	5.125	09/15/2050	632,654
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,911,608
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
1,070,000	3.750	09/15/2040	1,106,187
1,490,000	4.000	09/15/2050	1,539,833

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
$665,000	5.375%	09/01/2040	$716,548
1,500,000	5.625	09/01/2050	1,620,947
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
105,000	4.500	09/01/2023	108,401
780,000	5.000	09/01/2028	865,760
2,035,000	5.600	09/01/2038	2,331,430
2,470,000	5.700	09/01/2047	2,800,928
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (BBB-/NR)
1,175,000	4.000	10/01/2050	1,274,366
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (BB-/NR)
1,100,000	5.000	10/01/2050	1,188,598
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (NR/A2)
575,000	4.000	10/01/2050	644,708
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750	09/15/2040	827,683
1,200,000	4.000	09/15/2050	1,241,065
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(a)
985,000	4.500	09/01/2041	989,660
765,000	4.750	09/01/2050	769,779
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,330,952
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
195,000	3.750	08/15/2024	197,877
350,000	4.000	08/15/2029	359,167
1,150,000	4.500	08/15/2035	1,187,653
875,000	5.000	08/15/2044	911,027
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,605,066
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	5,904,340
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,290,000	5.000	09/01/2027	1,385,778
895,000	5.000	09/01/2032	940,688
1,315,000	5.125	09/01/2037	1,367,269
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
15,140,000	0.000	10/01/2046	17,327,446
11,100,000	0.000	10/01/2047	12,718,474
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(f)
	(3 Mo. LIBOR + 0.67%),
23,855,000	0.754	08/15/2035	23,575,143

Municipal Bonds – (continued)
Texas – (continued)
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL-RE) (BB/Baa2)(e)
5,525,000	0.000	11/15/2036	2,504,237
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,455,405
1,800,000	4.750	09/01/2049	1,950,725
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	650,904
510,000	3.875	09/01/2037	557,420
930,000	4.000	09/01/2047	1,007,722
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
15,835,000	5.000	07/15/2028	18,775,962
Houston Airport System RB for United Airlines, Inc. Series 2021 B-1 (AMT) (B-/NR)
3,275,000	4.000	07/15/2041	3,483,741
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (B-/NR)
875,000	5.000	07/01/2027	1,024,851
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
2,750,000	5.000	07/15/2027	3,223,070
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
2,780,000	5.000	07/15/2027	3,247,931
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/Ba3)
10,000,000	6.625	07/15/2038	10,055,793
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (B/Ba3)
9,250,000	5.000	07/01/2029	10,068,619
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (B/NR)
10,500,000	5.000	07/15/2035	11,545,330
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A/A1)
4,225,000	4.000	07/01/2047	4,779,738
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (BBB-/NR)
1,035,000	4.000	10/01/2051	1,123,254
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,076,912
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
265,000	4.500	09/01/2023	274,431
785,000	5.000	09/01/2028	880,592
1,170,000	5.375	09/01/2038	1,320,385
1,930,000	5.125	09/01/2047	2,134,640
1,500,000	5.500	09/01/2047	1,679,705

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
$165,000	2.375%	09/01/2031	$162,075
165,000	2.375	09/01/2032	161,138
175,000	2.375	09/01/2033	169,967
175,000	2.500	09/01/2034	170,392
365,000	2.500	09/01/2036	350,928
385,000	2.625	09/01/2038	372,364
370,000	3.000	09/01/2041	363,947
520,000	3.000	09/01/2046	495,546
1,265,000	3.000	09/01/2051	1,187,954
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (BBB-/NR)
480,000	2.500	09/01/2041	458,079
590,000	3.000	09/01/2044	602,884
650,000	3.000	09/01/2047	660,565
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(a)
19,675,000	4.625	10/01/2031	20,691,357
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	785,082
1,325,000	5.250	02/15/2045	1,444,578
780,000	4.000	02/15/2051	779,597
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,064,375
2,800,000	5.000	09/15/2048	3,113,831
New Home Independent School District GO Bonds Series 2021 (PSF-GTD) (NR/Aaa)
4,690,000	3.000	02/15/2051	4,980,212
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)
1,400,000	4.000	11/01/2055	1,565,637
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (BB+/NR)(h)
1,630,000	4.000	01/01/2036	1,771,104
1,600,000	4.000	01/01/2041	1,724,561
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BBB-/NR)(a)
1,465,000	5.000	08/15/2051	1,665,282
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (NR/WR)(g)
635,000	5.000	04/01/2026	755,529
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(g)
1,000,000	5.000	04/01/2025	1,157,453
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/WR)(g)
1,385,000	4.750	04/01/2024	1,527,664

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
7,520,000	3.000	01/01/2046	7,855,212
11,280,000	3.000	01/01/2051	11,730,472
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	10,064,535
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(a)
1,650,000	2.750	01/01/2036	1,625,045
1,875,000	2.875	01/01/2041	1,835,493
4,700,000	3.000	01/01/2050	4,400,959
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	10,327,441
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,275,638
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(a)
29,500,000	4.100	01/01/2028	28,989,175
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	182,361
460,000	6.000	09/15/2046	474,508
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	883,171
3,275,000	4.375	09/15/2049	3,502,277
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,839,556
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(f)
	(3 Mo. LIBOR + 0.70%),
5,770,000	0.778	12/15/2026	5,794,025
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
2,815,000	5.000	12/15/2031	3,729,985
2,575,000	5.000	12/15/2032	3,445,486
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,781,531
3,750,000	4.000	12/31/2038	4,326,013
3,000,000	4.000	12/31/2039	3,452,340
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,335,870
3,900,000	5.000	12/31/2055	4,325,970

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
$5,000,000	6.750%	06/30/2043	$5,573,409
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
38,190,000	5.000	06/30/2058	45,639,781
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
2,850,000	5.000	08/15/2042	3,185,782
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(a)
1,500,000	4.000	09/01/2043	1,519,582
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,560,628
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,536,224
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (NR/Baa2)
1,630,000	3.000	09/01/2036	1,717,475
860,000	3.000	09/01/2037	902,269
625,000	3.000	09/01/2039	652,510
600,000	3.000	09/01/2040	624,309
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	395,802
457,000	3.375	12/01/2040	463,460
786,000	3.500	12/01/2047	796,612
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
64,000	4.000	12/01/2021	64,242
500,000	4.000	12/01/2027	531,992
1,545,000	4.750	12/01/2035	1,653,578

			603,185,304

Utah – 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(a)
2,010,000	3.750	03/01/2041	2,012,579
7,125,000	4.000	03/01/2051	7,133,044
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(a)
5,000,000	7.375	09/15/2051	4,918,119
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
5,695,000	7.100	08/15/2023	5,906,499
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	10,519,597

Municipal Bonds – (continued)
Utah – (continued)
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,942,684
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(a)
10,175,000	4.000	08/01/2050	10,564,907
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000	06/01/2036	1,560,857
800,000	4.000	06/01/2041	820,723
7,200,000	4.000	06/01/2052	7,298,842
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,583,892
2,500,000	4.000	06/01/2041	2,547,493
6,750,000	4.000	06/01/2052	6,813,686
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,180,000	3.625	02/01/2035	1,219,497
500,000	4.125	02/01/2041	517,075
500,000	4.375	02/01/2051	518,663
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(a)
600,000	7.375	08/15/2051	601,809
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,625,000	4.250	03/01/2051	1,581,532
Salt Lake City RB for International Airport Series 2017 A (AMT) (A/A2)
6,000,000	5.000	07/01/2047	7,118,063
Salt Lake City RB for International Airport Series 2018 A (AMT) (A/A2)
4,640,000	5.000	07/01/2048	5,575,140
Salt Lake City RB for International Airport Series 2021 A (AMT) (A/A2)
14,575,000	5.000	07/01/2051	18,088,066

			99,842,767

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,112,260

Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,800,026
7,910,000	5.000	10/01/2029	7,928,372
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	6,020,867
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (WD/NR)
9,850,000	5.000	10/01/2039	9,582,250

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
$3,515,000	5.000%	10/01/2039	$3,823,404
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
1,945,000	6.000	10/01/2039	1,949,409

			40,104,328

Virginia – 1.5%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	3,023,593
County of Fairfax Sewer RB Series 2021 A (AAA/Aaa)
20,580,000	4.000	07/15/2051	24,314,097
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(a)
5,075,000	3.750	03/01/2036	5,453,852
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
5,000,000	5.000	01/01/2050	6,036,971
5,000,000	5.000	01/01/2059	5,997,633
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000	06/01/2041	632,321
940,000	4.000	06/01/2047	1,011,923
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
710,000	4.000	04/01/2045	792,718
880,000	5.000	04/01/2049	1,056,822
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,280,000	6.706	06/01/2046	11,778,566
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
236,845,000	0.000	06/01/2047	58,128,868
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(e)
34,250,000	0.000	06/01/2047	7,477,104
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
1,525,000	3.000	06/01/2041	1,567,466
1,050,000	4.000	06/01/2046	1,182,688
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
1,375,000	5.000	12/31/2047	1,635,968
520,000	5.000	12/31/2052	614,995
26,545,000	5.000	12/31/2056	31,374,281
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
4,250,000	5.000	01/01/2044	4,294,594
3,370,000	5.000	07/01/2049	3,404,528

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(a)(c)(d)
1,000,000	5.000	07/01/2038	1,050,893

			170,829,881

Washington – 1.2%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
7,355,000	5.000	04/01/2030	7,795,699
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A+/A1)
7,000,000	5.000	08/01/2046	8,766,958
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,575,135
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,125,000	4.000	05/01/2050	1,274,599
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM) (AA/Baa3)
1,000,000	4.000	07/01/2058	1,115,981
Washington State Convention Center Public Facilities District RB Series 2018 (BBB-/Baa1)
16,450,000	5.000	07/01/2048	19,823,242
37,700,000	4.000	07/01/2058	42,198,119
35,975,000	5.000	07/01/2058	43,270,108
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(a)
1,350,000	5.000	01/01/2049	1,513,882
3,800,000	5.000	01/01/2055	4,239,602

			134,573,325

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
955,000	3.000	03/01/2035	952,171
2,685,000	3.000	03/01/2037	2,652,758
2,685,000	3.250	03/01/2041	2,661,733
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(a)
2,725,000	4.125	06/01/2043	3,023,723
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(a)
1,650,000	4.875	06/01/2043	1,775,602
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B/B2)(c)(d)
3,250,000	5.000	07/01/2025	3,528,855
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B/B2)(c)(d)
4,850,000	4.125	07/01/2025	5,118,604

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
$6,120,000	5.000%	01/01/2043	$7,349,024
13,000,000	4.125	01/01/2047	14,527,278
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	2,007,516
1,525,000	5.000	09/01/2039	1,851,160

			45,448,424

Wisconsin – 1.3%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,073,439
2,350,000	4.125	07/01/2049	2,631,416
1,300,000	5.000	07/01/2054	1,538,238
1,600,000	5.000	07/01/2058	1,891,007
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
280,000	4.000	06/15/2029	300,328
385,000	5.000	06/15/2039	419,543
495,000	5.000	06/15/2049	533,326
430,000	5.000	06/15/2054	462,322
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
5,900,000	4.300	11/01/2030	6,572,395
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
760,000	4.000	07/01/2045	847,749
950,000	4.000	07/01/2050	1,055,724
1,185,000	4.000	07/01/2055	1,313,014
1,520,000	4.000	07/01/2059	1,683,202
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(a)
5,650,000	5.000	12/01/2055	6,309,514
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (BBB-/NR)
4,115,000	4.000	07/01/2061	4,452,602
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(a)
1,300,000	5.000	06/15/2054	1,458,531
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (BB-/NR)(a)
520,000	4.000	07/01/2030	559,732
700,000	5.000	07/01/2040	781,225
1,875,000	5.000	07/01/2055	2,059,032
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(a)
300,000	5.000	06/01/2036	332,752
900,000	5.000	06/01/2051	974,867
1,075,000	5.000	06/01/2061	1,157,007
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
3,100,000	5.250	03/01/2045	3,567,632
7,110,000	5.250	03/01/2055	8,126,180

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(a)
9,400,000	4.500	06/01/2056	9,329,625
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,604
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(a)
12,925,000	5.625	06/01/2050	12,884,218
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(a)
14,840,000	6.500	06/01/2045	14,218,545
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	3,083,320
1,525,000	5.350	12/01/2045	1,796,301
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (BB+/NR)(a)
4,470,000	6.000	07/01/2031	4,555,596
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(a)
565,000	5.000	04/01/2040	671,039
2,000,000	5.000	04/01/2050	2,342,022
Public Finance Authority RB for The Foundation of The University of North Carolina at Charlotte, Inc. Series 2021 A (NR/NR)(h)
2,825,000	4.000	09/01/2051	2,941,842
1,875,000	4.000	09/01/2056	1,936,706
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
1,425,000	4.000	01/01/2045	1,613,823
1,900,000	3.000	01/01/2050	1,975,572
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	2,101,995
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	13,182,243
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,557,920
1,360,000	5.000	09/01/2054	1,458,043
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (BB+/NR)(a)
9,950,000	4.500	07/01/2048	11,154,969
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(a)
3,205,000	6.125	10/01/2049	3,522,082
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (BB/NR)(a)
1,020,000	5.000	10/01/2034	1,224,120
350,000	5.000	10/01/2039	415,257

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
$575,000	5.000%	11/15/2044	$667,574
765,000	5.000	11/15/2049	885,323
Public Finance Authority Student Housing RB for CHF- Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,557,482
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
385,000	4.000	03/15/2040	433,886
1,115,000	5.000	03/15/2050	1,321,079
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,315,000	3.000	02/01/2042	1,344,382
435,000	4.000	02/01/2045	487,205

			150,826,547

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,441,489

TOTAL MUNICIPAL BONDS
(Cost $10,311,817,396)			$11,407,042,472

Corporate Bonds – 0.4%
Health Care Equipment & Services – 0.2%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$1,483,943
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,273,608
Tower Health Series 2020
4,780,000	4.451	02/01/2050	4,274,969

			25,032,520

Real Estate(i) – 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
12,165,000	9.750	12/01/2039	12,757,436
Benloch Ranch Improvement Association No. 1 Series 2021(a)
7,500,000	9.750	12/01/2039	7,865,250

			20,622,686

TOTAL CORPORATE BONDS
(Cost $41,458,003)			$45,655,206

TOTAL INVESTMENTS – 97.8%
(Cost $10,353,275,399)			$11,452,697,678

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%			252,953,727

NET ASSETS – 100.0%			$11,705,651,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	—Insured by California Mortgage Insurance
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
PSF-GTD	—Guaranteed by Permanent School Fund
RB	—Revenue Bond
RMKT	—Remarketed
SD CRED PROG	—School District Credit Program
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(3,069)	12/21/2021	$(446,299,734)	$6,657,989
U.S. Treasury Ultra Bond	(1,173)	12/21/2021	(224,739,469)	5,658,912

Total Futures Contracts				$12,316,901

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.183%	Bank of America NA	03/20/2023	USD	4,000	$49,610	$(29,094)	$78,704
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.183	JPMorgan Chase Bank NA	03/20/2023		9,000	111,624	(65,461)	177,085
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.204		09/20/2023		15,000	241,295	(137,546)	378,841
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.218	Morgan Stanley Co., Inc.	12/20/2023		10,000	177,411	(62,891)	240,302

Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	1.171		12/20/2023		10,000	(33,700)	(170,224)	136,524

TOTAL							$546,240	$(465,216)	$1,011,456

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 92.9%
Alabama – 0.6%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B/B3)
$200,000	5.750%	10/01/2049	$237,209
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
125,000	5.000	10/01/2030	143,159
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
200,000	5.500	10/01/2053	222,122
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
30,000	6.500	10/01/2053	34,662
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
125,000	0.000	10/01/2050	128,455
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (NR/A1)(b)(c)
200,000	4.000	12/01/2031	242,273

			1,007,880

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB-/NR)
100,000	4.000	06/01/2050	114,553
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (BBB+/NR)
25,000	0.500	06/01/2031	24,696
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-2 (NR/NR)(d)
375,000	0.000	06/01/2066	81,727

			220,976

American Samoa – 0.1%
American Samoa Economic Development Authority RB Refunding Series 2021 B (NR/Ba3)(e)
100,000	2.470	09/01/2024	100,442
American Samoa Economic Development Authority RB Refunding Series 2021 C (NR/Ba3)(e)
100,000	3.720	09/01/2027	100,764

			201,206

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(f)
495,000	(3 Mo. LIBOR + 0.81%), 0.907	01/01/2037	490,709
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
25,000	3.375	07/01/2041	26,732
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (CCC+/NR)
180,000	4.500	01/01/2049	179,526
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (BBB-/NR)
50,000	4.000	07/01/2051	52,912

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (BBB-/NR)
65,000	4.000	07/01/2051	71,417
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (BB/NR)(e)
25,000	4.000	12/15/2051	26,823
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (NR/Ba1)(e)
265,000	4.000	07/15/2041	290,386
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (BBB+/A3)
100,000	5.000	07/01/2045	120,534
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	104,445
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	05/15/2041	113,882
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
140,000	5.000	11/15/2042	161,287
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (BBB/NR)
50,000	4.000	02/15/2046	55,443
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (BB/NR)(e)(g)
40,000	4.000	07/01/2051	43,200
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(e)
25,000	5.125	10/01/2030	28,122
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
425,000	5.000	12/01/2037	584,781

			2,350,199

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
25,000	4.250	07/01/2041	27,131
25,000	3.500	07/01/2046	24,561
25,000	4.000	07/01/2052	26,370
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500	07/01/2038	101,297
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (BBB-/NR)
50,000	5.000	06/01/2027	59,206

			238,565

California – 9.1%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(d)
200,000	0.000	08/01/2036	135,499

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(e)
$150,000	4.000%	02/01/2056	$163,612
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (BBB-/NR)
50,000	4.000	06/01/2049	56,331
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (BBB+/NR)
50,000	4.000	06/01/2049	57,696
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB-/NR)
25,000	5.000	06/01/2049	30,430
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(d)
250,000	0.000	06/01/2055	62,621
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (WD/NR)(d)
400,000	0.000	06/01/2055	49,594
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (NR/Baa3)
50,000	5.000	08/01/2045	60,993
California Health Facilities Financing Authority RB Refunding for Children’s Hospital Los Angeles Obligated Group Series 2017 A (BBB+/Baa2)
250,000	5.000	08/15/2047	294,467
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
100,000	5.000	02/01/2036	119,439
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (BBB-/NR)
100,000	4.000	07/01/2041	114,376
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (BBB-/Baa2)
150,000	5.000	07/01/2047	177,049
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
125,000	5.000	12/31/2034	151,573
125,000	5.000	12/31/2035	151,334
75,000	5.000	12/31/2037	90,437
200,000	5.000	12/31/2038	240,984
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(e)
55,000	5.000	06/15/2040	60,086
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (BBB-/NR)(e)
35,000	3.000	10/01/2031	37,563
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (BBB-/NR)(e)
25,000	2.250	10/01/2023	25,086

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (BB+/NR)(e)
365,000	3.000	07/01/2030	381,562
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(e)
260,000	4.000	06/01/2031	285,358
California School Finance Authority RB Refunding Series 2016 (BBB/NR)(e)
125,000	5.000	08/01/2046	139,632
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	137,980
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	58,880
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(e)
50,000	5.250	12/01/2043	58,363
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
200,000	5.000	05/15/2042	237,429
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
200,000	4.000	09/01/2050	222,578
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	56,186
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(e)
50,000	4.000	09/01/2036	57,488
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	210,698
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	277,279
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
50,000	4.000	09/01/2045	55,860
50,000	4.000	09/01/2051	55,646
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,478
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	26,246
City of Ontario Community Facilities District No. 53 Special Tax Bonds Series 2021 (NR/NR)
650,000	4.000	09/01/2042	741,440
City of Oroville RB for Oroville Hospital Series 2019 (B+/NR)
250,000	5.250	04/01/2049	274,923

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
$25,000	4.000%	09/01/2036	$28,309
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	101,296
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000	09/02/2037	560,692
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	112,414
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	281,567
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	27,879
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
25,000	4.000	09/01/2050	27,867
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,460
CMFA Special Finance Agency VII The Breakwater Apartments RB Series 2021 A-1 (NR/NR)(e)
150,000	3.000	08/01/2056	140,721
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	111,281
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (A-/Baa2)
250,000	4.000	01/15/2046	285,158
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(d)
300,000	0.000	06/01/2047	68,165
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
300,000	5.000	06/01/2034	363,933
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
490,000	5.000	06/01/2047	503,666
125,000	5.250	06/01/2047	128,735
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
205,000	5.000	06/01/2047	210,717
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(d)
250,000	0.000	06/01/2036	96,214
Los Angeles Community College District GO Refunding Bonds Series 2020 (AA+/Aaa)
1,000,000	2.106	08/01/2032	1,005,723

Municipal Bonds – (continued)
California – (continued)
Los Angeles Department of Airports Subordinated RB Refunding Series 2015 C (A+/Aa3)
275,000	5.000	05/15/2028	318,792
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (A+/Aa3)
225,000	5.000	05/15/2038	291,258
225,000	5.000	05/15/2039	290,233
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
60,000	5.000	05/15/2030	74,108
Modesto Irrigation District Financing Authority RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(f)
25,000	(3 Mo. LIBOR + 0.63%), 0.710	09/01/2037	24,934
Needles Unified School District GO Bonds 2011 B (AGM) (AA/A2)(a)
865,000	0.000	08/01/2041	847,216
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
500,000	5.000	11/01/2047	610,641
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
800,000	0.000	08/01/2031	666,709
50,000	0.000	08/01/2033	39,449
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	129,961
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
35,000	4.000	09/01/2046	37,198
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	24,521
25,000	4.000	09/01/2041	28,460
50,000	4.000	09/01/2050	56,324
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(f)
100,000	(3 Mo. LIBOR + 0.55%, 12.00% Cap), 0.630	06/01/2034	99,527
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(d)
300,000	0.000	07/01/2031	260,650
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A/A1)
400,000	5.000	05/01/2049	491,104
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
500,000	4.000	05/01/2050	562,346
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (ETM) (A/A1)(h)
150,000	5.000	05/01/2022	154,215
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A/A1)
200,000	4.000	05/01/2040	229,931

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 B (A/A1)
$225,000	4.000%	05/01/2038	$267,090
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
100,000	4.000	08/01/2032	115,846
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (AA+/Aa1)
100,000	4.000	08/01/2044	116,970
200,000	4.000	08/01/2050	231,764
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (AA+/Aa1)
250,000	4.000	08/01/2050	289,705
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	110,350
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(d)
300,000	0.000	06/01/2060	74,293
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	48,660
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	28,164

			15,988,412

Colorado – 2.7%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	135,150
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	102,616
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
200,000	4.000	09/01/2045	229,313
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
100,000	4.000	11/15/2043	116,077
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
400,000	4.000	08/01/2039	458,431
1,000,000	4.000	08/01/2044	1,133,597
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
250,000	5.000	12/01/2038	305,542
75,000	5.250	12/01/2048	91,962
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
100,000	5.000	10/01/2032	105,805

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority RB Refunding Series 2019 A (BBB/NR)
500,000	5.000	12/01/2033	626,506
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(d)
20,000	0.000	09/01/2034	15,423
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(d)
110,000	0.000	09/01/2030	94,738
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)(g)
500,000	4.000	12/01/2041	508,853
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
20,000	5.000	01/15/2027	24,012
15,000	5.000	07/15/2027	18,218
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
65,000	5.000	12/01/2026	76,875
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	627,634

			4,670,752

Connecticut – 0.1%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
25,000	5.500	08/01/2029	31,413
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(g)
100,000	4.000	04/01/2041	103,635

			135,048

Delaware – 0.1%
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (NR/Baa3)
100,000	4.000	07/01/2030	109,860

District of Columbia – 0.2%
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (BBB+/NR)
125,000	5.000	07/01/2037	147,151
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/A3)
125,000	6.500	05/15/2033	137,656
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
125,000	3.000	10/01/2050	130,670

			415,477

Florida – 12.1%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	104,291
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	521,836

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$55,000	3.750%	05/01/2029	$58,752
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(e)
55,000	3.200	05/01/2041	53,667
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(e)
25,000	2.500	05/01/2026	24,807
50,000	3.200	05/01/2041	48,788
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
150,000	2.375	05/01/2026	150,150
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	24,372
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(e)
60,000	3.625	06/01/2024	61,601
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
560,000	2.875	05/01/2031	555,126
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(e)
200,000	3.000	05/01/2031	201,766
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
45,000	6.000	11/01/2027	51,398
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	103,440
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	507,471
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
95,000	5.875	07/01/2054	77,900
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(e)
625,000	5.250	12/01/2058	720,176
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (NR/Ba2)(e)
100,000	4.000	07/01/2051	107,427
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
200,000	4.000	08/01/2030	224,131
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(e)
100,000	4.000	12/01/2028	109,836
100,000	5.250	12/01/2043	116,635
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750	05/01/2031	231,101

Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
30,000	4.250	05/01/2037	32,583
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	99,856
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(e)
100,000	3.375	05/01/2041	99,431
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(e)
100,000	3.700	05/01/2040	103,981
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
145,000	4.000	11/01/2039	165,992
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (BBB+/NR)
125,000	3.250	09/01/2025	133,779
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
200,000	5.000	07/01/2050	245,672
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	177,388
175,000	3.000	05/01/2035	175,142
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	105,774
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.125	05/01/2030	175,837
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
40,000	5.000	09/01/2035	50,510
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(e)
190,000	2.700	05/01/2025	192,568
310,000	3.125	05/01/2030	320,246
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(e)
100,000	2.625	05/01/2025	100,915
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
400,000	3.750	05/01/2040	408,237
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
50,000	3.375	05/01/2041	50,198
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	49,642
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	105,583
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	133,283

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(e)
$135,000	4.000%	05/01/2040	$143,457
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
265,000	2.125	05/01/2026	263,451
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
1,075,000	4.000	08/15/2045	1,213,249
100,000	4.000	08/15/2050	111,548
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	696,145
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(e)
100,000	5.000	11/01/2039	111,577
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
200,000	5.000	05/01/2035	234,170
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(e)
100,000	4.000	06/01/2030	107,432
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (BB+/NR)(e)
100,000	5.125	06/01/2040	117,365
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (BB+/NR)(e)
100,000	1.750	06/01/2026	99,643
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	105,992
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(e)
100,000	7.375	01/01/2049	108,820
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (NR/Ba2)(e)
100,000	4.000	06/30/2041	108,022
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
100,000	5.000	04/01/2028	123,013
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(b)(c)(e)
100,000	6.375	01/01/2026	102,080
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB/NR)
150,000	5.000	03/01/2047	172,867
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	117,657

Municipal Bonds – (continued)
Florida – (continued)
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)(g)
50,000	2.950	05/01/2031	49,589
75,000	3.350	05/01/2041	73,941
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	105,932
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
45,000	3.750	11/01/2024	46,051
50,000	4.750	11/01/2039	55,227
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	721,427
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
50,000	5.000	11/15/2036	52,435
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	105,294
50,000	4.375	11/01/2049	53,763
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
60,000	3.000	05/01/2036	64,371
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
80,000	2.875	05/01/2025	81,335
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	106,814
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(e)
25,000	3.500	05/01/2031	26,097
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
180,000	2.375	05/01/2026	178,762
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	123,127
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	97,843
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	103,295
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	98,419
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	50,943

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
$85,000	3.400%	05/01/2030	$89,261
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	103,715
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(e)
200,000	2.500	05/01/2025	202,422
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	129,563
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(e)
100,000	4.000	05/01/2049	104,819
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
60,000	2.000	05/01/2028	62,627
70,000	2.000	05/01/2029	72,449
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
100,000	4.750	11/01/2048	107,668
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	80,750
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
195,000	3.125	05/01/2025	198,901
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)(g)
75,000	3.250	05/01/2031	74,999
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)(g)
50,000	3.450	05/01/2041	50,003
Miami RB Refunding for Miami Tunnel Project Series 2012 (AA-/Aa3)(e)
200,000	5.000	03/01/2030	212,800
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
100,000	4.000	10/01/2038	115,172
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	101,218
100,000	4.000	05/01/2051	103,295
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	99,437
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	102,371
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
45,000	3.250	05/01/2024	45,918

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000	4.000	05/01/2036	109,719
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	161,583
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
210,000	2.625	05/01/2034	214,322
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
100,000	2.750	05/01/2025	101,365
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	128,622
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	104,598
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	252,550
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)(g)
50,000	2.200	12/15/2026	49,611
Reunion East Community Development District Special Assessment for 2021 Assessment Area Series 2021 (NR/NR)
455,000	3.150	05/01/2041	443,923
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
100,000	2.625	05/01/2040	101,307
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(e)
75,000	2.625	05/01/2025	76,014
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.750	05/01/2031	103,566
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	51,030
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	200,968
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	24,819
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
25,000	4.000	11/01/2031	27,723
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (BB+/NR)
100,000	4.000	12/15/2036	110,702
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
150,000	4.000	08/01/2055	168,481

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)
$50,000	3.500%	06/15/2041	$50,906
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	55,018
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(e)
25,000	2.875	06/15/2031	24,915
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(e)
60,000	3.750	06/15/2029	63,853
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	83,093
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
130,000	2.500	05/01/2025	131,622
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	52,515
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	50,696
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)(e)(g)
50,000	3.300	12/15/2041	50,000
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
140,000	2.500	05/01/2026	140,704
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(e)
75,000	3.625	05/01/2040	76,947
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	530,576
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(e)
100,000	3.250	05/01/2030	103,012
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
50,000	2.500	11/01/2026	50,230
50,000	3.000	11/01/2031	50,468
40,000	3.500	11/01/2041	40,577
50,000	4.000	11/01/2050	51,999
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	104,570
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
85,000	3.375	05/01/2045	92,176

Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	254,252
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(e)
25,000	3.600	05/01/2041	25,570
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	52,450
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	106,122
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
75,000	2.625	05/01/2024	76,515
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(e)
50,000	1.875	05/01/2025	50,750
50,000	2.625	05/01/2030	52,026
50,000	3.000	05/01/2035	52,062
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	104,018
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
125,000	4.000	05/01/2040	132,797
100,000	4.000	05/01/2051	104,572
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	2.400	05/01/2026	24,989
25,000	3.000	05/01/2031	24,958
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	55,235
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	60,829
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	101,382
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	97,587
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
150,000	4.250	06/15/2039	162,311
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
50,000	3.500	05/01/2023	50,893
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)(g)
50,000	2.400	05/01/2026	49,701

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)(g) – (continued)
$50,000	2.950%	05/01/2031	$49,466
75,000	3.350	05/01/2041	73,625
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	103,874
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	24,542

			21,295,135

Georgia – 0.4%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (BBB-/NR)
35,000	2.375	01/01/2031	36,804
50,000	4.000	01/01/2036	57,948
80,000	4.000	01/01/2054	90,602
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	109,177
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (NR/A3)(b)(c)
250,000	4.000	12/01/2028	295,191
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (A-/NR)
150,000	4.000	06/01/2045	170,014

			759,736

Guam – 0.6%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (NR/Baa2)
50,000	4.460	10/01/2043	51,885
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (B+/Ba2)
25,000	3.625	02/01/2025	26,242
60,000	4.250	02/01/2030	66,647
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
70,000	5.000	11/15/2022	73,516
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
30,000	5.000	01/01/2029	30,339
Guam Government RB Refunding Series 2021 E (NR/Ba1)
275,000	3.250	11/15/2026	281,521
Guam Government RB Refunding Series 2021 F (NR/Ba1)(g)
100,000	5.000	01/01/2029	123,196
150,000	4.000	01/01/2042	167,550
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
120,000	5.000	01/01/2050	144,640
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	86,317
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (NR/Ba1)
50,000	5.000	11/01/2035	62,894

			1,114,747

Municipal Bonds – (continued)
Hawaii – 0.7%
State of Hawaii Airports System RB Refunding Series 2018 D (A+/A1)
1,000,000	5.000	07/01/2034	1,291,793

Idaho – 0.1%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A+/A1)
155,000	5.000	09/01/2046	197,283

Illinois – 14.8%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)
25,000	4.000	10/01/2043	28,937
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(d)
175,000	0.000	12/01/2027	159,691
220,000	0.000	12/01/2030	184,802
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
245,000	0.000	12/01/2029	211,954
215,000	0.000	12/01/2030	180,602
Chicago Illinois Board of Education GO Bonds Series 2021 A (BB/NR)
850,000	5.000	12/01/2039	1,051,647
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB/Baa2)(d)
100,000	0.000	12/01/2031	81,525
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB/Ba3)
30,000	5.500	12/01/2026	36,260
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(d)
295,000	0.000	12/01/2025	281,683
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
150,000	5.250	12/01/2035	166,829
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB/Ba3)
500,000	6.038	12/01/2029	573,835
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB/NR)
100,000	7.000	12/01/2044	120,723
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB/NR)
100,000	6.500	12/01/2046	122,740
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2025	585,403
455,000	5.000	12/01/2026	546,682
200,000	5.000	12/01/2028	251,315

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR) – (continued)
$100,000	5.000%	12/01/2031	$123,739
100,000	5.000	12/01/2032	123,409
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
200,000	5.000	12/01/2028	248,682
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (BB/NR)
375,000	5.000	12/01/2025	436,284
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
530,000	5.250	01/01/2035	534,958
60,000	5.000	01/01/2040	60,561
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
75,000	5.000	01/01/2033	75,692
100,000	5.000	01/01/2034	100,922
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
250,000	5.000	01/01/2044	297,373
750,000	5.500	01/01/2049	912,710
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
875,000	6.000	01/01/2038	1,072,333
Chicago Illinois GO Refunding Bonds Series 2020 A (BBB+/NR)
600,000	5.000	01/01/2032	748,877
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
55,000	5.000	01/01/2037	64,167
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
910,000	5.250	01/01/2035	1,100,636
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
570,000	5.000	01/01/2039	644,731
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
55,000	5.000	11/01/2042	57,335
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopment Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	35,510
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500	01/01/2037	225,351
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(e)
100,000	6.125	04/01/2049	121,109
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
305,000	5.000	10/01/2033	387,954
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
200,000	5.000	09/01/2046	234,683
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (BBB/NR)
50,000	4.000	11/01/2051	56,439

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (BB+/NR)
25,000	5.000	05/15/2041	29,509
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
100,000	4.000	01/01/2038	116,518
Illinois State GO Bonds Pension Funding Series 2003 (BBB/Baa2)
155,000	5.100	06/01/2033	180,660
Illinois State GO Bonds Series 2016 (BAM) (AA/NR)
100,000	4.000	06/01/2041	111,872
Illinois State GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000	06/01/2033	1,102,437
Illinois State GO Bonds Series 2017 A (BBB/Baa2)
35,000	4.500	12/01/2041	39,438
Illinois State GO Bonds Series 2017 C (BBB/Baa2)
400,000	5.000	11/01/2029	479,440
Illinois State GO Bonds Series 2017 D (BBB/Baa2)
100,000	5.000	11/01/2021	100,357
1,000,000	5.000	11/01/2027	1,218,221
600,000	5.000	11/01/2028	725,374
Illinois State GO Bonds Series 2018 A (BBB/Baa2)
750,000	5.000	05/01/2032	900,757
500,000	5.000	05/01/2042	586,267
Illinois State GO Bonds Series 2019 B (BBB/Baa2)
700,000	4.000	11/01/2038	791,086
Illinois State GO Bonds Series 2020 (BBB/Baa2)
1,000,000	5.500	05/01/2030	1,303,506
50,000	5.500	05/01/2039	63,218
290,000	5.750	05/01/2045	367,031
Illinois State GO Bonds Series 2020 C (BBB/Baa2)
1,000,000	4.000	10/01/2041	1,133,591
175,000	4.250	10/01/2045	199,693
Illinois State GO Refunding Bonds Series 2018 B (BBB/Baa2)
375,000	5.000	10/01/2031	455,989
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB+/NR)
260,000	5.000	06/15/2022	268,571
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB+/Baa2)(d)
135,000	0.000	12/15/2032	105,830
200,000	0.000	12/15/2034	148,051
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB+/NR)
370,000	5.000	12/15/2028	382,154
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB+/NR)(d)
35,000	0.000	12/15/2054	12,430
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB+/NR)
65,000	4.000	06/15/2050	72,670
785,000	5.000	06/15/2050	942,176

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
$1,000,000	5.000%	01/01/2043	$1,210,569
State of Illinois GO Bonds Series 2017 A (BBB/Baa2)
580,000	4.250	12/01/2040	646,979
State of Illinois GO Bonds Series 2017 D (BBB/Baa2)
30,000	3.250	11/01/2026	33,268

			25,975,745

Indiana – 0.4%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(b)(c)
35,000	2.100	11/01/2026	36,634
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
100,000	3.000	11/01/2030	105,136
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (BBB/NR)
50,000	2.520	11/15/2026	49,842
50,000	2.920	11/15/2027	49,791
50,000	3.210	11/15/2028	49,781
50,000	3.260	11/15/2029	49,759
50,000	3.300	11/15/2030	49,774
Indiana Municipal Power Agency RB Refunding Series 2016 A (A+/A1)
160,000	5.000	01/01/2042	189,415
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (A-/NR)
50,000	4.000	09/01/2031	59,544

			639,676

Iowa – 0.2%
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(d)
2,000,000	0.000	06/01/2065	370,135

Kansas – 0.0%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (BB+/NR)
50,000	4.000	06/01/2036	55,514

Kentucky – 1.5%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A/A1)
150,000	2.125	10/01/2034	153,401
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A/A1)
150,000	2.000	02/01/2032	153,478
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A/A1)(b)(c)
250,000	1.300	09/01/2027	249,481
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (A-/NR)
100,000	4.000	03/01/2046	112,622
90,000	4.000	03/01/2049	101,098

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000	06/01/2045	82,309
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(b)(c)
1,000,000	4.000	06/01/2025	1,114,688
Kentucky State University COPS Series 2021 (BAM) (AA/NR)
40,000	4.000	11/01/2046	46,249
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
100,000	4.000	10/01/2040	114,189
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A/A1)
500,000	2.000	10/01/2033	500,775

			2,628,290

Louisiana – 1.0%
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	687,458
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (BBB+/NR)(e)
250,000	5.000	04/01/2035	280,880
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa2)
125,000	3.500	11/01/2032	137,706
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)
100,000	4.000	10/01/2039	115,817
100,000	4.000	10/01/2041	114,995
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
200,000	5.000	01/01/2048	234,929
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(b)(c)
250,000	2.125	07/01/2024	258,067

			1,829,852

Maine – 0.5%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
400,000	4.000	07/01/2045	459,686
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
300,000	5.000	07/01/2034	394,322

			854,008

Maryland – 1.6%
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
50,000	4.000	01/01/2040	57,294

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
$250,000	4.000%	01/01/2039	$288,797
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
95,000	4.000	07/01/2040	106,541
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (NR/Baa3)
200,000	3.997	04/01/2034	214,632
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (NR/Baa3)
850,000	5.500	01/01/2046	1,008,131
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
865,000	4.000	01/01/2038	988,223
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (BBB-/NR)
100,000	4.000	06/01/2046	113,279

			2,776,897

Massachusetts – 0.1%
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (BBB-/NR)
55,000	4.000	07/01/2050	62,024
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(e)
120,000	5.000	07/15/2023	128,241
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(f)
30,000	(3 Mo. LIBOR + 0.57%), 0.654	05/01/2037	29,688

			219,953

Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
255,000	4.000	04/01/2034	242,393
1,160,000	4.000	04/01/2034	1,102,654
City of Detroit GO Bonds Series 2020 (BB-/Ba3)
205,000	5.500	04/01/2045	252,308
205,000	5.500	04/01/2050	251,202
City of Detroit GO Bonds Series 2021 A (BB-/Ba3)
20,000	5.000	04/01/2030	24,701
15,000	5.000	04/01/2032	18,631
20,000	5.000	04/01/2034	24,668
35,000	5.000	04/01/2036	42,888
25,000	5.000	04/01/2038	30,461
City of Detroit GO Bonds Series 2021 B (BB-/Ba3)
50,000	1.817	04/01/2022	50,160
50,000	2.711	04/01/2026	50,003
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
250,000	5.000	07/01/2048	276,700

Municipal Bonds – (continued)
Michigan – (continued)
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
100,000	5.000	05/15/2037	116,780
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (BBB-/NR)(g)
25,000	4.000	11/15/2031	27,437
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	123,698
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
220,000	4.000	02/15/2047	251,337
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (A-/NR)
325,000	3.267	06/01/2039	345,072
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (BBB-/NR)
75,000	5.000	06/01/2049	88,577
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(d)
2,000,000	0.000	06/01/2065	266,505
Star International Academy RB Refunding Series 2020 (BBB/NR)
100,000	5.000	03/01/2030	116,191
100,000	5.000	03/01/2033	114,998
Universal Academy RB Refunding Series 2021 (BBB-/NR)
50,000	4.000	12/01/2031	55,686

			3,873,050

Minnesota – 0.9%
City of Independence RB for Global Academy, Inc. Series 2021 A (BB/NR)(g)
75,000	4.000	07/01/2031	85,779
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
100,000	4.250	02/15/2048	112,931
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (BBB-/NR)(g)
380,000	4.000	06/15/2037	430,545
390,000	4.000	06/15/2038	440,265
250,000	4.000	06/15/2039	281,156
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
100,000	4.000	07/01/2031	109,359
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	26,393

			1,486,428

Mississippi – 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
20,000	2.500	04/01/2022	20,111

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (A/Baa1)
$200,000	2.375%	06/01/2044	$197,518
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(b)(c)
75,000	1.600	06/16/2025	77,550

			295,179

Missouri – 0.2%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (BBB-/Ba1)
50,000	4.000	03/01/2041	56,249
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	25,078
25,000	4.250	11/01/2050	25,151
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (BBB/NR)
25,000	4.000	08/01/2036	29,562
25,000	4.000	08/01/2041	29,148
Missouri Health & Educational Facilities Authority RB Refunding for Southeast Missouri State University Series 2019 (A/NR)
75,000	4.000	10/01/2035	86,443
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
25,000	3.000	05/01/2030	25,218
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (A/NR)
100,000	5.000	04/01/2048	116,659

			393,508

Nebraska – 0.0%
Central Plains Energy Project RB Refunding Series 2019 (AA-/Aa2)(b)(c)
25,000	4.000	08/01/2025	28,035

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	50,547
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
150,000	5.000	07/01/2026	158,500
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
300,000	5.000	07/01/2037	363,684
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
460,000	4.000	07/01/2049	512,418
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	115,567

			1,200,716

Municipal Bonds – (continued)
New Hampshire – 0.2%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
225,000	4.000	01/01/2041	245,146
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(b)(c)
40,000	2.800	10/02/2023	41,568

			286,714

New Jersey – 3.9%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
40,000	5.000	03/01/2032	47,863
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (AA/A2)
125,000	4.000	07/01/2047	145,813
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (AA/A1)
25,000	4.000	08/01/2046	29,348
50,000	4.000	08/01/2051	58,428
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BB+/Baa3)
100,000	4.000	07/01/2032	112,386
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB/Baa1)
50,000	7.425	02/15/2029	64,060
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
100,000	4.000	06/15/2046	114,638
450,000	4.000	06/15/2050	514,372
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
200,000	5.250	09/15/2029	208,450
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
100,000	5.625	11/15/2030	110,311
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
25,000	5.000	07/01/2035	31,318
100,000	5.000	07/01/2045	121,881
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB/Baa1)(d)
1,000,000	0.000	12/15/2035	715,862
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(d)
200,000	0.000	12/15/2026	186,208
120,000	0.000	12/15/2032	94,280
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (BBB/Baa1)
125,000	4.000	06/15/2029	128,281
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB/Baa1)
20,000	5.000	06/15/2046	22,717

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(d)
$1,000,000	0.000%	12/15/2032	$804,168
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(d)
190,000	0.000	12/15/2027	173,546
240,000	0.000	12/15/2030	201,959
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB/Baa1)(d)
155,000	0.000	12/15/2033	118,104
235,000	0.000	12/15/2038	152,217
40,000	0.000	12/15/2039	25,017
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB/Baa1)
90,000	4.000	12/15/2031	105,562
140,000	5.000	12/15/2032	174,024
215,000	5.000	12/15/2033	266,533
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (BBB/Baa1)
175,000	5.000	06/15/2038	222,137
275,000	3.000	06/15/2050	282,345
200,000	4.000	06/15/2050	228,610
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB/Baa1)
400,000	3.500	06/15/2046	427,621
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB/Baa1)(d)
110,000	0.000	12/15/2032	86,424
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
20,000	5.000	01/01/2037	23,814
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
225,000	4.000	06/01/2032	279,403
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
250,000	5.000	06/01/2046	292,954
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(e)
200,000	6.750	12/01/2041	208,841

			6,779,495

New York – 11.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
125,000	1.625	11/01/2025	128,872
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
110,000	4.000	06/15/2029	126,525
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(e)
100,000	5.000	12/01/2041	114,608
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	109,414

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(e)
100,000	4.000	06/15/2027	98,775
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
25,000	2.500	04/29/2022	25,213
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (BB+/NR)(e)
100,000	5.000	07/01/2040	121,179
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(e)
800,000	0.000	06/01/2060	43,321
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
1,415,000	5.250	11/15/2056	1,639,623
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (BBB+/A3)
355,000	5.000	11/15/2047	425,891
50,000	5.000	11/15/2049	59,889
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
375,000	4.750	11/15/2045	439,730
75,000	5.000	11/15/2050	89,769
225,000	5.250	11/15/2055	273,261
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
100,000	5.000	11/15/2044	121,483
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (BBB+/A3)
275,000	4.000	11/15/2047	306,056
200,000	4.000	11/15/2048	222,235
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
200,000	4.000	11/15/2049	221,831
185,000	4.000	11/15/2050	204,990
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
100,000	5.000	11/15/2028	123,421
100,000	5.000	11/15/2029	125,654
100,000	5.000	11/15/2030	127,626
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
100,000	5.000	11/15/2021	100,543
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (BBB+/A3)
175,000	5.000	11/15/2033	200,996
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
175,000	5.250	11/15/2031	209,826
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
250,000	5.000	11/15/2032	304,857
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
200,000	5.250	11/15/2028	235,539
Metropolitan Transportation Authority RB Series 2012 B (BBB+/A3)
200,000	4.000	11/15/2029	207,202

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2013 B (BBB+/A3)
$100,000	5.000%	11/15/2022	$105,144
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
500,000	5.000	09/01/2022	521,082
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (WD/NR)(d)
2,255,000	0.000	06/01/2060	170,886
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
275,000	3.000	01/01/2046	288,187
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)
75,000	3.000	03/01/2036	81,549
50,000	4.000	03/01/2045	57,415
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (BBB+/Baa1)
50,000	4.000	03/01/2045	56,336
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (AA+/Aa1)
200,000	5.000	06/15/2046	240,048
New York City Water & Sewer System RB Series 2021 A Subseries 2021 AA-1 (AA+/Aa1)
200,000	3.000	06/15/2051	209,038
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(d)
3,500,000	0.000	06/01/2060	223,861
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
100,000	3.500	02/15/2048	101,154
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(e)
350,000	5.000	11/15/2044	383,204
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (BBB-/NR)
200,000	4.000	07/01/2035	223,176
225,000	4.000	07/01/2040	247,176
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A/A3)
650,000	4.000	07/01/2050	747,389
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
100,000	4.000	07/01/2031	113,148
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
200,000	5.000	07/01/2035	248,096
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB-/Baa3)
250,000	4.000	09/01/2037	287,089
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A-/A3)
200,000	4.000	07/01/2048	234,653
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (AA+/Aa2)
100,000	3.000	03/15/2038	107,718

Municipal Bonds – (continued)
New York – (continued)
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B/B2)(b)(c)
250,000	2.750	09/02/2025	262,019
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
25,000	5.000	01/01/2023	26,354
150,000	5.000	01/01/2027	179,509
200,000	5.000	01/01/2028	244,837
45,000	5.000	01/01/2029	54,648
200,000	5.000	01/01/2030	241,421
25,000	5.000	01/01/2031	30,029
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
130,000	4.000	10/01/2030	151,765
70,000	5.000	10/01/2035	87,363
460,000	5.000	10/01/2040	568,361
65,000	4.375	10/01/2045	75,268
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (BBB-/NR)
25,000	2.500	10/31/2031	26,188
25,000	4.000	10/31/2034	29,344
135,000	4.000	10/31/2041	154,999
125,000	4.000	10/31/2046	141,754
New York Transportation Development Corp. RB Refunding for American Airlines, Inc. Series 2021 (AMT) (B/NR)
300,000	3.000	08/01/2031	320,904
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
490,000	5.000	12/01/2026	583,294
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
25,000	5.000	12/01/2034	31,555
25,000	5.000	12/01/2035	31,398
75,000	5.000	12/01/2036	94,253
50,000	5.000	12/01/2037	62,645
95,000	5.000	12/01/2038	118,728
125,000	4.000	12/01/2040	142,845
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
480,000	5.000	07/01/2041	532,746
1,340,000	5.250	01/01/2050	1,493,482
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
210,000	5.250	08/01/2031	249,072
15,000	5.375	08/01/2036	18,856
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
100,000	5.000	07/01/2046	110,912
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
135,000	3.000	07/01/2044	122,558

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (A+/Aa3)
$685,000	5.000%	11/15/2041	$806,725
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
130,000	5.000	09/01/2034	162,671
Port Authority of New York & New Jersey RB Refunding Series 205th (A+/Aa3)
175,000	5.250	05/15/2042	216,330
50,000	5.000	11/15/2042	60,811
Port Authority of New York & New Jersey RB Series Two Hundred and Fourteen (AMT) (A+/Aa3)
225,000	4.000	09/01/2043	257,121
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
450,000	1.250	03/15/2027	447,426
35,000	1.450	03/15/2028	34,776
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (BBB-/NR)
200,000	4.000	06/01/2050	225,870

			19,453,515

North Carolina – 0.6%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (AA-/Aa3)
285,000	3.000	07/01/2046	303,661
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(b)(c)
75,000	1.375	06/16/2025	76,933
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (BBB/NR)
50,000	4.000	09/01/2041	57,658
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	83,020
100,000	4.000	03/01/2051	108,142
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (BBB-/NR)(g)
50,000	4.000	09/01/2041	56,387
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (AA/NR)
225,000	5.000	01/01/2035	280,014

			965,815

Ohio – 2.0%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
50,000	4.000	06/01/2039	57,741
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,155,000	5.000	06/01/2055	1,307,451

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(d)
1,800,000	0.000	06/01/2057	288,107
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	114,373
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
375,000	5.000	08/01/2049	454,059
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
20,000	5.000	02/15/2042	23,338
20,000	5.500	02/15/2057	23,584
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (A+/NR)
150,000	2.000	12/01/2031	150,788
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	176,062
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
175,000	5.000	12/01/2035	207,857
125,000	5.000	12/01/2051	143,721
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (NR/A3)
100,000	5.000	01/15/2045	120,162
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (BBB-/NR)
100,000	5.000	12/01/2042	116,614
100,000	5.000	12/01/2045	115,971
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(e)
100,000	4.250	12/01/2050	101,103
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(e)
100,000	6.500	12/01/2030	115,540

			3,516,471

Oklahoma – 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
35,000	5.000	08/15/2038	41,922
300,000	5.500	08/15/2057	365,673
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(b)(c)
100,000	5.000	06/01/2025	111,820

			519,415

Oregon – 0.1%
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
175,000	4.000	08/15/2050	200,641
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
25,000	1.750	11/15/2026	25,031
25,000	5.000	11/15/2036	29,860

			255,532

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – 2.2%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A/A2)
$125,000	4.000%	01/01/2039	$144,788
100,000	4.000	01/01/2040	115,566
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (NR/Baa3)
100,000	1.730	05/01/2022	99,999
100,000	1.830	05/01/2023	99,974
100,000	2.100	05/01/2024	99,879
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (NR/Baa3)(g)
75,000	5.000	05/01/2029	91,474
50,000	5.000	05/01/2030	61,833
50,000	5.000	05/01/2031	62,712
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BB-/WR)
100,000	4.000	11/01/2047	103,318
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (BB+/NR)
275,000	4.000	07/01/2046	305,494
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (BBB+/Baa2)
100,000	5.000	05/01/2047	122,307
Commonwealth of Pennsylvania GO Refunding Series 2021 (A+/Aa3)
750,000	1.625	08/01/2028	757,756
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (BB/NR)(e)
100,000	5.875	10/15/2040	120,136
200,000	6.250	10/15/2053	241,623
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
100,000	5.000	03/01/2040	113,555
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (BBB-/NR)
250,000	4.000	03/01/2038	270,541
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)
100,000	4.000	07/01/2033	113,152
55,000	4.000	07/01/2041	61,560
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
80,000	5.250	12/01/2044	101,303
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (BB+/NR)(e)
140,000	5.000	06/15/2030	166,296
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
95,000	5.000	07/01/2033	110,605
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
100,000	5.000	10/01/2049	110,819

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (BB-/WR)
290,000	5.000	11/01/2040	293,799
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
50,000	5.000	07/01/2030	64,305

			3,832,794

Puerto Rico – 8.1%
Commonwealth of Puerto Rico GO Bonds Series 2006 B (NR/NR)*
50,000	5.000	07/01/2035	48,375
Commonwealth of Puerto Rico GO Bonds Series 2007 A (NR/NR)*
30,000	5.250	07/01/2032	29,100
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
1,070,000	5.000	07/01/2041	936,250
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
1,675,000	8.000	07/01/2035	1,444,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(e)
500,000	5.000	07/01/2047	601,333
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC/WR)
25,000	4.250	07/01/2025	25,744
130,000	5.125	07/01/2037	134,712
60,000	5.750	07/01/2037	62,453
85,000	5.250	07/01/2042	88,160
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
200,000	6.000%	07/01/2027	202,322
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/WR)
670,000	5.250	07/01/2038	728,080
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
275,000	5.250	07/01/2036	299,463
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/WR)(d)
105,000	0.000	07/01/2028	78,921
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
145,000	4.250	07/01/2020	139,744
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
200,000	5.250	07/01/2040	196,250
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
150,000	7.000	07/01/2040	150,938
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
115,000	5.250	07/01/2032	127,345
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
250,000	5.500	07/01/2029	279,620

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
$435,000	5.500%	07/01/2026	$481,357
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
200,000	5.250	07/01/2034	216,637
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NR/WR)*
165,000	5.500	07/01/2026	92,813
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/WR)(d)
125,000	0.000	07/01/2029	89,406
210,000	0.000	07/01/2037	101,103
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
16,000	0.000	07/01/2024	15,274
27,000	0.000	07/01/2027	24,368
91,000	0.000	07/01/2029	78,373
525,000	0.000	07/01/2033	389,172
727,000	0.000	07/01/2046	239,112
1,008,000	0.000	07/01/2051	239,610
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,756,000	4.329	07/01/2040	1,947,249
15,000	4.536	07/01/2053	16,588
1,025,000	4.784	07/01/2058	1,149,088
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	268,839
37,000	4.550	07/01/2040	41,579
949,000	4.750	07/01/2053	1,061,867
1,894,000	5.000	07/01/2058	2,148,289

			14,174,221

South Carolina – 0.6%
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
75,000	5.000	04/15/2035	95,465
175,000	4.000	04/15/2036	205,796
795,000	3.000	04/15/2049	826,399

			1,127,660

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (BBB-/NR)
50,000	4.000	08/01/2051	54,838

Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
275,000	4.000	08/01/2044	311,739
City of Clarksville RB for Water Sewer & Gas Series 2021 A (AA/Aa2)
400,000	4.000	02/01/2051	467,266

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
100,000	5.000	07/01/2046	117,021
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (NR/A1)(b)(c)
550,000	4.000	09/01/2028	648,494

			1,544,520

Texas – 7.0%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (BB/NR)
25,000	5.000	08/15/2025	28,353
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (BB/NR)
25,000	2.950	08/15/2022	25,105
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (B/NR)
35,000	5.000	01/01/2023	36,145
Central Texas Regional Mobility Authority RB for Senior Lien Series 2020 E (A-/A3)
600,000	5.000	01/01/2031	768,758
700,000	5.000	01/01/2032	896,466
550,000	5.000	01/01/2035	693,693
Central Texas Regional Mobility Authority RB Series 2021 C (BBB+/Baa1)
360,000	5.000	01/01/2027	420,048
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(e)
301,000	3.750	09/15/2031	296,332
157,000	4.500	09/15/2031	154,647
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(e)(g)
50,000	3.375	09/01/2041	49,748
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(e)
50,000	4.250	09/01/2041	50,320
55,000	4.500	09/01/2050	55,217
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(e)
100,000	3.375	08/15/2030	102,840
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
519,000	3.625	09/01/2041	519,874
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (AA/NR)
500,000	2.500	09/15/2039	479,244
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
50,000	2.500	09/15/2035	48,733
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(e)
100,000	3.875	09/15/2041	100,368
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(e)
265,000	2.750	09/01/2031	259,577

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
$125,000	4.375%	09/15/2051	$126,102
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
125,000	4.000	09/15/2051	128,936
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(e)
129,000	2.875	09/01/2025	131,420
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	112,511
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
25,000	3.375	09/01/2041	24,749
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(e)
230,000	2.750	09/01/2025	235,053
100,000	3.750	09/01/2040	105,678
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(e)(g)
50,000	3.250	09/01/2041	49,781
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(e)
100,000	2.625	09/15/2025	101,103
50,000	3.375	09/15/2030	51,417
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(e)
100,000	3.250	09/15/2030	102,531
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (BBB-/NR)
25,000	2.500	10/01/2031	24,751
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (BB-/NR)
100,000	3.500	10/01/2031	99,052
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (NR/A2)
50,000	4.000	10/01/2041	57,401
50,000	4.000	10/01/2046	56,230
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(e)
100,000	4.500	09/01/2041	100,473
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(e)
100,000	5.000	08/15/2044	104,117
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125	08/15/2036	72,693
70,000	3.250	08/15/2041	66,638
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
175,000	5.000	05/15/2030	219,162
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
200,000	5.000	07/15/2028	237,145

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (B-/NR)
100,000	5.000	07/15/2027	117,203
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (B-/NR)
150,000	5.000	07/15/2027	175,248
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A/A1)
250,000	4.000	07/01/2047	282,825
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
160,000	2.250	09/01/2030	157,530
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
35,000	5.000	05/15/2030	44,467
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(e)
100,000	4.625	10/01/2031	105,166
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	107,106
New Home Independent School District GO Bonds Series 2021 (PSF-GTD) (NR/Aaa)
100,000	3.000	02/15/2051	106,188
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (BBB/NR)
100,000	4.000	11/01/2049	112,380
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
50,000	4.000	01/01/2040	58,791
50,000	4.000	01/01/2041	58,625
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
345,000	5.000	01/01/2037	412,790
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(e)
100,000	1.875	01/01/2026	99,654
150,000	2.500	01/01/2030	149,001
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(e)
500,000	4.100	01/01/2028	491,342
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
535,000	5.000	12/15/2032	715,858
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
200,000	5.000	12/31/2055	221,845
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
600,000	5.000	06/30/2058	717,043
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(e)
820,000	2.625	09/01/2026	817,367

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (NR/Baa2)
$100,000	3.000%	09/01/2034	$106,320
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	50,636

			12,299,796

Utah – 1.2%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(e)
500,000	3.500	03/01/2036	492,281
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(e)
225,000	4.000	08/01/2050	233,622
Salt Lake City RB for International Airport Series 2021 A (AMT) (A/A2)
250,000	4.000	07/01/2040	290,809
1,000,000	4.000	07/01/2041	1,159,816

			2,176,528

Virginia – 0.6%
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(e)
100,000	3.750	03/01/2036	107,465
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(d)
300,000	0.000	06/01/2047	73,629
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
25,000	4.000	06/01/2036	28,970
Virginia Housing Development Authority RB Series 2019 E (AA+/Aa1)
250,000	3.100	12/01/2045	261,264
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
50,000	5.000	12/31/2049	59,394
200,000	5.000	12/31/2056	236,386
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
300,000	5.000	01/01/2040	303,232

			1,070,340

Washington – 0.4%
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
200,000	5.000	04/01/2038	244,803
Port of Seattle RB for Intermediate Lien Series 2018 A (AMT) (A+/A1)
220,000	5.000	05/01/2043	256,467
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM) (AA/Baa3)
120,000	4.000	07/01/2058	133,918

			635,188

Municipal Bonds – (continued)
West Virginia – 0.2%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(e)
100,000	4.125	06/01/2043	110,963
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B/B2)(b)(c)
100,000	4.125	07/01/2025	105,538
West Virginia GO Bonds Bid Group 2 Series 2019 A (AA-/Aa2)
100,000	5.000	12/01/2043	124,443

			340,944

Wisconsin – 0.9%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB/Baa3)
190,000	4.300	11/01/2030	211,653
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (BBB/NR)
25,000	5.000	07/01/2038	31,537
25,000	5.000	07/01/2041	31,297
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (NR/Ba1)(e)
50,000	5.000	12/01/2045	55,986
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(e)
100,000	5.000	06/01/2061	107,629
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(e)
100,000	4.000	03/01/2030	109,115
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (NR/Ba2)(e)
250,000	5.625	06/01/2050	249,211
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (NR/Ba2)(e)
290,000	6.500	06/01/2045	277,856
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (BB+/NR)(e)
100,000	6.000	07/01/2031	101,915
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(e)
100,000	5.000	04/01/2040	118,768
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (BB+/NR)(e)
150,000	4.500	07/01/2048	168,165
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(e)
25,000	6.125	10/01/2049	27,473

			1,490,605

TOTAL MUNICIPAL BONDS
(Cost $159,208,135)			$163,148,446

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds(i) – 0.1%
Real Estate – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
$100,000	9.750%	12/01/2039	$104,870
Benloch Ranch Improvement Association No. 1 Series 2021(e)
100,000	9.750	12/01/2039	104,870

TOTAL CORPORATE BONDS
(Cost $200,000)			$209,740

TOTAL INVESTMENTS – 93.0%
(Cost $159,408,135)			$163,358,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.0%			12,262,732

NET ASSETS – 100.0%			$175,620,918

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(g)	When-issued security.

(h)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
RB	—Revenue Bond
RMKT	—Remarketed
SD CRED PROG	—School District Credit Program
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(60)	12/21/2021	$(8,725,313)	$130,543
U.S. Treasury Ultra Bond	(22)	12/21/2021	(4,215,063)	106,135

Total Futures Contracts				$236,678

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 92.8%
Alabama – 0.6%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$3,639,022
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A1)(a)(b)
20,065,000	4.000	12/01/2025	22,643,433
25,000	4.000	12/01/2025	28,212
Black Belt Energy Gas District RB Series 2017 A (NR/Aa2)(a)(b)
1,000,000	4.000	07/01/2022	1,022,861
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
190,000	5.000	08/01/2022	196,885
225,000	5.000	08/01/2023	243,388
485,000	5.000	08/01/2024	545,043
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
85,000	4.000	10/01/2021	85,000
85,000	4.000	10/01/2022	87,933
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A/A1)(a)(b)
3,335,000	1.000	06/26/2025	3,374,044
Jacksonville State University RB Refunding Series 2020 (A-/A2)
650,000	3.000	12/01/2021	652,658
475,000	3.000	12/01/2022	489,005
315,000	3.000	12/01/2023	329,882
275,000	4.000	12/01/2024	303,614
375,000	4.000	12/01/2025	423,750
550,000	4.000	12/01/2026	633,828
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
1,225,000	5.000	09/15/2022	1,280,191
2,000,000	5.000	09/15/2023	2,182,306
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
1,780,000	5.500	10/01/2053	1,976,883
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,300,000
1,745,000	5.000	10/01/2022	1,828,165
3,825,000	6.500	10/01/2053	4,419,359
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
225,000	2.000	10/01/2024	234,355
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(a)(b)
675,000	2.000	10/01/2024	703,064
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
1,875,000	2.000	10/01/2024	1,952,956
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2020 A (BBB/Baa2)(a)(b)
6,500,000	1.375	06/16/2025	6,667,560
Special Care Facilities Financing Authority of the City of Pell City Alabama RB Refunding for Noland Obligated Group Series 2021 A (A/NR)
1,425,000	5.000	12/01/2023	1,565,468
1,570,000	5.000	12/01/2025	1,845,208

Municipal Bonds – (continued)
Alabama – (continued)
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A1)(a)
25,105,000	(1 Mo. LIBOR + 0.85%), 0.908	06/01/2024	25,263,410
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	401,120
850,000	4.000	11/01/2022	883,811

			87,202,414

Alaska – 0.3%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
640,000	5.000	12/01/2022	675,254
1,240,000	5.000	12/01/2023	1,365,345
1,775,000	5.000	12/01/2024	2,028,874
1,500,000	5.000	12/01/2025	1,769,697
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
6,775,000	5.000	06/30/2022	7,016,193
10,225,000	5.000	06/30/2023	11,072,431
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,072,049
Borough of North Slope GO Bonds Series 2020 A (AA/Aa2)
300,000	5.000	06/30/2022	310,680
1,750,000	5.000	06/30/2023	1,895,037
3,275,000	5.000	06/30/2024	3,691,817
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,025,000	4.000	09/01/2022	5,202,723
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (A/NR)
665,000	3.000	06/01/2022	675,986
520,000	4.000	06/01/2023	549,870
750,000	5.000	06/01/2024	837,050
1,000,000	5.000	06/01/2025	1,153,063
1,100,000	5.000	06/01/2026	1,306,193

			40,622,262

Arizona – 1.2%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,290,000	5.000	07/01/2023	14,798,944
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (AA+/Aa1)
9,000,000	1.958	07/01/2024	9,336,817
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
63,860,000	(3 Mo. LIBOR + 0.81%), 0.907	01/01/2037	63,306,468
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
250,000	5.000	11/01/2021	250,893
250,000	5.000	11/01/2022	262,681
755,000	5.000	11/01/2023	821,584
1,055,000	5.000	11/01/2024	1,187,857
340,000	5.000	11/01/2025	394,285

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (CCC+/NR)
$675,000	5.000%	01/01/2022	$677,649
600,000	5.000	01/01/2023	611,031
575,000	5.000	01/01/2024	591,906
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (CCC+/NR)
485,000	5.000	01/01/2022	485,842
505,000	5.000	01/01/2023	509,075
560,000	5.000	01/01/2024	566,822
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(a)(b)
20,365,000	5.000	06/03/2024	22,745,597
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A3)
3,150,000	2.163	07/01/2022	3,175,626
2,050,000	2.226	07/01/2023	2,082,762
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
1,665,000	5.000	07/01/2022	1,724,625
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/2023	17,725,369
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
125,000	4.000	07/01/2023	132,437
135,000	4.000	07/01/2024	146,736
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2003 A (BBB/Baa2)(a)(b)
3,750,000	1.050	06/01/2022	3,763,255
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (BBB/Baa2)(a)(b)
3,750,000	0.875	10/01/2026	3,709,809
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (BBB/Baa2)(a)(b)
1,790,000	0.875	10/01/2026	1,770,816
Pinal County Industrial Development Authority RB Refunding for State of Arizona Department of Corrections Series 2020 A (BBB/NR)
3,900,000	2.000	10/01/2024	3,964,872
1,540,000	2.000	10/01/2025	1,560,102

			156,303,860

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
275,000	5.000	08/01/2022	285,058
235,000	5.000	08/01/2023	253,578
400,000	5.000	08/01/2024	447,721

Municipal Bonds – (continued)
Arkansas – (continued)
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ETM) (ST AID WITHHLDG) (NR/Aa2)(d)
1,950,000	3.000	02/01/2022	1,967,727
1,510,000	3.000	02/01/2023	1,564,278

			4,518,362

California – 7.2%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
335,000	5.000	05/01/2022	343,981
300,000	5.000	05/01/2023	321,131
265,000	5.000	05/01/2024	294,720
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (AA/Aa3)(a)
7,000,000	(SIFMA Municipal Swap Index Yield + 0.45%), 0.500	04/01/2026	7,078,308
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 0.950	05/01/2023	10,069,075
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(a)
7,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 0.950	05/01/2023	7,048,353
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 1.25%), 1.300	04/01/2027	15,785,994
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(a)(b)
11,175,000	2.100	04/01/2022	11,191,246
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 F-1 (AA/Aa3)(d)
18,000,000	5.000	04/01/2027	22,195,512
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2017 B (AA/Aa3)(a)(b)
2,500,000	2.850	04/01/2025	2,682,740
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2018 A (AA/Aa3)(a)(b)
5,000,000	2.625	04/01/2026	5,384,241
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BB/NR)
1,000,000	5.000	05/01/2023	1,058,133
535,000	5.000	05/01/2024	583,966
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (A/NR)
5,000	1.100	06/01/2030	5,014

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (A/NR)
$425,000	5.000%	06/01/2024	$474,774
450,000	5.000	06/01/2026	536,768
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (A/NR)
50,000	1.375	06/01/2030	50,291
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (A/NR)
400,000	4.000	06/01/2022	409,307
400,000	4.000	06/01/2023	423,173
750,000	5.000	06/01/2024	838,067
700,000	5.000	06/01/2025	809,856
150,000	1.750	06/01/2030	150,943
California Earthquake Authority Taxable RB Series 2020 B (A/NR)
10,000,000	1.327	07/01/2022	10,074,677
7,500,000	1.477	07/01/2023	7,623,671
California Health Facilities Financing Authority RB for City of Hope Obligated Group Series (A+/A1)
1,140,000	5.000	11/15/2034	1,295,687
California Health Facilities Financing Authority RB for Kaiser Foundation Hospitals Series 2017 (AA-/NR)(a)(b)
7,695,000	5.000	11/01/2022	8,088,756
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital Series 2022 A (A+/A1)(e)
550,000	5.000	05/15/2023	574,037
1,200,000	5.000	05/15/2024	1,301,588
795,000	5.000	05/15/2026	917,602
285,000	5.000	05/15/2027	337,067
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2009 D (AA-/Aa3)(a)(b)
2,820,000	1.700	10/18/2022	2,863,003
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2019 C (AA-/Aa3)(a)(b)
32,470,000	5.000	10/01/2025	38,264,742
California Health Facilities Financing Authority RG Refunding for Cedars-Sinai Medical Center Obligated Group Series 2015 (AA-/Aa3)
2,590,000	5.000	11/15/2024	2,970,584
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (NR/A2)(a)
32,000,000	(SIFMA Municipal Swap Index Yield + 0.35%), 0.400	08/01/2024	32,115,648
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (NR/A3)(a)(b)
20,000,000	1.200	06/01/2028	20,060,478
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (NR/A3)(a)
5,000,000	(SIFMA Municipal Swap Index Yield + 0.70%), 0.750	06/01/2026	5,080,734

Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.33%),
20,000,000	0.390	04/01/2022	20,002,486
California Municipal Finance Authority RB for River Springs Charter School, Inc. Series 2021 A (NR/NR)(f)
1,825,000	1.150	12/15/2021	1,824,997
California Municipal Finance Authority RB for River Springs Charter School, Inc. Series 2021 B (NR/NR)(f)
1,925,000	2.450	12/15/2021	1,925,716
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (A-/NR)(a) (b) (f)
1,800,000	1.300	02/03/2025	1,839,082
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
17,860,000	0.700	12/01/2023	17,963,472
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2022	261,249
225,000	5.000	10/01/2023	245,025
275,000	5.000	10/01/2024	310,210
275,000	5.000	10/01/2025	319,689
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/WR)
250,000	5.000	10/01/2021	250,000
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
860,000	5.000	12/31/2023	946,663
685,000	5.000	06/30/2024	767,381
800,000	5.000	12/31/2024	912,061
1,000,000	5.000	06/30/2025	1,156,274
1,790,000	5.000	12/31/2025	2,100,808
1,385,000	5.000	06/30/2026	1,644,625
2,570,000	5.000	12/31/2026	3,091,367
2,005,000	5.000	06/30/2027	2,440,391
3,005,000	5.000	12/31/2027	3,691,243
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
100,000	4.000	06/01/2022	102,250
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
2,490,000	0.600	09/01/2023	2,488,137
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
3,500,000	5.000	11/21/2045	3,659,522
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (BBB-/NR)
210,000	4.000	10/15/2021	210,220
240,000	4.000	10/15/2022	248,347
290,000	4.000	10/15/2023	309,462
380,000	4.000	10/15/2024	416,863
390,000	4.000	10/15/2025	437,646
415,000	4.000	10/15/2026	474,922

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California State Public Works Board RB Refunding Series 2021 A (A+/Aa3)(e)
$11,800,000	5.000%	02/01/2026	$14,028,436
12,500,000	5.000	02/01/2027	15,292,050
14,000,000	5.000	02/01/2028	17,523,356
California State University RB Refunding Series 2014 A (AA-/NR)(d)
2,205,000	5.000	11/01/2024	2,524,165
California State University RB Refunding Series 2016 B-2 (AA-/Aa2)(a)(b)
12,100,000	0.550	11/01/2026	12,014,393
California State University RB Taxable Bonds Series 2020 D (AA-/Aa2)
320,000	0.349	11/01/2022	320,554
3,455,000	0.475	11/01/2023	3,458,540
2,870,000	0.685	11/01/2024	2,868,388
8,555,000	0.885	11/01/2025	8,521,787
California State University RB Taxable Bonds Series 2020 E (AA-/Aa2)
800,000	0.475	11/01/2023	800,820
1,105,000	0.685	11/01/2024	1,104,379
1,360,000	0.885	11/01/2025	1,354,720
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.38%), 0.430	12/01/2027	15,003,992
California State Various Purpose GO Bonds Series 2014 (AA-/Aa2)
6,850,000	5.000	05/01/2044	7,592,187
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,726,624
5,565,000	5.000	11/01/2025	6,588,168
8,500,000	5.000	11/01/2026	10,360,889
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
11,655,000	4.000	11/01/2024	12,991,988
2,015,000	3.000	11/01/2025	2,222,902
7,025,000	5.000	11/01/2025	8,316,600
14,275,000	4.000	11/01/2026	16,687,966
2,755,000	5.000	11/01/2026	3,358,147
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
500,000	5.000	01/01/2022	505,453
500,000	5.000	01/01/2023	527,692
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
205,000	3.000	09/01/2022	209,405
210,000	3.000	09/01/2023	219,264
215,000	3.000	09/01/2024	227,914
225,000	4.000	09/01/2025	250,184
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(g)
2,515,000	0.000	08/01/2023	2,498,289

Municipal Bonds – (continued)
California – (continued)
City of Montebello RB Series 2020 (AGM) (AA/NR)
1,000,000	2.403	06/01/2024	1,033,249
1,000,000	2.503	06/01/2025	1,036,132
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	185,285
250,000	4.000	09/01/2026	282,901
City of San Francisco RB Refunding for Public Utilities Commission Water Series 2015 A (AA-/Aa2)
1,345,000	5.000	11/01/2025	1,563,456
City of Torrance Joint Powers Financing Authority RB Series 2020 (AA/NR)
405,000	1.239	10/01/2021	405,000
500,000	1.289	10/01/2022	504,856
750,000	1.427	10/01/2023	763,541
3,325,000	1.604	10/01/2024	3,404,614
5,000,000	1.804	10/01/2025	5,144,455
Foothill-De Anza Community College District GO Bonds Series 2000 A (NATL-RE) (AAA/Aaa)(g)
3,590,000	0.000	08/01/2023	3,572,650
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,025,000	5.000	06/01/2022	6,205,381
6,000,000	5.000	06/01/2023	6,445,098
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB/NR)
9,225,000	3.500	06/01/2036	9,342,847
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (AA/NR)(f)
450,000	4.000	06/01/2023	473,687
555,000	4.000	06/01/2027	633,729
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
3,260,000	3.678	06/01/2038	3,397,856
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,839,139
1,135,000	5.000	09/01/2023	1,233,027
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	637,826
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	552,783
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	260,363
415,000	4.000	09/01/2023	441,163
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (SP-1+/MIG1)(g)
5,190,000	0.000	08/01/2023	5,164,918
Los Angeles Community College District GO Bonds Series 2013 F (AA+/Aaa)(d)
8,985,000	4.000	08/01/2023	9,611,773
Los Angeles Community College District GO Refunding Bonds Series 2015 A (AA+/Aaa)(d)
5,240,000	5.000	08/01/2024	5,940,211

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Department of Airports RB Series 2015 D (AMT) (AA-/Aa2)
$1,425,000	5.000%	05/15/2030	$1,638,094
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	33,969,857
Los Angeles Unified School District GO Refunding Bonds 2014 C (A+/Aa3)
4,520,000	5.000	07/01/2027	5,087,901
Municipal Improvement Corp. of Los Angeles RB Refunding for City of Los Angeles Series 2020 C (AA-/NR)
1,670,000	0.890	11/01/2024	1,679,458
2,735,000	1.040	11/01/2025	2,734,735
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A1)(c)
8,935,000	(3 Mo. LIBOR + 0.72%), 0.817	07/01/2027	8,982,567
Orange County Transportation Authority RB for I-405 Improvement Project Series 2021 (AA/Aa3)
17,190,000	4.000	10/15/2024	19,087,439
Pasadena Unified School District GO Bonds Series 2020 B (NR/Aa3)
3,770,000	1.000	08/01/2024	3,838,242
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
2,950,000	5.000	09/01/2025	3,440,908
Port of Los Angeles RB Refunding Series 2019 A (AMT) (AA/Aa2)
10,100,000	5.000	08/01/2024	11,338,241
Port of Oakland RB Refunding for California Intermediate Lien Series 2021 H (AMT) (A/A2)
3,000,000	5.000	05/01/2025	3,462,950
Port of Oakland RB Refunding Senior Lien Series 2020 (A+/A1)
2,225,000	0.821	05/01/2023	2,240,157
1,285,000	1.081	05/01/2024	1,298,511
905,000	1.181	05/01/2025	911,881
1,460,000	1.517	05/01/2026	1,478,384
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	391,497
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	185,180
195,000	4.000	09/01/2024	211,769
205,000	4.000	09/01/2025	227,031
210,000	4.000	09/01/2026	235,930
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
800,000	5.000	09/01/2022	831,287
1,835,000	5.000	09/01/2023	1,983,593
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A3)
26,940,000	4.000	07/01/2029	27,590,561

Municipal Bonds – (continued)
California – (continued)
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2020 B (AA/Aa2)
4,400,000	0.872	12/01/2024	4,394,294
4,900,000	1.042	12/01/2025	4,856,610
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
10,000,000	(3 Mo. LIBOR + 0.57%), 0.650	06/01/2039	9,937,344
Sacramento Municipal Utility District RB Series 2019 A (AA-/NR)(a)(b)
22,130,000	5.000	10/17/2023	23,701,876
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(h)
42,620,000	0.000	08/01/2041	24,205,599
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
6,900,000	5.000	05/01/2026	7,087,415
10,000,000	5.000	05/01/2027	10,271,027
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A/A1)
24,000,000	5.000	05/01/2025	27,759,005
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
360,000	4.000	08/01/2022	369,693
385,000	4.000	08/01/2023	407,160
855,000	4.000	08/01/2024	928,875
930,000	4.000	08/01/2025	1,033,118
1,020,000	3.000	08/01/2026	1,106,959
San Jose City Financing Authority Taxable RB Refunding for Civic Center Refunding Project 2020 A (AA/Aa2)
970,000	0.541	06/01/2022	971,703
990,000	0.642	06/01/2023	993,208
725,000	0.844	06/01/2024	727,370
735,000	0.994	06/01/2025	734,989
San Mateo Foster City Public Financing Authority RB for City of San Mateo Series 2021 B (AA-/Aa2)
21,200,000	5.000	08/01/2025	24,919,557
San Mateo Foster City Public Financing Authority RB for Estero Municipal Improvement District Series 2021 A (AA/Aa2)
13,250,000	5.000	08/01/2025	15,574,723
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/Aa1)
160,000	1.600	07/01/2023	163,654
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (A/NR)
230,000	4.000	07/01/2022	235,835
260,000	4.000	07/01/2023	275,236
240,000	4.000	07/01/2024	261,480
300,000	4.000	07/01/2025	334,927
320,000	4.000	07/01/2026	364,738
Southwestern Community College District GO Bonds Series 2015 D (AA-/Aa2)(d)
5,000,000	5.000	08/01/2025	5,863,829

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California Department of Water Resources RB Series 2014 (AAA/NR)(d)
$5,970,000	5.000%	12/01/2024	$6,857,443
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
12,400,000	2.367	04/01/2022	12,532,850
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,020,770
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	54,499,624
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,950,000	1.400	06/01/2022	8,965,025
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (A/NR)
150,000	0.450	06/01/2030	150,807
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
2,000,000	5.000	06/01/2022	2,059,567
1,750,000	5.000	06/01/2024	1,953,117
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,200,000	5.000	10/01/2026	1,445,466
University of California RB Series 2020 BF (AA/Aa2)
500,000	0.628	05/15/2023	502,591
785,000	0.833	05/15/2024	789,763
University of California RB Series 2020 BG (AA/Aa2)
7,065,000	1.316	05/15/2027	7,067,293
Washington Township Health Care District RB Refunding Series 2020 A (NR/Baa2)
200,000	5.000	07/01/2022	206,658
175,000	5.000	07/01/2023	188,505
200,000	5.000	07/01/2024	223,728
225,000	5.000	07/01/2025	260,097
250,000	5.000	07/01/2026	297,402

			960,866,270

Colorado – 2.4%
Cherry Creek Colorado School District No. 5 GO Refunding Bonds Series 2020 (ST AID WITHHLDG) (AA+/Aa1)
6,745,000	5.000	12/15/2024	7,745,671
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
450,000	5.000	12/01/2021	453,408
375,000	5.000	12/01/2022	395,612
285,000	5.000	12/01/2023	313,354
875,000	5.000	12/01/2024	999,258
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (AA+/Aa2)
1,520,000	5.000	11/15/2024	1,738,758
1,000,000	5.000	11/15/2025	1,183,086
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2018 B (AA/Aa2)(a)(b)
2,270,000	5.000	11/20/2025	2,685,774

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(d)
13,425,000	5.250	01/01/2023	14,251,391
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
2,375,000	5.000	08/01/2026	2,785,647
Colorado Health Facilities Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2013 A (AA-/Aa3)
5,200,000	5.000	01/01/2034	5,722,776
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A-/A3)
450,000	5.000	10/01/2022	470,709
300,000	5.000	10/01/2024	338,602
475,000	5.000	10/01/2027	580,846
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A-/WR)
100,000	5.000	10/01/2021	100,000
Colorado Health Facilities Authority RB Refunding for Children’s Hospital Colorado Obligated Group Series 2016 C (A+/A1)
2,560,000	5.000	12/01/2025	3,023,754
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,965,000	5.000	08/01/2025	4,617,873
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
4,335,000	5.000	08/01/2025	5,048,796
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
8,275,000	5.000	08/01/2025	9,429,640
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (WD/NR)(d)
500,000	5.000	06/01/2022	515,679
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,245,000	5.000	11/01/2021	2,253,039
1,825,000	5.000	11/01/2022	1,917,776
1,730,000	5.000	11/01/2023	1,896,525
1,275,000	5.000	11/01/2024	1,451,009
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	976,241
810,000	5.000	01/01/2023	857,993
1,500,000	5.000	01/01/2024	1,656,134
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
800,000	2.185	11/01/2021	801,159
1,275,000	2.237	11/01/2022	1,301,102
1,250,000	2.396	11/01/2023	1,295,819

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
$17,500,000	5.000%	12/31/2056	$19,731,224
Denver City & County Airport RB Refunding Series 2016 A (A+/A1)
1,000,000	5.000	11/15/2023	1,099,762
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(a)(b)
8,345,000	5.000	11/15/2022	8,776,656
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
6,000,000	5.500	11/15/2027	6,633,472
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(d)
24,395,000	5.000	12/01/2022	25,763,738
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(d)
4,060,000	5.000	12/01/2021	4,091,417
Denver Colorado City & County GO Refunding Bonds Series 2020 B (AAA/Aaa)
39,565,000	5.000	08/01/2026	47,858,880
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,110,000	5.000	12/01/2021	4,139,061
4,315,000	5.000	12/01/2022	4,535,605
4,530,000	5.000	12/01/2023	4,953,897
4,760,000	5.000	12/01/2024	5,394,186
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
2,970,000	5.000	12/01/2024	3,357,727
1,100,000	5.000	12/01/2025	1,281,014
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
220,000	5.000	12/01/2021	221,556
300,000	5.000	12/01/2022	315,337
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
150,000	5.000	09/01/2023	163,256
450,000	5.000	09/01/2024	509,335
300,000	5.000	09/01/2025	351,190
2,800,000	5.000	09/01/2040	3,124,090
E-470 Public Highway Authority RB Refunding Series 2021 B (A/A2)(a)
	(SOFR + 0.35%),
7,250,000	0.384	09/01/2024	7,257,673
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(g)
20,115,000	0.000	09/01/2028	18,312,360
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa1)(d)
5,925,000	4.000	12/15/2022	6,197,744
12,040,000	5.000	12/15/2022	12,738,190
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2)
50,000	3.000	07/15/2023	52,191
385,000	5.000	01/15/2024	423,415
325,000	5.000	07/15/2024	364,066

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (A-/Baa2) – (continued)
325,000	5.000	01/15/2025	369,631
400,000	5.000	07/15/2025	461,964
350,000	3.000	01/15/2026	380,467
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
25,000	5.000	12/01/2021	25,174
50,000	5.000	12/01/2022	52,479
150,000	5.000	12/01/2024	168,830
State of Colorado COPS Series 2020 A (AA-/Aa2)
1,375,000	5.000	12/15/2023	1,517,977
1,440,000	5.000	12/15/2024	1,650,655
3,530,000	5.000	12/15/2025	4,177,696
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(a)(b)
23,765,000	5.000	11/15/2024	26,566,779
University of Colorado RB Green Bonds Series 2019 C (AA+/Aa1)(a)(b)
21,205,000	2.000	10/15/2024	22,169,581
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
150,000	5.000	12/01/2021	151,063
165,000	5.000	12/01/2022	173,475
195,000	5.000	12/01/2023	213,513
200,000	5.000	12/01/2024	227,050
180,000	5.000	12/01/2025	210,745

			322,971,552

Connecticut – 2.2%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,000,000	5.000	08/01/2023	1,082,109
945,000	5.000	08/01/2024	1,061,422
600,000	5.000	08/01/2025	695,584
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,625,459
City of Waterbury GO Refunding Bonds Series 2020 C (AA-/NR)
765,000	1.895	09/01/2024	792,794
Connecticut State GO Bonds Series 2013 A (A+/Aa3)
5,355,000	5.000	10/15/2023	5,874,819
Connecticut State GO Bonds Series 2013 E (A+/Aa3)
10,000,000	5.000	08/15/2031	10,818,901
Connecticut State GO Bonds Series 2015 F (A+/Aa3)
6,640,000	5.000	11/15/2021	6,677,340
5,695,000	5.000	11/15/2022	6,001,424
4,545,000	5.000	11/15/2023	5,002,487
Connecticut State GO Bonds Series 2017 A (A+/Aa3)
1,705,000	5.000	04/15/2022	1,749,045
Connecticut State GO Bonds Series 2018 A (A+/Aa3)
5,000,000	5.000	04/15/2025	5,809,030
Connecticut State GO Refunding Bonds Series 2017 B (A+/Aa3)
18,110,000	3.000	04/15/2022	18,385,799
Connecticut State GO Refunding Bonds Series 2018 B (A+/Aa3)
8,500,000	5.000	04/15/2023	9,125,617

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(a)(b)
$15,245,000	1.800%	07/01/2024	$15,725,986
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(a)(b)
14,100,000	2.000	02/08/2022	14,189,250
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
400,000	5.000	07/01/2022	412,557
415,000	5.000	07/01/2023	445,143
375,000	5.000	07/01/2024	415,049
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (AAA/Aaa)(a)(b)
47,125,000	0.375	07/12/2024	47,065,283
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(a)(b)
23,840,000	5.000	02/01/2028	29,782,325
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(a)(b)
49,775,000	5.000	02/01/2023	52,932,975
State of Connecticut GO Bonds for GAAP Conversion Bonds Series 2013 A (A+/Aa3)
10,150,000	5.000	10/15/2025	11,113,631
State of Connecticut GO Bonds Series 2020 A (A+/Aa3)
4,715,000	2.500	07/01/2022	4,796,105
3,490,000	2.000	07/01/2023	3,584,069
7,115,000	1.998	07/01/2024	7,359,416
4,000,000	2.098	07/01/2025	4,164,802
State of Connecticut Special Tax Obligation Bonds Series 2020 A (AA-/NR)
400,000	5.000	05/01/2022	411,195
1,025,000	5.000	05/01/2024	1,148,652
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (AA-/Aa3)
3,780,000	4.576	11/01/2022	3,953,437
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (AA-/Aa3)
5,000,000	5.000	01/01/2026	5,294,960
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2016 A (AA-/Aa3)
4,225,000	5.000	09/01/2025	4,958,469
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (AA-/Aa3)
5,035,000	3.000	12/01/2022	5,057,460
Town of Stratford GO Refunding Bonds Series 2020 B (BAM) (AA/A2)
585,000	0.572	08/01/2023	585,185
665,000	0.956	08/01/2024	667,870
1,800,000	1.086	08/01/2025	1,802,831

Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Bonds Series 2017 A (BBB/Baa3)
400,000	4.000	11/01/2021	401,096
415,000	5.000	11/01/2022	435,543
400,000	5.000	11/01/2023	437,191
West Haven GO Bonds Series 2017 B (BBB/Baa3)
790,000	5.000	11/01/2022	829,106

			292,671,416

Delaware – 0.2%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A/A2)(a)(b)
5,425,000	1.050	07/01/2025	5,495,422
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	507,893
305,000	5.000	06/01/2024	339,813
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (BBB-/NR)(a)(b)
14,650,000	1.250	10/01/2025	14,746,686
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,500,000	5.000	02/01/2022	3,555,482
1,750,000	5.000	02/01/2023	1,861,754
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/Aa2)
560,000	1.730	10/01/2022	565,315
660,000	1.790	10/01/2023	668,493
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/WR)
530,000	1.680	10/01/2021	530,000

			28,270,858

District of Columbia – 0.8%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
200,000	5.000	07/01/2023	215,361
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
350,000	1.438	04/01/2022	351,893
520,000	1.558	04/01/2023	528,406
560,000	1.667	04/01/2024	572,821
735,000	1.817	04/01/2025	754,423
800,000	2.136	04/01/2026	828,550
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
5,000,000	5.000	03/01/2024	5,567,403
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
10,000,000	5.000	10/01/2022	10,480,697
15,745,000	5.000	10/01/2023	17,245,346
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(a)(b)
12,250,000	1.750	10/01/2024	12,714,709
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
4,100,000	5.000	10/01/2029	4,285,326

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (A+/Aa3)
$3,890,000	5.000%	10/01/2044	$4,367,098
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
2,305,000	5.000	10/01/2026	2,773,994
Metropolitan Washington Airports Authority RB Refunding Series 2019 A (AMT) (A+/Aa3)
4,750,000	5.000	10/01/2025	5,554,536
Metropolitan Washington Airports Authority RB Refunding Series 2021 A (AMT) (A+/Aa3)
1,485,000	5.000	10/01/2022	1,555,622
2,100,000	5.000	10/01/2023	2,292,169
3,275,000	5.000	10/01/2024	3,711,024
6,820,000	5.000	10/01/2025	7,975,144
12,505,000	5.000	10/01/2026	15,049,370
Metropolitan Washington Airports Authority RB Series 2011 C (A+/Aa3)
6,835,000	5.000	10/01/2027	6,835,000
2,000,000	5.000	10/01/2028	2,000,000

			105,658,892

Florida – 2.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
855,000	5.000	05/01/2022	876,412
900,000	5.000	05/01/2023	960,300
945,000	5.000	05/01/2024	1,046,365
995,000	5.000	05/01/2025	1,136,764
1,045,000	5.000	05/01/2026	1,225,216
1,100,000	5.000	05/01/2027	1,314,075
1,155,000	5.000	05/01/2028	1,404,535
1,200,000	2.375	05/01/2029	1,260,011
1,230,000	2.625	05/01/2030	1,306,437
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
340,000	2.250	05/01/2022	342,569
350,000	2.500	05/01/2023	358,159
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,125,000	2.250	05/01/2022	1,135,838
1,150,000	2.500	05/01/2023	1,183,388
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
455,000	3.125	05/01/2022	461,771
455,000	3.250	05/01/2023	473,622
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
125,000	2.250	05/01/2022	126,233
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (A+/NR)
305,000	3.500	05/01/2022	310,373
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,697,284

Municipal Bonds – (continued)
Florida – (continued)
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
185,000	2.375	05/01/2022	186,958
190,000	2.500	05/01/2023	195,365
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,205,000	5.000	07/01/2023	2,384,003
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
1,065,000	2.125	09/01/2022	1,083,268
1,000,000	2.250	09/01/2023	1,037,477
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
83,000	3.500	05/01/2022	84,341
87,000	3.500	05/01/2023	91,140
40,000	4.000	05/01/2024	43,433
Central Florida Expressway Authority RB Refunding Senior Lien Series 2021 (AGM) (AA/NR)
5,730,000	5.000	07/01/2026	6,893,309
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
430,000	5.000	07/01/2022	445,169
1,240,000	5.000	07/01/2023	1,341,344
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
750,000	5.000	07/01/2022	776,457
2,265,000	5.000	07/01/2023	2,450,116
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2021	95,148
100,000	3.000	11/01/2022	101,948
105,000	3.000	11/01/2023	109,366
105,000	3.500	11/01/2024	112,722
City of Gainesville Taxable RB Series 2020 (AA-/Aa3)
270,000	0.641	10/01/2022	270,543
185,000	0.817	10/01/2023	185,630
265,000	0.997	10/01/2024	265,581
500,000	1.117	10/01/2025	498,138
City of Gainesville Taxable RB Series 2020 (NR/WR)
360,000	0.541	10/01/2021	360,000
City of Jacksonville Taxable RB Refunding Series 2020 C (AA/NR)
705,000	0.393	10/01/2021	705,000
995,000	0.493	10/01/2022	995,448
330,000	0.594	10/01/2023	329,539
650,000	0.819	10/01/2024	648,019
690,000	0.939	10/01/2025	683,726
City of Lakeland RB Refunding for Lakeland Regional Health Systems Obligated Group Series 2016 (NR/A2)
4,130,000	5.000	11/15/2024	4,717,467
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (BBB+/NR)
670,000	3.250	09/01/2023	695,464
1,380,000	3.250	09/01/2024	1,457,096
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
860,000	2.125	05/01/2022	864,892

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
$172,000	3.000%	05/01/2023	$176,570
100,000	3.000	05/01/2024	103,671
183,000	3.000	05/01/2025	190,634
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
200,000	3.000	05/01/2022	201,871
150,000	3.000	05/01/2023	153,583
325,000	3.000	05/01/2024	336,765
150,000	3.000	05/01/2025	155,149
315,000	3.000	05/01/2026	326,604
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
126,000	2.750	05/01/2022	127,218
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	168,685
County of Broward RB for Airport System Series 2015 A (AMT) (A/A1)
2,250,000	5.000	10/01/2029	2,618,530
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
740,000	5.000	10/01/2022	775,192
625,000	5.000	10/01/2023	682,586
945,000	5.000	10/01/2024	1,070,815
County of Broward RB for Airport System Series 2019 A (AMT) (A/WR)
1,110,000	5.000	10/01/2021	1,110,000
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A/A1)
285,000	5.000	10/01/2022	298,553
215,000	5.000	10/01/2023	234,855
355,000	5.000	10/01/2024	402,264
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A/WR)
265,000	5.000	10/01/2021	265,000
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	442,670
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,615,000	5.000	08/01/2022	1,679,832
3,750,000	5.000	08/01/2023	4,075,879
County of Lee RB Refunding Series 2012 (AA+/Aa2)
3,020,000	5.000	10/01/2024	3,434,653
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A-/A2)(d)
16,545,000	5.000	10/01/2022	17,326,275
County of Miami-Dade Aviation RB Refunding Series 2014 A (AMT) (A-/A2)
20,000,000	5.000	10/01/2034	22,484,584
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,505,000	5.000	07/01/2024	3,926,948

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade GO Bonds Series 2019 A (AA/NR)
3,040,000	5.000	07/01/2025	3,551,013
County of Miami-Dade GO Bonds Series 2021 A (AA/NR)
2,185,000	5.000	07/01/2024	2,465,295
County of Miami-Dade RB Refunding Series 2020 A (A-/NR)
2,500,000	5.000	10/01/2023	2,735,070
2,400,000	5.000	10/01/2024	2,724,906
1,350,000	5.000	10/01/2025	1,582,152
County of Miami-Dade RB Refunding Series 2020 B (A-/NR)
3,760,000	1.229	10/01/2025	3,771,142
County of Miami-Dade RB Refunding Series 2021 B (AA/Aa3)
6,505,000	5.000	04/01/2025	7,532,830
9,005,000	5.000	04/01/2026	10,766,950
3,760,000	5.000	04/01/2027	4,624,758
County of Miami-Dade RB Refunding Subordinate Series 2021 B (A+/NR)
300,000	0.707	10/01/2023	300,428
450,000	1.004	10/01/2024	451,345
1,490,000	1.154	10/01/2025	1,488,909
County of Miami-Dade Transit System Taxable RB Refunding Series 2020 B (AA/NR)
5,065,000	0.550	07/01/2023	5,078,652
7,300,000	0.750	07/01/2024	7,317,811
5,045,000	0.900	07/01/2025	5,040,573
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
300,000	5.000	10/01/2021	300,000
250,000	5.000	10/01/2022	261,038
640,000	5.000	10/01/2023	695,875
780,000	5.000	10/01/2024	879,681
275,000	5.000	10/01/2025	320,439
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
125,000	3.000	05/01/2022	126,336
130,000	3.000	05/01/2023	134,604
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,685,000	4.250	05/01/2029	2,980,968
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
255,000	2.000	11/01/2021	255,253
260,000	2.000	11/01/2022	263,329
265,000	2.000	11/01/2023	272,635
270,000	2.000	11/01/2024	280,386
275,000	2.000	11/01/2025	286,601
280,000	2.000	11/01/2026	291,810
290,000	2.000	11/01/2027	300,582
295,000	2.000	11/01/2028	302,997
300,000	2.000	11/01/2029	305,737
305,000	2.125	11/01/2030	311,011
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
10,000,000	5.000	11/01/2022	10,517,277
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
300,000	2.625	12/15/2024	305,856

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
$350,000	5.000%	04/01/2022	$357,942
350,000	5.000	04/01/2023	373,810
530,000	5.000	04/01/2024	586,242
200,000	5.000	04/01/2025	228,753
Florida State GO Refunding Bonds Series 2015 F (AAA/Aaa)
5,015,000	5.000	06/01/2028	5,839,900
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
235,000	2.500	05/01/2022	237,220
245,000	2.500	05/01/2023	252,113
245,000	2.500	05/01/2024	255,697
255,000	2.750	05/01/2025	270,929
260,000	3.000	05/01/2026	281,713
Fort Lauderdale RB Refunding Series 2020 (AAA/Aa2)
18,650,000	1.150	01/01/2026	18,688,164
Greater Orlando Aviation Authority RB Refunding Series 2012 A (A+/WR)
855,000	5.000	10/01/2021	855,000
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
245,000	3.500	05/01/2022	248,688
250,000	3.500	05/01/2023	261,653
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
200,000	4.000	05/01/2022	204,085
205,000	4.000	05/01/2023	216,294
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
225,000	2.500	05/01/2022	227,360
230,000	2.500	05/01/2023	235,945
200,000	2.500	05/01/2024	208,055
175,000	2.500	05/01/2025	183,452
200,000	2.500	05/01/2026	210,971
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
295,000	2.250	05/01/2022	296,939
305,000	2.500	05/01/2023	313,418
315,000	2.750	05/01/2024	330,097
320,000	3.000	05/01/2025	342,094
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2015 A (AMT) (A+/Aa3)
10,000,000	5.000	10/01/2040	11,226,474
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
70,000	3.000	05/01/2022	70,748
123,000	3.000	05/01/2023	126,093
130,000	3.000	05/01/2024	134,473
132,000	3.000	05/01/2025	137,087
139,000	3.000	05/01/2026	144,305
JEA Water & Sewer System RB Refunding Series 2020 A (AA+/Aa3)
910,000	5.000	10/01/2023	996,714

Municipal Bonds – (continued)
Florida – (continued)
JEA Water & Sewer System RB Series 2006 B (NATL-RE) (AA+/Aa3)(c)
	(MUNI-CPI + 1.00%),
670,000	3.620	10/01/2022	682,308
JEA Water & Sewer System RB Series 2006 B (NATL-RE) (AA+/WR)(c)
	(MUNI-CPI + 0.99%),
645,000	3.610	10/01/2021	645,000
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
79,000	3.000	05/01/2022	80,004
82,000	3.000	05/01/2023	85,101
81,000	3.000	05/01/2024	85,952
84,000	3.000	05/01/2025	90,537
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (A/NR)
135,000	3.000	05/01/2022	136,669
270,000	3.000	05/01/2023	278,915
355,000	3.000	05/01/2024	373,153
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
435,000	5.000	05/01/2022	446,380
460,000	5.000	05/01/2023	492,099
485,000	5.000	05/01/2024	539,262
335,000	5.000	05/01/2025	385,027
355,000	4.500	05/01/2026	410,389
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
300,000	3.500	05/01/2022	304,498
305,000	3.500	05/01/2023	318,971
320,000	3.500	05/01/2024	344,156
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
2,770,000	5.000	03/01/2022	2,822,688
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
110,000	3.500	05/01/2022	111,172
115,000	3.500	05/01/2023	119,106
120,000	3.500	05/01/2024	126,683
125,000	3.500	05/01/2025	134,221
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,000,000	5.000	01/01/2022	1,010,685
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	197,784
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (BBB/NR)
1,105,000	4.000	05/15/2026	1,239,758
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
190,000	3.000	11/01/2021	190,339
195,000	3.000	11/01/2022	199,919

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR) – (continued)
$205,000	3.000%	11/01/2023	$214,823
210,000	3.000	11/01/2024	224,850
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2022	85,940
90,000	3.500	05/01/2023	93,486
90,000	3.500	05/01/2024	95,507
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	243,054
245,000	3.500	05/01/2024	258,708
255,000	3.500	05/01/2025	273,350
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
410,000	4.000	05/01/2022	415,940
425,000	4.000	05/01/2023	444,707
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
500,000	3.000	05/01/2024	528,849
515,000	2.000	05/01/2025	534,184
520,000	2.000	05/01/2026	539,120
535,000	2.000	05/01/2027	551,783
Polk County School District COPS Refunding Series 2020 B (NR/Aa3)
1,695,000	5.000	01/01/2025	1,941,266
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
385,000	2.500	05/01/2022	388,926
395,000	2.500	05/01/2023	407,288
405,000	2.500	05/01/2024	423,742
415,000	2.750	05/01/2025	442,434
425,000	3.000	05/01/2026	462,477
River Glen Community Development District Special Assessment Refunding Bond for Assessment Area One Series 2021 (BBB+/NR)
80,000	2.500	05/01/2022	80,779
133,000	2.500	05/01/2023	135,974
137,000	2.500	05/01/2024	142,020
140,000	2.500	05/01/2025	146,360
143,000	2.500	05/01/2026	149,350
146,000	2.500	05/01/2027	152,323
148,000	2.500	05/01/2028	153,994
158,000	2.500	05/01/2030	162,957
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
195,000	3.000	05/01/2022	197,004
175,000	3.000	05/01/2023	179,208
235,000	3.000	05/01/2024	242,663
180,000	3.000	05/01/2025	186,494
225,000	3.000	05/01/2026	232,791
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
760,000	3.000	05/01/2022	767,987
400,000	3.000	05/01/2023	409,869

Municipal Bonds – (continued)
Florida – (continued)
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR) – (continued)
380,000	3.000	05/01/2024	392,781
240,000	3.000	05/01/2025	248,996
School District of Broward County COPS Series 2012 A (NR/NR)(d)
7,310,000	5.000	07/01/2022	7,571,008
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
405,000	2.875	05/01/2022	408,572
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2021	330,362
335,000	2.250	11/01/2022	339,136
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
100,000	2.125	05/01/2022	100,534
100,000	2.375	05/01/2023	102,168
95,000	2.500	05/01/2024	98,481
100,000	2.750	05/01/2025	105,559
95,000	3.000	05/01/2026	101,878
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
390,000	4.500	05/01/2022	397,465
State Board of Administration Finance Corp. Taxable RB Series 2020 A (AA/Aa3)
8,200,000	1.258	07/01/2025	8,288,405
State of Florida GO Refunding Bonds Series 2021 A (AAA/Aaa)
8,070,000	5.000	06/01/2026	9,713,649
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
260,000	2.250	05/01/2022	262,099
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
109,000	3.000	05/01/2022	110,026
118,000	3.000	05/01/2024	121,396
121,000	3.000	05/01/2025	124,857
725,000	3.500	05/01/2031	769,669
787,000	4.000	05/01/2036	845,954
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
185,000	2.250	05/01/2022	186,440
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
360,000	5.000	08/01/2022	374,298
640,000	5.000	08/01/2023	695,617
420,000	5.000	08/01/2024	474,528
520,000	5.000	08/01/2025	607,989
The Miami-Dade County School Board GO Bonds Series 2014 A (AA-/Aa3)
2,920,000	5.000	03/15/2029	3,240,494
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,015,000	2.250	05/01/2022	1,025,307
1,040,000	2.500	05/01/2023	1,069,366

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$125,000	3.875%	05/01/2022	$127,150
125,000	4.000	05/01/2023	127,425
135,000	4.125	05/01/2024	137,898
140,000	4.150	05/01/2025	142,915
145,000	4.250	05/01/2026	147,955
University of Florida Department of Housing & Residence Education Housing System RB Series 2021 A (AA-/Aa2)
5,110,000	5.000	07/01/2027	6,297,017
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
325,000	3.000	05/01/2022	328,605
335,000	3.100	05/01/2023	347,012
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	482,222
490,000	2.000	05/01/2024	502,755
500,000	2.000	05/01/2025	514,879
795,000	2.000	05/01/2026	818,130
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
158,000	3.000	05/01/2022	159,487
165,000	3.000	05/01/2023	168,578
171,000	3.000	05/01/2024	175,921
177,000	3.000	05/01/2025	182,643
973,000	3.500	05/01/2030	1,020,656
1,433,000	4.000	05/01/2036	1,540,345
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
255,000	4.500	05/01/2023	259,622
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
345,000	4.000	05/01/2022	351,643
360,000	4.000	05/01/2023	378,667
385,000	4.000	05/01/2024	413,839
305,000	4.000	05/01/2025	334,594
Village Community Development District No. 8 Special Assessment RB Phase II Series 2020 (AGM) (AA/NR)
640,000	5.000	05/01/2022	655,990
670,000	5.000	05/01/2023	715,218
705,000	5.000	05/01/2024	779,286
745,000	5.000	05/01/2025	848,604
780,000	5.000	05/01/2026	912,615
Village Community Development District No. 8 Special Assessment RB Phase III Series 2020 (AGM) (AA/NR)
580,000	5.000	05/01/2022	594,491
605,000	5.000	05/01/2023	645,832
640,000	5.000	05/01/2024	707,956
670,000	5.000	05/01/2025	763,681
705,000	5.000	05/01/2026	824,863
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
205,000	2.250	11/01/2021	205,205
210,000	2.250	11/01/2022	212,932
215,000	2.500	11/01/2023	221,603

Municipal Bonds – (continued)
Florida – (continued)
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,255,000	5.000	08/01/2022	1,304,525
1,250,000	5.000	08/01/2023	1,356,706

			321,241,004

Georgia – 3.7%
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(a)(b)
6,360,000	1.550	08/19/2022	6,429,302
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
1,500,000	5.000	07/01/2022	1,553,946
1,585,000	5.000	07/01/2023	1,717,443
1,500,000	5.000	07/01/2024	1,690,661
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(a)(b)
4,055,000	2.150	06/13/2024	4,233,191
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(a)(b)
2,115,000	2.250	05/25/2023	2,177,995
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(a)(b)
4,000,000	2.925	03/12/2024	4,236,622
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (BBB+/Baa1)(a)(b)
2,000,000	1.500	02/03/2025	2,053,805
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(a)(b)
29,150,000	3.000	02/01/2023	30,125,790
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(a)(b)
6,045,000	1.550	08/19/2022	6,110,870
23,865,000	1.700	08/22/2024	24,634,696
Carroll County School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aa1)
200,000	5.000	04/01/2024	223,547
220,000	5.000	04/01/2025	255,011
City of Atlanta Department of Aviation RB Refunding Series 2014 B (A+/Aa3)
1,025,000	5.000	01/01/2024	1,131,935
City of Atlanta Department of Aviation RB Refunding Series 2020 A (AA-/Aa3)
1,985,000	5.000	07/01/2024	2,235,562
4,900,000	5.000	07/01/2025	5,715,719
5,500,000	5.000	07/01/2026	6,616,614
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (AA-/Aa3)
1,280,000	5.000	07/01/2024	1,437,078
2,000,000	5.000	07/01/2025	2,320,820
2,410,000	5.000	07/01/2026	2,880,582
City of Atlanta RB Refunding for Airport Passenger Facility Charge Series 2014 A (A+/Aa3)
2,330,000	5.000	01/01/2024	2,573,082

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
$575,000	5.000%	12/01/2021	$579,159
500,000	5.000	12/01/2022	526,161
500,000	5.000	12/01/2023	548,036
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2020 A (A/A2)
150,000	5.000	04/01/2023	160,414
200,000	5.000	04/01/2025	230,772
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A/A2)
700,000	5.000	04/01/2022	716,200
600,000	5.000	04/01/2023	641,657
650,000	5.000	04/01/2024	723,943
950,000	5.000	04/01/2025	1,097,598
County of DeKalb Water & Sewerage RB Series 2011 (A+/Aa3)
12,775,000	5.250	10/01/2041	12,823,139
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
8,025,000	5.000	09/01/2024	9,123,212
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
18,845,000	4.000	10/01/2022	19,558,440
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/WR)
25,000,000	4.000	10/01/2021	25,000,000
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,083,560
Downtown Smyrna Development Authority RB for City of Smyrna Series 2021 (AAA/NR)
1,815,000	5.000	02/01/2025	2,091,119
2,690,000	5.000	02/01/2026	3,202,526
2,645,000	5.000	02/01/2027	3,235,738
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(a)(b)
1,100,000	5.000	07/01/2024	1,210,848
Georgia State GO Bonds Series 2020 A (AAA/Aaa)
37,585,000	5.000	08/01/2024	42,589,811
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/WR)
5,445,000	5.000	10/01/2021	5,445,000
Gwinnett County Water & Sewerage Authority RB Refunding Series 2021 (AAA/Aaa)
9,620,000	4.000	08/01/2025	10,919,267
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
5,340,000	5.000	08/01/2022	5,552,547
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(a)(b)
56,500,000	4.000	09/01/2023	60,050,918
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
1,500,000	5.000	05/15/2023	1,609,720
1,500,000	5.000	05/15/2024	1,674,344

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/WR)
1,000,000	5.000	05/15/2022	1,028,483
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa2)(a)(b)
60,465,000	4.000	12/02/2024	66,631,831
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (NR/A3)
500,000	4.000	12/01/2022	521,464
750,000	4.000	12/01/2023	808,507
750,000	4.000	12/01/2024	831,273
1,000,000	4.000	12/01/2025	1,133,513
1,240,000	4.000	12/01/2026	1,431,699
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,120,884
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A-/A1)
1,300,000	3.000	11/01/2021	1,302,658
1,250,000	3.000	11/01/2022	1,286,041
2,650,000	4.000	11/01/2023	2,849,762
3,000,000	4.000	11/01/2024	3,321,694
800,000	4.000	11/01/2025	908,213
800,000	5.000	11/01/2026	968,010
Municipal Electric Authority of Georgia RB Refunding Series 2020 A (A-/A2)
2,875,000	5.000	01/01/2022	2,907,779
3,875,000	5.000	01/01/2023	4,099,591
2,250,000	5.000	01/01/2024	2,479,931
Municipal Electric Authority of Georgia RB Series 2007 A-2 (NATL-RE) (A-/A2)(c)
	(MUNI-CPI + 1.05%),
1,410,000	6.442	01/01/2022	1,416,250
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
1,090,000	5.000	01/01/2022	1,102,428
900,000	5.000	01/01/2023	952,163
Muscogee County School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/Aa1)
10,770,000	5.000	10/01/2025	12,692,063
Private Colleges & Universities Authority RB Refunding for Emory University Series 2020 B (AA/Aa2)
14,060,000	5.000	09/01/2025	16,536,715
Private Colleges & Universities Authority RB Refunding for The Corp. of Mercer University Series 2021 (NR/Baa1)
150,000	5.000	10/01/2022	157,041
150,000	5.000	10/01/2023	163,695
200,000	5.000	10/01/2024	226,692
210,000	5.000	10/01/2025	245,388
625,000	5.000	10/01/2026	748,781
535,000	5.000	10/01/2027	655,954
Richmond County Board of Education GO Bonds Series 2021 (ST AID WITHHLDG) (AA+/Aa1)
750,000	5.000	10/01/2025	883,848
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(d)(g)
10,130,000	0.000	12/01/2021	10,127,434

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
$6,090,000	1.900%	08/01/2024	$6,324,416
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	442,670
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A-/A2)
325,000	5.000	03/01/2022	331,033
500,000	5.000	03/01/2023	531,926
350,000	5.000	03/01/2024	387,750
400,000	5.000	03/01/2025	459,246
Thomas County School District GO Bonds Series 2021 (AA+/NR)
260,000	4.000	03/01/2024	283,400
285,000	4.000	03/01/2025	319,771
900,000	5.000	03/01/2026	1,074,239
785,000	5.000	03/01/2027	961,998

			496,404,634

Guam – 0.2%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (ETM) (BB+/Baa2)(d)
1,000,000	5.000	10/01/2022	1,045,685
825,000	5.000	10/01/2023	900,035
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (BB+/Baa2)(d)
2,000,000	3.319	10/01/2025	2,173,438
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (ETM) (NR/Baa2)(d)
2,250,000	3.133	10/01/2024	2,402,624
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (NR/Baa2)
1,100,000	3.133	10/01/2024	1,140,156
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (NR/Baa2)
1,120,000	2.499	10/01/2025	1,134,324
1,650,000	2.899	10/01/2027	1,664,893
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (ETM) (BB/NR)(d)
3,775,000	5.000	11/15/2021	3,795,131
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (ETM) (AGM-CR) (AA/WR)(d)
1,060,000	5.000	10/01/2021	1,060,000
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,535,000	5.000	10/01/2030	1,598,045
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
500,000	5.000	07/01/2022	516,190
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2022	412,951
500,000	5.000	07/01/2023	536,589
400,000	5.000	07/01/2024	444,445

Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	823,174
500,000	5.000	07/01/2023	533,433

			20,181,113

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2022	518,020
240,000	5.000	07/01/2023	259,966
County of Maui GO Bonds Series 2021 (AA+/Aa1)
2,000,000	5.000	03/01/2024	2,227,988
1,000,000	5.000	03/01/2025	1,157,672
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(d)
3,185,000	5.000	12/01/2021	3,209,388
Hawaii State GO Bonds Series 2013 EH (NR/NR)(d)
6,125,000	5.000	08/01/2023	6,654,400
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/WR)
7,545,000	3.000	10/01/2021	7,545,000
Honolulu City & County GO Bonds Series 2012 A (NR/Aa1)(d)
3,620,000	5.000	11/01/2022	3,808,914
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,060,000	5.000	11/01/2022	3,219,652
Honolulu City & County GO Bonds Series 2019 A (AA+/Aa1)
3,795,000	5.000	09/01/2026	4,597,604
State of Hawaii Airports System RB Refunding Series 2020 E (A+/A1)
910,000	1.392	07/01/2025	914,576
1,350,000	1.706	07/01/2026	1,362,751
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A/A2)
3,065,000	5.000	08/01/2023	3,325,466

			38,801,397

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (AA-/Aa3)
1,170,000	5.500	12/01/2026	1,377,574

Illinois – 6.9%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (AA/Ba2)
325,000	5.000	10/01/2025	377,954
250,000	5.000	10/01/2026	298,165
325,000	5.000	10/01/2027	396,158
325,000	5.000	10/01/2028	404,532
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(g)
100,000	0.000	01/01/2022	99,907
100,000	0.000	01/01/2023	99,347
385,000	0.000	01/01/2024	379,567
480,000	0.000	01/01/2025	467,922
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (AA/NR)
770,000	5.000	01/01/2022	778,969
550,000	5.000	01/01/2023	582,588
270,000	5.000	01/01/2024	297,336

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(g)
$540,000	0.000%	12/01/2026	$504,985
450,000	0.000	12/01/2027	410,635
460,000	0.000	12/01/2029	397,954
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE) (BB/Baa2)(g)
9,285,000	0.000	12/01/2024	9,029,589
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB/Baa2)(g)
4,300,000	0.000	12/01/2022	4,271,498
550,000	0.000	12/01/2025	525,172
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	526,521
5,000,000	5.000	12/01/2023	5,471,278
7,675,000	5.000	12/01/2024	8,705,299
3,000,000	5.000	12/01/2025	3,512,415
1,270,000	5.000	12/01/2026	1,525,904
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(g)
4,645,000	0.000	01/01/2023	4,560,234
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
6,935,000	5.500	01/01/2023	7,181,622
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,995,000	5.000	01/01/2023	5,271,561
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,148,598
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
15,460,000	5.000	01/01/2040	15,604,613
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,775,000	5.000	01/01/2027	4,509,524
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,455,000	5.000	01/01/2022	14,623,938
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (A-/NR)
3,240,000	5.000	01/01/2024	3,566,496
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 B (A-/A3)
2,055,000	5.000	01/01/2025	2,172,781
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 A (AMT) (A-/A3)
6,500,000	5.000	01/01/2025	7,147,323
5,000,000	5.000	01/01/2030	5,487,319
1,000,000	5.000	01/01/2031	1,096,993
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A-/A3)
5,055,000	5.000	01/01/2027	5,564,395

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2013 B (A/A2)
1,025,000	5.000	01/01/2023	1,085,599
1,625,000	5.000	01/01/2024	1,720,022
1,485,000	5.000	01/01/2026	1,571,453
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2020 D (A/NR)
1,750,000	0.959	01/01/2023	1,762,264
1,500,000	1.168	01/01/2024	1,516,378
7,800,000	1.368	01/01/2025	7,895,180
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (A/NR)
7,025,000	5.000	01/01/2034	7,967,774
Chicago Illinois Sales Tax RB Series 2011 A (WD/WR)(d)
5,000,000	5.250	01/01/2022	5,062,074
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,950,000	5.000	01/01/2034	2,215,730
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
1,450,000	5.000	01/01/2022	1,466,676
100,000	5.000	01/01/2023	105,847
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
1,660,000	5.000	01/01/2022	1,679,091
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
6,000,000	5.000	11/01/2021	6,021,439
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,000,000	5.000	11/01/2021	1,003,573
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (BBB/Baa1)
1,025,000	5.750	01/01/2038	1,086,641
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A/A2)
1,195,000	5.000	01/01/2026	1,211,558
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A/A2)
5,000,000	5.000	01/01/2026	5,069,282
2,980,000	4.000	01/01/2027	3,007,518
5,790,000	5.000	01/01/2030	5,870,228
Chicago O’Hare International Airport RB for Senior Lien Series 2017 E (A/NR)
3,275,000	5.000	01/01/2025	3,750,824
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (A/NR)
9,000,000	5.000	01/01/2031	10,223,338
4,745,000	5.000	01/01/2032	5,386,698
Chicago O’Hare International Airport RB Refunding Series 2015 B (A/NR)
6,055,000	5.000	01/01/2025	6,934,730
Chicago Park District GO Refunding Bonds Series 2020 F-2 (AA-/NR)
350,000	5.000	01/01/2025	397,816
475,000	5.000	01/01/2026	556,393

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (A/NR)
$1,300,000	5.000%	06/01/2022	$1,339,340
600,000	5.000	06/01/2023	645,175
600,000	5.000	06/01/2024	671,021
Chicago Transit Authority Sales Tax Receipts Fund RB Refunding Series 2020 B (AA/NR)
1,215,000	1.708	12/01/2022	1,232,082
1,405,000	1.838	12/01/2023	1,436,887
1,605,000	2.064	12/01/2024	1,654,726
1,660,000	2.214	12/01/2025	1,716,351
City of Chicago GO Refunding Bonds Series 2014 A (BBB+/Ba1)
500,000	5.000	01/01/2024	547,807
City of Chicago GO Refunding Bonds Series 2016 C (BBB+/NR)
5,450,000	5.000	01/01/2022	5,510,521
10,040,000	5.000	01/01/2023	10,588,721
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)(d)
10,550,000	5.000	01/01/2022	10,671,994
5,020,000	5.000	01/01/2023	5,313,468
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
4,675,000	5.000	01/01/2026	5,444,010
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (AAA/NR)
1,250,000	4.000	03/01/2023	1,317,013
1,600,000	4.000	03/01/2024	1,740,761
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
200,000	4.000	01/01/2022	201,847
590,000	4.000	01/01/2023	617,646
190,000	4.000	01/01/2024	205,093
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
710,000	4.000	12/01/2021	714,300
800,000	4.000	12/01/2022	835,010
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,505,513
County of Will Illinois GO Bonds Series 2016 (AA+/Aa1)(d)
12,000,000	5.000	11/15/2025	14,201,413
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	1.960	02/01/2024	511,149
Du Page Cook & Will Counties Community College District No. 502 GO Refunding Bonds Series 2021 (NR/Aaa)
6,355,000	5.000	06/01/2025	7,395,274
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (AA+/NR)(d)(g)
19,705,000	0.000	07/15/2023	19,561,818

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
425,000	4.000	12/01/2021	427,231
300,000	5.000	12/01/2022	314,800
450,000	5.000	12/01/2023	489,366
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.70%),
2,250,000	0.750	05/01/2026	2,255,496
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(d)
7,050,000	5.000	12/01/2021	7,104,554
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
250,000	5.000	10/01/2024	281,453
250,000	5.000	10/01/2025	290,199
500,000	5.000	10/01/2026	595,793
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
1,890,000	0.700	09/01/2023	1,890,733
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
565,000	3.250	05/15/2022	572,128
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,000,000	5.000	09/01/2024	1,120,802
600,000	5.000	09/01/2025	693,509
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (BBB/NR)
540,000	5.000	05/15/2026	616,059
1,060,000	5.000	05/15/2028	1,206,062
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(a)(b)
8,390,000	5.000	12/15/2022	8,864,326
Illinois Finance Authority RB Refunding for OSF Healthcare System Obligated Group Series 2020 B-1 (A/A3)(a)(b)
3,500,000	5.000	11/15/2024	3,910,688
Illinois Finance Authority RB Refunding for OSF Healthcare System Obligated Group Series 2020 B-2 (A/A3)(a)(b)
4,500,000	5.000	11/15/2026	5,350,416
Illinois Finance Authority RB Refunding for Swedish Covenant Health Obligated Group Series 2016 A (WD/NR)(d)
7,375,000	5.250	08/15/2026	8,992,652
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
2,240,000	5.000	01/01/2025	2,553,771
3,055,000	5.000	01/01/2026	3,592,446
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
1,000,000	5.000	01/01/2022	1,011,327
1,500,000	5.000	01/01/2023	1,586,358
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000	5.000	01/01/2025	4,765,520

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (BB+/WR)(g)
$10,665,000	0.000%	06/15/2023	$10,541,066
3,235,000	0.000	06/15/2025	3,113,655
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
10,150,000	5.250	06/15/2032	11,148,081
Illinois State GO Bonds Series 2013 (BBB/Baa2)
4,100,000	5.500	07/01/2024	4,456,516
2,210,000	5.500	07/01/2026	2,391,276
3,425,000	5.500	07/01/2027	3,701,157
Illinois State GO Bonds Series 2014 (BBB/Baa2)
3,255,000	5.000	05/01/2024	3,623,059
Illinois State GO Bonds Series 2016 (BBB/Baa2)
5,000,000	5.000	01/01/2024	5,499,716
Illinois State GO Bonds Series 2017 A (BBB/Baa2)
1,615,000	5.000	12/01/2025	1,890,412
Illinois State GO Bonds Series 2017 B (BBB/Baa2)
9,000,000	5.000	12/01/2021	9,067,746
Illinois State GO Bonds Series 2017 D (BBB/Baa2)
33,615,000	5.000	11/01/2021	33,735,113
58,775,000	5.000	11/01/2022	61,698,239
82,025,000	5.000	11/01/2023	89,669,788
4,850,000	5.000	11/01/2025	5,662,934
43,035,000	5.000	11/01/2026	51,436,628
10,000,000	5.000	11/01/2027	12,182,214
Illinois State GO Bonds Series 2019 A (BBB/Baa2)
4,000,000	5.000	11/01/2024	4,530,178
Illinois State GO Bonds Series 2020 (BBB/Baa2)
2,000,000	5.125	05/01/2022	2,055,393
2,000,000	5.375	05/01/2023	2,155,398
2,100,000	5.500	05/01/2024	2,364,259
Illinois State GO Bonds Series 2020 D (BBB/Baa2)
13,000,000	5.000	10/01/2024	14,681,020
Illinois State GO Bonds Series 2021 A (BBB/Baa2)
2,550,000	5.000	03/01/2022	2,599,077
3,000,000	5.000	03/01/2023	3,193,599
2,500,000	5.000	03/01/2024	2,766,421
5,300,000	5.000	03/01/2025	6,066,207
2,750,000	5.000	03/01/2026	3,239,191
Illinois State GO Bonds Series 2021 B (BBB/Baa2)
4,000,000	5.000	03/01/2022	4,076,985
3,500,000	5.000	03/01/2023	3,725,866
4,250,000	5.000	03/01/2024	4,702,915
4,500,000	5.000	03/01/2025	5,150,553
4,500,000	5.000	03/01/2026	5,300,494
Illinois State GO Bonds Series 2021 C (BBB/Baa2)
8,500,000	4.000	03/01/2022	8,628,932
10,000,000	4.000	03/01/2023	10,505,041
6,550,000	4.000	03/01/2024	7,091,515
1,500,000	4.000	03/01/2025	1,666,420
Illinois State GO Refunding Bonds Series 2016 (BBB/Baa2)
2,360,000	5.000	02/01/2023	2,503,630
10,000,000	5.000	02/01/2025	11,416,028
Illinois State GO Refunding Bonds Series 2018 A (BBB/Baa2)
2,000,000	5.000	10/01/2024	2,258,618

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2019 B (BBB/Baa2)
7,095,000	5.000	09/01/2025	8,243,786
Illinois State RB Refunding Series 2016 C (BBB+/NR)
460,000	4.000	06/15/2024	503,405
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (BBB+/NR)
310,000	5.000	06/15/2022	320,220
1,770,000	5.000	06/15/2023	1,908,848
115,000	5.000	06/15/2024	123,892
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB+/NR)
2,125,000	5.000	06/15/2022	2,195,054
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB+/NR)
3,225,000	5.000	06/15/2022	3,331,318
Illinois State Sales Tax RB Series 2013 (BBB+/NR)
175,000	2.450	06/15/2022	177,426
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,384,186
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,395,000	5.000	01/01/2025	10,759,999
Illinois State Toll Highway Authority RB Refunding Series 2014 D (AA-/A1)
18,390,000	5.000	01/01/2024	20,291,110
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
425,000	5.000	02/01/2022	431,624
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
510,000	3.000	12/01/2021	512,159
440,000	4.000	12/01/2022	458,469
520,000	5.000	12/01/2023	567,600
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (AA/NR)(d)
1,500,000	5.625	01/15/2022	1,523,196
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (AA/NR)
400,000	1.045	02/15/2025	401,054
Metropolitan Pier & Exposition Authority RB Refunding for Capital Appreciation for McCormick Place Expansion Series 1996 A (ETM) (NATL-RE) (BB+/Baa2)(d)(g)
13,455,000	0.000	06/15/2022	13,421,301
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA/Aa2)
2,000,000	5.000	12/01/2023	2,015,374
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,172,868
Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
2,500,000	5.000	01/01/2023	2,643,930

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2014 (BBB/Baa2)
$3,300,000	5.000%	02/01/2023	$3,500,839
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
15,000,000	5.000	06/01/2023	16,131,446
State of Illinois GO Bonds Series 2017 A (BBB/Baa2)
10,490,000	5.000	12/01/2023	11,503,472
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB/Baa2)
2,000,000	5.000	10/01/2025	2,330,211
State of Illinois Sales Tax RB Refunding Series 2016 C (BBB+/NR)
6,405,000	4.000	06/15/2026	7,328,459
State of Illinois Sales Tax RB Refunding Series 2021 C (BBB+/NR)
3,000,000	5.000	06/15/2022	3,098,900
2,500,000	5.000	06/15/2023	2,696,113
3,000,000	5.000	06/15/2024	3,363,376
Western Illinois University RB Refunding Series 2020 (BAM) (AA/NR)
1,000,000	4.000	04/01/2023	1,052,867
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa1)
950,000	4.000	01/01/2022	958,024
Will County Community Unit School District No. 365 Valley View GO Bonds Series 2005 (ETM) (NATL-RE) (NR/Aa2)(d)(g)
7,520,000	0.000	11/01/2025	7,341,617

			921,819,330

Indiana – 0.7%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2017 (AMT) (A-/A2)(a)(b)
1,250,000	5.000	11/01/2024	1,422,252
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A2)(a)(b)
11,990,000	5.000	06/05/2026	14,323,826
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/WR)(a) (b) (d)
10,590,000	1.650	01/01/2022	10,627,842
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/WR)(a) (b) (d)
8,065,000	1.650	01/01/2022	8,093,819
Indiana Finance Authority RB CWA Authority, Inc. Series 2015 A (AA/NR)
16,825,000	5.000	10/01/2045	18,803,359
Indiana Finance Authority RB Refunding for Indiana Department of Transportation Series 2016 C (AA+/Aa1)
7,890,000	5.000	12/01/2025	9,358,657
Indiana Finance Authority RB Refunding for Indiana University Health, Inc. Obligated Group Series 2016 A (AA/Aa2)
3,250,000	5.000	12/01/2025	3,843,163
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A-/A2)(a)(b)
3,000,000	0.750	04/01/2026	2,970,891

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A-/A2)(a)(b)
4,525,000	0.950	04/01/2026	4,457,817
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A-/A2)
3,000,000	0.650	08/01/2025	2,980,203
Indiana Finance Authority RB Refunding for Parkview Health System Obligated Group Obligated Group Series 2017 A (AA-/Aa3)
1,635,000	5.000	11/01/2025	1,925,445
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.55%),
7,390,000	0.600	11/01/2023	7,413,122
Ivy Tech Community College of Indiana RB Refunding Series 2020 W (AA/NR)
435,000	5.000	07/01/2024	489,527
310,000	5.000	07/01/2025	361,230
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
405,000	3.000	01/15/2022	408,273
290,000	5.000	07/15/2022	300,972
300,000	5.000	01/15/2023	318,444
375,000	3.000	07/15/2023	390,481
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,896,386

			99,385,709

Iowa – 0.0%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
640,000	5.000	02/15/2022	651,163
630,000	5.000	02/15/2023	670,765
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (BBB/NR)
2,105,000	4.000	05/15/2026	2,361,711

			3,683,639

Kansas – 0.5%
Kansas City Wyandotte County Unified School District No. 500 GO Bonds Series 2016 A (AA-/Aa3)(d)
30,210,000	5.500	09/01/2026	37,177,946
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/WR)
3,105,000	4.000	10/01/2021	3,105,000
Sedgwick County Unified School District No. 266 Maize GO Refunding Bonds Series 2017 (AA/NR)
3,100,000	5.000	09/01/2024	3,513,583
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,547,083
State of Kansas Department of Transportation RB Series 2014 A (AA/Aa2)
3,630,000	5.000	09/01/2025	4,114,800

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
Wyandotte County-Kansas City Unified Government Utility System RB Refunding Series 2020 B (A/A2)
$130,000	0.789%	09/01/2022	$130,707
265,000	0.909	09/01/2023	267,537
775,000	1.129	09/01/2024	784,954
780,000	1.249	09/01/2025	789,113

			66,430,723

Kentucky – 1.4%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
1,140,000	5.000	01/01/2022	1,152,885
800,000	4.000	01/01/2023	834,725
1,400,000	5.000	01/01/2024	1,538,762
2,700,000	4.000	01/01/2025	2,989,868
County of Owen RB Refunding for American Water/Kentucky-American Water Co. Obligated Group Project Series 2020 (A/Baa1)(a)(b)
1,665,000	0.700	09/01/2023	1,664,700
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2020 A (AA/A2)
500,000	3.000	09/01/2022	512,636
4,000,000	5.000	09/01/2022	4,173,645
Kentucky Asset Liability Commission RB Refunding for 2014 Federal Highway Trust Fund Project Notes Series 2014 A (AA/A2)
4,830,000	5.000	09/01/2025	5,457,032
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BBB-/Baa2)
2,470,000	5.000	06/01/2022	2,535,596
1,000,000	5.000	06/01/2023	1,065,816
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000	08/01/2025	797,791
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)(a)(b)
13,540,000	4.000	04/01/2024	14,630,361
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A2)
1,210,000	4.000	04/01/2022	1,232,304
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A2)(a)(b)
7,255,000	4.000	01/01/2025	7,990,454
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A1)(a)(b)
9,055,000	4.000	06/01/2025	10,084,647
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A1)
1,515,000	4.000	12/01/2021	1,524,077
1,765,000	4.000	06/01/2022	1,808,481
2,420,000	4.000	12/01/2022	2,524,174
3,765,000	4.000	06/01/2023	3,994,093
7,385,000	4.000	12/01/2023	7,964,424

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A1)(a)(b)
23,045,000	4.000	06/01/2025	25,687,976
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A1)(a)(b)
20,000,000	4.000	02/01/2028	23,393,096
Kentucky Public Energy Authority RB Series 2020 A (NR/A2)(a)(b)
10,470,000	4.000	06/01/2026	11,970,889
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
5,110,000	5.000	11/01/2022	5,374,329
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(d)
3,560,000	5.000	07/01/2022	3,688,473
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)
2,000,000	5.000	07/01/2030	2,072,176
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,995,000	5.000	07/01/2023	3,232,668
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 B (A/NR)(a)(b)
19,530,000	5.000	10/01/2023	21,339,882
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A/A1)
3,800,000	0.900	09/01/2026	3,767,619
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000	05/15/2030	3,338,089
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000	11/15/2023	10,330,965

			188,672,633

Louisiana – 2.2%
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2022	441,157
610,000	5.000	08/01/2023	660,320
1,000,000	5.000	08/01/2024	1,127,110
1,100,000	5.000	08/01/2025	1,286,131
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
215,000	5.000	02/01/2022	218,372
135,000	5.000	02/01/2023	143,435
465,000	5.000	02/01/2024	514,653
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
1,395,000	5.000	02/01/2022	1,416,881
1,530,000	5.000	02/01/2023	1,625,592
1,570,000	5.000	02/01/2024	1,737,646

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for East Baton Rouge Sewerage Commission Series 2020 B (A+/NR)(a)(b)
$35,000,000	0.875%	02/01/2025	$34,882,725
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
740,000	2.250	10/01/2021	740,000
850,000	5.000	10/01/2021	850,000
800,000	2.500	10/01/2022	817,034
950,000	5.000	10/01/2022	993,719
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (BBB/Baa1)
435,000	5.000	10/01/2026	517,873
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2020 B (A/A3)(a)(b)
19,105,000	5.000	05/15/2025	22,010,020
Louisiana Stadium & Exposition District RB Series 2020 (BBB+/NR)
15,000,000	5.000	07/03/2023	15,839,743
Louisiana Stadium & Exposition District RB Series 2021 (BBB+/NR)
3,325,000	4.000	07/03/2023	3,491,499
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,040,000	5.000	08/01/2022	5,241,465
Louisiana State GO Refunding Bonds Series 2014 C (AA-/Aa3)
11,520,000	5.000	08/01/2025	13,001,632
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(a)(b)
12,160,000	2.000	04/01/2023	12,363,200
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(a)(b)
23,150,000	2.100	07/01/2024	23,881,387
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(a)(b)
12,250,000	2.125	07/01/2024	12,645,290
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (AA-/Aa2)
120,000,000	4.000	05/01/2041	130,706,628
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (AA-/Aa3)(a)(b)
3,075,000	0.600	05/01/2023	3,076,779
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (AA-/Aa3)(a)(b)
4,615,000	0.600	05/01/2023	4,617,670
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-2 (AA-/Aa3)(a)(b)
4,000,000	0.550	05/01/2022	4,000,906
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2020 A-2 (AA-/Aa2)
800,000	0.543	05/01/2022	801,761
450,000	0.614	05/01/2023	452,029
265,000	0.769	05/01/2024	266,085
425,000	0.869	05/01/2025	424,626

			300,793,368

Municipal Bonds – (continued)
Maine – 0.2%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/WR)
1,345,000	4.000	10/01/2021	1,345,000
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM) (AA/A1)
500,000	5.000	07/01/2022	517,982
550,000	5.000	07/01/2023	595,253
350,000	5.000	07/01/2024	394,282
250,000	5.000	07/01/2025	291,416
325,000	5.000	07/01/2027	400,085
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,000,000	5.000	06/01/2022	8,256,168
4,290,000	5.000	06/01/2023	4,632,384
10,000,000	5.000	06/01/2025	11,664,712

			28,097,282

Maryland – 1.4%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (CCC/NR)
500,000	5.000	09/01/2022	508,009
County of Anne Arundel GO Refunding Bonds Series 2021 (AAA/Aa1)
8,300,000	5.000	04/01/2026	9,940,332
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,025,000	5.000	08/01/2022	2,106,291
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,017,411
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
835,000	4.000	01/01/2022	842,690
815,000	4.000	01/01/2023	852,667
1,050,000	4.000	01/01/2024	1,136,358
2,805,000	4.000	01/01/2025	3,127,229
County of Montgomery COPS Public Facilities Project Series 2020 A (AA+/Aa1)
6,430,000	5.000	10/01/2024	7,327,323
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(d)
14,350,000	5.000	11/01/2023	15,769,257
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,275,000	3.000	11/01/2022	8,529,027
County of Prince George’s Public Improvement GO Bonds Series 2014 A (AAA/Aaa)
3,530,000	4.000	09/01/2032	3,879,484
1,360,000	4.000	09/01/2033	1,494,843
County of Prince George’s Public Improvement GO Bonds Series 2016 A (AAA/Aaa)
9,355,000	5.000	07/01/2025	10,938,948
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	697,540

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (A-/NR)
$750,000	5.000%	07/01/2022	$775,712
815,000	5.000	07/01/2023	879,377
1,000,000	5.000	07/01/2024	1,121,842
750,000	5.000	07/01/2025	868,798
1,250,000	5.000	07/01/2026	1,487,653
1,250,000	5.000	07/01/2027	1,525,462
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,412,642
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (NR/Baa3)
815,000	4.000	01/01/2024	879,359
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (BBB/NR)
100,000	4.000	10/01/2021	100,000
165,000	4.000	10/01/2022	170,693
340,000	4.000	10/01/2023	362,479
350,000	4.000	10/01/2024	382,934
390,000	4.000	10/01/2025	435,985
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Serie 2020 B-1 (A/A2)(a)(b)
4,325,000	5.000	07/01/2025	4,932,331
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Serie 2020 B-2 (A/A2)(a)(b)
7,000,000	5.000	07/01/2027	8,424,035
Maryland State Transportation Authority RB Series 2012 A (AMT) (A/A2)
1,345,000	5.000	06/01/2022	1,386,611
Maryland State Transportation Authority RB Series 2020 (AA-/Aa2)
900,000	5.000	07/01/2025	1,052,384
1,325,000	5.000	07/01/2026	1,596,757
State of Maryland Department of Transportation RB Series 2017 (AAA/Aa1)
6,770,000	5.000	05/01/2026	7,847,530
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,324,976
State of Maryland Department of Transportation Second Issue RB Series 2018 (AAA/Aa1)
14,645,000	5.000	10/01/2025	17,277,727
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,648,482
State of Maryland GO Refunding Series 2015 B (AAA/Aaa)
15,000,000	4.000	08/01/2024	16,566,561
State of Maryland GO Refunding Series 2017 B (AAA/Aaa)
14,500,000	5.000	08/01/2025	17,001,737
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,595,000	5.000	04/01/2022	1,632,875
1,075,000	5.000	04/01/2023	1,151,644

			187,413,995

Municipal Bonds – (continued)
Massachusetts – 3.0%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)(d)
9,315,000	5.000	12/01/2021	9,387,081
Massachusetts Bay Transportation Authority RB Refunding Series 2016 A (AAA/Aa1)
4,105,000	5.000	07/01/2025	4,806,724
Massachusetts Bay Transportation Authority RB Series 2005 A (AA/Aa2)
6,260,000	5.000	07/01/2025	7,319,916
Massachusetts Bay Transportation Authority RB Series 2021 (AA/Aa3)
133,900,000	4.000	05/01/2025	150,749,092
Massachusetts Clean Water Trust RB Refunding Series 2006 (AAA/Aaa)(c)
	(MUNI-CPI + 0.99%),
2,050,000	5.990	08/01/2023	2,137,124
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
3,795,000	5.000	02/01/2023	4,037,872
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
750,000	4.000	07/01/2022	770,732
750,000	5.000	07/01/2023	810,886
500,000	5.000	07/01/2024	562,382
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (AA+/Aa1)(a)(b)
3,500,000	0.450	07/01/2025	3,484,081
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (NR/A1)
1,575,000	5.000	10/01/2024	1,793,782
920,000	5.000	10/01/2025	1,084,187
Massachusetts Development Finance Agency RB Refunding for Partners Healthcare System, Inc. Series 2017 S-4 (AA-/Aa3)(a)(b)
2,000,000	5.000	01/25/2024	2,215,043
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
200,000	5.000	10/01/2021	200,000
275,000	5.000	10/01/2022	287,656
300,000	5.000	10/01/2023	326,699
350,000	5.000	10/01/2024	395,704
300,000	5.000	10/01/2025	350,038
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
875,000	5.000	07/01/2022	904,598
725,000	5.000	07/01/2023	780,684
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (FHLMC) (FNMA) (GNMA) (AA+/Aa1)(a)(b)
5,250,000	1.850	06/01/2025	5,408,180
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,305,000	2.078	10/15/2023	2,378,169
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
7,665,000	0.654	05/01/2037	7,585,285

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
$11,560,000	0.654%	05/01/2037	$11,439,779
Massachusetts State GO Bonds Series 2014 F (AA/Aa1)
58,940,000	4.000	11/01/2031	61,092,053
Massachusetts State GO Bonds Series 2015 (AA/Aa1)
1,450,000	3.500	05/01/2036	1,506,303
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.55%),
38,250,000	0.634	11/01/2025	38,278,297
Massachusetts State GO Refunding Bonds Series 2020 A (AA/Aa1)(a)(b)
26,000,000	5.000	06/01/2023	28,056,938
Massachusetts State GO Refunding Bonds Series 2020 E (AA/Aa1)
2,650,000	0.695	11/01/2025	2,628,057
Massachusetts State Special Obligation RB Series 2005 A (AGM) (AA+/Aa1)(c)
	(MUNI-CPI + 1.77%),
705,000	7.170	06/01/2022	717,566
Massachusetts Transportation Trust Fund Metropolitan Highway System RB Refunding Series 2019 C (AA/Aa2)
2,900,000	5.000	01/01/2024	3,205,996
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
875,000	5.000	01/01/2022	885,214
1,300,000	5.000	01/01/2023	1,376,858
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (AA/Aa2)(a)(b)
1,205,000	5.000	01/01/2023	1,275,307
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(a)(b)
40,050,000	5.000	01/01/2023	42,386,765
Massachusetts Water Resources Authority RB Refunding Series 2016 C (AA+/Aa1)
3,970,000	5.000	08/01/2025	4,658,264

			405,283,312

Michigan – 1.6%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,385,000	5.000	11/01/2022	1,456,180
Chippewa Valley Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/Aa1)
255,000	0.478	05/01/2023	255,726
375,000	0.640	05/01/2024	375,781
1,520,000	0.790	05/01/2025	1,518,178
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	827,915
900,000	5.000	07/01/2023	969,452
13,450,000	5.000	07/01/2048	14,886,436

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
1,500,000	5.000	07/01/2022	1,552,340
1,500,000	5.000	07/01/2023	1,615,754
500,000	5.000	07/01/2024	559,465
550,000	5.000	07/01/2025	614,932
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (AA/Aa1)
7,455,000	5.000	05/01/2023	7,658,145
1,095,000	5.000	05/01/2031	1,124,936
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(c)
	(3 Mo. LIBOR + 0.60%),
28,240,000	0.697	07/01/2032	28,259,240
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/A2)
260,000	1.492	07/01/2022	262,337
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (AA-/A1)
115,000	1.503	07/01/2023	117,190
370,000	1.604	07/01/2024	379,371
200,000	1.654	07/01/2025	205,209
Lansing Board of Water & Light RB Series 2021 B (AA-/Aa3)(a)(b)
11,135,000	2.000	07/01/2026	11,742,345
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
510,000	5.000	11/15/2021	512,773
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.600	10/01/2021	500,000
500,000	3.800	10/01/2022	511,490
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A1)
9,225,000	5.000	07/01/2022	9,551,123
5,000,000	5.000	07/01/2023	5,403,163
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(d)
10,015,000	5.000	12/01/2021	10,092,498
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(d)
9,840,000	5.000	06/01/2022	10,155,224
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)
2,650,000	5.000	12/01/2025	3,078,544
1,205,000	5.500	12/01/2027	1,415,908

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority RB Refunding for Great Lakes Water Authority Water Supply System Revenue Series 2014 D-2 (AGM) (AA/A1)
$4,000,000	5.000%	07/01/2024	$4,492,038
Michigan Finance Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2017 A (AA-/Aa3)
1,950,000	5.000	12/01/2023	2,147,560
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (A/NR)
5,000,000	0.897	06/01/2022	5,005,338
5,000,000	1.086	06/01/2023	5,019,738
5,500,000	1.376	06/01/2024	5,546,927
10,000,000	1.476	06/01/2025	10,082,550
Michigan State Building Authority RB Refunding Series 2020 (AA-/Aa2)
1,110,000	0.461	10/15/2022	1,113,412
750,000	0.602	04/15/2023	753,594
920,000	0.652	10/15/2023	924,596
1,810,000	0.816	10/15/2024	1,816,683
2,880,000	0.916	10/15/2025	2,866,809
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(a)(b)
4,400,000	2.400	03/15/2023	4,534,735
Michigan State Hospital Finance Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2008 C (AA-/Aa3)
2,215,000	5.000	12/01/2025	2,621,271
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,426,959
2,685,000	5.000	06/30/2024	3,003,225
3,500,000	5.000	12/31/2024	3,982,998
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,557,818
2,730,000	5.000	05/01/2024	3,054,089
Star International Academy RB Refunding Series 2020 (BBB/NR)
665,000	4.000	03/01/2023	689,245
690,000	4.000	03/01/2024	729,477
720,000	4.000	03/01/2025	774,534
745,000	4.000	03/01/2026	811,876
775,000	4.000	03/01/2027	854,101
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(a)
3,430,000	(SIFMA Municipal Swap Index Yield + 0.27%), 0.290	04/01/2022	3,430,403
University of Michigan General RB RMKT 07/26/18 Series 2012 E (AAA/Aaa)(a)(b)
19,790,000	0.050	10/01/2021	19,790,000
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	504,925
515,000	1.889	05/01/2024	520,713

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2022	1,027,338
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A-/A1)
600,000	5.000	12/01/2021	604,632
500,000	5.000	12/01/2022	527,963
Wayne State University RB Series 2018 A (A+/Aa3)
1,005,000	5.000	11/15/2030	1,177,251
970,000	5.000	11/15/2031	1,134,145
Wayne State University RB Series 2020 A (A+/Aa3)
500,000	0.897	11/15/2021	500,282
745,000	1.097	11/15/2022	749,656
500,000	1.219	11/15/2023	504,430
700,000	1.322	11/15/2024	706,600
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
1,490,000	5.000	11/15/2022	1,569,309
160,000	5.000	11/15/2023	175,426

			214,334,301

Minnesota – 0.9%
City of Minneapolis GO Refunding Bonds Series 2020 (AAA/NR)
5,730,000	2.000	12/01/2029	5,976,173
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(a)(b)
10,795,000	4.500	11/15/2021	10,847,549
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2022 (BBB-/NR)
275,000	5.000	06/15/2025	308,649
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (BBB-/NR)(e)
300,000	5.000	06/15/2023	315,376
265,000	5.000	06/15/2024	288,683
360,000	5.000	06/15/2026	413,705
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2022	510,212
575,000	5.000	05/01/2023	615,690
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2016 A (A+/NR)
2,760,000	5.000	01/01/2026	3,264,574
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (A/NR)
2,810,000	5.000	01/01/2024	3,093,165
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2021	75,281
100,000	3.000	12/01/2022	102,689
100,000	3.000	12/01/2023	104,615
100,000	4.000	12/01/2024	109,450
180,000	4.000	12/01/2025	201,050
Minnesota State GO Bonds Series 2015 A (AAA/Aa1)
5,500,000	5.000	08/01/2035	6,432,938

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota State Trunk Highway GO Bonds Series 2020 F (AAA/Aa1)
$2,450,000	2.500%	08/01/2026	$2,675,078
Minnesota State Trunk Highway GO Refunding Bonds Series 2020 G (AAA/Aa1)
6,560,000	0.400	08/01/2022	6,571,728
5,275,000	0.400	08/01/2023	5,277,439
Minnesota State Various Purpose GO Refunding Bonds Series 2020 F (AAA/Aa1)
12,850,000	1.000	08/01/2022	12,941,826
13,730,000	1.000	08/01/2023	13,898,606
State of Minnesota GO Bonds Series 2021 A (AAA/Aa1)
28,260,000	5.000	09/01/2025	33,250,128
State of Minnesota GO Bonds Series 2021 B (AAA/Aa1)
5,165,000	5.000	09/01/2025	6,077,032
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,240,000	5.000	08/01/2022	3,370,342
Virginia Independent School District No. 706 GO Bonds for Rock Ridge Independent School District No. 2909 Series 2019 A (SD CRED PROG) (AAA/NR)
5,170,000	5.000	02/01/2025	5,956,521

			122,678,499

Mississippi – 0.7%
City of Jackson GO Refunding Bonds Series 2021 (A+/Baa3)
340,000	5.000	03/01/2022	346,382
325,000	5.000	03/01/2023	345,467
500,000	5.000	03/01/2024	555,204
1,000,000	5.000	03/01/2025	1,151,780
830,000	5.000	03/01/2026	986,694
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(a)(b)
7,725,000	2.750	12/09/2021	7,755,660
Mississippi Business Finance Corp. RB for Waste Management, Inc. Series 2002 (AMT) (A-/NR)(a)(b)
1,000,000	2.200	06/03/2024	1,043,571
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
3,425,000	2.500	04/01/2022	3,444,092
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,753,688
Mississippi State GO Bonds Series 2015 F (AA/Aa2)(d)
10,000,000	5.000	11/01/2025	11,839,601
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(d)
21,415,000	5.000	10/01/2021	21,415,000
State of Mississippi RB Series 2015 E (A-/A3)
2,000,000	5.000	10/15/2023	2,182,582
2,575,000	5.000	10/15/2024	2,915,075
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
8,225,000	2.900	09/01/2023	8,610,760

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County RB Refunding for International Paper Company, Series 2020 A (BBB/Baa2)(a)(b)
9,085,000	1.375	06/16/2025	9,319,198
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(a)(b)
1,175,000	1.600	06/16/2025	1,214,945
Warren County RB Refunding for International Paper Company, Series 2020 C (BBB/Baa2)(a)(b)
9,300,000	1.375	06/16/2025	9,539,822

			91,419,521

Missouri – 0.4%
City of St Louis Airport RB Refunding for Lambert International Airport Series 2007 A (AGM) (AA/A2)
1,000,000	5.250	07/01/2026	1,214,676
Kansas City Industrial Development Authority RB Refunding for Kansas City International Airport Project Series 2020 C (A-/A2)
5,000,000	0.889	03/01/2022	5,003,404
4,000,000	1.075	03/01/2023	4,012,453
3,000,000	1.302	03/01/2024	3,012,437
3,220,000	1.402	03/01/2025	3,219,796
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (AAA/Aa1)
8,770,000	5.000	05/01/2038	10,041,726
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (AAA/Aa1)(d)
4,665,000	5.000	05/01/2025	5,424,122
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
570,000	5.000	09/01/2023	611,754
600,000	5.000	09/01/2024	666,196
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
665,000	5.000	02/15/2022	676,525
575,000	5.000	02/15/2023	611,961
400,000	5.000	02/15/2024	443,788
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	117,547
125,000	5.000	10/01/2025	144,036
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
5,300,000	1.600	12/01/2022	5,314,878
Southeast Missouri State University RB Refunding Series 2020 (A/NR)
585,000	5.000	04/01/2022	598,156
1,200,000	5.000	04/01/2023	1,280,517
1,405,000	5.000	04/01/2024	1,549,678
1,410,000	5.000	04/01/2025	1,606,428
2,795,000	5.000	04/01/2026	3,274,050

			48,824,128

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
$310,000	5.000%	07/01/2022	$321,078
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	9,013,704
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
470,000	5.000	12/01/2022	496,116
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	758,737
500,000	5.000	01/01/2023	529,625

			11,119,260

Nebraska – 0.2%
Central Plains Energy Project RB Refunding Series 2019 (AA-/Aa2)(a)(b)
12,400,000	4.000	08/01/2025	13,905,429
County of Sarpy GO Bonds Series 2021 (NR/Aaa)
1,775,000	5.000	06/01/2024	1,996,171
1,580,000	5.000	06/01/2025	1,842,397
1,465,000	5.000	06/01/2026	1,760,388
County of Washington RB Refunding for Cargill, Inc. Series 2012 (AMT) (A/NR)(a)(b)
4,700,000	0.900	09/01/2025	4,739,126
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (AA-/A1)(a)(b)
2,100,000	5.000	11/15/2025	2,444,351
Douglas County Hospital Authority No. 2 RB for Nebraska Medicine Obligated Group Series 2020 A (AA-/NR)(a)(f)
2,625,000	(SIFMA Municipal Swap Index Yield + 0.50%), 0.550	08/01/2023	2,625,234
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (AA-/A1)
100,000	5.000	11/15/2021	100,544
110,000	5.000	11/15/2023	120,532
175,000	5.000	11/15/2025	205,087

			29,739,259

Nevada – 0.7%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A1)
1,970,000	5.000	06/01/2024	2,211,551
Clark County School District Building GO Bonds Series 2016 B (A+/A1)
1,190,000	5.000	06/15/2022	1,230,166
Clark County School District Building GO Bonds Series 2017 A (A+/A1)
3,675,000	5.000	06/15/2022	3,799,042
Clark County School District GO Bonds Series 2020 A (AGM) (A+/A1)
600,000	3.000	06/15/2022	611,893

Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
250,000	3.000	06/15/2023	261,811
275,000	3.000	06/15/2024	294,818
325,000	3.000	06/15/2025	354,391
550,000	5.000	06/15/2026	659,665
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	3,771,186
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A/A1)
500,000	5.000	07/01/2022	517,524
1,650,000	5.000	07/01/2025	1,744,143
2,100,000	5.000	07/01/2026	2,219,007
County of Clark Department of Aviation RB Refunding Series 2019 D (A/Aa3)
21,925,000	5.000	07/01/2026	26,376,229
County of Clark GO Bonds Series 2013 (AA+/Aa1)(d)
19,840,000	5.000	11/01/2023	21,802,234
County of Clark Passenger Facility Charge RB Refunding Series 2017 B (AMT) (A/Aa3)
5,000,000	5.000	07/01/2023	5,411,390
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	12,225,708
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2025	805,271
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
200,000	5.000	07/01/2024	222,916
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)(b)
2,160,000	3.000	06/01/2022	2,197,859
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 C (AMT) (NR/A2)(a)(b)
2,000,000	0.625	04/15/2022	2,002,619

			88,719,423

New Hampshire – 0.2%
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (BBB+/NR)
220,000	4.000	01/01/2024	233,732
285,000	4.000	01/01/2025	309,629
265,000	4.000	01/01/2026	293,389
250,000	4.000	01/01/2027	280,851
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,299,481
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,197,922

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(a)(b)
$5,000,000	2.150%	07/01/2024	$5,197,922
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,118,753
New Hampshire Municipal Bond Bank RB 2021 C (AA+/NR)
5,440,000	5.000	08/15/2026	6,584,887

			22,516,566

New Jersey – 5.3%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
500,000	5.000	03/01/2023	531,195
City of Clifton GO Refunding Bonds Series 2021 (BAM) (AA/NR)
2,455,000	3.000	08/15/2025	2,672,649
1,105,000	3.000	08/15/2026	1,217,808
City of Newark GO Refunding Bonds Series 2020 A (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	10/01/2023	1,085,452
800,000	5.000	10/01/2024	899,890
650,000	5.000	10/01/2025	753,409
750,000	5.000	10/01/2026	892,884
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (NR/Baa1)
750,000	5.000	10/01/2022	780,615
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (NR/WR)
115,000	5.000	10/01/2021	115,000
City of Newark GO Refunding Bonds Series 2020 B (AGM) (SCH BD RES FD) (AA/A2)
525,000	5.000	10/01/2023	569,862
650,000	5.000	10/01/2024	731,161
600,000	5.000	10/01/2025	695,454
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (NR/A3)
580,000	5.000	10/01/2022	604,855
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (NR/WR)
250,000	5.000	10/01/2021	250,000
City of Plainfield GO Bonds Series 2021 (NR/NR)
15,517,000	1.000	08/16/2022	15,617,795
County of Cape May GO Bonds Series 2019 (NR/Aa1)
2,450,000	4.000	10/01/2022	2,543,003
2,655,000	4.000	10/01/2024	2,943,990
County of Cape May GO Bonds Series 2019 (NR/WR)
830,000	4.000	10/01/2021	830,000
County of Mercer GO Bonds Series 2021 (AA+/NR)
1,985,000	2.000	02/15/2025	2,086,444
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(g)
5,750,000	0.000	11/01/2021	5,747,931

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
220,000	4.000	01/01/2022	220,872
225,000	4.000	07/01/2022	228,358
270,000	4.000	01/01/2023	276,550
275,000	4.000	07/01/2023	284,218
320,000	4.000	01/01/2024	333,452
325,000	4.000	07/01/2024	341,449
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (BBB/Baa1)
10,070,000	5.000	06/15/2040	11,117,662
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A+/A1)
1,375,000	1.000	06/01/2023	1,389,811
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A+/A1)(a)(b)
8,645,000	1.200	06/01/2023	8,725,006
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A+/A1)
2,550,000	1.150	06/01/2023	2,579,541
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A+/A1)
3,100,000	0.850	12/01/2025	3,089,405
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,000,000	4.000	06/01/2022	1,018,879
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	14,144,330
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB/Baa1)(c)
13,315,000	(SIFMA Municipal Swap Index Yield + 1.25%), 1.300	09/01/2025	13,503,606
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB/Baa1)
6,900,000	5.000	06/15/2025	7,999,331
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB/Baa1)
2,345,000	5.000	06/15/2023	2,530,604
6,500,000	5.000	06/15/2024	7,284,925
New Jersey Economic Development Authority RB Refunding for State of New Jersey Department of the Treasury Series 2013 (BBB/Baa1)
36,700,000	5.000	03/01/2027	39,046,862
New Jersey Economic Development Authority RB Series 1997 B (AGM) (AA/A2)(g)
7,019,000	0.000	02/15/2023	6,963,276

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Series 2021 QQQ (BBB/Baa1)
$260,000	5.000%	06/15/2022	$268,515
250,000	5.000	06/15/2023	269,698
300,000	5.000	06/15/2024	336,227
385,000	5.000	06/15/2025	446,339
555,000	5.000	06/15/2026	662,650
445,000	5.000	06/15/2027	544,048
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
440,000	5.000	07/01/2022	455,152
New Jersey Health Care Facilities Financing Authority RB for RWJ Barnabas Health Obligated Group Series 2021 A (AA-/Aa3)
7,670,000	5.000	07/01/2025	8,965,533
New Jersey Health Care Facilities Financing Authority RB Refunding for AHS Hospital Corp. Series 2016 (AA-/Aa3)
1,620,000	5.000	07/01/2026	1,953,104
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack Meridian Health Obligated Group Series 2017 A (AA-/NR)
1,990,000	5.000	07/01/2024	2,245,280
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2016 A (AA-/Aa3)
1,505,000	5.000	07/01/2026	1,814,458
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/Aa3)(a)(b)
13,480,000	5.000	07/01/2024	15,158,228
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-2 (AA-/Aa3)(a)(b)
6,825,000	5.000	07/01/2025	7,942,310
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,240,000	5.000	07/01/2022	1,280,811
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (AA/A2)
1,615,000	5.250	01/01/2026	1,934,627
New Jersey State Turnpike Authority RB Refunding Series 2014 C (ETM) (A+/A2)(d)
3,560,000	5.000	01/01/2022	3,602,047
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(c)
	(1 Mo. LIBOR + 0.48%),
5,000,000	0.540	01/01/2022	5,002,884
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(c)
	(1 Mo. LIBOR + 0.60%),
15,565,000	0.660	01/01/2023	15,620,849
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A+/A2)(c)
	(1 Mo. LIBOR + 0.70%),
5,000,000	0.760	01/01/2024	5,043,438

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,650,000	5.000	01/01/2027	9,729,204
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB/Baa1)(g)
28,575,000	0.000	12/15/2028	25,266,415
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB/Baa1)
15,550,000	5.500	12/15/2021	15,712,264
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,080,000	5.250	12/15/2022	26,582,162
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB/Baa1)(g)
25,055,000	0.000	12/15/2025	23,937,970
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BHAC-CR) (AA+/Aa1)(g)
1,130,000	0.000	12/15/2026	1,071,270
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB/Baa1)(g)
34,235,000	0.000	12/15/2027	31,270,304
320,000	0.000	12/15/2031	261,420
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB/Baa1)
3,435,000	5.000	12/15/2023	3,784,166
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB/Baa1)
8,105,000	5.000	12/15/2024	9,250,201
12,905,000	5.000	12/15/2025	15,201,650
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB/Baa1)
2,000,000	5.000	12/15/2023	2,201,619
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,000,000	5.000	06/15/2022	5,164,458
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB/Baa1)
27,745,000	5.250	12/15/2023	30,708,036
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL-RE) (BBB/Baa1)
4,920,000	5.750	06/15/2023	5,371,817
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (BBB/Baa1)(g)
3,500,000	0.000	12/15/2026	3,275,504
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,136,422
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	32,237,202

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
$1,050,000	2.000%	08/01/2022	$1,065,836
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (BBB+/A3)
22,450,000	4.000	06/01/2023	23,819,899
50,135,000	5.000	06/01/2024	56,225,415
44,005,000	5.000	06/01/2025	51,069,088
20,000,000	5.000	06/01/2026	23,890,182
19,885,000	5.000	06/01/2027	24,391,569
State of New Jersey GO Bonds Series 2021 (BBB+/A3)
10,000,000	2.000	06/01/2026	10,517,649
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
2,035,000	3.200	06/01/2027	2,072,274
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,730,944
Township of Bridgewater GO Bonds Series 2021 A (SP-1+/NR)
21,454,000	1.000	08/02/2022	21,599,778
Township of Monroe Middlesex County GO Refunding Bonds Series 2021 (AA+/NR)(e)
1,520,000	4.000	01/15/2023	1,589,707
1,545,000	4.000	01/15/2024	1,671,630
1,555,000	4.000	01/15/2025	1,731,941
1,030,000	4.000	01/15/2026	1,173,415
1,045,000	4.000	01/15/2027	1,216,637

			714,121,780

New Mexico – 0.7%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(a)(b)
6,645,000	1.875	04/01/2033	6,645,000
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (BBB/Baa2)(a)(b)
3,330,000	0.875	10/01/2026	3,296,133
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (BBB/Baa2)(a)(b)
10,000,000	1.150	06/01/2024	10,109,066
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (BBB/Baa2)(a)(b)
14,760,000	1.100	06/01/2023	14,870,605
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (BBB/Baa2)(a)(b)
11,500,000	1.150	06/01/2024	11,625,426
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(a)(b)
15,425,000	1.875	04/01/2033	15,425,000
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB/Baa2)(a)(b)
3,800,000	2.125	06/01/2022	3,842,993
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,075,000	5.000	06/15/2022	4,212,836

Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Finance Authority RB Series 2021 A (AA/Aa2)
3,600,000	5.000	06/15/2025	4,204,708
3,400,000	5.000	06/15/2026	4,093,667
State of New Mexico GO Bonds Series 2021 (AA/Aa2)
18,290,000	5.000	03/01/2025	21,173,821
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
100,000	4.000	09/01/2023	106,049
100,000	4.000	09/01/2024	108,931
175,000	4.000	09/01/2025	194,872
150,000	5.000	09/01/2026	177,335

			100,086,442

New York – 15.7%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (BBB/NR)
5,400,000	1.625	11/01/2025	5,567,258
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (NR/Ba1)
500,000	5.000	07/15/2022	517,302
500,000	5.000	07/15/2023	538,901
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
500,000	5.000	04/01/2024	556,350
520,000	5.000	04/01/2025	599,032
500,000	5.000	04/01/2026	593,673
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (BBB-/NR)
120,000	4.000	06/15/2023	126,795
120,000	4.000	06/15/2024	130,176
110,000	4.000	06/15/2025	122,088
City of Auburn GO Bonds Series 2021 (NR/MIG1)
30,000,000	1.000	08/17/2022	30,211,356
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa2)(a)(b)
42,105,000	5.000	02/01/2024	45,405,059
City of New York GO Bonds Series 2012 B (AA/Aa2)
6,675,000	5.000	08/01/2023	6,939,210
City of Troy GO Bonds Series 2021 (NR/NR)
15,000,000	1.500	07/29/2022	15,152,904
Connetquot Central School District of Islip GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
5,085,000	1.250	07/27/2022	5,127,735
County of Monroe GO Bonds Series 2021 (AA-/NR)
2,890,000	5.000	06/01/2024	3,245,997
5,160,000	5.000	06/01/2025	6,008,751
5,465,000	5.000	06/01/2026	6,566,909
5,085,000	5.000	06/01/2027	6,281,728
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,345,000	5.000	04/01/2022	2,401,038
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
1,000,000	5.000	07/01/2022	1,035,964
County of Nassau GO Bonds Series 2014 A (A+/A2)(d)
12,040,000	5.000	04/01/2024	13,437,285

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
County of Suffolk GO Refunding Bonds Series 2020 B (AGM) (AA/NR)
$3,430,000	5.000%	05/15/2022	$3,530,291
3,115,000	5.000	05/15/2023	3,349,157
County of Suffolk GO Refunding Bonds Series 2020 C (AGM) (AA/NR)
1,275,000	0.899	06/15/2022	1,278,393
1,060,000	1.046	06/15/2023	1,066,442
2,690,000	1.407	06/15/2024	2,722,666
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (A-/Baa2)
24,725,000	5.000	07/01/2046	28,834,300
Fairport Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
20,000,000	1.000	07/22/2022	20,123,268
Greene Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
6,175,000	1.500	07/15/2022	6,235,481
Indian River Central School District at Philadelphia GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
20,000,000	1.250	06/29/2022	20,149,200
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
34,000,000	0.810	10/01/2023	34,110,857
Long Island Power Authority RB Refunding Series 2015 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
28,500,000	0.810	10/01/2023	28,592,796
Long Island Power Authority RB Refunding Series 2020 B (A/A2)(a)(b)
8,000,000	0.850	09/01/2025	8,026,110
Long Island Power Authority RB Refunding Series 2021 B (A/A2)(a)(b)
5,000,000	1.500	09/01/2026	5,153,746
Long Island Power Authority RB Series 2012 B (A/A2)
10,000,000	5.000	09/01/2027	10,431,297
Long Island Power Authority RB Series 2019 B (A/A2)(a)(b)
13,675,000	1.650	09/01/2024	14,064,480
Long Island Power Authority RB Series 2021 (A/A2)
14,000,000	1.000	09/01/2025	14,119,916
Massena Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
27,000,000	1.250	06/30/2022	27,208,256
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
32,650,000	5.000	03/01/2022	33,283,841
Metropolitan Transportation Authority Dedicated Tax RB Refunding RMKT 08/13/13 Series 2008 B-4 (AA/NR)
14,265,000	5.000	11/15/2023	15,690,466
Metropolitan Transportation Authority Dedicated Tax RB Refunding Series 2012 (AA/NR)
6,975,000	5.000	11/15/2029	7,338,451
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
41,265,000	5.000	02/01/2023	43,775,831

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
30,390,000	4.000	02/01/2022	30,753,729
Metropolitan Transportation Authority RB Green Bond Subseries 2019 A-1 (BBB+/A3)(a)(b)
56,070,000	5.000	11/15/2024	63,514,313
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (BBB+/A3)
4,250,000	4.000	11/15/2026	4,854,876
3,750,000	5.000	11/15/2027	4,550,837
Metropolitan Transportation Authority RB Refunding Series 2012 D (BBB+/A3)
4,750,000	5.000	11/15/2030	4,977,928
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
1,040,000	5.000	11/15/2025	1,205,876
Metropolitan Transportation Authority RB Refunding Series 2017 C-1 (BBB+/A3)
9,000,000	5.000	11/15/2026	10,726,573
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,620,000	0.608	11/01/2022	26,690,248
Metropolitan Transportation Authority RB RMKT 03/18/21 Series 2002 B-1 (AA/NR)
7,000,000	3.000	11/01/2022	7,211,054
Metropolitan Transportation Authority RB RMKT 11/15/13 Subseries 2008 B-3 (BBB+/A3)
1,280,000	5.000	11/15/2023	1,398,910
Metropolitan Transportation Authority RB Series 2011 B (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,625,000	0.608	11/01/2022	26,695,231
Metropolitan Transportation Authority RB Series 2012 H (BBB+/A3)
1,570,000	5.000	11/15/2033	1,644,764
3,110,000	5.000	11/15/2042	3,254,855
Metropolitan Transportation Authority RB Series 2015 B (BBB+/A3)
2,340,000	5.250	11/15/2055	2,651,933
Metropolitan Transportation Authority RB Series 2019 D-1 (SP-2/MIG2)
9,000,000	5.000	09/01/2022	9,379,469
Metropolitan Transportation Authority RB Subseries 2014 D-2 (BBB+/A3)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.45%), 0.500	11/15/2022	15,028,024
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (BBB+/NR)
260,000	5.000	12/01/2021	261,880
300,000	5.000	12/01/2022	315,697
250,000	5.000	12/01/2023	274,018
600,000	5.000	12/01/2024	682,161
750,000	5.000	12/01/2025	879,112

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Moravia Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/MIG1)
$5,410,000	1.250%	06/30/2022	$5,451,322
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/Aa2)
19,400,000	5.000	08/01/2022	20,175,480
New York City GO Bonds Fiscal 2019 Series A (AA/Aa2)
10,000,000	5.000	08/01/2022	10,399,732
New York City GO Bonds Series 2010 F-1 (AA/Aa2)
2,160,000	5.887	12/01/2024	2,484,158
New York City GO Bonds Series 2015 F-1 (AA/Aa2)
5,395,000	5.000	06/01/2025	6,288,826
New York City GO Bonds Subseries 2006 C-4 (AGM) (AA/Aa2)(b)
300,000	0.044	10/08/2021	300,000
New York City GO Bonds Subseries 2012 A-1 (AA/Aa2)(d)
10,210,000	5.000	10/01/2022	10,703,652
New York City GO Refunding Bonds Fiscal 2018 Series A (AA/Aa2)
4,175,000	5.000	08/01/2026	5,043,551
New York City GO Refunding Bonds Fiscal 2019 Series A (AA/Aa2)
4,395,000	5.000	08/01/2024	4,974,906
4,670,000	5.000	08/01/2025	5,473,789
New York City GO Refunding Bonds Subseries 2020 C-1 (AA/Aa2)
1,160,000	5.000	08/01/2024	1,313,058
New York City GO Refunding Bonds Subseries 2021 A-1 (AA/Aa2)
11,845,000	5.000	08/01/2024	13,407,908
6,265,000	5.000	08/01/2025	7,343,317
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(a)(b)
7,010,000	2.750	12/29/2023	7,206,398
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (AA+/Aa2)(a)(b)
10,500,000	1.125	11/01/2024	10,540,491
New York City Housing Development Corp. RB Series 2020 D-2 (AA+/Aa2)(a)(b)
2,000,000	0.700	11/01/2024	2,005,300
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (BBB+/Baa1)(c)
	(MUNI-CPI + 0.87%),
2,505,000	6.235	03/01/2025	2,610,098
	(MUNI-CPI + 0.88%),
2,610,000	6.246	03/01/2026	2,729,427
	(MUNI-CPI + 0.89%),
2,725,000	6.255	03/01/2027	2,850,680
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL-RE) (BBB+/Baa1)(c)
	(MUNI-CPI + 0.86%),
2,405,000	6.226	03/01/2024	2,487,389
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (AA/A2)
1,000,000	5.000	01/01/2024	1,103,615
1,000,000	5.000	01/01/2025	1,145,290
2,000,000	5.000	01/01/2026	2,360,107

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Building Aid RB Refunding Series 2021 S-1B (ST AID WITHHLDG) (AA/Aa3)
32,670,000	0.640	07/15/2024	32,696,753
New York City Transitional Finance Authority Building Aid RB Series 2015 S-1 (ST AID WITHHLDG) (AA/Aa3)
10,000,000	5.000	07/15/2033	11,460,996
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2015 C (AAA/Aa1)
2,325,000	5.000	11/01/2024	2,657,482
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2020 A Subseries 2020 A-1 (AAA/Aa1)
10,500,000	5.000	11/01/2023	11,538,340
14,000,000	5.000	11/01/2025	16,549,089
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (AAA/Aa1)(a)(b)
200,000	0.010	10/11/2021	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2013 Subseries A-6 (AAA/Aa1)
15,750,000	5.000	08/01/2027	19,529,446
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (AAA/Aa1)
4,600,000	5.000	02/01/2028	5,093,460
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
3,825,000	5.000	08/01/2030	4,315,811
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	24,607,926
25,580,000	2.640	11/01/2024	27,084,196
17,885,000	2.740	11/01/2025	19,063,632
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(a)(b)
26,000,000	0.080	10/02/2021	26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000	1.940	05/01/2024	8,073,075
33,155,000	2.010	05/01/2025	34,418,166
New York City Water & Sewer System RB Refunding Series 2021 DD (AA+/Aa1)
20,000,000	5.000	06/15/2026	24,142,334
New York City Water & Sewer System RB Series 2013 DD (AA+/Aa1)
10,000,000	5.000	06/15/2035	10,791,489
New York City Water & Sewer System RB Subseries 2021 AA-2 (AA+/Aa1)
4,250,000	5.000	06/15/2028	5,186,040
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (NR/Baa2)
1,370,000	5.000	11/15/2022	1,435,821
540,000	5.000	11/15/2023	587,868

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (NR/A2)
$860,000	5.000%	11/15/2022	$904,782
25,000	5.000	11/15/2024	28,422
270,000	5.000	11/15/2025	316,421
6,000,000	5.000	11/15/2026	7,044,902
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(a)(b)
565,000	2.000	12/31/2021	567,405
New York State Dormitory Authority RB for New York State University Series 2013 A (A+/Aa3)
2,450,000	5.000	07/01/2025	2,645,259
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(a)(b)
10,380,000	5.000	05/01/2022	10,416,373
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(a)(b)
10,230,000	5.000	05/01/2024	11,203,487
New York State Dormitory Authority RB for State of New York Personal Income Tax Revenue Series 2010 D (AA+/Aa2)
7,770,000	5.000	03/15/2024	8,593,841
New York State Dormitory Authority RB for State of New York Sales Tax Revenue Series 2015 B (AA+/Aa2)
2,635,000	5.000	03/15/2031	3,083,839
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa2)
62,425,000	5.000	03/15/2023	66,773,426
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
925,000	5.000	07/01/2024	1,018,761
970,000	5.000	07/01/2025	1,097,107
1,025,000	5.000	07/01/2026	1,186,272
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,201,710
1,215,000	5.000	05/01/2023	1,304,176
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 B (AA+/Aa2)
1,920,000	5.000	02/15/2029	2,201,805
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (AA+/Aa2)
32,965,000	3.250	03/15/2035	34,582,698
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (AA+/Aa2)
5,580,000	5.000	03/15/2029	6,205,483
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 B (AA+/Aa2)
8,225,000	5.000	03/15/2032	9,615,496
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa2)
31,875,000	5.000	03/15/2023	34,095,361

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (AA/A1)
550,000	5.000	10/01/2022	576,495
675,000	5.000	10/01/2023	737,902
815,000	5.000	10/01/2024	926,639
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa2)
730,000	4.900	03/15/2023	777,461
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (ETM) (AA+/Aa2)(d)
34,055,000	5.000	03/15/2025	39,438,132
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (AA+/Aa2)
5,125,000	5.000	12/15/2029	5,416,654
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (AA+/Aa2)
2,150,000	5.000	02/15/2026	2,565,336
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/Baa1)(b)
27,750,000	0.110	10/22/2021	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/Baa1)(a)(b)
17,000,000	2.625	07/03/2023	17,523,724
New York State Housing Finance Agency RB Series 2021 D-2 (NR/Aa2)(a)(b)
8,500,000	0.650	11/01/2025	8,485,571
New York State Housing Finance Agency RB Series 2021 E-2 (NR/Aa2)(a)(b)
5,000,000	0.650	11/01/2025	4,991,513
New York State Thruway Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2021 A-1 (AA+/NR)
38,920,000	5.000	03/15/2026	46,482,748
New York State Thruway Authority RB Series 2014 J (A/A1)
4,040,000	5.000	01/01/2041	4,431,850
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AA+/Aa2)
1,120,000	5.000	03/15/2027	1,244,672
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa2)
945,000	5.000	03/15/2022	965,633
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2010 C (AA+/Aa2)
4,435,000	5.360	03/15/2024	4,921,010
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2013 C (AA+/Aa2)
10,000,000	5.000	03/15/2029	10,678,449
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa2)
10,175,000	2.670	03/15/2023	10,515,411
28,250,000	2.860	03/15/2024	29,793,611
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa2)
20,015,000	2.980	03/15/2025	21,401,125

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
$5,000,000	5.000%	01/01/2022	$5,053,737
5,300,000	5.000	01/01/2023	5,587,059
13,975,000	5.000	01/01/2024	15,307,041
8,000,000	5.000	01/01/2025	9,061,489
3,425,000	5.000	01/01/2026	3,997,488
3,000,000	5.000	01/01/2028	3,672,554
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM) (AA/A2)
1,000,000	4.000	07/01/2037	1,080,399
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
915,000	4.000	07/01/2032	993,823
1,250,000	4.000	07/01/2046	1,343,132
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (BBB/Baa1)
250,000	5.000	12/01/2022	262,632
1,500,000	5.000	12/01/2023	1,636,292
1,850,000	5.000	12/01/2024	2,088,417
2,315,000	5.000	12/01/2025	2,686,703
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 B (BBB/Baa1)
1,500,000	1.360	12/01/2021	1,502,153
1,200,000	1.610	12/01/2022	1,213,700
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (BBB/Baa1)
1,100,000	5.000	12/01/2021	1,107,849
850,000	5.000	12/01/2022	893,558
2,080,000	5.000	12/01/2023	2,274,166
1,000,000	5.000	12/01/2024	1,132,561
830,000	5.000	12/01/2025	966,953
1,000,000	5.000	12/01/2026	1,193,160
1,100,000	5.000	12/01/2027	1,338,503
1,000,000	5.000	12/01/2028	1,239,566
Niagara Falls Bridge Commission RB Series 1992 (NATL-RE) (A+/WR)
7,230,000	6.250	10/01/2021	7,230,000
Oswego City School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
8,025,000	1.250	07/22/2022	8,089,348
Oyster Bay GO Refunding Bonds Series 2020 (A+/A3)
840,000	2.000	11/01/2021	841,076
820,000	4.000	11/01/2022	852,255
Oyster Bay GO Refunding Bonds Series 2020 (BAM) (AA/A3)
500,000	4.000	11/01/2023	537,799
475,000	4.000	11/01/2024	526,551
750,000	4.000	11/01/2025	849,830
800,000	4.000	11/01/2026	923,955
675,000	4.000	11/01/2027	790,941
Oyster Bay GO Refunding Bonds Series 2021 (A+/A3)
475,000	2.000	03/01/2022	478,324
440,000	4.000	03/01/2023	462,372
425,000	4.000	03/01/2024	461,211

Municipal Bonds – (continued)
New York – (continued)
Oyster Bay GO Refunding Bonds Series 2021 (AGM) (AA/A3)
575,000	4.000	03/01/2025	641,211
925,000	4.000	03/01/2026	1,053,868
825,000	4.000	03/01/2027	955,958
850,000	4.000	03/01/2028	1,000,815
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (A+/Aa3)
1,125,000	5.000	07/15/2022	1,166,840
1,500,000	5.000	07/15/2023	1,623,870
2,355,000	5.000	07/15/2024	2,649,224
1,400,000	5.000	07/15/2025	1,626,533
2,250,000	5.000	07/15/2026	2,688,712
1,625,000	5.000	07/15/2027	1,988,962
Port Authority of New York & New Jersey Consolidated RB Series 158 (A+/Aa3)
6,315,000	5.859	12/01/2024	7,330,046
Port Authority of New York & New Jersey Consolidated RB Series 169 (A+/Aa3)
1,250,000	5.000	10/15/2024	1,251,808
Port Authority of New York & New Jersey Consolidated RB Series 177 (A+/Aa3)
2,715,000	4.000	07/15/2031	2,830,384
Port Authority of New York & New Jersey Consolidated RB Series 186 (AMT) (A+/Aa3)
5,295,000	5.000	10/15/2021	5,302,758
8,345,000	5.000	10/15/2033	9,350,637
Port Authority of New York & New Jersey Consolidated RB Series 193 (AMT) (A+/Aa3)
2,280,000	5.000	10/15/2021	2,283,341
Port Authority of New York & New Jersey Consolidated RB Series 2018 (AMT) (A+/Aa3)
2,505,000	5.000	09/15/2025	2,925,286
Port Authority of New York & New Jersey Consolidated RB Series 202 (AMT) (A+/Aa3)
2,000,000	5.000	10/15/2021	2,002,930
Port Authority of New York & New Jersey Consolidated RB Series AAA (A+/Aa3)
179,290,000	1.086	07/01/2023	181,596,243
Port Authority of New York & New Jersey RB Refunding Series 189 (A+/Aa3)
2,710,000	5.000	05/01/2028	3,134,454
Port Authority of New York & New Jersey RB Refunding Series 194th (A+/Aa3)
1,025,000	5.000	10/15/2034	1,199,579
Port Authority of New York & New Jersey RB Refunding Series One Hundred Eighty-Three (A+/Aa3)
1,025,000	4.000	12/15/2036	1,112,959
Portville Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
6,850,000	1.500	06/30/2022	6,913,551
Sales Tax Asset Receivable Corp. RB Refunding for Fiscal 2015 Series A (AA+/WR)(d)
2,500,000	4.000	10/15/2024	2,778,846
1,365,000	5.000	10/15/2024	1,558,398
Salmon River Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (NR/MIG1)
15,000,000	1.250	08/05/2022	15,129,467

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
State of New York GO Refunding Bonds Series 2021 B (AA+/Aa2)
$20,850,000	1.250%	03/15/2027	$20,730,744
1,675,000	1.450	03/15/2028	1,664,282
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,200,000	2.000	10/15/2021	5,202,841
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
5,005,000	5.000	06/01/2022	5,161,875
Suffolk County New York GO Bonds Series 2019 A (BAM) (AA/NR)
3,160,000	5.000	04/01/2023	3,379,883
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,377,711
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,827,014
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (A/NR)
1,500,000	0.450	06/01/2031	1,484,507
Triborough Bridge & Tunnel Authority RB Refunding for Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 B-2 (AA+/NR)(a)(b)
22,000,000	5.000	05/15/2026	26,301,007
Triborough Bridge & Tunnel Authority RB Refunding Series 2012 B (AA-/Aa3)
7,125,000	5.000	11/15/2028	7,496,839
Triborough Bridge & Tunnel Authority RB Refunding Series 2018 B (AA-/Aa3)
7,610,000	5.000	11/15/2025	8,999,874
Triborough Bridge & Tunnel Authority RB Refunding Subseries 2005 B-4 (AA-/Aa3)(a)
	(SOFR + 0.38%),
6,500,000	0.414	02/01/2024	6,503,111
Triborough Bridge & Tunnel Authority RB Series 2012 A (AA-/Aa3)
5,000,000	4.000	11/15/2036	5,175,998
Triborough Bridge & Tunnel Authority RB Series 2014 A (AA-/Aa3)
20,135,000	5.000	11/15/2039	22,363,896
Triborough Bridge & Tunnel Authority RB Series 2021 A (A+/A1)
49,195,000	5.000	11/01/2025	58,108,598
Utility Debt Securitization Authority Restructuring RB Series 2013 (AAA/Aaa)
9,740,000	5.000	12/15/2030	10,748,256
2,500,000	5.000	12/15/2041	2,750,072
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,025,000	5.000	12/15/2023	1,034,831

			2,105,228,240

North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 B (AA-/Aa3)(a)(b)
18,000,000	5.000	12/02/2024	20,576,250

Municipal Bonds – (continued)
North Carolina – (continued)
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (AA-/Aa3)
3,075,000	5.000	07/01/2025	3,586,905
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	442,670
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
450,000	2.000	10/01/2024	468,709
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(a)(b)
2,150,000	2.100	10/01/2024	2,246,835
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(a)(b)
4,550,000	1.375	06/16/2025	4,667,292
County of Wake GO Refunding Bonds Series 2021 (AAA/Aaa)
7,845,000	5.000	04/01/2026	9,410,870
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(d)
71,475,000	5.000	04/01/2022	73,185,297
North Carolina Capital Facilities Finance Agency RB Refunding for Campbell University, Inc. Series 2021 A (NR/Baa2)
1,115,000	5.000	10/01/2024	1,262,379
850,000	5.000	10/01/2025	991,775
760,000	5.000	10/01/2026	910,518
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)(d)
35,000,000	5.000	04/01/2022	35,837,501
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (A-/NR)
220,000	3.000	05/01/2022	223,372
250,000	4.000	05/01/2023	264,221
190,000	4.000	05/01/2024	206,258
240,000	5.000	05/01/2025	275,382
275,000	5.000	05/01/2026	324,581
North Carolina Medical Care Commission RB for Caromont Health Obligated Group Series 2021 B (AA-/NR)(a)(b)
3,470,000	5.000	02/01/2026	4,116,406
North Carolina Municipal Power Agency No. 1 RB Refunding Series 2015 A (A/NR)
6,170,000	5.000	01/01/2025	7,057,844
North Carolina Turnpike Authority RB Series 2020 (BBB/NR)
98,060,000	5.000	02/01/2024	108,048,970
State of North Carolina RB for Grant Anticipation Revenue Vehicle Bonds Series 2021 (AA/A2)
3,000,000	5.000	03/01/2023	3,203,006
4,535,000	5.000	03/01/2024	5,051,962
3,935,000	5.000	03/01/2025	4,551,081
3,250,000	5.000	03/01/2026	3,876,064

			290,786,148

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Dakota – 0.2%
Cass County Joint Water Resource District GO Bonds Series 2021 A (NR/Aa3)
$18,895,000	0.480%	05/01/2024	$18,920,554
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (BBB-/Baa2)
135,000	5.000	12/01/2023	148,369
125,000	5.000	12/01/2024	142,244
165,000	5.000	12/01/2025	193,404
225,000	5.000	12/01/2026	270,589
1,125,000	5.000	12/01/2027	1,380,123
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
805,000	5.000	11/01/2021	807,852
1,815,000	5.000	11/01/2022	1,904,845
1,655,000	5.000	11/01/2023	1,809,962
2,000,000	4.000	11/01/2024	2,142,049
4,155,000	4.500	11/01/2026	4,466,955

			32,186,946

Ohio – 1.4%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (BBB+/WR)
125,000	5.000	11/15/2025	145,551
175,000	5.000	11/15/2026	209,251
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A1)
2,720,000	6.973	02/15/2024	3,113,236
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A1)
925,000	5.000	02/15/2025	1,063,775
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
3,180,000	5.000	02/15/2023	3,384,411
1,435,000	5.000	02/15/2024	1,592,449
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (A/NR)
6,000,000	1.630	06/01/2022	6,054,669
6,345,000	1.650	06/01/2023	6,465,804
5,935,000	1.709	06/01/2024	6,070,351
7,500,000	1.809	06/01/2025	7,661,783
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
5,000,000	5.000	04/01/2023	5,358,824
City of Columbus Various Purpose Unlimited Tax Bonds Series 2021 A (AAA/Aaa)
5,000,000	5.000	04/01/2025	5,797,588
Cleveland GO Bonds Series 2020 A (AA+/A1)
125,000	2.000	12/01/2022	127,624
260,000	3.000	12/01/2023	274,988
200,000	3.000	12/01/2024	215,876
380,000	3.000	12/01/2025	416,347
600,000	3.000	12/01/2026	666,445
County of Allen Hospital Facilities Revenue RB for Bon Secours Mercy Health, Inc. Series 2017 B (A+/A1)(a)(b)
5,000,000	5.000	05/05/2022	5,134,510

Municipal Bonds – (continued)
Ohio – (continued)
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,204,016
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,850,356
3,000,000	5.000	02/15/2024	3,298,460
1,500,000	5.000	02/15/2025	1,705,617
Hamilton County Sewer System RB Refunding Series 2019 A (AA+/Aa2)
3,000,000	4.000	12/01/2021	3,018,314
6,450,000	5.000	12/01/2024	7,387,877
Hillsdale Local School District COPS Series 2020 (BAM) (AA/A2)
675,000	4.000	12/01/2023	726,896
1,245,000	4.000	12/01/2024	1,378,671
1,120,000	4.000	12/01/2025	1,265,602
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
875,000	1.875	05/01/2023	894,452
875,000	1.960	05/01/2024	902,212
1,325,000	2.060	05/01/2025	1,374,007
Miami Oxford University RB Refunding Series 2020 A (AA/Aa3)
340,000	5.000	09/01/2022	354,983
575,000	5.000	09/01/2023	627,548
395,000	5.000	09/01/2024	448,315
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (BBB-/Ba1)
1,075,000	2.875	02/01/2026	1,129,406
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,695,000	2.875	02/01/2026	2,831,395
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (BBB+/NR)(a)(b)
3,750,000	2.100	10/01/2024	3,884,571
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(a)(b)
5,000,000	1.900	10/01/2024	5,158,941
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A+/A2)(c)
	(MUNI-CPI + 1.08%),
155,000	2.451	12/01/2021	155,471
	(MUNI-CPI + 1.10%),
155,000	2.471	12/01/2022	158,216
	(MUNI-CPI + 1.12%),
165,000	2.491	12/01/2023	170,872
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A+/A2)(c)
	(MUNI-CPI + 1.08%),
680,000	2.451	12/01/2021	682,066
	(MUNI-CPI + 1.10%),
710,000	2.471	12/01/2022	724,731
	(MUNI-CPI + 1.12%),
480,000	2.491	12/01/2023	497,082

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
$425,000	5.000%	05/01/2023	$454,866
985,000	5.000	05/01/2024	1,096,008
650,000	5.000	05/01/2026	770,396
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,485,000	5.000	08/01/2023	8,139,772
Ohio State Higher Education GO Bonds Series 2019 A (AA+/Aa1)
7,505,000	5.000	05/01/2027	9,260,497
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(d)
1,685,000	5.000	05/01/2022	1,732,150
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (AA+/Aa1)
6,505,000	4.000	02/01/2030	6,694,932
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
1,000,000	5.000	12/15/2022	1,057,406
1,295,000	5.000	12/15/2023	1,429,960
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(a)(b)
11,775,000	5.000	09/15/2023	12,824,196
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A/A2)(a)(b)
5,335,000	5.000	01/15/2025	6,093,792
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/Aa2)
1,125,000	1.678	10/01/2024	1,156,080
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/WR)
6,000,000	1.562	10/01/2021	6,000,000
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/Aa2)
4,000,000	1.592	10/01/2022	4,052,035
4,535,000	1.610	10/01/2023	4,637,850
3,625,000	1.678	10/01/2024	3,725,148
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/WR)
5,220,000	1.562	10/01/2021	5,220,000
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (A/Baa1)
140,000	5.000	11/15/2024	158,422
280,000	5.000	11/15/2025	326,036
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,508,282
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 A (NR/Aa1)(d)
1,240,000	5.000	06/01/2022	1,279,723
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(d)
2,805,000	5.000	05/01/2022	2,883,489

			184,084,599

Municipal Bonds – (continued)
Oklahoma – 0.7%
City of Tulsa GO Bonds Series 2020 (AA/Aa1)
5,300,000	5.000	03/01/2023	5,660,203
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
2,005,000	5.000	06/01/2022	2,068,116
Oklahoma Capitol Improvement Authority RB Series 2017 B (AA-/NR)
6,155,000	5.000	01/01/2025	7,055,698
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	7,890,804
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	9,069,095
Oklahoma County Independent School District No. 89 Oklahoma City GO Bonds Series 2020 A (AA/NR)
16,520,000	1.250	07/01/2024	16,930,689
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
525,000	5.000	08/15/2022	543,933
500,000	5.000	08/15/2023	538,309
500,000	5.000	08/15/2024	558,144
Oklahoma Development Finance Authority RB for Gilcrease Developers LLC Series 2020 A (AMT) (NR/Baa2)
17,390,000	1.625	07/06/2023	17,527,285
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,840,000	4.000	01/01/2023	2,974,897
Tulsa County Independent School District No. 1 GO Bonds Series 2020 B (AA/NR)
7,300,000	2.000	08/01/2024	7,632,932
Tulsa County Independent School District No. 1 Tulsa GO Bonds Series 2021 B (AA/NR)
13,125,000	1.000	09/01/2025	13,323,330

			91,773,435

Oregon – 0.4%
City of Portland Sewer System RB for Second Lien Series 2020 A (AA/Aa2)
6,370,000	5.000	03/01/2024	7,089,605
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
385,000	5.000	03/01/2023	405,255
200,000	5.000	03/01/2024	217,288
200,000	5.000	03/01/2025	223,313
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
850,000	5.000	07/01/2022	879,984
950,000	5.000	07/01/2023	1,026,601
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(a)(b)
13,050,000	2.400	08/14/2023	13,516,774
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
400,000	5.000	10/01/2024	451,342
125,000	5.000	10/01/2026	149,621

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Port of Portland Airport Taxable RB Series 27 B (A+/NR)
$875,000	0.800%	07/01/2022	$875,916
1,100,000	1.000	07/01/2023	1,100,290
1,155,000	1.200	07/01/2024	1,150,656
1,000,000	1.300	07/01/2025	989,002
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)(d)
6,930,000	5.000	06/15/2023	7,493,305
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aa1)
2,130,000	5.000	04/01/2022	2,181,008
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa2)
2,135,000	5.000	05/01/2024	2,391,972
State of Oregon Department of Transportation RB Senior Lien Series 2020 B (AAA/Aa1)
1,125,000	0.414	11/15/2023	1,125,203
1,520,000	0.566	11/15/2024	1,514,969
4,145,000	0.686	11/15/2025	4,102,311
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (AA+/Aa1)
1,330,000	1.000	08/01/2026	1,348,448
Tualatin Hills Park & Recreation District GO Refunding Green Bonds Series 2021 (NR/Aa1)
2,280,000	5.000	06/01/2024	2,566,041
2,450,000	5.000	06/01/2025	2,859,802

			53,658,706

Pennsylvania – 4.2%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,375,000
1,950,000	5.000	10/01/2022	2,042,736
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
3,170,000	5.000	04/01/2022	3,243,362
2,250,000	5.000	04/01/2023	2,406,212
4,000,000	5.000	04/01/2024	4,456,093
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
1,935,000	5.000	07/15/2022	2,008,211
1,510,000	5.000	07/15/2023	1,638,087
5,900,000	5.000	07/15/2025	6,881,170
Allentown City School GO Bonds Series 2021 (ST AID WITHHLDG) (NR/NR)
2,500,000	1.000	03/31/2022	2,499,798
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(a)
	(1 Mo. LIBOR + 0.48%),
5,980,000	0.539	11/01/2021	5,979,962
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	568,230
760,000	5.000	10/01/2023	823,891

Municipal Bonds – (continued)
Pennsylvania – (continued)
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	672,516
845,000	5.000	09/01/2023	918,658
City of Philadelphia GO Bonds Series 2020 (ST AID WITHHLDG) (A+/A2)
5,000,000	5.000	09/01/2022	5,213,304
8,000,000	5.000	09/01/2023	8,697,350
City of Philadelphia Water & Wastewater RB Series 2020 A (A+/A1)
600,000	5.000	11/01/2025	708,980
605,000	5.000	11/01/2026	736,099
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,025,000	5.000	08/01/2022	1,064,054
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM) (ST AID WITHHLDG) (AA/A2)(d)
100,000	5.000	08/01/2022	103,971
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
2,270,000	5.000	06/01/2023	2,444,456
1,720,000	5.000	06/01/2024	1,926,024
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
7,975,000	5.000	08/15/2025	9,352,740
6,500,000	5.000	03/15/2033	7,469,773
Commonwealth of Pennsylvania GO Bonds Series 2021 (A+/Aa3)
10,000,000	5.000	05/15/2025	11,631,511
County of Beaver GO Refunding Bonds Series 2017 (BAM) (AA/NR)
1,000,000	5.000	04/15/2025	1,143,224
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
800,000	5.000	07/01/2022	828,587
925,000	5.000	07/01/2023	1,001,785
1,735,000	5.000	07/01/2024	1,953,497
County of Westmoreland GO Bonds Series 2013 A (NR/A2)
945,000	5.000	12/01/2023	1,016,642
55,000	5.000	12/01/2024	59,256
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (A-/NR)
2,150,000	2.074	11/01/2025	2,197,533
2,195,000	2.345	11/01/2026	2,257,286
Delaware County Authority RB Refunding for Neumann University Series 2020 (BBB/NR)
180,000	4.000	10/01/2021	180,000
195,000	4.000	10/01/2022	201,235
235,000	5.000	10/01/2023	253,329
Delaware River Port Authority RB Refunding Series 2018 B (A+/A1)
5,000,000	5.000	01/01/2022	5,058,368
Delaware Valley Regional Finance Authority RB Refunding Series 2020 B (A+/A1)
35,250,000	5.000	11/01/2024	39,965,456

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Geisinger Authority Health System RB Refunding for Geisinger Health System Series 2020 B (AA-/A1)(a)(b)
$17,900,000	5.000%	02/15/2027	$21,476,722
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.60%), 0.650	06/01/2024	15,089,055
Lancaster County Hospital Authority RB Refunding for The University of Pennsylvania Health System Obligated Group Series 2016 B (AA/Aa3)
7,350,000	5.000	08/15/2026	8,869,396
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
540,000	4.000	06/01/2022	553,158
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (A-/NR)
640,000	4.000	11/01/2022	665,034
510,000	4.000	11/01/2023	547,673
735,000	4.000	11/01/2024	811,438
525,000	4.000	11/01/2025	594,428
570,000	4.000	11/01/2026	657,398
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(a)(b)
9,000,000	1.800	08/15/2022	9,109,205
Lower Merion School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aaa)
5,980,000	5.000	11/15/2026	7,297,067
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	625,091
550,000	5.000	09/01/2023	597,502
650,000	5.000	09/01/2024	732,278
Pennsylvania Economic Development Financing Authority RB for Commonwealth of Pennsylvania Department of Transportation Series 2015 (BBB/NR)
1,800,000	5.000	12/31/2024	2,060,268
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(a)(b)
12,265,000	2.800	12/01/2021	12,315,995
Pennsylvania Economic Development Financing Authority RB for UPMC Obligated Group Series 2013 A (A/A2)
2,040,000	5.000	07/01/2038	2,195,201
Pennsylvania Economic Development Financing Authority RB for Waste Management, Inc. Series 2019 A (AMT) (A-/NR)(a)(b)
1,000,000	1.750	08/01/2024	1,030,639
Pennsylvania Economic Development Financing Authority RB Refunding City of Philadelphia Water & Wastewater Series 2020 (BBB+/Baa2)
365,000	3.000	01/01/2022	367,087
370,000	3.000	01/01/2023	380,646
430,000	3.000	01/01/2024	451,120
505,000	3.000	01/01/2025	537,838
615,000	4.000	01/01/2026	688,826

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for PPL Electric Utilities Corp. Series 2008 (A/A1)
25,180,000	0.400	10/01/2023	25,188,279
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (BBB+/NR)
1,600,000	4.000	07/01/2030	1,823,122
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2016 (A-/A3)
1,750,000	5.000	05/01/2032	2,071,842
4,380,000	5.000	05/01/2034	5,166,187
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
400,000	5.000	05/01/2022	411,053
500,000	5.000	05/01/2023	537,439
300,000	5.000	05/01/2024	336,109
350,000	5.000	05/01/2025	406,170
Pennsylvania Higher Educational Facilities Authority RB Refunding for University of Pennsylvania Health System Obligated Group (The) Series 2015 (AA/Aa3)
2,570,000	5.000	08/15/2025	3,011,828
Pennsylvania Higher Educational Facilities Authority RB Refunding for University of Pennsylvania Health System Obligated Group (The) Series 2016 C (AA/Aa3)
3,595,000	5.000	08/15/2025	4,213,044
Pennsylvania State Commonwealth GO Bonds First Series 2011 (A+/Aa3)(d)
28,895,000	4.000	11/15/2021	29,022,941
Pennsylvania State Commonwealth GO Bonds First Series 2013 (A+/Aa3)
23,100,000	4.000	04/01/2032	24,315,926
5,195,000	4.000	04/01/2033	5,465,732
Pennsylvania State Commonwealth GO Bonds First Series 2020 (A+/Aa3)
12,655,000	5.000	05/01/2026	15,175,365
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
6,635,000	5.000	09/15/2024	7,548,003
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
6,185,000	5.000	09/15/2025	7,283,597
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,465,000	5.000	01/01/2023	35,465,116
55,075,000	5.000	01/01/2025	63,249,870
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,620,000	5.000	01/15/2022	4,683,116
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,208,757
Pennsylvania Turnpike Commission RB Refunding Series 2016 (A-/A3)
8,375,000	5.000	06/01/2029	9,829,979

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Refunding Series 2017 A-2 (A+/A1)
$1,835,000	5.000%	12/01/2024	$2,095,588
3,040,000	5.000	12/01/2025	3,586,586
3,865,000	5.000	12/01/2026	4,693,727
5,240,000	5.000	12/01/2027	6,509,261
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
895,000	2.013	12/01/2024	926,409
Pennsylvania Turnpike Commission RB Refunding Series 2021 B (A+/A1)
1,900,000	5.000	12/01/2025	2,241,616
1,350,000	5.000	12/01/2026	1,639,465
1,800,000	5.000	12/01/2027	2,234,788
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,055,927
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(c)
	(SIFMA Municipal Swap Index Yield + 0.70%),
11,750,000	0.750	12/01/2023	11,804,997
Pennsylvania Turnpike Commission RB Series 2020 B (A+/A1)
475,000	5.000	12/01/2023	522,256
450,000	5.000	12/01/2024	513,904
350,000	5.000	12/01/2025	412,929
350,000	5.000	12/01/2026	425,047
Philadelphia Authority for Industrial Development RB Refunding for St. Joseph’s University Series 2020 (A-/NR)
250,000	4.000	11/01/2021	250,652
250,000	4.000	11/01/2022	259,255
535,000	4.000	11/01/2024	589,431
Philadelphia Gas Works Co. RB Refunding Series 2015 (A/A3)
2,000,000	5.000	08/01/2030	2,330,144
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,000,000	5.000	07/01/2022	4,116,472
1,750,000	5.000	07/01/2023	1,867,646
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
640,000	4.000	12/15/2021	644,491
280,000	5.000	12/15/2022	294,961
Pittsburgh & Allegheny County Sports & Exhibition Authority RB Refunding for Allegheny Regional Asset District Series 2020 (AGM) (AA/A1)
1,785,000	4.000	02/01/2023	1,870,737
1,300,000	4.000	02/01/2025	1,449,833
1,930,000	5.000	02/01/2026	2,287,712
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(a)
11,605,000	(SIFMA Municipal Swap Index Yield + 0.65%), 0.700	12/01/2023	11,697,110
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
250,000	5.000	09/01/2022	260,712
270,000	5.000	09/01/2023	294,023

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
275,000	5.000	09/01/2024	310,833
Southeastern Pennsylvania Transportation Authority RB Series 2020 (AA-/A3)
700,000	5.000	06/01/2022	722,367
1,000,000	5.000	06/01/2023	1,078,417
1,100,000	5.000	06/01/2024	1,233,317
1,310,000	5.000	06/01/2025	1,521,328
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BB-/NR)
545,000	5.000	02/01/2022	550,285
1,400,000	5.000	02/01/2023	1,454,187
450,000	5.000	02/01/2024	483,037
The School District of Philadelphia GO Bonds Series Series 2015 A (ST AID WITHHLDG) (A+/A2)
2,415,000	5.000	09/01/2027	2,813,827
Unionville-Chadds Ford School District GO Refunding Bonds Series 2016 (ST AID WITHHLDG) (NR/Aa1)
1,255,000	5.000	06/01/2024	1,409,238
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (NR/Baa1)
300,000	4.000	07/01/2022	307,906
350,000	4.000	07/01/2023	371,266
450,000	4.000	07/01/2024	491,562
575,000	4.000	07/01/2025	643,750
625,000	4.000	07/01/2026	714,251
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(d)
1,990,000	5.000	08/15/2023	2,165,658
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
1,075,000	4.000	02/15/2022	1,089,763
2,745,000	4.000	02/15/2023	2,884,107
2,070,000	4.000	02/15/2024	2,235,145

			568,400,849

Puerto Rico – 1.1%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)*
571,650	5.500	07/01/2017	562,361
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
	(3 Mo. LIBOR + 0.52%),
54,710,000	0.617	07/01/2029	54,200,075
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
25,000	5.250	07/01/2032	27,684
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2002 C-PSA (COMWLTH GTD) (NR/NR)*
654,385	5.500	07/01/2016	683,832
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/WR)(b)
1,000,000	10.000	07/01/2035	1,052,937

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/NR)*
$10,835,000	10.000%	07/01/2034	$12,460,250
Puerto Rico Public Finance Corp. RB Series 2001 E (ETM) (AGC-ICC) (AGM-CR) (AA/A2)(d)
4,010,000	6.000	08/01/2026	5,005,740
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
21,568,000	0.000	07/01/2024	20,589,719
30,874,000	0.000	07/01/2027	27,864,399
15,126,000	0.000	07/01/2029	13,027,125
484,000	0.000	07/01/2031	385,664
732,000	0.000	07/01/2033	542,617
4,705,000	0.000	07/01/2046	1,547,487
3,833,000	0.000	07/01/2051	911,136
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	2,064,794
56,000	4.536	07/01/2053	61,928
747,000	4.784	07/01/2058	837,433
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	397,224
183,000	4.550	07/01/2040	205,649
1,345,000	4.750	07/01/2053	1,504,965
3,400,000	5.000	07/01/2058	3,856,484

			147,789,503

Rhode Island – 0.1%
City of Providence GO Refunding Bonds Series 2021 A (BBB+/NR)
320,000	5.000	01/15/2022	323,958
425,000	5.000	01/15/2023	448,193
400,000	5.000	01/15/2024	437,996
440,000	5.000	01/15/2025	497,665
450,000	5.000	01/15/2026	522,130
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (AA-/NR)
790,000	1.440	09/01/2023	802,801
800,000	1.497	09/01/2024	815,249
Providence Public Building Authority RB for City of Providence Series 2017 A (AGM) (AA/A2)
1,165,000	5.000	09/15/2022	1,216,234
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,970,000	5.000	09/01/2022	5,188,553
Rhode Island Health and Educational Building Corp. RB for City of Providence Series 2021 D (BAM) (ST AID WITHHLDG) (AA/Aa3)
1,500,000	5.000	05/15/2024	1,684,368
1,500,000	5.000	05/15/2025	1,746,490
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
1,415,000	5.000	05/15/2022	1,456,820

Municipal Bonds – (continued)
Rhode Island – (continued)
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (WD/NR)
1,070,000	2.250	06/01/2041	1,128,619

			16,269,076

South Carolina – 1.7%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,227,643
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
5,575,000	5.000	03/01/2022	5,685,933
4,015,000	5.000	03/01/2023	4,287,871
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(d)
4,925,000	4.000	11/01/2021	4,939,361
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,041,673
South Carolina Ports Authority RB Series 2015 (AMT) (A+/A1)(d)
7,000,000	5.250	07/01/2025	8,225,255
South Carolina Public Service Authority RB Refunding Series 2021 A (A/A2)
800,000	5.000	12/01/2025	944,923
625,000	5.000	12/01/2026	759,012
South Carolina Public Service Authority RB Series 2021 B (A/A2)
1,500,000	5.000	12/01/2024	1,715,051
South Carolina Public Service Authority RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	7,016,787
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,101,842
South Carolina Transportation Infrastructure Bank RB Refunding Series 2003 B (NR/NR)(c)
	(1 Mo. LIBOR + 0.45%),
54,785,000	0.508	10/01/2031	54,785,000
	(1 Mo. LIBOR + 0.45%),
1,100,000	0.514	10/01/2031	1,100,000
South Carolina Transportation Infrastructure Bank RB Refunding Series 2021 B (A+/Aa3)
18,540,000	5.000	10/01/2025	21,856,795
38,880,000	5.000	10/01/2026	47,215,538
44,450,000	5.000	10/01/2027	55,345,757
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
730,000	5.000	04/15/2023	781,394
835,000	5.000	04/15/2024	930,260
925,000	5.000	04/15/2025	1,066,913
1,010,000	5.000	04/15/2026	1,200,043
700,000	5.000	04/15/2027	853,363

			235,080,414

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – 0.0%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
$570,000	5.000%	01/01/2022	$576,640
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(a)(b)
3,700,000	5.000	07/01/2024	4,107,227

			4,683,867

Tennessee – 1.1%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2025	1,164,659
City of Memphis GO Bonds Series 2018 (AA/Aa2)
5,905,000	5.000	06/01/2028	7,038,811
City of Morristown GO Refunding Bonds Series 2021 A (AA-/NR)
2,495,000	2.000	03/01/2025	2,618,474
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,400,000	5.000	06/01/2022	2,476,850
City of Murfreesboro GO Bonds Series 2021 (AA/Aa1)
4,440,000	5.000	06/01/2026	5,339,773
City of Pigeon Forge GO Refunding Bonds Series 2021 B (AA/NR)
4,600,000	5.000	06/01/2025	5,356,638
4,525,000	5.000	06/01/2026	5,437,376
County of Rutherford GO Bonds for School Series 2017 (AA+/Aaa)
3,070,000	5.000	04/01/2022	3,143,055
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
7,860,000	5.000	04/01/2022	8,047,435
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
1,420,000	5.000	04/01/2022	1,451,437
Metropolitan Government Nashville & Davidson County Sports Authority RB for MLS Project Series 2020 (AA/Aa3)
500,000	1.030	08/01/2024	502,770
740,000	1.230	08/01/2025	744,038
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2021 C (AA/Aa2)
22,380,000	5.000	01/01/2026	26,574,878
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,201,507
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	5,959,581
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	23,438,679
17,965,000	5.000	07/01/2023	19,466,159
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (AA-/Aa2)(a)(b)
200,000	5.000	10/01/2024	225,417

Municipal Bonds – (continued)
Tennessee – (continued)
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA-/Aa2)(a)(b)
7,500,000	5.000	10/01/2024	8,453,124
Tennessee State School Bond Authority RB Series 2015 B (AA+/Aa1)(d)
5,470,000	5.000	11/01/2025	6,464,094

			144,104,755

Texas – 8.6%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,475,000	3.000	08/15/2022	6,635,305
Alamo Heights Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/Aaa)(a)(b)
11,000,000	2.000	02/01/2023	11,246,692
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,250,000	0.450	08/15/2023	4,261,247
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
350,000	5.000	08/15/2022	364,176
325,000	5.000	08/15/2023	353,003
325,000	5.000	08/15/2024	366,543
475,000	5.000	08/15/2025	552,494
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (B/NR)
465,000	5.000	01/01/2022	468,035
750,000	5.000	01/01/2023	774,539
Baytown Municipal Development District RB for Baytown Convention Center Hotel Series 2021 C (AA-/NR)
1,515,000	5.000	10/01/2039	1,927,027
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (NR/Aa1)
190,000	3.750	02/01/2035	194,876
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,620,000	5.000	08/15/2023	11,572,570
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/A3)
75,000	5.000	01/01/2022	75,838
100,000	5.000	01/01/2023	105,680
120,000	5.000	01/01/2024	132,007
250,000	5.000	01/01/2025	285,106
240,000	5.000	01/01/2026	282,332
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 C (A-/A3)
600,000	1.345	01/01/2024	605,425
600,000	1.445	01/01/2025	603,617
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 D (BBB+/Baa1)
200,000	1.307	01/01/2022	200,306
170,000	1.486	01/01/2023	171,158
1,000,000	1.645	01/01/2024	1,006,346
1,000,000	1.795	01/01/2025	1,002,834
Central Texas Regional Mobility Authority RB Series 2021 C (BBB+/Baa1)
5,500,000	5.000	01/01/2027	6,417,408

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority Senior Lien RB Series 2020 F (BBB+/Baa1)
$7,250,000	5.000%	01/01/2025	$8,101,822
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa1)
3,500,000	4.000	01/01/2022	3,500,000
Central Texas Turnpike System RB Refunding Series 2015 C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,713,911
City of Austin GO Bonds Refunding Series 2021 (AAA/Aa1)(e)
6,695,000	5.000	09/01/2024	7,600,240
5,985,000	5.000	09/01/2025	7,029,425
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,097,080
City of Austin TX Water & Wastewater System RB Refunding Series 2011 (AA/Aa2)
20,000,000	5.000	11/15/2041	20,106,168
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (AA/NR)
280,000	4.000	09/01/2023	295,676
305,000	4.000	09/01/2025	334,224
320,000	4.000	09/01/2026	355,173
335,000	4.000	09/01/2027	373,741
350,000	4.000	09/01/2028	391,507
City of Corpus Christi GO Refunding Bonds for Forward Delivery Series 2020 B (AA/Aa2)
1,325,000	5.000	03/01/2024	1,472,647
City of El Paso GO Bonds Series 2016 (AA/NR)
4,000,000	5.000	08/15/2042	4,773,941
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	142,311
140,000	4.000	08/15/2024	151,006
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(g)
70,000	0.000	09/01/2022	68,647
70,000	0.000	09/01/2023	67,049
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	430,134
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(g)
685,000	0.000	09/01/2022	677,017
City of Houston GO Bonds Refunding Series 2021 A (AA/Aa3)
3,165,000	5.000	03/01/2023	3,379,637
12,170,000	5.000	03/01/2024	13,551,060
2,000,000	5.000	03/01/2025	2,310,180
1,500,000	5.000	03/01/2026	1,788,230
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(d)
2,700,000	5.000	07/01/2022	2,795,373

Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
65,000	5.000	08/15/2022	67,275
75,000	5.000	08/15/2023	80,544
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (AA/NR)
290,000	3.000	09/15/2022	296,688
305,000	3.000	09/15/2023	318,595
310,000	3.000	09/15/2024	329,112
320,000	3.000	09/15/2025	343,365
City of Lubbock GO Bonds Series 2013 (AA+/Aa2)(d)
7,360,000	4.000	02/15/2023	7,740,728
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
285,000	4.000	09/15/2025	312,616
295,000	4.000	09/15/2026	326,847
305,000	4.000	09/15/2027	341,296
320,000	4.000	09/15/2028	360,900
340,000	4.000	09/15/2030	377,416
City of Pearland GO Refunding Bonds Series 2020 (AA/Aa2)
3,560,000	5.000	03/01/2026	4,225,257
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
110,000	2.500	09/01/2026	109,595
City of San Antonio GO Refunding Bonds Series 2013 (AAA/Aaa)(d)
3,175,000	5.000	02/01/2022	3,225,325
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2013 (A+/Aa2)(d)
5,420,000	5.000	02/01/2023	5,760,325
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (A+/Aa2)(a)(b)
36,630,000	1.750	12/01/2024	38,162,588
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (A+/Aa2)(a)(b)
5,200,000	2.750	12/01/2022	5,346,276
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (A+/Aa2)(a)(b)
27,875,000	1.750	12/01/2024	29,184,919
City of San Antonio RB Refunding for Electric & Gas Systems Series 2020 (A+/Aa2)(a)(b)
10,750,000	1.750	12/01/2025	11,268,736
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(a)(b)
5,750,000	2.000	11/01/2022	5,854,132
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (AAA/NR)(a)(b)
15,000,000	0.500	08/15/2023	14,984,023
Clear Creek Independent School District GO Bonds RMKT 08/16/21 Series 2013 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	0.280	08/15/2024	4,981,666
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
310,000	5.000	04/01/2023	331,474
400,000	5.000	04/01/2024	446,139

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Corsicana Independent School District GO Bonds Series 2015 (PSF-GTD) (NR/Aaa)(d)
$9,910,000	5.000%	02/15/2025	$11,420,832
County of Bexar GO Bonds Series 2014 (AAA/Aaa)(d)
15,000,000	5.000	06/15/2024	16,901,052
County of Collin GO Refunding Bonds Series 2020 (AAA/Aaa)
560,000	0.867	02/15/2024	565,121
750,000	0.967	02/15/2025	755,766
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	3,993,630
County of Maverick GO Refunding Bonds Series 2016 (NR/NR)(d)(f)
14,885,000	7.000	03/01/2023	16,272,108
Dallas Area Rapid Transit RB Refunding Series 2020 B (AA+/Aa2)
1,175,000	5.000	12/01/2021	1,184,089
1,200,000	5.000	12/01/2022	1,267,257
4,000,000	5.000	12/01/2023	4,409,827
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)
11,365,000	5.000	02/15/2024	12,631,967
Dallas Independent School District GO Refunding Bonds Series 2021 A (PSF-GTD) (AAA/Aaa)
7,000,000	5.000	02/15/2025	8,073,045
Dallas-Fort Worth International Airport Joint RB Refunding Series 2013 D (A/A1)
3,385,000	5.250	11/01/2025	3,397,729
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (A/NR)
3,660,000	5.000	11/01/2023	4,006,694
Dallas-Fort Worth International Airport RB Refunding Series 2020 A (A/A1)
1,500,000	5.000	11/01/2023	1,647,017
2,135,000	5.000	11/01/2024	2,434,661
1,000,000	5.000	11/01/2025	1,178,971
5,270,000	5.000	11/01/2026	6,400,209
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A/A1)
3,625,000	5.000	11/01/2021	3,638,315
3,000,000	5.000	11/01/2022	3,154,514
1,600,000	5.000	11/01/2023	1,756,818
2,000,000	5.000	11/01/2024	2,280,712
2,500,000	5.000	11/01/2025	2,947,427
Dallas-Fort Worth International Airport RB Refunding Series 2020 C (A/A1)
5,625,000	1.329	11/01/2025	5,686,892
Deer Park Independent School District GO Bonds RMKT 10/01/20 Series 2018 (PSF-GTD) (AAA/Aaa)(a)(b)
7,000,000	0.280	10/01/2042	7,000,000
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	2.000	08/01/2024	5,222,272
Dickinson Independent School District GO Refunding Bonds RMKT 08/02/21 Series 2013 (PSF-GTD) (AAA/Aaa)(a)(b)
3,000,000	0.250	08/01/2023	2,992,607
5,000,000	0.250	08/01/2023	4,987,677

Municipal Bonds – (continued)
Texas – (continued)
Duncanville Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (NR/Aaa)
8,055,000	3.000	02/15/2025	8,763,399
Ector County Hospital District GO Refunding Bonds Series 2020 (BBB-/Baa2)
400,000	5.000	09/15/2022	414,714
425,000	5.000	09/15/2023	456,061
450,000	5.000	09/15/2024	497,900
450,000	5.000	09/15/2025	510,801
620,000	5.000	09/15/2026	718,133
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(a)(b)
4,150,000	1.950	08/01/2022	4,205,346
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (AAA/NR)(a)(b)
6,205,000	0.875	08/01/2025	6,270,463
Georgetown Independent School District GO Bonds RMKT 08/01/20 Series 2016 B (PSF-GTD) (AAA/Aaa)(a)(b)
5,500,000	2.000	08/01/2023	5,663,343
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/14/20 Series 2014 B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	0.450	08/15/2022	7,517,374
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,000,000	0.600	08/17/2026	3,970,709
Grand Parkway Transportation Corp. RB Series 2013 (BBB/NR)
7,110,000	5.000	02/01/2023	7,540,501
Gulf Coast Industrial Development Authority RB for Exxon Mobil Corp. Series 2012 (AA-/Aa2)(a)(b)
21,900,000	0.070	10/01/2021	21,900,000
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
270,000	4.000	09/01/2022	278,695
300,000	4.000	09/01/2024	325,168
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2014 A (A+/A1)
4,230,000	5.000	12/01/2024	4,837,881
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(a)(b)
7,500,000	5.000	12/01/2022	7,888,917
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(a)(b)
7,750,000	5.000	12/01/2024	8,831,393
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (A/NR)
700,000	1.447	11/15/2022	707,248
1,000,000	1.593	11/15/2023	1,017,319
500,000	1.841	11/15/2024	512,183

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
$1,800,000	5.000%	12/01/2021	$1,813,836
2,000,000	5.000	12/01/2022	2,111,373
2,500,000	5.000	12/01/2023	2,753,282
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-1 (A+/A1)(a)(b)
3,500,000	5.000	12/01/2022	3,691,133
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-2 (A+/A1)(a)(b)
3,000,000	5.000	12/01/2024	3,426,302
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(a)(b)
2,200,000	5.000	12/01/2026	2,663,260
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(c)
	(SIFMA Municipal Swap Index Yield + 1.05%),
5,685,000	1.100	06/01/2024	5,776,784
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(a)(b)
5,070,000	5.000	10/01/2024	5,761,241
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (AA-/A1)(a)(b)
8,940,000	0.900	05/15/2025	8,944,755
Harris County Flood Control District GO Bonds Series 2020 A (AAA/Aaa)
1,500,000	4.000	10/01/2024	1,662,797
1,505,000	5.000	10/01/2025	1,771,627
Harris County GO Refunding Bonds Series 2014 A (AAA/Aaa)
4,230,000	5.000	10/01/2025	4,821,669
Harris County GO Refunding Bonds Series 2015 A (AAA/Aaa)
2,160,000	5.000	10/01/2025	2,545,483
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa1)(c)
	(3 Mo. LIBOR + 0.67%),
35,255,000	0.754	08/15/2035	34,841,402
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
90,000	3.000	09/01/2022	91,686
95,000	3.000	09/01/2023	99,043
Houston Airport System RB Refunding Series 2020 C (A/A1)
825,000	0.883	07/01/2022	829,002
4,580,000	1.054	07/01/2023	4,627,570
13,060,000	1.272	07/01/2024	13,258,898
Houston Airport System Subordinate Lien RB Refunding Series 2020 C (A/A1)
19,000,000	1.372	07/01/2025	19,284,246
9,570,000	1.716	07/01/2026	9,793,000

Municipal Bonds – (continued)
Texas – (continued)
Houston Independent School District GO Bonds RMKT 06/01/20 Series 2014 A (PSF-GTD) (AAA/Aaa)(a)(b)
10,000,000	4.000	06/01/2023	10,605,043
Houston Independent School District GO Bonds RMKT 06/01/21 Series 2013 B (PSF-GTD) (AAA/Aaa)(a)(b)
8,500,000	3.000	06/01/2024	9,092,889
Houston Independent School District GO Refunding Bonds RMKT 06/01/20 Series 2012 (PSF-GTD) (AAA/Aaa)(a)(b)
6,000,000	4.000	06/01/2023	6,363,026
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (BBB+/A2)
250,000	5.000	02/15/2022	253,868
325,000	5.000	02/15/2023	343,592
275,000	5.000	02/15/2024	300,388
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
330,000	3.000	09/01/2022	338,035
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(g)
30,635,000	0.000	08/15/2024	10,520,885
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (A-/Baa2)(a)(b)
3,375,000	0.900	09/01/2023	3,384,043
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,020,000	5.000	11/01/2022	3,176,554
1,110,000	5.000	11/01/2023	1,219,280
New Caney Independent School District GO Bonds Series 2018 (PSF-GTD) (AAA/Aaa)(a)(b)
4,725,000	1.250	08/15/2024	4,829,861
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (NR/WR)(d)
855,000	4.000	04/01/2022	870,830
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	2.375	08/01/2022	5,090,442
North Texas Tollway Authority RB for Second Tier Series 2021 B (A/A2)
3,500,000	5.000	01/01/2025	4,012,176
2,000,000	5.000	01/01/2026	2,367,479
North Texas Tollway Authority RB Refunding First Tier Series 2012 B (A+/A1)(d)
7,845,000	5.000	01/01/2022	7,936,686
North Texas Tollway Authority RB Refunding for Second Tier Series 2015 A (A/A2)
1,315,000	5.000	01/01/2034	1,495,106
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,215,000	5.000	01/01/2024	1,285,891
North Texas Tollway Authority RB Refunding Series 2016 A (A+/A1)
15,760,000	5.000	01/01/2026	17,385,488

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A+/A1)
$12,430,000	5.000%	01/01/2025	$13,744,521
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,630,000	5.000	01/01/2022	1,648,947
14,225,000	5.000	01/01/2025	15,729,349
North Texas Tollway System Authority RB Refunding Series 2015 A (A/A2)
2,605,000	5.000	01/01/2024	2,876,154
Northside Independent School District GO Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(a)(b)
32,150,000	0.700	06/01/2025	32,230,684
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(a)(b)
3,845,000	1.500	08/15/2024	3,955,421
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(a)(b)
7,500,000	2.500	08/15/2023	7,792,519
Port Arthur Independent School District GO Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
1,700,000	5.000	02/15/2024	1,888,233
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,655,718
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(a)(b)
15,000,000	2.625	05/01/2024	15,912,289
San Antonio Water System RB Refunding Series 2015 B (AA/Aa2)
8,855,000	5.000	05/15/2039	10,155,269
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	344,659
State of Texas GO Bonds Series 2014 (AAA/Aaa)(d)
9,870,000	5.000	04/01/2024	11,025,929
State of Texas GO Bonds Series 2016 (AAA/Aaa)
10,500,000	5.000	04/01/2031	12,472,256
State of Texas GO Refunding Bonds Series 2014 (AAA/Aaa)(d)
16,635,000	5.000	04/01/2024	18,583,215
State of Texas GO Refunding Bonds Series 2015 B (AAA/Aaa)
25,000,000	5.000	10/01/2036	29,126,928
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
1,795,000	5.000	07/01/2022	1,858,183
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Hendrick Medical Center Obligated Group Series 2021 (AGM) (AA/A2)
450,000	0.923	09/01/2022	451,561
500,000	1.071	09/01/2023	502,989
700,000	1.356	09/01/2024	706,476
600,000	1.386	09/01/2025	601,645

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
	(3 Mo. LIBOR + 0.70%),
9,740,000	0.778%	12/15/2026	9,780,554
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(c)
8,595,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.600	09/15/2027	8,672,940
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (BBB+/A3)
1,000,000	5.000	12/15/2021	1,009,228
780,000	5.000	12/15/2022	822,837
670,000	5.000	12/15/2023	736,242
735,000	5.000	12/15/2024	837,727
1,000,000	5.000	12/15/2025	1,175,289
10,280,000	5.000	12/15/2026	12,398,077
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A-/A2)(c)
	(3 Mo. LIBOR + 0.69%),
125,000,000	0.767	09/15/2027	125,779,663
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (BBB/NR)
300,000	5.000	05/01/2022	307,919
270,000	5.000	05/01/2023	289,107
350,000	5.000	05/01/2024	387,827
490,000	5.000	05/01/2025	559,627
520,000	5.000	05/01/2026	610,185
640,000	5.000	05/01/2027	768,360
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(g)
6,950,000	0.000	08/15/2023	6,891,056
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,091,532
Texas Transportation Commission State Highway Fund RB Refunding Series 2016 B (AAA/Aaa)
46,000,000	0.560	04/01/2026	45,714,736
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2018 B (AAA/NR)
1,595,000	5.000	04/15/2024	1,784,263
Tomball Independent School District GO Bonds 2014 B-2 (PSF-GTD) (AAA/Aaa)(a)(b)
4,700,000	0.260	08/15/2024	4,678,759
Tomball Independent School District GO Bonds Series 2014 B-1 (PSF-GTD) (AAA/Aaa)(a)(b)
2,675,000	0.450	08/15/2023	2,673,636
Tomball Independent School District GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(a)(b)
11,650,000	1.350	08/15/2022	11,767,451
Travis County Water Control & Improvement District No. 17 GO Refunding Bonds Series 2020 (BAM) (AA/NR)
300,000	3.000	05/01/2022	304,599
325,000	3.000	05/01/2023	338,388
405,000	3.000	05/01/2024	430,401

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Travis County Water Control & Improvement District No. 17 GO Refunding Bonds Series 2020 (BAM) (AA/NR) – (continued)
$305,000	4.000%	05/01/2025	$340,268
285,000	4.000	05/01/2026	324,619
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,467,975
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
19,000	4.000	12/01/2021	19,072
Wichita Falls Independent School District GO Refunding Bonds Series 2015 (PSF-GTD) (AAA/NR)
1,670,000	5.000	02/01/2024	1,852,033

			1,156,438,623

Utah – 0.3%
County of Utah RB for IHC Health Services, Inc. Obligated Group Series 2020 B (AA+/Aa1)(a)(b)
5,715,000	5.000	08/01/2024	6,452,619
6,000,000	5.000	08/01/2026	7,207,267
Granite School District Board of Education GO Bonds Series 2020 (SCH BD GTY) (AAA/Aaa)
4,660,000	5.000	06/01/2022	4,809,218
4,890,000	5.000	06/01/2023	5,279,417
5,135,000	5.000	06/01/2024	5,777,759
1,895,000	5.000	06/01/2025	2,209,710
University of Utah RB General Series 2015 B (AA+/Aa1)
5,370,000	5.000	08/01/2023	5,835,626
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,624,401
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,559,945

			42,755,962

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A3)
365,000	5.000	12/01/2021	367,741

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
155,000	4.000	10/01/2022	157,416
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (WD/NR)
280,000	4.000	10/01/2022	279,479

			436,895

Virginia – 2.9%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
22,680,000	5.000	11/01/2023	24,813,496
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
2,250,000	1.900	06/01/2023	2,308,446

Municipal Bonds – (continued)
Virginia – (continued)
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	367,767
City of Harrisonburg GO Refunding Bonds Series 2021 A (ST AID WITHHLDG) (AA+/Aa2)
7,585,000	5.000	07/15/2024	8,575,498
3,850,000	5.000	07/15/2025	4,510,791
Commonwealth of Virginia GO Bonds Series 2020 A (AAA/Aaa)
4,515,000	4.000	06/01/2024	4,961,910
4,560,000	4.000	06/01/2025	5,157,265
4,360,000	4.000	06/01/2026	5,054,384
County of Arlington GO Refunding Bonds 2020 B (ST AID WITHHLDG) (AAA/Aaa)
2,870,000	0.640	08/01/2024	2,876,334
County of Loudoun GO Refunding Bonds Series 2021 B (AAA/Aaa)
2,270,000	5.000	12/01/2024	2,605,490
2,250,000	5.000	12/01/2025	2,668,819
Fairfax County GO Bonds for Virginia Public Improvement Series 2015 A (ST AID WITHHLDG) (AAA/Aaa)(d)
6,475,000	4.000	10/01/2024	7,185,937
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/WR)
10,285,000	4.000	10/01/2021	10,285,000
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(d)
8,450,000	5.000	10/01/2021	8,450,000
Fairfax County GO Taxable Refunding Bonds Series 2020 B (ST AID WITHHLDG) (AAA/Aaa)
1,095,000	0.545	10/01/2024	1,093,459
2,830,000	0.645	10/01/2025	2,809,174
Halifax County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
2,250,000	0.450	04/01/2022	2,251,809
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
34,395,000	5.000	07/01/2022	35,624,081
Hampton Roads Transportation Accountability Commission RB Series 2021 A (A+/Aa2)
47,225,000	5.000	07/01/2026	56,935,405
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
8,365,000	2.000	11/01/2023	8,375,010
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
1,325,000	1.900	06/01/2023	1,359,418
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(a)(b)
2,550,000	1.800	04/01/2022	2,568,951
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (BBB+/A2)(a)(b)
2,500,000	0.750	09/02/2025	2,494,841

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(a)(b)
$2,400,000	1.700%	10/01/2022	$2,429,603
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
215,000	5.000	04/01/2022	219,598
250,000	5.000	04/01/2023	266,000
270,000	5.000	04/01/2024	297,169
270,000	5.000	04/01/2025	306,516
Spotsylvania County Economic Development Authority RB Refunding for County of Spotsylvania Series 2021 (AA+/NR)
2,935,000	5.000	06/01/2023	3,167,197
2,990,000	5.000	06/01/2024	3,361,713
3,130,000	5.000	06/01/2025	3,648,568
University of Virginia RB Green Bonds Series 2015 A-2 (AAA/Aaa)
20,705,000	5.000	04/01/2045	23,447,885
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(d)
7,880,000	4.000	02/01/2024	8,558,829
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (BBB-/NR)
175,000	5.000	06/01/2022	180,237
175,000	5.000	06/01/2023	188,024
250,000	5.000	06/01/2024	278,465
270,000	5.000	06/01/2025	310,269
340,000	5.000	06/01/2026	400,831
300,000	5.000	06/01/2027	361,366
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(d)
5,225,000	5.000	03/15/2023	5,587,251
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
810,000	4.000	05/15/2037	827,815
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(d)
9,365,000	5.000	05/15/2022	9,644,763
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,266,740
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,345,000	5.000	05/15/2023	2,527,225
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
5,660,000	2.500	12/01/2022	5,665,722
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,501,760
Virginia Housing Development Authority RB Series 2021 B (AA+/Aa1)
11,625,000	0.670	03/01/2025	11,629,587
Virginia Public Building Authority RB Series 2021 A-1 (AA+/Aa1)
6,375,000	5.000	08/01/2025	7,477,555

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AAA/NR)
3,375,000	5.000	11/01/2021	3,387,371
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (ETM) (NR/NR)(d)
385,000	5.000	11/01/2021	386,411
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (A/NR)
500,000	5.000	01/01/2022	505,639
500,000	5.000	01/01/2023	528,464
550,000	5.000	01/01/2024	605,423
700,000	5.000	01/01/2025	798,782
750,000	5.000	01/01/2026	881,599
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2012 (BBB-/NR)
1,525,000	5.000	07/01/2034	1,541,717
4,500,000	5.000	01/01/2040	4,548,444
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
15,000,000	5.000	07/01/2034	15,164,432
24,700,000	5.000	01/01/2040	24,966,073
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
14,290,000	5.000	07/01/2049	14,436,412
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2009 A (BBB+/A2)(a)(b)
12,500,000	0.750	09/02/2025	12,526,538
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
6,805,000	1.200	05/31/2024	6,918,866
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(a)(b)
4,250,000	1.900	06/01/2023	4,360,398

			391,440,542

Washington – 1.2%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2021 A (AAA/Aaa)
2,495,000	5.000	12/01/2026	3,045,533
City of Seattle RB Refunding for Municipal Light & Power Series 2021 B (AA/Aa2)(a)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.25%), 0.300	11/01/2026	10,000,031
King County Housing Authority RB Refunding Series 2020 (AA/NR)
250,000	3.000	06/01/2022	254,365
200,000	3.000	06/01/2023	208,287
225,000	3.000	06/01/2024	239,151
280,000	3.000	06/01/2025	302,264
King County Junior Lien Sewer RB Refunding Series 2020 A (AA/Aa2)(a)(b)
15,845,000	0.625	01/01/2024	15,856,827

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County Sewer RB Refunding Series 2016 B (AA+/Aa1)
$5,710,000	5.000%	07/01/2025	$6,681,439
King County Sewer RB Series 2014 A (AGM) (AA+/Aa1)
29,000,000	5.000	01/01/2047	32,147,121
Port of Seattle GO Refunding Bonds Series 2015 (AA-/Aaa)
5,000,000	5.000	06/01/2027	5,615,912
Port of Seattle RB for Intermediate Lien Series 2021 C (A+/A1)
1,975,000	5.000	04/01/2040	2,218,478
State of Washington COPS Refunding Bond Series 2019 D (NR/Aa1)
1,000,000	5.000	07/01/2026	1,203,540
State of Washington GO Bonds Series 2021 E (AA+/Aaa)
5,360,000	5.000	06/01/2024	6,030,922
University of Washington RB Series 2019 A (AA+/Aaa)(a)(b)
15,000,000	5.000	05/01/2022	15,055,096
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,514,057
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,260,000	5.000	08/01/2025	3,796,788
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
12,295,000	5.000	08/01/2024	13,544,097
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
9,165,000	5.000	08/01/2025	10,443,825
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(a)(b)
5,000,000	5.000	08/01/2026	5,864,519
Washington Health Care Facilities Authority RB Refunding for Multicare Health System Obligated Group Series 2017 B (AA-/Aa3)
1,315,000	5.000	08/15/2025	1,540,520
Washington State GO Refunding Bonds Series R-2015E (AA+/Aaa)
8,000,000	5.000	07/01/2030	9,151,175
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
3,935,000	5.000	07/01/2024	4,438,632
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,177,907
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,034,807

			161,365,293

Municipal Bonds – (continued)
West Virginia – 0.6%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
7,830,000	5.000	06/01/2023	8,453,546
8,640,000	5.000	06/01/2025	10,074,879
8,860,000	5.000	12/01/2025	10,501,163
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(a)(b)
2,900,000	2.625	06/01/2022	2,940,284
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2011 A (AMT) (A-/Baa1)(a)(b)
5,650,000	1.000	09/01/2025	5,651,991
West Virginia Economic Development Authority RB Refunding for Appalachian Power Co. Series 2010 A (A-/Baa1)(a)(b)
4,645,000	0.625	12/15/2025	4,596,045
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
540,000	5.000	01/01/2022	545,823
550,000	5.000	01/01/2023	580,107
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
8,895,000	1.365	10/01/2022	8,984,523
10,495,000	1.391	10/01/2023	10,670,704
19,755,000	1.449	10/01/2024	20,125,880

			83,124,945

Wisconsin – 1.7%
City of Milwaukee GO Bonds Series 2021 N3 (A/NR)
12,520,000	5.000	04/01/2025	14,394,685
City of Milwaukee GO Refunding Bonds Series 2017 (A/NR)
6,045,000	5.000	04/01/2023	6,471,278
City of Milwaukee GO Refunding Bonds Series 2018 (A/NR)
12,770,000	5.000	02/01/2023	13,571,374
City of New Berlin GO Refunding Bonds Series 2021 A (NR/Aaa)
1,260,000	5.000	06/01/2026	1,512,768
County of Dane GO Bonds Series 2019 A (AAA/NR)
2,165,000	2.000	06/01/2022	2,191,602
County of Dane GO Bonds Series 2020 A (AAA/NR)
5,935,000	0.050	04/01/2022	5,932,776
5,935,000	0.050	04/01/2023	5,919,957
4,950,000	2.000	04/01/2024	5,161,680
3,290,000	2.000	04/01/2026	3,490,736
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
160,000	4.000	07/01/2024	174,732
265,000	4.000	07/01/2025	296,789
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
200,000	5.000	01/01/2022	202,280
300,000	5.000	01/01/2023	317,388
300,000	5.000	01/01/2024	330,231
300,000	5.000	01/01/2025	342,335

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
$1,925,000	4.000%	01/01/2026	$2,141,314
2,000,000	4.000	01/01/2027	2,261,889
1,720,000	4.000	01/01/2028	1,963,148
1,790,000	4.000	01/01/2029	2,044,732
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 A (A+/NR)
300,000	5.000	06/01/2022	309,383
325,000	5.000	06/01/2023	350,316
350,000	5.000	06/01/2024	392,320
375,000	5.000	06/01/2025	435,050
300,000	5.000	06/01/2026	358,505
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(g)
10,252,000	0.000	12/15/2027	8,031,613
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000	06/01/2022	8,159,198
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA+/Aa1)(d)
11,145,000	5.000	05/01/2022	11,456,858
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA+/Aa1)
5,420,000	5.000	11/01/2021	5,439,908
Western Technical College District GO Refunding Bonds Series 2017 G (AA+/NR)
1,685,000	5.000	04/01/2023	1,803,297
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
115,000	4.000	03/15/2022	116,594
115,000	4.000	03/15/2023	120,066
120,000	4.000	03/15/2024	128,010
125,000	4.000	03/15/2025	136,169
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-1 (AA/Aa3)(a)(b)
4,250,000	5.000	07/29/2026	5,117,605
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(a)
4,000,000	(SIFMA Municipal Swap Index Yield + 0.65%), 0.700	07/31/2024	4,037,798
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
1,875,000	5.000	11/15/2021	1,885,391
930,000	5.000	11/15/2022	979,931
4,455,000	5.000	11/15/2023	4,903,428
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
285,000	4.000	02/01/2022	287,689
290,000	4.000	02/01/2023	300,940

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Refunding for Marshfield Clinic Health System Obligated Group Series 2020 B-1 (A-/NR)(a)(b)
8,500,000	5.000	02/15/2025	9,568,357
Wisconsin State GO Bonds Series 2015 A (AA+/Aa1)(d)
40,860,000	5.000	05/01/2023	43,942,552
Wisconsin State GO Bonds Series 2015 C (AA+/Aa1)(d)
5,000,000	5.000	05/01/2024	5,598,211
Wisconsin State GO Bonds Series 2016 A (AA+/Aa1)
5,000,000	5.000	05/01/2033	5,785,052
5,000,000	5.000	05/01/2034	5,779,275
Wisconsin State GO Bonds Series 2018 A (AA+/Aa1)
9,495,000	5.000	05/01/2023	10,215,376
Wisconsin State GO Bonds Series 2020 B (AA+/Aa1)
9,815,000	5.000	05/01/2024	11,012,547
Wisconsin State GO Refunding Bonds Series 2016 2 (AA+/Aa1)
4,210,000	5.000	11/01/2024	4,814,833
Wisconsin State GO Refunding Bonds Series 2017 2 (AA+/Aa1)
4,405,000	5.000	11/01/2024	5,037,848
Wisconsin State GO Refunding Bonds Series 2021 1 (AA+/Aa1)
5,000,000	5.000	05/01/2026	6,000,812
Wisconsin State RB Refunding Series 2020 A (AA/Aa2)
775,000	1.720	05/01/2022	781,901
820,000	1.749	05/01/2023	838,436

			232,846,963

Wyoming – 0.1%
University of Wyoming RB Series 2021 C (AA-/Aa3)
2,000,000	5.000	06/01/2025	2,328,180
2,000,000	5.000	06/01/2026	2,400,200
2,220,000	5.000	06/01/2027	2,735,539

			7,463,919

TOTAL MUNICIPAL BONDS
(Cost $12,308,046,823)			$12,472,518,199

Corporate Bonds – 0.1%
Consumer Services – 0.1%
Emory University Series 2020
$9,000,000	1.566%	09/01/2025	$9,122,330
Howard University Series 2020
1,000,000	2.638	10/01/2021	1,000,000
1,500,000	2.738	10/01/2022	1,526,214
1,500,000	2.801	10/01/2023	1,550,559
2,030,000	2.416	10/01/2024	2,076,888

			15,275,991

Media & Entertainment – 0.0%
Smithsonian Institution
825,000	0.895	09/01/2022	826,289
800,000	0.974	09/01/2023	802,611
1,000,000	1.118	09/01/2024	1,004,912
1,000,000	1.218	09/01/2025	999,637

			3,633,449

TOTAL CORPORATE BONDS
(Cost $18,871,466)			$18,909,440

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.6%
U.S. Treasury Notes
$50,000,000	0.375%	04/15/2024	$49,949,219
100,000,000	0.375	07/15/2024	99,718,750
100,000,000	0.375	11/30/2025	98,109,375
75,000,000	0.375	12/31/2025	73,500,000
50,000,000	0.375	01/31/2026	48,929,687
25,000,000	0.750	03/31/2026	24,826,172
50,000,000	0.750	05/31/2026	49,578,125
50,000,000	0.625	11/30/2027	48,300,782
75,000,000	0.625	12/31/2027	72,375,000
50,000,000	0.750	01/31/2028	48,558,594

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $623,493,350)			$613,845,704

TOTAL INVESTMENTS – 97.5%
(Cost $12,950,411,639)			$13,105,273,343

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			334,921,428

NET ASSETS – 100.0%			$13,440,194,771

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	When-issued security.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Zero coupon bond until next reset date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FD	—School Bond Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.183%	Bank of America NA	03/20/2023	USD 5,000	$62,014	$(36,367)	$98,381

California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.183	JPMorgan Chase Bank NA	03/20/2023	10,000	124,026	(72,734)	196,760

TOTAL						$186,040	$(109,101)	$295,141

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Dynamic Municipal Income Fund		High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value (cost $9,873,516,779, $10,353,275,399, $159,408,135 and $12,950,411,639)	$10,469,735,289		$11,452,697,678	$163,358,186	$13,105,273,343
Cash	249,013,770		224,355,320	13,028,459	298,683,529
Receivables:
Interest	109,887,424		130,715,611	1,688,138	119,891,584
Fund shares sold	20,540,765		13,594,718	453,893	88,367,556
Collateral on certain derivative contracts(a)	14,217,720		15,813,930	302,500	—
Due from custodian	3,376,500		—	—	—
Investments sold on an extended-settlement basis	572,495		572,495	102,119	—
Reimbursement from investment adviser	94,332		92,301	25,195	137,538
Unrealized gain on swap contracts	39,352		1,011,456	—	295,141
Other assets	273,237		218,313	30,704	308,284
Total assets	10,867,750,884		11,839,071,822	178,989,194	13,612,956,975

Liabilities:
Variation margin on futures	1,344,340		1,494,846	28,875	—
Payables:
Investments purchased on an extended-settlement basis	75,479,301		104,161,142	3,230,818	134,502,486
Fund shares redeemed	13,935,371		12,693,159	89	32,218,670
Investments purchased	13,250,719		7,368,272	—	—
Management fees	3,034,674		4,755,578	—	3,656,708
Income distribution	1,631,212		1,085,086	—	1,147,855
Distribution and Service fees and Transfer Agency fees	991,023		586,177	—	436,225
Upfront payments received on swap contracts	14,547		465,216	—	109,101
Collateral on certain derivative contracts(a)	—		430,000	—	250,000
Accrued expenses	154,581		380,941	108,494	441,159
Total liabilities	109,835,768		133,420,417	3,368,276	172,762,204

Net Assets:
Paid-in capital	10,425,622,335		10,835,839,616	172,161,002	13,302,978,467
Total distributable earnings (loss)	332,292,781		869,811,789	3,459,916	137,216,304
NET ASSETS	$10,757,915,116		$11,705,651,405	$175,620,918	$13,440,194,771
Net Assets:
Class A	$1,574,056,507		$646,381,901	$—	$243,248,347
Class C	157,239,137		85,337,568	—	12,777,570
Institutional	4,731,456,880		1,903,313,530	—	2,833,865,835
Separate Account Institutional	—		—	175,620,918	—
Service	25,708		—	—	130,655
Investor	1,418,123,722		625,214,475	—	206,638,650
Class R6	120,677,120		15,883,320	—	10,309,831
Class P	2,756,336,042		8,429,520,611	—	10,133,223,883
Total Net Assets	$10,757,915,116		$11,705,651,405	$175,620,918	$13,440,194,771
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	94,008,491		60,734,851	—	22,484,446
Class C	9,387,238		8,016,239	—	1,182,363
Institutional	282,726,802		178,801,066	—	262,334,646
Separate Account Institutional	—		—	16,187,347	—
Service	1,529		—	—	12,091
Investor	84,792,140		58,681,974	—	19,125,482
Class R6	7,208,246		1,493,002	—	954,846
Class P	164,615,600		792,593,150	—	938,407,087
Net asset value, offering and redemption price per share:(b)
Class A	$16.74		$10.64	$—	$10.82
Class C	16.75		10.65	—	10.81
Institutional	16.74		10.64	—	10.80
Separate Account Institutional	—		—	10.85	—
Service	16.82	(c)	—	—	10.81
Investor	16.72		10.65	—	10.80
Class R6	16.74		10.64	—	10.80
Class P	16.74		10.64	—	10.80

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Fund	Futures	Swaps
Dynamic Municipal Income	$14,217,720	$—
High Yield Municipal	15,813,930	(430,000)
Municipal Income Completion	302,500	—

Short Duration Tax-Free	—	(250,000)

(b)	Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds is $17.39, $11.14 and $10.98, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Investment income:

Interest	$136,801,427	$206,634,991	$1,742,173	$85,959,290

Expenses:

Management fees	17,564,830	27,844,309	—	20,938,288

Transfer Agency fees(a)	3,123,435	2,355,631	14,040	2,225,248

Distribution and Service (12b-1) fees(a)	2,554,782	1,111,465	—	362,387

Custody, accounting and administrative services	454,563	481,989	28,222	552,273

Service fees — Class C	196,850	105,165	—	16,186

Registration fees	168,309	124,267	11,126	282,920

Printing and mailing costs	81,423	72,725	16,161	56,153

Legal fees	49,700	57,093	27,621	37,876

Audit fees	28,636	26,591	30,118	27,093

Trustee fees	16,425	17,107	9,563	18,272

Shareholder administration fees — Service Shares	33	—	—	181

Other	41,117	53,108	978	68,263

Total expenses	24,280,103	32,249,450	137,829	24,585,140

Less — expense reductions	(635,259)	(734,551)	(137,818)	(881,584)

Net expenses	23,644,844	31,514,899	11	23,703,556

NET INVESTMENT INCOME	113,156,583	175,120,092	1,742,162	62,255,734

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	136,209	20,328,431	(4,315)	(2,449,225)

Futures contracts	(23,964,525)	(26,652,886)	(337,109)	—

Swap contracts	15,086	451,697	—	113,147

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	65,281,542	137,707,249	1,215,964	(20,087,316)

Futures contracts	6,683,521	7,413,654	192,830	—

Swap contracts	(9,686)	(118,744)	—	(72,641)

Net realized and unrealized gain (loss)	48,142,147	139,129,401	1,067,370	(22,496,035)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$161,298,730	$314,249,493	$2,809,532	$39,759,699

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P
Dynamic Municipal Income	$1,964,201	$590,548	$33	$942,827	$94,489	$906,832	$—	$5	$793,152	$16,214	$369,916
High Yield Municipal	795,970	315,495	—	382,070	50,480	343,367	—	—	343,612	1,838	1,234,264
Municipal Income Completion	—	—	—	—	—	—	14,040	—	—	—	—
Short Duration Tax-Free	313,648	48,558	181	150,553	7,769	526,166	—	28	116,297	1,439	1,422,996

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$113,156,583	$200,971,922	$175,120,092	$313,378,261
Net realized loss	(23,813,230)	(39,361,992)	(5,872,758)	(35,047,107)
Net change in unrealized gain	71,955,377	540,199,035	145,002,159	793,984,365
Net increase in net assets resulting from operations	161,298,730	701,808,965	314,249,493	1,072,315,519

Distributions to shareholders:
From distributable earnings:
Class A Shares	(14,903,734)	(30,680,998)	(8,649,869)	(15,135,019)
Class C Shares	(903,095)	(2,094,730)	(827,201)	(1,944,817)
Institutional Shares	(50,469,892)	(91,393,063)	(25,956,438)	(39,002,617)
Service Shares	(223)	(3,608)	—	—
Investor Shares	(14,172,812)	(25,147,556)	(8,482,068)	(13,199,218)
Class R6 Shares	(1,206,035)	(2,090,258)	(185,999)	(198,852)
Class P Shares	(27,515,781)	(45,429,187)	(124,914,243)	(234,209,820)
Total distributions to shareholders	(109,171,572)	(196,839,400)	(169,015,818)	(303,690,343)

From share transactions:
Proceeds from sales of shares	2,151,111,454	3,705,174,124	1,768,526,275	3,306,110,174
Reinvestment of distributions	99,108,717	177,162,915	162,776,385	293,250,971
Cost of shares redeemed	(894,520,115)	(2,373,423,744)	(731,417,357)	(1,870,384,214)
Net increase in net assets resulting from share transactions	1,355,700,056	1,508,913,295	1,199,885,303	1,728,976,931
TOTAL INCREASE	1,407,827,214	2,013,882,860	1,345,118,978	2,497,602,107

Net Assets:
Beginning of period	9,350,087,902	7,336,205,042	10,360,532,427	7,862,930,320
End of period	$10,757,915,116	$9,350,087,902	$11,705,651,405	$10,360,532,427

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$1,742,162	$1,374,326	$62,255,734	$132,598,030
Net realized loss	(341,424)	(180,169)	(2,336,078)	(10,629,333)
Net change in unrealized gain (loss)	1,408,794	3,503,297	(20,159,957)	147,212,322
Net increase in net assets resulting from operations	2,809,532	4,697,454	39,759,699	269,181,019

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	—	(840,833)	(2,012,540)
Class C Shares	—	—	(17,298)	(95,591)
Institutional Shares	—	—	(12,690,577)	(25,817,373)
Separate Account Institutional	(1,724,226)	(1,353,194)	—	—
Service Shares	—	—	(338)	(1,372)
Investor Shares	—	—	(887,221)	(1,815,994)
Class R6 Shares	—	—	(46,708)	(92,353)
Class P Shares	—	—	(46,254,369)	(95,650,568)
Total distributions to shareholders	(1,724,226)	(1,353,194)	(60,737,344)	(125,485,791)

From share transactions:
Proceeds from sales of shares	74,065,668	96,503,149	4,236,766,673	9,331,103,669
Reinvestment of distributions	1,721,563	1,336,815	53,494,090	110,210,651
Cost of shares redeemed	(6,421,891)	(13,664,986)	(2,814,210,591)	(5,088,379,752)
Net increase in net assets resulting from share transactions	69,365,340	84,174,978	1,476,050,172	4,352,934,568
TOTAL INCREASE	70,450,646	87,519,238	1,455,072,527	4,496,629,796

Net Assets:
Beginning of period	105,170,272	17,651,034	11,985,122,244	7,488,492,448
End of period	$175,620,918	$105,170,272	$13,440,194,771	$11,985,122,244

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.63		$15.59	$16.02	$15.59	$15.46	$15.69

Net investment income(a)	0.17		0.36	0.37	0.44	0.47	0.52

Net realized and unrealized gain (loss)	0.10		1.03	(0.43)	0.42	0.11	(0.25)

Total from investment operations	0.27		1.39	(0.06)	0.86	0.58	0.27

Distributions to shareholders from net investment income	(0.16)		(0.35)	(0.37)	(0.43)	(0.45)	(0.50)

Net asset value, end of period	$16.74		$16.63	$15.59	$16.02	$15.59	$15.46

Total return(b)	1.62%		9.00%	(0.43)%	5.62%	3.81%	1.73%

Net assets, end of period (in 000s)	$1,574,057		$1,521,711	$1,330,377	$769,894	$315,142	$218,699

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.73%	0.74%	0.76%	0.78%

Ratio of total expenses to average net assets	0.73	%(c)	0.75%	0.76%	0.78%	0.85%	0.98%

Ratio of net investment income to average net assets	1.98	%(c)	2.21%	2.25%	2.78%	2.98%	3.34%

Portfolio turnover rate(d)	2%		6%	23%	16%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.64		$15.60	$16.03	$15.60	$15.47	$15.69

Net investment income(a)	0.10		0.24	0.24	0.32	0.35	0.41

Net realized and unrealized gain (loss)	0.11		1.03	(0.42)	0.42	0.12	(0.25)

Total from investment operations	0.21		1.27	(0.18)	0.74	0.47	0.16

Distributions to shareholders from net investment income	(0.10)		(0.23)	(0.25)	(0.31)	(0.34)	(0.38)

Net asset value, end of period	$16.75		$16.64	$15.60	$16.03	$15.60	$15.47

Total return(b)	1.24%		8.19%	(1.17)%	4.83%	3.03%	1.04%

Net assets, end of period (in 000s)	$157,239		$153,277	$141,952	$83,931	$47,379	$42,353

Ratio of net expenses to average net assets	1.47	%(c)	1.47%	1.48%	1.49%	1.51%	1.53%

Ratio of total expenses to average net assets	1.48	%(c)	1.50%	1.51%	1.53%	1.60%	1.73%

Ratio of net investment income to average net assets	1.23	%(c)	1.46%	1.50%	2.04%	2.23%	2.59%

Portfolio turnover rate(d)	2%		6%	23%	16%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.62		$15.58	$16.02	$15.59	$15.46	$15.68

Net investment income(a)	0.19		0.41	0.42	0.49	0.52	0.58

Net realized and unrealized gain (loss)	0.12		1.03	(0.43)	0.43	0.12	(0.25)

Total from investment operations	0.31		1.44	(0.01)	0.92	0.64	0.33

Distributions to shareholders from net investment income	(0.19)		(0.40)	(0.43)	(0.49)	(0.51)	(0.55)

Net asset value, end of period	$16.74		$16.62	$15.58	$16.02	$15.59	$15.46

Total return(b)	1.85%		9.37%	(0.16)%	5.97%	4.17%	2.13%

Net assets, end of period (in 000s)	$4,731,457		$4,188,941	$3,206,615	$1,858,949	$1,296,146	$774,777

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.39%	0.40%	0.42%	0.44%

Ratio of total expenses to average net assets	0.40	%(c)	0.42%	0.42%	0.44%	0.51%	0.64%

Ratio of net investment income to average net assets	2.30	%(c)	2.54%	2.59%	3.14%	3.32%	3.67%

Portfolio turnover rate(d)	2%		6%	23%	16%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.71		$15.67	$16.10	$15.66	$15.54	$15.77

Net investment income(a)	0.15		0.34	0.34	0.42	0.44	0.50

Net realized and unrealized gain (loss)	0.11		1.03	(0.42)	0.43	0.11	(0.25)

Total from investment operations	0.26		1.37	(0.08)	0.85	0.55	0.25

Distributions to shareholders from net investment income	(0.15)		(0.33)	(0.35)	(0.41)	(0.43)	(0.48)

Net asset value, end of period	$16.82		$16.71	$15.67	$16.10	$15.66	$15.54

Total return(b)	1.53%		8.79%	(0.58)%	5.50%	3.58%	1.57%

Net assets, end of period (in 000s)	$26		$26	$203	$38	$36	$36

Ratio of net expenses to average net assets	0.90	%(c)	0.89%	0.89%	0.90%	0.92%	0.94%

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.92%	0.93%	1.01%	1.14%

Ratio of net investment income to average net assets	1.79	%(c)	2.06%	2.09%	2.65%	2.83%	3.19%

Portfolio turnover rate(d)	2%		6%	23%	16%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Investor Shares(a)
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.61		$15.57	$16.00	$15.57	$15.45	$15.67

Net investment income(b)	0.19		0.40	0.41	0.48	0.50	0.56

Net realized and unrealized gain (loss)	0.10		1.03	(0.43)	0.42	0.11	(0.24)

Total from investment operations	0.29		1.43	(0.02)	0.90	0.61	0.32

Distributions to shareholders from net investment income	(0.18)		(0.39)	(0.41)	(0.47)	(0.49)	(0.54)

Net asset value, end of period	$16.72		$16.61	$15.57	$16.00	$15.57	$15.45

Total return(c)	1.75%		9.28%	(0.19)%	5.88%	4.01%	2.03%

Net assets, end of period (in 000s)	$1,418,124		$1,193,082	$904,160	$480,724	$160,475	$65,306

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.48%	0.49%	0.51%	0.53%

Ratio of total expenses to average net assets	0.48	%(d)	0.50%	0.51%	0.53%	0.59%	0.73%

Ratio of net investment income to average net assets	2.22	%(d)	2.46%	2.50%	3.03%	3.22%	3.57%

Portfolio turnover rate(e)	2%		6%	23%	16%	12%	28%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			November 30, 2017* to March 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$16.63		$15.59	$16.02	$15.59	$15.56

Net investment income(a)	0.20		0.41	0.42	0.49	0.17

Net realized and unrealized gain (loss)	0.10		1.04	(0.42)	0.43	0.03

Total from investment operations	0.30		1.45	— (b)	0.92	0.20

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.43)	(0.49)	(0.17)

Net asset value, end of period	$16.74		$16.63	$15.59	$16.02	$15.59

Total return(c)	1.80%		9.37%	(0.08)%	5.98%	1.27%

Net assets, end of period (in 000s)	$120,677		$97,337	$69,532	$44,934	$10

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.39%	0.40	%(d)

Ratio of total expenses to average net assets	0.39	%(d)	0.41%	0.41%	0.42%	0.43	%(d)

Ratio of net investment income to average net assets	2.31	%(d)	2.55%	2.61%	3.11%	3.28	%(d)

Portfolio turnover rate(e)	2%		6%	23%	16%	12%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		April 20, 2018* to March 31, 2019
			2021	2020
Per Share Data

Net asset value, beginning of period	$16.63		$15.59	$16.02	$15.65

Net investment income(a)	0.20		0.41	0.43	0.46

Net realized and unrealized gain (loss)	0.10		1.04	(0.43)	0.36

Total from investment operations	0.30		1.45	— (b)	0.82

Distributions to shareholders from net investment income	(0.19)		(0.41)	(0.43)	(0.45)

Net asset value, end of period	$16.74		$16.63	$15.59	$16.02

Total return(c)	1.80%		9.37%	(0.08)%	5.35%

Net assets, end of period (in 000s)	$2,756,336		$2,195,715	$1,683,366	$1,193,566

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.39	%(d)

Ratio of total expenses to average net assets	0.39	%(d)	0.41%	0.41%	0.43	%(d)

Ratio of net investment income to average net assets	2.31	%(d)	2.55%	2.61%	3.11	%(d)

Portfolio turnover rate(e)	2%		6%	23%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.49		$9.59	$9.91	$9.55	$9.35	$9.36

Net investment income(a)	0.15		0.33	0.37	0.38	0.38	0.47

Net realized and unrealized gain (loss)	0.15		0.89	(0.34)	0.35	0.18	(0.06)

Total from investment operations	0.30		1.22	0.03	0.73	0.56	0.41

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.35)	(0.37)	(0.36)	(0.42)

Net asset value, end of period	$10.64		$10.49	$9.59	$9.91	$9.55	$9.35

Total return(b)	2.82%		12.87%	0.13%	7.79%	6.10%	4.48%

Net assets, end of period (in 000s)	$646,382		$594,728	$419,784	$377,942	$250,436	$234,550

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.88	%(c)	0.89%	0.91%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	2.83	%(c)	3.23%	3.61%	3.97%	4.00%	4.93%

Portfolio turnover rate(d)	2%		7%	20%	16%	16%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.49		$9.59	$9.91	$9.55	$9.35	$9.36

Net investment income(a)	0.11		0.25	0.29	0.31	0.31	0.40

Net realized and unrealized gain (loss)	0.16		0.89	(0.34)	0.35	0.18	(0.06)

Total from investment operations	0.27		1.14	(0.05)	0.66	0.49	0.34

Distributions to shareholders from net investment income	(0.11)		(0.24)	(0.27)	(0.30)	(0.29)	(0.35)

Net asset value, end of period	$10.65		$10.49	$9.59	$9.91	$9.55	$9.35

Total return(b)	2.53%		12.03%	(0.62)%	6.99%	5.30%	3.70%

Net assets, end of period (in 000s)	$85,338		$80,215	$77,387	$60,899	$59,381	$66,772

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of total expenses to average net assets	1.63	%(c)	1.64%	1.66%	1.67%	1.67%	1.67%

Ratio of net investment income to average net assets	2.07	%(c)	2.50%	2.85%	3.22%	3.25%	4.18%

Portfolio turnover rate(d)	2%		7%	20%	16%	16%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.49		$9.59	$9.91	$9.55	$9.36	$9.36

Net investment income(a)	0.17		0.36	0.40	0.41	0.41	0.49

Net realized and unrealized gain (loss)	0.14		0.89	(0.34)	0.35	0.17	(0.04)

Total from investment operations	0.31		1.25	0.06	0.76	0.58	0.45

Distributions to shareholders from net investment income	(0.16)		(0.35)	(0.38)	(0.40)	(0.39)	(0.45)

Net asset value, end of period	$10.64		$10.49	$9.59	$9.91	$9.55	$9.36

Total return(b)	2.98%		13.22%	0.43%	8.10%	6.29%	4.88%

Net assets, end of period (in 000s)	$1,903,314		$1,416,246	$894,702	$699,635	$5,026,846	$4,284,703

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.55	%(c)	0.56%	0.57%	0.58%	0.58%	0.58%

Ratio of net investment income to average net assets	3.13	%(c)	3.54%	3.91%	4.27%	4.29%	5.23%

Portfolio turnover rate(d)	2%		7%	20%	16%	16%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Investor Shares(a)
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.50		$9.60	$9.92	$9.56	$9.37	$9.37

Net investment income(b)	0.17		0.35	0.39	0.41	0.41	0.50

Net realized and unrealized gain (loss)	0.14		0.89	(0.34)	0.34	0.17	(0.05)

Total from investment operations	0.31		1.24	0.05	0.75	0.58	0.45

Distributions to shareholders from net investment income	(0.16)		(0.34)	(0.37)	(0.39)	(0.39)	(0.45)

Net asset value, end of period	$10.65		$10.50	$9.60	$9.92	$9.56	$9.37

Total return(c)	2.95%		13.14%	0.38%	8.05%	6.26%	4.81%

Net assets, end of period (in 000s)	$625,214		$496,140	$331,991	$202,256	$85,209	$42,152

Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.63	%(d)	0.65%	0.66%	0.66%	0.67%	0.67%

Ratio of net investment income to average net assets	3.07	%(d)	3.48%	3.85%	4.21%	4.26%	5.25%

Portfolio turnover rate(e)	2%		7%	20%	16%	16%	31%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			November 30, 2017* to March 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.48		$9.58	$9.91	$9.55	$9.46

Net investment income(a)	0.17		0.35	0.40	0.41	0.14

Net realized and unrealized gain (loss)	0.15		0.90	(0.35)	0.35	0.08

Total from investment operations	0.32		1.25	0.05	0.76	0.22

Distributions to shareholders from net investment income	(0.16)		(0.35)	(0.38)	(0.40)	(0.13)

Net asset value, end of period	$10.64		$10.48	$9.58	$9.91	$9.55

Total return(b)	3.08%		13.24%	0.32%	8.09%	2.33%

Net assets, end of period (in 000s)	$15,883		$11,001	$11	$11	$10

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.55%	0.57	%(c)

Ratio of total expenses to average net assets	0.54	%(c)	0.55%	0.57%	0.55%	0.60	%(c)

Ratio of net investment income to average net assets	3.14	%(c)	3.44%	3.92%	4.28%	4.36	%(c)

Portfolio turnover rate(d)	2%		7%	20%	16%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		April 20, 2018* to March 31, 2019
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.48		$9.58	$9.90	$9.60

Net investment income(a)	0.17		0.36	0.40	0.39

Net realized and unrealized gain (loss)	0.15		0.89	(0.34)	0.28

Total from investment operations	0.32		1.25	0.06	0.67

Distributions to shareholders from net investment income	(0.16)		(0.35)	(0.38)	(0.37)

Net asset value, end of period	$10.64		$10.48	$9.58	$9.90

Total return(b)	3.08%		13.24%	0.44%	7.14%

Net assets, end of period (in 000s)	$8,429,521		$7,762,203	$6,139,055	$5,961,922

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.55	%(c)

Ratio of total expenses to average net assets	0.54	%(c)	0.55%	0.56%	0.57	%(c)

Ratio of net investment income to average net assets	3.14	%(c)	3.56%	3.93%	4.27	%(c)

Portfolio turnover rate(d)	2%		7%	20%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Municipal Income Completion Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	April 1, 2019* to March 31, 2020

Per Share Data

Net asset value, beginning of period	$10.68		$9.65	$10.00

Net investment income(a)	0.14		0.31	0.35

Net realized and unrealized gain (loss)	0.17		1.03	(0.34)

Total from investment operations	0.31		1.34	0.01

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.36)

Net asset value, end of period	$10.85		$10.68	$9.65

Total return(b)	2.86%		14.11%	(0.10)%

Net assets, end of period (in 000s)	$175,621		$105,170	$17,651

Ratio of net expenses to average net assets	—%		—%	—%

Ratio of total expenses to average net assets	0.20	%(c)	0.45%	6.51%

Ratio of net investment income to average net assets	2.48	%(c)	2.96%	3.40%

Portfolio turnover rate(d)	1%		8%	7%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.83		$10.63	$10.66	$10.48	$10.52	$10.56

Net investment income(a)	0.04		0.11	0.16	0.16	0.12	0.12

Net realized and unrealized gain (loss)	(0.01)		0.20	(0.03)	0.17	(0.04)	(0.05)

Total from investment operations	0.03		0.31	0.13	0.33	0.08	0.07

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.16)	(0.15)	(0.12)	(0.11)

Distributions to shareholders from net realized gains	—		—	—	—	—	— (b)

Total distributions	(0.04)		(0.11)	(0.16)	(0.15)	(0.12)	(0.11)

Net asset value, end of period	$10.82		$10.83	$10.63	$10.66	$10.48	$10.52

Total return(c)	0.24%		2.92%	1.18%	3.20%	0.74%	0.63%

Net assets, end of period (in 000s)	$243,248		$255,472	$134,986	$119,675	$97,703	$124,586

Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.68%	0.69%	0.68%	0.70%

Ratio of total expenses to average net assets	0.72	%(d)	0.73%	0.74%	0.75%	0.75%	0.76%

Ratio of net investment income to average net assets	0.69	%(d)	1.05%	1.45%	1.51%	1.18%	1.09%

Portfolio turnover rate(e)	10%		20%	29%	44%	35%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.62	$10.65	$10.47	$10.51	$10.55

Net investment income(a)	0.02		0.08	0.11	0.12	0.09	0.07

Net realized and unrealized gain (loss)	(0.02)		0.19	(0.03)	0.17	(0.05)	(0.05)

Total from investment operations	—	(b)	0.27	0.08	0.29	0.04	0.02

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.11)	(0.11)	(0.08)	(0.06)

Distributions to shareholders from net realized gains	—		—	—	—	—	— (b)

Total distributions	(0.01)		(0.07)	(0.11)	(0.11)	(0.08)	(0.06)

Net asset value, end of period	$10.81		$10.82	$10.62	$10.65	$10.47	$10.51

Total return(c)	0.04%		2.51%	0.78%	2.80%	0.34%	0.23%

Net assets, end of period (in 000s)	$12,778		$12,988	$17,180	$15,681	$19,813	$23,220

Ratio of net expenses to average net assets	1.08	%(d)	1.08%	1.08%	1.09%	1.08%	1.10%

Ratio of total expenses to average net assets	1.47	%(d)	1.48%	1.50%	1.50%	1.50%	1.51%

Ratio of net investment income to average net assets	0.29	%(d)	0.70%	1.04%	1.10%	0.81%	0.69%

Portfolio turnover rate(e)	10%		20%	29%	44%	35%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.62	$10.64	$10.47	$10.50	$10.54

Net investment income(a)	0.05		0.15	0.19	0.19	0.16	0.15

Net realized and unrealized gain (loss)	(0.02)		0.19	(0.02)	0.16	(0.04)	(0.05)

Total from investment operations	0.03		0.34	0.17	0.35	0.12	0.10

Distributions to shareholders from net investment income	(0.05)		(0.14)	(0.19)	(0.18)	(0.15)	(0.14)

Distributions to shareholders from net realized gains	—		—	—	—	—	— (b)

Total distributions	(0.05)		(0.14)	(0.19)	(0.18)	(0.15)	(0.14)

Net asset value, end of period	$10.80		$10.82	$10.62	$10.64	$10.47	$10.50

Total return(c)	0.30%		3.23%	1.58%	3.42%	1.15%	0.94%

Net assets, end of period (in 000s)	$2,833,866		$2,424,423	$1,646,398	$1,488,011	$4,936,410	$4,448,309

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.38%	0.38%	0.39%

Ratio of total expenses to average net assets	0.39	%(d)	0.40%	0.40%	0.41%	0.41%	0.42%

Ratio of net investment income to average net assets	0.99	%(d)	1.36%	1.75%	1.77%	1.52%	1.41%

Portfolio turnover rate(e)	10%		20%	29%	44%	35%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.62	$10.64	$10.47	$10.50	$10.54

Net investment income(a)	0.03		0.10	0.14	0.14	0.11	0.10

Net realized and unrealized gain (loss)	(0.01)		0.19	(0.02)	0.16	(0.04)	(0.05)

Total from investment operations	0.02		0.29	0.12	0.30	0.07	0.05

Distributions to shareholders from net investment income	(0.03)		(0.09)	(0.14)	(0.13)	(0.10)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	—	—	— (b)

Total distributions	(0.03)		(0.09)	(0.14)	(0.13)	(0.10)	(0.09)

Net asset value, end of period	$10.81		$10.82	$10.62	$10.64	$10.47	$10.50

Total return(c)	0.14%		2.71%	1.07%	2.90%	0.65%	0.44%

Net assets, end of period (in 000s)	$131		$133	$179	$293	$287	$263

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.88%	0.89%	0.88%	0.89%

Ratio of total expenses to average net assets	0.89	%(d)	0.90%	0.91%	0.91%	0.91%	0.92%

Ratio of net investment income to average net assets	0.49	%(d)	0.91%	1.27%	1.31%	1.03%	0.91%

Portfolio turnover rate(e)	10%		20%	29%	44%	35%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Investor Shares(a)
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.82		$10.62	$10.64	$10.47	$10.51	$10.55

Net investment income(b)	0.05		0.14	0.18	0.19	0.16	0.14

Net realized and unrealized gain (loss)	(0.02)		0.20	(0.02)	0.16	(0.05)	(0.05)

Total from investment operations	0.03		0.34	0.16	0.35	0.11	0.09

Distributions to shareholders from net investment income	(0.05)		(0.14)	(0.18)	(0.18)	(0.15)	(0.13)

Distributions to shareholders from net realized gains	—		—	—	—	—	— (c)

Total distributions	(0.05)		(0.14)	(0.18)	(0.18)	(0.15)	(0.13)

Net asset value, end of period	$10.80		$10.82	$10.62	$10.64	$10.47	$10.51

Total return(d)	0.28%		3.18%	1.53%	3.37%	1.01%	0.88%

Net assets, end of period (in 000s)	$206,639		$175,488	$111,743	$65,719	$21,605	$10,002

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.44%	0.43%	0.45%

Ratio of total expenses to average net assets	0.47	%(e)	0.48%	0.49%	0.50%	0.50%	0.51%

Ratio of net investment income to average net assets	0.94	%(e)	1.31%	1.69%	1.79%	1.48%	1.37%

Portfolio turnover rate(f)	10%		20%	29%	44%	35%	40%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

240	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			November 30, 2017* to March 31, 2018
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.81		$10.61	$10.64	$10.46	$10.45

Net investment income(a)	0.05		0.15	0.19	0.21	0.06

Net realized and unrealized gain (loss)	(0.01)		0.19	(0.03)	0.15	—	(b)

Total from investment operations	0.04		0.34	0.16	0.36	0.06

Distributions to shareholders from net investment income	(0.05)		(0.14)	(0.19)	(0.18)	(0.05)

Net asset value, end of period	$10.80		$10.81	$10.61	$10.64	$10.46

Total return(c)	0.40%		3.24%	1.50%	3.51%	0.61%

Net assets, end of period (in 000s)	$10,310		$8,393	$5,992	$5,014	$10

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.38%	0.36	%(d)

Ratio of total expenses to average net assets	0.38	%(d)	0.39%	0.39%	0.40%	0.38	%(d)

Ratio of net investment income to average net assets	1.00	%(d)	1.37%	1.75%	1.96%	1.64	%(d)

Portfolio turnover rate(e)	10%		20%	29%	44%	35%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	241

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		April 20, 2018* to March 31, 2019
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.81		$10.61	$10.64	$10.46

Net investment income(a)	0.05		0.15	0.19	0.18

Net realized and unrealized gain (loss)	(0.01)		0.19	(0.03)	0.17

Total from investment operations	0.04		0.34	0.16	0.35

Distributions to shareholders from net investment income	(0.05)		(0.14)	(0.19)	(0.17)

Net asset value, end of period	$10.80		$10.81	$10.61	$10.64

Total return(b)	0.40%		3.24%	1.50%	3.42%

Net assets, end of period (in 000s)	$10,133,224		$9,108,224	$5,572,014	$4,965,675

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.38	%(c)

Ratio of total expenses to average net assets	0.38	%(c)	0.39%	0.39%	0.40	%(c)

Ratio of net investment income to average net assets	1.00	%(c)	1.36%	1.75%	1.86	%(c)

Portfolio turnover rate(d)	10%		20%	29%	44%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

242	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements

September 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Dynamic Municipal Income, Short Duration Tax-Free	A, C, Institutional, Service, Investor, R6 and P	Diversified
High Yield Municipal	A, C, Institutional, Investor, R6 and P	Diversified
Municipal Income Completion	Separate Account Institutional	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

243

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of

244

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the

245

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

246

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$10,392,901,942	$—

Corporate Bonds	—	18,180,063	9,653,284

U.S. Treasury Obligation	49,000,000	—	—

Total	$49,000,000	$10,411,082,005	$9,653,284

Derivative Type

Assets(a)

Futures Contracts	$11,074,279	$—	$—

Credit Default Swap Contracts	—	39,352	—

Total	$11,074,279	$39,352	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$11,407,042,472	$—

Corporate Bonds	—	25,032,520	20,622,686

Total	$—	$11,432,074,992	$20,622,686

Derivative Type

Assets(a)

Futures Contracts	$12,316,901	$—	$—

Credit Default Swap Contracts	—	1,011,456	—

Total	$12,316,901	$1,011,456	$—

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$163,148,446	$—

Corporate Bonds	—	—	209,740

Total	$—	$163,148,446	$209,740

Derivative Type

Assets(a)

Futures Contracts	$236,678	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

247

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$12,472,518,199	$—

Corporate Bonds	—	18,909,440	—

U.S. Treasury Obligations	613,845,704	—	—

Total	$613,845,704	$12,491,427,639	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$295,141	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$39,352		—	$—
Interest rate	Variation margin on futures contracts	11,074,279	(a)	—	—
Total		$11,113,631			$—

HIGH YIELD MUNICIPAL
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$1,011,456		—	$—
Interest rate	Variation margin on futures contracts	12,316,901	(a)	—	—
Total		$13,328,357			$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of September 30, 2021 is reported within the Statements of Assets and Liabilities.

248

GOLDMAN SACHS MUNICIPAL FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

MUNICIPAL INCOME COMPLETION
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$236,678	(a)	—	$—

SHORT DURATION TAX-FREE
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$295,141		—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of September 30, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$15,086	$(9,686)
Interest Rate	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	(23,964,525)	6,683,521
Total		$(23,949,439)	$6,673,835

HIGH YIELD MUNICIPAL
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$451,697	$(118,744)
Interest Rate	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	(26,652,886)	7,413,654
Total		$(26,201,189)	$7,294,910

MUNICIPAL INCOME COMPLETION
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(337,109)	$192,830

249

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION TAX-FREE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$113,147	$(72,641)

For the six months ended September 30, 2021 the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts(1)
Fund	Futures Contracts	Swap Contracts
Dynamic Municipal Income	3,055	$2,000,000
High Yield Municipal	3,399	56,571,429
Municipal Income Completion	50	—
Short Duration Tax-Free	—	15,000,000

(1)	Amounts disclosed represent average number of contracts for futures contracts or notional amounts for swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the six months ended September 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Dynamic Municipal Income	0.40%	0.36%	0.34%	0.34%	0.33%	0.35%	0.35%
High Yield Municipal	0.55	0.55	0.50	0.48	0.47	0.49	0.49
Short Duration Tax-Free	0.39	0.35	0.33	0.33	0.32	0.33	0.33

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the applicable Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2021, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2022. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Dynamic Municipal Income	$19,569	$2
High Yield Municipal	18,821	—
Short Duration Tax-Free	7,668	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. These arrangements will remain in effect through at least July 29, 2022, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal Income, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. These Other Expense limitations will remain in place through at least July 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Fee Waivers
Fund	Class C Distribution and Service Fee	Transfer Agency Waivers/Credits		Other Expense Reimbursement	Total Expense Reductions
Dynamic Municipal Income	$—	$—		$635,259	$635,259
High Yield Municipal	—	129,349	(a)	605,202	734,551
Municipal Income Completion	—	14,040		123,778	137,818
Short Duration Tax-Free	22,660	68,653	(a)	790,271	881,584

(a)	Applicable to Class A, C and Investor Shares.

G.  Line of Credit Facility — As of September 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — As of September 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Service
Dynamic Municipal Income	16%

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Dynamic Municipal Income	$—	$1,424,777,682	$52,388	$174,881,783
High Yield Municipal	—	1,321,731,855	—	198,147,607
Municipal Income Completion	—	62,914,427	—	783,087
Short Duration Tax-Free	224,755,637	2,542,573,617	—	1,218,315,448

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2021, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Capital loss carryforwards:
Perpetual Short-term	$(262,588,938)	$(299,878,904)	$(364,486)	$(19,619,230)
Perpetual Long-term	(9,272,475)	(120,999,957)	(24,911)	(24,907,342)
Total capital loss carryforwards	$(271,861,413)	$(420,878,861)	$(389,397)	$(44,526,572)
Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distribution Payable)	$(1,693,808)	$(1,722,359)	$—	$(3,849,769)

As of September 30, 2021, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Tax cost	$9,871,627,669	$10,316,386,532	$159,414,829	$12,937,080,143
Gross unrealized gain	640,231,871	1,233,895,949	5,176,926	211,795,690
Gross unrealized loss	(42,124,251)	(97,584,803)	(1,233,569)	(43,602,490)
Net unrealized gain	$598,107,620	$1,136,311,146	$3,943,357	$168,193,200

The difference between GAAP-basis and tax-basis unrealized gains (losses), is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other

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8. OTHER RISKS (continued)

reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

10. OTHER MATTERS

Contingencies — Dynamic Municipal Income Fund and High Yield Municipal Fund are among the defendants in an adversary proceeding filed in August 2019 (the “Adversary Proceeding”) against current and former holders of General Obligation (“GO”) and other bonds issued by the Commonwealth of Puerto Rico seeking to clawback payments made to bondholders on the grounds that the bonds allegedly violated the Puerto Rico Constitution and were void from the outset. On February 9, 2020, the Financial Oversight and Management Board for Puerto Rico, as representative of the Commonwealth of Puerto Rico (the “Commonwealth”), the Puerto Rico Public Buildings Authority (“PBA”), and the Employee Retirement System of the Government of the Commonwealth of Puerto Rico (“ERS”) entered into a Plan Support Agreement (the “PSA”) with certain holders of GO Bond Claims and/or CW Guarantee Bond Claims (each as defined in the PSA) and holders of PBA Bond Claims (as defined in the PSA). The Government of the Commonwealth of Puerto Rico is not a party to the PSA and does not support it on its current terms. Pursuant to the PSA, the Oversight Board and certain creditors agreed to settle the GO clawback litigation. The settlement was incorporated into an amended Plan of Adjustment, filed February 28, 2020. On March 8, 2021, the Oversight Board filed its Second Amended Plan of Adjustment (the “Plan”) and Second Amended Disclosure Statement (the “Disclosure Statement”), that each incorporate the PSA’s terms regarding settlement of the Adversary Proceeding. Pursuant to the settlement, current GO bondholders will receive cash and new bonds, ultimately resulting in recovery of approximately 28% on average less than they are entitled under the existing bonds. Former GO bondholders will be dismissed from the clawback litigation. The settlement has support from current bondholders in excess of the required 70% threshold but it still requires court approval. In addition, the Plan requires certain legislation to be passed by Puerto Rico, which the government of Puerto Rico does not currently support. On May 12, 2021, the Oversight Board filed its Third Amended Plan of Adjustment and Disclosure Statement for the Third Amended Plan of Adjustment. The hearing to approve the Plan, and therefore the settlement, began on November 8, 2021 and is expected to conclude on November 23, 2021.

New Accounting Standard — In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MUNICIPAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,451,757	$226,886,995	27,130,461	$441,535,135
Reinvestment of distributions	783,868	13,215,041	1,680,072	27,305,457
Shares redeemed	(11,715,949)	(197,659,308)	(22,646,818)	(366,111,221)
	2,519,676	42,442,728	6,163,715	102,729,371
Class C Shares
Shares sold	995,444	16,795,889	2,215,316	36,061,208
Reinvestment of distributions	44,093	743,556	104,163	1,692,207
Shares redeemed	(864,073)	(14,576,422)	(2,208,390)	(35,875,780)
	175,464	2,963,023	111,089	1,877,635
Institutional Shares
Shares sold	50,407,122	849,558,153	108,713,396	1,758,290,200
Reinvestment of distributions	2,509,084	42,283,702	4,651,326	75,619,506
Shares redeemed	(22,169,618)	(373,730,401)	(67,149,083)	(1,079,008,834)
	30,746,588	518,111,454	46,215,639	754,900,872
Service Shares
Reinvestment of distributions	3	36	119	1,968
Shares redeemed	—	—	(11,538)	(193,879)
	3	36	(11,419)	(191,911)
Investor Shares
Shares sold	19,502,558	328,533,086	34,494,058	557,873,537
Reinvestment of distributions	841,632	14,172,320	1,547,951	25,146,992
Shares redeemed	(7,364,976)	(123,979,592)	(22,284,814)	(359,673,808)
	12,979,214	218,725,814	13,757,195	223,346,721
Class R6 Shares
Shares sold	1,834,947	30,972,777	2,635,343	42,636,938
Reinvestment of distributions	70,003	1,179,891	123,409	2,008,443
Shares redeemed	(549,569)	(9,264,266)	(1,366,001)	(22,013,835)
	1,355,381	22,888,402	1,392,751	22,631,546
Class P Shares
Shares sold	41,364,573	698,364,554	53,104,367	868,777,106
Reinvestment of distributions	1,632,092	27,514,171	2,790,925	45,388,342
Shares redeemed	(10,391,361)	(175,310,126)	(31,848,706)	(510,546,387)
	32,605,304	550,568,599	24,046,586	403,619,061

NET INCREASE	80,381,630	$1,355,700,056	91,675,556	$1,508,913,295

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,785,135	$104,869,358	25,004,492	$255,296,564
Reinvestment of distributions	692,644	7,426,692	1,330,660	13,424,922
Shares redeemed	(6,452,809)	(69,410,967)	(13,419,090)	(134,525,705)
	4,024,970	42,885,083	12,916,062	134,195,781
Class C Shares
Shares sold	1,014,065	10,888,790	2,072,246	20,652,165
Reinvestment of distributions	71,350	765,203	174,538	1,757,292
Shares redeemed	(715,997)	(7,686,943)	(2,671,001)	(27,001,415)
	369,418	3,967,050	(424,217)	(4,591,958)
Institutional Shares
Shares sold	55,127,278	590,790,197	83,608,303	844,550,883
Reinvestment of distributions	1,967,798	21,105,378	3,023,295	30,596,294
Shares redeemed	(13,311,702)	(142,825,921)	(44,932,582)	(450,666,826)
	43,783,374	469,069,654	41,699,016	424,480,351
Investor Shares
Shares sold	15,262,210	163,841,893	29,479,208	296,433,895
Reinvestment of distributions	789,695	8,477,144	1,302,751	13,181,730
Shares redeemed	(4,627,298)	(49,582,020)	(18,123,576)	(177,792,271)
	11,424,607	122,737,017	12,658,383	131,823,354
Class R6 Shares
Shares sold	509,695	5,486,006	1,213,075	12,022,429
Reinvestment of distributions	14,419	154,456	13,555	140,689
Shares redeemed	(80,460)	(864,406)	(178,441)	(1,824,173)
	443,654	4,776,056	1,048,189	10,338,945
Class P Shares
Shares sold	83,327,637	892,650,031	185,617,777	1,877,154,238
Reinvestment of distributions	11,651,439	124,847,512	23,226,887	234,150,044
Shares redeemed	(43,054,798)	(461,047,100)	(109,055,169)	(1,078,573,824)
	51,924,278	556,450,443	99,789,495	1,032,730,458

NET INCREASE	111,970,301	$1,199,885,303	167,686,928	$1,728,976,931

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GOLDMAN SACHS MUNICIPAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Municipal Income Completion Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares
Shares sold	6,771,422	$74,065,668	9,219,167	$96,503,149
Reinvestment of distributions	157,527	1,721,563	127,959	1,336,815
Shares redeemed	(586,218)	(6,421,891)	(1,332,397)	(13,664,986)

NET INCREASE	6,342,731	$69,365,340	8,014,729	$84,174,978

259

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,008,715	$43,523,892	18,777,313	$202,943,095
Reinvestment of distributions	58,952	639,988	144,975	1,565,595
Shares redeemed	(5,168,237)	(56,120,589)	(8,031,039)	(86,837,761)
	(1,100,570)	(11,956,709)	10,891,249	117,670,929
Class C Shares
Shares sold	193,840	2,104,005	326,313	3,519,956
Reinvestment of distributions	1,223	13,260	6,705	72,195
Shares redeemed	(213,104)	(2,311,917)	(750,133)	(8,094,427)
	(18,041)	(194,652)	(417,115)	(4,502,276)
Institutional Shares
Shares sold	80,688,850	874,683,485	162,622,055	1,754,610,301
Reinvestment of distributions	521,746	5,654,269	1,022,010	11,017,152
Shares redeemed	(43,031,764)	(466,453,534)	(94,544,965)	(1,017,983,009)
	38,178,832	413,884,220	69,099,100	747,644,444
Service Shares
Shares sold	2,304	25,000	7	71
Reinvestment of distributions	31	338	127	1,372
Shares redeemed	(2,561)	(27,769)	(4,655)	(50,368)
	(226)	(2,431)	(4,521)	(48,925)
Investor Shares
Shares sold	7,398,318	80,207,476	13,343,553	143,866,061
Reinvestment of distributions	81,722	885,816	168,372	1,815,725
Shares redeemed	(4,576,529)	(49,645,560)	(7,812,068)	(84,337,114)
	2,903,511	31,447,732	5,699,857	61,344,672
Class R6 Shares
Shares sold	307,915	3,336,939	519,646	5,608,073
Reinvestment of distributions	4,250	46,050	8,175	88,092
Shares redeemed	(133,625)	(1,448,723)	(316,078)	(3,409,772)
	178,540	1,934,266	211,743	2,286,393
Class P Shares
Shares sold	298,216,601	3,232,885,876	669,000,966	7,220,556,112
Reinvestment of distributions	4,268,873	46,254,369	8,874,293	95,650,520
Shares redeemed	(206,533,193)	(2,238,202,499)	(360,399,402)	(3,887,667,301)
	95,952,281	1,040,937,746	317,475,857	3,428,539,331

NET INCREASE	136,094,327	$1,476,050,172	402,956,170	$4,352,934,568

260

GOLDMAN SACHS MUNICIPAL FUNDS

Fund Expenses — Six Month Period Ended September 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and redemption fees (with respect to Class A, Class C, Institutional, Investor and Class R6 Shares, if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021, which represents a period of 183 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Municipal Income Fund				High Yield Municipal Fund				Municipal Income Completion Fund				Short Duration Tax-Free Fund
Share Class	Beginning Account Value 4/01/21	Ending Account Value 9/30/21		Expenses Paid for the 6 Months Ended 9/30/21*	Beginning Account Value 4/01/21	Ending Account Value 9/30/21		Expenses Paid for the 6 Months Ended 9/30/21*	Beginning Account Value 4/01/21	Ending Account Value 9/30/21		Expenses Paid for the 6 Months Ended 9/30/21*	Beginning Account Value 4/01/21	Ending Account Value 9/30/21		Expenses Paid for the 6 Months Ended 9/30/21*
Class A
Actual	$1,000	$1,016.20		$3.64	$1,000	$1,028.20		$4.32	N/A	N/A		N/A	$1,000	$1,002.40		$3.41
Hypothetical 5% return	1,000	1,021.46	+	3.65	1,000	1,020.81	+	4.31	N/A	N/A		N/A	1,000	1,021.66	+	3.45
Class C
Actual	1,000	1,012.40		7.42	1,000	1,025.30		8.12	N/A	N/A		N/A	1,000	1,000.40		5.42
Hypothetical 5% return	1,000	1,017.70	+	7.44	1,000	1,017.05	+	8.09	N/A	N/A		N/A	1,000	1,019.65	+	5.47
Institutional
Actual	1,000	1,018.50		1.97	1,000	1,029.80		2.75	N/A	N/A		N/A	1,000	1,003.00		1.91
Hypothetical 5% return	1,000	1,023.11	+	1.98	1,000	1,022.36	+	2.74	N/A	N/A		N/A	1,000	1,023.16	+	1.93
Separate Account Institutional
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,028.60		—	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,025.07	+	—	N/A	N/A		N/A
Service
Actual	1,000	1,015.30		4.55	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,001.40		4.42
Hypothetical 5% return	1,000	1,020.56	+	4.56	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,020.66	+	4.46
Investor
Actual	1,000	1,017.50		2.38	1,000	1,029.50		3.05	N/A	N/A		N/A	1,000	1,002.80		2.16
Hypothetical 5% return	1,000	1,022.71	+	2.38	1,000	1,022.06	+	3.04	N/A	N/A		N/A	1,000	1,022.91	+	2.18
Class R6
Actual	1,000	1,018.00		1.92	1,000	1,030.80		2.70	N/A	N/A		N/A	1,000	1,004.00		1.86
Hypothetical 5% return	1,000	1,023.16	+	1.93	1,000	1,022.41	+	2.69	N/A	N/A		N/A	1,000	1,023.21	+	1.88
Class P
Actual	1,000	1,018.00		1.92	1,000	1,030.80		2.70	N/A	N/A		N/A	1,000	1,004.00		1.86
Hypothetical 5% return	1,000	1,023.16	+	1.93	1,000	1,022.41	+	2.69	N/A	N/A		N/A	1,000	1,023.21	+	1.88

+Hypothetical	expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*Expenses	are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P
Dynamic Municipal Income	0.72%	1.47%	0.39%	N/A	0.90%	0.47%	0.38%	0.38%
High Yield Municipal	0.85	1.60	0.54	N/A	N/A	0.60	0.53	0.53
Municipal Income Completion	N/A	N/A	N/A	—	N/A	N/A	N/A	N/A
Short Duration Tax-Free	0.68	1.08	0.38	N/A	0.88	0.43	0.37	0.37

261

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Municipal Income Completion Fund, which commenced operations on April 1, 2019); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

262

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and (with the exception of the Municipal Income Completion Fund) ratings compiled by the Outside Data Provider as of December 31, 2020, and (with the exception of the Municipal Income Completion Fund) updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-,

263

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees considered that the Separate Account Institutional Shares of the Municipal Income Completion Fund had placed in the top half of the Fund’s peer group for the one-year period ended December 31, 2020, and had outperformed the Fund’s benchmark index for the one-year period ended March 31, 2021. They observed that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that each Fund had experienced certain portfolio management changes in 2020 and early 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

The Trustees also considered that the Municipal Income Completion Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Municipal Income Completion Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Municipal Income Completion Fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints, as applicable, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds (except for the Municipal Income Completion Fund), comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at any time if shareholders believe that the Fund fees and expenses are too high. The Trustees also noted that shareholders can also redeem their Fund shares if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on

264

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%

Next $1 billion	0.36	0.55	0.35

Next $3 billion	0.34	0.50	0.33

Next $3 billion	0.34	0.48	0.33

Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds (except the Municipal Income Completion Fund) and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the relevant Funds; the relevant Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the relevant Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

With respect to the Municipal Income Fund, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels because the Fund does not pay a management fee to the Investment Adviser and the Investment Adviser waives and/or reimburses the Fund’s expenses.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

265

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2022.

266

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.14 trillion in assets under supervision as of September 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado Eileen H. Dowling* James A. McNamara Roy W. Templin Gregory G. Weaver * Effective October 1, 2021	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2021 Goldman Sachs. All rights reserved. 259726-OTU-1512073 TFFISAR-21

Goldman Sachs Funds

Semi-Annual Report	September 30, 2021

Short Duration and Government Fixed Income Funds
Enhanced Income
Government Income
High Quality Floating Rate
Inflation Protected Securities
Short Duration Bond* (formerly, Short Duration Income)
Short Duration Government
Short-Term Conservative Income

*Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund and changed its benchmark index from the Goldman Sachs Short Duration Income Fund Composite Index to the Goldman Sachs Short Duration Bond Fund Composite Index.

Goldman Sachs Short Duration and Government Fixed Income Funds

∎	ENHANCED INCOME

∎	GOVERNMENT INCOME

∎	HIGH QUALITY FLOATING RATE

∎	INFLATION PROTECTED SECURITIES

∎	SHORT DURATION BOND (FORMERLY, SHORT DURATION INCOME)

∎	SHORT DURATION GOVERNMENT

∎	SHORT-TERM CONSERVATIVE INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Short Duration and Government Fixed Income Funds

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Short Duration and Government Fixed Income Funds (the “Funds”) during the six months ended September 30, 2021 (the “Reporting Period”). A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2022.

Market Review

∎

The broad U.S. fixed income market, as measured by the Bloomberg US Aggregate Bond Index, posted a return of 1.88% during the Reporting Period, significantly underperforming the broad U.S. equity market.

∎

Early in the Reporting Period, global central banks generally remained accommodative, with the U.S. Federal Reserve (“Fed”) indicating it needed to see “substantial progress” on its employment and inflation goals before altering U.S. monetary policy.

∎

Remarkably strong U.S. inflation data, deemed “transitory” by the Fed, a disappointing U.S. jobs report released in April 2021 and the spread of the COVID-19 Delta variant suggested pandemic-related dynamics could continue distorting economic data as the Reporting Period progressed.

∎

In September 2021, as inflationary trends continued, driven by a sharp rise in energy prices and persistent supply-chain bottlenecks, developed markets central banks delivered or hinted at sooner than previously consensus expected policy normalization, with the Fed stating it might start raising interest rates during 2022 and the tapering of its asset purchases “may soon be warranted.”

∎	Shorter-term U.S. Treasury yields rose modestly during the Reporting Period overall, while intermediate- and longer-term U.S. Treasury yields fell moderately.

∎

Corporate bonds, both investment grade and high yield, outperformed U.S. Treasuries during the Reporting Period. So, too, did Treasury inflation protected securities and emerging markets debt. Securitized assets, including mortgage-backed securities and asset-backed securities, underperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs Enhanced Income Fund

∎	Effective after the close of business on October 19, 2021, soon after the close of the Reporting Period:

∎

Among other changes, the Fund’s principal investment strategy becomes investing, under normal circumstances, primarily in a portfolio of U.S. or foreign fixed income securities, including U.S. government securities, mortgage-backed securities, commercial paper, fixed and floating rate asset-backed securities, high yield non-investment grade fixed income securities, sovereign and corporate debt securities, other U.S. dollar-denominated debt instruments of emerging market countries and municipal securities.

∎

The Fund’s benchmark index changed from the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the ICE BofAML Six-Month U.S. Treasury Bill Index (50%) and the ICE BofAML One-Year U.S. Treasury Note Index (50%) to the ICE BofAML One-Year U.S. Treasury Note Index (100%).

∎	The Fund’s target duration changes to approximately 1 year plus or minus 1 year.

∎	See below under changes to the Goldman Sachs High Quality Floating Rate Fund for reorganization plans of that Fund with and into the Goldman Sachs Enhanced Income Fund.

Goldman Sachs Government Income Fund

∎

Effective October 1, 2021, just after the close of the Reporting Period, Michael Swell no longer served as a portfolio manager for the Fund. Matthew Kaiser and Peter Stone continue to serve as portfolio managers for the Fund.

∎	The Fund reduced it’s exposure from Money Market Instruments (Investment Companies) and deployed funds in US Treasuries.

1

Short Duration and Government Fixed Income Funds

Goldman Sachs High Quality Floating Rate Fund

∎

On October 12-13, 2021, soon after the close of the Reporting Period, the Board of Trustees of the Goldman Sachs Trust unanimously approved an Agreement and Plan of Reorganization that contemplates the reorganization of the Fund with and into the Goldman Sachs Enhanced Income Fund. The reorganization, expected to close during January 2022, is being recommended in order to:

∎	Rationalize Funds that have similar investment objectives and similar investment strategies, albeit with some notable differences;

∎	Provide enhanced opportunities to realize greater efficiencies in the form of lower total operating expenses over time;

∎	Enable the combined Fund to be better positioned for asset growth.

∎	As of the close of business October 15, 2021, the Fund may depart from its stated investment objectives and policies as it prepares to reorganize with and into the Goldman Sachs Enhanced Income Fund.

∎

After the close of business on November 15, 2021, the Fund will discontinue accepting orders for the purchase of its shares or exchanges into the Fund from other Goldman Sachs Funds, though existing shareholders of the Fund may continue to reinvest dividends and distributions, if any. Additionally, certain employee benefit plans and certain financial institutions providing services to employee benefit plans that hold shares of the Fund as of the close of business on November 15, 2021 may continue to purchase shares of the Fund, including 401(k) plans, profit sharing plans and money purchase pension plans, 403(b) plans, 457 plans and SIMPLE plans.

∎

Between October 15, 2021 and the effective time of the reorganization, Fund shareholders may continue to redeem and exchange shares of the Fund in the manner described in the Fund’s prospectus under “Shareholder Guide.”

∎	The increase in Short-Term obligations as of 9.30.21 vs 3.31.21 and reduced securitized exposure was a function of lower supply within securitized as new inflows into the fund were built out.

Goldman Sachs Short Duration Bond Fund (formerly, the Goldman Sachs Short Duration Income Fund)

∎	Effective after the close of business on July 29, 2021:

∎	The Fund’s name changed from Goldman Sachs Short Duration Income Fund to Goldman Sachs Short Duration Bond Fund.

∎

The Fund’s benchmark changed from the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Bloomberg U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-5 Year Government Bond Index (50%), to the Goldman Sachs Short Duration Bond Fund Composite Index, a custom benchmark comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%).

∎	The Fund’s target duration range changed to approximate that of the new benchmark, plus or minus two years.

∎	The Fund’s overweight in securitized credit and high yield corporates relative to the benchmark coupled with macro level strategies was the main driver of outperformance.

∎	The Fund reduced overweight to IG credit as spreads tightened over this time period, while the investment company allocation is a function of higher cash/money market fund balances.

2

FUND BASICS

Enhanced Income Fund

as of September 30, 2021

PERFORMANCE REVIEW[1]

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[2]	Enhanced Income Fund Composite[3]	ICE BofAML Six-Month U.S. Treasury Bill Index[4]	ICE BofAML One-Year U.S. Treasury Note Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]

Class A	0.09%	0.04%	0.03%	0.04%	-0.01%	-0.01%
Administration	0.08	0.04	0.03	0.04	-0.03	-0.03
Institutional	0.20	0.04	0.03	0.04	0.22	0.22
Investor	0.16	0.04	0.03	0.04	0.14	0.14
Class R6	0.21	0.04	0.03	0.04	0.23	0.23
Class P	0.21	0.04	0.03	0.04	0.23	0.23

[1]	Prior to October 20, 2021, certain of the Fund’s strategies differed. The performance information below reflects the Fund’s former strategies during the Reporting Period (i.e., prior to October 20, 2021).

[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[3]	The Enhanced Income Fund Composite is a composite benchmark comprised of the ICE BofAML Six-Month U.S. Treasury Bill Index (50%) and the ICE BofAML One-Year U.S. Treasury Note Index (50%). Effective October 20, 2021, the Fund’s benchmark index changed from the Goldman Sachs Enhanced Income Fund Composite Index to the ICE BofAML One-Year U.S. Treasury Note Index (100%).

[4]	The ICE BofAML Six-Month U.S. Treasury Bill Index measures the performance of Treasury Bills with time to maturity of less than 6 months. The ICE BofAML One-Year U.S. Treasury Note Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year. The ICE BofAML Six-Month U.S. Treasury Bill Index and ICE BofAML One-Year U.S. Treasury Note Index, as reported by Bank of America Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[6]

Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[7]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Government Income Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Government/ Mortgage Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	0.96%	1.79%	0.25%	0.01%
Class C	0.58	1.79	-0.48	-0.74
Institutional	1.19	1.79	0.57	0.33
Service	0.87	1.79	0.08	-0.16
Investor	1.16	1.79	0.51	0.26
Class R6	1.19	1.79	0.58	0.34
Class R	0.90	1.79	0.02	-0.24
Class P	1.19	1.79	0.58	0.34

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Government/Mortgage Index an unmanaged index, measures the performance of U.S. government bonds and mortgage-related securities. The Bloomberg U.S. Government/Mortgage Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

High Quality Floating Rate Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	0.00%	0.01%	-0.13%	-0.27%
Institutional	0.11	0.01	0.10	-0.05
Service	-0.23	0.01	-0.39	-0.54
Investor	0.07	0.01	0.02	-0.12
Class R6	0.12	0.01	0.11	-0.03
Class P	0.12	0.01	0.11	-0.04

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Inflation Protected Securities Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. TIPS Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	4.71%	5.06%	2.76%	2.72%
Class C	4.24	5.06	2.11	2.06
Institutional	4.93	5.06	3.21	3.16
Investor	4.83	5.06	3.13	3.08
Class R6	4.84	5.06	3.22	3.17
Class R	4.64	5.06	2.62	2.57
Class P	4.84	5.06	3.22	3.17

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Bloomberg U.S. TIPS Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical. The Fund invests in US TIPS bonds and similar inflation protected securities, and the 30-Day Standardized Yield of the Fund, as quoted above, includes the positive or negative income effect on those bonds of changes in the rate of inflation. When inflation factors increase, we expect the Fund’s 30-Day Standardized Yield to be higher than if the effects of inflation were excluded, and when the inflation factors decrease, we expect the Fund’s 30-Day Standardized Yield to be lower than if the effects of inflation were excluded. Relatively small changes in the rate of inflation can have significant positive or negative impacts on the 30-Day Standardized Yield of the Fund. To the extent the Yield shown above includes the positive effect of a rise in inflation, it may not be repeated.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“U.S. Treasury Obligations” percentages are grouped by effective maturity. The weighted average maturity was 8.26% and 7.97% years, respectively, at September 30, 2021 and March 31, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Short Duration Bond Fund (formerly, Short Duration Income Fund)

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Goldman Sachs Short Duration Bond Fund Composite Index[2]	Bloomberg U.S. 1-3 Year Corporate Bond Index[3]	Bloomberg U.S. 1-3 Year Government Bond Index[4]	Goldman Sachs Short Duration Income Fund Composite Index[5]	Bloomberg U.S. 1-5 Year Corporate Bond Index[6]	Bloomberg U.S. 1-5 Year Government Bond Index[7]	30-Day Standardized Subsidized Yield[8]	30-Day Standardized Unsubsidized Yield[8]
Class A	0.89%	0.23%	0.48%	0.03%	0.47%	0.80%	0.13%	0.56%	0.50%
Class C	0.69	0.23	0.48	0.03	0.47	0.80	0.13	0.17	-0.23
Institutional	1.05	0.23	0.48	0.03	0.47	0.80	0.13	0.88	0.83
Investor	1.11	0.23	0.48	0.03	0.47	0.80	0.13	0.82	0.75
Class R6	1.06	0.23	0.48	0.03	0.47	0.80	0.13	0.88	0.84
Class R	0.86	0.23	0.48	0.03	0.47	0.80	0.13	0.30	0.24
Class P	1.06	0.23	0.48	0.03	0.47	0.80	0.13	0.89	0.84

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs Short Duration Bond Fund Composite Index is comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%).

[3]	The Bloomberg U.S. 1-3 Year Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[4]	The Bloomberg US 1-3 Year Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government 1-3 Year Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year and less than five years) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Index and the U.S. Aggregate Index. It is not possible to invest directly in an unmanaged index.

[5]	The Goldman Sachs Short Duration Income Fund Composite Index is comprised of the Bloomberg U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-5 Year Government Bond Index (50%). Effective after the close of business on July 29, 2021, the Fund’s benchmark index changed from the Goldman Sachs Short Duration Income Fund Composite Index to the Goldman Sachs Duration Bond Fund Composite Index (as described above).

[6]	The Bloomberg U.S. 1-5 Year Corporate Bond Index provides a broad based measure of the global investment grade corporate sector with final maturities ranging between one and five years. The corporate sectors include industrial, utility and finance, for U.S. and non-U.S. corporations. The Bloomberg U.S. 1-5 Year Corporate Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[7]	The Bloomberg U.S. 1-5 Year Government Bond Index provides a broad based measure of securities issued by the U.S. government with final maturities ranging from one to five years. This includes public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The Bloomberg U.S. 1-5 Year Government Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[8]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11

FUND BASICS

FUND COMPOSITION[9]

Percentage of Net Assets

[9]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[10]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Short Duration Government Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	-0.65%	0.02%	-0.30%	-0.37%
Class C	-0.78	0.02	-0.70	-1.11
Institutional	-0.39	0.02	0.02	-0.05
Service	-0.63	0.02	-0.47	-0.54
Investor	-0.53	0.02	-0.06	-0.12
Class R6	-0.38	0.02	0.03	-0.04
Class P	-0.38	0.02	0.03	-0.04

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The ICE BofAML Two-Year U.S. Treasury Note Index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month. The ICE BofAML Two-Year U.S. Treasury Note Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

13

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Short-Term Conservative Income

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg Short-Term Government/ Corporate Index[2]	ICE BofAML 3-6 Month US Treasury Bill Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	-0.07%	0.07%	0.02%	-0.17%	-0.27%
Administration	0.14	0.07	0.02	0.06	-0.04
Preferred	0.04	0.07	0.02	0.06	-0.04
Institutional	0.14	0.07	0.02	0.05	-0.04
Investor	0.10	0.07	0.02	-0.03	-0.12
Class R6	0.05	0.07	0.02	0.06	-0.03
Class P	0.05	0.07	0.02	0.06	-0.03

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Short-Term Government/Corporate Index, an unmanaged index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds, and investment grade U.S. corporate bonds.

[3]	ICE BofAML 3-6 Month US Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90 to 180-day maturity. The Bank of America Merrill Lynch 3-6 Month U.S. Treasury Bill Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

15

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper, certificate of deposit and repurchase agreements. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

16

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 53.4%
Aerospace & Defense – 0.9%
Teledyne Technologies, Inc.
$2,700,000	0.650%		04/01/23	$2,698,353
The Boeing Co.(a)
4,925,000	1.167		02/04/23	4,935,441

				7,633,794

Agriculture(b) – 0.1%
Cargill, Inc.
500,000	1.375		07/23/23	509,180

Apparel – 0.1%
NIKE, Inc.(a)
725,000	2.400		03/27/25	761,511
Ralph Lauren Corp.
275,000	1.700		06/15/22	277,734

				1,039,245

Automotive – 1.4%
General Motors Co.
1,522,000	5.400		10/02/23	1,660,274
General Motors Financial Co, Inc.
4,925,000	1.050		03/08/24	4,945,931
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,370,392
PACCAR Financial Corp.
400,000	2.650		04/06/23	413,768
Volkswagen Group of America Finance LLC(b)
1,025,000	2.900		05/13/22	1,040,068
1,225,000	0.750		11/23/22	1,229,165

				11,659,598

Banks – 12.4%
Banco Santander SA
1,400,000	2.706		06/27/24	1,472,478
Bank of America Corp.
1,200,000	4.100		07/24/23	1,279,680
2,500,000	4.000		01/22/25	2,719,025
(3M USD LIBOR + 0.650%)
500,000	3.335	(a)(c)	01/25/23	504,695
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,250,359
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,375,725
Bank of New York Mellon Corp.(a)
1,375,000	0.350		12/07/23	1,374,216
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,734,476
950,000	0.650		02/27/24	948,898
Barclays Bank PLC(a)
725,000	1.700		05/12/22	730,822
Barclays PLC(a) (c) (3M USD LIBOR + 1.400%)
825,000	4.610		02/15/23	837,614
BNP Paribas SA(b)
900,000	2.950		05/23/22	915,651
2,475,000	3.500		03/01/23	2,579,742
BPCE SA(b)
649,000	4.000		09/12/23	690,348

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,185,105
CIT Group, Inc.(a)
75,000	4.750		02/16/24	80,156
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,629,854
925,000	2.700		10/27/22	946,811
(3M USD LIBOR + 0.722%)
2,850,000	3.142	(c)	01/24/23	2,873,883
(SOFR + 0.686%)
1,225,000	0.776	(c)	10/30/24	1,229,434
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,210,284
900,000	2.250		04/28/25	936,279
Cooperatieve Rabobank UA
2,650,000	4.625		12/01/23	2,870,586
1,050,000	0.375		01/12/24	1,045,233
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,186,362
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	330,922
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,145,599
First Horizon Corp.(a)
1,000,000	3.550		05/26/23	1,043,960
HSBC Holdings PLC
1,300,000	3.600		05/25/23	1,366,846
ING Groep NV
900,000	4.100		10/02/23	963,360
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,799,885
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,736,552
(SOFR + 0.600%)
850,000	0.653		09/16/24	851,930
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,262,269
KeyBank NA
675,000	2.400		06/09/22	685,037
725,000	1.250		03/10/23	734,643
Lloyds Banking Group PLC(a) (c) (1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,207,836
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,248,483
2,150,000	0.441		12/16/22	2,152,967
Mitsubishi UFJ Financial Group, Inc.
1,000,000	2.623		07/18/22	1,018,610
1,550,000	3.761		07/26/23	1,642,798
Mizuho Financial Group, Inc.(a) (c) (-1x SOFR + 1.252%)
1,275,000	1.241		07/10/24	1,289,599
Morgan Stanley, Inc.
1,400,000	3.125		01/23/23	1,449,532
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,180,575
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,552,356

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(SOFR + 0.745%)
$725,000	0.864	%(a)(c)	10/21/25	$723,601
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,340,926
650,000	2.100		12/09/22	662,695
Natwest Group PLC(a) (c) (1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,231,500
Natwest Markets PLC(b)
1,250,000	3.625		09/29/22	1,291,262
795,000	2.375		05/21/23	819,693
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,148,929
1,475,000	0.500		10/26/23	1,475,885
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
1,425,000	1.089		03/15/25	1,427,764
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,177,385
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
875,000	0.991		01/12/25	872,279
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,462,006
(3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,213,200
State Street Corp.(a)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	455,598
Sumitomo Mitsui Financial Group, Inc.
2,000,000	2.442		10/19/21	2,001,920
325,000	0.508		01/12/24	323,824
725,000	0.948		01/12/26	712,980
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,263,230
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,264,950
1,050,000	1.800		02/03/23	1,069,887
Truist Bank(a)
1,700,000	1.250		03/09/23	1,721,216
UBS AG(b)
1,775,000	0.450		02/09/24	1,765,681
UBS Group AG(b)
6,306,000	2.650		02/01/22	6,355,124
Wells Fargo & Co.(a)
500,000	3.750		01/24/24	534,385
(SOFR + 1.600%)
3,125,000	1.654	(c)	06/02/24	3,186,969

				102,774,364

Beverages – 1.8%
Beam Suntory, Inc.(a)
2,000,000	3.250		05/15/22	2,020,860
Constellation Brands, Inc.(a)
1,950,000	3.200		02/15/23	2,018,543
Diageo Investment Corp.
2,000,000	2.875		05/11/22	2,031,420
JDE Peet’s NV(a)(b)
2,625,000	0.800		09/24/24	2,618,122

Corporate Obligations – (continued)
Beverages – (continued)
Keurig Dr Pepper, Inc.(a)
$5,186,000	4.057%		05/25/23	$5,481,965
PepsiCo, Inc.(c) (3M USD LIBOR + 0.530%)
1,159,000	0.668		10/06/21	1,159,000

				15,329,910

Biotechnology – 0.5%
Gilead Sciences, Inc.(a)
175,000	0.750		09/29/23	175,018
(3M USD LIBOR + 0.520%)
500,000	0.652	(c)	09/29/23	500,075
Illumina, Inc.
2,475,000	0.550		03/23/23	2,475,569
Royalty Pharma PLC
1,200,000	0.750		09/02/23	1,203,828

				4,354,490

Chemicals – 0.5%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	372,876
International Flavors & Fragrances, Inc.(b)
3,050,000	0.697		09/15/22	3,058,388
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	64,858
Westlake Chemical Corp.(a)
975,000	0.875		08/15/24	976,287

				4,472,409

Commercial Services – 0.9%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,201,739
525,000	1.200		03/01/26	519,687
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,303,072
475,000	3.625		05/01/24	505,362
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,835,172
1,475,000	1.350		06/01/23	1,499,337

				7,864,369

Computers(a) – 1.8%
Dell International LLC/EMC Corp.
5,425,000	5.450		06/15/23	5,822,598
1,075,000	5.850		07/15/25	1,250,365
Hewlett Packard Enterprise Co.
1,400,000	2.250		04/01/23	1,434,370
2,175,000	4.450		10/02/23	2,330,077
3,400,000	4.650		10/01/24	3,755,028

				14,592,438

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	728,473
4,075,000	4.125		07/03/23	4,291,708
AIG Global Funding(b)
1,450,000	2.300		07/01/22	1,473,011
525,000	0.800		07/07/23	529,221

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AIG Global Funding(b) – (continued)
$1,525,000	0.450%		12/08/23	$1,525,244
5,075,000	0.650		06/17/24	5,063,327
Air Lease Corp.
1,425,000	3.500		01/15/22	1,437,298
500,000	2.250		01/15/23	510,885
1,150,000	2.750	(a)	01/15/23	1,180,487
4,049,000	4.250	(a)	02/01/24	4,342,593
825,000	2.300	(a)	02/01/25	846,648
Ally Financial, Inc.(a)
1,500,000	1.450		10/02/23	1,522,950
Aviation Capital Group LLC(a)(b)
1,200,000	5.500		12/15/24	1,344,876
550,000	1.950		01/30/26	548,284
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,572,955
675,000	2.875		02/15/25	694,373
BlackRock, Inc.
1,218,000	3.375		06/01/22	1,243,407
Capital One Financial Corp.(a)
725,000	2.600		05/11/23	749,128
(3M USD LIBOR + 0.720%)
1,300,000	0.849	(c)	01/30/23	1,308,814
GE Capital Funding LLC(a)
4,425,000	3.450		05/15/25	4,773,292
Intercontinental Exchange, Inc.
500,000	0.700		06/15/23	502,260
Jefferies Group LLC
1,200,000	5.125		01/20/23	1,269,072
Nasdaq, Inc.(a)
1,450,000	0.445		12/21/22	1,450,116
USAA Capital Corp.(b)
150,000	1.500		05/01/23	152,645

				39,061,067

Electrical – 3.8%
Avangrid, Inc.(a)
650,000	3.200		04/15/25	692,582
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	714,753
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,884,521
Dominion Energy, Inc.
1,200,000	2.450	(b)	01/15/23	1,230,948
2,025,000	1.450	(a)	04/15/26	2,034,760
DTE Energy Co.
1,125,000	0.550		11/01/22	1,127,227
575,000	1.050	(a)	06/01/25	570,314
Enel Finance International NV(a)(b)
2,575,000	1.375		07/12/26	2,558,056
Entergy Louisiana LLC(a)
925,000	0.620		11/17/23	925,092
2,000,000	0.950		10/01/24	2,000,840
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	403,034
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	398,010

Corporate Obligations – (continued)
Electrical – (continued)
Georgia Power Co.
1,000,000	2.100		07/30/23	1,030,150
ITC Holdings Corp.(a)
585,000	2.700		11/15/22	598,607
NextEra Energy Capital Holdings, Inc.
1,200,000	2.900		04/01/22	1,215,780
2,150,000	0.650		03/01/23	2,157,998
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,304,025
Pacific Gas & Electric Co.(a)
1,250,000	1.750		06/16/22	1,248,362
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
275,000	0.382		09/28/23	274,610
(SOFR + 0.330%)
1,930,000	0.380		06/24/24	1,931,679
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	710,647
675,000	0.800		08/15/25	663,431
Southern Power Co.(a)
500,000	0.900		01/15/26	490,605
The Southern Co.(a)
1,400,000	2.950		07/01/23	1,453,942
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	920,675
WEC Energy Group, Inc.
725,000	0.550		09/15/23	724,848
Xcel Energy, Inc.(a)
1,948,000	0.500		10/15/23	1,950,377

				31,215,873

Environmental(a) – 0.1%
Waste Management, Inc.
625,000	0.750		11/15/25	615,281

Food & Drug Retailing – 0.5%
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125		09/19/22	788,857
2,500,000	0.750	(a)	09/24/24	2,493,800
Mondelez International, Inc.(a)
525,000	1.500		05/04/25	532,151

				3,814,808

Forest Products&Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625		05/15/24	1,123,954

Gas(a) – 0.2%
NiSource, Inc.
1,025,000	0.950		08/15/25	1,012,556
The East Ohio Gas Co.(b)
250,000	1.300		06/15/25	250,828

				1,263,384

Healthcare Providers & Services – 1.8%
Aetna, Inc.(a)
975,000	2.800		06/15/23	1,009,691
2,250,000	3.500		11/15/24	2,419,357

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Anthem, Inc.
$2,875,000	0.450%		03/15/23	$2,877,904
DH Europe Finance II S.a.r.l.
1,000,000	2.050		11/15/22	1,019,080
3,025,000	2.200	(a)	11/15/24	3,148,904
Humana, Inc.(a)
2,525,000	0.650		08/03/23	2,526,439
PerkinElmer, Inc.(a)
1,700,000	0.850		09/15/24	1,699,626

				14,701,001

Insurance(b) – 3.6%
Athene Global Funding
1,090,000	2.800		05/26/23	1,130,766
875,000	1.200		10/13/23	885,684
650,000	0.950		01/08/24	653,114
375,000	2.500		01/14/25	389,651
600,000	1.450		01/08/26	601,524
Equitable Financial Life Global Funding
700,000	1.400		07/07/25	703,675
Great-West Lifeco US Finance 2020 LP(a)
425,000	0.904		08/12/25	418,272
MassMutual Global Funding II(c) (3M USD LIBOR + 0.150%)
8,000,000	0.288		01/07/22	8,002,400
Metropolitan Life Global Funding I
575,000	1.950		01/13/23	586,834
600,000	0.900		06/08/23	605,562
New York Life Global Funding
1,200,000	1.100		05/05/23	1,214,520
(3M USD LIBOR + 0.280%)
6,000,000	0.414	(c)	01/21/22	6,004,860
Pacific Life Global Funding II
2,450,000	0.500		09/23/23	2,453,577
Principal Life Global Funding II
2,150,000	0.500		01/08/24	2,146,108
Protective Life Global Funding
675,000	1.082		06/09/23	682,472
525,000	0.631		10/13/23	526,454
600,000	0.473		01/12/24	597,102
Reliance Standard Life Global Funding II
1,600,000	2.625		07/22/22	1,630,096
275,000	2.150		01/21/23	280,951

				29,513,622

Internet(a)(c) – 0.4%
TD Ameritrade Holding Corp. (3M USD LIBOR + 0.430%)
2,950,000	0.556		11/01/21	2,950,118

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,240,000	2.400		06/15/25	1,290,629

Machinery-Diversified – 0.4%
John Deere Capital Corp.
400,000	1.200		04/06/23	405,416
Otis Worldwide Corp.(a)(c) (3M USD LIBOR + 0.450%)
1,525,000	0.595		04/05/23	1,523,811

Corporate Obligations – (continued)
Machinery-Diversified – (continued)
Rockwell Automation, Inc.(a)
1,250,000	0.350		08/15/23	1,250,350

				3,179,577

Media – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
4,525,000	4.464		07/23/22	4,639,618
2,700,000	4.500		02/01/24	2,920,509
Fox Corp.
2,475,000	3.666		01/25/22	2,501,012
Sky Ltd.(b)
1,550,000	3.125		11/26/22	1,598,437
The Walt Disney Co.
825,000	3.350		03/24/25	890,357
Time Warner Entertainment Co. LP
2,200,000	8.375		03/15/23	2,442,858

				14,992,791

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000		10/27/22	1,203,376
675,000	1.625		09/01/25	677,727

				1,881,103

Miscellaneous Manufacturing(b) – 0.5%
Siemens Financieringsmaatschappij NV
4,575,000	0.650		03/11/24	4,580,078

Oil Field Services – 0.8%
BP Capital Markets America, Inc.
1,025,000	2.937		04/06/23	1,063,489
Canadian Natural Resources Ltd.(a)
825,000	2.050		07/15/25	845,039
Chevron Corp.
950,000	1.141		05/11/23	962,806
Exxon Mobil Corp.(a)
900,000	2.992		03/19/25	959,967
Phillips 66(a)
950,000	0.900		02/15/24	950,057
Pioneer Natural Resources Co.(a)
625,000	0.750		01/15/24	624,125
Suncor Energy, Inc.
1,175,000	2.800		05/15/23	1,216,383

				6,621,866

Packaging(a)(b) – 0.3%
Berry Global, Inc.
2,100,000	0.950		02/15/24	2,102,310
550,000	1.570		01/15/26	550,204

				2,652,514

Pharmaceuticals – 2.0%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,229,251
2,350,000	2.150		11/19/21	2,355,875
1,975,000	2.300		11/21/22	2,017,225
6,225,000	2.600	(a)	11/21/24	6,543,533

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bristol-Myers Squibb Co.(a)
$1,450,000	0.537%		11/13/23	$1,450,218
Cigna Corp.(a)
1,357,000	3.750		07/15/23	1,434,240
CVS Health Corp.(a)
310,000	3.700		03/09/23	323,727
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	876,479

				16,230,548

Pipelines – 2.5%
Enbridge, Inc.
1,150,000	0.550		10/04/23	1,150,725
(SOFR + 0.400%)
600,000	0.450	(c)	02/17/23	601,440
Energy Transfer Operating LP(a)
1,150,000	5.200		02/01/22	1,153,991
Enterprise Products Operating LLC
1,150,000	3.500		02/01/22	1,162,155
649,000	3.350	(a)	03/15/23	672,098
Kinder Morgan Energy Partners LP(a)
2,275,000	3.950		09/01/22	2,329,691
Kinder Morgan, Inc.(a)(b)
3,400,000	5.625		11/15/23	3,703,246
MPLX LP(a)
1,125,000	3.375		03/15/23	1,167,682
3,374,000	4.500		07/15/23	3,571,548
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,250,000	3.650		06/01/22	1,266,600
Sabine Pass Liquefaction LLC(a)
2,300,000	6.250		03/15/22	2,326,266
The Williams Cos., Inc.(a)
950,000	3.600		03/15/22	958,588
1,100,000	3.700		01/15/23	1,136,344

				20,049,649

Real Estate Investment Trust – 0.5%
American Tower Corp.
1,125,000	3.500		01/31/23	1,170,990
1,675,000	3.000		06/15/23	1,744,848
750,000	0.600		01/15/24	748,680
Crown Castle International Corp.(a)
700,000	1.350		07/15/25	703,213

				4,367,731

Retailing – 0.9%
7-Eleven, Inc.(a)(b)
950,000	0.625		02/10/23	950,275
4,325,000	0.800		02/10/24	4,322,535
400,000	0.950		02/10/26	391,944
Starbucks Corp.
1,974,000	1.300		05/07/22	1,986,436

				7,651,190

Savings & Loans(b) – 0.4%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,353,713

Corporate Obligations – (continued)
Savings & Loans(b) – (continued)
Nationwide Building Society – (continued)
(3M USD LIBOR + 1.064%)
1,001,000	3.766	%(a)(c)	03/08/24	1,044,193
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,195,786

				3,593,692

Semiconductors – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
2,100,000	3.625		01/15/24	2,227,386
Broadcom, Inc.(a)
5,225,000	3.625		10/15/24	5,642,791
1,125,000	4.700		04/15/25	1,252,125
NXP B.V./NXP Funding LLC(b)
3,200,000	4.625		06/01/23	3,406,208
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
275,000	2.700		05/01/25	287,521

				12,816,031

Software(a) – 1.7%
Fidelity National Information Services, Inc.
1,050,000	1.150		03/01/26	1,041,033
Fiserv, Inc.
825,000	3.800		10/01/23	877,058
6,425,000	2.750		07/01/24	6,765,396
Infor, Inc.(b)
1,225,000	1.450		07/15/23	1,238,781
Intuit, Inc.
500,000	0.950		07/15/25	499,245
Oracle Corp.
1,400,000	2.500		04/01/25	1,464,792
VMware, Inc.
2,600,000	1.000		08/15/24	2,608,788

				14,495,093

Telecommunication Services – 3.6%
AT&T, Inc.
1,075,000	3.000	(a)	06/30/22	1,091,168
300,000	4.050		12/15/23	323,178
5,400,000	0.900	(a)	03/25/24	5,407,614
275,000	4.450	(a)	04/01/24	297,985
3,100,000	3.950	(a)	01/15/25	3,384,580
2,375,000	3.400	(a)	05/15/25	2,560,464
Bell Canada
2,750,000	0.750		03/17/24	2,751,375
T-Mobile USA, Inc.(a)
8,800,000	3.500		04/15/25	9,473,288
Verizon Communications, Inc.
2,950,000	0.750		03/22/24	2,962,773
1,450,000	0.850	(a)	11/20/25	1,435,543

				29,687,968

Transportation(a) – 0.4%
Ryder System, Inc.
875,000	2.875		06/01/22	887,933
1,000,000	2.500		09/01/22	1,018,330
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	1,094,730

				3,000,993

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co LP/PTL Finance Corp.
$1,025,000	1.200%	11/15/25	$1,013,858

TOTAL CORPORATE OBLIGATIONS
(Cost $440,091,797)			$443,744,941

Agency Debenture(c) – 0.2%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.380%)
$1,900,000	0.430%	05/08/23	$1,909,405
(Cost $1,900,000)

Asset-Backed Securities – 12.3%
Automotive – 7.2%
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
$2,600,000	3.520%	07/15/30	$2,768,681
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	7,065,276
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A
6,900,000	3.170	03/15/25	7,181,610
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	3,188,607
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
3,250,000	3.520	10/15/23	3,253,282
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440	09/15/26	3,792,384
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,582,890
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
1,500,000	0.690	10/15/25	1,503,836
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3(b)
1,550,000	0.330	06/17/24	1,548,531
Hyundai Auto Lease Securitization Trust Series 2021-C, Class A3(b)
7,600,000	0.380	09/16/24	7,593,636
Hyundai Auto Receivables Trust Series 2021-A, Class A3
900,000	0.380	09/15/25	898,930
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400	11/15/24	2,549,742
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
5,500,000	0.850	07/15/26	5,490,029
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
500,000	0.560	03/20/25	500,347
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
1,800,000	0.660	03/20/25	1,803,190
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
5,300,000	0.600	09/22/25	5,293,070
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
1,975,000	0.390	04/22/24	1,976,539

Asset-Backed Securities – (continued)
Automotive – (continued)
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
375,000	0.500	08/20/25	375,268
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
1,550,000	0.420	10/21/24	1,550,053

			59,915,901

Credit Card – 2.8%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,077,292
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630	07/15/27	6,183,705
CARDS II Trust Series 2021-1A, Class A(b)
4,075,000	0.602	04/15/27	4,077,164
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/16/24	2,946,945
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,689,300
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,890,643

			22,865,049

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.500%)
38,655	1.586	09/25/34	39,002

Student Loan(c) – 2.3%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
839,917	0.586	02/25/36	832,072
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
1,455,485	1.286	12/27/66	1,477,283
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
799,499	0.786	02/25/39	798,526
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
865,221	1.179	05/25/34	868,884
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
924,488	1.025	07/25/45	927,933
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
973,932	0.864	03/25/51	979,300
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,320,195	1.136	12/27/66	2,356,384
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
876,058	0.586	09/27/66	877,921
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
2,801,716	0.786	02/25/45	2,826,257
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
494,576	0.786	12/26/31	496,867

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
$3,864,565	0.676%	08/25/40	$3,874,197
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
688,464	1.306	10/25/27	690,762
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,822,445	0.185	05/15/29	1,806,090
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
103,622	0.215	01/26/26	103,612
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
28,326	0.995	10/01/24	28,326

			18,944,414

TOTAL ASSET-BACKED SECURITIES
(Cost $101,857,658)			$101,764,366

U.S. Treasury Obligation(d) – 0.2%
United States Treasury Note
$1,250,000	2.875%	10/31/23	$1,316,699
(Cost $1,284,850)

Shares	Description	Value

Exchange Traded Fund – 3.6%
SPDR Portfolio Short Term Corporate Bond ETF
961,084		30,033,875
(Cost $30,180,440)

Shares	Dividend Rate	Value

Investment Companies(e) – 3.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
31,051,502	0.026%	$31,051,502
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
9,099	0.078	9,104

TOTAL INVESTMENT COMPANIES
(Cost $31,060,594)		$31,060,606

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $606,375,339)		$609,829,892

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 25.1%
Certificates of Deposit – 6.2%
Australia & New Zealand Banking Group Ltd.(b)(c)
(3M USD LIBOR + 0.030%)
$7,000,000	0.215%	03/08/22	$7,000,608
Bank of Montreal(c) (3M USD LIBOR + 0.100%)
6,650,000	0.225	11/18/21	6,651,171
Bank of Nova Scotia(c) (SOFR + 0.150%)
3,000,000	0.200	03/17/22	3,000,856
Canadian Imperial Bank of Commerce(c)
(3M USD LIBOR + 0.110%)
6,250,000	0.248	01/03/22	6,252,217
Credit Suisse AG
4,000,000	0.590	03/17/23	3,998,697
Deutsche Bank AG
2,221,000	0.720	11/08/21	2,222,346
HSBC Bank PLC
4,600,000	0.330	12/24/21	4,602,277
Mizuho Bank Ltd.
4,000,000	0.230	11/10/21	4,000,728
2,000,000	0.230	11/17/21	2,000,426
Natixis SA(c)
(3M USD LIBOR + 0.030%)
2,500,000	0.155	11/15/21	2,500,190
(3M USD LIBOR + 0.130%)
5,000,000	0.246	12/09/21	5,001,466
Norinchukin Bank NY
4,019,000	0.250	11/04/21	4,019,691

			51,250,673

Commercial Paper(f) – 17.8%
ABN AMRO Funding USA LLC(b)
5,000,000	0.000	10/13/21	4,999,771
Antalis S.A(b)
4,356,000	0.000	10/15/21	4,355,800
AT&T, Inc.(b)
1,537,000	0.000	12/14/21	1,536,424
2,330,000	0.000	12/16/21	2,329,098
Bank Amer Secs, Inc.(b)
1,700,000	0.000	12/21/21	1,699,555
Barclays Capital, Inc.(b)
5,000,000	0.000	01/24/22	4,997,922
BAT International Finance PLC(b)
2,028,000	0.000	10/22/21	2,027,825
Chariot Funding LLC(b)
10,000,000	0.000	10/04/21	9,999,911
Columbia Funding Co.(b)
8,000,000	0.000	11/02/21	7,999,267
El Dupont De Nemours and Co.(b)
5,000,000	0.000	12/03/21	4,998,889
Enel Finance America LLC(b)
6,000,000	0.000	02/16/22	5,994,231
Entergy Corp.(b)
2,859,000	0.000	11/23/21	2,858,185
Erste Abwicklungsanstalt(b)
7,841,000	0.000	02/14/22	7,836,942
Gotham Funding Corp.(b)
9,500,000	0.000	10/12/21	9,499,728

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Honeywell International, Inc.(b)
$2,500,000	0.000%	05/18/22	$2,497,812
2,000,000	0.000	05/20/22	1,998,234
Ionic Capital II Trust
8,000,000	0.000	01/28/22	7,996,533
Keurig Dr Pepper, Inc.(b)
3,000,000	0.000	12/30/21	2,998,551
KFW(b)
4,300,000	0.000	02/10/22	4,298,348
La Fayette Asset Securitization LLC(b)
7,206,000	0.000	10/13/21	7,205,771
LVMH Moet Hennessy Louis Vuitton SE(b)
10,000,000	0.000	10/19/21	9,999,631
Matchpoint Finance PLC(b)
5,000,000	0.000	11/08/21	4,999,458
NatWest Markets PLC(b)
2,000,000	0.000	01/18/22	1,999,065
750,000	0.000	03/01/22	749,458
Nederlandse Wtrschbnk NV(b)
7,841,000	0.000	10/14/21	7,840,729
Societe Generale SA(b)
8,000,000	0.000	12/13/21	7,998,568
Starbird Funding Corp.(b)
10,000,000	0.000	10/04/21	9,999,911
Suncor Energy, Inc.(b)
2,050,000	0.000	10/29/21	2,049,754
VW Credit, Inc.(b)
300,000	0.000	01/26/22	299,794
4,000,000	0.000	08/26/22	3,989,367

			148,054,532

Repurchase Agreements – 1.1%
Bank of America Corp.
9,100,000	0.770	12/13/21	9,100,000
Maturity Value: $9,124,330
Next Reset Date: 10/04/21

Collateralized by various Common stocks, preferred securities and corporate obligations, 0.000% to 7.500%, due 06/01/23 –
09/01/27. The aggregate market value of the collateral,
including accrued interest, was $9,975,342.

(Cost $9,100,000)

TOTAL SHORT-TERM INVESTMENTS
(Cost $208,372,929)			$208,405,205

TOTAL INVESTMENTS – 98.5%
(Cost $814,748,268)			$818,235,097

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			12,686,706

NET ASSETS – 100.0%			$830,921,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	797	12/13/21	$198,911,275	$8,201
Short position contracts:
2 Year U.S. Treasury Notes	(826)	12/31/21	(181,765,172)	99,466
5 Year U.S. Treasury Notes	(678)	12/31/21	(83,219,204)	463,791

Total				$563,257

TOTAL FUTURES CONTRACTS				$571,458

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 45.8%
Collateralized Mortgage Obligations – 0.8%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$16	9.500%	07/25/22	$—

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
6,326	37.172	02/16/32	7,995

Regular Floater(b) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 Year CMT – 0.600%)
18,473	0.660	05/15/24	18,509

Sequential Fixed Rate – 0.6%
FHLMC REMIC Series 2329, Class ZA
202,163	6.500	06/15/31	226,534
FHLMC REMIC Series 4246, Class PT
65,462	6.500	02/15/36	75,801
FHLMC REMIC Series 4273, Class PD
363,778	6.500	11/15/43	428,193
FNMA REMIC Series 2011-52, Class GB
327,423	5.000	06/25/41	366,453
FNMA REMIC Series 2011-99, Class DB
318,462	5.000	10/25/41	355,762
FNMA REMIC Series 2012-111, Class B
42,658	7.000	10/25/42	50,148
FNMA REMIC Series 2012-153, Class B
187,257	7.000	07/25/42	224,349

			1,727,240

Sequential Floating Rate(b) – 0.2%
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
420,513	2.500	10/25/51	425,474
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
75,100	0.875	11/25/29	71,460

			496,934

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$2,250,678

Commercial Mortgage-Backed Securities – 2.0%
Sequential Fixed Rate – 1.2%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$1,496,785
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	595,088
Manhattan West Mortgage Trust Series 2020-1MW, Class A(c)
600,000	2.130	09/10/39	611,559
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	520,166

			3,223,598

Sequential Floating Rate(b) – 0.8%
BXHPP Trust Series 2021-FILM, Class A(c) (1M USD LIBOR + 0.650%)
1,600,000	0.734	08/15/36	1,601,250
BANK Series 2021-BN31, Class AS
250,000	2.211	02/15/54	248,365

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Extended Stay America Trust Series 2021-ESH, Class A(c) (1M USD LIBOR + 1.080%)
397,930	1.164	07/15/38	398,987

			2,248,602

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$5,472,200

Federal Agencies – 43.0%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$2,191	2.349%	11/01/32	$2,307
(1 Year CMT + 2.250%)
186,047	2.313	09/01/33	195,608

			197,915

Adjustable Rate FNMA(b) – 0.3%
(1 Year CMT + 2.195%)
118,175	2.321	02/01/35	124,915
(1 Year CMT + 2.234%)
7,084	2.344	06/01/33	7,468
(12M USD LIBOR + 1.488%)
122,160	1.904	09/01/35	128,244
(12M USD LIBOR + 1.608%)
200,952	2.060	10/01/33	210,469
(12M USD LIBOR + 1.670%)
15,821	2.045	11/01/32	16,571
(6M USD LIBOR + 1.413%)
307,747	1.663	05/01/33	318,866

			806,533

Adjustable Rate GNMA(b) – 0.3%
(1 Year CMT + 1.500%)
7,083	1.875	06/20/23	7,130
3,539	2.250	07/20/23	3,566
3,473	2.250	08/20/23	3,500
8,109	2.250	09/20/23	8,159
3,254	2.000	03/20/24	3,294
30,296	1.875	04/20/24	30,617
4,308	1.875	05/20/24	4,364
29,890	1.875	06/20/24	30,190
7,273	2.000	06/20/24	7,366
22,449	2.250	07/20/24	22,701
29,738	2.250	08/20/24	30,053
9,307	2.250	09/20/24	9,394
11,845	2.125	11/20/24	12,022
4,288	2.125	12/20/24	4,354
10,171	2.500	12/20/24	10,388
8,389	2.000	01/20/25	8,550
5,078	2.000	02/20/25	5,178
20,344	2.000	05/20/25	20,684
18,676	2.250	07/20/25	19,001
8,160	2.000	02/20/26	8,322
417	2.250	07/20/26	423
21,269	2.000	01/20/27	21,798
8,290	2.000	02/20/27	8,479
70,569	1.875	04/20/27	71,819

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) (continued)
$7,214	1.875%	05/20/27	$7,343
11,717	1.875	06/20/27	11,933
3,923	2.125	11/20/27	3,996
11,610	2.125	12/20/27	11,828
24,442	2.000	01/20/28	25,069
8,001	2.000	02/20/28	8,208
8,770	2.000	03/20/28	9,000
41,891	2.250	07/20/29	43,012
19,826	2.250	08/20/29	20,361
5,171	2.250	09/20/29	5,310
22,730	2.125	10/20/29	23,240
33,480	2.125	11/20/29	34,316
5,857	2.125	12/20/29	6,026
8,541	2.000	01/20/30	8,806
2,766	2.000	02/20/30	2,852
22,065	2.000	03/20/30	22,758
24,562	1.875	04/20/30	25,133
37,589	1.875	05/20/30	38,485
34,200	2.000	05/20/30	35,326
8,356	1.875	06/20/30	8,561
58,361	2.250	07/20/30	60,309
12,514	2.250	09/20/30	12,949
21,834	2.125	10/20/30	22,539
38,128	2.000	03/20/32	39,483

			838,195

FHLMC – 0.3%
101	6.500	08/01/22	102
562	9.000	10/01/22	563
14,576	4.500	10/01/23	15,705
15,095	6.500	07/01/28	15,837
155,466	4.500	03/01/29	169,364
3,277	8.000	07/01/30	3,560
8,850	5.000	08/01/33	10,009
1,360	5.000	09/01/33	1,538
3,270	5.000	10/01/33	3,698
2,087	5.000	11/01/34	2,377
103,042	5.000	12/01/34	117,378
5,569	5.000	07/01/35	6,344
350	5.000	11/01/35	396
11,944	5.000	12/01/35	13,470
16,312	5.000	02/01/37	18,583
1,402	5.000	03/01/38	1,598
55,855	5.000	07/01/39	63,095
7,845	4.000	06/01/40	8,627
2,859	5.000	08/01/40	3,255
1,009	4.500	11/01/40	1,126
57,303	4.000	02/01/41	63,014
1,220	5.000	04/01/41	1,389
2,880	5.000	06/01/41	3,279
131,444	5.000	07/01/41	149,544
4,530	4.000	11/01/41	4,966
5,713	3.000	05/01/42	6,091
8,208	3.000	08/01/42	8,752
9,700	3.000	01/01/43	10,356

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
42,881	3.000	02/01/43	45,899

			749,915

FNMA – 0.1%
2,819	6.500	11/01/28	3,097
28,949	7.000	07/01/31	33,585
308,682	5.500	07/01/33	354,512

			391,194

GNMA – 22.4%
23,042	7.000	12/15/27	25,288
7,361	6.500	08/15/28	8,014
40,223	6.000	01/15/29	44,607
60,351	7.000	10/15/29	66,716
25,751	5.500	11/15/32	28,925
436,862	5.500	12/15/32	498,422
12,516	5.500	01/15/33	13,969
28,628	5.500	02/15/33	32,576
33,800	5.500	03/15/33	38,416
35,416	5.500	07/15/33	40,058
10,472	5.500	08/15/33	11,651
8,290	5.500	09/15/33	9,267
14,685	5.500	04/15/34	16,319
8,365	5.500	05/15/34	9,148
185,152	5.500	06/15/34	211,850
136,005	5.500	09/15/34	155,913
138,873	5.500	12/15/34	159,281
94,108	5.500	01/15/35	108,206
50,270	5.000	03/15/38	56,576
3,831	4.000	02/20/41	4,159
5,976	4.000	11/20/41	6,544
997	4.000	01/20/42	1,092
3,203	4.000	04/20/42	3,508
2,019	4.000	10/20/42	2,210
226,683	4.000	08/20/43	248,017
3,068	4.000	03/20/44	3,357
3,710	4.000	05/20/44	4,055
258,350	4.000	11/20/44	281,937
1,159,363	4.000	06/20/45	1,263,403
266,510	4.000	01/20/46	289,344
1,867,022	3.500	04/20/47	1,979,786
1,146,303	3.500	12/20/47	1,215,344
226,697	4.500	02/20/48	244,033
888,294	4.500	05/20/48	951,925
489,643	4.500	08/20/48	524,068
126,083	5.000	08/20/48	136,332
4,040,292	4.500	09/20/48	4,322,764
1,007,384	5.000	10/20/48	1,088,566
592,914	5.000	11/20/48	640,603
902,936	5.000	12/20/48	975,278
871,803	4.500	01/20/49	932,346
1,283,391	5.000	01/20/49	1,386,013
1,427,789	4.000	02/20/49	1,518,995
543,377	4.000	03/20/49	577,239
144,441	4.500	03/20/49	154,494
754,135	5.000	03/20/49	814,202
521,661	4.000	05/20/49	553,843

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$994,718	4.500%	10/20/49		$1,062,792
4,981,826	2.500	08/20/51		5,147,138
6,000,000	2.000	TBA-30yr	(d)	6,084,688
16,000,000	2.500	TBA-30yr	(d)	16,517,096
7,000,000	3.000	TBA-30yr	(d)	7,314,261
3,000,000	3.500	TBA-30yr	(d)	3,154,961

				60,939,595

UMBS – 7.5%
18,468	5.500	02/01/23		18,870
44,190	5.500	08/01/23		45,555
729	4.500	07/01/36		813
1,152	4.500	04/01/39		1,287
5,238	4.500	05/01/39		5,789
2,343	4.000	08/01/39		2,576
11,496	4.500	08/01/39		12,723
205,935	4.500	12/01/39		227,853
10,076	4.500	01/01/41		11,246
89,743	4.500	05/01/41		98,304
53,766	4.500	08/01/41		59,989
70,101	4.500	08/01/42		78,280
9,304	3.000	11/01/42		10,043
128,848	3.000	12/01/42		139,259
314,200	3.000	01/01/43		339,718
56,239	3.000	02/01/43		60,810
380,928	3.000	03/01/43		411,888
631,555	3.000	04/01/43		682,887
408,886	3.000	05/01/43		442,195
73,914	3.000	06/01/43		80,106
625,259	3.000	07/01/43		677,641
785,803	4.500	10/01/44		873,965
680,625	4.500	04/01/45		765,784
83,552	4.500	05/01/45		94,111
322,301	4.500	06/01/45		358,460
282,898	4.000	11/01/45		308,110
88,205	4.000	03/01/46		95,941
7,501	4.500	05/01/46		8,226
52,380	4.000	06/01/46		56,909
13,764	4.000	08/01/46		14,954
79,759	4.500	08/01/46		87,470
116,554	4.000	10/01/46		126,631
43,019	4.500	06/01/47		48,200
921,946	4.500	11/01/47		1,016,556
294,699	4.000	12/01/47		324,522
280,954	4.000	01/01/48		309,233
992,137	4.000	02/01/48		1,087,218
724,223	4.000	03/01/48		790,328
855,268	4.000	06/01/48		940,951
263,612	4.000	08/01/48		287,303
1,347,482	5.000	11/01/48		1,524,840
1,886,872	4.500	01/01/49		2,034,656
542,479	4.500	03/01/49		584,967
1,586,736	3.000	09/01/49		1,694,005
1,611,063	3.000	12/01/49		1,704,841
1,707,740	3.000	12/01/50		1,818,519

				20,364,532

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(d) – 12.0%
21,000,000	2.000	TBA-30yr		21,037,289
5,000,000	2.500	TBA-30yr		5,155,665
4,000,000	3.000	TBA-30yr		4,183,590
1,000,000	4.000	TBA-30yr		1,071,523
1,000,000	4.500	TBA-30yr		1,081,445

				32,529,512

TOTAL FEDERAL AGENCIES				$116,817,391

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $123,458,318)				$124,540,269

Agency Debentures – 27.8%
FFCB
$2,180,000	3.430%	12/06/28		$2,461,830
720,000	5.270	05/01/29		910,944
FHLB
3,700,000	2.125	06/09/23		3,817,031
2,100,000	3.375	09/08/23		2,224,887
300,000	3.375	12/08/23		319,590
15,150,000	0.500	04/14/25		15,072,584
FHLMC
16,670,000	0.375	04/20/23		16,716,843
FNMA
1,400,000	1.875	09/24/26		1,460,242
2,600,000	6.250	05/15/29		3,500,172
2,000,000	0.875	08/05/30		1,885,240
4,000,000	6.625	11/15/30		5,704,400
Israel Government AID Bond(e)
500,000	5.500	12/04/23		555,185
700,000	5.500	04/26/24		789,152
Tennessee Valley Authority
20,150,000	0.750	05/15/25		20,178,613

TOTAL AGENCY DEBENTURES
(Cost $74,162,616)				$75,596,713

Asset-Backed Securities(b) – 2.3%
Collateralized Loan Obligation(c) – 0.4%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57		$1,079,806

Student Loan – 1.9%
ECMC Group Student Loan Trust Series 2018-2A, Class A(c) (1M USD LIBOR + 0.800%)
1,122,898	0.886	09/25/68		1,131,851
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
763,430	1.179	05/25/34		766,662
Navient Student Loan Trust Series 2017-4A, Class A2(c) (1M USD LIBOR + 0.500%)
444,567	0.586	09/27/66		445,512
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
847,271	1.236	09/25/65		863,234

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
Scholar Funding Trust Series 2013-A, Class A(c) (1M USD LIBOR + 0.650%)
$1,297,178	0.735%	01/30/45	$1,294,664
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
604,730	1.825	07/25/23	610,782

			5,112,705

TOTAL ASSET-BACKED SECURITIES
(Cost $6,147,314)			$6,192,511

Municipal Debt Obligation – 0.9%
New Jersey – 0.9%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$2,562,411
(Cost $2,000,000)

U.S. Treasury Obligations – 45.7%
United States Treasury Bonds
$900,000	3.125%	11/15/41	$1,071,984
3,500,000	3.750	11/15/43	4,578,438
3,830,000	3.625	02/15/44	4,928,731
9,390,000	3.375	05/15/44	11,671,477
3,320,000	3.125	08/15/44	3,972,588
6,400,000	2.875	11/15/46	7,415,000
5,080,000	2.750	11/15/47	5,773,737
530,000	2.375	11/15/49	564,367
1,190,000	2.000	02/15/50	1,169,361
United States Treasury Notes
5,440,000	0.125	03/31/23	5,435,325
11,340,000	0.375	07/15/24	11,308,106
9,230,000	0.375	12/31/25	9,045,400
6,710,000	0.750	03/31/26	6,663,345
7,900,000	2.250	08/15/27	8,398,687
1,220,000	0.750	01/31/28	1,184,830
6,660,000	1.125	02/29/28	6,619,416
6,430,000	1.250	03/31/28	6,432,009
12,860,000	3.125	11/15/28	14,453,434
2,900,000	2.375	05/15/29	3,113,422
120,000	0.875	11/15/30	113,925
United States Treasury Strip Coupon(f)
6,400,000	0.000	11/15/35	4,877,462
1,300,000	0.000	05/15/36	980,115
6,000,000	0.000 (g)	11/15/37	4,352,523

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $120,083,064)			$124,123,682

Shares	Dividend Rate	Value

Investment Company(h) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,074,226	0.026%	$1,074,226
(Cost $1,074,226)

TOTAL INVESTMENTS – 122.9%
(Cost $326,925,538)		$334,089,812

LIABILITIES IN EXCESS OF OTHER ASSETS – (22.9)%		(62,222,061)

NET ASSETS – 100.0%		$271,867,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $65,600,518 which represents approximately 24.1% of the Fund’s net assets as of September 30, 2021.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,344,337, which represents approximately 0.5% of the Fund’s net assets as of September 30, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA (Proceeds Receivable: $1,057,188)	4.000%	TBA-30yr	10/21/20	$(1,000,000)	$(1,061,205)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	14	12/31/21	$3,080,765	$(1,168)
Short position contracts:
5 Year U.S. Treasury Notes	(85)	12/31/21	(10,433,086)	19,988
10 Year U.S. Treasury Notes	(33)	12/21/21	(4,343,109)	3,206
20 Year U.S. Treasury Bonds	(160)	12/21/21	(25,475,000)	516,026

Total				$539,220

TOTAL FUTURES CONTRACTS				$538,052

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$18,560		$(1,943)	$6,240	$(8,183)
3M LIBOR(a)	1.250(b)	12/15/26	230	(c)	1,266	3,489	(2,223)

TOTAL					$(677)	$9,729	$(10,406)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	BofA Securities LLC	0.632%	12/23/2021	6,130,000	$6,130,000	$6,112	$17,137	$(11,025)
6M IRS	Citibank NA	0.465	02/22/2022	6,270,000	6,270,000	2,521	7,984	(5,463)
6M IRS	Citibank NA	0.605	01/07/2022	6,120,000	6,120,000	5,480	17,733	(12,253)
6M IRS	Citibank NA	0.855	03/23/2022	6,130,000	6,130,000	25,263	27,919	(2,656)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	13,920,000	13,920,000	51,135	100,513	(49,378)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,780,000	3,780,000	19,417	33,727	(14,310)

Total purchased option contracts				42,350,000	$42,350,000	$109,928	$205,013	$(95,085)
Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,990,000)	(1,990,000)	(8,015)	(17,129)	9,114
6M IRS	Citibank NA	0.849	02/22/2022	(1,980,000)	(1,980,000)	(2,063)	(7,984)	5,921
6M IRS	Citibank NA	1.124	01/07/2022	(1,980,000)	(1,980,000)	(4,224)	(17,663)	13,439
6M IRS	Citibank NA	1.406	03/23/2022	(1,990,000)	(1,990,000)	(20,310)	(27,906)	7,596
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(20,880,000)	(20,880,000)	(30,980)	(83,806)	52,826
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,990,000)	(1,990,000)	(23,013)	(33,699)	10,686
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(6,740,000)	(6,740,000)	(978)	(24,770)	23,792

Total written option contracts				(37,550,000)	$(37,550,000)	$(89,583)	$(212,957)	$123,374

TOTAL				4,800,000	$4,800,000	$20,345	$(7,944)	$28,289

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 24.8%
Collateralized Mortgage Obligations – 17.2%
Regular Floater(a) – 16.9%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$377,525	0.684%	09/15/37	$383,476
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
36,205	0.384	04/15/37	36,314
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
81,985	0.934	06/15/39	83,511
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
1,463,528	0.396	10/15/40	1,457,837
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
1,527,920	0.484	09/15/45	1,545,745
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
4,818,927	0.334	03/15/39	4,828,774
FHLMC REMIC Series 4936, Class FL (1M USD LIBOR + 0.500%)
1,256,968	0.586	12/25/49	1,265,116
FHLMC REMIC Series 4942, Class FA (1M USD LIBOR + 0.500%)
5,371,632	0.586	01/25/50	5,412,756
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
134,381	0.484	05/15/36	135,904
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
5,906,708	0.446	09/15/40	5,935,263
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
2,466	0.584	11/17/28	2,472
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
134,276	0.586	08/25/36	135,588
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
21,963	0.436	04/25/37	22,066
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
458,613	0.316	04/25/37	460,937
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
240,303	0.926	04/25/48	246,829
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
6,880,141	0.986	09/25/39	7,024,702
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
348,508	1.236	09/25/39	355,468
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
637,201	0.516	11/25/40	643,067

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
3,593,816	0.876	02/25/40	3,680,188
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
653,654	0.486	04/25/41	656,490
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
259,333	0.536	07/25/41	262,555
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
65,908	0.486	09/25/43	66,415
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
4,002,972	0.416	06/25/47	3,995,346
FNMA REMIC Series 2018-60, Class FK (1M USD LIBOR + 0.300%)
3,272,725	0.386	08/25/48	3,282,179
FNMA REMIC Series 2018-72, Class FB (1M USD LIBOR + 0.350%)
5,208,183	0.436	10/25/58	5,232,492

			47,151,490

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
294,653	6.500	05/15/41	342,976

Sequential Floating Rate(a) – 0.2%
FHLMC REMIC Series 3588, Class CW
553,568	2.484	10/15/37	547,076
FNMA REMIC Series 1997-20, Class F
12,975	0.627	03/25/27	13,036

			560,112

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$48,054,578

Commercial Mortgage-Backed Securities(a) – 4.2%
Regular Floater(b) – 1.8%
CIM Retail Portfolio Trust Series 2021-RETL, Class A (1M USD LIBOR + 1.400%)
600,000	1.484	08/15/36	600,613
STWD Trust Series 2021-FLWR, Class A (1M USD LIBOR + 0.577%)
1,300,000	0.661	07/15/36	1,297,530
ONE PARK Mortgage Trust Series 2021-PARK, Class A (1M USD LIBOR + 0.700%)
919,000	0.784	03/15/36	918,721
BXHPP Trust Series 2021-FILM, Class A (1M USD LIBOR + 0.650%)
1,550,000	0.734	08/15/36	1,551,211
Commercial Mortgage Pass Through Certificates Series 2021-LBA, Class A (1M USD LIBOR + 0.690%)
800,000	0.774	03/15/38	799,750

			5,167,825

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – 2.4%
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
$687,372	0.533%	06/25/23	$688,571
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
1,058,470	0.573	02/25/26	1,061,420
BX Series 2021-MFM1, Class A(b) (1M USD LIBOR + 0.700%)
100,000	0.784	01/15/34	100,000
KKR Industrial Portfolio Trust Series 2021-KDIP, Class AKKR Industrial Portfolio Trust Series 2021-KDIP, Class A(b) (1M USD LIBOR + 0.550%)
460,000	0.634	12/15/37	460,144
Great Wolf Trust Series 2019-WOLF, Class A(b) (1M USD LIBOR + 1.034%)
600,000	1.118	12/15/36	601,159
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
492,881	0.453	04/25/24	493,565
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
1,713,170	0.453	05/25/24	1,716,622
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M USD LIBOR + 0.350%)
280,528	0.433	08/25/25	280,597
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
1,241,320	0.583	01/25/26	1,245,810

			6,647,888

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$11,815,713

Federal Agencies – 3.4%
Adjustable Rate FHLMC(a) – 0.5%
(3 Year CMT + 2.540%)
185,819	3.299	08/01/28	186,853
(6M CMT + 2.268%)
27,850	2.393	05/01/29	28,327
(COF + 1.250%)
4,209	4.013	06/01/29	4,457
7,933	1.593	04/01/30	8,050
(COF + 1.248%)
6,582	4.382	06/01/30	7,010
(12M MTA + 2.155%)
3,942	2.872	06/01/31	4,115
(12M USD LIBOR + 1.860%)
388,310	2.110	05/01/34	408,128
(12M USD LIBOR + 1.750%)
251,089	2.000	05/01/35	264,761
(3 Year CMT + 2.112%)
4,282	6.206	05/01/35	4,490
(1 Year CMT + 2.264%)
460,830	2.291	01/01/38	485,571

			1,401,762

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – 2.7%
(6M USD LIBOR + 1.750%)
2,563	2.000	02/01/23	2,573
(6M USD LIBOR + 1.925%)
17,734	2.175	01/01/24	17,921
(6M USD LIBOR + 1.925%)
32,109	2.081	03/01/24	32,450
(COF + 1.250%)
3,181	3.006	06/01/27	3,277
2,744	4.250	12/01/27	2,909
2,781	4.485	01/01/28	2,964
1,482	1.627	06/01/29	1,503
3,192	2.200	06/01/29	3,293
(1 Year CMT + 2.265%)
270,091	2.359	07/01/33	283,766
(1 Year CMT + 2.360%)
93,358	2.422	11/01/34	98,582
(COF + 1.253%)
1,454	3.995	05/01/36	1,534
(12M USD LIBOR + 2.001%)
442,290	2.379	03/01/37	467,940
(12M MTA + 1.400%)
24,389	1.499	06/01/40	24,936
(12M MTA + 1.200%)
3,199	1.299	02/01/41	3,252
(12M USD LIBOR + 1.735%)
5,944,071	2.116	02/01/41	6,281,567
(12M USD LIBOR + 1.550%)
116,348	1.800	09/01/44	121,375

			7,349,842

Adjustable Rate GNMA(a) – 0.2%
(1 Year CMT + 1.500%)
307,977	1.875	04/20/33	319,842
62,100	1.875	05/20/33	64,492
207,892	2.250	08/20/34	215,360

			599,694

FHLMC – 0.0%
4,824	7.000	05/01/22	4,874
5,339	7.000	06/01/22	5,353
181	4.500	05/01/23	186

			10,413

FNMA(a) – 0.0%
192	4.067	05/20/22	192
12,790	3.778	06/20/24	12,778

			12,970

GNMA – 0.0%
7,265	7.000	04/15/26	7,893

UMBS – 0.0%
89	7.000	11/01/21	89
355	7.000	12/01/21	355
393	7.000	01/01/22	393

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$184	7.000%	02/01/22	$184

			1,021

TOTAL FEDERAL AGENCIES			$9,383,595

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $69,119,303)			$69,253,886

Asset-Backed Securities(a) – 33.0%
Automotive – 0.5%
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
$1,500,000	0.584%	09/15/25	$1,507,718

Collateralized Loan Obligations(b) – 19.1%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,100,000	1.284	04/22/34	2,102,295
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
1,300,000	1.334	07/20/34	1,300,231
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M USD LIBOR + 1.150%)
4,000,000	1.350	04/15/34	4,001,220
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	1.182	01/28/31	3,601,786
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
2,983,185	1.392	09/20/29	2,984,050
CarVal CLO IV Ltd. Series 2021-1A, Class A1A(-1x 3M USD LIBOR + 1.180%)
2,600,000	1.318	07/20/34	2,601,570
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	1.324	07/17/34	5,005,370
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	1.134	01/20/31	3,000,912
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
5,950,000	1.104	04/18/31	5,950,916
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,185,043	0.876	04/15/29	5,185,230
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	1.210	07/15/33	1,000,163
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	1.205	04/26/31	2,600,728
Octagon Investment Partners 07/34 1 Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	1.253	07/15/34	1,000,735

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	1.288	07/02/35	2,501,795
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	1.424	01/18/32	6,702,332
Towd Point Mortgage Trust Series 2016-3, Class A1
33,338	2.250	04/25/56	33,430
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
1,400,000	1.461	07/20/32	1,402,888
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R (3M USD LIBOR + 1.170%)
1,750,000	1.344	07/20/32	1,750,578
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
40,400	1.064	04/17/27	40,404
Zais CLO 15, Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
475,000	1.454	07/28/32	475,038

			53,241,671

Credit Card – 10.3%
American Express Credit Account Master Trust Series 2017-2, Class A (1M USD LIBOR + 0.450%)
3,700,000	0.534	09/16/24	3,705,902
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M USD LIBOR + 0.620%)
8,100,000	0.704	04/22/26	8,189,802
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M USD LIBOR + 0.370%)
4,300,000	0.453	08/08/24	4,311,854
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 (1M USD LIBOR + 0.330%)
960,000	0.417	01/20/25	963,536
Discover Card Execution Note Trust Series 2017-A1, Class A1 (1M USD LIBOR + 0.490%)
375,000	0.574	07/15/24	375,501
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	0.604	07/15/24	11,241,992

			28,788,587

Student Loan – 3.1%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
585,788	1.236	09/25/40	587,229
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
894,064	0.786	02/25/39	892,975
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
25,960	0.829	08/25/48	26,023
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
839,773	1.179	05/25/34	843,328

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
$733,215	1.025%	07/25/45	$735,947
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
756,453	1.079	02/25/42	755,050
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
239,623	1.075	04/25/38	241,884
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
972,757	1.087	05/20/30	973,351
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
216,022	0.786	12/26/31	217,022
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
909,036	0.986	07/01/31	916,847
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
120,607	1.306	10/25/27	121,009
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
383,329	1.004	11/25/42	385,338
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
383,900	0.875	04/25/23	379,672
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
197,700	1.825	07/25/23	199,679
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
21,581	0.995	10/01/24	21,582
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,279,276	0.684	02/25/43	1,279,675

			8,576,611

TOTAL ASSET-BACKED SECURITIES
(Cost $91,807,459)			$92,114,587

Municipal Debt Obligations – 3.4%
Florida – 0.2%
County of Palm Beach FL Revenue Bonds Taxaable (Refunding) Series B
$635,000	0.500%	12/01/24	$629,981

Massachusetts(c) – 0.3%
Massachusetts School Building Revenue Bonds Taxaable (Refunding) Series B
815,000	0.618	08/15/23	818,836

Rhode Island(a)(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable – FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.000%)
242,183	0.786	10/02/28	243,021

Municipal Debt Obligations – (continued)
Tennessee – 0.3%
State of Tennessee GO Bonds Taxable (Refunding) Series B
1,015,000	0.386	11/01/23	1,015,643

Utah(a) – 1.9%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.000%)
5,246,365	0.836	12/26/31	5,262,927

Washington – 0.6%
Washington State GO Improvement & Power District Electric Systems Series 2021
1,620,000	0.210	08/01/23	1,615,156

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $9,600,118)			$9,585,564

U.S. Treasury Obligations(a) – 18.1%
United States Treasury Floating Rate Note
(3M Treasury money market yield + 0.055%)
$12,500,000	0.090%	07/31/22	$12,505,258
(3M Treasury money market yield + 0.055%)
12,500,000	0.090	10/31/22	12,505,551
(3M Treasury money market yield + 0.049%)
12,000,000	0.084	01/31/23	12,005,391
(3M Treasury money market yield + 0.034%)
13,500,000	0.069	04/30/23	13,502,787

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,505,190)			$50,518,987

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $221,032,070)			$221,473,024

Short-term Investments – 16.4%
Certificates of Deposit – 10.5%
Australia & New Zealand Banking Group Ltd.(a)(b) (SOFR + 0.120%)
$3,000,000	0.170%	02/28/22	$3,000,435
Bank of Montreal(a) (1M USD BSBY + 0.120%)
3,000,000	0.179	12/01/21	2,999,400
Bank of Nova Scotia(a)
(SOFR + 0.160%)
2,000,000	0.210	02/28/22	2,000,696
(SOFR + 0.180%)
2,500,000	0.230	05/11/22	2,500,988
Canadian Imperial Bank of Commerce(a) (3M USD LIBOR + 0.050%)
1,500,000	0.164	06/13/22	1,500,073
Credit Industriel ET Commercial (SOFR + 0.190%)
2,500,000	0.240 (a)	12/01/21	2,500,598
500,000	0.240	03/24/22	500,272
Credit Suisse New York
1,600,000	0.340	11/01/21	1,600,298

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Mizuho Bank Ltd.
$2,500,000	0.190%	02/28/22	$2,500,418
National Australia Bank Ltd.(a)(b) (FEDL01 + 0.150%)
2,500,000	0.510	05/24/22	2,500,787
Natixis SA(a) (3M USD LIBOR + 0.070%)
2,500,000	0.208	01/05/22	2,500,305
Standard Chartered Bank(a) (3M USD LIBOR + 0.060%)
2,500,000	0.182	03/18/22	2,500,117
Toronto-Dominion Bank(a) (FEDL01 + 0.160%)
2,500,000	0.240	06/20/22	2,501,258

			29,105,645

Commercial Paper(d) – 1.6%
Honeywell International, Inc.
1,545,000	0.000	05/20/22	1,543,636
Keurig Dr Pepper, Inc.
1,000,000	0.000	12/30/21	999,517
Skandinaviska Enskilda Banken AG
2,000,000	0.000	03/15/22	1,998,792

			4,541,945

Repurchase Agreements – 4.3%
Citibank N.A
12,000,000	0.060	10/01/21	12,000,000
Maturity Value: $12,000,020
Next Reset Date: 10/01/21
Collateralized by various Government and mortgage obligations, 0.625% to 3.500%, due 04/15/23 – 06/01/51. The aggregate market value of the collateral, including accrued interest, was $12,348,986

TOTAL SHORT-TERM INVESTMENTS
(Cost $45,641,947)			$45,647,590

TOTAL INVESTMENTS – 95.7%
(Cost $266,674,017)			$267,120,614

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%			11,975,437

NET ASSETS – 100.0%			$279,096,051

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
UMBS	—Uniform Mortgage Backed Securities

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	14	12/31/21	$3,080,766	$(1,688)
20 Year U.S. Treasury Bonds	2	12/21/21	318,438	(6,604)

Total				$(8,292)
Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	12/21/21	(191,063)	5,355
5 Year U.S. Treasury Notes	(69)	12/31/21	(8,469,211)	47,260
10 Year U.S. Treasury Notes	(12)	12/21/21	(1,579,313)	17,866

Total				$70,481

TOTAL FUTURES CONTRACTS				$62,189

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$19,400	$(2,031)	$6,519	$(8,550)

(a)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 95.0%
United States Treasury Bonds
$300,000	2.375%		11/15/49	$319,453
320,000	2.000		02/15/50	314,450
United States Treasury Inflation Indexed Bonds
15,280,969	2.125		02/15/40	22,738,026
21,948,288	1.375		02/15/44	30,137,170
17,619,080	0.750		02/15/45	21,674,961
11,069,100	1.000		02/15/48	14,687,658
1,952,532	1.000		02/15/49	2,618,270
8,072,911	0.125		02/15/51	8,852,446
United States Treasury Inflation Indexed Notes
34,175,695	0.125		01/15/23	35,330,883
54,438,684	0.500		04/15/24	58,127,500
32,874,510	0.125		10/15/24	35,162,373
2,304,880	0.250		01/15/25	2,476,210
16,379,625	0.125		04/15/25	17,570,390
15,654,008	0.375		07/15/25	17,078,562
4,078,098	0.625		01/15/26	4,500,897
11,761,492	0.125		04/15/26	12,733,629
18,686,888	0.125		07/15/26	20,384,747
18,192,839	0.375		01/15/27	20,088,490
14,059,836	0.375		07/15/27	15,642,181
14,496,460	0.500		01/15/28	16,233,096
19,584,434	0.750		07/15/28	22,429,775
47,564,880	0.875		01/15/29	54,971,186
8,430,169	0.250		07/15/29	9,379,780
15,543,452	0.125	(a)	07/15/30	17,147,714
15,267,179	0.125		01/15/31	16,763,700
16,600,409	0.125		07/15/31	18,288,855
United States Treasury Notes
5,500,000	0.750		03/31/26	5,461,758
5,840,000	0.875		09/30/26	5,808,975
6,950,000	3.125		11/15/28	7,811,148

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $483,426,028)				$514,734,283

Shares	Dividend Rate	Value

Investment Company(b) – 3.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,345,649	0.026%	$20,345,649
(Cost $20,345,649)

TOTAL INVESTMENTS – 98.8%
(Cost $503,771,677)		$535,079,932

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		6,645,225

NET ASSETS – 100.0%		$541,725,157

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
SOFR	—Secured Overnight Funding Rate

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	7	12/21/21	$1,337,438	$(47,816)
2 Year U.S. Treasury Notes	114	12/31/21	25,086,234	(15,223)
5 Year U.S. Treasury Notes	55	12/31/21	6,750,820	(26,565)
10 Year U.S. Treasury Notes	107	12/21/21	14,082,203	(89,346)

Total				$(178,950)
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(3)	12/21/21	(435,750)	6,606
20 Year U.S. Treasury Bonds	(50)	12/21/21	(7,960,937)	170,931

Total				$177,537

TOTAL FUTURES CONTRACTS				$(1,413)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
2.251(a)	3M LIBOR(a)	02/20/24	$13,700		$460,077	$57	$460,020
1M LIBOR + 0.090%(b)	3M LIBOR(b)	07/25/24	51,300		(5,372)	17,232	(22,604)
2.104(a)	3M LIBOR(a)	12/14/24	10,000		498,311	61	498,250
2.007(a)	3M LIBOR(a)	02/07/26	6,300		388,936	52	388,884
3M LIBOR(b)	1.250(d)	12/15/26	220	(c)	1,211	3,337	(2,126)
1.500(c)	3M LIBOR(b)	12/15/28	11,530	(c)	(99,164)	(265,845)	166,681
3M LIBOR(a)	2.103(a)	02/07/29	6,300		(435,800)	70	(435,870)
3M SOFR(e)	1.530(e)	09/22/31	11,720	(c)	(119,477)	1,476	(120,953)
1.630(e)	3M LIBOR(e)	09/22/36	14,130	(c)	143,132	4,648	138,484

TOTAL					$831,854	$(238,912)	$1,070,766

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(d)	Payments made semi-annually.
(e)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	BofA Securities LLC	$0.632	12/23/2021	5,450,000	$5,450,000	$5,434	$15,236	$(9,802)
6M IRS	Citibank NA	0.465	02/22/2022	5,670,000	5,670,000	2,280	7,220	(4,940)
6M IRS	Citibank NA	0.605	01/07/2022	5,520,000	5,520,000	4,943	15,994	(11,051)
6M IRS	Citibank NA	0.855	03/23/2022	5,450,000	5,450,000	22,460	24,822	(2,362)
1Y IRS	Deutsche Bank AG (London)	0.830	04/20/2022	10,090,000	10,090,000	37,066	72,858	(35,792)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	3,340,000	3,340,000	17,156	29,801	(12,645)

Total purchased option contracts				35,520,000	$35,520,000	$89,339	$165,931	$(76,592)
Written option contracts
Calls
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,770,000)	(1,770,000)	(7,129)	(15,236)	8,107
6M IRS	Citibank NA	0.849	02/22/2022	(1,790,000)	(1,790,000)	(1,866)	(7,218)	5,352
6M IRS	Citibank NA	1.124	01/07/2022	(1,790,000)	(1,790,000)	(3,819)	(15,968)	12,149
6M IRS	Citibank NA	1.406	03/23/2022	(1,770,000)	(1,770,000)	(18,065)	(24,821)	6,756
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(15,140,000)	(15,140,000)	(22,463)	(60,767)	38,304
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,760,000)	(1,760,000)	(20,353)	(29,804)	9,451
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(6,220,000)	(6,220,000)	(902)	(22,859)	21,957

Total written option contracts				(30,240,000)	$(30,240,000)	$(74,597)	$(176,673)	$102,076

TOTAL				5,280,000	$5,280,000	$14,742	$(10,742)	$25,484

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 51.3%
Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%		06/15/25	$4,658,288

Aerospace & Defense(a) – 1.4%
Howmet Aerospace, Inc.
1,265,000	6.875		05/01/25	1,480,050
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,433,125
The Boeing Co.
5,375,000	1.167		02/04/23	5,386,395
11,850,000	4.875		05/01/25	13,192,960
5,400,000	2.600		10/30/25	5,594,886

				35,087,416

Agriculture(a) – 0.3%
BAT International Finance PLC
8,000,000	1.668		03/25/26	8,004,000

Airlines(a) – 0.1%
Delta Air Lines, Inc.
1,960,000	3.800		04/19/23	2,033,500

Automotive – 2.8%
Clarios Global LP(a)(b)
2,538,000	6.750		05/15/25	2,680,762
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500		05/15/27	127,650
Ford Motor Co.(a)
56,000	9.000		04/22/25	67,343
Ford Motor Credit Co. LLC
1,500,000	3.813		10/12/21	1,499,993
4,105,000	2.979	(a)	08/03/22	4,150,997
600,000	4.140	(a)	02/15/23	615,016
650,000	3.096		05/04/23	660,559
285,000	4.375		08/06/23	296,745
250,000	4.687	(a)	06/09/25	268,490
General Motors Co.
6,064,000	5.400		10/02/23	6,614,914
General Motors Financial Co, Inc.
1,450,000	4.200		11/06/21	1,454,887
6,500,000	3.550		07/08/22	6,654,180
846,000	3.700	(a)	05/09/23	882,996
2,450,000	1.700		08/18/23	2,496,942
11,375,000	5.100	(a)	01/17/24	12,410,466
9,400,000	1.050		03/08/24	9,439,950
1,100,000	3.950	(a)	04/13/24	1,175,504
8,800,000	1.500	(a)	06/10/26	8,749,136
The Goodyear Tire & Rubber Co.(a)
3,235,000	9.500		05/31/25	3,550,412
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,359,177
3,775,000	0.750		11/23/22	3,787,835
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	972,000

				70,915,954

Banks – 14.2%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,560,003

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA
1,800,000	3.848		04/12/23	1,889,802
2,600,000	2.706		06/27/24	2,734,602
1,600,000	2.746		05/28/25	1,677,616
Bank of America Corp.
4,345,000	4.200		08/26/24	4,752,387
9,025,000	4.000		01/22/25	9,815,680
23,950,000	3.950		04/21/25	26,100,710
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,334,290
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,243,444
(SOFR + 0.910%)
15,175,000	0.981	(a)(c)	09/25/25	15,193,210
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
2,550,000	1.505		05/16/24	2,593,095
(3M USD LIBOR + 1.400%)
2,625,000	4.610		02/15/23	2,665,136
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,984,902
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,778,092
BNP Paribas SA(b)
10,000,000	4.375		09/28/25	10,980,300
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,361,558
BPCE SA(b)
2,921,000	4.000		09/12/23	3,107,097
850,000	2.375		01/14/25	878,016
(SOFR + 1.520%)
3,675,000	1.652	(a)(c)	10/06/26	3,678,381
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,104,453
CIT Group, Inc.(a)
125,000	4.750		02/16/24	133,594
(SOFR + 3.827%)
5,210,000	3.929	(c)	06/19/24	5,444,450
Citigroup, Inc.
5,065,000	3.500		05/15/23	5,305,334
1,525,000	3.875		03/26/25	1,657,111
1,375,000	4.400		06/10/25	1,521,410
1,800,000	4.600		03/09/26	2,034,684
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,823,125
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,105,349
(SOFR + 0.686%)
3,700,000	0.776	(a)(c)	10/30/24	3,713,394
(SOFR + 2.842%)
11,250,000	3.106	(a)(c)	04/08/26	11,944,462
Cooperatieve Rabobank UA
3,150,000	4.625		12/01/23	3,412,206
Credit Agricole SA
5,700,000	4.375		03/17/25	6,231,924
Credit Suisse AG
9,400,000	6.500	(b)	08/08/23	10,293,188
675,000	2.950		04/09/25	715,608

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
$2,100,000	4.207%		06/12/24	$2,217,705
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	9,786,144
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
1,525,000	2.222		09/18/24	1,562,805
Fifth Third Bancorp(a)
690,000	2.375		01/28/25	717,020
First Horizon Corp.(a)
2,735,000	3.550		05/26/23	2,855,231
1,500,000	4.000		05/26/25	1,636,380
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
1,300,000	1.125		05/18/24	1,314,469
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,726,182
ING Groep NV(b)
5,000,000	4.625		01/06/26	5,665,500
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(c)	07/01/26	4,759,643
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.730%)
7,490,000	3.559		04/23/24	7,839,483
(3M USD LIBOR + 0.890%)
350,000	3.797		07/23/24	369,999
(3M USD LIBOR + 1.000%)
2,950,000	4.023		12/05/24	3,161,309
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	5,124,816
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	9,054,088
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	6,542,023
Lloyds Banking Group PLC
4,400,000	4.050		08/16/23	4,685,340
1,525,000	4.500		11/04/24	1,673,733
(1 Year CMT + 1.100%)
3,275,000	1.326	(a)(c)	06/15/23	3,296,386
(3M USD LIBOR + 1.249%)
1,375,000	2.858	(a)(c)	03/17/23	1,390,496
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
2,100,000	1.340		01/12/27	2,082,318
Mitsubishi UFJ Financial Group, Inc.
3,425,000	3.407		03/07/24	3,643,892
3,025,000	1.412		07/17/25	3,040,095
Morgan Stanley, Inc.
1,125,000	4.875		11/01/22	1,178,674
6,250,000	4.100		05/22/23	6,599,687
5,000,000	5.000		11/24/25	5,713,350
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,430,645
(SOFR + 0.509%)
7,625,000	0.791	(a)(c)	01/22/25	7,629,956
(SOFR + 0.525%)
3,700,000	0.790	(a)(c)	05/30/25	3,689,455

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(SOFR + 0.720%)
4,025,000	0.985	%(a)(c)	12/10/26	3,954,321
(SOFR + 0.745%)
2,125,000	0.864	(a)(c)	10/21/25	2,120,899
(SOFR + 1.990%)
10,675,000	2.188	(a)(c)	04/28/26	11,022,471
Natwest Group PLC
3,454,000	6.000		12/19/23	3,820,991
(1 Year CMT + 2.150%)
1,325,000	2.359	(a)(c)	05/22/24	1,359,781
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,687,635
(3M USD LIBOR + 1.762%)
1,175,000	4.269	(a)(c)	03/22/25	1,267,978
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
9,700,000	1.089		03/15/25	9,718,818
Standard Chartered PLC(a)(b)(c) (1 year CMT + 0.780%)
2,275,000	0.991		01/12/25	2,267,925
(1 Year CMT + 1.170%)
3,175,000	1.319		10/14/23	3,195,415
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,229,375
(3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,289,025
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,939,264
4,275,000	0.948		01/12/26	4,204,121
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	214,788
380,000	5.250	(b)	02/05/25	372,828
530,000	6.500	(b)	01/08/26	540,600
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,016,260
Wells Fargo & Co.
6,063,000	4.480		01/16/24	6,572,231
(SOFR + 2.000%)
7,200,000	2.188	(a)(c)	04/30/26	7,434,288

				360,384,451

Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
9,900,000	3.650		02/01/26	10,863,369
Constellation Brands, Inc.
800,000	3.200	(a)	02/15/23	828,120
8,181,000	4.250		05/01/23	8,653,780

				20,345,269

Biotechnology – 0.3%
Gilead Sciences, Inc.(a)(c) (3M USD LIBOR + 0.520%)
2,925,000	0.652		09/29/23	2,925,439
Royalty Pharma PLC
3,700,000	0.750		09/02/23	3,711,803

				6,637,242

Building Materials(a) – 0.6%
Carrier Global Corp.
15,325,000	2.242		02/15/25	15,878,845

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
JELD-WEN, Inc.(b)
$125,000	4.875%		12/15/27	$129,844
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	120,606

				16,129,295

Chemicals – 0.8%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	958,824
International Flavors & Fragrances, Inc.(b)
1,075,000	0.697		09/15/22	1,077,956
5,225,000	1.230	(a)	10/01/25	5,182,521
Methanex Corp.(a)
3,500,000	4.250		12/01/24	3,696,875
OCI NV(a)(b)
1,161,000	4.625		10/15/25	1,219,050
Sasol Financing International Ltd.
400,000	4.500		11/14/22	409,500
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	472,303
SPCM SA(a)(b)
1,650,000	3.125		03/15/27	1,652,063
Tronox, Inc.(a)(b)
4,400,000	6.500		05/01/25	4,614,500

				19,283,592

Commercial Services – 1.0%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	3,970,962
3,175,000	1.200		03/01/26	3,142,869
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,499,435
2,475,000	3.625		05/01/24	2,633,202
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
7,400,000	5.250		04/15/24	7,871,750
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,142,250

				24,260,468

Computers(a) – 1.9%
Dell International LLC/EMC Corp.
10,827,000	5.450		06/15/23	11,620,511
4,775,000	4.000		07/15/24	5,165,929
10,665,000	5.850		07/15/25	12,404,782
EMC Corp.
2,960,000	3.375		06/01/23	3,052,500
Hewlett Packard Enterprise Co.
800,000	4.400		10/15/22	827,032
475,000	2.250		04/01/23	486,661
4,998,000	4.450		10/02/23	5,354,357
3,100,000	1.450		04/01/24	3,149,383
700,000	4.650		10/01/24	773,094
NetApp, Inc.
1,300,000	1.875		06/22/25	1,331,954
Western Digital Corp.
2,770,000	4.750		02/15/26	3,064,313

				47,230,516

Corporate Obligations – (continued)
Diversified Financial Services – 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,500,000	4.125		07/03/23	1,579,770
640,000	6.500		07/15/25	742,739
Air Lease Corp.
1,975,000	3.500		01/15/22	1,992,044
5,000,000	2.625	(a)	07/01/22	5,072,850
2,375,000	2.250		01/15/23	2,426,704
3,586,000	2.750	(a)	01/15/23	3,681,065
1,500,000	2.300	(a)	02/01/25	1,539,360
1,100,000	3.375	(a)	07/01/25	1,168,112
5,175,000	1.875	(a)	08/15/26	5,159,475
Ally Financial, Inc.
1,975,000	4.125		02/13/22	2,002,135
1,300,000	4.625		05/19/22	1,333,982
12,175,000	1.450	(a)	10/02/23	12,361,277
Aviation Capital Group LLC(a)(b)
1,725,000	1.950		01/30/26	1,719,618
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,040,180
3,925,000	5.500		01/15/23	4,130,395
1,075,000	3.950		07/01/24	1,140,844
2,075,000	2.875		02/15/25	2,134,553
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
3,775,000	2.014		01/27/23	3,794,592
Capital One Financial Corp.(a)
850,000	3.900		01/29/24	910,061
GE Capital Funding LLC(a)
3,600,000	3.450		05/15/25	3,883,356
GE Capital International Funding Co.
10,000,000	3.373		11/15/25	10,838,200
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	360,050
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	266,625
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,172,643
Jefferies Group LLC
3,325,000	5.125		01/20/23	3,516,387
LD Holdings Group LLC(a)(b)
3,610,000	6.500		11/01/25	3,600,975
Navient Corp.
915,000	5.500		01/25/23	956,175
OneMain Finance Corp.
4,285,000	5.625		03/15/23	4,499,250
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	932,049
PennyMac Financial Services, Inc.(a)(b)
2,160,000	5.375		10/15/25	2,219,400
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,075,020

				88,249,886

Distribution & Wholesale(a)(b) – 0.1%
Performance Food Group, Inc.
3,020,000	6.875		05/01/25	3,197,425

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.7%
Avangrid, Inc.(a)
$1,375,000	3.200%		04/15/25	$1,465,076
Berkshire Hathaway Energy Co.(a)
1,225,000	4.050		04/15/25	1,347,035
DTE Energy Co.
645,000	2.250		11/01/22	657,823
3,375,000	1.050	(a)	06/01/25	3,347,494
Enel Finance International NV(a)(b)
7,875,000	1.375		07/12/26	7,823,182
Entergy Corp.(a)
2,800,000	0.900		09/15/25	2,750,384
ITC Holdings Corp.(a)
4,050,000	2.700		11/15/22	4,144,203
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,816,908
2,855,000	5.250		06/15/29	3,037,006
Pacific Gas & Electric Co.(a)
5,575,000	1.750		06/16/22	5,567,697
Southern Power Co.(a)
1,450,000	0.900		01/15/26	1,422,754
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550		07/15/24	3,498,565
2,965,000	5.000		07/31/27	3,053,950

				42,932,077

Electrical Components & Equipment(a)(b) – 0.1%
Wesco Distribution, Inc.
2,845,000	7.125		06/15/25	3,044,150

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
197,000	3.850		03/29/26	200,177

Engineering & Construction(a) – 0.1%
AECOM
2,750,000	5.125		03/15/27	3,045,625

Entertainment(a)(b) – 0.3%
Banijay Entertainment SASU
930,000	5.375		03/01/25	957,900
Caesars Entertainment, Inc.
1,895,000	6.250		07/01/25	1,994,488
Caesars Resort Collection LLC/CRC Finco, Inc.
4,410,000	5.750		07/01/25	4,636,012

				7,588,400

Environmental(a)(b) – 0.4%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,991,550
4,860,000	5.125		12/15/26	5,103,000

				9,094,550

Food & Drug Retailing – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(a)(b)
3,630,000	3.250		03/15/26	3,693,525
110,000	7.500		03/15/26	118,800
B&G Foods, Inc.(a)
2,050,000	5.250		04/01/25	2,103,812

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
General Mills, Inc.(c) (3M USD LIBOR + 1.010%)
2,175,000	1.144		10/17/23	2,211,888
Lamb Weston Holdings, Inc.(a)(b)
1,930,000	4.625		11/01/24	1,975,838
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,356,666
Sysco Corp.(a)
1,000,000	5.650		04/01/25	1,149,510
US Foods, Inc.(a)(b)
1,055,000	6.250		04/15/25	1,107,750

				14,717,789

Gaming – 0.3%
Champion Path Holdings Ltd.(a)
1,230,000	4.500		01/27/26	1,254,600
MGM Resorts International
625,000	7.750		03/15/22	640,625
2,040,000	6.750	(a)	05/01/25	2,157,300
3,511,000	5.750	(a)	06/15/25	3,831,379

				7,883,904

Gas(a) – 0.4%
NiSource, Inc.
11,050,000	0.950		08/15/25	10,915,853

Healthcare Providers & Services – 0.4%
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,988,464
Children’s Hospital of Orange County
934,000	0.650		11/01/23	930,663
HCA, Inc.
3,384,000	5.875		05/01/23	3,629,340
1,330,000	5.375		02/01/25	1,484,613
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,441,299
Tenet Healthcare Corp.
500,000	6.750		06/15/23	538,125

				11,012,504

Household Products(a) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	117,135

Housewares(a) – 0.1%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	3,053,925

Insurance – 0.5%
American International Group, Inc.
1,875,000	4.125		02/15/24	2,024,362
2,000,000	2.500	(a)	06/30/25	2,094,240
Athene Global Funding(b)
1,875,000	0.950		01/08/24	1,883,981
1,725,000	1.450		01/08/26	1,729,382
Equitable Financial Life Global Funding(b)
1,550,000	1.400		07/07/25	1,558,138
Great-West Lifeco US Finance 2020 LP(a)(b)
2,000,000	0.904		08/12/25	1,968,340

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reliance Standard Life Global Funding II(b)
$1,025,000	2.150%		01/21/23	$1,047,181

				12,305,624

Internet – 1.3%
eBay, Inc.(a)
4,825,000	1.400		05/10/26	4,838,606
Expedia Group, Inc.(a)
14,850,000	3.600		12/15/23	15,716,943
1,675,000	4.500		08/15/24	1,819,285
1,790,000	5.000		02/15/26	2,021,716
Netflix, Inc.
3,265,000	5.875		02/15/25	3,709,856
Uber Technologies, Inc.(a)(b)
4,340,000	7.500		05/15/25	4,627,525

				32,733,931

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
345,000	2.400		06/15/25	359,086

Lodging(a) – 0.1%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,755,237

Machinery – Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	133,750

Machinery-Diversified(a) – 0.4%
Husky III Holding Ltd.(b)(d) (PIK 13.750%, Cash 13.000%)
1,104,000	13.000		02/15/25	1,174,380
Mueller Water Products, Inc.(b)
2,985,000	4.000		06/15/29	3,082,012
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,131,240
(3M USD LIBOR + 0.450%)
3,000,000	0.595	(c)	04/05/23	2,997,660

				11,385,292

Media – 2.0%
AMC Networks, Inc.(a)
4,486,000	4.750		08/01/25	4,598,150
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,580,719
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,691,794
2,900,000	4.500		02/01/24	3,136,843
8,925,000	4.908		07/23/25	10,032,592
(3M USD LIBOR + 1.650%)
1,275,000	1.776	(c)	02/01/24	1,310,407
Comcast Corp.(a)
2,275,000	3.100		04/01/25	2,433,840
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,152,875
4,120,000	5.250		06/01/24	4,398,100
DISH DBS Corp.
410,000	5.875		07/15/22	421,788

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp. – (continued)
5,065,000	5.875		11/15/24	5,444,875
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	122,550
Time Warner Entertainment Co. LP
9,179,000	8.375		03/15/23	10,192,270

				49,516,803

Mining – 0.2%
Glencore Funding LLC(a)(b)
625,000	3.000		10/27/22	640,094
4,200,000	1.625		09/01/25	4,216,968
Vedanta Resources Finance II PLC(a)(b)
340,000	8.950		03/11/25	339,150
Vedanta Resources Ltd.
220,000	7.125		05/31/23	210,485
400,000	6.125	(a)	08/09/24	357,200

				5,763,897

Miscellaneous Manufacturing(a) – 0.1%
Hillenbrand, Inc.
890,000	5.750		06/15/25	937,838
Parker-Hannifin Corp.
625,000	2.700		06/14/24	656,206

				1,594,044

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	1,073,320
1,130,000	3.798		05/17/31	1,171,799

				2,245,119

Office(a)(b) – 0.2%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,719,750

Oil Field Services – 1.5%
Canadian Natural Resources Ltd.(a)
1,400,000	2.950		01/15/23	1,440,768
1,875,000	2.050		07/15/25	1,920,544
Continental Resources, Inc.(a)
6,800,000	3.800		06/01/24	7,123,000
Devon Energy Corp.(a)(b)
120,000	5.250		09/15/24	132,785
EQT Corp.(a)
2,625,000	6.625		02/01/25	2,999,062
Exxon Mobil Corp.(a)
1,850,000	2.992		03/19/25	1,973,266
Marathon Petroleum Corp.(a)
4,338,000	4.500		05/01/23	4,584,789
4,200,000	4.750		12/15/23	4,537,764
Petroleos Mexicanos(a)(b)
210,000	6.875		10/16/25	229,950
Phillips 66(a)
3,200,000	0.900		02/15/24	3,200,192
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,493,867
TechnipFMC PLC(a)(b)
3,860,000	6.500		02/01/26	4,139,850

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean Sentry Ltd.(a)(b)
$1,746,047	5.375%	05/15/23	$1,715,491
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875	04/01/26	124,500

			37,615,828

Packaging(a)(b) – 0.4%
Berry Global, Inc.
5,500,000	0.950	02/15/24	5,506,050
3,200,000	1.570	01/15/26	3,201,184
Silgan Holdings, Inc.
1,925,000	1.400	04/01/26	1,896,086

			10,603,320

Pharmaceuticals(a) – 1.8%
AbbVie, Inc.
7,800,000	3.850	06/15/24	8,389,368
16,250,000	2.600	11/21/24	17,081,512
Bausch Health Americas, Inc.(b)
110,000	9.250	04/01/26	117,700
Bausch Health Cos., Inc.(b)
599,000	6.125	04/15/25	610,231
Bayer US Finance II LLC(b)(c)(3M USD LIBOR + 1.010%)
4,150,000	1.126	12/15/23	4,199,800
Becton Dickinson & Co.
544,000	3.363	06/06/24	578,288
5,800,000	3.734	12/15/24	6,270,554
Elanco Animal Health, Inc.
500,000	5.272	08/28/23	531,273
Herbalife Nutrition Ltd./HLF Financing, Inc.(b)
4,535,000	7.875	09/01/25	4,886,463
McKesson Corp.
675,000	2.700	12/15/22	689,823
PRA Health Sciences, Inc.(b)
3,144,000	2.875	07/15/26	3,171,510

			46,526,522

Pipelines(a) – 2.3%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	3,022,819
DCP Midstream Operating LP
2,690,000	5.625	07/15/27	3,059,875
Energy Transfer LP
10,075,000	3.600	02/01/23	10,384,504
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500	11/01/23	159,741
EQM Midstream Partners LP
1,265,000	4.750	07/15/23	1,321,925
Kinder Morgan, Inc.(b)
4,550,000	5.625	11/15/23	4,955,814
MPLX LP
2,050,000	3.500	12/01/22	2,114,637
2,530,000	4.500	07/15/23	2,678,132
1,225,000	4.875	12/01/24	1,356,847
8,300,000	1.750	03/01/26	8,350,381

Corporate Obligations – (continued)
Pipelines(a) – (continued)
NGPL PipeCo LLC(b)
410,000	4.875	08/15/27	466,260
NuStar Logistics LP
6,820,000	5.750	10/01/25	7,348,550
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850	01/31/23	4,216,657
Sabine Pass Liquefaction LLC
4,275,000	6.250	03/15/22	4,323,820
225,000	5.625	04/15/23	239,105
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	3,039,600
The Williams Cos., Inc.
2,025,000	3.600	03/15/22	2,043,306

			59,081,973

Real Estate(a) – 0.3%
Kaisa Group Holdings Ltd.
200,000	9.375	06/30/24	154,000
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
6,435,000	7.625	06/15/25	6,869,363
Sunac China Holdings Ltd.
200,000	6.500	01/10/25	162,000
Yuzhou Group Holdings Co. Ltd.
200,000	6.000	10/25/23	154,000
200,000	7.700	02/20/25	143,000
Zhenro Properties Group Ltd.
200,000	6.700	08/04/26	164,000

			7,646,363

Real Estate Investment Trust(a) – 1.4%
American Tower Corp.
1,325,000	3.375	05/15/24	1,409,919
1,150,000	2.400	03/15/25	1,195,828
1,400,000	1.300	09/15/25	1,400,980
Crown Castle International Corp.
1,750,000	1.350	07/15/25	1,758,033
8,300,000	4.450	02/15/26	9,293,095
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4,830,000	5.625	05/01/24	5,246,587
National Retail Properties, Inc.
435,000	3.900	06/15/24	466,733
SL Green Operating Partnership LP
2,575,000	3.250	10/15/22	2,639,375
Ventas Realty LP
1,375,000	3.500	04/15/24	1,463,550
VEREIT Operating Partnership LP
4,265,000	4.600	02/06/24	4,602,148
VICI Properties LP/VICI Note Co., Inc.(b)
4,590,000	3.500	02/15/25	4,681,800
WP Carey, Inc.
285,000	4.600	04/01/24	309,111
230,000	4.000	02/01/25	249,727

			34,716,886

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – 0.5%
Lowe’s Cos, Inc.
$7,825,000	4.000%	04/15/25	$8,577,765
Nordstrom, Inc.
3,000,000	2.300	04/08/24	3,002,358
Yum! Brands, Inc.(b)
1,875,000	7.750	04/01/25	2,001,562

			13,581,685

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society
(3M USD LIBOR + 1.064%)
3,206,000	3.766	03/08/24	3,344,339
(3M USD LIBOR + 1.181%)
2,075,000	3.622	04/26/23	2,111,707

			5,456,046

Semiconductors – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
9,580,000	3.625	01/15/24	10,161,123
Broadcom, Inc.(a)
5,250,000	3.625	10/15/24	5,669,790
6,625,000	4.700	04/15/25	7,373,625
Microchip Technology, Inc.
1,800,000	2.670	09/01/23	1,866,636
NXP B.V./NXP Funding LLC(b)
1,600,000	3.875	09/01/22	1,648,224
2,440,000	4.625	06/01/23	2,597,234
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
250,000	2.700	05/01/25	261,382
Skyworks Solutions, Inc.(a)
2,425,000	1.800	06/01/26	2,454,051

			32,032,065

Software(a) – 0.8%
Fair Isaac Corp.(b)
2,705,000	5.250	05/15/26	3,063,412
Fidelity National Information Services, Inc.
4,025,000	1.150	03/01/26	3,990,626
Infor, Inc.(b)
1,025,000	1.450	07/15/23	1,036,531
1,075,000	1.750	07/15/25	1,089,889
Oracle Corp.
2,825,000	2.500	04/01/25	2,955,741
PTC, Inc.(b)
2,085,000	3.625	02/15/25	2,121,488
Roper Technologies, Inc.
975,000	2.350	09/15/24	1,020,445
The Dun & Bradstreet Corp.(b)
3,407,000	10.250	02/15/27	3,675,301
VMware, Inc.
2,575,000	1.000	08/15/24	2,583,704

			21,537,137

Telecommunication Services – 3.1%
AT&T, Inc.(a)
1,850,000	4.450	04/01/24	2,004,623
11,320,000	3.950	01/15/25	12,359,176

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
5,150,000	3.400	05/15/25	5,552,163
CommScope Technologies LLC(a)(b)
112,000	6.000	06/15/25	113,400
Level 3 Financing, Inc.(a)
1,925,000	5.375	05/01/25	1,965,906
Lumen Technologies, Inc(a)
1,005,000	7.500	04/01/24	1,108,012
Qwest Corp.
650,000	6.750	12/01/21	655,727
SoftBank Group Corp.(a)
200,000	5.125	09/19/27	202,500
Sprint Communications, Inc.
770,000	6.000	11/15/22	809,463
Sprint Corp.
2,840,000	7.875	09/15/23	3,173,700
T-Mobile USA, Inc.(a)
9,750,000	4.000	04/15/22	9,871,875
21,574,000	3.500	04/15/25	23,224,627
5,450,000	1.500	02/15/26	5,470,110
2,614,000	2.250	02/15/26	2,643,225
Telecom Italia SpA(b)
5,615,000	5.303	05/30/24	6,041,639
Verizon Communications, Inc.(a)
2,650,000	0.850	11/20/25	2,623,579

			77,819,725

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,815,000	5.875	12/15/27	3,047,238

Transportation(a) – 0.1%
United Parcel Service, Inc.
1,925,000	3.900	04/01/25	2,107,356

Trucking & Leasing(a)(b) – 0.2%
Penske Truck Leasing Co LP/PTL Finance Corp.
4,950,000	1.200	11/15/25	4,896,194
SMBC Aviation Capital Finance DAC
1,200,000	3.550	04/15/24	1,270,692

			6,166,886

TOTAL CORPORATE OBLIGATIONS
(Cost $1,286,382,875)			$1,300,474,954

Mortgage-Backed Obligations – 13.3%
Collateralized Mortgage Obligations – 2.3%
Interest Only(e) – 0.8%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$363,212	5.916%	05/15/41	$54,807
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
321,697	5.966	03/15/44	48,387
FHLMC REMIC Series 4320, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
2,415	6.016	07/15/39	438

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
FHLMC REMIC Series 4468, Class SY(c) (-1x 1M USD LIBOR + 6.100%)
$534,847	6.016%	05/15/45	$100,306
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
359,524	5.916	05/15/46	62,255
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
746,079	6.014	08/25/49	132,209
FHLMC REMIC Series 4929, Class SC(c) (-1X 1M USD LIBOR + 6.050%)
680,468	5.964	10/25/48	102,063
FHLMC REMIC Series 4980, Class KI
7,226,578	4.500	06/25/50	1,077,520
FHLMC REMIC Series 4991, Class IE
3,511,363	5.000	07/25/50	482,685
FHLMC REMIC Series 4998, Class GI
4,611,089	4.000	08/25/50	729,821
FHLMC REMIC Series 5009, Class DI
2,346,348	2.000	09/25/50	255,308
FHLMC REMIC Series 5012, Class DI
918,669	4.000	09/25/50	144,821
FHLMC REMIC Series 5020, Class IH
2,199,049	3.000	08/25/50	283,851
FHLMC STRIPS Series 304, Class C45
4,893	3.000	12/15/27	270
FNMA REMIC Series 2010-135, Class AS(c) (-1x 1M USD LIBOR + 5.950%)
99,127	5.864	12/25/40	15,712
FNMA REMIC Series 2016-1, Class SJ(c) (-1x 1M USD LIBOR + 6.150%)
498,582	6.064	02/25/46	86,041
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
604,754	6.014	05/25/47	114,300
FNMA REMIC Series 2017-86, Class SB(c) (-1x 1M USD LIBOR + 6.150%)
425,591	6.064	11/25/47	77,363
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
2,525,050	2.500	03/25/48	153,523
FNMA REMIC Series 2020-49, Class IO
543,432	4.000	07/25/50	83,712
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
3,826,604	6.014	07/25/50	740,106
FNMA REMIC Series 2020-60, Class KI
2,520,811	2.000	09/25/50	269,105
FNMA REMIC Series 2020-60, Class NI
853,172	4.000	09/25/50	134,496
FNMA REMIC Series 2020-62, Class GI
3,935,330	4.000	06/25/48	650,622
GNMA REMIC Series 2020-61, Class SW(c) (-1X 1M USD LIBOR + 6.050%)
3,336,165	5.963	08/20/49	478,935

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
335,738	5.963	08/20/43	67,295
GNMA REMIC Series 2013-152, Class TS(c) (-1x 1M USD LIBOR + 6.100%)
125,415	6.013	06/20/43	23,405
GNMA REMIC Series 2014-117, Class SJ(c) (-1x 1M USD LIBOR + 5.600%)
942,234	5.513	08/20/44	167,616
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
290,046	6.013	10/20/43	31,445
GNMA REMIC Series 2014-162, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
126,853	5.513	11/20/44	19,895
GNMA REMIC Series 2015-111, Class IM
413,918	4.000	08/20/45	49,843
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
224,986	6.163	09/20/45	42,979
GNMA REMIC Series 2015-95, Class GI
8,130	4.500	07/16/45	1,506
GNMA REMIC Series 2016-109, Class IH
1,097,214	4.000	10/20/45	125,566
GNMA REMIC Series 2016-27, Class IA
153,143	4.000	06/20/45	14,341
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
229,516	5.573	07/20/47	34,613
GNMA REMIC Series 2018-105, Class SC(c) (-1x 1M USD LIBOR + 6.200%)
178,919	6.113	08/20/48	25,585
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
527,291	6.113	09/20/48	95,219
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
499,019	6.113	09/20/48	77,344
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
514,984	6.063	10/20/48	72,184
GNMA REMIC Series 2018-147, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
2,667,589	6.113	10/20/48	434,257
GNMA REMIC Series 2018-72, Class IB
7,323	4.000	04/20/46	1,010
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
527,469	5.963	01/20/49	74,730
GNMA REMIC Series 2019-110, Class PS(c) (-1X 1M USD LIBOR + 6.050%)
4,868,503	5.963	09/20/49	873,906
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
572,610	6.013	09/20/49	82,805

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
$560,404	6.013%	09/20/49	$75,546
GNMA REMIC Series 2019-128, Class IO
915,931	4.000	10/20/49	119,140
GNMA REMIC Series 2019-129, Class AI
92,157	3.500	10/20/49	11,746
GNMA REMIC Series 2019-151, Class IA
122,216	3.500	12/20/49	14,989
GNMA REMIC Series 2019-151, Class NI
2,221,167	3.500	10/20/49	220,809
GNMA REMIC Series 2019-153, Class EI
16,919,114	4.000	12/20/49	2,387,972
GNMA REMIC Series 2019-153, Class SC(c) (-1X 1M USD LIBOR + 6.050%)
432,153	5.963	12/20/49	67,343
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
1,147,681	3.703	02/20/49	89,422
GNMA REMIC Series 2019-4, Class SJ(c) (-1x 1M USD LIBOR + 6.050%)
471,466	5.963	01/20/49	73,044
GNMA REMIC Series 2019-69, Class S(c) (-1x 1M USD LIBOR + 3.270%)
1,406,169	3.183	06/20/49	92,835
GNMA REMIC Series 2019-78, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
247,795	6.013	06/20/49	35,329
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
420,960	6.013	08/20/49	63,848
GNMA REMIC Series 2020-11, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
7,665,482	5.963	01/20/50	1,263,919
GNMA REMIC Series 2020-146, Class IM
528,842	2.500	10/20/50	64,717
GNMA REMIC Series 2020-146, Class KI
5,310,822	2.500	10/20/50	538,732
GNMA REMIC Series 2020-151, Class MI
8,717,228	2.500	10/20/50	1,038,541
GNMA REMIC Series 2020-173, Class AI
1,444,358	2.500	11/20/50	71,739
GNMA REMIC Series 2020-21, Class SA(c) (-1x 1M USD LIBOR + 6.050%)
1,934,219	5.963	02/20/50	332,595
GNMA REMIC Series 2020-55, Class AS(c) (-1x 1M USD LIBOR + 6.050%)
12,079,236	5.963	04/20/50	2,147,032
GNMA REMIC Series 2020-55, Class IO
9,643,036	3.500	04/20/50	1,268,689
GNMA REMIC Series 2020-61, Class GI
3,714,549	5.000	05/20/50	391,244
GNMA REMIC Series 2020-78, Class DI
2,430,690	4.000	06/20/50	272,418
GNMA REMIC Series 2020-79, Class AI
275,260	4.000	06/20/50	32,782

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA Series 2019-111, Class AS(c) (-1X 1M USD LIBOR + 6.150%)
2,661,171	6.063	01/20/49	381,682
GNMA Series 2019-78, Class SA(c) (-1X 1M USD LIBOR + 6.050%)
4,727,511	5.963	06/20/49	774,293
GNMA Series 2020-55, Class PI
1,064,098	3.500	04/20/50	139,568

			20,564,174

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M USD LIBOR + 0.350%)
11,314	0.436	04/25/37	11,367

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4619, Class NA
1,045,178	3.000	03/15/44	1,105,253
FHLMC REMIC Series 4630, Class MC
749,218	4.000	08/15/54	795,763
FHLMC REMIC Series 4649, Class ML
5,275,683	4.000	11/15/54	5,601,057
FNMA REMIC Series 2012-111, Class B
14,219	7.000	10/25/42	16,716
FNMA REMIC Series 2012-153, Class B
49,278	7.000	07/25/42	59,039

			7,577,828

Sequential Floating Rate(b)(c) – 1.2%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
1,400,000	1.550	06/25/31	1,402,449
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1 (1M USD LIBOR + 2.500%)
1,130,000	2.586	02/25/50	1,128,333
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
1,776,132	1.936	02/25/50	1,790,202
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1 (1M USD LIBOR + 5.100%)
605,000	5.186	06/25/50	630,713
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
955,620	3.836	08/25/50	964,579
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
2,710,000	4.850	10/25/50	2,892,468
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR30A + 2.800%)
1,774,531	2.850	10/25/50	1,795,508
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1 (SOFR30A + 3.000%)
2,415,000	3.050	12/25/50	2,444,375
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
1,152,052	3.236	09/25/50	1,159,983

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
$270,000	1.850%	01/25/51		$270,588
FHLMC STACR REMIC Trust Series 2021-DNA5, Class B1 (SOFR30A + 3.050%)
780,000	3.100	01/25/34		796,629
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1 (SOFR30A + 3.000%)
3,530,000	3.050	08/25/33		3,574,700
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
2,510,000	2.100	12/25/33		2,533,392
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class B1 (SOFR30A + 4.000%)
2,728,000	4.050	11/25/50		2,858,182
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
4,280,000	2.650	11/25/50		4,334,530
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
132,789	3.750	05/28/52		140,809

				28,717,440

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$56,870,809

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate(b) – 0.4%
BANK Series 2017-BNK9, Class D
$700,000	2.800%	11/15/54		$645,160
BANK Series 2018-BK15, Class D
1,170,000	3.000	11/15/61		1,009,658
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
1,200,000	2.500	11/15/52		988,487
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50		1,346,771
JPMBD Commercial Mortgage Series 2017-C7, Class D
980,000	3.000	10/15/50		911,497
Morgan Stanley Capital I Trust Series 2018-L1, Class D
2,200,000	3.000	10/15/51		2,001,062
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
1,000,000	3.000	07/15/50		910,813
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
1,748,000	3.401	03/15/50		1,674,441
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60		830,519

				10,318,408

Sequential Floating Rate – 0.3%
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C(c)
1,200,000	4.908	02/10/49		1,248,414
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C(c)
1,949,000	4.514	09/15/48		2,037,484

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)(c)
1,000,000	3.360	06/10/50		937,318
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(b)(c)
550,000	4.282	07/15/50		556,387
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(b)
500,000	3.060	10/15/48		484,870
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D(b)(c)
2,319,000	3.262	12/15/59		2,093,732

				7,358,205

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$17,676,613

Federal Agencies – 10.3%
GNMA – 4.9%
$2,150,184	4.500%	08/20/47		$2,328,565
378,789	5.000	03/20/48		410,553
252,166	5.000	08/20/48		272,664
621,324	4.500	09/20/48		664,763
833,418	5.000	11/20/48		900,451
1,743,794	4.500	12/20/48		1,864,892
3,817,215	5.000	12/20/48		4,123,043
3,177,937	4.500	01/20/49		3,398,629
5,109,990	5.000	01/20/49		5,518,594
1,876,088	4.500	03/20/49		2,006,666
520,461	5.000	03/20/49		561,915
48,214	5.000	04/20/49		52,031
75,661	5.000	08/20/49		81,615
994,718	4.500	10/20/49		1,062,792
1,926,327	5.000	12/20/49		2,088,731
111,308	5.000	02/20/50		120,643
31,883,687	2.500	08/20/51		32,941,682
35,000,000	2.000	TBA-30yr	(f)	35,494,014
31,000,000	2.500	TBA-30yr	(f)	32,001,873

				125,894,116

UMBS – 1.4%
7,445	5.000	12/01/22		7,576
8,929	5.000	05/01/23		9,773
11,000	5.000	03/01/25		12,073
7,818	5.000	11/01/26		8,639
7,642	5.000	07/01/27		8,461
148,865	4.500	07/01/47		162,606
665,879	5.000	01/01/48		733,498
877,610	4.500	02/01/48		954,300
405,962	5.000	04/01/48		445,450
5,780,818	4.500	05/01/48		6,255,264
2,130,988	4.500	06/01/48		2,298,891
1,351,911	4.500	07/01/48		1,463,673
351,685	4.500	08/01/48		380,329
2,167,346	4.500	09/01/48		2,343,824
118,635	4.500	12/01/48		128,010
406,988	4.500	01/01/49		438,864
787,486	4.500	01/01/49		849,656

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$453,240	4.500%	02/01/49	$488,739
12,326,654	4.500	03/01/49	13,291,724
3,545,917	4.500	04/01/49	3,843,748
321,249	4.500	04/01/49	347,132
139,113	4.500	09/01/49	151,093
73,638	4.500	09/01/49	79,498
585,011	4.500	02/01/50	631,927
93,990	4.500	03/01/50	102,084

			35,436,832

UMBS, 30 Year, Single Family(f) – 4.0%
28,000,000	2.000	TBA-30yr	28,042,374
37,000,000	3.500	TBA-30yr	39,154,947
25,000,000	4.500	TBA-30yr	27,036,130
6,000,000	5.000	TBA-30yr	6,596,450

			100,829,901

TOTAL FEDERAL AGENCIES			$262,160,849

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $334,440,237)			$336,708,271

Asset-Backed Securities – 10.0%
Automotive – 1.4%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%	09/15/26	$3,923,156
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
2,785,000	2.900	04/15/26	2,938,900
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
2,200,000	0.560	03/20/25	2,201,527
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
5,400,000	0.660	03/20/25	5,409,571
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
10,200,000	0.600	09/22/25	10,186,663
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
7,175,000	0.390	04/22/24	7,180,591
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
1,400,000	0.500	08/20/25	1,401,000
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
2,250,000	0.420	10/21/24	2,250,078

			35,491,486

Collateralized Loan Obligations(b) – 8.2%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(c) (3M USD LIBOR + 1.200%)
7,600,000	1.334	07/20/34	7,601,353
Apex Credit CLO II LLC Series 2020-1A, Class A1N(c) (3M USD LIBOR + 1.570%)
5,000,000	1.704	10/20/31	5,005,100
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A(c) (3M USD LIBOR + 1.200%)
8,200,000	1.320	10/20/34	8,200,000
Barings CLO Ltd. IV Series 2020-4A, Class D1(c) (3M USD LIBOR + 3.700%)
2,250,000	3.834	01/20/32	2,255,942

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
BSPRT Issuer Ltd. Series 2018 FL4, Class A(c) (1M USD LIBOR + 1.050%)
1,959,140	1.134	09/15/35	1,959,142
Cathedral Lake VII Ltd. Series 2021-7RA, Class C(c) (3M USD LIBOR + 2.570%)
1,825,000	2.696	01/15/32	1,791,809
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(c) (3M USD LIBOR + 4.280%)
3,500,000	4.406	01/15/32	3,424,554
Crown City CLO I Series 2020-1A, Class A1AR(c) (3M USD LIBOR + 1.190%)
2,500,000	1.336	07/20/34	2,501,345
Crown City CLO II Series 2020-2A, Class C(c) (3M USD LIBOR + 3.820%)
2,000,000	3.954	01/20/32	2,000,212
Cutwater Ltd. Series 2014-1A, Class A1AR(c) (3M USD LIBOR + 1.250%)
76,299	1.376	07/15/26	76,301
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2(c) (3M USD LIBOR + 1.750%)
3,000,000	1.876	04/15/34	3,000,450
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1(c) (3M USD LIBOR + 1.860%)
5,250,000	1.994	07/20/31	5,260,888
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(c) (3M USD LIBOR + 1.450%)
17,500,000	1.579	11/30/32	17,557,365
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(c) (3M USD LIBOR + 1.350%)
3,500,000	1.484	01/20/33	3,503,668
Hayfin US XIV, Ltd. Series 2021-14A, Class A1(c) (3M USD LIBOR + 1.230%)
16,800,000	1.379	07/20/34	16,805,930
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR(c) (3M USD LIBOR + 3.650%)
2,000,000	3.780	04/29/34	2,001,510
Jamestown CLO XVI Ltd. Series 2021-16A, Class A(c) (3M USD LIBOR + 1.200%)
3,000,000	1.325	07/25/34	3,001,689
LCM 26, Ltd. Series 2026-A, Class A1(c) (3M USD LIBOR + 1.070%)
8,400,000	1.204	01/20/31	8,401,243
LCM XX LP Series 2020-A, Class AR(c) (3M USD LIBOR + 1.040%)
3,445,279	1.174	10/20/27	3,445,810
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(c) (3M USD LIBOR + 0.750%)
16,153,403	0.876	04/15/29	16,153,984
Marathon CLO XIII Ltd. Series 2019-1A, Class AANR(c) (3M USD LIBOR + 1.320%)
12,000,000	1.446	04/15/32	12,002,184
Marble Point CLO XIX Ltd. Series 2020-3A, Class D(c) (3M USD LIBOR + 3.900%)
2,200,000	4.034	01/19/34	2,217,523

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b) – (continued)
Marble Point CLO XVII Ltd. Series 2020-1A, Class A(c) (3M USD LIBOR + 1.300%)
$6,000,000	1.434%	04/20/33	$6,004,002
MidOcean Credit CLO VI Series 2016-6A, Class D1R(c) (3M USD LIBOR + 3.520%)
3,800,000	3.654	04/20/33	3,781,034
MJX Venture Management II LLC Series 2017-28RR, Class A1(c) (3M USD LIBOR + 1.280%)
4,171,053	1.414	07/22/30	4,171,053
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(c) (3M USD LIBOR + 1.100%)
3,000,000	1.229	12/21/29	3,000,555
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR(c) (3M USD LIBOR + 3.900%)
3,700,000	4.026	07/15/29	3,700,285
Ozlm Ltd.Series 2015-14A, Class CRR(c) (3M USD LIBOR + 3.390%)
5,400,000	3.516	07/15/34	5,320,372
Parallel Ltd. Series 2015-1A, Class AR(c) (3M USD LIBOR + 0.850%)
182,049	0.984	07/20/27	182,054
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class A1A(c) (3M USD LIBOR + 1.390%)
11,000,000	1.524	01/20/34	11,028,809
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C(c) (3M USD LIBOR + 3.800%)
3,000,000	3.934	01/20/34	3,019,686
PPM CLO 4 Ltd. Series 2020-4A, Class A1(c) (3M USD LIBOR + 1.420%)
7,000,000	1.554	10/18/31	7,000,000
PPM CLO 4 Ltd. Series 2020-4A, Class AR
7,000,000	1.310	10/18/34	7,000,000
Recette CLO Ltd. Series 2015-1A, Class ARR(c) (3M USD LIBOR + 1.080%)
4,550,000	1.214	04/20/34	4,554,950
Steele Creek CLO Ltd. Series 2019-1A, Class D(c) (3M USD LIBOR + 4.100%)
5,150,000	4.226	04/15/32	5,137,398
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR(c) (3M USD LIBOR + 3.720%)
3,950,000	3.854	04/18/36	3,951,971
Tralee CLO VII Ltd. Series 2021-7A, Class D(c) (3M USD LIBOR + 3.180%)
4,950,000	3.418	04/25/34	4,850,654
Venture 36 CLO Ltd. Series 2019-36A, Class D(c) (3M USD LIBOR + 4.150%)
2,500,000	4.284	04/20/32	2,510,610
Zais CLO 13 Ltd. Series 2019-13A, Class A1A(c) (3M USD LIBOR + 1.490%)
3,000,000	1.616	07/15/32	3,003,804
Zais CLO 15, Ltd. Series 2020-15A, Class A1R(c) (3M USD LIBOR + 1.350%)
2,625,000	1.454	07/28/32	2,625,210

			209,010,449

Asset-Backed Securities – (continued)
Student Loan(c) – 0.4%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
15,415	1.236	09/25/40	15,453
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
378,258	0.786	02/25/39	377,797
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
266,428	1.086	12/25/56	268,427
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
3,146,350	1.179	05/25/34	3,159,670
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,211,398	1.025	07/25/45	1,215,913
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
729,568	1.087	05/20/30	730,013
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
39,794	0.786	12/26/31	39,978
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
28,429	0.636	05/25/57	28,462
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,008,655	1.236	09/25/65	1,027,659
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
757,142	1.306	10/25/27	759,670
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
422,742	0.236	06/15/29	421,805
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
577,009	0.265	10/25/28	574,417
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
626,955	0.455	01/25/22	621,721
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
229,373	1.775	07/25/22	233,495
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
31,023	0.995	10/01/24	31,024

			9,505,504

TOTAL ASSET-BACKED SECURITIES
(Cost $253,148,257)			$254,007,439

Foreign Debt Obligations – 4.3%
Sovereign – 4.3%
Abu Dhabi Government International Bond
$870,000	2.500%	10/11/22	$888,379

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Japan Treasury Discount Bill(g)
JPY	8,439,000,000	0.000%		01/06/22	$75,854,322
	Perusahaan Penerbit SBSN Indonesia III
	$3,530,000	2.300	(b)	06/23/25	3,658,351
	4,310,000	2.300		06/23/25	4,466,712
	7,550,000	1.500	(b)	06/09/26	7,550,830
	Republic of Colombia(a)
	5,690,000	4.000		02/26/24	5,947,117
	Republic of Egypt
	550,000	4.550	(b)	11/20/23	558,938
	3,710,000	4.550		11/20/23	3,770,287
	Republic of Indonesia
	200,000	5.875		01/15/24	223,100
EUR	250,000	2.150	(b)	07/18/24	303,940
	Republic of Qatar(b)
	$1,840,000	3.375		03/14/24	1,956,495
	690,000	3.400		04/16/25	744,251
	Republic of Turkey
	200,000	4.250		03/13/25	193,413
	Saudi Government International Bond(b)
	800,000	2.900		10/22/25	850,000
	Ukraine Government Bond
	2,590,000	8.994		02/01/24	2,851,590

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $109,005,879)				$109,817,725

Municipal Debt Obligations – 3.6%
Alabama – 0.1%
	Hoover City Board of Education Taxable(Refunding) 2021
	$835,000	0.321%		02/15/23	$836,429
	1,180,000	0.555		02/15/24	1,182,426

					2,018,855

Arizona – 0.2%
	Arizona Board of Regents COPS Bonds Taxable(Refunding) Series 2021(a)
	750,000	0.492		06/01/23	750,202
	455,000	0.769		06/01/24	455,351
	Arizona State Pension Fund COPS Bonds Taxable Series B(a)
	2,885,000	0.459		07/01/24	2,861,480
	County of Pima AZ Revenue Bonds Taxable Series 2021
	865,000	0.520		05/01/24	860,848

					4,927,881

California – 0.2%
	City of San Francisco CA Public Utilities Commission Water Revenue Bonds Series 2010(a)
	1,435,000	4.900		11/01/22	1,506,946
	Huntington Beach Pension Fund Taxable Series 2021(a)
	560,000	0.381		06/15/23	559,110
	Los Angeles Municipal Improvement Corp. Taxable (Refunding) Series A(a)
	855,000	0.319		11/01/22	855,379
	Riverside Cnty Ca Infrastructu Rvrfac 11/23 Fixed 0.548
	1,600,000	0.548		11/01/23	1,600,409

Municipal Debt Obligations – (continued)
California – (continued)
	San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C(a)
	380,000	3.146		05/01/23	396,080

					4,917,924

Connecticut – 0.1%
	Connecticut State GO Bonds Series A
	3,000,000	3.130		01/15/24	3,170,488
	Town of West Hartford CT GO Bonds Taxable (Refunding) Series B
	235,000	0.466		07/01/23	235,250

					3,405,738

Florida – 0.2%
	County of Palm Beach FL Revenue Bonds Taxaable (Refunding) Series B
	5,625,000	0.500		12/01/24	5,580,542

Iowa – 0.3%
	Iowa Hospitals & Clinics Board of Regents Taxable (Refunding) Series 2021
	7,520,000	0.200		10/01/22	7,520,933

Maryland – 0.2%
	Maryland State Department of Transportation RB Series A
	1,240,000	0.526		08/01/24	1,236,355
	State of Maryland Department of Transportation Revenue Bonds Taxable (Refunding) Series A
	2,470,000	0.361		08/01/23	2,470,290

					3,706,645

Massachusetts – 0.1%
	Massachusetts State GO Bonds Series B
	230,000	0.275		11/15/22	229,774
	University of Massachusetts Building Authority Revenue Bonds Series 2010(a)
	2,915,000	4.350		11/01/24	3,233,067

					3,462,841

Missouri(a) – 0.3%
	The Curators of the University of Missouri Revenue Bonds Taxable (Refunding) Series 2010
	8,385,000	1.466		11/01/23	8,552,803

New York – 1.2%
	Long Island Power Authority Electric System Taxable (Refunding) Series C(a)
	1,265,000	0.359		03/01/23	1,264,591
	New York City Transitional Finance Authority Building Aid Revenue Taxable (Refunding) Series S-1B(a)
	12,925,000	0.380		07/15/23	12,928,615
	New York State Dormitory Authority Bonds Taxable (Refunding) Series B(a)
	4,725,000	0.207		03/15/22	4,725,919
	1,755,000	0.307		03/15/23	1,755,422
	New York State Urban Development Corp Revenue Bonds Taxable (Refunding) Series 2017(a)
	1,135,000	2.100		03/15/22	1,144,668

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
New York – (continued)
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
$7,450,000	1.086%		07/01/23	$7,545,831

				29,365,046

Ohio(a)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.000%)
1,795,828	0.925		04/25/37	1,800,948

Oregon – 0.1%
Oregon Education Districts GO Bonds Taxable Series A
25,000	0.182		06/30/22	25,001
40,000	0.312		06/30/23	39,977
Port of Morrow Revenue Bonds Taxable Series 2015(a)
3,305,000	3.097		09/01/23	3,475,908

				3,540,886

Pennsylvania(a) – 0.1%
Pennsylvania State University Bonds Taxable Series D
1,070,000	1.353		09/01/23	1,089,471

Tennessee – 0.4%
State of Tennessee GO Bonds Taxable (Refunding) Series B
9,865,000	0.386		11/01/23	9,871,247

Texas – 0.0%
County of Nueces TX GO Bonds Taxable (Refunding) Series B
260,000	0.516		02/15/24	259,564

Wisconsin(a) – 0.0%
Wisconsin Department of Transportation Revenue Bonds Series 2020
425,000	0.624		07/01/24	425,392

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $90,326,841)				$90,446,716

U.S. Treasury Obligations – 7.5%
United States Treasury Notes
$100,000	1.875%		02/28/22	$100,750
31,240,000	0.500		02/28/26	30,715,266
32,350,000	0.750	(h)	03/31/26	32,125,067
29,730,000	0.750	(h)	04/30/26	29,504,702
32,740,000	0.875		09/30/26	32,566,069
610,000	0.500		04/30/27	590,366
30,730,000	1.125		02/29/28	30,542,739
31,410,000	1.250		04/30/28	31,400,184
850,000	2.875		08/15/28	939,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $188,931,208)				$188,484,393

Shares	Description	Value

Exchange Traded Funds(i) – 2.2%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF	$37,815,214
347,570	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	17,423,615

TOTAL EXCHANGE TRADED FUNDS
(Cost $54,077,835)		$55,238,829

Shares	Dividend Rate	Value

Investment Company(i) – 12.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
317,409,990	0.026%	$317,409,990
(Cost $317,409,990)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $2,633,723,122)		$2,652,588,317

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 2.5%
Certificates of Deposit – 2.2%
Bank of America Corp.
$27,400,000	0.760%	12/13/21	$27,400,000
Bank of Nova Scotia(c) (SOFR + 0.150%)
6,000,000	0.200	03/17/22	6,001,713
Bayerische Landesbank(c) (3M USD LIBOR + 0.160%)
4,500,000	0.292	01/27/23	4,500,565
Credit Suisse AG
10,678,000	0.590	03/17/23	10,674,521
Deutsche Bank AG
8,046,000	0.720	11/08/21	8,050,874
Natixis SA(c) (3M USD LIBOR + 0.030%)
462,000	0.155	11/15/21	462,035

			57,089,708

Commercial Paper(b)(g) – 0.3%
Barclays Capital, Inc.
500,000	0.000	01/24/22	499,792
BAT International Finance PLC
2,501,000	0.000	10/22/21	2,500,784
Enel Finance America
1,000,000	0.000	02/16/22	999,039

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b)(g) – (continued)
Natwest Markets PLC
$2,750,000	0.000%	03/01/22	$2,748,015

			6,747,630

TOTAL SHORT-TERM INVESTMENTS
(Cost $63,830,141)			$63,837,338

TOTAL INVESTMENTS – 107.2%
(Cost $2,697,553,263)			$2,716,425,655

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.2)%			(181,271,443)

NET ASSETS – 100.0%			$2,535,154,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $168,325,788 which represents approximately 6.6% of the Fund’s net assets as of September 30, 2021.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
JYOR	—Japanese Yen Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PI	—Private Investment
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	1,681,802	NZD	1,757,441	12/15/21	$3,819
	AUD	1,839,473	USD	1,325,125	12/15/21	5,231
	CAD	5,789,504	EUR	3,889,139	12/15/21	58,466
	CAD	712,451	USD	559,792	12/15/21	2,700
	CHF	701,928	EUR	645,098	12/15/21	6,213
	CNH	64,823,735	USD	9,970,535	12/15/21	21,949
	EUR	648,248	HUF	230,607,598	12/15/21	10,855
	EUR	648,802	PLN	2,989,909	12/15/21	1,217
	EUR	1,297,868	SEK	13,164,970	12/15/21	880
	IDR	21,562,234,811	USD	1,480,821	11/16/21	16,839
	NOK	33,348,390	EUR	3,245,186	12/15/21	47,097
	RUB	298,007,443	USD	3,984,057	11/15/21	80,609
	RUB	167,935,335	USD	2,283,234	11/17/21	6,481
	SEK	5,386,943	USD	613,108	12/15/21	2,717
	USD	1,489,563	AUD	2,028,078	12/15/21	22,802
	USD	768,496	BRL	4,087,875	10/04/21	18,432
	USD	10,962,294	CAD	13,852,996	12/15/21	25,125
	USD	10,483,582	CHF	9,626,126	12/15/21	133,749
	USD	3,115,926	CLP	2,467,896,303	11/12/21	84,708
	USD	34,761,224	EUR	29,365,978	12/15/21	688,818
	USD	16,030,890	GBP	11,634,877	12/15/21	351,723
	USD	1,765,684	IDR	25,311,739,780	11/16/21	7,593
	USD	631,429	ILS	2,022,723	12/15/21	3,556
	USD	3,055,056	INR	226,643,968	12/07/21	25,504
	USD	25,711,186	JPY	2,831,214,081	12/15/21	253,793
	USD	5,436,643	KRW	6,357,160,115	11/15/21	72,834
	USD	1,521,361	MXN	30,817,311	12/15/21	44,849
	USD	4,762,892	NOK	41,340,674	12/15/21	36,833
	USD	8,556,722	NZD	12,135,577	12/15/21	184,060
	USD	761,477	RUB	55,737,846	11/15/21	1,242
	USD	8,152,268	SEK	70,257,846	12/15/21	120,521
	USD	860,785	THB	28,172,609	12/15/21	28,489
	USD	4,462,180	TRY	40,128,074	12/15/21	127,151
	USD	3,063,000	TRY	29,556,419	06/14/22	155,096
	USD	3,015,565	TWD	83,401,207	10/12/21	15,827
	USD	1,520,046	TWD	42,163,030	10/18/21	3,074
	USD	2,299,175	ZAR	33,318,197	12/15/21	110,002
	ZAR	11,626,135	USD	761,970	12/15/21	1,926

TOTAL						$2,782,780

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	2,116,295	NZD	2,218,978	12/15/21	$(371)
	AUD	4,117,569	USD	2,984,331	11/12/21	(7,003)
	AUD	19,762,703	USD	14,538,750	12/15/21	(245,835)
	BRL	4,022,512	USD	760,256	10/04/21	(22,185)
	CAD	10,565,329	USD	8,379,072	12/15/21	(37,571)
	CHF	346,773	USD	375,624	12/15/21	(2,780)
	CLP	1,198,709,547	USD	1,518,885	11/12/21	(46,559)
	CNH	4,943,779	USD	762,615	12/15/21	(538)
	CZK	60,761,556	USD	2,825,140	12/15/21	(54,328)
	EUR	1,937,268	AUD	3,123,901	12/15/21	(11,537)
	EUR	1,302,013	CHF	1,408,830	12/15/21	(4,064)
	EUR	646,880	CZK	16,520,020	12/15/21	(2,782)
	EUR	23,604,437	USD	28,008,701	12/15/21	(621,224)
	GBP	2,773,788	EUR	3,247,601	12/15/21	(30,130)
	GBP	6,702,413	USD	9,147,569	12/15/21	(115,392)
	HUF	462,117,860	EUR	1,299,124	12/15/21	(21,858)
	HUF	175,423,496	USD	590,918	12/15/21	(27,020)
	INR	506,571,909	USD	6,852,167	12/07/21	(80,817)
	JPY	166,141,960	EUR	1,288,641	12/15/21	(1,273)
	JPY	1,619,015,460	USD	14,778,576	12/15/21	(220,894)
	KRW	4,464,730,364	USD	3,792,701	11/15/21	(25,615)
	NOK	6,560,704	EUR	651,483	12/15/21	(5,877)
	NOK	49,952,090	USD	5,756,233	12/15/21	(45,718)
	NZD	31,634,625	USD	22,453,148	12/15/21	(627,574)
	PLN	2,988,430	EUR	650,259	12/15/21	(3,279)
	PLN	9,014,938	USD	2,359,440	12/15/21	(93,370)
	RUB	55,854,280	USD	762,885	11/17/21	(1,340)
	SEK	14,956,109	USD	1,732,414	12/15/21	(22,659)
	THB	20,114,576	USD	609,856	12/15/21	(15,616)
	TRY	27,107,550	USD	3,063,000	12/14/21	(132,921)
	TRY	4,098,686	USD	455,121	12/15/21	(12,341)
	TWD	121,198,737	USD	4,378,409	10/12/21	(19,185)
	TWD	42,322,226	USD	1,531,472	10/18/21	(8,773)
	USD	3,436,400	CAD	4,356,757	12/15/21	(3,332)
	USD	488,901	CHF	456,386	12/15/21	(1,797)
	USD	5,671,833	CNH	36,924,544	12/15/21	(20,031)
	USD	1,380,394	GBP	1,026,373	12/15/21	(2,747)
	USD	2,631,559	JPY	293,516,534	12/15/21	(7,650)
	USD	75,549,989	JPY	8,442,189,942	01/06/22	(386,604)
	USD	211,169	NOK	1,862,400	12/15/21	(1,740)
	USD	251,251	NZD	365,792	12/15/21	(1,119)
	USD	759,030	RUB	56,720,424	11/15/21	(14,607)
	USD	758,067	RUB	56,976,716	11/17/21	(18,782)
	USD	1,521,285	SGD	2,069,329	12/15/21	(2,490)
	USD	1,521,493	THB	51,607,485	12/15/21	(3,134)
	USD	1,519,949	TWD	42,292,570	10/12/21	(1,212)
	ZAR	33,625,653	USD	2,286,783	12/15/21	(77,409)

TOTAL						$(3,111,083)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	5	12/21/21	$955,313	$(23,824)
2 Year U.S. Treasury Notes	4,638	12/31/21	1,020,613,643	(575,116)
10 Year German Euro-Bund	43	12/08/21	8,458,572	(15,428)

Total				$(614,368)
Short position contracts:
Australian 10 Year Government Bonds	(41)	12/15/21	(4,193,380)	3,345
Euro Buxl 30 Year Bonds	(2)	12/08/21	(471,078)	16,816
Ultra 10 Year U.S. Treasury Notes	(82)	12/21/21	(11,910,500)	191,589
5 Year German Euro-Bobl	(11)	12/08/21	(1,719,258)	9,921
5 Year U.S. Treasury Notes	(4,410)	12/31/21	(541,293,049)	2,697,497
10 Year U.S. Treasury Notes	(332)	12/21/21	(43,694,313)	455,565
20 Year U.S. Treasury Bonds	(5)	12/21/21	(796,094)	15,890

Total				$3,390,623

TOTAL FUTURES CONTRACTS				$2,776,255

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M NZDOR(a)	0.500%(b)	09/15/22	NZD	391,070	(c)	$(1,408,637)	$(1,208,594)	$(200,043)
3M NZDOR(a)	1.250(a)	09/15/22		30,720	(c)	11,002	1,090	9,912
3M NZDOR(a)	1.250(b)	12/15/22		15,940	(c)	(3,084)	(17,610)	14,526
3M AUDOR(a)	0.190(a)	02/22/23	AUD	161,160	(c)	8,086	(2,005,838)	2,013,924
6M CDOR(b)	0.804(b)	02/28/23	CAD	246,040	(c)	(109,364)	(955,088)	845,724
6M CDOR(b)	1.100(b)	06/15/23		73,950	(c)	5,038	(220,557)	225,595
0.450(b)	3M LIBOR(a)	06/15/23		$66,420	(c)	(19,089)	(4,186)	(14,903)
6M CDOR(b)	1.200(b)	09/21/23	CAD	74,580	(c)	(50,197)	28,009	(78,206)
0.500(b)	3M LIBOR(a)	09/21/23		$60,170	(c)	49,700	(28,720)	78,420
0.500(b)	3M LIBOR(a)	12/15/23		17,840	(c)	(5,186)	(4,650)	(536)
0.000(d)	3M STIBOR(a)	12/15/23	SEK	233,590	(c)	85,854	88,781	(2,927)
0.300(a)	6M AUDOR(a)	12/15/23	AUD	34,830	(c)	30,114	15,856	14,258
1.000(b)	6M CDOR(b)	12/15/23	CAD	41,070	(c)	46,566	41,151	5,415
(0.500)(d)	6M EURO(d)	12/15/23	EUR	43,460	(c)	(21,859)	(39,205)	17,346
3M AUDOR(a)	0.500(a)	02/24/24	AUD	42,750	(c)	30,399	105,844	(75,445)
0.486(a)	3M AUDOR(a)	06/29/24		16,690		(8,015)	556	(8,571)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$28,720		(3,007)	9,643	(12,650)
6M CDOR(b)	1.560(b)	08/22/25	CAD	52,260	(c)	(244,437)	25,015	(269,452)
3M STIBOR(a)	0.250(d)	12/15/26	SEK	14,040	(c)	(1,423,352)	(22,126)	(1,401,226)
6M GBP(d)	0.500(d)	12/15/26	GBP	43,110	(c)	(821,098)	(443,029)	(378,069)
3M LIBOR(a)	1.250(b)	12/15/26		$11,840	(c)	65,195	93,989	(28,794)
6M AUDOR(b)	1.250(b)	12/15/26	AUD	38,620	(c)	224,153	409,533	(185,380)
3M NIBOR(b)	1.500(d)	12/15/26	NOK	113,320	(c)	(168,720)	(4,859)	(163,861)

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M NZDOR(a)	1.750%(b)	12/15/26	NZD	21,240	(c)	$(144,718)	$(93,020)	$(51,698)
6M CDOR(b)	1.750(b)	12/15/26	CAD	10,870	(c)	53,171	147,289	(94,118)
(0.500)(d)	6M CHFOR(d)	12/15/26	CHF	1,670	(c)	16,167	4,080	12,087
(0.250)(d)	6M EURO(d)	12/15/26	EUR	31,530	(c)	23,401	(201,673)	225,074
0.000(d)	6M JYOR(d)	12/15/26	JPY	12,074,480	(c)	(98,130)	(221,539)	123,409
1.680(b)	6M CDOR(b)	08/22/28	CAD	37,090	(c)	530,542	(37,758)	568,300
1.240(d)	3M NIBOR(b)	10/29/30	NOK	188,030	(c)	786,798	(883,181)	1,669,979
1.000(d)	6M GBP(d)	02/10/31	GBP	17,440	(c)	73,999	(473,166)	547,165
6M EURO(b)	0.500(d)	02/12/31	EUR	23,540	(c)	83,166	(127,026)	210,192
3M STIBOR(a)	1.272(d)	05/11/31	SEK	73,260	(c)	(2,872)	(12,577)	9,705
2.130(d)	3M NIBOR(b)	05/11/31	NOK	68,030	(c)	(17,879)	12,861	(30,740)
6M EURO(b)	0.220(d)	07/22/31	EUR	50,470	(c)	(807,850)	(206,957)	(600,893)
6M EURO(b)	0.250(d)	09/02/31		23,130	(c)	(347,750)	(88,931)	(258,819)
6M EURO(b)	0.500(d)	09/16/31		14,240	(c)	(9,426)	(38,153)	28,727
3M NZDOR(a)	3.000(b)	09/16/31	NZD	3,040	(c)	28,450	74,921	(46,471)
2.500(b)	3M LIBOR(a)	09/17/31		$27,010	(c)	(580,088)	(873,257)	293,169
3M SOFR(d)	1.530(d)	09/22/31		28,690	(c)	(292,475)	3,608	(296,083)
6M GBP(d)	1.000(d)	09/23/31	GBP	12,370	(c)	(72,453)	80,319	(152,772)
1.500(b)	3M LIBOR(a)	09/24/31		$14,900	(c)	361,737	189,432	172,305
3M STIBOR(a)	0.750(d)	12/15/31	SEK	81,900	(c)	(165,014)	19,517	(184,531)
3M LIBOR(a)	1.750(b)	12/15/31		$17,930	(c)	300,736	627,221	(326,485)
6M AUDOR(b)	2.000(b)	12/15/31	AUD	2,380	(c)	48,467	74,439	(25,972)
1.500(d)	3M NIBOR(b)	12/15/31	NOK	9,610	(c)	41,902	15,231	26,671
2.000(b)	6M CDOR(b)	12/15/31	CAD	19,170	(c)	18,462	(331,098)	349,560
0.750(d)	6M GBP(d)	12/15/31	GBP	32,410	(c)	796,558	(500,121)	1,296,679
0.000(d)	6M JYOR(d)	12/15/31	JPY	5,541,600	(c)	330,165	174,183	155,982
6M CHFOR(d)	0.500(d)	03/17/32	CHF	3,740	(c)	5,395	28,315	(22,920)
3M STIBOR(a)	1.000(d)	03/17/32	SEK	36,860	(c)	(68,982)	(29,299)	(39,683)
6M GBP(d)	1.000(d)	03/17/32	GBP	5,910	(c)	(40,377)	(12,373)	(28,004)
2.000(b)	6M AUDOR(b)	03/17/32	AUD	4,500	(c)	57,886	19,915	37,971
1.630(d)	3M LIBOR(d)	09/22/36		$34,470	(c)	349,168	11,054	338,114
0.610(d)	6M EURO(b)	07/22/41	EUR	28,120	(c)	795,194	51,970	743,224
6M CDOR(b)	2.250(b)	12/15/51	CAD	21,050	(c)	(555,187)	284,218	(839,405)
2.000(b)	3M LIBOR(a)	12/15/51		$13,970	(c)	(532,353)	(1,208,804)	676,451
6M CDOR(b)	2.180(b)	08/22/52	CAD	3,930	(c)	(187,053)	27,108	(214,161)

TOTAL						$(2,951,181)	$(7,628,247)	$4,677,066

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(d)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 10	3.000%	5.016%	MS & Co. Int. PLC	11/17/59	$5,700	$(500,353)	$(940,672)	$440,319
Markit CMBX Series 11	3.000	3.849	MS & Co. Int. PLC	11/18/54	10,850	(476,044)	(2,040,379)	1,564,335
Markit CMBX Series 8	3.000	7.877	MS & Co. Int. PLC	10/17/57	3,450	(445,696)	(774,108)	328,412

TOTAL						$(1,422,093)	$(3,755,159)	$2,333,066

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.549%	06/20/26	$3,475	$73,935	$60,859	$13,076
AT&T, Inc., 3.800%, 02/15/27	1.000	0.474	12/20/25	10,000	223,314	90,620	132,694
CDX.NA.EM Index 36	1.000	1.808	12/20/26	90,440	(3,572,411)	(3,148,339)	(424,072)
CDX.NA.IG Index 28	1.000	0.219	06/20/22	21,975	186,280	109,144	77,136
CDX.NA.IG Index 32	1.000	0.353	06/20/24	225	4,013	2,301	1,712
CDX.NA.IG Index 33	1.000	0.411	12/20/24	1,650	31,466	(5,197)	36,663
CDX.NA.IG Index 34	1.000	0.251	06/20/23	37,100	490,627	272,754	217,873
CDX.NA.IG Index 34	1.000	0.463	06/20/25	105,600	2,100,828	1,246,757	854,071
General Electric Co. 2.700%, 10/09/22	1.000	0.694	06/20/26	5,225	75,675	67,200	8,475
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	120	1,960	(148)	2,108

TOTAL					$(384,313)	$(1,304,049)	$919,736

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
3M IRS	Barclays Bank PLC	$0.506	11/29/2021	33,590,000	$33,590,000	$7,817	$27,712	$(19,895)
1Y IRS	Citibank NA	0.459	10/10/2022	32,630,000	32,630,000	31,580	71,329	(39,749)
1Y IRS	Citibank NA	0.420	10/10/2022	35,720,000	35,720,000	29,291	77,326	(48,035)
1Y IRS	Citibank NA	0.516	11/15/2022	36,190,000	36,190,000	46,710	84,983	(38,273)
1Y IRS	JPMorgan Securities, Inc.	0.300	09/08/2022	39,810,000	39,810,000	17,937	77,482	(59,545)
1Y IRS	JPMorgan Securities, Inc.	0.281	09/08/2022	30,480,000	30,480,000	12,543	58,231	(45,688)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	32,940,000	32,940,000	47,219	77,573	(30,354)
3M IRS	MS & Co. Int. PLC	1.365	11/09/2021	4,050,000	4,050,000	4,112	51,140	(47,028)
				245,410,000	$245,410,000	$197,209	$525,776	$(328,567)
Puts
6M IRS	BofA Securities LLC	$1.195	11/18/2021	11,090,000	11,090,000	32,265	83,175	(50,910)

Total purchased option contracts				256,500,000	$256,500,000	$229,474	$608,951	$(379,477)
Written option contracts
Calls
3M IRS	Barclays Bank PLC	$0.378	11/29/2021	(7,610,000)	$(7,610,000)	$(3,254)	$(30,114)	$26,860
1Y IRS	Citibank NA	0.379	10/10/2022	(3,680,000)	(3,680,000)	(29,866)	(77,285)	47,419
1Y IRS	Citibank NA	0.425	10/10/2022	(3,340,000)	(3,340,000)	(30,543)	(71,371)	40,828
1Y IRS	Citibank NA	0.553	11/15/2022	(3,730,000)	(3,730,000)	(51,271)	(84,783)	33,512
3M IRS	Citibank NA	0.346	11/09/2021	(1,480,000)	(1,480,000)	(344)	(22,906)	22,562
1Y IRS	JPMorgan Securities, Inc.	0.363	09/08/2022	(3,140,000)	(3,140,000)	(22,085)	(58,128)	36,043
1Y IRS	JPMorgan Securities, Inc.	0.401	09/08/2022	(4,110,000)	(4,110,000)	(32,116)	(77,517)	45,401
3M IRS	JPMorgan Securities, Inc.	0.346	11/09/2021	(1,660,000)	(1,660,000)	(387)	(29,761)	29,374
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(3,410,000)	(3,410,000)	(52,375)	(77,728)	25,353
				(32,160,000)	$(32,160,000)	$(222,241)	$(529,593)	$307,352
Puts
6M IRS	BofA Securities LLC	$0.075	11/18/2021	(15,930,000)	$(15,930,000)	$(23,299)	$(87,653)	$64,354

Total written option contracts				(48,090,000)	$(48,090,000)	$(245,540)	$(617,246)	$371,706

TOTAL				208,410,000	$208,410,000	$(16,066)	$(8,295)	$(7,771)

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 30.9%
Collateralized Mortgage Obligations – 1.9%
Regular Floater(a) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
$189,018	0.436%	04/25/37	$189,897

Sequential Fixed Rate – 1.9%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(b)
120,389	3.250	04/25/38	120,099
FHLMC REMIC Series 1980, Class Z
147,140	7.000	07/15/27	163,688
FHLMC REMIC Series 2019, Class Z
119,791	6.500	12/15/27	132,732
FHLMC REMIC Series 2755, Class ZA
347,213	5.000	02/15/34	386,087
FHLMC REMIC Series 3530, Class DB
651,146	4.000	05/15/24	671,410
FHLMC REMIC Series 4246, Class PT
65,462	6.500	02/15/36	75,801
FHLMC REMIC Series 4273, Class PD
595,903	6.500	11/15/43	701,421
FHLMC REMIC Series 4619, Class NA
1,871,492	3.000	03/15/44	1,979,063
FNMA REMIC Series 2012-111, Class B
216,844	7.000	10/25/42	254,916
FNMA REMIC Series 2012-153, Class B
793,376	7.000	07/25/42	950,529
FNMA REMIC Series 2015-30, Class EA
3,609,203	3.000	05/25/45	3,818,191
GNMA REMIC Series 2019-35, Class A
6,145,799	4.000	12/20/48	6,565,075

			15,819,012

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$16,008,909

Federal Agencies – 29.0%
Adjustable Rate FHLMC(a) – 0.2%
(1 Year CMT + 2.250%)
$443,881	2.345%	06/01/35	$467,829
(12M USD LIBOR + 1.613%)
999,349	1.955	11/01/44	1,044,398
(12M USD LIBOR + 1.772%)
103,287	2.029	06/01/42	108,446
(12M USD LIBOR + 1.840%)
200,037	2.224	11/01/34	211,102
(12M USD LIBOR + 2.000%)
10,004	2.500	11/01/36	10,586
(12M USD LIBOR + 2.330%)
32,439	2.613	05/01/36	34,235
(6M USD LIBOR + 2.056%)
13,147	2.180	10/01/36	13,854

			1,890,450

Adjustable Rate FNMA(a) – 0.6%
(1 Year CMT + 2.095%)
54,730	2.239	10/01/35	57,984

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(1 Year CMT + 2.220%)
260,355	2.220	06/01/34	273,906
(1 Year CMT + 2.287%)
229,927	2.412	02/01/34	242,188
(12M MTA + 2.138%)
372,347	2.244	07/01/36	390,806
(12M MTA + 2.591%)
141,918	2.682	06/01/36	149,961
(12M USD LIBOR + 1.225%)
6,768	1.725	01/01/33	7,003
(12M USD LIBOR + 1.325%)
92,822	1.649	04/01/35	96,682
(12M USD LIBOR + 1.413%)
74,595	1.775	05/01/35	77,949
(12M USD LIBOR + 1.506%)
60,826	1.881	02/01/35	63,741
(12M USD LIBOR + 1.609%)
90,869	1.984	03/01/35	95,613
(12M USD LIBOR + 1.640%)
75,656	2.162	10/01/34	79,497
(12M USD LIBOR + 1.664%)
109,647	2.164	10/01/34	115,324
(12M USD LIBOR + 1.695%)
120,783	1.945	05/01/34	127,069
(12M USD LIBOR + 1.713%)
314,063	1.993	07/01/37	331,116
(12M USD LIBOR + 1.720%)
306,149	2.034	05/01/34	322,016
(12M USD LIBOR + 1.720%)
73,390	2.095	03/01/35	77,433
(12M USD LIBOR + 1.720%)
49,130	2.095	04/01/35	51,867
(12M USD LIBOR + 1.726%)
278,842	2.088	03/01/36	293,101
(12M USD LIBOR + 1.755%)
26,188	2.005	07/01/32	27,454
(12M USD LIBOR + 1.800%)
302,123	2.175	05/01/33	318,103
(12M USD LIBOR + 1.820%)
3,738	2.320	12/01/46	3,982
(12M USD LIBOR + 1.924%)
245,438	2.167	06/01/36	258,612
(12M USD LIBOR + 1.935%)
25,205	2.310	11/01/36	26,739
(12M USD LIBOR + 1.935%)
77,537	2.398	11/01/36	82,234
(12M USD LIBOR + 1.958%)
474,948	2.208	04/01/36	503,997

Adjustable Rate FNMA(a) – 0.6%
(6M USD LIBOR + 2.250%)
41,161	2.375	08/01/33	43,150
(COF + 1.250%)
342,434	4.595	08/01/33	371,798
(COF + 1.841%)
16,027	2.123	08/01/29	16,210

			4,505,535

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
$80,853	1.875%	05/20/34	$84,092
(1 Year CMT + 1.500%)
193,445	2.250	07/20/34	200,354
(1 Year CMT + 1.500%)
182,021	2.250	08/20/34	188,560
(1 Year CMT + 1.500%)
1,160,684	2.250	09/20/34	1,202,384
(1 Year CMT + 1.500%)
159,142	2.125	10/20/34	165,419
(1 Year CMT + 1.500%)
189,594	2.125	12/20/34	197,124

			2,037,933

FHLMC – 0.5%
3,918	7.000	04/01/22	3,925
181	4.500	05/01/23	186
4,429	7.500	01/01/31	5,228
19,722	4.500	07/01/33	21,961
539,802	4.500	08/01/33	601,072
1,156,787	4.500	09/01/33	1,288,083
103,299	4.500	10/01/33	115,024
2,239	4.500	04/01/34	2,493
2,161	4.500	04/01/35	2,429
1,263	4.500	07/01/35	1,419
4,506	4.500	08/01/35	5,064
25,533	4.500	09/01/35	28,620
5,538	4.500	10/01/35	6,223
912	4.500	12/01/35	1,015
746	4.500	05/01/36	838
67,788	4.500	01/01/38	76,178
1,364	4.500	04/01/38	1,524
405	4.500	05/01/38	453
4,116	4.500	06/01/38	4,626
106,648	4.500	09/01/38	119,289
2,032	4.500	01/01/39	2,271
60,749	4.500	02/01/39	67,865
27,777	4.500	03/01/39	31,028
6,277	4.500	04/01/39	7,011
153,047	4.500	05/01/39	170,964
471,493	4.500	06/01/39	526,688
13,514	4.500	07/01/39	15,096
20,934	4.500	08/01/39	23,385
27,131	4.500	09/01/39	30,306
5,586	4.500	10/01/39	6,239
9,964	4.500	11/01/39	11,130
9,819	4.500	12/01/39	10,968
18,526	4.500	01/01/40	20,695
4,704	4.500	02/01/40	5,253
11,959	4.500	04/01/40	13,351
20,180	4.500	05/01/40	22,526
25,218	4.500	06/01/40	28,150
17,188	4.500	07/01/40	19,186
19,011	4.500	08/01/40	21,223
11,174	4.500	09/01/40	12,472
5,151	4.500	10/01/40	5,750

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
7,400	4.500	02/01/41	8,257
16,753	4.500	03/01/41	18,694
41,178	4.500	04/01/41	45,949
39,824	4.500	05/01/41	44,439
75,342	4.500	06/01/41	84,074
6,156	4.500	07/01/41	6,869
192,014	4.500	08/01/41	214,262
206,327	4.500	09/01/41	230,310
11,766	4.500	12/01/41	13,130
159,808	4.500	03/01/42	178,327

			4,181,518

FNMA – 0.0%
90,973	7.500	10/01/37	107,391

GNMA – 19.0%
1,133	6.500	01/15/32	1,231
4,751	6.500	02/15/32	5,347
3,710	6.500	08/15/34	4,303
9,218	6.500	05/15/35	10,788
2,562	6.500	06/15/35	2,973
7,159	6.500	07/15/35	8,384
2,760	6.500	08/15/35	3,240
5,682	6.500	09/15/35	6,644
2,211	6.500	10/15/35	2,595
9,071	6.500	11/15/35	10,656
5,992	6.500	12/15/35	7,025
21,710	6.500	01/15/36	25,412
24,336	6.500	02/15/36	28,597
14,029	6.500	03/15/36	16,423
38,775	6.500	04/15/36	45,156
60,122	6.500	05/15/36	70,564
43,858	6.500	06/15/36	51,444
154,440	6.500	07/15/36	180,873
156,782	6.500	08/15/36	183,615
315,043	6.500	09/15/36	370,406
126,028	6.500	10/15/36	147,956
172,966	6.500	11/15/36	203,954
78,473	6.500	12/15/36	92,079
37,560	6.500	01/15/37	43,978
14,534	6.500	02/15/37	16,974
9,694	6.500	03/15/37	11,399
20,721	6.500	04/15/37	24,391
5,065	6.500	05/15/37	5,808
11,728	6.500	08/15/37	13,697
36,693	6.500	09/15/37	42,648
45,900	6.500	10/15/37	54,894
16,973	6.500	11/15/37	19,610
13,567	6.500	05/15/38	15,893
43,736	6.000	11/15/38	50,999
2,667	6.500	01/15/39	3,071
6,780	6.500	02/15/39	7,963
3,892,770	4.500	08/20/47	4,215,717
95,860	4.500	02/20/48	103,191
222,965	4.500	05/20/48	238,937
1,133,801	4.500	09/20/48	1,213,070
8,739,737	5.000	09/20/48	9,447,459

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$330,055	5.000%		10/20/48		$356,653
7,224	5.000		11/20/48		7,806
3,108,749	4.500		12/20/48		3,324,637
7,743,377	5.000		12/20/48		8,363,762
642,324	4.500		01/20/49		686,931
4,087,992	5.000		01/20/49		4,414,875
55,477	5.000		03/20/49		59,895
26,400	5.000		05/20/49		28,490
1,030,322	5.000		06/20/49		1,111,420
136,120	5.000		11/20/49		146,771
1,514,668	5.000		12/20/49		1,642,366
401,966	5.000		07/20/50		435,674
26,901,861	2.500		08/20/51		27,794,544
16,000,000	2.000		TBA-30yr	(c)	16,225,835
60,000,000	2.500		TBA-30yr	(c)	61,939,110
1,000,000	3.000		TBA-30yr	(c)	1,044,894
13,000,000	4.000		TBA-30yr	(c)	13,795,668

					158,388,695

UMBS – 3.1%
59,620	5.500		09/01/23		61,082
219,394	5.000		10/01/23		240,119
18,112	5.500		10/01/23		18,574
254,251	5.000		08/01/24		278,711
224,235	4.500		11/01/36		250,143
64,674	4.500		02/01/39		72,286
73,506	4.500		04/01/39		82,090
5,195	4.500		08/01/39		5,756
5,226	4.500		05/01/41		5,710
215,063	4.500		08/01/41		239,956
105,454	4.500		10/01/41		117,639
624,474	4.500		06/01/48		673,677
4,456,886	4.500		07/01/48		4,872,383
3,164,622	4.500		07/01/48		3,412,978
308,001	4.500		08/01/48		334,434
4,705,357	4.500		08/01/48		5,142,772
602,773	4.500		09/01/48		654,504
521,764	4.500		10/01/48		562,548
3,802,286	4.500		10/01/48		4,214,159
2,506,381	4.500		01/01/49		2,703,902
543,840	4.500		03/01/49		587,115
215,648	5.000		07/01/49		242,739
971,031	4.500		05/01/50		1,058,561

					25,831,838

UMBS, 30 Year, Single Family(c) – 5.3%
43,000,000	2.000		TBA-30yr		43,066,124
1,000,000	5.000		TBA-30yr		1,099,408

					44,165,532

TOTAL FEDERAL AGENCIES					$241,108,892

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $256,283,030)					$257,117,801

Agency Debentures – 23.4%
FHLB
$1,800,000	5.375		08/15/24		$2,046,042
44,850,000	0.500		04/14/25		44,620,817
FHLMC
50,330,000	0.375		04/20/23		50,471,427
17,820,000	0.375		09/23/25		17,529,712
FNMA
5,200,000	6.250		05/15/29		7,000,344
16,080,000	7.125		01/15/30		23,112,749
Tennessee Valley Authority
49,850,000	0.750		05/15/25		49,920,787

TOTAL AGENCY DEBENTURES
(Cost $191,707,873)					$194,701,878

U.S. Treasury Obligations – 61.5%
United States Treasury Bonds
$7,370,000	3.750	%(d)	11/15/43		$9,640,881
410,000	3.375	(d)	05/15/44		509,617
10,000	3.000		11/15/45		11,789
200,000	2.875		11/15/46		231,719
110,000	3.000		02/15/48		130,848
380,000	3.375		11/15/48		484,262
780,000	2.000		02/15/50		766,472
United States Treasury Notes
77,060,700	0.125		12/31/22		77,048,659
187,239,000	0.125		02/28/23		187,121,976
350,000	2.750		04/30/23		364,055
106,970,000	2.750		05/31/23		111,466,083
380,000	2.875		11/30/23		400,900
7,100,000	2.625		12/31/23		7,461,656
620,000	3.000		09/30/25		674,105
11,270,000	0.375		12/31/25		11,044,600
4,500,000	2.625		12/31/25		4,833,633
11,100,000	0.500		02/28/26		10,913,555
11,570,000	0.750		03/31/26		11,489,552
10,530,000	0.750		04/30/26		10,450,202
630,000	1.375		08/31/26		642,108
9,040,000	0.875		09/30/26		8,991,975
11,010,000	1.125		02/29/28		10,942,908
11,340,000	1.250		03/31/28		11,343,544
11,090,000	1.250		04/30/28		11,086,534
United States Treasury Strip Coupon(d)(e)
28,900,000	0.000		11/15/35		22,024,790
2,800,000	0.000		05/15/36		2,111,016

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $508,736,464)					$512,187,439

TOTAL INVESTMENTS – 115.8%
(Cost $956,727,367)					$964,007,118

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.8)%					(131,856,805)

NET ASSETS – 100.0%					$832,150,313

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $137,171,039 which represents approximately 16.5% of the Fund’s net assets as of September 30, 2021.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FDIC	—Federal Deposit Insurance Corp.
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
REMIC	—Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family (Proceeds Receivable: $(6,504,375))	4.500%	TBA-30yr	09/14/21	$(6,000,000)	$(6,488,671)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	1,704	12/31/21	$374,973,188	$(207,131)
Short position contracts:
Ultra Long U.S. Treasury Bonds	(50)	12/21/21	(9,553,125)	193,397
Ultra 10 Year U.S. Treasury Notes	(191)	12/21/21	(27,742,750)	447,638
5 Year U.S. Treasury Notes	(1,446)	12/31/21	(177,485,204)	902,079
10 Year U.S. Treasury Notes	(373)	12/21/21	(49,090,297)	420,780
20 Year U.S. Treasury Bonds	(325)	12/21/21	(51,746,093)	1,115,986

Total				$3,079,880

TOTAL FUTURES CONTRACTS				$2,872,749

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDIT IONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$15,560	$(1,629)	$5,086	$(6,715)
3M SOFR(b)	1.530(b)	09/22/31	7,490(c)	(76,356)	947	(77,303)
1.630(b)	3M LIBOR(b)	09/22/36	9,000(c)	91,167	2,956	88,211

TOTAL				$13,182	$8,989	$4,193

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 43.2%
Agriculture(a) – 0.2%
BAT Capital Corp.
$12,295,000	2.764%	08/15/22	$12,528,113

Automotive(b) – 2.7%
BMW US Capital LLC
11,420,000	2.950	04/14/22	11,584,219
(SOFR + 0.530%)
29,051,000	0.580(c)	04/01/24	29,303,744
Daimler Finance North America LLC
(3M USD LIBOR + 0.900%)
35,000,000	1.025(c)	02/15/22	35,106,050
10,000,000	3.400	02/22/22	10,119,400
3,500,000	1.750	03/10/23	3,563,385
Volkswagen Group of America Finance LLC
11,338,000	2.700	09/26/22	11,597,527
37,407,000	0.750	11/23/22	37,534,184
23,772,000	3.125	05/12/23	24,698,632

			163,507,141

Banks – 24.8%
Bank of America Corp.(a)(c) (3M BSBY + 0.430%)
43,000,000	0.529	05/28/24	43,128,570
Bank of Montreal
(SOFR + 0.680%)
52,000,000	0.730(c)	03/10/23	52,380,120
20,000,000	0.400	09/15/23	20,021,400
Banque Federative du Credit Mutuel SA(b)
7,375,000	3.750	07/20/23	7,805,110
Barclays Bank PLC(a)
6,500,000	1.700	05/12/22	6,552,195
Barclays PLC(a)
31,800,000	3.684	01/10/23	32,078,250
BPCE SA(b)(c)(3M USD LIBOR + 0.300%)
17,730,000	0.433	01/14/22	17,741,702
Canadian Imperial Bank of Commerce
(SOFR + 0.800%)
38,955,000	0.850(c)	03/17/23	39,325,462
19,388,000	0.450	06/22/23	19,389,357
Capital One NA(a)(c) (3M USD LIBOR + 1.150%)
14,357,000	1.279	01/30/23	14,400,071
Citigroup, Inc.(a)
17,119,000	2.900	12/08/21	17,162,482
(SOFR + 0.867%)
28,290,000	2.312%(c)	11/04/22	28,333,849
(3M USD LIBOR + 0.722%)
42,904,000	3.142(c)	01/24/23	43,263,536
(3M USD LIBOR + 0.950%)
21,943,000	2.876(c)	07/24/23	22,370,889
Citizens Bank NA(a)(c) (3M USD LIBOR + 0.720%)
16,000,000	0.845	02/14/22	16,028,320
Cooperatieve Rabobank UA
16,805,000	2.750	01/10/22	16,920,282
9,251,000	3.875	02/08/22	9,370,060
Credit Agricole Corporate & Investment Bank SA(a)
26,500,000	0.400	01/15/23	26,501,325

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse AG
(SOFR + 0.450%)
50,900,000	0.500%(c)	02/04/22	50,961,080
2,050,000	0.520	08/09/23	2,052,153
Discover Bank
2,805,000	4.200	08/08/23	2,993,384
DNB Boligkreditt AS(b)
16,467,000	2.500	03/28/22	16,648,336
Federation des Caisses Desjardins du Quebec(b)(c) (SOFR + 0.430%)
43,500,000	0.481	05/21/24	43,630,065
Fifth Third Bank NA(c) (3M USD LIBOR + 0.640%)
20,000,000	0.766	02/01/22	20,039,800
HSBC Holdings PLC(a)(c) (3M USD LIBOR + 1.055%)
24,905,000	3.262	03/13/23	25,217,558
ING Groep NV(c) (3M USD LIBOR + 1.150%)
12,960,000	1.282	03/29/22	13,029,854
Intesa Sanpaolo SpA(b)
12,707,000	3.125	07/14/22	12,975,880
JPMorgan Chase & Co.
9,428,000	4.500	01/24/22	9,553,392
(3M USD LIBOR + 0.900%)
14,405,000	1.025(a)(c)	04/25/23	14,482,931
(3M USD LIBOR + 0.935%)
9,042,000	2.776(a)(c)	04/25/23	9,162,259
(SOFR + 0.580%)
30,000,000	0.630(a)(c)	03/16/24	30,133,200
KeyBank NA
5,000,000	3.300	02/01/22	5,050,800
Lloyds Banking Group PLC
(3M USD LIBOR + 1.249%)
16,624,000	2.858(a)(c)	03/17/23	16,811,352
10,520,000	4.050	08/16/23	11,202,222
Mitsubishi UFJ Financial Group, Inc.
(3M USD LIBOR + 0.700%)
12,500,000	0.816(c)	03/07/22	12,533,500
6,630,000	3.218	03/07/22	6,712,477
6,067,000	2.623	07/18/22	6,179,907
23,650,000	2.665	07/25/22	24,112,358
Mizuho Financial Group, Inc.(c)
(3M USD LIBOR + 0.940%)
27,975,000	1.061	02/28/22	28,076,829
(3M USD LIBOR + 0.790%)
6,860,000	0.906	03/05/23	6,922,632
(3M USD LIBOR + 0.840%)
14,000,000	0.966(a)	07/16/23	14,068,460
Morgan Stanley, Inc.
(SOFR + 0.700%)
60,000,000	0.750(a)(c)	01/20/23	60,103,800
19,327,000	3.750	02/25/23	20,217,008
MUFG Union Bank NA(a)
12,590,000	3.150	04/01/22	12,741,332
(SOFR + 0.710%)
17,250,000	0.760(c)	12/09/22	17,352,810
National Australia Bank Ltd.(b)(c)(3M USD LIBOR + 0.710%)
12,000,000	0.834	11/04/21	12,007,560

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
National Bank of Canada
$12,325,000	2.150%(b)	10/07/22	$12,561,394
28,809,000	2.100	02/01/23	29,452,017
(SOFR + 0.300%)
25,000,000	0.350(a)(c)	05/16/23	25,018,000
NatWest Markets PLC(b)
42,450,000	3.625	09/29/22	43,851,274
Royal Bank of Canada
39,355,000	3.350(b)	10/22/21	39,417,850
(SOFR + 0.450%)
20,600,000	0.500(c)	10/26/23	20,707,738
(SOFR + 0.360%)
20,000,000	0.410(c)	07/29/24	20,044,000
Santander UK Group Holdings PLC(a)
16,949,000	3.571	01/10/23	17,091,880
Santander UK PLC(c) (3M USD LIBOR + 0.660%)
21,800,000	0.785	11/15/21	21,813,952
Skandinaviska Enskilda Banken AB(b)
5,100,000	3.050	03/25/22	5,166,759
(3M USD LIBOR + 0.320%)
10,000,000	0.440(c)	09/01/23	10,029,500
Standard Chartered PLC(a)(b)(c)
(3M USD LIBOR + 1.150%)
19,000,000	4.247	01/20/23	19,209,000
(SOFR + 1.250%)
46,000,000	1.300	10/14/23	46,419,520
Sumitomo Mitsui Trust Bank Ltd.(b)(c) (SOFR + 0.440%)
33,146,000	0.490	09/16/24	33,199,365
The Bank of Nova Scotia
4,734,000	1.950	02/01/23	4,835,497
16,246,000	0.400	09/15/23	16,240,314
(SOFR + 0.550%)
54,500,000	0.600(c)	09/15/23	54,867,330
The Toronto-Dominion Bank
9,510,000	3.350(b)	10/22/21	9,525,092
(SOFR + 0.450%)
13,100,000	0.500(c)	09/28/23	13,184,364
Truist Bank(a)(c) (SOFR + 0.730%)
16,760,000	0.780	03/09/23	16,882,516
Truist Financial Corp.(a)(c) (3M USD LIBOR + 0.650%)
10,000,000	0.781	04/01/22	10,019,800
UBS AG(b)
17,500,000	1.750(a)	04/21/22	17,626,000
(SOFR + 0.360%)
13,250,000	0.410(c)	02/09/24	13,295,713
(SOFR + 0.450%)
38,856,000	0.500(c)	08/09/24	39,089,913
US Bank NA(a)(c) (3M USD LIBOR + 0.440%)
6,500,000	0.571	05/23/22	6,515,275
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.850%)
18,690,000	0.969	01/11/22	18,732,800
(3M USD LIBOR + 0.390%)
25,000,000	0.519	01/13/23	25,113,250

			1,527,656,032

Corporate Obligations – (continued)
Beverages(b) – 0.6%
Coca-Cola Europacific Partners PLC
31,358,000	0.500%	05/05/23	31,323,193
Heineken NV
2,300,000	2.750	04/01/23	2,373,117

			33,696,310

Biotechnology(a)(c) – 0.4%
Gilead Sciences, Inc. (3M USD LIBOR + 0.520%)
22,250,000	0.652	09/29/23	22,253,338

Diversified Financial Services – 2.0%
AIG Global Funding(b)(c) (SOFR + 0.380%)
19,248,000	0.430	12/15/23	19,268,210
Air Lease Corp.
13,140,000	3.750(a)	02/01/22	13,209,642
12,200,000	2.625(a)	07/01/22	12,377,754
2,000,000	2.250	01/15/23	2,043,540
6,000,000	2.750(a)	01/15/23	6,159,060
American Express Co.(a)
13,038,000	3.700	11/05/21	13,038,000
(3M USD LIBOR + 0.620%)
20,000,000	0.751(c)	05/20/22	20,061,200
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
10,000,000	2.014	01/27/23	10,051,900
The Charles Schwab Corp.(a)(c) (SOFR + 0.500%)
27,900,000	0.550	03/18/24	28,092,231

			124,301,537

Electrical – 1.5%
American Electric Power Co., Inc.(a)(c) (3M USD LIBOR + 0.480%)
19,375,000	0.606	11/01/23	19,392,631
CenterPoint Energy, Inc.(a)(c) (SOFR + 0.650%)
14,019,000	0.700	05/13/24	14,049,561
Dominion Energy, Inc.(a)(c) (3M USD LIBOR + 0.530%)
20,500,000	0.646	09/15/23	20,503,485
NextEra Energy Capital Holdings, Inc.
(SOFR + 0.540%)
6,860,000	0.590(c)	03/01/23	6,884,902
15,460,000	0.650	03/01/23	15,517,511
OGE Energy Corp.(a)
3,774,000	0.703	05/26/23	3,773,925
Oklahoma Gas and Electric Co.(a)
14,754,000	0.553	05/26/23	14,750,312

			94,872,327

Electronics(a) – 0.1%
Honeywell International, Inc.
4,811,000	0.483	08/19/22	4,811,385

Gas(a) – 1.4%
Atmos Energy Corp.
(3M USD LIBOR + 0.380%)
18,454,000	0.496(c)	03/09/23	18,456,214
10,203,000	0.625	03/09/23	10,203,306

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
CenterPoint Energy Resources Corp.
(3M USD LIBOR + 0.500%)
$33,450,000	0.620%(c)	03/02/23	$33,454,349
25,590,000	0.700	03/02/23	25,590,512

			87,704,381

Healthcare Providers & Services(a) – 0.2%
Aetna, Inc.
13,000,000	2.800	06/15/23	13,462,540

Home Builders(a) – 0.6%
NVR, Inc.
37,588,000	3.950	09/15/22	38,493,119

Insurance(b) – 3.4%
Athene Global Funding(c) (3M USD LIBOR + 0.730%)
56,000,000	0.865	01/08/24	56,348,880
Equitable Financial Life Global Funding
17,038,000	0.500	04/06/23	17,065,772
Jackson National Life Global Funding(c) (SOFR + 0.600%)
50,000,000	0.650	01/06/23	50,250,000
Metropolitan Life Global Funding I(c)
(SOFR + 0.570%)
41,000,000	0.620	01/13/23	41,219,760
(SOFR + 0.320%)
10,000,000	0.370	01/07/24	10,027,300
Principal Life Global Funding II(c)
(SOFR + 0.450%)
9,397,000	0.500	04/12/24	9,423,781
(SOFR + 0.380%)
14,437,000	0.430	08/23/24	14,461,110
Protective Life Global Funding
13,848,000	0.502	04/12/23	13,858,109

			212,654,712

Internet(a) – 0.2%
Alibaba Group Holding Ltd.
13,527,000	3.125	11/28/21	13,551,484

Machinery – Construction & Mining – 0.1%
Caterpillar Financial Services Corp.
8,220,000	0.950	05/13/22	8,260,525

Mining(b) – 0.2%
Glencore Finance Canada Ltd.
7,166,000	4.250	10/25/22	7,442,608
Glencore Funding LLC(a)
5,070,000	3.000	10/27/22	5,192,440

			12,635,048

Miscellaneous Manufacturing – 0.5%
Carlisle Cos, Inc.(a)
8,622,000	0.550	09/01/23	8,616,482
Siemens Financieringsmaatschappij NV(b)(c) (SOFR + 0.430%)
24,861,000	0.480	03/11/24	25,028,563

			33,645,045

Oil Field Services – 0.2%
Pioneer Natural Resources Co.
9,163,000	0.550	05/15/23	9,170,239

Corporate Obligations – (continued)
Pharmaceuticals – 1.2%
AbbVie, Inc.(c) (3M USD LIBOR + 0.460%)
21,142,000	0.587%	11/19/21	21,146,651
AmerisourceBergen Corp.(a)
24,360,000	0.737	03/15/23	24,395,566
Bayer US Finance LLC(b)
25,413,000	3.000	10/08/21	25,425,452

			70,967,669

Pipelines – 0.2%
Enbridge, Inc.
13,806,000	0.010	10/04/23	13,814,698

Real Estate Investment Trust(a)(c) – 0.5%
Public Storage (SOFR + 0.470%)
28,101,000	0.520	04/23/24	28,135,002

Retailing(a)(b) – 0.5%
7-Eleven, Inc.
(3M USD LIBOR + 0.450%)
9,869,000	0.578(c)	08/10/22	9,871,270
23,409,000	0.625	02/10/23	23,415,788

			33,287,058

Savings & Loans(b) – 0.2%
Nationwide Building Society
10,000,000	2.000	01/27/23	10,216,700

Telecommunication Services – 1.5%
AT&T, Inc.(a)(c) (SOFR + 0.640%)
30,900,000	0.690	03/25/24	30,950,985
NTT Finance Corp.(b)
30,000,000	0.373	03/03/23	30,024,900
Verizon Communications, Inc.(c) (SOFR + 0.500%)
32,950,000	0.550	03/22/24	33,239,630

			94,215,515

TOTAL CORPORATE OBLIGATIONS
(Cost $2,658,886,300)			$2,663,839,918

Municipal Debt Obligation(a) – 0.0%
New York – 0.0%
Long Island Power Authority Electric System Taxable (Refunding) Series C
$3,070,000	0.359%	03/01/23	$3,069,008
(Cost $3,070,000)

U.S. Treasury Obligation – 0.8%
United States Treasury Note
$50,000,000	0.250%	09/30/23	$49,962,891
(Cost $49,940,314)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(d) – 24.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,482,128,137	0.026%	$1,482,128,137
(Cost $1,482,128,137)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $4,194,024,751)		$4,198,999,954

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 33.3%
Certificates of Deposit – 8.8%
Alpine Securitization LLC(b)
$2,500,000	0.200%	05/13/22	$2,500,062
Barclays Bank PLC
20,000,000	0.350	12/31/21	20,011,172
Bayerische Landesbank(c) (3M USD LIBOR + 0.160%)
31,000,000	0.292	01/27/23	31,003,891
Credit Suisse AG
58,000,000	0.590	03/17/23	57,981,106
Deutsche Bank AG
24,281,000	0.720	11/08/21	24,295,708
First Abu Dhabi Bank USA NV(c) (3M USD LIBOR + 0.170%)
43,535,000	0.289	12/14/21	43,543,551
Landesbank Baden-Wuerttemberg
13,500,000	0.200	11/08/21	13,501,271
33,000,000	0.220	12/01/21	33,005,619
25,700,000	0.120	12/23/21	25,699,041
Landesbank Hessen-Thuringen
19,638,000	0.160	12/09/21	19,639,793
Lloyds Bank Corporate Markets PLC(c) (SOFR+ 0.650%)
24,250,000	0.700	08/17/22	24,357,589
Mizuho Bank Ltd.
16,500,000	0.190	02/28/22	16,502,760
MUFG Bank Ltd.
850,000	0.230	10/28/21	850,113
National Bank of Kuwait SAKP
47,000,000	0.390	11/16/21	47,012,794
16,000,000	0.260	11/29/21	16,001,864
8,000,000	0.240	12/03/21	8,000,611
10,000,000	0.240	12/17/21	10,000,433
Natixis SA(c) (3M USD LIBOR + 0.130%)
21,500,000	0.246	12/09/21	21,506,303
Nordea Bank AB NY
44,827,000	0.300	01/27/23	44,892,559
Norinchukin Bank NY
2,863,000	0.250	11/04/21	2,863,492
9,900,000	0.370	12/03/21	9,905,046
31,500,000	0.240	01/21/22	31,512,046
Sumitomo Mitsui Banking Corp.
(3M USD LIBOR + 0.370%)
15,583,000	0.491(c)	11/05/21	15,588,609
24,550,000	0.700	07/08/22	24,563,413

			544,738,846

Short-term Investments – (continued)
Commercial Paper(e) – 22.9%
Albion Capital Corp.(b)
74,000,000	0.000	10/01/21	73,999,848
25,000,000	0.000	11/22/21	24,995,031
Antalis S.A(b)
35,971,000	0.000	10/15/21	35,969,351
10,000,000	0.000	11/04/21	9,998,833
15,000,000	0.000	11/05/21	14,998,200
AT&T, Inc.(b)
19,500,000	0.000	12/16/21	19,492,451
Atlantic Asset Securitization Corp.
11,949,000	0.000	11/18/21	11,947,325
Banco Santander SA(b)
24,500,000	0.000	10/22/21	24,498,727
Bank Of China Ltd.
52,900,000	0.000	11/19/21	52,886,996
Barclays Capital, Inc.(b)
18,000,000	0.000	01/24/22	17,992,518
BASF SE(b)
35,000,000	0.000	11/03/21	34,996,364
BAT International Finance PLC(b)
15,182,000	0.000	10/06/21	15,181,671
18,184,000	0.000	10/22/21	18,182,433
BP Capital Markets PLC(b)
12,835,000	0.000	02/22/22	12,826,987
BPCE SA(b)
9,500,000	0.000	10/05/21	9,499,909
15,000,000	0.000	05/06/22	14,986,102
Brighthouse Financial Short Term funding LLC(b)
44,500,000	0.000	11/08/21	44,494,697
30,000,000	0.000	11/29/21	29,994,500
Chesham Finance Ltd.(b)
90,000,000	0.000	10/01/21	89,999,800
China Construction Banking Corp.(b)
20,000,000	0.000	10/06/21	19,999,700
Danaher Corp.(b)
23,534,000	0.000	11/09/21	23,529,895
Enel Finance America LLC(b)
7,100,000	0.000	11/05/21	7,098,907
32,000,000	0.000	02/17/22	31,968,889
Fidelity National Information Services, Inc.(b)
5,000,000	0.000	10/07/21	4,999,874
9,300,000	0.000	10/26/21	9,299,019
First Abu Dhabi Bank PJSC(b)
4,000,000	0.000	10/26/21	3,999,749
21,000,000	0.000	11/01/21	20,998,320
30,000,000	0.000	11/19/21	29,996,250
Gotham Funding Corp.
27,131,000	0.000	02/07/22	27,116,010
28,551,000	0.000	02/10/22	28,534,756
Ionic Capital II Trust
20,000,000	0.000	10/29/21	19,998,405
500,000	0.000	11/10/21	499,943
19,711,000	0.000	11/18/21	19,708,237
35,000,000	0.000	01/28/22	34,984,833
44,250,000	0.000	02/09/22	44,224,827

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Ionic Capital III Trust
$26,000,000	0.000%	10/01/21	$25,999,942
58,700,000	0.000	10/28/21	58,695,480
1,200,000	0.000	11/05/21	1,199,880
La Fayette Asset Securitization(b)
1,005,000	0.000	12/09/21	1,004,779
Lime Funding(b)
30,000,000	0.000	10/06/21	29,999,600
12,000,000	0.000	11/04/21	11,998,752
20,159,000	0.000	12/09/21	20,154,022
LMA SA LMA Americas(b)
15,000,000	0.000	01/06/22	14,994,978
30,850,000	0.000	01/07/22	30,839,565
Macquarie Bank Ltd.(b)
44,711,000	0.000	12/21/21	44,697,251
Matchpoint Finance PLC(b)
31,330,000	0.000	11/23/21	31,325,019
NatWest Markets PLC(b)
4,000,000	0.000	01/18/22	3,998,130
31,000,000	0.000	01/19/22	30,985,280
Nieuw Amsterdam Receivables Corp.(b)
1,099,000	0.000	12/01/21	1,098,809
Pure Grove Funding(b)
10,200,000	0.000	03/07/22	10,193,598
Ridgefield Funding Co.(b)
7,500,000	0.000	10/01/21	7,499,983
25,500,000	0.000	02/08/22	25,488,123
Rockwell Autom, Inc.(b)
17,312,000	0.000	01/25/22	17,302,491
Royal Bank of Canada(b)
10,000,000	0.000	11/30/21	9,998,627
Salisbury Receivables Co.(b)
12,196,000	0.000	11/08/21	12,194,415
40,000,000	0.000	12/10/21	39,980,514
Societe Generale SA(b)
13,485,000	0.000	12/06/21	13,482,867
15,500,000	0.000	12/13/21	15,497,225
Sumitomo Mitsui Trust Bank Ltd.(b)
9,500,000	0.000	12/15/21	9,498,175
Svenska Handelsbanken AB(b)
20,147,000	0.000	12/08/21	20,143,911
11,928,000	0.000	02/01/22	11,923,768
Swedbank AB
17,000,000	0.000	10/06/21	16,999,830
Waste Management, Inc.(b)
10,000,000	0.000	09/06/22	9,973,194

			1,411,067,565

Repurchase Agreement – 1.6%
Bank America Corp.
63,500,000	0.770	12/13/21	63,500,000
Maturity Value: $63,669,774
Next Reset Date : 10/04/21
Collateralized by various common stocks, preferred securities and corporate obligations, 0.000% to 8.000%, due 04/15/22 – 10/15/37. The aggregate market value of the collateral, including accrued interest, was $69,594,668

Short-term Investments – (continued)
Repurchase Agreement – (continued)
Well Fargo
35,000,000	0.170	10/01/21	35,000,000
Maturity Value: $35,000,165
Next Reset Date : 10/01/21
Collateralized by various corporate obligations and U.S. Treasury obligations, 0.625% to 6.500%, due 10/22/21 – 10/06/70. The aggregate market value of the collateral, including accrued interest, was $36,795,042

			98,500,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,052,305,680)			$2,054,306,411

TOTAL INVESTMENTS – 101.3%
(Cost $6,246,330,431)			$6,253,306,365

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%			(81,562,445)

NET ASSETS – 100.0%			$6,171,743,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
BSBY	—Bloomberg Short-Term Bank Yield Index
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Assets:
Investments of unaffiliated issuers, at value (cost $783,687,674, $325,851,312 and $266,674,017, respectively)	$787,174,491	$333,015,586	$267,120,614
Investments of affiliated issuers, at value (cost $31,060,594, $1,074,226 and $0, respectively)	31,060,606	1,074,226	—
Purchased options, at value (premium paid $0, $205,013 and $0, respectively)	—	109,928	—
Cash	12,481,770	3,478,198	12,266,926
Variation margin on futures contracts	—	15,691	—
Receivables:
Interest and dividends	2,909,715	1,147,013	233,679
Fund shares sold	1,205,745	282,068	246,849
Investments sold	—	1,492	247,336
Investments sold on an extended-settlement basis	—	17,443,446	—
Reimbursement from investment adviser	—	47,374	34,655
Collateral on certain derivative contracts(a)	—	6,527	84,021
Other assets	64,466	66,481	60,403
Total assets	834,896,793	356,688,030	280,294,483

Liabilities:
Variation margin on futures contracts	70,561	—	6,690
Variation margin on swaps contracts	—	1,629	1,995
Written option contracts, at value (premium received $0, $212,957 and $0, respectively)	—	89,583	—
Payables:
Investments purchased on an extended — settlement basis	3,146,402	82,241,685	—
Fund shares redeemed	320,546	962,932	898,878
Management fees	167,973	113,171	72,066
Distribution and Service fees and Transfer Agency fees	28,363	35,603	9,181
Income distributions	5,553	39,366	—
Investments purchased	266	—	—
Forward sale contracts, at value (proceeds received $0, $1,057,188 and $0, respectively)	—	1,061,205	—
Accrued expenses	235,326	275,105	209,622
Total liabilities	3,974,990	84,820,279	1,198,432

Net Assets:
Paid-in capital	830,945,699	267,791,811	287,327,378
Total distributable earnings (loss)	(23,896)	4,075,940	(8,231,327)
NET ASSETS	$830,921,803	$271,867,751	$279,096,051
Net Assets:
Class A	$18,632,058	$71,043,684	$6,132,285
Class C	—	2,005,945	—
Administration	5,012,783	—	—
Institutional	424,217,099	128,426,393	95,786,740
Service	—	31,666,181	34,093
Investor	10,648,676	3,740,793	2,284,550
Class R6	24,465,289	9,561,519	6,145,907
Class R	—	13,707,207	—
Class P	347,945,898	11,716,029	168,712,476
Total Net Assets	$830,921,803	$271,867,751	$279,096,051
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,951,155	4,665,562	704,682
Class C	—	131,732	—
Administration	524,325	—	—
Institutional	44,483,297	8,446,942	11,011,112
Service	—	2,085,176	3,910
Investor	1,117,756	245,755	263,199
Class R6	2,565,438	629,088	705,927
Class R	—	901,234	—
Class P	36,486,818	770,850	19,373,784
Net asset value, offering and redemption price per share:(b)
Class A	$9.55	$15.23	$8.70
Class C	—	15.23	—
Administration	9.56	—	—
Institutional	9.54	15.20	8.70
Service	—	15.19	8.72
Investor	9.53	15.22	8.68
Class R6	9.54	15.20	8.71
Class R	—	15.21	—
Class P	9.54	15.20	8.71

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	Futures
Government Income	$6,527	$—

High Quality Floating Rate	365	83,656

(b)	Maximum public offering price per share for Class A shares of the Government Income Fund is $15.82. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2021 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Bond Fund	Short Duration Government Fund
Assets:
Investments of unaffiliated issuers, at value (cost $483,426,028, $2,326,065,438 and $956,727,367 respectively)	$514,734,283	$2,343,776,836	$964,007,118
Investments of affiliated issuers, at value (cost $20,345,649, $371,487,825 and $0, respectively)	20,345,649	372,648,819	—
Purchased options, at value (premium paid and $165,931, $608,951 and $0, respectively)	89,339	229,474	—
Cash	7,051,642	38,793,098	13,899,770
Foreign currencies, at value (cost $0, $112,660 and $0, respectively)	—	83,782	—
Unrealized gain on swap contracts	—	2,333,066	—
Unrealized gain on forward foreign currency exchange contracts	—	2,782,780	—
Variation margin on futures contracts	33,414	—	—
Variation margin on swaps contracts	—	—	5,673
Receivables:
Collateral on certain derivative contracts(a)	989,315	29,606,967	369,480
Fund shares sold	648,446	3,651,793	701,284
Interest	572,346	14,729,188	2,436,456
Investments sold	—	596,945	97,935
Investments sold on an extended-settlement basis	—	20,567,986	51,305,514
Reimbursement from investment adviser	19,971	35,969	45,056
Due from broker — upfront payment	—	92,129	—
Other assets	72,971	112,133	71,756
Total assets	544,557,376	2,830,040,965	1,032,940,042

Liabilities:
Upfront payments received on swap contracts	—	3,755,159	—
Unrealized loss on forward foreign currency exchange contracts	—	3,111,083	—
Variation margin on futures contracts	—	230,525	149,234
Variation margin on swaps contracts	11,787	1,565,365	—
Written option contracts, at value (premium received $176,673, $617,246, and $0, respectively)	74,597	245,540	—
Payables:
Fund shares redeemed	2,393,694	2,588,048	10,874,729
Management fees	113,911	721,648	309,083
Distribution and Service fees and Transfer Agency fees	49,312	90,485	58,439
Investments purchased	387	75,861,077	—
Income distributions	81	2,839	29,195
Investments purchased on an extended — settlement basis	—	206,296,006	182,562,945
Forward sale contracts, at value (proceeds received $0, $0 and $6,504,375, respectively)	—	—	6,488,671
Due to broker — upfront payment	—	205	—
Accrued expenses	188,450	418,774	317,433
Total liabilities	2,832,219	294,886,754	200,789,729

Net Assets:
Paid-in capital	515,720,426	2,514,062,870	864,629,254
Total distributable earnings (loss)	26,004,731	21,091,341	(32,478,941)
NET ASSETS	$541,725,157	$2,535,154,211	$832,150,313
Net Assets:
Class A	$58,269,771	$84,096,360	$84,646,456
Class C	3,096,138	2,920,268	11,353,053
Institutional	200,356,557	181,775,107	380,666,027
Service	—	—	19,138,410
Investor	78,379,046	34,564,268	33,062,397
Class R6	128,686,517	9,838,051	14,088,359
Class R	18,811,601	919,286	—
Class P	54,125,527	2,221,040,871	289,195,611
Total Net Assets	$541,725,157	$2,535,154,211	$832,150,313
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,050,015	8,256,308	8,527,362
Class C	274,686	286,733	1,152,249
Institutional	17,128,569	17,809,309	38,482,728
Service	—	—	1,937,038
Investor	6,746,071	3,388,319	3,327,269
Class R6	11,010,995	964,762	1,423,888
Class R	1,639,353	90,069	—
Class P	4,628,748	217,750,457	29,244,548
Net asset value, offering and redemption price per share:(b)
Class A	$11.54	$10.19	$9.93
Class C	11.27	10.18	9.85
Institutional	11.70	10.21	9.89
Service	—	—	9.88
Investor	11.62	10.20	9.94
Class R6	11.69	10.20	9.89
Class R	11.48	10.21	—
Class P	11.69	10.20	9.89

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forwards	Futures	Swaps	TBA
Inflation Protected Securities	$—	$—	$989,315	$—
Short Duration Bond	3,500,000	25,316,967	—	790,000
Short Duration Government	—	119,480	—	250,000

(b)	Maximum public offering price per share for Class A shares of the Inflation Protected Securities, Short Duration Bond and, Short Duration Government Funds is $11.99, $10.35 and $10.08, respectively. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2021 (Unaudited)

Short-Term Conservative Income Fund
Assets:
Investments of unaffiliated issuers, at value (cost $4,764,202,294)	$4,771,178,228
Investments of affiliated issuers, at value (cost $1,482,128,137)	1,482,128,137
Cash	6,223,630
Receivables:
Investments sold	30,149,590
Fund shares sold	11,666,648
Interest	8,007,700
Reimbursement from investment adviser	53,509
Other assets	107,938
Total assets	6,309,515,380

Liabilities:
Payables:
Investments purchased	119,935,959
Investments purchased on an extended — settlement basis	13,798,821
Fund shares redeemed	2,647,970
Management fees	807,905
Distribution and Service fees and Transfer Agency fees	197,491
Income distributions	18,133
Accrued expenses	365,181
Total liabilities and other liabilities	137,771,460

Net Assets:
Paid-in capital	6,171,240,854
Total distributable earnings	503,066
NET ASSETS	$6,171,743,920
Net Assets:
Class A	$88,983,039
Administration	27,161
Preferred Class	27,053
Institutional	3,013,844,290
Investor	83,181,690
Class R6	209,563,113
Class P	2,776,117,574
Total Net Assets	$6,171,743,920
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,841,615
Administration	2,698
Preferred Shares	2,688
Institutional	299,259,973
Investor	8,260,214
Class R6	20,805,984
Class P	275,909,225
Net asset value, offering and redemption price per share:
Class A	$10.06
Administration	10.07
Preferred Shares	10.06
Institutional	10.07
Investor	10.07
Class R6	10.07
Class P	10.06

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Investment income:

Interest	$3,673,164	$1,613,259	$691,694

Dividends — unaffiliated issuers	153,501	—	—

Dividends — affiliated issuers	1,989	4,891	—

Total investment income	3,828,654	1,618,150	691,694

Expenses:

Management fees	1,001,891	772,029	404,662

Transfer Agency fees(a)	152,602	94,626	47,837

Custody, accounting and administrative services	92,668	77,759	70,520

Professional fees	68,508	69,365	70,610

Registration fees	35,152	54,546	43,546

Printing and mailing costs	24,280	64,799	21,949

Shareholder Administration fees — Service Shares	15,873	41,091	50

Distribution and Service (12b-1) fees(a)	13,571	175,576	4,922

Trustee fees	10,242	9,958	9,892

Service fees — Class C	—	2,882	—

Other	5,245	1,542	4,233

Total expenses	1,420,032	1,364,173	678,221

Less — expense reductions	(10,208)	(353,993)	(203,410)

Net expenses	1,409,824	1,010,180	474,811

NET INVESTMENT INCOME	2,418,830	607,970	216,883

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	190,631	1,231,299	23,311

Purchased options	—	(62,137)	—

Futures contracts	632,876	(296,173)	17,549

Written options	—	126,443	—

Swap contracts	—	(57,150)	9,646

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,032,431)	1,831,501	57,653

Investments — affiliated issuers	(3)	—	—

Purchased options	—	(280,078)	—

Futures contracts	(1,018,747)	(105,918)	(83,396)

Written options	—	362,556	—

Swap contracts	—	(529)	(2,319)

Net realized and unrealized gain (loss)	(1,227,674)	2,749,814	22,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,191,156	$3,357,784	$239,327

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service Class	Class R	Class A	Class B	Class C	Institutional	Service	Investor	Administration	Class R6	Class R	Class P
Enhanced Income	$13,571	$—	$—	$—	$10,857	$2,540	$—	$76,649	$—	$5,914	$—	$4,928	$—	$51,714
Government Income	91,131	8,646	41,091	34,708	43,743	—	1,383	28,265	6,575	2,832	1,503	—	8,330	1,995
High Quality Floating Rate	4,872	—	50	—	3,897	—	—	18,700	9	1,434	1,324	—	—	22,473

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Bond Fund	Short Duration Government Fund
Investment income:

Interest	$17,592,073	$14,391,363	$536,550

Dividends — affiliated issuers	1,951	955,052	2,238

Total investment income	17,594,024	15,346,415	538,788

Expenses:

Management fees	691,410	4,678,741	2,096,286

Transfer Agency fees(a)	162,894	443,057	232,632

Distribution and Service (12b-1) fees(a)	134,395	116,901	192,545

Professional fees	64,247	72,495	73,646

Custody, accounting and administrative services	59,132	175,672	99,680

Registration fees	51,673	93,135	53,928

Printing and mailing costs	34,868	37,604	42,691

Trustee fees	10,107	11,555	10,519

Service fees — Class C	3,481	3,463	15,520

Shareholder Administration fees — Service Shares	—	—	24,988

Prime Broker Fees	—	8,172	—

Other	1,781	17,860	6,967

Total expenses	1,213,988	5,658,655	2,849,402

Less — expense reductions	(117,312)	(458,593)	(306,975)

Net expenses	1,096,676	5,200,062	2,542,427

NET INVESTMENT INCOME (LOSS)	16,497,348	10,146,353	(2,003,639)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,131,131	9,794,008	5,119,517

Investment — affiliated issuers	—	(1,885)	—

Purchased options	(47,922)	(186,107)	—

Futures contracts	141,036	4,595,009	(3,527,446)

Written options	96,547	676,699	—

Swap contracts	(213,225)	3,127,503	76,648

Forward foreign currency exchange contracts	—	(1,239,419)	—

Foreign currency transactions	—	152,953	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	3,097,331	(4,751,183)	(1,335,182)

Investments — affiliated issuers	—	70,187	—

Purchased options	(213,430)	(434,391)	—

Futures contracts	(21,583)	5,330,455	(3,110,034)

Written options	277,166	433,805	—

Swap contracts	887,217	(742,161)	32,339

Forward foreign currency exchange contracts	—	(1,219,562)	—

Foreign currency translation	—	(135,642)	—

Net realized and unrealized gain (loss)	8,134,268	15,470,269	(2,744,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,631,616	$25,616,622	$(4,747,797)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service Class	Class R	Class A	Class C	Institutional	Service	Investor	Administration	Class R	Class P
Inflation Protected Securities	$77,672	$10,444	$—	$46,279	$37,282	$1,671	$39,526	$—	$47,585	$17,922	$11,107	$7,801
Short Duration Bond	105,910	10,388	—	603	50,837	1,662	47,789	—	18,917	1,337	145	322,370
Short Duration Government	120,997	46,560	24,988	—	58,078	7,450	92,191	3,998	21,728	2,314	—	46,873

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

Short-Term Conservative Income Fund
Investment income:

Interest	$12,575,230

Dividends — affiliated issuers	137,523

Total investment income	12,712,753

Expenses:

Management fees	7,209,044

Transfer Agency fees(a)	1,087,306

Custody, accounting and administrative services	166,128

Registration fees	106,373

Distribution and Service (12b-1) fees(a)	74,323

Printing and mailing costs	61,283

Professional fees	60,322

Trustee fees	14,320

Other	32,022

Total expenses	8,811,121

Less — expense reductions	(2,570,964)

Net expenses	6,240,157

NET INVESTMENT INCOME	6,472,596

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	1,204,150

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(867,850)

Net realized and unrealized gain	336,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,808,896

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees	Transfer Agency Fees
Fund	Class A	Class A	Preferred Shares	Institutional	Investor	Administration	Class R6	Class P
Short Term Conservative Income	$74,323	$60,597	$5	$549,700	$52,460	$5	$35,289	$389,250

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:

Net investment income	$2,418,830	$6,849,281	$607,970	$2,034,220

Net realized gain	823,507	646,633	942,282	6,439,076

Net change in unrealized gain (loss)	(2,051,181)	15,027,337	1,807,532	(13,084,104)

Net increase (decrease) in net assets resulting from operations	1,191,156	22,523,251	3,357,784	(4,610,808)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(34,372)	(120,708)	(312,555)	(759,355)
Class C Shares	—	—	(1,246)	(10,673)
Administration Shares	(23,728)	(51,718)	—	—
Institutional Shares	(1,163,688)	(2,509,033)	(823,883)	(2,311,556)
Service Shares	—	—	(109,596)	(289,300)
Investor Shares	(26,228)	(96,923)	(26,156)	(125,555)
Class R6 Shares	(104,086)	(624,825)	(58,907)	(149,544)
Class R Shares	—	—	(42,173)	(118,477)

Class P Shares	(1,066,090)	(3,486,187)	(78,361)	(198,473)

Total distributions to shareholders	(2,418,192)	(6,889,394)	(1,452,877)	(3,962,933)

From share transactions:

Proceeds from sales of shares	399,230,757	720,386,129	27,833,750	205,093,759

Reinvestment of distributions	2,390,167	6,652,987	1,244,196	3,543,509

Cost of shares redeemed	(240,693,026)	(471,360,497)	(61,074,718)	(246,580,940)

Net increase (decrease) in net assets resulting from share transactions	160,927,898	255,678,619	(31,996,772)	(37,943,672)

TOTAL INCREASE (DECREASE)	159,700,862	271,312,476	(30,091,865)	(46,517,413)

Net assets:

Beginning of period	671,220,941	399,908,465	301,959,616	348,477,029

End of period	$830,921,803	$671,220,941	$271,867,751	$301,959,616

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Quality Floating Rate Fund		Inflation Protected Securities Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:

Net investment income	$216,883	$1,092,001	$16,497,348	$5,073,142

Net realized gain (loss)	50,506	(383,671)	4,107,567	7,306,425

Net change in unrealized gain (loss)	(28,062)	8,533,029	4,026,701	13,369,511

Net increase in net assets resulting from operations	239,327	9,241,359	24,631,616	25,749,078

Distributions to shareholders:

From distributable earnings:

Class A Shares	(148)	(32,059)	(1,668,498)	(550,621)

Class C Shares	—	—	(81,910)	(11,694)

Institutional Shares	(104,665)	(559,435)	(6,030,605)	(2,157,807)

Service Shares	—	(128)	—	—

Investor Shares	(1,700)	(16,843)	(2,423,631)	(632,930)

Class R6 Shares	(10,161)	(13,847)	(3,854,977)	(961,060)

Class R Shares	—	—	(530,775)	(97,717)

Class P Shares	(179,581)	(847,526)	(1,628,544)	(536,625)

Return of capital:

Class A Shares	—	(1,481)	—	—

Institutional Shares	—	(25,845)	—	—

Service Shares	—	(6)	—	—

Investor Shares	—	(778)	—	—

Class R6 Shares	—	(640)	—	—

Class P Shares	—	(39,154)	—	—

Total distributions to shareholders	(296,255)	(1,537,742)	(16,218,940)	(4,948,454)

From share transactions:

Proceeds from sales of shares	115,101,615	109,788,699	121,421,249	318,346,586

Reinvestment of distributions	232,040	1,201,789	13,150,458	3,670,938

Cost of shares redeemed	(62,060,162)	(132,782,961)	(115,621,954)	(177,498,674)

Net increase (decrease) in net assets resulting from share transactions	53,273,493	(21,792,473)	18,949,753	144,518,850

TOTAL INCREASE (DECREASE)	53,216,565	(14,088,856)	27,362,429	165,319,474

Net assets:

Beginning of period	225,879,486	239,968,342	514,362,728	349,043,254

End of period	$279,096,051	$225,879,486	$541,725,157	$514,362,728

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Bond Fund		Short Duration Government Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:

Net investment income (loss)	$10,146,353	$26,870,526	$(2,003,639)	$4,083,260

Net realized gain (loss)	16,918,761	(8,079,125)	1,668,719	17,832,469

Net change in unrealized gain (loss)	(1,448,492)	46,073,084	(4,412,877)	(8,248,826)
Net increase (decrease) in net assets resulting from operations	25,616,622	64,864,485	(4,747,797)	13,666,903

Distributions to shareholders:

From distributable earnings:

Class A Shares	(421,181)	(771,815)	(150,853)	(861,776)

Class C Shares	(7,774)	(22,664)	(3,839)	(70,744)

Institutional Shares	(1,591,635)	(2,034,569)	(1,503,379)	(5,143,717)

Service Shares	—	—	(14,890)	(133,534)

Investor Shares	(192,550)	(247,958)	(96,318)	(435,851)

Class R6 Shares	(58,072)	(104,703)	(49,712)	(170,252)

Class R Shares	(866)	(18,206)	—	—

Class P Shares	(14,058,600)	(29,351,619)	(1,005,863)	(4,446,845)

Return of capital:

Class A Shares	—	(53,926)	—	—

Class C Shares	—	(1,584)	—	—

Institutional Shares	—	(142,152)	—	—

Investor Shares	—	(17,325)	—	—

Class R6 Shares	—	(7,316)	—	—

Class R Shares	—	(1,272)	—	—

Class P Shares	—	(2,050,761)	—	—

Total distributions to shareholders	(16,330,678)	(34,825,870)	(2,824,854)	(11,262,719)

From share transactions:

Proceeds from sales of shares	617,736,939	2,601,090,485	178,536,914	688,933,956

Reinvestment of distributions	16,083,246	34,632,499	2,543,585	10,453,449

Cost of shares redeemed	(583,647,771)	(1,002,962,743)	(383,937,017)	(518,632,326)

Net increase (decrease) in net assets resulting from share transactions	50,172,414	1,632,760,241	(202,856,518)	180,755,079

TOTAL INCREASE (DECREASE)	59,458,358	1,662,798,856	(210,429,169)	183,159,263

Net assets:

Beginning of period	2,475,695,853	812,896,997	1,042,579,482	859,420,219

End of period	$2,535,154,211	$2,475,695,853	$832,150,313	$1,042,579,482

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:

Net investment income	$6,472,596	$31,165,501

Net realized gain	1,204,150	613,034

Net change in unrealized gain (loss)	(867,850)	74,478,609

Net increase (decrease) in net assets resulting from operations	6,808,896	106,257,144

Distributions to shareholders:

From distributable earnings:

Class A Shares	(31,717)	(392,440)

Administration Shares	(347,233)	(2,070,634)

Preferred Shares	(39)	(185)

Institutional Shares	(3,811,098)	(12,045,907)

Investor Shares	(87,469)	(799,501)

Class R6 Shares	(39)	(3,021)

Class P Shares	(3,723,233)	(16,831,959)

Total distributions to shareholders	(8,000,828)	(32,143,647)

From share transactions:

Proceeds from sales of shares	4,781,024,911	6,532,521,854

Reinvestment of distributions	7,796,395	31,334,877

Cost of shares redeemed	(4,880,785,213)	(4,188,947,331)

Net increase (decrease) in net assets resulting from share transactions	(91,963,907)	2,374,909,400

TOTAL INCREASE (DECREASE)	(93,155,839)	2,449,022,897

Net assets:

Beginning of period	6,264,899,759	3,815,876,862

End of period	$6,171,743,920	$6,264,899,759

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.56		$9.22	$9.45	$9.41	$9.44	$9.41

Net investment income(a)	0.02		0.10	0.20	0.19	0.11	0.08

Net realized and unrealized gain (loss)	(0.01)		0.34	(0.24)	0.04	(0.03)	0.03

Total from investment operations	0.01		0.44	(0.04)	0.23	0.08	0.11

Distributions to shareholders from net investment income	(0.02)		(0.10)	(0.19)	(0.19)	(0.11)	(0.08)

Net asset value, end of period	$9.55		$9.56	$9.22	$9.45	$9.41	$9.44

Total return(b)	0.09%		4.82%	(0.41)%	2.41%	0.86%	1.19%

Net assets, end of period (in 000s)	$18,632		$15,098	$10,456	$19,396	$10,590	$35,560

Ratio of net expenses to average net assets	0.58	%(c)	0.58%	0.59%	0.61%	0.69%	0.69%

Ratio of total expenses to average net assets	0.58	%(c)	0.61%	0.63%	0.65%	0.70%	0.71%

Ratio of net investment income to average net assets	0.38	%(c)	1.04%	2.08%	2.02%	1.14%	0.88%

Portfolio turnover rate(d)	7%		58%	53%	42%	63%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Administration Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.57		$9.23	$9.46	$9.43	$9.46	$9.43

Net investment income(a)	0.02		0.09	0.19	0.19	0.12	0.09

Net realized and unrealized gain (loss)	(0.01)		0.35	(0.23)	0.03	(0.03)	0.03

Total from investment operations	0.01		0.44	(0.04)	0.22	0.09	0.12

Distributions to shareholders from net investment income	(0.02)		(0.10)	(0.19)	(0.19)	(0.12)	(0.09)

Net asset value, end of period	$9.56		$9.57	$9.23	$9.46	$9.43	$9.46

Total return(b)	0.08%		4.79%	(0.42)%	2.33%	0.95%	1.28%

Net assets, end of period (in 000s)	$5,013		$16,333	$4,254	$2,905	$164	$162

Ratio of net expenses to average net assets	0.60	%(c)	0.59%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.60	%(c)	0.63%	0.64%	0.64%	0.61%	0.62%

Ratio of net investment income to average net assets	0.37	%(c)	0.97%	2.02%	2.03%	1.27%	0.97%

Portfolio turnover rate(d)	7%		58%	53%	42%	63%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.55		$9.21	$9.43	$9.39	$9.43	$9.40

Net investment income(a)	0.03		0.12	0.22	0.21	0.14	0.11

Net realized and unrealized gain (loss)	(0.01)		0.35	(0.22)	0.04	(0.04)	0.03

Total from investment operations	0.02		0.47	—	0.25	0.10	0.14

Distributions to shareholders from net investment income	(0.03)		(0.13)	(0.22)	(0.21)	(0.14)	(0.11)

Net asset value, end of period	$9.54		$9.55	$9.21	$9.43	$9.39	$9.43

Total return(b)	0.20%		5.18%	(0.17)%	2.70%	1.09%	1.53%

Net assets, end of period (in 000s)	$424,217		$299,844	$180,477	$252,561	$451,628	$435,915

Ratio of net expenses to average net assets	0.35	%(c)	0.34%	0.35%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.35	%(c)	0.38%	0.39%	0.37%	0.36%	0.37%

Ratio of net investment income to average net assets	0.61	%(c)	1.25%	2.30%	2.18%	1.52%	1.22%

Portfolio turnover rate(d)	7%		58%	53%	42%	63%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.54		$9.19	$9.42	$9.39	$9.42	$9.39

Net investment income(a)	0.03		0.11	0.21	0.21	0.14	0.11

Net realized and unrealized gain (loss)	(0.01)		0.36	(0.23)	0.02	(0.04)	0.02

Total from investment operations	0.02		0.47	(0.02)	0.23	0.10	0.13

Distributions to shareholders from net investment income	(0.03)		(0.12)	(0.21)	(0.20)	(0.13)	(0.10)

Net asset value, end of period	$9.53		$9.54	$9.19	$9.42	$9.39	$9.42

Total return(b)	0.16%		5.10%	(0.27)%	2.50%	1.11%	1.44%

Net assets, end of period (in 000s)	$10,649		$9,184	$6,875	$6,096	$5,127	$2,012

Ratio of net expenses to average net assets	0.43	%(c)	0.42%	0.44%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.43	%(c)	0.46%	0.48%	0.48%	0.45%	0.45%

Ratio of net investment income to average net assets	0.53	%(c)	1.20%	2.21%	2.19%	1.45%	1.14%

Portfolio turnover rate(d)	7%		58%	53%	42%	63%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.55		$9.21	$9.43	$9.40	$9.43	$9.40

Net investment income(a)	0.03		0.13	0.22	0.23	0.14	0.12

Net realized and unrealized gain (loss)	(0.01)		0.34	(0.22)	0.01	(0.03)	0.02

Total from investment operations	0.02		0.47	—	0.24	0.11	0.14

Distributions to shareholders from net investment income	(0.03)		(0.13)	(0.22)	(0.21)	(0.14)	(0.11)

Net asset value, end of period	$9.54		$9.55	$9.21	$9.43	$9.40	$9.43

Total Return(b)	0.21%		5.19%	(0.16)%	2.59%	1.21%	1.55%

Net assets, end of period (in 000s)	$24,465		$36,558	$45,134	$49,846	$10	$10

Ratio of net expenses to average net assets	0.34	%(c)	0.33%	0.34%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets	0.34	%(c)	0.37%	0.38%	0.42%	0.35%	0.36%

Ratio of net investment income to average net assets	0.63	%(c)	1.34%	2.30%	2.48%	1.53%	1.23%

Portfolio turnover rate(d)	7%		58%	53%	42%	63%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$9.55		$9.21	$9.43	$9.41

Net investment income(b)	0.03		0.12	0.22	0.21

Net realized and unrealized gain (loss)	(0.01)		0.35	(0.22)	0.01

Total from investment operations	0.02		0.47	—	0.22

Distributions to shareholders from net investment income	(0.03)		(0.13)	(0.22)	(0.20)

Net asset value, end of period	$9.54		$9.55	$9.21	$9.43

Total return(c)	0.21%		5.19%	(0.16)%	2.36%

Net assets, end of period (in 000s)	$347,946		$294,205	$152,713	$189,835

Ratio of net expenses to average net assets	0.34	%(d)	0.33%	0.34%	0.34	%(d)

Ratio of total expenses to average net assets	0.34	%(d)	0.37%	0.38%	0.38	%(d)

Ratio of net investment income to average net assets	0.62	%(d)	1.23%	2.31%	2.33	%(d)

Portfolio turnover rate(e)	7%		58%	53%	42%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.14		$15.57	$14.58	$14.39	$14.64	$15.03

Net investment income(a)	0.02		0.07	0.23	0.28	0.18	0.16

Net realized and unrealized gain (loss)	0.14		(0.35)	1.06	0.21	(0.18)	(0.29)

Total from investment operations	0.16		(0.28)	1.29	0.49	—	(0.13)

Distributions to shareholders from net investment income	(0.07)		(0.15)	(0.30)	(0.30)	(0.25)	(0.26)

Net asset value, end of period	$15.23		$15.14	$15.57	$14.58	$14.39	$14.64

Total return(b)	0.96%		(1.73)%	8.83%	3.46%	0.01%	(0.89)%

Net assets, end of period (in 000s)	$71,044		$74,473	$75,282	$93,352	$108,414	$134,630

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.89%	0.91%	0.91%	0.91%

Ratio of total expenses to average net assets	1.09	%(c)	1.07%	1.09%	1.10%	1.05%	1.06%

Ratio of net investment income to average net assets	0.28	%(c)	0.43%	1.54%	1.94%	1.25%	1.08%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.14		$15.57	$14.58	$14.39	$14.64	$15.03

Net investment income (loss)(a)	(0.04)		(0.05)	0.11	0.17	0.07	0.05

Net realized and unrealized gain (loss)	0.14		(0.34)	1.07	0.21	(0.18)	(0.29)

Total from investment operations	0.10		(0.39)	1.18	0.38	(0.11)	(0.24)

Distributions to shareholders from net investment income	(0.01)		(0.04)	(0.19)	(0.19)	(0.14)	(0.15)

Net asset value, end of period	$15.23		$15.14	$15.57	$14.58	$14.39	$14.64

Total return(b)	0.58%		(2.53)%	8.10%	2.69%	(0.74)%	(1.63)%

Net assets, end of period (in 000s)	$2,006		$2,420	$4,974	$3,775	$5,959	$8,066

Ratio of net expenses to average net assets	1.58	%(c)	1.58%	1.64%	1.66%	1.66%	1.66%

Ratio of total expenses to average net assets	1.84	%(c)	1.81%	1.84%	1.84%	1.80%	1.81%

Ratio of net investment income (loss) to average net assets	(0.47	)%(c)	(0.31)%	0.77%	1.17%	0.50%	0.33%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.12		$15.54	$14.55	$14.37	$14.62	$15.01

Net investment income(a)	0.04		0.12	0.27	0.33	0.24	0.21

Net realized and unrealized gain (loss)	0.13		(0.34)	1.06	0.20	(0.19)	(0.29)

Total from investment operations	0.17		(0.22)	1.33	0.53	0.05	(0.08)

Distributions to shareholders from net investment income	(0.09)		(0.20)	(0.34)	(0.35)	(0.30)	(0.31)

Net asset value, end of period	$15.20		$15.12	$15.54	$14.55	$14.37	$14.62

Total return(b)	1.19%		(1.50)%	9.26%	3.74%	0.35%	(0.56)%

Net assets, end of period (in 000s)	$128,426		$148,150	$178,878	$130,734	$141,298	$129,442

Ratio of net expenses to average net assets	0.52	%(c)	0.52%	0.57%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets	0.76	%(c)	0.73%	0.75%	0.76%	0.71%	0.72%

Ratio of net investment income to average net assets	0.58	%(c)	0.74%	1.83%	2.29%	1.61%	1.42%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.10		$15.52	$14.54	$14.35	$14.60	$14.99

Net investment income(a)	0.01		0.04	0.20	0.25	0.16	0.14

Net realized and unrealized gain (loss)	0.13		(0.34)	1.05	0.22	(0.18)	(0.30)

Total from investment operations	0.14		(0.30)	1.25	0.47	(0.02)	(0.16)

Distributions to shareholders from net investment income	(0.05)		(0.12)	(0.27)	(0.28)	(0.23)	(0.23)

Net asset value, end of period	$15.19		$15.10	$15.52	$14.54	$14.35	$14.60

Total return(b)	0.87%		(1.93)%	8.66%	3.30%	(0.16)%	(1.06)%

Net assets, end of period (in 000s)	$31,666		$32,692	$39,122	$36,126	$41,463	$53,711

Ratio of net expenses to average net assets	1.02	%(c)	1.02%	1.07%	1.07%	1.07%	1.07%

Ratio of total expenses to average net assets	1.26	%(c)	1.23%	1.25%	1.26%	1.21%	1.22%

Ratio of net investment income to average net assets	0.09	%(c)	0.25%	1.33%	1.77%	1.09%	0.92%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.13		$15.56	$14.57	$14.38	$14.63	$15.02

Net investment income(a)	0.04		0.11	0.25	0.31	0.22	0.20

Net realized and unrealized gain (loss)	0.13		(0.35)	1.07	0.21	(0.18)	(0.29)

Total from investment operations	0.17		(0.24)	1.32	0.52	0.04	(0.09)

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.33)	(0.33)	(0.29)	(0.30)

Net asset value, end of period	$15.22		$15.13	$15.56	$14.57	$14.38	$14.63

Total return(b)	1.16%		(1.55)%	9.18%	3.72%	0.26%	(0.64)%

Net assets, end of period (in 000s)	$3,741		$6,459	$8,383	$1,458	$2,846	$4,558

Ratio of net expenses to average net assets	0.58	%(c)	0.58%	0.62%	0.66%	0.66%	0.66%

Ratio of total expenses to average net assets	0.84	%(c)	0.81%	0.83%	0.84%	0.80%	0.81%

Ratio of net investment income to average net assets	0.49	%(c)	0.71%	1.68%	2.14%	1.49%	1.33%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.11		$15.54	$14.55	$14.37	$14.61	$15.01

Net investment income(a)	0.05		0.12	0.27	0.33	0.24	0.20

Net realized and unrealized gain (loss)	0.13		(0.35)	1.07	0.20	(0.18)	(0.29)

Total from investment operations	0.18		(0.23)	1.34	0.53	0.06	(0.09)

Distributions to shareholders from net investment income	(0.09)		(0.20)	(0.35)	(0.35)	(0.30)	(0.31)

Net asset value, end of period	$15.20		$15.11	$15.54	$14.55	$14.37	$14.61

Total return(b)	1.19%		(1.49)%	9.27%	3.75%	0.43%	(0.60)%

Net assets, end of period (in 000s)	$9,562		$10,019	$9,187	$7,661	$19,012	$17,614

Ratio of net expenses to average net assets	0.51	%(c)	0.51%	0.56%	0.56%	0.55%	0.55%

Ratio of total expenses to average net assets	0.75	%(c)	0.72%	0.74%	0.76%	0.70%	0.69%

Ratio of net investment income to average net assets	0.60	%(c)	0.75%	1.84%	2.31%	1.62%	1.35%

Portfolio turnover rate(d)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.12		$15.55	$14.56	$14.38	$14.62	$15.02

Net investment income(a)	(0.00	)(b)	0.03	0.19	0.24	0.15	0.12

Net realized and unrealized gain (loss)	0.14		(0.35)	1.06	0.20	(0.17)	(0.30)

Total from investment operations	0.14		(0.32)	1.25	0.44	(0.02)	(0.18)

Distributions to shareholders from net investment income	(0.05)		(0.11)	(0.26)	(0.26)	(0.22)	(0.22)

Net asset value, end of period	$15.21		$15.12	$15.55	$14.56	$14.38	$14.62

Total return(c)	0.90%		(2.05)%	8.64%	3.13%	(0.18)%	(1.14)%

Net assets, end of period (in 000s)	$13,707		$14,021	$18,424	$19,905	$21,630	$21,045

Ratio of net expenses to average net assets	1.08	%(d)	1.08%	1.14%	1.16%	1.16%	1.16%

Ratio of total expenses to average net assets	1.34	%(d)	1.32%	1.34%	1.35%	1.30%	1.31%

Ratio of net investment income to average net assets	0.03	%(d)	0.19%	1.27%	1.69%	1.02%	0.83%

Portfolio turnover rate(e)	301%		820%	943%	530%	380%	441%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Period Ended March 31,		Year Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$15.11		$15.54	$14.55	$14.24

Net investment income(b)	0.05		0.12	0.27	0.32

Net realized and unrealized gain (loss)	0.13		(0.35)	1.07	0.32

Total from investment operations	0.18		(0.23)	1.34	0.64

Distributions to shareholders from net investment income	(0.09)		(0.20)	(0.35)	(0.33)

Net asset value, end of period	$15.20		$15.11	$15.54	$14.55

Total return(c)	1.19%		(1.42)%	9.20%	4.55%

Net assets, end of period (in 000s)	$11,716		$13,725	$14,227	$10,268

Ratio of net expenses to average net assets	0.52	%(d)	0.51%	0.56%	0.56	%(d)

Ratio of total expenses to average net assets	0.75	%(d)	0.72%	0.74%	0.77	%(d)

Ratio of net investment income to average net assets	0.60	%(d)	0.75%	1.83%	2.35	%(d)

Portfolio turnover rate(e)	301%		820%	943%	530%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.70		$8.41	$8.70	$8.73	$8.72	$8.63

Net investment income(a)	—	(b)	0.02	0.17	0.18	0.10	0.07

Net realized and unrealized gain (loss)	—		0.31	(0.28)	(0.02)	0.01	0.08

Total from investment operations	—		0.33	(0.11)	0.16	0.11	0.15

Distributions to shareholders from net investment income	—	(b)	(0.04)	(0.18)	(0.19)	(0.10)	(0.06)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	—		(0.04)	(0.18)	(0.19)	(0.10)	(0.06)

Net asset value, end of period	$8.70		$8.70	$8.41	$8.70	$8.73	$8.72

Total return(c)	—	%(d)	3.93%	(1.32)%	1.84%	1.32%	1.79%

Net assets, end of period (in 000s)	$6,132		$6,791	$10,954	$7,968	$9,368	$11,303

Ratio of net expenses to average net assets	0.59	%(e)	0.60%	0.61%	0.64%	0.71%	0.65%

Ratio of total expenses to average net assets	0.75	%(e)	0.78%	0.73%	0.70%	0.79%	0.89%

Ratio of net investment income (loss) to average net assets	(0.06	)%(e)	0.28%	1.96%	2.09%	1.18%	0.76%

Portfolio turnover rate(f)	13%		24%	8%	47%	54%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Amount is less than 0.005% per share.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.70		$8.41	$8.70	$8.72	$8.71	$8.63

Net investment income(a)	0.01		0.04	0.19	0.19	0.13	0.09

Net realized and unrealized gain (loss)	—		0.31	(0.28)	—	0.01	0.08

Total from investment operations	0.01		0.35	(0.09)	0.19	0.14	0.17

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.20)	(0.21)	(0.13)	(0.09)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.01)		(0.06)	(0.20)	(0.21)	(0.13)	(0.09)

Net asset value, end of period	$8.70		$8.70	$8.41	$8.70	$8.72	$8.71

Total return(c)	0.11%		4.17%	(1.09)%	2.23%	1.67%	1.97%

Net assets, end of period (in 000s)	$95,787		$90,109	$77,817	$71,263	$730,204	$429,019

Ratio of net expenses to average net assets	0.36	%(d)	0.36%	0.37%	0.36%	0.36%	0.36%

Ratio of total expenses to average net assets	0.52	%(d)	0.55%	0.49%	0.41%	0.44%	0.55%

Ratio of net investment income to average net assets	0.17	%(d)	0.48%	2.24%	2.19%	1.54%	1.05%

Portfolio turnover rate(e)	13%		24%	8%	47%	54%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021		2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.74		$8.45		$8.74	$8.76	$8.76	$8.67

Net investment income (loss)(a)	(0.02)		(0.00	)(b)	0.15	0.16	0.08	0.05

Net realized and unrealized gain (loss)	—		0.31		(0.28)	(0.01)	0.01	0.09

Total from investment operations	(0.02)		0.31		(0.13)	0.15	0.09	0.14

Distributions to shareholders from net investment income	—		(0.02)		(0.16)	(0.17)	(0.09)	(0.05)

Distributions to shareholders from return of capital	—		—	(b)	—	—	—	—

Total distributions	—		(0.02)		(0.16)	(0.17)	(0.09)	(0.05)

Net asset value, end of period	$8.72		$8.74		$8.45	$8.74	$8.76	$8.76

Total return(c)	(0.23)%		3.70%		(1.56)%	1.73%	1.05%	1.58%

Net assets, end of period (in 000s)	$34		$51		$49	$92	$113	$491

Ratio of net expenses to average net assets	0.87	%(d)	0.87%		0.86%	0.86%	0.87%	0.86%

Ratio of total expenses to average net assets	1.02	%(d)	1.04%		0.98%	0.93%	0.97%	1.05%

Ratio of net investment income (loss) to average net assets	(0.35	)%(d)	(0.00)%		1.77%	1.86%	0.95%	0.55%

Portfolio turnover rate(e)	13%		24%		8%	47%	54%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.68		$8.38	$8.68	$8.70	$8.69	$8.61

Net investment income(a)	—		0.04	0.19	0.21	0.13	0.08

Net realized and unrealized gain (loss)	0.01		0.31	(0.30)	(0.03)	0.01	0.08

Total from investment operations	0.01		0.35	(0.11)	0.18	0.14	0.16

Distributions to shareholders from net investment income	(0.01)		(0.05)	(0.19)	(0.20)	(0.13)	(0.08)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.01)		(0.05)	(0.19)	(0.20)	(0.13)	(0.08)

Net asset value, end of period	$8.68		$8.68	$8.38	$8.68	$8.70	$8.69

Total return(c)	0.07%		4.22%	(1.30)%	2.14%	1.58%	1.87%

Net assets, end of period (in 000s)	$2,285		$2,790	$5,123	$9,474	$1,292	$632

Ratio of net expenses to average net assets	0.44	%(d)	0.45%	0.46%	0.45%	0.46%	0.44%

Ratio of total expenses to average net assets	0.60	%(d)	0.63%	0.58%	0.54%	0.53%	0.62%

Ratio of net investment income to average net assets	0.09	%(d)	0.44%	2.15%	2.40%	1.47%	0.91%

Portfolio turnover rate(e)	13%		24%	8%	47%	54%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.71		$8.41	$8.70	$8.72	$8.72	$8.63

Net investment income(a)	0.01		0.04	0.21	0.24	0.13	0.09

Net realized and unrealized gain (loss)	—		0.32	(0.30)	(0.05)	0.01	0.09

Total from investment operations	0.01		0.36	(0.09)	0.19	0.14	0.18

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.20)	(0.21)	(0.14)	(0.09)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.01)		(0.06)	(0.20)	(0.21)	(0.14)	(0.09)

Net asset value, end of period	$8.71		$8.71	$8.41	$8.70	$8.72	$8.72

Total return(c)	0.12%		4.30%	(1.08)%	2.23%	1.56%	2.11%

Net assets, end of period (in 000s)	$6,146		$4,582	$1,613	$6,565	$11	$10

Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.36%	0.35%	0.36%	0.36%

Ratio of total expenses to average net assets	0.51	%(d)	0.54%	0.47%	0.49%	0.43%	0.53%

Ratio of net investment income to average net assets	0.17	%(d)	0.50%	2.41%	2.73%	1.54%	1.05%

Portfolio turnover rate(e)	13%		24%	8%	47%	54%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$8.71		$8.41	$8.70	$8.73

Net investment income(b)	0.01		0.05	0.20	0.20

Net realized and unrealized gain (loss)	—		0.31	(0.29)	(0.03)

Total from investment operations	0.01		0.36	(0.09)	0.17

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.20)	(0.20)

Distributions to shareholders from return of capital	—		— (c)	—	—

Total distributions	(0.01)		(0.06)	(0.20)	(0.20)

Net asset value, end of period	$8.71		$8.71	$8.41	$8.70

Total return(d)	0.12%		4.30%	(1.08)%	1.99%

Net assets, end of period (in 000s)	$168,712		$121,556	$144,412	$375,756

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.36%	0.35	%(e)

Ratio of total expenses to average net assets	0.51	%(e)	0.54%	0.48%	0.43	%(e)

Ratio of net investment income to average net assets	0.18	%(e)	0.52%	2.32%	2.48	%(e)

Portfolio turnover rate(f)	13%		24%	8%	47%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.35		$10.72	$10.37	$10.31	$10.44	$10.44

Net investment income(a)	0.35		0.10	0.26	0.16	0.16	0.18

Net realized and unrealized gain (loss)	0.18		0.62	0.35	0.06	(0.13)	(0.04)

Total from investment operations	0.53		0.72	0.61	0.22	0.03	0.14

Distributions to shareholders from net investment income	(0.34)		(0.09)	(0.26)	(0.16)	(0.16)	(0.14)

Net asset value, end of period	$11.54		$11.35	$10.72	$10.37	$10.31	$10.44

Total return(b)	4.71%		6.72%	5.90%	2.21%	0.31%	1.32%

Net assets, end of period (in 000s)	$58,270		$69,090	$52,041	$53,690	$74,814	$78,713

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.69%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	0.71	%(c)	0.75%	0.76%	0.76%	0.77%	0.84%

Ratio of net investment income to average net assets	5.91	%(c)	0.86%	2.41%	1.61%	1.59%	1.69%

Portfolio turnover rate(d)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.12		$10.54	$10.19	$10.17	$10.31	$10.32

Net investment income(a)	0.30		— (b)	0.20	0.10	0.08	0.11

Net realized and unrealized gain (loss)	0.17		0.63	0.32	0.04	(0.12)	(0.05)

Total from investment operations	0.47		0.63	0.52	0.14	(0.04)	0.06

Distributions to shareholders from net investment income	(0.32)		(0.05)	(0.17)	(0.12)	(0.10)	(0.07)

Net asset value, end of period	$11.27		$11.12	$10.54	$10.19	$10.17	$10.31

Total return(c)	4.24%		6.01%	5.13%	1.38%	(0.42)%	0.59%

Net assets, end of period (in 000s)	$3,096		$2,374	$2,160	$4,152	$6,847	$6,512

Ratio of net expenses to average net assets	1.42	%(d)	1.42%	1.44%	1.43%	1.43%	1.43%

Ratio of total expenses to average net assets	1.46	%(d)	1.50%	1.51%	1.50%	1.52%	1.60%

Ratio of net investment income to average net assets	5.19	%(d)	0.03%	1.96%	0.97%	0.82%	1.06%

Portfolio turnover rate(e)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.50		$10.86	$10.50	$10.43	$10.56	$10.55

Net investment income(a)	0.37		0.14	0.30	0.21	0.20	0.22

Net realized and unrealized gain (loss)	0.19		0.63	0.35	0.05	(0.13)	(0.04)

Total from investment operations	0.56		0.77	0.65	0.26	0.07	0.18

Distributions to shareholders from net investment income	(0.36)		(0.13)	(0.29)	(0.19)	(0.20)	(0.17)

Net asset value, end of period	$11.70		$11.50	$10.86	$10.50	$10.43	$10.56

Total return(b)	4.93%		7.06%	6.27%	2.55%	0.64%	1.70%

Net assets, end of period (in 000s)	$200,357		$194,076	$168,248	$174,467	$258,458	$202,452

Ratio of net expenses to average net assets	0.34	%(c)	0.34%	0.35%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets	0.38	%(c)	0.41%	0.42%	0.42%	0.43%	0.50%

Ratio of net investment income to average net assets	6.27	%(c)	1.18%	2.78%	2.02%	1.95%	2.11%

Portfolio turnover rate(d)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.43		$10.79	$10.43	$10.37	$10.50	$10.49

Net investment income(a)	0.37		0.14	0.27	0.16	0.19	0.20

Net realized and unrealized gain (loss)	0.18		0.62	0.37	0.08	(0.13)	(0.03)

Total from investment operations	0.55		0.76	0.64	0.24	0.06	0.17

Distributions to shareholders from net investment income	(0.36)		(0.12)	(0.28)	(0.18)	(0.19)	(0.16)

Net asset value, end of period	$11.62		$11.43	$10.79	$10.43	$10.37	$10.50

Total return(b)	4.83%		7.03%	6.13%	2.48%	0.55%	1.64%

Net assets, end of period (in 000s)	$78,379		$74,650	$26,970	$16,088	$13,079	$12,523

Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.44%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.46	%(c)	0.49%	0.51%	0.51%	0.52%	0.59%

Ratio of net investment income to average net assets	6.22	%(c)	1.21%	2.52%	1.53%	1.80%	1.87%

Portfolio turnover rate(d)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.50		$10.85	$10.49	$10.43	$10.55	$10.55

Net investment income(a)	0.37		0.15	0.29	0.08	0.22	0.21

Net realized and unrealized gain (loss)	0.18		0.63	0.36	0.17	(0.14)	(0.04)

Total from investment operations	0.55		0.78	0.65	0.25	0.08	0.17

Distributions to shareholders from net investment income	(0.36)		(0.13)	(0.29)	(0.19)	(0.20)	(0.17)

Net asset value, end of period	$11.69		$11.50	$10.85	$10.49	$10.43	$10.55

Total return(b)	4.84%		7.17%	6.29%	2.47%	0.75%	1.62%

Net assets, end of period (in 000s)	$128,687		$107,354	$50,987	$39,506	$7,103	$723

Ratio of net expenses to average net assets	0.33	%(c)	0.33%	0.34%	0.33%	0.33%	0.32%

Ratio of total expenses to average net assets	0.37	%(c)	0.40%	0.41%	0.44%	0.40%	0.47%

Ratio of net investment income to average net assets	6.30	%(c)	1.27%	2.72%	0.74%	2.11%	2.00%

Portfolio turnover rate(d)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.29		$10.67	$10.32	$10.28	$10.41	$10.41

Net investment income(a)	0.33		0.06	0.22	0.13	0.13	0.15

Net realized and unrealized gain (loss)	0.19		0.63	0.37	0.06	(0.12)	(0.04)

Total from investment operations	0.52		0.69	0.59	0.19	0.01	0.11

Distributions to shareholders from net investment income	(0.33)		(0.07)	(0.24)	(0.15)	(0.14)	(0.11)

Net asset value, end of period	$11.48		$11.29	$10.67	$10.32	$10.28	$10.41

Total return(b)	4.64%		6.43%	5.71%	1.87%	0.09%	1.07%

Net assets, end of period (in 000s)	$18,812		$17,052	$17,663	$14,911	$18,169	$18,094

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.94%	0.93%	0.93%	0.93%

Ratio of total expenses to average net assets	0.96	%(c)	1.00%	1.01%	1.01%	1.02%	1.09%

Ratio of net investment income to average net assets	5.71	%(c)	0.54%	2.08%	1.33%	1.29%	1.45%

Portfolio turnover rate(d)	33%		51%	62%	160%	203%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$11.50		$10.86	$10.49	$10.40

Net investment income(b)	0.37		0.16	0.32	0.09

Net realized and unrealized gain	0.18		0.61	0.34	0.19

Total from investment operations	0.55		0.77	0.66	0.28

Distributions to shareholders from net investment income	(0.36)		(0.13)	(0.29)	(0.19)

Net asset value, end of period	$11.69		$11.50	$10.86	$10.49

Total return(c)	4.84%		7.07%	6.38%	2.77%

Net assets, end of period (in 000s)	$54,126		$49,767	$30,975	$107,844

Ratio of net expenses to average net assets	0.33	%(d)	0.33%	0.34%	0.33	%(d)

Ratio of total expenses to average net assets	0.37	%(d)	0.40%	0.40%	0.43	%(d)

Ratio of net investment income to average net assets	6.29	%(d)	1.36%	3.01%	0.91	%(d)

Portfolio turnover rate(e)	33%		51%	62%	160%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.15		$9.68	$9.80	$9.75	$9.96	$9.96

Net investment income(a)	0.03		0.12	0.21	0.23	0.17	0.16

Net realized and unrealized gain (loss)	0.06		0.53	(0.08)	0.06	(0.19)	0.02

Total from investment operations	0.09		0.65	0.13	0.29	(0.02)	0.18

Distributions to shareholders from net investment income	(0.05)		(0.17)	(0.21)	(0.22)	(0.16)	(0.18)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.04)	(0.02)	(0.03)	—

Total distributions	(0.05)		(0.18)	(0.25)	(0.24)	(0.19)	(0.18)

Net asset value, end of period	$10.19		$10.15	$9.68	$9.80	$9.75	$9.96

Total return(c)	0.89%		6.64%	1.41%	3.01%	(0.19)%	1.86%

Net assets, end of period (in 000s)	$84,096		$82,370	$14,107	$11,070	$5,734	$9,259

Ratio of net expenses to average net assets	0.73	%(d)	0.75%	0.79%	0.79%	0.79%	0.79%

Ratio of total expenses to average net assets	0.78	%(d)	0.80%	0.86%	0.93%	0.87%	0.90%

Ratio of net investment income to average net assets	0.49	%(d)	1.21%	2.13%	2.35%	1.75%	1.56%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.15		$9.68	$9.81	$9.76	$9.96	$9.96

Net investment income(a)	—		0.09	0.18	0.19	0.14	0.12

Net realized and unrealized gain (loss)	0.06		0.52	(0.10)	0.06	(0.19)	0.03

Total from investment operations	0.06		0.61	0.08	0.25	(0.05)	0.15

Distributions to shareholders from net investment income	(0.03)		(0.13)	(0.18)	(0.18)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.03)	(0.02)	(0.02)	—

Total distributions	(0.03)		(0.14)	(0.21)	(0.20)	(0.15)	(0.15)

Net asset value, end of period	$10.18		$10.15	$9.68	$9.81	$9.76	$9.96

Total return(c)	0.69%		6.22%	0.91%	2.61%	(0.48)%	1.46%

Net assets, end of period (in 000s)	$2,920		$2,556	$1,283	$1,689	$1,077	$954

Ratio of net expenses to average net assets	1.13	%(d)	1.15%	1.19%	1.19%	1.19%	1.19%

Ratio of total expenses to average net assets	1.52	%(d)	1.55%	1.61%	1.69%	1.63%	1.66%

Ratio of net investment income to average net assets	0.09	%(d)	0.88%	1.81%	1.97%	1.39%	1.16%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.17		$9.70	$9.82	$9.77	$9.98	$9.98

Net investment income(a)	0.04		0.16	0.26	0.25	0.21	0.19

Net realized and unrealized gain (loss)	0.07		0.53	(0.09)	0.07	(0.19)	0.03

Total from investment operations	0.11		0.69	0.17	0.32	0.02	0.22

Distributions to shareholders from net investment income	(0.07)		(0.21)	(0.25)	(0.24)	(0.20)	(0.22)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.04)	(0.03)	(0.03)	—

Total distributions	(0.07)		(0.22)	(0.29)	(0.27)	(0.23)	(0.22)

Net asset value, end of period	$10.21		$10.17	$9.70	$9.82	$9.77	$9.98

Total return(c)	1.05%		6.99%	1.76%	3.36%	0.16%	2.21%

Net assets, end of period (in 000s)	$181,775		$276,641	$48,689	$46,680	$575,452	$560,818

Ratio of net expenses to average net assets	0.41	%(d)	0.42%	0.45%	0.46%	0.45%	0.45%

Ratio of total expenses to average net assets	0.45	%(d)	0.47%	0.52%	0.55%	0.53%	0.56%

Ratio of net investment income to average net assets	0.78	%(d)	1.58%	2.57%	2.58%	2.12%	1.90%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.16		$9.70	$9.82	$9.77	$9.98	$9.97

Net investment income(a)	0.04		0.15	0.24	0.25	0.20	0.18

Net realized and unrealized gain (loss)	0.06		0.52	(0.08)	0.06	(0.19)	0.04

Total from investment operations	0.10		0.67	0.16	0.31	0.01	0.22

Distributions to shareholders from net investment income	(0.06)		(0.20)	(0.24)	(0.24)	(0.19)	(0.21)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.04)	(0.02)	(0.03)	—

Total distributions	(0.06)		(0.21)	(0.28)	(0.26)	(0.22)	(0.21)

Net asset value, end of period	$10.20		$10.16	$9.70	$9.82	$9.77	$9.98

Total return(c)	1.11%		6.90%	1.56%	3.27%	0.06%	2.22%

Net assets, end of period (in 000s)	$34,564		$25,579	$4,337	$1,584	$2,094	$1,457

Ratio of net expenses to average net assets	0.48	%(d)	0.50%	0.54%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.53	%(d)	0.55%	0.61%	0.68%	0.62%	0.65%

Ratio of net investment income to average net assets	0.75	%(d)	1.46%	2.43%	2.57%	2.03%	1.84%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.16		$9.69	$9.82	$9.77	$9.98	$9.97

Net investment income(a)	0.04		0.16	0.26	0.27	0.21	0.19

Net realized and unrealized gain (loss)	0.07		0.53	(0.10)	0.05	(0.20)	0.04

Total from investment operations	0.11		0.69	0.16	0.32	0.01	0.23

Distributions to shareholders from net investment income	(0.07)		(0.21)	(0.25)	(0.24)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.04)	(0.03)	(0.03)	—

Total distributions	(0.07)		(0.22)	(0.29)	(0.27)	(0.22)	(0.22)

Net asset value, end of period	$10.20		$10.16	$9.69	$9.82	$9.77	$9.98

Total return(c)	1.06%		7.00%	1.66%	3.36%	0.13%	2.30%

Net assets, end of period (in 000s)	$9,838		$7,944	$1,085	$1,252	$10	$10

Ratio of net expenses to average net assets	0.40	%(d)	0.41%	0.44%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.43	%(d)	0.46%	0.51%	0.67%	0.55%	0.59%

Ratio of net investment income to average net assets	0.83	%(d)	1.57%	2.56%	2.77%	2.12%	1.91%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.16		$9.70	$9.82	$9.77	$9.98	$9.98

Net investment income(a)	0.02		0.11	0.19	0.20	0.16	0.13

Net realized and unrealized gain (loss)	0.07		0.51	(0.08)	0.06	(0.20)	0.03

Total from investment operations	0.09		0.62	0.11	0.26	(0.04)	0.16

Distributions to shareholders from net investment income	(0.04)		(0.15)	(0.20)	(0.19)	(0.15)	(0.16)

Distributions to shareholders from net realized gains	—		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.03)	(0.02)	(0.02)	—

Total distributions	(0.04)		(0.16)	(0.23)	(0.21)	(0.17)	(0.16)

Net asset value, end of period	$10.21		$10.16	$9.70	$9.82	$9.77	$9.98

Total return(c)	0.86%		6.37%	1.06%	2.76%	(0.43)%	1.62%

Net assets, end of period (in 000s)	$919		$184	$138	$122	$95	$32

Ratio of net expenses to average net assets	0.98	%(d)	0.99%	1.04%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.02	%(d)	1.05%	1.11%	1.18%	1.12%	1.14%

Ratio of net investment income to average net assets	0.35	%(d)	1.03%	1.94%	2.08%	1.57%	1.32%

Portfolio turnover rate(e)	114%		253%	192%	99%	106%	165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.16		$9.70	$9.82	$9.74

Net investment income(b)	0.04		0.16	0.25	0.25

Net realized and unrealized gain (loss)	0.07		0.52	(0.08)	0.09

Total from investment operations	0.11		0.68	0.17	0.34

Distributions to shareholders from net investment income	(0.07)		(0.21)	(0.25)	(0.24)

Distributions to shareholders from net realized gains	—		— (c)	—	—

Distributions to shareholders from return of capital	—		(0.01)	(0.04)	(0.02)

Total distributions	(0.07)		(0.22)	(0.29)	(0.26)

Net asset value, end of period	$10.20		$10.16	$9.70	$9.82

Total return(d)	1.06%		7.00%	1.66%	3.51%

Net assets, end of period (in 000s)	$2,221,041		$2,080,421	$743,258	$635,440

Ratio of net expenses to average net assets	0.40	%(e)	0.41%	0.44%	0.44	%(e)

Ratio of total expenses to average net assets	0.43	%(e)	0.46%	0.51%	0.60	%(e)

Ratio of net investment income to average net assets	0.82	%(e)	1.61%	2.53%	2.72	%(e)

Portfolio turnover rate(f)	114%		253%	192%	99%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.00		$9.97	$9.77	$9.79	$9.99	$10.10

Net investment income (loss)(a)	(0.01)		0.01	0.13	0.16	0.11	0.11

Net realized and unrealized gain (loss)	(0.04)		0.11	0.27	0.03	(0.13)	(0.06)

Total from investment operations	(0.05)		0.12	0.40	0.19	(0.02)	0.05

Distributions to shareholders from net investment income	(0.02)		(0.09)	(0.20)	(0.21)	(0.18)	(0.16)

Net asset value, end of period	$9.93		$10.00	$9.97	$9.77	$9.79	$9.99

Total return(b)	(0.65)%		1.17%	4.16%	1.97%	(0.22)%	0.46%

Net assets, end of period (in 000s)	$84,646		$105,604	$90,469	$82,090	$86,239	$138,612

Ratio of net expenses to average net assets	0.81	%(c)	0.79%	0.82%	0.82%	0.82%	0.82%

Ratio of total expenses to average net assets	0.87	%(c)	0.87%	0.90%	0.90%	0.89%	0.92%

Ratio of net investment income (loss) to average net assets	(0.70	)%(c)	0.13%	1.34%	1.68%	1.15%	1.08%

Portfolio turnover rate(d)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.93		$9.90	$9.70	$9.73	$9.92	$10.03

Net investment income (loss)(a)	(0.03)		(0.02)	0.09	0.12	0.07	0.07

Net realized and unrealized gain (loss)	(0.05)		0.10	0.27	0.02	(0.12)	(0.06)

Total from investment operations	(0.08)		0.08	0.36	0.14	(0.05)	0.01

Distributions to shareholders from net investment income	—	(b)	(0.05)	(0.16)	(0.17)	(0.14)	(0.12)

Net asset value, end of period	$9.85		$9.93	$9.90	$9.70	$9.73	$9.92

Total return(c)	(0.78)%		0.77%	3.76%	1.46%	(0.53)%	0.06%

Net assets, end of period (in 000s)	$11,353		$13,685	$12,958	$15,493	$19,799	$28,292

Ratio of net expenses to average net assets	1.21	%(d)	1.19%	1.22%	1.22%	1.22%	1.22%

Ratio of total expenses to average net assets	1.62	%(d)	1.62%	1.65%	1.65%	1.64%	1.67%

Ratio of net investment income (loss) to average net assets	(1.10	)%(d)	(0.25)%	0.95%	1.27%	0.72%	0.68%

Portfolio turnover rate(e)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.97		$9.93	$9.74	$9.76	$9.96	$10.07

Net investment income (loss)(a)	(0.09)		0.04	0.17	0.19	0.14	0.14

Net realized and unrealized gain (loss)	0.04		0.12	0.26	0.03	(0.13)	(0.06)

Total from investment operations	(0.05)		0.16	0.43	0.22	0.01	0.08

Distributions to shareholders from net investment income	(0.03)		(0.12)	(0.24)	(0.24)	(0.21)	(0.19)

Net asset value, end of period	$9.89		$9.97	$9.93	$9.74	$9.76	$9.96

Total return(b)	(0.39)%		1.51%	4.41%	2.32%	0.11%	0.80%

Net assets, end of period (in 000s)	$380,666		$510,541	$348,655	$379,887	$837,920	$1,045,066

Ratio of net expenses to average net assets	0.48	%(c)	0.46%	0.48%	0.48%	0.48%	0.47%

Ratio of total expenses to average net assets	0.54	%(c)	0.54%	0.56%	0.56%	0.55%	0.58%

Ratio of net investment income (loss) to average net assets	(0.37	)%(c)	0.44%	1.69%	1.95%	1.46%	1.42%

Portfolio turnover rate(d)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.95		$9.92	$9.73	$9.75	$9.94	$10.05

Net investment income (loss)(a)	(0.07)		— (b)	0.11	0.15	0.09	0.09

Net realized and unrealized gain (loss)	0.01		0.10	0.27	0.02	(0.12)	(0.06)

Total from investment operations	(0.06)		0.10	0.38	0.17	(0.03)	0.03

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.19)	(0.19)	(0.16)	(0.14)

Net asset value, end of period	$9.88		$9.95	$9.92	$9.73	$9.75	$9.94

Total return(c)	(0.63)%		1.00%	4.00%	1.70%	(0.29)%	0.30%

Net assets, end of period (in 000s)	$19,138		$20,016	$18,831	$18,120	$19,954	$26,697

Ratio of net expenses to average net assets	0.98	%(d)	0.96%	0.98%	0.98%	0.98%	0.97%

Ratio of total expenses to average net assets	1.04	%(d)	1.04%	1.06%	1.06%	1.05%	1.08%

Ratio of net investment income (loss) to average net assets	(0.87	)%(d)	(0.03)%	1.17%	1.52%	0.95%	0.93%

Portfolio turnover rate(e)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.01		$9.98	$9.78	$9.80	$9.99	$10.10

Net investment income (loss)(a)	(0.02)		0.04	0.15	0.19	0.13	0.14

Net realized and unrealized gain (loss)	(0.02)		0.10	0.28	0.02	(0.12)	(0.07)

Total from investment operations	(0.04)		0.14	0.43	0.21	0.01	0.07

Distributions to shareholders from net investment income	(0.03)		(0.11)	(0.23)	(0.23)	(0.20)	(0.18)

Total distributions	(0.03)		—	—	—	—	—

Net asset value, end of period	$9.94		$10.01	$9.98	$9.78	$9.80	$9.99

Total return(b)	(0.53)%		1.53%	4.31%	2.23%	0.13%	0.72%

Net assets, end of period (in 000s)	$33,062		$38,958	$38,723	$29,461	$24,676	$24,378

Ratio of net expenses to average net assets	0.56	%(c)	0.54%	0.57%	0.57%	0.57%	0.56%

Ratio of total expenses to average net assets	0.62	%(c)	0.62%	0.65%	0.65%	0.64%	0.67%

Ratio of net investment income (loss) to average net assets	(0.45	)%(c)	0.40%	1.57%	1.94%	1.35%	1.36%

Portfolio turnover rate(d)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.97		$9.94	$9.74	$9.76	$9.96	$10.07

Net investment income (loss)(a)	(0.02)		0.05	0.16	0.20	0.17	0.14

Net realized and unrealized gain (loss)	(0.03)		0.10	0.28	0.02	(0.16)	(0.06)

Total from investment operations	(0.05)		0.15	0.44	0.22	0.01	0.08

Distributions to shareholders from net investment income	(0.03)		(0.12)	(0.24)	(0.24)	(0.21)	(0.19)

Net asset value, end of period	$9.89		$9.97	$9.94	$9.74	$9.76	$9.96

Total return(b)	(0.38)%		1.52%	4.42%	2.33%	0.12%	0.82%

Net assets, end of period (in 000s)	$14,088		$16,029	$11,979	$5,436	$2,038	$73,716

Ratio of net expenses to average net assets	0.47	%(c)	0.45%	0.47%	0.47%	0.46%	0.45%

Ratio of total expenses to average net assets	0.53	%(c)	0.53%	0.55%	0.56%	0.54%	0.56%

Ratio of net investment income (loss) to average net assets	(0.36	)%(c)	0.48%	1.65%	2.10%	1.69%	1.44%

Portfolio turnover rate(d)	184%		566%	479%	247%	87%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019(a)
Per Share Data

Net asset value, beginning of period	$9.96		$9.93	$9.73	$9.73

Net investment income (loss)(b)	(0.02)		0.05	0.17	0.20

Net realized and unrealized gain (loss)	(0.02)		0.10	0.27	0.03

Total from investment operations	(0.04)		0.15	0.44	0.23

Distributions to shareholders from net investment income	(0.03)		(0.12)	(0.24)	(0.23)

Net asset value, end of period	$9.89		$9.96	$9.93	$9.73

Total return(c)	(0.38)%		1.52%	4.53%	2.39%

Net assets, end of period (in 000s)	$289,196		$337,747	$337,805	$474,894

Ratio of net expenses to average net assets	0.47	%(d)	0.45%	0.48%	0.47	%(d)

Ratio of total expenses to average net assets	0.53	%(d)	0.53%	0.55%	0.56	%(d)

Ratio of net investment income (loss) to average net assets	(0.35	)%(d)	0.49%	1.72%	2.15	%(d)

Portfolio turnover rate(e)	184%		566%	479%	247%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,				Period Ended March 31 2017(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.07		$9.88	$10.03	$10.01	$10.02	$10.01

Net investment income(b)	—	(c)	0.04	0.21	0.25	0.14	0.03

Net realized and unrealized gain (loss)	(0.01)		0.20	(0.14)	(0.01)	(0.04)	0.01

Total from investment operations	(0.01)		0.24	0.07	0.24	0.10	0.04

Distributions to shareholders from net investment income	—	(d)	(0.05)	(0.21)	(0.22)	(0.11)	(0.03)

Distributions to shareholders from net realized gains	—		—	(0.01)	— (d)	— (d)	—	(d)

Total distributions	—		(0.05)	(0.22)	(0.22)	(0.11)	(0.03)

Net asset value, end of period	$10.06		$10.07	$9.88	$10.03	$10.01	$10.02

Total return(e)	(0.07)%		2.42%	0.66%	2.41%	1.04%	0.42%

Net assets, end of period (in 000s)	$88,983		$122,562	$43,188	$50,982	$817	$25

Ratio of net expenses to average net assets	0.44	%(f)	0.45%	0.46%	0.46%	0.57%	0.51	%(f)

Ratio of total expenses to average net assets	0.53	%(f)	0.54%	0.56%	0.61%	0.63%	1.33	%(f)

Ratio of net investment income to average net assets	—	%(f)	0.38%	2.14%	2.46%	1.42%	0.75	%(f)

Portfolio turnover rate(g)	34%		79%	87%	89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Rounds to less than $0.01 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Administration Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.07		$9.88	$10.03	$10.02	$10.02	$10.00

Net investment income(a)	0.01		0.09	0.20	0.22	0.13	0.06

Net realized and unrealized gain (loss)	—		0.16	(0.13)	0.01	(0.01)	0.04

Total from investment operations	0.01		0.25	0.07	0.23	0.12	0.10

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.21)	(0.22)	(0.12)	(0.08)

Distributions to shareholders from net realized gains	—		—	(0.01)	— (b)	— (b)	— (b)

Total distributions	(0.01)		(0.06)	(0.22)	(0.22)	(0.12)	(0.08)

Net asset value, end of period	$10.07		$10.07	$9.88	$10.03	$10.02	$10.02

Total return(c)	0.14%		2.55%	0.55%	2.46%	1.24%	0.97%

Net assets, end of period (in 000s)	$27		$27	$1,045	$937	$1,032	$132

Ratio of net expenses to average net assets	0.21	%(d)	0.47%	0.47%	0.45%	0.43%	0.41%

Ratio of total expenses to average net assets	0.30	%(d)	0.55%	0.57%	0.57%	0.59%	1.49%

Ratio of net investment income to average net assets	0.23	%(d)	0.95%	2.01%	2.20%	1.25%	0.60%

Portfolio turnover rate(e)	34%		79%	87%	89%	67%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Preferred Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,				Period Ended March 31 2017(a)
			2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.07		$9.88	$10.03	$10.02	$10.02	$10.01

Net investment income(b)	0.01		0.07	0.23	0.24	0.14	0.04

Net realized and unrealized gain (loss)	(0.01)		0.19	(0.15)	0.01	— (c)	0.01

Total from investment operations	—		0.26	0.08	0.25	0.14	0.05

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.23)	(0.24)	(0.14)	(0.04)

Distributions to shareholders from net realized gains	—		—	0.00 (d)	— (d)	— (d)	—	(d)

Total distributions	(0.01)		(0.07)	(0.23)	(0.24)	(0.14)	(0.04)

Net asset value, end of period	$10.06		$10.07	$9.88	$10.03	$10.02	$10.02

Total return(e)	0.04%		2.63%	0.82%	2.52%	1.40%	0.52%

Net assets, end of period (in 000s)	$27		$27	$26	$26	$25	$25

Ratio of net expenses to average net assets	0.21	%(f)	0.26%	0.32%	0.30%	0.28%	0.27	%(f)

Ratio of total expenses to average net assets	0.30	%(f)	0.34%	0.41%	0.41%	0.44%	1.11	%(f)

Ratio of net investment income to average net assets	0.23	%(f)	0.66%	2.27%	2.38%	1.38%	0.95	%(f)

Portfolio turnover rate(g)	34%		79%	87%	89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Rounds to less than $0.01 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.07		$9.88	$10.04	$10.01	$10.02	$10.00

Net investment income(a)	0.01		0.06	0.23	0.25	0.15	0.11

Net realized and unrealized gain (loss)	—		0.20	(0.15)	0.03	(0.01)	0.01

Total from investment operations	0.01		0.26	0.08	0.28	0.14	0.12

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.24)	(0.25)	(0.15)	(0.10)

Distributions to shareholders from net realized gains	—		—	0.00 (b)	— (b)	— (b)	— (b)

Total distributions	(0.01)		(0.07)	(0.24)	(0.25)	(0.15)	(0.10)

Net asset value, end of period	$10.07		$10.07$	9.88	$10.04	$10.01	$10.02

Total return(c)	0.14%		2.66%	0.80%	2.82%	1.40%	1.22%

Net assets, end of period (in 000s)	$3,013,844		$2,598,107	$1,466,673	$840,036	$1,421,091	$265,690

Ratio of net expenses to average net assets	0.22	%(d)	0.22%	0.22%	0.20%	0.19%	0.15%

Ratio of total expenses to average net assets	0.31	%(d)	0.31%	0.32%	0.32%	0.33%	1.20%

Ratio of net investment income to average net assets	0.22	%(d)	0.63%	2.28%	2.45%	1.54%	1.08%

Portfolio turnover rate(e)	34%		79%	87%	89%	67%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.07		$9.88	$10.04	$10.03

Net investment income(b)	0.01		0.06	0.21	0.16

Net realized and unrealized gain (loss)	—		0.19	(0.14)	0.01

Total from investment operations	0.01		0.25	0.07	0.17

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.23)	(0.16)

Distributions to shareholders from net realized gains	—		—	— (c)	—	(c)

Total distributions	(0.01)		(0.06)	(0.23)	(0.16)

Net asset value, end of period	$10.07		$10.07	$9.88	$10.04

Total return(d)	0.10%		2.57%	0.71%	1.68%

Net assets, end of period (in 000s)	$83,182		$94,682	$90,680	$6,254

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.31%	0.30	%(e)

Ratio of total expenses to average net assets	0.39	%(e)	0.39%	0.41%	0.42	%(e)

Ratio of net investment income to average net assets	0.15	%(e)	0.60%	2.11%	2.58	%(e)

Portfolio turnover rate(f)	34%		79%	87%	89%

(a)	Commenced operations on August 14, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of Period	$10.08		$9.89	$10.04	$10.02	$10.02

Net investment income(b)	0.01		0.07	0.24	0.27	0.05

Net realized and unrealized gain (loss)	(0.01)		0.19	(0.15)	—	—

Total from investment operations	—		0.26	0.09	0.27	0.05

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.24)	(0.25)	(0.05)

Distributions to shareholders from net realized gains	—		—	— (c)	— (c)	—	(c)

Total Distributions	(0.01)		(0.07)	(0.24)	(0.25)	(0.05)

Net asset value, end of period	$10.07		$10.08	$9.89	$10.04	$10.02

Total Return(d)	0.05%		2.66%	0.91%	2.82%	0.43%

Net assets, end of period (in 000s)	$209,563		$313,236	$278,788	$420,023	$10

Ratio of net expenses to average net assets	0.21	%(e)	0.21%	0.21%	0.20%	0.24	%(e)

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.31%	0.32%	0.35	%(e)

Ratio of net investment income to average net assets	0.24	%(e)	0.70%	2.37%	2.66%	1.64	%(e)

Portfolio turnover rate(f)	34%		79%	87%	89%	67%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.07		$9.87	$10.03	$10.02

Net investment income(b)	0.01		0.07	0.24	0.25

Net realized and unrealized gain (loss)	(0.01)		0.20	(0.16)	—

Total from investment operations	—		0.27	0.08	0.25

Distributions to shareholders from net investment income	(0.01)		(0.07)	(0.24)	(0.24)

Distributions to shareholders from net realized gains	—		—	— (c)	—	(c)

Total distributions	(0.01)		(0.07)	(0.24)	(0.24)

Net asset value, end of period	$10.06		$10.07	$9.87	$10.03

Total return(d)	0.05%		2.77%	0.81%	2.48%

Net assets, end of period (in 000s)	$2,776,118		$3,136,259	$1,935,475	$2,048,977

Ratio of net expenses to average net assets	0.21	%(e)	0.21%	0.21%	0.20	%(e)

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.31%	0.32	%(e)

Ratio of net investment income to average net assets	0.23	%(e)	0.65%	2.34%	2.62	%(e)

Portfolio turnover rate(f)	34%		79%	87%	89%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Enhanced Income	A, Administration, Institutional, Investor, R6 and P	Diversified
Government Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified
High Quality Floating Rate	A, Institutional, Service, Investor, R6 and P	Diversified
Inflation Protected Securities	A, C, Institutional, Investor, R6, R and P	Diversified
Short Duration Bond*	A, C, Institutional, Investor, R6, R and P	Diversified
Short Duration Government	A, C, Institutional, Service, Investor, R6 and P	Diversified
Short-Term Conservative Income	A, Administration, Institutional, Preferred, Investor, R6 and P	Diversified

*	Effective July 29, 2021, the fund changed its name from Short Duration Income to Short Duration Bond.

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Bond and Short Duration Government Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50% and 1.50%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income, High Quality Floating Rate and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Preferred, Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends		Capital Gains Distributions
Fund	Declared	Paid	Declared and Paid
Enhanced Income	Daily	Monthly	Annually
Government Income	Daily	Monthly	Annually
High Quality Floating Rate	Monthly	Monthly	Annually
Inflation Protected Securities	Quarterly	Quarterly	Annually
Short Duration Bond	Daily	Monthly	Annually
Short Duration Government	Daily	Monthly	Annually
Short-Term Conservative Income	Daily	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

131

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

132

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

133

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$443,744,941	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,316,699	1,909,405	—

Asset-Backed Securities	—	101,764,366	—

Exchange Traded Fund	30,033,875	—	—

Investment Companies	31,060,606	—	—

Short-term Investments	—	208,405,205	—

Total	$62,411,180	$755,823,917	$—

Derivative Type

Assets(a)

Futures Contracts	$571,458	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$124,540,269	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	124,123,682	75,596,713	—

Asset-Backed Securities	—	6,192,511	—

Municipal Debt Obligation	—	2,562,411	—

Investment Company	1,074,226	—	—

Total	$125,197,908	$208,891,904	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,061,205)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$539,220	$—	$—

Purchased options contracts	—	109,928	—

Total	$539,220	$109,928	$—

Liabilities

Futures Contracts(a)	$(1,168)	$—	$—

Interest Rate Swap Contracts(a)	—	(10,406)	—

Written option contracts	—	(89,583)	—

Total	$(1,168)	$(99,989)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$69,253,886	$—

Asset-Backed Securities	—	92,114,587	—

Municipal Debt Obligations	—	9,585,564	—

U.S. Treasury Obligations	50,518,987	—	—

Short-term Investments	—	45,647,590	—

Total	$50,518,987	$216,601,627	$—

Derivative Type(a)

Assets

Futures Contracts	$70,481	$—	$—

Liabilities

Futures Contracts	$(8,292)	$—	$—

Interest Rate Swap Contracts	—	(8,550)	—

Total	$(8,292)	$(8,550)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$514,734,283	$—	$—

Investment Company	20,345,649	—	—

Total	$535,079,932	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INFLATION PROTECTED SECURITIES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$177,537	$—	$—

Interest Rate Swap Contracts(a)	—	1,652,319	—

Purchased options contracts	—	89,339	—

Total	$177,537	$1,741,658	$—

Liabilities

Futures Contracts(a)	$(178,950)	$—	$—

Interest Rate Swap Contracts(a)	—	(581,553)	—

Written option contracts	—	(74,597)	—

Total	$(178,950)	$(656,150)	$—

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,300,474,954	$—

Mortgage-Backed Obligations	—	336,708,271	—

Asset-Backed Securities	—	254,007,439	—

Foreign Debt Obligations	75,854,322	33,963,403	—

Municipal Debt Obligations	—	90,446,716	—

U.S. Treasury Obligations	188,484,393	—	—

Exchange Traded Funds	55,238,829	—	—

Investment Company	317,409,990	—	—

Short-term Investments	—	63,837,338	—

Total	$636,987,534	$2,079,438,121	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,782,780	$—

Futures Contracts(a)	3,390,623	—	—

Interest Rate Swap Contracts(a)	—	10,709,884	—

Credit Default Swap Contracts(a)	—	3,676,874	—

Purchased options contracts	—	229,474	—

Total	$3,390,623	$17,399,012	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,111,083)	$—

Futures Contracts(a)	(614,368)	—	—

Interest Rate Swap Contracts(a)	—	(6,032,818)	—

Credit Default Swap Contracts(a)	—	(424,072)	—

Written option contracts	—	(245,540)	—

Total	$(614,368)	$(9,813,513)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$257,117,801	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	512,187,439	194,701,878	—

Total	$512,187,439	$451,819,679	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,488,671)	$—

Total	$—	$(6,488,671)	$—

Derivative Type

Assets(a)

Futures Contracts	$3,079,880	$—	$—

Interest Rate Swap Contracts	—	88,211	—

Total	$3,079,880	$88,211	$—

Liabilities(a)

Futures Contracts	$(207,131)	$—	$—

Interest Rate Swap Contracts	—	(84,018)	—

Total	$(207,131)	$(84,018)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,663,839,918	$—

Municipal Debt Obligation	—	3,069,008	—

U.S. Treasury Obligations	49,962,891	—	—

Investment Company	1,482,128,137	—	—

Short-term Investments	—	2,054,306,411	—

Total	$1,532,091,028	$4,721,215,337	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ENHANCED INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on futures contracts	$571,458	(a)	Variation margin on futures contracts	$—

GOVERNMENT INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options at value	$649,148	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(101,157)	(a)

HIGH QUALITY FLOATING RATE
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on futures contracts	$70,481	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(16,842)	(a)

INFLATION PROTECTED SECURITIES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$1,919,195	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(835,100)	(a)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION BOND
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$14,329,981	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(6,892,726)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	3,676,874	(a)	Variation margin on swap contracts	(424,072)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,782,780		Payable for unrealized loss on forward foreign currency exchange contracts	(3,111,083)
Total		$20,789,635			$(10,427,881)

SHORT DURATION GOVERNMENT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Variation margin on futures contracts; Variation margin on swap contracts	$3,168,091	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(291,149)	(a)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

ENHANCED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$632,876	$(1,018,747)

GOVERNMENT INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from purchased options, written options, futures contracts and swap contracts /Net change in unrealized gain (loss) on purchased options, written options, futures contracts and swap contracts	$(289,017)	$(23,969)

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

HIGH QUALITY FLOATING RATE
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) futures contracts and swap contracts	$27,195	$(85,715)

INFLATION PROTECTED SECURITIES
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from purchased options, written options, futures contracts and swap contracts /Net change in unrealized gain (loss) on purchased options, written options, futures contracts and swap contracts	$(23,564)	$929,370

SHORT DURATION BOND
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from purchased option contracts, futures contracts, swap contracts and written option contracts/Net change in unrealized gain (loss) on purchased option contracts, futures contracts, swap contracts and written option contracts	$6,789,696	$4,288,122
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	1,423,408	299,586
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,239,419)	(1,219,562)
Total		$6,973,685	$3,368,146

SHORT DURATION GOVERNMENT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$(3,450,798)	$(3,077,695)

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4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2021, the average notional par or face amount outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Funds	Futures contracts	Forward Contracts	Swap Contracts	Purchased Swaptions	Written Swaptions
Enhanced Income	2,175	$—	$—	$—	$—
Government Income	479	—	30,076,667	36,993,333	60,848,333
High Quality Floating Rate	93	—	25,001,667	—	—
Inflation Protected Securities	369	—	146,845,000	29,123,333	46,213,333
Short Duration Bond	6,679	603,171,077	2,753,708,971	246,229,353	98,213,736
Short Duration Government	4,343	—	50,743,333	—	—
(a)	Amounts disclosed represent average number of contracts for futures contracts or notional amounts for forward contracts, swap agreements, purchased and written swaptions, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives for the six months ended September 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Enhanced Income	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%
Government Income	0.53	0.48	0.45	0.44	0.44	0.53	0.48	+
High Quality Floating Rate	0.31	0.28	0.27	0.26	0.25	0.31	0.31
Inflation Protected Securities	0.26	0.23	0.22	0.22	0.21	0.26	0.26
Short Duration Bond	0.40	0.36	0.34	0.33	0.32	0.37	0.35
Short Duration Government	0.44	0.40	0.38	0.37	0.36	0.44	0.44
Short-Term Conservative Income	0.25	0.25	0.25	0.25	0.25	0.25	0.17	*

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+	The Investment Adviser agreed to waive a portion of its management fee equal to 0.03% of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2022.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2022.

The Funds invest in Institutional Shares of the Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Financial Square Money Market Fund, which are affiliated Underlying Funds. GSAM

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended September 30, 2021, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Enhanced Income	$10,208
Government Income	27,897
High Quality Floating Rate	—
Inflation Protected Securities	11,687
Short Duration Bond	217,042
Short Duration Government	15,096
Short-Term Conservative Income	806,562

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/ or Service Plan Rates
Fund	Class A*	Class C	Class R*	Service
Enhanced Income	0.15%	—%	—%	—%
Government Income	0.25	0.75	0.50	0.25
High Quality Floating Rate	0.15	—	—	0.25
Inflation Protected Securities	0.25	0.75	0.50	—
Short Duration Bond	0.25	0.75	0.50	—
Short Duration Government	0.25	0.75	—	0.25
Short-Term Conservative Income	0.15	—	—	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets attributable to Class C Shares of the respective Funds. These arrangements will remain in place through at least July 29, 2022, and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in these arrangements.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2021, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A
Enhanced Income	$—
Government Income	2,674
High Quality Floating Rate	—
Inflation Protected Securities	5,125
Short Duration Bond	566
Short Duration Government	2,316
Short-Term Conservative Income	—

D.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Preferred, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.10%, 0.25% and 0.25 % of the average daily net assets attributable to Administration, Preferred, Class C or Service Shares of the Funds, as applicable.

Goldman Sachs implemented a voluntary temporary fee waiver equal to 0.25% and 0.10% of the Shareholder Administration Fees on the Administration and Preferred Shares of the Short-Term Conservative Income Fund, respectively. Such voluntary waiver may be discontinued or modified at any time without notice.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administrative, Preferred, Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Government Income Fund through at least July 29, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 29, 2021, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Short Duration Bond Fund through at least July 29, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Bond, Short Duration Government and Short-Term Conservative Income Funds are 0.064%, 0.004%, 0.014%, 0.044%, 0.014%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least July 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distribution and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Enhanced Income	$10,208	$—	$—	$—	$10,208
Government Income	71,597	—	9,381	273,015	353,993
High Quality Floating Rate	—	—	—	203,410	203,410
Inflation Protected Securities	11,687	—	—	105,625	117,312
Short Duration Bond	217,042	4,848	4,264	232,439	458,593
Short Duration Government	15,096	21,728	—	270,151	306,975
Short-Term Conservative Income	2,248,371	—	—	322,593	2,570,964

G.  Line of Credit Facility — As of September 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2021, Goldman Sachs earned $3,698, $8,973, $1,033, $8,147, $10,200 and $1,359 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Bond and Short Duration Government Funds, respectively.

As of September 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Administration	Preferred	Class R	Class R6
Short-Term Conservative Income	100%	100%	—	—

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6. PORTFOLIO SECURITIES TRANSACTIONS

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2021:

Fund	Underlying Funds	Beginning value as of March 31, 2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending value as of September 30, 2021	Shares as of September 30, 2021	Dividend Income
Enhanced Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$376,359,053	$(345,307,551)	$—	$—	$31,051,502	$31,051,502	$1,987
	Goldman Sachs Financial Square Money Market Fund — Institutional Shares	9,104	3	—	—	(3)	9,104	9,099	2
Government Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	55,603,927	56,042,551	(110,572,252)	—	—	1,074,226	1,074,226	4,891
Inflation Protected Securities	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	100,829,866	(80,484,217)	—	—	20,345,649	20,345,649	1,951
Short Duration Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	46,586,584	999,254,500	(728,431,094)	—	—	317,409,990	317,409,990	23,283
	Goldman Sachs Access High Yield Corporate Bond ETF	37,754,867	—	—	—	60,347	37,815,214	754,343	841,643
	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	18,673,601	—	(1,257,941)	(1,885)	9,840	17,423,615	347,570	90,126
Short Duration Government	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	255,213,739	(255,213,739)	—	—	—	—	2,238
Short-Term Conservative Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	1,093,711,993	5,312,150,411	(4,923,734,267)	—	—	1,482,128,137	1,482,128,137	137,523

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2021, were:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Enhanced Income	$—	$138,829,136	$561,900	$32,537,730
Government Income	960,754,501	2,965,528	936,911,286	2,423,223
High Quality Floating Rate	38,693,146	31,933,858	10,967,793	14,903,438
Inflation Protected Securities	168,401,873	—	185,133,606	—
Short Duration Bond	2,322,641,504	410,460,129	2,283,927,462	587,520,794
Short Duration Government	1,980,289,980	—	2,197,933,246	—
Short-Term Conservative Income	76,717,953	828,903,606	26,823,689	1,137,789,384

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2021, the Funds’ capital loss carryforwards and certain timing differences a tax basis were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income
Capital loss carryforwards
Perpetual Short-Term	$(1,826,017)	$—	$(4,561,220)	$—	$—	$(12,462,678)	$(5,251,310)
Perpetual Long-Term	(2,090,311)	—	(3,972,410)	—	—	(18,686,979)
Total capital loss carryforwards	$(3,916,328)	$—	$(8,533,630)	$—	$—	$(31,149,657)	$(5,251,310)
Timing differences (Income Distributions Payable, Qualified Late Year Loss Deferral/Post October Loss Deferral and Straddle Loss Deferrals)	$(46,211)	$(8,593,078)	$—	$(11,899,160)	$(20,785,799)	$(6,703,849)	$(34,500)

As of September 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income
Tax Cost	$816,473,650	$327,689,057	$266,681,151	$504,020,985	$2,696,610,595	$962,428,467	$6,247,955,740
Gross unrealized gain	4,353,894	8,377,847	795,305	32,257,373	26,006,845	9,188,056	8,767,124
Gross unrealized loss	(2,592,447)	(1,977,092)	(355,842)	(1,198,426)	(6,191,785)	(7,609,405)	(3,416,499)
Net unrealized gains (losses)	$1,761,447	$6,400,755	$439,463	$31,058,947	$19,815,060	$1,578,651	$5,350,625

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7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization, inflation protected securities and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

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9. INDEMNIFICATIONS (continued)

the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

On October 12-13, 2021, soon after the close of the Reporting Period, the Board of Trustees of the Goldman Sachs Trust unanimously approved an Agreement and Plan of Reorganization that contemplates the reorganization of the Goldman Sachs High Quality Floating Rate Fund with and into the Goldman Sachs Enhanced Income Fund.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	718,882	$6,871,700	686,507	$6,561,245
Reinvestment of distributions	3,336	31,881	11,232	106,960
Shares redeemed	(349,752)	(3,341,695)	(253,531)	(2,408,937)
	372,466	3,561,886	444,208	4,259,268
Administration Shares
Shares sold	85,235	821,569	1,239,718	11,863,312
Reinvestment of distributions	2,493	23,728	5,424	51,718
Shares redeemed	(1,269,276)	(12,146,690)	(215)	(2,058)
	(1,181,548)	(11,301,393)	1,244,927	11,912,972
Institutional Shares
Shares sold	20,087,501	191,764,079	28,808,534	275,013,838
Reinvestment of distributions	119,250	1,138,364	240,368	2,286,870
Shares redeemed	(7,115,975)	(67,929,625)	(17,262,599)	(164,495,559)
	13,090,776	124,972,818	11,786,303	112,805,149
Investor Shares
Shares sold	362,170	3,453,675	385,873	3,671,137
Reinvestment of distributions	2,750	26,227	10,200	96,912
Shares redeemed	(209,711)	(1,999,864)	(181,193)	(1,723,073)
	155,209	1,480,038	214,880	2,044,976
Class R6 Shares
Shares sold	467,263	4,461,757	2,378,037	22,527,484
Reinvestment of distributions	10,882	103,877	65,661	624,385
Shares redeemed	(1,740,078)	(16,608,620)	(3,519,367)	(33,412,474)
	(1,261,933)	(12,042,986)	(1,075,669)	(10,260,605)
Class P Shares
Shares sold	20,097,607	191,857,977	42,079,871	400,749,113
Reinvestment of distributions	111,688	1,066,090	366,105	3,486,142
Shares redeemed	(14,525,305)	(138,666,532)	(28,232,627)	(269,318,396)
	5,683,990	54,257,535	14,213,349	134,916,859

NET INCREASE	16,858,960	$160,927,898	26,827,998	$255,678,619

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	346,899	$5,302,879	1,719,223	$26,907,861
Reinvestment of distributions	16,818	256,989	42,889	669,366
Shares redeemed	(617,524)	(9,426,461)	(1,679,101)	(26,160,459)
	(253,807)	(3,866,593)	83,011	1,416,768
Class C Shares
Shares sold	9,198	140,500	123,850	1,940,266
Reinvestment of distributions	81	1,246	630	9,848
Shares redeemed	(37,368)	(570,406)	(284,166)	(4,431,364)
	(28,089)	(428,660)	(159,686)	(2,481,250)
Institutional Shares
Shares sold	1,157,325	17,653,342	9,109,190	142,361,864
Reinvestment of distributions	44,590	680,410	128,694	2,006,823
Shares redeemed	(2,556,201)	(39,025,512)	(10,946,632)	(171,065,536)
	(1,354,286)	(20,691,760)	(1,708,748)	(26,696,849)
Service Shares
Shares sold	145,513	2,211,240	403,357	6,302,297
Reinvestment of distributions	7,132	108,700	18,391	286,290
Shares redeemed	(232,751)	(3,549,383)	(776,572)	(12,078,129)
	(80,106)	(1,229,443)	(354,824)	(5,489,542)
Investor Shares
Shares sold	8,772	133,723	560,270	8,772,425
Reinvestment of distributions	1,713	26,156	8,034	125,554
Shares redeemed	(191,553)	(2,918,467)	(680,274)	(10,646,670)
	(181,068)	(2,758,588)	(111,970)	(1,748,691)
Class R6 Shares
Shares sold	75,794	1,154,581	519,916	8,123,561
Reinvestment of distributions	3,308	50,462	8,439	131,506
Shares redeemed	(113,083)	(1,727,099)	(456,570)	(7,098,872)
	(33,981)	(522,056)	71,785	1,156,195
Class R Shares
Shares sold	74,257	1,134,785	381,050	5,942,078
Reinvestment of distributions	2,743	41,872	7,416	115,649
Shares redeemed	(103,012)	(1,572,125)	(646,220)	(10,074,982)
	(26,012)	(395,468)	(257,754)	(4,017,255)
Class P Shares
Shares sold	6,761	102,700	302,776	4,743,407
Reinvestment of distributions	5,136	78,361	12,745	198,473
Shares redeemed	(149,356)	(2,285,265)	(322,904)	(5,024,928)
	(137,459)	(2,104,204)	(7,383)	(83,048)

NET DECREASE	(2,094,808)	$(31,996,772)	(2,445,569)	$(37,943,672)

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Quality Floating Rate Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	18,078	$157,287	100,154	$866,765
Reinvestment of distributions	17	148	3,880	33,444
Shares redeemed	(93,579)	(814,138)	(626,227)	(5,329,431)
	(75,484)	(656,703)	(522,193)	(4,429,222)
Institutional Shares
Shares sold	2,712,631	23,599,893	5,935,419	51,378,799
Reinvestment of distributions	4,667	40,598	28,884	249,496
Shares redeemed	(2,062,038)	(17,939,736)	(4,864,435)	(42,115,897)
	655,260	5,700,755	1,099,868	9,512,398
Service Shares
Shares sold	32	275	27	237
Reinvestment of distributions	—	—	10	85
Shares redeemed	(1,910)	(16,671)	—	—
	(1,878)	(16,396)	37	322
Investor Shares
Shares sold	51,368	445,874	122,401	1,061,551
Reinvestment of distributions	196	1,700	2,048	17,620
Shares redeemed	(109,773)	(952,827)	(414,165)	(3,534,483)
	(58,209)	(505,253)	(289,716)	(2,455,312)
Class R6 Shares
Shares sold	626,177	5,454,000	426,470	3,716,081
Reinvestment of distributions	1,166	10,161	1,673	14,487
Shares redeemed	(447,657)	(3,899,095)	(93,681)	(807,407)
	179,686	1,565,066	334,462	2,923,161
Class P Shares
Shares sold	9,809,907	85,444,286	6,080,840	52,765,266
Reinvestment of distributions	20,601	179,433	102,641	886,657
Shares redeemed	(4,413,054)	(38,437,695)	(9,390,448)	(80,995,743)
	5,417,454	47,186,024	(3,206,967)	(27,343,820)

NET INCREASE (DECREASE)	6,116,829	$53,273,493	(2,584,509)	$(21,792,473)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,110,325	$12,940,464	3,431,948	$38,902,637
Reinvestment of distributions	107,576	1,240,350	26,720	306,591
Shares redeemed	(2,254,635)	(26,231,433)	(2,226,196)	(25,257,369)
	(1,036,734)	(12,050,619)	1,232,472	13,951,859
Class C Shares
Shares sold	79,481	903,529	94,008	1,047,418
Reinvestment of distributions	7,260	81,809	1,035	11,672
Shares redeemed	(25,661)	(291,022)	(86,335)	(961,471)
	61,080	694,316	8,708	97,619
Institutional Shares
Shares sold	3,891,012	45,938,913	8,960,956	103,001,296
Reinvestment of distributions	306,505	3,583,038	103,505	1,200,616
Shares redeemed	(3,938,636)	(46,451,196)	(7,684,937)	(88,404,965)
	258,881	3,070,755	1,379,524	15,796,947
Investor Shares
Shares sold	1,603,239	18,817,129	5,929,589	67,758,203
Reinvestment of distributions	208,754	2,423,631	54,886	632,926
Shares redeemed	(1,597,036)	(18,791,484)	(1,952,146)	(22,434,755)
	214,957	2,449,276	4,032,329	45,956,374
Class R6 Shares
Shares sold	3,049,874	36,119,807	6,428,838	74,013,840
Reinvestment of distributions	313,711	3,664,149	76,419	885,772
Shares redeemed	(1,691,556)	(20,057,207)	(1,864,000)	(21,437,842)
	1,672,029	19,726,749	4,641,257	53,461,770
Class R Shares
Shares sold	308,612	3,564,179	645,838	7,267,664
Reinvestment of distributions	46,115	528,937	8,466	96,736
Shares redeemed	(225,135)	(2,609,267)	(799,727)	(8,940,114)
	129,592	1,483,849	(145,423)	(1,575,714)
Class P Shares
Shares sold	263,885	3,137,228	2,317,114	26,355,528
Reinvestment of distributions	139,363	1,628,544	46,269	536,625
Shares redeemed	(101,612)	(1,190,345)	(889,424)	(10,062,158)
	301,636	3,575,427	1,473,959	16,829,995

NET INCREASE	1,601,441	$18,949,753	12,622,826	$144,518,850

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,472,692	$14,996,000	7,346,750	$75,292,102
Reinvestment of distributions	41,319	421,007	80,674	825,741
Shares redeemed	(1,374,224)	(14,003,432)	(767,493)	(7,847,234)
	139,787	1,413,575	6,659,931	68,270,609
Class C Shares
Shares sold	69,176	704,218	204,916	2,101,081
Reinvestment of distributions	763	7,768	2,370	24,196
Shares redeemed	(35,131)	(357,803)	(87,876)	(894,013)
	34,808	354,183	119,410	1,231,264
Institutional Shares
Shares sold	4,619,232	47,144,479	28,121,177	288,700,675
Reinvestment of distributions	131,791	1,345,539	193,687	1,984,052
Shares redeemed	(14,154,178)	(144,413,927)	(6,120,044)	(62,642,885)
	(9,403,155)	(95,923,909)	22,194,820	228,041,842
Investor Shares
Shares sold	1,727,304	17,611,551	3,048,495	31,257,537
Reinvestment of distributions	18,867	192,550	25,886	265,221
Shares redeemed	(874,858)	(8,926,996)	(1,004,612)	(10,291,540)
	871,313	8,877,105	2,069,769	21,231,218
Class R6 Shares
Shares sold	295,260	3,013,511	771,298	7,864,878
Reinvestment of distributions	5,692	58,072	10,925	112,018
Shares redeemed	(118,227)	(1,206,797)	(112,141)	(1,148,046)
	182,725	1,864,786	670,082	6,828,850
Class R Shares
Shares sold	75,702	774,345	270,015	2,775,581
Reinvestment of distributions	86	866	1,838	18,891
Shares redeemed	(3,786)	(38,654)	(268,040)	(2,771,192)
	72,002	736,557	3,813	23,280
Class P Shares
Shares sold	52,277,425	533,492,835	214,563,569	2,193,098,631
Reinvestment of distributions	1,377,617	14,057,444	3,068,323	31,402,380
Shares redeemed	(40,645,170)	(414,700,162)	(89,525,895)	(917,367,833)
	13,009,872	132,850,117	128,105,997	1,307,133,178

NET INCREASE	4,907,352	$50,172,414	159,823,822	$1,632,760,241

156

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	392,410	$3,905,673	5,692,316	$57,024,071
Reinvestment of distributions	12,430	123,917	73,743	738,968
Shares redeemed	(2,437,368)	(24,245,815)	(4,281,453)	(42,901,558)
	(2,032,528)	(20,216,225)	1,484,606	14,861,481
Class C Shares
Shares sold	72,848	719,021	853,632	8,491,586
Reinvestment of distributions	352	3,491	6,503	64,727
Shares redeemed	(298,554)	(2,951,309)	(791,231)	(7,870,701)
	(225,354)	(2,228,797)	68,904	685,612
Institutional Shares
Shares sold	12,938,614	128,453,913	38,476,280	384,079,462
Reinvestment of distributions	126,977	1,260,422	455,332	4,546,020
Shares redeemed	(25,813,045)	(255,715,371)	(22,795,947)	(227,457,990)
	(12,747,454)	(126,001,036)	16,135,665	161,167,492
Service Shares
Shares sold	99,209	983,241	382,348	3,816,553
Reinvestment of distributions	641	6,366	6,313	62,964
Shares redeemed	(173,526)	(1,717,232)	(275,680)	(2,748,662)
	(73,676)	(727,625)	112,981	1,130,855
Investor Shares
Shares sold	282,989	2,824,878	2,674,784	26,815,447
Reinvestment of distributions	9,667	96,318	43,437	435,568
Shares redeemed	(857,795)	(8,546,347)	(2,707,097)	(27,137,998)
	(565,139)	(5,625,151)	11,124	113,017
Class R6 Shares
Shares sold	307,407	3,051,781	1,210,169	12,086,008
Reinvestment of distributions	4,787	47,506	15,938	159,159
Shares redeemed	(496,352)	(4,922,326)	(823,772)	(8,227,718)
	(184,158)	(1,823,039)	402,335	4,017,449
Class P Shares
Shares sold	3,900,257	38,598,407	19,703,647	196,620,829
Reinvestment of distributions	101,368	1,005,565	445,377	4,446,043
Shares redeemed	(8,656,325)	(85,838,617)	(20,263,891)	(202,287,699)
	(4,654,700)	(46,234,645)	(114,867)	(1,220,827)

NET INCREASE (DECREASE)	(20,483,009)	$(202,856,518)	18,100,748	$180,755,079

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,027,767	$20,414,153	16,307,415	$163,831,667
Reinvestment of distributions	3,123	31,451	39,046	392,428
Shares redeemed	(5,363,132)	(54,000,627)	(8,545,439)	(85,987,966)
	(3,332,242)	(33,555,023)	7,801,022	78,236,129
Administration Shares
Shares sold	—	—	3,807	37,888
Reinvestment of distributions	4	39	286	2,862
Shares redeemed	—	—	(107,187)	(1,078,301)
	4	39	(103,094)	(1,037,551)
Preferred Shares
Reinvestment of distributions	4	39	18	185
Institutional Shares
Shares sold	350,493,796	3,529,936,676	294,511,957	2,966,491,798
Reinvestment of distributions	358,095	3,606,931	1,118,156	11,241,129
Shares redeemed	(309,492,502)	(3,117,210,968)	(186,168,577)	(1,873,704,607)
	41,359,389	416,332,639	109,461,536	1,104,028,320
Investor Shares
Shares sold	4,965,332	50,000,901	20,375,798	204,988,191
Reinvestment of distributions	8,700	87,469	79,503	799,305
Shares redeemed	(6,114,013)	(61,568,110)	(20,232,410)	(203,757,282)
	(1,139,981)	(11,479,740)	222,891	2,030,214
Class R6 Shares
Shares sold	7,448,890	75,010,339	7,938,481	80,019,849
Reinvestment of distributions	34,459	347,233	205,664	2,068,084
Shares redeemed	(17,762,166)	(179,016,817)	(5,260,764)	(53,010,522)
	(10,278,817)	(103,659,245)	2,883,381	29,077,411
Class P Shares
Shares sold	109,881,031	1,105,662,842	309,913,065	3,117,152,461
Reinvestment of distributions	370,044	3,723,233	1,675,142	16,830,884
Shares redeemed	(145,929,888)	(1,468,988,691)	(196,039,752)	(1,971,408,653)
	(35,678,813)	(359,602,616)	115,548,455	1,162,574,692

NET INCREASE (DECREASE)	(9,070,456)	$(91,963,907)	235,814,209	$2,374,909,400

158

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Administration, Preferred, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Administration, Preferred, Class R6, Class R or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Government Income Fund				High Quality Floating Rate Fund				Inflation Protected Securities Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*

Class A
Actual	$1,000.00	$1,000.90		$2.91	$1,000.00	$1,009.60		$4.23	$1,000.00	$1,000.00		$2.96	$1,000.00	$1,047.10		$3.44
Hypothetical 5% return	1,000.00	1,022.16	+	2.94	1,000.00	1,022.16	+	4.26	1,000.00	1,022.16	+	2.99	1,000.00	1,022.16	+	3.40
Class C
Actual	—	—		—	1,000.00	1,005.80		7.94	—	—		—	1,000.00	1,042.40		7.27
Hypothetical 5% return	—	—		—	1,000.00	1,017.15	+	7.99	—	—		—	1,000.00	1,017.95	+	7.18
Administration
Actual	$1,000.00	$1,000.80		$3.01	—	—		—	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,022.06	+	3.04	—	—		—	—	—		—	—	—		—
Institutional
Actual	1,000.00	1,002.00		1.76	1,000.00	1,011.90		2.62	1,000.00	1,001.10		1.81	1,000.00	1,049.30		1.75
Hypothetical 5% return	1,000.00	1,023.31	+	1.78	1,000.00	1,022.46	+	2.64	1,000.00	1,023.26	+	1.83	1,000.00	1,023.36	+	1.72
Service
Actual	—	—		—	1,000.00	1,008.70		5.19	1,000.00	997.70		4.36	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,019.90	+	5.22	1,000.00	1,020.71	+	4.41	—	—		—
Investor
Actual	1,000.00	1,001.60		2.16	1,000.00	1,011.60		2.92	1,000.00	1,000.70		2.26	1,000.00	1,048.30		2.16
Hypothetical 5% return	1,000.00	1,022.91	+	2.18	1,000.00	1,022.16	+	2.94	1,000.00	1,022.81	+	2.28	1,000.00	1,022.96	+	2.13
Class R6
Actual	1,000.00	1,002.10		1.71	1,000.00	1,011.90		2.62	1,000.00	1,001.20		1.76	1,000.00	1,048.40		1.69
Hypothetical 5% return	1,000.00	1,023.36	+	1.72	1,000.00	1,022.46	+	2.64	1,000.00	1,023.31	+	1.78	1,000.00	1,023.41	+	1.67
Class R
Actual	—	—		—	1,000.00	1,009.00		5.49	—	—		—	1,000.00	1,046.40		4.72
Hypothetical 5% return	—	—		—	1,000.00	N/A	+	5.52	—	—		—	1,000.00	1,020.46	+	4.66
Class P
Actual	1,000.00	1,002.10		1.71	1,000.00	1,011.90		2.62	1,000.00	1,001.20		1.76	1,000.00	1,048.40		1.69
Hypothetical 5% return	1,000.00	1,023.36	+	1.72	1,000.00	1,023.36	+	2.64	1,000.00	1,023.36	+	1.78	1,000.00	1,023.36	+	1.67

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

	Class A	Class C	Administration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income	0.58%	—%	0.60%	0.35%	—%	0.43%	0.34%	—%	0.34%
Government Income	0.84	1.58	—	0.52	1.03	0.58	0.52	1.09	0.52
High Quality Floating Rate	0.59	—	—	0.36	0.87	0.45	0.35	—	0.35
Inflation Protected Securities	0.67	1.42	—	0.34	—	0.42	0.33	0.92	0.33

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Fund Expenses — Six Month Period Ended September 30, 2021 (Unaudited) (continued)

	Short Duration Bond Fund				Short Duration Government Fund				Short-Term Conservative Income Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*
Class A
Actual	$1,000.00	$1,008.90		$3.68	$1,000.00	$993.50		$4.05	$1,000.00	$999.30		$2.21
Hypothetical 5% return	1,000.00	1,021.01	+	3.70	1,000.00	1,021.01	+	4.10	1,000.00	1,021.01	+	2.23
Class C
Actual	1,000.00	1,006.90		5.69	1,000.00	992.20		6.04	—	—		—
Hypothetical 5% return	1,000.00	1,019.40	+	5.72	1,000.00	1,019.00	+	6.12	—	—		—
Administration
Actual	—	—		—	—	—		—	1,000.00	1,000.50		1.05
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,024.02	+	1.07
Preferred
Actual	—								$1,000.00	$1,000.40		$1.05
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,024.02	+	1.07
Institutional
Actual	1,000.00	1,010.50		2.07	1,000.00	996.10		2.40	1,000.00	1,001.40		1.10
Hypothetical 5% return	1,000.00	1,023.01	+	2.08	1,000.00	1,022.66	+	2.43	1,000.00	1,023.97	+	1.12
Service
Actual	—	—		—	1,000.00	993.70		4.90	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,020.16	+	4.96	—	—		—
Investor
Actual	1,000.00	1,011.10		2.42	1,000.00	994.70		2.80	1,000.00	1,001.00		1.50
Hypothetical 5% return	1,000.00	1,022.66	+	2.43	1,000.00	1,022.26	+	2.84	1,000.00	1,023.56	+	1.52
Class R6
Actual	1,000.00	1,010.60		2.02	1,000.00	996.20		2.35	1,000.00	1,001.40		1.05
Hypothetical 5% return	1,000.00	1,023.06	+	2.03	1,000.00	1,022.71	+	2.38	1,000.00	1,024.02	+	1.07
Class R
Actual	1,000.00	1,008.60		4.93	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	N/A	+	4.96	—	—		—	—	—		—
Class P
Actual	1,000.00	1,010.60		2.02	1,000.00	996.20		2.35	1,000.00	1,000.50		1.05
Hypothetical 5% return	1,000.00	1,022.71	+	2.03	1,000.00	1,022.71	+	2.38	1,000.00	1,022.71	+	1.07

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class A	Class C	Administration	Preferred	Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Bond	0.73%	1.13%	0.40%	—%	0.41%	—%	0.48%	—%	0.98%	0.40%
Short Duration Government	0.81	1.21	—	—	0.48	0.98	0.56	0.47	—	0.47
Short-Term Conservative	0.44	—	0.21	0.21	0.22	—	0.30	0.21	—	0.21

160

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Bond Fund (formerly, Goldman Sachs Short Duration Income Fund), and Goldman Sachs Short-Term Conservative Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Government Fund, and Short Duration Bond Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

161

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, administration and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

162

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer groups identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Enhanced Income Fund’s, Short Duration Government Fund’s, and Short Duration Bond Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Enhanced Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They considered that the Government Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the Government Income Fund had experienced certain portfolio management changes in 2020. They observed that the High Quality Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees considered that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and ten-year periods, in the third quartile for the five-year period, and in the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They noted that the Inflation Protected Securities Fund had experienced certain portfolio management changes in 2020. The Trustees observed that the Short Duration Government Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They considered that the Short Duration Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2021. The Trustees noted that the Fund had experienced changes to its name, principal investment strategy, and benchmark index in 2021. They observed that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Short Duration Bond Fund that would have the effect of decreasing expenses of Class A, Class C, Investor,

163

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund	Inflation Protected Securities Fund	Short Duration Bond Fund	Short Duration Government Fund

First $1 billion	0.25%	0.53%	0.31%	0.26%	0.40%	0.44%

Next $1 billion	0.23	0.48	0.28	0.23	0.36	0.40

Next $3 billion	0.22	0.45	0.27	0.22	0.34	0.38

Next $3 billion	0.22	0.44	0.26	0.22	0.33	0.37

Over $8 billion	0.22	0.44	0.25	0.21	0.32	0.36

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Government Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Government Fund’s and the Short Duration Bond Fund’s Class C shares and a portion of the transfer agency fees paid by the Government Income Fund’s and Short Duration Bond Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Short Duration Government Fund and Short Duration Bond Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

The Trustees noted that the Short-Term Conservative Income Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in

164

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2022.

165

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of September 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado Eileen H. Dowling* James A. McNamara Roy W. Templin Gregory G. Weaver * Effective October 1, 2021	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2021 Goldman Sachs. All rights reserved. 259724-OTU-1514013 SDFISAR-21

Goldman Sachs Funds

Semi-Annual Report	September 30, 2021

Single Sector Fixed Income Funds
Emerging Markets Debt
High Yield
High Yield Floating Rate
Investment Grade Credit
Local Emerging Markets Debt
U.S. Mortgages

Goldman Sachs Single Sector Fixed Income Funds

∎	EMERGING MARKETS DEBT

∎	HIGH YIELD

∎	HIGH YIELD FLOATING RATE

∎	INVESTMENT GRADE CREDIT

∎	LOCAL EMERGING MARKETS DEBT

∎	U.S. MORTGAGES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Single Sector Fixed Income Funds

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Single Sector Fixed Income Funds (the “Funds”) during the six months ended September 30, 2021 (the “Reporting Period”). A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2022.

Market Review

∎

The broad U.S. fixed income market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a return of 1.88% during the Reporting Period, significantly underperforming the broad U.S. equity market.

∎

Early in the Reporting Period, global central banks generally remained accommodative, with the U.S. Federal Reserve (“Fed”) indicating it needed to see “substantial progress” on its employment and inflation goals before altering U.S. monetary policy.

∎

Remarkably strong U.S. inflation data, deemed “transitory” by the Fed, a disappointing U.S. jobs report released in April 2021 and the spread of the COVID-19 Delta variant suggested pandemic-related dynamics could continue distorting economic data as the Reporting Period progressed.

∎

In September 2021, as inflationary trends continued, driven by a sharp rise in energy prices and persistent supply-chain bottlenecks, developed markets central banks delivered or hinted at sooner than previously consensus expected policy normalization, with the Fed stating it might start raising interest rates during 2022 and the tapering of its asset purchases “may soon be warranted.”

∎	Shorter-term U.S. Treasury yields rose modestly during the Reporting Period overall, while intermediate- and longer-term U.S. Treasury yields fell moderately.

∎

Corporate bonds, both investment grade and high yield, outperformed U.S. Treasuries during the Reporting Period. So, too, did Treasury inflation protected securities and emerging markets debt. Securitized assets, including mortgage-backed securities and asset-backed securities, underperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs U.S. Mortgages Fund

∎	Effective March 31, 2021, Christopher Creed no longer served as a portfolio manager for the Fund. Christopher J. Hogan and Matthew T. Kaiser continue to serve as portfolio managers for the Fund.

∎	The Fund reduced its exposure in Agency Mortgage Backed Securities (MBS) and deployed them in U.S. Treasuries based on our views on MBS.

1

FUND BASICS

Emerging Markets Debt Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	J.P. Morgan EMBISM Global Diversified Index Gross, USD, Unhedged[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.77%	3.33%	3.21%	3.13%
Class C	3.47	3.33	2.59	2.52
Institutional	4.01	3.33	3.66	3.62
Investor	3.90	3.33	3.62	3.54
Class R6	4.02	3.33	3.67	3.63
Class P	3.93	3.33	3.67	3.63

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 50 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

TOP TEN COUNTRY ALLOCATION†

	Percentage of Net Assets

	As of 9/30/21	As of 3/31/21

Mexico	6.1%	6.6%
Turkey	4.6	4.8
Indonesia	4.3	4.0
Ukraine	3.4	3.3
Colombia	3.2	3.1
United Arab Emirates	3.1	3.1
Egypt	2.8	3.8
Dominican Republic	2.8	3.0
Nigeria	2.7	2.0
Romania	2.7	1.9
Other	55.4	51.5

†	The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 2.2% as of 9/30/21 and 5.5% as of 3/31/21. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

High Yield Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.38%	3.65%	2.89%	2.79%
Class C	2.99	3.65	2.27	2.16
Institutional	3.52	3.65	3.31	3.25
Service	3.26	3.65	2.81	2.74
Investor	3.66	3.65	3.27	3.16
Class R6	3.52	3.65	3.32	3.26
Class R	3.41	3.65	2.77	2.66
Class P	3.52	3.65	3.32	3.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, an unmanaged index, covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

FUND BASICS

TOP TEN ISSUERS AS OF 9/30/21‡

Company	% of Net Assets	Line of Business

iShares Fallen Angels USD Bond ETF (NR/NR)	0.7%	Exchange-Traded Fund
CSC Holdings LLC (B+/B3)	0.7	Media
Occidental Petroleum Corp. (BB/Ba2)	0.7	Oil Field Services
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)	0.7	Media
Bausch Health Americas, Inc. (B/B3)	0.7	Pharmaceuticals
Transocean, Inc. (CCC+/Caa3)	0.5	Oil Field Services
Kraft Heinz Foods Co. (BB+/Baa3)	0.5	Food & Drug Retailing
Continental Resources, Inc. (BB+/Ba1u)	0.4	Oil Field Services
Sprint Corp. (BB+/Ba2)	0.4	Telecommunication Services
Occidental Petroleum Corp. (BB/Ba2)	0.4	Oil Field Services

‡	The top 10 holdings may not be representative of the Fund’s future investments.

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/21	as of 3/31/21

Oil Field Services	7.4%	7.2%
Media	6.6	6.4
Telecommunication Services	5.4	6.4
Retailing	5.1	4.0
Diversified Financial Services	5.0	3.6
Pipelines	4.9	4.7
Automotive	4.8	4.7
Food & Drug Retailing	4.3	4.5
Healthcare Providers & Services	3.7	3.6
Commercial Services	3.5	2.8
Others	44.1	44.8

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in exchange-traded funds, other investment companies, and securities lending reinvestment vehicle of 5.5% as of 9/30/21 and investments in exchange-traded funds, other investment companies, and securities lending reinvestment vehicle of 6.0% as of 3/31/21. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

High Yield Floating Rate Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Credit Suisse Leveraged Loan Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	1.96%	2.58%	2.94%	2.92%
Class C	1.47	2.58	2.25	2.23
Institutional	2.02	2.58	3.33	3.31
Investor	1.98	2.58	3.25	3.23
Class R6	2.14	2.58	3.34	3.32
Class R	1.85	2.58	2.78	2.75
Class P	2.14	2.58	3.34	3.32

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Credit Suisse Leveraged Loan Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated leveraged loan market. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/21	as of 3/31/21

Technology – Software/Services	8.7%	13.1%
Commercial Services	5.0	3.5
Telecommunication Services	5.0	4.2
Technology – Software	4.8	2.0
Diversified Financial Services	4.3	4.1
Chemicals	4.0	5.2
Health Care – Services	3.9	4.8
Packaging	3.2	3.5
Building Materials	3.0	3.2
Automotive – Parts	2.9	2.8
Other	43.7	47.4

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Investment Grade Credit Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Credit Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.64%	3.30%	1.26%	1.18%
Institutional	3.81	3.30	1.63	1.55
Separate Account Institutional	3.71	3.30	1.65	1.57
Investor	3.77	3.30	1.56	1.48
Class R6	3.81	3.30	1.65	1.57
Class P	3.81	3.30	1.65	1.57

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION†

Percentage of Net Assets

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/21	as of 3/31/21

Banks	23.2%	23.6%
Telecommunication Services	8.0	8.7
Oil Field Services	4.3	4.4
Electrical	4.2	3.8
Diversified Financial Services	4.0	4.1
Pipelines	3.8	4.5
Beverages	3.7	3.8
Real Estate Investment Trust	3.6	3.3
Computers	3.5	3.2
Pharmaceuticals	2.8	4.5
Other	34.6	33.4

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies of 2.8% as of 9/30/21 and 0.0% as of 3/31/21. Figures in the above table may not sum to 100% due to exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Local Emerging Markets Debt Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	J.P. Morgan GBI-EMSM Global Diversified Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	0.48%	0.32%	3.65%	3.28%
Class C	-0.08	0.32	3.05	2.67
Institutional	0.45	0.32	4.13	3.78
Investor	0.60	0.32	4.07	3.69
Class R6	0.63	0.32	4.14	3.78
Class P	0.63	0.32	4.13	3.77

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 14 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN COUNTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/21	as of 3/31/21

China	14.0%	13.3%
Thailand	9.4	8.8
South Africa	8.3	8.3
Russia	7.5	5.4
United States	6.3	3.9
Poland	6.2	6.6
United Kingdom	4.9	5.4
Mexico	4.6	5.4
Colombia	3.8	4.4
Czech Republic	3.5	3.5
Other	18.0	19.7
†	The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 4.4% as of 9/30/21 and 7.8% as of 3/31/21. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

U.S. Mortgages Fund

as of September 30, 2021

PERFORMANCE REVIEW

April 1, 2021–September 30, 2021	Fund Total Return (based on NAV)[1]	Bloomberg U.S. Securitized Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	0.36%	0.53%	0.62%	0.57%
Institutional	0.43	0.53	0.98	0.92
Separate Account Institutional	0.43	0.53	0.99	0.93
Investor	0.39	0.53	0.90	0.84
Class R6	0.43	0.53	0.98	0.92
Class P	0.43	0.53	0.99	0.93

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg U.S. Securitized Bond Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10

FUND BASICS

PORTFOLIO COMPOSITION†

Percentage of Net Assets

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

(a)	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 64.6%
Angola – 0.8%
	Republic of Angola (NR/B3)(a)
	$6,800,000	8.250%		05/09/28	$7,037,150
	Republic of Angola (CCC+/B3)
	1,080,000	9.125	(a)	11/26/49	1,093,703
	2,680,000	9.125		11/26/49	2,714,002

					10,844,855

Argentina(b) – 1.4%
	Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	53,416
	$1,479,348	1.000		07/09/29	566,590
EUR	3,559,900	0.125		07/09/30	1,484,500
	$20,284,677	0.500	(c)	07/09/30	7,403,907
	25,840,015	1.125	(c)	07/09/35	8,423,845
	384,455	2.500	(c)	07/09/41	140,134

					18,072,392

Armenia(a) – 0.3%
	Republic of Armenia (NR/NR)
	2,100,000	3.950		09/26/29	2,042,250
	Republic of Armenia (NR/Ba3)
	2,150,000	3.600		02/02/31	2,030,137

					4,072,387

Azerbaijan – 0.8%
	Republic of Azerbaijan (NR/Ba2u)
	2,914,000	4.750		03/18/24	3,105,778
	7,600,000	3.500		09/01/32	7,741,550

					10,847,328

Bahrain – 1.3%
	Kingdom of Bahrain (B+/NR)(a)
	1,950,000	4.250		01/25/28	1,923,188
	3,040,000	5.250		01/25/33	2,884,200
	Kingdom of Bahrain (B+/B2u)
	3,440,000	7.375	(a)	05/14/30	3,811,520
	1,380,000	7.375		05/14/30	1,529,040
	4,410,000	5.625	(a)	09/30/31	4,369,483
	340,000	5.625		09/30/31	336,876
	1,870,000	5.450	(a)	09/16/32	1,813,900
	680,000	5.450		09/16/32	659,600

					17,327,807

Belarus(a) – 0.2%
	Republic of Belarus Ministry of Finance (NR/NR)
	1,400,000	5.875		02/24/26	1,309,000
	Republic of Belarus Ministry of Finance (B/NR)
	1,580,000	6.378		02/24/31	1,386,450

					2,695,450

Belize(a)(d) – 0.1%
	Republic of Belize (D/Caa3)
	2,569,169	4.938		02/20/34	1,269,009

Benin – 0.8%
	Benin Government International Bond (NR/NR)(a)
EUR	5,000,000	4.950		01/22/35	5,631,752

Sovereign Debt Obligations – (continued)
Benin – (continued)
	Benin Government International Bond (B+/NR)
EUR	3,830,000	4.875	(a)	01/19/32	4,414,298
	360,000	4.875		01/19/32	414,921

					10,460,971

Bermuda(a)(b) – 0.3%
	Bermuda Government Bond (A+/A2)
	$1,900,000	2.375		08/20/30	1,884,325
	1,890,000	3.375		08/20/50	1,893,898

					3,778,223

Bolivia – 0.0%
	Republic of Bolivian (B+/B2)
	200,000	4.500		03/20/28	180,538

Brazil – 0.4%
	Republic of Brazil (BB-/Ba2)
	4,470,000	3.875		06/12/30	4,328,357
	1,530,000	4.750	(b)	01/14/50	1,351,468

					5,679,825

Cameroon(a) – 0.5%
	Republic Of Cameroon (B-/NR)
EUR	5,640,000	5.950		07/07/32	6,392,224

Cayman Islands(a) – 0.0%
	Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	606,750

Chile(b) – 0.2%
	Republic of Chile (A/A1)
	390,000	3.500		01/25/50	389,951
	2,180,000	3.100		01/22/61	1,965,815

					2,355,766

Colombia(b) – 2.6%
	Republic of Colombia (BB+/Baa2)
	1,990,000	4.500		03/15/29	2,096,092
	4,620,000	3.000		01/30/30	4,352,329
	10,880,000	3.125		04/15/31	10,171,440
	1,300,000	3.250		04/22/32	1,210,950
	920,000	5.625		02/26/44	958,410
	2,490,000	5.000		06/15/45	2,424,326
	10,370,000	4.125		05/15/51	8,936,347
	4,510,000	3.875		02/15/61	3,646,899

					33,796,793

Costa Rica(a) – 0.1%
	Republic of Costa Rica (B/B2)
	1,080,000	6.125		02/19/31	1,107,878

Dominican Republic – 2.6%
	Dominican Republic (NR/NR)
DOP	8,900,000	18.500	(a)	02/04/28	255,697
	152,600,000	10.750		08/11/28	3,445,686
	Dominican Republic (BB-/Ba3)
	$450,000	6.875		01/29/26	519,272
	1,500,000	8.625		04/20/27	1,809,656
	4,750,000	4.500	(a)	01/30/30	4,819,172

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
	Dominican Republic (BB-/Ba3) – (continued)
	$150,000	4.875	% (a)	09/23/32	$153,028
	3,160,000	6.850	(a)	01/27/45	3,525,968
	6,499,000	6.850		01/27/45	7,251,665
	8,760,000	6.500	(a)	02/15/48	9,358,418
	360,000	6.400	(a)	06/05/49	381,218
	1,760,000	5.875		01/30/60	1,718,530

					33,238,310

Ecuador – 1.8%
	Republic of Ecuador (B-/NR)
	3,532,360	0.000	(a)(e)	07/31/30	1,836,827
	630,000	0.000	(e)	07/31/30	327,600
	993,040	5.000	(a)(c)	07/31/30	831,671
	920,000	5.000	(c)	07/31/30	770,500
	14,798,455	1.000	(a)(c)	07/31/35	9,840,973
	6,110,000	1.000	(c)	07/31/35	3,971,500
	10,221,936	0.500	(a)(c)	07/31/40	5,921,056
	20,000	0.500	(c)	07/31/40	11,585

					23,511,712

Egypt – 2.9%
	Republic of Egypt (NR/B2)
	1,450,000	7.500		01/31/27	1,524,312
	Republic of Egypt (B/NR)
EUR	120,000	4.750		04/11/25	141,087
	1,770,000	6.375	(a)	04/11/31	2,004,148
	499,000	6.375		04/11/31	565,011
	Republic of Egypt (B/B2)(a)
	$1,930,000	5.875		02/16/31	1,761,125
	1,090,000	7.500		02/16/61	948,300
	Republic of Egypt (B/B2u)
EUR	8,360,000	4.750	(a)	04/16/26	9,695,910
	340,000	5.625	(a)	04/16/30	375,132
	7,200,000	5.625		04/16/30	7,943,964
	$3,610,000	7.625	(a)	05/29/32	3,573,900
	2,850,000	8.700	(a)	03/01/49	2,750,250
	990,000	8.700		03/01/49	955,350
	4,750,000	8.875	(a)	05/29/50	4,679,225

					36,917,714

El Salvador – 0.6%
	Republic of El Salvador (B-/Caa1)
	580,000	6.375		01/18/27	433,550
	370,000	8.250		04/10/32	281,200
	290,000	7.625		02/01/41	205,900
	610,000	7.125	(b)	01/20/50	420,900
	5,270,000	9.500	(a)(b)	07/15/52	4,110,600
	2,120,000	9.500	b)	07/15/52	1,653,600

					7,105,750

Ethiopia – 0.1%
	Ethiopia International Bond (CCC+/Caa1)
	1,510,000	6.625		12/11/24	1,305,018

Gabon – 0.4%
	Republic of Gabon (NR/Caa1)(a)
	2,760,000	6.625		02/06/31	2,711,355

Sovereign Debt Obligations – (continued)
Gabon – (continued)
	Republic of Gabon (NR/NR)
	1,854,118	6.375		12/12/24	1,970,927

					4,682,282

Ghana – 1.4%
	Republic of Ghana (NR/B1)
	1,970,000	10.750		10/14/30	2,374,219
	Republic of Ghana (B-/B3)
	2,370,000	6.375	(a)	02/11/27	2,207,062
	800,000	7.750	(a)	04/07/29	760,000
	2,660,000	8.625	(a)	04/07/34	2,513,700
	1,410,000	8.875	(a)	05/07/42	1,300,725
	1,930,000	7.750		04/07/29	1,833,500
	1,120,000	7.625		05/16/29	1,062,460
	210,000	8.627	(a)	06/16/49	187,727
	379,000	8.627		06/16/49	338,802
	Republic of Ghana (B-/B3u)
	4,640,000	8.125	(a)	03/26/32	4,385,670
	490,000	8.125		03/26/32	463,142
	440,000	8.950		03/26/51	400,483

					17,827,490

Guatemala – 1.6%
	Republic of Guatemala (BB-/Ba1)
	4,640,000	4.500		05/03/26	4,949,720
	7,400,000	4.375	(a)	06/05/27	7,877,762
	350,000	4.375		06/05/27	372,597
	6,120,000	6.125	(a)(b)	06/01/50	7,037,235

					20,237,314

Honduras – 0.3%
	Republic of Honduras (BB-/B1)
	1,310,000	7.500	(a)	03/15/24	1,379,840
	1,120,000	7.500		03/15/24	1,179,710
	1,170,000	5.625	(a)(b)	06/24/30	1,215,191

					3,774,741

Hungary – 0.3%
	Hungary Government International Bond (BBB/Baa2)
EUR	3,250,000	1.750		06/05/35	3,948,869

Indonesia – 3.1%
	Perusahaan Penerbit SBSN (BBB/Baa2)(a)
	$25,540,000	4.400		03/01/28	29,080,482
	2,530,000	3.800		06/23/50	2,570,006
EUR	1,950,000	1.100		03/12/33	2,185,372
	Republic of Indonesia (BBB/Baa2)
	$2,380,000	3.850		10/15/30	2,650,427
	350,000	4.625		04/15/43	396,878
	380,000	3.050		03/12/51	359,142
	890,000	4.450		04/15/70	1,015,601
	1,490,000	3.350		03/12/71	1,378,064

					39,635,972

Iraq – 0.2%
	Republic of Iraq (NR/NR)(b)
	203,125	5.800		01/15/28	195,609

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Iraq – (continued)
	Republic of Iraq (B-/Caa1u)
	$1,790,000	6.752%		03/09/23	$1,808,795

					2,004,404

Ivory Coast – 0.7%
	Republic of Ivory Coast (BB-/Ba3)
EUR	1,860,000	5.250		03/22/30	2,231,017
	1,480,000	4.875	(a)	01/30/32	1,672,892
	1,380,000	6.125		06/15/33	1,453,571
	3,260,000	6.625	(a)	03/22/48	3,799,350
	390,000	6.625		03/22/48	454,523

					9,611,353

Jamaica – 0.7%
	Jamaica Government International Bond (B+/B2)
	$6,290,000	7.875		07/28/45	8,726,589

Jordan(a) – 0.2%
	Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	3,105,000

Kenya – 0.8%
	Republic of Kenya (B/B2u)
	3,900,000	7.000	(a)	05/22/27	4,213,950
	610,000	7.000		05/22/27	659,105
	750,000	7.250	(a)	02/28/28	824,203
	550,000	7.250		02/28/28	604,416
	4,160,000	8.000	(a)	05/22/32	4,583,280

					10,884,954

Lebanon(f) – 0.4%
	Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	604,395
	Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	453,925
	3,990,000	6.200		02/26/25	658,350
	310,000	6.100		10/04/22	51,150
	2,020,000	6.650		04/22/24	333,300
	130,000	6.600		11/27/26	21,450
	710,000	6.850		03/23/27	117,150
	750,000	6.650		11/03/28	123,750
	7,704,000	6.850		05/25/29	1,246,122
	6,874,000	6.650		02/26/30	1,134,210
	1,520,000	7.050		11/02/35	250,800

					4,994,602

Macedonia(a) – 0.9%
	Republic of North Macedonia (BB-/NR)
EUR	2,700,000	1.625	(b)	03/10/28	3,041,537
	6,840,000	2.750		01/18/25	8,308,375

					11,349,912

Mexico – 2.0%
	Mexico Government International Bond (BBB/NR)
	3,990,000	2.250	(b)	08/12/36	4,535,157
	$3,300,000	4.750	(b)	04/27/32	3,712,087
	820,000	4.500		04/22/29	920,860
	6,970,000	2.659	(b)	05/24/31	6,723,001

Sovereign Debt Obligations – (continued)
Mexico – (continued)
	Mexico Government International Bond (BBB/NR) – (continued)
	520,000	4.600		01/23/46	538,947
	1,220,000	4.350		01/15/47	1,221,754
	200,000	4.600		02/10/48	205,788
	9,409,000	3.771	(b)	05/24/61	8,355,192

					26,212,786

Mongolia – 0.3%
	Mongolia Government International Bond (B/B3u)
	1,030,000	3.500	(a)	07/07/27	995,238
	1,400,000	5.625		05/01/23	1,468,075
	Republic of Mongolia (B/B3)(a)
	1,430,000	5.125		04/07/26	1,498,082

					3,961,395

Morocco(a) – 1.2%
	Republic of Mongolia (BB+/Ba1u)
	2,620,000	2.375		12/15/27	2,564,325
EUR	2,560,000	1.500		11/27/31	2,737,042
	$6,260,000	3.000		12/15/32	5,939,175
	4,640,000	4.000		12/15/50	4,228,200

					15,468,742

Mozambique(c) – 0.1%
	Republic of Mozambique (NR/Caa2u)
	2,060,000	5.000		09/15/31	1,766,192

Nigeria – 2.7%
	Republic of Nigeria (NR/NR)(a)
	1,980,000	6.125		09/28/28	1,982,475
	Republic of Nigeria (B-/B2)
	3,140,000	6.500		11/28/27	3,242,639
	5,260,000	7.143		02/23/30	5,357,967
	610,000	8.747		01/21/31	667,302
	12,890,000	7.875		02/16/32	13,343,567
	7,020,000	7.696	(a)	02/23/38	6,911,629
	4,110,000	7.625		11/28/47	3,943,802

					35,449,381

Oman – 2.4%
	Oman Sovereign Sukuk Co. (NR/Ba3)(a)
	4,180,000	4.875		06/15/30	4,391,613
	Republic of Oman (NR/Ba3)
	570,000	6.250		01/25/31	608,475
	2,680,000	6.750	(a)	10/28/27	2,974,800
	4,480,000	5.625		01/17/28	4,653,600
	770,000	6.000		08/01/29	806,238
	4,820,000	6.250	(a)	01/25/31	5,145,350
	4,660,000	7.375	(a)	10/28/32	5,294,925
	4,250,000	6.750	(a)	01/17/48	4,189,703
	1,190,000	6.750		01/17/48	1,173,117
	Republic of Oman (B+/Ba3)
	1,430,000	4.750		06/15/26	1,459,762
	680,000	6.500		03/08/47	653,990

					31,351,573

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – 1.0%
	Republic of Pakistan (B-/B3)
	$1,640,000	6.875%		12/05/27	$1,643,382
	Pakistan Government International Bond (NR/B3)(a)
	1,810,000	6.000		04/08/26	1,792,099
	Pakistan Water & Power Development Authority (B-/NR)
	940,000	7.500		06/04/31	929,754
	Republic of Pakistan (NR/B3)(a)
	1,360,000	7.375		04/08/31	1,355,050
	620,000	8.875		04/08/51	623,168
	Republic of Pakistan (NR/B3)
	580,000	8.250		09/30/25	629,046
	1,980,000	7.375		04/08/31	1,972,793
	3,680,000	8.875		04/08/51	3,698,805

					12,644,097

Panama – 1.2%
	Panama Notas del Tesoro (BBB/Baa2)
	2,560,000	3.750		04/17/26	2,730,080
	Republic of Panama (BBB/Baa2)(b)
	4,250,000	4.500		04/16/50	4,614,703
	3,990,000	4.500		04/01/56	4,331,145
	3,680,000	3.870		07/23/60	3,592,140

					15,268,068

Papua New Guinea(a) – 0.1%
	Papua New Guinea Government International Bond (B-/B2)
	1,450,000	8.375		10/04/28	1,440,938

Paraguay – 2.5%
	Republic of Paraguay (BB/NR)(a)
	4,590,000	5.600		03/13/48	5,300,876
	Republic of Paraguay (BB/Ba1)
	1,010,000	5.000	(a)	04/15/26	1,118,133
	685,000	5.000		04/15/26	758,338
	2,770,000	4.700	(a)	03/27/27	3,063,101
	2,760,000	4.950	(a)(b)	04/28/31	3,105,517
	400,000	4.950	(b)	04/28/31	450,075
	13,049,000	2.739	(a)(b)	01/29/33	12,484,631
	2,800,000	6.100		08/11/44	3,403,400
	2,150,000	5.400	(a)(b)	03/30/50	2,464,169

					32,148,240

Peru(b) – 0.7%
	Republic of Peru (BBB+/Baa1)
	540,000	2.783		01/23/31	535,208
EUR	580,000	1.250		03/11/33	648,328
	$3,440,000	2.780		12/01/60	2,905,295
	5,190,000	3.230	(g)	07/28/21	4,307,051

					8,395,882

Philippines – 0.3%
	Republic of Philippines (BBB+/Baa2)
	1,320,000	1.648		06/10/31	1,252,495
	550,000	2.950		05/05/45	523,119
	2,940,000	2.650		12/10/45	2,690,651

					4,466,265

Sovereign Debt Obligations – (continued)
Qatar – 1.6%
	Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	13,874,713
	2,950,000	4.817	(a)	03/14/49	3,787,616
	240,000	4.817		03/14/49	308,145
	2,770,000	4.400	(a)	04/16/50	3,369,012

					21,339,486

Romania – 2.7%
	Republic of Romania (BBB-/Baa3)
EUR	3,330,000	2.375	(a)	04/19/27	4,195,543
	7,360,000	2.875		05/26/28	9,472,846
	$2,070,000	3.000	(a)	02/14/31	2,109,847
EUR	2,320,000	2.124	(a)	07/16/31	2,683,677
	1,730,000	2.124		07/16/31	2,001,190
	9,380,000	2.000	(a)	04/14/33	10,389,964
	670,000	2.750	(a)	04/14/41	720,798
	1,130,000	1.750	(a)	07/13/30	1,281,147
	1,840,000	2.000		04/14/33	2,038,117

					34,893,129

Russia – 2.4%
	Russian Federation Bond (NR/NR)
	10,800,000	1.850		11/20/32	12,472,648
	$3,400,000	4.750		05/27/26	3,823,513
	3,200,000	4.375	(a)	03/21/29	3,627,200
	4,200,000	5.100	(a)	03/28/35	5,027,663
	4,600,000	5.100		03/28/35	5,506,487

					30,457,511

Saudi Arabia – 1.6%
	Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,816,905
	920,000	4.500		10/26/46	1,059,150
	3,600,000	4.625		10/04/47	4,225,500
	1,380,000	5.000		04/17/49	1,716,375
	1,770,000	3.750	(a)	01/21/55	1,845,225
	410,000	3.750		01/21/55	427,425
	8,270,000	4.500	(a)	04/22/60	9,861,975

					20,952,555

Senegal – 0.8%
	Republic of Senegal (B+/Ba3)
EUR	400,000	5.375		06/08/37	455,811
	Republic of Senegal (NR/NR)(a)
	3,600,000	5.375		06/08/37	4,102,296
	Republic of Senegal (B+/Ba3)(a)
	4,580,000	4.750		03/13/28	5,521,763

					10,079,870

Serbia – 0.7%
	Republic of Serbia (NR/Ba2)
	2,740,000	3.125	(a)	05/15/27	3,488,886
	440,000	3.125		05/15/27	560,259
	Republic of Serbia (BB+/Ba2)(a)
	2,530,000	1.000		09/23/28	2,833,915
	2,550,000	2.050		09/23/36	2,770,657

					9,653,717

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – 1.6%
	Republic of South Africa (NR/Ba2)
	$810,000	4.850%		09/27/27	$848,880
	2,550,000	5.650		09/27/47	2,425,369
	Republic of South Africa (BB-/Ba2)
	2,670,000	4.300		10/12/28	2,680,513
	7,690,000	4.850		09/30/29	7,893,304
	530,000	6.250		03/08/41	553,949
	6,120,000	5.750		09/30/49	5,822,798

					20,224,813

Sri Lanka – 1.1%
	Republic of Sri Lanka (CCC+/Caa1)
	200,000	5.750	(a)	04/18/23	131,600
	4,380,000	6.850	(a)	03/14/24	2,782,121
	910,000	6.350	(a)	06/28/24	580,296
	2,630,000	6.125		06/03/25	1,648,352
	6,010,000	6.850	(a)	11/03/25	3,761,133
	2,290,000	6.850		11/03/25	1,433,111
	1,690,000	6.750	(a)	04/18/28	1,030,161
	230,000	6.750		04/18/28	140,199
	4,240,000	7.550	(a)	03/28/30	2,585,870

					14,092,843

Tajikistan – 0.1%
	Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	633,586

Trinidad and Tobago(a)(b) – 0.1%
	Republic of Trinidad & Tobago (BBB-/Ba1)
	1,560,000	4.500		06/26/30	1,633,613

Tunisia – 0.1%
	Banque Centrale de Tunisie International Bond (NR/NR)(a)
EUR	760,000	6.375		07/15/26	736,190
	Banque Centrale de Tunisie International Bond (NR/B3)
	850,000	6.750	(a)	10/31/23	859,061
	$260,000	5.750		01/30/25	219,700

					1,814,951

Turkey – 3.5%
	Republic of Turkey (NR/B2)
	5,380,000	4.250		03/13/25	5,202,796
EUR	5,290,000	3.250		06/14/25	6,033,075
	2,870,000	5.200		02/16/26	3,461,183
	$1,200,000	4.875		10/09/26	1,146,975
	4,780,000	6.000		03/25/27	4,764,465
	1,190,000	6.125		10/24/28	1,175,348
	6,210,000	5.250		03/13/30	5,708,542
	5,290,000	5.950		01/15/31	4,972,600
	2,670,000	6.500		09/20/33	2,553,188
	7,440,000	5.750		05/11/47	6,146,370
	999,000	7.375		02/05/25	1,058,191
	2,970,000	6.000		01/14/41	2,564,966

					44,787,699

Ukraine – 3.4%
	Ukraine Government Bond (B/NR)
EUR	2,890,000	6.750		06/20/26	3,629,669

Sovereign Debt Obligations – (continued)
Ukraine – (continued)
	Ukraine Government Bond (B/NR) – (continued)
	$600,000	8.994		02/01/24	660,600
EUR	970,000	4.375		01/27/30	1,042,138
	2,210,000	4.375	(a)	01/27/30	2,374,357
	$873,000	7.253	(a)	03/15/33	880,530
	5,878,000	1.258	(h)	05/31/40	6,380,569
	Ukraine Government Bond (B/B3u)
	7,470,000	7.750		09/01/23	7,985,430
	9,860,000	7.750		09/01/24	10,666,055
	2,630,000	7.750		09/01/25	2,858,810
	7,020,000	7.750		09/01/26	7,609,241

					44,087,399

United Arab Emirates(a) – 0.6%
	Finance Department Government of Sharjah (BBB-/Baa3)
	2,700,000	3.625		03/10/33	2,649,375
	6,310,000	4.000		07/28/50	5,600,125

					8,249,500

Uruguay(b) – 0.2%
	Republic of Uruguay (BBB/Baa2)
	2,360,000	4.375		01/23/31	2,727,717

Uzbekistan(a) – 0.2%
	Republic of Uzbekistan (BB-/NR)
	1,460,000	5.375		02/20/29	1,589,210
	1,160,000	3.700		11/25/30	1,120,560

					2,709,770

Vietnam(b)(i) – 0.3%
	Debt and Asset Trading Corp. (NR/NR)
	4,680,000	1.000		10/10/25	4,237,740

Zambia(f) – 0.3%
	Republic of Zambia (D/NR)
	5,184,000	5.375		09/20/22	3,875,040

	TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $854,135,788)				$837,374,680

Corporate Obligations – 25.0%
Azerbaijan – 0.1%
	State Oil Co. of the Azerbaijan Republic (BB-/NR)
	$1,040,000	6.950%		03/18/30	$1,277,640

Bahrain(a) – 0.2%
	CBB International Sukuk Programme Co. SPC (B+/B2u)
	2,670,000	3.950		09/16/27	2,736,750

Brazil – 0.5%
	Banco do Brasil SA (CCC+/NR)(b)(h) (10 Year CMT + 4.398%)
	2,920,000	6.250		10/29/49	2,905,400
	Banco do Brasil SA (CCC+/B2)(b)(h) (10 Year CMT + 6.362%)
	290,000	9.000		06/29/49	321,175
	BRF SA (NR/Ba2)(b)
	1,140,000	4.875		01/24/30	1,142,508
	Embraer Overseas Ltd. (BB/Ba2)
	13,000	5.696		09/16/23	13,795

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brazil – (continued)
Samarco Mineracao SA (NR/WR)
$995,000	4.125%		11/01/22	$643,516
430,000	5.750		10/24/23	302,021
800,000	5.375		09/26/24	561,650

				5,890,065

British Virgin Islands(f) – 0.9%
Easy Tactic Ltd. (NR/NR)(b)
380,000	8.125		07/11/24	250,800
Fortune Star BVI Ltd. (BB/NR)(b)
310,000	5.000		05/18/26	306,125
Huarong Finance 2017 Co. Ltd. (NR/Baa3)
1,530,000	4.750		04/27/27	1,438,200
290,000	4.250		11/07/27	267,525
(-1x5 Year CMT + 6.983%)
3,160,000	4.000	(b)(h)	12/31/99	2,915,100
Huarong Finance 2019 Co. Ltd. (NR/Baa3)(b)
320,000	3.375		02/24/30	268,800
Huarong Finance II Co. Ltd. (BBB/NR)
490,000	4.625		06/03/26	467,950
1,200,000	4.875		11/22/26	1,147,860
Huarong Finance II Co. Ltd. (BBB/Baa3)
1,730,000	5.500		01/16/25	1,708,375
1,510,000	5.000		11/19/25	1,472,250
Kunzhi Ltd. (NR/NR)(f)
490,000	6.250		10/17/49	68,600
Sino-Ocean Land Treasure IV Ltd. (NR/Baa3)(b)
320,000	4.750		01/14/30	301,460
Studio City Finance Ltd. (BB-/B1)(a)(b)
430,000	6.000		07/15/25	425,700
350,000	6.500		01/15/28	343,770
Sunny Express Enterprises Corp. (NR/A3)(b)(h) (-1x3 Year CMT + 4.762%)
870,000	3.350		12/31/99	886,791

				12,269,306

Burundi – 1.4%
The African Export-Import Bank (NR/Baa1)(a)(b)
2,022,000	2.634		05/17/26	2,066,909
2,920,000	3.798		05/17/31	3,028,011
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
8,747,000	5.375		03/14/22	8,868,058
4,530,000	4.875		05/23/24	4,785,129

				18,748,107

Chile – 0.3%
Embotelladora Andina SA (BBB/NR)(a)
506,000	5.000		10/01/23	545,784
Empresa de los Ferrocarriles del Estado (A/NR)(a)(b)
600,000	3.068		08/18/50	529,613
Empresa de Transporte de Pasajeros Metro SA (A/NR)(a)(b)
830,000	3.650		05/07/30	896,607
GNL Quintero SA (BBB/Baa2)
997,672	4.634		07/31/29	1,080,791
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375		05/15/23	687,142

				3,739,937

Corporate Obligations – (continued)
China – 0.8%
China Aoyuan Group Ltd. (NR/NR)(b)
860,000	5.980		08/18/25	662,200
China SCE Group Holdings Ltd. (NR/NR)(b)
320,000	5.950		09/29/24	294,400
Country Garden Holdings Co. Ltd. (NR/NR)(b)
1,950,000	7.250		04/08/26	2,045,063
Country Garden Holdings Co. Ltd. (NR/Baa3)(b)
670,000	3.300		01/12/31	610,663
Fantasia Holdings Group Co. Ltd (NR/NR)(b)
340,000	10.875		03/02/24	105,400
iQIYI, Inc. (NR/NR)
630,000	2.000		04/01/25	553,383
540,000	4.000		12/15/26	460,350
Kaisa Group Holdings Ltd. (NR/B2)(b)
430,000	9.375		06/30/24	331,100
200,000	9.950		07/23/25	149,250
Meituan (BBB-/Baa3)(b)
480,000	2.125		10/28/25	467,040
310,000	3.050		10/28/30	287,196
NIO, Inc. (NR/NR)(a)(j)
520,000	0.000	(e)	02/01/26	446,379
400,000	0.500		02/01/27	325,620
Redsun Properties Group Ltd. (NR/B3)(b)
220,000	9.700		04/16/23	201,850
Sunac China Holdings Ltd. (BB-/B1)(b)
1,130,000	6.650		08/03/24	904,000
Times China Holdings Ltd. (B+/B1)(b)
200,000	6.750		07/08/25	183,000
VLL International, Inc. (NR/NR)(b)
210,000	7.250		07/20/27	221,064
Yuzhou Group Holdings Co. Ltd. (NR/B2)(b)
400,000	6.000		10/25/23	308,000
630,000	7.700		02/20/25	450,450
(-1x5 Year CMT + 8.527%)
410,000	5.375	(h)	12/31/99	278,800
Zhenro Properties Group Ltd. (NR/B2)(b)(h) (-1x3 Year CMT + 13.414%)
790,000	10.250		12/31/99	790,889

				10,076,097

Colombia – 0.6%
Banco de Bogota SA (NR/Ba2)
6,260,000	6.250	(a)	05/12/26	6,823,400
670,000	6.250		05/12/26	730,300
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	603,865

				8,157,565

Cyprus – 0.2%
MHP SE (B/NR)
1,910,000	7.750		05/10/24	2,066,143

Dominican Republic(a)(b) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (B+/B1)
3,220,000	6.750		03/30/29	3,361,479

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hong Kong – 0.4%
	CNAC HK Finbridge Co. Ltd (BBB/NR)
	$1,190,000	5.125%		03/14/28	$1,357,778
	CNAC HK Finbridge Co. Ltd. (NR/Baa2)
	2,600,000	3.875		06/19/29	2,775,032
	1,000,000	3.000		09/22/30	998,940

					5,131,750

India – 0.1%
	Adani Electricity Mumbai Ltd. (BBB-/Baa3)
	200,000	3.949		02/12/30	199,975
	Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
	790,000	4.200	(b)	08/04/27	828,908
	270,000	4.375		07/03/29	283,180

					1,312,063

Indonesia – 1.2%
	Bank Negara Indonesia Persero Tbk PT (NR/Ba3)(b)(h) (5 year CMT + 3.466%)
	1,300,000	4.300		12/31/99	1,298,375
	Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)(b)
	410,000	4.745		06/09/51	423,325
	Indonesia Asahan Aluminium Persero PT (NR/Baa2)(b)
	1,620,000	5.450		05/15/30	1,860,975
	1,060,000	5.800	(a)	05/15/50	1,236,755
	Pertamina Persero PT (NR/Baa2)(b)
	2,250,000	2.300		02/09/31	2,143,373
	2,890,000	4.150		02/25/60	2,848,998
	Pertamina Persero PT (BBB/Baa2)
	1,030,000	6.500		05/27/41	1,330,503
	2,020,000	6.000		05/03/42	2,471,722
	Perusahaan Gas Negara Tbk PT (NR/Baa2)
	1,730,000	5.125		05/16/24	1,895,215

					15,509,241

Ireland – 0.3%
	Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(b)(h) (5 Year USD Swap + 5.416%)
	310,000	7.500		10/05/27	316,898
	Credit Bank of Moscow Via CBOM Finance PLC (BB/Ba3)(a)
	3,010,000	5.550		02/14/23	3,113,092

					3,429,990

Israel(a)(b) – 0.3%
	Leviathan Bond Ltd. (BB-/Ba3)
	3,350,000	5.750		06/30/23	3,481,488

Ivory Coast(a)(i) – 0.2%
	Brazil Minas SPE via State of Minas Gerais (BB-/NR)
	2,450,000	5.333		02/15/28	2,619,663

Japan(b)(h) – 0.1%
	SoftBank Group Corp. (B+/B2u) (5 Year USD ICE Swap + 4.226%)
	990,000	6.000		12/31/99	992,475

Kazakhstan – 0.8%
	KazMunayGas National Co. JSC (NR/Baa2)(a)(b)
	2,100,000	3.500		04/14/33	2,163,000

Corporate Obligations – (continued)
Kazakhstan – (continued)
	KazMunayGas National Co. JSC (BB/Baa2)
	6,002,000	4.750		04/19/27	6,680,226
	Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)(a)(b)
	1,690,000	2.625		08/15/25	1,723,800

					10,567,026

Luxembourg – 0.3%
	Altice Financing SA (NR/NR)(a)(b)
EUR	1,320,000	4.250		08/15/29	1,498,885
	Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)(j)
	$410,000	8.625		04/28/34	604,186
	Puma International Financing SA (NR/B1)(b)
	200,000	5.000		01/24/26	200,162
	Rede D’or Finance S.a.r.l. (BB/NR)(b)
	513,000	4.500	(a)	01/22/30	511,564
	668,000	4.500		01/22/30	666,130

					3,480,927

Macau(b) – 0.0%
	MGM China Holdings Ltd. (B+/Ba3)(a)
	440,000	4.750		02/01/27	433,400
	Wynn Macau Ltd. (BB-/B1)
	200,000	5.625		08/26/28	190,813

					624,213

Malaysia(b) – 0.8%
	Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
	360,000	3.064		08/19/50	342,068
	Genm Capital Labuan Ltd. (BBB-/NR)(a)
	2,430,000	3.882		04/19/31	2,407,674
	Petronas Capital Ltd. (A-/A2)(a)
	4,410,000	4.550		04/21/50	5,361,832
	1,890,000	4.800		04/21/60	2,451,576

					10,563,150

Mauritius – 0.5%
	India Airport Infra (NR/B1)(a)(b)
	250,000	6.250		10/25/25	243,750
	India Green Power Holdings (NR/Ba3)(a)(b)
	670,000	4.000		02/22/27	669,916
	MTN Mauritius Investments Ltd. (BB-/Ba2)
	3,390,000	5.373		02/13/22	3,424,536
	1,790,000	4.755		11/11/24	1,873,682
	550,000	6.500	(a)	10/13/26	625,350

					6,837,234

Mexico – 4.1%
	Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h) (5 Year CMT + 4.967%)
	2,050,000	6.750		12/31/99	2,165,056
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(h) (5 Year CMT + 2.995%)
	1,090,000	5.950		10/01/28	1,168,548
	BBVA Bancomer SA (BB/NR)(a)(b)(h) (5 Year CMT + 2.650%)
	1,510,000	5.125		01/18/33	1,568,512
	Cemex SAB de CV (BB/NR)(a)(b)
	400,000	7.375		06/05/27	443,096
	200,000	5.200		09/17/30	214,810

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
	Industrias Penoles SAB de CV (BBB/NR)(a)(b)
	$400,000	4.750%		08/06/50	$442,575
	Mexico City Airport Trust (BBB/Baa3)
	1,180,000	4.250	(a)(b)	10/31/26	1,253,897
	1,409,000	4.250	(b)	10/31/26	1,497,239
	3,680,000	3.875	(a)(b)	04/30/28	3,799,140
	1,630,000	5.500	(a)(b)	10/31/46	1,653,737
	722,000	5.500		10/31/46	732,514
	6,099,000	5.500	(b)	07/31/47	6,198,109
	Petroleos Mexicanos (BBB/Ba3)
EUR	13,560,000	5.125		03/15/23	16,490,623
	$760,000	5.350		02/12/28	747,224
	1,030,000	6.375		01/23/45	868,805
	2,480,000	5.625		01/23/46	1,974,948
	705,000	6.750		09/21/47	610,777
	5,231,000	6.350		02/12/48	4,467,274
	3,343,000	7.690	(b)	01/23/50	3,148,772
	3,043,000	6.950	(b)	01/28/60	2,636,455
	Unifin Financiera SAB de CV (BB-/NR)(b)
	690,000	7.375		02/12/26	656,492
	200,000	8.375		01/27/28	189,250

					52,927,853

Morocco(a)(b) – 0.0%
	OCP SA (BB+/NR)
	540,000	3.750		06/23/31	538,650

Netherlands – 1.2%
	Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	577,603
	Greenko Dutch B.V. (NR/Ba1)(a)(b)
	659,950	3.850		03/29/26	670,592
	IHS Netherlands Holdco B.V. (B/B2)(a)(b)
	490,000	7.125		03/18/25	503,414
	400,000	8.000		09/18/27	427,500
	Lukoil International Finance B.V. (BBB/NR)
	1,800,000	4.750		11/02/26	1,996,087
	Lukoil Securities B.V. (BBB/NR)(a)
	1,280,000	3.875		05/06/30	1,344,448
	Metinvest B.V. (B/NR)(b)
	301,000	7.750	(a)	04/23/23	317,141
	200,000	7.750		04/23/23	210,725
	500,000	8.500		04/23/26	556,031
	Minejesa Capital B.V. (NR/Baa3)
	1,070,000	4.625		08/10/30	1,100,345
	MV24 Capital B.V. (BB/NR)(a)
	1,204,563	6.748		06/01/34	1,275,557
	NE Property B.V. (BBB/NR)(b)
EUR	2,440,000	3.375		07/14/27	3,172,605
	Prosus NV (BBB-/Baa3)(b)
	$2,620,000	3.680	(a)	01/21/30	2,707,279
	480,000	3.680		01/21/30	495,990
	850,000	4.027	(a)	08/03/50	792,625

					16,147,942

Pakistan – 0.6%
	The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,129,148

Corporate Obligations – (continued)
Pakistan – (continued)
	The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,321,225

					7,450,373

Panama(a) – 0.8%
	Aeropuerto Internacional de Tocumen SA (BBB/Baa2)(b)
	1,430,000	4.000		08/11/41	1,454,399
	3,960,000	5.125		08/11/61	4,153,793
	Autoridad del Canal de Panama (A-/A2)
	380,000	4.950		07/29/35	467,638
	Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(b)
	2,430,000	2.375		09/14/25	2,483,071
	Banco Nacional de Panama (BBB/Baa2)(b)
	1,490,000	2.500		08/11/30	1,422,391

					9,981,292

Peru – 0.6%
	ABY Transmision Sur SA (BBB/NR)(a)
	4,970,628	6.875		04/30/43	6,489,776
	Corp. Lindley SA (BBB+/NR)
	407,500	6.750	(a)	11/23/21	409,996
	890,000	6.750		11/23/21	895,451
	120,000	4.625	(a)	04/12/23	122,160

					7,917,383

Philippines(b)(h) – 0.0%
	SMC Global Power Holdings Corp. (NR/NR) (-1x 5 year CMT + 9.199%)
	310,000	7.000		12/31/99	323,911

Qatar(a)(b) – 1.0%
	Qatar Petroleum (AA-/Aa3)
	1,830,000	3.125		07/12/41	1,829,634
	11,300,000	3.300		07/12/51	11,375,427

					13,205,061

Singapore – 0.0%
	ABJA Investment Co Pte Ltd. (BB/NR)
	310,000	5.450		01/24/28	337,215
	Innovate Capital Pte Ltd. (NR/NR)(b)(d)
	683,408	6.000		12/11/24	175,287

					512,502

South Africa – 0.2%
	Eskom Holdings SOC Ltd. (CCC+/Caa2)
	520,000	6.750		08/06/23	534,235
	2,170,000	7.125		02/11/25	2,253,816

					2,788,051

Thailand(a)(b) – 0.5%
	Bangkok Bank PCL/Hong Kong (NR/Baa3)(h) (5 year CMT + 2.150%)
	390,000	3.466		09/23/36	386,334
	GC Treasury Center Co. Ltd. (NR/NR)
	450,000	4.300		03/18/51	487,490
	GC Treasury Center Co. Ltd. (BBB/Baa2)
	1,740,000	2.980		03/18/31	1,759,357

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Thailand(a)(b) – (continued)
	PTT Treasury Center Co. Ltd. (BBB/Baa1)
	$2,850,000	3.700%		07/16/70	$2,823,210
	PTTEP Treasury Center Co. Ltd. (NR/Baa1)
	1,040,000	2.993		01/15/30	1,078,545

					6,534,936

Turkey – 1.2%
	Akbank T.A.S. (NR/B2)
	570,000	6.800		02/06/26	593,263
	Akbank T.A.S. (NR/Caa2)(b)(h) (5 Year USD Swap + 4.029%)
	564,000	6.797		04/27/28	565,692
	Hazine Mustesarligi Varlik Kiralama AS (NR/B2)(a)
	2,130,000	5.125		06/22/26	2,130,000
	TC Ziraat Bankasi A/S (NR/B2)
	500,000	5.125		05/03/22	506,656
	Turkiye Vakiflar Bankasi TAO (NR/B2)
	1,090,000	8.125	(a)	03/28/24	1,170,592
	860,000	8.125		03/28/24	923,586
	880,000	5.250	(a)	02/05/25	863,390
	900,000	5.250		02/05/25	883,013
	750,000	6.500	(a)	01/08/26	765,000
	Yapi ve Kredi Bankasi A/S (NR/B2)
	1,820,000	6.100		03/16/23	1,872,097
	200,000	5.850		06/21/24	204,413
	Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(h) (5 Year USD Swap + 11.245%)
	3,930,000	13.875		12/31/99	4,480,200

					14,957,902

United Arab Emirates – 2.5%
	Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
	7,490,000	4.600		11/02/47	8,838,200
	DP World Crescent Ltd. (NR/Baa3)
	840,000	4.848		09/26/28	956,550
	1,390,000	3.875		07/18/29	1,496,683
	1,500,000	3.750	(b)	01/30/30	1,601,250
	DP World PLC (NR/Baa3)
	1,070,000	5.625		09/25/48	1,317,438
	290,000	6.850	(a)	07/02/37	384,667
	DP World Salaam (NR/Ba2)(b)(h) (5 Year CMT + 5.750%)
	6,350,000	6.000		12/31/99	6,961,187
	Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)(a)
	510,000	2.160		03/31/34	499,800
	580,000	2.625		03/31/36	569,850
	500,000	2.940		09/30/40	498,430
	NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(h) (6 Year USD Swap + 2.832%)
	2,480,000	4.500		12/31/99	2,555,640
	Sharjah Sukuk Program Ltd. (BBB-/Baa3)
	1,370,000	4.226		03/14/28	1,474,291
	4,900,000	3.234		10/23/29	4,940,731

					32,094,717

United Kingdom – 0.7%
	Gazprom PJSC via Gaz Finance PLC (BB/NR)(a)(b)(h) (5 Year CMT + 4.264%)
	3,860,000	4.599		10/15/99	4,015,124

Corporate Obligations – (continued)
United Kingdom – (continued)
	Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
	1,380,000	3.250		02/25/30	1,372,496
	Vedanta Resources Finance II PLC (B-/NR)(a)(b)
	770,000	8.950		03/11/25	768,075
	Vedanta Resources Finance II PLC (B-/B3)(b)
	520,000	9.250		04/23/26	493,350
	Vedanta Resources Ltd. (B-/B3)
	410,000	7.125		05/31/23	392,267
	1,820,000	6.125	(b)	08/09/24	1,625,260

					8,666,572

United States – 0.6%
	Brazil Loan Trust 1 (BB-/NR)(a)(i)
	3,313,139	5.477		07/24/23	3,420,816
	Sasol Financing USA LLC (BB/Ba2)(b)
	4,800,000	5.875		03/27/24	5,037,900

					8,458,716

Uzbekistan – 0.0%
	National Bank of Uzbekistan (BB-/NR)
	600,000	4.850		10/21/25	617,738

Venezuela(f) – 0.7%
	Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000		10/28/22	4,837,350
	41,690,000	6.000		05/16/24	2,292,950
	3,387,934	6.000		11/15/26	186,336
	19,170,000	5.375		04/12/27	1,054,350
	Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.5		04/12/37	119,900

					8,490,886

	TOTAL CORPORATE OBLIGATIONS
	(Cost $372,369,356)				$324,486,794

Structured Notes(a)(e) – 1.5%
United Kingdom – 0.3%
	Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)
EGP	74,375,000	0.000%		12/23/21	$4,605,762

United States – 1.2%
	Republic of Egypt (Issuer Citigroup Global Markets) (NR/NR)
	112,000,000	0.000		05/26/22	6,583,420
	Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	60,650,000	0.000		04/14/22	3,613,613
	Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
EGP	82,025,000	0.000		03/03/22	4,956,616

					15,153,649

	TOTAL STRUCTURED NOTES
	(Cost $19,779,801)				$19,759,411

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Shares	Dividend Rate	Value

Investment Company(k) – 2.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
28,263,019	0.026%	$28,263,019
(Cost $28,263,019)

TOTAL INVESTMENTS – 93.3%
(Cost $1,274,547,964)		$1,209,883,904

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.7%		86,733,981

NET ASSETS – 100.0%		$1,296,617,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,278,219, which represents approximately 0.8% of the Fund’s net assets as of September 30, 2021.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(k)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LLC	—Limited Liability Company
MTN	—Medium Term Note
NR	—Not Rated
PLC	—Public Limited Company
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	CAD	10,087,428	EUR	6,776,251	12/15/21	$101,923
	CHF	1,239,529	EUR	1,139,173	12/15/21	10,972
	CNH	113,362,403	USD	17,436,685	12/15/21	37,962
	EUR	1,136,434	HUF	404,275,049	12/15/21	19,029
	EUR	1,137,407	PLN	5,241,568	12/15/21	2,133
	EUR	2,254,508	SEK	22,866,576	12/15/21	1,770
	GBP	1,123,831	EUR	1,302,992	10/14/21	4,535
	IDR	38,578,863,822	USD	2,649,465	11/16/21	30,128
	NOK	58,302,563	EUR	5,673,574	12/15/21	82,273
	RUB	177,504,022	USD	2,338,596	10/01/21	99,576
	RUB	479,815,743	USD	6,414,649	11/15/21	129,786
	RUB	292,985,234	USD	3,983,152	11/17/21	11,555
	USD	2,613,368	AUD	3,558,169	12/15/21	40,005
	USD	1,341,866	BRL	7,137,813	10/04/21	32,184
	USD	10,414,022	CAD	13,141,298	12/15/21	38,750
	USD	16,086,326	CHF	14,781,202	12/15/21	193,851
	USD	4,556,460	CLP	3,609,447,454	11/12/21	123,121
	USD	7,547,469	EUR	6,370,057	10/07/21	167,643
	USD	6,200,659	EUR	5,236,158	10/12/21	133,901
	USD	6,053,484	EUR	5,120,525	10/13/21	120,590
	USD	6,727,881	EUR	5,676,579	10/18/21	150,092
	USD	229,334,389	EUR	193,816,153	11/24/21	4,587,263
	USD	15,046,174	EUR	12,784,078	12/15/21	213,214
	USD	6,480,500	GBP	4,685,828	10/18/21	166,676
	USD	8,264,890	GBP	6,006,932	12/15/21	169,944
	USD	2,626,896	IDR	37,653,544,750	11/16/21	11,574
	USD	1,669,733	ILS	5,348,834	12/15/21	9,404
	USD	5,375,101	INR	398,757,043	12/07/21	44,914
	USD	8,264,322	JPY	910,264,533	12/15/21	79,508
	USD	8,908,164	KRW	10,416,609,539	11/15/21	119,222
	USD	9,863,348	MXN	197,851,345	10/29/21	320,575
	USD	2,645,160	MXN	53,584,472	12/15/21	77,834
	USD	6,422,776	NOK	55,787,594	12/15/21	45,146
	USD	6,696,495	NZD	9,489,848	12/15/21	149,197
	USD	13,677,031	PLN	53,689,621	11/16/21	179,794
	USD	2,441,948	RUB	177,504,022	10/01/21	3,776
	USD	1,307,103	RUB	95,675,988	11/15/21	2,132
	USD	1,475,219	THB	48,282,393	12/15/21	48,825
	USD	7,480,910	TRY	67,290,029	12/15/21	211,577
	USD	5,367,000	TRY	51,788,867	06/14/22	271,760
	USD	5,307,531	TWD	146,779,849	10/12/21	28,216
	USD	2,642,080	TWD	73,286,003	10/18/21	5,344
	USD	11,162,711	ZAR	161,100,054	12/15/21	577,627
	ZAR	19,875,955	USD	1,302,658	12/15/21	3,292

TOTAL						$8,858,593

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	AUD	3,618,795	NZD	3,794,379	12/15/21	$(635)
	AUD	10,848,467	USD	7,998,217	12/15/21	(152,315)
	BRL	6,987,859	USD	1,320,707	10/04/21	(38,539)
	CAD	3,352,317	USD	2,651,633	12/15/21	(4,922)
	CLP	2,123,775,609	USD	2,688,807	11/12/21	(80,259)
	CNH	8,732,712	USD	1,347,086	12/15/21	(951)
	CZK	109,863,083	USD	5,108,142	12/15/21	(98,231)
	EUR	3,408,711	AUD	5,496,695	12/15/21	(20,338)
	EUR	2,274,504	CHF	2,461,104	12/15/21	(7,100)
	EUR	1,134,036	CZK	28,961,023	12/15/21	(4,877)
	EUR	1,302,992	GBP	1,123,811	10/14/21	(4,507)
	EUR	2,268,662	USD	2,685,311	10/07/21	(57,025)
	EUR	1,137,987	USD	1,345,119	10/13/21	(26,591)
	EUR	1,517,444	USD	1,771,700	11/24/21	(12,089)
	EUR	69,663,842	USD	82,680,195	12/15/21	(1,851,458)
	GBP	4,818,924	EUR	5,642,548	12/15/21	(52,882)
	HUF	800,748,078	EUR	2,251,744	12/15/21	(38,627)
	HUF	352,385,142	USD	1,187,018	12/15/21	(54,278)
	INR	898,377,594	USD	12,151,990	12/07/21	(143,372)
	JPY	293,487,390	EUR	2,276,367	12/15/21	(2,249)
	JPY	1,466,709,172	USD	13,366,973	12/15/21	(178,782)
	KRW	7,790,726,136	USD	6,618,111	11/15/21	(44,740)
	MXN	207,071,348	USD	10,244,667	12/15/21	(323,513)
	NOK	11,282,808	EUR	1,120,832	12/15/21	(10,617)
	NOK	11,950,020	USD	1,383,288	12/15/21	(17,164)
	NZD	2,033,969	USD	1,409,909	11/24/21	(6,313)
	NZD	4,322,196	USD	3,067,380	12/15/21	(85,382)
	PLN	5,141,385	EUR	1,118,726	12/15/21	(5,640)
	PLN	70,712,842	USD	18,507,364	12/15/21	(732,391)
	RUB	177,504,021	USD	2,441,949	10/01/21	(3,776)
	RUB	96,169,049	USD	1,313,525	11/17/21	(2,308)
	TRY	47,497,950	USD	5,367,000	12/14/21	(232,904)
	TRY	7,154,724	USD	794,466	12/15/21	(21,542)
	TWD	213,352,442	USD	7,707,541	10/12/21	(33,773)
	TWD	74,202,023	USD	2,685,074	10/18/21	(15,381)
	USD	9,054,262	CNH	58,944,705	12/15/21	(31,977)
	USD	2,616,861	JPY	291,248,294	12/15/21	(1,952)
	USD	2,345,075	RUB	177,504,021	10/01/21	(93,098)
	USD	1,344,282	RUB	100,454,856	11/15/21	(25,869)
	USD	1,350,120	RUB	101,475,681	11/17/21	(33,451)
	USD	2,599,779	SGD	3,536,349	12/15/21	(4,255)
	USD	2,599,134	THB	88,146,399	12/15/21	(4,953)
	USD	2,664,157	TWD	74,130,172	10/12/21	(2,125)
	ZAR	70,917,681	USD	4,741,132	11/08/21	(56,719)
	ZAR	58,692,041	USD	3,991,633	12/15/21	(135,270)

TOTAL						$(4,755,140)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	227	12/21/21	$43,371,187	$(1,540,279)
Ultra 10 Year U.S. Treasury Notes	153	12/21/21	22,223,250	(332,509)
2 Year U.S. Treasury Notes	433	12/31/21	95,283,680	(58,738)
5 Year U.S. Treasury Notes	919	12/31/21	112,800,071	(364,256)
10 Year U.S. Treasury Notes	234	12/21/21	30,796,594	1,888
20 Year U.S. Treasury Bonds	223	12/21/21	35,505,781	(718,335)

TOTAL FUTURES CONTRACTS				$(3,012,229)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(d)	3M WIBOR(e)	12/16/21	PLN	243,090	$(116,156)	$(2,700)	$(113,456)
1M BID Avg(d)	4.12%(d)	01/03/22	BRL	72,125	142,029	81,850	60,179
1M BID Avg(d)	3.390(e)	01/03/22	BRL	173,620	(340,594)	—	(340,594)
5.800(d)	1M BID Avg(d)	01/02/23	BRL	130,700	618,197	95,040	523,157
1M BID Avg(f)	4.230(f)	01/02/23		50,105	(389,783)	(488,357)	98,574
1M BID Avg(d)	7.200(d)	01/02/23	BRL	141,640	(440,693)	10,839	(451,532)
3M CNY(e)	2.500(e)	09/15/23	CNY	1,281,450	760,484	494,626	265,858
1.250(e)	3M KWCDC(e)	09/15/23	KRW	67,674,340	342,590	119,319	223,271
6.200(f)	Mexico IB TIIE 28D(f)	12/13/23	MXN	709,300	289,390	(16,581)	305,971
6M EURO(b)	(0.500)(c)	12/15/23	EUR	28,360	(64,250)	(29,054)	(35,196)
1.500(e)	3M KWCDC(e)	12/15/23	KRW	42,957,900	114,096	16,941	97,155
9.200(d)	1M BID Avg(d)	01/02/24	BRL	28,217	44,624	(122,687)	167,311
1M BID Avg(d)	4.930(d)	01/02/24		34,105	(410,188)	(7,052)	(403,136)
1.500(e)	3M KWCDC(e)	03/16/24	KRW	110,048,560	441,152	254,517	186,635
(0.250)(c)	6M EURO(b)	12/15/24	EUR	18,250	(45,157)	(104,171)	59,014
6.320(d)	1M BID Avg(d)	01/02/25	BRL	112,253	1,571,634	(248,396)	1,820,030
6M WIBOR(b)	0.750(c)	12/16/25	PLN	48,880	(446,189)	(8,737)	(437,452)
3M CNY(e)	2.750(e)	09/15/26	CNY	134,860	247,924	136,987	110,937
6.700(f)	Mexico IB TIIE 28D(f)	12/09/26	MXN	449,315	464,261	4,502	459,759
1.700(c)	6M WIBOR(b)	12/15/26	PLN	16,375	54,461	3,120	51,341
(0.250)(c)	6M EURO(b)	12/15/26	EUR	44,180	233,367	(106,423)	339,790
8.495(d)	1M BID Avg(d)	01/04/27	BRL	84,900	781,594	(134,938)	916,532
9.900(d)	1M BID Avg(d)	01/04/27		31,520	88,713	(168,217)	256,930
0.000(c)	6M EURO(b)	12/15/28	EUR	22,900	(22,404)	(306,982)	284,578
0.000(c)	6M EURO(b)	12/15/31		39,670	879,167	83,883	795,284
0.250(c)	6M EURO(b)	12/15/36		10,530	314,069	56,866	257,203
0.500(c)	6M EURO(b)	12/15/41		3,080	11,244	(105,815)	117,059
0.250(c)	6M EURO(b)	12/15/51		770	62,637	23,641	38,996

TOTAL					$5,186,219	$(467,979)	$5,654,198

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(b)	Payments made semi-annually.
(c)	Payments made annually.
(d)	Payments made at maturity.
(e)	Payments made quarterly.
(f)	Payments made monthly.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.090%	Deutsche Bank AG (London)	12/20/21	$15,570	$(36,636)	$2,541	$(39,177)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.102	JPMorgan Securities, Inc.	06/20/22	2,820	(19,329)	(4,432)	(14,897)

Protection Sold:
Ukraine Government, 7.375%, 09/25/32	5.000	4.045	Barclays Bank PLC	06/20/25	520	17,739	(17,629)	35,368
Ukraine Government, 7.375%, 09/25/32	5.000	3.542	Deutsche Bank AG (London)	12/20/23	3,820	125,019	(149,030)	274,049

TOTAL						$86,793	$(168,550)	$255,343

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000%	20.976%	12/20/25	$560	$(235,005)	$(99,839)	$(135,166)
CDX.NA.EM Index 36	1.000	1.808	12/20/26	20,740	(819,238)	(721,823)	(97,415)
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	1.417	12/20/24	13,220	(170,840)	(85,572)	(85,268)
ITX.NA.AG Index 36	1.000	0.847	12/20/26	32,860	262,605	122,729	139,876
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.240	06/20/24	17,110	361,832	45,711	316,121
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.399	12/20/25	2,310	59,123	75	59,048
Republic of Abu Dhabi, 3.125%, 08/03/26	1.000	0.253	12/20/24	4,140	101,379	73,069	28,310
Republic of Chile, 3.875%, 08/05/20	1.000	0.525	06/20/24	2,020	26,827	33,638	(6,811)
Republic of Chile, 3.875%, 08/05/20	1.000	0.567	12/20/24	12,630	179,925	205,120	(25,195)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.063	06/20/24	2,190	(3,075)	(761)	(2,314)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.643	12/20/25	22,960	348,767	101,892	246,875
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.819	12/20/26	2,620	24,884	33,633	(8,749)
Republic of Panama, 8.875%, 09/30/27	1.000	0.727	12/20/25	1,000	11,690	3,327	8,363
Republic of Peru, 8.750%, 11/21/33	1.000	0.663	12/20/24	4,420	49,318	6,612	42,706

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold: (continued)
Republic of South Africa, 5.875%, 03/16/22	1.000%	2.105%	12/20/26	$3,480	$(189,806)	$(167,116)	$(22,690)
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.219	12/20/23	9,460	168,349	5,962	162,387
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.334	12/20/24	2,270	49,512	(13,634)	63,146
Republic of Turkey, 11.875%, 01/15/22	1.000	4.259	12/20/26	3,395	(507,436)	(448,947)	(58,489)
Russian Federation, 7.500%, 03/31/30	1.000	0.560	12/20/24	15,010	217,513	(450,525)	668,038
Russian Federation, 7.500%, 03/31/30	1.000	0.640	06/20/25	630	8,598	(2,162)	10,760
Russian Federation, 7.500%, 03/31/30	1.000	0.880	12/20/26	6,690	42,970	45,968	(2,998)
State of Qatar, 9.750%, 06/15/30	1.000	0.214	06/20/24	5,830	127,510	67,400	60,110
State of Qatar, 9.750%, 06/15/30	1.000	0.249	12/20/24	13,450	331,387	(137,600)	468,987
United Mexican States, 4.150%, 03/28/27	1.000	1.013	12/20/26	20,110	(7,210)	48,978	(56,188)

TOTAL					$439,579	$(1,333,865)	$1,773,444

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call EUR/Put GBP	HSBC Bank PLC	$0.867	10/12/2021	4,471,000	$4,471,000	$6,981	$12,017	$(5,036)
Call EUR/Put USD	MS & Co. Int. PLC	1.195	10/05/2021	18,077,000	18,077,000	21	65,081	(65,060)
Call EUR/Put USD	HSBC Bank PLC	1.194	10/08/2021	18,099,000	18,099,000	21	61,925	(61,904)
Call EUR/Put USD	BNP Paribas SA	1.193	10/11/2021	18,159,000	18,159,000	42	61,420	(61,378)
Call EUR/Put USD	MS & Co. Int. PLC	1.193	10/14/2021	18,197,000	18,197,000	211	63,653	(63,442)
Call GBP/Put USD	CS International (London)	1.395	10/14/2021	15,537,000	15,537,000	503	73,005	(72,502)

Total purchased option contracts				92,540,000	$92,540,000	$7,779	$337,101	$(329,322)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Call EUR/Put USD	BNP Paribas SA	$1.183	10/11/2021	(4,540,000)	$(4,540,000)	$(179)	$(32,967)	$32,788
Call GBP/Put USD	CS International (London)	1.383	10/14/2021	(3,884,000)	(3,884,000)	(832)	(37,558)	36,726
Call EUR/Put USD	HSBC Bank PLC	1.184	10/08/2021	(4,525,000)	(4,525,000)	(78)	(32,381)	32,303
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/05/2021	(4,519,000)	(4,519,000)	(5)	(33,810)	33,805
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/14/2021	(4,549,000)	(4,549,000)	(327)	(30,125)	29,798

				(22,017,000)	$(22,017,000)	$(1,421)	$(166,841)	$165,420
Puts
Put EUR/Call USD	BNP Paribas SA	1.183	10/11/2021	(4,540,000)	$(4,540,000)	$(109,312)	$(34,363)	$(74,949)
Put GBP/Call USD	CS International (London)	1.383	10/14/2021	(3,884,000)	(3,884,000)	(137,176)	(35,617)	(101,559)
Put EUR/Call USD	HSBC Bank PLC	1.184	10/08/2021	(4,525,000)	(4,525,000)	(115,733)	(31,526)	(84,207)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/05/2021	(4,519,000)	(4,519,000)	(120,500)	(33,810)	(86,690)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/14/2021	(4,549,000)	(4,549,000)	(120,552)	(30,125)	(90,427)
				(22,017,000)	$(22,017,000)	$(603,273)	$(165,441)	$(437,832)

Total written option contracts				(44,034,000)	$(44,034,000)	$(604,694)	$(332,282)	$(272,412)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
CS International (London)	—Credit Suisse International (London)
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 5.0%
Aerospace & Defense(b) – 0.2%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
$4,440,570	6.750%	03/19/26	$4,451,671

Airlines(b) – 0.3%
Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
1,700,000	4.250	08/11/28	1,705,661
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
5,378,486	4.500	04/21/28	5,411,510

			7,117,171

Building Materials(b) – 0.4%
Cornerstone Building Brands, Inc. (B+/B1) (1M LIBOR + 3.250%)
3,233,750	3.750	04/12/28	3,222,982
Quikrete Holdings, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
5,438,926	2.584	02/01/27	5,390,193

			8,613,175

Chemicals(b) – 0.4%
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
2,113,974	3.587	03/16/25	2,104,736
Polar US Borrower LLC (B-/B3) (3M LIBOR + 3.750%)
3,000,927	4.853	10/15/25	2,993,425
Starfruit Finco B.V. (B+/B2) (1M LIBOR + 2.750%)
1,834,019	2.832	10/01/25	1,820,722
Trident TPI Holdings, Inc. (B-/B2) (3M LIBOR + 4.000%)
1,598,292	4.500	09/15/28	1,599,954

			8,518,837

Commercial Services – 0.4%
APX Group, Inc. (B/B1)(c) (1M LIBOR + 3.500%)
1,200,000	0.000	07/10/28	1,195,872
KKR Apple Bidco LLC (NR/NR)(c)
4,400,000	0.000	09/22/28	4,393,708
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3)(b) (-1X 3M LIBOR + 8.750%)
2,325,125	3.500	02/28/25	2,409,829

			7,999,409

Consumer Cyclical Services(b) – 0.2%
Prime Security Services Borrower LLC (BB-/Ba3) (6M LIBOR + 2.750%)
1,704,645	3.500	09/23/26	1,702,122
The Hertz Corp. (B+/B2) (1M LIBOR + 3.500%)
1,804,539	4.000	06/30/28	1,804,828
The Hertz Corp. (BB-/B2) (1M LIBOR + 3.500%)
340,939	4.000	06/30/28	340,993

			3,847,943

Electrical(b) – 0.2%
Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 3.000%)
3,366,477	3.500	06/23/25	3,306,520

Environmental(b) – 0.1%
GFL Environmental, Inc. (BB-/Ba3) (3M LIBOR + 3.000%)
2,169,535	3.500	05/30/25	2,172,247

Bank Loans(a) – (continued)
Health Care – Pharmaceuticals(c) – 0.1%
Jazz Financing Lux S.a.r.l. (BB-/Ba2)
2,150,000	0.000	05/05/28	2,152,430

Healthcare Providers & Services(b) – 0.3%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
7,103,293	3.835	11/16/25	7,090,009

Machinery-Diversified(b) – 0.2%
Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
3,368,986	3.167	03/28/25	3,305,447
Vertical Midco GmbH (B+/WR) (6M LIBOR + 3.500%)
2,144,625	4.404	07/30/27	2,147,606

			5,453,053

Media – 0.3%
DirecTV Financing LLC (BB/Ba3)(b) (1M LIBOR + 5.000%)
3,325,000	5.750	07/22/27	3,326,031
iHeartCommunications, Inc. (B+/B1)(c) (1M LIBOR + 3.000%)
3,375,000	0.000	05/01/26	3,348,979

			6,675,010

Packaging(b) – 0.1%
Charter NEX US, Inc. (B/B2) (1M LIBOR + 3.750%)
1,911,358	4.500	12/01/27	1,914,645

Pharmaceuticals(b) – 0.2%
Endo Luxembourg Finance Co. I S.a.r.l. (B-/B3) (3M LIBOR + 5.000%)
3,333,250	6.000	03/27/28	3,253,619
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
2,194,472	4.750	10/01/27	2,197,676

			5,451,295

Restaurants(b) – 0.1%
IRB Holding Corp. (B/B2) (3M LIBOR + 2.750%)
3,233,247	3.750	02/05/25	3,227,525

Retailing(b) – 0.2%
Rough Country LLC (NR/NR) (3M LIBOR + 3.500%)
2,550,000	4.250	07/26/28	2,543,625
Staples, Inc. (B/B2) (3M LIBOR + 5.000%)
2,443,750	5.126	04/16/26	2,326,010

			4,869,635

Technology – Hardware(c) – 0.1%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M LIBOR + 2.500%)
1,756,794	0.000	07/03/28	1,762,398
(3M LIBOR + 2.500%)
437,706	0.000	07/03/28	439,102

			2,201,500

Technology – Software/Services(b) – 1.0%
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.250%)
2,144,612	4.377	02/11/26	2,148,901
Banff Merger Sub, Inc. (B-/B2) (3M LIBOR + 3.750%)
1,623,203	3.882	10/02/25	1,613,399
Camelot U.S. Acquisition 1 Co. (B/B1) (1M LIBOR + 3.000%)
3,507,152	3.084	10/30/26	3,496,911

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services(b) – (continued)
	CentralSquare Technologies LLC (B-/Caa1) (3M LIBOR + 3.750%)
	$3,169,497	3.882%		08/29/25	$2,933,782
	Mitchell International, Inc. (B-/WR) (1M LIBOR + 3.250%)
	2,060,338	3.334		11/29/24	2,056,485
	(1M LIBOR + 4.250%)
	1,782,000	4.750		11/29/24	1,781,251
	Peraton Corp. (B+/B1) (1M LIBOR + 3.750%)
	2,288,749	4.500		02/01/28	2,289,116
	The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
	2,888,547	3.336		02/06/26	2,884,936
	The Ultimate Software Group, Inc. (B-/B1) (3M LIBOR + 3.250%)
	2,114,348	4.000		05/04/26	2,117,160

					21,321,941

Telecommunication Services(b) – 0.2%
	Altice France SA (B/B2) (3M LIBOR + 3.688%)
	1,945,339	3.814		01/31/26	1,927,344
	LogMeIn, Inc. (B-/B2) (1M LIBOR + 4.750%)
	3,208,835	4.833		08/31/27	3,206,332

					5,133,676

	TOTAL BANK LOANS
	(Cost $111,306,899)				$111,517,692

Corporate Obligations – 89.9%
Advertising – 0.4%
	Lamar Media Corp. (BB/Ba3)
	$1,439,000	3.625%		01/15/31	$1,435,402
	Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(d)
	1,073,000	6.250		06/15/25	1,134,698
	1,609,000	4.250		01/15/29	1,592,910
	2,829,000	4.625		03/15/30	2,832,536
	Terrier Media Buyer, Inc. (CCC+/Caa1)(d)
	888,000	8.875		12/15/27	939,060

					7,934,606

Aerospace & Defense – 2.1%
	Howmet Aerospace, Inc. (BB+/Ba2)
	39,000	6.875		05/01/25	45,630
	3,040,000	3.000		01/15/29	3,059,000
	Moog, Inc. (BB/Ba3)(d)
	3,004,000	4.250		12/15/27	3,094,120
	Spirit AeroSystems, Inc. (B/B2)(d)
	2,754,000	7.500		04/15/25	2,915,797
	Spirit AeroSystems, Inc. (BB-/Ba2)(d)
	1,014,000	5.500		01/15/25	1,072,305
	Spirit AeroSystems, Inc. (CCC+/Caa1)
	925,000	4.600		06/15/28	918,063
	TransDigm UK Holdings PLC (B-/B3)
	220,000	6.875		05/15/26	231,275
	TransDigm, Inc. (NR/B3)
	3,570,000	4.625		01/15/29	3,552,150

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
	TransDigm, Inc. (NR/B3) – (continued)
	7,173,000	4.875		05/01/29	7,173,000
	TransDigm, Inc. (B+/Ba3)(d)
	1,290,000	8.000		12/15/25	1,372,238
	TransDigm, Inc. (B-/B3)
	3,492,000	6.375		06/15/26	3,609,855
	1,200,000	7.500		03/15/27	1,260,000
	8,988,000	5.500		11/15/27	9,257,640
	Triumph Group, Inc. (B/B1)(d)
	730,000	8.875		06/01/24	801,175
	Triumph Group, Inc. (CCC-/Caa1)(d)
	3,886,000	6.250		09/15/24	3,886,000
	Triumph Group, Inc. (CCC-/Caa3)(e)
	4,727,000	7.750		08/15/25	4,667,912

					46,916,160

Airlines – 0.8%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)(d)
	730,000	5.500		04/20/26	767,413
	Delta Air Lines, Inc. (B+/Baa3)
	3,511,000	2.900		10/28/24	3,589,997
	5,546,000	7.375		01/15/26	6,544,280
	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(d)
	4,532,223	5.750		01/20/26	4,747,504
	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (NR/Ba2)(d)
	1,375,000	8.000		09/20/25	1,540,000

					17,189,194

Automotive – 4.8%
	Adient Global Holdings Ltd. (B/B3)(d)
	2,951,000	4.875		08/15/26	3,010,020
	Allison Transmission, Inc. (NR/Ba2)(d)
	1,709,000	3.750		01/30/31	1,662,003
	American Axle & Manufacturing, Inc. (B+/B2)
	224,000	6.250		03/15/26	230,440
	224,000	6.500	(e)	04/01/27	233,520
	1,731,000	6.875	(e)	07/01/28	1,839,188
	3,110,000	5.000	(e)	10/01/29	3,032,250
	Clarios Global LP/Clarios US Finance Co. (B/B1)
EUR	836,000	4.375		05/15/26	1,001,063
	Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(d)
	$7,998,000	8.500		05/15/27	8,507,872
	Dana Financing Luxembourg S.a.r.l. (BB/B2)(d)
	2,380,000	5.750		04/15/25	2,454,375
EUR	1,175,000	3.000		07/15/29	1,393,672
	Dana, Inc. (BB/B2)
	$4,243,000	5.375		11/15/27	4,476,365
	1,205,000	4.250		09/01/30	1,244,163
	Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)
	4,509,000	8.000		02/01/28	4,700,632
	Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(d)
	2,475,000	6.625		10/15/29	2,478,094
	Ford Motor Co. (BB+/Ba2)
	4,704,000	9.000		04/22/25	5,656,809
	3,115,000	0.000	(d)(f)	03/15/26	3,358,359
	7,341,000	4.750		01/15/43	7,717,659

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
	Ford Motor Credit Co. LLC (BB+/Ba2)
	$4,000,000	4.140%		02/15/23	$4,100,104
	3,091,000	4.375		08/06/23	3,218,386
	1,837,000	3.810		01/09/24	1,898,892
	1,350,000	4.687		06/09/25	1,449,847
	3,020,000	3.375		11/13/25	3,113,717
	4,975,000	3.815		11/02/27	5,156,538
	2,010,000	2.900		02/16/28	2,006,790
	2,380,000	4.000		11/13/30	2,479,720
	6,357,000	3.625		06/17/31	6,421,002
	IHO Verwaltungs GmbH (BB-/Ba2)(d)(g) (PIK 5.500%, Cash 4.750%)
	2,695,000	4.750		09/15/26	2,748,900
	(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	931,500
	(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375		05/15/29	3,216,338
	Mclaren Finance PLC (CCC+/Caa1)(d)
	395,000	7.500		08/01/26	397,963
	Tenneco, Inc. (B+/Ba3)(d)
	3,755,000	5.125		04/15/29	3,820,713
	The Goodyear Tire & Rubber Co. (BB-/B2)
	3,830,000	9.500		05/31/25	4,203,425
	2,371,000	5.000	(d)	07/15/29	2,513,260
	2,371,000	5.250	(d)	07/15/31	2,525,115
	Wheel Pros, Inc. (CCC/Caa2)(d)
	4,380,000	6.500		05/15/29	4,248,600

					107,447,294

Banks – 2.2%
	Barclays PLC (B+/Ba2)(b) (5 Year CMT + 5.672%)
	6,125,000	8.000		12/31/99	6,928,906
	Citigroup, Inc. (BB+/Ba1)(b) (3M USD LIBOR + 3.423%)
	5,974,000	6.300		12/29/49	6,414,582
	(5 Year CMT + 3.597%)
	931,000	4.000		12/31/99	961,258
	Credit Suisse Group AG (BB/NR)(b) (5 Year USD Swap + 3.455%)
	1,129,000	6.250		12/29/49	1,216,497
	Credit Suisse Group AG (BB-/Ba2u)(b)(d) (5 Year CMT + 3.554%)
	900,000	4.500		12/31/99	886,127
	(5 Year CMT + 4.889%)
	1,075,000	5.250		12/31/99	1,124,719
	Deutsche Bank AG (BB+/Ba1)(b) (5 Year USD ICE Swap + 2.553%)
	3,935,000	4.875		12/01/32	4,291,110
	(SOFR + 2.757%)
	2,225,000	3.729		01/14/32	2,296,665
	Deutsche Bank AG (BB-/Ba3)(b) (5 Year CMT + 4.524%)
	1,800,000	6.000		12/31/99	1,901,340
	Freedom Mortgage Corp. (B/B2)(d)
	4,706,000	7.625		05/01/26	4,800,120
	2,820,000	6.625		01/15/27	2,745,975
	Intesa Sanpaolo SpA (BB+/Ba1)(d)
	2,350,000	5.017		06/26/24	2,538,369
	3,120,000	5.710		01/15/26	3,492,862

Corporate Obligations – (continued)
Banks – (continued)
	Natwest Group PLC (BB-/Ba1)(b)(e) (3M USD LIBOR + 2.320%)
	2,200,000	2.452		12/31/99	2,194,500
	Standard Chartered PLC (BB-/Ba1)(b)(d)(e) (5 Year CMT + 3.805%)
	2,610,000	4.750		12/31/99	2,636,100
	The Bank of New York Mellon Corp. (BBB/Baa1)(b) (5 Year CMT + 4.358%)
	1,190,000	4.700		12/31/99	1,306,596
	UniCredit SpA (BB+/Baa3)(b)(d) (5 Year CMT + 4.750%)
	3,415,000	5.459		06/30/35	3,767,838

					49,503,564

Beverages(d) – 0.2%
	Primo Water Holdings, Inc. (B/B1)
	3,300,000	4.375		04/30/29	3,283,500

Biotechnology(d) – 0.1%
	Grifols Escrow Issuer SA (B/B3)
	1,305,000	4.750		10/15/28	1,331,100
	HCRX Investments Holdco LP (NR/B2)
	870,000	4.500		08/01/29	876,525

					2,207,625

Building Materials(d) – 1.9%
	APi Group DE, Inc. (B/B1)
	3,318,000	4.125		07/15/29	3,251,640
	Builders FirstSource, Inc. (BB-/Ba3)
	1,790,000	5.000		03/01/30	1,915,300
	Builders FirstSource, Inc. (BBB-/Ba2)
	6,133,000	6.750		06/01/27	6,500,980
	CP Atlas Buyer, Inc. (CCC/Caa2)
	3,783,000	7.000		12/01/28	3,792,457
	JELD-WEN, Inc. (BB-/B2)
	3,638,000	4.625		12/15/25	3,678,928
	4,116,000	4.875		12/15/27	4,275,495
	Masonite International Corp. (BB+/Ba1)
	2,609,000	5.375		02/01/28	2,745,973
	1,241,000	3.500		02/15/30	1,228,590
	SRM Escrow Issuer LLC (B+/B1)
	6,599,000	6.000		11/01/28	6,978,442
	Standard Industries, Inc. (BB-/B1)
	2,946,000	4.375		07/15/30	3,004,537
	4,105,000	5.000		02/15/27	4,241,286

					41,613,628

Chemicals – 3.0%
	Ashland LLC (BB+/Ba1)(d)
	2,340,000	3.375		09/01/31	2,363,400
	Ashland Services B.V. (BB+/Ba1)(d)
EUR	825,000	2.000		01/30/28	985,211
	Axalta Coating Systems LLC (BB-/B1)(d)
	$4,775,000	3.375		02/15/29	4,643,687
	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(d)
	860,000	4.750		06/15/27	896,550
	Diamond BC BV (B/Caa1)(d)
	505,000	4.625		10/01/29	510,681

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
	Herens Holdco S.a.r.l. (B/B2)(d)
	$3,850,000	4.750%		05/15/28	$3,859,625
	Hexion, Inc. (B/B3)(d)
	1,656,000	7.875		07/15/27	1,767,780
	Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(d)
	1,060,000	9.000		07/01/28	1,168,650
	Ingevity Corp. (NR/Ba3)(d)
	2,068,000	4.500		02/01/26	2,091,265
	551,000	3.875		11/01/28	549,623
	Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)(d)
	1,244,000	4.250		12/15/25	1,299,980
	Methanex Corp. (BB/Ba1)
	2,560,000	5.250		12/15/29	2,771,200
	Minerals Technologies, Inc. (BB-/Ba3)(d)
	3,421,000	5.000		07/01/28	3,536,459
	OCI NV (BB+/Ba3)(d)
	1,350,000	5.250		11/01/24	1,387,125
	Olympus Water US Holding Corp. (NR/B2)(d)
EUR	750,000	3.875		10/01/28	868,841
	Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)(d)
	$3,240,000	6.750		05/15/26	3,244,050
	SPCM SA (BB+/Ba1)(d)
	2,050,000	3.375		03/15/30	2,039,750
	The Chemours Co. (BB-/B1)
	263,000	5.375	(e)	05/15/27	282,725
	2,565,000	5.750	(d)	11/15/28	2,680,425
	3,175,000	4.625	(d)	11/15/29	3,087,687
	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)(d)
	3,325,000	5.125		04/01/29	3,349,937
	Tronox, Inc. (B/B3)(d)
	5,297,000	4.625		03/15/29	5,257,272
	Tronox, Inc. (B+/Ba3)(d)
	2,048,000	6.500		05/01/25	2,147,840
	Unifrax Escrow Issuer Corp. (B-/B2)(d)
	1,040,000	5.250		09/30/28	1,053,000
	Unifrax Escrow Issuer Corp. (CCC+/Caa2)(d)
	2,191,000	7.500		09/30/29	2,240,298
	Valvoline, Inc. (BB-/Ba3)(d)
	1,946,000	3.625		06/15/31	1,926,540
	WR Grace Holdings LLC (NR/NR)(d)
	6,718,000	5.625		10/01/24	7,331,017
	WR Grace Holdings LLC (B/B1)(d)
	993,000	4.875		06/15/27	1,025,273
	WR Grace Holdings LLC (CCC+/B3)(d)
	2,235,000	5.625		08/15/29	2,307,638

					66,673,529

Commercial Services(d) – 3.0%
	Alarm.com Holdings, Inc. (NR/NR)(f)
	2,221,000	0.000		01/15/26	1,992,750
	Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
	6,520,000	9.750		07/15/27	7,082,350
	955,000	6.000		06/01/29	945,450

Corporate Obligations – (continued)
Commercial Services(d) – (continued)
	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
	4,100,000	4.625		06/01/28	4,078,059
	APX Group, Inc. (CCC/Caa1)
	2,830,000	5.750		07/15/29	2,780,475
	CoreLogic, Inc. (B/B1)
	3,341,000	4.500		05/01/28	3,303,414
	Garda World Security Corp. (CCC+/Caa2)
	3,000,000	6.000		06/01/29	2,898,750
	Gartner, Inc. (BB+/Ba3)
	2,202,000	3.625		06/15/29	2,235,030
	Graham Holdings Co. (BB/Ba1)
	3,268,000	5.750		06/01/26	3,406,890
	HealthEquity, Inc. (B/B3)
	811,000	4.500		10/01/29	824,179
	Modulaire Global Finance PLC (B-/B2)
	2,375,000	8.000		02/15/23	2,425,469
	MPH Acquisition Holdings LLC (B-/B3)(e)
	8,662,000	5.750		11/01/28	8,142,280
	Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
	1,025,000	4.500		07/15/29	996,812
	1,275,000	4.750		07/15/31	1,238,344
	Paysafe Finance PLC/Paysafe Holdings US Corp. (B+/B1)
	3,400,000	4.000		06/15/29	3,268,250
	Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)
	2,002,000	6.250		01/15/28	2,067,065
	Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
	1,853,000	5.250		04/15/24	1,971,129
	4,553,000	3.375		08/31/27	4,370,880
	Square, Inc. (BB/Ba2)
	646,000	2.750		06/01/26	654,075
	393,000	3.500		06/01/31	405,773
	Team Health Holdings, Inc. (CCC/Caa3)
	2,440,000	6.375		02/01/25	2,342,400
	The ADT Security Corp. (BB-/Ba3)
	2,026,000	4.125		08/01/29	2,008,272
	TriNet Group, Inc. (BB/Ba2)
	3,191,000	3.500		03/01/29	3,198,977
	Verisure Holding AB (B/B1)
EUR	650,000	3.250		02/15/27	757,084
	Verisure Midholding AB (CCC+/Caa1)
	725,000	5.250		02/15/29	861,765
	Verscend Escrow Corp. (CCC+/Caa2)
	$2,092,000	9.750		08/15/26	2,207,060

					66,462,982

Computers – 0.8%
	Booz Allen Hamilton, Inc. (BB-/Ba2)(d)
	626,000	4.000		07/01/29	642,433
	Crowdstrike Holdings, Inc. (BB/Ba3)
	4,771,000	3.000		02/15/29	4,759,072
	Dell International LLC/EMC Corp. (BBB/Ba2)(d)
	3,033,000	7.125		06/15/24	3,101,242

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
	KBR, Inc. (BB-/Ba3)(d)
	$2,613,000	4.750%		09/30/28	$2,658,728
	Presidio Holdings, Inc. (CCC+/Caa1)(d)
	1,302,000	8.250		02/01/28	1,399,650
	Science Applications International Corp. (BB-/B1)(d)
	2,354,000	4.875		04/01/28	2,442,275
	Seagate HDD Cayman (BB+/Ba1)(d)
	3,348,000	3.375		07/15/31	3,268,485

					18,271,885

Cosmetics/Personal Care – 0.2%
	Coty, Inc. (B-/Caa1)
EUR	2,750,000	4.000		04/15/23	3,203,651

Distribution & Wholesale(d) – 0.9%
	American Builders & Contractors Supply Co, Inc. (B+/B1)
	$6,829,000	3.875		11/15/29	6,777,782
	Avient Corp. (BB-/Ba3)
	2,139,000	5.750		05/15/25	2,253,971
	BCPE Empire Holdings, Inc. (CCC/Caa2)
	6,218,000	7.625		05/01/27	6,186,910
	Wolverine Escrow LLC (CCC+/Caa3)
	5,536,000	8.500	(e)	11/15/24	5,134,640
	293,000	9.000		11/15/26	268,828

					20,622,131

Diversified Financial Services – 5.0%
	AerCap Holdings NV (BB+/Ba2)(b) (5 Year CMT + 4.535%)
	3,115,000	5.875		10/10/79	3,259,081
	Ally Financial, Inc. (BB-/NR)(b) (5 year CMT + 3.868%)
	3,325,000	4.700		12/31/99	3,474,625
	Capital One Financial Corp. (BB/Baa3)(b) (5 year CMT + 3.157%)
	2,085,000	3.950		12/31/99	2,147,550
	Coinbase Global, Inc. (BB+/Ba1)(d)
	3,370,000	3.375		10/01/28	3,252,050
	Global Aircraft Leasing Co. Ltd. (NR/B1)(d)(g) (PIK 7.250%, Cash 6.500%)
	5,215,498	6.500		09/15/24	5,143,785
	Home Point Capital, Inc. (NR/B3)(d)
	2,375,000	5.000		02/01/26	2,149,375
	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB/Ba3)
	4,594,000	4.750		09/15/24	4,772,017
	Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)(d)
	1,755,000	5.000		08/15/28	1,779,438
	LD Holdings Group LLC (B+/B2)(d)
	4,373,000	6.500		11/01/25	4,362,067
	3,424,000	6.125		04/01/28	3,227,120
	Lincoln Financing S.a.r.l. (BB+/B1)
EUR	3,125,000	3.625	(d)	04/01/24	3,651,517
	(3M Euribor + 3.875%)
	1,350,000	3.875	(b)	04/01/24	1,563,897
	LPL Holdings, Inc. (BB/Ba2)(d)
	3,979,000	4.000		03/15/29	4,088,423
	1,479,000	4.375		05/15/31	1,543,706
	Midcap Financial Issuer Trust (B+/B1)(d)
	1,863,000	6.500		05/01/28	1,944,506
	1,075,000	5.625		01/15/30	1,064,250

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
	Mozart Debt Merger Sub, Inc. (B+/B1)(d)(h)
	2,375,000	3.875		04/01/29	2,375,000
	Mozart Debt Merger Sub, Inc. (B-/Caa1)(d)(h)
	1,735,000	5.250		10/01/29	1,748,405
	Nationstar Mortgage Holdings, Inc. (B+/B2)(d)
	2,731,000	6.000		01/15/27	2,857,309
	2,968,000	5.500		08/15/28	3,057,093
	540,000	5.125		12/15/30	539,325
	Navient Corp. (B+/Ba3)
	3,107,000	5.500		01/25/23	3,246,815
	2,723,000	5.875		10/25/24	2,913,610
	2,000,000	6.750		06/15/26	2,225,000
	5,413,000	5.000		03/15/27	5,561,857
	3,153,000	4.875		03/15/28	3,192,413
	OneMain Finance Corp. (BB-/Ba2)
	3,697,000	5.625		03/15/23	3,881,850
	1,929,000	8.875		06/01/25	2,090,554
	5,062,000	7.125		03/15/26	5,852,937
	1,458,000	3.500		01/15/27	1,450,710
	3,038,000	6.625		01/15/28	3,493,700
	2,254,000	4.000		09/15/30	2,234,278
	PennyMac Financial Services, Inc. (BB-/B1)(d)
	1,690,000	5.375		10/15/25	1,736,475
	2,106,000	4.250		02/15/29	1,995,435
	2,802,000	5.750		09/15/31	2,784,488
	The Charles Schwab Corp. (BBB/Baa2)(b) (10 Year CMT + 3.079%)
	2,180,000	4.000		12/31/99	2,238,228
	(5 Year CMT + 4.971%)
	1,658,000	5.375		12/31/99	1,842,121
	United Wholesale Mortgage LLC (NR/Ba3)(d)
	5,850,000	5.500		04/15/29	5,689,125
	United Wholesale Mortgage LLC (NR/Ba3)(d)
	1,955,000	5.500		11/15/25	1,969,663

					112,399,798

Electrical – 1.5%
	Calpine Corp. (B+/B2)(d)
	2,907,000	5.125		03/15/28	2,936,070
	Calpine Corp. (BB+/Ba2)(d)
	2,063,000	5.250		06/01/26	2,119,733
	4,614,000	3.750		03/01/31	4,446,743
	Edison International (BB+/Ba2)(b) (5 Year CMT + 4.698%)
	2,175,000	5.375		12/31/99	2,240,250
	FirstEnergy Corp. (BB/Ba1)
	1,439,000	2.650		03/01/30	1,430,034
	575,000	7.375		11/15/31	778,875
	2,624,000	5.350		07/15/47	3,198,687
	FirstEnergy Transmission LLC (BB/Baa2)(d)
	1,439,000	5.450		07/15/44	1,832,926
	Leeward Renewable Energy Operations LLC (NR/Ba3)(d)
	1,110,000	4.250		07/01/29	1,121,100
	NRG Energy, Inc. (BB+/Ba2)
	2,916,000	5.750		01/15/28	3,090,960
	1,560,000	3.375	(d)	02/15/29	1,540,500
	883,000	5.250	(d)	06/15/29	939,291

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
	Pike Corp. (CCC+/B3)(d)
	$2,833,000	5.500%		09/01/28	$2,886,119
	Talen Energy Supply LLC (B+/B1)(d)
	1,751,000	7.250		05/15/27	1,645,940
	Talen Energy Supply LLC (CCC/Caa1)
	2,106,000	6.500		06/01/25	1,042,470
	Vistra Operations Co. LLC (BB/Ba2)(d)
	2,136,000	5.000		07/31/27	2,200,080

					33,449,778

Electrical Components & Equipment(d) – 0.1%
	Wesco Distribution, Inc. (BB-/B1)
	2,015,000	7.125		06/15/25	2,156,050

Electronics(d) – 0.5%
	Atkore, Inc. (BB-/Ba3)
	2,593,000	4.250		06/01/31	2,680,514
	Sensata Technologies B.V. (BB+/Ba3)
	1,014,000	5.000		10/01/25	1,121,738
	1,135,000	4.000		04/15/29	1,152,025
	Sensata Technologies, Inc. (BB+/Ba3)
	3,389,000	4.375		02/15/30	3,634,702
	1,519,000	3.750		02/15/31	1,524,696

					10,113,675

Engineering & Construction(d) – 0.5%
	Dycom Industries, Inc. (BB/Ba3)
	1,563,000	4.500		04/15/29	1,564,954
	Global Infrastructure Solutions, Inc. (BB-/B1)
	4,213,000	5.625		06/01/29	4,297,260
	Great Lakes Dredge & Dock Corp. (B/B2)
	736,000	5.250		06/01/29	761,760
	MasTec, Inc. (BB/Ba2)
	3,888,000	4.500		08/15/28	4,058,100

					10,682,074

Entertainment – 2.6%
	Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(d)
	5,844,000	10.500		02/15/28	5,997,405
	Banijay Group SAS (CCC+/Caa1)(d)
EUR	1,275,000	6.500		03/01/26	1,539,694
	Caesars Entertainment, Inc. (B/B1)(d)
	$1,846,000	6.250		07/01/25	1,942,915
	Caesars Entertainment, Inc. (CCC+/Caa1)(d)
	3,413,000	8.125		07/01/27	3,835,359
	2,220,000	4.625		10/15/29	2,258,850
	Caesars Resort Collection LLC/CRC Finco, Inc. (B+/B1)(d)
	1,815,000	5.750		07/01/25	1,908,019
	Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)(d)
	1,523,000	5.250		10/15/25	1,545,845
	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op (B+/Ba2)(d)
	1,799,000	5.500		05/01/25	1,870,960
	Cinemark USA, Inc. (B/Caa1)(d)
	1,925,000	5.250		07/15/28	1,891,313
	Everi Holdings, Inc. (B/B3)(d)
	440,000	5.000		07/15/29	449,900

Corporate Obligations – (continued)
Entertainment – (continued)
	International Game Technology PLC (BB/Ba3)(d)
	2,556,000	5.250		01/15/29	2,728,530
	Lions Gate Capital Holdings LLC (CCC+/B3)(d)
	3,735,000	5.500		04/15/29	3,847,050
	Motion Bondco DAC (CCC-/Caa2)(d)(e)
	2,235,000	6.625		11/15/27	2,268,525
	Penn National Gaming, Inc. (B/B3)(d)
	2,770,000	4.125		07/01/29	2,738,837
	Pinewood Finance Co. Ltd. (BB/NR)
GBP	1,525,000	3.250		09/30/25	2,082,422
	2,125,000	3.250	(d)	09/30/25	2,901,736
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (CCC+/B3)(d)
	$2,595,000	5.625		09/01/29	2,617,706
	2,595,000	5.875		09/01/31	2,624,194
	Scientific Games International, Inc. (B-/Caa2)(d)
	2,891,000	8.250		03/15/26	3,071,687
	SeaWorld Parks & Entertainment, Inc. (B-/Caa1)(d)
	4,150,000	5.250		08/15/29	4,238,187
	Six Flags Theme Parks, Inc. (BB-/Ba2)(d)
	1,669,000	7.000		07/01/25	1,775,399
	WMG Acquisition Corp. (BB+/Ba3)(d)
	1,200,000	3.875		07/15/30	1,248,000
	2,922,000	3.000		02/15/31	2,852,602

					58,235,135

Environmental(d) – 0.3%
	GFL Environmental, Inc. (B-/B3)
	2,216,000	4.000		08/01/28	2,204,920
	1,822,000	4.750		06/15/29	1,867,550
	GFL Environmental, Inc. (BB-/Ba3)
	3,460,000	3.500		09/01/28	3,481,625

					7,554,095

Food & Drug Retailing – 4.3%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
	770,000	5.750		03/15/25	782,513
	497,000	7.500	(d)	03/15/26	536,760
	3,744,000	3.500	(d)	03/15/29	3,729,960
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB/Ba3)(d)
	5,252,000	4.625		01/15/27	5,514,600
	3,926,000	5.875		02/15/28	4,181,190
	B&G Foods, Inc. (B/B2)
	3,331,000	5.250		04/01/25	3,418,439
	229,000	5.250		09/15/27	239,019
	Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)
	3,079,000	7.500		04/15/25	3,202,160
	H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(d)
	3,096,000	8.500		06/01/26	3,204,360
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB+/Ba1)(d)
	3,121,000	5.500		01/15/30	3,472,112

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
	Kraft Heinz Foods Co. (BB+/Baa3)
	$9,669,000	3.000%	06/01/26	$10,179,001
	1,782,000	3.875	05/15/27	1,951,857
	1,709,000	4.625	01/30/29	1,950,263
	751,000	4.250	03/01/31	844,343
	4,726,000	4.625	10/01/39	5,489,533
	5,883,000	4.375	06/01/46	6,730,205
	6,579,000	4.875	10/01/49	8,024,604
	New Albertsons LP (B+/WR)
	3,100,000	7.450	08/01/29	3,588,250
	Performance Food Group, Inc. (B+/B2)(d)
	2,330,000	4.250	08/01/29	2,335,825
	Post Holdings, Inc. (B+/B2)(d)
	4,823,000	5.750	03/01/27	5,003,862
	6,028,000	5.625	01/15/28	6,329,400
	3,980,000	4.625	04/15/30	4,004,875
	2,736,000	4.500	09/15/31	2,715,480
	Sigma Holdco B.V. (CCC+/Caa1)(d)(e)
	2,350,000	7.875	05/15/26	2,320,625
	United Natural Foods, Inc. (CCC+/B3)(d)
	2,328,000	6.750	10/15/28	2,514,240
	US Foods, Inc. (B+/Caa1)(d)
	2,135,000	4.750	02/15/29	2,183,037
	US Foods, Inc. (BB-/B3)(d)
	1,931,000	6.250	04/15/25	2,027,550

				96,474,063

Forest Products&Paper – 0.2%
	Mercer International, Inc. (B+/Ba3)
	2,248,000	5.500	01/15/26	2,292,960
	2,253,000	5.125	02/01/29	2,295,244

				4,588,204

Gaming – 1.0%
	Boyd Gaming Corp. (B/Caa1)(d)
	678,000	8.625	06/01/25	735,630
	1,630,000	4.750	06/15/31	1,680,938
	Genting New York LLC/GENNY Capital, Inc. (BB+/NR)(d)
	830,000	3.300	02/15/26	829,685
	Melco Resorts Finance Ltd. (BB/Ba2)(d)
	1,350,000	5.375	12/04/29	1,372,275
	MGM China Holdings Ltd. (B+/Ba3)(d)
	2,126,000	5.250	06/18/25	2,146,330
	MGM Resorts International (B+/Ba3)
	2,506,000	7.750	03/15/22	2,568,650
	3,546,000	6.000	03/15/23	3,749,895
	5,509,000	5.500	04/15/27	5,991,037
	Sands China Ltd. (BBB-/Baa2)
	630,000	4.375	06/18/30	659,465
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB-/B1)(d)
	2,292,000	5.500	03/01/25	2,337,840

				22,071,745

Corporate Obligations – (continued)
Gas – 0.4%
	AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	$536,000	5.875%	08/20/26	$604,340
	7,393,000	5.750	05/20/27	8,317,125

				8,921,465

Healthcare Providers & Services – 3.4%
	180 Medical, Inc. (BB+/Ba2)(d)(h)
	200,000	3.875	10/15/29	200,000
	Catalent Pharma Solutions, Inc. (BB-/B1)(d)
	1,415,000	3.500	04/01/30	1,409,694
	Centene Corp. (BBB-/Ba1)
	2,379,000	2.450	07/15/28	2,390,491
	1,712,000	4.625	12/15/29	1,864,728
	6,925,000	3.375	02/15/30	7,167,652
	4,574,000	2.500	03/01/31	4,508,134
	911,000	2.625	08/01/31	905,370
	Charles River Laboratories International, Inc. (BB/Ba2)(d)
	615,000	3.750	03/15/29	629,606
	675,000	4.000	03/15/31	707,063
	CHS/Community Health Systems, Inc. (B/B2)(d)
	3,843,000	8.000	03/15/26	4,068,776
	4,019,000	5.625	03/15/27	4,214,926
	5,160,000	4.750	02/15/31	5,198,700
	CHS/Community Health Systems, Inc. (CCC/Caa2)(d)
	1,725,000	6.125	04/01/30	1,673,250
	DaVita, Inc. (B+/Ba3)(d)
	3,056,000	4.625	06/01/30	3,124,760
	3,521,000	3.750	02/15/31	3,419,771
	Global Medical Response, Inc. (B/B2)(d)
	3,404,000	6.500	10/01/25	3,518,885
	HCA, Inc. (BB-/Baa3)
	717,000	5.875	05/01/23	768,983
	5,969,000	5.375	02/01/25	6,662,896
	575,000	5.875	02/01/29	694,313
	6,628,000	3.500	09/01/30	7,017,395
	Laboratoire Eimer Selas (CCC+/Caa1)(d)
EUR	600,000	5.000	02/01/29	717,083
	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)
	$2,871,000	9.750	12/01/26	3,036,082
	Tenet Healthcare Corp. (B+/B1)(d)
	2,634,000	7.500	04/01/25	2,798,625
	4,097,000	4.625	06/15/28	4,250,637
	3,270,000	4.250	06/01/29	3,327,225
	Tenet Healthcare Corp. (B+/WR)
	994,000	4.625	07/15/24	1,007,668
	Tenet Healthcare Corp. (CCC+/B1)(d)
	585,000	6.250	02/01/27	607,669

				75,890,382

Home Builders – 0.5%
	Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
	1,645,000	5.000	06/15/29	1,673,787

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – (continued)
	Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
	$1,031,000	4.875%		02/15/30	$1,058,064
	LGI Homes, Inc. (BB-/Ba2)(d)
	3,681,000	4.000		07/15/29	3,662,595
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba2)
	678,000	5.875		06/15/24	744,105
	Tri Pointe Homes, Inc. (BB-/Ba2)
	1,863,000	5.250		06/01/27	2,014,369
	1,436,000	5.700		06/15/28	1,561,650

					10,714,570

Home Furnishings(d) – 0.1%
	Tempur Sealy International, Inc. (BB+/Ba2)
	2,130,000	4.000		04/15/29	2,193,900

Household Products – 0.4%
	Central Garden & Pet Co. (BB/B1)
	2,307,000	4.125		10/15/30	2,373,326
	1,000,000	4.125	(d)	04/30/31	1,020,000
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (CCC/Caa2)(d)
	2,397,000	7.000		12/31/27	2,289,135
	Spectrum Brands, Inc. (B/B2)
	149,000	5.750		07/15/25	153,098
	3,719,000	3.875	(d)	03/15/31	3,746,892

					9,582,451

Housewares – 0.9%
	CD&R Smokey Buyer, Inc. (B/B2)(d)
	927,000	6.750		07/15/25	980,303
	Newell Brands, Inc. (BB+/Ba1)
	1,017,000	4.875		06/01/25	1,121,242
	4,453,000	4.700		04/01/26	4,914,999
	4,998,000	6.000		04/01/46	6,459,915
	SWF Escrow Issuer Corp. (CCC/Caa2)(d)
	3,360,000	6.500		10/01/29	3,255,000
	The Scotts Miracle-Gro Co. (B+/Ba3)(d)
	2,536,000	4.000		04/01/31	2,529,660

					19,261,119

Insurance(d) – 1.1%
	Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	7,023,000	4.250		02/15/29	6,943,991
	Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	1,390,000	7.000		11/15/25	1,414,325
	1,140,000	6.000		08/01/29	1,125,750
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
	8,438,000	6.750		10/15/27	8,733,330
	AssuredPartners, Inc. (CCC+/Caa2)
	678,000	5.625		01/15/29	681,390
	GTCR AP Finance, Inc. (CCC+/Caa2)
	1,398,000	8.000		05/15/27	1,471,395
	HUB International Ltd. (CCC+/Caa2)
	2,516,000	7.000		05/01/26	2,597,770

Corporate Obligations – (continued)
Insurance(d) – (continued)
	USI, Inc. (CCC+/Caa2)
	2,448,000	6.875		05/01/25	2,490,840

					25,458,791

Internet – 2.2%
	Adevinta ASA (BB-/Ba3)
EUR	375,000	3.000	(d)	11/15/27	447,326
	475,000	3.000		11/15/27	566,613
	ANGI Group LLC (B+/Ba3)(d)
	$3,624,000	3.875		08/15/28	3,587,760
	Cars.com, Inc. (B+/B3)(d)
	3,260,000	6.375		11/01/28	3,439,300
	Endure Digital, Inc. (CCC+/Caa2)(d)
	4,281,000	6.000		02/15/29	4,056,247
	Expedia Group, Inc. (BBB-/Baa3)
	777,000	4.625		08/01/27	881,095
	Getty Images, Inc. (CCC+/Caa2)(d)
	3,068,000	9.750		03/01/27	3,267,420
	Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)(d)
	1,835,000	3.500		03/01/29	1,818,944
	GrubHub Holdings, Inc. (BB-/B1)(d)
	4,741,000	5.500		07/01/27	4,918,787
	ION Trading Technologies 46205YAA9 (B/B3)(d)
	2,087,000	5.750		05/15/28	2,141,784
	Match Group Holdings II LLC (BB/Ba3)(d)
	2,033,000	4.625		06/01/28	2,121,944
	2,269,000	3.625		10/01/31	2,246,310
	Netflix, Inc. (BB+/Ba1)
	1,643,000	3.625	(d)	06/15/25	1,745,687
	2,031,000	4.875		04/15/28	2,340,727
	571,000	5.875		11/15/28	696,620
	Twitter, Inc. (BB+/Ba2)(d)
	2,881,000	3.875		12/15/27	3,061,062
	Uber Technologies, Inc. (B-/B3)(d)
	6,408,000	7.500		05/15/25	6,832,530
	219,000	8.000		11/01/26	232,688
	712,000	6.250		01/15/28	760,950
	2,990,000	4.500		08/15/29	2,997,475
	United Group BV (B/B2)(d)
EUR	1,550,000	4.625		08/15/28	1,800,085

					49,961,354

Leisure Time – 1.8%
	Carnival Corp. (B/B2)(d)
	$1,034,000	7.625		03/01/26	1,101,210
	5,106,000	5.750		03/01/27	5,278,327
	Carnival Corp. (BB-/B1)
EUR	1,000,000	10.125		02/01/26	1,329,786
	$1,327,000	9.875	(d)	08/01/27	1,532,685
	MajorDrive Holdings IV LLC (CCC+/Caa2)(d)
	6,893,000	6.375		06/01/29	6,703,442
	NCL Corp., Ltd. (B+/B1)(d)
	2,773,000	10.250		02/01/26	3,185,484
	NCL Corp., Ltd. (B-/Caa1)(d)
	2,269,000	3.625		12/15/24	2,147,041
	5,222,000	5.875		03/15/26	5,352,550

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
	Peloton Interactive, Inc. (NR/NR)(d)(f)
	$3,250,000	0.000%		02/15/26	$2,860,928
	Royal Caribbean Cruises Ltd. (B/B2)(d)
	4,540,000	4.250		07/01/26	4,437,850
	Royal Caribbean Cruises Ltd. (B/B2)(d)
	3,280,000	5.500		08/31/26	3,378,400
	Royal Caribbean Cruises Ltd. (B+/B2)(d)
	1,575,000	9.125		06/15/23	1,712,813
	Royal Caribbean Cruises Ltd. (BB-/Ba2)(d)
	1,222,000	10.875		06/01/23	1,368,640
	TUI Cruises GmbH (NR/Caa2)(d)
EUR	575,000	6.500		05/15/26	685,400

					41,074,556

Lodging – 1.0%
	Hilton Domestic Operating Co., Inc. (BB/Ba2)
	$1,205,000	5.375	(d)	05/01/25	1,257,719
	1,560,000	5.750	(d)	05/01/28	1,680,900
	1,922,000	4.875		01/15/30	2,061,345
	1,460,000	4.000	(d)	05/01/31	1,485,550
	2,295,000	3.625	(d)	02/15/32	2,254,838
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)(d)
	3,415,000	5.000		06/01/29	3,479,031
	2,913,000	4.875		07/01/31	2,916,641
	Marriott Ownership Resorts, Inc. (B-/B1)(d)
	2,585,000	4.500		06/15/29	2,623,775
	Travel + Leisure Co. (BB-/Ba3)(d)
	1,440,000	6.625		07/31/26	1,639,800
	3,287,000	4.625		03/01/30	3,397,936

					22,797,535

Machinery – Construction & Mining(d) – 0.4%
	BWX Technologies, Inc. (BB/Ba3)
	4,375,000	4.125		04/15/29	4,484,375
	The Manitowoc Co., Inc. (B/B3)
	4,355,000	9.000		04/01/26	4,659,850

					9,144,225

Machinery-Diversified(d) – 0.6%
	GrafTech Finance, Inc. (BB/Ba3)
	1,380,000	4.625		12/15/28	1,416,225
	Husky III Holding Ltd. (CCC/Caa2)(g) (PIK 13.750%, Cash 13.000%)
	2,548,000	13.000		02/15/25	2,710,435
	Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	3,286,447
	Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	2,414,000	7.750		04/15/26	2,462,280
	TK Elevator Holdco GmbH (CCC+/Caa1)
	1,677,000	7.625		07/15/28	1,790,198
	TK Elevator US Newco., Inc. (B+/B1)
	2,036,000	5.250		07/15/27	2,132,710

					13,798,295

Corporate Obligations – (continued)
Media – 6.3%
	Altice Financing SA (NR/NR)(d)
EUR	2,425,000	4.250		08/15/29	2,753,633
	Altice Financing SA (B/B2)(d)
	$3,275,000	5.000		01/15/28	3,111,250
	Altice Finco SA (CCC+/Caa1)
EUR	1,800,000	4.750		01/15/28	1,981,904
	Audacy Capital Corp. (B-/B3)(d)
	$2,000,000	6.500		05/01/27	2,040,000
	CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)
	820,000	5.500		05/01/26	846,650
	2,731,000	4.750		03/01/30	2,850,481
	1,756,000	4.500		08/15/30	1,808,680
	15,352,000	4.250		02/01/31	15,582,280
	CSC Holdings LLC (B+/B3)
	10,000	5.250		06/01/24	10,675
	1,142,000	5.750	(d)	01/15/30	1,163,413
	17,083,000	4.625	(d)	12/01/30	16,143,435
	CSC Holdings LLC (BB/Ba3)(d)
	4,070,000	5.500		04/15/27	4,237,887
	4,119,000	3.375		02/15/31	3,815,224
	Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
	2,084,000	6.750		07/01/26	2,156,940
	Diamond Sports Group LLC/Diamond Sports Finance Co. (CC/Ca)(d)(e)
	9,017,000	6.625		08/15/27	3,990,022
	DISH DBS Corp. (B-/B2)
	6,135,000	5.875		07/15/22	6,311,381
	5,735,000	5.000		03/15/23	5,950,062
	224,000	5.875		11/15/24	240,800
	3,794,000	7.750		07/01/26	4,287,220
	1,926,000	7.375		07/01/28	2,043,968
	1,715,000	5.125		06/01/29	1,676,413
	Gray Television, Inc. (B+/B3)(d)
	2,108,000	7.000		05/15/27	2,260,830
	iHeartCommunications, Inc. (B+/B1)(d)
	1,024,000	4.750		01/15/28	1,052,160
	iHeartCommunications, Inc. (CCC+/Caa1)
	2,045,000	8.375		05/01/27	2,183,038
	Mav Acquisition Corp. (CCC/NR)(d)
	5,700,000	8.000		08/01/29	5,443,500
	Meredith Corp. (BB-/NR)
	1,010,000	6.500		07/01/25	1,080,700
	News Corp. (BB+/Ba2)(d)
	1,690,000	3.875		05/15/29	1,738,588
	Sinclair Television Group, Inc. (B+/Ba2)(d)
	3,102,000	4.125		12/01/30	3,032,205
	Sinclair Television Group, Inc. (CCC+/B2)(d)
	224,000	5.500		03/01/30	221,760
	Sirius XM Radio, Inc. (BB/Ba3)(d)
	1,520,000	3.125		09/01/26	1,537,100
	5,399,000	5.000		08/01/27	5,614,960
	850,000	4.000		07/15/28	862,750
	2,784,000	4.125		07/01/30	2,808,360
	1,037,000	3.875		09/01/31	1,012,371

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	TEGNA, Inc. (BB/Ba3)
	$742,000	4.750	% (d)	03/15/26	$773,535
	3,365,000	4.625		03/15/28	3,436,506
	Univision Communications, Inc. (B/B2)(d)
	234,000	5.125		02/15/25	237,510
	2,341,000	6.625		06/01/27	2,534,132
	Univision Communications, Inc. (B+/B1)(d)
	4,345,000	4.500		05/01/29	4,410,175
	Urban One, Inc. (B-/B3)(d)
	1,019,000	7.375		02/01/28	1,092,878
	Virgin Media Finance PLC (B/B2)(d)
	3,950,000	5.000		07/15/30	4,058,625
	Virgin Media Secured Finance PLC (BB-/Ba3)(d)
	2,150,000	5.500		05/15/29	2,273,625
	Virgin Media Vendor Financing Notes IV DAC (B/B2)(d)
	1,850,000	5.000		07/15/28	1,903,188
	Ziggo B.V. (B+/B1)(d)
	2,122,000	4.875		01/15/30	2,185,660
	Ziggo Bond Co. B.V. (B-/B3)
EUR	1,725,000	3.375		02/28/30	1,992,898
	2,175,000	3.375	(d)	02/28/30	2,512,785
	$1,725,000	5.125	(d)	02/28/30	1,772,438

					141,034,595

Metal Fabricate/Hardware(d) – 0.0%
	Roller Bearing Co of America, Inc. (B+/B2)
	142,000	4.375		10/15/29	145,550

Mining – 0.9%
	Constellium SE (B/B2)(d)
	1,600,000	5.875		02/15/26	1,624,000
	2,200,000	3.750		04/15/29	2,145,000
	FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(d)
	3,230,000	4.375		04/01/31	3,347,088
	Freeport-McMoRan, Inc. (BB+/Ba1)
	2,916,000	4.375		08/01/28	3,047,220
	2,360,000	4.625		08/01/30	2,542,900
	288,000	5.400		11/14/34	345,600
	Novelis Corp. (BB/B1)(d)
	7,113,000	4.750		01/30/30	7,477,541

					20,529,349

Miscellaneous Manufacturing – 0.3%
	Bombardier, Inc. (CCC+/Caa1)(d)
	2,375,000	7.500		12/01/24	2,467,031
	Hillenbrand, Inc. (BB+/Ba1)
	649,000	5.750		06/15/25	683,884
	4,364,000	3.750		03/01/31	4,331,270

					7,482,185

Office(d) – 0.3%
	Xerox Holdings Corp. (BB/Ba1)
	7,107,000	5.000		08/15/25	7,462,350

Oil Field Services – 7.4%
	Antero Resources Corp. (BB-/Ba3)
	3,235,000	5.000		03/01/25	3,299,700

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Apache Corp. (BB+/Ba1)
	878,000	4.625		11/15/25	941,655
	2,195,000	4.250	(e)	01/15/30	2,365,113
	Berry Petroleum Co. LLC (B/B3)(d)
	2,916,000	7.000		02/15/26	2,974,320
	California Resources Corp. (B+/B2)(d)
	2,565,000	7.125		02/01/26	2,699,662
	Cenovus Energy, Inc. (BBB-/Baa3)
	1,186,000	5.375		07/15/25	1,342,765
	CNX Resources Corp. (BB-/B1)(d)
	2,000,000	7.250		03/14/27	2,130,000
	Continental Resources, Inc. (BB+/Ba1u)
	1,731,000	3.800		06/01/24	1,813,223
	8,036,000	5.750	(d)	01/15/31	9,683,380
	CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)
	3,248,000	5.625		10/15/25	3,321,080
	1,035,000	5.000		05/01/29	1,076,400
	Devon Energy Corp. (BBB-/Ba1)(d)
	2,131,000	5.250		09/15/24	2,358,037
	2,048,000	5.875		06/15/28	2,253,025
	649,000	4.500		01/15/30	706,346
	EQT Corp. (BB+/Ba1)
	2,048,000	3.000	(e)	10/01/22	2,073,600
	2,341,000	6.625		02/01/25	2,674,592
	1,475,000	5.000		01/15/29	1,659,375
	3,505,000	3.625	(d)	05/15/31	3,645,200
	Laredo Petroleum, Inc. (B/B3)
	6,080,000	9.500		01/15/25	6,323,200
	MEG Energy Corp. (BB-/B3)(d)
	3,838,000	7.125		02/01/27	4,029,900
	Nabors Industries Ltd. (CCC-/Caa1)(d)
	2,590,000	7.250		01/15/26	2,505,825
	Nabors Industries, Inc. (B-/B3)(d)(e)
	2,848,000	9.000		02/01/25	2,940,560
	Noble Finance Co. (NR/NR)(g) (PIK 15.000%, Cash 11.000%)
	63,401	11.000	(d)	02/15/28	69,900
	(PIK 15.000%, Cash 11.000%)
	1,004,220	11.000	(e)	02/15/28	1,107,153
	Occidental Petroleum Corp. (BB/Ba2)
	7,764,000	8.000		07/15/25	9,268,275
	2,926,000	5.875		09/01/25	3,273,462
	775,000	5.500		12/01/25	858,313
	6,402,000	6.450		09/15/36	8,050,515
	16,164,000	4.400		04/15/46	16,022,565
	4,040,000	4.200		03/15/48	3,868,300
	3,235,000	4.400		08/15/49	3,174,344
	Ovintiv Exploration, Inc. (BBB-/Ba1)
	2,703,000	5.625		07/01/24	2,993,572
	Range Resources Corp. (BB-/B1)
	2,130,000	4.875		05/15/25	2,241,825
	Range Resources Corp. (NR/B1)
	4,397,000	5.000		03/15/23	4,545,399
	SM Energy Co. (B/B3)(e)
	875,000	6.500		07/15/28	901,250
	SM Energy Co. (B+/B1)(d)
	1,256,000	10.000		01/15/25	1,400,440

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Southwestern Energy Co. (BB/NR)(d)
	$5,358,000	5.375%		02/01/29	$5,733,060
	Southwestern Energy Co. (BB/Ba3)
	2,643,000	7.750		10/01/27	2,854,440
	1,160,000	5.375		03/15/30	1,247,000
	Sunoco LP/Sunoco Finance Corp. (BB-/B1)
	317,000	6.000		04/15/27	330,076
	1,458,000	4.500		05/15/29	1,478,048
	TechnipFMC PLC (BB+/Ba1)(d)
	4,111,000	6.500		02/01/26	4,409,047
	Transocean Phoenix 2 Ltd. (B-/NR)(d)
	14	7.750		10/15/24	15
	Transocean Poseidon Ltd. (B-/Caa1)(d)
	3,105,000	6.875		02/01/27	3,089,475
	Transocean, Inc. (CCC+/Ca)(d)
	8,056,000	7.500		01/15/26	6,525,360
	Transocean, Inc. (CCC+/Caa3)(d)
	10,413,000	11.500		01/30/27	10,725,390
	USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)
	7,569,000	6.875		04/01/26	7,852,837
	Valaris Ltd. (NR/B3)(g) (PIK 12.000%, Cash 8.250%)
	418,000	8.250	(d)(e)	04/30/28	431,585
	(PIK 12.000%, Cash 8.250%)
	330,000	8.250		04/30/28	340,725

					165,609,329

Packaging – 2.5%
	ARD Finance SA (B-/Caa3)(g) (PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,757,542
	(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(d)	06/30/27	3,639,062
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B+/B3)(d)
	6,043,000	4.000		09/01/29	6,110,984
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)(d)
	625,000	3.250		09/01/28	625,000
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(d)
	8,105,000	5.250		08/15/27	8,277,231
	Berry Global, Inc. (BB/Ba2)(d)
	3,950,000	5.625		07/15/27	4,162,312
	Flex Acquisition Co., Inc. (CCC+/Caa2)(d)
	2,360,000	6.875		01/15/25	2,380,650
	229,000	7.875		07/15/26	239,878
	Kleopatra Holdings 2 SCA (CCC+/Caa2)
EUR	2,825,000	6.500	(d)	09/01/26	3,083,590
	1,900,000	6.500		09/01/26	2,073,919
	LABL, Inc. (B/B2)(d)
	$3,624,000	6.750		07/15/26	3,805,200
	LABL, Inc. (B-/Caa2)(d)
	2,955,000	10.500		07/15/27	3,184,013
	Mauser Packaging Solutions Holding Co. (CCC/Caa3)(d)
	4,002,000	7.250		04/15/25	3,961,980

Corporate Obligations – (continued)
Packaging – (continued)
	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro (B+/B1)(d)
	3,542,000	4.000		10/15/27	3,511,007
	Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	2,242,556
	Trident TPI Holdings, Inc. (CCC+/Caa2)(d)
	2,146,000	6.625		11/01/25	2,178,190
	TriMas Corp. (BB-/Ba3)(d)
	2,865,000	4.125		04/15/29	2,929,463

					56,162,577

Pharmaceuticals – 3.0%
	AdaptHealth LLC (B/B1)(d)
	961,000	6.125		08/01/28	1,018,660
	740,000	5.125		03/01/30	740,000
	Bausch Health Americas, Inc. (B/B3)(d)
	13,714,000	9.250		04/01/26	14,673,980
	2,521,000	8.500		01/31/27	2,703,772
	Bausch Health Cos., Inc. (B/B3)(d)
	4,851,000	6.125		04/15/25	4,941,956
	2,531,000	5.000		01/30/28	2,385,467
	5,343,000	6.250		02/15/29	5,289,570
	2,531,000	5.250		01/30/30	2,360,157
	2,873,000	5.250		02/15/31	2,657,525
	Bausch Health Cos., Inc. (BB/Ba2)(d)
	454,000	5.500		11/01/25	460,810
	Cheplapharm Arzneimittel GmbH (B/B2)(d)
	1,694,000	5.500		01/15/28	1,751,173
	Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(d)
	1,373,000	7.875		09/01/25	1,479,408
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)
	3,648,000	4.875		06/01/29	3,638,880
	Jazz Securities DAC (BB-/Ba2)(d)
	2,438,000	4.375		01/15/29	2,519,683
	Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB/Ba2)(d)
	910,000	4.125		04/30/28	928,200
	Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)(d)
	5,380,000	5.125		04/30/31	5,649,000
	Par Pharmaceutical, Inc. (B-/B3)(d)
	6,483,000	7.500		04/01/27	6,612,660
	Perrigo Finance Unlimited Co. (BB/Ba1)
	3,235,000	3.150		06/15/30	3,330,575
	Prestige Brands, Inc. (B+/B2)(d)
	1,512,000	5.125		01/15/28	1,583,820
	2,014,000	3.750		04/01/31	1,943,510

					66,668,806

Pipelines – 4.9%
	Buckeye Partners LP (BB/B1)
	600,000	4.350		10/15/24	627,750
	6,042,000	3.950		12/01/26	6,162,840
	839,000	4.125		12/01/27	856,829
	1,534,000	4.500	(d)	03/01/28	1,558,928
	Cheniere Energy Partners LP (BB/Ba2)
	2,755,000	4.500		10/01/29	2,937,519

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
	Cheniere Energy Partners LP (BB/Ba2) – (continued)
	$4,394,000	4.000	% (d)	03/01/31	$4,597,222
	2,345,000	3.250	(d)	01/31/32	2,350,863
	Cheniere Energy, Inc. (BB/Ba3)
	3,194,000	4.625		10/15/28	3,357,692
	CNX Midstream Partners LP (BB-/B1)(d)
	890,000	4.750		04/15/30	898,900
	CQP Holdco LP/BIP-V Chinook Holdco LLC (NR/NR)(d)
	3,165,000	5.500		06/15/31	3,354,900
	DCP Midstream Operating LP (BB+/Ba1)
	4,965,000	5.375		07/15/25	5,473,912
	497,000	5.625		07/15/27	565,338
	DT Midstream, Inc. (BB+/Ba2)(d)
	3,150,000	4.375		06/15/31	3,244,500
	EnLink Midstream LLC (BB+/Ba2)
	2,063,000	5.625	(d)	01/15/28	2,197,095
	2,429,000	5.375		06/01/29	2,541,341
	EnLink Midstream Partners LP (BB+/Ba2)
	2,268,000	4.400		04/01/24	2,355,885
	EQM Midstream Partners LP (BB-/Ba3)
	1,980,000	4.000		08/01/24	2,044,350
	Genesis Energy LP/Genesis Energy Finance Corp. (B/B1)
	3,496,000	5.625		06/15/24	3,469,780
	4,984,000	8.000		01/15/27	5,046,300
	Global Partners LP/GLP Finance Corp. (B+/B2)
	2,897,000	7.000		08/01/27	3,005,637
	1,736,000	6.875		01/15/29	1,792,420
	ITT Holdings LLC (B/B2)(d)
	1,000,000	6.500		08/01/29	1,005,000
	NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(d)
	3,326,000	7.500		02/01/26	3,380,047
	NuStar Logistics LP (BB-/Ba3)
	2,721,000	5.750		10/01/25	2,931,878
	3,336,000	5.625		04/28/27	3,552,840
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (CCC+/Caa2)
	590,000	5.500		08/15/22	578,200
	7,726,000	5.750	(e)	04/15/25	7,030,660
	Summit Midstream Partners LP (D/Caa3)(b)(i)(3M USD LIBOR + 7.430%)
	8,662,000	9.500		12/31/99	7,189,460
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)
	2,500,000	7.500		10/01/25	2,700,000
	3,063,000	6.000		12/31/30	3,139,575
	3,675,000	6.000		09/01/31	3,702,562
	Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB+/Ba2)
	1,819,000	5.875		04/15/26	1,900,855
	2,859,000	5.375		02/01/27	2,959,065
	1,765,000	6.500		07/15/27	1,897,375
	1,931,000	5.000		01/15/28	2,027,550
	4,487,000	4.000	(d)	01/15/32	4,627,219
	Western Midstream Operating LP (BB+/Ba2)
	2,175,000	5.300		02/01/30	2,403,375

					109,465,662

Corporate Obligations – (continued)
Real Estate – 0.7%
	ADLER Real Estate AG (BB+/NR)
EUR	2,000,000	1.875		04/27/23	2,124,970
	Kennedy-Wilson, Inc. (BB/B1)
	$3,195,000	4.750		02/01/30	3,230,944
	1,514,000	5.000		03/01/31	1,548,065
	Realogy Group LLC/Realogy Co-Issuer Corp. (B/B2)(d)
	1,319,000	4.875		06/01/23	1,366,814
	1,872,000	9.375		04/01/27	2,056,860
	Realogy Group LLC/Realogy Co-Issuer Corp. (BB/Ba3)(d)
	754,000	7.625		06/15/25	804,895
	Redfin Corp. (NR/NR)(d)
	2,115,000	0.500		04/01/27	1,891,647
	The Howard Hughes Corp. (BB-/Ba3)(d)
	980,000	4.125		02/01/29	982,450
	980,000	4.375		02/01/31	984,900

					14,991,545

Real Estate Investment Trust – 1.7%
	CTR Partnership LP/CareTrust Capital Corp. (BB+/Ba2)(d)
	2,731,000	3.875		06/30/28	2,841,657
	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(d)
	3,043,000	4.625		06/15/25	3,278,833
	3,255,000	3.875		02/15/29	3,458,438
	MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
GBP	2,225,000	3.692		06/05/28	3,198,439
	$1,644,000	4.625		08/01/29	1,761,793
	4,565,000	3.500		03/15/31	4,662,006
	SBA Communications Corp. (BB-/B1)(d)
	3,142,000	3.125		02/01/29	3,024,175
	Service Properties Trust (BB/Ba1)
	1,493,000	7.500		09/15/25	1,675,792
	Service Properties Trust (BB-/Ba2)
	2,829,000	4.350		10/01/24	2,853,327
	3,253,000	4.500		03/15/25	3,253,520
	Starwood Property Trust, Inc. (B+/Ba3)
	7,642,000	4.750		03/15/25	8,071,863

					38,079,843

Retailing – 4.7%
	1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)
	3,348,000	4.000		10/15/30	3,306,150
	Asbury Automotive Group, Inc. (BB/B1)
	288,000	4.500		03/01/28	295,560
	185,000	4.750		03/01/30	192,400
	Beacon Roofing Supply, Inc. (B-/B2)(d)
	7,075,000	4.125		05/15/29	7,039,625
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (B+/B1)(d)
	502,000	5.125		04/15/29	520,825
	Carvana Co. (CCC+/Caa2)(d)
	4,106,000	5.625		10/01/25	4,249,710
	1,605,000	5.500		04/15/27	1,645,125
	4,500,000	4.875		09/01/29	4,466,250
	Cracker Barrel Old Country Store, Inc. (NR/NR)(d)
	2,120,000	0.625		06/15/26	2,137,225
	eG Global Finance PLC (B-/B3)(d)
	2,560,000	6.750		02/07/25	2,617,600
	2,210,000	8.500		10/30/25	2,309,450

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
	Foot Locker, Inc. (BB+/Ba2)(d)
	$2,265,000	4.000%		10/01/29	$2,262,169
	Foundation Building Materials, Inc. (CCC+/Caa1)(d)
	5,790,000	6.000		03/01/29	5,674,200
	Group 1 Automotive, Inc. (BB+/Ba2)(d)
	1,348,000	4.000		08/15/28	1,371,590
	GYP Holdings III Corp. (B/B2)(d)
	3,613,000	4.625		05/01/29	3,641,366
	IRB Holding Corp. (CCC+/Caa1)(d)
	8,652,000	6.750		02/15/26	8,889,930
	Ken Garff Automotive LLC (BB-/B1)(d)
	1,951,000	4.875		09/15/28	2,004,653
	LCM Investments Holdings II LLC (BB-/B2)(d)
	3,390,000	4.875		05/01/29	3,471,206
	Lithia Motors, Inc. (BB+/Ba2)(d)
	1,258,000	3.875		06/01/29	1,308,320
	853,000	4.375		01/15/31	912,710
	Matalan Finance PLC (CCC+/B3)
GBP	1,875,000	6.750		01/31/23	2,364,334
	Murphy Oil USA, Inc. (BB+/Ba2)(d)
	$3,341,000	3.750		02/15/31	3,361,881
	Nordstrom, Inc. (BB+/Ba1)
	3,270,000	4.375		04/01/30	3,364,012
	Park River Holdings, Inc. (CCC/Caa1)(d)
	2,910,000	5.625		02/01/29	2,819,062
	Penske Automotive Group, Inc. (BB-/Ba3)
	3,097,000	3.500	(e)	09/01/25	3,182,167
	1,674,000	3.750		06/15/29	1,690,740
	Rite Aid Corp. (CCC/B3)(d)
	145,000	7.500		07/01/25	145,000
	2,170,000	8.000		11/15/26	2,191,700
	SRS Distribution, Inc. (CCC/Caa2)(d)
	2,238,000	6.125		07/01/29	2,305,140
	Staples, Inc. (B/B2)(d)
	2,435,000	7.500		04/15/26	2,465,437
	Staples, Inc. (CCC+/Caa1)(d)
	3,019,000	10.750		04/15/27	2,928,430
	Stonegate Pub Co Financing 2019 PLC (NR/B3)(d)
GBP	1,750,000	8.250		07/31/25	2,478,748
	Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
	$2,121,000	5.875		03/01/27	2,211,143
	3,000,000	5.000	(d)	06/01/31	3,097,500
	Superior Plus LP/Superior General Partner, Inc. (BB-/Ba3)(d)
	2,092,000	4.500		03/15/29	2,165,220
	The Cheesecake Factory, Inc. (NR/NR)
	2,188,000	0.375		06/15/26	2,073,813
	The Gap, Inc. (BB/Ba3)(d)
	715,000	3.625		10/01/29	716,788
	715,000	3.875		10/01/31	715,000
	Yum! Brands, Inc. (BB-/Ba3)
	182,000	7.750	(d)	04/01/25	194,285
	2,341,000	4.750	(d)	01/15/30	2,528,280
	4,248,000	3.625		03/15/31	4,285,170

					105,599,914

Corporate Obligations – (continued)
Semiconductors(d) – 0.7%
	Amkor Technology, Inc. (BB/B1)
	3,403,000	6.625		09/15/27	3,645,463
	MACOM Technology Solutions Holdings, Inc. (NR/NR)
	2,115,000	0.250		03/15/26	2,241,900
	ON Semiconductor Corp. (BB/Ba2)
	2,117,000	3.875		09/01/28	2,188,449
	Qorvo, Inc. (BBB-/Ba1)
	3,238,000	3.375		04/01/31	3,407,995
	Synaptics, Inc. (BB-/Ba3)
	3,114,000	4.000		06/15/29	3,176,280

					14,660,087

Software(d) – 1.2%
	Black Knight InfoServ LLC (BB-/Ba3)
	1,517,000	3.625		09/01/28	1,526,481
	Brunello Bidco SpA (B-/B3)
EUR	1,075,000	3.500		02/15/28	1,242,549
	Castle US Holding Corp. (CCC/Caa2)
	$1,700,000	9.500		02/15/28	1,776,500
	Dropbox, Inc. (NR/NR)(f)
	2,180,000	0.000		03/01/28	2,339,413
	Elastic NV (B+/B1)
	1,390,000	4.125		07/15/29	1,388,263
	J2 Global, Inc. (BB/Ba3)
	4,653,000	4.625		10/15/30	4,949,629
	MSCI, Inc. (BB+/Ba1)
	1,240,000	3.625		11/01/31	1,286,500
	Open Text Corp. (BB/Ba2)
	4,614,000	3.875		02/15/28	4,723,582
	SS&C Technologies, Inc. (B+/B2)
	4,965,000	5.500		09/30/27	5,244,281
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
	2,060,000	3.875		02/01/29	2,060,000

					26,537,198

Storage/Warehousing(d) – 0.3%
	Modulaire Global Finance 2 PLC (CCC/Caa1)
	6,125,000	10.000		08/15/23	6,278,125

Telecommunication Services – 5.2%
	Altice France Holding SA (CCC+/Caa1)(d)
	4,555,000	10.500		05/15/27	4,976,338
	Altice France SA (B/B2)(d)
	3,117,000	7.375		05/01/26	3,232,921
	4,710,000	8.125		02/01/27	5,057,363
	225,000	5.500		01/15/28	226,406
	664,000	5.125		01/15/29	653,210
	Altice France SA/France (B/B2)(d)
	9,063,000	5.500		10/15/29	8,949,712
	CommScope, Inc. (CCC+/B3)(d)
	2,354,000	7.125		07/01/28	2,406,965
	Intelsat Jackson Holdings SA (NR/WR)(d)(i)
	8,485,000	8.500		10/15/24	4,836,450
	15,490,000	9.750		07/15/25	8,674,400
	Intelsat Luxembourg SA (NR/WR)(i)
	13,875,000	8.125		06/01/23	69,375

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Intelsat SA (NR/NR)(i)
$7,179,000	4.500%		06/15/25	$1,076,850
Level 3 Financing, Inc. (BB/Ba3)
5,155,000	5.250		03/15/26	5,309,650
4,651,000	4.625	(d)	09/15/27	4,802,158
5,804,000	4.250	(d)	07/01/28	5,876,550
2,024,000	3.625	(d)	01/15/29	1,963,280
Lumen Technologies, Inc. (BB-/B2)
2,414,000	6.875		01/15/28	2,733,855
961,000	4.500	(d)	01/15/29	927,365
1,658,000	7.600		09/15/39	1,869,395
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,876,000
Sprint Communications, Inc. (BB+/Ba2)
3,338,000	6.000		11/15/22	3,509,073
Sprint Corp. (BB+/Ba2)
8,307,000	7.875		09/15/23	9,283,072
4,762,000	7.625		02/15/25	5,565,587
4,611,000	7.625		03/01/26	5,590,837
Switch Ltd. (BB/B1)(d)
1,593,000	4.125		06/15/29	1,642,781
T-Mobile USA, Inc. (BB+/Ba2)
1,208,000	2.250		02/15/26	1,221,505
1,313,000	2.625		04/15/26	1,343,269
4,686,000	3.375		04/15/29	4,891,542
1,075,000	3.375	(d)	04/15/29	1,122,769
1,214,000	2.875		02/15/31	1,226,628
Telecom Italia Capital SA (BB+/Ba2)
6,696,000	7.200		07/18/36	8,152,380
1,419,000	7.721		06/04/38	1,812,773

				114,880,459

Toys/Games/Hobbies(d) – 0.3%
Mattel, Inc. (BB/Ba2)
1,439,000	3.375		04/01/26	1,483,969
1,515,000	5.875		12/15/27	1,639,987
4,122,000	3.750		04/01/29	4,297,185

				7,421,141

Water(d) – 0.3%
Solaris Midstream Holdings LLC (B/B3)
5,070,000	7.625		04/01/26	5,424,900

TOTAL CORPORATE OBLIGATIONS
(Cost $1,944,789,759)				$2,006,286,624

Shares	Description	Value

Common Stocks – 0.5%
Auto Components – 0.0%
1,229	Lear Corp.	$192,314

Common Stocks – (continued)
Energy Equipment & Services(i) – 0.4%
20,783	Nabors Industries Ltd.	$2,005,144
160,940	Noble Corp. (Energy Equipment & Services)	4,355,037
68,463	Valaris Ltd.(e) (Energy Equipment & Services)	2,387,989

		8,748,170

Oil, Gas & Consumable Fuels(i) – 0.1%
34,891	Whiting Petroleum Corp.	2,037,983

TOTAL COMMON STOCKS
(Cost $5,799,746)		$10,978,467

Shares	Dividend Rate	Value

Preferred Stocks(e) – 0.1%
Banks – 0.1%
Bank of America Corp.
64,000	4.375%	$1,686,400
(Cost $1,600,000)

Units	Expiration Date	Value

Warrant(i) – 0.0%
Nabors Industries Ltd. (NR/NR)
4,575	06/11/26	$26,718
Noble Corp. (NR/NR)
4,596	02/05/28	64,344

TOTAL WARRANT
(Cost $11,490)		$91,062

Shares	Dividend Rate	Value

Investment Company(j) – 2.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
59,368,763	0.026%	$59,368,763
(Cost $59,368,763)

Shares	Description	Value

Exchange Traded Fund(e) – 0.7%
551,740	iShares Fallen Angels USD Bond ETF (NR/NR)	$16,612,891
(Cost $16,156,327)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $2,139,032,984)		$2,206,541,899

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(j) – 2.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
47,852,321	0.026%	$47,852,321
(Cost $47,852,321)

TOTAL INVESTMENTS – 101.0%
(Cost $2,186,885,305)		$2,254,394,220

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(23,367,132)

NET ASSETS – 100.0%		$2,231,027,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	All or a portion of security is on loan.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Pay-in-kind securities.

(h)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
CP	—Commercial Paper
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Trident TPI Holdings, Inc. (B-/B2), due 09/15/28	$226,708	$226,944	$236

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG (London)	USD 40,098,453	EUR	33,882,590	11/24/21	$808,566
MS & Co. Int. PLC	USD 2,248,749	EUR	1,923,425	11/24/21	18,366
State Street Bank (London)	USD 12,215,917		GBP 8,765,217	10/27/21	405,242

TOTAL					$1,232,174

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	29	12/21/21	$5,540,813	$(189,142)
2 Year U.S. Treasury Notes	473	12/31/21	104,085,867	(62,415)
5 Year U.S. Treasury Notes	78	12/31/21	9,573,891	(127)
10 Year U.S. Treasury Notes	516	12/21/21	67,910,438	(426,046)

Total				$(677,730)
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(180)	12/21/21	(26,145,000)	338,815
5 Year German Euro-Bobl	(166)	12/08/21	(25,945,161)	170,869
20 Year U.S. Treasury Bonds	(30)	12/21/21	(4,776,563)	96,450

Total				$606,134

TOTAL FUTURES CONTRACTS				$(71,596)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	11.39%	12/20/22	$1,075	$129,114	$107,739	$21,375
Protection Sold:
CDX.NA.HY Index 34	5.000	2.498	06/20/25	49,243	4,352,450	2,381,418	1,971,032
CDX.NA.HY Index 37	5.000	3.005	12/20/26	49,350	4,610,661	4,780,117	(169,456)

TOTAL					$9,092,225	$7,269,274	$1,822,951

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
IBOXHY Index	0.132%	JPMorgan Securities, Inc.	12/20/21	$66	$172,136
IBOXHY Index	0.123	JPMorgan Securities, Inc.	12/20/21	68	268,750

TOTAL					$440,886

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(b)	The Fund pays/receives annual coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviations:
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Index 37	—CDX North America High Yield Index 37
IBOXHY Index	—iBoxx High Yield Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 88.1%
Advertising(b) – 1.0%
	Advantage Sales & Marketing, Inc. (B/B2) (3M LIBOR + 5.250%)
	$5,961,219	6.000%	10/28/27	$5,983,573
	Clear Channel Outdoor Holdings, Inc. (B/B1) (3M LIBOR + 3.500%)
	6,021,413	3.629	08/21/26	5,891,411
	National CineMedia LLC (CCC+/B3) (1M LIBOR + 4.000%)
	5,574,862	5.000	06/20/25	5,156,748
	Red Ventures LLC (B+/B1) (1M LIBOR + 3.500%)
	2,803,813	4.250	11/08/24	2,795,065
	Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
	8,066,993	3.584	12/17/26	8,046,825

				27,873,622

Aerospace & Defense(b) – 0.9%
	ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
	11,266,125	6.750	03/19/26	11,294,290
	Dynasty Acquisition Co., Inc. (B-/Caa1)
	(3M LIBOR + 3.500%)
	5,830,907	3.632	04/06/26	5,697,904
	(3M LIBOR + 3.500%)
	3,134,896	3.632	04/06/26	3,063,390
	TransDigm, Inc. (B+/Ba3)
	(1M LIBOR + 2.250%)
	2,023,387	2.334	08/22/24	2,000,624
	(1M LIBOR + 2.250%)
	4,922,323	2.334	12/09/25	4,860,795

				26,917,003

Airlines(b) – 1.6%
	AAdvantage Loyalty IP Ltd. (NR/Ba2) (3M LIBOR + 4.750%)
	5,500,000	5.500	04/20/28	5,684,085
	Air Canada (BB-/Ba2) (3M LIBOR + 3.500%)
	6,650,000	4.250	08/11/28	6,672,144
	Allegiant Travel Co. (BB-/Ba3) (3M LIBOR + 3.000%)
	5,492,000	3.124	02/05/24	5,459,982
	American Airlines, Inc. (B-/Ba3) (1M LIBOR + 1.750%)
	8,801,000	1.837	01/29/27	8,431,358
	Kestrel Bidco, Inc. (B-/B2) (6M LIBOR + 3.000%)
	4,835,092	4.000	12/11/26	4,713,682
	SkyMiles IP Ltd. (NR/Baa1) (3M LIBOR + 3.750%)
	3,500,000	4.750	10/20/27	3,720,290
	United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
	11,367,875	4.500	04/21/28	11,437,674

				46,119,215

Automotive(b) – 2.4%
	Adient US LLC (BB-/Ba3) (1M LIBOR + 3.500%)
	8,029,875	3.584	04/08/28	8,026,503
	Autokiniton US Holdings, Inc. (B/B2) (3M LIBOR + 4.500%)
	10,025,000	5.000	04/06/28	10,021,892
	First Brands Group LLC (B/B1) (1M LIBOR + 5.000%)
	7,994,717	6.000	03/30/27	8,066,669
	First Brands Group LLC (CCC+/Caa1) (3M LIBOR + 8.500%)
	3,850,000	9.500	03/30/28	3,878,875
	Garrett LX I S.a.r.l. (NR/Ba2) (3M LIBOR + 3.250%)
	8,025,000	3.750	04/30/28	7,994,906

Bank Loans(a) – (continued)
Automotive(b) – (continued)
	IXS Holdings, Inc. (B/B2) (3M LIBOR + 4.250%)
	1,488,377	5.000	03/05/27	1,482,051
	Mavis Tire Express Services Corp. (B-/B2) (1M LIBOR + 4.000%)
	5,211,938	4.750	05/04/28	5,221,423
	SRAM, LLC (BB-/B1) (6M LIBOR + 2.750%)
	7,111,364	3.250	05/12/28	7,099,488
	Superior Industries International, Inc. (B/Ba3) (1M LIBOR + 4.000%)
	5,450,000	4.084	05/22/24	5,422,750
	Wheel Pros, LLC (B-/B2) (1M LIBOR + 4.500%)
	11,500,000	5.250	05/11/28	11,486,775

				68,701,332

Automotive – Distributors(b) – 1.5%
	American Axle & Manufacturing, Inc. (BB+/Ba1) (1M LIBOR + 2.250%)
	7,273,488	3.000	04/06/24	7,250,286
	Bombardier Recreational Products, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	1,314,987	2.084	05/24/27	1,303,074
	Drive Chassis Holding Co. LLC (NR/NR) (3M LIBOR + 7.000%)
	4,800,000	7.119	04/10/26	4,851,024
	Highline Aftermarket Acquisition LLC (B/B2) (1M LIBOR + 4.500%)
	5,533,750	5.250	11/09/27	5,542,991
	Thor Industries, Inc. (BB+/Ba3) (1M LIBOR + 3.000%)
	5,174,809	3.125	02/01/26	5,168,340
	Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.250%)
	9,900,250	4.000	01/31/28	9,873,420
	Wand NewCo 3, Inc. (B-/B2) (1M LIBOR + 3.000%)
	9,730,419	3.084	02/05/26	9,637,202

				43,626,337

Automotive – Parts(b) – 1.1%
	Belron Finance US LLC (NR/NR) (3M LIBOR + 2.750%)
	9,341,529	3.250	04/13/28	9,320,510
	Belron Finance US LLC (BB+/Ba3) (3M LIBOR + 2.250%)
	1,286,902	2.438	10/30/26	1,278,460
	Clarios Global LP (B/B1)
	(1M EURIBOR + 3.250%)
EUR	1,111,765	3.250	04/30/26	1,274,934
	(1M LIBOR + 3.250%)
	$7,181,670	3.337	04/30/26	7,145,762
	CS Intermediate Holdco 2 LLC (B-/B1) (1M LIBOR + 2.000%)
	2,916,867	2.750	11/02/23	2,780,153
	Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
	2,100,000	2.340	02/27/26	2,101,974
	Tenneco, Inc. (B+/Ba3) (1M LIBOR + 3.000%)
	7,196,142	3.084	10/01/25	7,125,692

				31,027,485

Building & Construction Materials – 0.6%
	DG Investment Intermediate Holdings 2, Inc. (B/B2)(b)
	(1M LIBOR + 3.750%)
	5,175,449	4.500	03/31/28	5,192,993

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building & Construction Materials – (continued)
	DG Investment Intermediate Holdings 2, Inc. (B/B2)(b) – (continued)
	(3M LIBOR + 3.750%)
	$1,031,416	4.500%	03/31/28	$1,036,260
	DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	600,000	7.500	03/30/29	603,000
	KKR Apple Bidco LLC (NR/NR)(c)
	10,300,000	3.500	09/22/28	10,285,271
	850,000	6.250	07/13/29	862,223

				17,979,747

Building Materials – 3.0%
	ACProducts, Inc. (NR/B1)(b) (3M LIBOR + 4.250%)
	8,478,750	4.750	05/17/28	8,459,079
	Cornerstone Building Brands, Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
	11,368,100	3.750	04/12/28	11,330,244
	CP Atlas Buyer, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	11,426,104	4.250	11/23/27	11,383,256
	CPG International, Inc. (BB-/B1)(b) (3M LIBOR + 2.500%)
	8,097,400	3.250	05/05/24	8,095,943
	GYP Holdings III Corp. (BB/Ba3)(b) (1M LIBOR + 2.500%)
	2,115,270	2.587	06/01/25	2,109,643
	Ingersoll-Rand Services Co. (BB+/Ba2)(b) (1M LIBOR + 1.750%)
	1,723,750	1.834	03/01/27	1,699,324
	Jeld-Wen Inc. (BB+/Ba2)(b) (1M LIBOR + 2.250%)
	5,037,375	2.334	07/28/28	5,026,897
	LBM Acquisition LLC (B-/B3)(b) (3M LIBOR + 3.750%)
	11,728,432	4.500	12/17/27	11,611,148
	MI Windows and Doors LLC (B+/B2)(b) (1M LIBOR + 3.750%)
	4,590,313	4.500	12/18/27	4,596,050
	Potters Industries LLC (B/B2)(b) (3M LIBOR + 4.000%)
	2,437,750	4.750	12/14/27	2,436,239
	Quikrete Holdings, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
	8,046,536	2.584	02/01/27	7,974,440
	Standard Industries Inc. (NR/NR)(c)
	8,500,000	3.000	09/22/28	8,504,590
	Winterfell Financing S.a.r.l. (NR/NR)(b) (3M EURIBOR + 3.500%)
EUR	3,000,000	3.500	05/04/28	3,445,095

				86,671,948

Capital Goods(b) – 0.7%
	Engineered Machinery Holdings, Inc. (NR/B2) (3M LIBOR + 3.750%)
	1,550,000	3.750	05/05/28	1,791,241
	Engineered Machinery Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
	$5,683,320	4.500	05/19/28	5,666,725
	Gates Global LLC (B+/B1) (1M LIBOR + 2.500%)
	5,855,970	3.250	03/31/27	5,843,556
	Rough Country LLC (NR/NR)
	(3M LIBOR + 3.500%)
	5,575,000	4.250	07/26/28	5,561,062
	(3M LIBOR + 6.750%)
	1,650,000	7.500	07/26/29	1,643,813

				20,506,397

Bank Loans(a) – (continued)
Chemicals – 3.6%
	Ascend Performance Materials Operations LLC (BB-/B1)(b) (3M LIBOR + 4.750%)
	2,829,741	5.500	08/27/26	2,861,123
	ASP Unifrax Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	2,815,322	3.882	12/12/25	2,774,866
	ASP Unifrax Holdings, Inc. (CCC+/Caa3)(b) (1M LIBOR + 8.500%)
	1,975,000	8.584	12/14/26	1,947,014
	Consolidated Energy Finance SA (B+/B1)(b)(6M LIBOR + 2.500%)
	7,320,931	2.657	05/07/25	7,192,814
	Cyanco Intermediate Corp. (B/B2)(b) (1M LIBOR + 3.500%)
	8,235,943	3.587	03/16/25	8,199,952
	Element Solutions, Inc. (BBB-/Ba1)(b) (1M LIBOR + 2.000%)
	3,145,058	2.084	01/31/26	3,139,177
	Hexion, Inc. (BB-/Ba3)(b) (3M LIBOR + 3.500%)
	4,541,069	3.650	07/01/26	4,541,069
	Illuminate Buyer LLC (B+/B1)(b) (1M LIBOR + 3.500%)
	9,639,352	3.584	06/30/27	9,619,303
	INEOS Enterprises Holdings US Finco LLC (BB/Ba3)(b) (3M LIBOR + 3.500%)
	6,727,349	4.500	08/28/26	6,738,584
	INEOS Styrolution US Holding LLC (NR/NR)(b) (1M LIBOR + 2.750%)
	4,688,250	3.250	01/29/26	4,688,250
	Innophos, Inc. (B+/B1)(b) (1M LIBOR + 3.750%)
	5,391,754	3.834	02/07/27	5,398,494
	LSF11 A5 Holdco LLC (NR/NR)(c)
	3,000,000	4.250	09/30/28	3,003,750
	LSF11 Skyscraper Holdco S.a r.l. (NR/NR)(b) (3M LIBOR + 3.500%)
	3,731,273	4.250	09/29/27	3,733,624
	NIC Acquisition Corp. (NR/B3)(b) (3M LIBOR + 3.750%)
	3,756,125	4.500	12/29/27	3,751,430
	Polar US Borrower LLC (B-/B3)(b) (3M LIBOR + 3.750%)
	4,256,790	4.874	10/15/25	4,246,148
	PQ Corporation (BB-/B1)(c)
	4,638,375	3.250	06/09/28	4,639,349
	Starfruit Finco B.V. (B+/B2)(b) (1M LIBOR + 2.750%)
	11,589,245	2.832	10/01/25	11,505,223
	Trinseo Materials Operating S.C.A. (BB-/Ba2)(b) (1M LIBOR + 2.500%)
	6,184,500	2.584	05/03/28	6,161,308
	Tronox Finance LLC (BB-/Ba3)(b) (3M LIBOR + 2.250%)
	1,576,495	2.382	03/13/28	1,569,322
	WR Grace & Co-Conn (NR/NR)(c)
	6,750,000	4.250	09/22/28	6,771,127

				102,481,927

Coal(b) – 0.4%
	Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	11,417,506	5.000	10/13/25	11,438,971

Commercial Services – 4.6%
	AlixPartners LLP (B+/B1)(b) (1M LIBOR + 2.750%)
	4,179,000	3.250	02/04/28	4,166,212
	Allied Universal Holdco LLC (B/B2)(b) (3M LIBOR + 3.750%)
	7,968,636	4.250	05/12/28	7,972,222

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
	Allied Universal Holdco LLC (B/WR)(b) (3M EURIBOR + 3.750%)
EUR	675,000	3.750%	04/07/28	$779,689
	Amentum Government Services Holdings LLC (B/B1)(b)
	(1M LIBOR + 3.500%)
	$3,517,495	3.584	01/29/27	3,508,701
	(3M LIBOR + 4.750%)
	9,129,125	5.500	01/29/27	9,181,617
	Ankura Consulting Group LLC (B-/B2)(b) (1M LIBOR + 4.500%)
	3,035,285	5.250	03/17/28	3,042,873
	Ankura Consulting Group LLC (CCC/Caa2)(b) (1M LIBOR + 8.000%)
	600,000	8.750	03/12/29	609,000
	Anticimex International AB (NR/NR)(c)
	6,550,000	4.000	07/21/28	6,530,874
	APX Group, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	7,000,000	4.000	07/10/28	6,975,920
	AQ Carver Buyer, Inc. (B/B2)(b) (3M LIBOR + 5.000%)
	2,156,000	6.000	09/23/25	2,156,000
	Avis Budget Car Rental LLC (BB-/Ba2)(b) (1M LIBOR + 1.750%)
	1,993,690	1.840	08/06/27	1,948,414
	CAB (NR/NR)(b) (3M EURIBOR + 3.750%)
EUR	1,350,000	3.750	02/09/28	1,562,600
	Conservice Midco LLC (B/B2)(b) (3M LIBOR + 4.250%)
	$6,317,746	4.382	05/13/27	6,321,726
	CoreLogic, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	6,900,000	4.000	06/02/28	6,891,375
	Da Vinci Purchaser Corp. (B/B2)(b) (1M LIBOR + 4.000%)
	6,039,421	5.000	01/08/27	6,060,196
	Fleet U.S. Bidco, Inc. (B+/B2)(b) (1M LIBOR + 3.000%)
	5,500,393	3.084	10/07/26	5,435,103
	Fly Funding II S.a.r.l. (BB+/Ba3)(b) (3M LIBOR + 6.000%)
	2,769,688	7.000	10/08/25	2,773,150
	Garda World Security Corp. (NR/B1)(b) (1M LIBOR + 4.250%)
	4,450,000	4.340	10/30/26	4,453,338
	Holding Socotec (NR/NR)(c)
EUR	1,025,000	0.000	06/02/28	1,188,698
	Holding Socotec (NR/NR)(b)
	$2,675,000	5.000	06/02/28	2,670,533
	IRB Holding Corp. (B/B2)(b)
	(3M LIBOR + 2.750%)
	5,609,392	3.750	02/05/25	5,599,463
	(3M LIBOR + 3.250%)
	10,870,514	4.250	12/15/27	10,884,102
	Packers Holdings LLC (B-/B2)(b) (3M LIBOR + 3.250%)
	7,738,372	4.000	03/09/28	7,698,055
	Trans Union LLC (BBB-/Ba2)(b) (1M LIBOR + 1.750%)
	2,328,342	1.834	11/16/26	2,312,695
	Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3)(b) (3M LIBOR + 6.750%)
	1,214,771	6.882	05/29/26	1,041,156
	Verisure Holding AB (NR/NR)(c)
EUR	9,250,000	3.250	03/27/28	10,645,734
	Verscend Holding Corp. (B+/B2)(b) (1M LIBOR + 4.000%)
	10,217,643	4.084	08/27/25	10,226,124

				132,635,570

Bank Loans(a) – (continued)
Construction Machinery(b) – 0.1%
	Welbilt, Inc. (B-/B2) (1M LIBOR + 2.500%)
	2,147,500	2.584	10/23/25	2,140,349

Consumer Cyclical Services(b) – 2.1%
	Asurion LLC (B/B3)
	(1M LIBOR + 5.250%)
	4,825,000	5.334	01/31/28	4,807,920
	(1M LIBOR + 5.250%)
	2,500,000	5.334	01/20/29	2,486,875
	Asurion LLC (B+/Ba3)
	(1M LIBOR + 3.000%)
	6,179,382	3.084	11/03/24	6,109,864
	(1M LIBOR + 3.125%)
	2,136,098	3.209	11/03/23	2,122,748
	(1M LIBOR + 3.250%)
	5,967,469	3.334	12/23/26	5,875,808
	FCG Acquisitions Inc (B-/B2) (3M LIBOR + 3.750%)
	334,578	3.750	03/31/28	333,323
	GT Polaris, Inc. (NR/B2) (3M LIBOR + 3.750%)
	6,041,453	4.500	09/24/27	6,041,453
	KAR Auction Services, Inc. (B/Ba3) (1M LIBOR + 2.250%)
	3,443,658	2.375	09/19/26	3,357,567
	KUEHG Corp. (CCC+/B3) (3M LIBOR + 3.750%)
	3,656,858	4.750	02/21/25	3,619,266
	Prime Security Services Borrower LLC (BB-/Ba3)(6M LIBOR + 2.750%)
	6,394,536	3.500	09/23/26	6,385,073
	The Hertz Corp. (B+/B2) (1M LIBOR + 3.500%)
	8,770,898	4.000	06/30/28	8,772,301
	The Hertz Corp. (BB-/B2) (1M LIBOR + 3.500%)
	1,657,120	4.000	06/30/28	1,657,385
	USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.500%)
	2,743,544	4.250	05/12/28	2,740,115
	WEX Inc. (BB-/Ba2) (1M LIBOR + 2.250%)
	2,338,250	2.334	03/31/28	2,327,214
	WW International, Inc. (BB-/Ba3) (1M LIBOR + 3.500%)
	4,663,313	4.000	04/13/28	4,654,592

				61,291,504

Consumer Cyclical Services – Business – 1.2%
	Guidehouse LLP (B/B2)(b) (1M LIBOR + 4.000%)
	5,314,528	4.084	05/01/25	5,317,876
	Sabre GLBL, Inc. (B/Ba3)(b) (1M LIBOR + 2.000%)
	3,335,748	2.084	02/22/24	3,293,451
	Science Applications International Corp. (BB+/Ba1)(b) (1M LIBOR + 1.875%)
	1,625,000	1.959	03/12/27	1,620,938
	Stats Intermediate Holdings LLC (B-/B2)(b) (3M LIBOR + 5.250%)
	5,779,121	5.374	07/10/26	5,752,017
	Tempo Acquisition LLC (BB-/Ba3)(b) (1M LIBOR + 3.250%)
	6,389,937	3.750	11/02/26	6,399,266
	The House of HR (NR/NR)(c)
EUR	2,475,000	3.750	07/27/26	2,860,150
	USS Ultimate Holdings, Inc. (B-/B1)(b) (1M LIBOR + 3.750%)
	$5,669,675	4.750	08/25/24	5,687,875

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – Business – (continued)
	USS Ultimate Holdings, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.750%)
	$3,225,000	8.750%	08/25/25	$3,229,031

				34,160,604

Consumer Products – Household & Leisure – 1.4%
	Coty, Inc. (B/B1)(b) (1M LIBOR + 2.250%)
	5,454,907	2.333	04/07/25	5,349,246
	Diamond (BC) B.V. (NR/NR)(c)
	7,000,000	3.500	09/29/28	7,004,830
	Hunter Fan Co. (B/B2)(b) (3M LIBOR + 5.000%)
	4,600,000	5.750	04/09/28	4,591,398
	Kronos Acquisition Holdings, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
	4,396,290	3.834	12/22/26	4,283,261
	Proampac PG Borrower LLC (B-/B2)(b) (3M LIBOR + 3.750%)
	13,059,376	4.500	11/03/25	13,075,700
	The Hillman Group, Inc. (NR/B1)(b) (3M LIBOR + 1.375%)
	604,980	1.375	07/14/28	605,207
	The Hillman Group, Inc. (B+/B1)(b) (1M LIBOR + 2.750%)
	5,033,845	3.250	07/14/28	5,026,295

				39,935,937

Consumer Products – Non Durable(b) – 0.1%
	HLF Financing S.a.r.l. (BB+/Ba1) (1M LIBOR + 2.500%)
	3,200,867	2.584	08/18/25	3,183,518

Distributor(b) – 0.1%
	UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	3,938,675	3.834	08/13/26	3,943,599

Diversified Financial Services – 3.5%
	Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	5,666,839	4.584	07/31/26	5,672,620
	Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 2.500%)
	9,092,405	2.584	02/02/28	9,004,754
	CQP Holdco LP (NR/NR)(b) (1M LIBOR + 3.750%)
	8,927,625	4.250	06/05/28	8,897,896
	DLG Acquisitions Ltd. (NR/NR)(b)(6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	2,108,704
	DRW Holdings LLC (BB-/B1)(b) (1M LIBOR + 3.750%)
	$6,000,000	3.834	03/01/28	5,974,980
	Edelman Financial Center LLC (NR/B2)(b) (1M LIBOR + 3.500%)
	6,683,528	4.250	04/07/28	6,667,889
	FinCo I LLC (BB/Baa3)(b) (1M LIBOR + 2.500%)
	3,212,773	2.584	06/27/25	3,198,444
	First Eagle Holdings, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
	3,909,519	2.632	02/01/27	3,866,944
	Fiserv Investment Solutions, Inc. (B/B2)(b) (3M LIBOR + 4.000%)
	2,521,466	4.155	02/18/27	2,522,248
	GBT Group Services B.V. (B-/NR)(b) (1M LIBOR + 2.500%)
	3,522,762	2.586	08/13/25	3,149,948
	KREF Holdings X LLC (BB-/Ba2)(b) (3M LIBOR + 4.750%)
	2,337,736	5.750	08/05/27	2,337,736
	Luna III S.a r.l. (NR/NR)(c)
EUR	6,000,000	0.000	09/30/28	6,897,974
	MHI Holdings LLC (B/B2)(b) (1M LIBOR + 5.000%)
	$3,037,198	5.084	09/21/26	3,050,106

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
	NFP Corp. (B/B1)(b) (1M LIBOR + 3.250%)
	5,639,894	3.334	02/15/27	5,577,460
	Paysafe Holdings (US) Corp (B+/B1)(b) (3M LIBOR + 2.750%)
	7,905,188	3.250	06/28/28	7,812,302
	Radar Bidco S.a.r.l. (NR/NR)(b)(6M EURIBOR + 9.000%)
EUR	1,207,956	9.000	12/16/24	1,469,785
	Superannuation and Investments US LLC (NR/NR)(c)
	$2,950,000	4.250	09/24/28	2,931,562
	Syncapay, Inc. (B/B2)(b) (3M LIBOR + 6.500%)
	4,562,813	7.500	12/10/27	4,574,219
	VFH Parent LLC (B+/Ba3)(b) (1M LIBOR + 3.000%)
	4,719,766	3.082	03/01/26	4,711,318
	Victory Capital Holdings, Inc. (BB-/Ba2)(b) (3M LIBOR + 2.250%)
	3,429,325	2.395	07/01/26	3,416,465
	Zebra Buyer LLC (NR/NR)(c)
	7,525,000	3.750	04/21/28	7,545,167

				101,388,521

Diversified Manufacturing – 2.0%
	Apex Tool Group LLC (CCC+/B3)(b) (1M LIBOR + 5.250%)
	8,798,686	6.500	08/01/24	8,800,886
	Canada Goose, Inc. (BB/B2)(b) (3M LIBOR + 3.500%)
	1,637,645	4.250	10/07/27	1,639,692
	Dynacast International LLC (NR/NR)(b) (3M LIBOR + 4.750%)
	7,138,585	5.750	07/22/25	7,156,431
	Fluid-Flow Products, Inc. (B-/B2)(b)
	(3M LIBOR + 3.750%)
	990,007	4.250	03/31/28	987,493
	(3M LIBOR + 3.750%)
	5,425,403	4.250	03/31/28	5,411,839
	Gardner Denver, Inc. (BB+/Ba2)(b) (1M LIBOR + 1.750%)
	1,484,362	1.834	03/01/27	1,463,329
	Klockner-Pentaplast of America, Inc. (NR/B2)(b)(6M LIBOR + 4.750%)
	2,736,250	5.250	02/12/26	2,741,394
	KP Germany Erste GmbH (NR/B2)(b)(6M EURIBOR + 4.750%)
EUR	3,425,000	4.750	02/04/26	3,926,961
	Robertshaw US Holding Corp. (CCC-/Caa3)(b) (1M LIBOR + 8.000%)
	$4,650,000	9.000	02/28/26	4,010,625
	Rohm Holding GmbH (B-/B3)(b)(6M LIBOR + 4.750%)
	5,280,226	4.904	07/31/26	5,271,408
	Titan Acquisition Ltd. (B-/B2)(b) (3M LIBOR + 3.000%)
	12,114,987	3.167	03/28/25	11,886,498
	Waterlogic Holdings Limited (B/B3)(c)
	3,000,000	4.750	08/04/28	2,998,140

				56,294,696

Electrical(b) – 0.8%
	Calpine Corp. (BB+/Ba2)
	(1M LIBOR + 2.000%)
	1,225,000	2.084	08/12/26	1,209,455
	(1M LIBOR + 2.500%)
	2,342,626	2.590	12/16/27	2,336,371
	LMBE-MC Holdco II LLC (BB-/Ba3) (3M LIBOR + 4.000%)
	1,758,107	5.000	12/03/25	1,674,597

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Electrical(b) – (continued)
	Lonestar II Generation Holdings LLC (B/B1)
	(1M LIBOR + 5.000%)
	$3,092,951	5.084%	04/20/26	$3,061,248
	(1M LIBOR + 5.000%)
	404,463	5.084	04/20/26	400,317
	Pike Corporation (B/Ba3) (1M LIBOR + 3.000%)
	4,530,822	3.090	01/21/28	4,527,741
	Talen Energy Supply LLC (B+/B1) (1M LIBOR + 3.750%)
	10,248,676	3.834	07/08/26	9,537,725

				22,747,454

Electrical Components & Equipment(b) – 0.1%
	Energizer Holdings, Inc. (NR/NR) (1M LIBOR + 2.250%)
	2,810,875	2.750	12/22/27	2,807,361

Electrical Equipment – 0.5%
	Brookfield WEC Holdings, Inc. (B/B2)(b) (1M LIBOR + 2.750%)
	12,853,078	3.250	08/01/25	12,758,094
	Centuri Group, Inc (NR/NR)(c)
	2,725,000	3.000	08/27/28	2,722,738

				15,480,832

Electrical Utilities(b) – 0.3%
	Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 3.000%)
	7,976,420	3.500	06/23/25	7,834,360

Electronics(b) – 0.3%
	Ingram Micro, Inc. (BB-/B1) (3M LIBOR + 3.500%)
	6,458,813	4.000	06/30/28	6,471,730
	TTM Technologies, Inc. (BB+/Ba1) (1M LIBOR + 2.500%)
	2,000,000	2.586	09/28/24	2,000,840

				8,472,570

Energy(b) – 0.3%
	WIN Waste Innovations Holdings, Inc. (B+/B1) (3M LIBOR + 2.750%)
	7,082,250	3.250	03/24/28	7,073,397

Engineering & Construction(b) – 0.4%
	Brown Group Holding LLC (B+/B1) (3M LIBOR + 2.750%)
	9,110,223	3.250	06/07/28	9,098,835
	Rockwood Service Corp. (B/B2) (1M LIBOR + 4.000%)
	1,477,500	4.084	01/23/27	1,478,431

				10,577,266

Entertainment – 1.5%
	Allen Media LLC (NR/NR)(c)
	256,500	5.500	02/10/27	256,100
	1,550,000	5.632	02/10/27	1,547,582
	Allen Media LLC (NR/Ba3)(c)
	282,141	5.500	02/10/27	281,701
	Allen Media LLC (BB-/WR)(b) (3M LIBOR + 5.500%)
	6,879,272	5.632	02/10/27	6,868,540
	AMC Entertainment Holdings, Inc. (B-/Caa2)(b) (1M LIBOR + 3.000%)
	3,757,654	3.083	04/22/26	3,477,935
	Crown Finance US, Inc. (B-/B3)(b) (3M LIBOR + 8.250%)
	484,517	8.250	05/23/24	597,371

Bank Loans(a) – (continued)
Entertainment – (continued)
	Crown Finance US, Inc. (CCC/Caa2)(b)
	(3M LIBOR + 2.750%)
	2,829,054	3.750	09/30/26	2,305,679
	(6M LIBOR + 2.500%)
	4,625,363	3.500	02/28/25	3,801,771
	GVC Holdings (Gibraltar) Ltd. (NR/NR)(b) (3M LIBOR + 2.250%)
	2,942,625	3.000	03/16/27	2,937,122
	Motion Finco S.a.r.l. (CCC+/B2)(b)
	(3M LIBOR + 3.250%)
	6,223,026	3.382	11/12/26	6,012,999
	(3M LIBOR + 3.250%)
	792,845	3.382	11/12/26	766,086
	PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 2.500%)
	4,789,077	2.584	05/29/26	4,768,723
	SeaWorld Parks & Entertainment, Inc. (BB-/Ba3)(b) (1M LIBOR + 3.000%)
	6,380,130	3.500	08/25/28	6,352,248
	Vue International Bidco PLC (CCC+/Caa1)(b)(6M EURIBOR + 4.750%)
EUR	2,286,096	4.750	07/03/26	2,488,101
	WMG Acquisition Corp. (BB+/Ba3)(b) (1M LIBOR + 2.125%)
	$1,136,053	2.209	01/20/28	1,129,192

				43,591,150

Environmental(b) – 0.6%
	EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	4,222,285	4.750	05/09/25	4,211,730
	GFL Environmental, Inc. (BB-/Ba3) (3M LIBOR + 3.000%)
	4,543,829	3.500	05/30/25	4,549,508
	Innovative Water Care Global Corp. (B-/Caa1) (3M PRIME + 4.000%)
	4,894,698	7.250	02/27/26	4,874,826
	Northstar Group Services, INC. (B/B2)(d) (1M LIBOR + 5.500%)
	4,164,723	6.500	11/12/26	4,175,135

				17,811,199

Food & Beverages – 1.2%
	CHG PPC Parent LLC (B/B2)(b) (1M LIBOR + 2.750%)
	2,567,379	2.834	03/31/25	2,552,951
	Chobani LLC (B-/B1)(b) (1M LIBOR + 3.500%)
	6,359,940	4.500	10/20/27	6,369,034
	Froneri International Ltd. (B+/B1)(b)
	(1M LIBOR + 2.250%)
	5,135,000	2.334	01/29/27	5,070,812
	(6M EURIBOR + 2.375%)
EUR	1,100,000	2.375	01/29/27	1,244,981
	Kouti B.V. (NR/NR)(c)
	3,550,000	0.000	07/01/28	4,103,918
	Post Holdings, Inc. (B+/B2)(b) (1M LIBOR + 4.000%)
	$5,608,499	4.750	10/21/24	5,628,128
	Sigma Bidco B.V. (NR/NR)(b) (6M LIBOR + 3.000%)
	4,440,483	3.160	07/02/25	4,358,157
	Sunshine Investments B.V. (B+/B1)(b)
	(3M EURIBOR + 2.750%)
EUR	525,000	2.750	03/28/25	603,457

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverages – (continued)
	(3M LIBOR + 2.750%)
	$5,137,728	2.874%	03/28/25	$5,100,788

				35,032,226

Food & Drug Retailing(b) – 0.4%
	United Natural Foods, Inc. (B/B2) (1M LIBOR + 3.500%)
	7,208,016	3.584	10/22/25	7,199,727
	US Foods, Inc. (BB-/B3)
	(1M LIBOR + 1.750%)
	1,630,744	1.834	06/27/23	1,620,552
	(1M LIBOR + 2.000%)
	1,734,287	2.084	09/13/26	1,710,007

				10,530,286

Gaming(b) – 1.0%
	Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	6,882,661	2.834	12/23/24	6,837,786
	Penn National Gaming, Inc. (BB-/Ba3) (1M LIBOR + 2.250%)
	1,660,694	3.000	10/15/25	1,657,472
	Scientific Games International, Inc. (B+/B1) (1M LIBOR + 2.750%)
	9,634,557	2.834	08/14/24	9,587,637
	The Stars Group Holdings B.V. (BBB-/Ba1) (3M LIBOR + 2.250%)
	6,985,206	3.632	07/21/26	6,959,011
	UFC Holdings LLC (B/B2) (6M LIBOR + 2.750%)
	2,344,230	3.500	04/29/26	2,337,713

				27,379,619

Health Care – Pharmaceuticals(b) – 1.5%
	Amedes Holding AG (B/B2) (1M EURIBOR + 3.000%)
EUR	3,010,720	3.000	06/08/26	3,476,272
	Bausch Health Cos., Inc. (BB/Ba2)
	(1M LIBOR + 2.750%)
	$1,915,483	2.834	11/27/25	1,909,737
	(1M LIBOR + 3.000%)
	7,247,046	3.084	06/02/25	7,236,175
	Endo Luxembourg Finance Co. I S.a.r.l. (B-/B3) (3M LIBOR + 5.000%)
	5,203,592	6.000	03/27/28	5,079,278
	Grifols Worldwide Operations USA, Inc. (BB/Ba3)(1 Week LIBOR + 2.000%)
	4,862,282	2.072	11/15/27	4,781,228
	Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M LIBOR + 3.500%)
	12,468,750	4.000	05/05/28	12,482,840
	Organon & Co. (BB/Ba2) (3M LIBOR + 3.000%)
	8,977,500	3.500	06/02/28	8,991,954

				43,957,484

Health Care – Services – 3.9%
	Air Methods Corp. (B/B2)(b) (3M LIBOR + 3.500%)
	2,035,431	4.500	04/22/24	2,016,665
	Biogroup-LCD (NR/NR)(b)(6M EURIBOR + 3.500%)
EUR	3,875,000	3.500	01/28/28	4,464,278
	Change Healthcare Holdings LLC (B+/B1)(b) (3M LIBOR + 2.500%)
	$2,537,693	3.500	03/01/24	2,534,647

Bank Loans(a) – (continued)
Health Care – Services – (continued)
	Envision Healthcare Corp. (CCC+/Caa1)(b) (1M LIBOR + 3.750%)
	$10,310,034	3.834	10/10/25	9,150,155
	ExamWorks Group, Inc. (B/B1)(b) (1M LIBOR + 3.250%)
	4,748,203	4.250	07/27/23	4,747,206
	Gentiva Health Services, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.750%)
	3,148,192	2.875	07/02/25	3,146,869
	Global Medical Response, Inc. (B/B2)(b)
	(3M LIBOR + 4.750%)
	6,093,027	5.750	10/02/25	6,111,306
	(6M LIBOR + 4.250%)
	2,995,536	5.250	03/14/25	3,004,522
	Help At Home, Inc. (B-/B1)(b) (3M LIBOR + 5.000%)
	3,225,628	6.000	10/29/27	3,225,628
	IQVIA, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	1,500,967	1.834	01/17/25	1,495,714
	Iris BidCo GmbH (NR/NR)(b) (3M EURIBOR + 5.000%)
EUR	3,850,000	5.000	05/31/28	4,465,222
	Lonza Group AG (NR/NR)(c) (3M LIBOR + 4.000%)
	$7,331,625	4.750	07/03/28	7,351,274
	Matrix Medical Network of Arizona LLC (B/B2)(b) (1M LIBOR + 4.500%)
	1,419,000	4.584	02/17/25	1,419,000
	Medline Industries, Inc. (NR/NR)(c)
	3,000,000	3.750	09/20/28	2,996,250
	Onex TSG Intermediate Corp. (B/B2)(b) (3M LIBOR + 4.750%)
	3,341,625	5.500	02/28/28	3,365,852
	Parexel International Corp. (B-/B2)(b) (1M LIBOR + 2.750%)
	3,380,275	2.834	09/27/24	3,377,402
	PPD, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.000%)
	6,417,750	2.500	01/13/28	6,404,401
	RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	14,349,810	3.835	11/16/25	14,322,976
	Sotera Health Holdings LLC (BB-/B1)(b) (1M LIBOR + 2.750%)
	8,150,000	3.250	12/11/26	8,122,860
	Team Health Holdings, Inc. (B-/B3)(b) (1M LIBOR + 2.750%)
	9,631,199	3.750	02/06/24	9,366,341
	U.S. Renal Care, Inc. (B-/B2)(b)
	(1M LIBOR + 5.000%)
	5,988,281	5.084	06/26/26	5,975,166
	(1M LIBOR + 5.500%)
	2,800,000	6.500	06/26/26	2,806,132
	Vizient, Inc. (BB/Ba2)(b) (1M LIBOR + 2.000%)
	1,962,342	2.084	05/06/26	1,951,922
	WP CityMD Bidco LLC (B/B1)(b)(6M LIBOR + 3.750%)
	1,424,734	4.500	08/13/26	1,428,495

				113,250,283

Healthcare Providers & Services(b) – 0.7%
	Help At Home, Inc. (B-/B1) (1M LIBOR + 5.000%)
	409,164	6.000	10/29/27	409,164
	ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M LIBOR + 2.500%)
	8,624,260	3.000	07/03/28	8,651,772
	Insulet Corp. (B+/Ba3) (1M LIBOR + 3.250%)
	9,476,250	3.750	05/04/28	9,492,075

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Healthcare Providers & Services(b) – (continued)
	MedRisk, Inc. (B/B2) (1M LIBOR + 3.750%)
	$1,750,000	4.500%	05/10/28	$1,746,570

				20,299,581

Home Construction – 1.0%
	Core & Main LP (B+/Ba3)(b) (1M LIBOR + 2.500%)
	4,019,872	2.586	07/27/28	3,999,773
	Foundation Building Materials Holding Co. LLC (B/B2)(b) (3M LIBOR + 3.250%)
	6,059,813	3.750	02/03/28	6,015,455
	Park River Holdings, Inc. (B-/B1)(b) (3M LIBOR + 3.250%)
	4,137,313	4.000	12/28/27	4,119,232
	Sabre GLBL Inc. (B/Ba3)(c)
	3,984,289	4.000	12/17/27	3,960,622
	2,499,461	4.000	12/17/27	2,484,614
	SRS Distribution Inc. (B-/B3)(b) (3M LIBOR + 3.750%)
	8,975,000	4.250	06/02/28	8,971,231

				29,550,927

Household Products(b) – 0.1%
	Reynolds Consumer Products, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	2,591,364	1.834	02/04/27	2,583,434

Household Products(c) – 0.2%
	Springs Windows Fashions LLC (NR/NR)
	6,975,000	4.750	09/17/28	6,918,363

Insurance – 2.4%
	Acrisure LLC (B/B2)(b) (3M LIBOR + 3.500%)
	14,080,525	3.632	02/15/27	13,936,763
	Alliant Holdings Intermediate LLC (B/B2)(b) (1M LIBOR + 3.250%)
	5,452,577	3.334	05/09/25	5,411,683
	Alliant Holdings Intermediate LLC (NR/B2)(b) (1M LIBOR + 3.250%)
	4,754,184	3.334	05/09/25	4,715,295
	AssuredPartners, Inc. (B/B1)(b)
	(1M LIBOR + 3.500%)
	9,354,188	3.584	02/12/27	9,291,795
	(1M LIBOR + 3.500%)
	992,475	4.000	02/12/27	990,738
	Baldwin Risk Partners LLC (B/B2)(b) (1M LIBOR + 3.500%)
	1,421,438	4.000	10/14/27	1,417,003
	HUB International Ltd. (B/B2)(b) (3M LIBOR + 2.750%)
	6,105,721	2.875	04/25/25	6,044,054
	Hyperion Insurance Group Ltd. (B/B2)(c)
EUR	723,178	0.000	12/20/24	834,033
	$1,925,000	4.000	11/12/27	1,921,400
	OneDigital Borrower LLC (B/B3)(b)
	(3M LIBOR + 4.500%)
	1,822,584	5.250	11/16/27	1,827,906
	(3M LIBOR + 5.250%)
	37,598	5.250	11/16/27	37,431
	Ryan Specialty Group LLC (BB-/B1)(b) (1M LIBOR + 3.000%)
	1,463,910	3.750	09/01/27	1,462,446
	Sedgwick Claims Management Services, Inc. (B/B2)(b)
	(1M LIBOR + 3.250%)
	6,064,372	3.334	12/31/25	6,014,159

Bank Loans(a) – (continued)
Insurance – (continued)
	(1M LIBOR + 4.250%)
	269,500	5.250	09/03/26	269,740
	Siaci Saint Honore (NR/NR)(c)
EUR	3,200,000	0.000	07/22/28	3,703,013
	USI, Inc. (B/B2)(b)
	(3M LIBOR + 3.000%)
	$9,452,297	3.132	05/16/24	9,383,106
	(3M LIBOR + 3.250%)
	1,994,932	3.382	12/02/26	1,980,589

				69,241,154

Internet(b) – 0.2%
	Adevinta ASA (NR/NR)
	(3M EURIBOR + 3.250%)
EUR	1,250,000	3.250	06/26/28	1,445,823
	(3M LIBOR + 3.000%)
	$947,625	3.750	06/26/28	947,625
	Voyage Australia Pty Ltd. (BB-/B1) (3M LIBOR + 3.500%)
	2,350,000	4.000	07/20/28	2,347,063

				4,740,511

Leisure Time(b) – 0.5%
	Alterra Mountain Co. (B/B2) (1M LIBOR + 3.500%)
	8,295,655	4.000	08/17/28	8,264,547
	Amer Sports Oyj (NR/NR)(6M EURIBOR + 4.500%)
EUR	5,225,000	4.500	03/30/26	6,050,986

				14,315,533

Lodging – 0.3%
	Four Seasons Hotels Ltd. (BB+/Ba3)(b) (1M LIBOR + 2.000%)
	$1,929,740	2.087	11/30/23	1,922,504
	Hilton Grand Vacations Borrower LLC (BB/Ba1)(c)
	6,675,000	3.500	08/02/28	6,690,019

				8,612,523

Machinery(b) – 0.6%
	Cimpress PLC (BB/Ba3) (1M LIBOR + 3.500%)
	8,827,875	4.000	05/17/28	8,825,138
	Clark Equipment Co. (BB/Ba3)
	(3M LIBOR + 1.835%)
	2,411,598	1.967	05/18/24	2,389,363
	(3M LIBOR + 2.250%)
	995,000	2.382	05/18/24	993,139
	Shape Technologies Group, Inc. (CCC+/Caa2) (1M LIBOR + 3.000%)
	2,847,291	3.084	04/21/25	2,631,723
	Star US Bidco LLC (B-/B3) (1M LIBOR + 4.250%)
	2,237,925	5.250	03/17/27	2,241,662

				17,081,025

Machinery-Diversified – 0.6%
	GrafTech Finance, Inc. (BB/Ba3)(b) (1M LIBOR + 3.000%)
	2,336,210	3.500	02/12/25	2,336,210
	Vertical Midco GmbH (B+/WR)(b)(6M LIBOR + 3.500%)
	7,238,379	4.404	07/30/27	7,248,440
	Vertical US Newco Inc (B+/B1)(c)
	6,228,148	4.000	07/29/27	6,236,805

				15,821,455

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – 0.6%
Banijay Entertainment S.A.S (B/B1)(b) (1M LIBOR + 3.750%)
$8,892,650	3.833%	03/01/25	$8,870,418
Mission Broadcasting, Inc. (BBB-/Ba2)(c)
2,892,750	2.500	05/26/28	2,880,109
Radiate Holdco LLC (B/B1)(b) (1M LIBOR + 3.500%)
3,905,537	4.250	09/25/26	3,899,913
Univision Communications Inc. (B+/B2)(b) (1M LIBOR + 3.250%)
1,893,084	4.000	03/15/26	1,889,658

			17,540,098

Media – Broadcasting & Radio(b) – 1.3%
Ascend Learning LLC (B-/B1) (1M LIBOR + 3.000%)
2,443,687	4.000	07/12/24	2,441,512
Cumulus Media New Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
6,502,934	4.750	03/31/26	6,486,677
Diamond Sports Group LLC (CCC/Caa1) (1M LIBOR + 3.250%)
2,721,199	3.340	08/24/26	1,689,021
Digital Room Holdings, Inc. (B-/B2) (1M LIBOR + 5.000%)
2,961,874	5.084	05/21/26	2,923,370
DirecTV Financing LLC (BB/Ba3) (1M LIBOR + 5.000%)
9,750,000	5.750	07/22/27	9,753,023
Nexstar Broadcasting, Inc. (BBB-/Ba2)
(1M LIBOR + 2.250%)
1,704,381	2.334	01/17/24	1,701,330
(1M LIBOR + 2.500%)
2,221,570	2.586	09/18/26	2,218,238
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
4,283,315	3.334	05/30/25	4,244,294
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
3,200,000	7.084	05/29/26	3,205,344
The E.W. Scripps Co. (BB-/Ba3) (1M LIBOR + 3.000%)
4,010,653	3.750	01/07/28	4,016,228

			38,679,037

Media – Cable(b) – 2.0%
Altice Financing SA (B/B2)
(1M LIBOR + 2.750%)
8,934,416	2.876	07/15/25	8,783,692
(3M LIBOR + 2.750%)
3,997,524	2.900	01/31/26	3,924,569
Charter Communications Operating LLC (BBB-/Ba1) (1M LIBOR + 1.750%)
1,286,869	1.840	02/01/27	1,278,465
Cogeco Communications, Inc. (BB/B1) (1M LIBOR + 2.000%)
3,228,952	2.084	01/03/25	3,198,697
Cogeco Financing 2 LP (BB/B1) (1M LIBOR + 2.500%)
2,500,000	3.000	09/01/28	2,483,325
CSC Holdings LLC (BB/Ba3)
(1M LIBOR + 2.250%)
3,882,045	2.334	07/17/25	3,823,815
(1M LIBOR + 2.500%)
3,885,358	2.584	04/15/27	3,835,975
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
6,383,982	3.084	05/01/26	6,334,762

Bank Loans(a) – (continued)
Media – Cable(b) – (continued)
(1M LIBOR + 3.250%)
5,082,591	3.750	05/01/26	5,080,049
UPC Financing Partnership (BB-/B1) (1M LIBOR + 3.000%)
4,300,000	3.084	01/31/29	4,284,778
Virgin Media Bristol LLC (BB-/Ba3)
(1M LIBOR + 2.500%)
4,858,080	2.584	01/31/28	4,823,491
(1M LIBOR + 3.250%)
3,950,000	3.334	01/31/29	3,948,894
Ziggo Financing Partnership B.V. (B+/B1) (1M LIBOR + 2.500%)
4,500,000	2.584	04/30/28	4,462,515

			56,263,027

Media – Non Cable(b) – 1.7%
Entercom Media Corp. (BB-/Ba3) (1M LIBOR + 2.500%)
2,505,377	2.585	11/18/24	2,466,243
Getty Images, Inc. (B-/B2) (1M LIBOR + 4.500%)
9,186,807	4.625	02/19/26	9,173,394
Gray Television, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
4,650,000	2.586	01/02/26	4,631,400
Hubbard Radio LLC (B/B2) (1M LIBOR + 4.250%)
6,866,231	5.250	03/28/25	6,849,065
Lions Gate Capital Holdings LLC (B+/Ba2) (1M LIBOR + 2.250%)
6,806,570	2.334	03/24/25	6,744,902
Meredith Corp. (BB-/Ba3)
(1M LIBOR + 2.500%)
1,893,413	2.584	01/31/25	1,888,547
(3M LIBOR + 4.250%)
4,073,438	5.250	01/31/25	4,154,906
Metro-Goldwyn-Mayer, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
2,193,467	2.590	07/03/25	2,178,398
Metro-Goldwyn-Mayer, Inc. (CCC+/B3) (1M LIBOR + 4.500%)
1,050,000	5.500	07/03/26	1,048,688
NEP/NCP Holdco, Inc. (B/Caa1) (1M LIBOR + 3.250%)
2,798,022	3.337	10/20/25	2,688,424
NEP/NCP Holdco, Inc. (CCC/Caa3) (1M LIBOR + 7.000%)
3,200,000	7.084	10/19/26	3,056,000
Prometric Holdings, Inc. (B-/B2) (1M LIBOR + 3.000%)
4,768,440	4.000	01/29/25	4,732,677

			49,612,644

Metals & Mining – 0.8%
AMG Advanced Metallurgical Group NV (BB-/B1)(b) (1M LIBOR + 3.000%)
1,637,242	3.084	02/01/25	1,618,135
Anvil International LLC (B-/B3)(b) (1M LIBOR + 5.000%)
6,009,340	5.087	05/28/26	5,964,270
Atkore International, Inc. (BB+/Ba1)(b) (3M LIBOR + 2.000%)
3,869,875	2.500	05/26/28	3,854,163
Crosby US Acquisition Corp. (B-/B2)(b) (1M LIBOR + 4.750%)
3,310,171	4.834	06/26/26	3,307,060
Grinding Media Inc. (NR/NR)(c)
5,775,000	4.750	09/22/28	5,782,219
U.S. Silica Co. (B-/B3)(b) (1M LIBOR + 4.000%)
1,526,517	5.000	05/01/25	1,493,132

			22,018,979

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Miscellaneous Manufacturing(b) – 0.3%
	Momentive Performance Materials, Inc. (B+/B1) (1M LIBOR + 3.250%)
	$9,336,146	3.340%	05/15/24	$9,315,700

Oil Field Services(b) – 0.4%
	Apergy Corp. (BBB-/Ba2)
	(1M LIBOR + 2.500%)
	423,082	2.586	05/09/25	419,558
	(3M LIBOR + 5.000%)
	2,697,142	6.000	06/03/27	2,737,599
	Delek US Holdings, Inc. (BB/B1) (1M LIBOR + 2.250%)
	5,473,346	2.334	03/31/25	5,303,673
	Waterbridge Midstream Operating LLC (CCC+/B3)(6M LIBOR + 5.750%)
	4,109,598	6.750	06/22/26	3,999,502

				12,460,332

Packaging – 3.0%
	Altium Packaging LLC (B+/B2)(b) (1M LIBOR + 2.750%)
	9,659,418	2.834	02/03/28	9,597,308
	Berlin Packaging LLC (B-/B3)(c)
	9,002,438	3.750	03/05/28	8,921,416
	BWAY Holding Co. (B-/B3)(b) (1M LIBOR + 3.250%)
	5,467,516	3.334	04/03/24	5,350,456
	Canister International Group, Inc. (B/B2)(b) (1M LIBOR + 4.750%)
	3,361,888	4.834	12/21/26	3,359,098
	Charter NEX US, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	10,314,524	4.500	12/01/27	10,332,265
	Flex Acquisition Co., Inc. (B/B2)(b)
	(3M LIBOR + 3.000%)
	3,208,111	3.145	06/29/25	3,187,707
	(3M LIBOR + 3.500%)
	4,502,958	4.000	02/23/28	4,492,331
	LABL, Inc. (B/B2)(b)
	(1M EURIBOR + 4.250%)
EUR	3,050,000	4.250	07/01/26	3,537,383
	(1M LIBOR + 4.000%)
	$1,096,657	4.084	07/01/26	1,095,286
	Plaze, Inc. (B/B3)(b) (1M LIBOR + 3.750%)
	1,610,393	4.500	08/03/26	1,607,044
	Pretium PKG Holdings, Inc. (NR/NR)(c)
	2,575,000	4.500	10/02/28	2,576,622
	Pro Mach Group, Inc. (B-/B2)(c)
	4,108,101	5.000	08/31/28	4,125,724
	666,899	5.000	08/31/28	669,760
	Reynolds Group Holdings, Inc. (B+/B1)(b)
	(1M LIBOR + 3.250%)
	5,150,895	3.334	02/05/26	5,112,263
	(3M LIBOR + 3.500%)
	2,375,000	4.000	09/20/28	2,371,437
	Tosca Services LLC (B/B2)(b) (1M LIBOR + 3.500%)
	5,120,976	4.250	08/18/27	5,108,173
	TricorBraun Holdings, Inc. (NR/NR)(c)
	(1M LIBOR + 3.250%)
	5,802,119	3.750	03/03/28	5,766,610
	(3M LIBOR + 3.250%)
	445,899	3.421	03/03/28	442,508

Bank Loans(a) – (continued)
Packaging – (continued)
	Trident TPI Holdings, Inc. (B-/B2)(b)
	(3M LIBOR + 3.000%)
	4,683,850	4.000	10/17/24	4,676,684
	(3M LIBOR + 4.000%)
	3,240,373	4.500	09/15/28	3,243,743

				85,573,818

Paper(b) – 0.5%
	Clearwater Paper Corp. (BB+/Ba1) (1M LIBOR + 3.000%)
	3,891,925	3.125	07/26/26	3,882,195
	Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
	3,900,000	4.500	07/31/26	3,900,000
	Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
	6,245,731	4.084	07/31/26	6,250,915

				14,033,110

Pharmaceuticals(b) – 0.6%
	Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
	8,926,266	4.750	10/01/27	8,939,298
	Horizon Therapeutics USA, Inc. (BB+/Ba1) (1M LIBOR + 2.000%)
	3,333,250	2.500	03/15/28	3,325,517
	ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M LIBOR + 2.500%)
	2,148,740	3.000	07/03/28	2,155,594
	Sunshine Luxembourg VII S.a.r.l. (B-/B2) (3M LIBOR + 3.750%)
	3,691,492	4.500	10/01/26	3,700,721

				18,121,130

Pipelines(b) – 1.7%
	AL NGPL Holdings LLC (B+/Ba3) (3M LIBOR + 3.750%)
	3,950,000	4.750	04/14/28	3,959,875
	BCP Raptor LLC (B/B2) (1M LIBOR + 4.250%)
	1,515,135	5.250	06/24/24	1,509,180
	BCP Raptor LLC (B-/B2) (1M LIBOR + 4.750%)
	2,162,681	4.834	11/03/25	2,137,270
	Buckeye Partners LP (BBB-/Ba1) (1M LIBOR + 2.250%)
	5,392,097	2.334	11/01/26	5,363,196
	Centurion Pipeline Co. LLC (BB/B1)
	(1M LIBOR + 3.250%)
	1,237,667	3.334	09/29/25	1,211,367
	(1M LIBOR + 4.000%)
	1,548,300	4.084	09/28/25	1,519,269
	ITT Holdings LLC (BB/Ba2) (1M LIBOR + 2.750%)
	6,350,000	3.250	07/10/28	6,336,792
	Navitas Midstream Midland Basin LLC (B/B3) (3M LIBOR + 4.000%)
	3,923,058	4.750	12/13/24	3,914,466
	NorthRiver Midstream Finance LP (BB/Ba3) (3M LIBOR + 3.250%)
	4,529,478	3.395	10/01/25	4,517,521
	Oryx Midstream Holdings LLC (B-/B2) (1M LIBOR + 4.000%)
	6,202,312	4.084	05/22/26	6,194,559
	Prairie ECI Acquiror LP (B/B3) (1M LIBOR + 4.750%)
	3,079,942	4.834	03/11/26	2,973,869
	Traverse Midstream Partners LLC (B/B3) (1M LIBOR + 5.500%)
	2,645,386	6.500	09/27/24	2,645,386

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date		Value

Bank Loans(a) – (continued)
Pipelines(c) – (continued)
	Oryx Midstream Services Permian Basin LLC (NR/NR)
	$7,000,000	3.750%		10/05/28		$7,008,750

						49,291,500

Real Estate Investment Trust – 0.6%
	Claros Mortgage Trust, Inc. (B+/Ba3)(c)
	2,792,875	6.000		08/09/26		2,799,857
	Forest City Enterprises LP (B+/B2)(b) (1M LIBOR + 3.500%)
	7,444,300	3.584		12/08/25		7,350,055
	Brookfield Property REIT, Inc. (BB+/B1)(b) (1M LIBOR + 2.500%)
	4,798,829	2.584		08/27/25		4,737,980

						14,887,892

Restaurants(b) – 0.3%
	1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
	9,488,760	1.837		11/19/26		9,366,165

Retailers – 1.9%
	BCPE Empire Holdings, Inc. (B-/B2)
	3,665,655	4.000	(c)	06/11/26		3,641,205
	(1M LIBOR + 4.000%)
	3,310,588	4.500	(b)	06/11/26		3,298,174
	Dealer Tire LLC (B-/B1)(b) (1M LIBOR + 4.250%)
	8,040,557	4.334		12/12/25		8,037,180
	EG America LLC (B-/B3)(b) (3M LIBOR + 4.000%)
	3,950,187	4.147		02/07/25		3,934,742
	EG Group Ltd. (B-/B3)(b)
	(3M LIBOR + 4.000%)
	2,633,534	4.132		02/07/25		2,623,237
	(3M LIBOR + 4.250%)
	4,767,086	4.750		03/31/26		4,762,318
	Great Outdoors Group LLC (BB-/B1)(b) (3M LIBOR + 4.250%)
	4,947,511	5.000		03/06/28		4,962,354
	OEConnection LLC (B-/B2)(b) (1M LIBOR + 4.000%)
	6,977,211	4.084		09/25/26		6,951,046
	Resideo Funding, Inc. (BBB-/Ba2)(b) (3M LIBOR + 2.250%)
	3,720,116	2.750		02/08/28		3,720,116
	Staples, Inc. (B/B2)(b) (3M LIBOR + 5.000%)
	8,883,439	5.126		04/16/26		8,455,435
	TruGreen LP (B/B1)(b) (1M LIBOR + 4.000%)
	2,878,250	4.750		11/02/27		2,877,041
	TruGreen LP (CCC+/Caa1)(b) (3M LIBOR + 8.500%)
	2,200,000	9.500		11/02/28		2,227,500

						55,490,348

Retailing(b) – 0.6%
	Beacon Roofing Supply, Inc. (NR/NR) (1M LIBOR + 2.250%)
	3,134,389	2.334		05/19/28		3,115,113
	Constellation Automotive Limited (NR/NR)
	(3M EURIBOR + 4.000%)
EUR	2,800,000	4.000		06/30/28		3,234,104
	(3M LIBOR + 7.500%)
GBP	700,000	7.550		06/30/29		957,922
	Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 2.750%)
	9,469,156	3.250		10/19/27		9,459,118

						16,766,257

Bank Loans(a) – (continued)
Semiconductors(b) – 0.0%
	Allegro Microsystems, Inc. (BB/B1) (3M LIBOR + 3.750%)
	150,000	4.250		09/30/27		149,625

Services Cyclical – Business Services(b) – 0.3%
	EVO Payments International LLC (B/B1) (1M LIBOR + 3.250%)
	5,427,984	3.340		12/22/23		5,415,554
	Travelport Finance (Luxembourg) S.a.r.l. (B-/B3)(-1X 3M LIBOR + 8.750%)
	3,134,055	3.500		02/28/25		3,248,229

						8,663,783

Software – 0.2%
	Poseidon Intermediate LLC (B/B2)(b) (1M LIBOR + 4.000%)
	3,615,823	4.084		08/18/25		3,614,304
	Press Ganey Holdings, Inc. (B/B2)(c)
	2,793,000	4.500		07/24/26		2,796,491

						6,410,795

Technology(b) – 0.3%
	Vision Solutions, Inc. (B-/B2) (3M LIBOR + 4.250%)
	7,500,000	5.000		04/24/28		7,480,050

Technology – Hardware – 0.5%
	CommScope, Inc. (B/Ba3)(b) (1M LIBOR + 3.250%)
	4,440,650	3.336		04/06/26		4,413,828
	ConnectWise, LLC (NR/NR)(c)
	4,300,000	4.000		09/29/28		4,289,250
	ON Semiconductor Corp. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
	5,034,190	2.084		09/19/26		5,026,035

						13,729,113

Technology – Software – 4.8%
	Ahead Data Blue LLC (NR/B1)(b) (3M LIBOR + 3.750%)
	3,509,132	4.500		10/18/27		3,520,817
	Apttus Corporation (B-/B3)(b) (3M LIBOR + 4.250%)
	3,300,000	5.000		05/08/28		3,312,375
	Aspect Software, Inc. (B-/B2)(b) (3M LIBOR + 5.250%)
	4,563,563	6.000		05/08/28		4,477,996
	Aspect Software, Inc. (CCC+/Caa2)(b) (3M LIBOR + 9.000%)
	1,225,000	9.750		05/07/29		1,215,813
	Banff Merger Sub, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	5,515,714	3.882		10/02/25		5,482,399
	Castle US Holding Corp. (B-/B3)(b) (3M LIBOR + 3.750%)
	10,159,272	3.882		01/29/27		10,068,956
	Cloudera, Inc. (NR/NR)(c)
	8,000,000	4.250		08/10/28		7,985,040
	Cloudera, Inc. (B-/Ba3)(b) (1M LIBOR + 2.500%)
	2,621,399	3.250		12/22/27		2,618,122
	Cornerstone OnDemand, Inc. (B-/Ba3)(b) (1M LIBOR + 3.250%)
	3,582,406	3.334		04/22/27		3,576,603
	Flexera Software LLC (B-/B1)(b) (3M LIBOR + 3.750%)
	4,250,400	4.500		03/03/28		4,251,718
	Go Daddy Operating Co. LLC (BB/Ba1)
	2,000,000	1.750		02/15/24	(c)	1,987,260
	(1M LIBOR + 2.000%)
	1,256,340	2.084		08/10/27	(b)	1,248,488

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software – (continued)
	Idera, Inc. (NR/B2)(b) (1M LIBOR + 3.750%)
	$6,896,859	4.500%	03/02/28	$6,892,583
	Idera, Inc. (CCC/Caa2)(b) (1M LIBOR + 6.750%)
	415,000	7.500	03/02/29	415,000
	Informatica LLC (B-/B1)(b) (1M LIBOR + 3.250%)
	5,810,931	3.334	02/25/27	5,789,140
	ION Trading Finance Limited (B/B3)(b) (3M LIBOR + 4.750%)
	5,710,688	4.917	04/01/28	5,717,141
	ION Trading Technologies S.a.r.l. (B/B3)(b) (3M EURIBOR + 4.250%)
EUR	997,500	4.250	03/26/28	1,156,355
	Ivanti Software, Inc. (B-/B2)(b) (3M LIBOR + 4.750%)
	$1,915,375	5.750	12/01/27	1,918,669
	Magenta Buyer LLC (B/B2)(b) (3M LIBOR + 5.000%)
	8,900,000	5.750	07/27/28	8,897,241
	Peraton Corp. (NR/NR)(b) (1M LIBOR + 7.750%)
	3,450,000	8.500	02/01/29	3,514,688
	Peraton Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
	13,060,684	4.500	02/01/28	13,062,774
	Redstone Buyer LLC (B/B1)(b) (3M LIBOR + 4.750%)
	4,125,000	5.500	04/27/28	4,052,812
	Redstone Buyer LLC (B-/Caa1)(c)
	2,150,000	8.500	04/27/29	2,090,875
	Tibco Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	6,184,471	3.840	06/30/26	6,134,253
	Uber Technologies, Inc. (B+/B1)(b)
	(1M LIBOR + 3.500%)
	6,117,577	3.584	04/04/25	6,115,864
	(1M LIBOR + 3.500%)
	2,792,651	3.584	02/25/27	2,790,333
	VS Buyer LLC (B/B1)(b) (1M LIBOR + 3.000%)
	6,895,074	3.084	02/28/27	6,886,455
	Zelis Healthcare Corp. (B/B2)(b) (1M LIBOR + 3.500%)
	8,609,600	3.586	09/30/26	8,570,427
	ZoomInfo LLC (BB/Ba2)(b) (1M LIBOR + 3.000%)
	4,716,243	3.084	02/02/26	4,716,243

				138,466,440

Technology – Software/Services(b) – 8.7%
	AppLovin Corp. (B+/B1) (1M LIBOR + 3.250%)
	7,551,858	3.334	08/15/25	7,538,869
	Aston Finance Co. S.a.r.l. (B-/B2) (1M LIBOR + 4.250%)
	615,502	4.332	10/09/26	610,885
	Athenahealth, Inc. (B/B2) (3M LIBOR + 4.250%)
	11,579,206	4.377	02/11/26	11,602,365
	Bracket Intermediate Holding Corp. (B-/B2) (3M LIBOR + 4.250%)
	3,890,788	4.395	09/05/25	3,874,563
	Camelot U.S. Acquisition 1 Co. (B/B1)
	(1M LIBOR + 3.000%)
	6,869,505	3.084	10/30/26	6,849,446
	(1M LIBOR + 3.000%)
	5,696,526	4.000	10/30/26	5,709,001
	CentralSquare Technologies LLC (B-/Caa1) (3M LIBOR + 3.750%)
	10,806,491	3.882	08/29/25	10,002,812

Bank Loans(a) – (continued)
Technology – Software/Services(b) – (continued)
	Ceridian HCM Holding, Inc. (B+/B1) (1 Week LIBOR + 2.500%)
	5,762,878	2.572%	04/30/25	5,679,316
	ConvergeOne Holdings, Inc. (B-/B2) (1M LIBOR + 5.000%)
	2,361,504	5.084	01/04/26	2,347,075
	DCert Buyer, Inc. (NR/NR) (1M LIBOR + 7.000%)
	1,700,000	7.084	02/16/29	1,712,393
	DCert Buyer, Inc. (B-/B2) (1M LIBOR + 4.000%)
	9,250,253	4.084	10/16/26	9,247,662
	Dynatrace LLC (BB+/Ba3) (1M LIBOR + 2.250%)
	2,471,550	2.334	08/22/25	2,459,711
	Electronics for Imaging, Inc. (CCC+/B3) (1M LIBOR + 5.000%)
	1,842,188	5.084	07/23/26	1,735,691
	Emerald TopCo, Inc. (B/B2) (3M LIBOR + 3.500%)
	3,449,945	3.629	07/24/26	3,426,244
	Endure Digital, Inc. (NR/NR)(6M LIBOR + 3.500%)
	12,842,813	4.250	02/10/28	12,762,545
	Epicor Software Corp. (B-/B2) (1M LIBOR + 3.250%)
	6,828,264	4.000	07/30/27	6,825,191
	Epicor Software Corp. (CCC/Caa2) (1M LIBOR + 7.750%)
	200,000	8.750	07/31/28	205,250
	Eta Australia Holdings III Pty Ltd. (B-/B3) (1M LIBOR + 4.000%)
	8,026,472	4.084	05/06/26	8,011,462
	Finastra USA, Inc. (CCC+/B2)(6M LIBOR + 3.500%)
	2,354,402	4.500	06/13/24	2,334,036
	Finastra USA, Inc. (CCC-/Caa2)(6M LIBOR + 7.250%)
	1,625,000	8.250	06/13/25	1,632,573
	First Advantage Holdings LLC (BB-/B1) (1M LIBOR + 2.750%)
	3,179,124	2.834	01/31/27	3,175,150
	Genuine Financial Holdings LLC (B-/B2) (1M LIBOR + 3.750%)
	4,085,375	3.834	07/11/25	4,042,601
	Genuine Financial Holdings LLC (CCC/Caa2) (1M LIBOR + 7.250%)
	4,300,000	7.334	07/10/26	4,199,681
	Grab Holdings, Inc. (B-/B3)(6M LIBOR + 4.500%)
	8,043,228	5.500	01/29/26	8,110,229
	Greeneden U.S. Holdings II LLC (B-/B3) (1M LIBOR + 4.000%)
	1,990,000	4.750	12/01/27	1,996,050
	Huskies Parent, Inc. (B-/B2) (1M LIBOR + 4.000%)
	5,118,624	4.084	07/31/26	5,109,666
	Hyland Software, Inc. (B-/B1) (1M LIBOR + 3.500%)
	3,233,271	4.250	07/01/24	3,234,952
	Hyland Software, Inc. (CCC/Caa1) (1M LIBOR + 6.250%)
	2,016,000	7.000	07/07/25	2,033,640
	MA Finance Co. LLC (BB-/B1) (1M LIBOR + 2.750%)
	401,432	2.837	06/21/24	396,916
	Marcel LUX IV S.a.r.l. (BB-/B1) (1M LIBOR + 3.250%)
	6,399,258	3.334	03/15/26	6,361,950
	McAfee LLC (BB/B1) (1M LIBOR + 3.750%)
	3,425,135	3.837	09/30/24	3,425,581
	MedAssets Software Intermediate Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
	3,391,500	4.500	01/28/28	3,390,449
	Mitchell International, Inc. (NR/NR) (1M LIBOR + 7.250%)
	1,615,092	7.334	12/01/25	1,611,345

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services(b) – (continued)
	Mitchell International, Inc. (B-/WR)
	(1M LIBOR + 3.250%)
	$4,067,476	3.334%	11/29/24	$4,059,870
	(1M LIBOR + 4.250%)
	2,749,793	4.750	11/29/24	2,748,638
	Panther Commercial Holdings LP (B-/B3) (3M LIBOR + 4.250%)
	4,738,125	4.750	01/07/28	4,749,970
	Park Place Technologies LLC (B-/B2) (1M LIBOR + 5.000%)
	1,592,000	6.000	11/10/27	1,587,686
	Presidio, Inc. (B/B1) (3M LIBOR + 3.500%)
	3,940,050	3.630	01/22/27	3,931,422
	Project Boost Purchaser LLC (B-/B2) (1M LIBOR + 3.500%)
	8,709,508	3.584	06/01/26	8,661,867
	QBS Parent, Inc. (B/B2) (3M LIBOR + 4.250%)
	4,171,357	4.382	09/22/25	4,075,416
	Quest Software US Holdings, Inc. (B/B2) (3M LIBOR + 4.250%)
	2,957,020	4.379	05/16/25	2,949,627
	Rocket Software, Inc. (B-/B2) (1M LIBOR + 4.250%)
	1,932,447	4.334	11/28/25	1,913,857
	Seattle SpinCo, Inc. (BB-/B1) (1M LIBOR + 2.750%)
	2,710,967	2.834	06/21/24	2,680,468
	Severin Acquisition LLC (B-/B2) (1M LIBOR + 3.250%)
	6,782,198	3.337	08/01/25	6,742,657
	Sirius Computer Solutions, Inc. (B/Ba3) (1M LIBOR + 3.500%)
	5,154,144	3.584	07/01/26	5,143,424
	SS&C Holdings Europe S.a.r.l. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,245,203	1.834	04/16/25	1,231,668
	SS&C Technologies, Inc. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,644,392	1.834	04/16/25	1,626,518
	Taboola.com Ltd (NR/NR) (3M LIBOR + 4.000%)
	8,100,000	4.500	08/17/28	8,039,250
	team.blue Finco SARL (NR/NR)
	(1M LIBOR + 3.750%)
	EUR 1,915,541	3.750	03/27/28	2,213,718
	(3M EURIBOR + 3.750%)
	109,459	3.750	03/27/28	126,498
	The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
	$8,883,697	3.336	02/06/26	8,872,592
	The Ultimate Software Group, Inc. (B-/B1)
	(1M LIBOR + 3.750%)
	4,851,000	3.834	05/04/26	4,857,888
	(3M LIBOR + 3.250%)
	7,944,673	4.000	05/04/26	7,955,240
	The Ultimate Software Group, Inc. (CCC/Caa1) (3M LIBOR + 6.750%)
	50,000	7.500	05/03/27	50,792
	Ultra Clean Holdings, Inc. (B+/B1) (1M LIBOR + 3.750%)
	4,765,908	3.834	08/27/25	4,769,863
	Upland Software, Inc. (B/B2) (1M LIBOR + 3.750%)
	4,336,500	3.834	08/06/26	4,332,164
	Virtusa Corp. (B+/B2) (1M LIBOR + 3.750%)
	5,751,100	4.500	02/11/28	5,756,851

				250,733,244

Telecommunication Services – 4.8%
	Altice France SA (B/B2)(b) (3M LIBOR + 3.688%)
	4,401,041	3.814	01/31/26	4,360,331
	Buzz Merger Sub Ltd. (B/B1)(b)
	(1M LIBOR + 2.750%)
	3,826,179	2.834	01/29/27	3,816,614
	(1M LIBOR + 3.250%)
	267,727	3.750	01/29/27	267,727
	CCI Buyer, Inc. (B-/B1)(b) (3M LIBOR + 4.000%)
	7,097,480	4.750	12/17/27	7,116,714
	CenturyLink, Inc. (BBB-/Ba3)(b) (1M LIBOR + 2.250%)
	5,074,350	2.337	03/15/27	5,014,422
	CNT Holdings I Corp (NR/Caa2)(b) (3M LIBOR + 6.750%)
	525,000	7.500	11/06/28	532,875
	CNT Holdings I Corp. (B/B2)(b) (3M LIBOR + 3.750%)
	8,457,500	4.500	11/08/27	8,462,828
	Connect Finco S.a.r.l. (B+/B1)(b) (1M LIBOR + 3.500%)
	5,349,742	4.500	12/11/26	5,351,668
	Delta TopCo, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
	1,471,313	4.500	12/01/27	1,472,357
	Delta TopCo, Inc. (CCC/Caa2)(b) (3M LIBOR + 7.250%)
	575,000	8.000	12/01/28	579,071
	Digicel International Finance Ltd. (NR/Caa1)(b)(6M LIBOR + 3.250%)
	3,692,722	3.430	05/28/24	3,561,187
	Frontier Communications Corp. (B+/B3)(b) (3M LIBOR + 3.750%)
	1,995,000	4.500	05/01/28	1,990,631
	GTT Communications, Inc. (CCC-/WR)(b) (3M LIBOR + 2.750%)
	1,465,432	2.882	05/31/25	1,236,766
	Hoya Midco LLC (B-/B3)(b) (1M LIBOR + 3.500%)
	6,657,423	4.500	06/30/24	6,617,878
	Imperva, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
	9,773,115	5.000	01/12/26	9,780,738
	Intelsat Jackson Holdings SA (NR/WR)(b)
	(1M LIBOR + 8.625%)
	3,375,000	8.625	01/02/24	3,422,824
	(3M LIBOR + 4.750%)
	3,844,000	8.000	11/27/23	3,886,553
	Level 3 Financing, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	3,823,623	1.834	03/01/27	3,775,139
	LogMeIn, Inc. (B-/B2)(b) (1M LIBOR + 4.750%)
	4,813,625	4.833	08/31/27	4,809,870
	MH Sub I LLC (B/B2)(b)
	(1M LIBOR + 3.500%)
	5,547,853	3.584	09/13/24	5,528,935
	(1M LIBOR + 3.750%)
	2,252,015	4.750	09/13/24	2,256,947
	MH Sub I LLC (B/Caa2)(b) (1M LIBOR + 6.250%)
	600,000	6.336	02/12/29	608,436
	MLN US Holding Co. LLC (CCC+/B3)(b) (1M LIBOR + 4.500%)
	3,297,093	4.583	11/30/25	2,988,287
	Nielsen Consumer, Inc. (B/NR)(b) (3M EURIBOR + 4.000%)
EUR	1,343,250	4.000	03/06/28	1,559,843
	Nielsen Consumer, Inc. (B/B1)(b) (1M LIBOR + 4.000%)
	$1,069,625	4.084	03/06/28	1,071,540
	Numericable Group SA (B/B2)(b) (3M LIBOR + 2.750%)
	4,664,447	2.879	07/31/25	4,584,779

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services – (continued)
Project Alpha Intermediate Holding, Inc. (B/B3)(b) (1M LIBOR + 4.000%)
$6,870,598	4.090%		04/26/24	$6,864,483
PUG LLC (B-/B3)(b) (1M LIBOR + 3.500%)
9,146,322	3.584		02/12/27	8,936,689
SBA Senior Finance II LLC (BB+/Ba3)(b) (1M LIBOR + 1.750%)
1,612,500	1.840		04/11/25	1,596,375
Shutterfly, Inc. (NR/B2)(c)
6,975,000	5.750		09/25/26	6,976,744
Sorenson Communications LLC (B+/B2)(b) (3M LIBOR + 5.500%)
3,467,500	6.250		03/12/26	3,485,913
Syncsort Inc. (CCC/Caa2)(b) (3M LIBOR + 7.250%)
950,000	8.000		04/23/29	949,601
Telesat Canada (BB-/B1)(b)(2M LIBOR + 2.750%)
3,229,677	2.840		12/07/26	2,907,291
Zacapa LLC (B-/B2)(b) (3M LIBOR + 4.500%)
8,415,355	4.632		07/02/25	8,450,447
Zayo Group Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.000%)
3,440,382	3.084		03/09/27	3,408,283

				138,230,786

Telecommunications(c) – 0.0%
Magenta Buyer LLC (CCC+/Caa2)
1,300,000	9.000		07/27/29	1,298,375

Textiles(b) – 0.2%
CBI Buyer, Inc. (B/B1) (3M LIBOR + 3.250%)
3,615,938	3.750		01/06/28	3,605,379
CBI Buyer, Inc. (CCC+/Caa1) (3M LIBOR + 7.250%)
1,100,000	7.750		01/06/29	1,091,750
Kontoor Brands, Inc. (BB-/Ba2) (1M LIBOR + 4.250%)
1,019,667	4.333		05/15/26	1,014,568

				5,711,697

Transportation(b) – 0.6%
Genesee & Wyoming, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
2,549,121	2.132		12/30/26	2,532,322
Kenan Advantage Group, Inc. (B-/B2) (1M LIBOR + 3.750%)
6,962,923	4.500		03/24/26	6,946,491
LaserShip, Inc. (B-/B2) (3M LIBOR + 4.500%)
4,393,000	5.250		05/07/28	4,396,646
XPO Logistics, Inc. (BB+/Baa3) (1M LIBOR + 1.750%)
4,550,000	1.833		02/24/25	4,524,429

				18,399,888

Transportation(b) – 0.1%
Kenan Advantage Group, Inc. (CCC/Caa2) (3M LIBOR + 7.250%)
2,050,000	8.000		09/01/27	2,029,500

TOTAL BANK LOANS
(Cost $2,540,121,242)				$2,534,751,608

Corporate Obligations – 5.8%
Aerospace & Defense(e) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
$1,125,000	4.600%		06/15/28	$1,116,562

TransDigm, Inc. (NR/B3)
1,405,000	4.625		01/15/29	1,397,975
Triumph Group, Inc. (B/B1)(f)
457,000	8.875		06/01/24	501,558

				3,016,095

Airlines(f) – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
1,225,000	5.500		04/20/26	1,287,781
United Airlines, Inc. (BB-/Ba1)(e)
2,830,000	4.625		04/15/29	2,921,975

				4,209,756

Automotive – 0.5%
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)(e)(f)
4,190,000	6.625		10/15/29	4,195,237
Ford Motor Co. (BB+/Ba2)
2,019,000	9.000	(e)	04/22/25	2,427,955
1,331,000	0.000	(f)(g)	03/15/26	1,434,984
Ford Motor Credit Co. LLC (BB+/Ba2)(e)
2,650,000	4.140		02/15/23	2,716,319
650,000	4.687		06/09/25	698,075
Tenneco, Inc. (B+/Ba3)(e)(f)
3,510,000	5.125		04/15/29	3,571,425

				15,043,995

Banks(e)(f) – 0.1%
Freedom Mortgage Corp. (B/B2)
3,120,000	6.625		01/15/27	3,038,100

Biotechnology(e)(f) – 0.1%
Grifols Escrow Issuer SA (B/B3)
1,665,000	4.750		10/15/28	1,698,300
HCRX Investments Holdco LP (NR/B2)
1,570,000	4.500		08/01/29	1,581,775

				3,280,075

Chemicals(e)(f) – 0.4%
Diamond BC BV (B/Caa1)
1,055,000	4.625		10/01/29	1,066,869
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
553,000	9.000		07/01/28	609,683
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
4,260,000	6.750		05/15/26	4,265,325
Rayonier AM Products, Inc. (B-/B1)
253,000	7.625		01/15/26	266,599
The Chemours Co. (BB-/B1)
1,445,000	5.750		11/15/28	1,510,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)
2,795,000	5.125		04/01/29	2,815,962
Unifrax Escrow Issuer Corp. (B-/B2)
865,000	5.250		09/30/28	875,812

				11,410,275

Commercial Services(e)(f) – 0.4%
APX Group, Inc. (CCC/Caa1)
4,060,000	5.750		07/15/29	3,988,950

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(e)(f) – (continued)
HealthEquity, Inc. (B/B3)
$619,000	4.500%		10/01/29	$629,059
MPH Acquisition Holdings LLC (NR/NR)
1,425,000	5.500		09/01/28	1,435,687
NESCO Holdings II, Inc. (B/B3)
669,000	5.500		04/15/29	694,088
Sabre GLBL, Inc. (B/Ba3)
416,000	9.250		04/15/25	478,920
The ADT Security Corp. (BB-/Ba3)
3,802,000	4.125		08/01/29	3,768,732
Verisure Midholding AB (CCC+/Caa1)
EUR 1,075,000	5.250		02/15/29	1,277,789

				12,273,225

Distribution & Wholesale(e)(f) – 0.2%
American Builders & Contractors Supply Co, Inc. (B+/B1)
$1,450,000	3.875		11/15/29	1,439,125
BCPE Empire Holdings, Inc. (CCC/Caa2)
1,446,000	7.625		05/01/27	1,438,770
Wolverine Escrow LLC (CCC+/Caa3)
2,639,000	8.500	(h)	11/15/24	2,447,672
215,000	9.000		11/15/26	197,263

				5,522,830

Diversified Financial Services(e)(f) – 0.8%
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)
1,780,000	5.000		08/15/28	1,804,787
LD Holdings Group LLC (B+/B2)
3,205,000	6.125		04/01/28	3,020,712
LPL Holdings, Inc. (BB/Ba2)
2,489,000	4.000		03/15/29	2,557,447
Mozart Debt Merger Sub, Inc. (B+/B1)
10,100,000	3.875		04/01/29	10,100,000
PennyMac Financial Services, Inc. (BB-/B1)
2,330,000	4.250		02/15/29	2,207,675
United Wholesale Mortgage LLC (NR/Ba3)
3,330,000	5.500		04/15/29	3,238,425

				22,929,046

Electronics(e)(f) – 0.1%
Imola Merger Corp. (BB-/B1)
1,805,000	4.750		05/15/29	1,865,919

Engineering & Construction(e)(f) – 0.0%
Brundage-Bone Concrete Pumping Holdings, Inc. (B/B3)
343,000	6.000		02/01/26	356,720
Great Lakes Dredge & Dock Corp. (B/B2)
726,000	5.250		06/01/29	751,410

				1,108,130

Entertainment(e)(f) – 0.2%
Boyne USA, Inc. (B/B1)
660,000	4.750		05/15/29	679,800
Caesars Entertainment, Inc. (CCC+/Caa1)
2,215,000	4.625		10/15/29	2,253,763
Lions Gate Capital Holdings LLC (CCC+/B3)
2,015,000	5.500		04/15/29	2,075,450

				5,009,013

Food & Drug Retailing(e)(f) – 0.1%
Performance Food Group, Inc. (B+/B2)
1,675,000	4.250		08/01/29	1,679,188

Healthcare Providers & Services(e)(f) – 0.2%
Catalent Pharma Solutions, Inc. (BB-/B1)
785,000	3.125		02/15/29	770,281
1,805,000	3.500		04/01/30	1,798,231
CHS/Community Health Systems, Inc. (CCC/Caa2)
1,125,000	6.125		04/01/30	1,091,250
DaVita, Inc. (B+/Ba3)
1,420,000	3.750		02/15/31	1,379,175

				5,038,937

Insurance(e)(f) – 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
2,500,000	4.250		10/15/27	2,534,375

Internet(e)(f) – 0.2%
ANGI Group LLC (B+/Ba3)
1,055,000	3.875		08/15/28	1,044,450
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875		09/15/27	2,419,620
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500		03/01/29	1,925,007
Match Group Holdings II LLC (NR/Ba3)
665,000	3.625		10/01/31	658,350

				6,047,427

Investment Companies(e)(f) – 0.0%
Compass Group Diversified Holdings LLC
873,000	5.250		04/15/29	913,376

Leisure Time(e)(f) – 0.2%
Carnival Corp. (B/B2)
960,000	5.750		03/01/27	992,400
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	2,473,067
Royal Caribbean Cruises Ltd. (B/B2)
1,860,000	5.500		04/01/28	1,911,150

				5,376,617

Lodging(e) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)(f)
3,530,000	5.000		06/01/29	3,596,187
Marriott Ownership Resorts, Inc. (B-/B1)(f)
560,000	4.500		06/15/29	568,400
MGM Resorts International (B+/Ba3)
2,281,000	4.750		10/15/28	2,403,604

				6,568,191

Machinery-Diversified(e)(f) – 0.0%
GrafTech Finance, Inc. (BB/Ba3)
1,040,000	4.625		12/15/28	1,067,300

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(e) – 0.3%
	Diamond Sports Group LLC/Diamond Sports Finance Co. (CC/Ca)(f)(h)
	$3,225,000	6.625%	08/15/27	$1,427,062
	Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC/Caa1)(f)
	2,350,000	5.375	08/15/26	1,551,000
	iHeartCommunications, Inc. (CCC+/Caa1)
	1	8.375	05/01/27	1
	Nexstar Media, Inc. (B+/B2)(f)
	879,000	4.750	11/01/28	908,666
	Scripps Escrow II, Inc. (BB-/Ba3)(f)
	2,765,000	3.875	01/15/29	2,775,369
	Scripps Escrow II, Inc. (CCC+/Caa1)(f)
	450,000	5.375	01/15/31	442,125
	Townsquare Media, Inc. (B/B2)(f)
	957,000	6.875	02/01/26	1,008,439
	Univision Communications, Inc. (B/B2)(f)
	1,500,000	6.625	06/01/27	1,623,750

				9,736,412

Miscellaneous Manufacturing(e) – 0.0%
	Hillenbrand, Inc. (BB+/Ba1)
	922,000	3.750	03/01/31	915,085

Oil Field Services(e) – 0.2%
	CNX Resources Corp. (BB-/B1)(f)
	525,000	6.000	01/15/29	553,875
	Exterran Energy Solutions LP/EES Finance Corp. (B/B3)
	1,280,000	8.125	05/01/25	1,203,200
	Noble Finance Co. (NR/NR)(i)
	(PIK 15.000%, Cash 11.000%)
	76,081	11.000 (f)	02/15/28	83,879
	(PIK 15.000%, Cash 11.000%)
	36,307	11.000	02/15/28	40,029
	Transocean, Inc. (CCC+/Ca)(f)
	3,175,000	7.500	01/15/26	2,571,750
	Transocean, Inc. (CCC+/Caa3)(f)
	2,145,000	11.500	01/30/27	2,209,350

				6,662,083

Packaging(e)(f) – 0.2%
	Kleopatra Finco S.a.r.l. (B/B2)
EUR	1,075,000	4.250	03/01/26	1,219,002
	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
	$2,940,000	4.375	10/15/28	2,954,700

				4,173,702

Pharmaceuticals(e)(f) – 0.1%
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
	2,229,000	4.875	06/01/29	2,223,428

Pipelines(e)(f) – 0.1%
	ITT Holdings LLC (B/B2)
	1,105,000	6.500	08/01/29	1,110,525
	NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)
	1,840,000	7.500	02/01/26	1,869,900

				2,980,425

Real Estate Investment Trust(e) – 0.0%
	SBA Communications Corp. (BB-/B1)(f)
	605,000	3.125	02/01/29	582,313
	Service Properties Trust (BB/Ba1)
	455,000	7.500	09/15/25	510,707

				1,093,020

Retailing(e)(f) – 0.2%
	Carvana Co. (CCC+/Caa2)
	585,000	5.500	04/15/27	599,625
	GYP Holdings III Corp. (B/B2)
	790,000	4.625	05/01/29	796,202
	LCM Investments Holdings II LLC (BB-/B2)
	2,285,000	4.875	05/01/29	2,339,269
	Rite Aid Corp. (CCC/B3)
	1,350,000	8.000	11/15/26	1,363,500
	Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B2)
	855,000	6.375	09/30/26	897,750

				5,996,346

Software(e)(f) – 0.4%
	Playtika Holding Corp. (B/B2)
	2,317,000	4.250	03/15/29	2,325,689
	Rackspace Technology Global, Inc. (B+/B1)
	3,380,000	3.500	02/15/28	3,261,700
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B/B3)
	4,375,000	3.875	02/01/29	4,375,000

				9,962,389

Telecommunication Services(e)(f) – 0.2%
	Altice France SA (B/B2)
	2,936,000	5.500	10/15/29	2,899,300
	Level 3 Financing, Inc. (BB/Ba3)
	1,247,000	3.750	07/15/29	1,211,149

				4,110,449

	TOTAL CORPORATE OBLIGATIONS
	(Cost $164,800,274)			$165,785,209

Asset-Backed Securities(b)(f) – 1.3%
Collateralized Loan Obligations – 1.3%
	Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
	$5,400,000	3.934%	04/17/33	$5,401,685
	ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
	2,100,000	3.626	01/16/33	2,101,306
	MidOcean Credit CLO VI Series 2016-6A, Class D1R (BBB-/NR) (3M USD LIBOR + 3.520%)
	3,700,000	3.654	04/20/33	3,681,533
	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
	2,600,000	4.026	07/15/29	2,600,200
	Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
	3,235,000	3.631	02/20/30	3,234,974

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(f) – (continued)
Collateralized Loan Obligations – (continued)
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
$4,900,000	3.789%	08/16/34	$4,876,235
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	3.854	04/18/36	4,001,996
Tralee CLO V Ltd. Series 2018-5A, Class DR (NR/NR) (3M USD LIBOR + 3.810%)
7,000,000	4.120	10/20/34	6,895,000
Tralee CLO VII Ltd. Series 2021-7A, Class D (BBB-/NR) (3M USD LIBOR + 3.180%)
3,550,000	3.418	04/25/34	3,478,752

TOTAL ASSET-BACKED SECURITIES
(Cost $36,154,372)			$36,271,681

Shares	Description	Value

Common Stocks – 0.4%
Aerospace & Defense(j) – 0.2%
314,360	Swissport	6,873,121

Energy Equipment & Services(j) – 0.1%
3,267	Noble Corp.*	88,405
58,419	FTS International, Inc. Class A	1,437,108

		1,525,513

Media – 0.1%
162,749	Bright Pattern Holding Co.(d)	406,873
579,399	Clear Channel Outdoor Holdings, Inc.(j)	1,570,171

		1,977,044

Oil, Gas & Consumable Fuels(j) – 0.0%
5,710	Noble Corp.	154,513

Specialty Retail(j) – 0.0%
9,541	Neiman Marcus Group, Inc.	1,232,382

TOTAL COMMON STOCKS
(Cost $12,559,944)		$11,762,573

Units	Expiration Date	Value

Warrant(j) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749		$16,275
Cineworld Group PLC (NR/NR)
174,646		86,597
Noble Corp. (NR/NR)
3,173		44,422
Noble Corp. (NR/NR)
3,173		44,422

TOTAL WARRANT
(Cost $15,865)		$191,716

Shares	Description	Value

Exchange Traded Funds – 2.3%
1,315,000	Invesco Senior Loan ETF (NR/NR)	29,074,650
349,789	Nuveen Floating Rate Income Fund (NR/NR)(h)	3,522,375
348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	3,480,984
637,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	29,314,740

TOTAL EXCHANGE TRADED FUNDS
(Cost $64,579,181)		$65,392,749

Shares	Dividend Rate	Value

Investment Company(k) – 11.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
325,557,077	0.026%	$325,557,077
(Cost $325,557,077)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $3,143,787,955)		$3,139,712,613

Securities Lending Reinvestment Vehicle(k) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,894,050	0.026%	3,894,050
(Cost $3,894,050)

TOTAL INVESTMENTS – 109.3%
(Cost $3,147,682,005)		$3,143,606,663

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.3)%		(267,223,448)

NET ASSETS – 100.0%		$2,876,383,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is on loan.

(i)	Pay-in-kind securities.

(j)	Security is currently in default and/or non-income producing.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CP	—Commercial Paper
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NR	—Not Rated
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

BCPE Empire Holdings, Inc. (B-/B2)06/11/2026, due 06/11/26	$1,714,412	$1,707,983	$(6,429)
DG Investment Intermediate Holdings 2, Inc. (NR/NR)03/21/2028, due 03/21/28	52,656	51,487	174
FCG Acquisitions Inc (NR/NR)03/31/2028, due 03/31/28	814,583	811,529	(3,054)
Fluid-Flow Products, Inc. (NR/NR)03/31/2028, due 03/31/28	43,512	43,442	(109)
OneDigital Borrower LLC (NR/NR)11/16/2027, due 11/16/27	60,156	60,608	176
The Hillman Group, Inc. (NR/NR)07/14/2028, due 07/14/28	600,731	598,696	(899)
TricorBraun Holdings, Inc. (NR/NR)03/03/2028, due 03/03/28	861,324	856,714	(5,276)
Trident TPI Holdings, Inc. (B-/B2)09/15/2028, due 09/15/28	459,627	460,105	478

TOTAL	$4,607,001	$4,590,564	$(14,939)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	70,234,192	EUR	59,346,837	11/24/21	$1,416,239

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(107)	12/21/21	$(15,541,750)	$250,991
2 Year U.S. Treasury Notes	(54)	12/31/21	(11,882,953)	6,504
5 Year U.S. Treasury Notes	(377)	12/31/21	(46,273,805)	123,137
10 Year U.S. Treasury Notes	(500)	12/21/21	(65,804,688)	750,146
20 Year U.S. Treasury Bonds	(10)	12/21/21	(1,592,187)	35,485

TOTAL FUTURES CONTRACTS				$1,166,263

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXHY Index	0.123%	JPMorgan Securities, Inc.	12/20/2021	$23,500	$287,108

*	There is no upfront payment on the swap, therefore the unrealized gain (loss) of the swap is equal to its market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviation:
IBOHY Index—iBoxx High Yield Index
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 88.4%
Aerospace & Defense – 2.4%
	Lockheed Martin Corp.
	$850,000	4.070%		12/15/42	$1,014,109
	Northrop Grumman Corp.
	1,350,000	4.750		06/01/43	1,711,638
	Raytheon Technologies Corp.
	1,975,000	4.125	(a)	11/16/28	2,248,360
	370,000	5.700		04/15/40	507,374
	The Boeing Co.(a)
	1,950,000	3.450		11/01/28	2,068,989
	1,775,000	3.250		02/01/35	1,780,147
	500,000	3.550		03/01/38	506,800
	1,000,000	3.375		06/15/46	962,910
	575,000	3.625		03/01/48	561,626
	900,000	3.850		11/01/48	919,188
	900,000	5.805		05/01/50	1,202,994

					13,484,135

Agriculture(a) – 1.0%
	Altria Group, Inc.
	1,571,000	4.400		02/14/26	1,761,280
	BAT Capital Corp.
	620,000	3.222		08/15/24	657,553
	675,000	2.789		09/06/24	709,823
	200,000	3.557		08/15/27	215,470
	1,350,000	2.259		03/25/28	1,341,104
	700,000	4.390		08/15/37	747,523

					5,432,753

Automotive – 2.2%
	General Motors Co.
	2,425,000	5.400		10/02/23	2,645,311
	1,325,000	6.600	(a)	04/01/36	1,780,601
	75,000	5.200		04/01/45	91,133
	725,000	5.950	(a)	04/01/49	958,435
	General Motors Financial Co., Inc.(a)
	1,750,000	2.700		08/20/27	1,817,620
	1,275,000	1.500		06/10/26	1,267,630
	2,150,000	5.650		01/17/29	2,585,203
	650,000	2.350		01/08/31	637,046
	Stellantis Finance US, Inc.(a)(b)
	900,000	1.711		01/29/27	897,183

					12,680,162

Banks – 23.2%
	ABN AMRO Bank NV(a)(c) (-1x 5 Year EUR Swap + 4.674%)
EUR	600,000	4.375		12/31/99	746,267
	AIB Group PLC(b)
	$5,500,000	4.750		10/12/23	5,915,855
	Banco Santander SA
	1,000,000	2.746		05/28/25	1,048,510
	400,000	5.179		11/19/25	454,352
	1,600,000	4.250		04/11/27	1,797,088
	1,000,000	2.749		12/03/30	993,280
	Bank of America Corp.
	3,700,000	3.950		04/21/25	4,032,260

Corporate Obligations – (continued)
Banks – (continued)
	Bank of America Corp. – (continued)
	(3M USD LIBOR + 0.990%)
	275,000	2.496	(a)(c)	02/13/31	278,289
	(3M USD LIBOR + 1.040%)
	2,863,000	3.419	(a)(c)	12/20/28	3,105,467
	(3M USD LIBOR + 1.070%)
	2,075,000	3.970	(a)(c)	03/05/29	2,308,417
	(3M USD LIBOR + 1.210%)
	1,350,000	3.974	(a)(c)	02/07/30	1,513,134
	(3M USD LIBOR + 1.310%)
	1,950,000	4.271	(a)(c)	07/23/29	2,211,124
	(5 year CMT + 1.200%)
	1,175,000	2.482	(a)(c)	09/21/36	1,150,819
	(SOFR + 1.010%)
	100,000	1.197	(a)(c)	10/24/26	99,159
	Barclays PLC
	1,275,000	3.650		03/16/25	1,371,913
	BNP Paribas SA
	1,800,000	4.250		10/15/24	1,970,136
	775,000	3.375	(b)	01/09/25	826,398
	575,000	2.824	(b)	01/26/41	545,382
	(5 Year USD Swap + 4.149%)
	2,250,000	6.625	(a)(b)(c)	12/31/99	2,444,692
	(SOFR + 1.004%)
	1,425,000	1.323	(a)(b)(c)	01/13/27	1,402,357
	(SOFR + 1.507%)
	370,000	3.052	%(a)(b)(c)	01/13/31	387,431
	BPCE SA(b)
	2,225,000	5.700		10/22/23	2,439,601
	1,350,000	4.625		09/12/28	1,557,022
	(SOFR + 1.312%)
	1,050,000	2.277	(a)(c)	01/20/32	1,019,729
	CIT Bank NA(a)(c) (SOFR + 1.715%)
	2,850,000	2.969		09/27/25	2,997,801
	CIT Group, Inc.(a)
	1,250,000	4.750		02/16/24	1,335,938
	Citigroup, Inc.
	575,000	3.400		05/01/26	625,934
	1,475,000	4.450		09/29/27	1,677,532
	3,255,000	4.125		07/25/28	3,635,347
	925,000	4.750		05/18/46	1,164,908
	(SOFR + 1.422%)
	1,025,000	2.976	(a)(c)	11/05/30	1,078,105
	(SOFR + 3.914%)
	675,000	4.412	(a)(c)	03/31/31	779,139
	Cooperatieve Rabobank UA(a)(b)(c) (1 year CMT + 0.550%)
	900,000	1.106		02/24/27	887,391
	Credit Agricole SA
	1,950,000	4.375		03/17/25	2,131,974
	(5 Year USD Swap + 4.319%)
	1,900,000	6.875	(a)(b)(c)	12/31/99	2,113,465
	(SOFR + 1.676%)
	2,325,000	1.907	(a)(b)(c)	06/16/26	2,366,548
	Credit Suisse AG
	3,300,000	6.500	(b)	08/08/23	3,613,566
	1,090,000	1.250		08/07/26	1,074,816

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Credit Suisse Group AG
	$884,000	4.550%		04/17/26	$993,360
	1,895,000	4.282	(a)(b)	01/09/28	2,104,284
	(SOFR + 3.730%)
	1,425,000	4.194	(a)(b)(c)	04/01/31	1,593,905
	Deutsche Bank AG(a)(c)
	(SOFR + 1.718%)
	890,000	3.035		05/28/32	908,156
	(SOFR + 1.870%)
	1,150,000	2.129		11/24/26	1,168,573
	(SOFR + 2.159%)
	1,600,000	2.222		09/18/24	1,639,664
	Erste Group Bank AG(a)(c) (5 Year EUR Swap + 6.204%)
EUR	600,000	6.500		12/31/99	770,592
	First Horizon Corp.(a)
	$1,750,000	4.000		05/26/25	1,909,110
	HSBC Bank USA NA
	300,000	7.000		01/15/39	463,140
	HSBC Holdings PLC
	600,000	7.625		05/17/32	840,570
	(3M USD LIBOR + 1.211%)
	1,075,000	3.803	(a)(c)	03/11/25	1,146,488
	(SOFR + 1.538%)
	1,225,000	1.645	(a)(c)	04/18/26	1,232,228
	(SOFR + 1.929%)
	1,650,000	2.099	(a)(c)	06/04/26	1,684,914
	ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
	2,050,000	1.400		07/01/26	2,054,161
	JPMorgan Chase & Co.(a)
	4,953,000	3.625		12/01/27	5,409,171
	(3M USD LIBOR + 1.245%)
	925,000	3.960	(c)	01/29/27	1,021,126
	(3M USD LIBOR + 1.360%)
	1,550,000	3.882	(c)	07/24/38	1,771,340
	(3M USD LIBOR + 3.800%)
	1,675,000	3.926	(c)	12/29/49	1,678,836
	(SOFR + 2.040%)
	575,000	2.522	(c)	04/22/31	586,190
	(SOFR + 2.515%)
	1,125,000	2.956	(c)	05/13/31	1,171,485
	(SOFR + 3.125%)
	2,325,000	4.600	(c)	12/31/99	2,378,405
	Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
	975,000	3.052		03/03/36	965,270
	Macquarie Group Ltd.(a)(b)(c)
	(3M USD LIBOR + 1.372%)
	1,900,000	3.763		11/28/28	2,080,842
	(SOFR + 1.069%)
	2,550,000	1.340		01/12/27	2,528,529
	Morgan Stanley, Inc.
	2,900,000	3.950		04/23/27	3,225,322
	(SOFR + 1.360%)
	1,425,000	2.484	(a)(c)	09/16/36	1,393,835
	(3M USD LIBOR + 1.455%)
	1,570,000	3.971	(a)(c)	07/22/38	1,806,646
	(3M USD LIBOR + 1.628%)
	1,950,000	4.431	(a)(c)	01/23/30	2,249,910

Corporate Obligations – (continued)
Banks – (continued)
	Natwest Group PLC
	3,250,000	6.100		06/10/23	3,528,281
	(3M USD LIBOR + 1.550%)
	1,275,000	4.519	(a)(c)	06/25/24	1,357,123
	(3M USD LIBOR + 1.762%)
	700,000	4.269	(a)(c)	03/22/25	755,391
	(5 Year CMT + 2.100%)
	925,000	3.754	(a)(c)	11/01/29	986,281
	Regions Financial Corp.(a)
	1,100,000	1.800		08/12/28	1,087,669
	Santander Holdings USA, Inc.(a)
	1,775,000	4.500		07/17/25	1,955,180
	Wells Fargo & Co.
	1,950,000	4.300		07/22/27	2,213,055
	(3M USD LIBOR + 1.170%)
	2,350,000	3.196	(a)(c)	06/17/27	2,523,406
	(SOFR + 2.000%)
	2,025,000	2.188	(a)(c)	04/30/26	2,090,893
	Wells Fargo Bank NA
	824,000	5.950		08/26/36	1,117,723
	Westpac Banking Corp.(a)(c)
	(5 year CMT + 1.350%)
	575,000	2.894		02/04/30	595,395
	(5 Year CMT + 2.000%)
	325,000	4.110		07/24/34	353,031
	(5 Year USD ICE Swap + 2.236%)
	625,000	4.322		11/23/31	689,519

					131,130,145

Beverages – 3.7%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
	1,850,000	4.700		02/01/36	2,236,372
	4,125,000	4.900		02/01/46	5,122,714
	Anheuser-Busch InBev Worldwide, Inc.
	1,850,000	4.750	(a)	01/23/29	2,178,412
	175,000	5.450	(a)	01/23/39	226,826
	875,000	4.950		01/15/42	1,081,500
	250,000	4.600	(a)	04/15/48	299,278
	750,000	5.550	(a)	01/23/49	1,015,418
	Bacardi Ltd.(a)(b)
	700,000	5.300		05/15/48	909,447
	Constellation Brands, Inc.(a)
	2,975,000	3.700		12/06/26	3,286,453
	600,000	4.500		05/09/47	715,938
	JDE Peet’s NV(a)(b)
	675,000	2.250		09/24/31	661,898
	Keurig Dr Pepper, Inc.(a)
	2,225,000	4.597		05/25/28	2,581,400
	500,000	4.500		11/15/45	607,005
	175,000	5.085		05/25/48	231,674

					21,154,335

Biotechnology(a) – 0.5%
	Amgen, Inc.
	800,000	4.400		05/01/45	958,896

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – (continued)
Royalty Pharma PLC
$550,000	1.200%		09/02/25	$546,183
1,150,000	1.750		09/02/27	1,144,664

				2,649,743

Building Materials(a) – 0.8%
Carrier Global Corp.
500,000	2.493		02/15/27	521,995
525,000	3.377		04/05/40	549,922
Martin Marietta Materials, Inc.
2,400,000	3.200		07/15/51	2,386,392
Masco Corp.
1,000,000	1.500		02/15/28	972,570

				4,430,879

Chemicals(a) – 1.8%
Celanese US Holdings LLC
3,650,000	3.500		05/08/24	3,888,564
DuPont de Nemours, Inc.
1,325,000	4.725		11/15/28	1,553,350
125,000	5.319		11/15/38	161,646
Huntsman International LLC
1,050,000	4.500		05/01/29	1,190,342
450,000	2.950		06/15/31	459,202
International Flavors & Fragrances, Inc.(b)
1,075,000	3.268		11/15/40	1,105,971
LYB International Finance B.V.
725,000	4.875		03/15/44	890,858
The Sherwin-Williams Co.
475,000	3.450		06/01/27	521,004
475,000	4.000		12/15/42	538,546

				10,309,483

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(b)
375,000	1.500		08/12/26	370,751
525,000	2.450		08/12/31	515,755
CoStar Group, Inc.(a)(b)
1,575,000	2.800		07/15/30	1,600,260
DP World PLC
360,000	5.625		09/25/48	443,250
IHS Markit Ltd.(a)
900,000	3.625		05/01/24	957,528
1,625,000	4.000	(b)	03/01/26	1,787,240
Novant Health, Inc.(a)
710,000	3.168		11/01/51	748,220

				6,423,004

Computers – 3.5%
Amdocs Ltd.(a)
1,025,000	2.538		06/15/30	1,020,551
Apple, Inc.
1,652,000	3.850		05/04/43	1,928,859
Dell International LLC/EMC Corp.(a)
3,355,000	6.020		06/15/26	4,001,374
375,000	4.900		10/01/26	431,767
1,574,000	5.300		10/01/29	1,903,375

Corporate Obligations – (continued)
Computers – (continued)
Dell International LLC/EMC Corp.(a) – (continued)
225,000	6.200		07/15/30	287,942
525,000	8.100		07/15/36	796,446
75,000	8.350		07/15/46	122,474
Hewlett Packard Enterprise Co.(a)
7,474,000	4.900		10/15/25	8,456,009
605,000	6.350		10/15/45	814,899

				19,763,696

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875		01/16/24	2,295,595
3,735,000	6.500		07/15/25	4,334,580
Air Lease Corp.
125,000	2.250		01/15/23	127,721
2,150,000	3.375	(a)	07/01/25	2,283,128
1,450,000	2.875	(a)	01/15/26	1,512,814
1,475,000	3.750	(a)	06/01/26	1,596,909
Ally Financial, Inc.
950,000	4.625		03/30/25	1,055,840
Aviation Capital Group LLC(a)(b)
2,550,000	1.950		01/30/26	2,542,044
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	795,938
900,000	4.250		04/15/26	969,336
300,000	3.250		02/15/27	309,135
GE Capital International Funding Co.
1,250,000	4.418		11/15/35	1,502,650
Intercontinental Exchange, Inc.(a)
1,125,000	2.650		09/15/40	1,076,737
Nomura Holdings, Inc.
2,150,000	1.653		07/14/26	2,140,862

				22,543,289

Electrical – 4.2%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	348,642
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	1,061,781
CMS Energy Corp.(a)
500,000	4.875		03/01/44	640,555
Dominion Energy, Inc.(a)
1,375,000	3.900		10/01/25	1,504,085
Duke Energy Corp.(a)
400,000	4.800		12/15/45	495,036
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	1,064,443
Enel Finance International NV(a)(b)
1,775,000	1.875		07/12/28	1,763,782
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	528,983
475,000	2.650		03/01/30	472,040
NextEra Energy Capital Holdings, Inc.(a)
1,580,000	1.900		06/15/28	1,584,424
Pacific Gas & Electric Co.(a)
675,000	2.100		08/01/27	658,645
975,000	2.500		02/01/31	927,449
375,000	3.300		08/01/40	346,065

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas & Electric Co.(a) – (continued)
$825,000	3.500%		08/01/50	$749,752
Progress Energy, Inc.
825,000	7.000		10/30/31	1,126,785
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	1,137,318
Sempra Energy(a)
2,370,000	3.400		02/01/28	2,565,952
1,125,000	3.800		02/01/38	1,245,285
Southern California Edison Co.(a)
1,625,000	4.200		03/01/29	1,827,101
275,000	4.050		03/15/42	294,454
The Southern Co.(a)
2,275,000	3.250		07/01/26	2,448,810
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	1,039,623

				23,831,010

Electronics(a)(b) – 0.3%
SYNNEX Corp.
975,000	2.375		08/09/28	965,445
975,000	2.650		08/09/31	953,004

				1,918,449

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	247,770
200,000	5.500		07/31/47	203,250
220,000	5.500	(b)	07/31/47	223,575

				674,595

Food & Drug Retailing(a) – 0.4%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,266,479
Sysco Corp.
150,000	6.600		04/01/40	220,074
600,000	6.600		04/01/50	945,732

				2,432,285

Gas(a) – 0.2%
NiSource, Inc.
850,000	3.600		05/01/30	932,841

Healthcare Providers & Services – 0.8%
Centene Corp.(a)
1,250,000	4.250		12/15/27	1,308,200
CommonSpirit Health
150,000	4.350		11/01/42	172,151
DENTSPLY SIRONA, Inc.(a)
450,000	3.250		06/01/30	479,228
PerkinElmer, Inc.(a)
1,200,000	3.300		09/15/29	1,292,952
Thermo Fisher Scientific, Inc.(a)
150,000	1.750		10/15/28	149,643
UnitedHealth Group, Inc.(a)
1,275,000	2.750		05/15/40	1,279,845

				4,682,019

Corporate Obligations – (continued)
Insurance – 2.6%
American International Group, Inc.
1,200,000	3.900	(a)	04/01/26	1,329,576
325,000	4.200	(a)	04/01/28	370,328
700,000	6.250		05/01/36	975,345
598,000	4.500	(a)	07/16/44	730,152
200,000	4.800	(a)	07/10/45	253,648
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	449,904
323,000	5.031		12/15/46	422,859
Arch Capital Group Ltd.
595,000	7.350		05/01/34	874,686
Great-West Lifeco Finance 2018 LP(a)(b)
900,000	4.047		05/17/28	1,017,702
MetLife, Inc.
475,000	4.721		12/15/44	612,018
Principal Financial Group, Inc.
150,000	6.050		10/15/36	209,668
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,150,503
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	283,050
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,253,952
XLIT Ltd.
4,173,000	4.450		03/31/25	4,629,651

				14,563,042

Internet(a) – 1.5%
Amazon.com, Inc.
900,000	4.950		12/05/44	1,213,101
Expedia Group, Inc.
2,125,000	3.600		12/15/23	2,249,057
2,325,000	4.500		08/15/24	2,525,275
775,000	4.625		08/01/27	878,827
400,000	3.250		02/15/30	413,868
725,000	2.950		03/15/31	734,396
Prosus NV
200,000	3.680	(b)	01/21/30	206,663
200,000	3.680		01/21/30	206,663

				8,427,850

Investment Companies – 0.2%
Huarong Finance II Co. Ltd.
200,000	5.000		11/19/25	195,000
JAB Holdings B.V.(a)(b)
700,000	2.200		11/23/30	685,972

				880,972

Iron/Steel(a) – 0.3%
Steel Dynamics, Inc.
1,475,000	1.650		10/15/27	1,459,394

Lodging(a) – 0.2%
Hyatt Hotels Corp.
925,000	1.800		10/01/24	927,118

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery – Construction & Mining(a)(b) – 0.2%
The Weir Group PLC
$925,000		2.200%		05/13/26	$930,892

Machinery-Diversified(a) – 0.1%
Otis Worldwide Corp.
325,000		3.112		02/15/40	333,174

Media – 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,825,000		4.908		07/23/25	3,175,582
1,050,000		3.750		02/15/28	1,149,645
625,000		6.384		10/23/35	820,906
300,000		6.484		10/23/45	407,202
200,000		5.750		04/01/48	252,970
Comcast Corp.
150,000		3.250	(a)	11/01/39	158,622
475,000		3.750	(a)	04/01/40	534,636
75,000		4.750		03/01/44	94,603
525,000		3.400	(a)	07/15/46	555,901
349,000		2.887	(a)(b)	11/01/51	334,646
Discovery Communications LLC(a)
150,000		5.200		09/20/47	184,982
75,000		5.300		05/15/49	93,584
Fox Corp.	(a)
225,000		5.476		01/25/39	287,653
The Walt Disney Co.(a)
1,100,000		4.625		03/23/40	1,381,215
Time Warner Cable LLC(a)
675,000		5.875		11/15/40	854,371
ViacomCBS, Inc.(a)
925,000		5.850		09/01/43	1,264,068

					11,550,586

Mining – 1.4%
Glencore Funding LLC(b)
3,531,000		4.625		04/29/24	3,847,130
1,225,000		2.850	(a)	04/27/31	1,229,741
725,000		2.625	(a)	09/23/31	710,254
400,000		3.375	(a)	09/23/51	380,292
Newcrest Finance Pty Ltd.(a)(b)
950,000		3.250		05/13/30	1,011,228
Teck Resources Ltd.(a)
950,000		3.900		07/15/30	1,031,785

					8,210,430

Miscellaneous Manufacturing – 0.5%
General Electric Co.
800,000		6.750		03/15/32	1,097,600
625,000		6.150		08/07/37	861,962
769,000		5.875		01/14/38	1,040,557

					3,000,119

Multi-National(a)(b) – 0.0%
The African Export-Import Bank
200,000		3.798		05/17/31	207,398

Oil Field Services – 4.3%
BP Capital Markets America, Inc.(a)
450,000		3.410		02/11/26	490,554

Corporate Obligations – (continued)
Oil Field Services – (continued)
BP Capital Markets America, Inc.(a) – (continued)
125,000		3.119		05/04/26	135,060
175,000		4.234		11/06/28	200,821
Continental Resources, Inc.(a)
216,000		4.500		04/15/23	223,819
Devon Energy Corp.(a)
2,867,000		5.850		12/15/25	3,317,664
Diamondback Energy, Inc.(a)
2,200,000		4.750		05/31/25	2,455,134
Gazprom PJSC Via Gaz Capital SA
200,000		5.150	(b)	02/11/26	222,725
70,000		8.625	(d)	04/28/34	103,154
110,000		7.288		08/16/37	152,405
Gazprom PJSC Via Gaz Finance PLC(b)
450,000		3.250		02/25/30	447,553
KazMunayGas National Co. JSC
280,000		6.375		10/24/48	358,400
Lukoil International Finance B.V.
1,030,000		4.563		04/24/23	1,081,371
Lundin Energy Finance B.V.(a)(b)
1,075,000		2.000		07/15/26	1,081,654
Marathon Petroleum Corp.(a)
700,000		3.625		09/15/24	750,946
1,620,000		3.800		04/01/28	1,780,186
Occidental Petroleum Corp.(a)
1,100,000		2.900		08/15/24	1,117,875
Ovintiv Exploration, Inc.
1,750,000		5.625		07/01/24	1,938,125
Pertamina Persero PT(a)
370,000		4.175		01/21/50	372,497
Phillips 66(a)
1,475,000		1.300		02/15/26	1,466,991
Pioneer Natural Resources Co.(a)
1,575,000		1.125		01/15/26	1,555,738
Qatar Petroleum(a)(b)
200,000		3.125		07/12/41	199,960
530,000		3.300		07/12/51	533,538
Shell International Finance B.V.
225,000		6.375		12/15/38	330,721
Suncor Energy, Inc.(a)
2,375,000		3.100		05/15/25	2,527,332
Valero Energy Corp.(a)
1,400,000		2.850		04/15/25	1,474,438

					24,318,661

Packaging(a)(b) – 0.5%
Berry Global, Inc.
1,800,000		1.570		01/15/26	1,800,666
1,225,000		1.650		01/15/27	1,212,064

					3,012,730

Pharmaceuticals(a) – 2.8%
AbbVie, Inc.
2,275,000		3.200		11/21/29	2,451,449
2,350,000		4.050		11/21/39	2,699,468
775,000		4.875		11/14/48	993,248
1,975,000		4.250		11/21/49	2,338,360

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Becton Dickinson & Co.
$1,889,000	3.700%		06/06/27	$2,088,460
500,000	4.685		12/15/44	620,545
175,000	4.669		06/06/47	217,912
Cigna Corp.
650,000	4.900		12/15/48	829,614
CVS Health Corp.
150,000	3.875		07/20/25	164,256
325,000	4.780		03/25/38	397,807
720,000	5.125		07/20/45	927,410
100,000	5.050		03/25/48	128,960
425,000	4.250		04/01/50	502,818
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,534,483

				15,894,790

Pipelines – 3.8%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	578,200
Enbridge, Inc.(a)
1,500,000	2.500		08/01/33	1,505,580
Energy Transfer Operating LP(a)
1,325,000	2.900		05/15/25	1,390,057
550,000	5.300		04/15/47	642,780
550,000	5.950		12/01/25	637,648
525,000	4.200		04/15/27	580,256
300,000	5.500		06/01/27	352,059
456,000	5.150		03/15/45	521,960
100,000	5.400		10/01/47	119,241
450,000	6.250		04/15/49	592,227
1,240,000	5.200		02/01/22	1,244,303
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	700,902
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	196,500
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	900,822
MPLX LP(a)
600,000	2.650		08/15/30	602,796
400,000	4.500		04/15/38	447,324
400,000	4.700		04/15/48	460,972
520,000	5.500		02/15/49	659,682
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	405,312
1,500,000	3.850		10/15/23	1,577,610
1,419,000	4.650		10/15/25	1,572,337
Sabine Pass Liquefaction LLC(a)
2,525,000	5.625		03/01/25	2,865,370
900,000	5.000		03/15/27	1,035,873
The Williams Cos., Inc.
150,000	6.300		04/15/40	204,425
Western Midstream Operating LP(a)
725,000	4.350		02/01/25	761,250
1,000,000	5.450		04/01/44	1,147,500

				21,702,986

Corporate Obligations – (continued)
Real Estate(a) – 0.0%
Country Garden Holdings Co. Ltd.
200,000	3.300		01/12/31	182,287

Real Estate Investment Trust(a) – 3.6%
Alexandria Real Estate Equities, Inc.
1,175,000	3.800		04/15/26	1,297,740
American Homes 4 Rent LP
225,000	2.375		07/15/31	222,962
American Tower Corp.
1,300,000	4.000		06/01/25	1,418,001
Camden Property Trust
1,350,000	3.150		07/01/29	1,458,189
Crown Castle International Corp.
1,575,000	3.650		09/01/27	1,729,381
100,000	2.900		04/01/41	96,125
Essex Portfolio LP
1,700,000	3.000		01/15/30	1,788,604
Healthcare Realty Trust, Inc.
875,000	2.050		03/15/31	850,518
Kimco Realty Corp.
1,100,000	3.800		04/01/27	1,222,683
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625		08/01/29	1,018,068
National Retail Properties, Inc.
1,300,000	3.600		12/15/26	1,414,153
Spirit Realty LP
1,125,000	4.000		07/15/29	1,246,342
VEREIT Operating Partnership LP
1,350,000	3.400		01/15/28	1,458,810
700,000	3.100		12/15/29	745,164
1,450,000	2.850		12/15/32	1,505,999
WP Carey, Inc.
1,550,000	3.850		07/15/29	1,717,508
975,000	2.400		02/01/31	964,529

				20,154,776

Retailing – 1.2%
7-Eleven, Inc.(a)(b)
750,000	2.500		02/10/41	688,478
AutoNation, Inc.(a)
900,000	4.750		06/01/30	1,047,285
25,000	2.400		08/01/31	24,358
Dollar Tree, Inc.(a)
2,250,000	4.000		05/15/25	2,459,857
Lowe’s Cos, Inc.(a)
875,000	1.700		09/15/28	867,449
The Home Depot, Inc.
400,000	5.875		12/16/36	563,888
500,000	4.875	(a)	02/15/44	658,005
Walgreens Boots Alliance, Inc.(a)
253,000	4.100		04/15/50	281,055

				6,590,375

Savings & Loans(a)(b)(c) – 0.3%
Nationwide Building Society (3M USD LIBOR + 1.855%)
1,675,000	3.960		07/18/30	1,862,114

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – 2.4%
	Broadcom, Inc.(a)(b)
	$1,800,000	3.419%		04/15/33	$1,865,376
	1,774,000	3.469		04/15/34	1,834,493
	3,126,000	3.137		11/15/35	3,101,117
	914,000	3.187		11/15/36	906,304
	950,000	3.500		02/15/41	942,372
	Intel Corp.(a)
	1,100,000	3.050		08/12/51	1,100,616
	Microchip Technology, Inc.
	1,875,000	2.670		09/01/23	1,944,413
	NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
	550,000	3.875		06/18/26	606,133
	1,125,000	3.400		05/01/30	1,218,791
	Skyworks Solutions, Inc.(a)
	225,000	3.000		06/01/31	230,254

					13,749,869

Software(a) – 1.8%
	Citrix Systems, Inc.
	1,025,000	3.300		03/01/30	1,048,954
	Fiserv, Inc.
	2,850,000	3.200		07/01/26	3,077,630
	Oracle Corp.
	2,250,000	2.875		03/25/31	2,318,670
	1,200,000	3.600		04/01/40	1,244,220
	800,000	4.000		11/15/47	849,544
	VMware, Inc.
	400,000	1.800		08/15/28	394,056
	1,200,000	2.200		08/15/31	1,174,740

					10,107,814

Telecommunication Services – 8.0%
	AT&T, Inc.
	4,675,000	2.300	(a)	06/01/27	4,842,271
	250,000	1.650	(a)	02/01/28	247,703
	1,825,000	2.750	(a)	06/01/31	1,874,238
	486,000	2.550	(a)	12/01/33	478,205
	550,000	6.150		09/15/34	724,812
	175,000	4.900	(a)	08/15/37	211,894
	925,000	4.850	(a)	03/01/39	1,108,437
	300,000	6.000	(a)	08/15/40	408,957
	925,000	3.500	(a)	06/01/41	950,021
	125,000	4.300	(a)	12/15/42	140,484
	275,000	4.850	(a)	07/15/45	332,060
	250,000	4.750	(a)	05/15/46	298,622
	775,000	5.150	(a)	11/15/46	982,653
	225,000	5.150	(a)	02/15/50	283,799
	1,100,000	3.650	(a)	06/01/51	1,120,581
	1,200,000	3.500	(a)	09/15/53	1,188,192
	British Telecommunications PLC(a)(b)
	410,000	4.250		11/08/49	446,010
	Deutsche Telekom International Finance B.V.(a)(b)
	2,050,000	4.375		06/21/28	2,365,064
	T-Mobile USA, Inc.(a)
	1,975,000	3.500		04/15/25	2,126,107
	775,000	1.500		02/15/26	777,860

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	T-Mobile USA, Inc.(a) – (continued)
	3,450,000	3.750		04/15/27	3,801,072
	1,950,000	2.050		02/15/28	1,965,951
	2,450,000	3.875		04/15/30	2,706,760
	1,055,000	2.875		02/15/31	1,065,974
	1,025,000	3.500		04/15/31	1,078,575
	650,000	3.000		02/15/41	630,253
	Verizon Communications, Inc.
	1,075,000	2.100	(a)	03/22/28	1,091,351
	2,631,000	4.329		09/21/28	3,026,571
	750,000	3.875	(a)	02/08/29	841,755
	1,876,000	4.016	(a)	12/03/29	2,127,422
	475,000	3.150	(a)	03/22/30	508,107
	2,025,000	2.550	(a)	03/21/31	2,054,383
	375,000	5.250		03/16/37	486,202
	1,100,000	2.650	(a)	11/20/40	1,037,487
	895,000	4.125		08/15/46	1,026,735
	775,000	4.862		08/21/46	986,761
	83,000	5.012		04/15/49	108,708

					45,452,037

Transportation – 0.5%
	Burlington Northern Santa Fe LLC
	425,000	6.150		05/01/37	608,864
	575,000	5.750	(a)	05/01/40	805,540
	Union Pacific Corp.(a)
	1,050,000	3.950		09/10/28	1,190,007
	275,000	3.550		08/15/39	304,920

					2,909,331

	TOTAL CORPORATE OBLIGATIONS
	(Cost $476,313,477)				$500,901,568

Foreign Debt Obligations – 3.4%
Sovereign – 3.4%
	Abu Dhabi Government International Bond
	$1,680,000	4.125%		10/11/47	$1,986,600
	Perusahaan Penerbit SBSN
	1,580,000	4.550		03/29/26	1,782,240
	Republic of Chile(a)
	200,000	3.500		01/25/50	199,975
	Republic of Colombia(a)
	200,000	4.125		05/15/51	172,350
	Republic of Indonesia
	200,000	3.700	(b)	01/08/22	201,788
	387,000	5.875		01/15/24	431,699
	1,610,000	4.350		01/08/27	1,812,558
	350,000	4.350	(b)	01/08/27	394,034
	470,000	6.750		01/15/44	680,266
	Republic of Panama(a)
	380,000	2.252		09/29/32	356,559
	200,000	3.870		07/23/60	195,225
	Republic of Peru(a)
EUR	100,000	1.250		03/11/33	111,781
	$220,000	2.780		12/01/60	185,804
	220,000	3.230	(e)	07/28/21	182,573

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate				Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Philippines
EUR	340,000		0.000%			02/03/23	$393,051
	450,000		0.700			02/03/29	517,120
	$210,000		2.650			12/10/45	192,189
	Republic of Qatar(b)
	1,090,000		5.103			04/23/48	1,444,454
	Republic of Romania(b)
EUR	90,000		2.124			07/16/31	104,108
	70,000		2.000			01/28/32	78,743
	80,000		4.625			04/03/49	108,468
	State of Israel(f)
	200,000		4.500			04/03/20	250,000
	United Mexican States
EUR	130,000		1.350	(a)		09/18/27	155,028
	$740,000		3.750			01/11/28	805,814
	2,540,000		3.250	(a)		04/16/30	2,600,007
	960,000		2.659	(a)		05/24/31	925,980
EUR	1,920,000		1.450	(a)		10/25/33	2,096,150
	$709,000		3.771	(a)		05/24/61	629,592

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $17,954,047)						$18,994,156

Municipal Debt Obligations – 0.9%
California(a) – 0.1%
	California State GO Bonds Build America Taxable Series 2009
	$455,000		7.300%			10/01/39	$719,132

Illinois – 0.6%
	Illinois State GO Bonds Build America Series 2010(a)
	1,625,000		6.630			02/01/35	2,014,712
	Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000		5.100			06/01/33	1,585,143

							3,599,855

New Jersey(a) – 0.1%
	New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000		7.414			01/01/40	571,368

Pennsylvania(a) – 0.1%
	Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
	335,000		2.991			06/01/42	342,983

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $4,132,197)						$5,233,338

U.S. Treasury Obligation(g) – 0.2%
	United States Treasury Bonds
	$700,000		3.375%			11/15/48	$892,062
	(Cost $853,670)

Shares		Dividend Rate		Value

Investment Company(h) – 2.8%
	Goldman Sachs Financial Square Government Fund – Institutional Shares
	15,793,400	0.026%			$15,793,400
(Cost $15,793,400)

	TOTAL INVESTMENTS – 95.7%
	(Cost $515,046,791)				$541,814,524

	OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%				24,503,643

	NET ASSETS – 100.0%				$566,318,167

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Funding Rate

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
BofA Securities LLC	USD	344,955	SEK	2,964,895	12/15/21	$6,014
Deutsche Bank AG (London)	USD	5,007,015	EUR	4,230,852	11/24/21	100,964
JPMorgan Securities, Inc.	USD	504,251	CAD	635,294	12/15/21	2,676
MS & Co. Int. PLC	USD	1,181,453	NZD	1,664,496	12/15/21	33,072

TOTAL						$142,726

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	EUR	413,402	USD	490,631	12/15/21	(10,975)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	347	12/21/21	$66,298,687	$(2,021,465)
2 Year U.S. Treasury Notes	192	12/31/21	42,250,500	(24,508)
20 Year U.S. Treasury Bonds	13	12/21/21	2,069,844	(42,819)

Total				$(2,088,792)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(17)	12/21/21	(2,469,250)	34,656
5 Year U.S. Treasury Notes	(354)	12/31/21	(43,450,734)	205,768
10 Year U.S. Treasury Notes	(72)	12/21/21	(9,475,875)	104,492

Total				$344,916

TOTAL FUTURES CONTRACTS				$(1,743,876)

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$17,380		$(1,819)	$5,837	$(7,656)
6M CDOR(b)	1.560%(b)	08/22/25	CAD	6,500	(c)	(30,402)	3,127	(33,529)
3M LIBOR(a)	1.250(b)	12/15/26		$590	(c)	3,249	8,950	(5,701)
1.680(b)	6M CDOR(b)	08/22/28	CAD	4,610	(c)	65,942	(4,684)	70,626
0.000(d)	6M EURO(b)	12/15/31	EUR	1,470	(c)	32,577	3,108	29,469
6M CDOR(b)	2.180(b)	08/22/52	CAD	490	(c)	(23,322)	3,381	(26,703)

TOTAL						$46,225	$19,719	$26,506

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.549%	06/20/26	$2,375	$50,532	$41,595	$8,937
CDX.NA.IG Index 28	1.000	0.219	06/20/22	28,500	169,949	141,570	28,379
CDX.NA.IG Index 34	1.000	0.251	06/20/23	17,200	227,461	126,452	101,009
CDX.NA.IG Index 34	1.000	0.463	06/20/25	72,325	1,438,843	506,702	932,141
CDX.NA.IG Index 36	1.000	0.477	06/20/26	159,000	3,862,433	3,522,482	339,951
General Electric Co. 2.700%, 10/09/22	1.000	0.694	06/20/26	3,550	51,409	48,268	3,141
Nordstrom, Inc., 6.950%, 03/15/22	1.000	1.185	06/20/24	1,825	(8,576)	(4,814)	(3,762)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.268	06/20/24	1,150	23,418	9,341	14,077
Pulte Group, Inc., 3.800%, 06/15/32	5.000	0.805	06/20/26	2,100	409,997	411,851	(1,854)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.413	06/20/24	70	1,142	(87)	1,229
The Boeing Co., 8.750%, 08/15/21	1.000	0.765	06/20/24	1,750	11,675	20,655	(8,980)
United Mexican States, 4.150%, 03/28/27	1.000	1.013	12/20/26	640	(229)	1,556	(1,785)

TOTAL					$6,238,054	$4,825,571	$1,412,483

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
CDX.NA.IG Index 36	—CDX North America Investment Grade Index 36
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 72.8%
Argentina(a) – 0.1%
	Republic of Argentina (CCC+/NR)
	$12,578	1.000%		07/09/29	$4,817
	55,075	0.500	(b)	07/09/30	20,103
	58,322	1.125	(b)	07/09/35	19,013

					43,933

Benin(c) – 0.2%
	Benin Government International Bond (B+/B1)
EUR	120,000	4.950		01/22/35	135,162

Brazil – 3.1%
	Brazil Notas do Tesouro Nacional (BB-/NR)
BRL	4,338,000	10.000		01/01/29	761,905
	Brazil Notas do Tesouro Nacional (BB-/Ba2)
	5,203,000	10.000		01/01/25	948,761
	3,969,000	10.000		01/01/27	710,533

					2,421,199

Cameroon(c) – 0.1%
	Republic Of Cameroon (B-/NR)
EUR	100,000	5.950		07/07/32	113,337

Chile – 1.9%
	Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	150,000,000	4.700	(c)	09/01/30	173,499
	715,000,000	5.000		03/01/35	815,744
	Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	410,000,000	4.500		03/01/26	492,814

					1,482,057

China – 14.0%
	Agricultural Development Bank of China (NR/NR)
CNY	17,110,000	2.960		04/17/30	2,577,901
	China Development Bank (NR/NR)
	17,580,000	3.340		07/14/25	2,754,079
	17,780,000	3.090		06/18/30	2,703,693
	China Government Bond (NR/NR)
	13,900,000	2.850		06/04/27	2,153,526
	2,800,000	3.280		12/03/27	446,064
	1,910,000	3.390		03/16/50	289,063

					10,924,326

Colombia – 3.5%
	Republic of Colombia (NR/NR)
COP	1,330,437,540	3.300		03/17/27	364,073
	2,538,700,000	5.750		11/03/27	626,448
	2,058,100,000	7.250		10/18/34	510,985
	Republic of Colombia (NR/Baa2)(a)
	1,851,000,000	4.375		03/21/23	485,475
	Republic of Colombia (BBB-/Baa2)
	2,906,300,000	7.500		08/26/26	789,375

					2,776,356

Czech Republic – 3.5%
	Czech Republic Government Bond (NR/NR)
CZK	22,270,000	1.000		06/26/26	968,171
	27,080,000	0.250		02/10/27	1,122,866

Sovereign Debt Obligations – (continued)
Czech Republic – (continued)
	Czech Republic Government Bond (NR/Aa3)
CZK	11,320,000	4.200		12/04/36	654,490

					2,745,527

Dominican Republic – 0.1%
	Dominican Republic (NR/NR)
DOP	2,800,000	10.500		04/07/23	54,637

Ecuador(b) – 0.1%
	Republic of Ecuador (B-/NR)
	$20,000	5.000		07/31/30	16,750
	90,000	1.000		07/31/35	58,500

					75,250

Egypt(c) – 0.3%
	Republic of Egypt (B/B2u)
	200,000	8.875		05/29/50	197,020

Hungary – 2.5%
	Hungary Government Bond (NR/NR)
HUF	179,680,000	2.750		12/22/26	579,214
	Hungary Government Bond (NR/Baa2)
	124,250,000	3.000		08/21/30	397,832
	Hungary Government Bond (BBB/NR)
	292,160,000	3.000		10/27/27	949,635

					1,926,681

Indonesia – 2.0%
	Indonesia Treasury Bond (NR/NR)
IDR	15,358,000,000	7.500		06/15/35	1,131,807
	Indonesia Treasury Bond (NR/Baa2)
	6,000,000,000	7.000		05/15/27	449,607

					1,581,414

Mexico – 4.3%
	Mexico Government International Bond (BBB/NR)(a)
EUR	100,000	2.250		08/12/36	113,663
	United Mexican States (NR/Baa1)
MXN	4,741,100	5.750		03/05/26	219,424
	4,028,400	8.000		11/07/47	196,807
	United Mexican States (BBB+/Baa1)
	15,330,000	8.500		05/31/29	795,362
	5,456,000	7.750		05/29/31	271,260
	8,836,600	10.000		11/20/36	519,203
	24,561,200	8.500		11/18/38	1,266,494

					3,382,213

Peru – 1.8%
Republic of Peru (A-/Baa1)
PEN	836,000	6.350		08/12/28	208,424
	522,000	6.950		08/12/31	130,451

	1,640,000	6.150		08/12/32	383,363
	2,985,000	5.400		08/12/34	620,835
	510,000	5.350		08/12/40	97,795

					1,440,868

Philippines – 0.3%
	Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250		01/14/36	232,307

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 6.2%
	Republic of Poland (NR/NR)
PLN	9,170,000	0.750%		04/25/25	$2,280,390
	Republic of Poland (A/A2)
	5,120,000	2.500		07/25/27	1,352,962
	4,700,000	2.750		04/25/28	1,259,053

					4,892,405

Romania – 1.4%
	Republic of Romania (NR/NR)
RON	700,000	4.150		01/26/28	165,121
	2,600,000	3.650		09/24/31	572,064
	Republic of Romania (BBB-/Baa3)
	180,000	3.000		02/14/31	183,465
EUR	130,000	2.000	(c)	04/14/33	143,998
	20,000	2.750	(c)	04/14/41	21,516

					1,086,164

Russia – 7.5%
	Russian Federation Bond (NR/NR)
RUB	50,680,000	6.700		03/14/29	674,264
	26,075,000	7.000		07/30/36	342,835
	114,475,000	7.950		10/07/26	1,625,064
	43,640,000	6.000		10/06/27	565,872
	8,410,000	7.700		03/23/33	119,157
	23,220,000	7.250		05/10/34	315,900
	132,970,000	7.700		03/16/39	1,880,327
	Russian Federation Bond (BBB/Baa3)
	23,825,000	7.050		01/19/28	325,453

					5,848,872

Senegal – 0.1%
	Republic of Senegal (B+/Ba3)
EUR	100,000	5.375		06/08/37	113,953

South Africa – 7.5%
Republic of South Africa (BB/Ba2)
ZAR	20,650,000	10.500		12/21/26	1,539,108
	6,930,000	7.000		02/28/31	387,161
	4,650,000	8.250		03/31/32	275,928
	26,650,000	8.875		02/28/35	1,570,455
	8,100,000	8.500		01/31/37	450,582
	25,784,300	8.750		01/31/44	1,411,633
	4,620,000	8.750		02/28/48	252,513

					5,887,380

Thailand – 9.1%
	Thailand Government Bond (NR/NR)
THB	4,040,000	1.585		12/17/35	108,783
	23,690,000	3.300		06/17/38	777,250
	1,220,000	3.600		06/17/67	42,172
	Thailand Government Bond (NR/Baa1)
	9,780,000	2.125		12/17/26	305,109
	53,115,667	1.250		03/12/28	1,546,670
	65,970,000	3.775		06/25/32	2,296,635
	Thailand Government Bond (A-/Baa1)
	61,430,000	3.850		12/12/25	2,037,952

					7,114,571

Sovereign Debt Obligations – (continued)
Turkey – 2.6%
	Republic of Turkey (NR/NR)
TRY	9,925,000	12.200		01/18/23	1,050,757
	4,460,000	10.600		02/11/26	393,065
	805,000	11.000		02/24/27	69,339
	6,050,000	11.700		11/13/30	497,307

					2,010,468

Ukraine – 0.3%
	Ukraine Government Bond (B/NR)
EUR	100,000	4.375		01/27/30	107,437
	100,000	4.375	(c)	01/27/30	107,437

					214,874

Uruguay – 0.3%
	Republic of Uruguay (BBB/NR)
UYU	4,593,653	3.875		07/02/40	122,196
	Republic of Uruguay (BBB/Baa2)
	4,777,030	4.375		12/15/28	131,962

					254,158

	TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $59,648,982)				$56,955,132

Corporate Obligations – 2.5%
China(d) – 0.0%
	iQIYI, Inc. (NR/NR)
	$10,000	2.000%		04/01/25	$8,784
	10,000	4.000		12/15/26	8,525
	NIO, Inc. (NR/NR)(c)
	10,000	0.500		02/01/27	8,140

					25,449

Colombia – 0.3%
	Banco de Bogota SA (NR/Ba2)
	200,000	6.250		05/12/26	218,000

Israel(a)(c) – 0.1%
	Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750		06/30/23	51,963

Mexico – 0.3%
	Mexico City Airport Trust (BBB/Baa3)
	270,000	3.875		04/30/28	278,741

South Africa – 0.8%
	The African Export-Import Bank (NR/Baa1)(a)(c)
	200,000	3.798		05/17/31	207,398
	The Eastern & Southern African Trade & Development Bank (NR/Baa3)
	390,000	4.875		05/23/24	411,965

					619,363

Thailand(a)(c) – 0.3%
	GC Treasury Center Co. Ltd. (BBB/Baa2)
	200,000	2.980		03/18/31	202,225

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date		Value

Corporate Obligations – (continued)
Turkey(a)(c)(e) – 0.3%
	Yapi ve Kredi Bankasi A/S (NR/Caa2) (5 year CMT + 7.415%)
	$200,000	7.875%		01/22/31		$205,000

Venezuela(f) – 0.4%
	Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000		10/28/22		324,800

	TOTAL CORPORATE OBLIGATIONS (Cost $4,682,478)					$1,925,540

Structured Notes – 11.1%
United Kingdom(c) – 4.9%
	Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(g)
EGP	7,800,000	0.000%		12/23/21		$483,025
	Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	30,146,000,000	8.750		05/19/31		2,453,805
	12,570,000,000	7.500		08/19/32		941,048

						3,877,878

United States – 6.2%
	Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000		07/25/24		1,237,391
	Republic of Egypt (Issuer Citigroup Global Markets) (NR/NR)(c)(g)
EGP	17,000,000	0.000		05/26/22		999,269
	Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	8,625,000	0.000	(c)(g)	04/14/22		513,890
	10,850,000	0.000	(c)(g)	03/03/22		655,645
IDR	6,184,000,000	7.500	(c)(e)	06/17/35		455,730
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(c)
	5,558,000,000	7.000		05/17/27		416,486
	7,753,000,000	6.500		02/15/31		545,824

						4,824,235

	TOTAL STRUCTURED NOTES (Cost $9,769,726)					$8,702,113

U.S. Treasury Obligations – 0.1%
	United States Cash Management Bill(g)
	$28,000	0.000%		01/25/22		$27,996
	United States Treasury Notes
	72,000	1.750		09/30/22		73,181

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,064)					$101,177

Shares		Dividend Rate			Value

Investment Company(h) – 4.4%
	Goldman Sachs Financial Square Government Fund – Institutional Shares
	3,433,325	0.026%			$3,433,325
	(Cost $3,433,325)

	TOTAL INVESTMENTS – 90.9% (Cost $77,634,575)				$71,117,287

	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.1%				7,143,462

	NET ASSETS – 100.0%				$78,260,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2021.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(f)	Security is currently in default and/or non-income producing.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand

Investment Abbreviations:
BUBOR	—Budapest Interbank Offered Rate
CLICP	—Sinacofi Chile Interbank Rate
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
HIBOR	—Hong Kong Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MIBOR	—MIBOR – Mumbai Interbank Offered Rate
NR	—Not Rated
PLC	—Public Limited Company
PRIBOR	—Prague Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc.	CAD	1,283,260	EUR	862,032	12/15/21	$12,967
	CHF	157,798	EUR	145,022	12/15/21	1,397
	CNH	14,474,622	USD	2,226,342	12/15/21	4,900
	EUR	144,055	HUF	51,246,133	12/15/21	2,412
	EUR	144,178	PLN	664,424	12/15/21	270
	EUR	287,192	SEK	2,912,875	12/15/21	225
	GBP	143,275	EUR	166,116	10/14/21	578
	IDR	5,053,692,131	USD	347,070	11/16/21	3,947
	NOK	7,417,538	EUR	721,819	12/15/21	10,468
	RUB	22,595,350	USD	297,873	10/01/21	12,494
	RUB	265,425,403	USD	3,553,263	11/15/21	67,000
	RUB	38,315,517	USD	520,890	11/17/21	1,523
	TRY	1,088,967	USD	106,919	02/23/22	6,562
	TRY	3,587,791	USD	358,303	04/06/22	7,741
	USD	332,767	AUD	453,071	12/15/21	5,094
	USD	1,678,512	BRL	9,030,947	10/04/21	21,468
	USD	1,421,026	CAD	1,793,171	12/15/21	5,288
	USD	2,091,982	CHF	1,922,240	12/15/21	25,226

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Securities, Inc. (continued)	USD	1,098,122	CLP	869,469,805	11/12/21	$30,187
	USD	1,001,709	EUR	845,442	10/07/21	22,250
	USD	792,426	EUR	669,166	10/12/21	17,112
	USD	769,728	EUR	651,098	10/13/21	15,334
	USD	856,283	EUR	722,479	10/18/21	19,103
	USD	2,003,567	EUR	1,701,670	12/15/21	29,173
	USD	822,941	GBP	595,040	10/18/21	21,166
	USD	852,313	GBP	619,462	12/15/21	17,525
	USD	163,836	IDR	2,351,945,564	11/16/21	475
	USD	163,673	ILS	524,312	12/15/21	922
	USD	684,013	INR	50,744,303	12/07/21	5,713
	USD	1,430,642	JPY	157,576,471	12/15/21	13,764
	USD	1,180,950	KRW	1,380,912,197	11/15/21	15,815
	USD	449,221	MXN	9,087,652	12/15/21	13,815
	USD	1,039,961	NOK	9,032,499	12/15/21	7,367
	USD	853,372	NZD	1,209,341	12/15/21	19,015
	USD	280,728	PEN	1,154,051	11/18/21	1,986
	USD	120,315	PHP	6,070,964	10/26/21	1,806
	USD	310,847	RUB	22,595,350	10/01/21	481
	USD	166,885	RUB	12,215,512	11/15/21	272
	USD	658,509	THB	21,636,613	12/15/21	19,304
	USD	1,687,980	TRY	15,103,092	12/15/21	56,396
	USD	365,601	TRY	3,578,462	04/06/22	509
	USD	685,000	TRY	6,609,908	06/14/22	34,685
	USD	674,168	TWD	18,644,148	10/12/21	3,583
	USD	336,010	TWD	9,320,249	10/18/21	680
	USD	958,739	ZAR	13,852,134	12/15/21	48,583
	ZAR	2,520,778	USD	165,210	12/15/21	418
MS & Co. Int. PLC	MYR	24,354,103	USD	5,720,954	11/12/21	79,713

TOTAL						$686,712

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	AUD	459,847	NZD	482,159	12/15/21	$(81)
	AUD	1,233,073	USD	909,104	12/15/21	(17,313)
	BRL	9,030,948	USD	1,713,920	10/04/21	(56,876)
	BRL	6,699,905	USD	1,228,067	11/03/21	(4,250)
	CAD	427,416	USD	338,080	12/15/21	(628)
	CLP	583,282,568	USD	745,543	11/12/21	(29,121)
	CNH	1,109,431	USD	171,138	12/15/21	(121)
	CZK	33,581,739	USD	1,561,401	12/15/21	(30,026)
	EUR	433,836	AUD	699,572	12/15/21	(2,583)
	EUR	288,332	CHF	311,986	12/15/21	(900)
	EUR	143,751	CZK	3,671,116	12/15/21	(618)
	EUR	166,116	GBP	143,273	10/14/21	(575)
	EUR	301,216	USD	356,536	10/07/21	(7,572)
	EUR	144,630	USD	170,955	10/13/21	(3,379)
	EUR	3,859,620	USD	4,580,989	12/15/21	(102,795)
	GBP	613,785	EUR	718,688	12/15/21	(6,735)
	HUF	101,916,688	EUR	286,586	12/15/21	(4,905)
	HUF	402,118,557	USD	1,325,658	12/15/21	(33,051)
	IDR	17,277,234,684	USD	1,207,225	11/16/21	(7,191)

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc. (continued)	INR	116,207,679	USD	1,571,946	12/07/21	$(18,598)
	JPY	37,249,826	EUR	288,920	12/15/21	(285)
	JPY	186,591,948	USD	1,700,522	12/15/21	(22,745)
	KRW	988,506,672	USD	839,726	11/15/21	(5,681)
	MXN	85,142,999	USD	4,214,064	12/15/21	(134,713)
	NOK	1,440,573	EUR	143,106	12/15/21	(1,356)
	NOK	1,521,559	USD	176,130	12/15/21	(2,185)
	NZD	752,884	USD	534,307	12/15/21	(14,873)
	PEN	1,075,933	USD	261,740	11/18/21	(1,866)
	PLN	656,445	EUR	142,837	12/15/21	(720)
	PLN	8,749,837	USD	2,290,057	12/15/21	(90,624)
	RON	6,875,654	USD	1,632,900	12/15/21	(30,312)
	RUB	22,595,349	USD	310,847	10/01/21	(481)
	RUB	9,314,593	USD	127,209	11/15/21	(163)
	RUB	12,241,030	USD	167,194	11/17/21	(294)
	TRY	6,062,250	USD	685,000	12/14/21	(29,726)
	TRY	907,823	USD	100,805	12/15/21	(2,733)
	TWD	29,845,650	USD	1,078,385	10/12/21	(4,909)
	TWD	9,447,912	USD	341,882	10/18/21	(1,958)
	USD	3,885,183	CNH	25,293,165	12/15/21	(13,721)
	USD	923,708	COP	3,543,739,152	10/29/21	(4,942)
	USD	334,110	JPY	37,185,370	12/15/21	(249)
	USD	298,679	RUB	22,595,349	10/01/21	(11,687)
	USD	1,228,040	RUB	91,645,849	11/15/21	(21,961)
	USD	2,145,693	RUB	161,097,875	11/17/21	(50,796)
	USD	330,845	SGD	450,031	12/15/21	(541)
	USD	331,889	THB	11,257,348	12/15/21	(684)
	USD	70,526	TRY	685,338	02/23/22	(893)
	USD	337,766	TWD	9,398,349	10/12/21	(269)
	ZAR	19,360,972	USD	1,303,992	12/15/21	(31,880)

TOTAL						$(810,565)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	8	12/21/21	$1,528,500	$(49,477)
Ultra 10 Year U.S. Treasury Notes	44	12/21/21	6,391,000	(103,161)
2 Year U.S. Treasury Notes	14	12/31/21	3,080,766	(1,995)
5 Year U.S. Treasury Notes	1	12/31/21	122,742	209

Total				$(154,424)

Short position contracts:
10 Year U.S. Treasury Notes	(16)	12/21/21	(2,105,750)	8,248
20 Year U.S. Treasury Bonds	(34)	12/21/21	(5,413,438)	116,939

Total				$125,187

TOTAL FUTURES CONTRACTS				$(29,237)

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M KLIBOR	3.000%	BofA Securities LLC	12/15/31	MYR	3,400	(b)	$(16,719)	$(4,486)	$(12,233)
3M KLIBOR	3.650	Citibank NA	02/27/24		3,020		23,614	—	23,614
3M KLIBOR	2.131	Citibank NA	02/02/26		2,240		(11,822)	—	(11,822)
3M KLIBOR	3.500	MS & Co. Int. PLC	06/16/26		1,030		(7,957)	(8,401)	444
3M KLIBOR	3.693	MS & Co. Int. PLC	03/01/24		5,490		43,986	—	43,986
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24		25,010		187,002	—	187,002
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24		2,610		15,911	—	15,911
3M KLIBOR	3.250	MS & Co. Int. PLC	12/18/24		2,000		11,340	347	10,993
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		3,270		(25,261)	(4,238)	(21,023)

TOTAL							$220,094	$(16,778)	$236,872

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(b)	3M WIBOR(c)	12/16/21	PLN	30,110	$(14,387)	$(334)	$(14,053)
0.505(d)	6M CLICP(d)	12/16/21	CLP	7,500,000	43,665	—	43,665
1M BID Avg(b)	3.390%(b)	01/03/22	BRL	22,230	(43,609)	—	(43,609)
1M BID Avg(b)	4.120(b)	01/03/22		25,550	50,313	(20,063)	70,376
5.800(b)	1M BID Avg(b)	01/02/23		8,000	37,840	3,099	34,741
1M BID Avg(e)	4.230(e)	01/02/23		13,430	(104,479)	(47,956)	(56,523)
1M BID Avg(b)	7.200(b)	01/02/23		17,590	(54,729)	1,346	(56,075)
6M MIBOR(d)	4.290(d)	07/23/23	INR	391,300	2,919	(687)	3,606
3M CNY(c)	2.500(c)	09/15/23	CNY	69,460	41,221	13,921	27,300
1.250(c)	3M KWCDC(c)	09/15/23	KRW	5,897,962	29,857	10,418	19,439
6.200(e)	Mexico IB TIIE 28D(e)	12/13/23	MXN	8,670	3,537	(203)	3,740
6M EURO(d)	(0.500)(f)	12/15/23	EUR	4,290	(9,719)	(4,395)	(5,324)
1.500(c)	3M KWCDC(c)	12/15/23	KRW	3,632,510	9,648	1,433	8,215
2.650(f)	6M BUBOR(d)	12/15/23	HUF	2,197,538	20,879	3,781	17,098
4.300(d)	6M CLICP(d)	12/15/23	CLP	3,531,670	25,957	(1,619)	27,576
2.700(f)	6M PRIBOR(d)	12/15/23	CZK	332,940	80,529	(14,526)	95,055
4.900(c)	Colombia IBR Overnight IB(c)	12/15/23	COP	11,930,260	16,654	(2,692)	19,346
9.200(b)	1M BID Avg(b)	01/02/24	BRL	2,315	3,662	(10,066)	13,728
1M BID Avg(b)	4.930(b)	01/02/24		19,310	(232,246)	(98,792)	(133,454)
1.500(c)	3M KWCDC(c)	03/16/24	KRW	13,301,570	53,322	30,752	22,570
6M BUBOR(d)	2.675(f)	09/21/24	HUF	2,405,200	(66,730)	11,180	(77,910)
6.320(b)	1M BID Avg(b)	01/02/25	BRL	3,650	51,103	(3,859)	54,962
6M THBFIX(d)	0.750(d)	12/16/25	THB	63,270	(10,462)	(46,889)	36,427
6M WIBOR(d)	0.750(f)	12/16/25	PLN	6,030	(55,043)	(3,240)	(51,803)
6M THBFIX(d)	1.000(d)	09/15/26	THB	117,375	(9,938)	(2,678)	(7,260)
2.750(c)	3M CNY(c)	09/15/26	CNY	1,120	(2,059)	(1,939)	(120)
6M MIBOR(d)	5.500(d)	09/15/26	INR	176,260	20,441	(8,016)	28,457
6.700(e)	Mexico IB TIIE 28D(e)	12/09/26	MXN	27,915	28,843	530	28,313
(0.250)(f)	6M EURO(d)	12/15/26	EUR	2,180	11,516	(5,251)	16,767

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.700%(f)	6M WIBOR(d)	12/15/26	PLN	2,075	$6,901	$395	$6,506
8.495(b)	1M BID Avg(b)	01/04/27	BRL	12,875	118,528	(20,444)	138,972
9.900(b)	1M BID Avg(b)	01/04/27		3,200	9,006	(17,613)	26,619
6M THBFIX(d)	1.000%(d)	03/16/27	THB	112,340	(34,235)	(11,819)	(22,416)
2.810(f)	6M BUBOR(d)	09/21/27	HUF	997,850	71,745	(12,757)	84,502
0.000(f)	6M EURO(d)	12/15/28	EUR	70	(68)	(938)	870
3M HIBOR(c)	1.500(c)	09/15/31	HKD	3,240	(743)	4,224	(4,967)
1.750(c)	3M KWCDC(c)	09/15/31	KRW	625,869	9,006	(5,263)	14,269
7.150(e)	Mexico IB TIIE 28D(c)	12/03/31	MXN	21,310	29,060	(531)	29,591
6M WIBOR(d)	2.000(f)	12/15/31	PLN	4,750	(30,327)	1,169	(31,496)
1.750(d)	3M LIBOR(c)	12/15/31		$990	(16,605)	(36,523)	19,918
1.300(f)	3M TELBOR(c)	12/15/31	ILS	2,825	12,742	226	12,516
6M CLICP(d)	5.100(d)	12/15/31	CLP	830,300	(33,591)	(509)	(33,082)
Colombia IBR Overnight IB(c)	6.400(c)	12/15/31	COP	4,634,250	(29,175)	3,621	(32,796)
3.050(f)	6M BUBOR(d)	12/15/31	HUF	397,940	38,476	2,996	35,480
0.000(f)	6M EURO(d)	12/15/31	EUR	760	16,843	1,607	15,236
2.200(f)	6M PRIBOR(d)	12/15/31	CZK	21,600	25,330	(2,252)	27,582
3M JIBAR(c)	7.400(c)	12/15/31	ZAR	6,000	(8,721)	(1,762)	(6,959)
0.250(f)	6M EURO(d)	12/15/36	EUR	160	4,772	202	4,570

TOTAL					$117,449	$(292,716)	$410,165

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(b)	Payments made at maturity.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.
(e)	Payments made monthly.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.179%	MS & Co. Int. PLC	12/20/23	$6,780	$126,909	$73,911	$52,998

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000%	1.063%	06/20/24	$70	$(98)	$234	$(332)
People’s Republic of China, 7.500%, 10/28/27	1.000	0.102	06/20/22	1,210	8,298	6,286	2,012
State of Qatar, 9.750%, 06/15/30	1.000	0.249	12/20/24	410	10,102	7,412	2,690
Russian Federation, 7.500%, 03/31/30	1.000	0.640	06/20/25	200	2,729	(685)	3,414
Republic of South Africa, 5.875%, 03/16/22	1.000	2.105	12/20/26	220	(11,999)	(10,565)	(1,434)
CDX.NA.EM Index 36	1.000	1.808	12/20/26	320	(12,640)	(11,137)	(1,503)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.819	12/20/26	600	5,699	7,733	(2,034)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.542	12/20/26	410	9,802	9,407	395

TOTAL					$11,893	$8,685	$3,208

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACTS(a)

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Gain (Loss)*

Bank of America	COP 574,899,013	Colombia Domestic Bond, 6.25%, 10/12/21	10/12/21	$(875)

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Call EUR/Put GBP	HSBC Bank PLC	$0.867	10/12/2021	570,000	$570,000	$890	$1,532	$(642)
Call EUR/Put USD	MS & Co. Int. PLC	1.195	10/05/2021	2,399,000	2,399,000	3	8,637	(8,634)
Call EUR/Put USD	HSBC Bank PLC	1.194	10/08/2021	2,313,000	2,313,000	2	7,914	(7,912)
Call EUR/Put USD	BNP Paribas SA	1.193	10/11/2021	2,309,000	2,309,000	5	7,810	(7,805)
Call EUR/Put USD	MS & Co. Int. PLC	1.193	10/14/2021	2,316,000	2,316,000	27	8,101	(8,074)
Call GBP/Put USD	CS International (London)	1.395	10/14/2021	1,973,000	1,973,000	64	9,270	(9,206)

Total purchased option contracts				11,880,000	$11,880,000	$991	$43,264	$(42,273)
Written option contracts
Calls
Call EUR/Put USD	BNP Paribas SA	1.183	10/11/2021	(577,000)	(577,000)	(23)	(4,190)	4,167
Call GBP/Put USD	CS International (London)	1.383	10/14/2021	(493,000)	(493,000)	(105)	(4,767)	4,662
Call EUR/Put USD	HSBC Bank PLC	1.184	10/08/2021	(578,000)	(578,000)	(10)	(4,136)	4,126
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/05/2021	(600,000)	(600,000)	(1)	(4,489)	4,488
Call EUR/Put USD	MS & Co. Int. PLC	1.185	10/14/2021	(579,000)	(579,000)	(41)	(3,835)	3,794

				(2,827,000)	$(2,827,000)	$(180)	$(21,417)	$21,237
Puts
Put EUR/Call USD	BNP Paribas SA	1.183	10/11/2021	(577,000)	(577,000)	(13,893)	(4,367)	(9,526)
Put GBP/Call USD	CS International (London)	1.383	10/14/2021	(493,000)	(493,000)	(17,412)	(4,521)	(12,891)
Put EUR/Call USD	HSBC Bank PLC	1.184	10/08/2021	(578,000)	(578,000)	(14,783)	(4,027)	(10,756)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/05/2021	(600,000)	(600,000)	(15,999)	(4,489)	(11,510)
Put EUR/Call USD	MS & Co. Int. PLC	1.185	10/14/2021	(579,000)	(579,000)	(15,344)	(3,834)	(11,510)
				(2,827,000)	$(2,827,000)	$(77,431)	$(21,238)	$(56,193)

Total written option contracts				(5,654,000)	$(5,654,000)	$(77,611)	$(42,655)	$(34,956)

TOTAL				6,226,000	$6,226,000	$(76,620)	$609	$(77,229)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
CS International (London)	—Credit Suisse International (London)
CDX.NA.EM Index	—CDX North America Emeging Market Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 107.7%
Collateralized Mortgage Obligations – 4.6%
Interest Only(a) – 1.5%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$181,606	5.916%	05/15/41	$27,403
FHLMC REMIC Series 4286, Class SN(b) (-1x1M USD LIBOR + 6.000%)
1,740,327	5.916	12/15/43	268,393
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
160,848	5.966	03/15/44	24,194
FHLMC REMIC Series 4456, Class IO
97,108	4.500	10/15/44	15,123
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
160,454	6.016	05/15/45	30,092
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
696,578	5.916	05/15/46	120,618
FHLMC REMIC Series 4929, Class SC(b) (-1X 1M USD LIBOR + 6.050%)
340,234	5.964	10/25/48	51,031
FHLMC REMIC Series 4998, Class GI
658,727	4.000	08/25/50	104,260
FHLMC REMIC Series 5009, Class DI
1,262,115	2.000	09/25/50	137,332
FHLMC REMIC Series 5012, Class DI
243,782	4.000	09/25/50	38,430
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
250,052	6.684	04/25/37	51,027
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
319,363	6.214	03/25/38	57,469
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
137,851	6.464	12/25/41	23,854
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
181,093	6.584	07/25/42	29,516
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
499,607	6.064	01/25/48	88,842
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
595,828	6.064	11/25/47	108,309
FNMA REMIC Series 2018-8, Class SA(b) (-1x 1M USD LIBOR + 6.150%)
421,950	6.064	02/25/48	61,446
FNMA REMIC Series 2019-81, Class SD(b) (-1x1M USD LIBOR + 6.000%)
294,783	5.914	01/25/50	42,056
FNMA REMIC Series 2020-38, Class TI
670,741	4.000	06/25/50	99,644
FNMA REMIC Series 2020-60, Class KI
1,289,974	2.000	09/25/50	137,709
FNMA REMIC Series 2020-60, Class NI
226,401	4.000	09/25/50	35,690

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
203,678	6.163	02/20/40	37,218
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
841,041	5.963	08/20/43	168,578
GNMA REMIC Series 2014-11, Class KI
72,968	4.500	12/20/42	3,906
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,966,612	5.513	08/20/44	349,846
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
271,918	6.013	10/20/43	29,479
GNMA REMIC Series 2015-111, Class IM
483,801	4.000	08/20/45	58,258
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
180,350	6.113	08/20/45	31,848
GNMA REMIC Series 2015-119, Class SN(b) (-1x 1M USD LIBOR + 6.250%)
362,712	6.163	08/20/45	63,785
GNMA REMIC Series 2015-129, Class IC
333,081	4.500	09/16/45	52,247
GNMA REMIC Series 2015-72, Class JI
18,392	3.500	05/20/45	1,073
GNMA REMIC Series 2015-83, Class PI
38,830	3.500	06/20/45	3,105
GNMA REMIC Series 2015-90, Class PI
21,635	3.500	04/20/45	944
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
171,129	6.113	01/20/46	28,844
GNMA REMIC Series 2016-138, Class DI
111,767	4.000	10/20/46	16,085
GNMA REMIC Series 2016-27, Class IA
321,601	4.000	06/20/45	30,116
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
535,538	5.573	07/20/47	80,763
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
286,270	6.113	08/20/48	40,935
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
981,609	6.113	09/20/48	172,144
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
473,194	6.063	10/20/48	66,326
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
789,528	6.113	05/20/48	117,904
GNMA REMIC Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
617,777	5.613	01/20/48	103,112

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
$404,677	5.963%	01/20/49	$57,334
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
780,832	6.013	09/20/49	112,915
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
793,906	6.013	09/20/49	107,023
GNMA REMIC Series 2019-128, Class IO
661,506	4.000	10/20/49	86,046
GNMA REMIC Series 2019-151, Class NI
2,304,164	3.500	10/20/49	229,060
GNMA REMIC Series 2019-153, Class EI
3,294,634	4.000	12/20/49	465,006
GNMA REMIC Series 2019-153, Class SC(b) (-1X 1M USD LIBOR + 6.050%)
250,755	5.963	12/20/49	39,076
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
725,419	3.703	02/20/49	56,522
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
758,895	5.963	01/20/49	117,576
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
267,797	5.963	01/20/49	40,836
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
274,001	6.013	06/20/49	39,065
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
570,651	6.013	08/20/49	86,552
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
599,804	5.963	01/20/50	98,898
GNMA REMIC Series 2020-146, Class IM
1,540,135	2.500	10/20/50	188,473
GNMA REMIC Series 2020-146, Class KI
2,142,963	2.500	10/20/50	217,383
GNMA REMIC Series 2020-173, Class AI
608,151	2.500	11/20/50	30,206
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
980,092	5.963	02/20/50	168,530
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
399,970	5.963	04/20/50	71,093
GNMA REMIC Series 2020-55, Class IO
443,717	3.500	04/20/50	58,378
GNMA REMIC Series 2020-78, Class DI
1,107,866	4.000	06/20/50	124,163
GNMA Series 2019-78, Class SA(b) (-1X 1M USD LIBOR + 6.050%)
555,721	5.963	06/20/49	91,019

			5,494,108

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 1.0%
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(c) (1M USD LIBOR + 3.000%)
150,639	3.086	06/25/50	151,221
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
63,510	0.536	07/25/41	64,299
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,473,798	0.486	12/25/57	1,488,273
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,821,389	0.385	12/16/47	1,831,579

			3,535,372

Sequential Fixed Rate – 1.3%
FHLMC REMIC Series 2042, Class N
22,983	6.500	03/15/28	25,584
FHLMC REMIC Series 3748, Class D
56,328	4.000	11/15/39	56,879
FHLMC REMIC Series 4577, Class HM(d)
418,780	4.000	12/15/50	466,506
FNMA REMIC Series 2000-16, Class ZG
86,305	8.500	06/25/30	102,182
FNMA REMIC Series 2005-59, Class KZ
536,120	5.500	07/25/35	604,632
FNMA REMIC Series 2011-52, Class GB
261,938	5.000	06/25/41	293,163
FNMA REMIC Series 2011-99, Class DB
279,467	5.000	10/25/41	312,199
FNMA REMIC Series 2012-111, Class B
42,658	7.000	10/25/42	50,147
FNMA REMIC Series 2012-153, Class B
167,545	7.000	07/25/42	200,733
FNMA REMIC Series 2017-87, Class EA
2,609,781	3.000	04/25/44	2,755,600

			4,867,625

Sequential Floating Rate(b) – 0.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
29,495	2.719	04/25/35	29,495
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
103,527	3.008	07/25/35	103,417
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
52,075	1.592	09/25/35	50,028
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c) (SOFR30A + 2.800%)
187,529	2.850	10/25/50	189,746
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(c) (SOFR30A + 1.650%)
120,000	1.700	01/25/34	120,827
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
384,816	3.336	05/25/25	390,829
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M2 (1M USD LIBOR + 2.500%)
680,000	2.586	03/25/30	695,945

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
$22,833	5.386%	10/25/28	$23,983
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2 (1M USD LIBOR + 4.250%)
222,409	4.336	04/25/29	230,765
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
34,598	0.567	01/19/36	33,675
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
13,719	0.806	10/25/34	13,410
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
493,604	2.500	10/25/51	499,427
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
165,538	2.409	10/25/34	167,339
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
118,035	3.750	05/28/52	125,164
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
66,614	3.500	07/25/49	67,439

			2,741,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$16,638,594

Commercial Mortgage-Backed Securities – 4.5%
Sequential Fixed Rate – 4.0%
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
$1,900,000	3.006%	01/15/53	$2,029,984
BANK Series 2018-BK15, Class D(c)
800,000	3.000	11/15/61	690,365
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(c)
1,000,000	3.000	09/15/50	897,848
JPMBD Commercial Mortgage Series 2017-C7, Class D(c)
670,000	3.000	10/15/50	623,166
Morgan Stanley Capital I Trust Series 2018-L1, Class D(c)
900,000	3.000	10/15/51	818,616
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(c)
300,000	3.401	03/15/50	287,375
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(c)
300,000	3.000	07/15/50	273,244
BANK Series 2018-BNK14, Class D(c)
200,000	3.000	09/15/60	179,500
BANK Series 2019-BNK19, Class D(c)
100,000	3.000	08/15/61	91,735
Benchmark Mortgage Trust Series 2019-B13, Class D(c)
300,000	2.500	08/15/57	259,876
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(c)
125,000	3.250	04/14/50	105,239
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(c)
150,000	3.060	10/15/48	145,461

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
DOLP Trust Series 2021-NYC, Class A(c)
800,000	2.956	05/10/41	845,240
BBCMS Mortgage Trust Series 2018-C2, Class A4
2,650,000	4.047	12/15/51	2,999,959
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139	10/15/51	4,305,184

			14,552,792

Sequential Floating Rate(b) – 0.5%
BANK Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,041,664
Benchmark Mortgage Trust Series 2018-B6, Class D(c)
220,000	3.261	10/10/51	200,854
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.908	02/10/49	416,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(c)
150,000	4.282	07/15/50	151,742
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D(c)
100,000	3.338	12/15/49	94,387

			1,904,785

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$16,457,577

Federal Agencies – 98.6%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$5,850	2.216%	10/01/34	$6,191
(1 Year CMT + 2.186%)
7,567	2.240	09/01/33	7,974
(1 Year CMT + 2.250%)
18,125	2.375	04/01/33	19,025
8,685	2.375	11/01/34	9,161
6,597	2.375	02/01/35	6,963
22,336	2.345	06/01/35	23,541

			72,855

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.195%)
2,289	2.278	07/01/33	2,409
7,301	2.321	02/01/35	7,718
(1 Year CMT + 2.279%)
56,710	2.305	06/01/33	59,609
(1 Year CMT + 2.311%)
690	2.394	04/01/34	727
(12M USD LIBOR + 1.621%)
18,071	1.996	03/01/35	19,016
(12M USD LIBOR + 1.645%)
19,542	2.037	12/01/33	20,477
(12M USD LIBOR + 1.670%)
7,980	2.130	11/01/34	8,394
(12M USD LIBOR + 1.810%)
8,800	2.185	04/01/35	9,307

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 2.040%)
$22,096	2.361%	05/01/35	$23,389
(6M USD LIBOR + 1.412%)
3,470	1.592	06/01/33	3,593
(COF + 1.250%)
101	1.556	07/01/22	101
5,373	1.513	07/01/27	5,416
6,319	1.513	11/01/27	6,368
3,694	1.513	01/01/31	3,739
5,543	1.513	06/01/32	5,616
5,637	1.556	08/01/32	5,711
7,418	1.556	05/01/33	7,520
54,830	1.532	08/01/33	55,475
2,389	1.513	11/01/35	2,421
11,314	1.513	12/01/37	11,405
4,588	1.513	01/01/38	4,626
6,076	1.513	11/01/40	6,149

			269,186

Adjustable Rate GNMA(b) – 4.3% (1 Year CMT + 1.500%)
14,945,478	2.500	08/20/51	15,441,413
3,059	1.875	06/20/23	3,079
1,573	2.250	07/20/23	1,585
1,544	2.250	08/20/23	1,556
3,604	2.250	09/20/23	3,626
1,405	2.000	03/20/24	1,422
13,083	1.875	04/20/24	13,221
1,860	1.875	05/20/24	1,885
12,906	1.875	06/20/24	13,036
3,141	2.000	06/20/24	3,181
9,977	2.250	07/20/24	10,089
13,217	2.250	08/20/24	13,357
4,136	2.250	09/20/24	4,175
5,115	2.125	11/20/24	5,191
1,852	2.125	12/20/24	1,880
4,392	2.500	12/20/24	4,486
3,623	2.000	01/20/25	3,692
2,193	2.000	02/20/25	2,236
8,785	2.000	05/20/25	8,932
8,301	2.250	07/20/25	8,445
3,524	2.000	02/20/26	3,593
185	2.250	07/20/26	188
9,184	2.000	01/20/27	9,413
3,580	2.000	02/20/27	3,661
30,474	1.875	04/20/27	31,013
3,115	1.875	05/20/27	3,171
5,060	1.875	06/20/27	5,153
1,675	2.125	11/20/27	1,706
5,013	2.125	12/20/27	5,107
10,554	2.000	01/20/28	10,825
3,556	2.000	02/20/28	3,648
3,787	2.000	03/20/28	3,886
18,618	2.250	07/20/29	19,117
8,812	2.250	08/20/29	9,049
2,298	2.250	09/20/29	2,360
9,815	2.125	10/20/29	10,035

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
14,457	2.125	11/20/29	14,818
2,529	2.125	12/20/29	2,602
3,796	2.000	01/20/30	3,914
1,229	2.000	02/20/30	1,268
9,807	2.000	03/20/30	10,115
10,606	1.875	04/20/30	10,853
16,232	1.875	05/20/30	16,619
14,768	2.000	05/20/30	15,254
3,608	1.875	06/20/30	3,697
25,938	2.250	07/20/30	26,804
5,562	2.250	09/20/30	5,755
9,428	2.125	10/20/30	9,733

			15,789,844

FHLMC – 8.0%
40,205	5.000	10/01/33	45,471
1,985	5.000	07/01/35	2,261
1,079	4.500	08/01/35	1,212
4,093	4.500	09/01/35	4,600
1,162	4.500	10/01/35	1,307
50,763	5.000	12/01/35	57,248
1,806	5.000	02/01/37	2,038
17,830	4.500	01/01/38	20,038
769	4.500	06/01/38	864
29,098	4.500	09/01/38	32,547
102	4.500	01/01/39	114
15,970	4.500	02/01/39	17,840
5,760	4.500	03/01/39	6,434
1,507	4.500	04/01/39	1,684
41,312	4.500	05/01/39	46,146
112,332	5.000	05/01/39	127,551
128,294	4.500	06/01/39	143,311
2,658	4.500	07/01/39	2,969
198,294	5.000	07/01/39	223,999
3,208	4.500	08/01/39	3,584
5,808	4.500	09/01/39	6,488
1,524	4.500	10/01/39	1,702
992	4.500	11/01/39	1,108
960	4.500	12/01/39	1,073
4,493	4.500	01/01/40	5,020
2,486	4.500	04/01/40	2,775
4,431	4.500	05/01/40	4,946
10,459	4.000	06/01/40	11,502
6,480	4.500	06/01/40	7,234
2,871	4.500	07/01/40	3,205
933	4.500	08/01/40	1,041
4,311	5.000	08/01/40	4,903
11,585	5.000	10/01/40	13,193
76,405	4.000	02/01/41	84,019
24,156	4.500	02/01/41	26,955
4,571	4.500	03/01/41	5,100
9,624	4.500	04/01/41	10,739
10,155	4.500	05/01/41	11,332
19,610	4.500	06/01/41	21,881
1,180	5.000	06/01/41	1,344
51,253	4.500	08/01/41	57,191

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$54,453	4.500%	09/01/41	$60,783
46,116	4.000	10/01/41	51,042
6,039	4.000	11/01/41	6,622
3,210	4.500	12/01/41	3,582
344,355	4.000	03/01/42	379,098
43,602	4.500	03/01/42	48,655
16,629	3.000	05/01/42	17,729
246,601	3.500	06/01/42	269,020
488,264	4.500	06/01/42	544,946
71,096	3.000	08/01/42	76,252
63,606	3.500	08/01/42	68,864
29,639	3.000	10/01/42	31,801
161,539	3.500	10/01/42	174,893
455,198	3.000	11/01/42	489,680
103,575	3.500	11/01/42	112,137
806,874	3.000	12/01/42	868,912
1,412,614	3.000	01/01/43	1,521,990
124,812	3.000	02/01/43	133,595
1,351,895	3.500	08/01/43	1,465,489
670,196	4.000	08/01/43	738,915
343,183	4.000	01/01/44	377,402
413,767	3.500	02/01/44	448,548
375,225	3.500	06/01/44	409,644
11,156	4.000	11/01/44	12,397
43,876	3.500	02/01/45	48,122
80,252	3.500	03/01/45	88,018
11,074	3.500	08/01/45	11,924
11,700	3.500	09/01/45	12,598
29,719	3.500	11/01/45	31,981
2,152,042	3.500	03/01/46	2,336,799
361,728	3.500	05/01/46	390,750
406,501	3.500	06/01/46	437,310
171,369	3.500	07/01/46	184,357
26,825	3.500	10/01/46	28,859
36,993	3.500	12/01/46	39,730
8,932,877	3.000	05/01/47	9,587,236
278,160	3.500	12/01/47	302,024
3,195,978	3.000	01/01/48	3,422,497
1,448,516	4.000	06/01/48	1,570,142
1,226,488	4.000	07/01/48	1,329,472

			29,157,784

FNMA – 5.5%
2,096	7.000	08/01/31	2,392
78,062	3.500	07/01/42	84,609
70,291	3.500	08/01/42	76,077
49,855	3.500	09/01/42	53,959
6,490	3.500	10/01/42	7,024
12,728	3.500	11/01/42	13,775
6,640	3.500	01/01/43	7,186
152,870	3.500	02/01/43	165,453
19,745	3.500	05/01/43	21,351
689,799	3.500	07/01/43	745,930
340,161	3.500	01/01/44	368,160
17,382	3.500	12/01/44	18,791
312,808	4.000	03/01/45	343,852

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
144,460	4.000	04/01/45	158,797
1,566,029	4.500	06/01/51	1,763,927
3,046,577	4.000	05/01/56	3,386,065
3,541,300	4.000	07/01/56	3,943,166
1,927,733	3.500	08/01/56	2,109,296
3,464,448	3.500	10/01/56	3,790,746
2,510,797	4.000	02/01/57	2,790,582

			19,851,138

GNMA – 36.0%
2,813	6.000	04/15/26	2,963
167	6.500	01/15/32	182
704	6.500	02/15/32	793
210,717	5.500	04/15/33	240,265
4,258	5.000	11/15/33	4,789
577	6.500	08/15/34	669
550	6.500	02/15/36	647
1,443	6.500	03/15/36	1,691
2,141	6.500	04/15/36	2,466
8,379	6.500	05/15/36	9,836
3,460	6.500	06/15/36	4,058
21,065	6.500	07/15/36	24,668
20,636	6.500	08/15/36	24,152
40,930	6.500	09/15/36	48,134
19,018	6.500	10/15/36	22,327
27,833	6.500	11/15/36	32,822
12,624	6.500	12/15/36	14,813
6,033	6.500	01/15/37	7,065
1,553	6.500	03/15/37	1,826
3,335	6.500	04/15/37	3,926
816	6.500	05/15/37	936
1,889	6.500	08/15/37	2,207
5,910	6.500	09/15/37	6,869
7,395	6.500	10/15/37	8,843
2,730	6.500	11/15/37	3,155
2,173	6.500	05/15/38	2,545
1,086	6.500	02/15/39	1,275
187,030	5.000	01/20/40	209,076
165,907	4.500	05/15/40	185,260
99,113	5.000	07/15/40	107,339
148,403	3.500	09/15/42	161,248
181,930	3.500	02/15/45	196,246
41,996	4.000	05/20/45	45,765
31,543	4.000	07/20/45	34,373
55,392	4.000	10/20/45	60,276
172,822	4.000	01/20/46	187,629
719,174	4.500	03/20/46	798,389
1,571,852	3.000	06/20/46	1,654,908
1,069,562	3.500	09/20/46	1,139,028
455,618	3.500	10/20/46	485,209
479,366	3.500	12/20/46	510,500
463,267	3.500	01/20/47	493,355
498,290	3.500	02/20/47	530,653
2,974,291	4.500	02/20/47	3,270,999
9,550	3.500	03/20/47	10,126
318,060	4.500	03/20/47	345,640

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$2,360,304	3.500%	04/20/47		$2,502,860
16,165	3.500	05/20/47		17,139
1,782,893	4.500	05/20/47		1,932,475
2,476,299	4.000	06/20/47		2,656,731
303,141	4.500	06/20/47		328,574
92,095	4.500	07/20/47		99,735
22,936	3.500	08/20/47		24,317
872,073	4.500	08/20/47		944,421
5,516	3.500	09/20/47		5,848
9,041	3.500	10/20/47		9,585
599,266	3.500	11/20/47		635,359
1,154,790	3.500	12/20/47		1,224,342
1,609,839	3.500	01/20/48		1,706,798
1,043,293	4.500	09/20/48		1,116,233
299,350	5.000	09/20/48		323,591
2,771,708	5.000	11/20/48		2,994,639
1,254,125	4.500	12/20/48		1,341,218
1,117,139	5.000	12/20/48		1,206,642
49,056	3.500	01/20/49		52,011
1,769,304	4.500	01/20/49		1,892,174
2,174,243	5.000	01/20/49		2,348,099
1,427,789	4.000	02/20/49		1,518,995
611,913	4.500	02/20/49		654,408
931,198	4.500	03/20/49		996,010
1,356,177	5.000	03/20/49		1,464,195
1,681,742	4.000	04/20/49		1,785,754
1,043,322	4.000	05/20/49		1,107,687
213,895	5.000	06/20/49		230,731
3,225,171	3.000	07/20/49		3,374,567
663,588	4.500	10/20/49		709,001
17,000,000	2.000	TBA-30yr	(e)	17,239,950
39,000,000	2.500	TBA-30yr	(e)	40,260,421
11,000,000	3.000	TBA-30yr	(e)	11,493,838
15,000,000	3.500	TBA-30yr	(e)	15,774,805

				130,873,094

UMBS – 16.6%
1,797	7.000	06/01/22		1,814
1,004	7.000	07/01/22		1,013
191	4.500	04/01/23		196
238	4.500	07/01/23		257
4,699	4.500	08/01/23		5,063
5,779	4.500	09/01/23		6,227
1,511	5.000	01/01/33		1,708
150,977	4.500	07/01/36		168,421
13,282	4.500	12/01/36		14,816
134,258	4.500	02/01/39		149,935
3,691	4.500	03/01/39		4,084
4,100	4.500	05/01/39		4,539
2,259	4.500	07/01/39		2,501
2,460	4.000	08/01/39		2,704
5,682	4.500	09/01/39		6,346
8,580	4.500	10/01/39		9,582
23,302	4.500	02/01/40		25,779
3,704	4.500	03/01/40		4,137
52,408	4.500	04/01/40		58,492

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
20,540	4.500	06/01/40		22,917
111,851	4.500	09/01/40		124,833
3,651	4.500	09/01/40		4,074
5,006	4.500	12/01/40		5,587
44,288	4.500	01/01/41		49,428
14,642	4.500	04/01/41		16,335
27,196	4.500	06/01/41		30,338
19,399	4.500	07/01/41		21,641
91,585	4.500	08/01/41		102,183
93,588	4.500	09/01/41		104,400
82,796	3.500	10/01/41		90,362
59,436	4.500	10/01/41		66,304
24,206	3.500	11/01/41		26,418
62,474	4.500	11/01/41		69,692
45,214	4.500	12/01/41		50,438
84,832	3.500	01/01/42		92,583
43,225	4.500	01/01/42		47,964
11,442	3.500	02/01/42		12,487
307,825	4.000	03/01/42		338,859
4,970	4.500	03/01/42		5,557
68,101	4.000	04/01/42		74,967
13,556	4.500	04/01/42		15,121
6,693	3.500	05/01/42		7,258
32,531	3.500	06/01/42		35,503
65,360	3.000	09/01/42		69,896
22,127	3.500	09/01/42		24,148
154,588	3.500	10/01/42		168,713
369,655	3.000	12/01/42		395,688
61,545	3.500	12/01/42		67,168
82,611	3.000	01/01/43		89,327
30,300	3.000	02/01/43		32,763
217,189	3.500	02/01/43		236,597
819,612	3.000	03/01/43		886,226
750,977	3.500	03/01/43		816,878
891,775	3.000	04/01/43		964,255
712,162	3.500	04/01/43		771,832
331,589	2.500	05/01/43		344,827
1,068,993	3.000	05/01/43		1,155,876
140,656	3.500	05/01/43		152,543
37,909	3.000	06/01/43		41,086
606,953	3.500	06/01/43		659,942
320,687	3.000	07/01/43		347,552
1,843,091	3.500	07/01/43		2,000,575
915,667	3.500	08/01/43		992,624
31,086	3.500	09/01/43		33,907
65,571	3.500	01/01/44		71,500
22,938	3.500	08/01/44		24,690
39,582	3.500	09/01/44		42,899
89,646	3.500	10/01/44		99,070
38,924	5.000	12/01/44		43,654
20,672	3.500	01/01/45		22,664
277,586	4.000	02/01/45		305,525
104,269	3.500	03/01/45		113,961
51,219	3.500	04/01/45		55,211
659,665	3.500	05/01/45		728,598
1,289,203	4.500	06/01/45		1,433,842

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$72,468	3.500%	07/01/45	$78,003
11,585	3.500	11/01/45	12,462
282,898	4.000	11/01/45	308,110
231,533	3.500	01/01/46	249,360
573,115	3.500	03/01/46	631,807
176,411	4.000	03/01/46	191,883
83,851	3.500	04/01/46	92,403
438,438	3.500	05/01/46	474,115
104,761	4.000	06/01/46	113,817
263,979	4.500	06/01/46	289,501
285,010	3.000	07/01/46	301,315
318,161	4.000	07/01/46	345,667
155,898	3.000	08/01/46	164,817
395,611	4.000	08/01/46	430,532
644,348	3.000	09/01/46	681,211
202,620	3.000	10/01/46	214,212
233,109	4.000	10/01/46	253,261
829,773	3.000	11/01/46	880,719
362,098	3.000	12/01/46	382,814
1,491,580	3.000	01/01/47	1,576,913
68,359	3.000	02/01/47	72,269
1,124,123	4.000	02/01/47	1,221,708
860,491	4.500	02/01/47	957,033
205,641	3.000	04/01/47	217,594
551,434	3.500	06/01/47	586,703
232,335	4.500	11/01/47	256,104
1,948,549	4.000	02/01/48	2,124,274
9,193	4.500	02/01/48	9,994
8,300	4.500	05/01/48	9,002
446,336	4.500	05/01/48	495,242
629,780	3.500	06/01/48	670,027
567,303	4.500	07/01/48	612,577
1,544,997	4.500	08/01/48	1,667,952
661,003	4.500	09/01/48	714,427
10,423	4.500	10/01/48	11,558
1,469,864	3.500	11/01/48	1,563,800
897,189	4.500	11/01/48	969,255
2,139,957	5.000	11/01/48	2,421,621
657,177	4.500	12/01/48	709,675
2,182,283	4.000	01/01/49	2,377,723
657,725	4.500	02/01/49	709,869
7,261	4.500	05/01/49	7,846
1,040,792	3.500	07/01/49	1,128,799
682,437	3.500	08/01/49	740,580
2,380,105	3.000	09/01/49	2,541,008
8,485	4.500	11/01/49	9,168
785,893	4.500	01/01/50	847,446
92,105	4.500	02/01/50	99,491
16,633	4.500	02/01/50	17,973
1,804,334	3.000	03/01/50	1,903,362
767,266	4.500	04/01/50	829,098
849,581	4.500	09/01/50	918,030
9,907,454	2.500	07/01/51	10,298,725

			60,469,755

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(e) – 28.1%
4,000,000	1.500	TBA-30yr	3,885,621
75,000,000	2.000	TBA-30yr	75,133,436
5,000,000	3.000	TBA-30yr	5,232,613
5,000,000	3.000	TBA-30yr	5,226,363
10,000,000	2.500	TBA-30yr	10,311,329
2,000,000	4.500	TBA-30yr	2,162,890

			101,952,252

TOTAL FEDERAL AGENCIES			$358,435,908

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $384,365,587)			$391,532,079

Asset-Backed Securities(b) – 7.9%
Collateralized Loan Obligations(c) – 5.8%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.234%	06/15/28	$1,300,411
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.194	05/17/31	800,371
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (-1x 3M USD LIBOR + 1.180%)
2,750,000	1.318	07/20/34	2,751,661
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
600,000	2.246	07/20/34	600,425
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
35,022	1.376	07/15/26	35,023
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	1.366	04/15/33	1,504,006
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,850,000	1.994	07/20/31	1,853,837
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (-1x 3M USD LIBOR + 1.200%)
3,650,000	1.325	07/25/34	3,652,055
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,442,198	0.934	01/18/28	1,441,549
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (-1x 3M USD LIBOR + 1.200%)
2,750,000	1.334	07/20/34	2,751,479
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	1.534	01/21/31	845,370
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	1.934	01/21/31	545,603
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	07/25/56	104,554

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
$2,100,000	1.258%	10/22/29	$2,100,202
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	1.454	07/28/32	925,074

			21,211,620

Student Loan – 2.1%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
229,260	0.786	12/26/35	227,962
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
1,455,485	1.286	12/27/66	1,477,283
Goal Capital Funding Trust Series 2010-1, Class A(c) (3M USD LIBOR + 0.700%)
895,632	0.829	08/25/48	897,789
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
814,325	1.179	05/25/34	817,773
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
637,578	1.025	07/25/45	639,954
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
2,779,406	0.676	08/25/40	2,786,333
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
645,540	1.236	09/25/65	657,702

			7,504,796

TOTAL ASSET-BACKED SECURITIES (Cost $28,617,873)			$28,716,416

U.S. Treasury Obligations – 25.8%
United States Treasury Bills(f)
$24,000,000	0.000%	01/20/22	$23,997,484
15,000,000	0.000	03/17/22	14,996,695
12,000,000	0.000	03/24/22	11,997,245
20,000,000	0.000	12/02/21	19,998,660
United States Treasury Notes
3,790,000	0.375 (g)	12/31/25	3,714,200
40,000	0.500	02/28/26	39,328
7,800,000	0.750	03/31/26	7,745,766
3,860,000	0.875	09/30/26	3,839,494
3,710,000	1.125	02/29/28	3,687,392
3,910,000	1.250	03/31/28	3,911,222

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,997,838)			$93,927,486

Shares	Dividend Rate	Value

Investment Company(h) – 8.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
29,971,277	0.026%	$29,971,277
(Cost $29,971,277)

TOTAL INVESTMENTS – 149.7% (Cost $536,952,575)		$544,147,258

LIABILITIES IN EXCESS OF OTHER ASSETS – (49.7)%		(180,594,290)

NET ASSETS – 100.0%		$363,552,968

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933.

(d) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2021.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $186,721,266 which represents approximately 51.4% of the Fund’s net assets as of September 30, 2021.

(f) Issued with a zero coupon. Income is recognized through the accretion of discount.

(g) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h) Represents an affiliated issuer.

Currency Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar

Investment Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
PI	—Private Investment
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA	4.500%	TBA-30yr	10/21/21	$(1,000,000)	$(1,066,437)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	12/13/21	(6,000,000)	(6,353,903)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	11/10/21	(9,000,000)	(9,530,504)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/14/21	(3,000,000)	(3,214,570)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	11/10/21	(5,000,000)	(5,363,086)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/14/21	(1,000,000)	(1,099,408)

TOTAL (Proceeds Receivable: $(26,618,867))					$(26,627,908)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	1	12/21/21	$191,063	$(7,977)
20 Year U.S. Treasury Bonds	18	12/21/21	2,865,937	(61,646)

Total				$(69,623)

Short position contracts:
2 Year U.S. Treasury Notes	(22)	12/31/21	(4,841,203)	2,660
5 Year U.S. Treasury Notes	(63)	12/31/21	(7,732,758)	18,978
10 Year U.S. Treasury Notes	(101)	12/21/21	(13,292,547)	94,680

Total				$116,318

TOTAL FUTURES CONTRACTS				$46,695

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24		$16,200		$(1,696)	$5,438	$(7,134)
3M CDOR(b)	1.560%(b)	08/22/25	CAD	3,170	(c)	(14,827)	1,674	(16,501)
3M LIBOR(a)	1.250(b)	12/15/26		$180	(c)	991	2,730	(1,739)
1.680%(b)	3M CDOR(b)	08/22/28	CAD	2,250	(c)	32,184	(2,513)	34,697
3M CDOR(b)	2.180(b)	08/22/52		240	(c)	(11,423)	1,672	(13,095)

TOTAL						$5,229	$9,001	$(3,772)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 10	3.000%	5.016%	JPMorgan Securities, Inc.	11/17/59	$2,450	$(215,064)	$(7,115)	$(207,949)
Markit CMBX Series 11	2.000	1.972	JPMorgan Securities, Inc.	11/18/54	2,500	4,739	(381,742)	386,481
Markit CMBX Series 11	3.250	3.849	JPMorgan Securities, Inc.	11/18/54	2,400	(105,200)	(31,649)	(73,551)
Markit CMBX Series 9	3.000	5.152	JPMorgan Securities, Inc.	09/17/58	1,200	(91,837)	(5,360)	(86,477)
Markit CMBX Series 10	3.000	5.016	MS & Co. Int. PLC	11/17/59	400	(35,112)	(62,783)	27,671
Markit CMBX Series 11	3.000	3.849	Signature Bank	11/18/54	400	(17,550)	(45,823)	28,273
Markit CMBX Series 8	3.000	7.877	Signature Bank	10/17/57	2,200	(284,211)	(499,040)	214,829

TOTAL						$(744,235)	$(1,033,512)	$289,277

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.830%	04/20/2022	7,650,000	$7,650,000	$28,102	$55,239	$(27,137)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	2,370,000	2,370,000	12,174	21,146	(8,972)
6M IRS	BofA Securities LLC	0.632	12/23/2021	3,850,000	3,850,000	3,839	10,763	(6,924)
6M IRS	Citibank NA	0.605	01/07/2022	3,840,000	3,840,000	3,439	11,127	(7,688)
6M IRS	Citibank NA	0.465	02/22/2022	3,960,000	3,960,000	1,592	5,042	(3,450)
6M IRS	Citibank NA	0.855	03/23/2022	3,850,000	3,850,000	15,866	17,535	(1,669)

Total purchased option contracts				25,520,000	$25,520,000	$65,012	$120,852	$(55,840)
Written option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(11,480,000)	$(11,480,000)	$(17,033)	$(46,077)	$29,044
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,250,000)	(1,250,000)	(14,456)	(21,168)	6,712
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,250,000)	(1,250,000)	(5,035)	(10,760)	5,725
6M IRS	Citibank NA	1.124	01/07/2022	(1,250,000)	(1,250,000)	(2,667)	(11,151)	8,484
6M IRS	JPMorgan Securities, Inc.	0.570	01/20/2022	(4,260,000)	(4,260,000)	(618)	(15,656)	15,038
6M IRS	Citibank NA	0.849	02/22/2022	(1,250,000)	(1,250,000)	(1,302)	(5,040)	3,738
6M IRS	Citibank NA	1.406	03/23/2022	(1,250,000)	(1,250,000)	(12,758)	(17,529)	4,771

Total written option contracts				(21,990,000)	$(21,990,000)	$(53,869)	$(127,381)	$73,512

TOTAL				3,530,000	$3,530,000	$11,143	$(6,529)	$17,672

Abbreviations:
6M IRS	—6 Months Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund

Assets:
Investments, at value (cost $1,246,284,945, $2,079,664,221 and $2,818,230,878, respectively)(a)	$1,181,620,885	$2,147,173,136	$2,814,155,536
Investments of affiliated issuers, at value (cost $28,263,019, $59,368,763 and $325,557,077, respectively)	28,263,019	59,368,763	325,557,077
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (Cost $0, $47,852,321 and $3,894,050, respectively)	—	47,852,321	3,894,050
Purchased options, at value (premium paid $337,101, $0 and $0, respectively)	7,779	—	—
Cash	22,198,357	41,217,169	57,720,205
Foreign currencies, at value (cost $1,994,578, $2,400 and $27,784, respectively)	1,904,696	2,198	29,729
Unrealized gain on swap contracts	309,417	440,886	287,108
Unrealized gain on forward foreign currency exchange contracts	8,858,593	1,232,174	1,416,239
Variation margin on futures contracts	229,946	714,906	—
Variation margin on swaps contracts	780,119	—	—
Receivables:
Collateral on certain derivative contracts(b)	49,094,830	9,048,525	1,536,512
Interest	14,966,171	27,652,924	12,781,749
Investments sold on an extended-settlement basis	1,995,192	—	185,868
Investments sold	1,163,267	5,157,921	8,543,158
Fund shares sold	1,034,358	1,630,648	8,518,869
Reimbursement from investment adviser	35,740	61,055	—
Upfront payments made on swap contracts	2,541	—	—
Securities lending income	—	29,944	4,771
Unfunded loan commitment	—	236	—
Other assets	56,252	112,300	232,599

Total assets	1,312,521,162	2,341,695,106	3,234,863,470

Liabilities:
Unrealized loss on swap contracts	54,074	—	—
Unrealized loss on forward foreign currency exchange contracts	4,755,140	—	—
Variation margin on futures contracts	—	—	122,633
Variation margin on swaps contracts	—	223,179	—
Written option contracts, at value (premium received $332,282, $0 and $0, respectively)	604,694	—	—
Payables:
Fund shares redeemed	3,050,157	4,491,157	6,051,865
Investments purchased on an extended — settlement basis	2,780,854	26,771,506	36,678,782
Investments purchased	2,173,034	28,251,194	309,452,318
Management fees	868,445	1,223,972	1,235,294
Due to broker — upfront payment	477,486	—	—
Income distributions	216,854	216,065	1,213
Upfront payments received on swap contracts	171,091	—	—
Distribution and Service fees and Transfer Agency fees	63,601	96,805	72,160
Collateral on certain derivative contracts(c)	—	1,190,000	310,000
Payable upon return of securities loaned	—	47,852,321	3,894,050
Payable for unfunded loan commitments	—	—	14,939
Accrued expenses	687,847	351,819	647,001

Total liabilities	15,903,277	110,668,018	358,480,255

Net Assets:
Paid-in capital	1,477,437,204	2,639,750,516	3,280,105,165
Total distributable earnings (loss)	(180,819,319)	(408,723,428)	(403,721,950)
NET ASSETS	$1,296,617,885	$2,231,027,088	$2,876,383,215
Net Assets:
Class A	$45,792,430	$124,698,295	$4,912,043
Class C	10,025,737	6,507,003	648,207
Institutional	916,997,661	374,486,897	76,913,326
Service	—	7,357,637	—
Investor	60,745,669	15,168,261	5,436,122
Class R6	228,654,597	43,545,249	169,533,072
Class R	—	6,027,449	13,652
Class P	34,401,791	1,653,236,297	2,618,926,793
Total Net Assets	$1,296,617,885	$2,231,027,088	$2,876,383,215
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,750,161	19,288,996	523,157
Class C	821,582	1,005,864	69,035
Institutional	75,011,563	57,795,480	8,187,725
Service	—	1,139,166	—
Investor	4,967,410	2,342,181	577,486
Class R6	18,704,420	6,709,314	18,038,219
Class R	—	933,492	1,454
Class P	2,815,572	255,138,674	278,406,173
Net asset value, offering and redemption price per share:(d)
Class A	$12.21	$6.46	$9.39
Class C	12.20	6.47	9.39
Institutional	12.22	6.48	9.39
Service	—	6.46	—
Investor	12.23	6.48	9.41
Class R6	12.22	6.49	9.40
Class R	—	6.46	9.39
Class P	12.22	6.48	9.41

(a)	Includes loaned securities having a market value of $0, $46,812,533 and $0, respectively.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forward Foreign Currency	Swaps
Emerging Markets Debt	$4,982,517	$—	$44,112,313

High Yield	1,065,405	—	7,983,120

High Yield Floating Rate	1,386,512	150,000	—

(c)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps
High Yield	$1,190,000

High Yield Floating Rate	310,000

(d)	Maximum public offering price per share for Class A Shares of Emerging Markets Debt, High Yield and High Yield Floating Rate Funds is $12.79, $6.76 and $9.61, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2021 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund

Assets:
Investments, at value (cost $499,253,391, $74,201,250 and $506,981,298, respectively)	$526,021,124	$67,683,962	$514,175,981
Investments of affiliated issuers, at value (cost $15,793,400, $3,433,325 and $29,971,277, respectively)	15,793,400	3,433,325	29,971,277
Purchased options, at value (premium paid $0, $43,264 and $120,852, respectively)	—	991	65,012
Cash	9,034,203	189,814	5,855,258
Foreign currencies, at value (cost $23,757, $3,800,511 and $2,028, respectively)	23,509	3,422,432	2,016
Unrealized gain on swap contracts	—	334,948	657,254
Unrealized gain on forward foreign currency exchange contracts	142,726	686,712	—
Variation margin on futures contracts	—	4,855	—
Variation margin on swaps contracts	—	101,433	—
Receivables:
Collateral on certain derivative contracts(a)	11,027,105	1,988,449	1,468,950
Interest	4,954,523	1,061,695	698,409
Fund shares sold	1,084,708	5,286	330,627
Investments sold	217,099	419,397	1,661
Reimbursement from investment adviser	37,211	22,609	14,067
Investments sold on an extended-settlement basis	—	—	100,103,061
Upfront payments made on swap contracts	—	74,258	—
Due from broker — upfront payment	—	725,096	—
Other assets	51,141	37,750	52,091

Total assets	568,386,749	80,193,012	653,395,664

Liabilities:
Unrealized loss on swap contracts	—	45,078	367,977
Unrealized loss on forward foreign currency exchange contracts	10,975	810,565	—
Variation margin on futures contracts	81,891	—	7,359
Variation margin on swaps contracts	129,910	—	1,153
Written option contracts, at value (premium received $0, $42,655 and $127,381, respectively)	—	77,611	53,869
Forward sale contracts, at value (proceeds received $0, $0 and $26,618,867, respectively)	—	—	26,627,908
Unrealized loss on non-deliverable bond forward contracts, at value	—	875	—
Payables:
Investments purchased	925,169	63	615
Fund shares redeemed	510,448	63,836	471,041
Management fees	165,401	52,498	98,201
Distribution and Service fees and Transfer Agency fees	19,034	5,312	23,063
Income distributions	15,196	4,947	19,393
Investments purchased on an extended — settlement basis	—	—	260,941,738
Upfront payments received on swap contracts	—	17,125	1,033,512
Collateral on certain derivative contracts(b)	—	510,000	—
Accrued expenses	210,558	344,352	196,867

Total liabilities	2,068,582	1,932,262	289,842,696

Net Assets:
Paid-in capital	527,367,561	235,151,614	366,550,817
Total distributable earnings (loss)	38,950,606	(156,890,864)	(2,997,849)

NET ASSETS	$566,318,167	$78,260,750	$363,552,968
Net Assets:
Class A	$10,509,578	$4,654,141	$33,538,131
Class C	—	1,933,412	—
Institutional	98,623,442	12,686,954	119,586,233
Separate Account Institutional	159,308,990	—	143,070,059
Investor	4,494,921	4,393,334	49,467,270
Class R6	113,864,952	29,654,234	10,807,160
Class P	179,516,284	24,938,675	7,084,115
Total Net Assets	$566,318,167	$78,260,750	$363,552,968
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,070,772	847,271	3,186,241
Class C	—	352,556	—
Institutional	10,045,352	2,317,587	11,330,656
Separate Account Institutional	16,222,937	—	13,590,596
Investor	457,800	801,875	4,689,188
Class R6	11,598,090	5,415,419	1,024,431
Class P	18,291,528	4,554,404	671,665
Net asset value, offering and redemption price per share:(c)
Class A	$9.81	$5.49	$10.53
Class C	—	5.48	—
Institutional	9.82	5.47	10.55
Separate Account Institutional	9.82	—	10.53
Investor	9.82	5.48	10.55
Class R6	9.82	5.48	10.55
Class P	9.81	5.48	10.55

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA
Investment Grade Credit	$1,578,923	$9,448,182	$—
Local Emerging Markets Debt	111,978	1,876,471	—

U.S. Mortgages	—	588,950	880,000

(b)	Segregated for initial margin and/or collateral for swaps.

(c)	Maximum public offering price per share for Class A Shares of Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds is $10.19, $5.75 and $10.94, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund
Investment income:

Interest (net of foreign withholdings taxes of $0, $315, $0, respectively)	$30,823,321	$54,225,801	$47,095,734

Dividends — unaffiliated issuers	—	517,178	1,652,133

Dividends — affiliated issuers	8,389	4,129	38,927

Securities lending income — unaffiliated issuers	—	182,720	28,690

Total investment income	30,831,710	54,929,828	48,815,484

Expenses:

Management fees	5,344,480	7,563,298	6,799,214

Transfer Agency fees(a)	303,034	414,237	372,822

Custody, accounting and administrative services	171,848	115,819	241,624

Distribution and Service (12b-1) fees(a)	97,000	206,184	7,026

Printing and mailing costs	80,619	76,651	42,155

Professional fees	74,410	76,156	84,391

Registration fees	41,293	66,607	73,699

Prime Broker Fees	36,493	—	566

Service fees — Class C	13,341	8,243	679

Trustee fees	10,752	11,287	11,031

Shareholder Administration fees — Service Class	—	9,012	—

Interest expense	—	—	243,411

Other	4,848	19,255	24,204

Total expenses	6,178,118	8,566,749	7,900,822

Less — expense reductions	(296,972)	(405,709)	(229,851)

Net expenses	5,881,146	8,161,040	7,670,971

NET INVESTMENT INCOME	24,950,564	46,768,788	41,144,513

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	293,986	15,863,709	(1,161,181)

Purchased options	(2,772,447)	—	—

Futures contracts	6,452,506	516,973	(1,313,407)

Written options	1,929,777	—	—

Swap contracts	1,239,545	3,266,702	412,060

Non-deliverable bond forward contracts	—	—	—

Forward foreign currency exchange contracts	3,952,719	913,186	1,173,744

Foreign currency transactions	(247,940)	(32,888)	655,101

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	11,434,355	4,264,932	8,619,458

Purchased options	344,806	—	—

Futures contracts	1,986,533	2,958,444	76,454

Unfunded Loan Commitment	—	236	(4,637)

Written options	530,587	—	—

Swap contracts	3,608,538	136,114	154,998

Forward foreign currency exchange contracts	(1,956,312)	332,878	63,349

Foreign currency translation	(101,178)	2,027	(259,086)

Net realized and unrealized gain	26,695,475	28,222,313	8,416,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,646,039	$74,991,101	$49,561,366

(a)	Class specific Distribution and/or Service (12B-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12B-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt	$56,978	$40,022	$—	$—	$27,350	$6,403	$189,901	$—	$39,768	$34,283	$—	$5,329
High Yield	157,070	24,730	9,012	15,372	75,394	3,957	73,547	1,442	8,637	6,423	3,689	241,148
High Yield Floating Rate	4,955	2,037	—	34	2,378	326	15,530	—	3,054	22,275	7	329,252

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2021 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund
Investment income:

Interest (net of foreign withholding taxes of $0, $13,090, $0, respectively)	$7,927,564	$1,829,532	$391,780

Dividends — affiliated issuers	1,784	1,023	5,908

Total investment income	7,929,348	1,830,555	397,688

Expenses:

Management fees	966,335	329,614	622,462

Transfer Agency fees(a)	98,339	18,206	99,233

Custody, accounting and administrative services	71,707	80,016	55,942

Professional fees	67,545	69,049	70,643

Registration fees	37,993	34,751	42,310

Printing and mailing costs	28,153	23,803	34,378

Distribution and Service (12b-1) fees(a)	12,934	13,871	42,795

Trustee fees	10,113	9,790	10,005

Service fees — Class C	—	2,621	—

Prime Broker Fees	—	4,890	—

Other	8,975	2,809	764

Total expenses	1,302,094	589,420	978,532

Less — expense reductions	(223,545)	(198,395)	(116,433)

Net expenses	1,078,549	391,025	862,099

NET INVESTMENT INCOME (LOSS)	6,850,799	1,439,530	(464,411)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	4,297,332	(441,176)	3,417,883

Purchased options	—	(365,546)	(34,460)

Futures contracts	4,949,852	79,232	297,608

Written options	—	251,505	69,590

Swap contracts	810,179	263,472	276,638

Non-deliverable bond forward contracts	—	(23,713)	—

Forward foreign currency exchange contracts	165,845	547,494	—

Foreign currency transactions	(609)	225,233	(2)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	4,058,183	(1,479,405)	(2,418,971)

Purchased options	—	44,207	(157,905)

Futures contracts	(721,842)	(17,106)	(36,188)

Non-deliverable bond forward contracts	—	22,880	—

Written options	—	73,033	205,309

Swap contracts	398,017	139,684	178,614

Forward foreign currency exchange contracts	(119,137)	(120,016)	—

Foreign currency translation	(909)	(187,218)	(24)

Net realized and unrealized gain (loss)	13,836,911	(987,440)	1,798,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,687,710	$452,090	$1,333,681

(a)	Class specific Distribution and/or Service (12B-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12B-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class P
Investment Grade Credit	$12,934	$—	$6,208	$—	$24,716	$25,697	$2,986	$12,633	$26,099
Local Emerging Markets Debt	6,008	7,863	2,884	1,258	2,421	—	2,846	4,438	4,359
U.S. Mortgages	42,795	—	20,542	—	23,083	22,042	30,844	1,395	1,327

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Emerging Markets Debt Fund		High Yield Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$24,950,564	$50,652,175	$46,768,788	$109,037,723
Net realized gain (loss)	10,848,146	(47,049,789)	20,527,682	(1,865,328)
Net change in unrealized gain	15,847,329	218,502,404	7,694,631	310,161,986
Net increase in net assets resulting from operations	51,646,039	222,104,790	74,991,101	417,334,381

Distributions to shareholders:
From distributable earnings:
Class A Shares	(820,145)	(1,450,163)	(2,805,663)	(6,632,343)
Class C Shares	(151,743)	(358,018)	(122,377)	(416,388)
Institutional Shares	(18,515,226)	(36,065,805)	(8,717,570)	(17,333,461)
Service Shares	—	—	(153,178)	(360,273)
Investor Shares	(1,275,437)	(2,730,744)	(339,193)	(791,841)
Class R6 Shares	(4,468,110)	(7,564,464)	(1,017,883)	(2,900,025)
Class R Shares	—	—	(129,559)	(390,449)
Class P Shares	(695,095)	(1,024,298)	(38,187,602)	(84,260,269)
Total distributions to shareholders	(25,925,756)	(49,193,492)	(51,473,025)	(113,085,049)

From share transactions:
Proceeds from sales of shares	165,962,435	502,460,176	277,944,341	584,185,101
Reinvestment of distributions	24,557,007	46,316,791	50,208,015	110,746,040
Cost of shares redeemed	(214,984,804)	(580,939,557)	(194,561,707)	(716,120,544)
Net increase (decrease) in net assets resulting from share transactions	(24,465,362)	(32,162,590)	133,590,649	(21,189,403)
TOTAL INCREASE	1,254,921	140,748,708	157,108,725	283,059,929

Net assets:
Beginning of period	1,295,362,964	1,154,614,256	2,073,918,363	1,790,858,434
End of period	$1,296,617,885	$1,295,362,964	$2,231,027,088	$2,073,918,363

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Floating Rate Fund		Investment Grade Credit Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income	$41,144,513	$53,101,761	$6,850,799	$16,561,087
Net realized gain (loss)	(233,683)	(33,437,729)	10,222,599	8,897,143
Net change in unrealized gain	8,650,536	245,183,510	3,614,312	32,628,197
Net increase in net assets resulting from operations	49,561,366	264,847,542	20,687,710	58,086,427

Distributions to shareholders:
From distributable earnings:
Class A Shares	(60,141)	(115,889)	(124,205)	(437,571)
Class C Shares	(6,178)	(19,371)	—	—
Institutional Shares	(1,309,261)	(4,610,290)	(1,686,814)	(4,358,306)
Separate Account Institutional Shares	—	—	(2,352,710)	(10,414,007)
Investor Shares	(83,635)	(38,449)	(66,120)	(264,006)
Class R6 Shares	(2,504,875)	(2,104,745)	(1,119,270)	(46,742)
Class R Shares	(191)	(459)	—	—
Class P Shares	(37,003,819)	(47,256,740)	(2,382,135)	(10,358,321)
Total distributions to shareholders	(40,968,100)	(54,145,943)	(7,731,254)	(25,878,953)

From share transactions:
Proceeds from sales of shares	1,112,548,445	1,035,547,752	183,110,073	378,934,787
Reinvestment of distributions	40,956,985	54,002,452	7,623,990	25,428,575
Cost of shares redeemed	(194,436,345)	(632,776,903)	(109,905,955)	(448,024,686)
Net increase (decrease) in net assets resulting from share transactions	959,069,085	456,773,301	80,828,108	(43,661,324)
TOTAL INCREASE (DECREASE)	967,662,351	667,474,900	93,784,564	(11,453,850)

Net assets:
Beginning of period	1,908,720,864	1,241,245,964	472,533,603	483,987,453
End of period	$2,876,383,215	$1,908,720,864	$566,318,167	$472,533,603

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Local Emerging Markets Debt Fund		U.S. Mortgages Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Fiscal Year Ended March 31, 2021
From operations:
Net investment income (loss)	$1,439,530	$3,177,320	$(464,411)	$5,375,669
Net realized gain (loss)	536,501	(4,238,392)	4,027,257	6,508,057
Net change in unrealized gain (loss)	(1,523,941)	13,084,146	(2,229,165)	(127,464)
Net increase in net assets resulting from operations	452,090	12,023,074	1,333,681	11,756,262

Distributions to shareholders:
From distributable earnings:
Class A Shares	(83,538)	—	(190,401)	(904,307)
Class C Shares	(28,561)	—	—	—
Institutional Shares	(229,699)	—	(781,249)	(1,240,753)
Separate Account Institutional Shares	—	—	(1,064,509)	(6,160,623)
Investor Shares	(88,308)	—	(351,495)	(1,649,090)
Class R6 Shares	(562,722)	—	(64,769)	(469,584)
Class P Shares	(550,319)	—	(69,558)	(272,640)
Return of capital:
Class A Shares	—	(175,721)	—	—
Class C Shares	—	(83,705)	—	—
Institutional Shares	—	(488,572)	—	—
Investor Shares	—	(178,869)	—	—
Class R6 Shares	—	(1,038,072)	—	—
Class P Shares	—	(1,193,174)	—	—
Total distributions to shareholders	(1,543,147)	(3,158,113)	(2,521,981)	(10,696,997)

From share transactions:
Proceeds from sales of shares	9,124,086	11,295,087	80,446,914	206,857,063
Reinvestment of distributions	1,516,245	3,097,663	2,385,057	10,060,392
Cost of shares redeemed	(8,234,430)	(37,153,004)	(74,552,089)	(291,960,911)
Net increase (decrease) in net assets resulting from share transactions	2,405,901	(22,760,254)	8,279,882	(75,043,456)
TOTAL INCREASE (DECREASE)	1,314,844	(13,895,293)	7,091,582	(73,984,191)

Net assets:
Beginning of period	76,945,906	90,841,199	356,461,386	430,445,577
End of period	$78,260,750	$76,945,906	$363,552,968	$356,461,386

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.98		$10.36	$12.20	$12.67	$12.73	$12.25

Net investment income(a)	0.21		0.43	0.51	0.58	0.56	0.60

Net realized and unrealized gain (loss)	0.24		1.61	(1.85)	(0.51)	(0.08)	0.46

Total from investment operations	0.45		2.04	(1.34)	0.07	0.48	1.06

Distributions to shareholders from net investment income	(0.22)		(0.42)	(0.26)	(0.50)	(0.54)	(0.58)

Distributions to shareholders from return of capital	—		—	(0.24)	(0.04)	—	—

Total distributions	(0.22)		(0.42)	(0.50)	(0.54)	(0.54)	(0.58)

Net asset value, end of period	$12.21		$11.98	$10.36	$12.20	$12.67	$12.73

Total return(b)	3.77%		19.75%	(11.48)%	0.77%	3.75%	8.79%

Net assets, end of period (in 000s)	$45,792		$43,340	$46,179	$61,408	$105,098	$103,548

Ratio of net expenses to average net assets	1.16	%(c)	1.17%	1.19%	1.20%	1.20%	1.23%

Ratio of total expenses to average net assets	1.23	%(c)	1.25%	1.26%	1.24%	1.23%	1.24%

Ratio of net investment income to average net assets	3.45	%(c)	3.60%	4.17%	4.84%	4.32%	4.73%

Portfolio turnover rate(d)	16%		79%	87%	80%	70%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.97		$10.35	$12.19	$12.67	$12.72	$12.24

Net investment income(a)	0.17		0.34	0.42	0.48	0.46	0.50

Net realized and unrealized gain (loss)	0.24		1.61	(1.85)	(0.51)	(0.07)	0.47

Total from investment operations	0.41		1.95	(1.43)	(0.03)	0.39	0.97

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.22)	(0.41)	(0.44)	(0.49)

Distributions to shareholders from return of capital	—		—	(0.19)	(0.04)	—	—

Total distributions	(0.18)		(0.33)	(0.41)	(0.45)	(0.44)	(0.49)

Net asset value, end of period	$12.20		$11.97	$10.35	$12.19	$12.67	$12.72

Total return(b)	3.47%		18.76%	(12.07)%	(0.06)%	3.07%	7.98%

Net assets, end of period (in 000s)	$10,026		$10,192	$13,742	$21,871	$34,848	$32,597

Ratio of net expenses to average net assets	1.91	%(c)	1.92%	1.94%	1.95%	1.95%	1.98%

Ratio of total expenses to average net assets	1.98	%(c)	2.00%	2.01%	1.99%	1.98%	1.99%

Ratio of net investment income to average net assets	2.70	%(c)	2.86%	3.42%	4.08%	3.60%	3.94%

Portfolio turnover rate(d)	16%		79%	87%	80%	70%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.99		$10.37	$12.21	$12.69	$12.74	$12.26

Net investment income(a)	0.23		0.47	0.55	0.62	0.60	0.63

Net realized and unrealized gain (loss)	0.24		1.61	(1.85)	(0.52)	(0.07)	0.47

Total from investment operations	0.47		2.08	(1.30)	0.10	0.53	1.10

Distributions to shareholders from net investment income	(0.24)		(0.46)	(0.29)	(0.53)	(0.58)	(0.62)

Distributions to shareholders from return of capital	—		—	(0.25)	(0.05)	—	—

Total distributions	(0.24)		(0.46)	(0.54)	(0.58)	(0.58)	(0.62)

Net asset value, end of period	$12.22		$11.99	$10.37	$12.21	$12.69	$12.74

Total return(b)	4.01%		19.99%	(11.10)%	1.04%	4.18%	9.15%

Net assets, end of period (in 000s)	$916,998		$916,157	$825,481	$1,087,407	$1,984,662	$1,656,148

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.87%	0.86%	0.86%	0.89%

Ratio of total expenses to average net assets	0.90	%(c)	0.92%	0.92%	0.90%	0.89%	0.90%

Ratio of net investment income to average net assets	3.75	%(c)	3.92%	4.48%	5.18%	4.65%	4.95%

Portfolio turnover rate(d)	16%		79%	87%	80%	70%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.00		$10.38	$12.21	$12.69	$12.74	$12.26

Net investment income(a)	0.23		0.46	0.54	0.61	0.58	0.61

Net realized and unrealized gain (loss)	0.24		1.61	(1.83)	(0.52)	(0.06)	0.48

Total from investment operations	0.47		2.07	(1.29)	0.09	0.52	1.09

Distributions to shareholders from net investment income	(0.24)		(0.45)	(0.29)	(0.52)	(0.57)	(0.61)

Distributions to shareholders from return of capital	—		—	(0.25)	(0.05)	—	—

Total distributions	(0.24)		(0.45)	(0.54)	(0.57)	(0.57)	(0.61)

Net asset value, end of period	$12.23		$12.00	$10.38	$12.21	$12.69	$12.74

Total return(b)	3.90%		20.02%	(11.16)%	0.95%	4.09%	9.05%

Net assets, end of period (in 000s)	$60,746		$75,617	$70,616	$103,473	$175,664	$85,556

Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.94%	0.95%	0.95%	0.98%

Ratio of total expenses to average net assets	0.98	%(c)	1.00%	1.01%	0.99%	0.98%	0.99%

Ratio of net investment income to average net assets	3.70	%(c)	3.85%	4.42%	5.09%	4.51%	4.79%

Portfolio turnover rate(d)	16%		79%	87%	80%	70%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.99		$10.37	$12.21	$12.69	$12.74	$12.26

Net investment income(a)	0.23		0.47	0.55	0.60	0.60	0.60

Net realized and unrealized gain (loss)	0.24		1.61	(1.85)	(0.50)	(0.07)	0.51

Total from investment operations	0.47		2.08	(1.30)	0.10	0.53	1.11

Distributions to shareholders from net investment income	(0.24)		(0.46)	(0.28)	(0.53)	(0.58)	(0.63)

Distributions to shareholders from return of capital	—		—	(0.26)	(0.05)	—	—

Total distributions	(0.24)		(0.46)	(0.54)	(0.58)	(0.58)	(0.63)

Net asset value, end of period	$12.22		$11.99	$10.37	$12.21	$12.69	$12.74

Total return(b)	4.02%		20.12%	(11.17)%	1.05%	4.20%	9.17%

Net assets, end of period (in 000s)	$228,655		$214,558	$184,389	$332,270	$294,599	$28,593

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.86%	0.85%	0.84%	0.87%

Ratio of total expenses to average net assets	0.89	%(c)	0.91%	0.91%	0.90%	0.89%	0.88%

Ratio of net investment income to average net assets	3.76	%(c)	3.92%	4.50%	5.10%	4.67%	4.76%

Portfolio turnover rate(d)	16%		79%	87%	80%	70%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$11.99		$10.37	$12.20	$12.59

Net investment income(b)	0.23		0.48	0.55	0.55

Net realized and unrealized gain (loss)	0.24		1.60	(1.84)	(0.40)

Total from investment operations	0.47		2.08	(1.29)	0.15

Distributions to shareholders from net investment income	(0.24)		(0.46)	(0.29)	(0.50)

Distributions to shareholders from return of capital	—		—	(0.25)	(0.04)

Total distributions	(0.24)		(0.46)	(0.54)	(0.54)

Net asset value, end of period	$12.22		$11.99	$10.37	$12.20

Total return(c)	3.93%		20.12%	(11.10)%	1.46%

Net assets, end of period (in 000s)	$34,402		$35,499	$14,207	$14,908

Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.86%	0.85	%(d)

Ratio of total expenses to average net assets	0.89	%(d)	0.90%	0.91%	0.91	%(d)

Ratio of net investment income to average net assets	3.77	%(d)	3.96%	4.49%	5.00	%(d)

Portfolio turnover rate(e)	16%		79%	87%	80%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.39		$5.47	$6.32	$6.34	$6.57	$6.02

Net investment income(a)	0.13		0.31	0.33	0.33	0.33	0.34

Net realized and unrealized gain (loss)	0.08		0.93	(0.83)	(0.01)	(0.24)	0.55

Total from investment operations	0.21		1.24	(0.50)	0.32	0.09	0.89

Distributions to shareholders from net investment income	(0.14)		(0.32)	(0.35)	(0.34)	(0.32)	(0.34)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.14)		(0.32)	(0.35)	(0.34)	(0.32)	(0.34)

Net asset value, end of period	$6.46		$6.39	$5.47	$6.32	$6.34	$6.57

Total return(c)	3.38%		23.07%	(8.50)%	5.20%	1.37%	15.06%

Net assets, end of period (in 000s)	$124,698		$126,459	$120,003	$163,355	$179,807	$232,572

Ratio of net expenses to average net assets	1.01	%(d)	1.03%	1.03%	1.04%	1.05%	1.07%

Ratio of total expenses to average net assets	1.10	%(d)	1.11%	1.11%	1.11%	1.08%	1.07%

Ratio of net investment income to average net assets	4.03	%(d)	5.04%	5.26%	5.31%	5.00%	5.34%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.40		$5.47	$6.32	$6.34	$6.57	$6.03

Net investment income(a)	0.11		0.26	0.29	0.29	0.28	0.29

Net realized and unrealized gain (loss)	0.08		0.95	(0.84)	(0.02)	(0.23)	0.54

Total from investment operations	0.19		1.21	(0.55)	0.27	0.05	0.83

Distributions to shareholders from net investment income	(0.12)		(0.28)	(0.30)	(0.29)	(0.28)	(0.29)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.12)		(0.28)	(0.30)	(0.29)	(0.28)	(0.29)

Net asset value, end of period	$6.47		$6.40	$5.47	$6.32	$6.34	$6.57

Total return(c)	2.99%		22.12%	(9.02)%	4.41%	0.64%	14.02%

Net assets, end of period (in 000s)	$6,507		$6,448	$9,942	$15,532	$33,221	$46,396

Ratio of net expenses to average net assets	1.76	%(d)	1.78%	1.78%	1.79%	1.80%	1.82%

Ratio of total expenses to average net assets	1.85	%(d)	1.86%	1.86%	1.85%	1.83%	1.82%

Ratio of net investment income to average net assets	3.28	%(d)	4.27%	4.52%	4.53%	4.26%	4.59%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.41		$5.48	$6.33	$6.35	$6.58	$6.04

Net investment income(a)	0.14		0.33	0.35	0.35	0.35	0.36

Net realized and unrealized gain (loss)	0.08		0.94	(0.83)	(0.01)	(0.23)	0.54

Total from investment operations	0.22		1.27	(0.48)	0.34	0.12	0.90

Distributions to shareholders from net investment income	(0.15)		(0.34)	(0.37)	(0.36)	(0.35)	(0.36)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.15)		(0.34)	(0.37)	(0.36)	(0.35)	(0.36)

Net asset value, end of period	$6.48		$6.41	$5.48	$6.33	$6.35	$6.58

Total return(c)	3.52%		23.34%	(8.05)%	5.50%	1.72%	15.24%

Net assets, end of period (in 000s)	$374,487		$295,209	$250,926	$338,503	$2,488,697	$3,410,302

Ratio of net expenses to average net assets	0.73	%(d)	0.75%	0.75%	0.75%	0.73%	0.73%

Ratio of total expenses to average net assets	0.77	%(d)	0.78%	0.77%	0.75%	0.74%	0.73%

Ratio of net investment income to average net assets	4.31	%(d)	5.29%	5.55%	5.52%	5.32%	5.67%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Service Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.39		$5.46	$6.31	$6.33	$6.56	$6.02

Net investment income(a)	0.12		0.30	0.32	0.32	0.31	0.33

Net realized and unrealized gain (loss)	0.09		0.94	(0.84)	(0.02)	(0.23)	0.54

Total from investment operations	0.21		1.24	(0.52)	0.30	(0.08)	0.87

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.33)	(0.32)	(0.31)	(0.33)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.14)		(0.31)	(0.33)	(0.32)	(0.31)	(0.33)

Net asset value, end of period	$6.46		$6.39	$5.46	$6.31	$6.33	$6.56

Total return(c)	3.26%		22.80%	(8.56)%	4.97%	1.20%	14.70%

Net assets, end of period (in 000s)	$7,358		$8,331	$5,563	$10,858	$11,172	$12,089

Ratio of net expenses to average net assets	1.23	%(d)	1.25%	1.25%	1.25%	1.23%	1.23%

Ratio of total expenses to average net assets	1.27	%(d)	1.28%	1.27%	1.27%	1.24%	1.23%

Ratio of net investment income to average net assets	3.82	%(d)	4.80%	5.05%	5.10%	4.81%	5.17%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.40		$5.48	$6.33	$6.35	$6.58	$6.03

Net investment income(a)	0.14		0.33	0.35	0.35	0.34	0.36

Net realized and unrealized gain (loss)	0.09		0.93	(0.83)	(0.02)	(0.23)	0.55

Total from investment operations	0.23		1.26	(0.48)	0.33	0.11	0.91

Distributions to shareholders from net investment income	(0.15)		(0.34)	(0.37)	(0.35)	(0.34)	(0.36)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.15)		(0.34)	(0.37)	(0.35)	(0.34)	(0.36)

Net asset value, end of period	$6.48		$6.40	$5.48	$6.33	$6.35	$6.58

Total return(c)	3.66%		23.34%	(8.25)%	5.46%	1.65%	15.33%

Net assets, end of period (in 000s)	$15,168		$14,217	$13,268	$18,830	$25,259	$33,482

Ratio of net expenses to average net assets	0.76	%(d)	0.78%	0.78%	0.79%	0.80%	0.82%

Ratio of total expenses to average net assets	0.85	%(d)	0.86%	0.86%	0.86%	0.83%	0.82%

Ratio of net investment income to average net assets	4.28	%(d)	5.29%	5.52%	5.56%	5.25%	5.64%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.42		$5.49	$6.34	$6.36	$6.59	$6.05

Net investment income(a)	0.14		0.33	0.35	0.35	0.35	0.36

Net realized and unrealized gain (loss)	0.08		0.94	(0.83)	(0.01)	(0.23)	0.54

Total from investment operations	0.22		1.27	(0.48)	0.34	0.12	0.90

Distributions to shareholders from net investment income	(0.15)		(0.34)	(0.37)	(0.36)	(0.35)	(0.36)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.15)		(0.34)	(0.37)	(0.36)	(0.35)	(0.36)

Net asset value, end of period	$6.49		$6.42	$5.49	$6.34	$6.36	$6.59

Total return(c)	3.52%		23.32%	(8.02)%	5.51%	1.74%	15.25%

Net assets, end of period (in 000s)	$43,545		$41,825	$49,791	$81,751	$244,099	$202,273

Ratio of net expenses to average net assets	0.72	%(d)	0.74%	0.74%	0.74%	0.71%	0.71%

Ratio of total expenses to average net assets	0.76	%(d)	0.77%	0.76%	0.75%	0.71%	0.71%

Ratio of net investment income to average net assets	4.32	%(d)	5.31%	5.55%	5.58%	5.33%	5.69%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$6.38		$5.47	$6.31	$6.33	$6.56	$6.02

Net investment income(a)	0.12		0.30	0.32	0.32	0.31	0.32

Net realized and unrealized gain (loss)	0.10		0.92	(0.83)	(0.02)	(0.23)	0.54

Total from investment operations	0.22		1.22	(0.51)	0.30	0.08	0.86

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.33)	(0.32)	(0.31)	(0.32)

Distributions to shareholders from return of capital	—		—	— (b)	—	—	—

Total distributions	(0.14)		(0.31)	(0.33)	(0.32)	(0.31)	(0.32)

Net asset value, end of period	$6.46		$6.38	$5.47	$6.31	$6.33	$6.56

Total return(c)	3.41%		22.57%	(8.58)%	4.93%	1.13%	14.60%

Net assets, end of period (in 000s)	$6,027		$6,089	$9,899	$12,560	$14,068	$14,817

Ratio of net expenses to average net assets	1.26	%(d)	1.28%	1.28%	1.29%	1.30%	1.32%

Ratio of total expenses to average net assets	1.35	%(d)	1.36%	1.36%	1.36%	1.33%	1.32%

Ratio of net investment income to average net assets	3.78	%(d)	4.84%	5.01%	5.06%	4.74%	5.08%

Portfolio turnover rate(e)	24%		71%	80%	59%	69%	93%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$6.41		$5.48	$6.33	$6.42

Net investment income(b)	0.14		0.33	0.35	0.33

Net realized and unrealized gain (loss)	0.08		0.94	(0.83)	(0.08)

Total from investment operations	0.22		1.27	(0.48)	0.25

Distributions to shareholders from net investment income	(0.15)		(0.34)	(0.37)	(0.34)

Distributions to shareholders from return of capital	—		—	— (c)	—

Total distributions	(0.15)		(0.34)	(0.37)	(0.34)

Net asset value, end of period	$6.48		$6.41	$5.48	$6.33

Total return(d)	3.52%		23.35%	(8.04)%	4.00%

Net assets, end of period (in 000s)	$1,653,236		$1,575,340	$1,331,465	$1,604,685

Ratio of net expenses to average net assets	0.72	%(e)	0.74%	0.74%	0.74	%(e)

Ratio of total expenses to average net assets	0.76	%(e)	0.77%	0.76%	0.77	%(e)

Ratio of net investment income to average net assets	4.32	%(e)	5.31%	5.55%	5.67	%(e)

Portfolio turnover rate(f)	24%		71%	80%	59%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.36		$7.89	$9.36	$9.65	$9.72	$9.46

Net investment income(a)	0.14		0.32	0.45	0.44	0.37	0.37

Net realized and unrealized gain (loss)	0.03		1.48	(1.47)	(0.29)	(0.07)	0.26

Total from investment operations	0.17		1.80	(1.02)	0.15	0.30	0.63

Distributions to shareholders from net investment income	(0.14)		(0.33)	(0.45)	(0.44)	(0.37)	(0.36)

Distributions to shareholders from return of capital	—		—	—	—	— (b)	(0.01)

Total distributions	(0.14)		(0.33)	(0.45)	(0.44)	(0.37)	(0.37)

Net asset value, end of period	$9.39		$9.36	$7.89	$9.36	$9.65	$9.72

Total return(c)	1.96%		22.96%	(11.44)%	1.57%	3.00%	6.87%

Net assets, end of period (in 000s)	$4,912		$3,583	$2,788	$3,802	$4,259	$7,030

Ratio of net expenses to average net assets	0.97	%(d)	1.06%	1.04%	0.97%	0.94%	0.95%

Ratio of total expenses to average net assets	0.99	%(d)	1.11%	1.04%	0.97%	0.96%	0.96%

Ratio of net investment income to average net assets	3.05	%(d)	3.62%	4.86%	4.57%	3.83%	3.83%

Portfolio turnover rate(e)	18%		53%	39%	69%	44%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.36		$7.89	$9.36	$9.65	$9.72	$9.46

Net investment income(a)	0.11		0.26	0.38	0.36	0.30	0.30

Net realized and unrealized gain (loss)	0.03		1.47	(1.47)	(0.28)	(0.08)	0.26

Total from investment operations	0.14		1.73	(1.09)	0.08	0.22	0.56

Distributions to shareholders from net investment income	(0.11)		(0.26)	(0.38)	(0.37)	(0.29)	(0.29)

Distributions to shareholders from return of capital	—		—	—	—	— (b)	(0.01)

Total distributions	(0.11)		(0.26)	(0.38)	(0.37)	(0.29)	(0.30)

Net asset value, end of period	$9.39		$9.36	$7.89	$9.36	$9.65	$9.72

Total return(c)	1.47%		22.18%	(12.10)%	0.81%	2.23%	6.07%

Net assets, end of period (in 000s)	$648		$578	$673	$1,126	$2,443	$2,610

Ratio of net expenses to average net assets	1.72	%(d)	1.81%	1.79%	1.71%	1.69%	1.70%

Ratio of total expenses to average net assets	1.74	%(d)	1.87%	1.79%	1.72%	1.71%	1.71%

Ratio of net investment income to average net assets	2.30	%(d)	2.93%	4.12%	3.74%	3.06%	3.06%

Portfolio turnover rate(e)	18%		53%	39%	69%	44%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.36		$7.90	$9.36	$9.66	$9.73	$9.47

Net investment income(a)	0.16		0.36	0.48	0.43	0.40	0.40

Net realized and unrealized gain (loss)	0.03		1.46	(1.45)	(0.26)	(0.07)	0.27

Total from investment operations	0.19		1.82	(0.97)	0.17	0.33	0.67

Distributions to shareholders from net investment income	(0.16)		(0.36)	(0.49)	(0.47)	(0.39)	(0.40)

Distributions to shareholders from return of capital	—		—	—	—	(0.01)	(0.01)

Total distributions	(0.16)		(0.36)	(0.49)	(0.47)	(0.40)	(0.41)

Net asset value, end of period	$9.39		$9.36	$7.90	$9.36	$9.66	$9.73

Total return(b)	2.02%		23.34%	(11.03)%	1.81%	3.45%	7.12%

Net assets, end of period (in 000s)	$76,913		$75,149	$79,977	$89,465	$3,906,449	$3,896,724

Ratio of net expenses to average net assets	0.64	%(c)	0.72%	0.70%	0.61%	0.60%	0.61%

Ratio of total expenses to average net assets	0.66	%(c)	0.76%	0.70%	0.62%	0.62%	0.62%

Ratio of net investment income to average net assets	3.39	%(c)	3.99%	5.16%	4.51%	4.16%	4.16%

Portfolio turnover rate(d)	18%		53%	39%	69%	44%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.38		$7.91	$9.38	$9.67	$9.73	$9.48

Net investment income(a)	0.16		0.34	0.48	0.45	0.40	0.39

Net realized and unrealized gain (loss)	0.02		1.48	(1.47)	(0.28)	(0.07)	0.26

Total from investment operations	0.18		1.82	(0.99)	0.17	0.33	0.65

Distributions to shareholders from net investment income	(0.15)		(0.35)	(0.48)	(0.46)	(0.39)	(0.39)

Distributions to shareholders from return of capital	—		—	—	—	— (b)	(0.01)

Total distributions	(0.15)		(0.35)	(0.48)	(0.46)	(0.39)	(0.40)

Net asset value, end of period	$9.41		$9.38	$7.91	$9.38	$9.67	$9.73

Total return(c)	1.98%		23.35%	(11.18)%	1.83%	3.36%	7.02%

Net assets, end of period (in 000s)	$5,436		$3,825	$705	$1,431	$5,599	$4,125

Ratio of net expenses to average net assets	0.72	%(d)	0.80%	0.78%	0.71%	0.69%	0.70%

Ratio of total expenses to average net assets	0.74	%(d)	0.84%	0.78%	0.72%	0.70%	0.71%

Ratio of net investment income to average net assets	3.30	%(d)	3.74%	5.14%	4.69%	4.07%	4.00%

Portfolio turnover rate(e)	18%		53%	39%	69%	44%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$9.36		$7.90	$9.37	$9.67	$9.69

Net investment income(b)	0.16		0.33	0.49	0.45	0.13

Net realized and unrealized gain (loss)	0.04		1.49	(1.47)	(0.28)	(0.02)

Total from investment operations	0.20		1.82	(0.98)	0.17	0.11

Distributions to shareholders from net investment income	(0.16)		(0.36)	(0.49)	(0.47)	(0.13)

Distributions to shareholders from return of capital	—		—	—	—	(0.00	)(c)

Total distributions	(0.16)		(0.36)	(0.49)	(0.47)	(0.13)

Net asset value, end of period	$9.40		$9.36	$7.90	$9.37	$9.67

Total return(d)	2.14%		23.35%	(11.11)%	1.82%	1.17%

Net assets, end of period (in 000s)	$169,533		$143,999	$24,486	$26,552	$210,985

Ratio of net expenses to average net assets	0.63	%(e)	0.70%	0.69%	0.60%	0.58	%(e)

Ratio of total expenses to average net assets	0.65	%(e)	0.75%	0.69%	0.61%	0.59	%(e)

Ratio of net investment income to average net assets	3.39	%(e)	3.59%	5.20%	4.69%	4.12	%(e)

Portfolio turnover rate(f)	18%		53%	39%	69%	44%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.35		$7.89	$9.36	$9.65	$9.73	$9.46

Net investment income(a)	0.13		0.30	0.44	0.42	0.34	0.35

Net realized and unrealized gain (loss)	0.04		1.47	(1.48)	(0.30)	(0.08)	0.27

Total from investment operations	0.17		1.77	(1.04)	0.12	0.26	0.62

Distributions to shareholders from net investment income	(0.13)		(0.31)	(0.43)	(0.41)	(0.34)	(0.34)

Distributions to shareholders from return of capital	—		—	—	—	— (b)	(0.01)

Total distributions	(0.13)		(0.31)	(0.43)	(0.41)	(0.34)	(0.35)

Net asset value, end of period	$9.39		$9.35	$7.89	$9.36	$9.65	$9.73

Total return(c)	1.85%		22.69%	(11.64)%	1.31%	2.74%	6.61%

Net assets, end of period (in 000s)	$14		$13	$11	$100	$79	$12

Ratio of net expenses to average net assets	1.19	%(d)	1.29%	1.27%	1.22%	1.19%	1.19%

Ratio of total expenses to average net assets	1.21	%(d)	1.34%	1.27%	1.23%	1.21%	1.20%

Ratio of net investment income to average net assets	2.84	%(d)	3.38%	4.75%	4.40%	3.54%	3.59%

Portfolio turnover rate(e)	18%		53%	39%	69%	44%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$9.37		$7.91	$9.37	$9.69

Net investment income(b)	0.16		0.35	0.49	0.45

Net realized and unrealized gain (loss)	0.04		1.47	(1.46)	(0.33)

Total from investment operations	0.20		1.82	(0.97)	0.12

Distributions to shareholders from net investment income	(0.16)		(0.36)	(0.49)	(0.44)

Total distributions	(0.16)		—	—	—

Net asset value, end of period	$9.41		$9.37	$7.91	$9.37

Total return(c)	2.14%		23.49%	(11.11)%	1.32%

Net assets, end of period (in 000s)	$2,618,927		$1,681,575	$1,132,605	$2,215,089

Ratio of net expenses to average net assets	0.63	%(d)	0.71%	0.69%	0.62	%(d)

Ratio of total expenses to average net assets	0.65	%(d)	0.76%	0.69%	0.63	%(d)

Ratio of net investment income to average net assets	3.39	%(d)	3.94%	5.22%	5.04	%(d)

Portfolio turnover rate(e)	18%		53%	39%	69%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.59		$8.96	$9.16	$9.01	$9.06	$9.08

Net investment income(a)	0.10		0.24	0.27	0.28	0.26	0.27

Net realized and unrealized gain (loss)	0.24		0.77	(0.06)	0.16	(0.05)	(0.02)

Total from investment operations	0.34		1.01	0.21	0.44	0.21	0.25

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.29)	(0.29)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—	—	—

Total distributions	(0.12)		(0.38)	(0.41)	(0.29)	(0.26)	(0.27)

Net asset value, end of period	$9.81		$9.59	$8.96	$9.16	$9.01	$9.06

Total return(b)	3.64%		11.23%	1.98%	5.14%	2.34%	2.75%

Net assets, end of period (in 000s)	$10,510		$9,743	$9,832	$7,895	$10,198	$32,514

Ratio of net expenses to average net assets	0.71	%(c)	0.72%	0.72%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.79	%(c)	0.79%	0.81%	0.84%	0.84%	0.87%

Ratio of net investment income to average net assets	2.09	%(c)	2.40%	2.86%	3.19%	2.85%	2.93%

Portfolio turnover rate(d)	25%		69%	76%	82%	82%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.59		$8.96	$9.17	$9.01	$9.06	$9.08

Net investment income(a)	0.12		0.27	0.30	0.31	0.29	0.30

Net realized and unrealized gain (loss)	0.24		0.78	(0.07)	0.17	(0.04)	(0.02)

Total from investment operations	0.36		1.05	0.23	0.48	0.25	0.28

Distributions to shareholders from net investment income	(0.13)		(0.29)	(0.32)	(0.32)	(0.30)	(0.30)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—	—	—

Total distributions	(0.13)		(0.42)	(0.44)	(0.32)	(0.30)	(0.30)

Net asset value, end of period	$9.82		$9.59	$8.96	$9.17	$9.01	$9.06

Total return(b)	3.81%		11.47%	2.44%	5.50%	2.69%	3.10%

Net assets, end of period (in 000s)	$98,623		$123,553	$51,976	$40,548	$163,229	$142,218

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.46	%(c)	0.45%	0.47%	0.48%	0.48%	0.53%

Ratio of net investment income to average net assets	2.42	%(c)	2.69%	3.19%	3.49%	3.18%	3.28%

Portfolio turnover rate(d)	25%		69%	76%	82%	82%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.60		$8.97	$9.17	$9.02	$9.07	$9.09

Net investment income(a)	0.12		0.27	0.31	0.31	0.29	0.30

Net realized and unrealized gain (loss)	0.24		0.78	(0.07)	0.16	(0.04)	(0.02)

Total from investment operations	0.36		1.05	0.24	0.47	0.25	0.28

Distributions to shareholders from net investment income	(0.14)		(0.29)	(0.32)	(0.32)	(0.30)	(0.30)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—	—	—

Total distributions	(0.14)		(0.42)	(0.44)	(0.32)	(0.30)	(0.30)

Net asset value, end of period	$9.82		$9.60	$8.97	$9.17	$9.02	$9.07

Total return(b)	3.71%		11.60%	2.45%	5.39%	2.69%	3.10%

Net assets, end of period (in 000s)	$159,309		$176,606	$226,962	$228,692	$233,908	$249,971

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.38%	0.38%

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.46%	0.49%	0.48%	0.53%

Ratio of net investment income to average net assets	2.44	%(c)	2.75%	3.21%	3.55%	3.19%	3.28%

Portfolio turnover rate(d)	25%		69%	76%	82%	82%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.59		$8.96	$9.17	$9.02	$9.07	$9.09

Net investment income(a)	0.12		0.26	0.30	0.31	0.28	0.29

Net realized and unrealized gain (loss)	0.24		0.78	(0.07)	0.15	(0.04)	(0.02)

Total from investment operations	0.36		1.04	0.23	0.46	0.24	0.27

Distributions to shareholders from net investment income	(0.13)		(0.28)	(0.32)	(0.31)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—	—	—

Total distributions	(0.13)		(0.41)	(0.44)	(0.31)	(0.29)	(0.29)

Net asset value, end of period	$9.82		$9.59	$8.96	$9.17	$9.02	$9.07

Total return(b)	3.77%		11.38%	2.35%	5.28%	2.60%	3.01%

Net assets, end of period (in 000s)	$4,495		$5,364	$4,628	$3,164	$4,600	$4,062

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.47%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.54	%(c)	0.54%	0.56%	0.58%	0.57%	0.61%

Ratio of net investment income to average net assets	2.35	%(c)	2.63%	3.10%	3.45%	3.10%	3.18%

Portfolio turnover rate(d)	25%		69%	76%	82%	82%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.59		$8.96	$9.17	$9.02	$9.07	$9.08

Net investment income(a)	0.12		0.27	0.31	0.33	0.29	0.30

Net realized and unrealized gain (loss)	0.25		0.78	(0.08)	0.14	(0.04)	(0.01)

Total from investment operations	0.37		1.05	0.23	0.47	0.25	0.29

Distributions to shareholders from net investment income	(0.14)		(0.29)	(0.32)	(0.32)	(0.30)	(0.30)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—	—	—

Total distributions	(0.14)		(0.42)	(0.44)	(0.32)	(0.30)	(0.30)

Net asset value, end of period	$9.82		$9.59	$8.96	$9.17	$9.02	$9.07

Total return(b)	3.81%		11.48%	2.45%	5.39%	2.70%	3.23%

Net assets, end of period (in 000s)	$113,865		$1,228	$978	$675	$17	$12

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.38%

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.46%	0.54%	0.46%	0.51%

Ratio of net investment income to average net assets	2.35	%(c)	2.74%	3.20%	3.63%	3.20%	3.28%

Portfolio turnover rate(d)	25%		69%	76%	82%	82%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$9.59		$8.96	$9.16	$8.93

Net investment income(b)	0.12		0.27	0.31	0.30

Net realized and unrealized gain (loss)	0.24		0.78	(0.07)	0.23

Total from investment operations	0.36		1.05	0.24	0.53

Distributions to shareholders from net investment income	(0.14)		(0.29)	(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.13)	(0.12)	—

Total distributions	(0.14)		(0.42)	(0.44)	(0.30)

Net asset value, end of period	$9.81		$9.59	$8.96	$9.16

Total return(c)	3.81%		11.61%	2.45%	6.12%

Net assets, end of period (in 000s)	$179,516		$156,039	$189,611	$196,668

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37	%(d)

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.46%	0.51	%(d)

Ratio of net investment income to average net assets	2.43	%(d)	2.73%	3.22%	3.57	%(d)

Portfolio turnover rate(e)	25%		69%	76%	82%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$5.56		$4.98	$5.76	$6.89	$6.38	$6.36

Net investment income(a)	0.09		0.20	0.24	0.34	0.36	0.33

Net realized and unrealized gain (loss)	(0.06)		0.58	(0.79)	(1.17)	0.52	0.04

Total from investment operations	0.03		0.78	(0.55)	(0.83)	0.88	0.37

Distributions to shareholders from net investment income	(0.10)		—	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.20)	(0.23)	(0.30)	(0.37)	(0.35)

Total distributions	(0.10)		(0.20)	(0.23)	(0.30)	(0.37)	(0.35)

Net asset value, end of period	$5.49		$5.56	$4.98	$5.76	$6.89	$6.38

Total return(c)	0.48%		15.65%	(10.05)%	(12.08)%	13.93%	6.21%

Net assets, end of period (in 000s)	$4,654		$4,795	$4,808	$5,465	$8,880	$11,295

Ratio of net expenses to average net assets	1.21	%(d)	1.21%	1.23%	1.21%	1.22%	1.24%

Ratio of total expenses to average net assets	1.72	%(d)	1.84%	1.63%	1.53%	1.44%	1.48%

Ratio of net investment income to average net assets	3.23	%(d)	3.56%	4.13%	5.75%	5.47%	5.17%

Portfolio turnover rate(e)	44%		111%	84%	117%	112%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$5.55		$4.98	$5.75	$6.88	$6.38	$6.37

Net investment income(a)	0.07		0.16	0.20	0.29	0.32	0.27

Net realized and unrealized gain (loss)	(0.06)		0.57	(0.78)	(1.17)	0.50	0.04

Total from investment operations	0.01		0.73	(0.58)	(0.88)	0.82	0.31

Distributions to shareholders from net investment income	(0.08)		—	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.16)	(0.19)	(0.25)	(0.32)	(0.30)

Total distributions	(0.08)		(0.16)	(0.19)	(0.25)	(0.32)	(0.30)

Net asset value, end of period	$5.48		$5.55	$4.98	$5.75	$6.88	$6.38

Total return(c)	(0.08)%		15.02%	(10.74)%	(12.76)%	13.10%	5.08%

Net assets, end of period (in 000s)	$1,933		$2,055	$2,526	$4,457	$7,115	$6,202

Ratio of net expenses to average net assets	1.96	%(d)	1.96%	1.98%	1.96%	1.96%	1.98%

Ratio of total expenses to average net assets	2.47	%(d)	2.58%	2.38%	2.27%	2.18%	2.21%

Ratio of net investment income to average net assets	2.47	%(d)	2.82%	3.44%	4.99%	4.77%	4.27%

Portfolio turnover rate(e)	44%		111%	84%	117%	112%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$5.54		$4.97	$5.74	$6.87	$6.37	$6.36

Net investment income(a)	0.10		0.22	0.26	0.38	0.38	0.34

Net realized and unrealized gain (loss)	(0.06)		0.57	(0.78)	(1.20)	0.50	0.04

Total from investment operations	0.04		0.79	(0.52)	(0.82)	0.88	0.38

Distributions to shareholders from net investment income	(0.11)		—	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.22)	(0.25)	(0.31)	(0.38)	(0.37)

Total distributions	(0.11)		(0.22)	(0.25)	(0.31)	(0.38)	(0.37)

Net asset value, end of period	$5.47		$5.54	$4.97	$5.74	$6.87	$6.37

Total return(c)	0.45%		16.26%	(9.82)%	(11.86)%	14.29%	6.20%

Net assets, end of period (in 000s)	$12,687		$11,320	$16,667	$32,419	$245,127	$332,212

Ratio of net expenses to average net assets	0.91	%(d)	0.91%	0.93%	0.91%	0.92%	0.91%

Ratio of total expenses to average net assets	1.39	%(d)	1.51%	1.29%	1.10%	1.10%	1.12%

Ratio of net investment income to average net assets	3.54	%(d)	3.86%	4.48%	6.33%	5.80%	5.35%

Portfolio turnover rate(e)	44%		111%	84%	117%	112%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$5.55		$4.97	$5.74	$6.87	$6.37	$6.35

Net investment income(a)	0.10		0.21	0.26	0.35	0.38	0.33

Net realized and unrealized gain (loss)	(0.06)		0.58	(0.79)	(1.17)	0.50	0.06

Total from investment operations	0.04		0.79	(0.53)	(0.82)	0.88	0.39

Distributions to shareholders from net investment income	(0.11)		—	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.21)	(0.24)	(0.31)	(0.38)	(0.37)

Total distributions	(0.11)		(0.21)	(0.24)	(0.31)	(0.38)	(0.37)

Net asset value, end of period	$5.48		$5.55	$4.97	$5.74	$6.87	$6.37

Total return(c)	0.60%		15.97%	(9.69)%	(11.91)%	14.24%	6.30%

Net assets, end of period (in 000s)	$4,393		$4,781	$5,557	$6,057	$10,263	$5,489

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.98%	0.96%	0.97%	0.98%

Ratio of total expenses to average net assets	1.47	%(d)	1.60%	1.38%	1.25%	1.16%	1.21%

Ratio of net investment income to average net assets	3.47	%(d)	3.80%	4.35%	6.03%	5.78%	5.28%

Portfolio turnover rate(e)	44%		111%	84%	117%	112%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2018(a)
			2021	2020	2019
Per Share Data

Net asset value, beginning of period	$5.55		$4.97	$5.74	$6.87	$6.48

Net investment income(b)	0.10		0.22	0.27	0.34	0.14

Net realized and unrealized gain (loss)	(0.06)		0.58	(0.79)	(1.16)	0.37

Total from investment operations	0.04		0.80	(0.52)	(0.82)	0.51

Distributions to shareholders from net investment income	(0.11)		—	— (c)	—	—

Distributions to shareholders from return of capital	—		(0.22)	(0.25)	(0.31)	(0.12)

Total distributions	(0.11)		(0.22)	(0.25)	(0.31)	(0.12)

Net asset value, end of period	$5.48		$5.55	$4.97	$5.74	$6.87

Total return(d)	0.63%		16.27%	(9.82)%	(11.86)%	7.88%

Net assets, end of period (in 000s)	$29,654		$24,800	$30,325	$92,937	$56,354

Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.91%	0.90%	0.90	%(e)

Ratio of total expenses to average net assets	1.38	%(e)	1.48%	1.28%	1.18%	0.87	%(e)

Ratio of net investment income to average net assets	3.55	%(e)	3.87%	4.60%	5.91%	6.04	%(e)

Portfolio turnover rate(f)	44%		111%	84%	117%	112%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$5.55		$4.97	$5.74	$6.75

Net investment income(b)	0.10		0.22	0.26	0.31

Net realized and unrealized gain (loss)	(0.06)		0.58	(0.78)	(1.03)

Total from investment operations	0.04		0.80	(0.52)	(0.72)

Distributions to shareholders from net investment income	(0.11)		—	— (c)	—

Distributions to shareholders from return of capital	—		(0.22)	(0.25)	(0.29)

Total distributions	(0.11)		(0.22)	(0.25)	(0.29)

Net asset value, end of period	$5.48		$5.55	$4.97	$5.74

Total return(d)	0.63%		16.27%	(9.82)%	(10.66)%

Net assets, end of period (in 000s)	$24,939		$29,194	$30,957	$52,263

Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.92%	0.90	%(e)

Ratio of total expenses to average net assets	1.38	%(e)	1.50%	1.28%	1.24	%(e)

Ratio of net investment income to average net assets	3.53	%(e)	3.87%	4.48%	5.75	%(e)

Portfolio turnover rate(f)	44%		111%	84%	117%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class A Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.56		$10.55	$10.29	$10.21	$10.45	$10.68

Net investment income (loss)(a)	(0.03)		0.12	0.19	0.24	0.15	0.12

Net realized and unrealized gain (loss)	0.06		0.16	0.36	0.12	(0.16)	(0.11)

Total from investment operations	0.03		0.28	0.55	0.36	(0.01)	0.01

Distributions to shareholders from net investment income	(0.06)		(0.27)	(0.28)	(0.28)	(0.23)	(0.24)

Distributions to shareholders from return of capital	—		—	(0.01)	—	— (b)	—

Total distributions	(0.06)		(0.27)	(0.29)	(0.28)	(0.23)	(0.24)

Net asset value, end of period	$10.53		$10.56	$10.55	$10.29	$10.21	$10.45

Total return(c)	0.36%		2.54%	5.41%	3.60%	(0.10)%	0.10%

Net assets, end of period (in 000s)	$33,538		$38,327	$30,384	$31,394	$24,967	$47,235

Ratio of net expenses to average net assets	0.76	%(d)	0.78%	0.79%	0.78%	0.77%	0.77%

Ratio of total expenses to average net assets	0.83	%(d)	0.81%	0.85%	0.86%	0.87%	0.93%

Ratio of net investment income (loss) to average net assets	(0.53	)%(d)	1.08%	1.82%	2.37%	1.40%	1.10%

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%	1,149%	863%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.58		$10.58	$10.32	$10.23	$10.47	$10.71

Net investment income (loss)(a)	(0.01)		0.16	0.21	0.27	0.19	0.15

Net realized and unrealized gain (loss)	0.06		0.14	0.38	0.14	(0.16)	(0.11)

Total from investment operations	0.05		0.30	0.59	0.41	0.03	0.04

Distributions to shareholders from net investment income	(0.08)		(0.30)	(0.32)	(0.32)	(0.27)	(0.28)

Distributions to shareholders from return of capital	—		—	(0.01)	—	— (b)	—

Total distributions	(0.08)		(0.30)	(0.33)	(0.32)	(0.27)	(0.28)

Net asset value, end of period	$10.55		$10.58	$10.58	$10.32	$10.23	$10.47

Total return(c)	0.43%		2.88%	5.75%	4.05%	0.24%	0.35%

Net assets, end of period (in 000s)	$119,586		$89,598	$52,878	$34,027	$80,298	$63,035

Ratio of net expenses to average net assets	0.43	%(d)	0.45%	0.45%	0.44%	0.43%	0.43%

Ratio of total expenses to average net assets	0.50	%(d)	0.48%	0.51%	0.51%	0.52%	0.59%

Ratio of net investment income (loss) to average net assets	(0.27	)%(d)	1.48%	1.98%	2.68%	1.78%	1.45%

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%	1,149%	863%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.56		$10.55	$10.30	$10.21	$10.45	$10.69

Net investment income (loss)(a)	(0.01)		0.15	0.22	0.28	0.18	0.15

Net realized and unrealized gain (loss)	0.06		0.17	0.36	0.13	(0.15)	(0.11)

Total from investment operations	0.05		0.32	0.58	0.41	0.03	0.04

Distributions to shareholders from net investment income	(0.08)		(0.31)	(0.32)	(0.32)	(0.27)	(0.28)

Distributions to shareholders from return of capital	—		—	(0.01)	—	— (b)	—

Total distributions	(0.08)		(0.31)	(0.33)	(0.32)	(0.27)	(0.28)

Net asset value, end of period	$10.53		$10.56	$10.55	$10.30	$10.21	$10.45

Total return(c)	0.43%		2.99%	5.67%	4.07%	0.24%	0.35%

Net assets, end of period (in 000s)	$143,070		$150,887	$207,621	$215,647	$221,303	$217,648

Ratio of net expenses to average net assets	0.42	%(d)	0.44%	0.44%	0.44%	0.43%	0.43%

Ratio of total expenses to average net assets	0.49	%(d)	0.47%	0.49%	0.51%	0.52%	0.59%

Ratio of net investment income to average net assets	(0.17	)%(d)	1.44%	2.13%	2.77%	1.77%	1.45%

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%	1,149%	863%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Investor Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.58		$10.58	$10.32	$10.23	$10.47	$10.71

Net investment income (loss)(a)	(0.02)		0.16	0.22	0.27	0.18	0.13

Net realized and unrealized gain (loss)	0.06		0.14	0.36	0.13	(0.16)	(0.10)

Total from investment operations	0.04		0.30	0.58	0.40	0.02	0.03

Distributions to shareholders from net investment income	(0.07)		(0.30)	(0.31)	(0.31)	(0.26)	(0.27)

Distributions to shareholders from return of capital	—		—	(0.01)	—	— (b)	—

Total distributions	(0.07)		(0.30)	(0.32)	(0.31)	(0.26)	(0.27)

Net asset value, end of period	$10.55		$10.58	$10.58	$10.32	$10.23	$10.47

Total return(c)	0.39%		2.79%	5.66%	3.96%	0.15%	0.25%

Net assets, end of period (in 000s)	$49,467		$57,023	$114,242	$152,715	$154,957	$143,018

Ratio of net expenses to average net assets	0.51	%(d)	0.53%	0.54%	0.54%	0.52%	0.50%

Ratio of total expenses to average net assets	0.58	%(d)	0.57%	0.59%	0.61%	0.61%	0.62%

Ratio of net investment income (loss) to average net assets	(0.31	)%(d)	1.47%	2.09%	2.67%	1.68%	1.26%

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%	1,149%	863%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class R6 Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.58		$10.58	$10.32	$10.23	$10.48	$10.71

Net investment income (loss)(a)	(0.01)		0.17	0.22	0.29	0.19	0.19

Net realized and unrealized gain (loss)	0.06		0.14	0.37	0.12	(0.17)	(0.14)

Total from investment operations	0.05		0.31	0.59	0.41	0.02	0.05

Distributions to shareholders from net investment income	(0.08)		(0.31)	(0.32)	(0.32)	(0.27)	(0.28)

Distributions to shareholders from return of capital	—		—	(0.01)	—	— (b)	—

Total distributions	(0.08)		(0.31)	(0.33)	(0.32)	(0.27)	(0.28)

Net asset value, end of period	$10.55		$10.58	$10.58	$10.32	$10.23	$10.48

Total return(c)	0.43%		2.89%	5.77%	4.06%	0.16%	0.46%

Net assets, end of period (in 000s)	$10,807		$8,245	$20,349	$14,387	$5,104	$2,606

Ratio of net expenses to average net assets	0.42	%(d)	0.44%	0.44%	0.44%	0.42%	0.41%

Ratio of total expenses to average net assets	0.49	%(d)	0.49%	0.50%	0.52%	0.51%	0.53%

Ratio of net investment income (loss) to average net assets	(0.12	)%(d)	1.55%	2.11%	2.88%	1.80%	1.79%

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%	1,149%	863%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class P Shares
	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2019(a)
			2021	2020
Per Share Data

Net asset value, beginning of period	$10.58		$10.58	$10.32	$10.16

Net investment income (loss)(b)	(0.01)		0.14	0.23	0.28

Net realized and unrealized gain	0.06		0.17	0.36	0.18

Total from investment operations	0.05		0.31	0.59	0.46

Distributions to shareholders from net investment income	(0.08)		(0.31)	(0.32)	(0.30)

Distributions to shareholders from return of capital	—		—	(0.01)	—

Total distributions	(0.08)		(0.31)	(0.33)	(0.30)

Net asset value, end of period	$10.55		$10.58	$10.58	$10.32

Total return(c)	0.43%		2.89%	5.77%	4.57%

Net assets, end of period (in 000s)	$7,084		$12,382	$4,971	$8,575

Ratio of net expenses to average net assets	0.42	%(d)	0.44%	0.44%	0.44	%(d)

Ratio of total expenses to average net assets	0.49	%(d)	0.46%	0.49%	0.52	%(d)

Ratio of net investment income (loss) to average net assets	(0.18	)%(d)	1.30%	2.17%	2.89	%(d)

Portfolio turnover rate(e)	606%		1,027%	1,233%	963%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Emerging Markets Debt	A, C, Institutional, Investor, R6 and P	Diversified
High Yield	A, C, Institutional, Service, Investor, R6, R and P	Diversified
High Yield Floating Rate	A, C, Institutional, Investor, R6, R and P	Diversified
Local Emerging Markets Debt	A, C, Institutional, Investor, R6 and P	Non-diversified
Investment Grade Credit, U.S. Mortgages	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Class A Shares of the Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 2.25%, 3.75%, 4.50% and 3.75%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions,

139

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Emerging Markets Debt	Daily/Monthly	Annually
High Yield	Daily/Monthly	Annually
High Yield Floating Rate	Daily/Monthly	Annually
Investment Grade Credit	Daily/Monthly	Annually
Local Emerging Markets Debt	Daily/Monthly	Annually
U.S. Mortgages	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

140

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Commercial Paper -— Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

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iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$837,374,680	$—

Corporate Obligations	—	324,486,794	—

Structured Notes	—	19,759,411	—

Investment Company	28,263,019	—	—

Total	$28,263,019	$1,181,620,885	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$8,858,593	$—

Futures Contracts(a)	1,888	—	—

Interest Rate Swap Contracts(a)	—	7,435,564	—

Credit Default Swap Contracts(a)	—	2,584,144	—

Purchased option contracts	—	7,779	—

Total	$1,888	$18,886,080	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(4,755,140)	$—

Futures Contracts(a)	(3,014,117)	—	—

Interest Rate Swap Contracts(a)	—	(1,781,366)	—

Credit Default Swap Contracts(a)	—	(555,357)	—

Written option contracts	—	(604,694)	—

Total	$(3,014,117)	$(7,696,557)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$111,517,692	$—

Corporate Obligations	—	2,006,286,624	—

Unfunded Loan Commitment(a)	—	236	—

Common Stock and/or Other Equity Investments

North America	5,968,000	6,696,867	—

Warrants	—	91,062	—

Investment Company	59,368,763	—	—

Exchange Traded Fund	16,612,891	—	—

Securities Lending Reinvestment Vehicle	47,852,321	—	—

Total	$129,801,975	$2,124,592,481	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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HIGH YIELD (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,232,174	$—

Futures Contracts	606,134	—	—

Credit Default Swap Contracts	—	1,992,407	—

Total Return Swap Contracts	—	440,886	—

Total	$606,134	$3,665,467	$—

Liabilities(a)

Futures Contracts	$(677,730)	$—	$—

Credit Default Swap Contracts	—	(169,456)	—

Total	$(677,730)	$(169,456)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$2,530,576,473	$4,175,135

Corporate Obligations	—	165,785,209	—

Asset-Backed Securities	—	36,271,681	—

Common Stock and/or Other Equity Investments

Europe	—	6,873,121	—

North America	3,007,279	1,475,300	406,873

Warrants	—	175,441	16,275

Exchange Traded Funds	65,392,749	—	—

Investment Company	325,557,077	—	—

Securities Lending Reinvestment Vehicle	3,894,050	—	—

Total	$397,851,155	$2,741,157,225	$4,598,283

Liabilities(a)

Fixed Income

Unfunded Loan Commitment	$—	$(14,939)	$—

Total	$—	$(14,939)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,416,239	$—

Futures Contracts	1,166,263	—	—

Total Return Swap Contracts	—	287,108	—

Total	$1,166,263	$1,703,347	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$500,901,568	$—

Foreign Debt Obligations	—	18,994,156	—

Municipal Debt Obligations	—	5,233,338	—

U.S. Treasury Obligations	892,062	—	—

Investment Company	15,793,400	—	—

Total	$16,685,462	$525,129,062	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$142,726	$—

Futures Contracts	344,916	—	—

Interest Rate Swap Contracts	—	100,095	—

Credit Default Swap Contracts	—	1,428,864	—

Total	$344,916	$1,671,685	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(10,975)	$—

Futures Contracts	(2,088,792)	—	—

Interest Rate Swap Contracts	—	(73,589)	—

Credit Default Swap Contracts	—	(16,381)	—

Total	$(2,088,792)	$(100,945)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$56,955,132	$—

Corporate Obligations	—	1,925,541	—

Structured Notes	—	8,702,113	—

U.S. Treasury Obligations	101,177	—	—

Investment Company	3,433,325	—	—

Total	$3,534,502	$67,582,786	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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LOCAL EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$686,712	$—

Futures Contracts(a)	125,396	—	—

Interest Rate Swap Contracts(a)	—	1,269,962	—

Credit Default Swap Contracts(a)	—	61,509	—

Purchased options contracts	—	991	—

Total	$125,396	$2,019,174	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(810,565)	$—

Futures Contracts(a)	(154,633)	—	—

Interest Rate Swap Contracts(a)	—	(622,925)	—

Credit Default Swap Contracts(a)	—	(5,303)	—

Written option contracts	—	(77,611)	—

Total	$(154,633)	$(1,516,404)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$391,532,079	$—

Asset-Backed Securities	—	28,716,416	—

U.S. Treasury Obligations	93,927,486	—	—

Investment Company	29,971,277	—	—

Total	$123,898,763	$420,248,495	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(26,627,908)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$116,318	$—	$—

Interest Rate Swap Contracts(a)	—	34,697	—

Credit Default Swap Contracts(a)	—	657,254	—

Purchased options contracts	—	65,012	—

Total	$116,318	$756,963	$—

Liabilities

Futures Contracts(a)	$(69,623)	$—	$—

Interest Rate Swap Contracts(a)	—	(38,469)	—

Credit Default Swap Contracts(a)	—	(367,977)	—

Written option contracts	—	(53,869)	—

Total	$(69,623)	$(460,315)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

EMERGING MARKETS DEBT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts; Variation margin on swap contracts	$7,437,452	(a)	Variation margin on futures contracts; Variation margin on swap contracts;	$(4,795,483)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	2,584,144	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	(555,357)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	8,866,372		Payable for unrealized loss on forward foreign currency exchange contracts; Written Options, at value	(5,359,834)
Total		$18,887,968			$(10,710,674)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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HIGH YIELD
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts	$606,134	(a)	Variation margin on futures contracts	$(677,730)	(a)
Credit	Variation margin on swap contracts	1,992,407	(a)	Variation margin on swap contracts	(169,456)	(a)
Equity	Receivable for unrealized gain on swap contracts	440,886	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,232,174		—	—
Total		$4,271,601			$(847,186)

GS HIGH YIELD FLOATING RATE
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts;	$1,166,263	(a)	—	$—
Equity	Receivable for unrealized gain on swap contracts	287,108		—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,416,239		—	—
Total		$2,869,610			$—

INVESTMENT GRADE CREDIT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts; Variation margin on swap contracts	$445,010	(a)	Variation margin on futures contracts; Variation margin on swap contracts;	$(2,162,381)	(a)
Credit	Variation margin on swap contracts	1,428,864	(a)	Variation margin on swap contracts	(16,381)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	142,726		Payable for unrealized loss on forward foreign currency exchange contracts	(10,975)
Total		$2,016,601			$(2,189,737)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

LOCAL EMERGING MARKETS DEBT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest Rate	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Variation margin on swap contracts	$1,395,358	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Variation margin on swap contracts; Unrealized loss on non-deliverable bond forward contracts	$(778,433)	(a)(b)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	61,509	(a)	Variation margin on swap contracts	(5,303)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	687,703		Payable for unrealized loss on forward foreign currency exchange contracts; Written Options, at value	(888,176)
Total		$2,136,059			$(1,671,912)

U.S. MORTGAGES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$216,027	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(161,961)	(a)
Credit	Receivable for unrealized gain on swap contracts	657,254	(a)	Payable for unrealized loss on swap contracts	(367,977)	(a)(b)
Total		$873,281			$(529,938)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $45,078 and $367,977 for the Local Emerging Markets Debt and U.S. Mortgages Funds which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

EMERGING MARKETS DEBT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$5,442,279	$5,595,390
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,249,772	(319)
Currency	Net realized gain (loss) forward foreign currency exchange contracts, purchased options and written options /Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	3,110,049	(1,080,919)
Total		$10,802,100	$4,514,152

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4. INVESTMENTS IN DERIVATIVES (continued)

HIGH YIELD
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts	$495,872	$2,958,444
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,630,102	(454)
Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	657,701	136,568
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	913,186	332,878
Total		$4,696,861	$3,427,436

GS HIGH YIELD FLOATING RATE
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts,	$(1,323,748)	$76,454
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	422,401	154,998
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on forward foreign currency exchange contracts	1,173,744	63,349
Total		$272,397	$294,801

INVESTMENT GRADE CREDIT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$4,947,451	$(689,378)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	812,580	365,553
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	165,845	(119,137)
Total		$5,925,876	$(442,962)

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

LOCAL EMERGING MARKETS DEBT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$288,633	$160,241
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	30,328	(14,783)
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	433,453	(2,776)
Total		$752,444	$142,682

U.S. MORTGAGES
Risk	Statement of Operations	Net Realized Gain	Net Change in Unrealized Gain
Interest Rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased option contracts and written option contracts	$301,592	$15,107
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	307,784	174,723
Total		$609,376	$189,830

For the six months ended September 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Fund	Futures contracts	Forward contracts	Swap agreements	Purchased options	Purchased swaptions	Written options	Written swaptions
Emerging Markets Debt	2,254	$1,187,900,514	$1,003,440,729	$223,500,492	$—	$113,355,778	$—
High Yield	1,549	49,547,752	155,086,763	—	—	—	—
High Yield Floating Rate	858	60,822,037	23,500,000	—	—	—	—
Investment Grade Credit	973	32,074,512	292,038,255	—	—	—	—
Local Emerging Markets Debt	123	160,245,913	142,753,320	28,776,705	—	14,636,455	—
U.S. Mortgages	237	—	37,549,141	—	21,358,333	—	34,040,000

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended September 30, 2021.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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4. INVESTMENTS IN DERIVATIVES (continued)

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2021:

EMERGING MARKETS DEBT
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Barclays Bank PLC	$—	$35,368	$—	$35,368	$—	$—	$—	$—	$35,368	$—	$35,368
BNP Paribas SA	42	—	—	42	—	—	(109,491)	(109,491)	(109,449)	—	(109,449)
CS International (London)	503	—	—	503	—	—	(138,008)	(138,008)	(137,505)	—	(137,505)
Deutsche Bank AG (London)	—	274,049	—	274,049	(39,177)	—	—	(39,177)	234,872	—	234,872
HSBC Bank PLC	7,002	—	—	7,002	—	—	(115,811)	(115,811)	(108,809)	—	(108,809)
JPMorgan Securities, Inc.	—	—	8,858,593	8,858,593	(14,897)	(4,755,140)	—	(4,770,037)	4,088,556	(4,088,556)	—
MS & Co. Int. PLC	232	—	—	232	—	—	(241,384)	(241,384)	(241,152)	—	(241,152)

Total	$7,779	$309,417	$8,858,593	$9,175,789	$(54,074)	$(4,755,140)	$(604,694)	$(5,413,908)	$3,761,881	$(4,088,556)	$326,675
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

LOCAL EMERGING MARKETS DEBT
	Derivative Assets(1)					Derivative Liabilities(1)
Counterparty	Options Purchased	Swaps		Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Bank of America Securities LLC	$—	$—	*	$—	$—	$—	$(875)*	$—	$(875)	$(875)	$—	$(875)
BNP Paribas SA	5	—		—	5	—	—	(13,916)	(13,916)	(13,911)	—	(13,911)
BofA Securities LLC	—	—		—	—	(12,233)	—	—	(12,233)	(12,233)	—	(12,233)
Citibank NA	—	23,614		—	23,614	(11,822)	—	—	(11,822)	11,792	—	11,792
CS International (London)	64	—		—	64	—	—	(17,517)	(17,517)	(17,453)	—	(17,453)
HSBC Bank PLC	892	—		—	892	—	—	(14,793)	(14,793)	(13,901)	—	(13,901)
JPMorgan Securities, Inc.	—	—		606,999	606,999	—	(810,565)	—	(810,565)	(203,566)	203,566	—
MS & Co. Int. PLC	30	311,334		79,713	391,007	(21,023)	—	(31,385)	(52,408)	338,669	(338,669)	—

Total	$991	$334,948		$686,712	$1,022,651	$(45,078)	$(811,440)	$(77,611)	$(934,129)	$88,522	$(135,103)	$46,581
*	Includes Non-Deliverable Bond Forward Contracts assets of $0 and liabilities of $875.
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund Name	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Emerging Markets Debt	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.79%
High Yield	0.70	0.70	0.63	0.60	0.59	0.69	0.68	+
High Yield Floating Rate	0.60	0.54	0.51	0.50	0.49	0.56	0.54
Investment Grade Credit	0.34	0.31	0.29	0.28	0.28	0.34	0.34
Local Emerging Markets Debt	0.80	0.80	0.72	0.68	0.67	0.79	0.79
U.S. Mortgages	0.34	0.31	0.29	0.28	0.28	0.34	0.32

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
+	Effective July 29, 2021, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective rate of 0.67% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2022.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended September 30, 2021, the management fee waived by GSAM for each Fund was as follows:

Fund Name	Management Fee Waived
Emerging Markets Debt	$48,184
High Yield	22,718
High Yield Floating Rate	229,851
Investment Grade Credit	10,230
Local Emerging Markets Debt	6,030
U.S. Mortgages	34,607

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

157

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended September 30, 2021 Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund Name	Class A
Emerging Markets Debt	$419
High Yield	2,571
High Yield Floating Rate	22
Investment Grade Credit	735
Local Emerging Markets Debt	16
U.S. Mortgages	393

During the six months ended September 30, 2021, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit and U.S. Mortgages Funds’ Separate Account Institutional Shares.

Effective July 29, 2021, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Local Emerging Markets Debt Fund and 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund through at least July 29, 2022, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. Prior to July 29, 2021 the waiver of fees charged for such transfer agency services was 0.02% of the average daily net assets of Class A, Class C and Investor Shares of Emerging Markets Debt Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are 0.024%, 0.004%, 0.104%, 0.004%,

158

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

0.074% and 0.074%, respectively. Prior to July 29, 2021 the Other Expense limitations as an annual percentage rate of average daily net assets for High Yield Fund was 0.014%. These Other Expense limitations will remain in place through at least July 29, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund Name	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Emerging Markets Debt	$48,184	$16,420	$232,368	$296,972
High Yield	113,019	38,198	254,492	405,709
High Yield Floating Rate	229,851	—	—	229,851
Investment Grade Credit	10,230	—	213,315	223,545
Local Emerging Markets Debt	6,030	1,747	190,618	198,395
U.S. Mortgages	34,606	—	81,827	116,433

G.  Line of Credit Facility — As of September 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

In addition, the High Yield Floating Rate Fund also participated in a $150,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the Credit Facility, the Fund had no average outstanding balance nor weighted average annual interest rate for the six months ended September 30, 2021. As of September 30, 2021, there were no outstanding borrowings under the Credit Facility.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2021, Goldman Sachs earned $36,914, $13,625, $2,133 and $6,835, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt, and U.S. Mortgages Funds, respectively.

As of September 30, 2021, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the Local Emerging Market Debts Fund:

Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio	Goldman Sachs Growth Strategy Portfolio
6%	18%	11%

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 100% of Class R Shares of the High Yield Floating Rate Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended September 30, 2021:

Fund	Underlying Fund	Beginning Value as of March 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2021	Shares as of September 30, 2021	Dividend Income
Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	$70,788,766	$209,508,576	$(252,034,323)	$28,263,019	28,263,019	$8,389
High Yield	Goldman Sachs Financial Square Government Fund — Institutional Shares	72,950,280	364,989,958	(378,571,475)	59,368,763	59,368,763	4,129
High Yield Floating Rate	Goldman Sachs Financial Square Government Fund — Institutional Shares	220,574,301	758,491,585	(653,508,809)	325,557,077	325,557,077	38,927
Investment Grade Credit	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	231,461,819	(215,668,419)	15,793,400	15,793,400	1,784
Local Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,991,605	18,836,824	(21,395,104)	3,433,325	3,433,325	1,023
U.S. Mortgages	Goldman Sachs Financial Square Government Fund — Institutional Shares	23,061,017	156,319,662	(149,409,402)	29,971,277	29,971,277	5,908

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Emerging Markets Debt	$—	$222,229,611	$—	$186,818,889
High Yield	—	691,186,739	—	503,132,604
High Yield Floating Rate	—	1,363,100,744	—	423,869,774
Investment Grade Credit	—	190,470,253	—	130,328,720
Local Emerging Markets Debt	21,521,234	13,923,643	21,553,454	7,640,483
U.S. Mortgages	2,501,188,052	12,118,813	2,518,466,658	8,789,840

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7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended September 30, 2021, are reported under Investment Income on the Statements of Operations.

	For the six months ended September 30, 2021		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of September 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
High Yield	$20,131	$71,653	$17,266,611

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2021:

Fund	Beginning Value as of March 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2021	Shares as of September 30, 2021
High Yield	$33,937,193	$195,457,568	$(181,542,440)	$47,852,321	47,852,321
High Yield Floating Rate	—	98,844,419	(94,950,369)	3,894,050	3,894,050

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2021, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Capital loss carryforwards:
Perpetual Short-Term	$(31,906,171)	$(156,998,353)	$(134,878,329)	$—	$(105,769,823)	$(2,854,636)
Perpetual Long-Term	(87,294,973)	(334,983,217)	(263,852,331)	—	(42,686,961)	(4,688,005)
Total capital loss carryforwards	$(119,201,144)	$(491,981,570)	$(398,730,660)	$—	$(148,456,784)	$(7,542,641)
Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable/Straddle Loss Deferral/Defaulted Bonds)	$(11,264,924)	$(7,263,912)	$(253,187)	$(1,391,153)	$(2,098,384)	$(4,350,692)

As of September 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Tax Cost	$1,281,199,377	$2,187,085,435	$3,152,159,795	$513,502,000	$77,968,255	$536,857,466
Gross unrealized gain	50,179,176	101,787,496	16,581,285	30,189,356	2,439,194	8,308,581
Gross unrealized loss	(121,494,649)	(34,478,711)	(25,134,417)	(1,876,832)	(9,290,162)	(1,018,789)
Net unrealized gains (losses)	$(71,315,473)	$67,308,785	$(8,553,132)	$28,312,524	$(6,850,968)	$7,289,792

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, market discount accretion and premium amortization, and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

9. OTHER RISKS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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9. OTHER RISKS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum

165

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

10. INDEMNIFICATIONS (continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

12. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,064,438	$13,043,204	1,577,571	$19,289,970
Reinvestment of distributions	51,924	640,283	97,922	1,163,291
Shares redeemed	(984,684)	(12,044,076)	(2,514,930)	(29,731,166)
	131,678	1,639,411	(839,437)	(9,277,905)
Class C Shares
Shares sold	113,707	1,400,227	65,963	796,914
Reinvestment of distributions	12,058	148,648	28,197	336,098
Shares redeemed	(155,559)	(1,928,233)	(570,093)	(6,856,166)
	(29,794)	(379,358)	(475,933)	(5,723,154)
Institutional Shares
Shares sold	10,063,046	124,145,038	31,319,012	373,674,249
Reinvestment of distributions	1,410,780	17,418,286	2,807,403	33,691,543
Shares redeemed	(12,860,773)	(159,090,805)	(37,316,114)	(444,330,356)
	(1,386,947)	(17,527,481)	(3,189,699)	(36,964,564)
Investor Shares
Shares sold	642,737	7,933,269	2,259,167	27,580,731
Reinvestment of distributions	103,243	1,274,955	227,851	2,729,603
Shares redeemed	(2,082,319)	(25,585,702)	(2,989,524)	(35,423,274)
	(1,336,339)	(16,377,478)	(502,506)	(5,112,940)
Class R6 Shares
Shares sold	1,525,140	18,800,058	4,951,282	60,327,909
Reinvestment of distributions	354,712	4,379,740	613,573	7,371,959
Shares redeemed	(1,067,644)	(13,186,306)	(5,450,965)	(62,418,277)
	812,208	9,993,492	113,890	5,281,591
Class P Shares
Shares sold	51,896	640,639	1,683,232	20,790,403
Reinvestment of distributions	56,327	695,095	84,542	1,024,297
Shares redeemed	(254,351)	(3,149,682)	(176,557)	(2,180,318)
	(146,128)	(1,813,948)	1,591,217	19,634,382

NET DECREASE	(1,955,322)	$(24,465,362)	(3,302,468)	$(32,162,590)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	High Yield Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	914,506	$5,915,902	2,762,272	$17,213,547
Reinvestment of distributions	407,195	2,634,461	1,012,012	6,238,156
Shares redeemed	(1,815,609)	(11,734,481)	(5,925,812)	(36,625,168)
	(493,908)	(3,184,118)	(2,151,528)	(13,173,465)
Class C Shares
Shares sold	90,105	583,443	251,572	1,534,568
Reinvestment of distributions	18,652	120,799	64,075	394,707
Shares redeemed	(110,854)	(719,128)	(1,123,624)	(6,962,928)
	(2,097)	(14,886)	(807,977)	(5,033,653)
Institutional Shares
Shares sold	14,966,756	96,801,111	36,041,088	218,887,903
Reinvestment of distributions	1,176,740	7,633,354	2,505,906	15,534,431
Shares redeemed	(4,428,192)	(28,727,085)	(38,219,382)	(236,237,070)
	11,715,304	75,707,380	327,612	(1,814,736)
Service Shares
Shares sold	163,549	1,059,670	637,672	3,913,368
Reinvestment of distributions	22,874	147,886	55,650	343,803
Shares redeemed	(351,756)	(2,267,122)	(406,817)	(2,523,132)
	(165,333)	(1,059,566)	286,505	1,734,039
Investor Shares
Shares sold	275,531	1,788,448	348,826	2,139,082
Reinvestment of distributions	52,317	339,175	128,127	791,817
Shares redeemed	(205,790)	(1,333,698)	(677,797)	(4,192,072)
	122,058	793,925	(200,844)	(1,261,173)
Class R6 Shares
Shares sold	467,170	3,033,778	708,485	4,418,432
Reinvestment of distributions	156,468	1,016,495	450,241	2,792,852
Shares redeemed	(431,360)	(2,800,134)	(3,705,714)	(23,438,442)
	192,278	1,250,139	(2,546,988)	(16,227,158)
Class R Shares
Shares sold	43,258	279,534	251,926	1,552,847
Reinvestment of distributions	20,039	129,517	63,838	390,005
Shares redeemed	(83,566)	(539,835)	(1,172,868)	(7,201,318)
	(20,269)	(130,784)	(857,104)	(5,258,466)
Class P Shares
Shares sold	26,013,377	168,482,455	54,429,200	334,525,354
Reinvestment of distributions	5,887,018	38,186,328	13,600,160	84,260,269
Shares redeemed	(22,626,863)	(146,440,224)	(64,959,168)	(398,940,414)
	9,273,532	60,228,559	3,070,192	19,845,209

NET INCREASE (DECREASE)	20,621,565	$133,590,649	(2,880,132)	$(21,189,403)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	High Yield Floating Rate Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	145,205	$1,360,126	155,164	$1,409,146
Reinvestment of distributions	6,229	58,389	12,467	111,751
Shares redeemed	(11,231)	(105,227)	(137,968)	(1,231,391)
	140,203	1,313,288	29,663	289,506
Class C Shares
Shares sold	24,441	229,137	7,144	66,693
Reinvestment of distributions	658	6,169	2,163	19,302
Shares redeemed	(17,875)	(167,839)	(32,828)	(297,167)
	7,224	67,467	(23,521)	(211,172)
Institutional Shares
Shares sold	1,020,076	9,565,097	9,105,531	79,634,770
Reinvestment of distributions	138,620	1,299,930	498,978	4,473,043
Shares redeemed	(999,998)	(9,370,218)	(11,702,846)	(106,926,015)
	158,698	1,494,809	(2,098,337)	(22,818,202)
Investor Shares
Shares sold	237,071	2,225,174	353,943	3,302,487
Reinvestment of distributions	8,900	83,634	4,256	38,428
Shares redeemed	(76,250)	(716,166)	(39,567)	(355,473)
	169,721	1,592,642	318,632	2,985,442
Class R6 Shares
Shares sold	2,499,430	23,420,000	13,649,385	126,351,697
Reinvestment of distributions	266,955	2,504,875	228,677	2,104,744
Shares redeemed	(106,610)	(1,000,000)	(1,597,797)	(13,745,000)
	2,659,775	24,924,875	12,280,265	114,711,441
Class R Shares
Shares sold	—	—	129	1,130
Reinvestment of distributions	20	191	51	457
Shares redeemed	—	—	(131)	(1,224)
	20	191	49	363
Class P Shares
Shares sold	114,550,616	1,075,748,911	88,767,524	824,781,829
Reinvestment of distributions	3,940,609	37,003,797	5,257,253	47,254,727
Shares redeemed	(19,507,060)	(183,076,895)	(57,870,076)	(510,220,633)
	98,984,165	929,675,813	36,154,701	361,815,923

NET INCREASE	102,119,806	$959,069,085	46,661,452	$456,773,301

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Investment Grade Credit Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	139,289	$1,361,496	554,738	$5,470,265
Reinvestment of distributions	12,622	124,092	43,807	437,271
Shares redeemed	(97,065)	(950,199)	(679,903)	(6,795,864)
	54,846	535,389	(81,358)	(888,328)
Institutional Shares
Shares sold	2,810,312	27,910,161	11,584,166	116,836,264
Reinvestment of distributions	170,706	1,678,818	430,734	4,306,577
Shares redeemed	(5,814,823)	(57,309,771)	(4,934,175)	(47,845,158)
	(2,833,805)	(27,720,792)	7,080,725	73,297,683
Separate Account Institutional Shares
Shares sold	1,047,615	10,221,262	3,846,066	38,058,765
Reinvestment of distributions	229,223	2,253,864	1,002,689	10,015,676
Shares redeemed	(3,458,377)	(33,897,622)	(11,756,012)	(115,369,545)
	(2,181,539)	(21,422,496)	(6,907,257)	(67,295,104)
Investor Shares
Shares sold	62,200	610,889	1,198,314	12,000,633
Reinvestment of distributions	6,731	66,120	26,427	263,988
Shares redeemed	(170,268)	(1,672,546)	(1,181,834)	(11,856,564)
	(101,337)	(995,537)	42,907	408,057
Class R6 Shares
Shares sold	11,376,861	109,809,163	48,039	475,722
Reinvestment of distributions	113,195	1,119,264	4,687	46,742
Shares redeemed	(19,959)	(197,514)	(33,828)	(331,939)
	11,470,097	110,730,913	18,898	190,525
Class P Shares
Shares sold	3,407,122	33,197,102	20,628,865	206,093,138
Reinvestment of distributions	242,260	2,381,832	1,036,773	10,358,321
Shares redeemed	(1,629,646)	(15,878,303)	(26,555,742)	(265,825,616)
	2,019,736	19,700,631	(4,890,104)	(49,374,157)

NET INCREASE (DECREASE)	8,427,998	$80,828,108	(4,736,189)	$(43,661,324)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Local Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	63,005	$354,369	167,535	$979,119
Reinvestment of distributions	14,598	82,544	30,616	172,554
Shares redeemed	(92,070)	(527,286)	(301,085)	(1,703,158)
	(14,467)	(90,373)	(102,934)	(551,485)
Class C Shares
Shares sold	18,972	106,921	130,722	734,833
Reinvestment of distributions	5,043	28,470	14,699	83,114
Shares redeemed	(41,380)	(234,199)	(283,125)	(1,575,040)
	(17,365)	(98,808)	(137,704)	(757,093)
Institutional Shares
Shares sold	596,041	3,420,149	206,205	1,172,614
Reinvestment of distributions	36,204	203,899	76,894	431,907
Shares redeemed	(356,242)	(2,041,180)	(1,597,311)	(8,544,195)
	276,003	1,582,868	(1,314,212)	(6,939,674)
Investor Shares
Shares sold	62,192	351,106	279,017	1,585,381
Reinvestment of distributions	15,643	88,294	31,871	178,843
Shares redeemed	(137,504)	(778,484)	(567,265)	(3,092,431)
	(59,669)	(339,084)	(256,377)	(1,328,207)
Class R6 Shares
Shares sold	845,070	4,800,000	1,014,764	6,000,002
Reinvestment of distributions	99,726	562,722	183,957	1,038,072
Shares redeemed	—	—	(2,832,218)	(15,000,000)
	944,796	5,362,722	(1,633,497)	(7,961,926)
Class P Shares
Shares sold	16,062	91,541	145,165	823,138
Reinvestment of distributions	97,459	550,316	212,156	1,193,173
Shares redeemed	(822,413)	(4,653,281)	(1,324,420)	(7,238,180)
	(708,892)	(4,011,424)	(967,099)	(5,221,869)

NET INCREASE (DECREASE)	420,406	$2,405,901	(4,411,823)	$(22,760,254)

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Notes to Financial Statements (continued)

September 30, 2021 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Fiscal Year Ended March 31, 2021

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	319,959	$3,383,270	1,662,761	$17,763,080
Reinvestment of distributions	13,588	143,598	60,359	646,215
Shares redeemed	(778,233)	(8,236,415)	(971,612)	(10,386,166)
	(444,686)	(4,709,547)	751,508	8,023,129
Institutional Shares
Shares sold	4,197,719	44,633,097	6,597,363	70,461,484
Reinvestment of distributions	69,894	740,379	113,271	1,214,657
Shares redeemed	(1,403,259)	(14,868,032)	(3,243,765)	(34,731,937)
	2,864,354	30,505,444	3,466,869	36,944,204
Separate Account Institutional Shares
Shares sold	1,323,751	14,004,851	4,184,857	44,844,994
Reinvestment of distributions	96,069	1,015,403	542,125	5,808,441
Shares redeemed	(2,122,423)	(22,428,515)	(10,106,606)	(107,862,252)
	(702,603)	(7,408,261)	(5,379,624)	(57,208,817)
Investor Shares
Shares sold	1,293,489	13,714,074	5,429,425	58,236,413
Reinvestment of distributions	33,181	351,373	153,683	1,648,857
Shares redeemed	(2,027,606)	(21,494,284)	(10,994,616)	(117,899,131)
	(700,936)	(7,428,837)	(5,411,508)	(58,013,861)
Class R6 Shares
Shares sold	401,928	4,261,622	458,336	4,918,336
Reinvestment of distributions	6,116	64,752	43,711	469,584
Shares redeemed	(162,957)	(1,727,307)	(1,646,018)	(17,738,898)
	245,087	2,599,067	(1,143,971)	(12,350,978)
Class P Shares
Shares sold	42,373	450,000	986,714	10,632,756
Reinvestment of distributions	6,566	69,552	25,409	272,638
Shares redeemed	(547,613)	(5,797,536)	(311,767)	(3,342,527)
	(498,674)	(5,277,984)	700,356	7,562,867

NET INCREASE (DECREASE)	762,542	$8,279,882	(7,016,370)	$(75,043,456)

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Fund Expenses — Six Month Period Ended September, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R Shares or Class P of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021, which represents a period of 183 out of 365 days.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Debt Fund				High Yield Fund				High Yield Floating Rate Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*
Class A
Actual	$1,000.00	$1,037.70		$5.98	$1,000.00	$1,033.80		$5.20	$1,000.00	$1,019.60		$4.91
Hypothetical 5% return	1,000.00	1,019.20	+	5.92	1,000.00	1,019.95	+	5.16	1,000.00	1,020.21	+	4.91
Class C
Actual	1,000.00	1,034.70		9.74	1,000.00	1,029.90		8.96	1,000.00	1,014.70		8.69
Hypothetical 5% return	1,000.00	1,015.49	+	9.65	1,000.00	1,016.24	+	8.90	1,000.00	1,016.44	+	8.69
Institutional
Actual	1,000.00	1,040.10		4.40	1,000.00	1,035.20		3.72	1,000.00	1,020.20		3.24
Hypothetical 5% return	1,000.00	1,020.76	+	4.36	1,000.00	1,021.41	+	3.70	1,000.00	1,021.86	+	3.24
Service
Actual	—	—		—	1,000.00	1,032.60		6.32	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,018.85	+	6.28	—	—		—
Investor
Actual	1,000.00	1,039.00		4.70	1,000.00	1,036.60		3.88	1,000.00	1,019.80		3.65
Hypothetical 5% return	1,000.00	1,020.46	+	4.66	1,000.00	1,021.26	+	3.85	1,000.00	1,021.46	+	3.65
Class R6
Actual	1,000.00	1,040.20		4.35	1,000.00	1,035.20		3.67	1,000.00	1,021.40		3.19
Hypothetical 5% return	1,000.00	1,020.81	+	4.31	1,000.00	1,021.46	+	3.65	1,000.00	1,021.91	+	3.19
Class R
Actual	—	—		—	1,000.00	1,034.10		6.48	1,000.00	1,018.50		6.02
Hypothetical 5% return	—	—		—	1,000.00	1,018.70	+	6.43	1,000.00	1,019.10	+	6.02
Class P
Actual	1,000.00	1,039.30		4.35	1,000.00	1,035.20		3.67	1,000.00	1,021.40		3.19
Hypothetical 5% return	1,000.00	1,020.81	+	4.31	1,000.00	1,021.46	+	3.65	1,000.00	1,021.91	+	3.19

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt+	1.16%	1.91%	0.86%	—%	0.91%	0.85%	—%	0.85%
High Yield+	1.02	1.76	0.73	1.24	0.76	0.72	1.27	0.72
High Yield Floating Rate+	0.97	1.72	0.64	—	0.72	0.63	1.19	0.63

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September, 2021 (Unaudited) (continued)

	Investment Grade Credit Fund				Local Emerging Markets Debt Fund				U.S. Mortgages Fund
Share Class	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*	Beginning Account Value 4/1/21	Ending Account Value 9/30/21		Expenses Paid for the 6 months ended 9/30/21*
Class A
Actual	$1,000.00	$1,036.40		$3.62	$1,000.00	$1,004.80		$6.08	$1,000.00	$1,003.60		$3.87
Hypothetical 5% return	1,000.00	1,021.51	+	3.60	1,000.00	1,019.00	+	6.12	1,000.00	1,021.21	+	3.90
Class C
Actual	—	—		—	1,000.00	999.20		9.82	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,015.24	+	9.90	—	—		—
Institutional
Actual	1,000.00	1,038.10		1.94	1,000.00	1,004.50		4.57	1,000.00	1,004.30		2.16
Hypothetical 5% return	1,000.00	1,023.16	+	1.93	1,000.00	1,020.51	+	4.61	1,000.00	1,022.91	+	2.18
Separate Account Institutional
Actual	$1,000.00	$1,037.10		$1.89	—	—		—	$1,000.00	$1,004.30		$2.16
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	—	—		—	1,000.00	1,022.91	+	2.18
Investor
Actual	1,000.00	1,037.70		2.35	1,000.00	1,006.00		4.83	1,000.00	1,003.90		2.61
Hypothetical 5% return	1,000.00	1,022.76	+	2.33	1,000.00	1,020.26	+	4.86	1,000.00	1,022.46	+	2.64
Class R6
Actual	1,000.00	1,038.10		1.89	1,000.00	1,006.30		4.53	1,000.00	1,004.30		2.16
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	1,000.00	1,020.56	+	4.56	1,000.00	1,022.91	+	2.18
Class P
Actual	1,000.00	1,038.10		1.89	1,000.00	1,006.30		4.53	1,000.00	1,004.30		2.16
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	1,000.00	1,020.56	+	4.56	1,000.00	1,022.91	+	2.18

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class P
Investment Grade Credit+	0.71%	—%	0.38%	0.37%	0.46%	0.37%	0.37%
Local Emerging Markets Debt+	1.21	1.96	0.91	—	0.96	0.90	0.90
U.S. Mortgages+	0.77	—	0.43	0.43	0.52	0.43	0.43

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt Fund and High Yield Fund), a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-,

176

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt Fund and High Yield Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. They observed that the High Yield Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the High Yield Fund had experienced certain portfolio management changes in 2020. The Board considered that the High Yield Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the High Yield Floating Rate Fund had experienced certain portfolio management changes in 2020. They observed that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the Local Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period, in the third quartile for the five-year period, and in the fourth quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. They considered that the U.S. Mortgages Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the U.S. Mortgages Fund had experienced certain portfolio management changes in 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Emerging Markets Debt Fund and High Yield Fund that would have the effect of decreasing expenses of Class A, Class C, and Investor Shares of the Emerging Markets Debt Fund and all share classes of the High Yield Fund, with such changes taking effect in connection with the Funds’ next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

177

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Emerging Markets Debt Fund	High Yield Fund	Local Emerging Markets Debt Fund

First $2 billion	0.80%	0.70%	0.80%

Next $3 billion	0.72	0.63	0.72

Next $3 billion	0.68	0.60	0.68

Over $8 billion	0.67	0.59	0.67

	High Yield Floating Rate Fund	Investment Grade Credit Fund	U.S. Mortgages Fund

First $1 billion	0.60%	0.34%	0.34%

Next $1 billion	0.54	0.31	0.31

Next $3 billion	0.51	0.29	0.29

Next $3 billion	0.50	0.28	0.28

Over $8 billion	0.49	0.28	0.28

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds’ Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield Fund and High Yield Floating Rate Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the High Yield Fund and High

178

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Yield Floating Rate Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the High Yield Fund and High Yield Floating Rate Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

179

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of September 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Fund holdings and allocations shown are as of September 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

A summary prospectus, if available, or a Prospectus for the Funds containing more information may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about the Funds.

© 2021 Goldman Sachs. All rights reserved. 259730-OTU-1511463SSFISAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 31, 2021.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 1, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 1, 2021